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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07572

Principal Funds, Inc.
(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50309
(Address of principal executive offices)                                                         (Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	515-235-1719

Date of fiscal year end:	October 31, 2024

Date of reporting period:	October 31, 2024

ITEM 1 – REPORT TO STOCKHOLDERS

(a) The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b) Not applicable.
Class A

SRCMX

California Municipal Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about California Municipal Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$91	0.87%

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of current income that is exempt from federal and state personal income tax as is consistent with prudent investment management and preservation of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in California municipal obligations (securities issued by or on behalf of state or local governments and other public authorities) at the time of purchase. Generally, these municipal obligations pay interest that is exempt from state personal income tax and federal income tax. For the 12 month period, yields on the Bloomberg California Municipal Index ("Index") decreased significantly leading to gain for the Index over the year. Duration was a negative contributor. Sector allocation and security selection were positive contributors. During the fiscal year ending October 31, 2024, the top sector contributors were multi-family housing, state and transportation while the top security contributors were Foothill / Eastern Transportation Corridor, California Municipal Solid Waste, and the Los Angeles California Airport. The top sector detractors were city, power and tobacco while the top security detractors were San Diego County Airport, California Housing Agency, and California Pollution Control.

How did the Fund perform over the last 10 years?

	Class A shares with maximum sales charge $12,058	Bloomberg Municipal Bond Index $12,548	Bloomberg California Municipal Index $12,516
10/14	9,625	10,000	10,000
11/14	9,647	10,017	10,012
12/14	9,729	10,068	10,068
1/15	9,940	10,246	10,240
2/15	9,826	10,141	10,147
3/15	9,873	10,170	10,178
4/15	9,799	10,116	10,122
5/15	9,776	10,089	10,099
6/15	9,746	10,079	10,091
7/15	9,824	10,152	10,166
8/15	9,853	10,172	10,195
9/15	9,935	10,246	10,265
10/15	9,978	10,287	10,303
11/15	10,042	10,328	10,343
12/15	10,159	10,400	10,421
1/16	10,275	10,524	10,535
2/16	10,282	10,541	10,552
3/16	10,366	10,574	10,588
4/16	10,459	10,652	10,668
5/16	10,522	10,681	10,699
6/16	10,751	10,851	10,868
7/16	10,716	10,857	10,873
8/16	10,749	10,872	10,891
9/16	10,673	10,818	10,824
10/16	10,526	10,704	10,698
11/16	9,990	10,305	10,286
12/16	10,139	10,426	10,407
1/17	10,195	10,495	10,488
2/17	10,279	10,568	10,549
3/17	10,311	10,591	10,570
4/17	10,388	10,667	10,644
5/17	10,587	10,837	10,822
6/17	10,568	10,798	10,785
7/17	10,636	10,885	10,881
8/17	10,735	10,968	10,948
9/17	10,701	10,912	10,896
10/17	10,718	10,939	10,932
11/17	10,705	10,880	10,873
12/17	10,837	10,994	10,992
1/18	10,691	10,865	10,861
2/18	10,624	10,832	10,826
3/18	10,665	10,872	10,874
4/18	10,631	10,833	10,830
5/18	10,762	10,957	10,976
6/18	10,770	10,967	10,980
7/18	10,787	10,993	11,006
8/18	10,808	11,022	11,040
9/18	10,729	10,950	10,955
10/18	10,611	10,883	10,880
11/18	10,693	11,003	10,993
12/18	10,816	11,135	11,114
1/19	10,885	11,219	11,187
2/19	10,953	11,279	11,242
3/19	11,152	11,458	11,427
4/19	11,200	11,501	11,477
5/19	11,378	11,659	11,645
6/19	11,433	11,702	11,685
7/19	11,523	11,797	11,783
8/19	11,763	11,983	11,974
9/19	11,654	11,887	11,885
10/19	11,666	11,908	11,906
11/19	11,686	11,938	11,933
12/19	11,716	11,974	11,967
1/20	11,963	12,189	12,181
2/20	12,165	12,346	12,339
3/20	11,379	11,899	11,908
4/20	11,147	11,749	11,781
5/20	11,537	12,123	12,180
6/20	11,774	12,223	12,250
7/20	12,014	12,429	12,460
8/20	11,966	12,370	12,377
9/20	11,974	12,373	12,374
10/20	11,950	12,336	12,340
11/20	12,170	12,522	12,530
12/20	12,282	12,598	12,583
1/21	12,391	12,678	12,643
2/21	12,168	12,477	12,413
3/21	12,247	12,554	12,499
4/21	12,382	12,659	12,598
5/21	12,460	12,697	12,633
6/21	12,505	12,732	12,665
7/21	12,618	12,837	12,771
8/21	12,561	12,790	12,728
9/21	12,437	12,698	12,634
10/21	12,415	12,661	12,598
11/21	12,515	12,769	12,711
12/21	12,526	12,789	12,736
1/22	12,152	12,439	12,358
2/22	12,047	12,395	12,321
3/22	11,640	11,993	11,911
4/22	11,234	11,661	11,565
5/22	11,338	11,834	11,761
6/22	11,122	11,641	11,578
7/22	11,432	11,948	11,905
8/22	11,216	11,686	11,650
9/22	10,806	11,238	11,219
10/22	10,694	11,144	11,146
11/22	11,157	11,666	11,658
12/22	11,185	11,699	11,696
1/23	11,476	12,035	12,012
2/23	11,256	11,763	11,739
3/23	11,435	12,024	11,994
4/23	11,448	11,996	11,964
5/23	11,382	11,892	11,864
6/23	11,468	12,012	11,982
7/23	11,506	12,059	12,030
8/23	11,416	11,885	11,891
9/23	11,172	11,537	11,550
10/23	11,035	11,439	11,450
11/23	11,561	12,165	12,150
12/23	11,806	12,448	12,424
1/24	11,799	12,384	12,373
2/24	11,826	12,400	12,387
3/24	11,844	12,400	12,372
4/24	11,753	12,246	12,213
5/24	11,761	12,210	12,176
6/24	11,910	12,397	12,347
7/24	12,002	12,510	12,457
8/24	12,083	12,609	12,561
9/24	12,185	12,734	12,689
10/24	12,058	12,548	12,516

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	9.27%	0.66%	2.28%
Class A Shares Including Sales Charge	5.20%	-0.10%	1.89%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%
Bloomberg California Municipal Index	9.32%	1.01%	2.27%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg Municipal Bond Index in order to meet the revised definition of “broad-based securities market index”. The Bloomberg California Municipal Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$623,757
  Total Number of Portfolio Holdings215
  Portfolio Turnover Rate 35.9%
  Total Advisory Fees Paid (amount in thousands)$2,416

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Municipal Bonds	101.65%
Investment Companies	0.01%
Other Assets and LiabilitiesFootnote Reference*	(1.66)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes inverse floating rate obligations

State Allocation

Top States/Territories	Percent of Net Assets
California	94.85%
Puerto Rico	4.64%
Guam	1.46%
Virgin Islands	0.70%
Other StatesFootnote Reference*	0.01%
Other Assets and LiabilitiesFootnote Reference†	(1.66)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes states other than the top twenty and/or Investment Companies
Footnote†	Includes inverse floating rate obligations

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV826ARA-0

Class C

SRCCX

California Municipal Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about California Municipal Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$177	1.70%

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of current income that is exempt from federal and state personal income tax as is consistent with prudent investment management and preservation of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in California municipal obligations (securities issued by or on behalf of state or local governments and other public authorities) at the time of purchase. Generally, these municipal obligations pay interest that is exempt from state personal income tax and federal income tax. For the 12 month period, yields on the Bloomberg California Municipal Index ("Index") decreased significantly leading to gain for the Index over the year. Duration was a negative contributor. Sector allocation and security selection were positive contributors. During the fiscal year ending October 31, 2024, the top sector contributors were multi-family housing, state and transportation while the top security contributors were Foothill / Eastern Transportation Corridor, California Municipal Solid Waste, and the Los Angeles California Airport. The top sector detractors were city, power and tobacco while the top security detractors were San Diego County Airport, California Housing Agency, and California Pollution Control.

How did the Fund perform over the last 10 years?

	Class C shares with maximum sales charge $11,714	Bloomberg Municipal Bond Index $12,548	Bloomberg California Municipal Index $12,516
10/14	10,000	10,000	10,000
11/14	10,016	10,017	10,012
12/14	10,092	10,068	10,068
1/15	10,303	10,246	10,240
2/15	10,178	10,141	10,147
3/15	10,209	10,170	10,178
4/15	10,136	10,116	10,122
5/15	10,104	10,089	10,099
6/15	10,065	10,079	10,091
7/15	10,138	10,152	10,166
8/15	10,159	10,172	10,195
9/15	10,235	10,246	10,265
10/15	10,270	10,287	10,303
11/15	10,329	10,328	10,343
12/15	10,440	10,400	10,421
1/16	10,553	10,524	10,535
2/16	10,552	10,541	10,552
3/16	10,631	10,574	10,588
4/16	10,719	10,652	10,668
5/16	10,776	10,681	10,699
6/16	11,002	10,851	10,868
7/16	10,959	10,857	10,873
8/16	10,995	10,872	10,891
9/16	10,900	10,818	10,824
10/16	10,743	10,704	10,698
11/16	10,190	10,305	10,286
12/16	10,334	10,426	10,407
1/17	10,395	10,495	10,488
2/17	10,464	10,568	10,549
3/17	10,488	10,591	10,570
4/17	10,570	10,667	10,644
5/17	10,755	10,837	10,822
6/17	10,737	10,798	10,785
7/17	10,789	10,885	10,881
8/17	10,882	10,968	10,948
9/17	10,840	10,912	10,896
10/17	10,850	10,939	10,932
11/17	10,829	10,880	10,873
12/17	10,954	10,994	10,992
1/18	10,799	10,865	10,861
2/18	10,725	10,832	10,826
3/18	10,769	10,872	10,874
4/18	10,717	10,833	10,830
5/18	10,842	10,957	10,976
6/18	10,841	10,967	10,980
7/18	10,851	10,993	11,006
8/18	10,864	11,022	11,040
9/18	10,778	10,950	10,955
10/18	10,652	10,883	10,880
11/18	10,726	11,003	10,993
12/18	10,842	11,135	11,114
1/19	10,904	11,219	11,187
2/19	10,966	11,279	11,242
3/19	11,156	11,458	11,427
4/19	11,196	11,501	11,477
5/19	11,365	11,659	11,645
6/19	11,413	11,702	11,685
7/19	11,494	11,797	11,783
8/19	11,724	11,983	11,974
9/19	11,619	11,887	11,885
10/19	11,611	11,908	11,906
11/19	11,623	11,938	11,933
12/19	11,645	11,974	11,967
1/20	11,882	12,189	12,181
2/20	12,085	12,346	12,339
3/20	11,299	11,899	11,908
4/20	11,051	11,749	11,781
5/20	11,429	12,123	12,180
6/20	11,667	12,223	12,250
7/20	11,884	12,429	12,460
8/20	11,829	12,370	12,377
9/20	11,829	12,373	12,374
10/20	11,798	12,336	12,340
11/20	12,018	12,522	12,530
12/20	12,108	12,598	12,583
1/21	12,219	12,678	12,643
2/21	11,981	12,477	12,413
3/21	12,050	12,554	12,499
4/21	12,174	12,659	12,598
5/21	12,243	12,697	12,633
6/21	12,289	12,732	12,665
7/21	12,392	12,837	12,771
8/21	12,328	12,790	12,728
9/21	12,188	12,698	12,634
10/21	12,158	12,661	12,598
11/21	12,247	12,769	12,711
12/21	12,250	12,789	12,736
1/22	11,876	12,439	12,358
2/22	11,778	12,395	12,321
3/22	11,362	11,993	11,911
4/22	10,959	11,661	11,565
5/22	11,053	11,834	11,761
6/22	10,846	11,641	11,578
7/22	11,140	11,948	11,905
8/22	10,912	11,686	11,650
9/22	10,517	11,238	11,219
10/22	10,389	11,144	11,146
11/22	10,839	11,666	11,658
12/22	10,867	11,699	11,696
1/23	11,149	12,035	12,012
2/23	10,935	11,763	11,739
3/23	11,109	12,024	11,994
4/23	11,122	11,996	11,964
5/23	11,057	11,892	11,864
6/23	11,142	12,012	11,982
7/23	11,178	12,059	12,030
8/23	11,090	11,885	11,891
9/23	10,854	11,537	11,550
10/23	10,721	11,439	11,450
11/23	11,232	12,165	12,150
12/23	11,469	12,448	12,424
1/24	11,462	12,384	12,373
2/24	11,489	12,400	12,387
3/24	11,506	12,400	12,372
4/24	11,418	12,246	12,213
5/24	11,426	12,210	12,176
6/24	11,570	12,397	12,347
7/24	11,660	12,510	12,457
8/24	11,739	12,609	12,561
9/24	11,837	12,734	12,689
10/24	11,714	12,548	12,516

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class C Shares Excluding Sales Charge	8.34%	-0.16%	1.59%
Class C Shares Including Sales Charge	7.34%	-0.16%	1.59%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%
Bloomberg California Municipal Index	9.32%	1.01%	2.27%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg Municipal Bond Index in order to meet the revised definition of “broad-based securities market index”. The Bloomberg California Municipal Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$623,757
  Total Number of Portfolio Holdings215
  Portfolio Turnover Rate 35.9%
  Total Advisory Fees Paid (amount in thousands)$2,416

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Municipal Bonds	101.65%
Investment Companies	0.01%
Other Assets and LiabilitiesFootnote Reference*	(1.66)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes inverse floating rate obligations

State Allocation

Top States/Territories	Percent of Net Assets
California	94.85%
Puerto Rico	4.64%
Guam	1.46%
Virgin Islands	0.70%
Other StatesFootnote Reference*	0.01%
Other Assets and LiabilitiesFootnote Reference†	(1.66)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes states other than the top twenty and/or Investment Companies
Footnote†	Includes inverse floating rate obligations

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV826ARC-0

Institutional

PCMFX

California Municipal Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about California Municipal Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$65	0.62%

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of current income that is exempt from federal and state personal income tax as is consistent with prudent investment management and preservation of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in California municipal obligations (securities issued by or on behalf of state or local governments and other public authorities) at the time of purchase. Generally, these municipal obligations pay interest that is exempt from state personal income tax and federal income tax. For the 12 month period, yields on the Bloomberg California Municipal Index ("Index") decreased significantly leading to gain for the Index over the year. Duration was a negative contributor. Sector allocation and security selection were positive contributors. During the fiscal year ending October 31, 2024, the top sector contributors were multi-family housing, state and transportation while the top security contributors were Foothill / Eastern Transportation Corridor, California Municipal Solid Waste, and the Los Angeles California Airport. The top sector detractors were city, power and tobacco while the top security detractors were San Diego County Airport, California Housing Agency, and California Pollution Control.

How did the Fund perform over the last 10 years?

	Institutional shares at net asset value $12,831	Bloomberg Municipal Bond Index $12,548	Bloomberg California Municipal Index $12,516
10/14	10,000	10,000	10,000
11/14	10,023	10,017	10,012
12/14	10,108	10,068	10,068
1/15	10,328	10,246	10,240
2/15	10,209	10,141	10,147
3/15	10,249	10,170	10,178
4/15	10,185	10,116	10,122
5/15	10,152	10,089	10,099
6/15	10,132	10,079	10,091
7/15	10,215	10,152	10,166
8/15	10,247	10,172	10,195
9/15	10,324	10,246	10,265
10/15	10,380	10,287	10,303
11/15	10,448	10,328	10,343
12/15	10,571	10,400	10,421
1/16	10,694	10,524	10,535
2/16	10,702	10,541	10,552
3/16	10,792	10,574	10,588
4/16	10,890	10,652	10,668
5/16	10,957	10,681	10,699
6/16	11,196	10,851	10,868
7/16	11,162	10,857	10,873
8/16	11,208	10,872	10,891
9/16	11,120	10,818	10,824
10/16	10,969	10,704	10,698
11/16	10,412	10,305	10,286
12/16	10,569	10,426	10,407
1/17	10,639	10,495	10,488
2/17	10,718	10,568	10,549
3/17	10,763	10,591	10,570
4/17	10,845	10,667	10,644
5/17	11,046	10,837	10,822
6/17	11,038	10,798	10,785
7/17	11,111	10,885	10,881
8/17	11,207	10,968	10,948
9/17	11,185	10,912	10,896
10/17	11,205	10,939	10,932
11/17	11,183	10,880	10,873
12/17	11,323	10,994	10,992
1/18	11,173	10,865	10,861
2/18	11,116	10,832	10,826
3/18	11,161	10,872	10,874
4/18	11,128	10,833	10,830
5/18	11,257	10,957	10,976
6/18	11,278	10,967	10,980
7/18	11,299	10,993	11,006
8/18	11,324	11,022	11,040
9/18	11,232	10,950	10,955
10/18	11,111	10,883	10,880
11/18	11,199	11,003	10,993
12/18	11,341	11,135	11,114
1/19	11,417	11,219	11,187
2/19	11,491	11,279	11,242
3/19	11,690	11,458	11,427
4/19	11,743	11,501	11,477
5/19	11,943	11,659	11,645
6/19	11,993	11,702	11,685
7/19	12,101	11,797	11,783
8/19	12,345	11,983	11,974
9/19	12,245	11,887	11,885
10/19	12,260	11,908	11,906
11/19	12,272	11,938	11,933
12/19	12,318	11,974	11,967
1/20	12,569	12,189	12,181
2/20	12,795	12,346	12,339
3/20	11,971	11,899	11,908
4/20	11,718	11,749	11,781
5/20	12,143	12,123	12,180
6/20	12,395	12,223	12,250
7/20	12,649	12,429	12,460
8/20	12,590	12,370	12,377
9/20	12,612	12,373	12,374
10/20	12,590	12,336	12,340
11/20	12,824	12,522	12,530
12/20	12,933	12,598	12,583
1/21	13,062	12,678	12,643
2/21	12,829	12,477	12,413
3/21	12,915	12,554	12,499
4/21	13,061	12,659	12,598
5/21	13,145	12,697	12,633
6/21	13,195	12,732	12,665
7/21	13,317	12,837	12,771
8/21	13,260	12,790	12,728
9/21	13,121	12,698	12,634
10/21	13,100	12,661	12,598
11/21	13,208	12,769	12,711
12/21	13,223	12,789	12,736
1/22	12,842	12,439	12,358
2/22	12,734	12,395	12,321
3/22	12,295	11,993	11,911
4/22	11,881	11,661	11,565
5/22	11,981	11,834	11,761
6/22	11,767	11,641	11,578
7/22	12,098	11,948	11,905
8/22	11,872	11,686	11,650
9/22	11,441	11,238	11,219
10/22	11,312	11,144	11,146
11/22	11,817	11,666	11,658
12/22	11,849	11,699	11,696
1/23	12,147	12,035	12,012
2/23	11,928	11,763	11,739
3/23	12,121	12,024	11,994
4/23	12,137	11,996	11,964
5/23	12,070	11,892	11,864
6/23	12,164	12,012	11,982
7/23	12,207	12,059	12,030
8/23	12,101	11,885	11,891
9/23	11,859	11,537	11,550
10/23	11,703	11,439	11,450
11/23	12,276	12,165	12,150
12/23	12,538	12,448	12,424
1/24	12,533	12,384	12,373
2/24	12,565	12,400	12,387
3/24	12,586	12,400	12,372
4/24	12,492	12,246	12,213
5/24	12,491	12,210	12,176
6/24	12,664	12,397	12,347
7/24	12,764	12,510	12,457
8/24	12,841	12,609	12,561
9/24	12,964	12,734	12,689
10/24	12,831	12,548	12,516

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
Institutional Shares	9.64%	0.92%	2.52%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%
Bloomberg California Municipal Index	9.32%	1.01%	2.27%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is July 25, 1989.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg Municipal Bond Index in order to meet the revised definition of “broad-based securities market index”. The Bloomberg California Municipal Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$623,757
  Total Number of Portfolio Holdings215
  Portfolio Turnover Rate 35.9%
  Total Advisory Fees Paid (amount in thousands)$2,416

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Municipal Bonds	101.65%
Investment Companies	0.01%
Other Assets and LiabilitiesFootnote Reference*	(1.66)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes inverse floating rate obligations

State Allocation

Top States/Territories	Percent of Net Assets
California	94.85%
Puerto Rico	4.64%
Guam	1.46%
Virgin Islands	0.70%
Other StatesFootnote Reference*	0.01%
Other Assets and LiabilitiesFootnote Reference†	(1.66)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes states other than the top twenty and/or Investment Companies
Footnote†	Includes inverse floating rate obligations

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV826ARI-0

Class A

CMPIX

Core Fixed Income Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Core Fixed Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	0.71%

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of current income consistent with preservation of capital. The Fund invests primarily in a diversified pool of investment-grade fixed-income securities, including corporate securities, U.S. government securities, asset-backed securities and mortgage-backed securities. It maintains an average portfolio duration that is within ±25% of the duration of the Bloomberg U.S. Aggregate Bond Index ("Index"). During the fiscal year ending October 31, 2024, the Fund benefitted from an overweight in corporate bonds, and performance benefitted further by sector allocation in financial institutions and the utilities sector. Security selection in agency mortgage-backed securities also contributed positively to performance. The Fund's underweight in government related, commercial mortgage-backed securities and agency mortgage-backed securities detracted from performance. At the end of the third quarter in 2024, the portfolio management team utilized Treasury futures to better align the Fund's key rate duration with the Index, while maintaining the Fund's overall duration positioning.

How did the Fund perform over the last 10 years?

	Class A shares with maximum sales charge $11,279	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	9,780	10,000
11/14	9,813	10,071
12/14	9,769	10,080
1/15	9,936	10,292
2/15	9,898	10,195
3/15	9,923	10,242
4/15	9,927	10,206
5/15	9,932	10,181
6/15	9,813	10,070
7/15	9,839	10,140
8/15	9,759	10,125
9/15	9,761	10,194
10/15	9,786	10,196
11/15	9,756	10,169
12/15	9,638	10,136
1/16	9,682	10,275
2/16	9,718	10,348
3/16	9,892	10,443
4/16	9,993	10,483
5/16	10,009	10,486
6/16	10,194	10,674
7/16	10,284	10,742
8/16	10,310	10,730
9/16	10,326	10,723
10/16	10,287	10,641
11/16	10,067	10,390
12/16	10,128	10,404
1/17	10,173	10,425
2/17	10,261	10,495
3/17	10,245	10,489
4/17	10,312	10,570
5/17	10,393	10,651
6/17	10,376	10,641
7/17	10,432	10,687
8/17	10,501	10,782
9/17	10,493	10,731
10/17	10,506	10,737
11/17	10,499	10,723
12/17	10,548	10,773
1/18	10,485	10,649
2/18	10,388	10,548
3/18	10,427	10,615
4/18	10,398	10,536
5/18	10,470	10,611
6/18	10,453	10,598
7/18	10,469	10,601
8/18	10,535	10,669
9/18	10,492	10,600
10/18	10,408	10,517
11/18	10,403	10,579
12/18	10,521	10,774
1/19	10,663	10,888
2/19	10,689	10,882
3/19	10,890	11,091
4/19	10,895	11,094
5/19	11,017	11,291
6/19	11,146	11,432
7/19	11,197	11,458
8/19	11,468	11,755
9/19	11,386	11,692
10/19	11,420	11,727
11/19	11,418	11,721
12/19	11,429	11,713
1/20	11,642	11,938
2/20	11,803	12,153
3/20	11,365	12,082
4/20	11,776	12,297
5/20	11,869	12,354
6/20	12,033	12,432
7/20	12,281	12,617
8/20	12,195	12,515
9/20	12,180	12,509
10/20	12,141	12,453
11/20	12,291	12,575
12/20	12,324	12,592
1/21	12,234	12,502
2/21	12,035	12,321
3/21	11,887	12,168
4/21	12,003	12,264
5/21	12,022	12,304
6/21	12,126	12,390
7/21	12,255	12,529
8/21	12,214	12,505
9/21	12,136	12,397
10/21	12,119	12,393
11/21	12,102	12,430
12/21	12,075	12,398
1/22	11,825	12,131
2/22	11,660	11,996
3/22	11,375	11,662
4/22	10,953	11,220
5/22	10,998	11,292
6/22	10,797	11,115
7/22	11,065	11,387
8/22	10,778	11,065
9/22	10,332	10,587
10/22	10,193	10,450
11/22	10,565	10,834
12/22	10,503	10,785
1/23	10,851	11,117
2/23	10,586	10,829
3/23	10,826	11,104
4/23	10,887	11,172
5/23	10,749	11,050
6/23	10,726	11,011
7/23	10,725	11,003
8/23	10,650	10,933
9/23	10,373	10,655
10/23	10,183	10,487
11/23	10,659	10,962
12/23	11,073	11,381
1/24	11,062	11,350
2/24	10,908	11,190
3/24	11,002	11,293
4/24	10,732	11,008
5/24	10,907	11,194
6/24	11,000	11,300
7/24	11,253	11,564
8/24	11,404	11,731
9/24	11,563	11,888
10/24	11,279	11,593

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	10.76%	-0.25%	1.44%
Class A Shares Including Sales Charge	8.30%	-0.71%	1.21%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$10,841,473
  Total Number of Portfolio Holdings496
  Portfolio Turnover Rate 13.9%
  Total Advisory Fees Paid (amount in thousands)$35,635

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	51.51%
U.S. Government & Government Agency Obligations	46.48%
Investment Companies	1.12%
Common Stocks	0.18%
Other Assets and LiabilitiesFootnote Reference*	0.71%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	23.96%
Government	22.52%
Financial	17.46%
Utilities	9.99%
Consumer, Non-cyclical	6.86%
Communications	3.50%
Consumer, Cyclical	3.11%
Asset Backed Securities	3.09%
Industrial	2.93%
Energy	2.47%
Technology	1.56%
Money Market Funds	1.12%
Basic Materials	0.72%
Other Assets and LiabilitiesFootnote Reference*	0.71%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from 0.39% on the first $1 billion of net assets, 0.38% of the next $3 billion of net assets, 0.37% of the next $3 billion of net assets, 0.36% of the next $3 billion of net assets, and 0.34% of net assets over $10 billion to 0.39% on the first $500 million of net assets, 0.37% of the next $500 million of net assets, 0.35% of the next $500 million of net assets, 0.34% of the next $500 million of net assets, 0.33% of the next $1 billion of net assets, 0.32% of the next $7 billion of net assets, and 0.31% of net assets over $10 billion.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV842ARA-0

Class J

PIOJX

Core Fixed Income Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Core Fixed Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$58	0.55%

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of current income consistent with preservation of capital. The Fund invests primarily in a diversified pool of investment-grade fixed-income securities, including corporate securities, U.S. government securities, asset-backed securities and mortgage-backed securities. It maintains an average portfolio duration that is within ±25% of the duration of the Bloomberg U.S. Aggregate Bond Index ("Index"). During the fiscal year ending October 31, 2024, the Fund benefitted from an overweight in corporate bonds, and performance benefitted further by sector allocation in financial institutions and the utilities sector. Security selection in agency mortgage-backed securities also contributed positively to performance. The Fund's underweight in government related, commercial mortgage-backed securities and agency mortgage-backed securities detracted from performance. At the end of the third quarter in 2024, the portfolio management team utilized Treasury futures to better align the Fund's key rate duration with the Index, while maintaining the Fund's overall duration positioning.

How did the Fund perform over the last 10 years?

	Class J shares with maximum sales charge $11,671	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	10,000	10,000
11/14	10,034	10,071
12/14	9,989	10,080
1/15	10,159	10,292
2/15	10,120	10,195
3/15	10,145	10,242
4/15	10,150	10,206
5/15	10,155	10,181
6/15	10,034	10,070
7/15	10,060	10,140
8/15	9,979	10,125
9/15	9,993	10,194
10/15	10,008	10,196
11/15	9,979	10,169
12/15	9,859	10,136
1/16	9,905	10,275
2/16	9,943	10,348
3/16	10,122	10,443
4/16	10,226	10,483
5/16	10,243	10,486
6/16	10,444	10,674
7/16	10,537	10,742
8/16	10,553	10,730
9/16	10,570	10,723
10/16	10,531	10,641
11/16	10,307	10,390
12/16	10,369	10,404
1/17	10,417	10,425
2/17	10,508	10,495
3/17	10,494	10,489
4/17	10,574	10,570
5/17	10,647	10,651
6/17	10,631	10,641
7/17	10,690	10,687
8/17	10,762	10,782
9/17	10,755	10,731
10/17	10,781	10,737
11/17	10,763	10,723
12/17	10,815	10,773
1/18	10,752	10,649
2/18	10,653	10,548
3/18	10,695	10,615
4/18	10,666	10,536
5/18	10,741	10,611
6/18	10,737	10,598
7/18	10,755	10,601
8/18	10,823	10,669
9/18	10,780	10,600
10/18	10,683	10,517
11/18	10,691	10,579
12/18	10,802	10,774
1/19	10,960	10,888
2/19	10,976	10,882
3/19	11,183	11,091
4/19	11,201	11,094
5/19	11,327	11,291
6/19	11,460	11,432
7/19	11,502	11,458
8/19	11,781	11,755
9/19	11,710	11,692
10/19	11,745	11,727
11/19	11,744	11,721
12/19	11,745	11,713
1/20	11,964	11,938
2/20	12,142	12,153
3/20	11,695	12,082
4/20	12,106	12,297
5/20	12,203	12,354
6/20	12,372	12,432
7/20	12,629	12,617
8/20	12,542	12,515
9/20	12,540	12,509
10/20	12,490	12,453
11/20	12,657	12,575
12/20	12,693	12,592
1/21	12,602	12,502
2/21	12,387	12,321
3/21	12,247	12,168
4/21	12,356	12,264
5/21	12,389	12,304
6/21	12,497	12,390
7/21	12,631	12,529
8/21	12,590	12,505
9/21	12,500	12,397
10/21	12,484	12,393
11/21	12,480	12,430
12/21	12,441	12,398
1/22	12,199	12,131
2/22	12,030	11,996
3/22	11,725	11,662
4/22	11,293	11,220
5/22	11,341	11,292
6/22	11,135	11,115
7/22	11,413	11,387
8/22	11,131	11,065
9/22	10,660	10,587
10/22	10,518	10,450
11/22	10,902	10,834
12/22	10,840	10,785
1/23	11,199	11,117
2/23	10,927	10,829
3/23	11,176	11,104
4/23	11,240	11,172
5/23	11,099	11,050
6/23	11,077	11,011
7/23	11,077	11,003
8/23	11,002	10,933
9/23	10,717	10,655
10/23	10,523	10,487
11/23	11,014	10,962
12/23	11,442	11,381
1/24	11,433	11,350
2/24	11,275	11,190
3/24	11,374	11,293
4/24	11,098	11,008
5/24	11,294	11,194
6/24	11,377	11,300
7/24	11,640	11,564
8/24	11,811	11,731
9/24	11,963	11,888
10/24	11,671	11,593

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	10.91%	-0.13%	1.56%
Class J Shares Including Sales Charge	9.91%	-0.13%	1.56%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$10,841,473
  Total Number of Portfolio Holdings496
  Portfolio Turnover Rate 13.9%
  Total Advisory Fees Paid (amount in thousands)$35,635

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	51.51%
U.S. Government & Government Agency Obligations	46.48%
Investment Companies	1.12%
Common Stocks	0.18%
Other Assets and LiabilitiesFootnote Reference*	0.71%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	23.96%
Government	22.52%
Financial	17.46%
Utilities	9.99%
Consumer, Non-cyclical	6.86%
Communications	3.50%
Consumer, Cyclical	3.11%
Asset Backed Securities	3.09%
Industrial	2.93%
Energy	2.47%
Technology	1.56%
Money Market Funds	1.12%
Basic Materials	0.72%
Other Assets and LiabilitiesFootnote Reference*	0.71%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from 0.39% on the first $1 billion of net assets, 0.38% of the next $3 billion of net assets, 0.37% of the next $3 billion of net assets, 0.36% of the next $3 billion of net assets, and 0.34% of net assets over $10 billion to 0.39% on the first $500 million of net assets, 0.37% of the next $500 million of net assets, 0.35% of the next $500 million of net assets, 0.34% of the next $500 million of net assets, 0.33% of the next $1 billion of net assets, 0.32% of the next $7 billion of net assets, and 0.31% of net assets over $10 billion.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV842ARJ-0

Institutional

PIOIX

Core Fixed Income Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Core Fixed Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$46	0.44%

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of current income consistent with preservation of capital. The Fund invests primarily in a diversified pool of investment-grade fixed-income securities, including corporate securities, U.S. government securities, asset-backed securities and mortgage-backed securities. It maintains an average portfolio duration that is within ±25% of the duration of the Bloomberg U.S. Aggregate Bond Index ("Index"). During the fiscal year ending October 31, 2024, the Fund benefitted from an overweight in corporate bonds, and performance benefitted further by sector allocation in financial institutions and the utilities sector. Security selection in agency mortgage-backed securities also contributed positively to performance. The Fund's underweight in government related, commercial mortgage-backed securities and agency mortgage-backed securities detracted from performance. At the end of the third quarter in 2024, the portfolio management team utilized Treasury futures to better align the Fund's key rate duration with the Index, while maintaining the Fund's overall duration positioning.

How did the Fund perform over the last 10 years?

	Institutional shares at net asset value $11,901	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	10,000	10,000
11/14	10,047	10,071
12/14	9,996	10,080
1/15	10,169	10,292
2/15	10,133	10,195
3/15	10,172	10,242
4/15	10,179	10,206
5/15	10,177	10,181
6/15	10,059	10,070
7/15	10,088	10,140
8/15	10,010	10,125
9/15	10,026	10,194
10/15	10,054	10,196
11/15	10,027	10,169
12/15	9,899	10,136
1/16	9,947	10,275
2/16	9,988	10,348
3/16	10,169	10,443
4/16	10,287	10,483
5/16	10,306	10,486
6/16	10,499	10,674
7/16	10,595	10,742
8/16	10,625	10,730
9/16	10,645	10,723
10/16	10,597	10,641
11/16	10,386	10,390
12/16	10,441	10,404
1/17	10,501	10,425
2/17	10,584	10,495
3/17	10,583	10,489
4/17	10,654	10,570
5/17	10,741	10,651
6/17	10,716	10,641
7/17	10,788	10,687
8/17	10,851	10,782
9/17	10,845	10,731
10/17	10,872	10,737
11/17	10,856	10,723
12/17	10,921	10,773
1/18	10,859	10,649
2/18	10,761	10,548
3/18	10,804	10,615
4/18	10,765	10,536
5/18	10,853	10,611
6/18	10,838	10,598
7/18	10,858	10,601
8/18	10,928	10,669
9/18	10,887	10,600
10/18	10,791	10,517
11/18	10,800	10,579
12/18	10,914	10,774
1/19	11,075	10,888
2/19	11,105	10,882
3/19	11,316	11,091
4/19	11,324	11,094
5/19	11,453	11,291
6/19	11,589	11,432
7/19	11,645	11,458
8/19	11,929	11,755
9/19	11,847	11,692
10/19	11,885	11,727
11/19	11,886	11,721
12/19	11,900	11,713
1/20	12,124	11,938
2/20	12,294	12,153
3/20	11,842	12,082
4/20	12,272	12,297
5/20	12,371	12,354
6/20	12,543	12,432
7/20	12,804	12,617
8/20	12,717	12,515
9/20	12,703	12,509
10/20	12,665	12,453
11/20	12,835	12,575
12/20	12,872	12,592
1/21	12,781	12,502
2/21	12,564	12,321
3/21	12,424	12,168
4/21	12,536	12,264
5/21	12,558	12,304
6/21	12,669	12,390
7/21	12,819	12,529
8/21	12,779	12,505
9/21	12,687	12,397
10/21	12,672	12,393
11/21	12,670	12,430
12/21	12,632	12,398
1/22	12,374	12,131
2/22	12,217	11,996
3/22	11,910	11,662
4/22	11,473	11,220
5/22	11,522	11,292
6/22	11,315	11,115
7/22	11,598	11,387
8/22	11,302	11,065
9/22	10,838	10,587
10/22	10,695	10,450
11/22	11,086	10,834
12/22	11,012	10,785
1/23	11,392	11,117
2/23	11,117	10,829
3/23	11,372	11,104
4/23	11,439	11,172
5/23	11,297	11,050
6/23	11,276	11,011
7/23	11,279	11,003
8/23	11,203	10,933
9/23	10,916	10,655
10/23	10,720	10,487
11/23	11,221	10,962
12/23	11,659	11,381
1/24	11,650	11,350
2/24	11,491	11,190
3/24	11,592	11,293
4/24	11,312	11,008
5/24	11,499	11,194
6/24	11,599	11,300
7/24	11,867	11,564
8/24	12,028	11,731
9/24	12,198	11,888
10/24	11,901	11,593

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	11.01%	0.03%	1.76%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$10,841,473
  Total Number of Portfolio Holdings496
  Portfolio Turnover Rate 13.9%
  Total Advisory Fees Paid (amount in thousands)$35,635

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	51.51%
U.S. Government & Government Agency Obligations	46.48%
Investment Companies	1.12%
Common Stocks	0.18%
Other Assets and LiabilitiesFootnote Reference*	0.71%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	23.96%
Government	22.52%
Financial	17.46%
Utilities	9.99%
Consumer, Non-cyclical	6.86%
Communications	3.50%
Consumer, Cyclical	3.11%
Asset Backed Securities	3.09%
Industrial	2.93%
Energy	2.47%
Technology	1.56%
Money Market Funds	1.12%
Basic Materials	0.72%
Other Assets and LiabilitiesFootnote Reference*	0.71%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from 0.39% on the first $1 billion of net assets, 0.38% of the next $3 billion of net assets, 0.37% of the next $3 billion of net assets, 0.36% of the next $3 billion of net assets, and 0.34% of net assets over $10 billion to 0.39% on the first $500 million of net assets, 0.37% of the next $500 million of net assets, 0.35% of the next $500 million of net assets, 0.34% of the next $500 million of net assets, 0.33% of the next $1 billion of net assets, 0.32% of the next $7 billion of net assets, and 0.31% of net assets over $10 billion. Effective March 1, 2024, the Manager changed the contractual expense limitation for the Fund's Institutional Class from 0.46% to 0.43%.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV842ARI-0

R-1

PIOMX

Core Fixed Income Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Core Fixed Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$128	1.22%

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of current income consistent with preservation of capital. The Fund invests primarily in a diversified pool of investment-grade fixed-income securities, including corporate securities, U.S. government securities, asset-backed securities and mortgage-backed securities. It maintains an average portfolio duration that is within ±25% of the duration of the Bloomberg U.S. Aggregate Bond Index ("Index"). During the fiscal year ending October 31, 2024, the Fund benefitted from an overweight in corporate bonds, and performance benefitted further by sector allocation in financial institutions and the utilities sector. Security selection in agency mortgage-backed securities also contributed positively to performance. The Fund's underweight in government related, commercial mortgage-backed securities and agency mortgage-backed securities detracted from performance. At the end of the third quarter in 2024, the portfolio management team utilized Treasury futures to better align the Fund's key rate duration with the Index, while maintaining the Fund's overall duration positioning.

How did the Fund perform over the last 10 years?

	R-1 shares at net asset value $10,974	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	10,000	10,000
11/14	10,030	10,071
12/14	9,971	10,080
1/15	10,147	10,292
2/15	10,104	10,195
3/15	10,125	10,242
4/15	10,126	10,206
5/15	10,127	10,181
6/15	10,002	10,070
7/15	10,023	10,140
8/15	9,938	10,125
9/15	9,937	10,194
10/15	9,958	10,196
11/15	9,924	10,169
12/15	9,800	10,136
1/16	9,841	10,275
2/16	9,874	10,348
3/16	10,046	10,443
4/16	10,143	10,483
5/16	10,156	10,486
6/16	10,349	10,674
7/16	10,425	10,742
8/16	10,447	10,730
9/16	10,459	10,723
10/16	10,416	10,641
11/16	10,190	10,390
12/16	10,246	10,404
1/17	10,288	10,425
2/17	10,372	10,495
3/17	10,353	10,489
4/17	10,416	10,570
5/17	10,493	10,651
6/17	10,471	10,641
7/17	10,524	10,687
8/17	10,589	10,782
9/17	10,577	10,731
10/17	10,585	10,737
11/17	10,574	10,723
12/17	10,619	10,773
1/18	10,551	10,649
2/18	10,449	10,548
3/18	10,484	10,615
4/18	10,451	10,536
5/18	10,519	10,611
6/18	10,497	10,598
7/18	10,510	10,601
8/18	10,570	10,669
9/18	10,524	10,600
10/18	10,436	10,517
11/18	10,426	10,579
12/18	10,541	10,774
1/19	10,690	10,888
2/19	10,700	10,882
3/19	10,896	11,091
4/19	10,908	11,094
5/19	11,024	11,291
6/19	11,149	11,432
7/19	11,184	11,458
8/19	11,449	11,755
9/19	11,364	11,692
10/19	11,404	11,727
11/19	11,398	11,721
12/19	11,392	11,713
1/20	11,599	11,938
2/20	11,754	12,153
3/20	11,327	12,082
4/20	11,719	12,297
5/20	11,806	12,354
6/20	11,963	12,432
7/20	12,204	12,617
8/20	12,113	12,515
9/20	12,105	12,509
10/20	12,049	12,453
11/20	12,203	12,575
12/20	12,230	12,592
1/21	12,136	12,502
2/21	11,923	12,321
3/21	11,783	12,168
4/21	11,881	12,264
5/21	11,906	12,304
6/21	12,004	12,390
7/21	12,127	12,529
8/21	12,081	12,505
9/21	11,987	12,397
10/21	11,965	12,393
11/21	11,956	12,430
12/21	11,911	12,398
1/22	11,673	12,131
2/22	11,507	11,996
3/22	11,209	11,662
4/22	10,791	11,220
5/22	10,830	11,292
6/22	10,628	11,115
7/22	10,887	11,387
8/22	10,601	11,065
9/22	10,159	10,587
10/22	10,019	10,450
11/22	10,379	10,834
12/22	10,314	10,785
1/23	10,651	11,117
2/23	10,387	10,829
3/23	10,618	11,104
4/23	10,673	11,172
5/23	10,534	11,050
6/23	10,507	11,011
7/23	10,503	11,003
8/23	10,426	10,933
9/23	10,151	10,655
10/23	9,963	10,487
11/23	10,422	10,962
12/23	10,821	11,381
1/24	10,806	11,350
2/24	10,652	11,190
3/24	10,739	11,293
4/24	10,473	11,008
5/24	10,651	11,194
6/24	10,724	11,300
7/24	10,965	11,564
8/24	11,119	11,731
9/24	11,256	11,888
10/24	10,974	11,593

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-1 Shares	10.15%	-0.77%	0.93%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$10,841,473
  Total Number of Portfolio Holdings496
  Portfolio Turnover Rate 13.9%
  Total Advisory Fees Paid (amount in thousands)$35,635

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	51.51%
U.S. Government & Government Agency Obligations	46.48%
Investment Companies	1.12%
Common Stocks	0.18%
Other Assets and LiabilitiesFootnote Reference*	0.71%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	23.96%
Government	22.52%
Financial	17.46%
Utilities	9.99%
Consumer, Non-cyclical	6.86%
Communications	3.50%
Consumer, Cyclical	3.11%
Asset Backed Securities	3.09%
Industrial	2.93%
Energy	2.47%
Technology	1.56%
Money Market Funds	1.12%
Basic Materials	0.72%
Other Assets and LiabilitiesFootnote Reference*	0.71%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from 0.39% on the first $1 billion of net assets, 0.38% of the next $3 billion of net assets, 0.37% of the next $3 billion of net assets, 0.36% of the next $3 billion of net assets, and 0.34% of net assets over $10 billion to 0.39% on the first $500 million of net assets, 0.37% of the next $500 million of net assets, 0.35% of the next $500 million of net assets, 0.34% of the next $500 million of net assets, 0.33% of the next $1 billion of net assets, 0.32% of the next $7 billion of net assets, and 0.31% of net assets over $10 billion. Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV842ARR1-0

R-3

PIOOX

Core Fixed Income Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Core Fixed Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$96	0.91%

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of current income consistent with preservation of capital. The Fund invests primarily in a diversified pool of investment-grade fixed-income securities, including corporate securities, U.S. government securities, asset-backed securities and mortgage-backed securities. It maintains an average portfolio duration that is within ±25% of the duration of the Bloomberg U.S. Aggregate Bond Index ("Index"). During the fiscal year ending October 31, 2024, the Fund benefitted from an overweight in corporate bonds, and performance benefitted further by sector allocation in financial institutions and the utilities sector. Security selection in agency mortgage-backed securities also contributed positively to performance. The Fund's underweight in government related, commercial mortgage-backed securities and agency mortgage-backed securities detracted from performance. At the end of the third quarter in 2024, the portfolio management team utilized Treasury futures to better align the Fund's key rate duration with the Index, while maintaining the Fund's overall duration positioning.

How did the Fund perform over the last 10 years?

	R-3 shares at net asset value $11,327	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	10,000	10,000
11/14	10,033	10,071
12/14	9,986	10,080
1/15	10,154	10,292
2/15	10,114	10,195
3/15	10,138	10,242
4/15	10,141	10,206
5/15	10,145	10,181
6/15	10,022	10,070
7/15	10,046	10,140
8/15	9,964	10,125
9/15	9,976	10,194
10/15	9,988	10,196
11/15	9,957	10,169
12/15	9,835	10,136
1/16	9,879	10,275
2/16	9,914	10,348
3/16	10,089	10,443
4/16	10,190	10,483
5/16	10,216	10,486
6/16	10,402	10,674
7/16	10,492	10,742
8/16	10,516	10,730
9/16	10,531	10,723
10/16	10,479	10,641
11/16	10,266	10,390
12/16	10,314	10,404
1/17	10,370	10,425
2/17	10,446	10,495
3/17	10,440	10,489
4/17	10,506	10,570
5/17	10,586	10,651
6/17	10,557	10,641
7/17	10,624	10,687
8/17	10,681	10,782
9/17	10,671	10,731
10/17	10,694	10,737
11/17	10,673	10,723
12/17	10,733	10,773
1/18	10,668	10,649
2/18	10,567	10,548
3/18	10,594	10,615
4/18	10,563	10,536
5/18	10,634	10,611
6/18	10,627	10,598
7/18	10,642	10,601
8/18	10,706	10,669
9/18	10,662	10,600
10/18	10,564	10,517
11/18	10,569	10,579
12/18	10,676	10,774
1/19	10,829	10,888
2/19	10,854	10,882
3/19	11,055	11,091
4/19	11,058	11,094
5/19	11,179	11,291
6/19	11,308	11,432
7/19	11,358	11,458
8/19	11,630	11,755
9/19	11,546	11,692
10/19	11,579	11,727
11/19	11,575	11,721
12/19	11,584	11,713
1/20	11,797	11,938
2/20	11,958	12,153
3/20	11,515	12,082
4/20	11,927	12,297
5/20	12,020	12,354
6/20	12,182	12,432
7/20	12,430	12,617
8/20	12,341	12,515
9/20	12,324	12,509
10/20	12,282	12,453
11/20	12,430	12,575
12/20	12,473	12,592
1/21	12,380	12,502
2/21	12,166	12,321
3/21	12,027	12,168
4/21	12,130	12,264
5/21	12,147	12,304
6/21	12,249	12,390
7/21	12,377	12,529
8/21	12,346	12,505
9/21	12,254	12,397
10/21	12,235	12,393
11/21	12,228	12,430
12/21	12,186	12,398
1/22	11,934	12,131
2/22	11,779	11,996
3/22	11,478	11,662
4/22	11,053	11,220
5/22	11,096	11,292
6/22	10,892	11,115
7/22	11,160	11,387
8/22	10,871	11,065
9/22	10,421	10,587
10/22	10,280	10,450
11/22	10,651	10,834
12/22	10,575	10,785
1/23	10,935	11,117
2/23	10,655	10,829
3/23	10,907	11,104
4/23	10,967	11,172
5/23	10,827	11,050
6/23	10,802	11,011
7/23	10,800	11,003
8/23	10,724	10,933
9/23	10,445	10,655
10/23	10,254	10,487
11/23	10,728	10,962
12/23	11,141	11,381
1/24	11,129	11,350
2/24	10,973	11,190
3/24	11,065	11,293
4/24	10,794	11,008
5/24	10,968	11,194
6/24	11,058	11,300
7/24	11,309	11,564
8/24	11,470	11,731
9/24	11,615	11,888
10/24	11,327	11,593

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-3 Shares	10.47%	-0.44%	1.25%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$10,841,473
  Total Number of Portfolio Holdings496
  Portfolio Turnover Rate 13.9%
  Total Advisory Fees Paid (amount in thousands)$35,635

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	51.51%
U.S. Government & Government Agency Obligations	46.48%
Investment Companies	1.12%
Common Stocks	0.18%
Other Assets and LiabilitiesFootnote Reference*	0.71%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	23.96%
Government	22.52%
Financial	17.46%
Utilities	9.99%
Consumer, Non-cyclical	6.86%
Communications	3.50%
Consumer, Cyclical	3.11%
Asset Backed Securities	3.09%
Industrial	2.93%
Energy	2.47%
Technology	1.56%
Money Market Funds	1.12%
Basic Materials	0.72%
Other Assets and LiabilitiesFootnote Reference*	0.71%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from 0.39% on the first $1 billion of net assets, 0.38% of the next $3 billion of net assets, 0.37% of the next $3 billion of net assets, 0.36% of the next $3 billion of net assets, and 0.34% of net assets over $10 billion to 0.39% on the first $500 million of net assets, 0.37% of the next $500 million of net assets, 0.35% of the next $500 million of net assets, 0.34% of the next $500 million of net assets, 0.33% of the next $1 billion of net assets, 0.32% of the next $7 billion of net assets, and 0.31% of net assets over $10 billion. Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV842ARR3-0

R-4

PIOPX

Core Fixed Income Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Core Fixed Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$76	0.72%

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of current income consistent with preservation of capital. The Fund invests primarily in a diversified pool of investment-grade fixed-income securities, including corporate securities, U.S. government securities, asset-backed securities and mortgage-backed securities. It maintains an average portfolio duration that is within ±25% of the duration of the Bloomberg U.S. Aggregate Bond Index ("Index"). During the fiscal year ending October 31, 2024, the Fund benefitted from an overweight in corporate bonds, and performance benefitted further by sector allocation in financial institutions and the utilities sector. Security selection in agency mortgage-backed securities also contributed positively to performance. The Fund's underweight in government related, commercial mortgage-backed securities and agency mortgage-backed securities detracted from performance. At the end of the third quarter in 2024, the portfolio management team utilized Treasury futures to better align the Fund's key rate duration with the Index, while maintaining the Fund's overall duration positioning.

How did the Fund perform over the last 10 years?

	R-4 shares at net asset value $11,558	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	10,000	10,000
11/14	10,044	10,071
12/14	9,989	10,080
1/15	10,169	10,292
2/15	10,121	10,195
3/15	10,156	10,242
4/15	10,161	10,206
5/15	10,156	10,181
6/15	10,045	10,070
7/15	10,061	10,140
8/15	9,990	10,125
9/15	9,993	10,194
10/15	10,017	10,196
11/15	9,987	10,169
12/15	9,857	10,136
1/16	9,902	10,275
2/16	9,939	10,348
3/16	10,127	10,443
4/16	10,230	10,483
5/16	10,246	10,486
6/16	10,435	10,674
7/16	10,527	10,742
8/16	10,553	10,730
9/16	10,569	10,723
10/16	10,519	10,641
11/16	10,306	10,390
12/16	10,368	10,404
1/17	10,414	10,425
2/17	10,504	10,495
3/17	10,488	10,489
4/17	10,556	10,570
5/17	10,639	10,651
6/17	10,622	10,641
7/17	10,679	10,687
8/17	10,750	10,782
9/17	10,742	10,731
10/17	10,755	10,737
11/17	10,747	10,723
12/17	10,798	10,773
1/18	10,734	10,649
2/18	10,634	10,548
3/18	10,675	10,615
4/18	10,645	10,536
5/18	10,718	10,611
6/18	10,701	10,598
7/18	10,718	10,601
8/18	10,785	10,669
9/18	10,741	10,600
10/18	10,656	10,517
11/18	10,651	10,579
12/18	10,772	10,774
1/19	10,917	10,888
2/19	10,944	10,882
3/19	11,149	11,091
4/19	11,154	11,094
5/19	11,289	11,291
6/19	11,421	11,432
7/19	11,461	11,458
8/19	11,738	11,755
9/19	11,655	11,692
10/19	11,702	11,727
11/19	11,700	11,721
12/19	11,699	11,713
1/20	11,916	11,938
2/20	12,081	12,153
3/20	11,647	12,082
4/20	12,054	12,297
5/20	12,149	12,354
6/20	12,315	12,432
7/20	12,569	12,617
8/20	12,480	12,515
9/20	12,477	12,509
10/20	12,424	12,453
11/20	12,588	12,575
12/20	12,622	12,592
1/21	12,530	12,502
2/21	12,315	12,321
3/21	12,175	12,168
4/21	12,282	12,264
5/21	12,313	12,304
6/21	12,419	12,390
7/21	12,551	12,529
8/21	12,509	12,505
9/21	12,417	12,397
10/21	12,400	12,393
11/21	12,395	12,430
12/21	12,355	12,398
1/22	12,113	12,131
2/22	11,945	11,996
3/22	11,654	11,662
4/22	11,212	11,220
5/22	11,257	11,292
6/22	11,052	11,115
7/22	11,326	11,387
8/22	11,034	11,065
9/22	10,578	10,587
10/22	10,437	10,450
11/22	10,816	10,834
12/22	10,753	10,785
1/23	11,108	11,117
2/23	10,838	10,829
3/23	11,083	11,104
4/23	11,145	11,172
5/23	11,005	11,050
6/23	10,982	11,011
7/23	10,981	11,003
8/23	10,906	10,933
9/23	10,623	10,655
10/23	10,443	10,487
11/23	10,928	10,962
12/23	11,350	11,381
1/24	11,339	11,350
2/24	11,182	11,190
3/24	11,278	11,293
4/24	11,004	11,008
5/24	11,182	11,194
6/24	11,276	11,300
7/24	11,534	11,564
8/24	11,687	11,731
9/24	11,849	11,888
10/24	11,558	11,593

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-4 Shares	10.68%	-0.25%	1.46%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$10,841,473
  Total Number of Portfolio Holdings496
  Portfolio Turnover Rate 13.9%
  Total Advisory Fees Paid (amount in thousands)$35,635

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	51.51%
U.S. Government & Government Agency Obligations	46.48%
Investment Companies	1.12%
Common Stocks	0.18%
Other Assets and LiabilitiesFootnote Reference*	0.71%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	23.96%
Government	22.52%
Financial	17.46%
Utilities	9.99%
Consumer, Non-cyclical	6.86%
Communications	3.50%
Consumer, Cyclical	3.11%
Asset Backed Securities	3.09%
Industrial	2.93%
Energy	2.47%
Technology	1.56%
Money Market Funds	1.12%
Basic Materials	0.72%
Other Assets and LiabilitiesFootnote Reference*	0.71%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from 0.39% on the first $1 billion of net assets, 0.38% of the next $3 billion of net assets, 0.37% of the next $3 billion of net assets, 0.36% of the next $3 billion of net assets, and 0.34% of net assets over $10 billion to 0.39% on the first $500 million of net assets, 0.37% of the next $500 million of net assets, 0.35% of the next $500 million of net assets, 0.34% of the next $500 million of net assets, 0.33% of the next $1 billion of net assets, 0.32% of the next $7 billion of net assets, and 0.31% of net assets over $10 billion. Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV842ARR4-0

R-5

PIOQX

Core Fixed Income Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Core Fixed Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$63	0.60%

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of current income consistent with preservation of capital. The Fund invests primarily in a diversified pool of investment-grade fixed-income securities, including corporate securities, U.S. government securities, asset-backed securities and mortgage-backed securities. It maintains an average portfolio duration that is within ±25% of the duration of the Bloomberg U.S. Aggregate Bond Index ("Index"). During the fiscal year ending October 31, 2024, the Fund benefitted from an overweight in corporate bonds, and performance benefitted further by sector allocation in financial institutions and the utilities sector. Security selection in agency mortgage-backed securities also contributed positively to performance. The Fund's underweight in government related, commercial mortgage-backed securities and agency mortgage-backed securities detracted from performance. At the end of the third quarter in 2024, the portfolio management team utilized Treasury futures to better align the Fund's key rate duration with the Index, while maintaining the Fund's overall duration positioning.

How did the Fund perform over the last 10 years?

	R-5 shares at net asset value $11,676	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	10,000	10,000
11/14	10,035	10,071
12/14	9,991	10,080
1/15	10,162	10,292
2/15	10,125	10,195
3/15	10,151	10,242
4/15	10,157	10,206
5/15	10,163	10,181
6/15	10,042	10,070
7/15	10,070	10,140
8/15	9,989	10,125
9/15	10,004	10,194
10/15	10,019	10,196
11/15	9,990	10,169
12/15	9,871	10,136
1/16	9,917	10,275
2/16	9,955	10,348
3/16	10,134	10,443
4/16	10,238	10,483
5/16	10,255	10,486
6/16	10,456	10,674
7/16	10,539	10,742
8/16	10,566	10,730
9/16	10,584	10,723
10/16	10,545	10,641
11/16	10,322	10,390
12/16	10,385	10,404
1/17	10,432	10,425
2/17	10,523	10,495
3/17	10,509	10,489
4/17	10,589	10,570
5/17	10,662	10,651
6/17	10,646	10,641
7/17	10,705	10,687
8/17	10,777	10,782
9/17	10,770	10,731
10/17	10,795	10,737
11/17	10,777	10,723
12/17	10,829	10,773
1/18	10,766	10,649
2/18	10,667	10,548
3/18	10,709	10,615
4/18	10,680	10,536
5/18	10,755	10,611
6/18	10,750	10,598
7/18	10,757	10,601
8/18	10,825	10,669
9/18	10,782	10,600
10/18	10,697	10,517
11/18	10,694	10,579
12/18	10,816	10,774
1/19	10,975	10,888
2/19	10,991	10,882
3/19	11,198	11,091
4/19	11,205	11,094
5/19	11,343	11,291
6/19	11,476	11,432
7/19	11,518	11,458
8/19	11,798	11,755
9/19	11,715	11,692
10/19	11,764	11,727
11/19	11,751	11,721
12/19	11,764	11,713
1/20	11,984	11,938
2/20	12,150	12,153
3/20	11,714	12,082
4/20	12,126	12,297
5/20	12,223	12,354
6/20	12,392	12,432
7/20	12,648	12,617
8/20	12,560	12,515
9/20	12,546	12,509
10/20	12,506	12,453
11/20	12,661	12,575
12/20	12,708	12,592
1/21	12,617	12,502
2/21	12,401	12,321
3/21	12,262	12,168
4/21	12,370	12,264
5/21	12,391	12,304
6/21	12,499	12,390
7/21	12,634	12,529
8/21	12,605	12,505
9/21	12,513	12,397
10/21	12,497	12,393
11/21	12,493	12,430
12/21	12,454	12,398
1/22	12,198	12,131
2/22	12,042	11,996
3/22	11,737	11,662
4/22	11,304	11,220
5/22	11,351	11,292
6/22	11,145	11,115
7/22	11,423	11,387
8/22	11,128	11,065
9/22	10,669	10,587
10/22	10,528	10,450
11/22	10,911	10,834
12/22	10,850	10,785
1/23	11,209	11,117
2/23	10,937	10,829
3/23	11,186	11,104
4/23	11,250	11,172
5/23	11,110	11,050
6/23	11,087	11,011
7/23	11,088	11,003
8/23	11,012	10,933
9/23	10,727	10,655
10/23	10,533	10,487
11/23	11,025	10,962
12/23	11,454	11,381
1/24	11,444	11,350
2/24	11,286	11,190
3/24	11,384	11,293
4/24	11,107	11,008
5/24	11,289	11,194
6/24	11,386	11,300
7/24	11,648	11,564
8/24	11,818	11,731
9/24	11,970	11,888
10/24	11,676	11,593

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-5 Shares	10.85%	-0.15%	1.56%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$10,841,473
  Total Number of Portfolio Holdings496
  Portfolio Turnover Rate 13.9%
  Total Advisory Fees Paid (amount in thousands)$35,635

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	51.51%
U.S. Government & Government Agency Obligations	46.48%
Investment Companies	1.12%
Common Stocks	0.18%
Other Assets and LiabilitiesFootnote Reference*	0.71%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	23.96%
Government	22.52%
Financial	17.46%
Utilities	9.99%
Consumer, Non-cyclical	6.86%
Communications	3.50%
Consumer, Cyclical	3.11%
Asset Backed Securities	3.09%
Industrial	2.93%
Energy	2.47%
Technology	1.56%
Money Market Funds	1.12%
Basic Materials	0.72%
Other Assets and LiabilitiesFootnote Reference*	0.71%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from 0.39% on the first $1 billion of net assets, 0.38% of the next $3 billion of net assets, 0.37% of the next $3 billion of net assets, 0.36% of the next $3 billion of net assets, and 0.34% of net assets over $10 billion to 0.39% on the first $500 million of net assets, 0.37% of the next $500 million of net assets, 0.35% of the next $500 million of net assets, 0.34% of the next $500 million of net assets, 0.33% of the next $1 billion of net assets, 0.32% of the next $7 billion of net assets, and 0.31% of net assets over $10 billion. Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV842ARR5-0

R-6

PICNX

Core Fixed Income Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Core Fixed Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$36	0.34%

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of current income consistent with preservation of capital. The Fund invests primarily in a diversified pool of investment-grade fixed-income securities, including corporate securities, U.S. government securities, asset-backed securities and mortgage-backed securities. It maintains an average portfolio duration that is within ±25% of the duration of the Bloomberg U.S. Aggregate Bond Index ("Index"). During the fiscal year ending October 31, 2024, the Fund benefitted from an overweight in corporate bonds, and performance benefitted further by sector allocation in financial institutions and the utilities sector. Security selection in agency mortgage-backed securities also contributed positively to performance. The Fund's underweight in government related, commercial mortgage-backed securities and agency mortgage-backed securities detracted from performance. At the end of the third quarter in 2024, the portfolio management team utilized Treasury futures to better align the Fund's key rate duration with the Index, while maintaining the Fund's overall duration positioning.

How did the Fund perform over the last 10 years?

	R-6 shares at net asset value $11,966	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	10,000	10,000
11/14	10,045	10,071
12/14	9,993	10,080
1/15	10,165	10,292
2/15	10,129	10,195
3/15	10,157	10,242
4/15	10,164	10,206
5/15	10,172	10,181
6/15	10,053	10,070
7/15	10,082	10,140
8/15	10,003	10,125
9/15	10,019	10,194
10/15	10,046	10,196
11/15	10,019	10,169
12/15	9,890	10,136
1/16	9,938	10,275
2/16	9,978	10,348
3/16	10,159	10,443
4/16	10,275	10,483
5/16	10,295	10,486
6/16	10,487	10,674
7/16	10,583	10,742
8/16	10,613	10,730
9/16	10,622	10,723
10/16	10,586	10,641
11/16	10,364	10,390
12/16	10,429	10,404
1/17	10,479	10,425
2/17	10,573	10,495
3/17	10,561	10,489
4/17	10,633	10,570
5/17	10,719	10,651
6/17	10,694	10,641
7/17	10,767	10,687
8/17	10,842	10,782
9/17	10,837	10,731
10/17	10,854	10,737
11/17	10,838	10,723
12/17	10,904	10,773
1/18	10,843	10,649
2/18	10,745	10,548
3/18	10,789	10,615
4/18	10,762	10,536
5/18	10,841	10,611
6/18	10,826	10,598
7/18	10,847	10,601
8/18	10,919	10,669
9/18	10,878	10,600
10/18	10,794	10,517
11/18	10,793	10,579
12/18	10,919	10,774
1/19	11,070	10,888
2/19	11,100	10,882
3/19	11,312	11,091
4/19	11,321	11,094
5/19	11,463	11,291
6/19	11,588	11,432
7/19	11,645	11,458
8/19	11,930	11,755
9/19	11,850	11,692
10/19	11,889	11,727
11/19	11,891	11,721
12/19	11,906	11,713
1/20	12,132	11,938
2/20	12,302	12,153
3/20	11,851	12,082
4/20	12,283	12,297
5/20	12,384	12,354
6/20	12,558	12,432
7/20	12,821	12,617
8/20	12,734	12,515
9/20	12,722	12,509
10/20	12,685	12,453
11/20	12,844	12,575
12/20	12,895	12,592
1/21	12,805	12,502
2/21	12,589	12,321
3/21	12,450	12,168
4/21	12,563	12,264
5/21	12,586	12,304
6/21	12,699	12,390
7/21	12,839	12,529
8/21	12,812	12,505
9/21	12,722	12,397
10/21	12,708	12,393
11/21	12,707	12,430
12/21	12,670	12,398
1/22	12,413	12,131
2/22	12,256	11,996
3/22	11,948	11,662
4/22	11,510	11,220
5/22	11,560	11,292
6/22	11,353	11,115
7/22	11,638	11,387
8/22	11,341	11,065
9/22	10,876	10,587
10/22	10,733	10,450
11/22	11,127	10,834
12/22	11,067	10,785
1/23	11,436	11,117
2/23	11,160	10,829
3/23	11,417	11,104
4/23	11,485	11,172
5/23	11,344	11,050
6/23	11,323	11,011
7/23	11,327	11,003
8/23	11,252	10,933
9/23	10,963	10,655
10/23	10,767	10,487
11/23	11,272	10,962
12/23	11,713	11,381
1/24	11,705	11,350
2/24	11,547	11,190
3/24	11,650	11,293
4/24	11,369	11,008
5/24	11,558	11,194
6/24	11,659	11,300
7/24	11,930	11,564
8/24	12,107	11,731
9/24	12,265	11,888
10/24	11,966	11,593

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	11.14%	0.13%	1.81%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is December 15, 1975.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$10,841,473
  Total Number of Portfolio Holdings496
  Portfolio Turnover Rate 13.9%
  Total Advisory Fees Paid (amount in thousands)$35,635

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	51.51%
U.S. Government & Government Agency Obligations	46.48%
Investment Companies	1.12%
Common Stocks	0.18%
Other Assets and LiabilitiesFootnote Reference*	0.71%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	23.96%
Government	22.52%
Financial	17.46%
Utilities	9.99%
Consumer, Non-cyclical	6.86%
Communications	3.50%
Consumer, Cyclical	3.11%
Asset Backed Securities	3.09%
Industrial	2.93%
Energy	2.47%
Technology	1.56%
Money Market Funds	1.12%
Basic Materials	0.72%
Other Assets and LiabilitiesFootnote Reference*	0.71%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from 0.39% on the first $1 billion of net assets, 0.38% of the next $3 billion of net assets, 0.37% of the next $3 billion of net assets, 0.36% of the next $3 billion of net assets, and 0.34% of net assets over $10 billion to 0.39% on the first $500 million of net assets, 0.37% of the next $500 million of net assets, 0.35% of the next $500 million of net assets, 0.34% of the next $500 million of net assets, 0.33% of the next $1 billion of net assets, 0.32% of the next $7 billion of net assets, and 0.31% of net assets over $10 billion.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV842ARR6-0

Class A

PRBDX

Core Plus Bond Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Core Plus Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$85	0.81%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and, as a secondary objective, capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds or other debt securities at the time of purchase. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Bloomberg U.S. Aggregate Bond Index ("Index"). During the past year, the top contributing factors included an out-of-Index allocation to below investment grade corporate bonds, security selection within mortgage-backed securities, and security selection within investment grade corporate bonds. The top detracting factors were duration positioning, curve positioning, and security selection within U.S. Treasury securities.

How did the Fund perform over the last 10 years?

	Class A shares with maximum sales charge $10,941	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	9,623	10,000
11/14	9,653	10,071
12/14	9,633	10,080
1/15	9,807	10,292
2/15	9,774	10,195
3/15	9,803	10,242
4/15	9,786	10,206
5/15	9,759	10,181
6/15	9,631	10,070
7/15	9,681	10,140
8/15	9,631	10,125
9/15	9,652	10,194
10/15	9,684	10,196
11/15	9,643	10,169
12/15	9,569	10,136
1/16	9,639	10,275
2/16	9,674	10,348
3/16	9,811	10,443
4/16	9,893	10,483
5/16	9,903	10,486
6/16	10,067	10,674
7/16	10,168	10,742
8/16	10,186	10,730
9/16	10,175	10,723
10/16	10,110	10,641
11/16	9,881	10,390
12/16	9,913	10,404
1/17	9,952	10,425
2/17	10,036	10,495
3/17	10,014	10,489
4/17	10,099	10,570
5/17	10,186	10,651
6/17	10,181	10,641
7/17	10,240	10,687
8/17	10,309	10,782
9/17	10,295	10,731
10/17	10,309	10,737
11/17	10,303	10,723
12/17	10,356	10,773
1/18	10,267	10,649
2/18	10,137	10,548
3/18	10,163	10,615
4/18	10,102	10,536
5/18	10,128	10,611
6/18	10,106	10,598
7/18	10,142	10,601
8/18	10,192	10,669
9/18	10,141	10,600
10/18	10,026	10,517
11/18	10,036	10,579
12/18	10,139	10,774
1/19	10,301	10,888
2/19	10,324	10,882
3/19	10,505	11,091
4/19	10,539	11,094
5/19	10,694	11,291
6/19	10,855	11,432
7/19	10,890	11,458
8/19	11,126	11,755
9/19	11,071	11,692
10/19	11,092	11,727
11/19	11,084	11,721
12/19	11,096	11,713
1/20	11,292	11,938
2/20	11,455	12,153
3/20	11,143	12,082
4/20	11,500	12,297
5/20	11,625	12,354
6/20	11,739	12,432
7/20	12,008	12,617
8/20	11,927	12,515
9/20	11,904	12,509
10/20	11,867	12,453
11/20	12,079	12,575
12/20	12,120	12,592
1/21	12,026	12,502
2/21	11,856	12,321
3/21	11,775	12,168
4/21	11,880	12,264
5/21	11,897	12,304
6/21	12,023	12,390
7/21	12,107	12,529
8/21	12,105	12,505
9/21	12,016	12,397
10/21	12,014	12,393
11/21	11,989	12,430
12/21	12,008	12,398
1/22	11,737	12,131
2/22	11,564	11,996
3/22	11,281	11,662
4/22	10,820	11,220
5/22	10,870	11,292
6/22	10,597	11,115
7/22	10,895	11,387
8/22	10,604	11,065
9/22	10,094	10,587
10/22	9,968	10,450
11/22	10,338	10,834
12/22	10,280	10,785
1/23	10,620	11,117
2/23	10,343	10,829
3/23	10,581	11,104
4/23	10,627	11,172
5/23	10,491	11,050
6/23	10,457	11,011
7/23	10,458	11,003
8/23	10,371	10,933
9/23	10,063	10,655
10/23	9,885	10,487
11/23	10,370	10,962
12/23	10,804	11,381
1/24	10,785	11,350
2/24	10,615	11,190
3/24	10,718	11,293
4/24	10,420	11,008
5/24	10,598	11,194
6/24	10,717	11,300
7/24	10,968	11,564
8/24	11,123	11,731
9/24	11,268	11,888
10/24	10,941	11,593

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	10.68%	-0.28%	1.29%
Class A Shares Including Sales Charge	6.55%	-1.03%	0.90%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$548,704
  Total Number of Portfolio Holdings838
  Portfolio Turnover Rate 159.6%
  Total Advisory Fees Paid (amount in thousands)$2,448

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	72.46%
U.S. Government & Government Agency Obligations	33.46%
Investment Companies	2.95%
Senior Floating Rate Interests	1.31%
Preferred Stocks	0.64%
Common Stocks	0.00%
Other Assets and LiabilitiesFootnote Reference*	(10.82)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	40.22%
Financial	16.72%
Asset Backed Securities	15.25%
Consumer, Non-cyclical	5.97%
Energy	5.04%
Consumer, Cyclical	4.64%
Utilities	4.31%
Industrial	4.22%
Government	4.00%
Communications	3.19%
Technology	2.99%
Money Market Funds	2.95%
Basic Materials	1.32%
Other Assets and LiabilitiesFootnote Reference*	(10.82)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from from 0.49% to 0.42% on the first $500 million of net assets, 0.47% to 0.40% of the next $500 million of net assets, 0.45% to 0.38% of the next $500 million of net assets, 0.44% to 0.37% of the next $500 million of net assets, 0.42% to 0.36% of the next $1 billion of net assets, and 0.39% to 0.35% of net assets over $3 billion. Effective March 1, 2024, the Manager changed the contractual expense limitation for the Fund's Class A shares from 0.84% to 0.80%.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV825ARA-0

Class J

PBMJX

Core Plus Bond Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Core Plus Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$84	0.80%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and, as a secondary objective, capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds or other debt securities at the time of purchase. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Bloomberg U.S. Aggregate Bond Index ("Index"). During the past year, the top contributing factors included an out-of-Index allocation to below investment grade corporate bonds, security selection within mortgage-backed securities, and security selection within investment grade corporate bonds. The top detracting factors were duration positioning, curve positioning, and security selection within U.S. Treasury securities.

How did the Fund perform over the last 10 years?

	Class J shares with maximum sales charge $11,393	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	10,000	10,000
11/14	10,040	10,071
12/14	10,019	10,080
1/15	10,198	10,292
2/15	10,164	10,195
3/15	10,194	10,242
4/15	10,167	10,206
5/15	10,149	10,181
6/15	10,016	10,070
7/15	10,058	10,140
8/15	10,016	10,125
9/15	10,029	10,194
10/15	10,071	10,196
11/15	10,029	10,169
12/15	9,953	10,136
1/16	10,016	10,275
2/16	10,063	10,348
3/16	10,205	10,443
4/16	10,291	10,483
5/16	10,301	10,486
6/16	10,471	10,674
7/16	10,576	10,742
8/16	10,596	10,730
9/16	10,585	10,723
10/16	10,520	10,641
11/16	10,283	10,390
12/16	10,317	10,404
1/17	10,358	10,425
2/17	10,445	10,495
3/17	10,432	10,489
4/17	10,520	10,570
5/17	10,601	10,651
6/17	10,605	10,641
7/17	10,666	10,687
8/17	10,738	10,782
9/17	10,713	10,731
10/17	10,738	10,737
11/17	10,724	10,723
12/17	10,779	10,773
1/18	10,697	10,649
2/18	10,564	10,548
3/18	10,591	10,615
4/18	10,519	10,536
5/18	10,547	10,611
6/18	10,526	10,598
7/18	10,562	10,601
8/18	10,615	10,669
9/18	10,562	10,600
10/18	10,442	10,517
11/18	10,452	10,579
12/18	10,559	10,774
1/19	10,737	10,888
2/19	10,750	10,882
3/19	10,948	11,091
4/19	10,973	11,094
5/19	11,143	11,291
6/19	11,310	11,432
7/19	11,347	11,458
8/19	11,590	11,755
9/19	11,533	11,692
10/19	11,555	11,727
11/19	11,546	11,721
12/19	11,558	11,713
1/20	11,761	11,938
2/20	11,929	12,153
3/20	11,607	12,082
4/20	11,976	12,297
5/20	12,106	12,354
6/20	12,223	12,432
7/20	12,503	12,617
8/20	12,430	12,515
9/20	12,397	12,509
10/20	12,372	12,453
11/20	12,592	12,575
12/20	12,636	12,592
1/21	12,539	12,502
2/21	12,352	12,321
3/21	12,268	12,168
4/21	12,376	12,264
5/21	12,404	12,304
6/21	12,535	12,390
7/21	12,622	12,529
8/21	12,619	12,505
9/21	12,528	12,397
10/21	12,526	12,393
11/21	12,500	12,430
12/21	12,521	12,398
1/22	12,240	12,131
2/22	12,049	11,996
3/22	11,758	11,662
4/22	11,281	11,220
5/22	11,333	11,292
6/22	11,050	11,115
7/22	11,358	11,387
8/22	11,056	11,065
9/22	10,517	10,587
10/22	10,387	10,450
11/22	10,780	10,834
12/22	10,707	10,785
1/23	11,070	11,117
2/23	10,772	10,829
3/23	11,017	11,104
4/23	11,075	11,172
5/23	10,934	11,050
6/23	10,885	11,011
7/23	10,886	11,003
8/23	10,794	10,933
9/23	10,487	10,655
10/23	10,290	10,487
11/23	10,790	10,962
12/23	11,250	11,381
1/24	11,230	11,350
2/24	11,054	11,190
3/24	11,160	11,293
4/24	10,853	11,008
5/24	11,037	11,194
6/24	11,160	11,300
7/24	11,432	11,564
8/24	11,580	11,731
9/24	11,730	11,888
10/24	11,393	11,593

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	10.72%	-0.28%	1.31%
Class J Shares Including Sales Charge	9.72%	-0.28%	1.31%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$548,704
  Total Number of Portfolio Holdings838
  Portfolio Turnover Rate 159.6%
  Total Advisory Fees Paid (amount in thousands)$2,448

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	72.46%
U.S. Government & Government Agency Obligations	33.46%
Investment Companies	2.95%
Senior Floating Rate Interests	1.31%
Preferred Stocks	0.64%
Common Stocks	0.00%
Other Assets and LiabilitiesFootnote Reference*	(10.82)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	40.22%
Financial	16.72%
Asset Backed Securities	15.25%
Consumer, Non-cyclical	5.97%
Energy	5.04%
Consumer, Cyclical	4.64%
Utilities	4.31%
Industrial	4.22%
Government	4.00%
Communications	3.19%
Technology	2.99%
Money Market Funds	2.95%
Basic Materials	1.32%
Other Assets and LiabilitiesFootnote Reference*	(10.82)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from from 0.49% to 0.42% on the first $500 million of net assets, 0.47% to 0.40% of the next $500 million of net assets, 0.45% to 0.38% of the next $500 million of net assets, 0.44% to 0.37% of the next $500 million of net assets, 0.42% to 0.36% of the next $1 billion of net assets, and 0.39% to 0.35% of net assets over $3 billion.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV825ARJ-0

Institutional

PMSIX

Core Plus Bond Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Core Plus Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$54	0.51%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and, as a secondary objective, capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds or other debt securities at the time of purchase. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Bloomberg U.S. Aggregate Bond Index ("Index"). During the past year, the top contributing factors included an out-of-Index allocation to below investment grade corporate bonds, security selection within mortgage-backed securities, and security selection within investment grade corporate bonds. The top detracting factors were duration positioning, curve positioning, and security selection within U.S. Treasury securities.

How did the Fund perform over the last 10 years?

	Institutional shares at net asset value $11,767	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	10,000	10,000
11/14	10,044	10,071
12/14	10,017	10,080
1/15	10,201	10,292
2/15	10,170	10,195
3/15	10,203	10,242
4/15	10,189	10,206
5/15	10,164	10,181
6/15	10,043	10,070
7/15	10,089	10,140
8/15	10,039	10,125
9/15	10,065	10,194
10/15	10,101	10,196
11/15	10,061	10,169
12/15	9,988	10,136
1/16	10,064	10,275
2/16	10,113	10,348
3/16	10,250	10,443
4/16	10,349	10,483
5/16	10,362	10,486
6/16	10,527	10,674
7/16	10,636	10,742
8/16	10,659	10,730
9/16	10,651	10,723
10/16	10,586	10,641
11/16	10,349	10,390
12/16	10,386	10,404
1/17	10,431	10,425
2/17	10,522	10,495
3/17	10,512	10,489
4/17	10,604	10,570
5/17	10,690	10,651
6/17	10,698	10,641
7/17	10,763	10,687
8/17	10,839	10,782
9/17	10,818	10,731
10/17	10,846	10,737
11/17	10,834	10,723
12/17	10,894	10,773
1/18	10,814	10,649
2/18	10,681	10,548
3/18	10,711	10,615
4/18	10,641	10,536
5/18	10,682	10,611
6/18	10,653	10,598
7/18	10,694	10,601
8/18	10,751	10,669
9/18	10,711	10,600
10/18	10,583	10,517
11/18	10,597	10,579
12/18	10,710	10,774
1/19	10,885	10,888
2/19	10,912	10,882
3/19	11,118	11,091
4/19	11,148	11,094
5/19	11,316	11,291
6/19	11,490	11,432
7/19	11,532	11,458
8/19	11,796	11,755
9/19	11,731	11,692
10/19	11,758	11,727
11/19	11,752	11,721
12/19	11,767	11,713
1/20	11,979	11,938
2/20	12,155	12,153
3/20	11,837	12,082
4/20	12,209	12,297
5/20	12,345	12,354
6/20	12,469	12,432
7/20	12,759	12,617
8/20	12,686	12,515
9/20	12,654	12,509
10/20	12,630	12,453
11/20	12,847	12,575
12/20	12,906	12,592
1/21	12,797	12,502
2/21	12,619	12,321
3/21	12,536	12,168
4/21	12,651	12,264
5/21	12,683	12,304
6/21	12,809	12,390
7/21	12,902	12,529
8/21	12,902	12,505
9/21	12,822	12,397
10/21	12,823	12,393
11/21	12,799	12,430
12/21	12,823	12,398
1/22	12,536	12,131
2/22	12,342	11,996
3/22	12,043	11,662
4/22	11,553	11,220
5/22	11,610	11,292
6/22	11,332	11,115
7/22	11,641	11,387
8/22	11,344	11,065
9/22	10,802	10,587
10/22	10,658	10,450
11/22	11,067	10,834
12/22	10,996	10,785
1/23	11,363	11,117
2/23	11,069	10,829
3/23	11,326	11,104
4/23	11,378	11,172
5/23	11,247	11,050
6/23	11,201	11,011
7/23	11,205	11,003
8/23	11,114	10,933
9/23	10,799	10,655
10/23	10,610	10,487
11/23	11,121	10,962
12/23	11,590	11,381
1/24	11,572	11,350
2/24	11,392	11,190
3/24	11,505	11,293
4/24	11,201	11,008
5/24	11,395	11,194
6/24	11,527	11,300
7/24	11,800	11,564
8/24	11,970	11,731
9/24	12,116	11,888
10/24	11,767	11,593

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	10.90%	0.01%	1.64%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$548,704
  Total Number of Portfolio Holdings838
  Portfolio Turnover Rate 159.6%
  Total Advisory Fees Paid (amount in thousands)$2,448

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	72.46%
U.S. Government & Government Agency Obligations	33.46%
Investment Companies	2.95%
Senior Floating Rate Interests	1.31%
Preferred Stocks	0.64%
Common Stocks	0.00%
Other Assets and LiabilitiesFootnote Reference*	(10.82)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	40.22%
Financial	16.72%
Asset Backed Securities	15.25%
Consumer, Non-cyclical	5.97%
Energy	5.04%
Consumer, Cyclical	4.64%
Utilities	4.31%
Industrial	4.22%
Government	4.00%
Communications	3.19%
Technology	2.99%
Money Market Funds	2.95%
Basic Materials	1.32%
Other Assets and LiabilitiesFootnote Reference*	(10.82)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from from 0.49% to 0.42% on the first $500 million of net assets, 0.47% to 0.40% of the next $500 million of net assets, 0.45% to 0.38% of the next $500 million of net assets, 0.44% to 0.37% of the next $500 million of net assets, 0.42% to 0.36% of the next $1 billion of net assets, and 0.39% to 0.35% of net assets over $3 billion. Effective March 1, 2024, the Manager changed the contractual expense limitation for the Fund's Institutional Class from 0.56% to 0.48%.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV825ARI-0

R-1

PBOMX

Core Plus Bond Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Core Plus Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$140	1.33%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and, as a secondary objective, capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds or other debt securities at the time of purchase. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Bloomberg U.S. Aggregate Bond Index ("Index"). During the past year, the top contributing factors included an out-of-Index allocation to below investment grade corporate bonds, security selection within mortgage-backed securities, and security selection within investment grade corporate bonds. The top detracting factors were duration positioning, curve positioning, and security selection within U.S. Treasury securities.

How did the Fund perform over the last 10 years?

	R-1 shares at net asset value $10,805	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	10,000	10,000
11/14	10,028	10,071
12/14	10,003	10,080
1/15	10,179	10,292
2/15	10,141	10,195
3/15	10,167	10,242
4/15	10,145	10,206
5/15	10,113	10,181
6/15	9,985	10,070
7/15	10,023	10,140
8/15	9,967	10,125
9/15	9,985	10,194
10/15	10,014	10,196
11/15	9,967	10,169
12/15	9,886	10,136
1/16	9,955	10,275
2/16	9,997	10,348
3/16	10,125	10,443
4/16	10,215	10,483
5/16	10,211	10,486
6/16	10,376	10,674
7/16	10,476	10,742
8/16	10,490	10,730
9/16	10,475	10,723
10/16	10,404	10,641
11/16	10,163	10,390
12/16	10,192	10,404
1/17	10,228	10,425
2/17	10,311	10,495
3/17	10,293	10,489
4/17	10,376	10,570
5/17	10,452	10,651
6/17	10,452	10,641
7/17	10,509	10,687
8/17	10,566	10,782
9/17	10,546	10,731
10/17	10,566	10,737
11/17	10,547	10,723
12/17	10,597	10,773
1/18	10,512	10,649
2/18	10,376	10,548
3/18	10,388	10,615
4/18	10,322	10,536
5/18	10,345	10,611
6/18	10,318	10,598
7/18	10,351	10,601
8/18	10,398	10,669
9/18	10,342	10,600
10/18	10,221	10,517
11/18	10,227	10,579
12/18	10,329	10,774
1/19	10,490	10,888
2/19	10,509	10,882
3/19	10,700	11,091
4/19	10,720	11,094
5/19	10,874	11,291
6/19	11,034	11,432
7/19	11,066	11,458
8/19	11,311	11,755
9/19	11,241	11,692
10/19	11,258	11,727
11/19	11,245	11,721
12/19	11,253	11,713
1/20	11,446	11,938
2/20	11,607	12,153
3/20	11,286	12,082
4/20	11,643	12,297
5/20	11,765	12,354
6/20	11,875	12,432
7/20	12,143	12,617
8/20	12,055	12,515
9/20	12,027	12,509
10/20	11,985	12,453
11/20	12,194	12,575
12/20	12,230	12,592
1/21	12,130	12,502
2/21	11,954	12,321
3/21	11,866	12,168
4/21	11,967	12,264
5/21	11,978	12,304
6/21	12,100	12,390
7/21	12,180	12,529
8/21	12,171	12,505
9/21	12,077	12,397
10/21	12,070	12,393
11/21	12,039	12,430
12/21	12,053	12,398
1/22	11,775	12,131
2/22	11,596	11,996
3/22	11,308	11,662
4/22	10,840	11,220
5/22	10,885	11,292
6/22	10,607	11,115
7/22	10,900	11,387
8/22	10,603	11,065
9/22	10,088	10,587
10/22	9,958	10,450
11/22	10,325	10,834
12/22	10,261	10,785
1/23	10,597	11,117
2/23	10,316	10,829
3/23	10,537	11,104
4/23	10,589	11,172
5/23	10,449	11,050
6/23	10,410	11,011
7/23	10,407	11,003
8/23	10,303	10,933
9/23	10,004	10,655
10/23	9,822	10,487
11/23	10,301	10,962
12/23	10,728	11,381
1/24	10,694	11,350
2/24	10,520	11,190
3/24	10,618	11,293
4/24	10,330	11,008
5/24	10,502	11,194
6/24	10,616	11,300
7/24	10,859	11,564
8/24	11,007	11,731
9/24	11,134	11,888
10/24	10,805	11,593

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-1 Shares	10.01%	-0.82%	0.78%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$548,704
  Total Number of Portfolio Holdings838
  Portfolio Turnover Rate 159.6%
  Total Advisory Fees Paid (amount in thousands)$2,448

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	72.46%
U.S. Government & Government Agency Obligations	33.46%
Investment Companies	2.95%
Senior Floating Rate Interests	1.31%
Preferred Stocks	0.64%
Common Stocks	0.00%
Other Assets and LiabilitiesFootnote Reference*	(10.82)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	40.22%
Financial	16.72%
Asset Backed Securities	15.25%
Consumer, Non-cyclical	5.97%
Energy	5.04%
Consumer, Cyclical	4.64%
Utilities	4.31%
Industrial	4.22%
Government	4.00%
Communications	3.19%
Technology	2.99%
Money Market Funds	2.95%
Basic Materials	1.32%
Other Assets and LiabilitiesFootnote Reference*	(10.82)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from from 0.49% to 0.42% on the first $500 million of net assets, 0.47% to 0.40% of the next $500 million of net assets, 0.45% to 0.38% of the next $500 million of net assets, 0.44% to 0.37% of the next $500 million of net assets, 0.42% to 0.36% of the next $1 billion of net assets, and 0.39% to 0.35% of net assets over $3 billion. Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV825ARR1-0

R-3

PBMMX

Core Plus Bond Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Core Plus Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$107	1.02%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and, as a secondary objective, capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds or other debt securities at the time of purchase. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Bloomberg U.S. Aggregate Bond Index ("Index"). During the past year, the top contributing factors included an out-of-Index allocation to below investment grade corporate bonds, security selection within mortgage-backed securities, and security selection within investment grade corporate bonds. The top detracting factors were duration positioning, curve positioning, and security selection within U.S. Treasury securities.

How did the Fund perform over the last 10 years?

	R-3 shares at net asset value $11,156	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	10,000	10,000
11/14	10,040	10,071
12/14	10,008	10,080
1/15	10,188	10,292
2/15	10,152	10,195
3/15	10,181	10,242
4/15	10,162	10,206
5/15	10,132	10,181
6/15	10,006	10,070
7/15	10,047	10,140
8/15	9,993	10,125
9/15	10,014	10,194
10/15	10,045	10,196
11/15	10,001	10,169
12/15	9,922	10,136
1/16	9,994	10,275
2/16	10,039	10,348
3/16	10,170	10,443
4/16	10,264	10,483
5/16	10,263	10,486
6/16	10,432	10,674
7/16	10,536	10,742
8/16	10,554	10,730
9/16	10,540	10,723
10/16	10,472	10,641
11/16	10,231	10,390
12/16	10,262	10,404
1/17	10,302	10,425
2/17	10,388	10,495
3/17	10,363	10,489
4/17	10,460	10,570
5/17	10,540	10,651
6/17	10,533	10,641
7/17	10,593	10,687
8/17	10,663	10,782
9/17	10,646	10,731
10/17	10,660	10,737
11/17	10,653	10,723
12/17	10,697	10,773
1/18	10,613	10,649
2/18	10,477	10,548
3/18	10,502	10,615
4/18	10,437	10,536
5/18	10,463	10,611
6/18	10,440	10,598
7/18	10,475	10,601
8/18	10,526	10,669
9/18	10,472	10,600
10/18	10,352	10,517
11/18	10,360	10,579
12/18	10,467	10,774
1/19	10,634	10,888
2/19	10,656	10,882
3/19	10,843	11,091
4/19	10,867	11,094
5/19	11,027	11,291
6/19	11,193	11,432
7/19	11,228	11,458
8/19	11,482	11,755
9/19	11,413	11,692
10/19	11,434	11,727
11/19	11,424	11,721
12/19	11,434	11,713
1/20	11,635	11,938
2/20	11,803	12,153
3/20	11,477	12,082
4/20	11,846	12,297
5/20	11,974	12,354
6/20	12,089	12,432
7/20	12,356	12,617
8/20	12,280	12,515
9/20	12,244	12,509
10/20	12,215	12,453
11/20	12,422	12,575
12/20	12,473	12,592
1/21	12,362	12,502
2/21	12,196	12,321
3/21	12,098	12,168
4/21	12,204	12,264
5/21	12,231	12,304
6/21	12,348	12,390
7/21	12,433	12,529
8/21	12,428	12,505
9/21	12,345	12,397
10/21	12,341	12,393
11/21	12,312	12,430
12/21	12,330	12,398
1/22	12,047	12,131
2/22	11,866	11,996
3/22	11,572	11,662
4/22	11,093	11,220
5/22	11,142	11,292
6/22	10,869	11,115
7/22	11,163	11,387
8/22	10,872	11,065
9/22	10,343	10,587
10/22	10,212	10,450
11/22	10,592	10,834
12/22	10,530	10,785
1/23	10,868	11,117
2/23	10,592	10,829
3/23	10,823	11,104
4/23	10,869	11,172
5/23	10,738	11,050
6/23	10,689	11,011
7/23	10,688	11,003
8/23	10,596	10,933
9/23	10,289	10,655
10/23	10,103	10,487
11/23	10,590	10,962
12/23	11,035	11,381
1/24	11,014	11,350
2/24	10,837	11,190
3/24	10,941	11,293
4/24	10,645	11,008
5/24	10,826	11,194
6/24	10,947	11,300
7/24	11,203	11,564
8/24	11,348	11,731
9/24	11,495	11,888
10/24	11,156	11,593

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-3 Shares	10.42%	-0.49%	1.10%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$548,704
  Total Number of Portfolio Holdings838
  Portfolio Turnover Rate 159.6%
  Total Advisory Fees Paid (amount in thousands)$2,448

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	72.46%
U.S. Government & Government Agency Obligations	33.46%
Investment Companies	2.95%
Senior Floating Rate Interests	1.31%
Preferred Stocks	0.64%
Common Stocks	0.00%
Other Assets and LiabilitiesFootnote Reference*	(10.82)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	40.22%
Financial	16.72%
Asset Backed Securities	15.25%
Consumer, Non-cyclical	5.97%
Energy	5.04%
Consumer, Cyclical	4.64%
Utilities	4.31%
Industrial	4.22%
Government	4.00%
Communications	3.19%
Technology	2.99%
Money Market Funds	2.95%
Basic Materials	1.32%
Other Assets and LiabilitiesFootnote Reference*	(10.82)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from from 0.49% to 0.42% on the first $500 million of net assets, 0.47% to 0.40% of the next $500 million of net assets, 0.45% to 0.38% of the next $500 million of net assets, 0.44% to 0.37% of the next $500 million of net assets, 0.42% to 0.36% of the next $1 billion of net assets, and 0.39% to 0.35% of net assets over $3 billion. Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV825ARR3-0

R-4

PBMSX

Core Plus Bond Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Core Plus Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$87	0.83%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and, as a secondary objective, capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds or other debt securities at the time of purchase. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Bloomberg U.S. Aggregate Bond Index ("Index"). During the past year, the top contributing factors included an out-of-Index allocation to below investment grade corporate bonds, security selection within mortgage-backed securities, and security selection within investment grade corporate bonds. The top detracting factors were duration positioning, curve positioning, and security selection within U.S. Treasury securities.

How did the Fund perform over the last 10 years?

	R-4 shares at net asset value $11,363	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	10,000	10,000
11/14	10,031	10,071
12/14	10,011	10,080
1/15	10,189	10,292
2/15	10,155	10,195
3/15	10,185	10,242
4/15	10,168	10,206
5/15	10,140	10,181
6/15	10,018	10,070
7/15	10,059	10,140
8/15	10,008	10,125
9/15	10,030	10,194
10/15	10,063	10,196
11/15	10,020	10,169
12/15	9,944	10,136
1/16	10,016	10,275
2/16	10,062	10,348
3/16	10,193	10,443
4/16	10,287	10,483
5/16	10,297	10,486
6/16	10,465	10,674
7/16	10,568	10,742
8/16	10,587	10,730
9/16	10,576	10,723
10/16	10,510	10,641
11/16	10,265	10,390
12/16	10,307	10,404
1/17	10,338	10,425
2/17	10,434	10,495
3/17	10,411	10,489
4/17	10,498	10,570
5/17	10,588	10,651
6/17	10,583	10,641
7/17	10,643	10,687
8/17	10,714	10,782
9/17	10,699	10,731
10/17	10,724	10,737
11/17	10,709	10,723
12/17	10,764	10,773
1/18	10,682	10,649
2/18	10,540	10,548
3/18	10,566	10,615
4/18	10,504	10,536
5/18	10,531	10,611
6/18	10,509	10,598
7/18	10,546	10,601
8/18	10,598	10,669
9/18	10,546	10,600
10/18	10,429	10,517
11/18	10,439	10,579
12/18	10,546	10,774
1/19	10,712	10,888
2/19	10,736	10,882
3/19	10,932	11,091
4/19	10,957	11,094
5/19	11,127	11,291
6/19	11,292	11,432
7/19	11,329	11,458
8/19	11,581	11,755
9/19	11,515	11,692
10/19	11,538	11,727
11/19	11,529	11,721
12/19	11,541	11,713
1/20	11,742	11,938
2/20	11,920	12,153
3/20	11,599	12,082
4/20	11,965	12,297
5/20	12,094	12,354
6/20	12,210	12,432
7/20	12,487	12,617
8/20	12,413	12,515
9/20	12,380	12,509
10/20	12,352	12,453
11/20	12,569	12,575
12/20	12,612	12,592
1/21	12,515	12,502
2/21	12,330	12,321
3/21	12,246	12,168
4/21	12,353	12,264
5/21	12,381	12,304
6/21	12,509	12,390
7/21	12,595	12,529
8/21	12,592	12,505
9/21	12,501	12,397
10/21	12,499	12,393
11/21	12,472	12,430
12/21	12,492	12,398
1/22	12,213	12,131
2/22	12,024	11,996
3/22	11,735	11,662
4/22	11,251	11,220
5/22	11,301	11,292
6/22	11,021	11,115
7/22	11,326	11,387
8/22	11,027	11,065
9/22	10,493	10,587
10/22	10,364	10,450
11/22	10,754	10,834
12/22	10,682	10,785
1/23	11,042	11,117
2/23	10,758	10,829
3/23	10,989	11,104
4/23	11,048	11,172
5/23	10,908	11,050
6/23	10,873	11,011
7/23	10,874	11,003
8/23	10,772	10,933
9/23	10,469	10,655
10/23	10,275	10,487
11/23	10,770	10,962
12/23	11,225	11,381
1/24	11,206	11,350
2/24	11,032	11,190
3/24	11,137	11,293
4/24	10,833	11,008
5/24	11,014	11,194
6/24	11,148	11,300
7/24	11,405	11,564
8/24	11,563	11,731
9/24	11,710	11,888
10/24	11,363	11,593

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-4 Shares	10.60%	-0.30%	1.29%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$548,704
  Total Number of Portfolio Holdings838
  Portfolio Turnover Rate 159.6%
  Total Advisory Fees Paid (amount in thousands)$2,448

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	72.46%
U.S. Government & Government Agency Obligations	33.46%
Investment Companies	2.95%
Senior Floating Rate Interests	1.31%
Preferred Stocks	0.64%
Common Stocks	0.00%
Other Assets and LiabilitiesFootnote Reference*	(10.82)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	40.22%
Financial	16.72%
Asset Backed Securities	15.25%
Consumer, Non-cyclical	5.97%
Energy	5.04%
Consumer, Cyclical	4.64%
Utilities	4.31%
Industrial	4.22%
Government	4.00%
Communications	3.19%
Technology	2.99%
Money Market Funds	2.95%
Basic Materials	1.32%
Other Assets and LiabilitiesFootnote Reference*	(10.82)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from from 0.49% to 0.42% on the first $500 million of net assets, 0.47% to 0.40% of the next $500 million of net assets, 0.45% to 0.38% of the next $500 million of net assets, 0.44% to 0.37% of the next $500 million of net assets, 0.42% to 0.36% of the next $1 billion of net assets, and 0.39% to 0.35% of net assets over $3 billion. Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV825ARR4-0

R-5

PBMPX

Core Plus Bond Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Core Plus Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$75	0.71%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and, as a secondary objective, capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds or other debt securities at the time of purchase. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Bloomberg U.S. Aggregate Bond Index ("Index"). During the past year, the top contributing factors included an out-of-Index allocation to below investment grade corporate bonds, security selection within mortgage-backed securities, and security selection within investment grade corporate bonds. The top detracting factors were duration positioning, curve positioning, and security selection within U.S. Treasury securities.

How did the Fund perform over the last 10 years?

	R-5 shares at net asset value $11,503	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	10,000	10,000
11/14	10,042	10,071
12/14	10,013	10,080
1/15	10,195	10,292
2/15	10,162	10,195
3/15	10,194	10,242
4/15	10,177	10,206
5/15	10,150	10,181
6/15	10,026	10,070
7/15	10,070	10,140
8/15	10,019	10,125
9/15	10,042	10,194
10/15	10,076	10,196
11/15	10,044	10,169
12/15	9,958	10,136
1/16	10,032	10,275
2/16	10,080	10,348
3/16	10,214	10,443
4/16	10,311	10,483
5/16	10,313	10,486
6/16	10,485	10,674
7/16	10,592	10,742
8/16	10,613	10,730
9/16	10,602	10,723
10/16	10,536	10,641
11/16	10,296	10,390
12/16	10,331	10,404
1/17	10,373	10,425
2/17	10,463	10,495
3/17	10,450	10,489
4/17	10,540	10,570
5/17	10,623	10,651
6/17	10,629	10,641
7/17	10,682	10,687
8/17	10,756	10,782
9/17	10,742	10,731
10/17	10,768	10,737
11/17	10,754	10,723
12/17	10,811	10,773
1/18	10,729	10,649
2/18	10,594	10,548
3/18	10,612	10,615
4/18	10,550	10,536
5/18	10,579	10,611
6/18	10,558	10,598
7/18	10,596	10,601
8/18	10,651	10,669
9/18	10,599	10,600
10/18	10,480	10,517
11/18	10,491	10,579
12/18	10,602	10,774
1/19	10,773	10,888
2/19	10,798	10,882
3/19	10,990	11,091
4/19	11,028	11,094
5/19	11,193	11,291
6/19	11,364	11,432
7/19	11,402	11,458
8/19	11,652	11,755
9/19	11,596	11,692
10/19	11,610	11,727
11/19	11,602	11,721
12/19	11,627	11,713
1/20	11,823	11,938
2/20	11,996	12,153
3/20	11,679	12,082
4/20	12,046	12,297
5/20	12,179	12,354
6/20	12,300	12,432
7/20	12,585	12,617
8/20	12,511	12,515
9/20	12,478	12,509
10/20	12,440	12,453
11/20	12,665	12,575
12/20	12,710	12,592
1/21	12,611	12,502
2/21	12,433	12,321
3/21	12,348	12,168
4/21	12,460	12,264
5/21	12,478	12,304
6/21	12,612	12,390
7/21	12,702	12,529
8/21	12,700	12,505
9/21	12,608	12,397
10/21	12,607	12,393
11/21	12,581	12,430
12/21	12,602	12,398
1/22	12,317	12,131
2/22	12,134	11,996
3/22	11,837	11,662
4/22	11,362	11,220
5/22	11,416	11,292
6/22	11,128	11,115
7/22	11,443	11,387
8/22	11,136	11,065
9/22	10,598	10,587
10/22	10,466	10,450
11/22	10,869	10,834
12/22	10,797	10,785
1/23	11,158	11,117
2/23	10,865	10,829
3/23	11,106	11,104
4/23	11,167	11,172
5/23	11,024	11,050
6/23	10,989	11,011
7/23	10,991	11,003
8/23	10,899	10,933
9/23	10,574	10,655
10/23	10,399	10,487
11/23	10,901	10,962
12/23	11,361	11,381
1/24	11,342	11,350
2/24	11,163	11,190
3/24	11,260	11,293
4/24	10,959	11,008
5/24	11,148	11,194
6/24	11,276	11,300
7/24	11,543	11,564
8/24	11,707	11,731
9/24	11,849	11,888
10/24	11,503	11,593

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-5 Shares	10.62%	-0.18%	1.41%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$548,704
  Total Number of Portfolio Holdings838
  Portfolio Turnover Rate 159.6%
  Total Advisory Fees Paid (amount in thousands)$2,448

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	72.46%
U.S. Government & Government Agency Obligations	33.46%
Investment Companies	2.95%
Senior Floating Rate Interests	1.31%
Preferred Stocks	0.64%
Common Stocks	0.00%
Other Assets and LiabilitiesFootnote Reference*	(10.82)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	40.22%
Financial	16.72%
Asset Backed Securities	15.25%
Consumer, Non-cyclical	5.97%
Energy	5.04%
Consumer, Cyclical	4.64%
Utilities	4.31%
Industrial	4.22%
Government	4.00%
Communications	3.19%
Technology	2.99%
Money Market Funds	2.95%
Basic Materials	1.32%
Other Assets and LiabilitiesFootnote Reference*	(10.82)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from from 0.49% to 0.42% on the first $500 million of net assets, 0.47% to 0.40% of the next $500 million of net assets, 0.45% to 0.38% of the next $500 million of net assets, 0.44% to 0.37% of the next $500 million of net assets, 0.42% to 0.36% of the next $1 billion of net assets, and 0.39% to 0.35% of net assets over $3 billion. Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV825ARR5-0

Class A

PGBAX

Diversified Income Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Diversified Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$109	1.02%

Management’s Discussion of Fund Performance

The Fund seeks income. The Fund generally invests a majority of its assets in fixed income securities, such as investment-grade corporate bonds, high yield bonds (also known as "junk" bonds), preferred securities, securitized products, and emerging market debt securities, in an effort to provide incremental yields over a portfolio of government securities. Such securities include instruments with variable or floating interest rates. The fixed income portion of the Fund is not managed to a particular maturity or duration. The Fund invests in foreign, including emerging market, securities. An allocation to emerging market debt, managed by Principal Finisterre, an investment team within Principal Global Investors, boosted performance. The asset class benefitted from disinflationary trends, improving economic conditions in several regions, and a favorable global interest rate environment. Principal Finisterre outperformed by investing in key markets such as Venezuela, Argentina, Ecuador, Egypt, and Mexico, while an underweight to China further contributed to returns. Preferred securities, managed by Spectrum Asset Management, were another key contributor. Manager selection within investment-grade corporates also boosted results as PineBridge was rewarded for overweights to and strong security selection within financials. Polen Capital, LLC, within our high-yield allocation, was the largest detractor over the year. Polen underperformed the broad high yield market, largely due to poor security selection, particularly within restructured equities. Similarly, although positive from an absolute perspective, allocations to floating rate debt and private credit detracted as their lower duration profile lagged in the interest rate rally.

How did the Fund perform over the last 10 years?

	Class A shares with maximum sales charge $13,087	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	9,622	10,000
11/14	9,592	10,071
12/14	9,475	10,080
1/15	9,526	10,292
2/15	9,651	10,195
3/15	9,634	10,242
4/15	9,774	10,206
5/15	9,763	10,181
6/15	9,595	10,070
7/15	9,626	10,140
8/15	9,402	10,125
9/15	9,246	10,194
10/15	9,479	10,196
11/15	9,399	10,169
12/15	9,236	10,136
1/16	9,088	10,275
2/16	9,125	10,348
3/16	9,440	10,443
4/16	9,599	10,483
5/16	9,608	10,486
6/16	9,798	10,674
7/16	9,981	10,742
8/16	10,055	10,730
9/16	10,130	10,723
10/16	10,095	10,641
11/16	9,943	10,390
12/16	10,094	10,404
1/17	10,268	10,425
2/17	10,420	10,495
3/17	10,430	10,489
4/17	10,545	10,570
5/17	10,623	10,651
6/17	10,638	10,641
7/17	10,791	10,687
8/17	10,883	10,782
9/17	10,917	10,731
10/17	10,966	10,737
11/17	11,019	10,723
12/17	11,089	10,773
1/18	11,251	10,649
2/18	10,944	10,548
3/18	10,990	10,615
4/18	10,988	10,536
5/18	10,900	10,611
6/18	10,819	10,598
7/18	11,000	10,601
8/18	10,855	10,669
9/18	10,933	10,600
10/18	10,674	10,517
11/18	10,681	10,579
12/18	10,460	10,774
1/19	10,924	10,888
2/19	11,015	10,882
3/19	11,136	11,091
4/19	11,273	11,094
5/19	11,178	11,291
6/19	11,425	11,432
7/19	11,492	11,458
8/19	11,475	11,755
9/19	11,576	11,692
10/19	11,652	11,727
11/19	11,652	11,721
12/19	11,863	11,713
1/20	11,940	11,938
2/20	11,664	12,153
3/20	9,844	12,082
4/20	10,035	12,297
5/20	10,344	12,354
6/20	10,567	12,432
7/20	10,949	12,617
8/20	11,145	12,515
9/20	11,113	12,509
10/20	11,185	12,453
11/20	11,744	12,575
12/20	12,044	12,592
1/21	12,024	12,502
2/21	12,109	12,321
3/21	12,285	12,168
4/21	12,534	12,264
5/21	12,685	12,304
6/21	12,689	12,390
7/21	12,813	12,529
8/21	12,955	12,505
9/21	12,709	12,397
10/21	12,878	12,393
11/21	12,741	12,430
12/21	13,038	12,398
1/22	12,719	12,131
2/22	12,503	11,996
3/22	12,466	11,662
4/22	12,091	11,220
5/22	12,011	11,292
6/22	11,536	11,115
7/22	11,864	11,387
8/22	11,713	11,065
9/22	11,233	10,587
10/22	11,245	10,450
11/22	11,585	10,834
12/22	11,536	10,785
1/23	11,939	11,117
2/23	11,761	10,829
3/23	11,774	11,104
4/23	11,866	11,172
5/23	11,749	11,050
6/23	11,872	11,011
7/23	11,992	11,003
8/23	11,920	10,933
9/23	11,725	10,655
10/23	11,580	10,487
11/23	12,093	10,962
12/23	12,492	11,381
1/24	12,539	11,350
2/24	12,493	11,190
3/24	12,645	11,293
4/24	12,492	11,008
5/24	12,648	11,194
6/24	12,706	11,300
7/24	12,928	11,564
8/24	13,086	11,731
9/24	13,266	11,888
10/24	13,087	11,593

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	13.01%	2.35%	3.12%
Class A Shares Including Sales Charge	8.76%	1.58%	2.73%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,607,340
  Total Number of Portfolio Holdings3,363
  Portfolio Turnover Rate 86.3%
  Total Advisory Fees Paid (amount in thousands)$17,604

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	71.15%
Senior Floating Rate Interests	10.07%
U.S. Government & Government Agency Obligations	9.45%
Investment Companies	9.00%
Common Stocks	2.04%
Preferred Stocks	1.08%
Repurchase Agreements	0.19%
Purchased Credit Default Swaptions	0.00%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	(2.98)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Sector Allocation

Sector	Percent of Net Assets
Financial	22.34%
Consumer, Non-cyclical	10.79%
Mortgage Securities	9.83%
Industrial	7.69%
Basic Materials	7.55%
Communications	6.97%
Consumer, Cyclical	6.14%
Money Market Funds	5.97%
Energy	5.34%
Government	5.29%
Technology	4.72%
Utilities	3.67%
Asset Backed Securities	3.64%
Closed-End Funds	2.21%
Exchange-Traded Funds	0.82%
Diversified	0.01%
Purchased Credit Default Swaptions	0.00%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	(2.98)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV835ARA-0

Class C

PGDCX

Diversified Income Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Diversified Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$188	1.77%

Management’s Discussion of Fund Performance

The Fund seeks income. The Fund generally invests a majority of its assets in fixed income securities, such as investment-grade corporate bonds, high yield bonds (also known as "junk" bonds), preferred securities, securitized products, and emerging market debt securities, in an effort to provide incremental yields over a portfolio of government securities. Such securities include instruments with variable or floating interest rates. The fixed income portion of the Fund is not managed to a particular maturity or duration. The Fund invests in foreign, including emerging market, securities. An allocation to emerging market debt, managed by Principal Finisterre, an investment team within Principal Global Investors, boosted performance. The asset class benefitted from disinflationary trends, improving economic conditions in several regions, and a favorable global interest rate environment. Principal Finisterre outperformed by investing in key markets such as Venezuela, Argentina, Ecuador, Egypt, and Mexico, while an underweight to China further contributed to returns. Preferred securities, managed by Spectrum Asset Management, were another key contributor. Manager selection within investment-grade corporates also boosted results as PineBridge was rewarded for overweights to and strong security selection within financials. Polen Capital, LLC, within our high-yield allocation, was the largest detractor over the year. Polen underperformed the broad high yield market, largely due to poor security selection, particularly within restructured equities. Similarly, although positive from an absolute perspective, allocations to floating rate debt and private credit detracted as their lower duration profile lagged in the interest rate rally.

How did the Fund perform over the last 10 years?

	Class C shares with maximum sales charge $12,811	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	10,000	10,000
11/14	9,971	10,071
12/14	9,842	10,080
1/15	9,888	10,292
2/15	10,013	10,195
3/15	9,982	10,242
4/15	10,128	10,206
5/15	10,111	10,181
6/15	9,923	10,070
7/15	9,948	10,140
8/15	9,709	10,125
9/15	9,548	10,194
10/15	9,783	10,196
11/15	9,695	10,169
12/15	9,520	10,136
1/16	9,361	10,275
2/16	9,393	10,348
3/16	9,713	10,443
4/16	9,864	10,483
5/16	9,875	10,486
6/16	10,057	10,674
7/16	10,239	10,742
8/16	10,317	10,730
9/16	10,380	10,723
10/16	10,338	10,641
11/16	10,174	10,390
12/16	10,324	10,404
1/17	10,496	10,425
2/17	10,646	10,495
3/17	10,641	10,489
4/17	10,761	10,570
5/17	10,826	10,651
6/17	10,842	10,641
7/17	10,985	10,687
8/17	11,080	10,782
9/17	11,107	10,731
10/17	11,143	10,737
11/17	11,190	10,723
12/17	11,254	10,773
1/18	11,412	10,649
2/18	11,092	10,548
3/18	11,132	10,615
4/18	11,123	10,536
5/18	11,034	10,611
6/18	10,937	10,598
7/18	11,115	10,601
8/18	10,967	10,669
9/18	11,033	10,600
10/18	10,770	10,517
11/18	10,762	10,579
12/18	10,540	10,774
1/19	11,004	10,888
2/19	11,089	10,882
3/19	11,196	11,091
4/19	11,327	11,094
5/19	11,224	11,291
6/19	11,466	11,432
7/19	11,526	11,458
8/19	11,501	11,755
9/19	11,595	11,692
10/19	11,664	11,727
11/19	11,657	11,721
12/19	11,861	11,713
1/20	11,923	11,938
2/20	11,646	12,153
3/20	9,817	12,082
4/20	10,003	12,297
5/20	10,308	12,354
6/20	10,525	12,432
7/20	10,899	12,617
8/20	11,088	12,515
9/20	11,048	12,509
10/20	11,114	12,453
11/20	11,666	12,575
12/20	11,948	12,592
1/21	11,921	12,502
2/21	11,998	12,321
3/21	12,165	12,168
4/21	12,412	12,264
5/21	12,544	12,304
6/21	12,549	12,390
7/21	12,654	12,529
8/21	12,788	12,505
9/21	12,536	12,397
10/21	12,697	12,393
11/21	12,553	12,430
12/21	12,847	12,398
1/22	12,515	12,131
2/22	12,293	11,996
3/22	12,248	11,662
4/22	11,888	11,220
5/22	11,792	11,292
6/22	11,315	11,115
7/22	11,631	11,387
8/22	11,474	11,065
9/22	11,003	10,587
10/22	11,008	10,450
11/22	11,341	10,834
12/22	11,293	10,785
1/23	11,687	11,117
2/23	11,514	10,829
3/23	11,526	11,104
4/23	11,616	11,172
5/23	11,502	11,050
6/23	11,622	11,011
7/23	11,739	11,003
8/23	11,669	10,933
9/23	11,478	10,655
10/23	11,336	10,487
11/23	11,838	10,962
12/23	12,229	11,381
1/24	12,275	11,350
2/24	12,229	11,190
3/24	12,379	11,293
4/24	12,229	11,008
5/24	12,381	11,194
6/24	12,439	11,300
7/24	12,656	11,564
8/24	12,810	11,731
9/24	12,986	11,888
10/24	12,811	11,593

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class C Shares Excluding Sales Charge	12.25%	1.60%	2.51%
Class C Shares Including Sales Charge	11.25%	1.60%	2.51%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,607,340
  Total Number of Portfolio Holdings3,363
  Portfolio Turnover Rate 86.3%
  Total Advisory Fees Paid (amount in thousands)$17,604

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	71.15%
Senior Floating Rate Interests	10.07%
U.S. Government & Government Agency Obligations	9.45%
Investment Companies	9.00%
Common Stocks	2.04%
Preferred Stocks	1.08%
Repurchase Agreements	0.19%
Purchased Credit Default Swaptions	0.00%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	(2.98)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Sector Allocation

Sector	Percent of Net Assets
Financial	22.34%
Consumer, Non-cyclical	10.79%
Mortgage Securities	9.83%
Industrial	7.69%
Basic Materials	7.55%
Communications	6.97%
Consumer, Cyclical	6.14%
Money Market Funds	5.97%
Energy	5.34%
Government	5.29%
Technology	4.72%
Utilities	3.67%
Asset Backed Securities	3.64%
Closed-End Funds	2.21%
Exchange-Traded Funds	0.82%
Diversified	0.01%
Purchased Credit Default Swaptions	0.00%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	(2.98)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV835ARC-0

Institutional

PGDIX

Diversified Income Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Diversified Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$74	0.69%

Management’s Discussion of Fund Performance

The Fund seeks income. The Fund generally invests a majority of its assets in fixed income securities, such as investment-grade corporate bonds, high yield bonds (also known as "junk" bonds), preferred securities, securitized products, and emerging market debt securities, in an effort to provide incremental yields over a portfolio of government securities. Such securities include instruments with variable or floating interest rates. The fixed income portion of the Fund is not managed to a particular maturity or duration. The Fund invests in foreign, including emerging market, securities. An allocation to emerging market debt, managed by Principal Finisterre, an investment team within Principal Global Investors, boosted performance. The asset class benefitted from disinflationary trends, improving economic conditions in several regions, and a favorable global interest rate environment. Principal Finisterre outperformed by investing in key markets such as Venezuela, Argentina, Ecuador, Egypt, and Mexico, while an underweight to China further contributed to returns. Preferred securities, managed by Spectrum Asset Management, were another key contributor. Manager selection within investment-grade corporates also boosted results as PineBridge was rewarded for overweights to and strong security selection within financials. Polen Capital, LLC, within our high-yield allocation, was the largest detractor over the year. Polen underperformed the broad high yield market, largely due to poor security selection, particularly within restructured equities. Similarly, although positive from an absolute perspective, allocations to floating rate debt and private credit detracted as their lower duration profile lagged in the interest rate rally.

How did the Fund perform over the last 10 years?

	Institutional shares at net asset value $14,056	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	10,000	10,000
11/14	9,972	10,071
12/14	9,852	10,080
1/15	9,907	10,292
2/15	10,040	10,195
3/15	10,025	10,242
4/15	10,174	10,206
5/15	10,165	10,181
6/15	9,985	10,070
7/15	10,020	10,140
8/15	9,795	10,125
9/15	9,635	10,194
10/15	9,881	10,196
11/15	9,799	10,169
12/15	9,632	10,136
1/16	9,480	10,275
2/16	9,521	10,348
3/16	9,854	10,443
4/16	10,016	10,483
5/16	10,036	10,486
6/16	10,230	10,674
7/16	10,425	10,742
8/16	10,514	10,730
9/16	10,588	10,723
10/16	10,553	10,641
11/16	10,396	10,390
12/16	10,558	10,404
1/17	10,743	10,425
2/17	10,914	10,495
3/17	10,919	10,489
4/17	11,043	10,570
5/17	11,128	10,651
6/17	11,147	10,641
7/17	11,311	10,687
8/17	11,411	10,782
9/17	11,449	10,731
10/17	11,503	10,737
11/17	11,561	10,723
12/17	11,638	10,773
1/18	11,812	10,649
2/18	11,483	10,548
3/18	11,543	10,615
4/18	11,544	10,536
5/18	11,454	10,611
6/18	11,372	10,598
7/18	11,567	10,601
8/18	11,417	10,669
9/18	11,503	10,600
10/18	11,232	10,517
11/18	11,241	10,579
12/18	11,012	10,774
1/19	11,506	10,888
2/19	11,605	10,882
3/19	11,727	11,091
4/19	11,876	11,094
5/19	11,779	11,291
6/19	12,052	11,432
7/19	12,117	11,458
8/19	12,112	11,755
9/19	12,213	11,692
10/19	12,297	11,727
11/19	12,301	11,721
12/19	12,528	11,713
1/20	12,613	11,938
2/20	12,332	12,153
3/20	10,403	12,082
4/20	10,609	12,297
5/20	10,941	12,354
6/20	11,181	12,432
7/20	11,581	12,617
8/20	11,792	12,515
9/20	11,760	12,509
10/20	11,841	12,453
11/20	12,438	12,575
12/20	12,762	12,592
1/21	12,743	12,502
2/21	12,838	12,321
3/21	13,029	12,168
4/21	13,299	12,264
5/21	13,452	12,304
6/21	13,471	12,390
7/21	13,597	12,529
8/21	13,763	12,505
9/21	13,504	12,397
10/21	13,679	12,393
11/21	13,536	12,430
12/21	13,868	12,398
1/22	13,531	12,131
2/22	13,293	11,996
3/22	13,257	11,662
4/22	12,870	11,220
5/22	12,787	11,292
6/22	12,282	11,115
7/22	12,638	11,387
8/22	12,479	11,065
9/22	11,968	10,587
10/22	11,995	10,450
11/22	12,362	10,834
12/22	12,314	10,785
1/23	12,739	11,117
2/23	12,552	10,829
3/23	12,580	11,104
4/23	12,672	11,172
5/23	12,561	11,050
6/23	12,686	11,011
7/23	12,818	11,003
8/23	12,745	10,933
9/23	12,539	10,655
10/23	12,397	10,487
11/23	12,931	10,962
12/23	13,364	11,381
1/24	13,430	11,350
2/24	13,372	11,190
3/24	13,552	11,293
4/24	13,391	11,008
5/24	13,562	11,194
6/24	13,630	11,300
7/24	13,873	11,564
8/24	14,047	11,731
9/24	14,234	11,888
10/24	14,056	11,593

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	13.38%	2.71%	3.46%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,607,340
  Total Number of Portfolio Holdings3,363
  Portfolio Turnover Rate 86.3%
  Total Advisory Fees Paid (amount in thousands)$17,604

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	71.15%
Senior Floating Rate Interests	10.07%
U.S. Government & Government Agency Obligations	9.45%
Investment Companies	9.00%
Common Stocks	2.04%
Preferred Stocks	1.08%
Repurchase Agreements	0.19%
Purchased Credit Default Swaptions	0.00%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	(2.98)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Sector Allocation

Sector	Percent of Net Assets
Financial	22.34%
Consumer, Non-cyclical	10.79%
Mortgage Securities	9.83%
Industrial	7.69%
Basic Materials	7.55%
Communications	6.97%
Consumer, Cyclical	6.14%
Money Market Funds	5.97%
Energy	5.34%
Government	5.29%
Technology	4.72%
Utilities	3.67%
Asset Backed Securities	3.64%
Closed-End Funds	2.21%
Exchange-Traded Funds	0.82%
Diversified	0.01%
Purchased Credit Default Swaptions	0.00%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	(2.98)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV835ARI-0

R-6

PGBLX

Diversified Income Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Diversified Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$73	0.68%

Management’s Discussion of Fund Performance

The Fund seeks income. The Fund generally invests a majority of its assets in fixed income securities, such as investment-grade corporate bonds, high yield bonds (also known as "junk" bonds), preferred securities, securitized products, and emerging market debt securities, in an effort to provide incremental yields over a portfolio of government securities. Such securities include instruments with variable or floating interest rates. The fixed income portion of the Fund is not managed to a particular maturity or duration. The Fund invests in foreign, including emerging market, securities. An allocation to emerging market debt, managed by Principal Finisterre, an investment team within Principal Global Investors, boosted performance. The asset class benefitted from disinflationary trends, improving economic conditions in several regions, and a favorable global interest rate environment. Principal Finisterre outperformed by investing in key markets such as Venezuela, Argentina, Ecuador, Egypt, and Mexico, while an underweight to China further contributed to returns. Preferred securities, managed by Spectrum Asset Management, were another key contributor. Manager selection within investment-grade corporates also boosted results as PineBridge was rewarded for overweights to and strong security selection within financials. Polen Capital, LLC, within our high-yield allocation, was the largest detractor over the year. Polen underperformed the broad high yield market, largely due to poor security selection, particularly within restructured equities. Similarly, although positive from an absolute perspective, allocations to floating rate debt and private credit detracted as their lower duration profile lagged in the interest rate rally.

How did the Fund perform over the last 10 years?

	R-6 shares at net asset value $14,055	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	10,000	10,000
11/14	9,971	10,071
12/14	9,851	10,080
1/15	9,907	10,292
2/15	10,040	10,195
3/15	10,024	10,242
4/15	10,173	10,206
5/15	10,164	10,181
6/15	9,984	10,070
7/15	10,018	10,140
8/15	9,793	10,125
9/15	9,632	10,194
10/15	9,878	10,196
11/15	9,796	10,169
12/15	9,628	10,136
1/16	9,476	10,275
2/16	9,517	10,348
3/16	9,849	10,443
4/16	10,011	10,483
5/16	10,031	10,486
6/16	10,225	10,674
7/16	10,419	10,742
8/16	10,508	10,730
9/16	10,582	10,723
10/16	10,548	10,641
11/16	10,390	10,390
12/16	10,552	10,404
1/17	10,738	10,425
2/17	10,908	10,495
3/17	10,913	10,489
4/17	11,037	10,570
5/17	11,121	10,651
6/17	11,141	10,641
7/17	11,305	10,687
8/17	11,405	10,782
9/17	11,444	10,731
10/17	11,490	10,737
11/17	11,549	10,723
12/17	11,634	10,773
1/18	11,800	10,649
2/18	11,480	10,548
3/18	11,531	10,615
4/18	11,533	10,536
5/18	11,452	10,611
6/18	11,361	10,598
7/18	11,557	10,601
8/18	11,415	10,669
9/18	11,493	10,600
10/18	11,230	10,517
11/18	11,232	10,579
12/18	11,002	10,774
1/19	11,496	10,888
2/19	11,596	10,882
3/19	11,717	11,091
4/19	11,866	11,094
5/19	11,769	11,291
6/19	12,043	11,432
7/19	12,109	11,458
8/19	12,094	11,755
9/19	12,205	11,692
10/19	12,289	11,727
11/19	12,293	11,721
12/19	12,520	11,713
1/20	12,606	11,938
2/20	12,316	12,153
3/20	10,395	12,082
4/20	10,601	12,297
5/20	10,934	12,354
6/20	11,174	12,432
7/20	11,574	12,617
8/20	11,786	12,515
9/20	11,754	12,509
10/20	11,834	12,453
11/20	12,432	12,575
12/20	12,756	12,592
1/21	12,737	12,502
2/21	12,832	12,321
3/21	13,023	12,168
4/21	13,293	12,264
5/21	13,447	12,304
6/21	13,465	12,390
7/21	13,592	12,529
8/21	13,757	12,505
9/21	13,498	12,397
10/21	13,674	12,393
11/21	13,531	12,430
12/21	13,862	12,398
1/22	13,525	12,131
2/22	13,288	11,996
3/22	13,252	11,662
4/22	12,865	11,220
5/22	12,782	11,292
6/22	12,277	11,115
7/22	12,633	11,387
8/22	12,474	11,065
9/22	11,964	10,587
10/22	11,990	10,450
11/22	12,348	10,834
12/22	12,310	10,785
1/23	12,735	11,117
2/23	12,548	10,829
3/23	12,566	11,104
4/23	12,668	11,172
5/23	12,546	11,050
6/23	12,694	11,011
7/23	12,815	11,003
8/23	12,742	10,933
9/23	12,547	10,655
10/23	12,394	10,487
11/23	12,939	10,962
12/23	13,372	11,381
1/24	13,428	11,350
2/24	13,381	11,190
3/24	13,549	11,293
4/24	13,388	11,008
5/24	13,560	11,194
6/24	13,639	11,300
7/24	13,871	11,564
8/24	14,045	11,731
9/24	14,244	11,888
10/24	14,055	11,593

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	13.40%	2.72%	3.46%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is December 15, 2008.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,607,340
  Total Number of Portfolio Holdings3,363
  Portfolio Turnover Rate 86.3%
  Total Advisory Fees Paid (amount in thousands)$17,604

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	71.15%
Senior Floating Rate Interests	10.07%
U.S. Government & Government Agency Obligations	9.45%
Investment Companies	9.00%
Common Stocks	2.04%
Preferred Stocks	1.08%
Repurchase Agreements	0.19%
Purchased Credit Default Swaptions	0.00%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	(2.98)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Sector Allocation

Sector	Percent of Net Assets
Financial	22.34%
Consumer, Non-cyclical	10.79%
Mortgage Securities	9.83%
Industrial	7.69%
Basic Materials	7.55%
Communications	6.97%
Consumer, Cyclical	6.14%
Money Market Funds	5.97%
Energy	5.34%
Government	5.29%
Technology	4.72%
Utilities	3.67%
Asset Backed Securities	3.64%
Closed-End Funds	2.21%
Exchange-Traded Funds	0.82%
Diversified	0.01%
Purchased Credit Default Swaptions	0.00%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	(2.98)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV835ARR6-0

Class A

PRWLX

Diversified International Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Diversified International Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$131	1.18%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests primarily in foreign equity securities. It has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Fund typically invests in foreign securities of at least 20 countries. The Fund invests in equity securities regardless of market capitalization size (small, medium or large) and style (growth or value). Strong stock selection was witnessed in the United Kingdom and the materials and financials sectors. CRH, a building materials company, moved higher on rising infrastructure spending. 3i Group, a UK private equity firm, benefited from growth in their discount retailer Action. NatWest Group, a UK bank, outperformed from better-than-expected net interest income over the year. On the other hand, negative attribution was seen in Mexico and the industrials and information technology sectors. Toyota Industries, a Japanese capital goods and auto parts company, underperformed after a slowdown in automobile sales. Samsung Electronics, a Korean conglomerate with a focus on memory chips, moved lower on weaker than expected memory sales. Wal-Mart de Mexico, a Mexican retail chain operator, traded down as increasing labor costs impacted margins.

How did the Fund perform over the last 10 years?

	Class A shares with maximum sales charge $15,023	MSCI ACWI Ex USA Index NTR $15,973
10/14	9,447	10,000
11/14	9,455	10,072
12/14	9,133	9,709
1/15	9,157	9,695
2/15	9,668	10,213
3/15	9,508	10,048
4/15	9,875	10,556
5/15	9,836	10,391
6/15	9,620	10,101
7/15	9,644	10,073
8/15	9,037	9,303
9/15	8,750	8,872
10/15	9,221	9,532
11/15	9,197	9,335
12/15	9,060	9,160
1/16	8,593	8,536
2/16	8,359	8,439
3/16	8,915	9,125
4/16	9,044	9,365
5/16	9,060	9,207
6/16	8,802	9,066
7/16	9,181	9,515
8/16	9,229	9,575
9/16	9,374	9,693
10/16	9,149	9,554
11/16	8,923	9,333
12/16	9,026	9,571
1/17	9,442	9,910
2/17	9,474	10,068
3/17	9,776	10,324
4/17	10,061	10,545
5/17	10,355	10,887
6/17	10,412	10,920
7/17	10,836	11,323
8/17	10,983	11,382
9/17	11,227	11,594
10/17	11,382	11,812
11/17	11,374	11,908
12/17	11,560	12,174
1/18	12,230	12,852
2/18	11,593	12,246
3/18	11,453	12,030
4/18	11,593	12,222
5/18	11,412	11,940
6/18	11,098	11,715
7/18	11,395	11,995
8/18	11,230	11,745
9/18	11,189	11,798
10/18	10,131	10,838
11/18	10,056	10,941
12/18	9,519	10,446
1/19	10,260	11,235
2/19	10,392	11,455
3/19	10,542	11,523
4/19	10,841	11,827
5/19	10,330	11,192
6/19	10,903	11,866
7/19	10,692	11,723
8/19	10,480	11,361
9/19	10,700	11,653
10/19	11,035	12,060
11/19	11,176	12,166
12/19	11,647	12,693
1/20	11,476	12,352
2/20	10,821	11,375
3/20	9,072	9,728
4/20	9,807	10,466
5/20	10,211	10,808
6/20	10,651	11,297
7/20	11,243	11,800
8/20	11,683	12,305
9/20	11,629	12,003
10/20	11,432	11,745
11/20	12,751	13,325
12/20	13,626	14,045
1/21	13,463	14,075
2/21	13,779	14,354
3/21	14,060	14,535
4/21	14,475	14,963
5/21	14,855	15,431
6/21	14,683	15,331
7/21	14,611	15,079
8/21	14,918	15,365
9/21	14,286	14,873
10/21	14,765	15,228
11/21	14,186	14,543
12/21	14,874	15,144
1/22	14,144	14,586
2/22	13,589	14,297
3/22	13,476	14,320
4/22	12,540	13,421
5/22	12,581	13,517
6/22	11,471	12,354
7/22	12,139	12,777
8/22	11,523	12,366
9/22	10,567	11,130
10/22	11,070	11,463
11/22	12,324	12,816
12/22	11,883	12,720
1/23	12,835	13,752
2/23	12,421	13,269
3/23	12,825	13,594
4/23	13,042	13,830
5/23	12,794	13,327
6/23	13,342	13,925
7/23	13,600	14,491
8/23	13,135	13,836
9/23	12,618	13,400
10/23	12,276	12,847
11/23	13,290	14,003
12/23	13,924	14,707
1/24	13,850	14,561
2/24	14,389	14,929
3/24	14,981	15,396
4/24	14,632	15,119
5/24	15,266	15,558
6/24	14,970	15,544
7/24	15,319	15,903
8/24	15,678	16,356
9/24	15,826	16,797
10/24	15,023	15,973

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	22.37%	6.36%	4.75%
Class A Shares Including Sales Charge	15.65%	5.17%	4.15%
MSCI ACWI Ex USA Index NTR	24.33%	5.78%	4.79%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$6,764,887
  Total Number of Portfolio Holdings111
  Portfolio Turnover Rate 35.0%
  Total Advisory Fees Paid (amount in thousands)$40,406

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.41%
Investment Companies	2.58%
Other Assets and Liabilities	0.01%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United Kingdom	15.80%
Japan	11.15%
France	10.94%
Canada	9.31%
China	7.18%
United States	6.93%
Germany	5.26%
Netherlands	3.90%
Taiwan	3.71%
Hong Kong	2.87%
Korea, Republic Of	2.07%
Denmark	2.05%
Ireland	2.02%
India	1.99%
Italy	1.85%
Spain	1.77%
Indonesia	1.57%
Sweden	1.52%
Switzerland	1.38%
Singapore	1.12%
Other CountriesFootnote Reference*	5.60%
Other Assets and Liabilities	0.01%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes countries other than the top twenty

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV831ARA-0

Class J

PIIJX

Diversified International Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Diversified International Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$117	1.05%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests primarily in foreign equity securities. It has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Fund typically invests in foreign securities of at least 20 countries. The Fund invests in equity securities regardless of market capitalization size (small, medium or large) and style (growth or value). Strong stock selection was witnessed in the United Kingdom and the materials and financials sectors. CRH, a building materials company, moved higher on rising infrastructure spending. 3i Group, a UK private equity firm, benefited from growth in their discount retailer Action. NatWest Group, a UK bank, outperformed from better-than-expected net interest income over the year. On the other hand, negative attribution was seen in Mexico and the industrials and information technology sectors. Toyota Industries, a Japanese capital goods and auto parts company, underperformed after a slowdown in automobile sales. Samsung Electronics, a Korean conglomerate with a focus on memory chips, moved lower on weaker than expected memory sales. Wal-Mart de Mexico, a Mexican retail chain operator, traded down as increasing labor costs impacted margins.

How did the Fund perform over the last 10 years?

	Class J shares with maximum sales charge $16,123	MSCI ACWI Ex USA Index NTR $15,973
10/14	10,000	10,000
11/14	10,008	10,072
12/14	9,671	9,709
1/15	9,697	9,695
2/15	10,235	10,213
3/15	10,064	10,048
4/15	10,458	10,556
5/15	10,423	10,391
6/15	10,193	10,101
7/15	10,218	10,073
8/15	9,568	9,303
9/15	9,269	8,872
10/15	9,774	9,532
11/15	9,748	9,335
12/15	9,597	9,160
1/16	9,112	8,536
2/16	8,862	8,439
3/16	9,458	9,125
4/16	9,597	9,365
5/16	9,605	9,207
6/16	9,346	9,066
7/16	9,744	9,515
8/16	9,795	9,575
9/16	9,951	9,693
10/16	9,709	9,554
11/16	9,476	9,333
12/16	9,588	9,571
1/17	10,035	9,910
2/17	10,070	10,068
3/17	10,386	10,324
4/17	10,693	10,545
5/17	11,008	10,887
6/17	11,070	10,920
7/17	11,516	11,323
8/17	11,674	11,382
9/17	11,946	11,594
10/17	12,112	11,812
11/17	12,104	11,908
12/17	12,298	12,174
1/18	13,019	12,852
2/18	12,342	12,246
3/18	12,191	12,030
4/18	12,342	12,222
5/18	12,147	11,940
6/18	11,817	11,715
7/18	12,138	11,995
8/18	11,960	11,745
9/18	11,915	11,798
10/18	10,794	10,838
11/18	10,714	10,941
12/18	10,142	10,446
1/19	10,922	11,235
2/19	11,074	11,455
3/19	11,236	11,523
4/19	11,550	11,827
5/19	11,007	11,192
6/19	11,616	11,866
7/19	11,398	11,723
8/19	11,179	11,361
9/19	11,407	11,653
10/19	11,769	12,060
11/19	11,911	12,166
12/19	12,423	12,693
1/20	12,239	12,352
2/20	11,541	11,375
3/20	9,669	9,728
4/20	10,464	10,466
5/20	10,891	10,808
6/20	11,366	11,297
7/20	11,997	11,800
8/20	12,472	12,305
9/20	12,414	12,003
10/20	12,200	11,745
11/20	13,616	13,325
12/20	14,538	14,045
1/21	14,372	14,075
2/21	14,714	14,354
3/21	15,008	14,535
4/21	15,458	14,963
5/21	15,869	15,431
6/21	15,683	15,331
7/21	15,604	15,079
8/21	15,937	15,365
9/21	15,262	14,873
10/21	15,781	15,228
11/21	15,154	14,543
12/21	15,896	15,144
1/22	15,116	14,586
2/22	14,524	14,297
3/22	14,402	14,320
4/22	13,409	13,421
5/22	13,453	13,517
6/22	12,271	12,354
7/22	12,985	12,777
8/22	12,327	12,366
9/22	11,300	11,130
10/22	11,847	11,463
11/22	13,186	12,816
12/22	12,713	12,720
1/23	13,736	13,752
2/23	13,297	13,269
3/23	13,736	13,594
4/23	13,960	13,830
5/23	13,691	13,327
6/23	14,275	13,925
7/23	14,567	14,491
8/23	14,062	13,836
9/23	13,511	13,400
10/23	13,151	12,847
11/23	14,230	14,003
12/23	14,916	14,707
1/24	14,835	14,561
2/24	15,422	14,929
3/24	16,054	15,396
4/24	15,686	15,119
5/24	16,365	15,558
6/24	16,054	15,544
7/24	16,422	15,903
8/24	16,813	16,356
9/24	16,974	16,797
10/24	16,123	15,973

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	22.60%	6.50%	4.89%
Class J Shares Including Sales Charge	21.60%	6.50%	4.89%
MSCI ACWI Ex USA Index NTR	24.33%	5.78%	4.79%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$6,764,887
  Total Number of Portfolio Holdings111
  Portfolio Turnover Rate 35.0%
  Total Advisory Fees Paid (amount in thousands)$40,406

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.41%
Investment Companies	2.58%
Other Assets and Liabilities	0.01%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United Kingdom	15.80%
Japan	11.15%
France	10.94%
Canada	9.31%
China	7.18%
United States	6.93%
Germany	5.26%
Netherlands	3.90%
Taiwan	3.71%
Hong Kong	2.87%
Korea, Republic Of	2.07%
Denmark	2.05%
Ireland	2.02%
India	1.99%
Italy	1.85%
Spain	1.77%
Indonesia	1.57%
Sweden	1.52%
Switzerland	1.38%
Singapore	1.12%
Other CountriesFootnote Reference*	5.60%
Other Assets and Liabilities	0.01%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes countries other than the top twenty

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV831ARJ-0

Institutional

PIIIX

Diversified International Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Diversified International Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$96	0.86%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests primarily in foreign equity securities. It has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Fund typically invests in foreign securities of at least 20 countries. The Fund invests in equity securities regardless of market capitalization size (small, medium or large) and style (growth or value). Strong stock selection was witnessed in the United Kingdom and the materials and financials sectors. CRH, a building materials company, moved higher on rising infrastructure spending. 3i Group, a UK private equity firm, benefited from growth in their discount retailer Action. NatWest Group, a UK bank, outperformed from better-than-expected net interest income over the year. On the other hand, negative attribution was seen in Mexico and the industrials and information technology sectors. Toyota Industries, a Japanese capital goods and auto parts company, underperformed after a slowdown in automobile sales. Samsung Electronics, a Korean conglomerate with a focus on memory chips, moved lower on weaker than expected memory sales. Wal-Mart de Mexico, a Mexican retail chain operator, traded down as increasing labor costs impacted margins.

How did the Fund perform over the last 10 years?

	Institutional shares at net asset value $16,585	MSCI ACWI Ex USA Index NTR $15,973
10/14	10,000	10,000
11/14	10,008	10,072
12/14	9,674	9,709
1/15	9,699	9,695
2/15	10,244	10,213
3/15	10,082	10,048
4/15	10,473	10,556
5/15	10,439	10,391
6/15	10,218	10,101
7/15	10,244	10,073
8/15	9,597	9,303
9/15	9,308	8,872
10/15	9,810	9,532
11/15	9,784	9,335
12/15	9,639	9,160
1/16	9,155	8,536
2/16	8,905	8,439
3/16	9,500	9,125
4/16	9,647	9,365
5/16	9,665	9,207
6/16	9,397	9,066
7/16	9,803	9,515
8/16	9,863	9,575
9/16	10,019	9,693
10/16	9,777	9,554
11/16	9,544	9,333
12/16	9,663	9,571
1/17	10,111	9,910
2/17	10,147	10,068
3/17	10,472	10,324
4/17	10,788	10,545
5/17	11,104	10,887
6/17	11,174	10,920
7/17	11,623	11,323
8/17	11,789	11,382
9/17	12,062	11,594
10/17	12,237	11,812
11/17	12,229	11,908
12/17	12,434	12,174
1/18	13,158	12,852
2/18	12,478	12,246
3/18	12,335	12,030
4/18	12,487	12,222
5/18	12,291	11,940
6/18	11,960	11,715
7/18	12,291	11,995
8/18	12,112	11,745
9/18	12,076	11,798
10/18	10,940	10,838
11/18	10,868	10,941
12/18	10,282	10,446
1/19	11,088	11,235
2/19	11,241	11,455
3/19	11,405	11,523
4/19	11,731	11,827
5/19	11,184	11,192
6/19	11,808	11,866
7/19	11,587	11,723
8/19	11,357	11,361
9/19	11,597	11,653
10/19	11,971	12,060
11/19	12,115	12,166
12/19	12,639	12,693
1/20	12,462	12,352
2/20	11,746	11,375
3/20	9,852	9,728
4/20	10,657	10,466
5/20	11,098	10,808
6/20	11,579	11,297
7/20	12,217	11,800
8/20	12,708	12,305
9/20	12,649	12,003
10/20	12,433	11,745
11/20	13,875	13,325
12/20	14,827	14,045
1/21	14,659	14,075
2/21	15,016	14,354
3/21	15,313	14,535
4/21	15,779	14,963
5/21	16,196	15,431
6/21	16,008	15,331
7/21	15,938	15,079
8/21	16,275	15,365
9/21	15,591	14,873
10/21	16,117	15,228
11/21	15,492	14,543
12/21	16,246	15,144
1/22	15,454	14,586
2/22	14,842	14,297
3/22	14,729	14,320
4/22	13,710	13,421
5/22	13,767	13,517
6/22	12,555	12,354
7/22	13,280	12,777
8/22	12,612	12,366
9/22	11,570	11,130
10/22	12,125	11,463
11/22	13,506	12,816
12/22	13,027	12,720
1/23	14,079	13,752
2/23	13,621	13,269
3/23	14,079	13,594
4/23	14,319	13,830
5/23	14,045	13,327
6/23	14,651	13,925
7/23	14,948	14,491
8/23	14,433	13,836
9/23	13,873	13,400
10/23	13,507	12,847
11/23	14,616	14,003
12/23	15,330	14,707
1/24	15,248	14,561
2/24	15,846	14,929
3/24	16,503	15,396
4/24	16,128	15,119
5/24	16,832	15,558
6/24	16,515	15,544
7/24	16,902	15,903
8/24	17,301	16,356
9/24	17,465	16,797
10/24	16,585	15,973

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	22.79%	6.74%	5.19%
MSCI ACWI Ex USA Index NTR	24.33%	5.78%	4.79%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$6,764,887
  Total Number of Portfolio Holdings111
  Portfolio Turnover Rate 35.0%
  Total Advisory Fees Paid (amount in thousands)$40,406

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.41%
Investment Companies	2.58%
Other Assets and Liabilities	0.01%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United Kingdom	15.80%
Japan	11.15%
France	10.94%
Canada	9.31%
China	7.18%
United States	6.93%
Germany	5.26%
Netherlands	3.90%
Taiwan	3.71%
Hong Kong	2.87%
Korea, Republic Of	2.07%
Denmark	2.05%
Ireland	2.02%
India	1.99%
Italy	1.85%
Spain	1.77%
Indonesia	1.57%
Sweden	1.52%
Switzerland	1.38%
Singapore	1.12%
Other CountriesFootnote Reference*	5.60%
Other Assets and Liabilities	0.01%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes countries other than the top twenty

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV831ARI-0

R-1

PDVIX

Diversified International Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Diversified International Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$181	1.63%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests primarily in foreign equity securities. It has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Fund typically invests in foreign securities of at least 20 countries. The Fund invests in equity securities regardless of market capitalization size (small, medium or large) and style (growth or value). Strong stock selection was witnessed in the United Kingdom and the materials and financials sectors. CRH, a building materials company, moved higher on rising infrastructure spending. 3i Group, a UK private equity firm, benefited from growth in their discount retailer Action. NatWest Group, a UK bank, outperformed from better-than-expected net interest income over the year. On the other hand, negative attribution was seen in Mexico and the industrials and information technology sectors. Toyota Industries, a Japanese capital goods and auto parts company, underperformed after a slowdown in automobile sales. Samsung Electronics, a Korean conglomerate with a focus on memory chips, moved lower on weaker than expected memory sales. Wal-Mart de Mexico, a Mexican retail chain operator, traded down as increasing labor costs impacted margins.

How did the Fund perform over the last 10 years?

	R-1 shares at net asset value $15,279	MSCI ACWI Ex USA Index NTR $15,973
10/14	10,000	10,000
11/14	10,000	10,072
12/14	9,661	9,709
1/15	9,678	9,695
2/15	10,211	10,213
3/15	10,042	10,048
4/15	10,432	10,556
5/15	10,381	10,391
6/15	10,152	10,101
7/15	10,178	10,073
8/15	9,526	9,303
9/15	9,229	8,872
10/15	9,720	9,532
11/15	9,687	9,335
12/15	9,544	9,160
1/16	9,050	8,536
2/16	8,803	8,439
3/16	9,382	9,125
4/16	9,518	9,365
5/16	9,527	9,207
6/16	9,263	9,066
7/16	9,646	9,515
8/16	9,706	9,575
9/16	9,842	9,693
10/16	9,604	9,554
11/16	9,365	9,333
12/16	9,476	9,571
1/17	9,914	9,910
2/17	9,940	10,068
3/17	10,248	10,324
4/17	10,548	10,545
5/17	10,849	10,887
6/17	10,909	10,920
7/17	11,346	11,323
8/17	11,500	11,382
9/17	11,758	11,594
10/17	11,912	11,812
11/17	11,895	11,908
12/17	12,094	12,174
1/18	12,786	12,852
2/18	12,120	12,246
3/18	11,964	12,030
4/18	12,111	12,222
5/18	11,912	11,940
6/18	11,574	11,715
7/18	11,886	11,995
8/18	11,713	11,745
9/18	11,661	11,798
10/18	10,561	10,838
11/18	10,483	10,941
12/18	9,914	10,446
1/19	10,677	11,235
2/19	10,815	11,455
3/19	10,971	11,523
4/19	11,275	11,827
5/19	10,741	11,192
6/19	11,330	11,866
7/19	11,109	11,723
8/19	10,888	11,361
9/19	11,109	11,653
10/19	11,459	12,060
11/19	11,597	12,166
12/19	12,086	12,693
1/20	11,909	12,352
2/20	11,211	11,375
3/20	9,403	9,728
4/20	10,167	10,466
5/20	10,577	10,808
6/20	11,033	11,297
7/20	11,639	11,800
8/20	12,096	12,305
9/20	12,031	12,003
10/20	11,816	11,745
11/20	13,177	13,325
12/20	14,079	14,045
1/21	13,901	14,075
2/21	14,228	14,354
3/21	14,509	14,535
4/21	14,930	14,963
5/21	15,323	15,431
6/21	15,136	15,331
7/21	15,052	15,079
8/21	15,370	15,365
9/21	14,715	14,873
10/21	15,201	15,228
11/21	14,593	14,543
12/21	15,291	15,144
1/22	14,539	14,586
2/22	13,957	14,297
3/22	13,840	14,320
4/22	12,877	13,421
5/22	12,919	13,517
6/22	11,775	12,354
7/22	12,453	12,777
8/22	11,818	12,366
9/22	10,833	11,130
10/22	11,352	11,463
11/22	12,633	12,816
12/22	12,167	12,720
1/23	13,142	13,752
2/23	12,718	13,269
3/23	13,132	13,594
4/23	13,344	13,830
5/23	13,079	13,327
6/23	13,630	13,925
7/23	13,896	14,491
8/23	13,418	13,836
9/23	12,888	13,400
10/23	12,538	12,847
11/23	13,567	14,003
12/23	14,211	14,707
1/24	14,125	14,561
2/24	14,675	14,929
3/24	15,269	15,396
4/24	14,913	15,119
5/24	15,549	15,558
6/24	15,247	15,544
7/24	15,592	15,903
8/24	15,948	16,356
9/24	16,089	16,797
10/24	15,279	15,973

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-1 Shares	21.87%	5.92%	4.33%
MSCI ACWI Ex USA Index NTR	24.33%	5.78%	4.79%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$6,764,887
  Total Number of Portfolio Holdings111
  Portfolio Turnover Rate 35.0%
  Total Advisory Fees Paid (amount in thousands)$40,406

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.41%
Investment Companies	2.58%
Other Assets and Liabilities	0.01%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United Kingdom	15.80%
Japan	11.15%
France	10.94%
Canada	9.31%
China	7.18%
United States	6.93%
Germany	5.26%
Netherlands	3.90%
Taiwan	3.71%
Hong Kong	2.87%
Korea, Republic Of	2.07%
Denmark	2.05%
Ireland	2.02%
India	1.99%
Italy	1.85%
Spain	1.77%
Indonesia	1.57%
Sweden	1.52%
Switzerland	1.38%
Singapore	1.12%
Other CountriesFootnote Reference*	5.60%
Other Assets and Liabilities	0.01%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes countries other than the top twenty

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV831ARR1-0

R-3

PINRX

Diversified International Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Diversified International Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$147	1.32%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests primarily in foreign equity securities. It has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Fund typically invests in foreign securities of at least 20 countries. The Fund invests in equity securities regardless of market capitalization size (small, medium or large) and style (growth or value). Strong stock selection was witnessed in the United Kingdom and the materials and financials sectors. CRH, a building materials company, moved higher on rising infrastructure spending. 3i Group, a UK private equity firm, benefited from growth in their discount retailer Action. NatWest Group, a UK bank, outperformed from better-than-expected net interest income over the year. On the other hand, negative attribution was seen in Mexico and the industrials and information technology sectors. Toyota Industries, a Japanese capital goods and auto parts company, underperformed after a slowdown in automobile sales. Samsung Electronics, a Korean conglomerate with a focus on memory chips, moved lower on weaker than expected memory sales. Wal-Mart de Mexico, a Mexican retail chain operator, traded down as increasing labor costs impacted margins.

How did the Fund perform over the last 10 years?

	R-3 shares at net asset value $15,758	MSCI ACWI Ex USA Index NTR $15,973
10/14	10,000	10,000
11/14	10,000	10,072
12/14	9,661	9,709
1/15	9,687	9,695
2/15	10,230	10,213
3/15	10,060	10,048
4/15	10,451	10,556
5/15	10,408	10,391
6/15	10,179	10,101
7/15	10,204	10,073
8/15	9,551	9,303
9/15	9,254	8,872
10/15	9,746	9,532
11/15	9,729	9,335
12/15	9,574	9,160
1/16	9,095	8,536
2/16	8,838	8,439
3/16	9,429	9,125
4/16	9,566	9,365
5/16	9,574	9,207
6/16	9,309	9,066
7/16	9,703	9,515
8/16	9,763	9,575
9/16	9,908	9,693
10/16	9,669	9,554
11/16	9,429	9,333
12/16	9,545	9,571
1/17	9,986	9,910
2/17	10,012	10,068
3/17	10,333	10,324
4/17	10,635	10,545
5/17	10,938	10,887
6/17	11,008	10,920
7/17	11,449	11,323
8/17	11,605	11,382
9/17	11,864	11,594
10/17	12,029	11,812
11/17	12,020	11,908
12/17	12,213	12,174
1/18	12,923	12,852
2/18	12,248	12,246
3/18	12,099	12,030
4/18	12,248	12,222
5/18	12,047	11,940
6/18	11,714	11,715
7/18	12,029	11,995
8/18	11,854	11,745
9/18	11,810	11,798
10/18	10,697	10,838
11/18	10,619	10,941
12/18	10,043	10,446
1/19	10,826	11,235
2/19	10,966	11,455
3/19	11,125	11,523
4/19	11,433	11,827
5/19	10,901	11,192
6/19	11,507	11,866
7/19	11,283	11,723
8/19	11,060	11,361
9/19	11,283	11,653
10/19	11,647	12,060
11/19	11,787	12,166
12/19	12,278	12,693
1/20	12,107	12,352
2/20	11,406	11,375
3/20	9,557	9,728
4/20	10,344	10,466
5/20	10,771	10,808
6/20	11,226	11,297
7/20	11,851	11,800
8/20	12,316	12,305
9/20	12,259	12,003
10/20	12,041	11,745
11/20	13,435	13,325
12/20	14,353	14,045
1/21	14,182	14,075
2/21	14,516	14,354
3/21	14,802	14,535
4/21	15,241	14,963
5/21	15,642	15,431
6/21	15,461	15,331
7/21	15,375	15,079
8/21	15,699	15,365
9/21	15,031	14,873
10/21	15,537	15,228
11/21	14,926	14,543
12/21	15,649	15,144
1/22	14,880	14,586
2/22	14,284	14,297
3/22	14,175	14,320
4/22	13,178	13,421
5/22	13,232	13,517
6/22	12,062	12,354
7/22	12,756	12,777
8/22	12,105	12,366
9/22	11,108	11,130
10/22	11,639	11,463
11/22	12,951	12,816
12/22	12,479	12,720
1/23	13,491	13,752
2/23	13,045	13,269
3/23	13,480	13,594
4/23	13,698	13,830
5/23	13,437	13,327
6/23	14,003	13,925
7/23	14,286	14,491
8/23	13,796	13,836
9/23	13,252	13,400
10/23	12,892	12,847
11/23	13,949	14,003
12/23	14,624	14,707
1/24	14,535	14,561
2/24	15,113	14,929
3/24	15,724	15,396
4/24	15,357	15,119
5/24	16,025	15,558
6/24	15,713	15,544
7/24	16,069	15,903
8/24	16,447	16,356
9/24	16,592	16,797
10/24	15,758	15,973

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-3 Shares	22.23%	6.23%	4.65%
MSCI ACWI Ex USA Index NTR	24.33%	5.78%	4.79%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$6,764,887
  Total Number of Portfolio Holdings111
  Portfolio Turnover Rate 35.0%
  Total Advisory Fees Paid (amount in thousands)$40,406

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.41%
Investment Companies	2.58%
Other Assets and Liabilities	0.01%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United Kingdom	15.80%
Japan	11.15%
France	10.94%
Canada	9.31%
China	7.18%
United States	6.93%
Germany	5.26%
Netherlands	3.90%
Taiwan	3.71%
Hong Kong	2.87%
Korea, Republic Of	2.07%
Denmark	2.05%
Ireland	2.02%
India	1.99%
Italy	1.85%
Spain	1.77%
Indonesia	1.57%
Sweden	1.52%
Switzerland	1.38%
Singapore	1.12%
Other CountriesFootnote Reference*	5.60%
Other Assets and Liabilities	0.01%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes countries other than the top twenty

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV831ARR3-0

R-4

PINLX

Diversified International Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Diversified International Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$126	1.13%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests primarily in foreign equity securities. It has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Fund typically invests in foreign securities of at least 20 countries. The Fund invests in equity securities regardless of market capitalization size (small, medium or large) and style (growth or value). Strong stock selection was witnessed in the United Kingdom and the materials and financials sectors. CRH, a building materials company, moved higher on rising infrastructure spending. 3i Group, a UK private equity firm, benefited from growth in their discount retailer Action. NatWest Group, a UK bank, outperformed from better-than-expected net interest income over the year. On the other hand, negative attribution was seen in Mexico and the industrials and information technology sectors. Toyota Industries, a Japanese capital goods and auto parts company, underperformed after a slowdown in automobile sales. Samsung Electronics, a Korean conglomerate with a focus on memory chips, moved lower on weaker than expected memory sales. Wal-Mart de Mexico, a Mexican retail chain operator, traded down as increasing labor costs impacted margins.

How did the Fund perform over the last 10 years?

	R-4 shares at net asset value $16,064	MSCI ACWI Ex USA Index NTR $15,973
10/14	10,000	10,000
11/14	10,000	10,072
12/14	9,670	9,709
1/15	9,695	9,695
2/15	10,231	10,213
3/15	10,064	10,048
4/15	10,458	10,556
5/15	10,416	10,391
6/15	10,189	10,101
7/15	10,215	10,073
8/15	9,569	9,303
9/15	9,268	8,872
10/15	9,770	9,532
11/15	9,745	9,335
12/15	9,596	9,160
1/16	9,114	8,536
2/16	8,860	8,439
3/16	9,453	9,125
4/16	9,588	9,365
5/16	9,605	9,207
6/16	9,342	9,066
7/16	9,732	9,515
8/16	9,791	9,575
9/16	9,944	9,693
10/16	9,707	9,554
11/16	9,461	9,333
12/16	9,584	9,571
1/17	10,022	9,910
2/17	10,056	10,068
3/17	10,373	10,324
4/17	10,682	10,545
5/17	10,991	10,887
6/17	11,060	10,920
7/17	11,506	11,323
8/17	11,660	11,382
9/17	11,926	11,594
10/17	12,098	11,812
11/17	12,089	11,908
12/17	12,289	12,174
1/18	12,994	12,852
2/18	12,324	12,246
3/18	12,176	12,030
4/18	12,324	12,222
5/18	12,124	11,940
6/18	11,793	11,715
7/18	12,115	11,995
8/18	11,941	11,745
9/18	11,897	11,798
10/18	10,775	10,838
11/18	10,696	10,941
12/18	10,120	10,446
1/19	10,909	11,235
2/19	11,058	11,455
3/19	11,225	11,523
4/19	11,531	11,827
5/19	10,993	11,192
6/19	11,606	11,866
7/19	11,383	11,723
8/19	11,160	11,361
9/19	11,392	11,653
10/19	11,754	12,060
11/19	11,893	12,166
12/19	12,400	12,693
1/20	12,230	12,352
2/20	11,521	11,375
3/20	9,657	9,728
4/20	10,452	10,466
5/20	10,887	10,808
6/20	11,350	11,297
7/20	11,975	11,800
8/20	12,457	12,305
9/20	12,391	12,003
10/20	12,183	11,745
11/20	13,592	13,325
12/20	14,522	14,045
1/21	14,350	14,075
2/21	14,693	14,354
3/21	14,979	14,535
4/21	15,427	14,963
5/21	15,837	15,431
6/21	15,656	15,331
7/21	15,580	15,079
8/21	15,904	15,365
9/21	15,237	14,873
10/21	15,742	15,228
11/21	15,122	14,543
12/21	15,863	15,144
1/22	15,084	14,586
2/22	14,490	14,297
3/22	14,371	14,320
4/22	13,376	13,421
5/22	13,419	13,517
6/22	12,240	12,354
7/22	12,943	12,777
8/22	12,295	12,366
9/22	11,278	11,130
10/22	11,819	11,463
11/22	13,149	12,816
12/22	12,682	12,720
1/23	13,705	13,752
2/23	13,259	13,269
3/23	13,695	13,594
4/23	13,923	13,830
5/23	13,662	13,327
6/23	14,239	13,925
7/23	14,522	14,491
8/23	14,032	13,836
9/23	13,477	13,400
10/23	13,118	12,847
11/23	14,195	14,003
12/23	14,885	14,707
1/24	14,796	14,561
2/24	15,386	14,929
3/24	16,009	15,396
4/24	15,641	15,119
5/24	16,320	15,558
6/24	16,009	15,544
7/24	16,376	15,903
8/24	16,754	16,356
9/24	16,921	16,797
10/24	16,064	15,973

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-4 Shares	22.46%	6.45%	4.85%
MSCI ACWI Ex USA Index NTR	24.33%	5.78%	4.79%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$6,764,887
  Total Number of Portfolio Holdings111
  Portfolio Turnover Rate 35.0%
  Total Advisory Fees Paid (amount in thousands)$40,406

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.41%
Investment Companies	2.58%
Other Assets and Liabilities	0.01%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United Kingdom	15.80%
Japan	11.15%
France	10.94%
Canada	9.31%
China	7.18%
United States	6.93%
Germany	5.26%
Netherlands	3.90%
Taiwan	3.71%
Hong Kong	2.87%
Korea, Republic Of	2.07%
Denmark	2.05%
Ireland	2.02%
India	1.99%
Italy	1.85%
Spain	1.77%
Indonesia	1.57%
Sweden	1.52%
Switzerland	1.38%
Singapore	1.12%
Other CountriesFootnote Reference*	5.60%
Other Assets and Liabilities	0.01%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes countries other than the top twenty

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV831ARR4-0

R-5

PINPX

Diversified International Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Diversified International Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$112	1.01%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests primarily in foreign equity securities. It has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Fund typically invests in foreign securities of at least 20 countries. The Fund invests in equity securities regardless of market capitalization size (small, medium or large) and style (growth or value). Strong stock selection was witnessed in the United Kingdom and the materials and financials sectors. CRH, a building materials company, moved higher on rising infrastructure spending. 3i Group, a UK private equity firm, benefited from growth in their discount retailer Action. NatWest Group, a UK bank, outperformed from better-than-expected net interest income over the year. On the other hand, negative attribution was seen in Mexico and the industrials and information technology sectors. Toyota Industries, a Japanese capital goods and auto parts company, underperformed after a slowdown in automobile sales. Samsung Electronics, a Korean conglomerate with a focus on memory chips, moved lower on weaker than expected memory sales. Wal-Mart de Mexico, a Mexican retail chain operator, traded down as increasing labor costs impacted margins.

How did the Fund perform over the last 10 years?

	R-5 shares at net asset value $16,264	MSCI ACWI Ex USA Index NTR $15,973
10/14	10,000	10,000
11/14	10,008	10,072
12/14	9,674	9,709
1/15	9,700	9,695
2/15	10,238	10,213
3/15	10,069	10,048
4/15	10,464	10,556
5/15	10,422	10,391
6/15	10,196	10,101
7/15	10,229	10,073
8/15	9,582	9,303
9/15	9,279	8,872
10/15	9,784	9,532
11/15	9,758	9,335
12/15	9,613	9,160
1/16	9,128	8,536
2/16	8,873	8,439
3/16	9,469	9,125
4/16	9,605	9,365
5/16	9,630	9,207
6/16	9,358	9,066
7/16	9,758	9,515
8/16	9,818	9,575
9/16	9,971	9,693
10/16	9,732	9,554
11/16	9,494	9,333
12/16	9,613	9,571
1/17	10,062	9,910
2/17	10,096	10,068
3/17	10,407	10,324
4/17	10,726	10,545
5/17	11,037	10,887
6/17	11,097	10,920
7/17	11,546	11,323
8/17	11,710	11,382
9/17	11,977	11,594
10/17	12,141	11,812
11/17	12,133	11,908
12/17	12,335	12,174
1/18	13,053	12,852
2/18	12,379	12,246
3/18	12,230	12,030
4/18	12,379	12,222
5/18	12,186	11,940
6/18	11,853	11,715
7/18	12,177	11,995
8/18	12,002	11,745
9/18	11,958	11,798
10/18	10,837	10,838
11/18	10,758	10,941
12/18	10,177	10,446
1/19	10,973	11,235
2/19	11,123	11,455
3/19	11,282	11,523
4/19	11,601	11,827
5/19	11,058	11,192
6/19	11,676	11,866
7/19	11,451	11,723
8/19	11,226	11,361
9/19	11,460	11,653
10/19	11,835	12,060
11/19	11,975	12,166
12/19	12,485	12,693
1/20	12,313	12,352
2/20	11,596	11,375
3/20	9,724	9,728
4/20	10,527	10,466
5/20	10,966	10,808
6/20	11,434	11,297
7/20	12,065	11,800
8/20	12,552	12,305
9/20	12,485	12,003
10/20	12,275	11,745
11/20	13,698	13,325
12/20	14,632	14,045
1/21	14,459	14,075
2/21	14,806	14,354
3/21	15,104	14,535
4/21	15,557	14,963
5/21	15,972	15,431
6/21	15,789	15,331
7/21	15,712	15,079
8/21	16,039	15,365
9/21	15,365	14,873
10/21	15,885	15,228
11/21	15,259	14,543
12/21	16,006	15,144
1/22	15,216	14,586
2/22	14,624	14,297
3/22	14,504	14,320
4/22	13,495	13,421
5/22	13,550	13,517
6/22	12,366	12,354
7/22	13,078	12,777
8/22	12,410	12,366
9/22	11,390	11,130
10/22	11,938	11,463
11/22	13,287	12,816
12/22	12,810	12,720
1/23	13,849	13,752
2/23	13,396	13,269
3/23	13,838	13,594
4/23	14,081	13,830
5/23	13,805	13,327
6/23	14,402	13,925
7/23	14,689	14,491
8/23	14,192	13,836
9/23	13,639	13,400
10/23	13,263	12,847
11/23	14,358	14,003
12/23	15,054	14,707
1/24	14,975	14,561
2/24	15,563	14,929
3/24	16,208	15,396
4/24	15,835	15,119
5/24	16,524	15,558
6/24	16,196	15,544
7/24	16,581	15,903
8/24	16,966	16,356
9/24	17,124	16,797
10/24	16,264	15,973

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-5 Shares	22.63%	6.57%	4.98%
MSCI ACWI Ex USA Index NTR	24.33%	5.78%	4.79%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$6,764,887
  Total Number of Portfolio Holdings111
  Portfolio Turnover Rate 35.0%
  Total Advisory Fees Paid (amount in thousands)$40,406

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.41%
Investment Companies	2.58%
Other Assets and Liabilities	0.01%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United Kingdom	15.80%
Japan	11.15%
France	10.94%
Canada	9.31%
China	7.18%
United States	6.93%
Germany	5.26%
Netherlands	3.90%
Taiwan	3.71%
Hong Kong	2.87%
Korea, Republic Of	2.07%
Denmark	2.05%
Ireland	2.02%
India	1.99%
Italy	1.85%
Spain	1.77%
Indonesia	1.57%
Sweden	1.52%
Switzerland	1.38%
Singapore	1.12%
Other CountriesFootnote Reference*	5.60%
Other Assets and Liabilities	0.01%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes countries other than the top twenty

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV831ARR5-0

R-6

PDIFX

Diversified International Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Diversified International Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$85	0.76%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests primarily in foreign equity securities. It has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Fund typically invests in foreign securities of at least 20 countries. The Fund invests in equity securities regardless of market capitalization size (small, medium or large) and style (growth or value). Strong stock selection was witnessed in the United Kingdom and the materials and financials sectors. CRH, a building materials company, moved higher on rising infrastructure spending. 3i Group, a UK private equity firm, benefited from growth in their discount retailer Action. NatWest Group, a UK bank, outperformed from better-than-expected net interest income over the year. On the other hand, negative attribution was seen in Mexico and the industrials and information technology sectors. Toyota Industries, a Japanese capital goods and auto parts company, underperformed after a slowdown in automobile sales. Samsung Electronics, a Korean conglomerate with a focus on memory chips, moved lower on weaker than expected memory sales. Wal-Mart de Mexico, a Mexican retail chain operator, traded down as increasing labor costs impacted margins.

How did the Fund perform over the last 10 years?

	R-6 shares at net asset value $16,281	MSCI ACWI Ex USA Index NTR $15,973
10/14	10,000	10,000
11/14	10,000	10,072
12/14	9,661	9,709
1/15	9,687	9,695
2/15	10,230	10,213
3/15	10,060	10,048
4/15	10,451	10,556
5/15	10,408	10,391
6/15	10,179	10,101
7/15	10,204	10,073
8/15	9,551	9,303
9/15	9,254	8,872
10/15	9,746	9,532
11/15	9,729	9,335
12/15	9,574	9,160
1/16	9,095	8,536
2/16	8,838	8,439
3/16	9,429	9,125
4/16	9,566	9,365
5/16	9,574	9,207
6/16	9,309	9,066
7/16	9,703	9,515
8/16	9,763	9,575
9/16	9,908	9,693
10/16	9,669	9,554
11/16	9,429	9,333
12/16	9,545	9,571
1/17	9,986	9,910
2/17	10,012	10,068
3/17	10,333	10,324
4/17	10,635	10,545
5/17	10,938	10,887
6/17	11,008	10,920
7/17	11,449	11,323
8/17	11,605	11,382
9/17	11,864	11,594
10/17	12,029	11,812
11/17	12,020	11,908
12/17	12,213	12,174
1/18	12,923	12,852
2/18	12,248	12,246
3/18	12,099	12,030
4/18	12,248	12,222
5/18	12,047	11,940
6/18	11,714	11,715
7/18	12,029	11,995
8/18	11,854	11,745
9/18	11,810	11,798
10/18	10,697	10,838
11/18	10,619	10,941
12/18	10,043	10,446
1/19	10,826	11,235
2/19	10,966	11,455
3/19	11,135	11,523
4/19	11,453	11,827
5/19	10,919	11,192
6/19	11,528	11,866
7/19	11,313	11,723
8/19	11,097	11,361
9/19	11,332	11,653
10/19	11,697	12,060
11/19	11,838	12,166
12/19	12,341	12,693
1/20	12,169	12,352
2/20	11,478	11,375
3/20	9,628	9,728
4/20	10,414	10,466
5/20	10,845	10,808
6/20	11,315	11,297
7/20	11,948	11,800
8/20	12,428	12,305
9/20	12,370	12,003
10/20	12,169	11,745
11/20	13,578	13,325
12/20	14,504	14,045
1/21	14,339	14,075
2/21	14,688	14,354
3/21	14,989	14,535
4/21	15,435	14,963
5/21	15,852	15,431
6/21	15,668	15,331
7/21	15,600	15,079
8/21	15,930	15,365
9/21	15,261	14,873
10/21	15,784	15,228
11/21	15,164	14,543
12/21	15,905	15,144
1/22	15,129	14,586
2/22	14,541	14,297
3/22	14,430	14,320
4/22	13,422	13,421
5/22	13,488	13,517
6/22	12,302	12,354
7/22	13,012	12,777
8/22	12,358	12,366
9/22	11,338	11,130
10/22	11,892	11,463
11/22	13,233	12,816
12/22	12,766	12,720
1/23	13,797	13,752
2/23	13,360	13,269
3/23	13,797	13,594
4/23	14,033	13,830
5/23	13,775	13,327
6/23	14,369	13,925
7/23	14,661	14,491
8/23	14,156	13,836
9/23	13,607	13,400
10/23	13,248	12,847
11/23	14,347	14,003
12/23	15,038	14,707
1/24	14,957	14,561
2/24	15,556	14,929
3/24	16,200	15,396
4/24	15,832	15,119
5/24	16,522	15,558
6/24	16,200	15,544
7/24	16,580	15,903
8/24	16,982	16,356
9/24	17,143	16,797
10/24	16,281	15,973

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	22.89%	6.84%	4.99%
MSCI ACWI Ex USA Index NTR	24.33%	5.78%	4.79%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is December 6, 2000.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$6,764,887
  Total Number of Portfolio Holdings111
  Portfolio Turnover Rate 35.0%
  Total Advisory Fees Paid (amount in thousands)$40,406

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.41%
Investment Companies	2.58%
Other Assets and Liabilities	0.01%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United Kingdom	15.80%
Japan	11.15%
France	10.94%
Canada	9.31%
China	7.18%
United States	6.93%
Germany	5.26%
Netherlands	3.90%
Taiwan	3.71%
Hong Kong	2.87%
Korea, Republic Of	2.07%
Denmark	2.05%
Ireland	2.02%
India	1.99%
Italy	1.85%
Spain	1.77%
Indonesia	1.57%
Sweden	1.52%
Switzerland	1.38%
Singapore	1.12%
Other CountriesFootnote Reference*	5.60%
Other Assets and Liabilities	0.01%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes countries other than the top twenty

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV831ARR6-0

Class A

PQIAX

Equity Income Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Equity Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$99	0.85%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and long-term growth of income and capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities at the time of purchase. It usually invests in equity securities of companies with large and medium market capitalizations. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. KKR & Co (KKR) has raised $108 billion over the trailing one year and S&P Dow Jones Indices (S&P) announced that KKR will be added to the S&P 500 as part of its latest quarterly weighting change, prior to the opening of trading on Monday, June 24, 2024. We view the addition as supportive for the stock in both the near and long-term. Taiwan Semiconductor Manufacturing (TSM) contributed to relative results as the company raised 2024 revenue guidance. Trane Technologies (TT) aided results as the company continues to see strong demand that is diversified across data center, education, and high-tech manufacturing verticals. Becton, Dickinson and Company (BDX) detracted from relative performance as investors focused on short-term guidance in 2023 which was below current estimates, however the company remains on track to exceed 2025 operating margin targets and stepped-up its outlook for its Alaris pumps. Merck & Co. (MRK) detracted from results despite a modest beat and raise quarter, as negative attention regarding Gardasil weighed on the stock. Marathon Petroleum Corporation (MPC) detracted from relative performance as crack spreads remain weak due to excess supply.

How did the Fund perform over the last 10 years?

	Class A shares with maximum sales charge $23,074	Russell 1000 Index $33,206	Russell 1000 Value Index $23,392
10/14	9,450	10,000	10,000
11/14	9,676	10,262	10,205
12/14	9,640	10,238	10,267
1/15	9,362	9,957	9,857
2/15	9,803	10,532	10,334
3/15	9,691	10,401	10,193
4/15	9,771	10,475	10,289
5/15	9,843	10,612	10,412
6/15	9,596	10,413	10,204
7/15	9,709	10,613	10,249
8/15	9,067	9,975	9,639
9/15	8,819	9,702	9,348
10/15	9,464	10,486	10,053
11/15	9,512	10,521	10,091
12/15	9,229	10,332	9,874
1/16	8,897	9,776	9,364
2/16	8,930	9,772	9,362
3/16	9,467	10,453	10,036
4/16	9,616	10,510	10,247
5/16	9,801	10,694	10,406
6/16	9,909	10,718	10,496
7/16	10,114	11,127	10,801
8/16	10,200	11,141	10,884
9/16	10,121	11,150	10,861
10/16	9,990	10,933	10,693
11/16	10,357	11,364	11,304
12/16	10,628	11,577	11,587
1/17	10,811	11,810	11,669
2/17	11,171	12,267	12,089
3/17	11,153	12,275	11,965
4/17	11,195	12,405	11,943
5/17	11,422	12,563	11,931
6/17	11,451	12,651	12,126
7/17	11,686	12,901	12,287
8/17	11,644	12,942	12,144
9/17	11,961	13,217	12,504
10/17	12,220	13,520	12,595
11/17	12,670	13,933	12,980
12/17	12,811	14,088	13,170
1/18	13,337	14,861	13,679
2/18	12,656	14,316	13,026
3/18	12,517	13,991	12,797
4/18	12,566	14,038	12,839
5/18	12,750	14,397	12,915
6/18	12,759	14,490	12,947
7/18	13,405	14,990	13,460
8/18	13,570	15,506	13,659
9/18	13,589	15,565	13,686
10/18	12,803	14,464	12,977
11/18	13,241	14,758	13,364
12/18	12,122	13,414	12,081
1/19	12,970	14,538	13,021
2/19	13,290	15,030	13,438
3/19	13,439	15,292	13,523
4/19	14,006	15,910	14,003
5/19	13,223	14,896	13,102
6/19	14,158	15,942	14,043
7/19	14,467	16,189	14,159
8/19	14,184	15,893	13,743
9/19	14,664	16,168	14,233
10/19	14,739	16,511	14,432
11/19	15,169	17,135	14,878
12/19	15,568	17,629	15,288
1/20	15,221	17,649	14,959
2/20	13,672	16,206	13,510
3/20	11,608	14,065	11,201
4/20	12,762	15,923	12,461
5/20	13,245	16,763	12,888
6/20	13,273	17,134	12,802
7/20	14,026	18,137	13,308
8/20	14,617	19,469	13,858
9/20	14,299	18,757	13,518
10/20	14,225	18,305	13,340
11/20	15,881	20,460	15,135
12/20	16,529	21,325	15,715
1/21	16,291	21,150	15,571
2/21	17,013	21,763	16,512
3/21	17,752	22,586	17,484
4/21	18,481	23,802	18,183
5/21	18,832	23,915	18,607
6/21	18,747	24,514	18,394
7/21	19,014	25,023	18,541
8/21	19,365	25,748	18,909
9/21	18,330	24,565	18,251
10/21	19,561	26,269	19,178
11/21	19,110	25,917	18,502
12/21	20,151	26,967	19,669
1/22	19,627	25,446	19,211
2/22	18,916	24,748	18,988
3/22	19,363	25,583	19,524
4/22	18,252	23,303	18,423
5/22	18,749	23,267	18,781
6/22	17,172	21,319	17,140
7/22	18,316	23,304	18,276
8/22	17,739	22,409	17,732
9/22	16,064	20,336	16,177
10/22	17,480	21,967	17,836
11/22	18,768	23,155	18,950
12/22	17,966	21,809	18,186
1/23	19,091	23,271	19,129
2/23	18,245	22,717	18,454
3/23	17,963	23,436	18,369
4/23	18,367	23,726	18,646
5/23	17,429	23,837	17,927
6/23	18,658	25,447	19,118
7/23	19,377	26,322	19,790
8/23	18,648	25,861	19,256
9/23	17,979	24,646	18,513
10/23	17,335	24,050	17,860
11/23	18,744	26,296	19,207
12/23	19,902	27,595	20,271
1/24	19,966	27,979	20,292
2/24	20,522	29,490	21,041
3/24	21,474	30,436	22,092
4/24	20,607	29,141	21,149
5/24	21,293	30,513	21,819
6/24	21,282	31,523	21,614
7/24	22,260	31,981	22,719
8/24	23,003	32,740	23,328
9/24	23,305	33,440	23,652
10/24	23,074	33,206	23,392

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	33.11%	9.38%	9.34%
Class A Shares Including Sales Charge	25.77%	8.14%	8.72%
Russell 1000 Index	38.07%	15.00%	12.75%
Russell 1000 Value Index	30.98%	10.14%	8.87%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$9,053,337
  Total Number of Portfolio Holdings65
  Portfolio Turnover Rate 16.3%
  Total Advisory Fees Paid (amount in thousands)$44,128

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.60%
Investment Companies	1.63%
Other Assets and Liabilities	(0.23)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	25.54%
Consumer, Non-cyclical	21.39%
Consumer, Cyclical	13.30%
Industrial	10.17%
Technology	9.64%
Energy	6.75%
Utilities	4.91%
Communications	4.40%
Basic Materials	2.50%
Money Market Funds	1.63%
Other Assets and Liabilities	(0.23)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV834ARA-0

Class C

PEUCX

Equity Income Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Equity Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$188	1.62%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and long-term growth of income and capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities at the time of purchase. It usually invests in equity securities of companies with large and medium market capitalizations. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. KKR & Co (KKR) has raised $108 billion over the trailing one year and S&P Dow Jones Indices (S&P) announced that KKR will be added to the S&P 500 as part of its latest quarterly weighting change, prior to the opening of trading on Monday, June 24, 2024. We view the addition as supportive for the stock in both the near and long-term. Taiwan Semiconductor Manufacturing (TSM) contributed to relative results as the company raised 2024 revenue guidance. Trane Technologies (TT) aided results as the company continues to see strong demand that is diversified across data center, education, and high-tech manufacturing verticals. Becton, Dickinson and Company (BDX) detracted from relative performance as investors focused on short-term guidance in 2023 which was below current estimates, however the company remains on track to exceed 2025 operating margin targets and stepped-up its outlook for its Alaris pumps. Merck & Co. (MRK) detracted from results despite a modest beat and raise quarter, as negative attention regarding Gardasil weighed on the stock. Marathon Petroleum Corporation (MPC) detracted from relative performance as crack spreads remain weak due to excess supply.

How did the Fund perform over the last 10 years?

	Class C shares with maximum sales charge $23,003	Russell 1000 Index $33,206	Russell 1000 Value Index $23,392
10/14	10,000	10,000	10,000
11/14	10,234	10,262	10,205
12/14	10,190	10,238	10,267
1/15	9,890	9,957	9,857
2/15	10,350	10,532	10,334
3/15	10,225	10,401	10,193
4/15	10,300	10,475	10,289
5/15	10,374	10,612	10,412
6/15	10,105	10,413	10,204
7/15	10,219	10,613	10,249
8/15	9,536	9,975	9,639
9/15	9,273	9,702	9,348
10/15	9,943	10,486	10,053
11/15	9,987	10,521	10,091
12/15	9,681	10,332	9,874
1/16	9,329	9,776	9,364
2/16	9,357	9,772	9,362
3/16	9,914	10,453	10,036
4/16	10,065	10,510	10,247
5/16	10,252	10,694	10,406
6/16	10,357	10,718	10,496
7/16	10,568	11,127	10,801
8/16	10,648	11,141	10,884
9/16	10,560	11,150	10,861
10/16	10,416	10,933	10,693
11/16	10,792	11,364	11,304
12/16	11,065	11,577	11,587
1/17	11,253	11,810	11,669
2/17	11,621	12,267	12,089
3/17	11,589	12,275	11,965
4/17	11,630	12,405	11,943
5/17	11,860	12,563	11,931
6/17	11,880	12,651	12,126
7/17	12,118	12,901	12,287
8/17	12,065	12,942	12,144
9/17	12,384	13,217	12,504
10/17	12,647	13,520	12,595
11/17	13,107	13,933	12,980
12/17	13,244	14,088	13,170
1/18	13,779	14,861	13,679
2/18	13,062	14,316	13,026
3/18	12,914	13,991	12,797
4/18	12,957	14,038	12,839
5/18	13,135	14,397	12,915
6/18	13,137	14,490	12,947
7/18	13,794	14,990	13,460
8/18	13,955	15,506	13,659
9/18	13,968	15,565	13,686
10/18	13,157	14,464	12,977
11/18	13,593	14,758	13,364
12/18	12,439	13,414	12,081
1/19	13,301	14,538	13,021
2/19	13,619	15,030	13,438
3/19	13,765	15,292	13,523
4/19	14,334	15,910	14,003
5/19	13,525	14,896	13,102
6/19	14,476	15,942	14,043
7/19	14,778	16,189	14,159
8/19	14,481	15,893	13,743
9/19	14,963	16,168	14,233
10/19	15,033	16,511	14,432
11/19	15,460	17,135	14,878
12/19	15,855	17,629	15,288
1/20	15,491	17,649	14,959
2/20	13,906	16,206	13,510
3/20	11,796	14,065	11,201
4/20	12,965	15,923	12,461
5/20	13,446	16,763	12,888
6/20	13,471	17,134	12,802
7/20	14,223	18,137	13,308
8/20	14,811	19,469	13,858
9/20	14,479	18,757	13,518
10/20	14,397	18,305	13,340
11/20	16,060	20,460	15,135
12/20	16,710	21,325	15,715
1/21	16,459	21,150	15,571
2/21	17,175	21,763	16,512
3/21	17,908	22,586	17,484
4/21	18,635	23,802	18,183
5/21	18,975	23,915	18,607
6/21	18,880	24,514	18,394
7/21	19,133	25,023	18,541
8/21	19,478	25,748	18,909
9/21	18,421	24,565	18,251
10/21	19,651	26,269	19,178
11/21	19,184	25,917	18,502
12/21	20,212	26,967	19,669
1/22	19,681	25,446	19,211
2/22	18,951	24,748	18,988
3/22	19,392	25,583	19,524
4/22	18,265	23,303	18,423
5/22	18,752	23,267	18,781
6/22	17,163	21,319	17,140
7/22	18,296	23,304	18,276
8/22	17,707	22,409	17,732
9/22	16,025	20,336	16,177
10/22	17,425	21,967	17,836
11/22	18,710	23,155	18,950
12/22	17,911	21,809	18,186
1/23	19,032	23,271	19,129
2/23	18,189	22,717	18,454
3/23	17,907	23,436	18,369
4/23	18,310	23,726	18,646
5/23	17,375	23,837	17,927
6/23	18,601	25,447	19,118
7/23	19,318	26,322	19,790
8/23	18,591	25,861	19,256
9/23	17,924	24,646	18,513
10/23	17,282	24,050	17,860
11/23	18,686	26,296	19,207
12/23	19,841	27,595	20,271
1/24	19,904	27,979	20,292
2/24	20,459	29,490	21,041
3/24	21,408	30,436	22,092
4/24	20,543	29,141	21,149
5/24	21,228	30,513	21,819
6/24	21,216	31,523	21,614
7/24	22,192	31,981	22,719
8/24	22,932	32,740	23,328
9/24	23,233	33,440	23,652
10/24	23,003	33,206	23,392

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class C Shares Excluding Sales Charge	32.10%	8.55%	8.69%
Class C Shares Including Sales Charge	31.10%	8.55%	8.69%
Russell 1000 Index	38.07%	15.00%	12.75%
Russell 1000 Value Index	30.98%	10.14%	8.87%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$9,053,337
  Total Number of Portfolio Holdings65
  Portfolio Turnover Rate 16.3%
  Total Advisory Fees Paid (amount in thousands)$44,128

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.60%
Investment Companies	1.63%
Other Assets and Liabilities	(0.23)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	25.54%
Consumer, Non-cyclical	21.39%
Consumer, Cyclical	13.30%
Industrial	10.17%
Technology	9.64%
Energy	6.75%
Utilities	4.91%
Communications	4.40%
Basic Materials	2.50%
Money Market Funds	1.63%
Other Assets and Liabilities	(0.23)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV834ARC-0

Class J

PEIJX

Equity Income Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Equity Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$86	0.74%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and long-term growth of income and capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities at the time of purchase. It usually invests in equity securities of companies with large and medium market capitalizations. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. KKR & Co (KKR) has raised $108 billion over the trailing one year and S&P Dow Jones Indices (S&P) announced that KKR will be added to the S&P 500 as part of its latest quarterly weighting change, prior to the opening of trading on Monday, June 24, 2024. We view the addition as supportive for the stock in both the near and long-term. Taiwan Semiconductor Manufacturing (TSM) contributed to relative results as the company raised 2024 revenue guidance. Trane Technologies (TT) aided results as the company continues to see strong demand that is diversified across data center, education, and high-tech manufacturing verticals. Becton, Dickinson and Company (BDX) detracted from relative performance as investors focused on short-term guidance in 2023 which was below current estimates, however the company remains on track to exceed 2025 operating margin targets and stepped-up its outlook for its Alaris pumps. Merck & Co. (MRK) detracted from results despite a modest beat and raise quarter, as negative attention regarding Gardasil weighed on the stock. Marathon Petroleum Corporation (MPC) detracted from relative performance as crack spreads remain weak due to excess supply.

How did the Fund perform over the last 10 years?

	Class J shares with maximum sales charge $24,531	Russell 1000 Index $33,206	Russell 1000 Value Index $23,392
10/14	10,000	10,000	10,000
11/14	10,240	10,262	10,205
12/14	10,202	10,238	10,267
1/15	9,907	9,957	9,857
2/15	10,374	10,532	10,334
3/15	10,255	10,401	10,193
4/15	10,340	10,475	10,289
5/15	10,417	10,612	10,412
6/15	10,155	10,413	10,204
7/15	10,275	10,613	10,249
8/15	9,596	9,975	9,639
9/15	9,332	9,702	9,348
10/15	10,016	10,486	10,053
11/15	10,066	10,521	10,091
12/15	9,767	10,332	9,874
1/16	9,415	9,776	9,364
2/16	9,451	9,772	9,362
3/16	10,019	10,453	10,036
4/16	10,176	10,510	10,247
5/16	10,372	10,694	10,406
6/16	10,486	10,718	10,496
7/16	10,703	11,127	10,801
8/16	10,794	11,141	10,884
9/16	10,711	11,150	10,861
10/16	10,572	10,933	10,693
11/16	10,961	11,364	11,304
12/16	11,247	11,577	11,587
1/17	11,441	11,810	11,669
2/17	11,822	12,267	12,089
3/17	11,802	12,275	11,965
4/17	11,847	12,405	11,943
5/17	12,087	12,563	11,931
6/17	12,117	12,651	12,126
7/17	12,367	12,901	12,287
8/17	12,322	12,942	12,144
9/17	12,658	13,217	12,504
10/17	12,932	13,520	12,595
11/17	13,408	13,933	12,980
12/17	13,557	14,088	13,170
1/18	14,113	14,861	13,679
2/18	13,393	14,316	13,026
3/18	13,246	13,991	12,797
4/18	13,298	14,038	12,839
5/18	13,492	14,397	12,915
6/18	13,502	14,490	12,947
7/18	14,186	14,990	13,460
8/18	14,360	15,506	13,659
9/18	14,380	15,565	13,686
10/18	13,550	14,464	12,977
11/18	14,013	14,758	13,364
12/18	12,829	13,414	12,081
1/19	13,727	14,538	13,021
2/19	14,069	15,030	13,438
3/19	14,227	15,292	13,523
4/19	14,822	15,910	14,003
5/19	13,995	14,896	13,102
6/19	14,988	15,942	14,043
7/19	15,310	16,189	14,159
8/19	15,016	15,893	13,743
9/19	15,524	16,168	14,233
10/19	15,604	16,511	14,432
11/19	16,054	17,135	14,878
12/19	16,480	17,629	15,288
1/20	16,113	17,649	14,959
2/20	14,475	16,206	13,510
3/20	12,286	14,065	11,201
4/20	13,511	15,923	12,461
5/20	14,022	16,763	12,888
6/20	14,053	17,134	12,802
7/20	14,854	18,137	13,308
8/20	15,475	19,469	13,858
9/20	15,141	18,757	13,518
10/20	15,067	18,305	13,340
11/20	16,819	20,460	15,135
12/20	17,507	21,325	15,715
1/21	17,255	21,150	15,571
2/21	18,019	21,763	16,512
3/21	18,804	22,586	17,484
4/21	19,575	23,802	18,183
5/21	19,951	23,915	18,607
6/21	19,866	24,514	18,394
7/21	20,143	25,023	18,541
8/21	20,520	25,748	18,909
9/21	19,425	24,565	18,251
10/21	20,733	26,269	19,178
11/21	20,261	25,917	18,502
12/21	21,359	26,967	19,669
1/22	20,810	25,446	19,211
2/22	20,057	24,748	18,988
3/22	20,535	25,583	19,524
4/22	19,359	23,303	18,423
5/22	19,884	23,267	18,781
6/22	18,214	21,319	17,140
7/22	19,426	23,304	18,276
8/22	18,815	22,409	17,732
9/22	17,044	20,336	16,177
10/22	18,545	21,967	17,836
11/22	19,910	23,155	18,950
12/22	19,064	21,809	18,186
1/23	20,262	23,271	19,129
2/23	19,359	22,717	18,454
3/23	19,065	23,436	18,369
4/23	19,499	23,726	18,646
5/23	18,499	23,837	17,927
6/23	19,806	25,447	19,118
7/23	20,574	26,322	19,790
8/23	19,795	25,861	19,256
9/23	19,090	24,646	18,513
10/23	18,406	24,050	17,860
11/23	19,906	26,296	19,207
12/23	21,133	27,595	20,271
1/24	21,201	27,979	20,292
2/24	21,797	29,490	21,041
3/24	22,812	30,436	22,092
4/24	21,892	29,141	21,149
5/24	22,620	30,513	21,819
6/24	22,615	31,523	21,614
7/24	23,658	31,981	22,719
8/24	24,447	32,740	23,328
9/24	24,775	33,440	23,652
10/24	24,531	33,206	23,392

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
Class J Shares Excluding Sales Charge	33.27%	9.47%	9.39%
Class J Shares Including Sales Charge	32.27%	9.47%	9.39%
Russell 1000 Index	38.07%	15.00%	12.75%
Russell 1000 Value Index	30.98%	10.14%	8.87%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is May 31, 1939.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$9,053,337
  Total Number of Portfolio Holdings65
  Portfolio Turnover Rate 16.3%
  Total Advisory Fees Paid (amount in thousands)$44,128

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.60%
Investment Companies	1.63%
Other Assets and Liabilities	(0.23)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	25.54%
Consumer, Non-cyclical	21.39%
Consumer, Cyclical	13.30%
Industrial	10.17%
Technology	9.64%
Energy	6.75%
Utilities	4.91%
Communications	4.40%
Basic Materials	2.50%
Money Market Funds	1.63%
Other Assets and Liabilities	(0.23)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV834ARJ-0

Institutional

PEIIX

Equity Income Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Equity Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$61	0.52%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and long-term growth of income and capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities at the time of purchase. It usually invests in equity securities of companies with large and medium market capitalizations. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. KKR & Co (KKR) has raised $108 billion over the trailing one year and S&P Dow Jones Indices (S&P) announced that KKR will be added to the S&P 500 as part of its latest quarterly weighting change, prior to the opening of trading on Monday, June 24, 2024. We view the addition as supportive for the stock in both the near and long-term. Taiwan Semiconductor Manufacturing (TSM) contributed to relative results as the company raised 2024 revenue guidance. Trane Technologies (TT) aided results as the company continues to see strong demand that is diversified across data center, education, and high-tech manufacturing verticals. Becton, Dickinson and Company (BDX) detracted from relative performance as investors focused on short-term guidance in 2023 which was below current estimates, however the company remains on track to exceed 2025 operating margin targets and stepped-up its outlook for its Alaris pumps. Merck & Co. (MRK) detracted from results despite a modest beat and raise quarter, as negative attention regarding Gardasil weighed on the stock. Marathon Petroleum Corporation (MPC) detracted from relative performance as crack spreads remain weak due to excess supply.

How did the Fund perform over the last 10 years?

	Institutional shares at net asset value $25,319	Russell 1000 Index $33,206	Russell 1000 Value Index $23,392
10/14	10,000	10,000	10,000
11/14	10,243	10,262	10,205
12/14	10,207	10,238	10,267
1/15	9,916	9,957	9,857
2/15	10,390	10,532	10,334
3/15	10,274	10,401	10,193
4/15	10,359	10,475	10,289
5/15	10,440	10,612	10,412
6/15	10,180	10,413	10,204
7/15	10,304	10,613	10,249
8/15	9,628	9,975	9,639
9/15	9,366	9,702	9,348
10/15	10,055	10,486	10,053
11/15	10,110	10,521	10,091
12/15	9,811	10,332	9,874
1/16	9,462	9,776	9,364
2/16	9,498	9,772	9,362
3/16	10,075	10,453	10,036
4/16	10,236	10,510	10,247
5/16	10,437	10,694	10,406
6/16	10,554	10,718	10,496
7/16	10,776	11,127	10,801
8/16	10,871	11,141	10,884
9/16	10,794	11,150	10,861
10/16	10,655	10,933	10,693
11/16	11,049	11,364	11,304
12/16	11,339	11,577	11,587
1/17	11,543	11,810	11,669
2/17	11,931	12,267	12,089
3/17	11,913	12,275	11,965
4/17	11,963	12,405	11,943
5/17	12,209	12,563	11,931
6/17	12,243	12,651	12,126
7/17	12,499	12,901	12,287
8/17	12,457	12,942	12,144
9/17	12,799	13,217	12,504
10/17	13,080	13,520	12,595
11/17	13,569	13,933	12,980
12/17	13,724	14,088	13,170
1/18	14,296	14,861	13,679
2/18	13,563	14,316	13,026
3/18	13,416	13,991	12,797
4/18	13,477	14,038	12,839
5/18	13,675	14,397	12,915
6/18	13,688	14,490	12,947
7/18	14,385	14,990	13,460
8/18	14,566	15,506	13,659
9/18	14,590	15,565	13,686
10/18	13,757	14,464	12,977
11/18	14,231	14,758	13,364
12/18	13,030	13,414	12,081
1/19	13,946	14,538	13,021
2/19	14,298	15,030	13,438
3/19	14,460	15,292	13,523
4/19	15,075	15,910	14,003
5/19	14,234	14,896	13,102
6/19	15,248	15,942	14,043
7/19	15,585	16,189	14,159
8/19	15,291	15,893	13,743
9/19	15,813	16,168	14,233
10/19	15,899	16,511	14,432
11/19	16,366	17,135	14,878
12/19	16,803	17,629	15,288
1/20	16,428	17,649	14,959
2/20	14,764	16,206	13,510
3/20	12,539	14,065	11,201
4/20	13,790	15,923	12,461
5/20	14,316	16,763	12,888
6/20	14,353	17,134	12,802
7/20	15,171	18,137	13,308
8/20	15,810	19,469	13,858
9/20	15,475	18,757	13,518
10/20	15,400	18,305	13,340
11/20	17,195	20,460	15,135
12/20	17,901	21,325	15,715
1/21	17,649	21,150	15,571
2/21	18,435	21,763	16,512
3/21	19,242	22,586	17,484
4/21	20,036	23,802	18,183
5/21	20,421	23,915	18,607
6/21	20,341	24,514	18,394
7/21	20,630	25,023	18,541
8/21	21,021	25,748	18,909
9/21	19,902	24,565	18,251
10/21	21,247	26,269	19,178
11/21	20,763	25,917	18,502
12/21	21,897	26,967	19,669
1/22	21,339	25,446	19,211
2/22	20,568	24,748	18,988
3/22	21,063	25,583	19,524
4/22	19,857	23,303	18,423
5/22	20,407	23,267	18,781
6/22	18,696	21,319	17,140
7/22	19,945	23,304	18,276
8/22	19,323	22,409	17,732
9/22	17,502	20,336	16,177
10/22	19,054	21,967	17,836
11/22	20,455	23,155	18,950
12/22	19,596	21,809	18,186
1/23	20,826	23,271	19,129
2/23	19,905	22,717	18,454
3/23	19,607	23,436	18,369
4/23	20,054	23,726	18,646
5/23	19,031	23,837	17,927
6/23	20,384	25,447	19,118
7/23	21,174	26,322	19,790
8/23	20,379	25,861	19,256
9/23	19,656	24,646	18,513
10/23	18,958	24,050	17,860
11/23	20,503	26,296	19,207
12/23	21,774	27,595	20,271
1/24	21,855	27,979	20,292
2/24	22,469	29,490	21,041
3/24	23,516	30,436	22,092
4/24	22,573	29,141	21,149
5/24	23,330	30,513	21,819
6/24	23,326	31,523	21,614
7/24	24,408	31,981	22,719
8/24	25,227	32,740	23,328
9/24	25,572	33,440	23,652
10/24	25,319	33,206	23,392

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	33.55%	9.75%	9.73%
Russell 1000 Index	38.07%	15.00%	12.75%
Russell 1000 Value Index	30.98%	10.14%	8.87%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$9,053,337
  Total Number of Portfolio Holdings65
  Portfolio Turnover Rate 16.3%
  Total Advisory Fees Paid (amount in thousands)$44,128

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.60%
Investment Companies	1.63%
Other Assets and Liabilities	(0.23)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	25.54%
Consumer, Non-cyclical	21.39%
Consumer, Cyclical	13.30%
Industrial	10.17%
Technology	9.64%
Energy	6.75%
Utilities	4.91%
Communications	4.40%
Basic Materials	2.50%
Money Market Funds	1.63%
Other Assets and Liabilities	(0.23)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV834ARI-0

R-1

PIEMX

Equity Income Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Equity Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$162	1.39%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and long-term growth of income and capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities at the time of purchase. It usually invests in equity securities of companies with large and medium market capitalizations. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. KKR & Co (KKR) has raised $108 billion over the trailing one year and S&P Dow Jones Indices (S&P) announced that KKR will be added to the S&P 500 as part of its latest quarterly weighting change, prior to the opening of trading on Monday, June 24, 2024. We view the addition as supportive for the stock in both the near and long-term. Taiwan Semiconductor Manufacturing (TSM) contributed to relative results as the company raised 2024 revenue guidance. Trane Technologies (TT) aided results as the company continues to see strong demand that is diversified across data center, education, and high-tech manufacturing verticals. Becton, Dickinson and Company (BDX) detracted from relative performance as investors focused on short-term guidance in 2023 which was below current estimates, however the company remains on track to exceed 2025 operating margin targets and stepped-up its outlook for its Alaris pumps. Merck & Co. (MRK) detracted from results despite a modest beat and raise quarter, as negative attention regarding Gardasil weighed on the stock. Marathon Petroleum Corporation (MPC) detracted from relative performance as crack spreads remain weak due to excess supply.

How did the Fund perform over the last 10 years?

	R-1 shares at net asset value $23,210	Russell 1000 Index $33,206	Russell 1000 Value Index $23,392
10/14	10,000	10,000	10,000
11/14	10,237	10,262	10,205
12/14	10,193	10,238	10,267
1/15	9,894	9,957	9,857
2/15	10,358	10,532	10,334
3/15	10,236	10,401	10,193
4/15	10,313	10,475	10,289
5/15	10,390	10,612	10,412
6/15	10,123	10,413	10,204
7/15	10,239	10,613	10,249
8/15	9,556	9,975	9,639
9/15	9,292	9,702	9,348
10/15	9,971	10,486	10,053
11/15	10,017	10,521	10,091
12/15	9,712	10,332	9,874
1/16	9,358	9,776	9,364
2/16	9,389	9,772	9,362
3/16	9,950	10,453	10,036
4/16	10,103	10,510	10,247
5/16	10,294	10,694	10,406
6/16	10,403	10,718	10,496
7/16	10,615	11,127	10,801
8/16	10,701	11,141	10,884
9/16	10,613	11,150	10,861
10/16	10,471	10,933	10,693
11/16	10,849	11,364	11,304
12/16	11,129	11,577	11,587
1/17	11,318	11,810	11,669
2/17	11,688	12,267	12,089
3/17	11,664	12,275	11,965
4/17	11,704	12,405	11,943
5/17	11,934	12,563	11,931
6/17	11,963	12,651	12,126
7/17	12,201	12,901	12,287
8/17	12,153	12,942	12,144
9/17	12,478	13,217	12,504
10/17	12,742	13,520	12,595
11/17	13,208	13,933	12,980
12/17	13,351	14,088	13,170
1/18	13,892	14,861	13,679
2/18	13,172	14,316	13,026
3/18	13,025	13,991	12,797
4/18	13,072	14,038	12,839
5/18	13,255	14,397	12,915
6/18	13,256	14,490	12,947
7/18	13,921	14,990	13,460
8/18	14,089	15,506	13,659
9/18	14,102	15,565	13,686
10/18	13,283	14,464	12,977
11/18	13,731	14,758	13,364
12/18	12,563	13,414	12,081
1/19	13,437	14,538	13,021
2/19	13,765	15,030	13,438
3/19	13,914	15,292	13,523
4/19	14,494	15,910	14,003
5/19	13,676	14,896	13,102
6/19	14,640	15,942	14,043
7/19	14,952	16,189	14,159
8/19	14,658	15,893	13,743
9/19	15,148	16,168	14,233
10/19	15,221	16,511	14,432
11/19	15,654	17,135	14,878
12/19	16,059	17,629	15,288
1/20	15,695	17,649	14,959
2/20	14,094	16,206	13,510
3/20	11,956	14,065	11,201
4/20	13,145	15,923	12,461
5/20	13,635	16,763	12,888
6/20	13,658	17,134	12,802
7/20	14,426	18,137	13,308
8/20	15,028	19,469	13,858
9/20	14,696	18,757	13,518
10/20	14,615	18,305	13,340
11/20	16,305	20,460	15,135
12/20	16,963	21,325	15,715
1/21	16,713	21,150	15,571
2/21	17,447	21,763	16,512
3/21	18,195	22,586	17,484
4/21	18,931	23,802	18,183
5/21	19,282	23,915	18,607
6/21	19,191	24,514	18,394
7/21	19,451	25,023	18,541
8/21	19,803	25,748	18,909
9/21	18,733	24,565	18,251
10/21	19,988	26,269	19,178
11/21	19,520	25,917	18,502
12/21	20,571	26,967	19,669
1/22	20,028	25,446	19,211
2/22	19,295	24,748	18,988
3/22	19,746	25,583	19,524
4/22	18,603	23,303	18,423
5/22	19,101	23,267	18,781
6/22	17,487	21,319	17,140
7/22	18,642	23,304	18,276
8/22	18,047	22,409	17,732
9/22	16,340	20,336	16,177
10/22	17,771	21,967	17,836
11/22	19,066	23,155	18,950
12/22	18,247	21,809	18,186
1/23	19,378	23,271	19,129
2/23	18,510	22,717	18,454
3/23	18,220	23,436	18,369
4/23	18,627	23,726	18,646
5/23	17,661	23,837	17,927
6/23	18,900	25,447	19,118
7/23	19,621	26,322	19,790
8/23	18,873	25,861	19,256
9/23	18,187	24,646	18,513
10/23	17,533	24,050	17,860
11/23	18,943	26,296	19,207
12/23	20,103	27,595	20,271
1/24	20,162	27,979	20,292
2/24	20,716	29,490	21,041
3/24	21,668	30,436	22,092
4/24	20,783	29,141	21,149
5/24	21,463	30,513	21,819
6/24	21,443	31,523	21,614
7/24	22,421	31,981	22,719
8/24	23,157	32,740	23,328
9/24	23,454	33,440	23,652
10/24	23,210	33,206	23,392

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-1 Shares	32.38%	8.80%	8.78%
Russell 1000 Index	38.07%	15.00%	12.75%
Russell 1000 Value Index	30.98%	10.14%	8.87%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$9,053,337
  Total Number of Portfolio Holdings65
  Portfolio Turnover Rate 16.3%
  Total Advisory Fees Paid (amount in thousands)$44,128

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.60%
Investment Companies	1.63%
Other Assets and Liabilities	(0.23)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	25.54%
Consumer, Non-cyclical	21.39%
Consumer, Cyclical	13.30%
Industrial	10.17%
Technology	9.64%
Energy	6.75%
Utilities	4.91%
Communications	4.40%
Basic Materials	2.50%
Money Market Funds	1.63%
Other Assets and Liabilities	(0.23)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV834ARR1-0

R-3

PEIOX

Equity Income Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Equity Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$126	1.08%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and long-term growth of income and capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities at the time of purchase. It usually invests in equity securities of companies with large and medium market capitalizations. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. KKR & Co (KKR) has raised $108 billion over the trailing one year and S&P Dow Jones Indices (S&P) announced that KKR will be added to the S&P 500 as part of its latest quarterly weighting change, prior to the opening of trading on Monday, June 24, 2024. We view the addition as supportive for the stock in both the near and long-term. Taiwan Semiconductor Manufacturing (TSM) contributed to relative results as the company raised 2024 revenue guidance. Trane Technologies (TT) aided results as the company continues to see strong demand that is diversified across data center, education, and high-tech manufacturing verticals. Becton, Dickinson and Company (BDX) detracted from relative performance as investors focused on short-term guidance in 2023 which was below current estimates, however the company remains on track to exceed 2025 operating margin targets and stepped-up its outlook for its Alaris pumps. Merck & Co. (MRK) detracted from results despite a modest beat and raise quarter, as negative attention regarding Gardasil weighed on the stock. Marathon Petroleum Corporation (MPC) detracted from relative performance as crack spreads remain weak due to excess supply.

How did the Fund perform over the last 10 years?

	R-3 shares at net asset value $23,939	Russell 1000 Index $33,206	Russell 1000 Value Index $23,392
10/14	10,000	10,000	10,000
11/14	10,237	10,262	10,205
12/14	10,198	10,238	10,267
1/15	9,903	9,957	9,857
2/15	10,371	10,532	10,334
3/15	10,250	10,401	10,193
4/15	10,327	10,475	10,289
5/15	10,404	10,612	10,412
6/15	10,141	10,413	10,204
7/15	10,261	10,613	10,249
8/15	9,581	9,975	9,639
9/15	9,321	9,702	9,348
10/15	10,001	10,486	10,053
11/15	10,048	10,521	10,091
12/15	9,748	10,332	9,874
1/16	9,396	9,776	9,364
2/16	9,427	9,772	9,362
3/16	9,992	10,453	10,036
4/16	10,149	10,510	10,247
5/16	10,345	10,694	10,406
6/16	10,455	10,718	10,496
7/16	10,672	11,127	10,801
8/16	10,758	11,141	10,884
9/16	10,674	11,150	10,861
10/16	10,536	10,933	10,693
11/16	10,920	11,364	11,304
12/16	11,200	11,577	11,587
1/17	11,395	11,810	11,669
2/17	11,771	12,267	12,089
3/17	11,750	12,275	11,965
4/17	11,795	12,405	11,943
5/17	12,031	12,563	11,931
6/17	12,059	12,651	12,126
7/17	12,308	12,901	12,287
8/17	12,259	12,942	12,144
9/17	12,588	13,217	12,504
10/17	12,862	13,520	12,595
11/17	13,332	13,933	12,980
12/17	13,482	14,088	13,170
1/18	14,032	14,861	13,679
2/18	13,310	14,316	13,026
3/18	13,160	13,991	12,797
4/18	13,212	14,038	12,839
5/18	13,402	14,397	12,915
6/18	13,409	14,490	12,947
7/18	14,085	14,990	13,460
8/18	14,255	15,506	13,659
9/18	14,276	15,565	13,686
10/18	13,448	14,464	12,977
11/18	13,905	14,758	13,364
12/18	12,728	13,414	12,081
1/19	13,617	14,538	13,021
2/19	13,953	15,030	13,438
3/19	14,109	15,292	13,523
4/19	14,697	15,910	14,003
5/19	13,873	14,896	13,102
6/19	14,854	15,942	14,043
7/19	15,175	16,189	14,159
8/19	14,877	15,893	13,743
9/19	15,380	16,168	14,233
10/19	15,455	16,511	14,432
11/19	15,902	17,135	14,878
12/19	16,318	17,629	15,288
1/20	15,948	17,649	14,959
2/20	14,324	16,206	13,510
3/20	12,160	14,065	11,201
4/20	13,373	15,923	12,461
5/20	13,875	16,763	12,888
6/20	13,903	17,134	12,802
7/20	14,684	18,137	13,308
8/20	15,301	19,469	13,858
9/20	14,964	18,757	13,518
10/20	14,886	18,305	13,340
11/20	16,616	20,460	15,135
12/20	17,293	21,325	15,715
1/21	17,039	21,150	15,571
2/21	17,792	21,763	16,512
3/21	18,556	22,586	17,484
4/21	19,316	23,802	18,183
5/21	19,678	23,915	18,607
6/21	19,593	24,514	18,394
7/21	19,863	25,023	18,541
8/21	20,227	25,748	18,909
9/21	19,141	24,565	18,251
10/21	20,426	26,269	19,178
11/21	19,953	25,917	18,502
12/21	21,034	26,967	19,669
1/22	20,484	25,446	19,211
2/22	19,735	24,748	18,988
3/22	20,205	25,583	19,524
4/22	19,042	23,303	18,423
5/22	19,557	23,267	18,781
6/22	17,905	21,319	17,140
7/22	19,097	23,304	18,276
8/22	18,488	22,409	17,732
9/22	16,742	20,336	16,177
10/22	18,218	21,967	17,836
11/22	19,549	23,155	18,950
12/22	18,716	21,809	18,186
1/23	19,880	23,271	19,129
2/23	18,996	22,717	18,454
3/23	18,702	23,436	18,369
4/23	19,119	23,726	18,646
5/23	18,139	23,837	17,927
6/23	19,414	25,447	19,118
7/23	20,159	26,322	19,790
8/23	19,398	25,861	19,256
9/23	18,700	24,646	18,513
10/23	18,027	24,050	17,860
11/23	19,487	26,296	19,207
12/23	20,685	27,595	20,271
1/24	20,746	27,979	20,292
2/24	21,321	29,490	21,041
3/24	22,308	30,436	22,092
4/24	21,403	29,141	21,149
5/24	22,108	30,513	21,819
6/24	22,096	31,523	21,614
7/24	23,110	31,981	22,719
8/24	23,873	32,740	23,328
9/24	24,185	33,440	23,652
10/24	23,939	33,206	23,392

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-3 Shares	32.79%	9.15%	9.12%
Russell 1000 Index	38.07%	15.00%	12.75%
Russell 1000 Value Index	30.98%	10.14%	8.87%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$9,053,337
  Total Number of Portfolio Holdings65
  Portfolio Turnover Rate 16.3%
  Total Advisory Fees Paid (amount in thousands)$44,128

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.60%
Investment Companies	1.63%
Other Assets and Liabilities	(0.23)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	25.54%
Consumer, Non-cyclical	21.39%
Consumer, Cyclical	13.30%
Industrial	10.17%
Technology	9.64%
Energy	6.75%
Utilities	4.91%
Communications	4.40%
Basic Materials	2.50%
Money Market Funds	1.63%
Other Assets and Liabilities	(0.23)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV834ARR3-0

R-4

PEIPX

Equity Income Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Equity Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$104	0.89%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and long-term growth of income and capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities at the time of purchase. It usually invests in equity securities of companies with large and medium market capitalizations. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. KKR & Co (KKR) has raised $108 billion over the trailing one year and S&P Dow Jones Indices (S&P) announced that KKR will be added to the S&P 500 as part of its latest quarterly weighting change, prior to the opening of trading on Monday, June 24, 2024. We view the addition as supportive for the stock in both the near and long-term. Taiwan Semiconductor Manufacturing (TSM) contributed to relative results as the company raised 2024 revenue guidance. Trane Technologies (TT) aided results as the company continues to see strong demand that is diversified across data center, education, and high-tech manufacturing verticals. Becton, Dickinson and Company (BDX) detracted from relative performance as investors focused on short-term guidance in 2023 which was below current estimates, however the company remains on track to exceed 2025 operating margin targets and stepped-up its outlook for its Alaris pumps. Merck & Co. (MRK) detracted from results despite a modest beat and raise quarter, as negative attention regarding Gardasil weighed on the stock. Marathon Petroleum Corporation (MPC) detracted from relative performance as crack spreads remain weak due to excess supply.

How did the Fund perform over the last 10 years?

	R-4 shares at net asset value $24,397	Russell 1000 Index $33,206	Russell 1000 Value Index $23,392
10/14	10,000	10,000	10,000
11/14	10,240	10,262	10,205
12/14	10,199	10,238	10,267
1/15	9,908	9,957	9,857
2/15	10,375	10,532	10,334
3/15	10,256	10,401	10,193
4/15	10,337	10,475	10,289
5/15	10,418	10,612	10,412
6/15	10,157	10,413	10,204
7/15	10,273	10,613	10,249
8/15	9,597	9,975	9,639
9/15	9,334	9,702	9,348
10/15	10,018	10,486	10,053
11/15	10,068	10,521	10,091
12/15	9,769	10,332	9,874
1/16	9,417	9,776	9,364
2/16	9,452	9,772	9,362
3/16	10,019	10,453	10,036
4/16	10,180	10,510	10,247
5/16	10,376	10,694	10,406
6/16	10,490	10,718	10,496
7/16	10,708	11,127	10,801
8/16	10,798	11,141	10,884
9/16	10,715	11,150	10,861
10/16	10,573	10,933	10,693
11/16	10,961	11,364	11,304
12/16	11,248	11,577	11,587
1/17	11,443	11,810	11,669
2/17	11,824	12,267	12,089
3/17	11,803	12,275	11,965
4/17	11,848	12,405	11,943
5/17	12,092	12,563	11,931
6/17	12,123	12,651	12,126
7/17	12,372	12,901	12,287
8/17	12,323	12,942	12,144
9/17	12,659	13,217	12,504
10/17	12,934	13,520	12,595
11/17	13,410	13,933	12,980
12/17	13,559	14,088	13,170
1/18	14,120	14,861	13,679
2/18	13,395	14,316	13,026
3/18	13,247	13,991	12,797
4/18	13,299	14,038	12,839
5/18	13,494	14,397	12,915
6/18	13,503	14,490	12,947
7/18	14,183	14,990	13,460
8/18	14,358	15,506	13,659
9/18	14,382	15,565	13,686
10/18	13,554	14,464	12,977
11/18	14,014	14,758	13,364
12/18	12,827	13,414	12,081
1/19	13,726	14,538	13,021
2/19	14,069	15,030	13,438
3/19	14,227	15,292	13,523
4/19	14,824	15,910	14,003
5/19	13,994	14,896	13,102
6/19	14,985	15,942	14,043
7/19	15,313	16,189	14,159
8/19	15,013	15,893	13,743
9/19	15,522	16,168	14,233
10/19	15,602	16,511	14,432
11/19	16,058	17,135	14,878
12/19	16,480	17,629	15,288
1/20	16,112	17,649	14,959
2/20	14,470	16,206	13,510
3/20	12,286	14,065	11,201
4/20	13,510	15,923	12,461
5/20	14,021	16,763	12,888
6/20	14,052	17,134	12,802
7/20	14,845	18,137	13,308
8/20	15,472	19,469	13,858
9/20	15,134	18,757	13,518
10/20	15,056	18,305	13,340
11/20	16,806	20,460	15,135
12/20	17,495	21,325	15,715
1/21	17,243	21,150	15,571
2/21	18,003	21,763	16,512
3/21	18,783	22,586	17,484
4/21	19,555	23,802	18,183
5/21	19,927	23,915	18,607
6/21	19,841	24,514	18,394
7/21	20,119	25,023	18,541
8/21	20,491	25,748	18,909
9/21	19,394	24,565	18,251
10/21	20,698	26,269	19,178
11/21	20,220	25,917	18,502
12/21	21,322	26,967	19,669
1/22	20,767	25,446	19,211
2/22	20,014	24,748	18,988
3/22	20,487	25,583	19,524
4/22	19,310	23,303	18,423
5/22	19,836	23,267	18,781
6/22	18,169	21,319	17,140
7/22	19,376	23,304	18,276
8/22	18,765	22,409	17,732
9/22	16,994	20,336	16,177
10/22	18,494	21,967	17,836
11/22	19,853	23,155	18,950
12/22	19,008	21,809	18,186
1/23	20,193	23,271	19,129
2/23	19,297	22,717	18,454
3/23	19,003	23,436	18,369
4/23	19,431	23,726	18,646
5/23	18,437	23,837	17,927
6/23	19,739	25,447	19,118
7/23	20,501	26,322	19,790
8/23	19,722	25,861	19,256
9/23	19,019	24,646	18,513
10/23	18,336	24,050	17,860
11/23	19,823	26,296	19,207
12/23	21,048	27,595	20,271
1/24	21,116	27,979	20,292
2/24	21,705	29,490	21,041
3/24	22,712	30,436	22,092
4/24	21,794	29,141	21,149
5/24	22,515	30,513	21,819
6/24	22,502	31,523	21,614
7/24	23,543	31,981	22,719
8/24	24,324	32,740	23,328
9/24	24,647	33,440	23,652
10/24	24,397	33,206	23,392

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-4 Shares	33.05%	9.35%	9.33%
Russell 1000 Index	38.07%	15.00%	12.75%
Russell 1000 Value Index	30.98%	10.14%	8.87%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$9,053,337
  Total Number of Portfolio Holdings65
  Portfolio Turnover Rate 16.3%
  Total Advisory Fees Paid (amount in thousands)$44,128

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.60%
Investment Companies	1.63%
Other Assets and Liabilities	(0.23)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	25.54%
Consumer, Non-cyclical	21.39%
Consumer, Cyclical	13.30%
Industrial	10.17%
Technology	9.64%
Energy	6.75%
Utilities	4.91%
Communications	4.40%
Basic Materials	2.50%
Money Market Funds	1.63%
Other Assets and Liabilities	(0.23)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV834ARR4-0

R-5

PEIQX

Equity Income Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Equity Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$90	0.77%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and long-term growth of income and capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities at the time of purchase. It usually invests in equity securities of companies with large and medium market capitalizations. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. KKR & Co (KKR) has raised $108 billion over the trailing one year and S&P Dow Jones Indices (S&P) announced that KKR will be added to the S&P 500 as part of its latest quarterly weighting change, prior to the opening of trading on Monday, June 24, 2024. We view the addition as supportive for the stock in both the near and long-term. Taiwan Semiconductor Manufacturing (TSM) contributed to relative results as the company raised 2024 revenue guidance. Trane Technologies (TT) aided results as the company continues to see strong demand that is diversified across data center, education, and high-tech manufacturing verticals. Becton, Dickinson and Company (BDX) detracted from relative performance as investors focused on short-term guidance in 2023 which was below current estimates, however the company remains on track to exceed 2025 operating margin targets and stepped-up its outlook for its Alaris pumps. Merck & Co. (MRK) detracted from results despite a modest beat and raise quarter, as negative attention regarding Gardasil weighed on the stock. Marathon Petroleum Corporation (MPC) detracted from relative performance as crack spreads remain weak due to excess supply.

How did the Fund perform over the last 10 years?

	R-5 shares at net asset value $24,691	Russell 1000 Index $33,206	Russell 1000 Value Index $23,392
10/14	10,000	10,000	10,000
11/14	10,236	10,262	10,205
12/14	10,201	10,238	10,267
1/15	9,907	9,957	9,857
2/15	10,377	10,532	10,334
3/15	10,258	10,401	10,193
4/15	10,342	10,475	10,289
5/15	10,423	10,612	10,412
6/15	10,161	10,413	10,204
7/15	10,281	10,613	10,249
8/15	9,601	9,975	9,639
9/15	9,342	9,702	9,348
10/15	10,030	10,486	10,053
11/15	10,080	10,521	10,091
12/15	9,780	10,332	9,874
1/16	9,428	9,776	9,364
2/16	9,463	9,772	9,362
3/16	10,036	10,453	10,036
4/16	10,193	10,510	10,247
5/16	10,394	10,694	10,406
6/16	10,508	10,718	10,496
7/16	10,725	11,127	10,801
8/16	10,820	11,141	10,884
9/16	10,736	11,150	10,861
10/16	10,597	10,933	10,693
11/16	10,986	11,364	11,304
12/16	11,276	11,577	11,587
1/17	11,475	11,810	11,669
2/17	11,857	12,267	12,089
3/17	11,837	12,275	11,965
4/17	11,881	12,405	11,943
5/17	12,126	12,563	11,931
6/17	12,157	12,651	12,126
7/17	12,411	12,901	12,287
8/17	12,366	12,942	12,144
9/17	12,702	13,217	12,504
10/17	12,977	13,520	12,595
11/17	13,459	13,933	12,980
12/17	13,612	14,088	13,170
1/18	14,171	14,861	13,679
2/18	13,443	14,316	13,026
3/18	13,299	13,991	12,797
4/18	13,355	14,038	12,839
5/18	13,551	14,397	12,915
6/18	13,560	14,490	12,947
7/18	14,247	14,990	13,460
8/18	14,422	15,506	13,659
9/18	14,445	15,565	13,686
10/18	13,615	14,464	12,977
11/18	14,081	14,758	13,364
12/18	12,890	13,414	12,081
1/19	13,797	14,538	13,021
2/19	14,141	15,030	13,438
3/19	14,300	15,292	13,523
4/19	14,899	15,910	14,003
5/19	14,071	14,896	13,102
6/19	15,071	15,942	14,043
7/19	15,400	16,189	14,159
8/19	15,099	15,893	13,743
9/19	15,615	16,168	14,233
10/19	15,695	16,511	14,432
11/19	16,153	17,135	14,878
12/19	16,583	17,629	15,288
1/20	16,208	17,649	14,959
2/20	14,564	16,206	13,510
3/20	12,365	14,065	11,201
4/20	13,599	15,923	12,461
5/20	14,114	16,763	12,888
6/20	14,148	17,134	12,802
7/20	14,950	18,137	13,308
8/20	15,575	19,469	13,858
9/20	15,240	18,757	13,518
10/20	15,166	18,305	13,340
11/20	16,932	20,460	15,135
12/20	17,625	21,325	15,715
1/21	17,372	21,150	15,571
2/21	18,141	21,763	16,512
3/21	18,928	22,586	17,484
4/21	19,710	23,802	18,183
5/21	20,084	23,915	18,607
6/21	19,998	24,514	18,394
7/21	20,278	25,023	18,541
8/21	20,658	25,748	18,909
9/21	19,554	24,565	18,251
10/21	20,872	26,269	19,178
11/21	20,396	25,917	18,502
12/21	21,502	26,967	19,669
1/22	20,948	25,446	19,211
2/22	20,190	24,748	18,988
3/22	20,671	25,583	19,524
4/22	19,486	23,303	18,423
5/22	20,016	23,267	18,781
6/22	18,337	21,319	17,140
7/22	19,558	23,304	18,276
8/22	18,942	22,409	17,732
9/22	17,159	20,336	16,177
10/22	18,671	21,967	17,836
11/22	20,046	23,155	18,950
12/22	19,195	21,809	18,186
1/23	20,396	23,271	19,129
2/23	19,493	22,717	18,454
3/23	19,196	23,436	18,369
4/23	19,628	23,726	18,646
5/23	18,625	23,837	17,927
6/23	19,945	25,447	19,118
7/23	20,713	26,322	19,790
8/23	19,934	25,861	19,256
9/23	19,219	24,646	18,513
10/23	18,536	24,050	17,860
11/23	20,042	26,296	19,207
12/23	21,279	27,595	20,271
1/24	21,347	27,979	20,292
2/24	21,947	29,490	21,041
3/24	22,965	30,436	22,092
4/24	22,043	29,141	21,149
5/24	22,777	30,513	21,819
6/24	22,764	31,523	21,614
7/24	23,816	31,981	22,719
8/24	24,610	32,740	23,328
9/24	24,938	33,440	23,652
10/24	24,691	33,206	23,392

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-5 Shares	33.21%	9.49%	9.46%
Russell 1000 Index	38.07%	15.00%	12.75%
Russell 1000 Value Index	30.98%	10.14%	8.87%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$9,053,337
  Total Number of Portfolio Holdings65
  Portfolio Turnover Rate 16.3%
  Total Advisory Fees Paid (amount in thousands)$44,128

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.60%
Investment Companies	1.63%
Other Assets and Liabilities	(0.23)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	25.54%
Consumer, Non-cyclical	21.39%
Consumer, Cyclical	13.30%
Industrial	10.17%
Technology	9.64%
Energy	6.75%
Utilities	4.91%
Communications	4.40%
Basic Materials	2.50%
Money Market Funds	1.63%
Other Assets and Liabilities	(0.23)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV834ARR5-0

Institutional

PFUMX

Finisterre Emerging Markets Total Return Bond Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Finisterre Emerging Markets Total Return Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$92	0.85%

Management’s Discussion of Fund Performance

The Fund seeks to generate total returns from current income and capital appreciation. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds and other fixed-income securities that are tied economically to an emerging market, and in derivatives on such investments. It uses derivatives to enhance return and to hedge and manage investment risks. Main contributors to the absolute Fund performance were sovereign positions in Argentina and Ecuador, whilst the Fund also benefited from positions across Mexico and Egypt. Approximately half the gains came in the last calendar quarter of 2023, led by the broad-based November duration rally and the rally in core rates into December 2023. Over this period, local duration positions particularly in Brazil and Mexico, performed very strongly. These were complimented by some more idiosyncratic stories in sovereign credit positions, notably El Salvador, Ecuador and Argentina. All continued to perform strongly into 2024 as confidence built that the countries were on track to avoid defaults in 2025. Argentina in particular saw strong price action driven by political reform. Most of the 2024 year-to-date period was influenced by markets positioning for the inevitable Fed rate cut, both in terms of timing and magnitude. Detractors from performance over the 12 months were largely limited to structural credit hedges against long emerging market corporate and “income” holdings, which comes as no surprise given the relative strength of risk assets in general.

How did the Fund perform since inception?

	Institutional shares at net asset value $14,376	Bloomberg Global Aggregate Bond Index $9,769	JPM CEMBI Broad Diversified Index $13,594
7/16	10,000	10,000	10,000
7/16	9,970	10,046	10,158
8/16	10,150	9,998	10,292
9/16	10,222	10,053	10,307
10/16	10,266	9,774	10,306
11/16	10,061	9,385	10,093
12/16	10,156	9,342	10,172
1/17	10,304	9,447	10,298
2/17	10,525	9,492	10,441
3/17	10,653	9,507	10,474
4/17	10,793	9,614	10,592
5/17	10,830	9,763	10,659
6/17	10,783	9,754	10,681
7/17	10,935	9,918	10,765
8/17	11,113	10,016	10,869
9/17	11,193	9,926	10,907
10/17	11,198	9,888	10,944
11/17	11,244	9,998	10,947
12/17	11,296	10,033	10,981
1/18	11,482	10,153	10,989
2/18	11,372	10,063	10,878
3/18	11,332	10,170	10,858
4/18	11,248	10,007	10,786
5/18	11,181	9,931	10,711
6/18	11,117	9,887	10,666
7/18	11,357	9,870	10,820
8/18	11,222	9,880	10,704
9/18	11,281	9,795	10,805
10/18	11,102	9,686	10,741
11/18	11,085	9,716	10,724
12/18	11,115	9,913	10,801
1/19	11,561	10,063	11,094
2/19	11,672	10,006	11,214
3/19	11,670	10,131	11,357
4/19	11,729	10,101	11,445
5/19	11,763	10,238	11,501
6/19	12,097	10,465	11,754
7/19	12,310	10,436	11,860
8/19	12,253	10,648	11,874
9/19	12,342	10,539	11,949
10/19	12,492	10,610	12,051
11/19	12,448	10,529	12,096
12/19	12,755	10,591	12,214
1/20	12,861	10,726	12,402
2/20	12,648	10,798	12,400
3/20	11,557	10,556	10,972
4/20	11,789	10,763	11,421
5/20	12,417	10,810	11,868
6/20	12,685	10,906	12,195
7/20	13,004	11,254	12,478
8/20	13,049	11,237	12,590
9/20	12,810	11,197	12,529
10/20	12,853	11,207	12,561
11/20	13,329	11,411	12,896
12/20	13,754	11,564	13,085
1/21	13,666	11,463	13,076
2/21	13,627	11,265	13,063
3/21	13,459	11,049	12,980
4/21	13,580	11,188	13,058
5/21	13,755	11,293	13,142
6/21	13,724	11,194	13,252
7/21	13,626	11,343	13,281
8/21	13,738	11,295	13,375
9/21	13,511	11,095	13,285
10/21	13,428	11,068	13,224
11/21	13,149	11,036	13,151
12/21	13,342	11,020	13,204
1/22	13,208	10,794	12,983
2/22	12,758	10,666	12,355
3/22	13,012	10,341	12,040
4/22	12,533	9,775	11,792
5/22	12,578	9,801	11,722
6/22	11,580	9,487	11,363
7/22	11,638	9,688	11,483
8/22	11,689	9,306	11,503
9/22	11,126	8,828	11,063
10/22	11,122	8,767	10,836
11/22	11,943	9,180	11,409
12/22	12,101	9,230	11,585
1/23	12,580	9,533	11,937
2/23	12,313	9,216	11,747
3/23	12,445	9,507	11,844
4/23	12,589	9,549	11,949
5/23	12,593	9,362	11,879
6/23	12,901	9,362	12,007
7/23	13,056	9,426	12,124
8/23	12,848	9,298	12,070
9/23	12,528	9,026	11,976
10/23	12,342	8,918	11,830
11/23	12,991	9,368	12,261
12/23	13,457	9,757	12,637
1/24	13,393	9,622	12,712
2/24	13,514	9,501	12,802
3/24	13,806	9,554	12,930
4/24	13,646	9,313	12,816
5/24	13,761	9,435	13,003
6/24	13,692	9,448	13,124
7/24	13,966	9,709	13,321
8/24	14,254	9,939	13,545
9/24	14,590	10,108	13,712
10/24	14,376	9,769	13,594

Average Annual Total Returns

Name	1-Year	5-Year	Since InceptionFootnote Reference*
Institutional Shares	16.48%	2.85%	4.47%
Bloomberg Global Aggregate Bond Index	9.55%	-1.64%	-0.28%
JPM CEMBI Broad Diversified Index	14.90%	2.44%	3.77%
Footnote	Description
Footnote*	Since inception performance is calculated from July 11, 2016, the inception date of the Fund.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg Global Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, Finisterre Emerging Markets Total Return Bond Blended Index. A component of the equally blended benchmark, JPM CEMBI Broad Diversified Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for the Finisterre Emerging Markets Total Return Bond Blended Index are: 33.33% JPM GBI-EM Global Diversified Index; 33.33% JPM EMBI Global Diversified Index; and 33.33% JPM CEMBI Broad Diversified Index. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$660,597
  Total Number of Portfolio Holdings204
  Portfolio Turnover Rate 172.3%
  Total Advisory Fees Paid (amount in thousands)$4,127

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	83.67%
Investment Companies	13.92%
Other Assets and LiabilitiesFootnote Reference*	2.41%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Geographic Allocation

Top Locations	Percent of Net Assets
United States	15.03%
South Africa	5.43%
Mexico	5.29%
Brazil	4.96%
Luxembourg	4.87%
United Kingdom	4.16%
Israel	4.08%
Poland	3.39%
Turkey	3.36%
Egypt	3.33%
Peru	2.87%
Supranational	2.75%
Romania	2.58%
Indonesia	2.32%
Netherlands	2.23%
Dominican Republic	2.20%
Ukraine	1.83%
Chile	1.72%
Cayman Islands	1.69%
Argentina	1.58%
Other CountriesFootnote Reference*	21.92%
Other Assets and LiabilitiesFootnote Reference†	2.41%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes countries other than the top twenty
Footnote†	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV914ARI-0

Class A

PRIAX

Global Emerging Markets Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Global Emerging Markets Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$161	1.46%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies at the time of purchase. The Fund's managers consider “emerging market” to mean any market that is considered to be an emerging market by the international financial community (including the MSCI Emerging Markets Index or Bloomberg Emerging Markets USD Aggregate Bond Index). It invests in equity securities regardless of market capitalization (small, medium or large) and style (growth or value). The Asia ex-China region outperformed the Index during the fiscal year, led by gains in Taiwan and South Korea. Within Taiwan, an overweight position to the information technology sector drove outperformance and positive performance in South Korea was attributable to the industrials sector where our defense company, LIG Nex1, was a notable contributor. The Fund also outperformed the Index in China, mostly driven by the consumer discretionary sector. An overweight position to the sector and our holding, JD.com, were the main sources of outperformance. The Latin America region was a notable source of underperformance to the Index during the year and drove overall losses for the Fund. Mexico was the main detractor where the Fund was hurt by an overweight position and negative stock selection in the materials sector. India was the other source of weakness during the year, driven by negative stock selection in the consumer discretionary and financials sectors.

How did the Fund perform over the last 10 years?

	Class A shares with maximum sales charge $12,287	MSCI Emerging Markets Index NTR $14,012
10/14	9,448	10,000
11/14	9,369	9,894
12/14	8,932	9,438
1/15	9,042	9,495
2/15	9,272	9,789
3/15	9,199	9,650
4/15	9,784	10,392
5/15	9,459	9,976
6/15	9,218	9,717
7/15	8,664	9,043
8/15	7,930	8,225
9/15	7,774	7,978
10/15	8,167	8,547
11/15	7,926	8,213
12/15	7,672	8,030
1/16	7,265	7,509
2/16	7,081	7,497
3/16	7,929	8,489
4/16	7,925	8,535
5/16	7,672	8,217
6/16	8,009	8,545
7/16	8,408	8,975
8/16	8,584	9,198
9/16	8,753	9,317
10/16	8,718	9,339
11/16	8,343	8,909
12/16	8,313	8,929
1/17	8,906	9,417
2/17	9,091	9,705
3/17	9,351	9,950
4/17	9,517	10,168
5/17	9,734	10,469
6/17	9,958	10,574
7/17	10,756	11,205
8/17	11,034	11,455
9/17	11,050	11,409
10/17	11,290	11,809
11/17	11,321	11,833
12/17	11,700	12,258
1/18	12,797	13,279
2/18	12,137	12,667
3/18	12,016	12,431
4/18	11,715	12,376
5/18	11,407	11,938
6/18	10,829	11,442
7/18	10,938	11,693
8/18	10,450	11,377
9/18	10,391	11,316
10/18	9,384	10,331
11/18	9,606	10,757
12/18	9,229	10,472
1/19	9,965	11,389
2/19	9,905	11,414
3/19	10,066	11,510
4/19	10,307	11,752
5/19	9,507	10,900
6/19	10,122	11,580
7/19	9,848	11,438
8/19	9,583	10,881
9/19	9,724	11,088
10/19	10,062	11,556
11/19	10,086	11,540
12/19	10,818	12,401
1/20	10,297	11,823
2/20	9,879	11,199
3/20	8,180	9,474
4/20	8,945	10,342
5/20	9,164	10,421
6/20	9,780	11,187
7/20	10,727	12,187
8/20	11,037	12,457
9/20	10,896	12,257
10/20	11,152	12,509
11/20	11,991	13,666
12/20	12,909	14,671
1/21	13,476	15,121
2/21	13,645	15,236
3/21	13,534	15,006
4/21	13,807	15,380
5/21	14,084	15,737
6/21	14,258	15,764
7/21	13,418	14,703
8/21	13,629	15,088
9/21	13,016	14,488
10/21	13,190	14,631
11/21	12,602	14,035
12/21	12,964	14,298
1/22	12,751	14,027
2/22	11,885	13,608
3/22	11,449	13,301
4/22	10,872	12,561
5/22	10,961	12,616
6/22	10,295	11,778
7/22	10,233	11,749
8/22	10,153	11,798
9/22	9,144	10,415
10/22	8,909	10,091
11/22	10,286	11,588
12/22	9,997	11,425
1/23	10,859	12,328
2/23	10,163	11,528
3/23	10,495	11,877
4/23	10,392	11,743
5/23	10,275	11,546
6/23	10,796	11,984
7/23	11,326	12,730
8/23	10,774	11,946
9/23	10,468	11,633
10/23	10,186	11,181
11/23	10,899	12,076
12/23	11,249	12,548
1/24	10,906	11,966
2/24	11,390	12,535
3/24	11,720	12,845
4/24	11,651	12,903
5/24	11,697	12,976
6/24	12,159	13,488
7/24	12,081	13,528
8/24	12,085	13,746
9/24	12,758	14,664
10/24	12,287	14,012

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	20.63%	4.08%	2.66%
Class A Shares Including Sales Charge	14.00%	2.90%	2.08%
MSCI Emerging Markets Index NTR	25.31%	3.93%	3.43%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,421,190
  Total Number of Portfolio Holdings134
  Portfolio Turnover Rate 28.5%
  Total Advisory Fees Paid (amount in thousands)$4,058

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	94.86%
Investment Companies	4.36%
Preferred Stocks	0.97%
Other Assets and Liabilities	(0.19)%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
China	21.85%
Taiwan	20.08%
India	15.82%
Korea, Republic Of	8.69%
United States	4.36%
Brazil	4.25%
Hong Kong	3.72%
Indonesia	3.08%
Mexico	3.01%
Uruguay	2.49%
Greece	2.49%
Saudi Arabia	1.78%
South Africa	1.33%
Thailand	1.09%
Poland	1.08%
Canada	1.05%
Ireland	1.03%
Singapore	1.01%
Vietnam	0.61%
Peru	0.23%
Other CountriesFootnote Reference*	1.14%
Other Assets and Liabilities	(0.19)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes countries other than the top twenty

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV844ARA-0

Class J

PIEJX

Global Emerging Markets Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Global Emerging Markets Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$145	1.31%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies at the time of purchase. The Fund's managers consider “emerging market” to mean any market that is considered to be an emerging market by the international financial community (including the MSCI Emerging Markets Index or Bloomberg Emerging Markets USD Aggregate Bond Index). It invests in equity securities regardless of market capitalization (small, medium or large) and style (growth or value). The Asia ex-China region outperformed the Index during the fiscal year, led by gains in Taiwan and South Korea. Within Taiwan, an overweight position to the information technology sector drove outperformance and positive performance in South Korea was attributable to the industrials sector where our defense company, LIG Nex1, was a notable contributor. The Fund also outperformed the Index in China, mostly driven by the consumer discretionary sector. An overweight position to the sector and our holding, JD.com, were the main sources of outperformance. The Latin America region was a notable source of underperformance to the Index during the year and drove overall losses for the Fund. Mexico was the main detractor where the Fund was hurt by an overweight position and negative stock selection in the materials sector. India was the other source of weakness during the year, driven by negative stock selection in the consumer discretionary and financials sectors.

How did the Fund perform over the last 10 years?

	Class J shares with maximum sales charge $13,188	MSCI Emerging Markets Index NTR $14,012
10/14	10,000	10,000
11/14	9,917	9,894
12/14	9,455	9,438
1/15	9,577	9,495
2/15	9,816	9,789
3/15	9,740	9,650
4/15	10,362	10,392
5/15	10,018	9,976
6/15	9,761	9,717
7/15	9,174	9,043
8/15	8,401	8,225
9/15	8,233	7,978
10/15	8,653	8,547
11/15	8,397	8,213
12/15	8,130	8,030
1/16	7,700	7,509
2/16	7,506	7,497
3/16	8,404	8,489
4/16	8,404	8,535
5/16	8,134	8,217
6/16	8,489	8,545
7/16	8,915	8,975
8/16	9,104	9,198
9/16	9,281	9,317
10/16	9,248	9,339
11/16	8,847	8,909
12/16	8,818	8,929
1/17	9,449	9,417
2/17	9,646	9,705
3/17	9,923	9,950
4/17	10,102	10,168
5/17	10,332	10,469
6/17	10,571	10,574
7/17	11,420	11,205
8/17	11,714	11,455
9/17	11,731	11,409
10/17	11,987	11,809
11/17	12,016	11,833
12/17	12,424	12,258
1/18	13,587	13,279
2/18	12,889	12,667
3/18	12,760	12,431
4/18	12,441	12,376
5/18	12,118	11,938
6/18	11,502	11,442
7/18	11,623	11,693
8/18	11,101	11,377
9/18	11,041	11,316
10/18	9,973	10,331
11/18	10,210	10,757
12/18	9,809	10,472
1/19	10,596	11,389
2/19	10,529	11,414
3/19	10,703	11,510
4/19	10,956	11,752
5/19	10,111	10,900
6/19	10,765	11,580
7/19	10,480	11,438
8/19	10,200	10,881
9/19	10,347	11,088
10/19	10,711	11,556
11/19	10,734	11,540
12/19	11,520	12,401
1/20	10,961	11,823
2/20	10,521	11,199
3/20	8,714	9,474
4/20	9,530	10,342
5/20	9,764	10,421
6/20	10,424	11,187
7/20	11,428	12,187
8/20	11,763	12,457
9/20	11,612	12,257
10/20	11,891	12,509
11/20	12,785	13,666
12/20	13,764	14,671
1/21	14,371	15,121
2/21	14,560	15,236
3/21	14,440	15,006
4/21	14,734	15,380
5/21	15,033	15,737
6/21	15,217	15,764
7/21	14,325	14,703
8/21	14,555	15,088
9/21	13,898	14,488
10/21	14,086	14,631
11/21	13,461	14,035
12/21	13,854	14,298
1/22	13,626	14,027
2/22	12,699	13,608
3/22	12,238	13,301
4/22	11,623	12,561
5/22	11,722	12,616
6/22	11,008	11,778
7/22	10,944	11,749
8/22	10,859	11,798
9/22	9,783	10,415
10/22	9,535	10,091
11/22	11,008	11,588
12/22	10,698	11,425
1/23	11,622	12,328
2/23	10,884	11,528
3/23	11,240	11,877
4/23	11,130	11,743
5/23	11,004	11,546
6/23	11,562	11,984
7/23	12,135	12,730
8/23	11,542	11,946
9/23	11,215	11,633
10/23	10,914	11,181
11/23	11,682	12,076
12/23	12,059	12,548
1/24	11,690	11,966
2/24	12,213	12,535
3/24	12,567	12,845
4/24	12,495	12,903
5/24	12,547	12,976
6/24	13,039	13,488
7/24	12,962	13,528
8/24	12,967	13,746
9/24	13,691	14,664
10/24	13,188	14,012

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	20.84%	4.25%	2.81%
Class J Shares Including Sales Charge	19.84%	4.25%	2.81%
MSCI Emerging Markets Index NTR	25.31%	3.93%	3.43%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,421,190
  Total Number of Portfolio Holdings134
  Portfolio Turnover Rate 28.5%
  Total Advisory Fees Paid (amount in thousands)$4,058

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	94.86%
Investment Companies	4.36%
Preferred Stocks	0.97%
Other Assets and Liabilities	(0.19)%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
China	21.85%
Taiwan	20.08%
India	15.82%
Korea, Republic Of	8.69%
United States	4.36%
Brazil	4.25%
Hong Kong	3.72%
Indonesia	3.08%
Mexico	3.01%
Uruguay	2.49%
Greece	2.49%
Saudi Arabia	1.78%
South Africa	1.33%
Thailand	1.09%
Poland	1.08%
Canada	1.05%
Ireland	1.03%
Singapore	1.01%
Vietnam	0.61%
Peru	0.23%
Other CountriesFootnote Reference*	1.14%
Other Assets and Liabilities	(0.19)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes countries other than the top twenty

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV844ARJ-0

Institutional

PIEIX

Global Emerging Markets Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Global Emerging Markets Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$123	1.11%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies at the time of purchase. The Fund's managers consider “emerging market” to mean any market that is considered to be an emerging market by the international financial community (including the MSCI Emerging Markets Index or Bloomberg Emerging Markets USD Aggregate Bond Index). It invests in equity securities regardless of market capitalization (small, medium or large) and style (growth or value). The Asia ex-China region outperformed the Index during the fiscal year, led by gains in Taiwan and South Korea. Within Taiwan, an overweight position to the information technology sector drove outperformance and positive performance in South Korea was attributable to the industrials sector where our defense company, LIG Nex1, was a notable contributor. The Fund also outperformed the Index in China, mostly driven by the consumer discretionary sector. An overweight position to the sector and our holding, JD.com, were the main sources of outperformance. The Latin America region was a notable source of underperformance to the Index during the year and drove overall losses for the Fund. Mexico was the main detractor where the Fund was hurt by an overweight position and negative stock selection in the materials sector. India was the other source of weakness during the year, driven by negative stock selection in the consumer discretionary and financials sectors.

How did the Fund perform over the last 10 years?

	Institutional shares at net asset value $13,492	MSCI Emerging Markets Index NTR $14,012
10/14	10,000	10,000
11/14	9,920	9,894
12/14	9,460	9,438
1/15	9,587	9,495
2/15	9,832	9,789
3/15	9,759	9,650
4/15	10,384	10,392
5/15	10,041	9,976
6/15	9,787	9,717
7/15	9,202	9,043
8/15	8,429	8,225
9/15	8,266	7,978
10/15	8,687	8,547
11/15	8,438	8,213
12/15	8,171	8,030
1/16	7,738	7,509
2/16	7,548	7,497
3/16	8,452	8,489
4/16	8,456	8,535
5/16	8,188	8,217
6/16	8,547	8,545
7/16	8,976	8,975
8/16	9,170	9,198
9/16	9,351	9,317
10/16	9,318	9,339
11/16	8,918	8,909
12/16	8,891	8,929
1/17	9,527	9,417
2/17	9,728	9,705
3/17	10,008	9,950
4/17	10,193	10,168
5/17	10,427	10,469
6/17	10,670	10,574
7/17	11,528	11,205
8/17	11,829	11,455
9/17	11,846	11,409
10/17	12,106	11,809
11/17	12,139	11,833
12/17	12,552	12,258
1/18	13,729	13,279
2/18	13,026	12,667
3/18	12,899	12,431
4/18	12,577	12,376
5/18	12,251	11,938
6/18	11,632	11,442
7/18	11,755	11,693
8/18	11,234	11,377
9/18	11,171	11,316
10/18	10,095	10,331
11/18	10,336	10,757
12/18	9,933	10,472
1/19	10,731	11,389
2/19	10,665	11,414
3/19	10,840	11,510
4/19	11,103	11,752
5/19	10,245	10,900
6/19	10,911	11,580
7/19	10,621	11,438
8/19	10,337	10,881
9/19	10,490	11,088
10/19	10,862	11,556
11/19	10,884	11,540
12/19	11,682	12,401
1/20	11,121	11,823
2/20	10,674	11,199
3/20	8,843	9,474
4/20	9,670	10,342
5/20	9,910	10,421
6/20	10,579	11,187
7/20	11,605	12,187
8/20	11,944	12,457
9/20	11,795	12,257
10/20	12,080	12,509
11/20	12,988	13,666
12/20	13,985	14,671
1/21	14,602	15,121
2/21	14,793	15,236
3/21	14,679	15,006
4/21	14,979	15,380
5/21	15,283	15,737
6/21	15,474	15,764
7/21	14,566	14,703
8/21	14,802	15,088
9/21	14,139	14,488
10/21	14,334	14,631
11/21	13,699	14,035
12/21	14,099	14,298
1/22	13,869	14,027
2/22	12,929	13,608
3/22	12,459	13,301
4/22	11,833	12,561
5/22	11,936	12,616
6/22	11,216	11,778
7/22	11,148	11,749
8/22	11,064	11,798
9/22	9,968	10,415
10/22	9,719	10,091
11/22	11,221	11,588
12/22	10,905	11,425
1/23	11,854	12,328
2/23	11,099	11,528
3/23	11,466	11,877
4/23	11,352	11,743
5/23	11,228	11,546
6/23	11,799	11,984
7/23	12,385	12,730
8/23	11,784	11,946
9/23	11,451	11,633
10/23	11,143	11,181
11/23	11,933	12,076
12/23	12,319	12,548
1/24	11,948	11,966
2/24	12,481	12,535
3/24	12,847	12,845
4/24	12,766	12,903
5/24	12,821	12,976
6/24	13,329	13,488
7/24	13,253	13,528
8/24	13,258	13,746
9/24	14,005	14,664
10/24	13,492	14,012

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	21.07%	4.43%	3.04%
MSCI Emerging Markets Index NTR	25.31%	3.93%	3.43%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,421,190
  Total Number of Portfolio Holdings134
  Portfolio Turnover Rate 28.5%
  Total Advisory Fees Paid (amount in thousands)$4,058

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	94.86%
Investment Companies	4.36%
Preferred Stocks	0.97%
Other Assets and Liabilities	(0.19)%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
China	21.85%
Taiwan	20.08%
India	15.82%
Korea, Republic Of	8.69%
United States	4.36%
Brazil	4.25%
Hong Kong	3.72%
Indonesia	3.08%
Mexico	3.01%
Uruguay	2.49%
Greece	2.49%
Saudi Arabia	1.78%
South Africa	1.33%
Thailand	1.09%
Poland	1.08%
Canada	1.05%
Ireland	1.03%
Singapore	1.01%
Vietnam	0.61%
Peru	0.23%
Other CountriesFootnote Reference*	1.14%
Other Assets and Liabilities	(0.19)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes countries other than the top twenty

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV844ARI-0

R-1

PIXEX

Global Emerging Markets Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Global Emerging Markets Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$213	1.94%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies at the time of purchase. The Fund's managers consider “emerging market” to mean any market that is considered to be an emerging market by the international financial community (including the MSCI Emerging Markets Index or Bloomberg Emerging Markets USD Aggregate Bond Index). It invests in equity securities regardless of market capitalization (small, medium or large) and style (growth or value). The Asia ex-China region outperformed the Index during the fiscal year, led by gains in Taiwan and South Korea. Within Taiwan, an overweight position to the information technology sector drove outperformance and positive performance in South Korea was attributable to the industrials sector where our defense company, LIG Nex1, was a notable contributor. The Fund also outperformed the Index in China, mostly driven by the consumer discretionary sector. An overweight position to the sector and our holding, JD.com, were the main sources of outperformance. The Latin America region was a notable source of underperformance to the Index during the year and drove overall losses for the Fund. Mexico was the main detractor where the Fund was hurt by an overweight position and negative stock selection in the materials sector. India was the other source of weakness during the year, driven by negative stock selection in the consumer discretionary and financials sectors.

How did the Fund perform over the last 10 years?

	R-1 shares at net asset value $12,423	MSCI Emerging Markets Index NTR $14,012
10/14	10,000	10,000
11/14	9,911	9,894
12/14	9,446	9,438
1/15	9,564	9,495
2/15	9,801	9,789
3/15	9,724	9,650
4/15	10,337	10,392
5/15	9,989	9,976
6/15	9,732	9,717
7/15	9,144	9,043
8/15	8,367	8,225
9/15	8,200	7,978
10/15	8,612	8,547
11/15	8,355	8,213
12/15	8,085	8,030
1/16	7,652	7,509
2/16	7,456	7,497
3/16	8,347	8,489
4/16	8,343	8,535
5/16	8,073	8,217
6/16	8,424	8,545
7/16	8,841	8,975
8/16	9,025	9,198
9/16	9,197	9,317
10/16	9,160	9,339
11/16	8,760	8,909
12/16	8,725	8,929
1/17	9,341	9,417
2/17	9,534	9,705
3/17	9,801	9,950
4/17	9,973	10,168
5/17	10,195	10,469
6/17	10,429	10,574
7/17	11,259	11,205
8/17	11,542	11,455
9/17	11,554	11,409
10/17	11,801	11,809
11/17	11,825	11,833
12/17	12,218	12,258
1/18	13,357	13,279
2/18	12,664	12,667
3/18	12,532	12,431
4/18	12,210	12,376
5/18	11,888	11,938
6/18	11,278	11,442
7/18	11,389	11,693
8/18	10,878	11,377
9/18	10,808	11,316
10/18	9,760	10,331
11/18	9,983	10,757
12/18	9,587	10,472
1/19	10,352	11,389
2/19	10,284	11,414
3/19	10,445	11,510
4/19	10,690	11,752
5/19	9,858	10,900
6/19	10,495	11,580
7/19	10,208	11,438
8/19	9,930	10,881
9/19	10,065	11,088
10/19	10,415	11,556
11/19	10,432	11,540
12/19	11,185	12,401
1/20	10,641	11,823
2/20	10,209	11,199
3/20	8,447	9,474
4/20	9,237	10,342
5/20	9,458	10,421
6/20	10,092	11,187
7/20	11,060	12,187
8/20	11,375	12,457
9/20	11,228	12,257
10/20	11,487	12,509
11/20	12,347	13,666
12/20	13,284	14,671
1/21	13,863	15,121
2/21	14,035	15,236
3/21	13,919	15,006
4/21	14,191	15,380
5/21	14,471	15,737
6/21	14,644	15,764
7/21	13,776	14,703
8/21	13,988	15,088
9/21	13,353	14,488
10/21	13,526	14,631
11/21	12,921	14,035
12/21	13,288	14,298
1/22	13,061	14,027
2/22	12,170	13,608
3/22	11,722	13,301
4/22	11,126	12,561
5/22	11,214	12,616
6/22	10,526	11,778
7/22	10,456	11,749
8/22	10,373	11,798
9/22	9,339	10,415
10/22	9,099	10,091
11/22	10,498	11,588
12/22	10,201	11,425
1/23	11,075	12,328
2/23	10,364	11,528
3/23	10,698	11,877
4/23	10,587	11,743
5/23	10,461	11,546
6/23	10,987	11,984
7/23	11,526	12,730
8/23	10,954	11,946
9/23	10,643	11,633
10/23	10,350	11,181
11/23	11,070	12,076
12/23	11,420	12,548
1/24	11,066	11,966
2/24	11,556	12,535
3/24	11,886	12,845
4/24	11,806	12,903
5/24	11,853	12,976
6/24	12,310	13,488
7/24	12,230	13,528
8/24	12,230	13,746
9/24	12,908	14,664
10/24	12,423	14,012

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-1 Shares	20.03%	3.59%	2.19%
MSCI Emerging Markets Index NTR	25.31%	3.93%	3.43%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,421,190
  Total Number of Portfolio Holdings134
  Portfolio Turnover Rate 28.5%
  Total Advisory Fees Paid (amount in thousands)$4,058

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	94.86%
Investment Companies	4.36%
Preferred Stocks	0.97%
Other Assets and Liabilities	(0.19)%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
China	21.85%
Taiwan	20.08%
India	15.82%
Korea, Republic Of	8.69%
United States	4.36%
Brazil	4.25%
Hong Kong	3.72%
Indonesia	3.08%
Mexico	3.01%
Uruguay	2.49%
Greece	2.49%
Saudi Arabia	1.78%
South Africa	1.33%
Thailand	1.09%
Poland	1.08%
Canada	1.05%
Ireland	1.03%
Singapore	1.01%
Vietnam	0.61%
Peru	0.23%
Other CountriesFootnote Reference*	1.14%
Other Assets and Liabilities	(0.19)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes countries other than the top twenty

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV844ARR1-0

R-3

PEAPX

Global Emerging Markets Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Global Emerging Markets Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$180	1.63%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies at the time of purchase. The Fund's managers consider “emerging market” to mean any market that is considered to be an emerging market by the international financial community (including the MSCI Emerging Markets Index or Bloomberg Emerging Markets USD Aggregate Bond Index). It invests in equity securities regardless of market capitalization (small, medium or large) and style (growth or value). The Asia ex-China region outperformed the Index during the fiscal year, led by gains in Taiwan and South Korea. Within Taiwan, an overweight position to the information technology sector drove outperformance and positive performance in South Korea was attributable to the industrials sector where our defense company, LIG Nex1, was a notable contributor. The Fund also outperformed the Index in China, mostly driven by the consumer discretionary sector. An overweight position to the sector and our holding, JD.com, were the main sources of outperformance. The Latin America region was a notable source of underperformance to the Index during the year and drove overall losses for the Fund. Mexico was the main detractor where the Fund was hurt by an overweight position and negative stock selection in the materials sector. India was the other source of weakness during the year, driven by negative stock selection in the consumer discretionary and financials sectors.

How did the Fund perform over the last 10 years?

	R-3 shares at net asset value $12,820	MSCI Emerging Markets Index NTR $14,012
10/14	10,000	10,000
11/14	9,915	9,894
12/14	9,451	9,438
1/15	9,574	9,495
2/15	9,816	9,789
3/15	9,738	9,650
4/15	10,356	10,392
5/15	10,008	9,976
6/15	9,754	9,717
7/15	9,165	9,043
8/15	8,391	8,225
9/15	8,223	7,978
10/15	8,640	8,547
11/15	8,387	8,213
12/15	8,115	8,030
1/16	7,684	7,509
2/16	7,491	7,497
3/16	8,386	8,489
4/16	8,386	8,535
5/16	8,115	8,217
6/16	8,468	8,545
7/16	8,891	8,975
8/16	9,080	9,198
9/16	9,256	9,317
10/16	9,219	9,339
11/16	8,817	8,909
12/16	8,784	8,929
1/17	9,413	9,417
2/17	9,608	9,705
3/17	9,877	9,950
4/17	10,055	10,168
5/17	10,283	10,469
6/17	10,519	10,574
7/17	11,355	11,205
8/17	11,649	11,455
9/17	11,661	11,409
10/17	11,914	11,809
11/17	11,943	11,833
12/17	12,343	12,258
1/18	13,494	13,279
2/18	12,798	12,667
3/18	12,669	12,431
4/18	12,347	12,376
5/18	12,022	11,938
6/18	11,413	11,442
7/18	11,526	11,693
8/18	11,009	11,377
9/18	10,946	11,316
10/18	9,883	10,331
11/18	10,116	10,757
12/18	9,715	10,472
1/19	10,490	11,389
2/19	10,426	11,414
3/19	10,593	11,510
4/19	10,845	11,752
5/19	10,002	10,900
6/19	10,648	11,580
7/19	10,362	11,438
8/19	10,079	10,881
9/19	10,225	11,088
10/19	10,580	11,556
11/19	10,601	11,540
12/19	11,370	12,401
1/20	10,821	11,823
2/20	10,381	11,199
3/20	8,597	9,474
4/20	9,397	10,342
5/20	9,626	10,421
6/20	10,276	11,187
7/20	11,265	12,187
8/20	11,590	12,457
9/20	11,436	12,257
10/20	11,709	12,509
11/20	12,588	13,666
12/20	13,546	14,671
1/21	14,139	15,121
2/21	14,320	15,236
3/21	14,201	15,006
4/21	14,482	15,380
5/21	14,777	15,737
6/21	14,953	15,764
7/21	14,073	14,703
8/21	14,293	15,088
9/21	13,647	14,488
10/21	13,827	14,631
11/21	13,212	14,035
12/21	13,589	14,298
1/22	13,363	14,027
2/22	12,453	13,608
3/22	11,996	13,301
4/22	11,388	12,561
5/22	11,482	12,616
6/22	10,785	11,778
7/22	10,714	11,749
8/22	10,634	11,798
9/22	9,573	10,415
10/22	9,328	10,091
11/22	10,771	11,588
12/22	10,463	11,425
1/23	11,367	12,328
2/23	10,639	11,528
3/23	10,986	11,877
4/23	10,872	11,743
5/23	10,748	11,546
6/23	11,291	11,984
7/23	11,843	12,730
8/23	11,262	11,946
9/23	10,943	11,633
10/23	10,644	11,181
11/23	11,391	12,076
12/23	11,751	12,548
1/24	11,392	11,966
2/24	11,896	12,535
3/24	12,239	12,845
4/24	12,162	12,903
5/24	12,210	12,976
6/24	12,689	13,488
7/24	12,612	13,528
8/24	12,612	13,746
9/24	13,314	14,664
10/24	12,820	14,012

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-3 Shares	20.45%	3.92%	2.52%
MSCI Emerging Markets Index NTR	25.31%	3.93%	3.43%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,421,190
  Total Number of Portfolio Holdings134
  Portfolio Turnover Rate 28.5%
  Total Advisory Fees Paid (amount in thousands)$4,058

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	94.86%
Investment Companies	4.36%
Preferred Stocks	0.97%
Other Assets and Liabilities	(0.19)%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
China	21.85%
Taiwan	20.08%
India	15.82%
Korea, Republic Of	8.69%
United States	4.36%
Brazil	4.25%
Hong Kong	3.72%
Indonesia	3.08%
Mexico	3.01%
Uruguay	2.49%
Greece	2.49%
Saudi Arabia	1.78%
South Africa	1.33%
Thailand	1.09%
Poland	1.08%
Canada	1.05%
Ireland	1.03%
Singapore	1.01%
Vietnam	0.61%
Peru	0.23%
Other CountriesFootnote Reference*	1.14%
Other Assets and Liabilities	(0.19)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes countries other than the top twenty

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV844ARR3-0

R-4

PESSX

Global Emerging Markets Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Global Emerging Markets Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$159	1.44%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies at the time of purchase. The Fund's managers consider “emerging market” to mean any market that is considered to be an emerging market by the international financial community (including the MSCI Emerging Markets Index or Bloomberg Emerging Markets USD Aggregate Bond Index). It invests in equity securities regardless of market capitalization (small, medium or large) and style (growth or value). The Asia ex-China region outperformed the Index during the fiscal year, led by gains in Taiwan and South Korea. Within Taiwan, an overweight position to the information technology sector drove outperformance and positive performance in South Korea was attributable to the industrials sector where our defense company, LIG Nex1, was a notable contributor. The Fund also outperformed the Index in China, mostly driven by the consumer discretionary sector. An overweight position to the sector and our holding, JD.com, were the main sources of outperformance. The Latin America region was a notable source of underperformance to the Index during the year and drove overall losses for the Fund. Mexico was the main detractor where the Fund was hurt by an overweight position and negative stock selection in the materials sector. India was the other source of weakness during the year, driven by negative stock selection in the consumer discretionary and financials sectors.

How did the Fund perform over the last 10 years?

	R-4 shares at net asset value $13,062	MSCI Emerging Markets Index NTR $14,012
10/14	10,000	10,000
11/14	9,915	9,894
12/14	9,454	9,438
1/15	9,577	9,495
2/15	9,818	9,789
3/15	9,744	9,650
4/15	10,365	10,392
5/15	10,022	9,976
6/15	9,764	9,717
7/15	9,177	9,043
8/15	8,405	8,225
9/15	8,238	7,978
10/15	8,658	8,547
11/15	8,401	8,213
12/15	8,134	8,030
1/16	7,704	7,509
2/16	7,511	7,497
3/16	8,408	8,489
4/16	8,408	8,535
5/16	8,138	8,217
6/16	8,494	8,545
7/16	8,921	8,975
8/16	9,109	9,198
9/16	9,285	9,317
10/16	9,252	9,339
11/16	8,851	8,909
12/16	8,822	8,929
1/17	9,451	9,417
2/17	9,646	9,705
3/17	9,923	9,950
4/17	10,101	10,168
5/17	10,329	10,469
6/17	10,569	10,574
7/17	11,414	11,205
8/17	11,708	11,455
9/17	11,725	11,409
10/17	11,982	11,809
11/17	12,011	11,833
12/17	12,419	12,258
1/18	13,577	13,279
2/18	12,879	12,667
3/18	12,749	12,431
4/18	12,432	12,376
5/18	12,106	11,938
6/18	11,492	11,442
7/18	11,609	11,693
8/18	11,090	11,377
9/18	11,024	11,316
10/18	9,958	10,331
11/18	10,192	10,757
12/18	9,793	10,472
1/19	10,575	11,389
2/19	10,511	11,414
3/19	10,678	11,510
4/19	10,936	11,752
5/19	10,089	10,900
6/19	10,743	11,580
7/19	10,455	11,438
8/19	10,171	10,881
9/19	10,317	11,088
10/19	10,683	11,556
11/19	10,704	11,540
12/19	11,480	12,401
1/20	10,924	11,823
2/20	10,487	11,199
3/20	8,681	9,474
4/20	9,493	10,342
5/20	9,727	10,421
6/20	10,381	11,187
7/20	11,383	12,187
8/20	11,714	12,457
9/20	11,564	12,257
10/20	11,842	12,509
11/20	12,730	13,666
12/20	13,703	14,671
1/21	14,308	15,121
2/21	14,490	15,236
3/21	14,375	15,006
4/21	14,662	15,380
5/21	14,958	15,737
6/21	15,140	15,764
7/21	14,251	14,703
8/21	14,476	15,088
9/21	13,826	14,488
10/21	14,012	14,631
11/21	13,389	14,035
12/21	13,776	14,298
1/22	13,548	14,027
2/22	12,626	13,608
3/22	12,165	13,301
4/22	11,553	12,561
5/22	11,648	12,616
6/22	10,940	11,778
7/22	10,873	11,749
8/22	10,788	11,798
9/22	9,719	10,415
10/22	9,472	10,091
11/22	10,930	11,588
12/22	10,628	11,425
1/23	11,546	12,328
2/23	10,806	11,528
3/23	11,157	11,877
4/23	11,046	11,743
5/23	10,921	11,546
6/23	11,478	11,984
7/23	12,040	12,730
8/23	11,450	11,946
9/23	11,128	11,633
10/23	10,825	11,181
11/23	11,589	12,076
12/23	11,957	12,548
1/24	11,590	11,966
2/24	12,109	12,535
3/24	12,461	12,845
4/24	12,382	12,903
5/24	12,436	12,976
6/24	12,920	13,488
7/24	12,842	13,528
8/24	12,847	13,746
9/24	13,565	14,664
10/24	13,062	14,012

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-4 Shares	20.66%	4.10%	2.71%
MSCI Emerging Markets Index NTR	25.31%	3.93%	3.43%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,421,190
  Total Number of Portfolio Holdings134
  Portfolio Turnover Rate 28.5%
  Total Advisory Fees Paid (amount in thousands)$4,058

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	94.86%
Investment Companies	4.36%
Preferred Stocks	0.97%
Other Assets and Liabilities	(0.19)%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
China	21.85%
Taiwan	20.08%
India	15.82%
Korea, Republic Of	8.69%
United States	4.36%
Brazil	4.25%
Hong Kong	3.72%
Indonesia	3.08%
Mexico	3.01%
Uruguay	2.49%
Greece	2.49%
Saudi Arabia	1.78%
South Africa	1.33%
Thailand	1.09%
Poland	1.08%
Canada	1.05%
Ireland	1.03%
Singapore	1.01%
Vietnam	0.61%
Peru	0.23%
Other CountriesFootnote Reference*	1.14%
Other Assets and Liabilities	(0.19)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes countries other than the top twenty

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV844ARR4-0

R-5

PEPSX

Global Emerging Markets Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Global Emerging Markets Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$146	1.32%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies at the time of purchase. The Fund's managers consider “emerging market” to mean any market that is considered to be an emerging market by the international financial community (including the MSCI Emerging Markets Index or Bloomberg Emerging Markets USD Aggregate Bond Index). It invests in equity securities regardless of market capitalization (small, medium or large) and style (growth or value). The Asia ex-China region outperformed the Index during the fiscal year, led by gains in Taiwan and South Korea. Within Taiwan, an overweight position to the information technology sector drove outperformance and positive performance in South Korea was attributable to the industrials sector where our defense company, LIG Nex1, was a notable contributor. The Fund also outperformed the Index in China, mostly driven by the consumer discretionary sector. An overweight position to the sector and our holding, JD.com, were the main sources of outperformance. The Latin America region was a notable source of underperformance to the Index during the year and drove overall losses for the Fund. Mexico was the main detractor where the Fund was hurt by an overweight position and negative stock selection in the materials sector. India was the other source of weakness during the year, driven by negative stock selection in the consumer discretionary and financials sectors.

How did the Fund perform over the last 10 years?

	R-5 shares at net asset value $13,214	MSCI Emerging Markets Index NTR $14,012
10/14	10,000	10,000
11/14	9,916	9,894
12/14	9,458	9,438
1/15	9,580	9,495
2/15	9,821	9,789
3/15	9,748	9,650
4/15	10,371	10,392
5/15	10,025	9,976
6/15	9,772	9,717
7/15	9,185	9,043
8/15	8,410	8,225
9/15	8,247	7,978
10/15	8,667	8,547
11/15	8,410	8,213
12/15	8,146	8,030
1/16	7,715	7,509
2/16	7,522	7,497
3/16	8,424	8,489
4/16	8,420	8,535
5/16	8,154	8,217
6/16	8,511	8,545
7/16	8,937	8,975
8/16	9,130	9,198
9/16	9,306	9,317
10/16	9,273	9,339
11/16	8,876	8,909
12/16	8,845	8,929
1/17	9,476	9,417
2/17	9,675	9,705
3/17	9,949	9,950
4/17	10,131	10,168
5/17	10,364	10,469
6/17	10,600	10,574
7/17	11,450	11,205
8/17	11,749	11,455
9/17	11,766	11,409
10/17	12,023	11,809
11/17	12,056	11,833
12/17	12,462	12,258
1/18	13,631	13,279
2/18	12,927	12,667
3/18	12,801	12,431
4/18	12,483	12,376
5/18	12,156	11,938
6/18	11,540	11,442
7/18	11,657	11,693
8/18	11,138	11,377
9/18	11,075	11,316
10/18	10,002	10,331
11/18	10,237	10,757
12/18	9,839	10,472
1/19	10,625	11,389
2/19	10,561	11,414
3/19	10,734	11,510
4/19	10,993	11,752
5/19	10,141	10,900
6/19	10,798	11,580
7/19	10,509	11,438
8/19	10,228	10,881
9/19	10,375	11,088
10/19	10,742	11,556
11/19	10,764	11,540
12/19	11,548	12,401
1/20	10,992	11,823
2/20	10,551	11,199
3/20	8,736	9,474
4/20	9,554	10,342
5/20	9,790	10,421
6/20	10,449	11,187
7/20	11,459	12,187
8/20	11,793	12,457
9/20	11,646	12,257
10/20	11,922	12,509
11/20	12,821	13,666
12/20	13,799	14,671
1/21	14,410	15,121
2/21	14,598	15,236
3/21	14,482	15,006
4/21	14,772	15,380
5/21	15,070	15,737
6/21	15,258	15,764
7/21	14,361	14,703
8/21	14,593	15,088
9/21	13,937	14,488
10/21	14,125	14,631
11/21	13,500	14,035
12/21	13,891	14,298
1/22	13,661	14,027
2/22	12,735	13,608
3/22	12,270	13,301
4/22	11,651	12,561
5/22	11,752	12,616
6/22	11,037	11,778
7/22	10,970	11,749
8/22	10,888	11,798
9/22	9,809	10,415
10/22	9,560	10,091
11/22	11,037	11,588
12/22	10,729	11,425
1/23	11,657	12,328
2/23	10,909	11,528
3/23	11,268	11,877
4/23	11,157	11,743
5/23	11,035	11,546
6/23	11,594	11,984
7/23	12,162	12,730
8/23	11,570	11,946
9/23	11,244	11,633
10/23	10,938	11,181
11/23	11,710	12,076
12/23	12,087	12,548
1/24	11,716	11,966
2/24	12,240	12,535
3/24	12,596	12,845
4/24	12,522	12,903
5/24	12,571	12,976
6/24	13,066	13,488
7/24	12,992	13,528
8/24	12,997	13,746
9/24	13,724	14,664
10/24	13,214	14,012

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-5 Shares	20.81%	4.23%	2.83%
MSCI Emerging Markets Index NTR	25.31%	3.93%	3.43%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,421,190
  Total Number of Portfolio Holdings134
  Portfolio Turnover Rate 28.5%
  Total Advisory Fees Paid (amount in thousands)$4,058

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	94.86%
Investment Companies	4.36%
Preferred Stocks	0.97%
Other Assets and Liabilities	(0.19)%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
China	21.85%
Taiwan	20.08%
India	15.82%
Korea, Republic Of	8.69%
United States	4.36%
Brazil	4.25%
Hong Kong	3.72%
Indonesia	3.08%
Mexico	3.01%
Uruguay	2.49%
Greece	2.49%
Saudi Arabia	1.78%
South Africa	1.33%
Thailand	1.09%
Poland	1.08%
Canada	1.05%
Ireland	1.03%
Singapore	1.01%
Vietnam	0.61%
Peru	0.23%
Other CountriesFootnote Reference*	1.14%
Other Assets and Liabilities	(0.19)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes countries other than the top twenty

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV844ARR5-0

R-6

PIIMX

Global Emerging Markets Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Global Emerging Markets Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$113	1.02%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies at the time of purchase. The Fund's managers consider “emerging market” to mean any market that is considered to be an emerging market by the international financial community (including the MSCI Emerging Markets Index or Bloomberg Emerging Markets USD Aggregate Bond Index). It invests in equity securities regardless of market capitalization (small, medium or large) and style (growth or value). The Asia ex-China region outperformed the Index during the fiscal year, led by gains in Taiwan and South Korea. Within Taiwan, an overweight position to the information technology sector drove outperformance and positive performance in South Korea was attributable to the industrials sector where our defense company, LIG Nex1, was a notable contributor. The Fund also outperformed the Index in China, mostly driven by the consumer discretionary sector. An overweight position to the sector and our holding, JD.com, were the main sources of outperformance. The Latin America region was a notable source of underperformance to the Index during the year and drove overall losses for the Fund. Mexico was the main detractor where the Fund was hurt by an overweight position and negative stock selection in the materials sector. India was the other source of weakness during the year, driven by negative stock selection in the consumer discretionary and financials sectors.

How did the Fund perform over the last 10 years?

	R-6 shares at net asset value $13,425	MSCI Emerging Markets Index NTR $14,012
10/14	10,000	10,000
11/14	9,915	9,894
12/14	9,451	9,438
1/15	9,574	9,495
2/15	9,816	9,789
3/15	9,738	9,650
4/15	10,356	10,392
5/15	10,008	9,976
6/15	9,754	9,717
7/15	9,165	9,043
8/15	8,391	8,225
9/15	8,223	7,978
10/15	8,640	8,547
11/15	8,387	8,213
12/15	8,115	8,030
1/16	7,684	7,509
2/16	7,491	7,497
3/16	8,386	8,489
4/16	8,386	8,535
5/16	8,115	8,217
6/16	8,468	8,545
7/16	8,891	8,975
8/16	9,080	9,198
9/16	9,256	9,317
10/16	9,219	9,339
11/16	8,821	8,909
12/16	8,792	8,929
1/17	9,422	9,417
2/17	9,620	9,705
3/17	9,898	9,950
4/17	10,076	10,168
5/17	10,307	10,469
6/17	10,547	10,574
7/17	11,396	11,205
8/17	11,698	11,455
9/17	11,715	11,409
10/17	11,976	11,809
11/17	12,009	11,833
12/17	12,417	12,258
1/18	13,586	13,279
2/18	12,891	12,667
3/18	12,765	12,431
4/18	12,446	12,376
5/18	12,128	11,938
6/18	11,516	11,442
7/18	11,638	11,693
8/18	11,122	11,377
9/18	11,059	11,316
10/18	9,991	10,331
11/18	10,234	10,757
12/18	9,832	10,472
1/19	10,626	11,389
2/19	10,561	11,414
3/19	10,734	11,510
4/19	10,995	11,752
5/19	10,149	10,900
6/19	10,799	11,580
7/19	10,513	11,438
8/19	10,236	10,881
9/19	10,387	11,088
10/19	10,756	11,556
11/19	10,782	11,540
12/19	11,570	12,401
1/20	11,015	11,823
2/20	10,576	11,199
3/20	8,758	9,474
4/20	9,582	10,342
5/20	9,819	10,421
6/20	10,486	11,187
7/20	11,503	12,187
8/20	11,839	12,457
9/20	11,691	12,257
10/20	11,973	12,509
11/20	12,877	13,666
12/20	13,867	14,671
1/21	14,479	15,121
2/21	14,668	15,236
3/21	14,556	15,006
4/21	14,853	15,380
5/21	15,159	15,737
6/21	15,347	15,764
7/21	14,452	14,703
8/21	14,682	15,088
9/21	14,029	14,488
10/21	14,223	14,631
11/21	13,593	14,035
12/21	13,992	14,298
1/22	13,764	14,027
2/22	12,832	13,608
3/22	12,366	13,301
4/22	11,749	12,561
5/22	11,851	12,616
6/22	11,138	11,778
7/22	11,070	11,749
8/22	10,987	11,798
9/22	9,900	10,415
10/22	9,652	10,091
11/22	11,147	11,588
12/22	10,834	11,425
1/23	11,776	12,328
2/23	11,027	11,528
3/23	11,392	11,877
4/23	11,283	11,743
5/23	11,160	11,546
6/23	11,732	11,984
7/23	12,314	12,730
8/23	11,712	11,946
9/23	11,387	11,633
10/23	11,081	11,181
11/23	11,865	12,076
12/23	12,250	12,548
1/24	11,882	11,966
2/24	12,411	12,535
3/24	12,775	12,845
4/24	12,704	12,903
5/24	12,759	12,976
6/24	13,264	13,488
7/24	13,188	13,528
8/24	13,193	13,746
9/24	13,935	14,664
10/24	13,425	14,012

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	21.16%	4.53%	2.99%
MSCI Emerging Markets Index NTR	25.31%	3.93%	3.43%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is December 6, 2000.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,421,190
  Total Number of Portfolio Holdings134
  Portfolio Turnover Rate 28.5%
  Total Advisory Fees Paid (amount in thousands)$4,058

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	94.86%
Investment Companies	4.36%
Preferred Stocks	0.97%
Other Assets and Liabilities	(0.19)%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
China	21.85%
Taiwan	20.08%
India	15.82%
Korea, Republic Of	8.69%
United States	4.36%
Brazil	4.25%
Hong Kong	3.72%
Indonesia	3.08%
Mexico	3.01%
Uruguay	2.49%
Greece	2.49%
Saudi Arabia	1.78%
South Africa	1.33%
Thailand	1.09%
Poland	1.08%
Canada	1.05%
Ireland	1.03%
Singapore	1.01%
Vietnam	0.61%
Peru	0.23%
Other CountriesFootnote Reference*	1.14%
Other Assets and Liabilities	(0.19)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes countries other than the top twenty

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV844ARR6-0

Class A

POSAX

Global Real Estate Securities Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Global Real Estate Securities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$151	1.33%

Management’s Discussion of Fund Performance

The Fund seeks to generate a total return. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. and non-U.S. companies principally engaged in the real estate industry at the time of purchase. For the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. The Fund modestly underperformed the FTSE EPRA/NAREIT Developed Markets Index during the year. The underweight to U.S. malls detracted as the sector outperformed on signs of economic resilience and firm retail sales. An overweight to U.S. single family rental weighed on performance, as the Federal Reserve pivot drove expectations of improving homeownership affordability versus renting, which challenged single-family rental landlords. Detraction also came from an underweight to a U.S. information management company in the process of pivoting its business towards data centers. This stock had strong performance on better than expected pricing power of its document storage business as well as AI tailwinds benefitting its data center portfolio. An overweight to U.S. healthcare, particularly senior housing operators, was a top contributor, benefiting from improved occupancy rates and stable demand. In Australia, our exposure to industrial and data centers was also additive, driven by strong sector-specific demand and resilient fundamentals.

How did the Fund perform over the last 10 years?

	Class A shares with maximum sales charge $13,285	MSCI ACWI NR USD Index $23,808	FTSE EPRA/NAREIT Developed Markets Index NTR $13,260
10/14	9,447	10,000	10,000
11/14	9,512	10,167	10,082
12/14	9,581	9,971	10,119
1/15	10,002	9,815	10,616
2/15	10,013	10,362	10,551
3/15	10,015	10,201	10,521
4/15	9,847	10,497	10,356
5/15	9,758	10,483	10,203
6/15	9,391	10,237	9,795
7/15	9,726	10,325	10,130
8/15	9,156	9,618	9,527
9/15	9,305	9,269	9,636
10/15	9,786	9,997	10,184
11/15	9,596	9,914	9,958
12/15	9,685	9,735	10,039
1/16	9,176	9,148	9,609
2/16	9,084	9,085	9,650
3/16	9,985	9,759	10,564
4/16	9,881	9,903	10,554
5/16	9,904	9,915	10,549
6/16	10,233	9,855	10,930
7/16	10,687	10,280	11,478
8/16	10,454	10,314	11,178
9/16	10,355	10,378	11,066
10/16	9,737	10,201	10,437
11/16	9,411	10,279	10,152
12/16	9,691	10,501	10,447
1/17	9,727	10,788	10,504
2/17	10,074	11,091	10,831
3/17	9,953	11,226	10,663
4/17	10,097	11,401	10,779
5/17	10,241	11,653	10,872
6/17	10,328	11,706	10,953
7/17	10,544	12,033	11,152
8/17	10,676	12,079	11,166
9/17	10,593	12,313	11,129
10/17	10,666	12,568	11,075
11/17	10,954	12,812	11,383
12/17	11,077	13,018	11,530
1/18	11,201	13,753	11,529
2/18	10,565	13,175	10,756
3/18	10,923	12,884	11,007
4/18	11,085	13,016	11,223
5/18	11,123	13,032	11,408
6/18	11,251	12,962	11,571
7/18	11,364	13,353	11,668
8/18	11,477	13,458	11,779
9/18	11,305	13,516	11,536
10/18	10,852	12,503	11,108
11/18	11,255	12,686	11,521
12/18	10,667	11,793	10,880
1/19	11,831	12,724	12,062
2/19	11,844	13,064	12,045
3/19	12,262	13,228	12,468
4/19	12,171	13,675	12,303
5/19	12,249	12,864	12,267
6/19	12,426	13,706	12,459
7/19	12,426	13,746	12,502
8/19	12,700	13,420	12,736
9/19	12,895	13,703	13,036
10/19	13,343	14,078	13,362
11/19	13,238	14,421	13,199
12/19	13,219	14,929	13,264
1/20	13,426	14,764	13,375
2/20	12,433	13,572	12,273
3/20	9,828	11,740	9,480
4/20	10,476	12,997	10,149
5/20	10,655	13,562	10,173
6/20	10,938	13,996	10,434
7/20	11,462	14,736	10,724
8/20	11,724	15,638	10,994
9/20	11,407	15,134	10,652
10/20	11,020	14,766	10,298
11/20	12,222	16,586	11,656
12/20	12,664	17,356	12,065
1/21	12,483	17,277	11,967
2/21	12,803	17,677	12,410
3/21	13,207	18,149	12,764
4/21	13,972	18,943	13,583
5/21	14,209	19,238	13,827
6/21	14,418	19,491	13,935
7/21	15,002	19,625	14,469
8/21	15,183	20,117	14,659
9/21	14,223	19,286	13,809
10/21	15,072	20,270	14,635
11/21	14,696	19,782	14,307
12/21	15,580	20,573	15,213
1/22	14,654	19,563	14,339
2/22	14,184	19,058	13,985
3/22	14,725	19,470	14,612
4/22	13,956	17,912	13,811
5/22	13,315	17,933	13,211
6/22	12,176	16,421	12,063
7/22	13,173	17,568	13,023
8/22	12,261	16,921	12,178
9/22	10,809	15,301	10,665
10/22	10,951	16,225	10,984
11/22	11,791	17,483	11,723
12/22	11,368	16,795	11,396
1/23	12,430	17,999	12,420
2/23	11,885	17,483	11,872
3/23	11,569	18,022	11,485
4/23	11,827	18,281	11,702
5/23	11,268	18,085	11,178
6/23	11,569	19,136	11,513
7/23	11,928	19,836	11,947
8/23	11,540	19,282	11,546
9/23	10,851	18,484	10,841
10/23	10,406	17,928	10,322
11/23	11,526	19,584	11,418
12/23	12,550	20,524	12,499
1/24	11,962	20,644	11,996
2/24	11,947	21,530	11,925
3/24	12,329	22,206	12,336
4/24	11,595	21,474	11,599
5/24	12,182	22,346	11,995
6/24	12,153	22,843	12,036
7/24	12,888	23,212	12,762
8/24	13,623	23,801	13,561
9/24	13,975	24,354	13,970
10/24	13,285	23,808	13,260

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	27.66%	-0.09%	3.47%
Class A Shares Including Sales Charge	20.67%	-1.22%	2.88%
MSCI ACWI NR USD Index	32.79%	11.08%	9.06%
FTSE EPRA/NAREIT Developed Markets Index NTR	28.46%	-0.15%	2.86%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the MSCI ACWI NR USD Index in order to meet the revised definition of “broad-based securities market index”. The FTSE EPRA/NAREIT Developed Index NTR is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,834,995
  Total Number of Portfolio Holdings74
  Portfolio Turnover Rate 27.5%
  Total Advisory Fees Paid (amount in thousands)$16,380

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.54%
Investment Companies	1.42%
Other Assets and Liabilities	0.04%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United States	64.36%
Japan	7.74%
Australia	6.93%
United Kingdom	4.00%
France	3.39%
Hong Kong	3.19%
Singapore	2.58%
Germany	2.28%
Sweden	1.91%
Canada	1.81%
Spain	1.56%
Mexico	0.21%
Other Assets and Liabilities	0.04%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV837ARA-0

Institutional

POSIX

Global Real Estate Securities Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Global Real Estate Securities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$108	0.95%

Management’s Discussion of Fund Performance

The Fund seeks to generate a total return. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. and non-U.S. companies principally engaged in the real estate industry at the time of purchase. For the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. The Fund modestly underperformed the FTSE EPRA/NAREIT Developed Markets Index during the year. The underweight to U.S. malls detracted as the sector outperformed on signs of economic resilience and firm retail sales. An overweight to U.S. single family rental weighed on performance, as the Federal Reserve pivot drove expectations of improving homeownership affordability versus renting, which challenged single-family rental landlords. Detraction also came from an underweight to a U.S. information management company in the process of pivoting its business towards data centers. This stock had strong performance on better than expected pricing power of its document storage business as well as AI tailwinds benefitting its data center portfolio. An overweight to U.S. healthcare, particularly senior housing operators, was a top contributor, benefiting from improved occupancy rates and stable demand. In Australia, our exposure to industrial and data centers was also additive, driven by strong sector-specific demand and resilient fundamentals.

How did the Fund perform over the last 10 years?

	Institutional shares at net asset value $14,619	MSCI ACWI NR USD Index $23,808	FTSE EPRA/NAREIT Developed Markets Index NTR $13,260
10/14	10,000	10,000	10,000
11/14	10,076	10,167	10,082
12/14	10,152	9,971	10,119
1/15	10,605	9,815	10,616
2/15	10,616	10,362	10,551
3/15	10,627	10,201	10,521
4/15	10,449	10,497	10,356
5/15	10,360	10,483	10,203
6/15	9,970	10,237	9,795
7/15	10,338	10,325	10,130
8/15	9,736	9,618	9,527
9/15	9,896	9,269	9,636
10/15	10,409	9,997	10,184
11/15	10,208	9,914	9,958
12/15	10,307	9,735	10,039
1/16	9,764	9,148	9,609
2/16	9,683	9,085	9,650
3/16	10,639	9,759	10,564
4/16	10,523	9,903	10,554
5/16	10,558	9,915	10,549
6/16	10,907	9,855	10,930
7/16	11,395	10,280	11,478
8/16	11,151	10,314	11,178
9/16	11,052	10,378	11,066
10/16	10,399	10,201	10,437
11/16	10,061	10,279	10,152
12/16	10,353	10,501	10,447
1/17	10,401	10,788	10,504
2/17	10,772	11,091	10,831
3/17	10,649	11,226	10,663
4/17	10,793	11,401	10,779
5/17	10,961	11,653	10,872
6/17	11,058	11,706	10,953
7/17	11,298	12,033	11,152
8/17	11,431	12,079	11,166
9/17	11,357	12,313	11,129
10/17	11,430	12,568	11,075
11/17	11,743	12,812	11,383
12/17	11,878	13,018	11,530
1/18	12,015	13,753	11,529
2/18	11,341	13,175	10,756
3/18	11,722	12,884	11,007
4/18	11,897	13,016	11,223
5/18	11,948	13,032	11,408
6/18	12,099	12,962	11,571
7/18	12,212	13,353	11,668
8/18	12,350	13,458	11,779
9/18	12,162	13,516	11,536
10/18	11,670	12,503	11,108
11/18	12,112	12,686	11,521
12/18	11,482	11,793	10,880
1/19	12,738	12,724	12,062
2/19	12,763	13,064	12,045
3/19	13,205	13,228	12,468
4/19	13,127	13,675	12,303
5/19	13,205	12,864	12,267
6/19	13,395	13,706	12,459
7/19	13,395	13,746	12,502
8/19	13,708	13,420	12,736
9/19	13,929	13,703	13,036
10/19	14,418	14,078	13,362
11/19	14,313	14,421	13,199
12/19	14,296	14,929	13,264
1/20	14,516	14,764	13,375
2/20	13,441	13,572	12,273
3/20	10,629	11,740	9,480
4/20	11,345	12,997	10,149
5/20	11,538	13,562	10,173
6/20	11,846	13,996	10,434
7/20	12,412	14,736	10,724
8/20	12,716	15,638	10,994
9/20	12,369	15,134	10,652
10/20	11,954	14,766	10,298
11/20	13,254	16,586	11,656
12/20	13,738	17,356	12,065
1/21	13,542	17,277	11,967
2/21	13,905	17,677	12,410
3/21	14,351	18,149	12,764
4/21	15,174	18,943	13,583
5/21	15,439	19,238	13,827
6/21	15,662	19,491	13,935
7/21	16,304	19,625	14,469
8/21	16,513	20,117	14,659
9/21	15,481	19,286	13,809
10/21	16,401	20,270	14,635
11/21	15,997	19,782	14,307
12/21	16,957	20,573	15,213
1/22	15,957	19,563	14,339
2/22	15,457	19,058	13,985
3/22	16,057	19,470	14,612
4/22	15,200	17,912	13,811
5/22	14,529	17,933	13,211
6/22	13,286	16,421	12,063
7/22	14,372	17,568	13,023
8/22	13,372	16,921	12,178
9/22	11,800	15,301	10,665
10/22	11,957	16,225	10,984
11/22	12,872	17,483	11,723
12/22	12,425	16,795	11,396
1/23	13,581	17,999	12,420
2/23	12,989	17,483	11,872
3/23	12,657	18,022	11,485
4/23	12,931	18,281	11,702
5/23	12,339	18,085	11,178
6/23	12,671	19,136	11,513
7/23	13,076	19,836	11,947
8/23	12,642	19,282	11,546
9/23	11,891	18,484	10,841
10/23	11,414	17,928	10,322
11/23	12,642	19,584	11,418
12/23	13,774	20,524	12,499
1/24	13,136	20,644	11,996
2/24	13,122	21,530	11,925
3/24	13,537	22,206	12,336
4/24	12,751	21,474	11,599
5/24	13,403	22,346	11,995
6/24	13,374	22,843	12,036
7/24	14,174	23,212	12,762
8/24	14,990	23,801	13,561
9/24	15,375	24,354	13,970
10/24	14,619	23,808	13,260

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	28.08%	0.28%	3.87%
MSCI ACWI NR USD Index	32.79%	11.08%	9.06%
FTSE EPRA/NAREIT Developed Markets Index NTR	28.46%	-0.15%	2.86%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the MSCI ACWI NR USD Index in order to meet the revised definition of “broad-based securities market index”. The FTSE EPRA/NAREIT Developed Index NTR is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,834,995
  Total Number of Portfolio Holdings74
  Portfolio Turnover Rate 27.5%
  Total Advisory Fees Paid (amount in thousands)$16,380

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.54%
Investment Companies	1.42%
Other Assets and Liabilities	0.04%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United States	64.36%
Japan	7.74%
Australia	6.93%
United Kingdom	4.00%
France	3.39%
Hong Kong	3.19%
Singapore	2.58%
Germany	2.28%
Sweden	1.91%
Canada	1.81%
Spain	1.56%
Mexico	0.21%
Other Assets and Liabilities	0.04%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV837ARI-0

R-3

PGRKX

Global Real Estate Securities Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Global Real Estate Securities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$166	1.46%

Management’s Discussion of Fund Performance

The Fund seeks to generate a total return. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. and non-U.S. companies principally engaged in the real estate industry at the time of purchase. For the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. The Fund modestly underperformed the FTSE EPRA/NAREIT Developed Markets Index during the year. The underweight to U.S. malls detracted as the sector outperformed on signs of economic resilience and firm retail sales. An overweight to U.S. single family rental weighed on performance, as the Federal Reserve pivot drove expectations of improving homeownership affordability versus renting, which challenged single-family rental landlords. Detraction also came from an underweight to a U.S. information management company in the process of pivoting its business towards data centers. This stock had strong performance on better than expected pricing power of its document storage business as well as AI tailwinds benefitting its data center portfolio. An overweight to U.S. healthcare, particularly senior housing operators, was a top contributor, benefiting from improved occupancy rates and stable demand. In Australia, our exposure to industrial and data centers was also additive, driven by strong sector-specific demand and resilient fundamentals.

How did the Fund perform over the last 10 years?

	R-3 shares at net asset value $13,908	MSCI ACWI NR USD Index $23,808	FTSE EPRA/NAREIT Developed Markets Index NTR $13,260
10/14	10,000	10,000	10,000
11/14	10,071	10,167	10,082
12/14	10,143	9,971	10,119
1/15	10,591	9,815	10,616
2/15	10,597	10,362	10,551
3/15	10,604	10,201	10,521
4/15	10,421	10,497	10,356
5/15	10,327	10,483	10,203
6/15	9,934	10,237	9,795
7/15	10,296	10,325	10,130
8/15	9,691	9,618	9,527
9/15	9,846	9,269	9,636
10/15	10,352	9,997	10,184
11/15	10,148	9,914	9,958
12/15	10,241	9,735	10,039
1/16	9,697	9,148	9,609
2/16	9,613	9,085	9,650
3/16	10,557	9,759	10,564
4/16	10,443	9,903	10,554
5/16	10,466	9,915	10,549
6/16	10,810	9,855	10,930
7/16	11,294	10,280	11,478
8/16	11,052	10,314	11,178
9/16	10,944	10,378	11,066
10/16	10,298	10,201	10,437
11/16	9,952	10,279	10,152
12/16	10,240	10,501	10,447
1/17	10,276	10,788	10,504
2/17	10,643	11,091	10,831
3/17	10,513	11,226	10,663
4/17	10,655	11,401	10,779
5/17	10,821	11,653	10,872
6/17	10,905	11,706	10,953
7/17	11,142	12,033	11,152
8/17	11,261	12,079	11,166
9/17	11,187	12,313	11,129
10/17	11,258	12,568	11,075
11/17	11,555	12,812	11,383
12/17	11,697	13,018	11,530
1/18	11,819	13,753	11,529
2/18	11,156	13,175	10,756
3/18	11,519	12,884	11,007
4/18	11,691	13,016	11,223
5/18	11,728	13,032	11,408
6/18	11,862	12,962	11,571
7/18	11,985	13,353	11,668
8/18	12,108	13,458	11,779
9/18	11,923	13,516	11,536
10/18	11,440	12,503	11,108
11/18	11,861	12,686	11,521
12/18	11,227	11,793	10,880
1/19	12,458	12,724	12,062
2/19	12,483	13,064	12,045
3/19	12,912	13,228	12,468
4/19	12,823	13,675	12,303
5/19	12,912	12,864	12,267
6/19	13,081	13,706	12,459
7/19	13,081	13,746	12,502
8/19	13,375	13,420	12,736
9/19	13,590	13,703	13,036
10/19	14,055	14,078	13,362
11/19	13,939	14,421	13,199
12/19	13,931	14,929	13,264
1/20	14,146	14,764	13,375
2/20	13,097	13,572	12,273
3/20	10,341	11,740	9,480
4/20	11,026	12,997	10,149
5/20	11,215	13,562	10,173
6/20	11,515	13,996	10,434
7/20	12,067	14,736	10,724
8/20	12,349	15,638	10,994
9/20	12,011	15,134	10,652
10/20	11,594	14,766	10,298
11/20	12,859	16,586	11,656
12/20	13,326	17,356	12,065
1/21	13,123	17,277	11,967
2/21	13,462	17,677	12,410
3/21	13,895	18,149	12,764
4/21	14,695	18,943	13,583
5/21	14,939	19,238	13,827
6/21	15,156	19,491	13,935
7/21	15,766	19,625	14,469
8/21	15,956	20,117	14,659
9/21	14,953	19,286	13,809
10/21	15,834	20,270	14,635
11/21	15,427	19,782	14,307
12/21	16,366	20,573	15,213
1/22	15,397	19,563	14,339
2/22	14,886	19,058	13,985
3/22	15,467	19,470	14,612
4/22	14,637	17,912	13,811
5/22	13,986	17,933	13,211
6/22	12,783	16,421	12,063
7/22	13,820	17,568	13,023
8/22	12,852	16,921	12,178
9/22	11,344	15,301	10,665
10/22	11,496	16,225	10,984
11/22	12,368	17,483	11,723
12/22	11,921	16,795	11,396
1/23	13,034	17,999	12,420
2/23	12,450	17,483	11,872
3/23	12,130	18,022	11,485
4/23	12,394	18,281	11,702
5/23	11,810	18,085	11,178
6/23	12,130	19,136	11,513
7/23	12,506	19,836	11,947
8/23	12,088	19,282	11,546
9/23	11,365	18,484	10,841
10/23	10,906	17,928	10,322
11/23	12,074	19,584	11,418
12/23	13,140	20,524	12,499
1/24	12,529	20,644	11,996
2/24	12,514	21,530	11,925
3/24	12,912	22,206	12,336
4/24	12,145	21,474	11,599
5/24	12,770	22,346	11,995
6/24	12,728	22,843	12,036
7/24	13,481	23,212	12,762
8/24	14,249	23,801	13,561
9/24	14,619	24,354	13,970
10/24	13,908	23,808	13,260

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
R-3 Shares	27.53%	-0.21%	3.35%
MSCI ACWI NR USD Index	32.79%	11.08%	9.06%
FTSE EPRA/NAREIT Developed Markets Index NTR	28.46%	-0.15%	2.86%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is October 1, 2007.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the MSCI ACWI NR USD Index in order to meet the revised definition of “broad-based securities market index”. The FTSE EPRA/NAREIT Developed Index NTR is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,834,995
  Total Number of Portfolio Holdings74
  Portfolio Turnover Rate 27.5%
  Total Advisory Fees Paid (amount in thousands)$16,380

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.54%
Investment Companies	1.42%
Other Assets and Liabilities	0.04%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United States	64.36%
Japan	7.74%
Australia	6.93%
United Kingdom	4.00%
France	3.39%
Hong Kong	3.19%
Singapore	2.58%
Germany	2.28%
Sweden	1.91%
Canada	1.81%
Spain	1.56%
Mexico	0.21%
Other Assets and Liabilities	0.04%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV837ARR3-0

R-4

PGRVX

Global Real Estate Securities Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Global Real Estate Securities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$145	1.27%

Management’s Discussion of Fund Performance

The Fund seeks to generate a total return. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. and non-U.S. companies principally engaged in the real estate industry at the time of purchase. For the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. The Fund modestly underperformed the FTSE EPRA/NAREIT Developed Markets Index during the year. The underweight to U.S. malls detracted as the sector outperformed on signs of economic resilience and firm retail sales. An overweight to U.S. single family rental weighed on performance, as the Federal Reserve pivot drove expectations of improving homeownership affordability versus renting, which challenged single-family rental landlords. Detraction also came from an underweight to a U.S. information management company in the process of pivoting its business towards data centers. This stock had strong performance on better than expected pricing power of its document storage business as well as AI tailwinds benefitting its data center portfolio. An overweight to U.S. healthcare, particularly senior housing operators, was a top contributor, benefiting from improved occupancy rates and stable demand. In Australia, our exposure to industrial and data centers was also additive, driven by strong sector-specific demand and resilient fundamentals.

How did the Fund perform over the last 10 years?

	R-4 shares at net asset value $14,159	MSCI ACWI NR USD Index $23,808	FTSE EPRA/NAREIT Developed Markets Index NTR $13,260
10/14	10,000	10,000	10,000
11/14	10,073	10,167	10,082
12/14	10,146	9,971	10,119
1/15	10,596	9,815	10,616
2/15	10,604	10,362	10,551
3/15	10,612	10,201	10,521
4/15	10,431	10,497	10,356
5/15	10,339	10,483	10,203
6/15	9,947	10,237	9,795
7/15	10,311	10,325	10,130
8/15	9,707	9,618	9,527
9/15	9,863	9,269	9,636
10/15	10,372	9,997	10,184
11/15	10,169	9,914	9,958
12/15	10,263	9,735	10,039
1/16	9,720	9,148	9,609
2/16	9,637	9,085	9,650
3/16	10,586	9,759	10,564
4/16	10,470	9,903	10,554
5/16	10,493	9,915	10,549
6/16	10,855	9,855	10,930
7/16	11,329	10,280	11,478
8/16	11,086	10,314	11,178
9/16	10,982	10,378	11,066
10/16	10,333	10,201	10,437
11/16	9,986	10,279	10,152
12/16	10,279	10,501	10,447
1/17	10,315	10,788	10,504
2/17	10,683	11,091	10,831
3/17	10,566	11,226	10,663
4/17	10,708	11,401	10,779
5/17	10,863	11,653	10,872
6/17	10,952	11,706	10,953
7/17	11,190	12,033	11,152
8/17	11,321	12,079	11,166
9/17	11,240	12,313	11,129
10/17	11,312	12,568	11,075
11/17	11,622	12,812	11,383
12/17	11,746	13,018	11,530
1/18	11,882	13,753	11,529
2/18	11,215	13,175	10,756
3/18	11,585	12,884	11,007
4/18	11,758	13,016	11,223
5/18	11,795	13,032	11,408
6/18	11,935	12,962	11,571
7/18	12,059	13,353	11,668
8/18	12,183	13,458	11,779
9/18	12,001	13,516	11,536
10/18	11,515	12,503	11,108
11/18	11,939	12,686	11,521
12/18	11,319	11,793	10,880
1/19	12,558	12,724	12,062
2/19	12,571	13,064	12,045
3/19	13,011	13,228	12,468
4/19	12,922	13,675	12,303
5/19	13,011	12,864	12,267
6/19	13,187	13,706	12,459
7/19	13,187	13,746	12,502
8/19	13,483	13,420	12,736
9/19	13,704	13,703	13,036
10/19	14,173	14,078	13,362
11/19	14,069	14,421	13,199
12/19	14,049	14,929	13,264
1/20	14,266	14,764	13,375
2/20	13,207	13,572	12,273
3/20	10,438	11,740	9,480
4/20	11,130	12,997	10,149
5/20	11,334	13,562	10,173
6/20	11,629	13,996	10,434
7/20	12,186	14,736	10,724
8/20	12,471	15,638	10,994
9/20	12,132	15,134	10,652
10/20	11,711	14,766	10,298
11/20	13,003	16,586	11,656
12/20	13,467	17,356	12,065
1/21	13,275	17,277	11,967
2/21	13,618	17,677	12,410
3/21	14,056	18,149	12,764
4/21	14,864	18,943	13,583
5/21	15,111	19,238	13,827
6/21	15,330	19,491	13,935
7/21	15,960	19,625	14,469
8/21	16,138	20,117	14,659
9/21	15,138	19,286	13,809
10/21	16,029	20,270	14,635
11/21	15,631	19,782	14,307
12/21	16,575	20,573	15,213
1/22	15,595	19,563	14,339
2/22	15,091	19,058	13,985
3/22	15,665	19,470	14,612
4/22	14,839	17,912	13,811
5/22	14,167	17,933	13,211
6/22	12,949	16,421	12,063
7/22	14,013	17,568	13,023
8/22	13,047	16,921	12,178
9/22	11,493	15,301	10,665
10/22	11,661	16,225	10,984
11/22	12,543	17,483	11,723
12/22	12,101	16,795	11,396
1/23	13,229	17,999	12,420
2/23	12,637	17,483	11,872
3/23	12,312	18,022	11,485
4/23	12,580	18,281	11,702
5/23	11,988	18,085	11,178
6/23	12,326	19,136	11,513
7/23	12,707	19,836	11,947
8/23	12,284	19,282	11,546
9/23	11,551	18,484	10,841
10/23	11,085	17,928	10,322
11/23	12,284	19,584	11,418
12/23	13,366	20,524	12,499
1/24	12,745	20,644	11,996
2/24	12,730	21,530	11,925
3/24	13,135	22,206	12,336
4/24	12,355	21,474	11,599
5/24	12,990	22,346	11,995
6/24	12,961	22,843	12,036
7/24	13,726	23,212	12,762
8/24	14,520	23,801	13,561
9/24	14,896	24,354	13,970
10/24	14,159	23,808	13,260

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
R-4 Shares	27.73%	-0.02%	3.54%
MSCI ACWI NR USD Index	32.79%	11.08%	9.06%
FTSE EPRA/NAREIT Developed Markets Index NTR	28.46%	-0.15%	2.86%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is October 1, 2007.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the MSCI ACWI NR USD Index in order to meet the revised definition of “broad-based securities market index”. The FTSE EPRA/NAREIT Developed Index NTR is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,834,995
  Total Number of Portfolio Holdings74
  Portfolio Turnover Rate 27.5%
  Total Advisory Fees Paid (amount in thousands)$16,380

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.54%
Investment Companies	1.42%
Other Assets and Liabilities	0.04%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United States	64.36%
Japan	7.74%
Australia	6.93%
United Kingdom	4.00%
France	3.39%
Hong Kong	3.19%
Singapore	2.58%
Germany	2.28%
Sweden	1.91%
Canada	1.81%
Spain	1.56%
Mexico	0.21%
Other Assets and Liabilities	0.04%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV837ARR4-0

R-5

PGRUX

Global Real Estate Securities Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Global Real Estate Securities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$131	1.15%

Management’s Discussion of Fund Performance

The Fund seeks to generate a total return. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. and non-U.S. companies principally engaged in the real estate industry at the time of purchase. For the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. The Fund modestly underperformed the FTSE EPRA/NAREIT Developed Markets Index during the year. The underweight to U.S. malls detracted as the sector outperformed on signs of economic resilience and firm retail sales. An overweight to U.S. single family rental weighed on performance, as the Federal Reserve pivot drove expectations of improving homeownership affordability versus renting, which challenged single-family rental landlords. Detraction also came from an underweight to a U.S. information management company in the process of pivoting its business towards data centers. This stock had strong performance on better than expected pricing power of its document storage business as well as AI tailwinds benefitting its data center portfolio. An overweight to U.S. healthcare, particularly senior housing operators, was a top contributor, benefiting from improved occupancy rates and stable demand. In Australia, our exposure to industrial and data centers was also additive, driven by strong sector-specific demand and resilient fundamentals.

How did the Fund perform over the last 10 years?

	R-5 shares at net asset value $14,364	MSCI ACWI NR USD Index $23,808	FTSE EPRA/NAREIT Developed Markets Index NTR $13,260
10/14	10,000	10,000	10,000
11/14	10,074	10,167	10,082
12/14	10,148	9,971	10,119
1/15	10,599	9,815	10,616
2/15	10,608	10,362	10,551
3/15	10,617	10,201	10,521
4/15	10,437	10,497	10,356
5/15	10,346	10,483	10,203
6/15	9,955	10,237	9,795
7/15	10,320	10,325	10,130
8/15	9,717	9,618	9,527
9/15	9,874	9,269	9,636
10/15	10,384	9,997	10,184
11/15	10,182	9,914	9,958
12/15	10,278	9,735	10,039
1/16	9,735	9,148	9,609
2/16	9,653	9,085	9,650
3/16	10,604	9,759	10,564
4/16	10,488	9,903	10,554
5/16	10,523	9,915	10,549
6/16	10,877	9,855	10,930
7/16	11,352	10,280	11,478
8/16	11,109	10,314	11,178
9/16	11,015	10,378	11,066
10/16	10,365	10,201	10,437
11/16	10,017	10,279	10,152
12/16	10,302	10,501	10,447
1/17	10,350	10,788	10,504
2/17	10,719	11,091	10,831
3/17	10,593	11,226	10,663
4/17	10,748	11,401	10,779
5/17	10,915	11,653	10,872
6/17	10,995	11,706	10,953
7/17	11,234	12,033	11,152
8/17	11,365	12,079	11,166
9/17	11,287	12,313	11,129
10/17	11,371	12,568	11,075
11/17	11,670	12,812	11,383
12/17	11,810	13,018	11,530
1/18	11,934	13,753	11,529
2/18	11,265	13,175	10,756
3/18	11,639	12,884	11,007
4/18	11,825	13,016	11,223
5/18	11,862	13,032	11,408
6/18	12,007	12,962	11,571
7/18	12,132	13,353	11,668
8/18	12,256	13,458	11,779
9/18	12,064	13,516	11,536
10/18	11,589	12,503	11,108
11/18	12,014	12,686	11,521
12/18	11,384	11,793	10,880
1/19	12,629	12,724	12,062
2/19	12,654	13,064	12,045
3/19	13,101	13,228	12,468
4/19	13,011	13,675	12,303
5/19	13,101	12,864	12,267
6/19	13,286	13,706	12,459
7/19	13,286	13,746	12,502
8/19	13,584	13,420	12,736
9/19	13,797	13,703	13,036
10/19	14,282	14,078	13,362
11/19	14,177	14,421	13,199
12/19	14,153	14,929	13,264
1/20	14,385	14,764	13,375
2/20	13,320	13,572	12,273
3/20	10,522	11,740	9,480
4/20	11,232	12,997	10,149
5/20	11,423	13,562	10,173
6/20	11,723	13,996	10,434
7/20	12,297	14,736	10,724
8/20	12,584	15,638	10,994
9/20	12,233	15,134	10,652
10/20	11,822	14,766	10,298
11/20	13,109	16,586	11,656
12/20	13,594	17,356	12,065
1/21	13,401	17,277	11,967
2/21	13,745	17,677	12,410
3/21	14,187	18,149	12,764
4/21	15,000	18,943	13,583
5/21	15,262	19,238	13,827
6/21	15,483	19,491	13,935
7/21	16,117	19,625	14,469
8/21	16,310	20,117	14,659
9/21	15,290	19,286	13,809
10/21	16,186	20,270	14,635
11/21	15,786	19,782	14,307
12/21	16,739	20,573	15,213
1/22	15,765	19,563	14,339
2/22	15,256	19,058	13,985
3/22	15,849	19,470	14,612
4/22	15,002	17,912	13,811
5/22	14,338	17,933	13,211
6/22	13,109	16,421	12,063
7/22	14,183	17,568	13,023
8/22	13,194	16,921	12,178
9/22	11,640	15,301	10,665
10/22	11,795	16,225	10,984
11/22	12,685	17,483	11,723
12/22	12,237	16,795	11,396
1/23	13,393	17,999	12,420
2/23	12,794	17,483	11,872
3/23	12,466	18,022	11,485
4/23	12,737	18,281	11,702
5/23	12,152	18,085	11,178
6/23	12,480	19,136	11,513
7/23	12,865	19,836	11,947
8/23	12,451	19,282	11,546
9/23	11,710	18,484	10,841
10/23	11,225	17,928	10,322
11/23	12,437	19,584	11,418
12/23	13,546	20,524	12,499
1/24	12,917	20,644	11,996
2/24	12,903	21,530	11,925
3/24	13,312	22,206	12,336
4/24	12,537	21,474	11,599
5/24	13,166	22,346	11,995
6/24	13,136	22,843	12,036
7/24	13,926	23,212	12,762
8/24	14,715	23,801	13,561
9/24	15,109	24,354	13,970
10/24	14,364	23,808	13,260

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
R-5 Shares	27.97%	0.12%	3.69%
MSCI ACWI NR USD Index	32.79%	11.08%	9.06%
FTSE EPRA/NAREIT Developed Markets Index NTR	28.46%	-0.15%	2.86%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is October 1, 2007.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the MSCI ACWI NR USD Index in order to meet the revised definition of “broad-based securities market index”. The FTSE EPRA/NAREIT Developed Index NTR is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,834,995
  Total Number of Portfolio Holdings74
  Portfolio Turnover Rate 27.5%
  Total Advisory Fees Paid (amount in thousands)$16,380

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.54%
Investment Companies	1.42%
Other Assets and Liabilities	0.04%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United States	64.36%
Japan	7.74%
Australia	6.93%
United Kingdom	4.00%
France	3.39%
Hong Kong	3.19%
Singapore	2.58%
Germany	2.28%
Sweden	1.91%
Canada	1.81%
Spain	1.56%
Mexico	0.21%
Other Assets and Liabilities	0.04%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV837ARR5-0

R-6

PGRSX

Global Real Estate Securities Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Global Real Estate Securities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$103	0.90%

Management’s Discussion of Fund Performance

The Fund seeks to generate a total return. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. and non-U.S. companies principally engaged in the real estate industry at the time of purchase. For the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. The Fund modestly underperformed the FTSE EPRA/NAREIT Developed Markets Index during the year. The underweight to U.S. malls detracted as the sector outperformed on signs of economic resilience and firm retail sales. An overweight to U.S. single family rental weighed on performance, as the Federal Reserve pivot drove expectations of improving homeownership affordability versus renting, which challenged single-family rental landlords. Detraction also came from an underweight to a U.S. information management company in the process of pivoting its business towards data centers. This stock had strong performance on better than expected pricing power of its document storage business as well as AI tailwinds benefitting its data center portfolio. An overweight to U.S. healthcare, particularly senior housing operators, was a top contributor, benefiting from improved occupancy rates and stable demand. In Australia, our exposure to industrial and data centers was also additive, driven by strong sector-specific demand and resilient fundamentals.

How did the Fund perform over the last 10 years?

	R-6 shares at net asset value $14,682	MSCI ACWI NR USD Index $23,808	FTSE EPRA/NAREIT Developed Markets Index NTR $13,260
10/14	10,000	10,000	10,000
11/14	10,075	10,167	10,082
12/14	10,152	9,971	10,119
1/15	10,605	9,815	10,616
2/15	10,616	10,362	10,551
3/15	10,625	10,201	10,521
4/15	10,447	10,497	10,356
5/15	10,358	10,483	10,203
6/15	9,967	10,237	9,795
7/15	10,335	10,325	10,130
8/15	9,733	9,618	9,527
9/15	9,892	9,269	9,636
10/15	10,405	9,997	10,184
11/15	10,215	9,914	9,958
12/15	10,314	9,735	10,039
1/16	9,760	9,148	9,609
2/16	9,679	9,085	9,650
3/16	10,634	9,759	10,564
4/16	10,530	9,903	10,554
5/16	10,553	9,915	10,549
6/16	10,914	9,855	10,930
7/16	11,401	10,280	11,478
8/16	11,146	10,314	11,178
9/16	11,044	10,378	11,066
10/16	10,392	10,201	10,437
11/16	10,054	10,279	10,152
12/16	10,345	10,501	10,447
1/17	10,393	10,788	10,504
2/17	10,764	11,091	10,831
3/17	10,642	11,226	10,663
4/17	10,786	11,401	10,779
5/17	10,953	11,653	10,872
6/17	11,051	11,706	10,953
7/17	11,291	12,033	11,152
8/17	11,423	12,079	11,166
9/17	11,351	12,313	11,129
10/17	11,424	12,568	11,075
11/17	11,737	12,812	11,383
12/17	11,874	13,018	11,530
1/18	12,011	13,753	11,529
2/18	11,337	13,175	10,756
3/18	11,720	12,884	11,007
4/18	11,895	13,016	11,223
5/18	11,945	13,032	11,408
6/18	12,085	12,962	11,571
7/18	12,211	13,353	11,668
8/18	12,349	13,458	11,779
9/18	12,162	13,516	11,536
10/18	11,670	12,503	11,108
11/18	12,112	12,686	11,521
12/18	11,471	11,793	10,880
1/19	12,740	12,724	12,062
2/19	12,766	13,064	12,045
3/19	13,209	13,228	12,468
4/19	13,131	13,675	12,303
5/19	13,222	12,864	12,267
6/19	13,401	13,706	12,459
7/19	13,414	13,746	12,502
8/19	13,715	13,420	12,736
9/19	13,938	13,703	13,036
10/19	14,428	14,078	13,362
11/19	14,322	14,421	13,199
12/19	14,322	14,929	13,264
1/20	14,542	14,764	13,375
2/20	13,466	13,572	12,273
3/20	10,652	11,740	9,480
4/20	11,355	12,997	10,149
5/20	11,562	13,562	10,173
6/20	11,858	13,996	10,434
7/20	12,438	14,736	10,724
8/20	12,743	15,638	10,994
9/20	12,397	15,134	10,652
10/20	11,967	14,766	10,298
11/20	13,283	16,586	11,656
12/20	13,769	17,356	12,065
1/21	13,574	17,277	11,967
2/21	13,937	17,677	12,410
3/21	14,384	18,149	12,764
4/21	15,222	18,943	13,583
5/21	15,473	19,238	13,827
6/21	15,696	19,491	13,935
7/21	16,353	19,625	14,469
8/21	16,548	20,117	14,659
9/21	15,515	19,286	13,809
10/21	16,437	20,270	14,635
11/21	16,032	19,782	14,307
12/21	17,006	20,573	15,213
1/22	16,004	19,563	14,339
2/22	15,489	19,058	13,985
3/22	16,090	19,470	14,612
4/22	15,246	17,912	13,811
5/22	14,573	17,933	13,211
6/22	13,313	16,421	12,063
7/22	14,415	17,568	13,023
8/22	13,413	16,921	12,178
9/22	11,839	15,301	10,665
10/22	11,996	16,225	10,984
11/22	12,912	17,483	11,723
12/22	12,460	16,795	11,396
1/23	13,634	17,999	12,420
2/23	13,025	17,483	11,872
3/23	12,692	18,022	11,485
4/23	12,982	18,281	11,702
5/23	12,373	18,085	11,178
6/23	12,721	19,136	11,513
7/23	13,112	19,836	11,947
8/23	12,692	19,282	11,546
9/23	11,938	18,484	10,841
10/23	11,446	17,928	10,322
11/23	12,692	19,584	11,418
12/23	13,819	20,524	12,499
1/24	13,179	20,644	11,996
2/24	13,164	21,530	11,925
3/24	13,596	22,206	12,336
4/24	12,792	21,474	11,599
5/24	13,447	22,346	11,995
6/24	13,417	22,843	12,036
7/24	14,220	23,212	12,762
8/24	15,039	23,801	13,561
9/24	15,440	24,354	13,970
10/24	14,682	23,808	13,260

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	28.27%	0.35%	3.91%
MSCI ACWI NR USD Index	32.79%	11.08%	9.06%
FTSE EPRA/NAREIT Developed Markets Index NTR	28.46%	-0.15%	2.86%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is October 1, 2007.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the MSCI ACWI NR USD Index in order to meet the revised definition of “broad-based securities market index”. The FTSE EPRA/NAREIT Developed Index NTR is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,834,995
  Total Number of Portfolio Holdings74
  Portfolio Turnover Rate 27.5%
  Total Advisory Fees Paid (amount in thousands)$16,380

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.54%
Investment Companies	1.42%
Other Assets and Liabilities	0.04%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United States	64.36%
Japan	7.74%
Australia	6.93%
United Kingdom	4.00%
France	3.39%
Hong Kong	3.19%
Singapore	2.58%
Germany	2.28%
Sweden	1.91%
Canada	1.81%
Spain	1.56%
Mexico	0.21%
Other Assets and Liabilities	0.04%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV837ARR6-0

Class A

CMPGX

Government & High Quality Bond Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Government & High Quality Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$85	0.81%

Management’s Discussion of Fund Performance

The Fund seeks a high level of current income consistent with safety and liquidity. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in debt securities issued by the U.S. government, its agencies or instrumentalities or debt securities that are rated, at the time of purchase, AAA by S&P Global or Aaa by Moody's, including but not limited to asset-backed securities ("ABS"), mortgage securities such as agency and non-agency collateralized mortgage obligations, and other obligations that are secured by mortgages or mortgage-backed securities ("MBS"). Fundamentals remained favorable for the MBS market for the majority of 2024. The technical environment improved in 2024. Money managers maintained a strong bid for MBS and generally held overweight MBS allocations throughout the year. Year over year the Bloomberg U.S. Agency Fixed Rate MBS Index ("Index") spreads moved from 75 basis points ("bps") to 49bps. Current coupon spreads to UST 5/10yr performed similarly moving from at 178bps to 154bps year over year. The Fund’s out-of-Index allocation to the agency collateralized mortgage-backed securities sector ("CMO") was the primary contributor to performance for the year. The Fund underweight position to the 15-year and 20-year portion of the Index also contributed to performance. The Fund’s relative duration versus the Index contributed to performance for the year as the Fund was generally positioned longer than the Index. Security selection/coupon allocation detracted from performance for the year as the Fund maintained an underweight position to the lowest coupons in the Index (i.e. Conventional/Ginnie Mae 1.5%-2.5%). The Fund utilization of short-duration ABS detracted from performance.

How did the Fund perform over the last 10 years?

	Class A shares with maximum sales charge $10,105	Bloomberg U.S. Aggregate Bond Index $11,593	Bloomberg U.S. Agency Fixed Rate MBS Index $11,074
10/14	9,778	10,000	10,000
11/14	9,831	10,071	10,066
12/14	9,835	10,080	10,082
1/15	9,935	10,292	10,168
2/15	9,900	10,195	10,151
3/15	9,939	10,242	10,189
4/15	9,951	10,206	10,193
5/15	9,956	10,181	10,191
6/15	9,879	10,070	10,112
7/15	9,941	10,140	10,177
8/15	9,928	10,125	10,185
9/15	9,962	10,194	10,245
10/15	9,954	10,196	10,252
11/15	9,927	10,169	10,238
12/15	9,896	10,136	10,235
1/16	10,049	10,275	10,368
2/16	10,077	10,348	10,407
3/16	10,106	10,443	10,437
4/16	10,127	10,483	10,454
5/16	10,110	10,486	10,468
6/16	10,235	10,674	10,553
7/16	10,231	10,742	10,575
8/16	10,208	10,730	10,587
9/16	10,261	10,723	10,616
10/16	10,232	10,641	10,588
11/16	10,056	10,390	10,406
12/16	10,036	10,404	10,406
1/17	10,039	10,425	10,402
2/17	10,078	10,495	10,452
3/17	10,066	10,489	10,455
4/17	10,127	10,570	10,523
5/17	10,170	10,651	10,589
6/17	10,125	10,641	10,547
7/17	10,173	10,687	10,594
8/17	10,231	10,782	10,672
9/17	10,196	10,731	10,648
10/17	10,186	10,737	10,644
11/17	10,158	10,723	10,629
12/17	10,171	10,773	10,664
1/18	10,046	10,649	10,539
2/18	9,988	10,548	10,470
3/18	10,031	10,615	10,536
4/18	10,004	10,536	10,484
5/18	10,067	10,611	10,557
6/18	10,061	10,598	10,562
7/18	10,043	10,601	10,551
8/18	10,107	10,669	10,615
9/18	10,036	10,600	10,549
10/18	9,977	10,517	10,483
11/18	10,061	10,579	10,577
12/18	10,223	10,774	10,769
1/19	10,306	10,888	10,855
2/19	10,296	10,882	10,845
3/19	10,430	11,091	11,003
4/19	10,422	11,094	10,996
5/19	10,558	11,291	11,138
6/19	10,650	11,432	11,218
7/19	10,683	11,458	11,264
8/19	10,798	11,755	11,364
9/19	10,786	11,692	11,372
10/19	10,828	11,727	11,412
11/19	10,830	11,721	11,422
12/19	10,853	11,713	11,453
1/20	10,938	11,938	11,533
2/20	11,042	12,153	11,653
3/20	10,918	12,082	11,776
4/20	11,032	12,297	11,851
5/20	11,082	12,354	11,865
6/20	11,078	12,432	11,855
7/20	11,106	12,617	11,876
8/20	11,121	12,515	11,880
9/20	11,126	12,509	11,868
10/20	11,133	12,453	11,863
11/20	11,087	12,575	11,871
12/20	11,123	12,592	11,897
1/21	11,146	12,502	11,906
2/21	11,093	12,321	11,826
3/21	11,039	12,168	11,766
4/21	11,091	12,264	11,831
5/21	11,057	12,304	11,810
6/21	11,043	12,390	11,805
7/21	11,094	12,529	11,879
8/21	11,071	12,505	11,860
9/21	11,027	12,397	11,817
10/21	10,973	12,393	11,794
11/21	10,943	12,430	11,783
12/21	10,923	12,398	11,773
1/22	10,763	12,131	11,598
2/22	10,678	11,996	11,486
3/22	10,381	11,662	11,187
4/22	10,041	11,220	10,795
5/22	10,139	11,292	10,914
6/22	9,969	11,115	10,739
7/22	10,271	11,387	11,084
8/22	9,929	11,065	10,705
9/22	9,421	10,587	10,165
10/22	9,286	10,450	10,020
11/22	9,661	10,834	10,428
12/22	9,598	10,785	10,382
1/23	9,910	11,117	10,724
2/23	9,636	10,829	10,441
3/23	9,844	11,104	10,645
4/23	9,895	11,172	10,700
5/23	9,796	11,050	10,621
6/23	9,743	11,011	10,576
7/23	9,719	11,003	10,568
8/23	9,630	10,933	10,481
9/23	9,322	10,655	10,147
10/23	9,132	10,487	9,938
11/23	9,619	10,962	10,456
12/23	10,023	11,381	10,906
1/24	9,979	11,350	10,856
2/24	9,810	11,190	10,679
3/24	9,899	11,293	10,792
4/24	9,595	11,008	10,466
5/24	9,787	11,194	10,675
6/24	9,899	11,300	10,800
7/24	10,159	11,564	11,084
8/24	10,331	11,731	11,263
9/24	10,443	11,888	11,397
10/24	10,105	11,593	11,074

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	10.66%	-1.37%	0.33%
Class A Shares Including Sales Charge	8.17%	-1.82%	0.10%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg U.S. Agency Fixed Rate MBS Index	11.44%	-0.60%	1.03%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Bloomberg U.S. Agency Fixed Rate MBS Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$665,009
  Total Number of Portfolio Holdings351
  Portfolio Turnover Rate 233.7%
  Total Advisory Fees Paid (amount in thousands)$3,247

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	90.93%
Bonds	31.72%
Investment Companies	0.49%
Other Assets and LiabilitiesFootnote Reference*	(23.14)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	99.13%
Asset Backed Securities	23.14%
Money Market Funds	0.49%
Government	0.38%
Other Assets and LiabilitiesFootnote Reference*	(23.14)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV839ARA-0

Class J

PMRJX

Government & High Quality Bond Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Government & High Quality Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$87	0.83%

Management’s Discussion of Fund Performance

The Fund seeks a high level of current income consistent with safety and liquidity. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in debt securities issued by the U.S. government, its agencies or instrumentalities or debt securities that are rated, at the time of purchase, AAA by S&P Global or Aaa by Moody's, including but not limited to asset-backed securities ("ABS"), mortgage securities such as agency and non-agency collateralized mortgage obligations, and other obligations that are secured by mortgages or mortgage-backed securities ("MBS"). Fundamentals remained favorable for the MBS market for the majority of 2024. The technical environment improved in 2024. Money managers maintained a strong bid for MBS and generally held overweight MBS allocations throughout the year. Year over year the Bloomberg U.S. Agency Fixed Rate MBS Index ("Index") spreads moved from 75 basis points ("bps") to 49bps. Current coupon spreads to UST 5/10yr performed similarly moving from at 178bps to 154bps year over year. The Fund’s out-of-Index allocation to the agency collateralized mortgage-backed securities sector ("CMO") was the primary contributor to performance for the year. The Fund underweight position to the 15-year and 20-year portion of the Index also contributed to performance. The Fund’s relative duration versus the Index contributed to performance for the year as the Fund was generally positioned longer than the Index. Security selection/coupon allocation detracted from performance for the year as the Fund maintained an underweight position to the lowest coupons in the Index (i.e. Conventional/Ginnie Mae 1.5%-2.5%). The Fund utilization of short-duration ABS detracted from performance.

How did the Fund perform over the last 10 years?

	Class J shares with maximum sales charge $10,299	Bloomberg U.S. Aggregate Bond Index $11,593	Bloomberg U.S. Agency Fixed Rate MBS Index $11,074
10/14	10,000	10,000	10,000
11/14	10,044	10,071	10,066
12/14	10,056	10,080	10,082
1/15	10,149	10,292	10,168
2/15	10,113	10,195	10,151
3/15	10,151	10,242	10,189
4/15	10,163	10,206	10,193
5/15	10,177	10,181	10,191
6/15	10,099	10,070	10,112
7/15	10,152	10,140	10,177
8/15	10,139	10,125	10,185
9/15	10,183	10,194	10,245
10/15	10,175	10,196	10,252
11/15	10,138	10,169	10,238
12/15	10,116	10,136	10,235
1/16	10,263	10,275	10,368
2/16	10,301	10,348	10,407
3/16	10,321	10,443	10,437
4/16	10,352	10,483	10,454
5/16	10,325	10,486	10,468
6/16	10,451	10,674	10,553
7/16	10,446	10,742	10,575
8/16	10,421	10,730	10,587
9/16	10,483	10,723	10,616
10/16	10,453	10,641	10,588
11/16	10,273	10,390	10,406
12/16	10,251	10,404	10,406
1/17	10,253	10,425	10,402
2/17	10,293	10,495	10,452
3/17	10,280	10,489	10,455
4/17	10,340	10,570	10,523
5/17	10,393	10,651	10,589
6/17	10,347	10,641	10,547
7/17	10,396	10,687	10,594
8/17	10,455	10,782	10,672
9/17	10,419	10,731	10,648
10/17	10,399	10,737	10,644
11/17	10,371	10,723	10,629
12/17	10,384	10,773	10,664
1/18	10,266	10,649	10,539
2/18	10,207	10,548	10,470
3/18	10,251	10,615	10,536
4/18	10,223	10,536	10,484
5/18	10,287	10,611	10,557
6/18	10,281	10,598	10,562
7/18	10,262	10,601	10,551
8/18	10,317	10,669	10,615
9/18	10,254	10,600	10,549
10/18	10,193	10,517	10,483
11/18	10,277	10,579	10,577
12/18	10,442	10,774	10,769
1/19	10,516	10,888	10,855
2/19	10,516	10,882	10,845
3/19	10,652	11,091	11,003
4/19	10,632	11,094	10,996
5/19	10,781	11,291	11,138
6/19	10,874	11,432	11,218
7/19	10,907	11,458	11,264
8/19	11,023	11,755	11,364
9/19	11,011	11,692	11,372
10/19	11,054	11,727	11,412
11/19	11,055	11,721	11,422
12/19	11,078	11,713	11,453
1/20	11,164	11,938	11,533
2/20	11,270	12,153	11,653
3/20	11,132	12,082	11,776
4/20	11,259	12,297	11,851
5/20	11,300	12,354	11,865
6/20	11,305	12,432	11,855
7/20	11,334	12,617	11,876
8/20	11,349	12,515	11,880
9/20	11,354	12,509	11,868
10/20	11,362	12,453	11,863
11/20	11,314	12,575	11,871
12/20	11,351	12,592	11,897
1/21	11,374	12,502	11,906
2/21	11,309	12,321	11,826
3/21	11,264	12,168	11,766
4/21	11,306	12,264	11,831
5/21	11,270	12,304	11,810
6/21	11,267	12,390	11,805
7/21	11,318	12,529	11,879
8/21	11,284	12,505	11,860
9/21	11,250	12,397	11,817
10/21	11,194	12,393	11,794
11/21	11,164	12,430	11,783
12/21	11,133	12,398	11,773
1/22	10,970	12,131	11,598
2/22	10,893	11,996	11,486
3/22	10,591	11,662	11,187
4/22	10,234	11,220	10,795
5/22	10,334	11,292	10,914
6/22	10,172	11,115	10,739
7/22	10,478	11,387	11,084
8/22	10,130	11,065	10,705
9/22	9,614	10,587	10,165
10/22	9,464	10,450	10,020
11/22	9,856	10,834	10,428
12/22	9,780	10,785	10,382
1/23	10,108	11,117	10,724
2/23	9,818	10,829	10,441
3/23	10,029	11,104	10,645
4/23	10,081	11,172	10,700
5/23	9,991	11,050	10,621
6/23	9,936	11,011	10,576
7/23	9,911	11,003	10,568
8/23	9,820	10,933	10,481
9/23	9,495	10,655	10,147
10/23	9,302	10,487	9,938
11/23	9,796	10,962	10,456
12/23	10,217	11,381	10,906
1/24	10,161	11,350	10,856
2/24	10,000	11,190	10,679
3/24	10,079	11,293	10,792
4/24	9,770	11,008	10,466
5/24	9,966	11,194	10,675
6/24	10,090	11,300	10,800
7/24	10,355	11,564	11,084
8/24	10,529	11,731	11,263
9/24	10,642	11,888	11,397
10/24	10,299	11,593	11,074

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	10.72%	-1.40%	0.30%
Class J Shares Including Sales Charge	9.72%	-1.40%	0.30%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg U.S. Agency Fixed Rate MBS Index	11.44%	-0.60%	1.03%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Bloomberg U.S. Agency Fixed Rate MBS Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$665,009
  Total Number of Portfolio Holdings351
  Portfolio Turnover Rate 233.7%
  Total Advisory Fees Paid (amount in thousands)$3,247

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	90.93%
Bonds	31.72%
Investment Companies	0.49%
Other Assets and LiabilitiesFootnote Reference*	(23.14)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	99.13%
Asset Backed Securities	23.14%
Money Market Funds	0.49%
Government	0.38%
Other Assets and LiabilitiesFootnote Reference*	(23.14)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV839ARJ-0

Institutional

PMRIX

Government & High Quality Bond Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Government & High Quality Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$56	0.53%

Management’s Discussion of Fund Performance

The Fund seeks a high level of current income consistent with safety and liquidity. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in debt securities issued by the U.S. government, its agencies or instrumentalities or debt securities that are rated, at the time of purchase, AAA by S&P Global or Aaa by Moody's, including but not limited to asset-backed securities ("ABS"), mortgage securities such as agency and non-agency collateralized mortgage obligations, and other obligations that are secured by mortgages or mortgage-backed securities ("MBS"). Fundamentals remained favorable for the MBS market for the majority of 2024. The technical environment improved in 2024. Money managers maintained a strong bid for MBS and generally held overweight MBS allocations throughout the year. Year over year the Bloomberg U.S. Agency Fixed Rate MBS Index ("Index") spreads moved from 75 basis points ("bps") to 49bps. Current coupon spreads to UST 5/10yr performed similarly moving from at 178bps to 154bps year over year. The Fund’s out-of-Index allocation to the agency collateralized mortgage-backed securities sector ("CMO") was the primary contributor to performance for the year. The Fund underweight position to the 15-year and 20-year portion of the Index also contributed to performance. The Fund’s relative duration versus the Index contributed to performance for the year as the Fund was generally positioned longer than the Index. Security selection/coupon allocation detracted from performance for the year as the Fund maintained an underweight position to the lowest coupons in the Index (i.e. Conventional/Ginnie Mae 1.5%-2.5%). The Fund utilization of short-duration ABS detracted from performance.

How did the Fund perform over the last 10 years?

	Institutional shares at net asset value $10,627	Bloomberg U.S. Aggregate Bond Index $11,593	Bloomberg U.S. Agency Fixed Rate MBS Index $11,074
10/14	10,000	10,000	10,000
11/14	10,047	10,071	10,066
12/14	10,063	10,080	10,082
1/15	10,159	10,292	10,168
2/15	10,125	10,195	10,151
3/15	10,167	10,242	10,189
4/15	10,182	10,206	10,193
5/15	10,199	10,181	10,191
6/15	10,123	10,070	10,112
7/15	10,178	10,140	10,177
8/15	10,168	10,125	10,185
9/15	10,214	10,194	10,245
10/15	10,208	10,196	10,252
11/15	10,173	10,169	10,238
12/15	10,154	10,136	10,235
1/16	10,304	10,275	10,368
2/16	10,344	10,348	10,407
3/16	10,367	10,443	10,437
4/16	10,400	10,483	10,454
5/16	10,376	10,486	10,468
6/16	10,506	10,674	10,553
7/16	10,503	10,742	10,575
8/16	10,480	10,730	10,587
9/16	10,546	10,723	10,616
10/16	10,518	10,641	10,588
11/16	10,339	10,390	10,406
12/16	10,320	10,404	10,406
1/17	10,324	10,425	10,402
2/17	10,366	10,495	10,452
3/17	10,356	10,489	10,455
4/17	10,419	10,570	10,523
5/17	10,475	10,651	10,589
6/17	10,431	10,641	10,547
7/17	10,482	10,687	10,594
8/17	10,545	10,782	10,672
9/17	10,511	10,731	10,648
10/17	10,492	10,737	10,644
11/17	10,466	10,723	10,629
12/17	10,483	10,773	10,664
1/18	10,367	10,649	10,539
2/18	10,309	10,548	10,470
3/18	10,356	10,615	10,536
4/18	10,330	10,536	10,484
5/18	10,398	10,611	10,557
6/18	10,393	10,598	10,562
7/18	10,378	10,601	10,551
8/18	10,436	10,669	10,615
9/18	10,375	10,600	10,549
10/18	10,317	10,517	10,483
11/18	10,406	10,579	10,577
12/18	10,577	10,774	10,769
1/19	10,654	10,888	10,855
2/19	10,657	10,882	10,845
3/19	10,798	11,091	11,003
4/19	10,781	11,094	10,996
5/19	10,936	11,291	11,138
6/19	11,034	11,432	11,218
7/19	11,070	11,458	11,264
8/19	11,192	11,755	11,364
9/19	11,182	11,692	11,372
10/19	11,229	11,727	11,412
11/19	11,234	11,721	11,422
12/19	11,260	11,713	11,453
1/20	11,351	11,938	11,533
2/20	11,461	12,153	11,653
3/20	11,324	12,082	11,776
4/20	11,456	12,297	11,851
5/20	11,500	12,354	11,865
6/20	11,509	12,432	11,855
7/20	11,541	12,617	11,876
8/20	11,559	12,515	11,880
9/20	11,566	12,509	11,868
10/20	11,576	12,453	11,863
11/20	11,529	12,575	11,871
12/20	11,570	12,592	11,897
1/21	11,596	12,502	11,906
2/21	11,532	12,321	11,826
3/21	11,489	12,168	11,766
4/21	11,535	12,264	11,831
5/21	11,501	12,304	11,810
6/21	11,501	12,390	11,805
7/21	11,556	12,529	11,879
8/21	11,525	12,505	11,860
9/21	11,492	12,397	11,817
10/21	11,438	12,393	11,794
11/21	11,409	12,430	11,783
12/21	11,381	12,398	11,773
1/22	11,216	12,131	11,598
2/22	11,140	11,996	11,486
3/22	10,833	11,662	11,187
4/22	10,471	11,220	10,795
5/22	10,586	11,292	10,914
6/22	10,412	11,115	10,739
7/22	10,728	11,387	11,084
8/22	10,374	11,065	10,705
9/22	9,848	10,587	10,165
10/22	9,697	10,450	10,020
11/22	10,103	10,834	10,428
12/22	10,028	10,785	10,382
1/23	10,368	11,117	10,724
2/23	10,084	10,829	10,441
3/23	10,304	11,104	10,645
4/23	10,349	11,172	10,700
5/23	10,260	11,050	10,621
6/23	10,207	11,011	10,576
7/23	10,185	11,003	10,568
8/23	10,095	10,933	10,481
9/23	9,764	10,655	10,147
10/23	9,579	10,487	9,938
11/23	10,079	10,962	10,456
12/23	10,516	11,381	10,906
1/24	10,473	11,350	10,856
2/24	10,298	11,190	10,679
3/24	10,394	11,293	10,792
4/24	10,078	11,008	10,466
5/24	10,271	11,194	10,675
6/24	10,401	11,300	10,800
7/24	10,677	11,564	11,084
8/24	10,859	11,731	11,263
9/24	10,979	11,888	11,397
10/24	10,627	11,593	11,074

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	10.93%	-1.10%	0.61%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg U.S. Agency Fixed Rate MBS Index	11.44%	-0.60%	1.03%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Bloomberg U.S. Agency Fixed Rate MBS Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$665,009
  Total Number of Portfolio Holdings351
  Portfolio Turnover Rate 233.7%
  Total Advisory Fees Paid (amount in thousands)$3,247

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	90.93%
Bonds	31.72%
Investment Companies	0.49%
Other Assets and LiabilitiesFootnote Reference*	(23.14)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	99.13%
Asset Backed Securities	23.14%
Money Market Funds	0.49%
Government	0.38%
Other Assets and LiabilitiesFootnote Reference*	(23.14)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV839ARI-0

R-1

PMGRX

Government & High Quality Bond Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Government & High Quality Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$136	1.29%

Management’s Discussion of Fund Performance

The Fund seeks a high level of current income consistent with safety and liquidity. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in debt securities issued by the U.S. government, its agencies or instrumentalities or debt securities that are rated, at the time of purchase, AAA by S&P Global or Aaa by Moody's, including but not limited to asset-backed securities ("ABS"), mortgage securities such as agency and non-agency collateralized mortgage obligations, and other obligations that are secured by mortgages or mortgage-backed securities ("MBS"). Fundamentals remained favorable for the MBS market for the majority of 2024. The technical environment improved in 2024. Money managers maintained a strong bid for MBS and generally held overweight MBS allocations throughout the year. Year over year the Bloomberg U.S. Agency Fixed Rate MBS Index ("Index") spreads moved from 75 basis points ("bps") to 49bps. Current coupon spreads to UST 5/10yr performed similarly moving from at 178bps to 154bps year over year. The Fund’s out-of-Index allocation to the agency collateralized mortgage-backed securities sector ("CMO") was the primary contributor to performance for the year. The Fund underweight position to the 15-year and 20-year portion of the Index also contributed to performance. The Fund’s relative duration versus the Index contributed to performance for the year as the Fund was generally positioned longer than the Index. Security selection/coupon allocation detracted from performance for the year as the Fund maintained an underweight position to the lowest coupons in the Index (i.e. Conventional/Ginnie Mae 1.5%-2.5%). The Fund utilization of short-duration ABS detracted from performance.

How did the Fund perform over the last 10 years?

	R-1 shares at net asset value $9,837	Bloomberg U.S. Aggregate Bond Index $11,593	Bloomberg U.S. Agency Fixed Rate MBS Index $11,074
10/14	10,000	10,000	10,000
11/14	10,050	10,071	10,066
12/14	10,059	10,080	10,082
1/15	10,148	10,292	10,168
2/15	10,109	10,195	10,151
3/15	10,144	10,242	10,189
4/15	10,152	10,206	10,193
5/15	10,162	10,181	10,191
6/15	10,080	10,070	10,112
7/15	10,129	10,140	10,177
8/15	10,112	10,125	10,185
9/15	10,142	10,194	10,245
10/15	10,140	10,196	10,252
11/15	10,099	10,169	10,238
12/15	10,072	10,136	10,235
1/16	10,215	10,275	10,368
2/16	10,239	10,348	10,407
3/16	10,265	10,443	10,437
4/16	10,291	10,483	10,454
5/16	10,261	10,486	10,468
6/16	10,382	10,674	10,553
7/16	10,373	10,742	10,575
8/16	10,344	10,730	10,587
9/16	10,402	10,723	10,616
10/16	10,368	10,641	10,588
11/16	10,186	10,390	10,406
12/16	10,160	10,404	10,406
1/17	10,158	10,425	10,402
2/17	10,193	10,495	10,452
3/17	10,176	10,489	10,455
4/17	10,232	10,570	10,523
5/17	10,280	10,651	10,589
6/17	10,230	10,641	10,547
7/17	10,275	10,687	10,594
8/17	10,329	10,782	10,672
9/17	10,290	10,731	10,648
10/17	10,265	10,737	10,644
11/17	10,233	10,723	10,629
12/17	10,242	10,773	10,664
1/18	10,122	10,649	10,539
2/18	10,060	10,548	10,470
3/18	10,100	10,615	10,536
4/18	10,068	10,536	10,484
5/18	10,118	10,611	10,557
6/18	10,117	10,598	10,562
7/18	10,085	10,601	10,551
8/18	10,145	10,669	10,615
9/18	10,070	10,600	10,549
10/18	10,007	10,517	10,483
11/18	10,087	10,579	10,577
12/18	10,256	10,774	10,769
1/19	10,325	10,888	10,855
2/19	10,321	10,882	10,845
3/19	10,451	11,091	11,003
4/19	10,428	11,094	10,996
5/19	10,570	11,291	11,138
6/19	10,659	11,432	11,218
7/19	10,677	11,458	11,264
8/19	10,797	11,755	11,364
9/19	10,782	11,692	11,372
10/19	10,820	11,727	11,412
11/19	10,817	11,721	11,422
12/19	10,835	11,713	11,453
1/20	10,906	11,938	11,533
2/20	11,015	12,153	11,653
3/20	10,877	12,082	11,776
4/20	10,996	12,297	11,851
5/20	11,032	12,354	11,865
6/20	11,033	12,432	11,855
7/20	11,056	12,617	11,876
8/20	11,057	12,515	11,880
9/20	11,057	12,509	11,868
10/20	11,069	12,453	11,863
11/20	11,018	12,575	11,871
12/20	11,049	12,592	11,897
1/21	11,067	12,502	11,906
2/21	11,000	12,321	11,826
3/21	10,951	12,168	11,766
4/21	10,988	12,264	11,831
5/21	10,949	12,304	11,810
6/21	10,931	12,390	11,805
7/21	10,987	12,529	11,879
8/21	10,950	12,505	11,860
9/21	10,912	12,397	11,817
10/21	10,843	12,393	11,794
11/21	10,809	12,430	11,783
12/21	10,785	12,398	11,773
1/22	10,622	12,131	11,598
2/22	10,534	11,996	11,486
3/22	10,237	11,662	11,187
4/22	9,898	11,220	10,795
5/22	9,990	11,292	10,914
6/22	9,830	11,115	10,739
7/22	10,122	11,387	11,084
8/22	9,771	11,065	10,705
9/22	9,269	10,587	10,165
10/22	9,133	10,450	10,020
11/22	9,497	10,834	10,428
12/22	9,432	10,785	10,382
1/23	9,745	11,117	10,724
2/23	9,462	10,829	10,441
3/23	9,662	11,104	10,645
4/23	9,709	11,172	10,700
5/23	9,609	11,050	10,621
6/23	9,552	11,011	10,576
7/23	9,526	11,003	10,568
8/23	9,425	10,933	10,481
9/23	9,120	10,655	10,147
10/23	8,932	10,487	9,938
11/23	9,404	10,962	10,456
12/23	9,805	11,381	10,906
1/24	9,747	11,350	10,856
2/24	9,579	11,190	10,679
3/24	9,664	11,293	10,792
4/24	9,365	11,008	10,466
5/24	9,548	11,194	10,675
6/24	9,653	11,300	10,800
7/24	9,903	11,564	11,084
8/24	10,065	11,731	11,263
9/24	10,170	11,888	11,397
10/24	9,837	11,593	11,074

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-1 Shares	10.14%	-1.89%	-0.16%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg U.S. Agency Fixed Rate MBS Index	11.44%	-0.60%	1.03%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Bloomberg U.S. Agency Fixed Rate MBS Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$665,009
  Total Number of Portfolio Holdings351
  Portfolio Turnover Rate 233.7%
  Total Advisory Fees Paid (amount in thousands)$3,247

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	90.93%
Bonds	31.72%
Investment Companies	0.49%
Other Assets and LiabilitiesFootnote Reference*	(23.14)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	99.13%
Asset Backed Securities	23.14%
Money Market Funds	0.49%
Government	0.38%
Other Assets and LiabilitiesFootnote Reference*	(23.14)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV839ARR1-0

R-3

PRCMX

Government & High Quality Bond Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Government & High Quality Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$103	0.98%

Management’s Discussion of Fund Performance

The Fund seeks a high level of current income consistent with safety and liquidity. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in debt securities issued by the U.S. government, its agencies or instrumentalities or debt securities that are rated, at the time of purchase, AAA by S&P Global or Aaa by Moody's, including but not limited to asset-backed securities ("ABS"), mortgage securities such as agency and non-agency collateralized mortgage obligations, and other obligations that are secured by mortgages or mortgage-backed securities ("MBS"). Fundamentals remained favorable for the MBS market for the majority of 2024. The technical environment improved in 2024. Money managers maintained a strong bid for MBS and generally held overweight MBS allocations throughout the year. Year over year the Bloomberg U.S. Agency Fixed Rate MBS Index ("Index") spreads moved from 75 basis points ("bps") to 49bps. Current coupon spreads to UST 5/10yr performed similarly moving from at 178bps to 154bps year over year. The Fund’s out-of-Index allocation to the agency collateralized mortgage-backed securities sector ("CMO") was the primary contributor to performance for the year. The Fund underweight position to the 15-year and 20-year portion of the Index also contributed to performance. The Fund’s relative duration versus the Index contributed to performance for the year as the Fund was generally positioned longer than the Index. Security selection/coupon allocation detracted from performance for the year as the Fund maintained an underweight position to the lowest coupons in the Index (i.e. Conventional/Ginnie Mae 1.5%-2.5%). The Fund utilization of short-duration ABS detracted from performance.

How did the Fund perform over the last 10 years?

	R-3 shares at net asset value $10,166	Bloomberg U.S. Aggregate Bond Index $11,593	Bloomberg U.S. Agency Fixed Rate MBS Index $11,074
10/14	10,000	10,000	10,000
11/14	10,053	10,071	10,066
12/14	10,055	10,080	10,082
1/15	10,156	10,292	10,168
2/15	10,119	10,195	10,151
3/15	10,157	10,242	10,189
4/15	10,168	10,206	10,193
5/15	10,171	10,181	10,191
6/15	10,092	10,070	10,112
7/15	10,152	10,140	10,177
8/15	10,138	10,125	10,185
9/15	10,171	10,194	10,245
10/15	10,162	10,196	10,252
11/15	10,133	10,169	10,238
12/15	10,099	10,136	10,235
1/16	10,255	10,275	10,368
2/16	10,281	10,348	10,407
3/16	10,310	10,443	10,437
4/16	10,329	10,483	10,454
5/16	10,311	10,486	10,468
6/16	10,436	10,674	10,553
7/16	10,429	10,742	10,575
8/16	10,403	10,730	10,587
9/16	10,455	10,723	10,616
10/16	10,432	10,641	10,588
11/16	10,252	10,390	10,406
12/16	10,228	10,404	10,406
1/17	10,229	10,425	10,402
2/17	10,267	10,495	10,452
3/17	10,252	10,489	10,455
4/17	10,311	10,570	10,523
5/17	10,362	10,651	10,589
6/17	10,315	10,641	10,547
7/17	10,352	10,687	10,594
8/17	10,420	10,782	10,672
9/17	10,383	10,731	10,648
10/17	10,361	10,737	10,644
11/17	10,331	10,723	10,629
12/17	10,343	10,773	10,664
1/18	10,225	10,649	10,539
2/18	10,164	10,548	10,470
3/18	10,197	10,615	10,536
4/18	10,168	10,536	10,484
5/18	10,230	10,611	10,557
6/18	10,232	10,598	10,562
7/18	10,203	10,601	10,551
8/18	10,266	10,669	10,615
9/18	10,193	10,600	10,549
10/18	10,132	10,517	10,483
11/18	10,215	10,579	10,577
12/18	10,389	10,774	10,769
1/19	10,461	10,888	10,855
2/19	10,450	10,882	10,845
3/19	10,595	11,091	11,003
4/19	10,574	11,094	10,996
5/19	10,722	11,291	11,138
6/19	10,813	11,432	11,218
7/19	10,835	11,458	11,264
8/19	10,960	11,755	11,364
9/19	10,947	11,692	11,372
10/19	10,988	11,727	11,412
11/19	10,989	11,721	11,422
12/19	11,000	11,713	11,453
1/20	11,084	11,938	11,533
2/20	11,198	12,153	11,653
3/20	11,061	12,082	11,776
4/20	11,185	12,297	11,851
5/20	11,224	12,354	11,865
6/20	11,228	12,432	11,855
7/20	11,255	12,617	11,876
8/20	11,258	12,515	11,880
9/20	11,261	12,509	11,868
10/20	11,276	12,453	11,863
11/20	11,227	12,575	11,871
12/20	11,262	12,592	11,897
1/21	11,283	12,502	11,906
2/21	11,217	12,321	11,826
3/21	11,171	12,168	11,766
4/21	11,211	12,264	11,831
5/21	11,174	12,304	11,810
6/21	11,159	12,390	11,805
7/21	11,219	12,529	11,879
8/21	11,184	12,505	11,860
9/21	11,148	12,397	11,817
10/21	11,080	12,393	11,794
11/21	11,059	12,430	11,783
12/21	11,027	12,398	11,773
1/22	10,864	12,131	11,598
2/22	10,776	11,996	11,486
3/22	10,475	11,662	11,187
4/22	10,131	11,220	10,795
5/22	10,228	11,292	10,914
6/22	10,066	11,115	10,739
7/22	10,368	11,387	11,084
8/22	10,011	11,065	10,705
9/22	9,500	10,587	10,165
10/22	9,362	10,450	10,020
11/22	9,738	10,834	10,428
12/22	9,673	10,785	10,382
1/23	9,997	11,117	10,724
2/23	9,709	10,829	10,441
3/23	9,917	11,104	10,645
4/23	9,968	11,172	10,700
5/23	9,867	11,050	10,621
6/23	9,823	11,011	10,576
7/23	9,799	11,003	10,568
8/23	9,698	10,933	10,481
9/23	9,387	10,655	10,147
10/23	9,195	10,487	9,938
11/23	9,683	10,962	10,456
12/23	10,099	11,381	10,906
1/24	10,042	11,350	10,856
2/24	9,871	11,190	10,679
3/24	9,959	11,293	10,792
4/24	9,653	11,008	10,466
5/24	9,844	11,194	10,675
6/24	9,955	11,300	10,800
7/24	10,226	11,564	11,084
8/24	10,385	11,731	11,263
9/24	10,507	11,888	11,397
10/24	10,166	11,593	11,074

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-3 Shares	10.56%	-1.54%	0.17%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg U.S. Agency Fixed Rate MBS Index	11.44%	-0.60%	1.03%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Bloomberg U.S. Agency Fixed Rate MBS Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$665,009
  Total Number of Portfolio Holdings351
  Portfolio Turnover Rate 233.7%
  Total Advisory Fees Paid (amount in thousands)$3,247

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	90.93%
Bonds	31.72%
Investment Companies	0.49%
Other Assets and LiabilitiesFootnote Reference*	(23.14)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	99.13%
Asset Backed Securities	23.14%
Money Market Funds	0.49%
Government	0.38%
Other Assets and LiabilitiesFootnote Reference*	(23.14)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV839ARR3-0

R-4

PMRDX

Government & High Quality Bond Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Government & High Quality Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$83	0.79%

Management’s Discussion of Fund Performance

The Fund seeks a high level of current income consistent with safety and liquidity. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in debt securities issued by the U.S. government, its agencies or instrumentalities or debt securities that are rated, at the time of purchase, AAA by S&P Global or Aaa by Moody's, including but not limited to asset-backed securities ("ABS"), mortgage securities such as agency and non-agency collateralized mortgage obligations, and other obligations that are secured by mortgages or mortgage-backed securities ("MBS"). Fundamentals remained favorable for the MBS market for the majority of 2024. The technical environment improved in 2024. Money managers maintained a strong bid for MBS and generally held overweight MBS allocations throughout the year. Year over year the Bloomberg U.S. Agency Fixed Rate MBS Index ("Index") spreads moved from 75 basis points ("bps") to 49bps. Current coupon spreads to UST 5/10yr performed similarly moving from at 178bps to 154bps year over year. The Fund’s out-of-Index allocation to the agency collateralized mortgage-backed securities sector ("CMO") was the primary contributor to performance for the year. The Fund underweight position to the 15-year and 20-year portion of the Index also contributed to performance. The Fund’s relative duration versus the Index contributed to performance for the year as the Fund was generally positioned longer than the Index. Security selection/coupon allocation detracted from performance for the year as the Fund maintained an underweight position to the lowest coupons in the Index (i.e. Conventional/Ginnie Mae 1.5%-2.5%). The Fund utilization of short-duration ABS detracted from performance.

How did the Fund perform over the last 10 years?

	R-4 shares at net asset value $10,371	Bloomberg U.S. Aggregate Bond Index $11,593	Bloomberg U.S. Agency Fixed Rate MBS Index $11,074
10/14	10,000	10,000	10,000
11/14	10,054	10,071	10,066
12/14	10,067	10,080	10,082
1/15	10,161	10,292	10,168
2/15	10,125	10,195	10,151
3/15	10,164	10,242	10,189
4/15	10,177	10,206	10,193
5/15	10,191	10,181	10,191
6/15	10,113	10,070	10,112
7/15	10,167	10,140	10,177
8/15	10,154	10,125	10,185
9/15	10,198	10,194	10,245
10/15	10,190	10,196	10,252
11/15	10,153	10,169	10,238
12/15	10,131	10,136	10,235
1/16	10,279	10,275	10,368
2/16	10,316	10,348	10,407
3/16	10,337	10,443	10,437
4/16	10,368	10,483	10,454
5/16	10,342	10,486	10,468
6/16	10,468	10,674	10,553
7/16	10,464	10,742	10,575
8/16	10,439	10,730	10,587
9/16	10,502	10,723	10,616
10/16	10,471	10,641	10,588
11/16	10,292	10,390	10,406
12/16	10,270	10,404	10,406
1/17	10,272	10,425	10,402
2/17	10,312	10,495	10,452
3/17	10,299	10,489	10,455
4/17	10,360	10,570	10,523
5/17	10,413	10,651	10,589
6/17	10,367	10,641	10,547
7/17	10,416	10,687	10,594
8/17	10,476	10,782	10,672
9/17	10,440	10,731	10,648
10/17	10,419	10,737	10,644
11/17	10,391	10,723	10,629
12/17	10,405	10,773	10,664
1/18	10,288	10,649	10,539
2/18	10,228	10,548	10,470
3/18	10,273	10,615	10,536
4/18	10,245	10,536	10,484
5/18	10,310	10,611	10,557
6/18	10,303	10,598	10,562
7/18	10,286	10,601	10,551
8/18	10,341	10,669	10,615
9/18	10,278	10,600	10,549
10/18	10,219	10,517	10,483
11/18	10,304	10,579	10,577
12/18	10,471	10,774	10,769
1/19	10,556	10,888	10,855
2/19	10,546	10,882	10,845
3/19	10,683	11,091	11,003
4/19	10,675	11,094	10,996
5/19	10,814	11,291	11,138
6/19	10,909	11,432	11,218
7/19	10,942	11,458	11,264
8/19	11,060	11,755	11,364
9/19	11,049	11,692	11,372
10/19	11,092	11,727	11,412
11/19	11,094	11,721	11,422
12/19	11,118	11,713	11,453
1/20	11,205	11,938	11,533
2/20	11,311	12,153	11,653
3/20	11,185	12,082	11,776
4/20	11,312	12,297	11,851
5/20	11,353	12,354	11,865
6/20	11,349	12,432	11,855
7/20	11,388	12,617	11,876
8/20	11,393	12,515	11,880
9/20	11,398	12,509	11,868
10/20	11,405	12,453	11,863
11/20	11,367	12,575	11,871
12/20	11,394	12,592	11,897
1/21	11,417	12,502	11,906
2/21	11,363	12,321	11,826
3/21	11,317	12,168	11,766
4/21	11,360	12,264	11,831
5/21	11,324	12,304	11,810
6/21	11,311	12,390	11,805
7/21	11,362	12,529	11,879
8/21	11,339	12,505	11,860
9/21	11,294	12,397	11,817
10/21	11,238	12,393	11,794
11/21	11,207	12,430	11,783
12/21	11,177	12,398	11,773
1/22	11,024	12,131	11,598
2/22	10,936	11,996	11,486
3/22	10,633	11,662	11,187
4/22	10,275	11,220	10,795
5/22	10,386	11,292	10,914
6/22	10,212	11,115	10,739
7/22	10,520	11,387	11,084
8/22	10,171	11,065	10,705
9/22	9,653	10,587	10,165
10/22	9,504	10,450	10,020
11/22	9,899	10,834	10,428
12/22	9,824	10,785	10,382
1/23	10,154	11,117	10,724
2/23	9,874	10,829	10,441
3/23	10,087	11,104	10,645
4/23	10,129	11,172	10,700
5/23	10,039	11,050	10,621
6/23	9,985	11,011	10,576
7/23	9,962	11,003	10,568
8/23	9,872	10,933	10,481
9/23	9,546	10,655	10,147
10/23	9,364	10,487	9,938
11/23	9,861	10,962	10,456
12/23	10,275	11,381	10,906
1/24	10,230	11,350	10,856
2/24	10,057	11,190	10,679
3/24	10,148	11,293	10,792
4/24	9,839	11,008	10,466
5/24	10,035	11,194	10,675
6/24	10,149	11,300	10,800
7/24	10,427	11,564	11,084
8/24	10,591	11,731	11,263
9/24	10,705	11,888	11,397
10/24	10,371	11,593	11,074

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-4 Shares	10.76%	-1.33%	0.37%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg U.S. Agency Fixed Rate MBS Index	11.44%	-0.60%	1.03%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Bloomberg U.S. Agency Fixed Rate MBS Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$665,009
  Total Number of Portfolio Holdings351
  Portfolio Turnover Rate 233.7%
  Total Advisory Fees Paid (amount in thousands)$3,247

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	90.93%
Bonds	31.72%
Investment Companies	0.49%
Other Assets and LiabilitiesFootnote Reference*	(23.14)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	99.13%
Asset Backed Securities	23.14%
Money Market Funds	0.49%
Government	0.38%
Other Assets and LiabilitiesFootnote Reference*	(23.14)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV839ARR4-0

R-5

PMREX

Government & High Quality Bond Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Government & High Quality Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$71	0.67%

Management’s Discussion of Fund Performance

The Fund seeks a high level of current income consistent with safety and liquidity. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in debt securities issued by the U.S. government, its agencies or instrumentalities or debt securities that are rated, at the time of purchase, AAA by S&P Global or Aaa by Moody's, including but not limited to asset-backed securities ("ABS"), mortgage securities such as agency and non-agency collateralized mortgage obligations, and other obligations that are secured by mortgages or mortgage-backed securities ("MBS"). Fundamentals remained favorable for the MBS market for the majority of 2024. The technical environment improved in 2024. Money managers maintained a strong bid for MBS and generally held overweight MBS allocations throughout the year. Year over year the Bloomberg U.S. Agency Fixed Rate MBS Index ("Index") spreads moved from 75 basis points ("bps") to 49bps. Current coupon spreads to UST 5/10yr performed similarly moving from at 178bps to 154bps year over year. The Fund’s out-of-Index allocation to the agency collateralized mortgage-backed securities sector ("CMO") was the primary contributor to performance for the year. The Fund underweight position to the 15-year and 20-year portion of the Index also contributed to performance. The Fund’s relative duration versus the Index contributed to performance for the year as the Fund was generally positioned longer than the Index. Security selection/coupon allocation detracted from performance for the year as the Fund maintained an underweight position to the lowest coupons in the Index (i.e. Conventional/Ginnie Mae 1.5%-2.5%). The Fund utilization of short-duration ABS detracted from performance.

How did the Fund perform over the last 10 years?

	R-5 shares at net asset value $10,474	Bloomberg U.S. Aggregate Bond Index $11,593	Bloomberg U.S. Agency Fixed Rate MBS Index $11,074
10/14	10,000	10,000	10,000
11/14	10,055	10,071	10,066
12/14	10,060	10,080	10,082
1/15	10,155	10,292	10,168
2/15	10,129	10,195	10,151
3/15	10,160	10,242	10,189
4/15	10,183	10,206	10,193
5/15	10,189	10,181	10,191
6/15	10,112	10,070	10,112
7/15	10,176	10,140	10,177
8/15	10,164	10,125	10,185
9/15	10,200	10,194	10,245
10/15	10,193	10,196	10,252
11/15	10,157	10,169	10,238
12/15	10,136	10,136	10,235
1/16	10,294	10,275	10,368
2/16	10,323	10,348	10,407
3/16	10,355	10,443	10,437
4/16	10,377	10,483	10,454
5/16	10,352	10,486	10,468
6/16	10,480	10,674	10,553
7/16	10,485	10,742	10,575
8/16	10,461	10,730	10,587
9/16	10,516	10,723	10,616
10/16	10,487	10,641	10,588
11/16	10,318	10,390	10,406
12/16	10,287	10,404	10,406
1/17	10,290	10,425	10,402
2/17	10,331	10,495	10,452
3/17	10,329	10,489	10,455
4/17	10,391	10,570	10,523
5/17	10,435	10,651	10,589
6/17	10,390	10,641	10,547
7/17	10,441	10,687	10,594
8/17	10,502	10,782	10,672
9/17	10,467	10,731	10,648
10/17	10,457	10,737	10,644
11/17	10,430	10,723	10,629
12/17	10,445	10,773	10,664
1/18	10,318	10,649	10,539
2/18	10,259	10,548	10,470
3/18	10,305	10,615	10,536
4/18	10,278	10,536	10,484
5/18	10,344	10,611	10,557
6/18	10,339	10,598	10,562
7/18	10,322	10,601	10,551
8/18	10,389	10,669	10,615
9/18	10,317	10,600	10,549
10/18	10,258	10,517	10,483
11/18	10,345	10,579	10,577
12/18	10,513	10,774	10,769
1/19	10,599	10,888	10,855
2/19	10,591	10,882	10,845
3/19	10,729	11,091	11,003
4/19	10,722	11,094	10,996
5/19	10,864	11,291	11,138
6/19	10,959	11,432	11,218
7/19	10,994	11,458	11,264
8/19	11,124	11,755	11,364
9/19	11,114	11,692	11,372
10/19	11,148	11,727	11,412
11/19	11,162	11,721	11,422
12/19	11,176	11,713	11,453
1/20	11,265	11,938	11,533
2/20	11,383	12,153	11,653
3/20	11,247	12,082	11,776
4/20	11,376	12,297	11,851
5/20	11,418	12,354	11,865
6/20	11,425	12,432	11,855
7/20	11,456	12,617	11,876
8/20	11,462	12,515	11,880
9/20	11,468	12,509	11,868
10/20	11,476	12,453	11,863
11/20	11,439	12,575	11,871
12/20	11,467	12,592	11,897
1/21	11,502	12,502	11,906
2/21	11,438	12,321	11,826
3/21	11,393	12,168	11,766
4/21	11,438	12,264	11,831
5/21	11,403	12,304	11,810
6/21	11,390	12,390	11,805
7/21	11,443	12,529	11,879
8/21	11,422	12,505	11,860
9/21	11,377	12,397	11,817
10/21	11,322	12,393	11,794
11/21	11,292	12,430	11,783
12/21	11,273	12,398	11,773
1/22	11,109	12,131	11,598
2/22	11,022	11,996	11,486
3/22	10,717	11,662	11,187
4/22	10,369	11,220	10,795
5/22	10,470	11,292	10,914
6/22	10,297	11,115	10,739
7/22	10,608	11,387	11,084
8/22	10,257	11,065	10,705
9/22	9,736	10,587	10,165
10/22	9,586	10,450	10,020
11/22	9,985	10,834	10,428
12/22	9,922	10,785	10,382
1/23	10,245	11,117	10,724
2/23	9,964	10,829	10,441
3/23	10,179	11,104	10,645
4/23	10,234	11,172	10,700
5/23	10,133	11,050	10,621
6/23	10,080	11,011	10,576
7/23	10,057	11,003	10,568
8/23	9,967	10,933	10,481
9/23	9,651	10,655	10,147
10/23	9,456	10,487	9,938
11/23	9,960	10,962	10,456
12/23	10,378	11,381	10,906
1/24	10,333	11,350	10,856
2/24	10,160	11,190	10,679
3/24	10,253	11,293	10,792
4/24	9,942	11,008	10,466
5/24	10,141	11,194	10,675
6/24	10,257	11,300	10,800
7/24	10,527	11,564	11,084
8/24	10,706	11,731	11,263
9/24	10,822	11,888	11,397
10/24	10,474	11,593	11,074

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-5 Shares	10.77%	-1.24%	0.46%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg U.S. Agency Fixed Rate MBS Index	11.44%	-0.60%	1.03%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Bloomberg U.S. Agency Fixed Rate MBS Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$665,009
  Total Number of Portfolio Holdings351
  Portfolio Turnover Rate 233.7%
  Total Advisory Fees Paid (amount in thousands)$3,247

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	90.93%
Bonds	31.72%
Investment Companies	0.49%
Other Assets and LiabilitiesFootnote Reference*	(23.14)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	99.13%
Asset Backed Securities	23.14%
Money Market Funds	0.49%
Government	0.38%
Other Assets and LiabilitiesFootnote Reference*	(23.14)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV839ARR5-0

Institutional

PGVXX

Government Money Market Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Government Money Market Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$19	0.19%

Fund Statistics

  Net Assets (amount in thousands)$3,742,025
  Total Number of Portfolio Holdings51
  Total Advisory Fees Paid (amount in thousands)$4,469

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	48.83%
Repurchase Agreements	39.28%
U.S. Government & Government Agency Obligations	6.63%
Investment Companies	5.68%
Other Assets and Liabilities	(0.42)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Government	55.46%
Financial	39.28%
Money Market Funds	5.68%
Other Assets and Liabilities	(0.42)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV922ARI-0

R-6

PGWXX

Government Money Market Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Government Money Market Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$14	0.14%

Fund Statistics

  Net Assets (amount in thousands)$3,742,025
  Total Number of Portfolio Holdings51
  Total Advisory Fees Paid (amount in thousands)$4,469

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	48.83%
Repurchase Agreements	39.28%
U.S. Government & Government Agency Obligations	6.63%
Investment Companies	5.68%
Other Assets and Liabilities	(0.42)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Government	55.46%
Financial	39.28%
Money Market Funds	5.68%
Other Assets and Liabilities	(0.42)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV922ARR6-0

Institutional

PYHIX

High Income Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about High Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$64	0.60%

Management’s Discussion of Fund Performance

The Fund seeks high current income. Under normal circumstances, the Fund invests primarily in below investment grade bonds and bank loans which are rated, at the time of purchase, Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") and BB+ or lower by S&P Global Ratings ("S&P Global"). It also invests in investment grade bank loans (also known as senior floating rate interests) and securities of foreign issuers. For the year, Polen Capital Credit, LLC ("Polen") was helped by positive selection within capital goods and an underweight to energy names. Post Advisory Group, LLC's ("Post") performance was helped by selection within energy, transportation, and capital goods names. For the year, Post and Polen both underperformed the Bloomberg U.S. Corp High Yield 2% Issuer Capped Index. Post’s underperformance was caused by poor selection within consumer non-cyclical and communication names. Polen’s performance was hurt by selection within consumer non-cyclical and basic industry names.

How did the Fund perform over the last 10 years?

	Institutional shares at net asset value $14,496	Bloomberg U.S. Aggregate Bond Index $11,593	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index $16,073
10/14	10,000	10,000	10,000
11/14	9,933	10,071	9,928
12/14	9,809	10,080	9,784
1/15	9,894	10,292	9,849
2/15	10,120	10,195	10,086
3/15	10,039	10,242	10,031
4/15	10,163	10,206	10,152
5/15	10,180	10,181	10,183
6/15	10,028	10,070	10,031
7/15	9,968	10,140	9,973
8/15	9,801	10,125	9,799
9/15	9,533	10,194	9,547
10/15	9,789	10,196	9,808
11/15	9,556	10,169	9,592
12/15	9,345	10,136	9,350
1/16	9,236	10,275	9,200
2/16	9,302	10,348	9,253
3/16	9,609	10,443	9,664
4/16	9,940	10,483	10,042
5/16	9,977	10,486	10,104
6/16	10,046	10,674	10,197
7/16	10,286	10,742	10,473
8/16	10,483	10,730	10,692
9/16	10,534	10,723	10,764
10/16	10,548	10,641	10,805
11/16	10,485	10,390	10,754
12/16	10,655	10,404	10,952
1/17	10,787	10,425	11,111
2/17	10,940	10,495	11,273
3/17	10,905	10,489	11,248
4/17	11,005	10,570	11,377
5/17	11,087	10,651	11,476
6/17	11,071	10,641	11,492
7/17	11,194	10,687	11,619
8/17	11,186	10,782	11,614
9/17	11,276	10,731	11,719
10/17	11,295	10,737	11,768
11/17	11,234	10,723	11,738
12/17	11,269	10,773	11,774
1/18	11,381	10,649	11,844
2/18	11,298	10,548	11,744
3/18	11,237	10,615	11,673
4/18	11,272	10,536	11,749
5/18	11,266	10,611	11,746
6/18	11,276	10,598	11,793
7/18	11,405	10,601	11,921
8/18	11,463	10,669	12,009
9/18	11,517	10,600	12,076
10/18	11,334	10,517	11,883
11/18	11,250	10,579	11,781
12/18	10,963	10,774	11,528
1/19	11,423	10,888	12,050
2/19	11,583	10,882	12,250
3/19	11,684	11,091	12,365
4/19	11,872	11,094	12,541
5/19	11,691	11,291	12,392
6/19	11,905	11,432	12,674
7/19	11,958	11,458	12,746
8/19	11,934	11,755	12,797
9/19	11,949	11,692	12,843
10/19	11,926	11,727	12,879
11/19	11,963	11,721	12,921
12/19	12,249	11,713	13,179
1/20	12,270	11,938	13,183
2/20	12,095	12,153	12,997
3/20	10,691	12,082	11,507
4/20	11,030	12,297	12,029
5/20	11,501	12,354	12,554
6/20	11,596	12,432	12,674
7/20	12,150	12,617	13,264
8/20	12,261	12,515	13,392
9/20	12,184	12,509	13,254
10/20	12,266	12,453	13,319
11/20	12,684	12,575	13,847
12/20	12,913	12,592	14,108
1/21	12,955	12,502	14,155
2/21	12,984	12,321	14,207
3/21	13,026	12,168	14,229
4/21	13,152	12,264	14,383
5/21	13,178	12,304	14,425
6/21	13,345	12,390	14,618
7/21	13,386	12,529	14,673
8/21	13,470	12,505	14,749
9/21	13,470	12,397	14,748
10/21	13,426	12,393	14,722
11/21	13,330	12,430	14,577
12/21	13,564	12,398	14,850
1/22	13,242	12,131	14,445
2/22	13,122	11,996	14,297
3/22	13,031	11,662	14,134
4/22	12,587	11,220	13,632
5/22	12,570	11,292	13,664
6/22	11,770	11,115	12,744
7/22	12,409	11,387	13,495
8/22	12,158	11,065	13,185
9/22	11,671	10,587	12,662
10/22	11,963	10,450	12,991
11/22	12,184	10,834	13,272
12/22	12,076	10,785	13,190
1/23	12,547	11,117	13,692
2/23	12,401	10,829	13,517
3/23	12,533	11,104	13,660
4/23	12,666	11,172	13,798
5/23	12,550	11,050	13,671
6/23	12,768	11,011	13,899
7/23	12,956	11,003	14,092
8/23	12,969	10,933	14,133
9/23	12,824	10,655	13,964
10/23	12,667	10,487	13,800
11/23	13,194	10,962	14,425
12/23	13,648	11,381	14,963
1/24	13,673	11,350	14,962
2/24	13,700	11,190	15,006
3/24	13,878	11,293	15,183
4/24	13,757	11,008	15,041
5/24	13,921	11,194	15,206
6/24	14,036	11,300	15,350
7/24	14,289	11,564	15,648
8/24	14,501	11,731	15,903
9/24	14,672	11,888	16,161
10/24	14,496	11,593	16,073

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	14.44%	3.98%	3.78%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index	16.47%	4.53%	4.86%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$598,450
  Total Number of Portfolio Holdings1,310
  Portfolio Turnover Rate 73.9%
  Total Advisory Fees Paid (amount in thousands)$19,235

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	78.02%
U.S. Government & Government Agency Obligations	11.68%
Senior Floating Rate Interests	3.03%
Investment Companies	2.24%
Common Stocks	0.32%
Preferred Stocks	0.00%
Other Assets and LiabilitiesFootnote Reference*	4.71%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	14.58%
Consumer, Non-cyclical	13.30%
Consumer, Cyclical	13.20%
Government	11.68%
Communications	10.24%
Energy	9.11%
Industrial	7.71%
Technology	6.99%
Basic Materials	4.87%
Money Market Funds	2.24%
Utilities	1.27%
Diversified	0.10%
Other Assets and LiabilitiesFootnote Reference*	4.71%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

On October 31, 2024, the Fund's Board of Directors approved the acquisition of the assets of the High Income Fund by the High Yield Fund. The proposed merger is expected to occur on or about February 28, 2025.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV840ARI-0

Class A

CPHYX

High Yield Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about High Yield Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$98	0.91%

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of current income. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in below investment grade bonds and bank loans (sometimes called "high yield" or "junk") which are rated, at the time of purchase, Ba1 or lower by Moody's and BB+ or lower by S&P Global. It also invests in investment grade bank loans (also known as senior floating rate interests) and securities of foreign issuers. Security selection had a neutral impact on performance over the year. Outperformance was driven by overweights to Olympus Water US Holding Corp, Ladder Capital Finance Holdings, HawaiianMiles Loyalty Ltd, NRG Energy Inc, and Taseko Mines Ltd, along with the Fund's positioning within each of these issuers' capital structures. However, this was offset by underweights to CommScope LLC, Carvana Co, Community Health Systems Inc, and Lumen Technologies Inc, as well as the Fund's positioning within the capital structures of Carvana Co, Community Health Systems Inc, and DISH Network Corp. Sector allocation detracted from performance due to an underweight in communications and an overweight in transportation, though this was somewhat offset by an overweight in consumer non-cyclical and an underweight in capital goods. When broken down by quality, the top contributors included an underweight to BB rated securities and an overweight to B rated securities, while an underweight to CCC rated securities was the largest detractor to performance over the year.

How did the Fund perform over the last 10 years?

	Class A shares with maximum sales charge $14,921	Bloomberg U.S. Aggregate Bond Index $11,593	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index $16,073
10/14	9,626	10,000	10,000
11/14	9,555	10,071	9,928
12/14	9,410	10,080	9,784
1/15	9,472	10,292	9,849
2/15	9,705	10,195	10,086
3/15	9,686	10,242	10,031
4/15	9,794	10,206	10,152
5/15	9,864	10,181	10,183
6/15	9,724	10,070	10,031
7/15	9,692	10,140	9,973
8/15	9,519	10,125	9,799
9/15	9,294	10,194	9,547
10/15	9,539	10,196	9,808
11/15	9,371	10,169	9,592
12/15	9,136	10,136	9,350
1/16	9,019	10,275	9,200
2/16	9,012	10,348	9,253
3/16	9,320	10,443	9,664
4/16	9,629	10,483	10,042
5/16	9,703	10,486	10,104
6/16	9,763	10,674	10,197
7/16	9,962	10,742	10,473
8/16	10,150	10,730	10,692
9/16	10,227	10,723	10,764
10/16	10,259	10,641	10,805
11/16	10,250	10,390	10,754
12/16	10,472	10,404	10,952
1/17	10,617	10,425	11,111
2/17	10,775	10,495	11,273
3/17	10,768	10,489	11,248
4/17	10,868	10,570	11,377
5/17	10,930	10,651	11,476
6/17	10,935	10,641	11,492
7/17	11,066	10,687	11,619
8/17	11,051	10,782	11,614
9/17	11,180	10,731	11,719
10/17	11,248	10,737	11,768
11/17	11,249	10,723	11,738
12/17	11,284	10,773	11,774
1/18	11,347	10,649	11,844
2/18	11,212	10,548	11,744
3/18	11,128	10,615	11,673
4/18	11,162	10,536	11,749
5/18	11,169	10,611	11,746
6/18	11,207	10,598	11,793
7/18	11,307	10,601	11,921
8/18	11,369	10,669	12,009
9/18	11,403	10,600	12,076
10/18	11,196	10,517	11,883
11/18	11,036	10,579	11,781
12/18	10,743	10,774	11,528
1/19	11,211	10,888	12,050
2/19	11,389	10,882	12,250
3/19	11,492	11,091	12,365
4/19	11,675	11,094	12,541
5/19	11,555	11,291	12,392
6/19	11,799	11,432	12,674
7/19	11,871	11,458	12,746
8/19	11,911	11,755	12,797
9/19	11,908	11,692	12,843
10/19	11,909	11,727	12,879
11/19	11,961	11,721	12,921
12/19	12,172	11,713	13,179
1/20	12,140	11,938	13,183
2/20	11,950	12,153	12,997
3/20	10,711	12,082	11,507
4/20	11,137	12,297	12,029
5/20	11,599	12,354	12,554
6/20	11,646	12,432	12,674
7/20	12,200	12,617	13,264
8/20	12,315	12,515	13,392
9/20	12,208	12,509	13,254
10/20	12,313	12,453	13,319
11/20	12,713	12,575	13,847
12/20	12,912	12,592	14,108
1/21	12,942	12,502	14,155
2/21	13,006	12,321	14,207
3/21	13,058	12,168	14,229
4/21	13,203	12,264	14,383
5/21	13,252	12,304	14,425
6/21	13,430	12,390	14,618
7/21	13,467	12,529	14,673
8/21	13,520	12,505	14,749
9/21	13,536	12,397	14,748
10/21	13,500	12,393	14,722
11/21	13,385	12,430	14,577
12/21	13,608	12,398	14,850
1/22	13,322	12,131	14,445
2/22	13,238	11,996	14,297
3/22	13,141	11,662	14,134
4/22	12,761	11,220	13,632
5/22	12,718	11,292	13,664
6/22	11,938	11,115	12,744
7/22	12,584	11,387	13,495
8/22	12,335	11,065	13,185
9/22	11,841	10,587	12,662
10/22	12,189	10,450	12,991
11/22	12,518	10,834	13,272
12/22	12,445	10,785	13,190
1/23	12,873	11,117	13,692
2/23	12,692	10,829	13,517
3/23	12,896	11,104	13,660
4/23	13,012	11,172	13,798
5/23	12,877	11,050	13,671
6/23	13,062	11,011	13,899
7/23	13,222	11,003	14,092
8/23	13,267	10,933	14,133
9/23	13,092	10,655	13,964
10/23	12,958	10,487	13,800
11/23	13,499	10,962	14,425
12/23	13,985	11,381	14,963
1/24	14,012	11,350	14,962
2/24	14,038	11,190	15,006
3/24	14,195	11,293	15,183
4/24	14,099	11,008	15,041
5/24	14,243	11,194	15,206
6/24	14,377	11,300	15,350
7/24	14,606	11,564	15,648
8/24	14,818	11,731	15,903
9/24	14,996	11,888	16,161
10/24	14,921	11,593	16,073

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	15.15%	4.61%	4.48%
Class A Shares Including Sales Charge	10.76%	3.81%	4.08%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index	16.47%	4.53%	4.86%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$5,850,503
  Total Number of Portfolio Holdings367
  Portfolio Turnover Rate 39.1%
  Total Advisory Fees Paid (amount in thousands)$14,568

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	91.13%
Investment Companies	7.30%
Senior Floating Rate Interests	3.54%
Common Stocks	0.02%
Convertible Bonds	0.00%
Other Assets and LiabilitiesFootnote Reference*	(1.99)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Consumer, Cyclical	18.74%
Consumer, Non-cyclical	17.09%
Financial	11.53%
Energy	10.93%
Industrial	10.55%
Communications	10.23%
Basic Materials	8.04%
Money Market Funds	6.02%
Technology	3.81%
Utilities	3.77%
Exchange-Traded Funds	1.28%
Other Assets and LiabilitiesFootnote Reference*	(1.99)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV841ARA-0

Class C

CCHIX

High Yield Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about High Yield Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$181	1.69%

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of current income. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in below investment grade bonds and bank loans (sometimes called "high yield" or "junk") which are rated, at the time of purchase, Ba1 or lower by Moody's and BB+ or lower by S&P Global. It also invests in investment grade bank loans (also known as senior floating rate interests) and securities of foreign issuers. Security selection had a neutral impact on performance over the year. Outperformance was driven by overweights to Olympus Water US Holding Corp, Ladder Capital Finance Holdings, HawaiianMiles Loyalty Ltd, NRG Energy Inc, and Taseko Mines Ltd, along with the Fund's positioning within each of these issuers' capital structures. However, this was offset by underweights to CommScope LLC, Carvana Co, Community Health Systems Inc, and Lumen Technologies Inc, as well as the Fund's positioning within the capital structures of Carvana Co, Community Health Systems Inc, and DISH Network Corp. Sector allocation detracted from performance due to an underweight in communications and an overweight in transportation, though this was somewhat offset by an overweight in consumer non-cyclical and an underweight in capital goods. When broken down by quality, the top contributors included an underweight to BB rated securities and an overweight to B rated securities, while an underweight to CCC rated securities was the largest detractor to performance over the year.

How did the Fund perform over the last 10 years?

	Class C shares with maximum sales charge $14,615	Bloomberg U.S. Aggregate Bond Index $11,593	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index $16,073
10/14	10,000	10,000	10,000
11/14	9,934	10,071	9,928
12/14	9,767	10,080	9,784
1/15	9,838	10,292	9,849
2/15	10,059	10,195	10,086
3/15	10,032	10,242	10,031
4/15	10,150	10,206	10,152
5/15	10,216	10,181	10,183
6/15	10,067	10,070	10,031
7/15	10,026	10,140	9,973
8/15	9,830	10,125	9,799
9/15	9,592	10,194	9,547
10/15	9,850	10,196	9,808
11/15	9,659	10,169	9,592
12/15	9,413	10,136	9,350
1/16	9,288	10,275	9,200
2/16	9,276	10,348	9,253
3/16	9,599	10,443	9,664
4/16	9,893	10,483	10,042
5/16	9,977	10,486	10,104
6/16	10,031	10,674	10,197
7/16	10,227	10,742	10,473
8/16	10,411	10,730	10,692
9/16	10,482	10,723	10,764
10/16	10,508	10,641	10,805
11/16	10,493	10,390	10,754
12/16	10,710	10,404	10,952
1/17	10,865	10,425	11,111
2/17	11,020	10,495	11,273
3/17	10,991	10,489	11,248
4/17	11,086	10,570	11,377
5/17	11,156	10,651	11,476
6/17	11,154	10,641	11,492
7/17	11,266	10,687	11,619
8/17	11,259	10,782	11,614
9/17	11,366	10,731	11,719
10/17	11,443	10,737	11,768
11/17	11,438	10,723	11,738
12/17	11,451	10,773	11,774
1/18	11,507	10,649	11,844
2/18	11,380	10,548	11,744
3/18	11,274	10,615	11,673
4/18	11,317	10,536	11,749
5/18	11,317	10,611	11,746
6/18	11,332	10,598	11,793
7/18	11,426	10,601	11,921
8/18	11,495	10,669	12,009
9/18	11,508	10,600	12,076
10/18	11,311	10,517	11,883
11/18	11,144	10,579	11,781
12/18	10,829	10,774	11,528
1/19	11,305	10,888	12,050
2/19	11,476	10,882	12,250
3/19	11,572	11,091	12,365
4/19	11,746	11,094	12,541
5/19	11,618	11,291	12,392
6/19	11,855	11,432	12,674
7/19	11,919	11,458	12,746
8/19	11,950	11,755	12,797
9/19	11,941	11,692	12,843
10/19	11,935	11,727	12,879
11/19	11,979	11,721	12,921
12/19	12,198	11,713	13,179
1/20	12,141	11,938	13,183
2/20	11,947	12,153	12,997
3/20	10,715	12,082	11,507
4/20	11,112	12,297	12,029
5/20	11,579	12,354	12,554
6/20	11,617	12,432	12,674
7/20	12,173	12,617	13,264
8/20	12,280	12,515	13,392
9/20	12,166	12,509	13,254
10/20	12,262	12,453	13,319
11/20	12,648	12,575	13,847
12/20	12,835	12,592	14,108
1/21	12,857	12,502	14,155
2/21	12,912	12,321	14,207
3/21	12,955	12,168	14,229
4/21	13,088	12,264	14,383
5/21	13,127	12,304	14,425
6/21	13,293	12,390	14,618
7/21	13,321	12,529	14,673
8/21	13,364	12,505	14,749
9/21	13,373	12,397	14,748
10/21	13,349	12,393	14,722
11/21	13,211	12,430	14,577
12/21	13,438	12,398	14,850
1/22	13,132	12,131	14,445
2/22	13,043	11,996	14,297
3/22	12,940	11,662	14,134
4/22	12,544	11,220	13,632
5/22	12,513	11,292	13,664
6/22	11,729	11,115	12,744
7/22	12,347	11,387	13,495
8/22	12,097	11,065	13,185
9/22	11,610	10,587	12,662
10/22	11,958	10,450	12,991
11/22	12,261	10,834	13,272
12/22	12,190	10,785	13,190
1/23	12,609	11,117	13,692
2/23	12,432	10,829	13,517
3/23	12,632	11,104	13,660
4/23	12,745	11,172	13,798
5/23	12,613	11,050	13,671
6/23	12,794	11,011	13,899
7/23	12,951	11,003	14,092
8/23	12,995	10,933	14,133
9/23	12,824	10,655	13,964
10/23	12,693	10,487	13,800
11/23	13,222	10,962	14,425
12/23	13,698	11,381	14,963
1/24	13,725	11,350	14,962
2/24	13,750	11,190	15,006
3/24	13,904	11,293	15,183
4/24	13,810	11,008	15,041
5/24	13,951	11,194	15,206
6/24	14,082	11,300	15,350
7/24	14,306	11,564	15,648
8/24	14,514	11,731	15,903
9/24	14,688	11,888	16,161
10/24	14,615	11,593	16,073

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class C Shares Excluding Sales Charge	14.21%	3.81%	3.87%
Class C Shares Including Sales Charge	13.21%	3.81%	3.87%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index	16.47%	4.53%	4.86%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$5,850,503
  Total Number of Portfolio Holdings367
  Portfolio Turnover Rate 39.1%
  Total Advisory Fees Paid (amount in thousands)$14,568

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	91.13%
Investment Companies	7.30%
Senior Floating Rate Interests	3.54%
Common Stocks	0.02%
Convertible Bonds	0.00%
Other Assets and LiabilitiesFootnote Reference*	(1.99)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Consumer, Cyclical	18.74%
Consumer, Non-cyclical	17.09%
Financial	11.53%
Energy	10.93%
Industrial	10.55%
Communications	10.23%
Basic Materials	8.04%
Money Market Funds	6.02%
Technology	3.81%
Utilities	3.77%
Exchange-Traded Funds	1.28%
Other Assets and LiabilitiesFootnote Reference*	(1.99)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV841ARC-0

Institutional

PHYTX

High Yield Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about High Yield Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$66	0.61%

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of current income. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in below investment grade bonds and bank loans (sometimes called "high yield" or "junk") which are rated, at the time of purchase, Ba1 or lower by Moody's and BB+ or lower by S&P Global. It also invests in investment grade bank loans (also known as senior floating rate interests) and securities of foreign issuers. Security selection had a neutral impact on performance over the year. Outperformance was driven by overweights to Olympus Water US Holding Corp, Ladder Capital Finance Holdings, HawaiianMiles Loyalty Ltd, NRG Energy Inc, and Taseko Mines Ltd, along with the Fund's positioning within each of these issuers' capital structures. However, this was offset by underweights to CommScope LLC, Carvana Co, Community Health Systems Inc, and Lumen Technologies Inc, as well as the Fund's positioning within the capital structures of Carvana Co, Community Health Systems Inc, and DISH Network Corp. Sector allocation detracted from performance due to an underweight in communications and an overweight in transportation, though this was somewhat offset by an overweight in consumer non-cyclical and an underweight in capital goods. When broken down by quality, the top contributors included an underweight to BB rated securities and an overweight to B rated securities, while an underweight to CCC rated securities was the largest detractor to performance over the year.

How did the Fund perform over the last 10 years?

	Institutional shares at net asset value $15,988	Bloomberg U.S. Aggregate Bond Index $11,593	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index $16,073
10/14	10,000	10,000	10,000
11/14	9,942	10,071	9,928
12/14	9,794	10,080	9,784
1/15	9,861	10,292	9,849
2/15	10,094	10,195	10,086
3/15	10,076	10,242	10,031
4/15	10,205	10,206	10,152
5/15	10,268	10,181	10,183
6/15	10,124	10,070	10,031
7/15	10,093	10,140	9,973
8/15	9,913	10,125	9,799
9/15	9,692	10,194	9,547
10/15	9,951	10,196	9,808
11/15	9,776	10,169	9,592
12/15	9,519	10,136	9,350
1/16	9,413	10,275	9,200
2/16	9,394	10,348	9,253
3/16	9,735	10,443	9,664
4/16	10,047	10,483	10,042
5/16	10,142	10,486	10,104
6/16	10,192	10,674	10,197
7/16	10,418	10,742	10,473
8/16	10,603	10,730	10,692
9/16	10,687	10,723	10,764
10/16	10,723	10,641	10,805
11/16	10,730	10,390	10,754
12/16	10,952	10,404	10,952
1/17	11,122	10,425	11,111
2/17	11,276	10,495	11,273
3/17	11,273	10,489	11,248
4/17	11,381	10,570	11,377
5/17	11,464	10,651	11,476
6/17	11,457	10,641	11,492
7/17	11,598	10,687	11,619
8/17	11,585	10,782	11,614
9/17	11,724	10,731	11,719
10/17	11,798	10,737	11,768
11/17	11,803	10,723	11,738
12/17	11,844	10,773	11,774
1/18	11,913	10,649	11,844
2/18	11,774	10,548	11,744
3/18	11,689	10,615	11,673
4/18	11,727	10,536	11,749
5/18	11,737	10,611	11,746
6/18	11,780	10,598	11,793
7/18	11,889	10,601	11,921
8/18	11,958	10,669	12,009
9/18	11,997	10,600	12,076
10/18	11,781	10,517	11,883
11/18	11,631	10,579	11,781
12/18	11,307	10,774	11,528
1/19	11,806	10,888	12,050
2/19	11,998	10,882	12,250
3/19	12,111	11,091	12,365
4/19	12,290	11,094	12,541
5/19	12,183	11,291	12,392
6/19	12,447	11,432	12,674
7/19	12,526	11,458	12,746
8/19	12,572	11,755	12,797
9/19	12,573	11,692	12,843
10/19	12,577	11,727	12,879
11/19	12,637	11,721	12,921
12/19	12,866	11,713	13,179
1/20	12,835	11,938	13,183
2/20	12,618	12,153	12,997
3/20	11,320	12,082	11,507
4/20	11,777	12,297	12,029
5/20	12,272	12,354	12,554
6/20	12,325	12,432	12,674
7/20	12,919	12,617	13,264
8/20	13,045	12,515	13,392
9/20	12,932	12,509	13,254
10/20	13,047	12,453	13,319
11/20	13,476	12,575	13,847
12/20	13,692	12,592	14,108
1/21	13,709	12,502	14,155
2/21	13,799	12,321	14,207
3/21	13,840	12,168	14,229
4/21	13,998	12,264	14,383
5/21	14,054	12,304	14,425
6/21	14,248	12,390	14,618
7/21	14,292	12,529	14,673
8/21	14,352	12,505	14,749
9/21	14,373	12,397	14,748
10/21	14,358	12,393	14,722
11/21	14,219	12,430	14,577
12/21	14,462	12,398	14,850
1/22	14,158	12,131	14,445
2/22	14,072	11,996	14,297
3/22	13,971	11,662	14,134
4/22	13,567	11,220	13,632
5/22	13,545	11,292	13,664
6/22	12,711	11,115	12,744
7/22	13,387	11,387	13,495
8/22	13,124	11,065	13,185
9/22	12,617	10,587	12,662
10/22	12,994	10,450	12,991
11/22	13,330	10,834	13,272
12/22	13,255	10,785	13,190
1/23	13,719	11,117	13,692
2/23	13,548	10,829	13,517
3/23	13,751	11,104	13,660
4/23	13,900	11,172	13,798
5/23	13,759	11,050	13,671
6/23	13,941	11,011	13,899
7/23	14,140	11,003	14,092
8/23	14,171	10,933	14,133
9/23	13,986	10,655	13,964
10/23	13,845	10,487	13,800
11/23	14,432	10,962	14,425
12/23	14,960	11,381	14,963
1/24	14,994	11,350	14,962
2/24	15,003	11,190	15,006
3/24	15,199	11,293	15,183
4/24	15,099	11,008	15,041
5/24	15,259	11,194	15,206
6/24	15,407	11,300	15,350
7/24	15,635	11,564	15,648
8/24	15,869	11,731	15,903
9/24	16,064	11,888	16,161
10/24	15,988	11,593	16,073

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	15.48%	4.92%	4.80%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index	16.47%	4.53%	4.86%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$5,850,503
  Total Number of Portfolio Holdings367
  Portfolio Turnover Rate 39.1%
  Total Advisory Fees Paid (amount in thousands)$14,568

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	91.13%
Investment Companies	7.30%
Senior Floating Rate Interests	3.54%
Common Stocks	0.02%
Convertible Bonds	0.00%
Other Assets and LiabilitiesFootnote Reference*	(1.99)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Consumer, Cyclical	18.74%
Consumer, Non-cyclical	17.09%
Financial	11.53%
Energy	10.93%
Industrial	10.55%
Communications	10.23%
Basic Materials	8.04%
Money Market Funds	6.02%
Technology	3.81%
Utilities	3.77%
Exchange-Traded Funds	1.28%
Other Assets and LiabilitiesFootnote Reference*	(1.99)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV841ARI-0

R-6

PHYFX

High Yield Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about High Yield Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$57	0.53%

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of current income. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in below investment grade bonds and bank loans (sometimes called "high yield" or "junk") which are rated, at the time of purchase, Ba1 or lower by Moody's and BB+ or lower by S&P Global. It also invests in investment grade bank loans (also known as senior floating rate interests) and securities of foreign issuers. Security selection had a neutral impact on performance over the year. Outperformance was driven by overweights to Olympus Water US Holding Corp, Ladder Capital Finance Holdings, HawaiianMiles Loyalty Ltd, NRG Energy Inc, and Taseko Mines Ltd, along with the Fund's positioning within each of these issuers' capital structures. However, this was offset by underweights to CommScope LLC, Carvana Co, Community Health Systems Inc, and Lumen Technologies Inc, as well as the Fund's positioning within the capital structures of Carvana Co, Community Health Systems Inc, and DISH Network Corp. Sector allocation detracted from performance due to an underweight in communications and an overweight in transportation, though this was somewhat offset by an overweight in consumer non-cyclical and an underweight in capital goods. When broken down by quality, the top contributors included an underweight to BB rated securities and an overweight to B rated securities, while an underweight to CCC rated securities was the largest detractor to performance over the year.

How did the Fund perform over the last 10 years?

	R-6 shares at net asset value $15,986	Bloomberg U.S. Aggregate Bond Index $11,593	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index $16,073
10/14	10,000	10,000	10,000
11/14	9,926	10,071	9,928
12/14	9,776	10,080	9,784
1/15	9,840	10,292	9,849
2/15	10,082	10,195	10,086
3/15	10,062	10,242	10,031
4/15	10,174	10,206	10,152
5/15	10,247	10,181	10,183
6/15	10,102	10,070	10,031
7/15	10,068	10,140	9,973
8/15	9,889	10,125	9,799
9/15	9,655	10,194	9,547
10/15	9,910	10,196	9,808
11/15	9,735	10,169	9,592
12/15	9,491	10,136	9,350
1/16	9,370	10,275	9,200
2/16	9,363	10,348	9,253
3/16	9,682	10,443	9,664
4/16	10,003	10,483	10,042
5/16	10,080	10,486	10,104
6/16	10,142	10,674	10,197
7/16	10,349	10,742	10,473
8/16	10,544	10,730	10,692
9/16	10,625	10,723	10,764
10/16	10,658	10,641	10,805
11/16	10,664	10,390	10,754
12/16	10,883	10,404	10,952
1/17	11,052	10,425	11,111
2/17	11,205	10,495	11,273
3/17	11,201	10,489	11,248
4/17	11,308	10,570	11,377
5/17	11,390	10,651	11,476
6/17	11,383	10,641	11,492
7/17	11,524	10,687	11,619
8/17	11,512	10,782	11,614
9/17	11,651	10,731	11,719
10/17	11,725	10,737	11,768
11/17	11,731	10,723	11,738
12/17	11,756	10,773	11,774
1/18	11,826	10,649	11,844
2/18	11,704	10,548	11,744
3/18	11,621	10,615	11,673
4/18	11,659	10,536	11,749
5/18	11,670	10,611	11,746
6/18	11,698	10,598	11,793
7/18	11,823	10,601	11,921
8/18	11,892	10,669	12,009
9/18	11,915	10,600	12,076
10/18	11,718	10,517	11,883
11/18	11,554	10,579	11,781
12/18	11,249	10,774	11,528
1/19	11,746	10,888	12,050
2/19	11,937	10,882	12,250
3/19	12,051	11,091	12,365
4/19	12,231	11,094	12,541
5/19	12,125	11,291	12,392
6/19	12,370	11,432	12,674
7/19	12,450	11,458	12,746
8/19	12,497	11,755	12,797
9/19	12,516	11,692	12,843
10/19	12,522	11,727	12,879
11/19	12,582	11,721	12,921
12/19	12,810	11,713	13,179
1/20	12,781	11,938	13,183
2/20	12,566	12,153	12,997
3/20	11,274	12,082	11,507
4/20	11,729	12,297	12,029
5/20	12,224	12,354	12,554
6/20	12,278	12,432	12,674
7/20	12,870	12,617	13,264
8/20	12,997	12,515	13,392
9/20	12,885	12,509	13,254
10/20	13,000	12,453	13,319
11/20	13,429	12,575	13,847
12/20	13,646	12,592	14,108
1/21	13,663	12,502	14,155
2/21	13,754	12,321	14,207
3/21	13,796	12,168	14,229
4/21	13,955	12,264	14,383
5/21	14,030	12,304	14,425
6/21	14,205	12,390	14,618
7/21	14,251	12,529	14,673
8/21	14,312	12,505	14,749
9/21	14,334	12,397	14,748
10/21	14,319	12,393	14,722
11/21	14,182	12,430	14,577
12/21	14,426	12,398	14,850
1/22	14,124	12,131	14,445
2/22	14,039	11,996	14,297
3/22	13,939	11,662	14,134
4/22	13,537	11,220	13,632
5/22	13,516	11,292	13,664
6/22	12,685	11,115	12,744
7/22	13,361	11,387	13,495
8/22	13,099	11,065	13,185
9/22	12,594	10,587	12,662
10/22	12,971	10,450	12,991
11/22	13,307	10,834	13,272
12/22	13,233	10,785	13,190
1/23	13,697	11,117	13,692
2/23	13,528	10,829	13,517
3/23	13,731	11,104	13,660
4/23	13,881	11,172	13,798
5/23	13,741	11,050	13,671
6/23	13,924	11,011	13,899
7/23	14,123	11,003	14,092
8/23	14,155	10,933	14,133
9/23	13,971	10,655	13,964
10/23	13,832	10,487	13,800
11/23	14,419	10,962	14,425
12/23	14,926	11,381	14,963
1/24	14,983	11,350	14,962
2/24	14,993	11,190	15,006
3/24	15,190	11,293	15,183
4/24	15,091	11,008	15,041
5/24	15,252	11,194	15,206
6/24	15,378	11,300	15,350
7/24	15,630	11,564	15,648
8/24	15,865	11,731	15,903
9/24	16,061	11,888	16,161
10/24	15,986	11,593	16,073

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	15.57%	5.01%	4.80%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index	16.47%	4.53%	4.86%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is April 8, 1998.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$5,850,503
  Total Number of Portfolio Holdings367
  Portfolio Turnover Rate 39.1%
  Total Advisory Fees Paid (amount in thousands)$14,568

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	91.13%
Investment Companies	7.30%
Senior Floating Rate Interests	3.54%
Common Stocks	0.02%
Convertible Bonds	0.00%
Other Assets and LiabilitiesFootnote Reference*	(1.99)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Consumer, Cyclical	18.74%
Consumer, Non-cyclical	17.09%
Financial	11.53%
Energy	10.93%
Industrial	10.55%
Communications	10.23%
Basic Materials	8.04%
Money Market Funds	6.02%
Technology	3.81%
Utilities	3.77%
Exchange-Traded Funds	1.28%
Other Assets and LiabilitiesFootnote Reference*	(1.99)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV841ARR6-0

Class J

PIPJX

Inflation Protection Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Inflation Protection Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$76	0.73%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and real (after inflation) total returns. The Fund invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±20% of the duration of the Bloomberg U.S. Treasury Inflation Protected Securities (“TIPS”) Index. The Fund is not managed to a particular maturity. Risk assets performed well over the trailing 12 months as the U.S. economy was more resilient than expected. The Fund’s structural long position in rental-linked securities, primarily focused on single-family rentals, contributed to performance, as increasing rental prices and positive risk sentiment led to compression in spread levels. The long position in agency mortgage-backed securities also added to performance. The Fund's duration position in U.S rates benefited performance. The Fund entered the year long U.S nominal rates after the sell-off in rates in October 2023, then trimmed that position before flipping to an underweight in January 2024. The Fund flipped to overweight front-end U.S nominal rates in April 2024, generally positioned for a curve steepening driven by the front end of the curve. During mid-August the Fund switched from an overweight to an underweight position as it held conviction that market pricing was overdone. The Fund benefitted from the rates sell-off in October 2024. The allocation in Mexico and Brazil detracted from performance as rates sold off on the back end of heightened macro and local election uncertainties.

How did the Fund perform over the last 10 years?

	Class J shares with maximum sales charge $11,367	Bloomberg U.S. Aggregate Bond Index $11,593	Bloomberg U.S. Treasury TIPS Index $12,510
10/14	10,000	10,000	10,000
11/14	10,012	10,071	10,026
12/14	9,883	10,080	9,913
1/15	10,194	10,292	10,225
2/15	10,075	10,195	10,102
3/15	10,027	10,242	10,054
4/15	10,087	10,206	10,128
5/15	9,991	10,181	10,045
6/15	9,871	10,070	9,947
7/15	9,871	10,140	9,968
8/15	9,776	10,125	9,892
9/15	9,680	10,194	9,833
10/15	9,704	10,196	9,858
11/15	9,692	10,169	9,849
12/15	9,612	10,136	9,770
1/16	9,708	10,275	9,915
2/16	9,805	10,348	10,026
3/16	9,949	10,443	10,206
4/16	9,973	10,483	10,241
5/16	9,901	10,486	10,169
6/16	10,094	10,674	10,380
7/16	10,178	10,742	10,470
8/16	10,142	10,730	10,423
9/16	10,190	10,723	10,480
10/16	10,142	10,641	10,439
11/16	9,949	10,390	10,238
12/16	9,912	10,404	10,228
1/17	9,997	10,425	10,314
2/17	10,021	10,495	10,362
3/17	10,033	10,489	10,357
4/17	10,070	10,570	10,418
5/17	10,070	10,651	10,414
6/17	9,972	10,641	10,315
7/17	9,997	10,687	10,361
8/17	10,070	10,782	10,471
9/17	10,009	10,731	10,404
10/17	10,045	10,737	10,426
11/17	10,045	10,723	10,440
12/17	10,139	10,773	10,536
1/18	10,064	10,649	10,445
2/18	9,966	10,548	10,344
3/18	10,052	10,615	10,452
4/18	10,064	10,536	10,446
5/18	10,089	10,611	10,491
6/18	10,114	10,598	10,533
7/18	10,064	10,601	10,482
8/18	10,126	10,669	10,558
9/18	10,015	10,600	10,447
10/18	9,842	10,517	10,297
11/18	9,879	10,579	10,346
12/18	9,915	10,774	10,403
1/19	10,042	10,888	10,543
2/19	10,042	10,882	10,541
3/19	10,207	11,091	10,735
4/19	10,246	11,094	10,771
5/19	10,386	11,291	10,949
6/19	10,444	11,432	11,043
7/19	10,483	11,458	11,082
8/19	10,687	11,755	11,346
9/19	10,529	11,692	11,191
10/19	10,567	11,727	11,220
11/19	10,580	11,721	11,237
12/19	10,623	11,713	11,279
1/20	10,829	11,938	11,516
2/20	10,919	12,153	11,676
3/20	10,661	12,082	11,470
4/20	10,984	12,297	11,789
5/20	11,022	12,354	11,825
6/20	11,138	12,432	11,957
7/20	11,409	12,617	12,232
8/20	11,525	12,515	12,365
9/20	11,506	12,509	12,320
10/20	11,428	12,453	12,240
11/20	11,557	12,575	12,377
12/20	11,680	12,592	12,519
1/21	11,706	12,502	12,561
2/21	11,447	12,321	12,358
3/21	11,473	12,168	12,335
4/21	11,641	12,264	12,508
5/21	11,758	12,304	12,659
6/21	11,836	12,390	12,736
7/21	12,109	12,529	13,075
8/21	12,096	12,505	13,052
9/21	12,005	12,397	12,959
10/21	12,096	12,393	13,106
11/21	12,213	12,430	13,223
12/21	12,249	12,398	13,265
1/22	11,984	12,131	12,997
2/22	12,096	11,996	13,108
3/22	11,900	11,662	12,864
4/22	11,593	11,220	12,601
5/22	11,495	11,292	12,476
6/22	11,132	11,115	12,081
7/22	11,607	11,387	12,607
8/22	11,299	11,065	12,272
9/22	10,531	10,587	11,460
10/22	10,657	10,450	11,602
11/22	10,866	10,834	11,814
12/22	10,739	10,785	11,694
1/23	10,962	11,117	11,908
2/23	10,813	10,829	11,745
3/23	11,110	11,104	12,084
4/23	11,125	11,172	12,097
5/23	10,976	11,050	11,952
6/23	10,932	11,011	11,912
7/23	10,947	11,003	11,927
8/23	10,828	10,933	11,821
9/23	10,620	10,655	11,603
10/23	10,531	10,487	11,518
11/23	10,813	10,962	11,830
12/23	11,060	11,381	12,149
1/24	11,106	11,350	12,171
2/24	10,983	11,190	12,040
3/24	11,044	11,293	12,139
4/24	10,891	11,008	11,934
5/24	11,060	11,194	12,139
6/24	11,136	11,300	12,235
7/24	11,336	11,564	12,453
8/24	11,413	11,731	12,550
9/24	11,566	11,888	12,739
10/24	11,367	11,593	12,510

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	7.94%	1.47%	1.29%
Class J Shares Including Sales Charge	6.94%	1.47%	1.29%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg U.S. Treasury TIPS Index	8.61%	2.20%	2.26%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Bloomberg U.S. Treasury TIPS Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,238,938
  Total Number of Portfolio Holdings229
  Portfolio Turnover Rate 109.6%
  Total Advisory Fees Paid (amount in thousands)$6,496

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	99.91%
Bonds	4.82%
Investment Companies	0.94%
Purchased Options	0.01%
Other Assets and LiabilitiesFootnote Reference*	(5.68)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Government	96.74%
Mortgage Securities	7.41%
Money Market Funds	0.94%
Asset Backed Securities	0.58%
Purchased Options	0.01%
Other Assets and LiabilitiesFootnote Reference*	(5.68)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV843ARJ-0

Institutional

PIPIX

Inflation Protection Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Inflation Protection Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$41	0.39%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and real (after inflation) total returns. The Fund invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±20% of the duration of the Bloomberg U.S. Treasury Inflation Protected Securities (“TIPS”) Index. The Fund is not managed to a particular maturity. Risk assets performed well over the trailing 12 months as the U.S. economy was more resilient than expected. The Fund’s structural long position in rental-linked securities, primarily focused on single-family rentals, contributed to performance, as increasing rental prices and positive risk sentiment led to compression in spread levels. The long position in agency mortgage-backed securities also added to performance. The Fund's duration position in U.S rates benefited performance. The Fund entered the year long U.S nominal rates after the sell-off in rates in October 2023, then trimmed that position before flipping to an underweight in January 2024. The Fund flipped to overweight front-end U.S nominal rates in April 2024, generally positioned for a curve steepening driven by the front end of the curve. During mid-August the Fund switched from an overweight to an underweight position as it held conviction that market pricing was overdone. The Fund benefitted from the rates sell-off in October 2024. The allocation in Mexico and Brazil detracted from performance as rates sold off on the back end of heightened macro and local election uncertainties.

How did the Fund perform over the last 10 years?

	Institutional shares at net asset value $12,020	Bloomberg U.S. Aggregate Bond Index $11,593	Bloomberg U.S. Treasury TIPS Index $12,510
10/14	10,000	10,000	10,000
11/14	10,012	10,071	10,026
12/14	9,903	10,080	9,913
1/15	10,208	10,292	10,225
2/15	10,102	10,195	10,102
3/15	10,055	10,242	10,054
4/15	10,114	10,206	10,128
5/15	10,020	10,181	10,045
6/15	9,915	10,070	9,947
7/15	9,915	10,140	9,968
8/15	9,833	10,125	9,892
9/15	9,739	10,194	9,833
10/15	9,774	10,196	9,858
11/15	9,763	10,169	9,849
12/15	9,691	10,136	9,770
1/16	9,797	10,275	9,915
2/16	9,891	10,348	10,026
3/16	10,045	10,443	10,206
4/16	10,080	10,483	10,241
5/16	10,009	10,486	10,169
6/16	10,210	10,674	10,380
7/16	10,304	10,742	10,470
8/16	10,269	10,730	10,423
9/16	10,316	10,723	10,480
10/16	10,292	10,641	10,439
11/16	10,092	10,390	10,238
12/16	10,062	10,404	10,228
1/17	10,145	10,425	10,314
2/17	10,181	10,495	10,362
3/17	10,193	10,489	10,357
4/17	10,252	10,570	10,418
5/17	10,252	10,651	10,414
6/17	10,145	10,641	10,315
7/17	10,193	10,687	10,361
8/17	10,264	10,782	10,471
9/17	10,217	10,731	10,404
10/17	10,252	10,737	10,426
11/17	10,264	10,723	10,440
12/17	10,365	10,773	10,536
1/18	10,292	10,649	10,445
2/18	10,195	10,548	10,344
3/18	10,292	10,615	10,452
4/18	10,304	10,536	10,446
5/18	10,329	10,611	10,491
6/18	10,377	10,598	10,533
7/18	10,329	10,601	10,482
8/18	10,402	10,669	10,558
9/18	10,280	10,600	10,447
10/18	10,122	10,517	10,297
11/18	10,159	10,579	10,346
12/18	10,201	10,774	10,403
1/19	10,351	10,888	10,543
2/19	10,351	10,882	10,541
3/19	10,526	11,091	10,735
4/19	10,564	11,094	10,771
5/19	10,727	11,291	10,949
6/19	10,793	11,432	11,043
7/19	10,831	11,458	11,082
8/19	11,057	11,755	11,346
9/19	10,896	11,692	11,191
10/19	10,947	11,727	11,220
11/19	10,972	11,721	11,237
12/19	11,023	11,713	11,279
1/20	11,239	11,938	11,516
2/20	11,341	12,153	11,676
3/20	11,077	12,082	11,470
4/20	11,422	12,297	11,789
5/20	11,460	12,354	11,825
6/20	11,600	12,432	11,957
7/20	11,881	12,617	12,232
8/20	12,009	12,515	12,365
9/20	11,990	12,509	12,320
10/20	11,913	12,453	12,240
11/20	12,055	12,575	12,377
12/20	12,190	12,592	12,519
1/21	12,229	12,502	12,561
2/21	11,958	12,321	12,358
3/21	11,984	12,168	12,335
4/21	12,165	12,264	12,508
5/21	12,293	12,304	12,659
6/21	12,384	12,390	12,736
7/21	12,667	12,529	13,075
8/21	12,654	12,505	13,052
9/21	12,577	12,397	12,959
10/21	12,667	12,393	13,106
11/21	12,796	12,430	13,223
12/21	12,843	12,398	13,265
1/22	12,566	12,131	12,997
2/22	12,677	11,996	13,108
3/22	12,469	11,662	12,864
4/22	12,165	11,220	12,601
5/22	12,068	11,292	12,476
6/22	11,680	11,115	12,081
7/22	12,179	11,387	12,607
8/22	11,860	11,065	12,272
9/22	11,071	10,587	11,460
10/22	11,196	10,450	11,602
11/22	11,417	10,834	11,814
12/22	11,291	10,785	11,694
1/23	11,527	11,117	11,908
2/23	11,365	10,829	11,745
3/23	11,703	11,104	12,084
4/23	11,703	11,172	12,097
5/23	11,571	11,050	11,952
6/23	11,527	11,011	11,912
7/23	11,527	11,003	11,927
8/23	11,424	10,933	11,821
9/23	11,188	10,655	11,603
10/23	11,100	10,487	11,518
11/23	11,409	10,962	11,830
12/23	11,685	11,381	12,149
1/24	11,731	11,350	12,171
2/24	11,609	11,190	12,040
3/24	11,685	11,293	12,139
4/24	11,502	11,008	11,934
5/24	11,700	11,194	12,139
6/24	11,776	11,300	12,235
7/24	11,990	11,564	12,453
8/24	12,081	11,731	12,550
9/24	12,249	11,888	12,739
10/24	12,020	11,593	12,510

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	8.29%	1.89%	1.86%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg U.S. Treasury TIPS Index	8.61%	2.20%	2.26%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Bloomberg U.S. Treasury TIPS Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,238,938
  Total Number of Portfolio Holdings229
  Portfolio Turnover Rate 109.6%
  Total Advisory Fees Paid (amount in thousands)$6,496

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	99.91%
Bonds	4.82%
Investment Companies	0.94%
Purchased Options	0.01%
Other Assets and LiabilitiesFootnote Reference*	(5.68)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Government	96.74%
Mortgage Securities	7.41%
Money Market Funds	0.94%
Asset Backed Securities	0.58%
Purchased Options	0.01%
Other Assets and LiabilitiesFootnote Reference*	(5.68)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV843ARI-0

R-1

PISPX

Inflation Protection Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Inflation Protection Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$132	1.27%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and real (after inflation) total returns. The Fund invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±20% of the duration of the Bloomberg U.S. Treasury Inflation Protected Securities (“TIPS”) Index. The Fund is not managed to a particular maturity. Risk assets performed well over the trailing 12 months as the U.S. economy was more resilient than expected. The Fund’s structural long position in rental-linked securities, primarily focused on single-family rentals, contributed to performance, as increasing rental prices and positive risk sentiment led to compression in spread levels. The long position in agency mortgage-backed securities also added to performance. The Fund's duration position in U.S rates benefited performance. The Fund entered the year long U.S nominal rates after the sell-off in rates in October 2023, then trimmed that position before flipping to an underweight in January 2024. The Fund flipped to overweight front-end U.S nominal rates in April 2024, generally positioned for a curve steepening driven by the front end of the curve. During mid-August the Fund switched from an overweight to an underweight position as it held conviction that market pricing was overdone. The Fund benefitted from the rates sell-off in October 2024. The allocation in Mexico and Brazil detracted from performance as rates sold off on the back end of heightened macro and local election uncertainties.

How did the Fund perform over the last 10 years?

	R-1 shares at net asset value $11,022	Bloomberg U.S. Aggregate Bond Index $11,593	Bloomberg U.S. Treasury TIPS Index $12,510
10/14	10,000	10,000	10,000
11/14	10,012	10,071	10,026
12/14	9,885	10,080	9,913
1/15	10,188	10,292	10,225
2/15	10,067	10,195	10,102
3/15	10,019	10,242	10,054
4/15	10,079	10,206	10,128
5/15	9,970	10,181	10,045
6/15	9,861	10,070	9,947
7/15	9,861	10,140	9,968
8/15	9,764	10,125	9,892
9/15	9,667	10,194	9,833
10/15	9,691	10,196	9,858
11/15	9,679	10,169	9,849
12/15	9,597	10,136	9,770
1/16	9,694	10,275	9,915
2/16	9,780	10,348	10,026
3/16	9,926	10,443	10,206
4/16	9,950	10,483	10,241
5/16	9,877	10,486	10,169
6/16	10,072	10,674	10,380
7/16	10,145	10,742	10,470
8/16	10,109	10,730	10,423
9/16	10,158	10,723	10,480
10/16	10,109	10,641	10,439
11/16	9,914	10,390	10,238
12/16	9,882	10,404	10,228
1/17	9,956	10,425	10,314
2/17	9,980	10,495	10,362
3/17	9,993	10,489	10,357
4/17	10,030	10,570	10,418
5/17	10,030	10,651	10,414
6/17	9,919	10,641	10,315
7/17	9,956	10,687	10,361
8/17	10,017	10,782	10,471
9/17	9,968	10,731	10,404
10/17	9,993	10,737	10,426
11/17	9,993	10,723	10,440
12/17	10,084	10,773	10,536
1/18	10,009	10,649	10,445
2/18	9,909	10,548	10,344
3/18	9,997	10,615	10,452
4/18	9,997	10,536	10,446
5/18	10,022	10,611	10,491
6/18	10,047	10,598	10,533
7/18	9,997	10,601	10,482
8/18	10,059	10,669	10,558
9/18	9,934	10,600	10,447
10/18	9,771	10,517	10,297
11/18	9,809	10,579	10,346
12/18	9,842	10,774	10,403
1/19	9,971	10,888	10,543
2/19	9,971	10,882	10,541
3/19	10,138	11,091	10,735
4/19	10,164	11,094	10,771
5/19	10,305	11,291	10,949
6/19	10,374	11,432	11,043
7/19	10,400	11,458	11,082
8/19	10,607	11,755	11,346
9/19	10,444	11,692	11,191
10/19	10,483	11,727	11,220
11/19	10,496	11,721	11,237
12/19	10,537	11,713	11,279
1/20	10,745	11,938	11,516
2/20	10,837	12,153	11,676
3/20	10,576	12,082	11,470
4/20	10,889	12,297	11,789
5/20	10,928	12,354	11,825
6/20	11,045	12,432	11,957
7/20	11,306	12,617	12,232
8/20	11,423	12,515	12,365
9/20	11,393	12,509	12,320
10/20	11,315	12,453	12,240
11/20	11,445	12,575	12,377
12/20	11,568	12,592	12,519
1/21	11,581	12,502	12,561
2/21	11,319	12,321	12,358
3/21	11,332	12,168	12,335
4/21	11,502	12,264	12,508
5/21	11,620	12,304	12,659
6/21	11,686	12,390	12,736
7/21	11,961	12,529	13,075
8/21	11,935	12,505	13,052
9/21	11,843	12,397	12,959
10/21	11,922	12,393	13,106
11/21	12,040	12,430	13,223
12/21	12,063	12,398	13,265
1/22	11,810	12,131	12,997
2/22	11,909	11,996	13,108
3/22	11,698	11,662	12,864
4/22	11,403	11,220	12,601
5/22	11,305	11,292	12,476
6/22	10,926	11,115	12,081
7/22	11,389	11,387	12,607
8/22	11,094	11,065	12,272
9/22	10,336	10,587	11,460
10/22	10,448	10,450	11,602
11/22	10,645	10,834	11,814
12/22	10,522	10,785	11,694
1/23	10,730	11,117	11,908
2/23	10,582	10,829	11,745
3/23	10,878	11,104	12,084
4/23	10,878	11,172	12,097
5/23	10,745	11,050	11,952
6/23	10,685	11,011	11,912
7/23	10,700	11,003	11,927
8/23	10,582	10,933	11,821
9/23	10,374	10,655	11,603
10/23	10,270	10,487	11,518
11/23	10,552	10,962	11,830
12/23	10,793	11,381	12,149
1/24	10,824	11,350	12,171
2/24	10,701	11,190	12,040
3/24	10,762	11,293	12,139
4/24	10,595	11,008	11,934
5/24	10,762	11,194	12,139
6/24	10,839	11,300	12,235
7/24	11,022	11,564	12,453
8/24	11,098	11,731	12,550
9/24	11,251	11,888	12,739
10/24	11,022	11,593	12,510

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-1 Shares	7.32%	1.01%	0.98%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg U.S. Treasury TIPS Index	8.61%	2.20%	2.26%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Bloomberg U.S. Treasury TIPS Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,238,938
  Total Number of Portfolio Holdings229
  Portfolio Turnover Rate 109.6%
  Total Advisory Fees Paid (amount in thousands)$6,496

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	99.91%
Bonds	4.82%
Investment Companies	0.94%
Purchased Options	0.01%
Other Assets and LiabilitiesFootnote Reference*	(5.68)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Government	96.74%
Mortgage Securities	7.41%
Money Market Funds	0.94%
Asset Backed Securities	0.58%
Purchased Options	0.01%
Other Assets and LiabilitiesFootnote Reference*	(5.68)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV843ARR1-0

R-3

PIFPX

Inflation Protection Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Inflation Protection Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$100	0.96%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and real (after inflation) total returns. The Fund invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±20% of the duration of the Bloomberg U.S. Treasury Inflation Protected Securities (“TIPS”) Index. The Fund is not managed to a particular maturity. Risk assets performed well over the trailing 12 months as the U.S. economy was more resilient than expected. The Fund’s structural long position in rental-linked securities, primarily focused on single-family rentals, contributed to performance, as increasing rental prices and positive risk sentiment led to compression in spread levels. The long position in agency mortgage-backed securities also added to performance. The Fund's duration position in U.S rates benefited performance. The Fund entered the year long U.S nominal rates after the sell-off in rates in October 2023, then trimmed that position before flipping to an underweight in January 2024. The Fund flipped to overweight front-end U.S nominal rates in April 2024, generally positioned for a curve steepening driven by the front end of the curve. During mid-August the Fund switched from an overweight to an underweight position as it held conviction that market pricing was overdone. The Fund benefitted from the rates sell-off in October 2024. The allocation in Mexico and Brazil detracted from performance as rates sold off on the back end of heightened macro and local election uncertainties.

How did the Fund perform over the last 10 years?

	R-3 shares at net asset value $11,362	Bloomberg U.S. Aggregate Bond Index $11,593	Bloomberg U.S. Treasury TIPS Index $12,510
10/14	10,000	10,000	10,000
11/14	10,012	10,071	10,026
12/14	9,888	10,080	9,913
1/15	10,187	10,292	10,225
2/15	10,079	10,195	10,102
3/15	10,020	10,242	10,054
4/15	10,091	10,206	10,128
5/15	9,984	10,181	10,045
6/15	9,876	10,070	9,947
7/15	9,876	10,140	9,968
8/15	9,780	10,125	9,892
9/15	9,696	10,194	9,833
10/15	9,720	10,196	9,858
11/15	9,708	10,169	9,849
12/15	9,622	10,136	9,770
1/16	9,730	10,275	9,915
2/16	9,814	10,348	10,026
3/16	9,959	10,443	10,206
4/16	9,995	10,483	10,241
5/16	9,911	10,486	10,169
6/16	10,116	10,674	10,380
7/16	10,200	10,742	10,470
8/16	10,152	10,730	10,423
9/16	10,212	10,723	10,480
10/16	10,176	10,641	10,439
11/16	9,971	10,390	10,238
12/16	9,939	10,404	10,228
1/17	10,024	10,425	10,314
2/17	10,048	10,495	10,362
3/17	10,060	10,489	10,357
4/17	10,097	10,570	10,418
5/17	10,097	10,651	10,414
6/17	9,999	10,641	10,315
7/17	10,024	10,687	10,361
8/17	10,097	10,782	10,471
9/17	10,048	10,731	10,404
10/17	10,072	10,737	10,426
11/17	10,084	10,723	10,440
12/17	10,171	10,773	10,536
1/18	10,097	10,649	10,445
2/18	9,997	10,548	10,344
3/18	10,097	10,615	10,452
4/18	10,097	10,536	10,446
5/18	10,121	10,611	10,491
6/18	10,158	10,598	10,533
7/18	10,109	10,601	10,482
8/18	10,171	10,669	10,558
9/18	10,047	10,600	10,447
10/18	9,886	10,517	10,297
11/18	9,923	10,579	10,346
12/18	9,950	10,774	10,403
1/19	10,103	10,888	10,543
2/19	10,091	10,882	10,541
3/19	10,269	11,091	10,735
4/19	10,295	11,094	10,771
5/19	10,448	11,291	10,949
6/19	10,513	11,432	11,043
7/19	10,538	11,458	11,082
8/19	10,756	11,755	11,346
9/19	10,589	11,692	11,191
10/19	10,641	11,727	11,220
11/19	10,654	11,721	11,237
12/19	10,702	11,713	11,279
1/20	10,909	11,938	11,516
2/20	11,000	12,153	11,676
3/20	10,743	12,082	11,470
4/20	11,067	12,297	11,789
5/20	11,105	12,354	11,825
6/20	11,235	12,432	11,957
7/20	11,494	12,617	12,232
8/20	11,623	12,515	12,365
9/20	11,588	12,509	12,320
10/20	11,511	12,453	12,240
11/20	11,653	12,575	12,377
12/20	11,774	12,592	12,519
1/21	11,800	12,502	12,561
2/21	11,539	12,321	12,358
3/21	11,552	12,168	12,335
4/21	11,735	12,264	12,508
5/21	11,839	12,304	12,659
6/21	11,917	12,390	12,736
7/21	12,191	12,529	13,075
8/21	12,178	12,505	13,052
9/21	12,087	12,397	12,959
10/21	12,178	12,393	13,106
11/21	12,296	12,430	13,223
12/21	12,326	12,398	13,265
1/22	12,060	12,131	12,997
2/22	12,172	11,996	13,108
3/22	11,963	11,662	12,864
4/22	11,669	11,220	12,601
5/22	11,558	11,292	12,476
6/22	11,181	11,115	12,081
7/22	11,656	11,387	12,607
8/22	11,348	11,065	12,272
9/22	10,581	10,587	11,460
10/22	10,706	10,450	11,602
11/22	10,902	10,834	11,814
12/22	10,788	10,785	11,694
1/23	10,995	11,117	11,908
2/23	10,847	10,829	11,745
3/23	11,158	11,104	12,084
4/23	11,158	11,172	12,097
5/23	11,025	11,050	11,952
6/23	10,966	11,011	11,912
7/23	10,981	11,003	11,927
8/23	10,862	10,933	11,821
9/23	10,655	10,655	11,603
10/23	10,566	10,487	11,518
11/23	10,847	10,962	11,830
12/23	11,087	11,381	12,149
1/24	11,133	11,350	12,171
2/24	11,011	11,190	12,040
3/24	11,072	11,293	12,139
4/24	10,904	11,008	11,934
5/24	11,087	11,194	12,139
6/24	11,148	11,300	12,235
7/24	11,347	11,564	12,453
8/24	11,439	11,731	12,550
9/24	11,592	11,888	12,739
10/24	11,362	11,593	12,510

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-3 Shares	7.54%	1.32%	1.29%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg U.S. Treasury TIPS Index	8.61%	2.20%	2.26%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Bloomberg U.S. Treasury TIPS Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,238,938
  Total Number of Portfolio Holdings229
  Portfolio Turnover Rate 109.6%
  Total Advisory Fees Paid (amount in thousands)$6,496

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	99.91%
Bonds	4.82%
Investment Companies	0.94%
Purchased Options	0.01%
Other Assets and LiabilitiesFootnote Reference*	(5.68)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Government	96.74%
Mortgage Securities	7.41%
Money Market Funds	0.94%
Asset Backed Securities	0.58%
Purchased Options	0.01%
Other Assets and LiabilitiesFootnote Reference*	(5.68)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV843ARR3-0

R-4

PIFSX

Inflation Protection Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Inflation Protection Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$80	0.77%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and real (after inflation) total returns. The Fund invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±20% of the duration of the Bloomberg U.S. Treasury Inflation Protected Securities (“TIPS”) Index. The Fund is not managed to a particular maturity. Risk assets performed well over the trailing 12 months as the U.S. economy was more resilient than expected. The Fund’s structural long position in rental-linked securities, primarily focused on single-family rentals, contributed to performance, as increasing rental prices and positive risk sentiment led to compression in spread levels. The long position in agency mortgage-backed securities also added to performance. The Fund's duration position in U.S rates benefited performance. The Fund entered the year long U.S nominal rates after the sell-off in rates in October 2023, then trimmed that position before flipping to an underweight in January 2024. The Fund flipped to overweight front-end U.S nominal rates in April 2024, generally positioned for a curve steepening driven by the front end of the curve. During mid-August the Fund switched from an overweight to an underweight position as it held conviction that market pricing was overdone. The Fund benefitted from the rates sell-off in October 2024. The allocation in Mexico and Brazil detracted from performance as rates sold off on the back end of heightened macro and local election uncertainties.

How did the Fund perform over the last 10 years?

	R-4 shares at net asset value $11,586	Bloomberg U.S. Aggregate Bond Index $11,593	Bloomberg U.S. Treasury TIPS Index $12,510
10/14	10,000	10,000	10,000
11/14	10,012	10,071	10,026
12/14	9,892	10,080	9,913
1/15	10,190	10,292	10,225
2/15	10,083	10,195	10,102
3/15	10,035	10,242	10,054
4/15	10,095	10,206	10,128
5/15	9,999	10,181	10,045
6/15	9,892	10,070	9,947
7/15	9,892	10,140	9,968
8/15	9,797	10,125	9,892
9/15	9,714	10,194	9,833
10/15	9,738	10,196	9,858
11/15	9,726	10,169	9,849
12/15	9,644	10,136	9,770
1/16	9,752	10,275	9,915
2/16	9,836	10,348	10,026
3/16	9,992	10,443	10,206
4/16	10,028	10,483	10,241
5/16	9,944	10,486	10,169
6/16	10,148	10,674	10,380
7/16	10,231	10,742	10,470
8/16	10,196	10,730	10,423
9/16	10,243	10,723	10,480
10/16	10,208	10,641	10,439
11/16	10,016	10,390	10,238
12/16	9,988	10,404	10,228
1/17	10,060	10,425	10,314
2/17	10,096	10,495	10,362
3/17	10,096	10,489	10,357
4/17	10,145	10,570	10,418
5/17	10,145	10,651	10,414
6/17	10,048	10,641	10,315
7/17	10,084	10,687	10,361
8/17	10,157	10,782	10,471
9/17	10,096	10,731	10,404
10/17	10,133	10,737	10,426
11/17	10,145	10,723	10,440
12/17	10,236	10,773	10,536
1/18	10,162	10,649	10,445
2/18	10,064	10,548	10,344
3/18	10,162	10,615	10,452
4/18	10,162	10,536	10,446
5/18	10,199	10,611	10,491
6/18	10,224	10,598	10,533
7/18	10,187	10,601	10,482
8/18	10,249	10,669	10,558
9/18	10,125	10,600	10,447
10/18	9,965	10,517	10,297
11/18	10,002	10,579	10,346
12/18	10,034	10,774	10,403
1/19	10,186	10,888	10,543
2/19	10,173	10,882	10,541
3/19	10,351	11,091	10,735
4/19	10,389	11,094	10,771
5/19	10,541	11,291	10,949
6/19	10,612	11,432	11,043
7/19	10,637	11,458	11,082
8/19	10,867	11,755	11,346
9/19	10,693	11,692	11,191
10/19	10,744	11,727	11,220
11/19	10,757	11,721	11,237
12/19	10,811	11,713	11,279
1/20	11,017	11,938	11,516
2/20	11,120	12,153	11,676
3/20	10,856	12,082	11,470
4/20	11,179	12,297	11,789
5/20	11,217	12,354	11,825
6/20	11,346	12,432	11,957
7/20	11,617	12,617	12,232
8/20	11,746	12,515	12,365
9/20	11,729	12,509	12,320
10/20	11,638	12,453	12,240
11/20	11,781	12,575	12,377
12/20	11,905	12,592	12,519
1/21	11,931	12,502	12,561
2/21	11,672	12,321	12,358
3/21	11,698	12,168	12,335
4/21	11,866	12,264	12,508
5/21	11,983	12,304	12,659
6/21	12,074	12,390	12,736
7/21	12,360	12,529	13,075
8/21	12,334	12,505	13,052
9/21	12,256	12,397	12,959
10/21	12,347	12,393	13,106
11/21	12,464	12,430	13,223
12/21	12,507	12,398	13,265
1/22	12,241	12,131	12,997
2/22	12,339	11,996	13,108
3/22	12,143	11,662	12,864
4/22	11,836	11,220	12,601
5/22	11,738	11,292	12,476
6/22	11,347	11,115	12,081
7/22	11,836	11,387	12,607
8/22	11,528	11,065	12,272
9/22	10,746	10,587	11,460
10/22	10,872	10,450	11,602
11/22	11,081	10,834	11,814
12/22	10,959	10,785	11,694
1/23	11,182	11,117	11,908
2/23	11,019	10,829	11,745
3/23	11,345	11,104	12,084
4/23	11,345	11,172	12,097
5/23	11,197	11,050	11,952
6/23	11,152	11,011	11,912
7/23	11,167	11,003	11,927
8/23	11,048	10,933	11,821
9/23	10,826	10,655	11,603
10/23	10,752	10,487	11,518
11/23	11,034	10,962	11,830
12/23	11,297	11,381	12,149
1/24	11,343	11,350	12,171
2/24	11,221	11,190	12,040
3/24	11,282	11,293	12,139
4/24	11,115	11,008	11,934
5/24	11,297	11,194	12,139
6/24	11,358	11,300	12,235
7/24	11,571	11,564	12,453
8/24	11,647	11,731	12,550
9/24	11,814	11,888	12,739
10/24	11,586	11,593	12,510

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-4 Shares	7.76%	1.52%	1.48%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg U.S. Treasury TIPS Index	8.61%	2.20%	2.26%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Bloomberg U.S. Treasury TIPS Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,238,938
  Total Number of Portfolio Holdings229
  Portfolio Turnover Rate 109.6%
  Total Advisory Fees Paid (amount in thousands)$6,496

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	99.91%
Bonds	4.82%
Investment Companies	0.94%
Purchased Options	0.01%
Other Assets and LiabilitiesFootnote Reference*	(5.68)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Government	96.74%
Mortgage Securities	7.41%
Money Market Funds	0.94%
Asset Backed Securities	0.58%
Purchased Options	0.01%
Other Assets and LiabilitiesFootnote Reference*	(5.68)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV843ARR4-0

R-5

PBPPX

Inflation Protection Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Inflation Protection Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$68	0.65%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and real (after inflation) total returns. The Fund invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±20% of the duration of the Bloomberg U.S. Treasury Inflation Protected Securities (“TIPS”) Index. The Fund is not managed to a particular maturity. Risk assets performed well over the trailing 12 months as the U.S. economy was more resilient than expected. The Fund’s structural long position in rental-linked securities, primarily focused on single-family rentals, contributed to performance, as increasing rental prices and positive risk sentiment led to compression in spread levels. The long position in agency mortgage-backed securities also added to performance. The Fund's duration position in U.S rates benefited performance. The Fund entered the year long U.S nominal rates after the sell-off in rates in October 2023, then trimmed that position before flipping to an underweight in January 2024. The Fund flipped to overweight front-end U.S nominal rates in April 2024, generally positioned for a curve steepening driven by the front end of the curve. During mid-August the Fund switched from an overweight to an underweight position as it held conviction that market pricing was overdone. The Fund benefitted from the rates sell-off in October 2024. The allocation in Mexico and Brazil detracted from performance as rates sold off on the back end of heightened macro and local election uncertainties.

How did the Fund perform over the last 10 years?

	R-5 shares at net asset value $11,745	Bloomberg U.S. Aggregate Bond Index $11,593	Bloomberg U.S. Treasury TIPS Index $12,510
10/14	10,000	10,000	10,000
11/14	10,012	10,071	10,026
12/14	9,897	10,080	9,913
1/15	10,204	10,292	10,225
2/15	10,086	10,195	10,102
3/15	10,038	10,242	10,054
4/15	10,109	10,206	10,128
5/15	10,015	10,181	10,045
6/15	9,897	10,070	9,947
7/15	9,897	10,140	9,968
8/15	9,814	10,125	9,892
9/15	9,719	10,194	9,833
10/15	9,755	10,196	9,858
11/15	9,743	10,169	9,849
12/15	9,664	10,136	9,770
1/16	9,771	10,275	9,915
2/16	9,855	10,348	10,026
3/16	10,010	10,443	10,206
4/16	10,045	10,483	10,241
5/16	9,974	10,486	10,169
6/16	10,176	10,674	10,380
7/16	10,260	10,742	10,470
8/16	10,224	10,730	10,423
9/16	10,272	10,723	10,480
10/16	10,236	10,641	10,439
11/16	10,045	10,390	10,238
12/16	10,020	10,404	10,228
1/17	10,092	10,425	10,314
2/17	10,128	10,495	10,362
3/17	10,140	10,489	10,357
4/17	10,188	10,570	10,418
5/17	10,188	10,651	10,414
6/17	10,080	10,641	10,315
7/17	10,116	10,687	10,361
8/17	10,200	10,782	10,471
9/17	10,140	10,731	10,404
10/17	10,176	10,737	10,426
11/17	10,188	10,723	10,440
12/17	10,283	10,773	10,536
1/18	10,209	10,649	10,445
2/18	10,111	10,548	10,344
3/18	10,209	10,615	10,452
4/18	10,209	10,536	10,446
5/18	10,246	10,611	10,491
6/18	10,283	10,598	10,533
7/18	10,234	10,601	10,482
8/18	10,295	10,669	10,558
9/18	10,185	10,600	10,447
10/18	10,025	10,517	10,297
11/18	10,062	10,579	10,346
12/18	10,098	10,774	10,403
1/19	10,237	10,888	10,543
2/19	10,237	10,882	10,541
3/19	10,414	11,091	10,735
4/19	10,452	11,094	10,771
5/19	10,603	11,291	10,949
6/19	10,675	11,432	11,043
7/19	10,700	11,458	11,082
8/19	10,928	11,755	11,346
9/19	10,758	11,692	11,191
10/19	10,810	11,727	11,220
11/19	10,835	11,721	11,237
12/19	10,879	11,713	11,279
1/20	11,097	11,938	11,516
2/20	11,199	12,153	11,676
3/20	10,927	12,082	11,470
4/20	11,261	12,297	11,789
5/20	11,299	12,354	11,825
6/20	11,441	12,432	11,957
7/20	11,710	12,617	12,232
8/20	11,839	12,515	12,365
9/20	11,826	12,509	12,320
10/20	11,735	12,453	12,240
11/20	11,877	12,575	12,377
12/20	12,005	12,592	12,519
1/21	12,044	12,502	12,561
2/21	11,772	12,321	12,358
3/21	11,798	12,168	12,335
4/21	11,979	12,264	12,508
5/21	12,096	12,304	12,659
6/21	12,173	12,390	12,736
7/21	12,458	12,529	13,075
8/21	12,445	12,505	13,052
9/21	12,355	12,397	12,959
10/21	12,458	12,393	13,106
11/21	12,575	12,430	13,223
12/21	12,611	12,398	13,265
1/22	12,347	12,131	12,997
2/22	12,444	11,996	13,108
3/22	12,250	11,662	12,864
4/22	11,944	11,220	12,601
5/22	11,846	11,292	12,476
6/22	11,457	11,115	12,081
7/22	11,958	11,387	12,607
8/22	11,638	11,065	12,272
9/22	10,859	10,587	11,460
10/22	10,984	10,450	11,602
11/22	11,193	10,834	11,814
12/22	11,066	10,785	11,694
1/23	11,288	11,117	11,908
2/23	11,140	10,829	11,745
3/23	11,450	11,104	12,084
4/23	11,465	11,172	12,097
5/23	11,318	11,050	11,952
6/23	11,273	11,011	11,912
7/23	11,288	11,003	11,927
8/23	11,170	10,933	11,821
9/23	10,948	10,655	11,603
10/23	10,860	10,487	11,518
11/23	11,155	10,962	11,830
12/23	11,425	11,381	12,149
1/24	11,471	11,350	12,171
2/24	11,349	11,190	12,040
3/24	11,410	11,293	12,139
4/24	11,242	11,008	11,934
5/24	11,425	11,194	12,139
6/24	11,501	11,300	12,235
7/24	11,715	11,564	12,453
8/24	11,791	11,731	12,550
9/24	11,958	11,888	12,739
10/24	11,745	11,593	12,510

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-5 Shares	8.15%	1.67%	1.62%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg U.S. Treasury TIPS Index	8.61%	2.20%	2.26%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Bloomberg U.S. Treasury TIPS Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,238,938
  Total Number of Portfolio Holdings229
  Portfolio Turnover Rate 109.6%
  Total Advisory Fees Paid (amount in thousands)$6,496

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	99.91%
Bonds	4.82%
Investment Companies	0.94%
Purchased Options	0.01%
Other Assets and LiabilitiesFootnote Reference*	(5.68)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Government	96.74%
Mortgage Securities	7.41%
Money Market Funds	0.94%
Asset Backed Securities	0.58%
Purchased Options	0.01%
Other Assets and LiabilitiesFootnote Reference*	(5.68)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV843ARR5-0

Institutional

PINIX

International Equity Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about International Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$91	0.81%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests primarily in foreign equity securities, including emerging market securities. It typically invests in foreign securities of at least ten countries. The Fund invests in equity securities of small, medium, and large market capitalization companies. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. During the year ending October 31, 2024, the Fund modestly outperformed its benchmark MSCI All Country World ex United States Index NTR ("Index"). The Index performed strongly in a historical context, albeit lagging its counterpart the MSCI United States Index NTR. Within the Index Emerging Markets outperformed Developed Markets. Among the individual country markets as included in the Index Taiwan was the best performer, driven by tech giant Taiwan Semiconductor Manufacturing Company ("TSMC"). Of the larger individual country markets Brazil, Korea & Hong Kong lagged. Viewed from a sector perspective Information Technology and Financials led, the former aided again by TSMC. Broadly speaking Financials performed well across the board, with Hong Kong financials the laggard, weighed down by multinational insurer AIA Group. Consumer Staples & Energy were the two worst performing sectors. Towards the end of the year, stock selection in China and the Consumer Discretionary and Materials sectors contributed to performance. On the other hand, negative attribution was seen in Information Technology, Financials, and Energy sectors.

How did the Fund perform over the last 10 years?

	Institutional shares at net asset value $16,214	MSCI ACWI Ex USA Index NTR $15,973
10/14	10,000	10,000
11/14	10,088	10,072
12/14	9,877	9,709
1/15	9,952	9,695
2/15	10,356	10,213
3/15	10,319	10,048
4/15	10,903	10,556
5/15	11,015	10,391
6/15	10,836	10,101
7/15	10,663	10,073
8/15	9,952	9,303
9/15	9,652	8,872
10/15	10,132	9,532
11/15	10,087	9,335
12/15	9,968	9,160
1/16	9,251	8,536
2/16	8,821	8,439
3/16	9,523	9,125
4/16	9,515	9,365
5/16	9,802	9,207
6/16	9,553	9,066
7/16	9,975	9,515
8/16	9,907	9,575
9/16	10,202	9,693
10/16	9,892	9,554
11/16	9,575	9,333
12/16	9,501	9,571
1/17	9,944	9,910
2/17	10,165	10,068
3/17	10,508	10,324
4/17	10,851	10,545
5/17	11,141	10,887
6/17	11,225	10,920
7/17	11,812	11,323
8/17	12,109	11,382
9/17	12,399	11,594
10/17	12,758	11,812
11/17	13,009	11,908
12/17	13,191	12,174
1/18	14,031	12,852
2/18	13,453	12,246
3/18	13,229	12,030
4/18	13,122	12,222
5/18	13,283	11,940
6/18	12,582	11,715
7/18	12,652	11,995
8/18	12,351	11,745
9/18	12,174	11,798
10/18	10,918	10,838
11/18	10,671	10,941
12/18	10,072	10,446
1/19	11,131	11,235
2/19	11,431	11,455
3/19	11,572	11,523
4/19	11,981	11,827
5/19	11,264	11,192
6/19	12,073	11,866
7/19	11,956	11,723
8/19	11,639	11,361
9/19	11,848	11,653
10/19	12,456	12,060
11/19	12,615	12,166
12/19	13,305	12,693
1/20	13,031	12,352
2/20	12,263	11,375
3/20	10,265	9,728
4/20	11,289	10,466
5/20	11,896	10,808
6/20	12,527	11,297
7/20	13,364	11,800
8/20	13,646	12,305
9/20	13,381	12,003
10/20	12,972	11,745
11/20	14,363	13,325
12/20	15,164	14,045
1/21	15,218	14,075
2/21	15,711	14,354
3/21	16,212	14,535
4/21	16,859	14,963
5/21	17,269	15,431
6/21	17,059	15,331
7/21	17,105	15,079
8/21	17,150	15,365
9/21	16,339	14,873
10/21	16,777	15,228
11/21	16,285	14,543
12/21	17,086	15,144
1/22	16,364	14,586
2/22	15,338	14,297
3/22	15,191	14,320
4/22	13,830	13,421
5/22	14,018	13,517
6/22	12,616	12,354
7/22	13,108	12,777
8/22	12,563	12,366
9/22	11,338	11,130
10/22	11,768	11,463
11/22	13,202	12,816
12/22	12,768	12,720
1/23	13,771	13,752
2/23	13,469	13,269
3/23	13,835	13,594
4/23	14,148	13,830
5/23	13,717	13,327
6/23	14,310	13,925
7/23	14,817	14,491
8/23	14,040	13,836
9/23	13,544	13,400
10/23	12,951	12,847
11/23	14,116	14,003
12/23	14,792	14,707
1/24	14,703	14,561
2/24	15,459	14,929
3/24	15,847	15,396
4/24	15,559	15,119
5/24	16,336	15,558
6/24	16,147	15,544
7/24	16,358	15,903
8/24	16,658	16,356
9/24	17,002	16,797
10/24	16,214	15,973

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	25.19%	5.41%	4.95%
MSCI ACWI Ex USA Index NTR	24.33%	5.78%	4.79%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$231,700
  Total Number of Portfolio Holdings54
  Portfolio Turnover Rate 158.0%
  Total Advisory Fees Paid (amount in thousands)$1,879

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.46%
Investment Companies	0.39%
Other Assets and Liabilities	0.15%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United Kingdom	16.73%
Japan	12.91%
France	9.44%
China	9.24%
Canada	9.03%
Germany	8.63%
United States	7.30%
Switzerland	4.11%
Italy	4.00%
Hong Kong	3.75%
Taiwan	3.44%
Ireland	2.73%
Austria	2.21%
Netherlands	2.15%
Greece	1.82%
Australia	1.30%
Denmark	1.06%
Russian Federation	0.00%
Other Assets and Liabilities	0.15%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

On July 31, 2024, the Fund changed its name to the International Equity Fund. On that date the Fund added the following sentence to its investment strategies: “Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities". Additionally, on that date the Fund added the use of derivatives to its Principal Investment Strategy and a corresponding derivative risks to its Principal Risks section. Effective July 31, 2024, Origin Asset Management LLP was removed as a Sub-Advisor for the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV846ARI-0

R-1

PPISX

International Equity Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about International Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$179	1.60%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests primarily in foreign equity securities, including emerging market securities. It typically invests in foreign securities of at least ten countries. The Fund invests in equity securities of small, medium, and large market capitalization companies. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. During the year ending October 31, 2024, the Fund modestly outperformed its benchmark MSCI All Country World ex United States Index NTR ("Index"). The Index performed strongly in a historical context, albeit lagging its counterpart the MSCI United States Index NTR. Within the Index Emerging Markets outperformed Developed Markets. Among the individual country markets as included in the Index Taiwan was the best performer, driven by tech giant Taiwan Semiconductor Manufacturing Company ("TSMC"). Of the larger individual country markets Brazil, Korea & Hong Kong lagged. Viewed from a sector perspective Information Technology and Financials led, the former aided again by TSMC. Broadly speaking Financials performed well across the board, with Hong Kong financials the laggard, weighed down by multinational insurer AIA Group. Consumer Staples & Energy were the two worst performing sectors. Towards the end of the year, stock selection in China and the Consumer Discretionary and Materials sectors contributed to performance. On the other hand, negative attribution was seen in Information Technology, Financials, and Energy sectors.

How did the Fund perform over the last 10 years?

	R-1 shares at net asset value $14,967	MSCI ACWI Ex USA Index NTR $15,973
10/14	10,000	10,000
11/14	10,081	10,072
12/14	9,868	9,709
1/15	9,936	9,695
2/15	10,333	10,213
3/15	10,288	10,048
4/15	10,864	10,556
5/15	10,969	10,391
6/15	10,782	10,101
7/15	10,602	10,073
8/15	9,883	9,303
9/15	9,584	8,872
10/15	10,048	9,532
11/15	10,003	9,335
12/15	9,868	9,160
1/16	9,157	8,536
2/16	8,723	8,439
3/16	9,412	9,125
4/16	9,397	9,365
5/16	9,674	9,207
6/16	9,427	9,066
7/16	9,831	9,515
8/16	9,764	9,575
9/16	10,041	9,693
10/16	9,726	9,554
11/16	9,412	9,333
12/16	9,329	9,571
1/17	9,756	9,910
2/17	9,973	10,068
3/17	10,295	10,324
4/17	10,632	10,545
5/17	10,902	10,887
6/17	10,984	10,920
7/17	11,546	11,323
8/17	11,830	11,382
9/17	12,100	11,594
10/17	12,444	11,812
11/17	12,684	11,908
12/17	12,853	12,174
1/18	13,665	12,852
2/18	13,094	12,246
3/18	12,869	12,030
4/18	12,756	12,222
5/18	12,899	11,940
6/18	12,207	11,715
7/18	12,268	11,995
8/18	11,975	11,745
9/18	11,787	11,798
10/18	10,562	10,838
11/18	10,322	10,941
12/18	9,737	10,446
1/19	10,743	11,235
2/19	11,033	11,455
3/19	11,161	11,523
4/19	11,548	11,827
5/19	10,848	11,192
6/19	11,620	11,866
7/19	11,499	11,723
8/19	11,186	11,361
9/19	11,379	11,653
10/19	11,950	12,060
11/19	12,103	12,166
12/19	12,750	12,693
1/20	12,480	12,352
2/20	11,744	11,375
3/20	9,824	9,728
4/20	10,796	10,466
5/20	11,369	10,808
6/20	11,965	11,297
7/20	12,750	11,800
8/20	13,019	12,305
9/20	12,758	12,003
10/20	12,357	11,745
11/20	13,673	13,325
12/20	14,427	14,045
1/21	14,470	14,075
2/21	14,929	14,354
3/21	15,396	14,535
4/21	16,003	14,963
5/21	16,384	15,431
6/21	16,167	15,331
7/21	16,202	15,079
8/21	16,228	15,365
9/21	15,457	14,873
10/21	15,855	15,228
11/21	15,379	14,543
12/21	16,122	15,144
1/22	15,441	14,586
2/22	14,463	14,297
3/22	14,315	14,320
4/22	13,032	13,421
5/22	13,190	13,517
6/22	11,867	12,354
7/22	12,321	12,777
8/22	11,798	12,366
9/22	10,643	11,130
10/22	11,038	11,463
11/22	12,370	12,816
12/22	11,961	12,720
1/23	12,889	13,752
2/23	12,597	13,269
3/23	12,930	13,594
4/23	13,212	13,830
5/23	12,809	13,327
6/23	13,353	13,925
7/23	13,817	14,491
8/23	13,081	13,836
9/23	12,617	13,400
10/23	12,052	12,847
11/23	13,121	14,003
12/23	13,739	14,707
1/24	13,657	14,561
2/24	14,348	14,929
3/24	14,709	15,396
4/24	14,420	15,119
5/24	15,132	15,558
6/24	14,957	15,544
7/24	15,132	15,903
8/24	15,400	16,356
9/24	15,710	16,797
10/24	14,967	15,973

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-1 Shares	24.18%	4.60%	4.11%
MSCI ACWI Ex USA Index NTR	24.33%	5.78%	4.79%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$231,700
  Total Number of Portfolio Holdings54
  Portfolio Turnover Rate 158.0%
  Total Advisory Fees Paid (amount in thousands)$1,879

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.46%
Investment Companies	0.39%
Other Assets and Liabilities	0.15%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United Kingdom	16.73%
Japan	12.91%
France	9.44%
China	9.24%
Canada	9.03%
Germany	8.63%
United States	7.30%
Switzerland	4.11%
Italy	4.00%
Hong Kong	3.75%
Taiwan	3.44%
Ireland	2.73%
Austria	2.21%
Netherlands	2.15%
Greece	1.82%
Australia	1.30%
Denmark	1.06%
Russian Federation	0.00%
Other Assets and Liabilities	0.15%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

On July 31, 2024, the Fund changed its name to the International Equity Fund. On that date the Fund added the following sentence to its investment strategies: “Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities". Additionally, on that date the Fund added the use of derivatives to its Principal Investment Strategy and a corresponding derivative risks to its Principal Risks section. Effective July 31, 2024, Origin Asset Management LLP was removed as a Sub-Advisor for the Fund. Finally, following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV846ARR1-0

R-3

PRPPX

International Equity Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about International Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$145	1.29%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests primarily in foreign equity securities, including emerging market securities. It typically invests in foreign securities of at least ten countries. The Fund invests in equity securities of small, medium, and large market capitalization companies. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. During the year ending October 31, 2024, the Fund modestly outperformed its benchmark MSCI All Country World ex United States Index NTR ("Index"). The Index performed strongly in a historical context, albeit lagging its counterpart the MSCI United States Index NTR. Within the Index Emerging Markets outperformed Developed Markets. Among the individual country markets as included in the Index Taiwan was the best performer, driven by tech giant Taiwan Semiconductor Manufacturing Company ("TSMC"). Of the larger individual country markets Brazil, Korea & Hong Kong lagged. Viewed from a sector perspective Information Technology and Financials led, the former aided again by TSMC. Broadly speaking Financials performed well across the board, with Hong Kong financials the laggard, weighed down by multinational insurer AIA Group. Consumer Staples & Energy were the two worst performing sectors. Towards the end of the year, stock selection in China and the Consumer Discretionary and Materials sectors contributed to performance. On the other hand, negative attribution was seen in Information Technology, Financials, and Energy sectors.

How did the Fund perform over the last 10 years?

	R-3 shares at net asset value $15,448	MSCI ACWI Ex USA Index NTR $15,973
10/14	10,000	10,000
11/14	10,088	10,072
12/14	9,876	9,709
1/15	9,944	9,695
2/15	10,341	10,213
3/15	10,303	10,048
4/15	10,880	10,556
5/15	10,992	10,391
6/15	10,805	10,101
7/15	10,633	10,073
8/15	9,914	9,303
9/15	9,614	8,872
10/15	10,086	9,532
11/15	10,034	9,335
12/15	9,913	9,160
1/16	9,193	8,536
2/16	8,765	8,439
3/16	9,456	9,125
4/16	9,448	9,365
5/16	9,726	9,207
6/16	9,478	9,066
7/16	9,891	9,515
8/16	9,823	9,575
9/16	10,101	9,693
10/16	9,793	9,554
11/16	9,478	9,333
12/16	9,397	9,571
1/17	9,827	9,910
2/17	10,046	10,068
3/17	10,378	10,324
4/17	10,717	10,545
5/17	10,996	10,887
6/17	11,079	10,920
7/17	11,652	11,323
8/17	11,946	11,382
9/17	12,218	11,594
10/17	12,565	11,812
11/17	12,814	11,908
12/17	12,989	12,174
1/18	13,808	12,852
2/18	13,232	12,246
3/18	13,012	12,030
4/18	12,898	12,222
5/18	13,050	11,940
6/18	12,352	11,715
7/18	12,412	11,995
8/18	12,124	11,745
9/18	11,934	11,798
10/18	10,705	10,838
11/18	10,462	10,941
12/18	9,869	10,446
1/19	10,896	11,235
2/19	11,190	11,455
3/19	11,320	11,523
4/19	11,712	11,827
5/19	11,010	11,192
6/19	11,802	11,866
7/19	11,679	11,723
8/19	11,361	11,361
9/19	11,557	11,653
10/19	12,144	12,060
11/19	12,299	12,166
12/19	12,961	12,693
1/20	12,694	12,352
2/20	11,946	11,375
3/20	9,993	9,728
4/20	10,990	10,466
5/20	11,572	10,808
6/20	12,179	11,297
7/20	12,985	11,800
8/20	13,260	12,305
9/20	13,002	12,003
10/20	12,595	11,745
11/20	13,941	13,325
12/20	14,719	14,045
1/21	14,763	14,075
2/21	15,240	14,354
3/21	15,708	14,535
4/21	16,335	14,963
5/21	16,724	15,431
6/21	16,512	15,331
7/21	16,547	15,079
8/21	16,583	15,365
9/21	15,796	14,873
10/21	16,212	15,228
11/21	15,735	14,543
12/21	16,498	15,144
1/22	15,801	14,586
2/22	14,800	14,297
3/22	14,649	14,320
4/22	13,346	13,421
5/22	13,507	13,517
6/22	12,154	12,354
7/22	12,618	12,777
8/22	12,093	12,366
9/22	10,911	11,130
10/22	11,325	11,463
11/22	12,689	12,816
12/22	12,266	12,720
1/23	13,228	13,752
2/23	12,938	13,269
3/23	13,280	13,594
4/23	13,580	13,830
5/23	13,156	13,327
6/23	13,724	13,925
7/23	14,200	14,491
8/23	13,456	13,836
9/23	12,980	13,400
10/23	12,401	12,847
11/23	13,507	14,003
12/23	14,146	14,707
1/24	14,061	14,561
2/24	14,770	14,929
3/24	15,152	15,396
4/24	14,866	15,119
5/24	15,596	15,558
6/24	15,416	15,544
7/24	15,607	15,903
8/24	15,893	16,356
9/24	16,210	16,797
10/24	15,448	15,973

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-3 Shares	24.58%	4.93%	4.44%
MSCI ACWI Ex USA Index NTR	24.33%	5.78%	4.79%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$231,700
  Total Number of Portfolio Holdings54
  Portfolio Turnover Rate 158.0%
  Total Advisory Fees Paid (amount in thousands)$1,879

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.46%
Investment Companies	0.39%
Other Assets and Liabilities	0.15%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United Kingdom	16.73%
Japan	12.91%
France	9.44%
China	9.24%
Canada	9.03%
Germany	8.63%
United States	7.30%
Switzerland	4.11%
Italy	4.00%
Hong Kong	3.75%
Taiwan	3.44%
Ireland	2.73%
Austria	2.21%
Netherlands	2.15%
Greece	1.82%
Australia	1.30%
Denmark	1.06%
Russian Federation	0.00%
Other Assets and Liabilities	0.15%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

On July 31, 2024, the Fund changed its name to the International Equity Fund. On that date the Fund added the following sentence to its investment strategies: “Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities". Additionally, on that date the Fund added the use of derivatives to its Principal Investment Strategy and a corresponding derivative risks to its Principal Risks section. Effective July 31, 2024, Origin Asset Management LLP was removed as a Sub-Advisor for the Fund. Finally, following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV846ARR3-0

R-4

PUPPX

International Equity Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about International Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$124	1.10%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests primarily in foreign equity securities, including emerging market securities. It typically invests in foreign securities of at least ten countries. The Fund invests in equity securities of small, medium, and large market capitalization companies. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. During the year ending October 31, 2024, the Fund modestly outperformed its benchmark MSCI All Country World ex United States Index NTR ("Index"). The Index performed strongly in a historical context, albeit lagging its counterpart the MSCI United States Index NTR. Within the Index Emerging Markets outperformed Developed Markets. Among the individual country markets as included in the Index Taiwan was the best performer, driven by tech giant Taiwan Semiconductor Manufacturing Company ("TSMC"). Of the larger individual country markets Brazil, Korea & Hong Kong lagged. Viewed from a sector perspective Information Technology and Financials led, the former aided again by TSMC. Broadly speaking Financials performed well across the board, with Hong Kong financials the laggard, weighed down by multinational insurer AIA Group. Consumer Staples & Energy were the two worst performing sectors. Towards the end of the year, stock selection in China and the Consumer Discretionary and Materials sectors contributed to performance. On the other hand, negative attribution was seen in Information Technology, Financials, and Energy sectors.

How did the Fund perform over the last 10 years?

	R-4 shares at net asset value $15,762	MSCI ACWI Ex USA Index NTR $15,973
10/14	10,000	10,000
11/14	10,096	10,072
12/14	9,878	9,709
1/15	9,953	9,695
2/15	10,350	10,213
3/15	10,313	10,048
4/15	10,890	10,556
5/15	11,002	10,391
6/15	10,823	10,101
7/15	10,650	10,073
8/15	9,931	9,303
9/15	9,631	8,872
10/15	10,111	9,532
11/15	10,058	9,335
12/15	9,930	9,160
1/16	9,215	8,536
2/16	8,787	8,439
3/16	9,486	9,125
4/16	9,471	9,365
5/16	9,757	9,207
6/16	9,509	9,066
7/16	9,923	9,515
8/16	9,855	9,575
9/16	10,141	9,693
10/16	9,832	9,554
11/16	9,516	9,333
12/16	9,439	9,571
1/17	9,870	9,910
2/17	10,097	10,068
3/17	10,430	10,324
4/17	10,771	10,545
5/17	11,051	10,887
6/17	11,134	10,920
7/17	11,717	11,323
8/17	12,012	11,382
9/17	12,285	11,594
10/17	12,641	11,812
11/17	12,890	11,908
12/17	13,065	12,174
1/18	13,896	12,852
2/18	13,316	12,246
3/18	13,095	12,030
4/18	12,988	12,222
5/18	13,141	11,940
6/18	12,439	11,715
7/18	12,508	11,995
8/18	12,210	11,745
9/18	12,027	11,798
10/18	10,784	10,838
11/18	10,540	10,941
12/18	9,942	10,446
1/19	10,987	11,235
2/19	11,283	11,455
3/19	11,415	11,523
4/19	11,818	11,827
5/19	11,111	11,192
6/19	11,901	11,866
7/19	11,785	11,723
8/19	11,473	11,361
9/19	11,670	11,653
10/19	12,263	12,060
11/19	12,419	12,166
12/19	13,095	12,693
1/20	12,827	12,352
2/20	12,071	11,375
3/20	10,099	9,728
4/20	11,106	10,466
5/20	11,693	10,808
6/20	12,315	11,297
7/20	13,129	11,800
8/20	13,414	12,305
9/20	13,146	12,003
10/20	12,734	11,745
11/20	14,103	13,325
12/20	14,889	14,045
1/21	14,943	14,075
2/21	15,425	14,354
3/21	15,907	14,535
4/21	16,541	14,963
5/21	16,934	15,431
6/21	16,720	15,331
7/21	16,765	15,079
8/21	16,800	15,365
9/21	16,006	14,873
10/21	16,434	15,228
11/21	15,952	14,543
12/21	16,725	15,144
1/22	16,019	14,586
2/22	15,006	14,297
3/22	14,863	14,320
4/22	13,533	13,421
5/22	13,707	13,517
6/22	12,336	12,354
7/22	12,807	12,777
8/22	12,275	12,366
9/22	11,078	11,130
10/22	11,497	11,463
11/22	12,889	12,816
12/22	12,469	12,720
1/23	13,456	13,752
2/23	13,151	13,269
3/23	13,509	13,594
4/23	13,803	13,830
5/23	13,383	13,327
6/23	13,971	13,925
7/23	14,454	14,491
8/23	13,687	13,836
9/23	13,204	13,400
10/23	12,616	12,847
11/23	13,750	14,003
12/23	14,405	14,707
1/24	14,330	14,561
2/24	15,051	14,929
3/24	15,428	15,396
4/24	15,137	15,119
5/24	15,891	15,558
6/24	15,719	15,544
7/24	15,913	15,903
8/24	16,203	16,356
9/24	16,537	16,797
10/24	15,762	15,973

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-4 Shares	24.94%	5.15%	4.66%
MSCI ACWI Ex USA Index NTR	24.33%	5.78%	4.79%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$231,700
  Total Number of Portfolio Holdings54
  Portfolio Turnover Rate 158.0%
  Total Advisory Fees Paid (amount in thousands)$1,879

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.46%
Investment Companies	0.39%
Other Assets and Liabilities	0.15%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United Kingdom	16.73%
Japan	12.91%
France	9.44%
China	9.24%
Canada	9.03%
Germany	8.63%
United States	7.30%
Switzerland	4.11%
Italy	4.00%
Hong Kong	3.75%
Taiwan	3.44%
Ireland	2.73%
Austria	2.21%
Netherlands	2.15%
Greece	1.82%
Australia	1.30%
Denmark	1.06%
Russian Federation	0.00%
Other Assets and Liabilities	0.15%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

On July 31, 2024, the Fund changed its name to the International Equity Fund. On that date the Fund added the following sentence to its investment strategies: “Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities". Additionally, on that date the Fund added the use of derivatives to its Principal Investment Strategy and a corresponding derivative risks to its Principal Risks section. Effective July 31, 2024, Origin Asset Management LLP was removed as a Sub-Advisor for the Fund. Finally, following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV846ARR4-0

R-5

PTPPX

International Equity Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about International Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$110	0.98%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests primarily in foreign equity securities, including emerging market securities. It typically invests in foreign securities of at least ten countries. The Fund invests in equity securities of small, medium, and large market capitalization companies. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. During the year ending October 31, 2024, the Fund modestly outperformed its benchmark MSCI All Country World ex United States Index NTR ("Index"). The Index performed strongly in a historical context, albeit lagging its counterpart the MSCI United States Index NTR. Within the Index Emerging Markets outperformed Developed Markets. Among the individual country markets as included in the Index Taiwan was the best performer, driven by tech giant Taiwan Semiconductor Manufacturing Company ("TSMC"). Of the larger individual country markets Brazil, Korea & Hong Kong lagged. Viewed from a sector perspective Information Technology and Financials led, the former aided again by TSMC. Broadly speaking Financials performed well across the board, with Hong Kong financials the laggard, weighed down by multinational insurer AIA Group. Consumer Staples & Energy were the two worst performing sectors. Towards the end of the year, stock selection in China and the Consumer Discretionary and Materials sectors contributed to performance. On the other hand, negative attribution was seen in Information Technology, Financials, and Energy sectors.

How did the Fund perform over the last 10 years?

	R-5 shares at net asset value $15,921	MSCI ACWI Ex USA Index NTR $15,973
10/14	10,000	10,000
11/14	10,088	10,072
12/14	9,872	9,709
1/15	9,947	9,695
2/15	10,352	10,213
3/15	10,314	10,048
4/15	10,892	10,556
5/15	11,004	10,391
6/15	10,824	10,101
7/15	10,652	10,073
8/15	9,932	9,303
9/15	9,640	8,872
10/15	10,112	9,532
11/15	10,067	9,335
12/15	9,938	9,160
1/16	9,222	8,536
2/16	8,793	8,439
3/16	9,494	9,125
4/16	9,479	9,365
5/16	9,765	9,207
6/16	9,516	9,066
7/16	9,931	9,515
8/16	9,870	9,575
9/16	10,157	9,693
10/16	9,840	9,554
11/16	9,531	9,333
12/16	9,451	9,571
1/17	9,892	9,910
2/17	10,112	10,068
3/17	10,446	10,324
4/17	10,788	10,545
5/17	11,077	10,887
6/17	11,161	10,920
7/17	11,738	11,323
8/17	12,034	11,382
9/17	12,315	11,594
10/17	12,672	11,812
11/17	12,923	11,908
12/17	13,097	12,174
1/18	13,932	12,852
2/18	13,357	12,246
3/18	13,135	12,030
4/18	13,028	12,222
5/18	13,181	11,940
6/18	12,484	11,715
7/18	12,545	11,995
8/18	12,254	11,745
9/18	12,070	11,798
10/18	10,821	10,838
11/18	10,583	10,941
12/18	9,986	10,446
1/19	11,027	11,235
2/19	11,325	11,455
3/19	11,465	11,523
4/19	11,871	11,827
5/19	11,160	11,192
6/19	11,953	11,866
7/19	11,837	11,723
8/19	11,523	11,361
9/19	11,722	11,653
10/19	12,325	12,060
11/19	12,482	12,166
12/19	13,155	12,693
1/20	12,885	12,352
2/20	12,134	11,375
3/20	10,149	9,728
4/20	11,162	10,466
5/20	11,762	10,808
6/20	12,378	11,297
7/20	13,206	11,800
8/20	13,484	12,305
9/20	13,223	12,003
10/20	12,817	11,745
11/20	14,185	13,325
12/20	14,984	14,045
1/21	15,038	14,075
2/21	15,524	14,354
3/21	16,009	14,535
4/21	16,648	14,963
5/21	17,053	15,431
6/21	16,837	15,331
7/21	16,882	15,079
8/21	16,918	15,365
9/21	16,117	14,873
10/21	16,549	15,228
11/21	16,063	14,543
12/21	16,845	15,144
1/22	16,144	14,586
2/22	15,125	14,297
3/22	14,971	14,320
4/22	13,643	13,421
5/22	13,818	13,517
6/22	12,428	12,354
7/22	12,911	12,777
8/22	12,376	12,366
9/22	11,171	11,130
10/22	11,594	11,463
11/22	13,004	12,816
12/22	12,573	12,720
1/23	13,568	13,752
2/23	13,261	13,269
3/23	13,621	13,594
4/23	13,928	13,830
5/23	13,505	13,327
6/23	14,087	13,925
7/23	14,574	14,491
8/23	13,812	13,836
9/23	13,325	13,400
10/23	12,731	12,847
11/23	13,875	14,003
12/23	14,538	14,707
1/24	14,462	14,561
2/24	15,192	14,929
3/24	15,584	15,396
4/24	15,290	15,119
5/24	16,052	15,558
6/24	15,878	15,544
7/24	16,074	15,903
8/24	16,368	16,356
9/24	16,705	16,797
10/24	15,921	15,973

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-5 Shares	25.06%	5.25%	4.76%
MSCI ACWI Ex USA Index NTR	24.33%	5.78%	4.79%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$231,700
  Total Number of Portfolio Holdings54
  Portfolio Turnover Rate 158.0%
  Total Advisory Fees Paid (amount in thousands)$1,879

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.46%
Investment Companies	0.39%
Other Assets and Liabilities	0.15%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United Kingdom	16.73%
Japan	12.91%
France	9.44%
China	9.24%
Canada	9.03%
Germany	8.63%
United States	7.30%
Switzerland	4.11%
Italy	4.00%
Hong Kong	3.75%
Taiwan	3.44%
Ireland	2.73%
Austria	2.21%
Netherlands	2.15%
Greece	1.82%
Australia	1.30%
Denmark	1.06%
Russian Federation	0.00%
Other Assets and Liabilities	0.15%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

On July 31, 2024, the Fund changed its name to the International Equity Fund. On that date the Fund added the following sentence to its investment strategies: “Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities". Additionally, on that date the Fund added the use of derivatives to its Principal Investment Strategy and a corresponding derivative risks to its Principal Risks section. Effective July 31, 2024, Origin Asset Management LLP was removed as a Sub-Advisor for the Fund. Finally, following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV846ARR5-0

R-6

PIIDX

International Equity Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about International Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$80	0.71%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests primarily in foreign equity securities, including emerging market securities. It typically invests in foreign securities of at least ten countries. The Fund invests in equity securities of small, medium, and large market capitalization companies. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. During the year ending October 31, 2024, the Fund modestly outperformed its benchmark MSCI All Country World ex United States Index NTR ("Index"). The Index performed strongly in a historical context, albeit lagging its counterpart the MSCI United States Index NTR. Within the Index Emerging Markets outperformed Developed Markets. Among the individual country markets as included in the Index Taiwan was the best performer, driven by tech giant Taiwan Semiconductor Manufacturing Company ("TSMC"). Of the larger individual country markets Brazil, Korea & Hong Kong lagged. Viewed from a sector perspective Information Technology and Financials led, the former aided again by TSMC. Broadly speaking Financials performed well across the board, with Hong Kong financials the laggard, weighed down by multinational insurer AIA Group. Consumer Staples & Energy were the two worst performing sectors. Towards the end of the year, stock selection in China and the Consumer Discretionary and Materials sectors contributed to performance. On the other hand, negative attribution was seen in Information Technology, Financials, and Energy sectors.

How did the Fund perform over the last 10 years?

	R-6 shares at net asset value $16,297	MSCI ACWI Ex USA Index NTR $15,973
10/14	10,000	10,000
11/14	10,087	10,072
12/14	9,876	9,709
1/15	9,951	9,695
2/15	10,355	10,213
3/15	10,317	10,048
4/15	10,900	10,556
5/15	11,012	10,391
6/15	10,832	10,101
7/15	10,659	10,073
8/15	9,948	9,303
9/15	9,648	8,872
10/15	10,127	9,532
11/15	10,081	9,335
12/15	9,961	9,160
1/16	9,244	8,536
2/16	8,813	8,439
3/16	9,513	9,125
4/16	9,505	9,365
5/16	9,791	9,207
6/16	9,542	9,066
7/16	9,963	9,515
8/16	9,895	9,575
9/16	10,188	9,693
10/16	9,879	9,554
11/16	9,562	9,333
12/16	9,483	9,571
1/17	9,925	9,910
2/17	10,146	10,068
3/17	10,481	10,324
4/17	10,831	10,545
5/17	11,121	10,887
6/17	11,204	10,920
7/17	11,791	11,323
8/17	12,088	11,382
9/17	12,377	11,594
10/17	12,735	11,812
11/17	12,994	11,908
12/17	13,167	12,174
1/18	14,014	12,852
2/18	13,437	12,246
3/18	13,214	12,030
4/18	13,106	12,222
5/18	13,267	11,940
6/18	12,567	11,715
7/18	12,636	11,995
8/18	12,343	11,745
9/18	12,159	11,798
10/18	10,911	10,838
11/18	10,665	10,941
12/18	10,066	10,446
1/19	11,125	11,235
2/19	11,425	11,455
3/19	11,567	11,523
4/19	11,976	11,827
5/19	11,267	11,192
6/19	12,076	11,866
7/19	11,951	11,723
8/19	11,642	11,361
9/19	11,842	11,653
10/19	12,459	12,060
11/19	12,618	12,166
12/19	13,310	12,693
1/20	13,037	12,352
2/20	12,276	11,375
3/20	10,275	9,728
4/20	11,301	10,466
5/20	11,908	10,808
6/20	12,541	11,297
7/20	13,378	11,800
8/20	13,661	12,305
9/20	13,396	12,003
10/20	12,985	11,745
11/20	14,379	13,325
12/20	15,187	14,045
1/21	15,241	14,075
2/21	15,744	14,354
3/21	16,237	14,535
4/21	16,894	14,963
5/21	17,305	15,431
6/21	17,086	15,331
7/21	17,141	15,079
8/21	17,186	15,365
9/21	16,374	14,873
10/21	16,812	15,228
11/21	16,328	14,543
12/21	17,128	15,144
1/22	16,414	14,586
2/22	15,374	14,297
3/22	15,227	14,320
4/22	13,872	13,421
5/22	14,051	13,517
6/22	12,654	12,354
7/22	13,148	12,777
8/22	12,602	12,366
9/22	11,373	11,130
10/22	11,814	11,463
11/22	13,242	12,816
12/22	12,811	12,720
1/23	13,819	13,752
2/23	13,515	13,269
3/23	13,883	13,594
4/23	14,198	13,830
5/23	13,764	13,327
6/23	14,371	13,925
7/23	14,880	14,491
8/23	14,100	13,836
9/23	13,602	13,400
10/23	13,006	12,847
11/23	14,176	14,003
12/23	14,857	14,707
1/24	14,779	14,561
2/24	15,527	14,929
3/24	15,929	15,396
4/24	15,628	15,119
5/24	16,409	15,558
6/24	16,230	15,544
7/24	16,442	15,903
8/24	16,744	16,356
9/24	17,101	16,797
10/24	16,297	15,973

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	25.30%	5.52%	5.01%
MSCI ACWI Ex USA Index NTR	24.33%	5.78%	4.79%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is December 29, 2003.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$231,700
  Total Number of Portfolio Holdings54
  Portfolio Turnover Rate 158.0%
  Total Advisory Fees Paid (amount in thousands)$1,879

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.46%
Investment Companies	0.39%
Other Assets and Liabilities	0.15%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United Kingdom	16.73%
Japan	12.91%
France	9.44%
China	9.24%
Canada	9.03%
Germany	8.63%
United States	7.30%
Switzerland	4.11%
Italy	4.00%
Hong Kong	3.75%
Taiwan	3.44%
Ireland	2.73%
Austria	2.21%
Netherlands	2.15%
Greece	1.82%
Australia	1.30%
Denmark	1.06%
Russian Federation	0.00%
Other Assets and Liabilities	0.15%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

On July 31, 2024, the Fund changed its name to the International Equity Fund. On that date the Fund added the following sentence to its investment strategies: “Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities". Additionally, on that date the Fund added the use of derivatives to its Principal Investment Strategy and a corresponding derivative risks to its Principal Risks section. Effective July 31, 2024, Origin Asset Management LLP was removed as a Sub-Advisor for the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV846ARR6-0

Class A

PLGAX

LargeCap Growth Fund I

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about LargeCap Growth Fund I (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$112	0.94%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase. It invests in growth equity securities, an investment strategy that emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average, and equity securities of companies with medium market capitalizations. The Fund is non-diversified. For the year, T. Rowe Price Associates, Inc ("T. Rowe") benefitted from stock selection in the consumer discretionary and communication services sectors, as well as an underweight to the consumer staples sector. Brown Advisory, LLC’s ("Brown") performance was helped by strong stock selection in the industrials, consumer staples, and healthcare sectors. Brown and T. Rowe underperformed the Russell 1000 Growth Index ("Index") for the year. Brown underperformed the Index due to poor stock selection in the information technology, communication services, and real estate sectors. T. Rowe underperformed due to an overweight to the healthcare sector, as well as poor stock selection in the information technology and consumer staples sectors.

How did the Fund perform over the last 10 years?

	Class A shares with maximum sales charge $34,416	Russell 1000 Index $33,206	Russell 1000 Growth Index $44,812
10/14	9,453	10,000	10,000
11/14	9,635	10,262	10,317
12/14	9,572	10,238	10,209
1/15	9,409	9,957	10,053
2/15	10,053	10,532	10,723
3/15	9,998	10,401	10,601
4/15	9,991	10,475	10,654
5/15	10,184	10,612	10,804
6/15	10,053	10,413	10,614
7/15	10,464	10,613	10,974
8/15	9,851	9,975	10,307
9/15	9,525	9,702	10,052
10/15	10,324	10,486	10,918
11/15	10,409	10,521	10,949
12/15	10,285	10,332	10,788
1/16	9,446	9,776	10,186
2/16	9,359	9,772	10,181
3/16	9,927	10,453	10,868
4/16	9,953	10,510	10,769
5/16	10,154	10,694	10,978
6/16	9,918	10,718	10,935
7/16	10,442	11,127	11,451
8/16	10,372	11,141	11,394
9/16	10,460	11,150	11,436
10/16	10,303	10,933	11,167
11/16	10,329	11,364	11,410
12/16	10,326	11,577	11,551
1/17	10,811	11,810	11,941
2/17	11,213	12,267	12,437
3/17	11,341	12,275	12,580
4/17	11,734	12,405	12,868
5/17	12,099	12,563	13,203
6/17	12,054	12,651	13,168
7/17	12,419	12,901	13,518
8/17	12,684	12,942	13,766
9/17	12,775	13,217	13,945
10/17	13,360	13,520	14,485
11/17	13,799	13,933	14,925
12/17	13,744	14,088	15,041
1/18	15,045	14,861	16,107
2/18	14,761	14,316	15,684
3/18	14,458	13,991	15,254
4/18	14,615	14,038	15,308
5/18	15,172	14,397	15,978
6/18	15,368	14,490	16,132
7/18	15,720	14,990	16,606
8/18	16,419	15,506	17,514
9/18	16,519	15,565	17,612
10/18	15,126	14,464	16,037
11/18	15,477	14,758	16,207
12/18	14,194	13,414	14,814
1/19	15,585	14,538	16,145
2/19	16,258	15,030	16,723
3/19	16,623	15,292	17,199
4/19	17,182	15,910	17,976
5/19	16,201	14,896	16,840
6/19	17,330	15,942	17,997
7/19	17,615	16,189	18,403
8/19	17,546	15,893	18,262
9/19	17,421	16,168	18,265
10/19	17,774	16,511	18,779
11/19	18,630	17,135	19,613
12/19	19,081	17,629	20,204
1/20	19,464	17,649	20,656
2/20	18,339	16,206	19,249
3/20	16,448	14,065	17,356
4/20	18,908	15,923	19,924
5/20	20,292	16,763	21,261
6/20	21,008	17,134	22,187
7/20	22,578	18,137	23,894
8/20	24,419	19,469	26,360
9/20	23,431	18,757	25,120
10/20	22,726	18,305	24,267
11/20	24,913	20,460	26,751
12/20	25,858	21,325	27,982
1/21	25,459	21,150	27,775
2/21	25,990	21,763	27,768
3/21	26,110	22,586	28,245
4/21	28,034	23,802	30,167
5/21	27,756	23,915	29,750
6/21	29,548	24,514	31,616
7/21	30,543	25,023	32,658
8/21	31,300	25,748	33,879
9/21	29,521	24,565	31,982
10/21	31,525	26,269	34,752
11/21	30,941	25,917	34,964
12/21	31,383	26,967	35,704
1/22	27,873	25,446	32,639
2/22	26,588	24,748	31,253
3/22	27,022	25,583	32,476
4/22	23,541	23,303	28,554
5/22	22,809	23,267	27,890
6/22	21,181	21,319	25,681
7/22	23,616	23,304	28,763
8/22	22,167	22,409	27,423
9/22	19,986	20,336	24,757
10/22	21,211	21,967	26,204
11/22	22,182	23,155	27,398
12/22	20,632	21,809	25,301
1/23	22,412	23,271	27,409
2/23	21,790	22,717	27,084
3/23	23,268	23,436	28,935
4/23	23,604	23,726	29,221
5/23	24,443	23,837	30,553
6/23	26,239	25,447	32,642
7/23	26,978	26,322	33,742
8/23	26,793	25,861	33,439
9/23	25,282	24,646	31,620
10/23	24,795	24,050	31,170
11/23	27,381	26,296	34,568
12/23	28,906	27,595	36,098
1/24	29,729	27,979	36,999
2/24	31,411	29,490	39,523
3/24	32,019	30,436	40,219
4/24	30,463	29,141	38,513
5/24	31,643	30,513	40,819
6/24	33,557	31,523	43,571
7/24	33,128	31,981	42,830
8/24	34,076	32,740	43,722
9/24	34,612	33,440	44,961
10/24	34,416	33,206	44,812

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	38.80%	14.13%	13.79%
Class A Shares Including Sales Charge	31.16%	12.84%	13.16%
Russell 1000 Index	38.07%	15.00%	12.75%
Russell 1000 Growth Index	43.77%	19.00%	16.18%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$10,072,457
  Total Number of Portfolio Holdings420
  Portfolio Turnover Rate 39.6%
  Total Advisory Fees Paid (amount in thousands)$61,531

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.27%
Investment Companies	2.71%
Convertible Preferred Stocks	0.10%
Other Assets and LiabilitiesFootnote Reference*	(0.08)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	41.92%
Communications	20.07%
Consumer, Non-cyclical	15.63%
Financial	8.14%
Consumer, Cyclical	5.66%
Industrial	5.46%
Money Market Funds	2.28%
Exchange-Traded Funds	0.43%
Energy	0.31%
Basic Materials	0.13%
Utilities	0.05%
Other Assets and LiabilitiesFootnote Reference*	(0.08)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV849ARA-0

Class J

PLGJX

LargeCap Growth Fund I

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about LargeCap Growth Fund I (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$92	0.77%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase. It invests in growth equity securities, an investment strategy that emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average, and equity securities of companies with medium market capitalizations. The Fund is non-diversified. For the year, T. Rowe Price Associates, Inc ("T. Rowe") benefitted from stock selection in the consumer discretionary and communication services sectors, as well as an underweight to the consumer staples sector. Brown Advisory, LLC’s ("Brown") performance was helped by strong stock selection in the industrials, consumer staples, and healthcare sectors. Brown and T. Rowe underperformed the Russell 1000 Growth Index ("Index") for the year. Brown underperformed the Index due to poor stock selection in the information technology, communication services, and real estate sectors. T. Rowe underperformed due to an overweight to the healthcare sector, as well as poor stock selection in the information technology and consumer staples sectors.

How did the Fund perform over the last 10 years?

	Class J shares with maximum sales charge $37,227	Russell 1000 Index $33,206	Russell 1000 Growth Index $44,812
10/14	10,000	10,000	10,000
11/14	10,201	10,262	10,317
12/14	10,134	10,238	10,209
1/15	9,966	9,957	10,053
2/15	10,649	10,532	10,723
3/15	10,592	10,401	10,601
4/15	10,592	10,475	10,654
5/15	10,789	10,612	10,804
6/15	10,658	10,413	10,614
7/15	11,098	10,613	10,974
8/15	10,443	9,975	10,307
9/15	10,106	9,702	10,052
10/15	10,948	10,486	10,918
11/15	11,051	10,521	10,949
12/15	10,920	10,332	10,788
1/16	10,029	9,776	10,186
2/16	9,933	9,772	10,181
3/16	10,544	10,453	10,868
4/16	10,566	10,510	10,769
5/16	10,780	10,694	10,978
6/16	10,534	10,718	10,935
7/16	11,102	11,127	11,451
8/16	11,027	11,141	11,394
9/16	11,124	11,150	11,436
10/16	10,963	10,933	11,167
11/16	10,995	11,364	11,410
12/16	10,992	11,577	11,551
1/17	11,512	11,810	11,941
2/17	11,941	12,267	12,437
3/17	12,077	12,275	12,580
4/17	12,506	12,405	12,868
5/17	12,890	12,563	13,203
6/17	12,856	12,651	13,168
7/17	13,240	12,901	13,518
8/17	13,523	12,942	13,766
9/17	13,636	13,217	13,945
10/17	14,257	13,520	14,485
11/17	14,732	13,933	14,925
12/17	14,674	14,088	15,041
1/18	16,068	14,861	16,107
2/18	15,775	14,316	15,684
3/18	15,445	13,991	15,254
4/18	15,616	14,038	15,308
5/18	16,227	14,397	15,978
6/18	16,435	14,490	16,132
7/18	16,814	14,990	16,606
8/18	17,566	15,506	17,514
9/18	17,666	15,565	17,612
10/18	16,182	14,464	16,037
11/18	16,559	14,758	16,207
12/18	15,197	13,414	14,814
1/19	16,693	14,538	16,145
2/19	17,397	15,030	16,723
3/19	17,808	15,292	17,199
4/19	18,410	15,910	17,976
5/19	17,353	14,896	16,840
6/19	18,571	15,942	17,997
7/19	18,879	16,189	18,403
8/19	18,820	15,893	18,262
9/19	18,674	16,168	18,265
10/19	19,070	16,511	18,779
11/19	19,979	17,135	19,613
12/19	20,469	17,629	20,204
1/20	20,889	17,649	20,656
2/20	19,677	16,206	19,249
3/20	17,656	14,065	17,356
4/20	20,291	15,923	19,924
5/20	21,779	16,763	21,261
6/20	22,555	17,134	22,187
7/20	24,252	18,137	23,894
8/20	26,225	19,469	26,360
9/20	25,174	18,757	25,120
10/20	24,414	18,305	24,267
11/20	26,775	20,460	26,751
12/20	27,801	21,325	27,982
1/21	27,377	21,150	27,775
2/21	27,942	21,763	27,768
3/21	28,066	22,586	28,245
4/21	30,149	23,802	30,167
5/21	29,848	23,915	29,750
6/21	31,773	24,514	31,616
7/21	32,867	25,023	32,658
8/21	33,679	25,748	33,879
9/21	31,773	24,565	31,982
10/21	33,944	26,269	34,752
11/21	33,308	25,917	34,964
12/21	33,791	26,967	35,704
1/22	30,025	25,446	32,639
2/22	28,633	24,748	31,253
3/22	29,104	25,583	32,476
4/22	25,359	23,303	28,554
5/22	24,581	23,267	27,890
6/22	22,821	21,319	25,681
7/22	25,461	23,304	28,763
8/22	23,906	22,409	27,423
9/22	21,531	20,336	24,757
10/22	22,862	21,967	26,204
11/22	23,926	23,155	27,398
12/22	22,252	21,809	25,301
1/23	24,180	23,271	27,409
2/23	23,513	22,717	27,084
3/23	25,108	23,436	28,935
4/23	25,465	23,726	29,221
5/23	26,393	23,837	30,553
6/23	28,321	25,447	32,642
7/23	29,130	26,322	33,742
8/23	28,939	25,861	33,439
9/23	27,321	24,646	31,620
10/23	26,774	24,050	31,170
11/23	29,582	26,296	34,568
12/23	31,221	27,595	36,098
1/24	32,127	27,979	36,999
2/24	33,965	29,490	39,523
3/24	34,612	30,436	40,219
4/24	32,929	29,141	38,513
5/24	34,224	30,513	40,819
6/24	36,295	31,523	43,571
7/24	35,829	31,981	42,830
8/24	36,864	32,740	43,722
9/24	37,434	33,440	44,961
10/24	37,227	33,206	44,812

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	39.04%	14.31%	14.05%
Class J Shares Including Sales Charge	38.04%	14.31%	14.05%
Russell 1000 Index	38.07%	15.00%	12.75%
Russell 1000 Growth Index	43.77%	19.00%	16.18%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$10,072,457
  Total Number of Portfolio Holdings420
  Portfolio Turnover Rate 39.6%
  Total Advisory Fees Paid (amount in thousands)$61,531

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.27%
Investment Companies	2.71%
Convertible Preferred Stocks	0.10%
Other Assets and LiabilitiesFootnote Reference*	(0.08)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	41.92%
Communications	20.07%
Consumer, Non-cyclical	15.63%
Financial	8.14%
Consumer, Cyclical	5.66%
Industrial	5.46%
Money Market Funds	2.28%
Exchange-Traded Funds	0.43%
Energy	0.31%
Basic Materials	0.13%
Utilities	0.05%
Other Assets and LiabilitiesFootnote Reference*	(0.08)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV849ARJ-0

Institutional

PLGIX

LargeCap Growth Fund I

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about LargeCap Growth Fund I (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$80	0.67%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase. It invests in growth equity securities, an investment strategy that emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average, and equity securities of companies with medium market capitalizations. The Fund is non-diversified. For the year, T. Rowe Price Associates, Inc ("T. Rowe") benefitted from stock selection in the consumer discretionary and communication services sectors, as well as an underweight to the consumer staples sector. Brown Advisory, LLC’s ("Brown") performance was helped by strong stock selection in the industrials, consumer staples, and healthcare sectors. Brown and T. Rowe underperformed the Russell 1000 Growth Index ("Index") for the year. Brown underperformed the Index due to poor stock selection in the information technology, communication services, and real estate sectors. T. Rowe underperformed due to an overweight to the healthcare sector, as well as poor stock selection in the information technology and consumer staples sectors.

How did the Fund perform over the last 10 years?

	Institutional shares at net asset value $37,869	Russell 1000 Index $33,206	Russell 1000 Growth Index $44,812
10/14	10,000	10,000	10,000
11/14	10,206	10,262	10,317
12/14	10,137	10,238	10,209
1/15	9,974	9,957	10,053
2/15	10,667	10,532	10,723
3/15	10,610	10,401	10,601
4/15	10,610	10,475	10,654
5/15	10,814	10,612	10,804
6/15	10,683	10,413	10,614
7/15	11,123	10,613	10,974
8/15	10,480	9,975	10,307
9/15	10,137	9,702	10,052
10/15	10,993	10,486	10,918
11/15	11,091	10,521	10,949
12/15	10,966	10,332	10,788
1/16	10,067	9,776	10,186
2/16	9,985	9,772	10,181
3/16	10,599	10,453	10,868
4/16	10,626	10,510	10,769
5/16	10,846	10,694	10,978
6/16	10,599	10,718	10,935
7/16	11,167	11,127	11,451
8/16	11,094	11,141	11,394
9/16	11,195	11,150	11,436
10/16	11,030	10,933	11,167
11/16	11,067	11,364	11,410
12/16	11,073	11,577	11,551
1/17	11,591	11,810	11,941
2/17	12,032	12,267	12,437
3/17	12,166	12,275	12,580
4/17	12,598	12,405	12,868
5/17	12,991	12,563	13,203
6/17	12,953	12,651	13,168
7/17	13,346	12,901	13,518
8/17	13,643	12,942	13,766
9/17	13,748	13,217	13,945
10/17	14,381	13,520	14,485
11/17	14,861	13,933	14,925
12/17	14,805	14,088	15,041
1/18	16,210	14,861	16,107
2/18	15,913	14,316	15,684
3/18	15,595	13,991	15,254
4/18	15,759	14,038	15,308
5/18	16,375	14,397	15,978
6/18	16,590	14,490	16,132
7/18	16,980	14,990	16,606
8/18	17,734	15,506	17,514
9/18	17,839	15,565	17,612
10/18	16,336	14,464	16,037
11/18	16,725	14,758	16,207
12/18	15,348	13,414	14,814
1/19	16,861	14,538	16,145
2/19	17,588	15,030	16,723
3/19	17,993	15,292	17,199
4/19	18,601	15,910	17,976
5/19	17,541	14,896	16,840
6/19	18,768	15,942	17,997
7/19	19,090	16,189	18,403
8/19	19,018	15,893	18,262
9/19	18,887	16,168	18,265
10/19	19,280	16,511	18,779
11/19	20,210	17,135	19,613
12/19	20,693	17,629	20,204
1/20	21,131	17,649	20,656
2/20	19,908	16,206	19,249
3/20	17,873	14,065	17,356
4/20	20,539	15,923	19,924
5/20	22,045	16,763	21,261
6/20	22,844	17,134	22,187
7/20	24,556	18,137	23,894
8/20	26,565	19,469	26,360
9/20	25,483	18,757	25,120
10/20	24,724	18,305	24,267
11/20	27,119	20,460	26,751
12/20	28,154	21,325	27,982
1/21	27,727	21,150	27,775
2/21	28,306	21,763	27,768
3/21	28,444	22,586	28,245
4/21	30,553	23,802	30,167
5/21	30,250	23,915	29,750
6/21	32,208	24,514	31,616
7/21	33,311	25,023	32,658
8/21	34,138	25,748	33,879
9/21	32,208	24,565	31,982
10/21	34,400	26,269	34,752
11/21	33,780	25,917	34,964
12/21	34,267	26,967	35,704
1/22	30,443	25,446	32,639
2/22	29,039	24,748	31,253
3/22	29,518	25,583	32,476
4/22	25,708	23,303	28,554
5/22	24,922	23,267	27,890
6/22	23,164	21,319	25,681
7/22	25,832	23,304	28,763
8/22	24,259	22,409	27,423
9/22	21,868	20,336	24,757
10/22	23,210	21,967	26,204
11/22	24,289	23,155	27,398
12/22	22,598	21,809	25,301
1/23	24,543	23,271	27,409
2/23	23,872	22,717	27,084
3/23	25,507	23,436	28,935
4/23	25,869	23,726	29,221
5/23	26,815	23,837	30,553
6/23	28,777	25,447	32,642
7/23	29,603	26,322	33,742
8/23	29,397	25,861	33,439
9/23	27,762	24,646	31,620
10/23	27,228	24,050	31,170
11/23	30,068	26,296	34,568
12/23	31,752	27,595	36,098
1/24	32,665	27,979	36,999
2/24	34,528	29,490	39,523
3/24	35,203	30,436	40,219
4/24	33,487	29,141	38,513
5/24	34,802	30,513	40,819
6/24	36,920	31,523	43,571
7/24	36,445	31,981	42,830
8/24	37,486	32,740	43,722
9/24	38,088	33,440	44,961
10/24	37,869	33,206	44,812

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	39.08%	14.45%	14.24%
Russell 1000 Index	38.07%	15.00%	12.75%
Russell 1000 Growth Index	43.77%	19.00%	16.18%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$10,072,457
  Total Number of Portfolio Holdings420
  Portfolio Turnover Rate 39.6%
  Total Advisory Fees Paid (amount in thousands)$61,531

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.27%
Investment Companies	2.71%
Convertible Preferred Stocks	0.10%
Other Assets and LiabilitiesFootnote Reference*	(0.08)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	41.92%
Communications	20.07%
Consumer, Non-cyclical	15.63%
Financial	8.14%
Consumer, Cyclical	5.66%
Industrial	5.46%
Money Market Funds	2.28%
Exchange-Traded Funds	0.43%
Energy	0.31%
Basic Materials	0.13%
Utilities	0.05%
Other Assets and LiabilitiesFootnote Reference*	(0.08)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV849ARI-0

PCRSX

LargeCap Growth Fund I

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about LargeCap Growth Fund I (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$175	1.47%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase. It invests in growth equity securities, an investment strategy that emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average, and equity securities of companies with medium market capitalizations. The Fund is non-diversified. For the year, T. Rowe Price Associates, Inc ("T. Rowe") benefitted from stock selection in the consumer discretionary and communication services sectors, as well as an underweight to the consumer staples sector. Brown Advisory, LLC’s ("Brown") performance was helped by strong stock selection in the industrials, consumer staples, and healthcare sectors. Brown and T. Rowe underperformed the Russell 1000 Growth Index ("Index") for the year. Brown underperformed the Index due to poor stock selection in the information technology, communication services, and real estate sectors. T. Rowe underperformed due to an overweight to the healthcare sector, as well as poor stock selection in the information technology and consumer staples sectors.

How did the Fund perform over the last 10 years?

	R-1 shares at net asset value $34,945	Russell 1000 Index $33,206	Russell 1000 Growth Index $44,812
10/14	10,000	10,000	10,000
11/14	10,200	10,262	10,317
12/14	10,128	10,238	10,209
1/15	9,950	9,957	10,053
2/15	10,636	10,532	10,723
3/15	10,574	10,401	10,601
4/15	10,565	10,475	10,654
5/15	10,761	10,612	10,804
6/15	10,627	10,413	10,614
7/15	11,055	10,613	10,974
8/15	10,404	9,975	10,307
9/15	10,057	9,702	10,052
10/15	10,904	10,486	10,918
11/15	10,993	10,521	10,949
12/15	10,859	10,332	10,788
1/16	9,965	9,776	10,186
2/16	9,874	9,772	10,181
3/16	10,473	10,453	10,868
4/16	10,493	10,510	10,769
5/16	10,707	10,694	10,978
6/16	10,453	10,718	10,935
7/16	11,001	11,127	11,451
8/16	10,930	11,141	11,394
9/16	11,011	11,150	11,436
10/16	10,849	10,933	11,167
11/16	10,879	11,364	11,410
12/16	10,866	11,577	11,551
1/17	11,379	11,810	11,941
2/17	11,795	12,267	12,437
3/17	11,923	12,275	12,580
4/17	12,339	12,405	12,868
5/17	12,713	12,563	13,203
6/17	12,670	12,651	13,168
7/17	13,044	12,901	13,518
8/17	13,321	12,942	13,766
9/17	13,417	13,217	13,945
10/17	14,026	13,520	14,485
11/17	14,485	13,933	14,925
12/17	14,420	14,088	15,041
1/18	15,779	14,861	16,107
2/18	15,480	14,316	15,684
3/18	15,157	13,991	15,254
4/18	15,307	14,038	15,308
5/18	15,895	14,397	15,978
6/18	16,090	14,490	16,132
7/18	16,459	14,990	16,606
8/18	17,178	15,506	17,514
9/18	17,273	15,565	17,612
10/18	15,805	14,464	16,037
11/18	16,172	14,758	16,207
12/18	14,835	13,414	14,814
1/19	16,275	14,538	16,145
2/19	16,960	15,030	16,723
3/19	17,344	15,292	17,199
4/19	17,934	15,910	17,976
5/19	16,892	14,896	16,840
6/19	18,057	15,942	17,997
7/19	18,359	16,189	18,403
8/19	18,277	15,893	18,262
9/19	18,139	16,168	18,265
10/19	18,510	16,511	18,779
11/19	19,387	17,135	19,613
12/19	19,844	17,629	20,204
1/20	20,236	17,649	20,656
2/20	19,061	16,206	19,249
3/20	17,089	14,065	17,356
4/20	19,634	15,923	19,924
5/20	21,064	16,763	21,261
6/20	21,802	17,134	22,187
7/20	23,428	18,137	23,894
8/20	25,325	19,469	26,360
9/20	24,286	18,757	25,120
10/20	23,548	18,305	24,267
11/20	25,807	20,460	26,751
12/20	26,777	21,325	27,982
1/21	26,351	21,150	27,775
2/21	26,875	21,763	27,768
3/21	26,990	22,586	28,245
4/21	28,973	23,802	30,167
5/21	28,678	23,915	29,750
6/21	30,513	24,514	31,616
7/21	31,529	25,023	32,658
8/21	32,283	25,748	33,879
9/21	30,448	24,565	31,982
10/21	32,513	26,269	34,752
11/21	31,890	25,917	34,964
12/21	32,337	26,967	35,704
1/22	28,706	25,446	32,639
2/22	27,363	24,748	31,253
3/22	27,798	25,583	32,476
4/22	24,205	23,303	28,554
5/22	23,449	23,267	27,890
6/22	21,766	21,319	25,681
7/22	24,262	23,304	28,763
8/22	22,768	22,409	27,423
9/22	20,499	20,336	24,757
10/22	21,766	21,967	26,204
11/22	22,749	23,155	27,398
12/22	21,146	21,809	25,301
1/23	22,962	23,271	27,409
2/23	22,328	22,717	27,084
3/23	23,838	23,436	28,935
4/23	24,144	23,726	29,221
5/23	25,020	23,837	30,553
6/23	26,837	25,447	32,642
7/23	27,581	26,322	33,742
8/23	27,384	25,861	33,439
9/23	25,830	24,646	31,620
10/23	25,305	24,050	31,170
11/23	27,953	26,296	34,568
12/23	29,481	27,595	36,098
1/24	30,313	27,979	36,999
2/24	32,023	29,490	39,523
3/24	32,617	30,436	40,219
4/24	31,025	29,141	38,513
5/24	32,213	30,513	40,819
6/24	34,137	31,523	43,571
7/24	33,686	31,981	42,830
8/24	34,636	32,740	43,722
9/24	35,159	33,440	44,961
10/24	34,945	33,206	44,812

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-1 Shares	38.10%	13.55%	13.33%
Russell 1000 Index	38.07%	15.00%	12.75%
Russell 1000 Growth Index	43.77%	19.00%	16.18%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$10,072,457
  Total Number of Portfolio Holdings420
  Portfolio Turnover Rate 39.6%
  Total Advisory Fees Paid (amount in thousands)$61,531

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.27%
Investment Companies	2.71%
Convertible Preferred Stocks	0.10%
Other Assets and LiabilitiesFootnote Reference*	(0.08)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	41.92%
Communications	20.07%
Consumer, Non-cyclical	15.63%
Financial	8.14%
Consumer, Cyclical	5.66%
Industrial	5.46%
Money Market Funds	2.28%
Exchange-Traded Funds	0.43%
Energy	0.31%
Basic Materials	0.13%
Utilities	0.05%
Other Assets and LiabilitiesFootnote Reference*	(0.08)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV849ARR1-0

PPUMX

LargeCap Growth Fund I

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about LargeCap Growth Fund I (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$138	1.16%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase. It invests in growth equity securities, an investment strategy that emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average, and equity securities of companies with medium market capitalizations. The Fund is non-diversified. For the year, T. Rowe Price Associates, Inc ("T. Rowe") benefitted from stock selection in the consumer discretionary and communication services sectors, as well as an underweight to the consumer staples sector. Brown Advisory, LLC’s ("Brown") performance was helped by strong stock selection in the industrials, consumer staples, and healthcare sectors. Brown and T. Rowe underperformed the Russell 1000 Growth Index ("Index") for the year. Brown underperformed the Index due to poor stock selection in the information technology, communication services, and real estate sectors. T. Rowe underperformed due to an overweight to the healthcare sector, as well as poor stock selection in the information technology and consumer staples sectors.

How did the Fund perform over the last 10 years?

	R-3 shares at net asset value $36,032	Russell 1000 Index $33,206	Russell 1000 Growth Index $44,812
10/14	10,000	10,000	10,000
11/14	10,202	10,262	10,317
12/14	10,132	10,238	10,209
1/15	9,960	9,957	10,053
2/15	10,649	10,532	10,723
3/15	10,589	10,401	10,601
4/15	10,580	10,475	10,654
5/15	10,779	10,612	10,804
6/15	10,649	10,413	10,614
7/15	11,081	10,613	10,974
8/15	10,434	9,975	10,307
9/15	10,089	9,702	10,052
10/15	10,934	10,486	10,918
11/15	11,029	10,521	10,949
12/15	10,899	10,332	10,788
1/16	10,000	9,776	10,186
2/16	9,912	9,772	10,181
3/16	10,518	10,453	10,868
4/16	10,538	10,510	10,769
5/16	10,753	10,694	10,978
6/16	10,508	10,718	10,935
7/16	11,065	11,127	11,451
8/16	10,987	11,141	11,394
9/16	11,075	11,150	11,436
10/16	10,919	10,933	11,167
11/16	10,948	11,364	11,410
12/16	10,946	11,577	11,551
1/17	11,448	11,810	11,941
2/17	11,879	12,267	12,437
3/17	12,012	12,275	12,580
4/17	12,432	12,405	12,868
5/17	12,811	12,563	13,203
6/17	12,770	12,651	13,168
7/17	13,150	12,901	13,518
8/17	13,436	12,942	13,766
9/17	13,529	13,217	13,945
10/17	14,154	13,520	14,485
11/17	14,615	13,933	14,925
12/17	14,564	14,088	15,041
1/18	15,941	14,861	16,107
2/18	15,632	14,316	15,684
3/18	15,313	13,991	15,254
4/18	15,478	14,038	15,308
5/18	16,062	14,397	15,978
6/18	16,271	14,490	16,132
7/18	16,646	14,990	16,606
8/18	17,389	15,506	17,514
9/18	17,479	15,565	17,612
10/18	15,998	14,464	16,037
11/18	16,371	14,758	16,207
12/18	15,015	13,414	14,814
1/19	16,494	14,538	16,145
2/19	17,195	15,030	16,723
3/19	17,584	15,292	17,199
4/19	18,181	15,910	17,976
5/19	17,130	14,896	16,840
6/19	18,324	15,942	17,997
7/19	18,622	16,189	18,403
8/19	18,558	15,893	18,262
9/19	18,415	16,168	18,265
10/19	18,791	16,511	18,779
11/19	19,687	17,135	19,613
12/19	20,157	17,629	20,204
1/20	20,568	17,649	20,656
2/20	19,365	16,206	19,249
3/20	17,383	14,065	17,356
4/20	19,959	15,923	19,924
5/20	21,431	16,763	21,261
6/20	22,182	17,134	22,187
7/20	23,838	18,137	23,894
8/20	25,777	19,469	26,360
9/20	24,730	18,757	25,120
10/20	23,979	18,305	24,267
11/20	26,287	20,460	26,751
12/20	27,283	21,325	27,982
1/21	26,855	21,150	27,775
2/21	27,405	21,763	27,768
3/21	27,528	22,586	28,245
4/21	29,563	23,802	30,167
5/21	29,257	23,915	29,750
6/21	31,139	24,514	31,616
7/21	32,195	25,023	32,658
8/21	32,975	25,748	33,879
9/21	31,108	24,565	31,982
10/21	33,220	26,269	34,752
11/21	32,593	25,917	34,964
12/21	33,058	26,967	35,704
1/22	29,346	25,446	32,639
2/22	27,987	24,748	31,253
3/22	28,440	25,583	32,476
4/22	24,763	23,303	28,554
5/22	23,996	23,267	27,890
6/22	22,288	21,319	25,681
7/22	24,850	23,304	28,763
8/22	23,317	22,409	27,423
9/22	21,016	20,336	24,757
10/22	22,306	21,967	26,204
11/22	23,317	23,155	27,398
12/22	21,701	21,809	25,301
1/23	23,548	23,271	27,409
2/23	22,892	22,717	27,084
3/23	24,461	23,436	28,935
4/23	24,779	23,726	29,221
5/23	25,672	23,837	30,553
6/23	27,558	25,447	32,642
7/23	28,333	26,322	33,742
8/23	28,134	25,861	33,439
9/23	26,546	24,646	31,620
10/23	26,029	24,050	31,170
11/23	28,730	26,296	34,568
12/23	30,336	27,595	36,098
1/24	31,189	27,979	36,999
2/24	32,960	29,490	39,523
3/24	33,578	30,436	40,219
4/24	31,936	29,141	38,513
5/24	33,173	30,513	40,819
6/24	35,178	31,523	43,571
7/24	34,709	31,981	42,830
8/24	35,690	32,740	43,722
9/24	36,245	33,440	44,961
10/24	36,032	33,206	44,812

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-3 Shares	38.43%	13.91%	13.68%
Russell 1000 Index	38.07%	15.00%	12.75%
Russell 1000 Growth Index	43.77%	19.00%	16.18%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$10,072,457
  Total Number of Portfolio Holdings420
  Portfolio Turnover Rate 39.6%
  Total Advisory Fees Paid (amount in thousands)$61,531

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.27%
Investment Companies	2.71%
Convertible Preferred Stocks	0.10%
Other Assets and LiabilitiesFootnote Reference*	(0.08)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	41.92%
Communications	20.07%
Consumer, Non-cyclical	15.63%
Financial	8.14%
Consumer, Cyclical	5.66%
Industrial	5.46%
Money Market Funds	2.28%
Exchange-Traded Funds	0.43%
Energy	0.31%
Basic Materials	0.13%
Utilities	0.05%
Other Assets and LiabilitiesFootnote Reference*	(0.08)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV849ARR3-0

PPUSX

LargeCap Growth Fund I

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about LargeCap Growth Fund I (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$116	0.97%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase. It invests in growth equity securities, an investment strategy that emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average, and equity securities of companies with medium market capitalizations. The Fund is non-diversified. For the year, T. Rowe Price Associates, Inc ("T. Rowe") benefitted from stock selection in the consumer discretionary and communication services sectors, as well as an underweight to the consumer staples sector. Brown Advisory, LLC’s ("Brown") performance was helped by strong stock selection in the industrials, consumer staples, and healthcare sectors. Brown and T. Rowe underperformed the Russell 1000 Growth Index ("Index") for the year. Brown underperformed the Index due to poor stock selection in the information technology, communication services, and real estate sectors. T. Rowe underperformed due to an overweight to the healthcare sector, as well as poor stock selection in the information technology and consumer staples sectors.

How did the Fund perform over the last 10 years?

	R-4 shares at net asset value $36,736	Russell 1000 Index $33,206	Russell 1000 Growth Index $44,812
10/14	10,000	10,000	10,000
11/14	10,200	10,262	10,317
12/14	10,131	10,238	10,209
1/15	9,968	9,957	10,053
2/15	10,653	10,532	10,723
3/15	10,593	10,401	10,601
4/15	10,593	10,475	10,654
5/15	10,790	10,612	10,804
6/15	10,661	10,413	10,614
7/15	11,098	10,613	10,974
8/15	10,448	9,975	10,307
9/15	10,105	9,702	10,052
10/15	10,952	10,486	10,918
11/15	11,055	10,521	10,949
12/15	10,917	10,332	10,788
1/16	10,026	9,776	10,186
2/16	9,938	9,772	10,181
3/16	10,549	10,453	10,868
4/16	10,568	10,510	10,769
5/16	10,791	10,694	10,978
6/16	10,539	10,718	10,935
7/16	11,101	11,127	11,451
8/16	11,023	11,141	11,394
9/16	11,120	11,150	11,436
10/16	10,956	10,933	11,167
11/16	10,985	11,364	11,410
12/16	10,992	11,577	11,551
1/17	11,500	11,810	11,941
2/17	11,936	12,267	12,437
3/17	12,068	12,275	12,580
4/17	12,484	12,405	12,868
5/17	12,880	12,563	13,203
6/17	12,839	12,651	13,168
7/17	13,215	12,901	13,518
8/17	13,509	12,942	13,766
9/17	13,611	13,217	13,945
10/17	14,230	13,520	14,485
11/17	14,707	13,933	14,925
12/17	14,646	14,088	15,041
1/18	16,041	14,861	16,107
2/18	15,736	14,316	15,684
3/18	15,409	13,991	15,254
4/18	15,583	14,038	15,308
5/18	16,182	14,397	15,978
6/18	16,390	14,490	16,132
7/18	16,760	14,990	16,606
8/18	17,517	15,506	17,514
9/18	17,606	15,565	17,612
10/18	16,120	14,464	16,037
11/18	16,500	14,758	16,207
12/18	15,136	13,414	14,814
1/19	16,633	14,538	16,145
2/19	17,337	15,030	16,723
3/19	17,733	15,292	17,199
4/19	18,335	15,910	17,976
5/19	17,285	14,896	16,840
6/19	18,488	15,942	17,997
7/19	18,795	16,189	18,403
8/19	18,731	15,893	18,262
9/19	18,590	16,168	18,265
10/19	18,974	16,511	18,779
11/19	19,883	17,135	19,613
12/19	20,361	17,629	20,204
1/20	20,778	17,649	20,656
2/20	19,567	16,206	19,249
3/20	17,561	14,065	17,356
4/20	20,179	15,923	19,924
5/20	21,656	16,763	21,261
6/20	22,436	17,134	22,187
7/20	24,107	18,137	23,894
8/20	26,070	19,469	26,360
9/20	25,012	18,757	25,120
10/20	24,260	18,305	24,267
11/20	26,600	20,460	26,751
12/20	27,608	21,325	27,982
1/21	27,188	21,150	27,775
2/21	27,744	21,763	27,768
3/21	27,879	22,586	28,245
4/21	29,937	23,802	30,167
5/21	29,636	23,915	29,750
6/21	31,544	24,514	31,616
7/21	32,610	25,023	32,658
8/21	33,406	25,748	33,879
9/21	31,514	24,565	31,982
10/21	33,662	26,269	34,752
11/21	33,031	25,917	34,964
12/21	33,500	26,967	35,704
1/22	29,754	25,446	32,639
2/22	28,374	24,748	31,253
3/22	28,851	25,583	32,476
4/22	25,121	23,303	28,554
5/22	24,355	23,267	27,890
6/22	22,617	21,319	25,681
7/22	25,223	23,304	28,763
8/22	23,673	22,409	27,423
9/22	21,340	20,336	24,757
10/22	22,651	21,967	26,204
11/22	23,690	23,155	27,398
12/22	22,026	21,809	25,301
1/23	23,937	23,271	27,409
2/23	23,262	22,717	27,084
3/23	24,845	23,436	28,935
4/23	25,192	23,726	29,221
5/23	26,099	23,837	30,553
6/23	28,010	25,447	32,642
7/23	28,821	26,322	33,742
8/23	28,609	25,861	33,439
9/23	27,007	24,646	31,620
10/23	26,485	24,050	31,170
11/23	29,246	26,296	34,568
12/23	30,865	27,595	36,098
1/24	31,733	27,979	36,999
2/24	33,552	29,490	39,523
3/24	34,193	30,436	40,219
4/24	32,519	29,141	38,513
5/24	33,780	30,513	40,819
6/24	35,827	31,523	43,571
7/24	35,372	31,981	42,830
8/24	36,385	32,740	43,722
9/24	36,943	33,440	44,961
10/24	36,736	33,206	44,812

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-4 Shares	38.70%	14.13%	13.90%
Russell 1000 Index	38.07%	15.00%	12.75%
Russell 1000 Growth Index	43.77%	19.00%	16.18%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$10,072,457
  Total Number of Portfolio Holdings420
  Portfolio Turnover Rate 39.6%
  Total Advisory Fees Paid (amount in thousands)$61,531

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.27%
Investment Companies	2.71%
Convertible Preferred Stocks	0.10%
Other Assets and LiabilitiesFootnote Reference*	(0.08)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	41.92%
Communications	20.07%
Consumer, Non-cyclical	15.63%
Financial	8.14%
Consumer, Cyclical	5.66%
Industrial	5.46%
Money Market Funds	2.28%
Exchange-Traded Funds	0.43%
Energy	0.31%
Basic Materials	0.13%
Utilities	0.05%
Other Assets and LiabilitiesFootnote Reference*	(0.08)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV849ARR4-0

PPUPX

LargeCap Growth Fund I

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about LargeCap Growth Fund I (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$102	0.85%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase. It invests in growth equity securities, an investment strategy that emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average, and equity securities of companies with medium market capitalizations. The Fund is non-diversified. For the year, T. Rowe Price Associates, Inc ("T. Rowe") benefitted from stock selection in the consumer discretionary and communication services sectors, as well as an underweight to the consumer staples sector. Brown Advisory, LLC’s ("Brown") performance was helped by strong stock selection in the industrials, consumer staples, and healthcare sectors. Brown and T. Rowe underperformed the Russell 1000 Growth Index ("Index") for the year. Brown underperformed the Index due to poor stock selection in the information technology, communication services, and real estate sectors. T. Rowe underperformed due to an overweight to the healthcare sector, as well as poor stock selection in the information technology and consumer staples sectors.

How did the Fund perform over the last 10 years?

	R-5 shares at net asset value $37,169	Russell 1000 Index $33,206	Russell 1000 Growth Index $44,812
10/14	10,000	10,000	10,000
11/14	10,203	10,262	10,317
12/14	10,136	10,238	10,209
1/15	9,969	9,957	10,053
2/15	10,662	10,532	10,723
3/15	10,603	10,401	10,601
4/15	10,595	10,475	10,654
5/15	10,804	10,612	10,804
6/15	10,670	10,413	10,614
7/15	11,112	10,613	10,974
8/15	10,461	9,975	10,307
9/15	10,119	9,702	10,052
10/15	10,970	10,486	10,918
11/15	11,062	10,521	10,949
12/15	10,937	10,332	10,788
1/16	10,042	9,776	10,186
2/16	9,948	9,772	10,181
3/16	10,569	10,453	10,868
4/16	10,588	10,510	10,769
5/16	10,805	10,694	10,978
6/16	10,560	10,718	10,935
7/16	11,125	11,127	11,451
8/16	11,050	11,141	11,394
9/16	11,144	11,150	11,436
10/16	10,984	10,933	11,167
11/16	11,022	11,364	11,410
12/16	11,019	11,577	11,551
1/17	11,532	11,810	11,941
2/17	11,966	12,267	12,437
3/17	12,104	12,275	12,580
4/17	12,527	12,405	12,868
5/17	12,922	12,563	13,203
6/17	12,872	12,651	13,168
7/17	13,267	12,901	13,518
8/17	13,553	12,942	13,766
9/17	13,651	13,217	13,945
10/17	14,282	13,520	14,485
11/17	14,755	13,933	14,925
12/17	14,706	14,088	15,041
1/18	16,099	14,861	16,107
2/18	15,793	14,316	15,684
3/18	15,476	13,991	15,254
4/18	15,645	14,038	15,308
5/18	16,247	14,397	15,978
6/18	16,458	14,490	16,132
7/18	16,838	14,990	16,606
8/18	17,593	15,506	17,514
9/18	17,690	15,565	17,612
10/18	16,208	14,464	16,037
11/18	16,586	14,758	16,207
12/18	15,212	13,414	14,814
1/19	16,714	14,538	16,145
2/19	17,429	15,030	16,723
3/19	17,823	15,292	17,199
4/19	18,439	15,910	17,976
5/19	17,380	14,896	16,840
6/19	18,587	15,942	17,997
7/19	18,907	16,189	18,403
8/19	18,833	15,893	18,262
9/19	18,698	16,168	18,265
10/19	19,079	16,511	18,779
11/19	20,003	17,135	19,613
12/19	20,488	17,629	20,204
1/20	20,902	17,649	20,656
2/20	19,700	16,206	19,249
3/20	17,670	14,065	17,356
4/20	20,315	15,923	19,924
5/20	21,797	16,763	21,261
6/20	22,585	17,134	22,187
7/20	24,268	18,137	23,894
8/20	26,258	19,469	26,360
9/20	25,190	18,757	25,120
10/20	24,428	18,305	24,267
11/20	26,792	20,460	26,751
12/20	27,813	21,325	27,982
1/21	27,382	21,150	27,775
2/21	27,956	21,763	27,768
3/21	28,085	22,586	28,245
4/21	30,166	23,802	30,167
5/21	29,865	23,915	29,750
6/21	31,788	24,514	31,616
7/21	32,879	25,023	32,658
8/21	33,682	25,748	33,879
9/21	31,788	24,565	31,982
10/21	33,941	26,269	34,752
11/21	33,309	25,917	34,964
12/21	33,802	26,967	35,704
1/22	30,021	25,446	32,639
2/22	28,631	24,748	31,253
3/22	29,100	25,583	32,476
4/22	25,351	23,303	28,554
5/22	24,576	23,267	27,890
6/22	22,815	21,319	25,681
7/22	25,448	23,304	28,763
8/22	23,897	22,409	27,423
9/22	21,538	20,336	24,757
10/22	22,863	21,967	26,204
11/22	23,913	23,155	27,398
12/22	22,253	21,809	25,301
1/23	24,161	23,271	27,409
2/23	23,489	22,717	27,084
3/23	25,105	23,436	28,935
4/23	25,450	23,726	29,221
5/23	26,377	23,837	30,553
6/23	28,302	25,447	32,642
7/23	29,120	26,322	33,742
8/23	28,920	25,861	33,439
9/23	27,285	24,646	31,620
10/23	26,758	24,050	31,170
11/23	29,556	26,296	34,568
12/23	31,207	27,595	36,098
1/24	32,097	27,979	36,999
2/24	33,917	29,490	39,523
3/24	34,575	30,436	40,219
4/24	32,891	29,141	38,513
5/24	34,169	30,513	40,819
6/24	36,240	31,523	43,571
7/24	35,795	31,981	42,830
8/24	36,801	32,740	43,722
9/24	37,382	33,440	44,961
10/24	37,169	33,206	44,812

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-5 Shares	38.91%	14.27%	14.03%
Russell 1000 Index	38.07%	15.00%	12.75%
Russell 1000 Growth Index	43.77%	19.00%	16.18%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$10,072,457
  Total Number of Portfolio Holdings420
  Portfolio Turnover Rate 39.6%
  Total Advisory Fees Paid (amount in thousands)$61,531

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.27%
Investment Companies	2.71%
Convertible Preferred Stocks	0.10%
Other Assets and LiabilitiesFootnote Reference*	(0.08)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	41.92%
Communications	20.07%
Consumer, Non-cyclical	15.63%
Financial	8.14%
Consumer, Cyclical	5.66%
Industrial	5.46%
Money Market Funds	2.28%
Exchange-Traded Funds	0.43%
Energy	0.31%
Basic Materials	0.13%
Utilities	0.05%
Other Assets and LiabilitiesFootnote Reference*	(0.08)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV849ARR5-0

PLCGX

LargeCap Growth Fund I

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about LargeCap Growth Fund I (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$71	0.59%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase. It invests in growth equity securities, an investment strategy that emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average, and equity securities of companies with medium market capitalizations. The Fund is non-diversified. For the year, T. Rowe Price Associates, Inc ("T. Rowe") benefitted from stock selection in the consumer discretionary and communication services sectors, as well as an underweight to the consumer staples sector. Brown Advisory, LLC’s ("Brown") performance was helped by strong stock selection in the industrials, consumer staples, and healthcare sectors. Brown and T. Rowe underperformed the Russell 1000 Growth Index ("Index") for the year. Brown underperformed the Index due to poor stock selection in the information technology, communication services, and real estate sectors. T. Rowe underperformed due to an overweight to the healthcare sector, as well as poor stock selection in the information technology and consumer staples sectors.

How did the Fund perform over the last 10 years?

	R-6 shares at net asset value $38,093	Russell 1000 Index $33,206	Russell 1000 Growth Index $44,812
10/14	10,000	10,000	10,000
11/14	10,206	10,262	10,317
12/14	10,138	10,238	10,209
1/15	9,975	9,957	10,053
2/15	10,668	10,532	10,723
3/15	10,611	10,401	10,601
4/15	10,611	10,475	10,654
5/15	10,815	10,612	10,804
6/15	10,684	10,413	10,614
7/15	11,125	10,613	10,974
8/15	10,473	9,975	10,307
9/15	10,138	9,702	10,052
10/15	10,994	10,486	10,918
11/15	11,092	10,521	10,949
12/15	10,960	10,332	10,788
1/16	10,070	9,776	10,186
2/16	9,978	9,772	10,181
3/16	10,593	10,453	10,868
4/16	10,620	10,510	10,769
5/16	10,841	10,694	10,978
6/16	10,593	10,718	10,935
7/16	11,162	11,127	11,451
8/16	11,088	11,141	11,394
9/16	11,189	11,150	11,436
10/16	11,024	10,933	11,167
11/16	11,061	11,364	11,410
12/16	11,067	11,577	11,551
1/17	11,585	11,810	11,941
2/17	12,027	12,267	12,437
3/17	12,161	12,275	12,580
4/17	12,592	12,405	12,868
5/17	12,986	12,563	13,203
6/17	12,947	12,651	13,168
7/17	13,340	12,901	13,518
8/17	13,628	12,942	13,766
9/17	13,743	13,217	13,945
10/17	14,376	13,520	14,485
11/17	14,856	13,933	14,925
12/17	14,805	14,088	15,041
1/18	16,212	14,861	16,107
2/18	15,914	14,316	15,684
3/18	15,585	13,991	15,254
4/18	15,760	14,038	15,308
5/18	16,376	14,397	15,978
6/18	16,591	14,490	16,132
7/18	16,982	14,990	16,606
8/18	17,746	15,506	17,514
9/18	17,841	15,565	17,612
10/18	16,348	14,464	16,037
11/18	16,737	14,758	16,207
12/18	15,361	13,414	14,814
1/19	16,865	14,538	16,145
2/19	17,593	15,030	16,723
3/19	17,999	15,292	17,199
4/19	18,620	15,910	17,976
5/19	17,558	14,896	16,840
6/19	18,787	15,942	17,997
7/19	19,109	16,189	18,403
8/19	19,050	15,893	18,262
9/19	18,906	16,168	18,265
10/19	19,300	16,511	18,779
11/19	20,231	17,135	19,613
12/19	20,732	17,629	20,204
1/20	21,158	17,649	20,656
2/20	19,932	16,206	19,249
3/20	17,892	14,065	17,356
4/20	20,565	15,923	19,924
5/20	22,088	16,763	21,261
6/20	22,875	17,134	22,187
7/20	24,592	18,137	23,894
8/20	26,619	19,469	26,360
9/20	25,548	18,757	25,120
10/20	24,786	18,305	24,267
11/20	27,174	20,460	26,751
12/20	28,221	21,325	27,982
1/21	27,793	21,150	27,775
2/21	28,373	21,763	27,768
3/21	28,512	22,586	28,245
4/21	30,627	23,802	30,167
5/21	30,337	23,915	29,750
6/21	32,300	24,514	31,616
7/21	33,406	25,023	32,658
8/21	34,236	25,748	33,879
9/21	32,300	24,565	31,982
10/21	34,513	26,269	34,752
11/21	33,876	25,917	34,964
12/21	34,379	26,967	35,704
1/22	30,544	25,446	32,639
2/22	29,137	24,748	31,253
3/22	29,632	25,583	32,476
4/22	25,812	23,303	28,554
5/22	25,023	23,267	27,890
6/22	23,244	21,319	25,681
7/22	25,920	23,304	28,763
8/22	24,342	22,409	27,423
9/22	21,945	20,336	24,757
10/22	23,306	21,967	26,204
11/22	24,373	23,155	27,398
12/22	22,693	21,809	25,301
1/23	24,643	23,271	27,409
2/23	23,970	22,717	27,084
3/23	25,609	23,436	28,935
4/23	25,972	23,726	29,221
5/23	26,921	23,837	30,553
6/23	28,905	25,447	32,642
7/23	29,734	26,322	33,742
8/23	29,544	25,861	33,439
9/23	27,887	24,646	31,620
10/23	27,352	24,050	31,170
11/23	30,217	26,296	34,568
12/23	31,906	27,595	36,098
1/24	32,821	27,979	36,999
2/24	34,706	29,490	39,523
3/24	35,384	30,436	40,219
4/24	33,663	29,141	38,513
5/24	34,981	30,513	40,819
6/24	37,104	31,523	43,571
7/24	36,647	31,981	42,830
8/24	37,708	32,740	43,722
9/24	38,313	33,440	44,961
10/24	38,093	33,206	44,812

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	39.27%	14.57%	14.31%
Russell 1000 Index	38.07%	15.00%	12.75%
Russell 1000 Growth Index	43.77%	19.00%	16.18%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is December 6, 2000.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$10,072,457
  Total Number of Portfolio Holdings420
  Portfolio Turnover Rate 39.6%
  Total Advisory Fees Paid (amount in thousands)$61,531

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.27%
Investment Companies	2.71%
Convertible Preferred Stocks	0.10%
Other Assets and LiabilitiesFootnote Reference*	(0.08)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	41.92%
Communications	20.07%
Consumer, Non-cyclical	15.63%
Financial	8.14%
Consumer, Cyclical	5.66%
Industrial	5.46%
Money Market Funds	2.28%
Exchange-Traded Funds	0.43%
Energy	0.31%
Basic Materials	0.13%
Utilities	0.05%
Other Assets and LiabilitiesFootnote Reference*	(0.08)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV849ARR6-0

Class A

PLSAX

LargeCap S&P 500 Index Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about LargeCap S&P 500 Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.33%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the S&P 500 Index ("Index") at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the large cap universe. During the 12 months ending in October 2024, the Fund’s investments performed in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. All eleven economic sectors in the Index posted positive returns as information technology and communication services provided the best returns for the year. The energy and healthcare sectors recorded the worst returns. NVIDIA, Broadcom, and Meta Platforms contributed to fund performance. Super Micro Computer, Humana, and Intel detracted from fund performance for the year.

How did the Fund perform over the last 10 years?

	Class A shares with maximum sales charge $31,979	S&P 500 Index $33,950
10/14	9,849	10,000
11/14	10,110	10,269
12/14	10,080	10,243
1/15	9,773	9,936
2/15	10,331	10,507
3/15	10,163	10,340
4/15	10,261	10,440
5/15	10,386	10,574
6/15	10,177	10,369
7/15	10,386	10,586
8/15	9,759	9,948
9/15	9,515	9,702
10/15	10,310	10,520
11/15	10,337	10,551
12/15	10,170	10,385
1/16	9,663	9,869
2/16	9,642	9,856
3/16	10,298	10,525
4/16	10,334	10,566
5/16	10,512	10,755
6/16	10,534	10,783
7/16	10,919	11,181
8/16	10,926	11,196
9/16	10,926	11,199
10/16	10,719	10,994
11/16	11,112	11,401
12/16	11,332	11,627
1/17	11,537	11,847
2/17	11,993	12,318
3/17	12,000	12,332
4/17	12,117	12,459
5/17	12,286	12,634
6/17	12,360	12,713
7/17	12,609	12,974
8/17	12,639	13,014
9/17	12,896	13,283
10/17	13,190	13,593
11/17	13,593	14,009
12/17	13,738	14,165
1/18	14,521	14,976
2/18	13,981	14,424
3/18	13,620	14,058
4/18	13,667	14,112
5/18	13,988	14,451
6/18	14,075	14,540
7/18	14,584	15,081
8/18	15,054	15,573
9/18	15,140	15,662
10/18	14,098	14,591
11/18	14,380	14,888
12/18	13,074	13,544
1/19	14,125	14,629
2/19	14,570	15,099
3/19	14,847	15,393
4/19	15,444	16,016
5/19	14,461	14,998
6/19	15,469	16,055
7/19	15,688	16,286
8/19	15,436	16,028
9/19	15,721	16,328
10/19	16,049	16,681
11/19	16,629	17,287
12/19	17,121	17,809
1/20	17,112	17,802
2/20	15,694	16,336
3/20	13,753	14,319
4/20	15,511	16,154
5/20	16,242	16,923
6/20	16,555	17,260
7/20	17,487	18,233
8/20	18,731	19,544
9/20	18,018	18,801
10/20	17,530	18,301
11/20	19,445	20,305
12/20	20,183	21,085
1/21	19,967	20,872
2/21	20,510	21,448
3/21	21,408	22,387
4/21	22,539	23,582
5/21	22,689	23,747
6/21	23,203	24,301
7/21	23,746	24,878
8/21	24,466	25,635
9/21	23,316	24,443
10/21	24,943	26,155
11/21	24,756	25,974
12/21	25,854	27,138
1/22	24,511	25,734
2/22	23,776	24,963
3/22	24,650	25,890
4/22	22,497	23,632
5/22	22,529	23,676
6/22	20,664	21,721
7/22	22,550	23,724
8/22	21,634	22,757
9/22	19,630	20,661
10/22	21,218	22,334
11/22	22,390	23,582
12/22	21,090	22,223
1/23	22,414	23,619
2/23	21,856	23,043
3/23	22,655	23,889
4/23	22,994	24,262
5/23	23,082	24,367
6/23	24,603	25,977
7/23	25,380	26,812
8/23	24,964	26,385
9/23	23,771	25,127
10/23	23,257	24,599
11/23	25,380	26,845
12/23	26,519	28,065
1/24	26,951	28,536
2/24	28,384	30,060
3/24	29,295	31,027
4/24	28,089	29,760
5/24	29,465	31,236
6/24	30,523	32,356
7/24	30,876	32,750
8/24	31,615	33,545
9/24	32,287	34,261
10/24	31,979	33,950

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	37.50%	14.78%	12.50%
Class A Shares Including Sales Charge	35.46%	14.44%	12.33%
S&P 500 Index	38.02%	15.27%	13.00%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$8,665,979
  Total Number of Portfolio Holdings507
  Portfolio Turnover Rate 2.3%
  Total Advisory Fees Paid (amount in thousands)$7,300

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.25%
Investment Companies	3.55%
Other Assets and LiabilitiesFootnote Reference*	0.20%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	29.53%
Consumer, Non-cyclical	16.12%
Communications	14.25%
Financial	13.88%
Consumer, Cyclical	7.95%
Industrial	7.11%
Energy	3.31%
Money Market Funds	3.24%
Utilities	2.42%
Basic Materials	1.68%
Exchange-Traded Funds	0.31%
Other Assets and LiabilitiesFootnote Reference*	0.20%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from 0.15% to 0.11% on the first $3 billion of net assets, 0.13% to 0.09% of the next $3 billion of net assets, and 0.10% to 0.05% of net assets over $6 billion.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV853ARA-0

Class J

PSPJX

LargeCap S&P 500 Index Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about LargeCap S&P 500 Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$32	0.27%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the S&P 500 Index ("Index") at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the large cap universe. During the 12 months ending in October 2024, the Fund’s investments performed in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. All eleven economic sectors in the Index posted positive returns as information technology and communication services provided the best returns for the year. The energy and healthcare sectors recorded the worst returns. NVIDIA, Broadcom, and Meta Platforms contributed to fund performance. Super Micro Computer, Humana, and Intel detracted from fund performance for the year.

How did the Fund perform over the last 10 years?

	Class J shares with maximum sales charge $32,707	S&P 500 Index $33,950
10/14	10,000	10,000
11/14	10,267	10,269
12/14	10,235	10,243
1/15	9,928	9,936
2/15	10,493	10,507
3/15	10,321	10,340
4/15	10,421	10,440
5/15	10,550	10,574
6/15	10,342	10,369
7/15	10,550	10,586
8/15	9,914	9,948
9/15	9,663	9,702
10/15	10,478	10,520
11/15	10,500	10,551
12/15	10,332	10,385
1/16	9,819	9,869
2/16	9,804	9,856
3/16	10,463	10,525
4/16	10,500	10,566
5/16	10,683	10,755
6/16	10,712	10,783
7/16	11,100	11,181
8/16	11,115	11,196
9/16	11,108	11,199
10/16	10,903	10,994
11/16	11,305	11,401
12/16	11,524	11,627
1/17	11,736	11,847
2/17	12,196	12,318
3/17	12,211	12,332
4/17	12,331	12,459
5/17	12,497	12,634
6/17	12,573	12,713
7/17	12,829	12,974
8/17	12,867	13,014
9/17	13,123	13,283
10/17	13,425	13,593
11/17	13,832	14,009
12/17	13,983	14,165
1/18	14,781	14,976
2/18	14,233	14,424
3/18	13,862	14,058
4/18	13,911	14,112
5/18	14,249	14,451
6/18	14,330	14,540
7/18	14,854	15,081
8/18	15,337	15,573
9/18	15,418	15,662
10/18	14,362	14,591
11/18	14,652	14,888
12/18	13,320	13,544
1/19	14,393	14,629
2/19	14,843	15,099
3/19	15,129	15,393
4/19	15,734	16,016
5/19	14,730	14,998
6/19	15,769	16,055
7/19	15,985	16,286
8/19	15,734	16,028
9/19	16,020	16,328
10/19	16,366	16,681
11/19	16,955	17,287
12/19	17,456	17,809
1/20	17,447	17,802
2/20	16,011	16,336
3/20	14,028	14,319
4/20	15,814	16,154
5/20	16,568	16,923
6/20	16,882	17,260
7/20	17,833	18,233
8/20	19,107	19,544
9/20	18,381	18,801
10/20	17,887	18,301
11/20	19,834	20,305
12/20	20,588	21,085
1/21	20,376	20,872
2/21	20,936	21,448
3/21	21,843	22,387
4/21	22,993	23,582
5/21	23,147	23,747
6/21	23,678	24,301
7/21	24,238	24,878
8/21	24,963	25,635
9/21	23,794	24,443
10/21	25,455	26,155
11/21	25,272	25,974
12/21	26,400	27,138
1/22	25,021	25,734
2/22	24,272	24,963
3/22	25,165	25,890
4/22	22,959	23,632
5/22	23,003	23,676
6/22	21,096	21,721
7/22	23,036	23,724
8/22	22,088	22,757
9/22	20,048	20,661
10/22	21,669	22,334
11/22	22,871	23,582
12/22	21,539	22,223
1/23	22,888	23,619
2/23	22,321	23,043
3/23	23,138	23,889
4/23	23,489	24,262
5/23	23,591	24,367
6/23	25,133	25,977
7/23	25,938	26,812
8/23	25,518	26,385
9/23	24,294	25,127
10/23	23,772	24,599
11/23	25,938	26,845
12/23	27,102	28,065
1/24	27,551	28,536
2/24	29,014	30,060
3/24	29,946	31,027
4/24	28,719	29,760
5/24	30,135	31,236
6/24	31,208	32,356
7/24	31,574	32,750
8/24	32,329	33,545
9/24	33,014	34,261
10/24	32,707	33,950

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	37.58%	14.85%	12.58%
Class J Shares Including Sales Charge	36.58%	14.85%	12.58%
S&P 500 Index	38.02%	15.27%	13.00%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$8,665,979
  Total Number of Portfolio Holdings507
  Portfolio Turnover Rate 2.3%
  Total Advisory Fees Paid (amount in thousands)$7,300

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.25%
Investment Companies	3.55%
Other Assets and LiabilitiesFootnote Reference*	0.20%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	29.53%
Consumer, Non-cyclical	16.12%
Communications	14.25%
Financial	13.88%
Consumer, Cyclical	7.95%
Industrial	7.11%
Energy	3.31%
Money Market Funds	3.24%
Utilities	2.42%
Basic Materials	1.68%
Exchange-Traded Funds	0.31%
Other Assets and LiabilitiesFootnote Reference*	0.20%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from 0.15% to 0.11% on the first $3 billion of net assets, 0.13% to 0.09% of the next $3 billion of net assets, and 0.10% to 0.05% of net assets over $6 billion.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV853ARJ-0

Institutional

PLFIX

LargeCap S&P 500 Index Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about LargeCap S&P 500 Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$13	0.11%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the S&P 500 Index ("Index") at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the large cap universe. During the 12 months ending in October 2024, the Fund’s investments performed in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. All eleven economic sectors in the Index posted positive returns as information technology and communication services provided the best returns for the year. The energy and healthcare sectors recorded the worst returns. NVIDIA, Broadcom, and Meta Platforms contributed to fund performance. Super Micro Computer, Humana, and Intel detracted from fund performance for the year.

How did the Fund perform over the last 10 years?

	Institutional shares at net asset value $33,379	S&P 500 Index $33,950
10/14	10,000	10,000
11/14	10,272	10,269
12/14	10,243	10,243
1/15	9,938	9,936
2/15	10,506	10,507
3/15	10,335	10,340
4/15	10,435	10,440
5/15	10,570	10,574
6/15	10,364	10,369
7/15	10,577	10,586
8/15	9,938	9,948
9/15	9,689	9,702
10/15	10,506	10,520
11/15	10,534	10,551
12/15	10,368	10,385
1/16	9,858	9,869
2/16	9,843	9,856
3/16	10,507	10,525
4/16	10,543	10,566
5/16	10,733	10,755
6/16	10,762	10,783
7/16	11,155	11,181
8/16	11,170	11,196
9/16	11,170	11,199
10/16	10,959	10,994
11/16	11,367	11,401
12/16	11,587	11,627
1/17	11,805	11,847
2/17	12,272	12,318
3/17	12,287	12,332
4/17	12,407	12,459
5/17	12,580	12,634
6/17	12,663	12,713
7/17	12,919	12,974
8/17	12,957	13,014
9/17	13,220	13,283
10/17	13,528	13,593
11/17	13,942	14,009
12/17	14,096	14,165
1/18	14,901	14,976
2/18	14,345	14,424
3/18	13,983	14,058
4/18	14,031	14,112
5/18	14,369	14,451
6/18	14,458	14,540
7/18	14,989	15,081
8/18	15,480	15,573
9/18	15,561	15,662
10/18	14,498	14,591
11/18	14,788	14,888
12/18	13,455	13,544
1/19	14,537	14,629
2/19	14,996	15,099
3/19	15,290	15,393
4/19	15,905	16,016
5/19	14,892	14,998
6/19	15,940	16,055
7/19	16,165	16,286
8/19	15,914	16,028
9/19	16,208	16,328
10/19	16,555	16,681
11/19	17,152	17,287
12/19	17,670	17,809
1/20	17,661	17,802
2/20	16,204	16,336
3/20	14,199	14,319
4/20	16,015	16,154
5/20	16,779	16,923
6/20	17,103	17,260
7/20	18,065	18,233
8/20	19,360	19,544
9/20	18,623	18,801
10/20	18,128	18,301
11/20	20,106	20,305
12/20	20,875	21,085
1/21	20,662	20,872
2/21	21,224	21,448
3/21	22,153	22,387
4/21	23,334	23,582
5/21	23,489	23,747
6/21	24,031	24,301
7/21	24,603	24,878
8/21	25,348	25,635
9/21	24,167	24,443
10/21	25,852	26,155
11/21	25,668	25,974
12/21	26,808	27,138
1/22	25,415	25,734
2/22	24,652	24,963
3/22	25,570	25,890
4/22	23,337	23,632
5/22	23,381	23,676
6/22	21,446	21,721
7/22	23,414	23,724
8/22	22,464	22,757
9/22	20,396	20,661
10/22	22,043	22,334
11/22	23,271	23,582
12/22	21,921	22,223
1/23	23,298	23,619
2/23	22,729	23,043
3/23	23,560	23,889
4/23	23,924	24,262
5/23	24,015	24,367
6/23	25,597	25,977
7/23	26,417	26,812
8/23	25,996	26,385
9/23	24,755	25,127
10/23	24,232	24,599
11/23	26,440	26,845
12/23	27,628	28,065
1/24	28,091	28,536
2/24	29,585	30,060
3/24	30,533	31,027
4/24	29,288	29,760
5/24	30,735	31,236
6/24	31,838	32,356
7/24	32,217	32,750
8/24	32,988	33,545
9/24	33,687	34,261
10/24	33,379	33,950

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	37.75%	15.06%	12.81%
S&P 500 Index	38.02%	15.27%	13.00%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$8,665,979
  Total Number of Portfolio Holdings507
  Portfolio Turnover Rate 2.3%
  Total Advisory Fees Paid (amount in thousands)$7,300

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.25%
Investment Companies	3.55%
Other Assets and LiabilitiesFootnote Reference*	0.20%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	29.53%
Consumer, Non-cyclical	16.12%
Communications	14.25%
Financial	13.88%
Consumer, Cyclical	7.95%
Industrial	7.11%
Energy	3.31%
Money Market Funds	3.24%
Utilities	2.42%
Basic Materials	1.68%
Exchange-Traded Funds	0.31%
Other Assets and LiabilitiesFootnote Reference*	0.20%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from 0.15% to 0.11% on the first $3 billion of net assets, 0.13% to 0.09% of the next $3 billion of net assets, and 0.10% to 0.05% of net assets over $6 billion.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV853ARI-0

R-1

PLPIX

LargeCap S&P 500 Index Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about LargeCap S&P 500 Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$116	0.98%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the S&P 500 Index ("Index") at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the large cap universe. During the 12 months ending in October 2024, the Fund’s investments performed in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. All eleven economic sectors in the Index posted positive returns as information technology and communication services provided the best returns for the year. The energy and healthcare sectors recorded the worst returns. NVIDIA, Broadcom, and Meta Platforms contributed to fund performance. Super Micro Computer, Humana, and Intel detracted from fund performance for the year.

How did the Fund perform over the last 10 years?

	R-1 shares at net asset value $30,600	S&P 500 Index $33,950
10/14	10,000	10,000
11/14	10,259	10,269
12/14	10,224	10,243
1/15	9,913	9,936
2/15	10,472	10,507
3/15	10,295	10,340
4/15	10,387	10,440
5/15	10,515	10,574
6/15	10,302	10,369
7/15	10,508	10,586
8/15	9,863	9,948
9/15	9,615	9,702
10/15	10,416	10,520
11/15	10,437	10,551
12/15	10,260	10,385
1/16	9,748	9,869
2/16	9,726	9,856
3/16	10,376	10,525
4/16	10,405	10,566
5/16	10,585	10,755
6/16	10,599	10,783
7/16	10,982	11,181
8/16	10,989	11,196
9/16	10,982	11,199
10/16	10,773	10,994
11/16	11,155	11,401
12/16	11,369	11,627
1/17	11,576	11,847
2/17	12,026	12,318
3/17	12,026	12,332
4/17	12,137	12,459
5/17	12,299	12,634
6/17	12,366	12,713
7/17	12,609	12,974
8/17	12,639	13,014
9/17	12,890	13,283
10/17	13,178	13,593
11/17	13,569	14,009
12/17	13,706	14,165
1/18	14,481	14,976
2/18	13,933	14,424
3/18	13,565	14,058
4/18	13,604	14,112
5/18	13,925	14,451
6/18	13,995	14,540
7/18	14,504	15,081
8/18	14,967	15,573
9/18	15,037	15,662
10/18	13,995	14,591
11/18	14,270	14,888
12/18	12,975	13,544
1/19	14,001	14,629
2/19	14,443	15,099
3/19	14,710	15,393
4/19	15,285	16,016
5/19	14,310	14,998
6/19	15,302	16,055
7/19	15,502	16,286
8/19	15,252	16,028
9/19	15,527	16,328
10/19	15,844	16,681
11/19	16,403	17,287
12/19	16,886	17,809
1/20	16,860	17,802
2/20	15,462	16,336
3/20	13,540	14,319
4/20	15,265	16,154
5/20	15,977	16,923
6/20	16,277	17,260
7/20	17,178	18,233
8/20	18,396	19,544
9/20	17,684	18,801
10/20	17,204	18,301
11/20	19,066	20,305
12/20	19,784	21,085
1/21	19,564	20,872
2/21	20,086	21,448
3/21	20,948	22,387
4/21	22,048	23,582
5/21	22,177	23,747
6/21	22,672	24,301
7/21	23,194	24,878
8/21	23,873	25,635
9/21	22,745	24,443
10/21	24,322	26,155
11/21	24,129	25,974
12/21	25,188	27,138
1/22	23,858	25,734
2/22	23,131	24,963
3/22	23,973	25,890
4/22	21,863	23,632
5/22	21,884	23,676
6/22	20,066	21,721
7/22	21,884	23,724
8/22	20,980	22,757
9/22	19,037	20,661
10/22	20,554	22,334
11/22	21,687	23,582
12/22	20,422	22,223
1/23	21,684	23,619
2/23	21,133	23,043
3/23	21,885	23,889
4/23	22,214	24,262
5/23	22,288	24,367
6/23	23,741	25,977
7/23	24,483	26,812
8/23	24,070	26,385
9/23	22,903	25,127
10/23	22,405	24,599
11/23	24,430	26,845
12/23	25,515	28,065
1/24	25,920	28,536
2/24	27,279	30,060
3/24	28,134	31,027
4/24	26,962	29,760
5/24	28,277	31,236
6/24	29,263	32,356
7/24	29,592	32,750
8/24	30,282	33,545
9/24	30,907	34,261
10/24	30,600	33,950

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-1 Shares	36.58%	14.07%	11.83%
S&P 500 Index	38.02%	15.27%	13.00%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$8,665,979
  Total Number of Portfolio Holdings507
  Portfolio Turnover Rate 2.3%
  Total Advisory Fees Paid (amount in thousands)$7,300

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.25%
Investment Companies	3.55%
Other Assets and LiabilitiesFootnote Reference*	0.20%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	29.53%
Consumer, Non-cyclical	16.12%
Communications	14.25%
Financial	13.88%
Consumer, Cyclical	7.95%
Industrial	7.11%
Energy	3.31%
Money Market Funds	3.24%
Utilities	2.42%
Basic Materials	1.68%
Exchange-Traded Funds	0.31%
Other Assets and LiabilitiesFootnote Reference*	0.20%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from 0.15% to 0.11% on the first $3 billion of net assets, 0.13% to 0.09% of the next $3 billion of net assets, and 0.10% to 0.05% of net assets over $6 billion. Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV853ARR1-0

R-3

PLFMX

LargeCap S&P 500 Index Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about LargeCap S&P 500 Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$79	0.67%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the S&P 500 Index ("Index") at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the large cap universe. During the 12 months ending in October 2024, the Fund’s investments performed in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. All eleven economic sectors in the Index posted positive returns as information technology and communication services provided the best returns for the year. The energy and healthcare sectors recorded the worst returns. NVIDIA, Broadcom, and Meta Platforms contributed to fund performance. Super Micro Computer, Humana, and Intel detracted from fund performance for the year.

How did the Fund perform over the last 10 years?

	R-3 shares at net asset value $31,553	S&P 500 Index $33,950
10/14	10,000	10,000
11/14	10,258	10,269
12/14	10,227	10,243
1/15	9,916	9,936
2/15	10,481	10,507
3/15	10,312	10,340
4/15	10,404	10,440
5/15	10,531	10,574
6/15	10,319	10,369
7/15	10,524	10,586
8/15	9,888	9,948
9/15	9,633	9,702
10/15	10,446	10,520
11/15	10,467	10,551
12/15	10,296	10,385
1/16	9,784	9,869
2/16	9,762	9,856
3/16	10,418	10,525
4/16	10,455	10,566
5/16	10,635	10,755
6/16	10,657	10,783
7/16	11,039	11,181
8/16	11,046	11,196
9/16	11,046	11,199
10/16	10,837	10,994
11/16	11,227	11,401
12/16	11,440	11,627
1/17	11,655	11,847
2/17	12,106	12,318
3/17	12,114	12,332
4/17	12,232	12,459
5/17	12,395	12,634
6/17	12,462	12,713
7/17	12,714	12,974
8/17	12,743	13,014
9/17	13,002	13,283
10/17	13,291	13,593
11/17	13,691	14,009
12/17	13,838	14,165
1/18	14,618	14,976
2/18	14,074	14,424
3/18	13,704	14,058
4/18	13,751	14,112
5/18	14,074	14,451
6/18	14,153	14,540
7/18	14,673	15,081
8/18	15,138	15,573
9/18	15,217	15,662
10/18	14,169	14,591
11/18	14,445	14,888
12/18	13,140	13,544
1/19	14,184	14,629
2/19	14,630	15,099
3/19	14,908	15,393
4/19	15,498	16,016
5/19	14,504	14,998
6/19	15,523	16,055
7/19	15,733	16,286
8/19	15,481	16,028
9/19	15,758	16,328
10/19	16,087	16,681
11/19	16,659	17,287
12/19	17,156	17,809
1/20	17,139	17,802
2/20	15,721	16,336
3/20	13,774	14,319
4/20	15,521	16,154
5/20	16,252	16,923
6/20	16,565	17,260
7/20	17,487	18,233
8/20	18,730	19,544
9/20	18,008	18,801
10/20	17,521	18,301
11/20	19,426	20,305
12/20	20,157	21,085
1/21	19,942	20,872
2/21	20,483	21,448
3/21	21,358	22,387
4/21	22,485	23,582
5/21	22,625	23,747
6/21	23,137	24,301
7/21	23,678	24,878
8/21	24,376	25,635
9/21	23,230	24,443
10/21	24,842	26,155
11/21	24,656	25,974
12/21	25,750	27,138
1/22	24,396	25,734
2/22	23,655	24,963
3/22	24,522	25,890
4/22	22,364	23,632
5/22	22,396	23,676
6/22	20,534	21,721
7/22	22,417	23,724
8/22	21,486	22,757
9/22	19,497	20,661
10/22	21,063	22,334
11/22	22,227	23,582
12/22	20,938	22,223
1/23	22,236	23,619
2/23	21,685	23,043
3/23	22,464	23,889
4/23	22,799	24,262
5/23	22,886	24,367
6/23	24,379	25,977
7/23	25,147	26,812
8/23	24,725	26,385
9/23	23,535	25,127
10/23	23,026	24,599
11/23	25,115	26,845
12/23	26,236	28,065
1/24	26,662	28,536
2/24	28,064	30,060
3/24	28,962	31,027
4/24	27,761	29,760
5/24	29,119	31,236
6/24	30,151	32,356
7/24	30,498	32,750
8/24	31,216	33,545
9/24	31,856	34,261
10/24	31,553	33,950

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-3 Shares	37.03%	14.42%	12.18%
S&P 500 Index	38.02%	15.27%	13.00%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$8,665,979
  Total Number of Portfolio Holdings507
  Portfolio Turnover Rate 2.3%
  Total Advisory Fees Paid (amount in thousands)$7,300

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.25%
Investment Companies	3.55%
Other Assets and LiabilitiesFootnote Reference*	0.20%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	29.53%
Consumer, Non-cyclical	16.12%
Communications	14.25%
Financial	13.88%
Consumer, Cyclical	7.95%
Industrial	7.11%
Energy	3.31%
Money Market Funds	3.24%
Utilities	2.42%
Basic Materials	1.68%
Exchange-Traded Funds	0.31%
Other Assets and LiabilitiesFootnote Reference*	0.20%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from 0.15% to 0.11% on the first $3 billion of net assets, 0.13% to 0.09% of the next $3 billion of net assets, and 0.10% to 0.05% of net assets over $6 billion. Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV853ARR3-0

R-4

PLFSX

LargeCap S&P 500 Index Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about LargeCap S&P 500 Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$57	0.48%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the S&P 500 Index ("Index") at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the large cap universe. During the 12 months ending in October 2024, the Fund’s investments performed in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. All eleven economic sectors in the Index posted positive returns as information technology and communication services provided the best returns for the year. The energy and healthcare sectors recorded the worst returns. NVIDIA, Broadcom, and Meta Platforms contributed to fund performance. Super Micro Computer, Humana, and Intel detracted from fund performance for the year.

How did the Fund perform over the last 10 years?

	R-4 shares at net asset value $32,156	S&P 500 Index $33,950
10/14	10,000	10,000
11/14	10,264	10,269
12/14	10,230	10,243
1/15	9,919	9,936
2/15	10,483	10,507
3/15	10,314	10,340
4/15	10,413	10,440
5/15	10,540	10,574
6/15	10,328	10,369
7/15	10,540	10,586
8/15	9,898	9,948
9/15	9,651	9,702
10/15	10,462	10,520
11/15	10,491	10,551
12/15	10,321	10,385
1/16	9,801	9,869
2/16	9,787	9,856
3/16	10,443	10,525
4/16	10,480	10,566
5/16	10,660	10,755
6/16	10,689	10,783
7/16	11,071	11,181
8/16	11,086	11,196
9/16	11,079	11,199
10/16	10,877	10,994
11/16	11,273	11,401
12/16	11,486	11,627
1/17	11,701	11,847
2/17	12,162	12,318
3/17	12,169	12,332
4/17	12,288	12,459
5/17	12,458	12,634
6/17	12,525	12,713
7/17	12,777	12,974
8/17	12,815	13,014
9/17	13,074	13,283
10/17	13,371	13,593
11/17	13,772	14,009
12/17	13,919	14,165
1/18	14,710	14,976
2/18	14,164	14,424
3/18	13,793	14,058
4/18	13,840	14,112
5/18	14,172	14,451
6/18	14,251	14,540
7/18	14,773	15,081
8/18	15,248	15,573
9/18	15,327	15,662
10/18	14,275	14,591
11/18	14,560	14,888
12/18	13,240	13,544
1/19	14,298	14,629
2/19	14,747	15,099
3/19	15,034	15,393
4/19	15,635	16,016
5/19	14,637	14,998
6/19	15,652	16,055
7/19	15,873	16,286
8/19	15,619	16,028
9/19	15,906	16,328
10/19	16,245	16,681
11/19	16,821	17,287
12/19	17,318	17,809
1/20	17,310	17,802
2/20	15,882	16,336
3/20	13,911	14,319
4/20	15,680	16,154
5/20	16,425	16,923
6/20	16,740	17,260
7/20	17,678	18,233
8/20	18,939	19,544
9/20	18,212	18,801
10/20	17,721	18,301
11/20	19,649	20,305
12/20	20,396	21,085
1/21	20,180	20,872
2/21	20,725	21,448
3/21	21,618	22,387
4/21	22,764	23,582
5/21	22,915	23,747
6/21	23,432	24,301
7/21	23,977	24,878
8/21	24,700	25,635
9/21	23,535	24,443
10/21	25,180	26,155
11/21	24,992	25,974
12/21	26,098	27,138
1/22	24,731	25,734
2/22	23,983	24,963
3/22	24,870	25,890
4/22	22,691	23,632
5/22	22,723	23,676
6/22	20,832	21,721
7/22	22,744	23,724
8/22	21,804	22,757
9/22	19,795	20,661
10/22	21,387	22,334
11/22	22,573	23,582
12/22	21,261	22,223
1/23	22,586	23,619
2/23	22,028	23,043
3/23	22,816	23,889
4/23	23,167	24,262
5/23	23,255	24,367
6/23	24,777	25,977
7/23	25,566	26,812
8/23	25,149	26,385
9/23	23,934	25,127
10/23	23,430	24,599
11/23	25,555	26,845
12/23	26,698	28,065
1/24	27,130	28,536
2/24	28,574	30,060
3/24	29,473	31,027
4/24	28,267	29,760
5/24	29,655	31,236
6/24	30,701	32,356
7/24	31,064	32,750
8/24	31,804	33,545
9/24	32,463	34,261
10/24	32,156	33,950

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-4 Shares	37.24%	14.63%	12.39%
S&P 500 Index	38.02%	15.27%	13.00%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$8,665,979
  Total Number of Portfolio Holdings507
  Portfolio Turnover Rate 2.3%
  Total Advisory Fees Paid (amount in thousands)$7,300

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.25%
Investment Companies	3.55%
Other Assets and LiabilitiesFootnote Reference*	0.20%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	29.53%
Consumer, Non-cyclical	16.12%
Communications	14.25%
Financial	13.88%
Consumer, Cyclical	7.95%
Industrial	7.11%
Energy	3.31%
Money Market Funds	3.24%
Utilities	2.42%
Basic Materials	1.68%
Exchange-Traded Funds	0.31%
Other Assets and LiabilitiesFootnote Reference*	0.20%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from 0.15% to 0.11% on the first $3 billion of net assets, 0.13% to 0.09% of the next $3 billion of net assets, and 0.10% to 0.05% of net assets over $6 billion. Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV853ARR4-0

R-5

PLFPX

LargeCap S&P 500 Index Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about LargeCap S&P 500 Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$43	0.36%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the S&P 500 Index ("Index") at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the large cap universe. During the 12 months ending in October 2024, the Fund’s investments performed in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. All eleven economic sectors in the Index posted positive returns as information technology and communication services provided the best returns for the year. The energy and healthcare sectors recorded the worst returns. NVIDIA, Broadcom, and Meta Platforms contributed to fund performance. Super Micro Computer, Humana, and Intel detracted from fund performance for the year.

How did the Fund perform over the last 10 years?

	R-5 shares at net asset value $32,564	S&P 500 Index $33,950
10/14	10,000	10,000
11/14	10,269	10,269
12/14	10,238	10,243
1/15	9,930	9,936
2/15	10,497	10,507
3/15	10,322	10,340
4/15	10,420	10,440
5/15	10,553	10,574
6/15	10,343	10,369
7/15	10,553	10,586
8/15	9,916	9,948
9/15	9,670	9,702
10/15	10,476	10,520
11/15	10,504	10,551
12/15	10,340	10,385
1/16	9,823	9,869
2/16	9,802	9,856
3/16	10,469	10,525
4/16	10,505	10,566
5/16	10,692	10,755
6/16	10,713	10,783
7/16	11,101	11,181
8/16	11,115	11,196
9/16	11,115	11,199
10/16	10,907	10,994
11/16	11,309	11,401
12/16	11,528	11,627
1/17	11,742	11,847
2/17	12,200	12,318
3/17	12,208	12,332
4/17	12,333	12,459
5/17	12,503	12,634
6/17	12,577	12,713
7/17	12,828	12,974
8/17	12,865	13,014
9/17	13,123	13,283
10/17	13,426	13,593
11/17	13,832	14,009
12/17	13,978	14,165
1/18	14,773	14,976
2/18	14,222	14,424
3/18	13,860	14,058
4/18	13,907	14,112
5/18	14,238	14,451
6/18	14,325	14,540
7/18	14,844	15,081
8/18	15,325	15,573
9/18	15,411	15,662
10/18	14,348	14,591
11/18	14,640	14,888
12/18	13,313	13,544
1/19	14,376	14,629
2/19	14,831	15,099
3/19	15,118	15,393
4/19	15,726	16,016
5/19	14,722	14,998
6/19	15,751	16,055
7/19	15,970	16,286
8/19	15,717	16,028
9/19	16,004	16,328
10/19	16,350	16,681
11/19	16,932	17,287
12/19	17,437	17,809
1/20	17,428	17,802
2/20	15,986	16,336
3/20	14,012	14,319
4/20	15,794	16,154
5/20	16,546	16,923
6/20	16,860	17,260
7/20	17,804	18,233
8/20	19,079	19,544
9/20	18,345	18,801
10/20	17,856	18,301
11/20	19,804	20,305
12/20	20,548	21,085
1/21	20,342	20,872
2/21	20,895	21,448
3/21	21,795	22,387
4/21	22,948	23,582
5/21	23,107	23,747
6/21	23,632	24,301
7/21	24,186	24,878
8/21	24,907	25,635
9/21	23,745	24,443
10/21	25,395	26,155
11/21	25,217	25,974
12/21	26,331	27,138
1/22	24,957	25,734
2/22	24,211	24,963
3/22	25,095	25,890
4/22	22,900	23,632
5/22	22,932	23,676
6/22	21,035	21,721
7/22	22,964	23,724
8/22	22,026	22,757
9/22	19,991	20,661
10/22	21,600	22,334
11/22	22,804	23,582
12/22	21,479	22,223
1/23	22,824	23,619
2/23	22,255	23,043
3/23	23,065	23,889
4/23	23,415	24,262
5/23	23,513	24,367
6/23	25,055	25,977
7/23	25,843	26,812
8/23	25,427	26,385
9/23	24,202	25,127
10/23	23,688	24,599
11/23	25,843	26,845
12/23	27,010	28,065
1/24	27,453	28,536
2/24	28,906	30,060
3/24	29,826	31,027
4/24	28,600	29,760
5/24	30,008	31,236
6/24	31,076	32,356
7/24	31,439	32,750
8/24	32,189	33,545
9/24	32,870	34,261
10/24	32,564	33,950

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-5 Shares	37.47%	14.77%	12.53%
S&P 500 Index	38.02%	15.27%	13.00%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$8,665,979
  Total Number of Portfolio Holdings507
  Portfolio Turnover Rate 2.3%
  Total Advisory Fees Paid (amount in thousands)$7,300

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.25%
Investment Companies	3.55%
Other Assets and LiabilitiesFootnote Reference*	0.20%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	29.53%
Consumer, Non-cyclical	16.12%
Communications	14.25%
Financial	13.88%
Consumer, Cyclical	7.95%
Industrial	7.11%
Energy	3.31%
Money Market Funds	3.24%
Utilities	2.42%
Basic Materials	1.68%
Exchange-Traded Funds	0.31%
Other Assets and LiabilitiesFootnote Reference*	0.20%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from 0.15% to 0.11% on the first $3 billion of net assets, 0.13% to 0.09% of the next $3 billion of net assets, and 0.10% to 0.05% of net assets over $6 billion. Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV853ARR5-0

Class J

PLVJX

LargeCap Value Fund III

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about LargeCap Value Fund III (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$106	0.93%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in companies with large market capitalizations at the time of purchase. For this Fund, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell 1000 Value Index ("Index"). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. Over the year, Barrow, Hanley, Mewhinney & Strauss, LLC ("Barrow Hanley") outperformed the Index. Barrow Hanley’s outperformance was due to strong stock selection in the information technology, industrials, and financials sectors. Westwood Management Corp’s ("Westwood") performance was helped by an underweight to the materials sector and stock selection within the consumer discretionary sector. Westwood underperformed the Index due to poor stock selection in the health care, industrials, and consumer staples sectors. Barrow Hanley’s performance was hurt by an overweight to the energy sector, an underweight to the financials sector, and poor stock selection in the consumer discretionary sector.

How did the Fund perform over the last 10 years?

	Class J shares with maximum sales charge $23,767	Russell 1000 Index $33,206	Russell 1000 Value Index $23,392
10/14	10,000	10,000	10,000
11/14	10,238	10,262	10,205
12/14	10,253	10,238	10,267
1/15	9,839	9,957	9,857
2/15	10,384	10,532	10,334
3/15	10,286	10,401	10,193
4/15	10,391	10,475	10,289
5/15	10,536	10,612	10,412
6/15	10,358	10,413	10,204
7/15	10,450	10,613	10,249
8/15	9,813	9,975	9,639
9/15	9,510	9,702	9,348
10/15	10,240	10,486	10,053
11/15	10,260	10,521	10,091
12/15	10,028	10,332	9,874
1/16	9,531	9,776	9,364
2/16	9,474	9,772	9,362
3/16	10,049	10,453	10,036
4/16	10,262	10,510	10,247
5/16	10,368	10,694	10,406
6/16	10,425	10,718	10,496
7/16	10,715	11,127	10,801
8/16	10,772	11,141	10,884
9/16	10,694	11,150	10,861
10/16	10,552	10,933	10,693
11/16	11,120	11,364	11,304
12/16	11,309	11,577	11,587
1/17	11,390	11,810	11,669
2/17	11,782	12,267	12,089
3/17	11,730	12,275	11,965
4/17	11,767	12,405	11,943
5/17	11,834	12,563	11,931
6/17	12,055	12,651	12,126
7/17	12,166	12,901	12,287
8/17	12,011	12,942	12,144
9/17	12,373	13,217	12,504
10/17	12,514	13,520	12,595
11/17	12,942	13,933	12,980
12/17	13,179	14,088	13,170
1/18	13,833	14,861	13,679
2/18	13,124	14,316	13,026
3/18	12,864	13,991	12,797
4/18	12,958	14,038	12,839
5/18	13,053	14,397	12,915
6/18	13,124	14,490	12,947
7/18	13,707	14,990	13,460
8/18	13,904	15,506	13,659
9/18	14,030	15,565	13,686
10/18	13,234	14,464	12,977
11/18	13,589	14,758	13,364
12/18	12,359	13,414	12,081
1/19	13,198	14,538	13,021
2/19	13,556	15,030	13,438
3/19	13,653	15,292	13,523
4/19	14,186	15,910	14,003
5/19	13,364	14,896	13,102
6/19	14,256	15,942	14,043
7/19	14,483	16,189	14,159
8/19	14,326	15,893	13,743
9/19	14,701	16,168	14,233
10/19	14,841	16,511	14,432
11/19	15,322	17,135	14,878
12/19	15,575	17,629	15,288
1/20	15,185	17,649	14,959
2/20	13,726	16,206	13,510
3/20	11,375	14,065	11,201
4/20	12,657	15,923	12,461
5/20	13,233	16,763	12,888
6/20	13,140	17,134	12,802
7/20	13,614	18,137	13,308
8/20	14,135	19,469	13,858
9/20	13,791	18,757	13,518
10/20	13,633	18,305	13,340
11/20	15,454	20,460	15,135
12/20	16,034	21,325	15,715
1/21	15,808	21,150	15,571
2/21	16,731	21,763	16,512
3/21	17,719	22,586	17,484
4/21	18,463	23,802	18,183
5/21	18,802	23,915	18,607
6/21	18,585	24,514	18,394
7/21	18,642	25,023	18,541
8/21	18,962	25,748	18,909
9/21	18,369	24,565	18,251
10/21	19,489	26,269	19,178
11/21	18,727	25,917	18,502
12/21	19,873	26,967	19,669
1/22	19,492	25,446	19,211
2/22	19,296	24,748	18,988
3/22	19,770	25,583	19,524
4/22	18,647	23,303	18,423
5/22	19,183	23,267	18,781
6/22	17,596	21,319	17,140
7/22	18,688	23,304	18,276
8/22	18,266	22,409	17,732
9/22	16,731	20,336	16,177
10/22	18,554	21,967	17,836
11/22	19,605	23,155	18,950
12/22	18,820	21,809	18,186
1/23	19,592	23,271	19,129
2/23	18,809	22,717	18,454
3/23	18,570	23,436	18,369
4/23	18,956	23,726	18,646
5/23	18,264	23,837	17,927
6/23	19,433	25,447	19,118
7/23	20,160	26,322	19,790
8/23	19,660	25,861	19,256
9/23	18,956	24,646	18,513
10/23	18,468	24,050	17,860
11/23	19,717	26,296	19,207
12/23	20,642	27,595	20,271
1/24	20,748	27,979	20,292
2/24	21,438	29,490	21,041
3/24	22,433	30,436	22,092
4/24	21,579	29,141	21,149
5/24	22,210	30,513	21,819
6/24	22,105	31,523	21,614
7/24	22,948	31,981	22,719
8/24	23,463	32,740	23,328
9/24	23,872	33,440	23,652
10/24	23,767	33,206	23,392

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	28.69%	9.88%	9.04%
Class J Shares Including Sales Charge	27.69%	9.88%	9.04%
Russell 1000 Index	38.07%	15.00%	12.75%
Russell 1000 Value Index	30.98%	10.14%	8.87%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$3,788,486
  Total Number of Portfolio Holdings890
  Portfolio Turnover Rate 41.1%
  Total Advisory Fees Paid (amount in thousands)$22,952

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	94.67%
Investment Companies	5.12%
Other Assets and LiabilitiesFootnote Reference*	0.21%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	19.96%
Consumer, Non-cyclical	17.76%
Industrial	13.43%
Technology	12.34%
Consumer, Cyclical	9.41%
Energy	7.84%
Utilities	6.97%
Communications	3.98%
Basic Materials	2.98%
Exchange-Traded Funds	2.68%
Money Market Funds	2.44%
Other Assets and LiabilitiesFootnote Reference*	0.21%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective September 13, 2024, the Manager contractually agreed to waive management fees in an amount equal to the Fund's acquired fund fees and expenses represented by the Fund's investment in a particular unaffiliated exchange-traded fund that pursues a pure value investment strategy.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV852ARJ-0

Institutional

PLVIX

LargeCap Value Fund III

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about LargeCap Value Fund III (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$80	0.70%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in companies with large market capitalizations at the time of purchase. For this Fund, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell 1000 Value Index ("Index"). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. Over the year, Barrow, Hanley, Mewhinney & Strauss, LLC ("Barrow Hanley") outperformed the Index. Barrow Hanley’s outperformance was due to strong stock selection in the information technology, industrials, and financials sectors. Westwood Management Corp’s ("Westwood") performance was helped by an underweight to the materials sector and stock selection within the consumer discretionary sector. Westwood underperformed the Index due to poor stock selection in the health care, industrials, and consumer staples sectors. Barrow Hanley’s performance was hurt by an overweight to the energy sector, an underweight to the financials sector, and poor stock selection in the consumer discretionary sector.

How did the Fund perform over the last 10 years?

	Institutional shares at net asset value $24,505	Russell 1000 Index $33,206	Russell 1000 Value Index $23,392
10/14	10,000	10,000	10,000
11/14	10,241	10,262	10,205
12/14	10,262	10,238	10,267
1/15	9,846	9,957	9,857
2/15	10,406	10,532	10,334
3/15	10,301	10,401	10,193
4/15	10,412	10,475	10,289
5/15	10,562	10,612	10,412
6/15	10,386	10,413	10,204
7/15	10,477	10,613	10,249
8/15	9,839	9,975	9,639
9/15	9,546	9,702	9,348
10/15	10,282	10,486	10,053
11/15	10,301	10,521	10,091
12/15	10,071	10,332	9,874
1/16	9,578	9,776	9,364
2/16	9,522	9,772	9,362
3/16	10,107	10,453	10,036
4/16	10,318	10,510	10,247
5/16	10,424	10,694	10,406
6/16	10,487	10,718	10,496
7/16	10,783	11,127	10,801
8/16	10,847	11,141	10,884
9/16	10,762	11,150	10,861
10/16	10,628	10,933	10,693
11/16	11,206	11,364	11,304
12/16	11,398	11,577	11,587
1/17	11,479	11,810	11,669
2/17	11,876	12,267	12,089
3/17	11,825	12,275	11,965
4/17	11,869	12,405	11,943
5/17	11,935	12,563	11,931
6/17	12,163	12,651	12,126
7/17	12,281	12,901	12,287
8/17	12,126	12,942	12,144
9/17	12,495	13,217	12,504
10/17	12,642	13,520	12,595
11/17	13,076	13,933	12,980
12/17	13,319	14,088	13,170
1/18	13,980	14,861	13,679
2/18	13,272	14,316	13,026
3/18	13,013	13,991	12,797
4/18	13,115	14,038	12,839
5/18	13,209	14,397	12,915
6/18	13,288	14,490	12,947
7/18	13,878	14,990	13,460
8/18	14,082	15,506	13,659
9/18	14,216	15,565	13,686
10/18	13,414	14,464	12,977
11/18	13,776	14,758	13,364
12/18	12,534	13,414	12,081
1/19	13,382	14,538	13,021
2/19	13,758	15,030	13,438
3/19	13,854	15,292	13,523
4/19	14,396	15,910	14,003
5/19	13,565	14,896	13,102
6/19	14,475	15,942	14,043
7/19	14,711	16,189	14,159
8/19	14,562	15,893	13,743
9/19	14,947	16,168	14,233
10/19	15,095	16,511	14,432
11/19	15,585	17,135	14,878
12/19	15,852	17,629	15,288
1/20	15,451	17,649	14,959
2/20	13,970	16,206	13,510
3/20	11,586	14,065	11,201
4/20	12,890	15,923	12,461
5/20	13,477	16,763	12,888
6/20	13,384	17,134	12,802
7/20	13,877	18,137	13,308
8/20	14,408	19,469	13,858
9/20	14,064	18,757	13,518
10/20	13,915	18,305	13,340
11/20	15,768	20,460	15,135
12/20	16,359	21,325	15,715
1/21	16,141	21,150	15,571
2/21	17,078	21,763	16,512
3/21	18,100	22,586	17,484
4/21	18,866	23,802	18,183
5/21	19,207	23,915	18,607
6/21	18,999	24,514	18,394
7/21	19,056	25,023	18,541
8/21	19,387	25,748	18,909
9/21	18,791	24,565	18,251
10/21	19,935	26,269	19,178
11/21	19,160	25,917	18,502
12/21	20,342	26,967	19,669
1/22	19,959	25,446	19,211
2/22	19,751	24,748	18,988
3/22	20,249	25,583	19,524
4/22	19,109	23,303	18,423
5/22	19,648	23,267	18,781
6/22	18,031	21,319	17,140
7/22	19,161	23,304	18,276
8/22	18,736	22,409	17,732
9/22	17,161	20,336	16,177
10/22	19,026	21,967	17,836
11/22	20,114	23,155	18,950
12/22	19,321	21,809	18,186
1/23	20,109	23,271	19,129
2/23	19,309	22,717	18,454
3/23	19,069	23,436	18,369
4/23	19,481	23,726	18,646
5/23	18,772	23,837	17,927
6/23	19,972	25,447	19,118
7/23	20,726	26,322	19,790
8/23	20,212	25,861	19,256
9/23	19,492	24,646	18,513
10/23	19,001	24,050	17,860
11/23	20,280	26,296	19,207
12/23	21,247	27,595	20,271
1/24	21,353	27,979	20,292
2/24	22,073	29,490	21,041
3/24	23,100	30,436	22,092
4/24	22,226	29,141	21,149
5/24	22,876	30,513	21,819
6/24	22,769	31,523	21,614
7/24	23,643	31,981	22,719
8/24	24,186	32,740	23,328
9/24	24,611	33,440	23,652
10/24	24,505	33,206	23,392

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	28.97%	10.17%	9.38%
Russell 1000 Index	38.07%	15.00%	12.75%
Russell 1000 Value Index	30.98%	10.14%	8.87%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$3,788,486
  Total Number of Portfolio Holdings890
  Portfolio Turnover Rate 41.1%
  Total Advisory Fees Paid (amount in thousands)$22,952

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	94.67%
Investment Companies	5.12%
Other Assets and LiabilitiesFootnote Reference*	0.21%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	19.96%
Consumer, Non-cyclical	17.76%
Industrial	13.43%
Technology	12.34%
Consumer, Cyclical	9.41%
Energy	7.84%
Utilities	6.97%
Communications	3.98%
Basic Materials	2.98%
Exchange-Traded Funds	2.68%
Money Market Funds	2.44%
Other Assets and LiabilitiesFootnote Reference*	0.21%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective September 13, 2024, the Manager contractually agreed to waive management fees in an amount equal to the Fund's acquired fund fees and expenses represented by the Fund's investment in a particular unaffiliated exchange-traded fund that pursues a pure value investment strategy.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV852ARI-0

R-1

PESAX

LargeCap Value Fund III

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about LargeCap Value Fund III (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$179	1.57%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in companies with large market capitalizations at the time of purchase. For this Fund, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell 1000 Value Index ("Index"). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. Over the year, Barrow, Hanley, Mewhinney & Strauss, LLC ("Barrow Hanley") outperformed the Index. Barrow Hanley’s outperformance was due to strong stock selection in the information technology, industrials, and financials sectors. Westwood Management Corp’s ("Westwood") performance was helped by an underweight to the materials sector and stock selection within the consumer discretionary sector. Westwood underperformed the Index due to poor stock selection in the health care, industrials, and consumer staples sectors. Barrow Hanley’s performance was hurt by an overweight to the energy sector, an underweight to the financials sector, and poor stock selection in the consumer discretionary sector.

How did the Fund perform over the last 10 years?

	R-1 shares at net asset value $22,453	Russell 1000 Index $33,206	Russell 1000 Value Index $23,392
10/14	10,000	10,000	10,000
11/14	10,236	10,262	10,205
12/14	10,243	10,238	10,267
1/15	9,827	9,957	9,857
2/15	10,373	10,532	10,334
3/15	10,263	10,401	10,193
4/15	10,367	10,475	10,289
5/15	10,503	10,612	10,412
6/15	10,321	10,413	10,204
7/15	10,412	10,613	10,249
8/15	9,769	9,975	9,639
9/15	9,470	9,702	9,348
10/15	10,191	10,486	10,053
11/15	10,204	10,521	10,091
12/15	9,968	10,332	9,874
1/16	9,473	9,776	9,364
2/16	9,410	9,772	9,362
3/16	9,981	10,453	10,036
4/16	10,177	10,510	10,247
5/16	10,281	10,694	10,406
6/16	10,330	10,718	10,496
7/16	10,623	11,127	10,801
8/16	10,672	11,141	10,884
9/16	10,581	11,150	10,861
10/16	10,441	10,933	10,693
11/16	10,999	11,364	11,304
12/16	11,183	11,577	11,587
1/17	11,256	11,810	11,669
2/17	11,638	12,267	12,089
3/17	11,573	12,275	11,965
4/17	11,609	12,405	11,943
5/17	11,667	12,563	11,931
6/17	11,884	12,651	12,126
7/17	11,985	12,901	12,287
8/17	11,826	12,942	12,144
9/17	12,180	13,217	12,504
10/17	12,310	13,520	12,595
11/17	12,728	13,933	12,980
12/17	12,951	14,088	13,170
1/18	13,587	14,861	13,679
2/18	12,890	14,316	13,026
3/18	12,622	13,991	12,797
4/18	12,714	14,038	12,839
5/18	12,798	14,397	12,915
6/18	12,860	14,490	12,947
7/18	13,426	14,990	13,460
8/18	13,610	15,506	13,659
9/18	13,732	15,565	13,686
10/18	12,944	14,464	12,977
11/18	13,288	14,758	13,364
12/18	12,077	13,414	12,081
1/19	12,886	14,538	13,021
2/19	13,240	15,030	13,438
3/19	13,324	15,292	13,523
4/19	13,838	15,910	14,003
5/19	13,029	14,896	13,102
6/19	13,897	15,942	14,043
7/19	14,108	16,189	14,159
8/19	13,956	15,893	13,743
9/19	14,310	16,168	14,233
10/19	14,437	16,511	14,432
11/19	14,909	17,135	14,878
12/19	15,147	17,629	15,288
1/20	14,755	17,649	14,959
2/20	13,331	16,206	13,510
3/20	11,044	14,065	11,201
4/20	12,281	15,923	12,461
5/20	12,833	16,763	12,888
6/20	12,735	17,134	12,802
7/20	13,189	18,137	13,308
8/20	13,696	19,469	13,858
9/20	13,349	18,757	13,518
10/20	13,198	18,305	13,340
11/20	14,951	20,460	15,135
12/20	15,497	21,325	15,715
1/21	15,273	21,150	15,571
2/21	16,160	21,763	16,512
3/21	17,110	22,586	17,484
4/21	17,817	23,802	18,183
5/21	18,131	23,915	18,607
6/21	17,916	24,514	18,394
7/21	17,961	25,023	18,541
8/21	18,256	25,748	18,909
9/21	17,683	24,565	18,251
10/21	18,749	26,269	19,178
11/21	18,005	25,917	18,502
12/21	19,098	26,967	19,669
1/22	18,728	25,446	19,211
2/22	18,523	24,748	18,988
3/22	18,971	25,583	19,524
4/22	17,890	23,303	18,423
5/22	18,387	23,267	18,781
6/22	16,858	21,319	17,140
7/22	17,900	23,304	18,276
8/22	17,491	22,409	17,732
9/22	16,011	20,336	16,177
10/22	17,735	21,967	17,836
11/22	18,738	23,155	18,950
12/22	17,984	21,809	18,186
1/23	18,709	23,271	19,129
2/23	17,952	22,717	18,454
3/23	17,718	23,436	18,369
4/23	18,080	23,726	18,646
5/23	17,409	23,837	17,927
6/23	18,517	25,447	19,118
7/23	19,199	26,322	19,790
8/23	18,709	25,861	19,256
9/23	18,027	24,646	18,513
10/23	17,558	24,050	17,860
11/23	18,730	26,296	19,207
12/23	19,604	27,595	20,271
1/24	19,691	27,979	20,292
2/24	20,346	29,490	21,041
3/24	21,274	30,436	22,092
4/24	20,455	29,141	21,149
5/24	21,045	30,513	21,819
6/24	20,925	31,523	21,614
7/24	21,711	31,981	22,719
8/24	22,191	32,740	23,328
9/24	22,562	33,440	23,652
10/24	22,453	33,206	23,392

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-1 Shares	27.88%	9.23%	8.42%
Russell 1000 Index	38.07%	15.00%	12.75%
Russell 1000 Value Index	30.98%	10.14%	8.87%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$3,788,486
  Total Number of Portfolio Holdings890
  Portfolio Turnover Rate 41.1%
  Total Advisory Fees Paid (amount in thousands)$22,952

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	94.67%
Investment Companies	5.12%
Other Assets and LiabilitiesFootnote Reference*	0.21%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	19.96%
Consumer, Non-cyclical	17.76%
Industrial	13.43%
Technology	12.34%
Consumer, Cyclical	9.41%
Energy	7.84%
Utilities	6.97%
Communications	3.98%
Basic Materials	2.98%
Exchange-Traded Funds	2.68%
Money Market Funds	2.44%
Other Assets and LiabilitiesFootnote Reference*	0.21%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective September 13, 2024, the Manager contractually agreed to waive management fees in an amount equal to the Fund's acquired fund fees and expenses represented by the Fund's investment in a particular unaffiliated exchange-traded fund that pursues a pure value investment strategy. Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV852ARR1-0

R-3

PPSFX

LargeCap Value Fund III

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about LargeCap Value Fund III (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$144	1.26%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in companies with large market capitalizations at the time of purchase. For this Fund, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell 1000 Value Index ("Index"). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. Over the year, Barrow, Hanley, Mewhinney & Strauss, LLC ("Barrow Hanley") outperformed the Index. Barrow Hanley’s outperformance was due to strong stock selection in the information technology, industrials, and financials sectors. Westwood Management Corp’s ("Westwood") performance was helped by an underweight to the materials sector and stock selection within the consumer discretionary sector. Westwood underperformed the Index due to poor stock selection in the health care, industrials, and consumer staples sectors. Barrow Hanley’s performance was hurt by an overweight to the energy sector, an underweight to the financials sector, and poor stock selection in the consumer discretionary sector.

How did the Fund perform over the last 10 years?

	R-3 shares at net asset value $23,165	Russell 1000 Index $33,206	Russell 1000 Value Index $23,392
10/14	10,000	10,000	10,000
11/14	10,246	10,262	10,205
12/14	10,253	10,238	10,267
1/15	9,838	9,957	9,857
2/15	10,391	10,532	10,334
3/15	10,284	10,401	10,193
4/15	10,384	10,475	10,289
5/15	10,529	10,612	10,412
6/15	10,347	10,413	10,204
7/15	10,441	10,613	10,249
8/15	9,801	9,975	9,639
9/15	9,499	9,702	9,348
10/15	10,228	10,486	10,053
11/15	10,240	10,521	10,091
12/15	10,007	10,332	9,874
1/16	9,515	9,776	9,364
2/16	9,454	9,772	9,362
3/16	10,027	10,453	10,036
4/16	10,229	10,510	10,247
5/16	10,336	10,694	10,406
6/16	10,390	10,718	10,496
7/16	10,687	11,127	10,801
8/16	10,734	11,141	10,884
9/16	10,653	11,150	10,861
10/16	10,512	10,933	10,693
11/16	11,077	11,364	11,304
12/16	11,261	11,577	11,587
1/17	11,338	11,810	11,669
2/17	11,729	12,267	12,089
3/17	11,667	12,275	11,965
4/17	11,701	12,405	11,943
5/17	11,764	12,563	11,931
6/17	11,988	12,651	12,126
7/17	12,093	12,901	12,287
8/17	11,939	12,942	12,144
9/17	12,295	13,217	12,504
10/17	12,435	13,520	12,595
11/17	12,861	13,933	12,980
12/17	13,092	14,088	13,170
1/18	13,736	14,861	13,679
2/18	13,025	14,316	13,026
3/18	12,766	13,991	12,797
4/18	12,863	14,038	12,839
5/18	12,951	14,397	12,915
6/18	13,018	14,490	12,947
7/18	13,595	14,990	13,460
8/18	13,780	15,506	13,659
9/18	13,906	15,565	13,686
10/18	13,114	14,464	12,977
11/18	13,462	14,758	13,364
12/18	12,246	13,414	12,081
1/19	13,066	14,538	13,021
2/19	13,424	15,030	13,438
3/19	13,513	15,292	13,523
4/19	14,041	15,910	14,003
5/19	13,221	14,896	13,102
6/19	14,106	15,942	14,043
7/19	14,325	16,189	14,159
8/19	14,171	15,893	13,743
9/19	14,536	16,168	14,233
10/19	14,674	16,511	14,432
11/19	15,153	17,135	14,878
12/19	15,396	17,629	15,288
1/20	15,001	17,649	14,959
2/20	13,559	16,206	13,510
3/20	11,234	14,065	11,201
4/20	12,504	15,923	12,461
5/20	13,062	16,763	12,888
6/20	12,967	17,134	12,802
7/20	13,439	18,137	13,308
8/20	13,946	19,469	13,858
9/20	13,611	18,757	13,518
10/20	13,448	18,305	13,340
11/20	15,242	20,460	15,135
12/20	15,810	21,325	15,715
1/21	15,585	21,150	15,571
2/21	16,486	21,763	16,512
3/21	17,456	22,586	17,484
4/21	18,193	23,802	18,183
5/21	18,513	23,915	18,607
6/21	18,305	24,514	18,394
7/21	18,349	25,023	18,541
8/21	18,661	25,748	18,909
9/21	18,072	24,565	18,251
10/21	19,172	26,269	19,178
11/21	18,418	25,917	18,502
12/21	19,546	26,967	19,669
1/22	19,161	25,446	19,211
2/22	18,963	24,748	18,988
3/22	19,424	25,583	19,524
4/22	18,315	23,303	18,423
5/22	18,832	23,267	18,781
6/22	17,272	21,319	17,140
7/22	18,343	23,304	18,276
8/22	17,930	22,409	17,732
9/22	16,417	20,336	16,177
10/22	18,193	21,967	17,836
11/22	19,226	23,155	18,950
12/22	18,450	21,809	18,186
1/23	19,198	23,271	19,129
2/23	18,429	22,717	18,454
3/23	18,194	23,436	18,369
4/23	18,573	23,726	18,646
5/23	17,886	23,837	17,927
6/23	19,034	25,447	19,118
7/23	19,741	26,322	19,790
8/23	19,239	25,861	19,256
9/23	18,542	24,646	18,513
10/23	18,071	24,050	17,860
11/23	19,280	26,296	19,207
12/23	20,182	27,595	20,271
1/24	20,276	27,979	20,292
2/24	20,949	29,490	21,041
3/24	21,915	30,436	22,092
4/24	21,075	29,141	21,149
5/24	21,684	30,513	21,819
6/24	21,579	31,523	21,614
7/24	22,388	31,981	22,719
8/24	22,892	32,740	23,328
9/24	23,281	33,440	23,652
10/24	23,165	33,206	23,392

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-3 Shares	28.19%	9.56%	8.76%
Russell 1000 Index	38.07%	15.00%	12.75%
Russell 1000 Value Index	30.98%	10.14%	8.87%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$3,788,486
  Total Number of Portfolio Holdings890
  Portfolio Turnover Rate 41.1%
  Total Advisory Fees Paid (amount in thousands)$22,952

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	94.67%
Investment Companies	5.12%
Other Assets and LiabilitiesFootnote Reference*	0.21%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	19.96%
Consumer, Non-cyclical	17.76%
Industrial	13.43%
Technology	12.34%
Consumer, Cyclical	9.41%
Energy	7.84%
Utilities	6.97%
Communications	3.98%
Basic Materials	2.98%
Exchange-Traded Funds	2.68%
Money Market Funds	2.44%
Other Assets and LiabilitiesFootnote Reference*	0.21%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective September 13, 2024, the Manager contractually agreed to waive management fees in an amount equal to the Fund's acquired fund fees and expenses represented by the Fund's investment in a particular unaffiliated exchange-traded fund that pursues a pure value investment strategy. Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV852ARR3-0

R-4

PPSSX

LargeCap Value Fund III

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about LargeCap Value Fund III (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$122	1.07%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in companies with large market capitalizations at the time of purchase. For this Fund, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell 1000 Value Index ("Index"). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. Over the year, Barrow, Hanley, Mewhinney & Strauss, LLC ("Barrow Hanley") outperformed the Index. Barrow Hanley’s outperformance was due to strong stock selection in the information technology, industrials, and financials sectors. Westwood Management Corp’s ("Westwood") performance was helped by an underweight to the materials sector and stock selection within the consumer discretionary sector. Westwood underperformed the Index due to poor stock selection in the health care, industrials, and consumer staples sectors. Barrow Hanley’s performance was hurt by an overweight to the energy sector, an underweight to the financials sector, and poor stock selection in the consumer discretionary sector.

How did the Fund perform over the last 10 years?

	R-4 shares at net asset value $23,599	Russell 1000 Index $33,206	Russell 1000 Value Index $23,392
10/14	10,000	10,000	10,000
11/14	10,242	10,262	10,205
12/14	10,252	10,238	10,267
1/15	9,836	9,957	9,857
2/15	10,389	10,532	10,334
3/15	10,285	10,401	10,193
4/15	10,396	10,475	10,289
5/15	10,539	10,612	10,412
6/15	10,357	10,413	10,204
7/15	10,448	10,613	10,249
8/15	9,810	9,975	9,639
9/15	9,511	9,702	9,348
10/15	10,246	10,486	10,053
11/15	10,259	10,521	10,091
12/15	10,025	10,332	9,874
1/16	9,534	9,776	9,364
2/16	9,478	9,772	9,362
3/16	10,053	10,453	10,036
4/16	10,256	10,510	10,247
5/16	10,361	10,694	10,406
6/16	10,417	10,718	10,496
7/16	10,712	11,127	10,801
8/16	10,768	11,141	10,884
9/16	10,684	11,150	10,861
10/16	10,550	10,933	10,693
11/16	11,118	11,364	11,304
12/16	11,308	11,577	11,587
1/17	11,381	11,810	11,669
2/17	11,775	12,267	12,089
3/17	11,716	12,275	11,965
4/17	11,753	12,405	11,943
5/17	11,819	12,563	11,931
6/17	12,045	12,651	12,126
7/17	12,147	12,901	12,287
8/17	11,994	12,942	12,144
9/17	12,358	13,217	12,504
10/17	12,497	13,520	12,595
11/17	12,927	13,933	12,980
12/17	13,164	14,088	13,170
1/18	13,809	14,861	13,679
2/18	13,102	14,316	13,026
3/18	12,838	13,991	12,797
4/18	12,939	14,038	12,839
5/18	13,032	14,397	12,915
6/18	13,102	14,490	12,947
7/18	13,685	14,990	13,460
8/18	13,879	15,506	13,659
9/18	14,003	15,565	13,686
10/18	13,211	14,464	12,977
11/18	13,561	14,758	13,364
12/18	12,334	13,414	12,081
1/19	13,167	14,538	13,021
2/19	13,528	15,030	13,438
3/19	13,623	15,292	13,523
4/19	14,156	15,910	14,003
5/19	13,331	14,896	13,102
6/19	14,224	15,942	14,043
7/19	14,448	16,189	14,159
8/19	14,293	15,893	13,743
9/19	14,663	16,168	14,233
10/19	14,809	16,511	14,432
11/19	15,290	17,135	14,878
12/19	15,539	17,629	15,288
1/20	15,147	17,649	14,959
2/20	13,687	16,206	13,510
3/20	11,342	14,065	11,201
4/20	12,628	15,923	12,461
5/20	13,194	16,763	12,888
6/20	13,103	17,134	12,802
7/20	13,577	18,137	13,308
8/20	14,097	19,469	13,858
9/20	13,751	18,757	13,518
10/20	13,596	18,305	13,340
11/20	15,411	20,460	15,135
12/20	15,989	21,325	15,715
1/21	15,758	21,150	15,571
2/21	16,681	21,763	16,512
3/21	17,660	22,586	17,484
4/21	18,407	23,802	18,183
5/21	18,740	23,915	18,607
6/21	18,527	24,514	18,394
7/21	18,574	25,023	18,541
8/21	18,897	25,748	18,909
9/21	18,306	24,565	18,251
10/21	19,423	26,269	19,178
11/21	18,657	25,917	18,502
12/21	19,798	26,967	19,669
1/22	19,415	25,446	19,211
2/22	19,214	24,748	18,988
3/22	19,687	25,583	19,524
4/22	18,569	23,303	18,423
5/22	19,093	23,267	18,781
6/22	17,511	21,319	17,140
7/22	18,609	23,304	18,276
8/22	18,186	22,409	17,732
9/22	16,655	20,336	16,177
10/22	18,458	21,967	17,836
11/22	19,516	23,155	18,950
12/22	18,734	21,809	18,186
1/23	19,498	23,271	19,129
2/23	18,712	22,717	18,454
3/23	18,469	23,436	18,369
4/23	18,856	23,726	18,646
5/23	18,170	23,837	17,927
6/23	19,332	25,447	19,118
7/23	20,051	26,322	19,790
8/23	19,553	25,861	19,256
9/23	18,845	24,646	18,513
10/23	18,369	24,050	17,860
11/23	19,597	26,296	19,207
12/23	20,524	27,595	20,271
1/24	20,626	27,979	20,292
2/24	21,309	29,490	21,041
3/24	22,289	30,436	22,092
4/24	21,446	29,141	21,149
5/24	22,061	30,513	21,819
6/24	21,959	31,523	21,614
7/24	22,790	31,981	22,719
8/24	23,303	32,740	23,328
9/24	23,701	33,440	23,652
10/24	23,599	33,206	23,392

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-4 Shares	28.47%	9.77%	8.97%
Russell 1000 Index	38.07%	15.00%	12.75%
Russell 1000 Value Index	30.98%	10.14%	8.87%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$3,788,486
  Total Number of Portfolio Holdings890
  Portfolio Turnover Rate 41.1%
  Total Advisory Fees Paid (amount in thousands)$22,952

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	94.67%
Investment Companies	5.12%
Other Assets and LiabilitiesFootnote Reference*	0.21%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	19.96%
Consumer, Non-cyclical	17.76%
Industrial	13.43%
Technology	12.34%
Consumer, Cyclical	9.41%
Energy	7.84%
Utilities	6.97%
Communications	3.98%
Basic Materials	2.98%
Exchange-Traded Funds	2.68%
Money Market Funds	2.44%
Other Assets and LiabilitiesFootnote Reference*	0.21%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective September 13, 2024, the Manager contractually agreed to waive management fees in an amount equal to the Fund's acquired fund fees and expenses represented by the Fund's investment in a particular unaffiliated exchange-traded fund that pursues a pure value investment strategy. Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV852ARR4-0

R-5

PPSRX

LargeCap Value Fund III

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about LargeCap Value Fund III (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$109	0.95%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in companies with large market capitalizations at the time of purchase. For this Fund, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell 1000 Value Index ("Index"). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. Over the year, Barrow, Hanley, Mewhinney & Strauss, LLC ("Barrow Hanley") outperformed the Index. Barrow Hanley’s outperformance was due to strong stock selection in the information technology, industrials, and financials sectors. Westwood Management Corp’s ("Westwood") performance was helped by an underweight to the materials sector and stock selection within the consumer discretionary sector. Westwood underperformed the Index due to poor stock selection in the health care, industrials, and consumer staples sectors. Barrow Hanley’s performance was hurt by an overweight to the energy sector, an underweight to the financials sector, and poor stock selection in the consumer discretionary sector.

How did the Fund perform over the last 10 years?

	R-5 shares at net asset value $23,899	Russell 1000 Index $33,206	Russell 1000 Value Index $23,392
10/14	10,000	10,000	10,000
11/14	10,247	10,262	10,205
12/14	10,256	10,238	10,267
1/15	9,842	9,957	9,857
2/15	10,399	10,532	10,334
3/15	10,295	10,401	10,193
4/15	10,399	10,475	10,289
5/15	10,547	10,612	10,412
6/15	10,366	10,413	10,204
7/15	10,463	10,613	10,249
8/15	9,823	9,975	9,639
9/15	9,526	9,702	9,348
10/15	10,256	10,486	10,053
11/15	10,276	10,521	10,091
12/15	10,043	10,332	9,874
1/16	9,548	9,776	9,364
2/16	9,492	9,772	9,362
3/16	10,071	10,453	10,036
4/16	10,280	10,510	10,247
5/16	10,385	10,694	10,406
6/16	10,441	10,718	10,496
7/16	10,740	11,127	10,801
8/16	10,796	11,141	10,884
9/16	10,713	11,150	10,861
10/16	10,573	10,933	10,693
11/16	11,145	11,364	11,304
12/16	11,337	11,577	11,587
1/17	11,416	11,810	11,669
2/17	11,809	12,267	12,089
3/17	11,751	12,275	11,965
4/17	11,794	12,405	11,943
5/17	11,860	12,563	11,931
6/17	12,085	12,651	12,126
7/17	12,194	12,901	12,287
8/17	12,041	12,942	12,144
9/17	12,405	13,217	12,504
10/17	12,543	13,520	12,595
11/17	12,979	13,933	12,980
12/17	13,217	14,088	13,170
1/18	13,868	14,861	13,679
2/18	13,163	14,316	13,026
3/18	12,900	13,991	12,797
4/18	13,000	14,038	12,839
5/18	13,093	14,397	12,915
6/18	13,163	14,490	12,947
7/18	13,752	14,990	13,460
8/18	13,945	15,506	13,659
9/18	14,077	15,565	13,686
10/18	13,279	14,464	12,977
11/18	13,628	14,758	13,364
12/18	12,399	13,414	12,081
1/19	13,239	14,538	13,021
2/19	13,608	15,030	13,438
3/19	13,702	15,292	13,523
4/19	14,233	15,910	14,003
5/19	13,410	14,896	13,102
6/19	14,302	15,942	14,043
7/19	14,534	16,189	14,159
8/19	14,379	15,893	13,743
9/19	14,756	16,168	14,233
10/19	14,902	16,511	14,432
11/19	15,391	17,135	14,878
12/19	15,643	17,629	15,288
1/20	15,251	17,649	14,959
2/20	13,784	16,206	13,510
3/20	11,425	14,065	11,201
4/20	12,718	15,923	12,461
5/20	13,292	16,763	12,888
6/20	13,192	17,134	12,802
7/20	13,675	18,137	13,308
8/20	14,203	19,469	13,858
9/20	13,857	18,757	13,518
10/20	13,702	18,305	13,340
11/20	15,524	20,460	15,135
12/20	16,107	21,325	15,715
1/21	15,885	21,150	15,571
2/21	16,808	21,763	16,512
3/21	17,805	22,586	17,484
4/21	18,562	23,802	18,183
5/21	18,894	23,915	18,607
6/21	18,682	24,514	18,394
7/21	18,737	25,023	18,541
8/21	19,060	25,748	18,909
9/21	18,460	24,565	18,251
10/21	19,587	26,269	19,178
11/21	18,820	25,917	18,502
12/21	19,974	26,967	19,669
1/22	19,592	25,446	19,211
2/22	19,390	24,748	18,988
3/22	19,873	25,583	19,524
4/22	18,746	23,303	18,423
5/22	19,279	23,267	18,781
6/22	17,679	21,319	17,140
7/22	18,786	23,304	18,276
8/22	18,363	22,409	17,732
9/22	16,823	20,336	16,177
10/22	18,645	21,967	17,836
11/22	19,712	23,155	18,950
12/22	18,925	21,809	18,186
1/23	19,699	23,271	19,129
2/23	18,914	22,717	18,454
3/23	18,670	23,436	18,369
4/23	19,069	23,726	18,646
5/23	18,372	23,837	17,927
6/23	19,544	25,447	19,118
7/23	20,274	26,322	19,790
8/23	19,765	25,861	19,256
9/23	19,057	24,646	18,513
10/23	18,582	24,050	17,860
11/23	19,832	26,296	19,207
12/23	20,765	27,595	20,271
1/24	20,867	27,979	20,292
2/24	21,562	29,490	21,041
3/24	22,565	30,436	22,092
4/24	21,699	29,141	21,149
5/24	22,337	30,513	21,819
6/24	22,223	31,523	21,614
7/24	23,078	31,981	22,719
8/24	23,591	32,740	23,328
9/24	24,001	33,440	23,652
10/24	23,899	33,206	23,392

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-5 Shares	28.61%	9.91%	9.10%
Russell 1000 Index	38.07%	15.00%	12.75%
Russell 1000 Value Index	30.98%	10.14%	8.87%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$3,788,486
  Total Number of Portfolio Holdings890
  Portfolio Turnover Rate 41.1%
  Total Advisory Fees Paid (amount in thousands)$22,952

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	94.67%
Investment Companies	5.12%
Other Assets and LiabilitiesFootnote Reference*	0.21%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	19.96%
Consumer, Non-cyclical	17.76%
Industrial	13.43%
Technology	12.34%
Consumer, Cyclical	9.41%
Energy	7.84%
Utilities	6.97%
Communications	3.98%
Basic Materials	2.98%
Exchange-Traded Funds	2.68%
Money Market Funds	2.44%
Other Assets and LiabilitiesFootnote Reference*	0.21%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective September 13, 2024, the Manager contractually agreed to waive management fees in an amount equal to the Fund's acquired fund fees and expenses represented by the Fund's investment in a particular unaffiliated exchange-traded fund that pursues a pure value investment strategy. Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV852ARR5-0

Class A

CMNWX

Principal Capital Appreciation Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal Capital Appreciation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$88	0.74%

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term growth of capital. The Fund invests primarily in equity securities of companies with any market capitalization, but it has a greater exposure to large market capitalization companies than small or medium market capitalization companies. The managers seek to invest in securities of businesses that they believe are trading at a discount to their private market value (i.e., the value of the business if it was sold), have a competitive advantage, and/or that have barriers to entry in their respective industries. Broadcom Inc. (AVGO) aided results as the company benefitted from an AI-driven rally along with other chip makers. KKR & Co Inc (KKR) has raised $108 billion over the trailing one year and S&P Dow Jones Indices (S&P) announced that KKR would be added to the S&P 500 as part of its latest quarterly weighting change, prior to the opening of trading on Monday, June 24, 2024. We view the addition as supportive for the stock in both the near and long-term. Constellation Energy (CEG) reported stronger than expected guidance for revenue growth and earnings. Simply Good Foods (SMPL) detracted from relative performance as investors worried about deteriorating sales trends at Atkins. Marathon Petroleum Corporation (MPC) detracted from relative performance as crack spreads remain weak due to excess supply. Adobe Inc. (ADBE) detracted from relative performance as the investors hoped for a stronger 2024 guide.

How did the Fund perform over the last 10 years?

	Class A shares with maximum sales charge $31,834	Russell 3000 Index $32,298
10/14	9,450	10,000
11/14	9,699	10,242
12/14	9,696	10,242
1/15	9,470	9,957
2/15	10,003	10,534
3/15	9,893	10,427
4/15	9,947	10,474
5/15	10,060	10,619
6/15	9,957	10,441
7/15	10,131	10,616
8/15	9,471	9,975
9/15	9,271	9,684
10/15	9,991	10,449
11/15	10,119	10,507
12/15	9,894	10,291
1/16	9,401	9,711
2/16	9,353	9,707
3/16	9,956	10,391
4/16	9,908	10,455
5/16	10,125	10,642
6/16	10,137	10,664
7/16	10,512	11,087
8/16	10,494	11,116
9/16	10,468	11,133
10/16	10,182	10,892
11/16	10,546	11,380
12/16	10,768	11,602
1/17	10,997	11,820
2/17	11,416	12,260
3/17	11,406	12,268
4/17	11,545	12,398
5/17	11,684	12,525
6/17	11,694	12,638
7/17	11,943	12,876
8/17	11,955	12,901
9/17	12,204	13,216
10/17	12,476	13,504
11/17	12,879	13,914
12/17	12,990	14,053
1/18	13,666	14,794
2/18	13,220	14,249
3/18	12,906	13,963
4/18	12,898	14,016
5/18	13,244	14,412
6/18	13,334	14,506
7/18	13,822	14,987
8/18	14,258	15,514
9/18	14,296	15,539
10/18	13,343	14,395
11/18	13,729	14,683
12/18	12,534	13,317
1/19	13,491	14,460
2/19	13,946	14,968
3/19	14,200	15,187
4/19	14,879	15,793
5/19	14,033	14,771
6/19	14,944	15,809
7/19	15,346	16,044
8/19	15,099	15,717
9/19	15,343	15,993
10/19	15,662	16,337
11/19	16,121	16,958
12/19	16,566	17,447
1/20	16,559	17,428
2/20	15,115	16,002
3/20	13,342	13,801
4/20	14,853	15,629
5/20	15,679	16,465
6/20	15,968	16,841
7/20	17,141	17,797
8/20	18,249	19,087
9/20	17,658	18,392
10/20	17,235	17,995
11/20	18,911	20,184
12/20	19,611	21,092
1/21	19,320	20,998
2/21	19,766	21,654
3/21	20,499	22,431
4/21	21,575	23,587
5/21	21,728	23,695
6/21	22,372	24,279
7/21	22,991	24,689
8/21	23,635	25,393
9/21	22,453	24,254
10/21	24,174	25,894
11/21	24,067	25,500
12/21	25,018	26,504
1/22	23,563	24,945
2/22	22,633	24,317
3/22	23,520	25,105
4/22	21,447	22,852
5/22	21,579	22,822
6/22	19,981	20,912
7/22	21,723	22,874
8/22	20,988	22,021
9/22	19,284	19,979
10/22	20,844	21,617
11/22	22,174	22,745
12/22	20,923	21,414
1/23	22,078	22,888
2/23	21,420	22,353
3/23	22,145	22,951
4/23	22,533	23,196
5/23	22,525	23,286
6/23	23,966	24,876
7/23	24,757	25,768
8/23	24,291	25,270
9/23	23,249	24,067
10/23	22,877	23,429
11/23	24,926	25,613
12/23	26,154	26,972
1/24	26,742	27,271
2/24	28,280	28,747
3/24	29,286	29,674
4/24	28,040	28,369
5/24	29,487	29,709
6/24	30,406	30,629
7/24	30,765	31,198
8/24	31,412	31,877
9/24	32,071	32,537
10/24	31,834	32,298

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	39.15%	15.24%	12.91%
Class A Shares Including Sales Charge	31.50%	13.95%	12.28%
Russell 3000 Index	37.86%	14.60%	12.44%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$4,670,194
  Total Number of Portfolio Holdings97
  Portfolio Turnover Rate 41.4%
  Total Advisory Fees Paid (amount in thousands)$18,150

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.52%
Investment Companies	0.52%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Technology	28.28%
Financial	16.79%
Consumer, Non-cyclical	14.21%
Communications	12.36%
Consumer, Cyclical	10.92%
Industrial	9.86%
Energy	3.21%
Utilities	2.88%
Basic Materials	1.01%
Money Market Funds	0.52%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV827ARA-0

Institutional

PWCIX

Principal Capital Appreciation Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal Capital Appreciation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$54	0.45%

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term growth of capital. The Fund invests primarily in equity securities of companies with any market capitalization, but it has a greater exposure to large market capitalization companies than small or medium market capitalization companies. The managers seek to invest in securities of businesses that they believe are trading at a discount to their private market value (i.e., the value of the business if it was sold), have a competitive advantage, and/or that have barriers to entry in their respective industries. Broadcom Inc. (AVGO) aided results as the company benefitted from an AI-driven rally along with other chip makers. KKR & Co Inc (KKR) has raised $108 billion over the trailing one year and S&P Dow Jones Indices (S&P) announced that KKR would be added to the S&P 500 as part of its latest quarterly weighting change, prior to the opening of trading on Monday, June 24, 2024. We view the addition as supportive for the stock in both the near and long-term. Constellation Energy (CEG) reported stronger than expected guidance for revenue growth and earnings. Simply Good Foods (SMPL) detracted from relative performance as investors worried about deteriorating sales trends at Atkins. Marathon Petroleum Corporation (MPC) detracted from relative performance as crack spreads remain weak due to excess supply. Adobe Inc. (ADBE) detracted from relative performance as the investors hoped for a stronger 2024 guide.

How did the Fund perform over the last 10 years?

	Institutional shares at net asset value $34,871	Russell 3000 Index $32,298
10/14	10,000	10,000
11/14	10,266	10,242
12/14	10,267	10,242
1/15	10,031	9,957
2/15	10,598	10,534
3/15	10,485	10,427
4/15	10,545	10,474
5/15	10,669	10,619
6/15	10,563	10,441
7/15	10,752	10,616
8/15	10,054	9,975
9/15	9,844	9,684
10/15	10,612	10,449
11/15	10,752	10,507
12/15	10,514	10,291
1/16	9,996	9,711
2/16	9,948	9,707
3/16	10,593	10,391
4/16	10,544	10,455
5/16	10,779	10,642
6/16	10,794	10,664
7/16	11,197	11,087
8/16	11,182	11,116
9/16	11,157	11,133
10/16	10,854	10,892
11/16	11,247	11,380
12/16	11,487	11,602
1/17	11,736	11,820
2/17	12,186	12,260
3/17	12,178	12,268
4/17	12,330	12,398
5/17	12,483	12,525
6/17	12,495	12,638
7/17	12,767	12,876
8/17	12,783	12,901
9/17	13,053	13,216
10/17	13,347	13,504
11/17	13,783	13,914
12/17	13,907	14,053
1/18	14,635	14,794
2/18	14,160	14,249
3/18	13,827	13,963
4/18	13,822	14,016
5/18	14,200	14,412
6/18	14,300	14,506
7/18	14,828	14,987
8/18	15,301	15,514
9/18	15,345	15,539
10/18	14,329	14,395
11/18	14,746	14,683
12/18	13,469	13,317
1/19	14,500	14,460
2/19	14,993	14,968
3/19	15,271	15,187
4/19	16,007	15,793
5/19	15,103	14,771
6/19	16,088	15,809
7/19	16,526	16,044
8/19	16,267	15,717
9/19	16,532	15,993
10/19	16,886	16,337
11/19	17,382	16,958
12/19	17,872	17,447
1/20	17,868	17,428
2/20	16,313	16,002
3/20	14,407	13,801
4/20	16,042	15,629
5/20	16,943	16,465
6/20	17,260	16,841
7/20	18,533	17,797
8/20	19,736	19,087
9/20	19,100	18,392
10/20	18,646	17,995
11/20	20,465	20,184
12/20	21,233	21,092
1/21	20,921	20,998
2/21	21,408	21,654
3/21	22,213	22,431
4/21	23,383	23,587
5/21	23,553	23,695
6/21	24,259	24,279
7/21	24,934	24,689
8/21	25,643	25,393
9/21	24,363	24,254
10/21	26,237	25,894
11/21	26,126	25,500
12/21	27,169	26,504
1/22	25,591	24,945
2/22	24,592	24,317
3/22	25,559	25,105
4/22	23,312	22,852
5/22	23,459	22,822
6/22	21,731	20,912
7/22	23,634	22,874
8/22	22,840	22,021
9/22	20,989	19,979
10/22	22,693	21,617
11/22	24,152	22,745
12/22	22,790	21,414
1/23	24,054	22,888
2/23	23,346	22,353
3/23	24,140	22,951
4/23	24,568	23,196
5/23	24,568	23,286
6/23	26,149	24,876
7/23	27,018	25,768
8/23	26,516	25,270
9/23	25,388	24,067
10/23	24,988	23,429
11/23	27,232	25,613
12/23	28,582	26,972
1/24	29,230	27,271
2/24	30,918	28,747
3/24	32,024	29,674
4/24	30,673	28,369
5/24	32,265	29,709
6/24	33,275	30,629
7/24	33,678	31,198
8/24	34,393	31,877
9/24	35,124	32,537
10/24	34,871	32,298

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	39.55%	15.61%	13.30%
Russell 3000 Index	37.86%	14.60%	12.44%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$4,670,194
  Total Number of Portfolio Holdings97
  Portfolio Turnover Rate 41.4%
  Total Advisory Fees Paid (amount in thousands)$18,150

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.52%
Investment Companies	0.52%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Technology	28.28%
Financial	16.79%
Consumer, Non-cyclical	14.21%
Communications	12.36%
Consumer, Cyclical	10.92%
Industrial	9.86%
Energy	3.21%
Utilities	2.88%
Basic Materials	1.01%
Money Market Funds	0.52%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV827ARI-0

R-1

PCAMX

Principal Capital Appreciation Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal Capital Appreciation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$155	1.30%

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term growth of capital. The Fund invests primarily in equity securities of companies with any market capitalization, but it has a greater exposure to large market capitalization companies than small or medium market capitalization companies. The managers seek to invest in securities of businesses that they believe are trading at a discount to their private market value (i.e., the value of the business if it was sold), have a competitive advantage, and/or that have barriers to entry in their respective industries. Broadcom Inc. (AVGO) aided results as the company benefitted from an AI-driven rally along with other chip makers. KKR & Co Inc (KKR) has raised $108 billion over the trailing one year and S&P Dow Jones Indices (S&P) announced that KKR would be added to the S&P 500 as part of its latest quarterly weighting change, prior to the opening of trading on Monday, June 24, 2024. We view the addition as supportive for the stock in both the near and long-term. Constellation Energy (CEG) reported stronger than expected guidance for revenue growth and earnings. Simply Good Foods (SMPL) detracted from relative performance as investors worried about deteriorating sales trends at Atkins. Marathon Petroleum Corporation (MPC) detracted from relative performance as crack spreads remain weak due to excess supply. Adobe Inc. (ADBE) detracted from relative performance as the investors hoped for a stronger 2024 guide.

How did the Fund perform over the last 10 years?

	R-1 shares at net asset value $31,961	Russell 3000 Index $32,298
10/14	10,000	10,000
11/14	10,259	10,242
12/14	10,251	10,242
1/15	10,007	9,957
2/15	10,566	10,534
3/15	10,446	10,427
4/15	10,500	10,474
5/15	10,614	10,619
6/15	10,502	10,441
7/15	10,681	10,616
8/15	9,980	9,975
9/15	9,765	9,684
10/15	10,521	10,449
11/15	10,651	10,507
12/15	10,408	10,291
1/16	9,889	9,711
2/16	9,834	9,707
3/16	10,463	10,391
4/16	10,408	10,455
5/16	10,631	10,642
6/16	10,640	10,664
7/16	11,029	11,087
8/16	11,007	11,116
9/16	10,973	11,133
10/16	10,666	10,892
11/16	11,046	11,380
12/16	11,273	11,602
1/17	11,508	11,820
2/17	11,942	12,260
3/17	11,926	12,268
4/17	12,067	12,398
5/17	12,206	12,525
6/17	12,211	12,638
7/17	12,467	12,876
8/17	12,473	12,901
9/17	12,727	13,216
10/17	13,005	13,504
11/17	13,421	13,914
12/17	13,530	14,053
1/18	14,228	14,794
2/18	13,756	14,249
3/18	13,425	13,963
4/18	13,410	14,016
5/18	13,765	14,412
6/18	13,853	14,506
7/18	14,353	14,987
8/18	14,801	15,514
9/18	14,831	15,539
10/18	13,838	14,395
11/18	14,230	14,683
12/18	12,986	13,317
1/19	13,974	14,460
2/19	14,439	14,968
3/19	14,695	15,187
4/19	15,391	15,793
5/19	14,509	14,771
6/19	15,445	15,809
7/19	15,855	16,044
8/19	15,593	15,717
9/19	15,836	15,993
10/19	16,160	16,337
11/19	16,625	16,958
12/19	17,076	17,447
1/20	17,066	17,428
2/20	15,568	16,002
3/20	13,736	13,801
4/20	15,285	15,629
5/20	16,129	16,465
6/20	16,419	16,841
7/20	17,616	17,797
8/20	18,747	19,087
9/20	18,131	18,392
10/20	17,685	17,995
11/20	19,397	20,184
12/20	20,108	21,092
1/21	19,800	20,998
2/21	20,249	21,654
3/21	20,992	22,431
4/21	22,083	23,587
5/21	22,227	23,695
6/21	22,880	24,279
7/21	23,499	24,689
8/21	24,148	25,393
9/21	22,927	24,254
10/21	24,673	25,894
11/21	24,550	25,500
12/21	25,510	26,504
1/22	24,015	24,945
2/22	23,059	24,317
3/22	23,952	25,105
4/22	21,830	22,852
5/22	21,953	22,822
6/22	20,319	20,912
7/22	22,084	22,874
8/22	21,323	22,021
9/22	19,582	19,979
10/22	21,156	21,617
11/22	22,500	22,745
12/22	21,220	21,414
1/23	22,380	22,888
2/23	21,705	22,353
3/23	22,428	22,951
4/23	22,809	23,196
5/23	22,793	23,286
6/23	24,239	24,876
7/23	25,025	25,768
8/23	24,545	25,270
9/23	23,484	24,067
10/23	23,099	23,429
11/23	25,153	25,613
12/23	26,384	26,972
1/24	26,961	27,271
2/24	28,496	28,747
3/24	29,498	29,674
4/24	28,234	28,369
5/24	29,673	29,709
6/24	30,584	30,629
7/24	30,930	31,198
8/24	31,563	31,877
9/24	32,211	32,537
10/24	31,961	32,298

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-1 Shares	38.36%	14.61%	12.32%
Russell 3000 Index	37.86%	14.60%	12.44%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$4,670,194
  Total Number of Portfolio Holdings97
  Portfolio Turnover Rate 41.4%
  Total Advisory Fees Paid (amount in thousands)$18,150

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.52%
Investment Companies	0.52%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Technology	28.28%
Financial	16.79%
Consumer, Non-cyclical	14.21%
Communications	12.36%
Consumer, Cyclical	10.92%
Industrial	9.86%
Energy	3.21%
Utilities	2.88%
Basic Materials	1.01%
Money Market Funds	0.52%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV827ARR1-0

R-3

PCAOX

Principal Capital Appreciation Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal Capital Appreciation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$118	0.99%

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term growth of capital. The Fund invests primarily in equity securities of companies with any market capitalization, but it has a greater exposure to large market capitalization companies than small or medium market capitalization companies. The managers seek to invest in securities of businesses that they believe are trading at a discount to their private market value (i.e., the value of the business if it was sold), have a competitive advantage, and/or that have barriers to entry in their respective industries. Broadcom Inc. (AVGO) aided results as the company benefitted from an AI-driven rally along with other chip makers. KKR & Co Inc (KKR) has raised $108 billion over the trailing one year and S&P Dow Jones Indices (S&P) announced that KKR would be added to the S&P 500 as part of its latest quarterly weighting change, prior to the opening of trading on Monday, June 24, 2024. We view the addition as supportive for the stock in both the near and long-term. Constellation Energy (CEG) reported stronger than expected guidance for revenue growth and earnings. Simply Good Foods (SMPL) detracted from relative performance as investors worried about deteriorating sales trends at Atkins. Marathon Petroleum Corporation (MPC) detracted from relative performance as crack spreads remain weak due to excess supply. Adobe Inc. (ADBE) detracted from relative performance as the investors hoped for a stronger 2024 guide.

How did the Fund perform over the last 10 years?

	R-3 shares at net asset value $32,966	Russell 3000 Index $32,298
10/14	10,000	10,000
11/14	10,262	10,242
12/14	10,256	10,242
1/15	10,015	9,957
2/15	10,576	10,534
3/15	10,459	10,427
4/15	10,516	10,474
5/15	10,633	10,619
6/15	10,523	10,441
7/15	10,705	10,616
8/15	10,006	9,975
9/15	9,794	9,684
10/15	10,553	10,449
11/15	10,687	10,507
12/15	10,446	10,291
1/16	9,926	9,711
2/16	9,874	9,707
3/16	10,508	10,391
4/16	10,457	10,455
5/16	10,684	10,642
6/16	10,695	10,664
7/16	11,087	11,087
8/16	11,069	11,116
9/16	11,039	11,133
10/16	10,733	10,892
11/16	11,116	11,380
12/16	11,348	11,602
1/17	11,589	11,820
2/17	12,029	12,260
3/17	12,014	12,268
4/17	12,161	12,398
5/17	12,303	12,525
6/17	12,312	12,638
7/17	12,572	12,876
8/17	12,584	12,901
9/17	12,842	13,216
10/17	13,127	13,504
11/17	13,550	13,914
12/17	13,665	14,053
1/18	14,372	14,794
2/18	13,900	14,249
3/18	13,568	13,963
4/18	13,555	14,016
5/18	13,918	14,412
6/18	14,011	14,506
7/18	14,521	14,987
8/18	14,977	15,514
9/18	15,013	15,539
10/18	14,011	14,395
11/18	14,412	14,683
12/18	13,155	13,317
1/19	14,157	14,460
2/19	14,633	14,968
3/19	14,896	15,187
4/19	15,606	15,793
5/19	14,714	14,771
6/19	15,671	15,809
7/19	16,089	16,044
8/19	15,827	15,717
9/19	16,080	15,993
10/19	16,414	16,337
11/19	16,890	16,958
12/19	17,353	17,447
1/20	17,346	17,428
2/20	15,828	16,002
3/20	13,969	13,801
4/20	15,547	15,629
5/20	16,413	16,465
6/20	16,712	16,841
7/20	17,932	17,797
8/20	19,089	19,087
9/20	18,465	18,392
10/20	18,016	17,995
11/20	19,766	20,184
12/20	20,496	21,092
1/21	20,186	20,998
2/21	20,651	21,654
3/21	21,414	22,431
4/21	22,532	23,587
5/21	22,686	23,695
6/21	23,354	24,279
7/21	23,996	24,689
8/21	24,663	25,393
9/21	23,424	24,254
10/21	25,212	25,894
11/21	25,098	25,500
12/21	26,085	26,504
1/22	24,560	24,945
2/22	23,589	24,317
3/22	24,507	25,105
4/22	22,343	22,852
5/22	22,472	22,822
6/22	20,806	20,912
7/22	22,618	22,874
8/22	21,849	22,021
9/22	20,069	19,979
10/22	21,687	21,617
11/22	23,071	22,745
12/22	21,762	21,414
1/23	22,957	22,888
2/23	22,274	22,353
3/23	23,018	22,951
4/23	23,420	23,196
5/23	23,408	23,286
6/23	24,899	24,876
7/23	25,716	25,768
8/23	25,228	25,270
9/23	24,139	24,067
10/23	23,749	23,429
11/23	25,874	25,613
12/23	27,143	26,972
1/24	27,744	27,271
2/24	29,334	28,747
3/24	30,371	29,674
4/24	29,076	28,369
5/24	30,568	29,709
6/24	31,515	30,629
7/24	31,879	31,198
8/24	32,541	31,877
9/24	33,219	32,537
10/24	32,966	32,298

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-3 Shares	38.81%	14.97%	12.67%
Russell 3000 Index	37.86%	14.60%	12.44%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$4,670,194
  Total Number of Portfolio Holdings97
  Portfolio Turnover Rate 41.4%
  Total Advisory Fees Paid (amount in thousands)$18,150

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.52%
Investment Companies	0.52%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Technology	28.28%
Financial	16.79%
Consumer, Non-cyclical	14.21%
Communications	12.36%
Consumer, Cyclical	10.92%
Industrial	9.86%
Energy	3.21%
Utilities	2.88%
Basic Materials	1.01%
Money Market Funds	0.52%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV827ARR3-0

R-4

PCAPX

Principal Capital Appreciation Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal Capital Appreciation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$96	0.80%

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term growth of capital. The Fund invests primarily in equity securities of companies with any market capitalization, but it has a greater exposure to large market capitalization companies than small or medium market capitalization companies. The managers seek to invest in securities of businesses that they believe are trading at a discount to their private market value (i.e., the value of the business if it was sold), have a competitive advantage, and/or that have barriers to entry in their respective industries. Broadcom Inc. (AVGO) aided results as the company benefitted from an AI-driven rally along with other chip makers. KKR & Co Inc (KKR) has raised $108 billion over the trailing one year and S&P Dow Jones Indices (S&P) announced that KKR would be added to the S&P 500 as part of its latest quarterly weighting change, prior to the opening of trading on Monday, June 24, 2024. We view the addition as supportive for the stock in both the near and long-term. Constellation Energy (CEG) reported stronger than expected guidance for revenue growth and earnings. Simply Good Foods (SMPL) detracted from relative performance as investors worried about deteriorating sales trends at Atkins. Marathon Petroleum Corporation (MPC) detracted from relative performance as crack spreads remain weak due to excess supply. Adobe Inc. (ADBE) detracted from relative performance as the investors hoped for a stronger 2024 guide.

How did the Fund perform over the last 10 years?

	R-4 shares at net asset value $33,600	Russell 3000 Index $32,298
10/14	10,000	10,000
11/14	10,264	10,242
12/14	10,259	10,242
1/15	10,020	9,957
2/15	10,584	10,534
3/15	10,469	10,427
4/15	10,525	10,474
5/15	10,646	10,619
6/15	10,538	10,441
7/15	10,720	10,616
8/15	10,024	9,975
9/15	9,811	9,684
10/15	10,573	10,449
11/15	10,710	10,507
12/15	10,471	10,291
1/16	9,950	9,711
2/16	9,900	9,707
3/16	10,539	10,391
4/16	10,486	10,455
5/16	10,716	10,642
6/16	10,729	10,664
7/16	11,125	11,087
8/16	11,108	11,116
9/16	11,080	11,133
10/16	10,774	10,892
11/16	11,161	11,380
12/16	11,396	11,602
1/17	11,639	11,820
2/17	12,083	12,260
3/17	12,070	12,268
4/17	12,219	12,398
5/17	12,365	12,525
6/17	12,375	12,638
7/17	12,638	12,876
8/17	12,653	12,901
9/17	12,914	13,216
10/17	13,202	13,504
11/17	13,630	13,914
12/17	13,748	14,053
1/18	14,463	14,794
2/18	13,989	14,249
3/18	13,655	13,963
4/18	13,646	14,016
5/18	14,014	14,412
6/18	14,109	14,506
7/18	14,627	14,987
8/18	15,087	15,514
9/18	15,125	15,539
10/18	14,118	14,395
11/18	14,525	14,683
12/18	13,262	13,317
1/19	14,275	14,460
2/19	14,754	14,968
3/19	15,025	15,187
4/19	15,743	15,793
5/19	14,844	14,771
6/19	15,811	15,809
7/19	16,235	16,044
8/19	15,973	15,717
9/19	16,232	15,993
10/19	16,571	16,337
11/19	17,053	16,958
12/19	17,528	17,447
1/20	17,521	17,428
2/20	15,990	16,002
3/20	14,113	13,801
4/20	15,710	15,629
5/20	16,589	16,465
6/20	16,894	16,841
7/20	18,130	17,797
8/20	19,304	19,087
9/20	18,677	18,392
10/20	18,225	17,995
11/20	19,997	20,184
12/20	20,740	21,092
1/21	20,430	20,998
2/21	20,898	21,654
3/21	21,676	22,431
4/21	22,811	23,587
5/21	22,973	23,695
6/21	23,655	24,279
7/21	24,304	24,689
8/21	24,986	25,393
9/21	23,733	24,254
10/21	25,554	25,894
11/21	25,436	25,500
12/21	26,442	26,504
1/22	24,903	24,945
2/22	23,921	24,317
3/22	24,858	25,105
4/22	22,664	22,852
5/22	22,801	22,822
6/22	21,112	20,912
7/22	22,955	22,874
8/22	22,179	22,021
9/22	20,372	19,979
10/22	22,021	21,617
11/22	23,427	22,745
12/22	22,102	21,414
1/23	23,322	22,888
2/23	22,631	22,353
3/23	23,391	22,951
4/23	23,798	23,196
5/23	23,790	23,286
6/23	25,311	24,876
7/23	26,149	25,768
8/23	25,657	25,270
9/23	24,554	24,067
10/23	24,160	23,429
11/23	26,323	25,613
12/23	27,619	26,972
1/24	28,238	27,271
2/24	29,859	28,747
3/24	30,919	29,674
4/24	29,605	28,369
5/24	31,132	29,709
6/24	32,098	30,629
7/24	32,474	31,198
8/24	33,158	31,877
9/24	33,850	32,537
10/24	33,600	32,298

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-4 Shares	39.07%	15.19%	12.88%
Russell 3000 Index	37.86%	14.60%	12.44%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$4,670,194
  Total Number of Portfolio Holdings97
  Portfolio Turnover Rate 41.4%
  Total Advisory Fees Paid (amount in thousands)$18,150

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.52%
Investment Companies	0.52%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Technology	28.28%
Financial	16.79%
Consumer, Non-cyclical	14.21%
Communications	12.36%
Consumer, Cyclical	10.92%
Industrial	9.86%
Energy	3.21%
Utilities	2.88%
Basic Materials	1.01%
Money Market Funds	0.52%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV827ARR4-0

R-5

PCAQX

Principal Capital Appreciation Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal Capital Appreciation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$81	0.68%

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term growth of capital. The Fund invests primarily in equity securities of companies with any market capitalization, but it has a greater exposure to large market capitalization companies than small or medium market capitalization companies. The managers seek to invest in securities of businesses that they believe are trading at a discount to their private market value (i.e., the value of the business if it was sold), have a competitive advantage, and/or that have barriers to entry in their respective industries. Broadcom Inc. (AVGO) aided results as the company benefitted from an AI-driven rally along with other chip makers. KKR & Co Inc (KKR) has raised $108 billion over the trailing one year and S&P Dow Jones Indices (S&P) announced that KKR would be added to the S&P 500 as part of its latest quarterly weighting change, prior to the opening of trading on Monday, June 24, 2024. We view the addition as supportive for the stock in both the near and long-term. Constellation Energy (CEG) reported stronger than expected guidance for revenue growth and earnings. Simply Good Foods (SMPL) detracted from relative performance as investors worried about deteriorating sales trends at Atkins. Marathon Petroleum Corporation (MPC) detracted from relative performance as crack spreads remain weak due to excess supply. Adobe Inc. (ADBE) detracted from relative performance as the investors hoped for a stronger 2024 guide.

How did the Fund perform over the last 10 years?

	R-5 shares at net asset value $34,003	Russell 3000 Index $32,298
10/14	10,000	10,000
11/14	10,265	10,242
12/14	10,262	10,242
1/15	10,023	9,957
2/15	10,589	10,534
3/15	10,474	10,427
4/15	10,531	10,474
5/15	10,651	10,619
6/15	10,545	10,441
7/15	10,731	10,616
8/15	10,032	9,975
9/15	9,822	9,684
10/15	10,586	10,449
11/15	10,722	10,507
12/15	10,484	10,291
1/16	9,965	9,711
2/16	9,914	9,707
3/16	10,555	10,391
4/16	10,506	10,455
5/16	10,736	10,642
6/16	10,750	10,664
7/16	11,148	11,087
8/16	11,131	11,116
9/16	11,103	11,133
10/16	10,801	10,892
11/16	11,189	11,380
12/16	11,424	11,602
1/17	11,669	11,820
2/17	12,115	12,260
3/17	12,105	12,268
4/17	12,255	12,398
5/17	12,403	12,525
6/17	12,414	12,638
7/17	12,679	12,876
8/17	12,693	12,901
9/17	12,959	13,216
10/17	13,249	13,504
11/17	13,679	13,914
12/17	13,798	14,053
1/18	14,518	14,794
2/18	14,044	14,249
3/18	13,712	13,963
4/18	13,703	14,016
5/18	14,073	14,412
6/18	14,170	14,506
7/18	14,691	14,987
8/18	15,156	15,514
9/18	15,196	15,539
10/18	14,186	14,395
11/18	14,595	14,683
12/18	13,327	13,317
1/19	14,346	14,460
2/19	14,828	14,968
3/19	15,104	15,187
4/19	15,825	15,793
5/19	14,926	14,771
6/19	15,900	15,809
7/19	16,327	16,044
8/19	16,065	15,717
9/19	16,327	15,993
10/19	16,670	16,337
11/19	17,159	16,958
12/19	17,633	17,447
1/20	17,630	17,428
2/20	16,090	16,002
3/20	14,204	13,801
4/20	15,813	15,629
5/20	16,697	16,465
6/20	17,005	16,841
7/20	18,257	17,797
8/20	19,439	19,087
9/20	18,808	18,392
10/20	18,355	17,995
11/20	20,144	20,184
12/20	20,890	21,092
1/21	20,580	20,998
2/21	21,057	21,654
3/21	21,843	22,431
4/21	22,988	23,587
5/21	23,154	23,695
6/21	23,841	24,279
7/21	24,502	24,689
8/21	25,193	25,393
9/21	23,930	24,254
10/21	25,765	25,894
11/21	25,654	25,500
12/21	26,670	26,504
1/22	25,119	24,945
2/22	24,130	24,317
3/22	25,078	25,105
4/22	22,867	22,852
5/22	23,008	22,822
6/22	21,307	20,912
7/22	23,166	22,874
8/22	22,385	22,021
9/22	20,566	19,979
10/22	22,231	21,617
11/22	23,657	22,745
12/22	22,319	21,414
1/23	23,552	22,888
2/23	22,854	22,353
3/23	23,625	22,951
4/23	24,042	23,196
5/23	24,038	23,286
6/23	25,577	24,876
7/23	26,421	25,768
8/23	25,928	25,270
9/23	24,817	24,067
10/23	24,421	23,429
11/23	26,609	25,613
12/23	27,925	26,972
1/24	28,550	27,271
2/24	30,195	28,747
3/24	31,268	29,674
4/24	29,944	28,369
5/24	31,486	29,709
6/24	32,469	30,629
7/24	32,856	31,198
8/24	33,547	31,877
9/24	34,254	32,537
10/24	34,003	32,298

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-5 Shares	39.24%	15.32%	13.02%
Russell 3000 Index	37.86%	14.60%	12.44%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$4,670,194
  Total Number of Portfolio Holdings97
  Portfolio Turnover Rate 41.4%
  Total Advisory Fees Paid (amount in thousands)$18,150

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.52%
Investment Companies	0.52%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Technology	28.28%
Financial	16.79%
Consumer, Non-cyclical	14.21%
Communications	12.36%
Consumer, Cyclical	10.92%
Industrial	9.86%
Energy	3.21%
Utilities	2.88%
Basic Materials	1.01%
Money Market Funds	0.52%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV827ARR5-0

Institutional

LTINX

Principal LifeTime 2015 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2015 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$2	0.02%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2015. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	Institutional shares at net asset value $16,158	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date 2015 Index $16,518
10/14	10,000	10,000	10,000
11/14	10,097	10,071	10,097
12/14	10,025	10,080	10,040
1/15	10,006	10,292	10,049
2/15	10,278	10,195	10,293
3/15	10,240	10,242	10,256
4/15	10,324	10,206	10,316
5/15	10,352	10,181	10,340
6/15	10,193	10,070	10,189
7/15	10,268	10,140	10,288
8/15	9,922	10,125	9,943
9/15	9,735	10,194	9,808
10/15	10,072	10,196	10,167
11/15	10,053	10,169	10,158
12/15	9,906	10,136	10,024
1/16	9,652	10,275	9,810
2/16	9,631	10,348	9,817
3/16	10,008	10,443	10,214
4/16	10,100	10,483	10,279
5/16	10,151	10,486	10,335
6/16	10,202	10,674	10,414
7/16	10,426	10,742	10,629
8/16	10,457	10,730	10,641
9/16	10,487	10,723	10,668
10/16	10,365	10,641	10,525
11/16	10,365	10,390	10,552
12/16	10,456	10,404	10,680
1/17	10,636	10,425	10,807
2/17	10,805	10,495	10,977
3/17	10,857	10,489	11,025
4/17	10,995	10,570	11,133
5/17	11,121	10,651	11,247
6/17	11,153	10,641	11,280
7/17	11,322	10,687	11,418
8/17	11,385	10,782	11,455
9/17	11,512	10,731	11,567
10/17	11,639	10,737	11,679
11/17	11,745	10,723	11,805
12/17	11,835	10,773	11,898
1/18	12,131	10,649	12,110
2/18	11,778	10,548	11,841
3/18	11,733	10,615	11,791
4/18	11,767	10,536	11,810
5/18	11,824	10,611	11,909
6/18	11,801	10,598	11,906
7/18	11,983	10,601	12,061
8/18	12,063	10,669	12,179
9/18	12,063	10,600	12,156
10/18	11,574	10,517	11,696
11/18	11,642	10,579	11,816
12/18	11,279	10,774	11,461
1/19	11,777	10,888	11,946
2/19	11,951	10,882	12,107
3/19	12,114	11,091	12,251
4/19	12,338	11,094	12,446
5/19	12,114	11,291	12,188
6/19	12,525	11,432	12,593
7/19	12,575	11,458	12,641
8/19	12,612	11,755	12,652
9/19	12,662	11,692	12,748
10/19	12,786	11,727	12,898
11/19	12,936	11,721	13,044
12/19	13,115	11,713	13,226
1/20	13,199	11,938	13,265
2/20	12,890	12,153	12,874
3/20	11,864	12,082	12,014
4/20	12,595	12,297	12,699
5/20	12,960	12,354	12,996
6/20	13,171	12,432	13,188
7/20	13,579	12,617	13,562
8/20	13,874	12,515	13,838
9/20	13,705	12,509	13,659
10/20	13,579	12,453	13,526
11/20	14,338	12,575	14,283
12/20	14,672	12,592	14,586
1/21	14,568	12,502	14,544
2/21	14,716	12,321	14,629
3/21	14,835	12,168	14,752
4/21	15,191	12,264	15,077
5/21	15,310	12,304	15,196
6/21	15,414	12,390	15,308
7/21	15,547	12,529	15,441
8/21	15,681	12,505	15,596
9/21	15,354	12,397	15,288
10/21	15,681	12,393	15,613
11/21	15,473	12,430	15,468
12/21	15,763	12,398	15,754
1/22	15,265	12,131	15,249
2/22	14,992	11,996	15,070
3/22	14,911	11,662	15,032
4/22	14,204	11,220	14,318
5/22	14,269	11,292	14,364
6/22	13,610	11,115	13,736
7/22	14,220	11,387	14,319
8/22	13,819	11,065	13,952
9/22	13,015	10,587	13,155
10/22	13,304	10,450	13,496
11/22	13,883	10,834	14,076
12/22	13,619	10,785	13,838
1/23	14,209	11,117	14,411
2/23	13,896	10,829	14,149
3/23	14,157	11,104	14,429
4/23	14,295	11,172	14,546
5/23	14,105	11,050	14,402
6/23	14,434	11,011	14,706
7/23	14,625	11,003	14,916
8/23	14,451	10,933	14,720
9/23	14,052	10,655	14,314
10/23	13,810	10,487	14,044
11/23	14,573	10,962	14,837
12/23	15,140	11,381	15,412
1/24	15,158	11,350	15,430
2/24	15,304	11,190	15,569
3/24	15,594	11,293	15,830
4/24	15,213	11,008	15,458
5/24	15,558	11,194	15,842
6/24	15,667	11,300	16,018
7/24	15,994	11,564	16,343
8/24	16,249	11,731	16,601
9/24	16,467	11,888	16,861
10/24	16,158	11,593	16,518

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	17.00%	4.79%	4.92%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date 2015 Index	17.62%	5.07%	5.15%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2015 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$236,296
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate 30.8%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	64.19%
Domestic Equity Funds	25.76%
International Equity Funds	9.66%
Specialty Funds	0.41%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV856ARI-0

R-1

LTSGX

Principal LifeTime 2015 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2015 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$96	0.89%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2015. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	R-1 shares at net asset value $14,810	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date 2015 Index $16,518
10/14	10,000	10,000	10,000
11/14	10,091	10,071	10,097
12/14	10,006	10,080	10,040
1/15	9,977	10,292	10,049
2/15	10,254	10,195	10,293
3/15	10,197	10,242	10,256
4/15	10,282	10,206	10,316
5/15	10,292	10,181	10,340
6/15	10,139	10,070	10,189
7/15	10,197	10,140	10,288
8/15	9,844	10,125	9,943
9/15	9,663	10,194	9,808
10/15	9,977	10,196	10,167
11/15	9,949	10,169	10,158
12/15	9,803	10,136	10,024
1/16	9,546	10,275	9,810
2/16	9,515	10,348	9,817
3/16	9,885	10,443	10,214
4/16	9,968	10,483	10,279
5/16	10,009	10,486	10,335
6/16	10,050	10,674	10,414
7/16	10,266	10,742	10,629
8/16	10,286	10,730	10,641
9/16	10,317	10,723	10,668
10/16	10,184	10,641	10,525
11/16	10,173	10,390	10,552
12/16	10,257	10,404	10,680
1/17	10,426	10,425	10,807
2/17	10,585	10,495	10,977
3/17	10,627	10,489	11,025
4/17	10,754	10,570	11,133
5/17	10,881	10,651	11,247
6/17	10,891	10,641	11,280
7/17	11,050	10,687	11,418
8/17	11,103	10,782	11,455
9/17	11,219	10,731	11,567
10/17	11,336	10,737	11,679
11/17	11,431	10,723	11,805
12/17	11,510	10,773	11,898
1/18	11,793	10,649	12,110
2/18	11,442	10,548	11,841
3/18	11,386	10,615	11,791
4/18	11,409	10,536	11,810
5/18	11,465	10,611	11,909
6/18	11,420	10,598	11,906
7/18	11,601	10,601	12,061
8/18	11,668	10,669	12,179
9/18	11,657	10,600	12,156
10/18	11,183	10,517	11,696
11/18	11,239	10,579	11,816
12/18	10,876	10,774	11,461
1/19	11,343	10,888	11,946
2/19	11,514	10,882	12,107
3/19	11,662	11,091	12,251
4/19	11,858	11,094	12,446
5/19	11,637	11,291	12,188
6/19	12,018	11,432	12,593
7/19	12,055	11,458	12,641
8/19	12,079	11,755	12,652
9/19	12,128	11,692	12,748
10/19	12,239	11,727	12,898
11/19	12,374	11,721	13,044
12/19	12,532	11,713	13,226
1/20	12,601	11,938	13,265
2/20	12,298	12,153	12,874
3/20	11,320	12,082	12,014
4/20	12,008	12,297	12,699
5/20	12,353	12,354	12,996
6/20	12,532	12,432	13,188
7/20	12,917	12,617	13,562
8/20	13,179	12,515	13,838
9/20	13,014	12,509	13,659
10/20	12,876	12,453	13,526
11/20	13,592	12,575	14,283
12/20	13,907	12,592	14,586
1/21	13,792	12,502	14,544
2/21	13,922	12,321	14,629
3/21	14,023	12,168	14,752
4/21	14,355	12,264	15,077
5/21	14,456	12,304	15,196
6/21	14,542	12,390	15,308
7/21	14,658	12,529	15,441
8/21	14,773	12,505	15,596
9/21	14,456	12,397	15,288
10/21	14,759	12,393	15,613
11/21	14,542	12,430	15,468
12/21	14,801	12,398	15,754
1/22	14,320	12,131	15,249
2/22	14,072	11,996	15,070
3/22	13,978	11,662	15,032
4/22	13,311	11,220	14,318
5/22	13,358	11,292	14,364
6/22	12,722	11,115	13,736
7/22	13,296	11,387	14,319
8/22	12,908	11,065	13,952
9/22	12,148	10,587	13,155
10/22	12,411	10,450	13,496
11/22	12,939	10,834	14,076
12/22	12,680	10,785	13,838
1/23	13,229	11,117	14,411
2/23	12,929	10,829	14,149
3/23	13,162	11,104	14,429
4/23	13,262	11,172	14,546
5/23	13,096	11,050	14,402
6/23	13,378	11,011	14,706
7/23	13,562	11,003	14,916
8/23	13,378	10,933	14,720
9/23	13,012	10,655	14,314
10/23	12,763	10,487	14,044
11/23	13,462	10,962	14,837
12/23	13,980	11,381	15,412
1/24	13,980	11,350	15,430
2/24	14,119	11,190	15,569
3/24	14,361	11,293	15,830
4/24	14,015	11,008	15,458
5/24	14,309	11,194	15,842
6/24	14,395	11,300	16,018
7/24	14,689	11,564	16,343
8/24	14,914	11,731	16,601
9/24	15,104	11,888	16,861
10/24	14,810	11,593	16,518

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-1 Shares	16.04%	3.89%	4.01%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date 2015 Index	17.62%	5.07%	5.15%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2015 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$236,296
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate 30.8%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	64.19%
Domestic Equity Funds	25.76%
International Equity Funds	9.66%
Specialty Funds	0.41%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV856ARR1-0

R-3

LTAPX

Principal LifeTime 2015 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2015 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$63	0.58%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2015. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	R-3 shares at net asset value $15,274	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date 2015 Index $16,518
10/14	10,000	10,000	10,000
11/14	10,090	10,071	10,097
12/14	10,007	10,080	10,040
1/15	9,988	10,292	10,049
2/15	10,254	10,195	10,293
3/15	10,207	10,242	10,256
4/15	10,292	10,206	10,316
5/15	10,311	10,181	10,340
6/15	10,150	10,070	10,189
7/15	10,216	10,140	10,288
8/15	9,865	10,125	9,943
9/15	9,684	10,194	9,808
10/15	10,007	10,196	10,167
11/15	9,979	10,169	10,158
12/15	9,833	10,136	10,024
1/16	9,575	10,275	9,810
2/16	9,555	10,348	9,817
3/16	9,916	10,443	10,214
4/16	10,008	10,483	10,279
5/16	10,060	10,486	10,335
6/16	10,101	10,674	10,414
7/16	10,318	10,742	10,629
8/16	10,348	10,730	10,641
9/16	10,369	10,723	10,668
10/16	10,245	10,641	10,525
11/16	10,235	10,390	10,552
12/16	10,328	10,404	10,680
1/17	10,498	10,425	10,807
2/17	10,657	10,495	10,977
3/17	10,700	10,489	11,025
4/17	10,827	10,570	11,133
5/17	10,955	10,651	11,247
6/17	10,976	10,641	11,280
7/17	11,146	10,687	11,418
8/17	11,199	10,782	11,455
9/17	11,316	10,731	11,567
10/17	11,433	10,737	11,679
11/17	11,539	10,723	11,805
12/17	11,619	10,773	11,898
1/18	11,904	10,649	12,110
2/18	11,551	10,548	11,841
3/18	11,494	10,615	11,791
4/18	11,528	10,536	11,810
5/18	11,585	10,611	11,909
6/18	11,551	10,598	11,906
7/18	11,733	10,601	12,061
8/18	11,801	10,669	12,179
9/18	11,790	10,600	12,156
10/18	11,311	10,517	11,696
11/18	11,368	10,579	11,816
12/18	11,013	10,774	11,461
1/19	11,497	10,888	11,946
2/19	11,659	10,882	12,107
3/19	11,821	11,091	12,251
4/19	12,019	11,094	12,446
5/19	11,808	11,291	12,188
6/19	12,193	11,432	12,593
7/19	12,231	11,458	12,641
8/19	12,256	11,755	12,652
9/19	12,305	11,692	12,748
10/19	12,430	11,727	12,898
11/19	12,566	11,721	13,044
12/19	12,724	11,713	13,226
1/20	12,808	11,938	13,265
2/20	12,501	12,153	12,874
3/20	11,494	12,082	12,014
4/20	12,207	12,297	12,699
5/20	12,557	12,354	12,996
6/20	12,752	12,432	13,188
7/20	13,144	12,617	13,562
8/20	13,423	12,515	13,838
9/20	13,242	12,509	13,659
10/20	13,116	12,453	13,526
11/20	13,843	12,575	14,283
12/20	14,168	12,592	14,586
1/21	14,065	12,502	14,544
2/21	14,182	12,321	14,629
3/21	14,300	12,168	14,752
4/21	14,638	12,264	15,077
5/21	14,741	12,304	15,196
6/21	14,844	12,390	15,308
7/21	14,961	12,529	15,441
8/21	15,079	12,505	15,596
9/21	14,755	12,397	15,288
10/21	15,064	12,393	15,613
11/21	14,858	12,430	15,468
12/21	15,130	12,398	15,754
1/22	14,638	12,131	15,249
2/22	14,384	11,996	15,070
3/22	14,305	11,662	15,032
4/22	13,607	11,220	14,318
5/22	13,671	11,292	14,364
6/22	13,020	11,115	13,736
7/22	13,607	11,387	14,319
8/22	13,211	11,065	13,952
9/22	12,449	10,587	13,155
10/22	12,719	10,450	13,496
11/22	13,258	10,834	14,076
12/22	12,991	10,785	13,838
1/23	13,570	11,117	14,411
2/23	13,263	10,829	14,149
3/23	13,502	11,104	14,429
4/23	13,621	11,172	14,546
5/23	13,434	11,050	14,402
6/23	13,741	11,011	14,706
7/23	13,911	11,003	14,916
8/23	13,741	10,933	14,720
9/23	13,366	10,655	14,314
10/23	13,127	10,487	14,044
11/23	13,843	10,962	14,837
12/23	14,367	11,381	15,412
1/24	14,385	11,350	15,430
2/24	14,527	11,190	15,569
3/24	14,776	11,293	15,830
4/24	14,420	11,008	15,458
5/24	14,740	11,194	15,842
6/24	14,829	11,300	16,018
7/24	15,132	11,564	16,343
8/24	15,363	11,731	16,601
9/24	15,558	11,888	16,861
10/24	15,274	11,593	16,518

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-3 Shares	16.35%	4.21%	4.33%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date 2015 Index	17.62%	5.07%	5.15%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2015 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$236,296
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate 30.8%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	64.19%
Domestic Equity Funds	25.76%
International Equity Funds	9.66%
Specialty Funds	0.41%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV856ARR3-0

R-4

LTSLX

Principal LifeTime 2015 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2015 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$42	0.39%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2015. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	R-4 shares at net asset value $15,576	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date 2015 Index $16,518
10/14	10,000	10,000	10,000
11/14	10,099	10,071	10,097
12/14	10,013	10,080	10,040
1/15	9,994	10,292	10,049
2/15	10,269	10,195	10,293
3/15	10,221	10,242	10,256
4/15	10,307	10,206	10,316
5/15	10,325	10,181	10,340
6/15	10,174	10,070	10,189
7/15	10,240	10,140	10,288
8/15	9,890	10,125	9,943
9/15	9,701	10,194	9,808
10/15	10,032	10,196	10,167
11/15	10,004	10,169	10,158
12/15	9,863	10,136	10,024
1/16	9,607	10,275	9,810
2/16	9,586	10,348	9,817
3/16	9,956	10,443	10,214
4/16	10,038	10,483	10,279
5/16	10,089	10,486	10,335
6/16	10,131	10,674	10,414
7/16	10,357	10,742	10,629
8/16	10,387	10,730	10,641
9/16	10,418	10,723	10,668
10/16	10,295	10,641	10,525
11/16	10,285	10,390	10,552
12/16	10,377	10,404	10,680
1/17	10,547	10,425	10,807
2/17	10,706	10,495	10,977
3/17	10,759	10,489	11,025
4/17	10,887	10,570	11,133
5/17	11,014	10,651	11,247
6/17	11,035	10,641	11,280
7/17	11,205	10,687	11,418
8/17	11,269	10,782	11,455
9/17	11,385	10,731	11,567
10/17	11,502	10,737	11,679
11/17	11,608	10,723	11,805
12/17	11,700	10,773	11,898
1/18	11,985	10,649	12,110
2/18	11,632	10,548	11,841
3/18	11,587	10,615	11,791
4/18	11,609	10,536	11,810
5/18	11,666	10,611	11,909
6/18	11,632	10,598	11,906
7/18	11,814	10,601	12,061
8/18	11,894	10,669	12,179
9/18	11,894	10,600	12,156
10/18	11,404	10,517	11,696
11/18	11,473	10,579	11,816
12/18	11,115	10,774	11,461
1/19	11,587	10,888	11,946
2/19	11,761	10,882	12,107
3/19	11,923	11,091	12,251
4/19	12,134	11,094	12,446
5/19	11,910	11,291	12,188
6/19	12,308	11,432	12,593
7/19	12,346	11,458	12,641
8/19	12,383	11,755	12,652
9/19	12,433	11,692	12,748
10/19	12,557	11,727	12,898
11/19	12,694	11,721	13,044
12/19	12,865	11,713	13,226
1/20	12,935	11,938	13,265
2/20	12,627	12,153	12,874
3/20	11,619	12,082	12,014
4/20	12,333	12,297	12,699
5/20	12,697	12,354	12,996
6/20	12,893	12,432	13,188
7/20	13,285	12,617	13,562
8/20	13,579	12,515	13,838
9/20	13,411	12,509	13,659
10/20	13,271	12,453	13,526
11/20	14,013	12,575	14,283
12/20	14,334	12,592	14,586
1/21	14,231	12,502	14,544
2/21	14,364	12,321	14,629
3/21	14,482	12,168	14,752
4/21	14,821	12,264	15,077
5/21	14,939	12,304	15,196
6/21	15,042	12,390	15,308
7/21	15,159	12,529	15,441
8/21	15,292	12,505	15,596
9/21	14,968	12,397	15,288
10/21	15,277	12,393	15,613
11/21	15,071	12,430	15,468
12/21	15,343	12,398	15,754
1/22	14,850	12,131	15,249
2/22	14,595	11,996	15,070
3/22	14,516	11,662	15,032
4/22	13,815	11,220	14,318
5/22	13,863	11,292	14,364
6/22	13,226	11,115	13,736
7/22	13,815	11,387	14,319
8/22	13,417	11,065	13,952
9/22	12,638	10,587	13,155
10/22	12,908	10,450	13,496
11/22	13,481	10,834	14,076
12/22	13,211	10,785	13,838
1/23	13,794	11,117	14,411
2/23	13,485	10,829	14,149
3/23	13,725	11,104	14,429
4/23	13,845	11,172	14,546
5/23	13,674	11,050	14,402
6/23	13,965	11,011	14,706
7/23	14,154	11,003	14,916
8/23	13,982	10,933	14,720
9/23	13,588	10,655	14,314
10/23	13,348	10,487	14,044
11/23	14,085	10,962	14,837
12/23	14,627	11,381	15,412
1/24	14,645	11,350	15,430
2/24	14,788	11,190	15,569
3/24	15,057	11,293	15,830
4/24	14,681	11,008	15,458
5/24	15,021	11,194	15,842
6/24	15,110	11,300	16,018
7/24	15,415	11,564	16,343
8/24	15,665	11,731	16,601
9/24	15,880	11,888	16,861
10/24	15,576	11,593	16,518

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-4 Shares	16.69%	4.40%	4.53%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date 2015 Index	17.62%	5.07%	5.15%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2015 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$236,296
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate 30.8%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	64.19%
Domestic Equity Funds	25.76%
International Equity Funds	9.66%
Specialty Funds	0.41%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV856ARR4-0

R-5

LTPFX

Principal LifeTime 2015 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2015 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$29	0.27%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2015. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	R-5 shares at net asset value $15,759	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date 2015 Index $16,518
10/14	10,000	10,000	10,000
11/14	10,098	10,071	10,097
12/14	10,019	10,080	10,040
1/15	10,000	10,292	10,049
2/15	10,274	10,195	10,293
3/15	10,227	10,242	10,256
4/15	10,312	10,206	10,316
5/15	10,331	10,181	10,340
6/15	10,179	10,070	10,189
7/15	10,245	10,140	10,288
8/15	9,896	10,125	9,943
9/15	9,716	10,194	9,808
10/15	10,038	10,196	10,167
11/15	10,019	10,169	10,158
12/15	9,872	10,136	10,024
1/16	9,615	10,275	9,810
2/16	9,595	10,348	9,817
3/16	9,965	10,443	10,214
4/16	10,057	10,483	10,279
5/16	10,108	10,486	10,335
6/16	10,160	10,674	10,414
7/16	10,375	10,742	10,629
8/16	10,406	10,730	10,641
9/16	10,437	10,723	10,668
10/16	10,314	10,641	10,525
11/16	10,304	10,390	10,552
12/16	10,400	10,404	10,680
1/17	10,580	10,425	10,807
2/17	10,740	10,495	10,977
3/17	10,782	10,489	11,025
4/17	10,920	10,570	11,133
5/17	11,048	10,651	11,247
6/17	11,069	10,641	11,280
7/17	11,239	10,687	11,418
8/17	11,303	10,782	11,455
9/17	11,419	10,731	11,567
10/17	11,547	10,737	11,679
11/17	11,653	10,723	11,805
12/17	11,745	10,773	11,898
1/18	12,030	10,649	12,110
2/18	11,676	10,548	11,841
3/18	11,631	10,615	11,791
4/18	11,665	10,536	11,810
5/18	11,722	10,611	11,909
6/18	11,688	10,598	11,906
7/18	11,870	10,601	12,061
8/18	11,939	10,669	12,179
9/18	11,939	10,600	12,156
10/18	11,459	10,517	11,696
11/18	11,528	10,579	11,816
12/18	11,168	10,774	11,461
1/19	11,643	10,888	11,946
2/19	11,830	10,882	12,107
3/19	11,980	11,091	12,251
4/19	12,193	11,094	12,446
5/19	11,980	11,291	12,188
6/19	12,380	11,432	12,593
7/19	12,417	11,458	12,641
8/19	12,455	11,755	12,652
9/19	12,505	11,692	12,748
10/19	12,630	11,727	12,898
11/19	12,767	11,721	13,044
12/19	12,934	11,713	13,226
1/20	13,018	11,938	13,265
2/20	12,709	12,153	12,874
3/20	11,695	12,082	12,014
4/20	12,413	12,297	12,699
5/20	12,779	12,354	12,996
6/20	12,976	12,432	13,188
7/20	13,384	12,617	13,562
8/20	13,666	12,515	13,838
9/20	13,497	12,509	13,659
10/20	13,370	12,453	13,526
11/20	14,116	12,575	14,283
12/20	14,445	12,592	14,586
1/21	14,341	12,502	14,544
2/21	14,474	12,321	14,629
3/21	14,593	12,168	14,752
4/21	14,934	12,264	15,077
5/21	15,053	12,304	15,196
6/21	15,157	12,390	15,308
7/21	15,290	12,529	15,441
8/21	15,409	12,505	15,596
9/21	15,083	12,397	15,288
10/21	15,409	12,393	15,613
11/21	15,186	12,430	15,468
12/21	15,466	12,398	15,754
1/22	14,984	12,131	15,249
2/22	14,728	11,996	15,070
3/22	14,648	11,662	15,032
4/22	13,942	11,220	14,318
5/22	13,990	11,292	14,364
6/22	13,348	11,115	13,736
7/22	13,942	11,387	14,319
8/22	13,541	11,065	13,952
9/22	12,754	10,587	13,155
10/22	13,043	10,450	13,496
11/22	13,605	10,834	14,076
12/22	13,337	10,785	13,838
1/23	13,925	11,117	14,411
2/23	13,614	10,829	14,149
3/23	13,856	11,104	14,429
4/23	13,977	11,172	14,546
5/23	13,804	11,050	14,402
6/23	14,115	11,011	14,706
7/23	14,305	11,003	14,916
8/23	14,132	10,933	14,720
9/23	13,735	10,655	14,314
10/23	13,492	10,487	14,044
11/23	14,236	10,962	14,837
12/23	14,782	11,381	15,412
1/24	14,800	11,350	15,430
2/24	14,945	11,190	15,569
3/24	15,216	11,293	15,830
4/24	14,854	11,008	15,458
5/24	15,180	11,194	15,842
6/24	15,289	11,300	16,018
7/24	15,596	11,564	16,343
8/24	15,850	11,731	16,601
9/24	16,067	11,888	16,861
10/24	15,759	11,593	16,518

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-5 Shares	16.80%	4.53%	4.65%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date 2015 Index	17.62%	5.07%	5.15%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2015 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$236,296
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate 30.8%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	64.19%
Domestic Equity Funds	25.76%
International Equity Funds	9.66%
Specialty Funds	0.41%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV856ARR5-0

Class A

PTBAX

Principal LifeTime 2020 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2020 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.33%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2020. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	Class A shares with maximum sales charge $15,891	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date 2020 Index $17,148
10/14	9,627	10,000	10,000
11/14	9,730	10,071	10,106
12/14	9,656	10,080	10,040
1/15	9,615	10,292	10,024
2/15	9,921	10,195	10,320
3/15	9,866	10,242	10,275
4/15	9,955	10,206	10,347
5/15	9,982	10,181	10,382
6/15	9,819	10,070	10,219
7/15	9,900	10,140	10,325
8/15	9,499	10,125	9,926
9/15	9,309	10,194	9,762
10/15	9,683	10,196	10,178
11/15	9,662	10,169	10,173
12/15	9,508	10,136	10,021
1/16	9,192	10,275	9,755
2/16	9,162	10,348	9,749
3/16	9,575	10,443	10,198
4/16	9,670	10,483	10,268
5/16	9,729	10,486	10,334
6/16	9,751	10,674	10,400
7/16	10,002	10,742	10,645
8/16	10,024	10,730	10,660
9/16	10,053	10,723	10,690
10/16	9,906	10,641	10,532
11/16	9,921	10,390	10,596
12/16	10,023	10,404	10,745
1/17	10,213	10,425	10,889
2/17	10,388	10,495	11,081
3/17	10,441	10,489	11,139
4/17	10,578	10,570	11,256
5/17	10,723	10,651	11,382
6/17	10,746	10,641	11,423
7/17	10,936	10,687	11,576
8/17	10,989	10,782	11,608
9/17	11,126	10,731	11,744
10/17	11,271	10,737	11,872
11/17	11,400	10,723	12,019
12/17	11,487	10,773	12,120
1/18	11,832	10,649	12,377
2/18	11,447	10,548	12,074
3/18	11,375	10,615	12,008
4/18	11,423	10,536	12,035
5/18	11,479	10,611	12,148
6/18	11,447	10,598	12,139
7/18	11,656	10,601	12,317
8/18	11,744	10,669	12,441
9/18	11,744	10,600	12,422
10/18	11,159	10,517	11,901
11/18	11,239	10,579	12,031
12/18	10,785	10,774	11,616
1/19	11,342	10,888	12,153
2/19	11,547	10,882	12,337
3/19	11,701	11,091	12,481
4/19	11,950	11,094	12,702
5/19	11,650	11,291	12,388
6/19	12,104	11,432	12,840
7/19	12,147	11,458	12,890
8/19	12,147	11,755	12,873
9/19	12,224	11,692	12,990
10/19	12,361	11,727	13,159
11/19	12,532	11,721	13,325
12/19	12,726	11,713	13,535
1/20	12,781	11,938	13,553
2/20	12,373	12,153	13,085
3/20	11,242	12,082	12,107
4/20	12,021	12,297	12,862
5/20	12,420	12,354	13,193
6/20	12,624	12,432	13,396
7/20	13,060	12,617	13,789
8/20	13,403	12,515	14,096
9/20	13,208	12,509	13,897
10/20	13,050	12,453	13,756
11/20	13,922	12,575	14,589
12/20	14,292	12,592	14,921
1/21	14,175	12,502	14,875
2/21	14,381	12,321	14,992
3/21	14,537	12,168	15,139
4/21	14,929	12,264	15,488
5/21	15,056	12,304	15,613
6/21	15,173	12,390	15,729
7/21	15,311	12,529	15,857
8/21	15,457	12,505	16,040
9/21	15,076	12,397	15,692
10/21	15,467	12,393	16,068
11/21	15,222	12,430	15,889
12/21	15,550	12,398	16,228
1/22	15,006	12,131	15,665
2/22	14,717	11,996	15,471
3/22	14,664	11,662	15,463
4/22	13,895	11,220	14,675
5/22	13,959	11,292	14,727
6/22	13,254	11,115	14,020
7/22	13,895	11,387	14,657
8/22	13,468	11,065	14,252
9/22	12,624	10,587	13,378
10/22	12,966	10,450	13,750
11/22	13,574	10,834	14,412
12/22	13,263	10,785	14,149
1/23	13,893	11,117	14,796
2/23	13,566	10,829	14,494
3/23	13,811	11,104	14,790
4/23	13,951	11,172	14,921
5/23	13,765	11,050	14,754
6/23	14,127	11,011	15,122
7/23	14,348	11,003	15,371
8/23	14,150	10,933	15,151
9/23	13,718	10,655	14,709
10/23	13,449	10,487	14,410
11/23	14,243	10,962	15,273
12/23	14,827	11,381	15,892
1/24	14,840	11,350	15,910
2/24	15,047	11,190	16,105
3/24	15,341	11,293	16,401
4/24	14,937	11,008	15,995
5/24	15,304	11,194	16,419
6/24	15,402	11,300	16,610
7/24	15,720	11,564	16,954
8/24	15,989	11,731	17,233
9/24	16,209	11,888	17,511
10/24	15,891	11,593	17,148

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	18.15%	5.15%	5.14%
Class A Shares Including Sales Charge	13.71%	4.35%	4.74%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date 2020 Index	19.00%	5.44%	5.54%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2020 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,324,939
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate 27.4%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	56.96%
Domestic Equity Funds	30.94%
International Equity Funds	11.71%
Specialty Funds	0.40%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV857ARA-0

Class J

PLFJX

Principal LifeTime 2020 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2020 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$16	0.15%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2020. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	Class J shares with maximum sales charge $16,814	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date 2020 Index $17,148
10/14	10,000	10,000	10,000
11/14	10,101	10,071	10,106
12/14	10,031	10,080	10,040
1/15	9,988	10,292	10,024
2/15	10,309	10,195	10,320
3/15	10,252	10,242	10,275
4/15	10,338	10,206	10,347
5/15	10,373	10,181	10,382
6/15	10,202	10,070	10,219
7/15	10,288	10,140	10,325
8/15	9,874	10,125	9,926
9/15	9,674	10,194	9,762
10/15	10,059	10,196	10,178
11/15	10,045	10,169	10,173
12/15	9,888	10,136	10,021
1/16	9,563	10,275	9,755
2/16	9,524	10,348	9,749
3/16	9,958	10,443	10,198
4/16	10,058	10,483	10,268
5/16	10,120	10,486	10,334
6/16	10,151	10,674	10,400
7/16	10,407	10,742	10,645
8/16	10,438	10,730	10,660
9/16	10,469	10,723	10,690
10/16	10,314	10,641	10,532
11/16	10,329	10,390	10,596
12/16	10,441	10,404	10,745
1/17	10,634	10,425	10,889
2/17	10,826	10,495	11,081
3/17	10,874	10,489	11,139
4/17	11,027	10,570	11,256
5/17	11,179	10,651	11,382
6/17	11,203	10,641	11,423
7/17	11,404	10,687	11,576
8/17	11,468	10,782	11,608
9/17	11,612	10,731	11,744
10/17	11,757	10,737	11,872
11/17	11,893	10,723	12,019
12/17	11,986	10,773	12,120
1/18	12,350	10,649	12,377
2/18	11,952	10,548	12,074
3/18	11,876	10,615	12,008
4/18	11,926	10,536	12,035
5/18	11,994	10,611	12,148
6/18	11,960	10,598	12,139
7/18	12,181	10,601	12,317
8/18	12,274	10,669	12,441
9/18	12,274	10,600	12,422
10/18	11,672	10,517	11,901
11/18	11,749	10,579	12,031
12/18	11,279	10,774	11,616
1/19	11,860	10,888	12,153
2/19	12,078	10,882	12,337
3/19	12,241	11,091	12,481
4/19	12,505	11,094	12,702
5/19	12,196	11,291	12,388
6/19	12,677	11,432	12,840
7/19	12,723	11,458	12,890
8/19	12,723	11,755	12,873
9/19	12,804	11,692	12,990
10/19	12,950	11,727	13,159
11/19	13,131	11,721	13,325
12/19	13,344	11,713	13,535
1/20	13,393	11,938	13,553
2/20	12,979	12,153	13,085
3/20	11,785	12,082	12,107
4/20	12,604	12,297	12,862
5/20	13,028	12,354	13,193
6/20	13,245	12,432	13,396
7/20	13,699	12,617	13,789
8/20	14,073	12,515	14,096
9/20	13,856	12,509	13,897
10/20	13,708	12,453	13,756
11/20	14,616	12,575	14,589
12/20	15,018	12,592	14,921
1/21	14,893	12,502	14,875
2/21	15,101	12,321	14,992
3/21	15,268	12,168	15,139
4/21	15,696	12,264	15,488
5/21	15,822	12,304	15,613
6/21	15,947	12,390	15,729
7/21	16,093	12,529	15,857
8/21	16,249	12,505	16,040
9/21	15,853	12,397	15,692
10/21	16,270	12,393	16,068
11/21	16,009	12,430	15,889
12/21	16,354	12,398	16,228
1/22	15,795	12,131	15,665
2/22	15,486	11,996	15,471
3/22	15,429	11,662	15,463
4/22	14,618	11,220	14,675
5/22	14,698	11,292	14,727
6/22	13,956	11,115	14,020
7/22	14,630	11,387	14,657
8/22	14,184	11,065	14,252
9/22	13,293	10,587	13,378
10/22	13,659	10,450	13,750
11/22	14,310	10,834	14,412
12/22	13,980	10,785	14,149
1/23	14,644	11,117	14,796
2/23	14,305	10,829	14,494
3/23	14,568	11,104	14,790
4/23	14,706	11,172	14,921
5/23	14,518	11,050	14,754
6/23	14,907	11,011	15,122
7/23	15,132	11,003	15,371
8/23	14,932	10,933	15,151
9/23	14,481	10,655	14,709
10/23	14,193	10,487	14,410
11/23	15,044	10,962	15,273
12/23	15,656	11,381	15,892
1/24	15,682	11,350	15,910
2/24	15,893	11,190	16,105
3/24	16,208	11,293	16,401
4/24	15,787	11,008	15,995
5/24	16,169	11,194	16,419
6/24	16,287	11,300	16,610
7/24	16,616	11,564	16,954
8/24	16,906	11,731	17,233
9/24	17,143	11,888	17,511
10/24	16,814	11,593	17,148

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	18.47%	5.36%	5.33%
Class J Shares Including Sales Charge	17.47%	5.36%	5.33%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date 2020 Index	19.00%	5.44%	5.54%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2020 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,324,939
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate 27.4%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	56.96%
Domestic Equity Funds	30.94%
International Equity Funds	11.71%
Specialty Funds	0.40%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV857ARJ-0

Institutional

PLWIX

Principal LifeTime 2020 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2020 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$1	0.01%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2020. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	Institutional shares at net asset value $17,107	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date 2020 Index $17,148
10/14	10,000	10,000	10,000
11/14	10,107	10,071	10,106
12/14	10,038	10,080	10,040
1/15	9,995	10,292	10,024
2/15	10,315	10,195	10,320
3/15	10,266	10,242	10,275
4/15	10,358	10,206	10,347
5/15	10,394	10,181	10,382
6/15	10,223	10,070	10,219
7/15	10,315	10,140	10,325
8/15	9,903	10,125	9,926
9/15	9,704	10,194	9,762
10/15	10,095	10,196	10,178
11/15	10,074	10,169	10,173
12/15	9,920	10,136	10,021
1/16	9,595	10,275	9,755
2/16	9,564	10,348	9,749
3/16	9,997	10,443	10,198
4/16	10,098	10,483	10,268
5/16	10,160	10,486	10,334
6/16	10,191	10,674	10,400
7/16	10,454	10,742	10,645
8/16	10,485	10,730	10,660
9/16	10,516	10,723	10,690
10/16	10,369	10,641	10,532
11/16	10,384	10,390	10,596
12/16	10,499	10,404	10,745
1/17	10,691	10,425	10,889
2/17	10,884	10,495	11,081
3/17	10,940	10,489	11,139
4/17	11,093	10,570	11,256
5/17	11,237	10,651	11,382
6/17	11,269	10,641	11,423
7/17	11,470	10,687	11,576
8/17	11,534	10,782	11,608
9/17	11,687	10,731	11,744
10/17	11,831	10,737	11,872
11/17	11,968	10,723	12,019
12/17	12,070	10,773	12,120
1/18	12,435	10,649	12,377
2/18	12,036	10,548	12,074
3/18	11,968	10,615	12,008
4/18	12,019	10,536	12,035
5/18	12,079	10,611	12,148
6/18	12,053	10,598	12,139
7/18	12,274	10,601	12,317
8/18	12,367	10,669	12,441
9/18	12,367	10,600	12,422
10/18	11,765	10,517	11,901
11/18	11,850	10,579	12,031
12/18	11,381	10,774	11,616
1/19	11,965	10,888	12,153
2/19	12,183	10,882	12,337
3/19	12,347	11,091	12,481
4/19	12,621	11,094	12,702
5/19	12,311	11,291	12,388
6/19	12,794	11,432	12,840
7/19	12,839	11,458	12,890
8/19	12,839	11,755	12,873
9/19	12,931	11,692	12,990
10/19	13,076	11,727	13,159
11/19	13,259	11,721	13,325
12/19	13,473	11,713	13,535
1/20	13,533	11,938	13,553
2/20	13,107	12,153	13,085
3/20	11,908	12,082	12,107
4/20	12,740	12,297	12,862
5/20	13,166	12,354	13,193
6/20	13,394	12,432	13,396
7/20	13,850	12,617	13,789
8/20	14,226	12,515	14,096
9/20	14,018	12,509	13,897
10/20	13,860	12,453	13,756
11/20	14,781	12,575	14,589
12/20	15,185	12,592	14,921
1/21	15,069	12,502	14,875
2/21	15,279	12,321	14,992
3/21	15,447	12,168	15,139
4/21	15,877	12,264	15,488
5/21	16,014	12,304	15,613
6/21	16,140	12,390	15,729
7/21	16,287	12,529	15,857
8/21	16,454	12,505	16,040
9/21	16,056	12,397	15,692
10/21	16,475	12,393	16,068
11/21	16,224	12,430	15,889
12/21	16,565	12,398	16,228
1/22	16,001	12,131	15,665
2/22	15,703	11,996	15,471
3/22	15,645	11,662	15,463
4/22	14,829	11,220	14,675
5/22	14,898	11,292	14,727
6/22	14,151	11,115	14,020
7/22	14,840	11,387	14,657
8/22	14,392	11,065	14,252
9/22	13,495	10,587	13,378
10/22	13,863	10,450	13,750
11/22	14,519	10,834	14,412
12/22	14,188	10,785	14,149
1/23	14,870	11,117	14,796
2/23	14,516	10,829	14,494
3/23	14,794	11,104	14,790
4/23	14,933	11,172	14,921
5/23	14,743	11,050	14,754
6/23	15,135	11,011	15,122
7/23	15,375	11,003	15,371
8/23	15,160	10,933	15,151
9/23	14,706	10,655	14,709
10/23	14,428	10,487	14,410
11/23	15,286	10,962	15,273
12/23	15,926	11,381	15,892
1/24	15,939	11,350	15,910
2/24	16,164	11,190	16,105
3/24	16,483	11,293	16,401
4/24	16,058	11,008	15,995
5/24	16,456	11,194	16,419
6/24	16,563	11,300	16,610
7/24	16,908	11,564	16,954
8/24	17,200	11,731	17,233
9/24	17,438	11,888	17,511
10/24	17,107	11,593	17,148

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	18.57%	5.52%	5.52%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date 2020 Index	19.00%	5.44%	5.54%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2020 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,324,939
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate 27.4%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	56.96%
Domestic Equity Funds	30.94%
International Equity Funds	11.71%
Specialty Funds	0.40%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV857ARI-0

R-1

PWASX

Principal LifeTime 2020 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2020 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$96	0.88%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2020. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	R-1 shares at net asset value $15,672	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date 2020 Index $17,148
10/14	10,000	10,000	10,000
11/14	10,101	10,071	10,106
12/14	10,020	10,080	10,040
1/15	9,977	10,292	10,024
2/15	10,290	10,195	10,320
3/15	10,226	10,242	10,275
4/15	10,312	10,206	10,347
5/15	10,340	10,181	10,382
6/15	10,162	10,070	10,219
7/15	10,248	10,140	10,325
8/15	9,827	10,125	9,926
9/15	9,621	10,194	9,762
10/15	10,005	10,196	10,178
11/15	9,977	10,169	10,173
12/15	9,819	10,136	10,021
1/16	9,489	10,275	9,755
2/16	9,450	10,348	9,749
3/16	9,873	10,443	10,198
4/16	9,965	10,483	10,268
5/16	10,019	10,486	10,334
6/16	10,042	10,674	10,400
7/16	10,295	10,742	10,645
8/16	10,318	10,730	10,660
9/16	10,342	10,723	10,690
10/16	10,188	10,641	10,532
11/16	10,196	10,390	10,596
12/16	10,296	10,404	10,745
1/17	10,486	10,425	10,889
2/17	10,659	10,495	11,081
3/17	10,707	10,489	11,139
4/17	10,849	10,570	11,256
5/17	10,991	10,651	11,382
6/17	11,015	10,641	11,423
7/17	11,197	10,687	11,576
8/17	11,252	10,782	11,608
9/17	11,386	10,731	11,744
10/17	11,529	10,737	11,872
11/17	11,647	10,723	12,019
12/17	11,737	10,773	12,120
1/18	12,085	10,649	12,377
2/18	11,687	10,548	12,074
3/18	11,613	10,615	12,008
4/18	11,654	10,536	12,035
5/18	11,704	10,611	12,148
6/18	11,671	10,598	12,139
7/18	11,878	10,601	12,317
8/18	11,952	10,669	12,441
9/18	11,952	10,600	12,422
10/18	11,356	10,517	11,901
11/18	11,430	10,579	12,031
12/18	10,967	10,774	11,616
1/19	11,521	10,888	12,153
2/19	11,733	10,882	12,337
3/19	11,882	11,091	12,481
4/19	12,129	11,094	12,702
5/19	11,821	11,291	12,388
6/19	12,278	11,432	12,840
7/19	12,314	11,458	12,890
8/19	12,305	11,755	12,873
9/19	12,384	11,692	12,990
10/19	12,516	11,727	13,159
11/19	12,683	11,721	13,325
12/19	12,878	11,713	13,535
1/20	12,925	11,938	13,553
2/20	12,508	12,153	13,085
3/20	11,361	12,082	12,107
4/20	12,138	12,297	12,862
5/20	12,536	12,354	13,193
6/20	12,745	12,432	13,396
7/20	13,172	12,617	13,789
8/20	13,513	12,515	14,096
9/20	13,305	12,509	13,897
10/20	13,153	12,453	13,756
11/20	14,016	12,575	14,589
12/20	14,390	12,592	14,921
1/21	14,261	12,502	14,875
2/21	14,450	12,321	14,992
3/21	14,609	12,168	15,139
4/21	14,998	12,264	15,488
5/21	15,117	12,304	15,613
6/21	15,227	12,390	15,729
7/21	15,356	12,529	15,857
8/21	15,496	12,505	16,040
9/21	15,117	12,397	15,692
10/21	15,496	12,393	16,068
11/21	15,247	12,430	15,889
12/21	15,562	12,398	16,228
1/22	15,021	12,131	15,665
2/22	14,718	11,996	15,471
3/22	14,653	11,662	15,463
4/22	13,885	11,220	14,675
5/22	13,940	11,292	14,727
6/22	13,226	11,115	14,020
7/22	13,864	11,387	14,657
8/22	13,442	11,065	14,252
9/22	12,588	10,587	13,378
10/22	12,923	10,450	13,750
11/22	13,529	10,834	14,412
12/22	13,204	10,785	14,149
1/23	13,828	11,117	14,796
2/23	13,498	10,829	14,494
3/23	13,745	11,104	14,790
4/23	13,863	11,172	14,921
5/23	13,675	11,050	14,754
6/23	14,028	11,011	15,122
7/23	14,240	11,003	15,371
8/23	14,039	10,933	15,151
9/23	13,604	10,655	14,709
10/23	13,333	10,487	14,410
11/23	14,122	10,962	15,273
12/23	14,690	11,381	15,892
1/24	14,702	11,350	15,910
2/24	14,887	11,190	16,105
3/24	15,181	11,293	16,401
4/24	14,776	11,008	15,995
5/24	15,120	11,194	16,419
6/24	15,218	11,300	16,610
7/24	15,525	11,564	16,954
8/24	15,782	11,731	17,233
9/24	15,991	11,888	17,511
10/24	15,672	11,593	17,148

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-1 Shares	17.54%	4.60%	4.60%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date 2020 Index	19.00%	5.44%	5.54%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2020 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,324,939
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate 27.4%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	56.96%
Domestic Equity Funds	30.94%
International Equity Funds	11.71%
Specialty Funds	0.40%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV857ARR1-0

R-3

PTBMX

Principal LifeTime 2020 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2020 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$62	0.57%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2020. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	R-3 shares at net asset value $16,161	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date 2020 Index $17,148
10/14	10,000	10,000	10,000
11/14	10,101	10,071	10,106
12/14	10,023	10,080	10,040
1/15	9,980	10,292	10,024
2/15	10,295	10,195	10,320
3/15	10,238	10,242	10,275
4/15	10,331	10,206	10,347
5/15	10,352	10,181	10,382
6/15	10,180	10,070	10,219
7/15	10,266	10,140	10,325
8/15	9,851	10,125	9,926
9/15	9,651	10,194	9,762
10/15	10,030	10,196	10,178
11/15	10,009	10,169	10,173
12/15	9,855	10,136	10,021
1/16	9,522	10,275	9,755
2/16	9,484	10,348	9,749
3/16	9,917	10,443	10,198
4/16	10,010	10,483	10,268
5/16	10,072	10,486	10,334
6/16	10,095	10,674	10,400
7/16	10,351	10,742	10,645
8/16	10,374	10,730	10,660
9/16	10,397	10,723	10,690
10/16	10,250	10,641	10,532
11/16	10,258	10,390	10,596
12/16	10,365	10,404	10,745
1/17	10,557	10,425	10,889
2/17	10,740	10,495	11,081
3/17	10,788	10,489	11,139
4/17	10,932	10,570	11,256
5/17	11,076	10,651	11,382
6/17	11,100	10,641	11,423
7/17	11,291	10,687	11,576
8/17	11,347	10,782	11,608
9/17	11,491	10,731	11,744
10/17	11,635	10,737	11,872
11/17	11,763	10,723	12,019
12/17	11,853	10,773	12,120
1/18	12,205	10,649	12,377
2/18	11,811	10,548	12,074
3/18	11,735	10,615	12,008
4/18	11,777	10,536	12,035
5/18	11,836	10,611	12,148
6/18	11,802	10,598	12,139
7/18	12,012	10,601	12,317
8/18	12,096	10,669	12,441
9/18	12,096	10,600	12,422
10/18	11,500	10,517	11,901
11/18	11,575	10,579	12,031
12/18	11,113	10,774	11,616
1/19	11,677	10,888	12,153
2/19	11,883	10,882	12,337
3/19	12,045	11,091	12,481
4/19	12,305	11,094	12,702
5/19	11,991	11,291	12,388
6/19	12,457	11,432	12,840
7/19	12,502	11,458	12,890
8/19	12,493	11,755	12,873
9/19	12,574	11,692	12,990
10/19	12,708	11,727	13,159
11/19	12,887	11,721	13,325
12/19	13,086	11,713	13,535
1/20	13,135	11,938	13,553
2/20	12,718	12,153	13,085
3/20	11,545	12,082	12,107
4/20	12,350	12,297	12,862
5/20	12,747	12,354	13,193
6/20	12,970	12,432	13,396
7/20	13,406	12,617	13,789
8/20	13,765	12,515	14,096
9/20	13,551	12,509	13,897
10/20	13,396	12,453	13,756
11/20	14,279	12,575	14,589
12/20	14,665	12,592	14,921
1/21	14,542	12,502	14,875
2/21	14,737	12,321	14,992
3/21	14,900	12,168	15,139
4/21	15,309	12,264	15,488
5/21	15,431	12,304	15,613
6/21	15,544	12,390	15,729
7/21	15,677	12,529	15,857
8/21	15,830	12,505	16,040
9/21	15,442	12,397	15,692
10/21	15,840	12,393	16,068
11/21	15,585	12,430	15,889
12/21	15,910	12,398	16,228
1/22	15,352	12,131	15,665
2/22	15,063	11,996	15,471
3/22	14,996	11,662	15,463
4/22	14,205	11,220	14,675
5/22	14,272	11,292	14,727
6/22	13,548	11,115	14,020
7/22	14,194	11,387	14,657
8/22	13,770	11,065	14,252
9/22	12,901	10,587	13,378
10/22	13,247	10,450	13,750
11/22	13,871	10,834	14,412
12/22	13,542	10,785	14,149
1/23	14,186	11,117	14,796
2/23	13,846	10,829	14,494
3/23	14,101	11,104	14,790
4/23	14,235	11,172	14,921
5/23	14,040	11,050	14,754
6/23	14,418	11,011	15,122
7/23	14,637	11,003	15,371
8/23	14,430	10,933	15,151
9/23	13,980	10,655	14,709
10/23	13,712	10,487	14,410
11/23	14,527	10,962	15,273
12/23	15,118	11,381	15,892
1/24	15,130	11,350	15,910
2/24	15,321	11,190	16,105
3/24	15,627	11,293	16,401
4/24	15,219	11,008	15,995
5/24	15,576	11,194	16,419
6/24	15,678	11,300	16,610
7/24	16,008	11,564	16,954
8/24	16,263	11,731	17,233
9/24	16,479	11,888	17,511
10/24	16,161	11,593	17,148

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-3 Shares	17.86%	4.93%	4.92%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date 2020 Index	19.00%	5.44%	5.54%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2020 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,324,939
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate 27.4%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	56.96%
Domestic Equity Funds	30.94%
International Equity Funds	11.71%
Specialty Funds	0.40%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV857ARR3-0

R-4

PTBSX

Principal LifeTime 2020 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2020 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$41	0.38%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2020. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	R-4 shares at net asset value $16,481	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date 2020 Index $17,148
10/14	10,000	10,000	10,000
11/14	10,108	10,071	10,106
12/14	10,031	10,080	10,040
1/15	9,989	10,292	10,024
2/15	10,303	10,195	10,320
3/15	10,253	10,242	10,275
4/15	10,339	10,206	10,347
5/15	10,368	10,181	10,382
6/15	10,196	10,070	10,219
7/15	10,289	10,140	10,325
8/15	9,867	10,125	9,926
9/15	9,667	10,194	9,762
10/15	10,053	10,196	10,178
11/15	10,039	10,169	10,173
12/15	9,881	10,136	10,021
1/16	9,548	10,275	9,755
2/16	9,517	10,348	9,749
3/16	9,943	10,443	10,198
4/16	10,044	10,483	10,268
5/16	10,106	10,486	10,334
6/16	10,129	10,674	10,400
7/16	10,385	10,742	10,645
8/16	10,416	10,730	10,660
9/16	10,439	10,723	10,690
10/16	10,292	10,641	10,532
11/16	10,307	10,390	10,596
12/16	10,415	10,404	10,745
1/17	10,600	10,425	10,889
2/17	10,792	10,495	11,081
3/17	10,840	10,489	11,139
4/17	10,984	10,570	11,256
5/17	11,136	10,651	11,382
6/17	11,160	10,641	11,423
7/17	11,353	10,687	11,576
8/17	11,417	10,782	11,608
9/17	11,553	10,731	11,744
10/17	11,697	10,737	11,872
11/17	11,833	10,723	12,019
12/17	11,926	10,773	12,120
1/18	12,289	10,649	12,377
2/18	11,884	10,548	12,074
3/18	11,817	10,615	12,008
4/18	11,859	10,536	12,035
5/18	11,918	10,611	12,148
6/18	11,884	10,598	12,139
7/18	12,104	10,601	12,317
8/18	12,188	10,669	12,441
9/18	12,188	10,600	12,422
10/18	11,589	10,517	11,901
11/18	11,665	10,579	12,031
12/18	11,200	10,774	11,616
1/19	11,778	10,888	12,153
2/19	11,986	10,882	12,337
3/19	12,148	11,091	12,481
4/19	12,410	11,094	12,702
5/19	12,094	11,291	12,388
6/19	12,572	11,432	12,840
7/19	12,617	11,458	12,890
8/19	12,608	11,755	12,873
9/19	12,690	11,692	12,990
10/19	12,834	11,727	13,159
11/19	13,014	11,721	13,325
12/19	13,217	11,713	13,535
1/20	13,266	11,938	13,553
2/20	12,845	12,153	13,085
3/20	11,672	12,082	12,107
4/20	12,484	12,297	12,862
5/20	12,894	12,354	13,193
6/20	13,109	12,432	13,396
7/20	13,559	12,617	13,789
8/20	13,921	12,515	14,096
9/20	13,706	12,509	13,897
10/20	13,549	12,453	13,756
11/20	14,449	12,575	14,589
12/20	14,840	12,592	14,921
1/21	14,716	12,502	14,875
2/21	14,922	12,321	14,992
3/21	15,087	12,168	15,139
4/21	15,500	12,264	15,488
5/21	15,634	12,304	15,613
6/21	15,748	12,390	15,729
7/21	15,882	12,529	15,857
8/21	16,037	12,505	16,040
9/21	15,655	12,397	15,692
10/21	16,047	12,393	16,068
11/21	15,799	12,430	15,889
12/21	16,135	12,398	16,228
1/22	15,571	12,131	15,665
2/22	15,278	11,996	15,471
3/22	15,211	11,662	15,463
4/22	14,422	11,220	14,675
5/22	14,490	11,292	14,727
6/22	13,746	11,115	14,020
7/22	14,411	11,387	14,657
8/22	13,971	11,065	14,252
9/22	13,104	10,587	13,378
10/22	13,453	10,450	13,750
11/22	14,084	10,834	14,412
12/22	13,757	10,785	14,149
1/23	14,422	11,117	14,796
2/23	14,077	10,829	14,494
3/23	14,336	11,104	14,790
4/23	14,472	11,172	14,921
5/23	14,274	11,050	14,754
6/23	14,656	11,011	15,122
7/23	14,878	11,003	15,371
8/23	14,669	10,933	15,151
9/23	14,225	10,655	14,709
10/23	13,954	10,487	14,410
11/23	14,780	10,962	15,273
12/23	15,383	11,381	15,892
1/24	15,396	11,350	15,910
2/24	15,603	11,190	16,105
3/24	15,913	11,293	16,401
4/24	15,499	11,008	15,995
5/24	15,874	11,194	16,419
6/24	15,977	11,300	16,610
7/24	16,313	11,564	16,954
8/24	16,584	11,731	17,233
9/24	16,804	11,888	17,511
10/24	16,481	11,593	17,148

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-4 Shares	18.11%	5.13%	5.12%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date 2020 Index	19.00%	5.44%	5.54%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2020 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,324,939
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate 27.4%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	56.96%
Domestic Equity Funds	30.94%
International Equity Funds	11.71%
Specialty Funds	0.40%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV857ARR4-0

R-5

PTBPX

Principal LifeTime 2020 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2020 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$28	0.26%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2020. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	R-5 shares at net asset value $16,670	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date 2020 Index $17,148
10/14	10,000	10,000	10,000
11/14	10,108	10,071	10,106
12/14	10,027	10,080	10,040
1/15	9,992	10,292	10,024
2/15	10,306	10,195	10,320
3/15	10,256	10,242	10,275
4/15	10,349	10,206	10,347
5/15	10,377	10,181	10,382
6/15	10,206	10,070	10,219
7/15	10,292	10,140	10,325
8/15	9,878	10,125	9,926
9/15	9,678	10,194	9,762
10/15	10,063	10,196	10,178
11/15	10,049	10,169	10,173
12/15	9,889	10,136	10,021
1/16	9,564	10,275	9,755
2/16	9,525	10,348	9,749
3/16	9,959	10,443	10,198
4/16	10,060	10,483	10,268
5/16	10,121	10,486	10,334
6/16	10,145	10,674	10,400
7/16	10,408	10,742	10,645
8/16	10,431	10,730	10,660
9/16	10,462	10,723	10,690
10/16	10,315	10,641	10,532
11/16	10,331	10,390	10,596
12/16	10,439	10,404	10,745
1/17	10,631	10,425	10,889
2/17	10,815	10,495	11,081
3/17	10,871	10,489	11,139
4/17	11,015	10,570	11,256
5/17	11,168	10,651	11,382
6/17	11,192	10,641	11,423
7/17	11,392	10,687	11,576
8/17	11,448	10,782	11,608
9/17	11,592	10,731	11,744
10/17	11,744	10,737	11,872
11/17	11,873	10,723	12,019
12/17	11,968	10,773	12,120
1/18	12,331	10,649	12,377
2/18	11,934	10,548	12,074
3/18	11,858	10,615	12,008
4/18	11,908	10,536	12,035
5/18	11,968	10,611	12,148
6/18	11,934	10,598	12,139
7/18	12,154	10,601	12,317
8/18	12,247	10,669	12,441
9/18	12,247	10,600	12,422
10/18	11,638	10,517	11,901
11/18	11,723	10,579	12,031
12/18	11,259	10,774	11,616
1/19	11,829	10,888	12,153
2/19	12,046	10,882	12,337
3/19	12,209	11,091	12,481
4/19	12,472	11,094	12,702
5/19	12,164	11,291	12,388
6/19	12,635	11,432	12,840
7/19	12,680	11,458	12,890
8/19	12,680	11,755	12,873
9/19	12,761	11,692	12,990
10/19	12,906	11,727	13,159
11/19	13,087	11,721	13,325
12/19	13,292	11,713	13,535
1/20	13,351	11,938	13,553
2/20	12,929	12,153	13,085
3/20	11,741	12,082	12,107
4/20	12,565	12,297	12,862
5/20	12,978	12,354	13,193
6/20	13,194	12,432	13,396
7/20	13,645	12,617	13,789
8/20	14,018	12,515	14,096
9/20	13,802	12,509	13,897
10/20	13,645	12,453	13,756
11/20	14,548	12,575	14,589
12/20	14,951	12,592	14,921
1/21	14,827	12,502	14,875
2/21	15,034	12,321	14,992
3/21	15,200	12,168	15,139
4/21	15,615	12,264	15,488
5/21	15,750	12,304	15,613
6/21	15,864	12,390	15,729
7/21	16,009	12,529	15,857
8/21	16,165	12,505	16,040
9/21	15,771	12,397	15,692
10/21	16,186	12,393	16,068
11/21	15,926	12,430	15,889
12/21	16,263	12,398	16,228
1/22	15,708	12,131	15,665
2/22	15,401	11,996	15,471
3/22	15,345	11,662	15,463
4/22	14,539	11,220	14,675
5/22	14,607	11,292	14,727
6/22	13,870	11,115	14,020
7/22	14,539	11,387	14,657
8/22	14,108	11,065	14,252
9/22	13,224	10,587	13,378
10/22	13,575	10,450	13,750
11/22	14,222	10,834	14,412
12/22	13,891	10,785	14,149
1/23	14,550	11,117	14,796
2/23	14,214	10,829	14,494
3/23	14,475	11,104	14,790
4/23	14,612	11,172	14,921
5/23	14,426	11,050	14,754
6/23	14,811	11,011	15,122
7/23	15,034	11,003	15,371
8/23	14,823	10,933	15,151
9/23	14,376	10,655	14,709
10/23	14,103	10,487	14,410
11/23	14,935	10,962	15,273
12/23	15,549	11,381	15,892
1/24	15,562	11,350	15,910
2/24	15,770	11,190	16,105
3/24	16,096	11,293	16,401
4/24	15,666	11,008	15,995
5/24	16,044	11,194	16,419
6/24	16,161	11,300	16,610
7/24	16,487	11,564	16,954
8/24	16,774	11,731	17,233
9/24	16,995	11,888	17,511
10/24	16,670	11,593	17,148

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-5 Shares	18.20%	5.25%	5.24%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date 2020 Index	19.00%	5.44%	5.54%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2020 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,324,939
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate 27.4%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	56.96%
Domestic Equity Funds	30.94%
International Equity Funds	11.71%
Specialty Funds	0.40%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV857ARR5-0

Institutional

LTSTX

Principal LifeTime 2025 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2025 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$1	0.01%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2025. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	Institutional shares at net asset value $18,148	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date 2025 Index $18,162
10/14	10,000	10,000	10,000
11/14	10,119	10,071	10,107
12/14	10,038	10,080	10,026
1/15	10,001	10,292	9,983
2/15	10,345	10,195	10,327
3/15	10,291	10,242	10,271
4/15	10,390	10,206	10,361
5/15	10,426	10,181	10,403
6/15	10,246	10,070	10,229
7/15	10,345	10,140	10,341
8/15	9,884	10,125	9,894
9/15	9,667	10,194	9,706
10/15	10,101	10,196	10,170
11/15	10,083	10,169	10,169
12/15	9,920	10,136	10,001
1/16	9,555	10,275	9,690
2/16	9,506	10,348	9,672
3/16	9,989	10,443	10,165
4/16	10,087	10,483	10,241
5/16	10,156	10,486	10,314
6/16	10,166	10,674	10,368
7/16	10,461	10,742	10,640
8/16	10,491	10,730	10,659
9/16	10,520	10,723	10,691
10/16	10,353	10,641	10,520
11/16	10,392	10,390	10,618
12/16	10,516	10,404	10,783
1/17	10,741	10,425	10,944
2/17	10,945	10,495	11,156
3/17	11,017	10,489	11,223
4/17	11,180	10,570	11,347
5/17	11,343	10,651	11,485
6/17	11,384	10,641	11,536
7/17	11,609	10,687	11,715
8/17	11,670	10,782	11,740
9/17	11,844	10,731	11,908
10/17	12,017	10,737	12,061
11/17	12,170	10,723	12,239
12/17	12,279	10,773	12,352
1/18	12,707	10,649	12,681
2/18	12,257	10,548	12,328
3/18	12,172	10,615	12,237
4/18	12,236	10,536	12,279
5/18	12,311	10,611	12,402
6/18	12,279	10,598	12,388
7/18	12,536	10,601	12,601
8/18	12,642	10,669	12,740
9/18	12,642	10,600	12,725
10/18	11,958	10,517	12,106
11/18	12,065	10,579	12,255
12/18	11,493	10,774	11,732
1/19	12,165	10,888	12,353
2/19	12,426	10,882	12,573
3/19	12,586	11,091	12,714
4/19	12,904	11,094	12,978
5/19	12,506	11,291	12,569
6/19	13,064	11,432	13,094
7/19	13,120	11,458	13,146
8/19	13,086	11,755	13,076
9/19	13,200	11,692	13,230
10/19	13,371	11,727	13,432
11/19	13,598	11,721	13,630
12/19	13,847	11,713	13,887
1/20	13,884	11,938	13,867
2/20	13,336	12,153	13,263
3/20	11,937	12,082	12,092
4/20	12,874	12,297	12,955
5/20	13,361	12,354	13,338
6/20	13,616	12,432	13,573
7/20	14,139	12,617	14,021
8/20	14,590	12,515	14,420
9/20	14,346	12,509	14,169
10/20	14,164	12,453	14,004
11/20	15,259	12,575	15,029
12/20	15,744	12,592	15,445
1/21	15,603	12,502	15,402
2/21	15,911	12,321	15,594
3/21	16,141	12,168	15,813
4/21	16,654	12,264	16,239
5/21	16,807	12,304	16,390
6/21	16,948	12,390	16,514
7/21	17,102	12,529	16,644
8/21	17,307	12,505	16,865
9/21	16,833	12,397	16,459
10/21	17,358	12,393	16,907
11/21	17,038	12,430	16,688
12/21	17,467	12,398	17,093
1/22	16,804	12,131	16,460
2/22	16,459	11,996	16,235
3/22	16,445	11,662	16,268
4/22	15,507	11,220	15,376
5/22	15,589	11,292	15,436
6/22	14,719	11,115	14,632
7/22	15,507	11,387	15,336
8/22	15,009	11,065	14,909
9/22	13,988	10,587	13,963
10/22	14,457	10,450	14,428
11/22	15,203	10,834	15,157
12/22	14,808	10,785	14,849
1/23	15,584	11,117	15,565
2/23	15,196	10,829	15,252
3/23	15,479	11,104	15,550
4/23	15,643	11,172	15,696
5/23	15,420	11,050	15,522
6/23	15,912	11,011	15,941
7/23	16,195	11,003	16,227
8/23	15,942	10,933	15,976
9/23	15,420	10,655	15,496
10/23	15,106	10,487	15,163
11/23	16,076	10,962	16,107
12/23	16,779	11,381	16,778
1/24	16,795	11,350	16,793
2/24	17,090	11,190	17,026
3/24	17,479	11,293	17,354
4/24	16,981	11,008	16,916
5/24	17,432	11,194	17,380
6/24	17,541	11,300	17,581
7/24	17,930	11,564	17,954
8/24	18,256	11,731	18,261
9/24	18,505	11,888	18,565
10/24	18,148	11,593	18,162

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	20.13%	6.30%	6.14%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date 2025 Index	19.78%	6.22%	6.15%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2025 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,560,036
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate 32.4%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	50.30%
Domestic Equity Funds	35.63%
International Equity Funds	13.67%
Specialty Funds	0.41%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV858ARI-0

R-1

LTSNX

Principal LifeTime 2025 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2025 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$96	0.88%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2025. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	R-1 shares at net asset value $16,629	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date 2025 Index $18,162
10/14	10,000	10,000	10,000
11/14	10,113	10,071	10,107
12/14	10,028	10,080	10,026
1/15	9,982	10,292	9,983
2/15	10,313	10,195	10,327
3/15	10,258	10,242	10,271
4/15	10,349	10,206	10,361
5/15	10,377	10,181	10,403
6/15	10,193	10,070	10,229
7/15	10,276	10,140	10,341
8/15	9,817	10,125	9,894
9/15	9,588	10,194	9,706
10/15	10,019	10,196	10,170
11/15	9,992	10,169	10,169
12/15	9,828	10,136	10,001
1/16	9,451	10,275	9,690
2/16	9,401	10,348	9,672
3/16	9,867	10,443	10,165
4/16	9,956	10,483	10,241
5/16	10,016	10,486	10,314
6/16	10,026	10,674	10,368
7/16	10,304	10,742	10,640
8/16	10,323	10,730	10,659
9/16	10,343	10,723	10,691
10/16	10,175	10,641	10,520
11/16	10,204	10,390	10,618
12/16	10,322	10,404	10,783
1/17	10,526	10,425	10,944
2/17	10,730	10,495	11,156
3/17	10,781	10,489	11,223
4/17	10,934	10,570	11,347
5/17	11,097	10,651	11,485
6/17	11,128	10,641	11,536
7/17	11,332	10,687	11,715
8/17	11,383	10,782	11,740
9/17	11,546	10,731	11,908
10/17	11,699	10,737	12,061
11/17	11,852	10,723	12,239
12/17	11,947	10,773	12,352
1/18	12,350	10,649	12,681
2/18	11,915	10,548	12,328
3/18	11,820	10,615	12,237
4/18	11,873	10,536	12,279
5/18	11,937	10,611	12,402
6/18	11,894	10,598	12,388
7/18	12,128	10,601	12,601
8/18	12,223	10,669	12,740
9/18	12,223	10,600	12,725
10/18	11,555	10,517	12,106
11/18	11,640	10,579	12,255
12/18	11,088	10,774	11,732
1/19	11,715	10,888	12,353
2/19	11,961	10,882	12,573
3/19	12,118	11,091	12,714
4/19	12,409	11,094	12,978
5/19	12,017	11,291	12,569
6/19	12,543	11,432	13,094
7/19	12,588	11,458	13,146
8/19	12,543	11,755	13,076
9/19	12,644	11,692	13,230
10/19	12,800	11,727	13,432
11/19	13,013	11,721	13,630
12/19	13,243	11,713	13,887
1/20	13,255	11,938	13,867
2/20	12,720	12,153	13,263
3/20	11,378	12,082	12,092
4/20	12,269	12,297	12,955
5/20	12,720	12,354	13,338
6/20	12,958	12,432	13,573
7/20	13,445	12,617	14,021
8/20	13,872	12,515	14,420
9/20	13,623	12,509	14,169
10/20	13,433	12,453	14,004
11/20	14,466	12,575	15,029
12/20	14,924	12,592	15,445
1/21	14,775	12,502	15,402
2/21	15,048	12,321	15,594
3/21	15,259	12,168	15,813
4/21	15,730	12,264	16,239
5/21	15,866	12,304	16,390
6/21	15,990	12,390	16,514
7/21	16,127	12,529	16,644
8/21	16,301	12,505	16,865
9/21	15,854	12,397	16,459
10/21	16,325	12,393	16,907
11/21	16,015	12,430	16,688
12/21	16,406	12,398	17,093
1/22	15,781	12,131	16,460
2/22	15,436	11,996	16,235
3/22	15,409	11,662	16,268
4/22	14,519	11,220	15,376
5/22	14,599	11,292	15,436
6/22	13,775	11,115	14,632
7/22	14,493	11,387	15,336
8/22	14,015	11,065	14,909
9/22	13,058	10,587	13,963
10/22	13,470	10,450	14,428
11/22	14,161	10,834	15,157
12/22	13,775	10,785	14,849
1/23	14,501	11,117	15,565
2/23	14,131	10,829	15,252
3/23	14,387	11,104	15,550
4/23	14,530	11,172	15,696
5/23	14,316	11,050	15,522
6/23	14,758	11,011	15,941
7/23	15,000	11,003	16,227
8/23	14,758	10,933	15,976
9/23	14,273	10,655	15,496
10/23	13,960	10,487	15,163
11/23	14,857	10,962	16,107
12/23	15,494	11,381	16,778
1/24	15,494	11,350	16,793
2/24	15,760	11,190	17,026
3/24	16,099	11,293	17,354
4/24	15,627	11,008	16,916
5/24	16,025	11,194	17,380
6/24	16,128	11,300	17,581
7/24	16,467	11,564	17,954
8/24	16,747	11,731	18,261
9/24	16,969	11,888	18,565
10/24	16,629	11,593	18,162

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-1 Shares	19.12%	5.37%	5.22%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date 2025 Index	19.78%	6.22%	6.15%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2025 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,560,036
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate 32.4%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	50.30%
Domestic Equity Funds	35.63%
International Equity Funds	13.67%
Specialty Funds	0.41%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV858ARR1-0

R-3

LTVPX

Principal LifeTime 2025 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2025 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$63	0.57%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2025. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	R-3 shares at net asset value $17,139	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date 2025 Index $18,162
10/14	10,000	10,000	10,000
11/14	10,112	10,071	10,107
12/14	10,031	10,080	10,026
1/15	9,985	10,292	9,983
2/15	10,324	10,195	10,327
3/15	10,269	10,242	10,271
4/15	10,360	10,206	10,361
5/15	10,388	10,181	10,403
6/15	10,205	10,070	10,229
7/15	10,305	10,140	10,341
8/15	9,838	10,125	9,894
9/15	9,618	10,194	9,706
10/15	10,049	10,196	10,170
11/15	10,021	10,169	10,169
12/15	9,861	10,136	10,001
1/16	9,483	10,275	9,690
2/16	9,433	10,348	9,672
3/16	9,910	10,443	10,165
4/16	10,000	10,483	10,241
5/16	10,069	10,486	10,314
6/16	10,069	10,674	10,368
7/16	10,358	10,742	10,640
8/16	10,377	10,730	10,659
9/16	10,407	10,723	10,691
10/16	10,238	10,641	10,520
11/16	10,268	10,390	10,618
12/16	10,387	10,404	10,783
1/17	10,602	10,425	10,944
2/17	10,807	10,495	11,156
3/17	10,858	10,489	11,223
4/17	11,022	10,570	11,347
5/17	11,176	10,651	11,485
6/17	11,217	10,641	11,536
7/17	11,422	10,687	11,715
8/17	11,484	10,782	11,740
9/17	11,648	10,731	11,908
10/17	11,812	10,737	12,061
11/17	11,965	10,723	12,239
12/17	12,062	10,773	12,352
1/18	12,479	10,649	12,681
2/18	12,029	10,548	12,328
3/18	11,944	10,615	12,237
4/18	11,997	10,536	12,279
5/18	12,062	10,611	12,402
6/18	12,019	10,598	12,388
7/18	12,275	10,601	12,601
8/18	12,372	10,669	12,740
9/18	12,372	10,600	12,725
10/18	11,698	10,517	12,106
11/18	11,783	10,579	12,255
12/18	11,228	10,774	11,732
1/19	11,873	10,888	12,353
2/19	12,122	10,882	12,573
3/19	12,280	11,091	12,714
4/19	12,586	11,094	12,978
5/19	12,190	11,291	12,569
6/19	12,722	11,432	13,094
7/19	12,767	11,458	13,146
8/19	12,733	11,755	13,076
9/19	12,835	11,692	13,230
10/19	12,993	11,727	13,432
11/19	13,209	11,721	13,630
12/19	13,452	11,713	13,887
1/20	13,476	11,938	13,867
2/20	12,934	12,153	13,263
3/20	11,572	12,082	12,092
4/20	12,476	12,297	12,955
5/20	12,946	12,354	13,338
6/20	13,187	12,432	13,573
7/20	13,681	12,617	14,021
8/20	14,115	12,515	14,420
9/20	13,874	12,509	14,169
10/20	13,681	12,453	14,004
11/20	14,742	12,575	15,029
12/20	15,205	12,592	15,445
1/21	15,066	12,502	15,402
2/21	15,344	12,321	15,594
3/21	15,559	12,168	15,813
4/21	16,052	12,264	16,239
5/21	16,204	12,304	16,390
6/21	16,317	12,390	16,514
7/21	16,469	12,529	16,644
8/21	16,659	12,505	16,865
9/21	16,191	12,397	16,459
10/21	16,684	12,393	16,907
11/21	16,381	12,430	16,688
12/21	16,776	12,398	17,093
1/22	16,138	12,131	16,460
2/22	15,799	11,996	16,235
3/22	15,772	11,662	16,268
4/22	14,862	11,220	15,376
5/22	14,944	11,292	15,436
6/22	14,102	11,115	14,632
7/22	14,835	11,387	15,336
8/22	14,360	11,065	14,909
9/22	13,369	10,587	13,963
10/22	13,817	10,450	14,428
11/22	14,523	10,834	15,157
12/22	14,128	10,785	14,849
1/23	14,872	11,117	15,565
2/23	14,493	10,829	15,252
3/23	14,756	11,104	15,550
4/23	14,902	11,172	15,696
5/23	14,697	11,050	15,522
6/23	15,150	11,011	15,941
7/23	15,412	11,003	16,227
8/23	15,164	10,933	15,976
9/23	14,668	10,655	15,496
10/23	14,347	10,487	15,163
11/23	15,281	10,962	16,107
12/23	15,927	11,381	16,778
1/24	15,942	11,350	16,793
2/24	16,215	11,190	17,026
3/24	16,564	11,293	17,354
4/24	16,094	11,008	16,916
5/24	16,503	11,194	17,380
6/24	16,609	11,300	17,581
7/24	16,973	11,564	17,954
8/24	17,261	11,731	18,261
9/24	17,503	11,888	18,565
10/24	17,139	11,593	18,162

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-3 Shares	19.46%	5.69%	5.54%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date 2025 Index	19.78%	6.22%	6.15%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2025 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,560,036
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate 32.4%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	50.30%
Domestic Equity Funds	35.63%
International Equity Funds	13.67%
Specialty Funds	0.41%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV858ARR3-0

R-4

LTEEX

Principal LifeTime 2025 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2025 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$42	0.38%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2025. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	R-4 shares at net asset value $17,474	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date 2025 Index $18,162
10/14	10,000	10,000	10,000
11/14	10,112	10,071	10,107
12/14	10,028	10,080	10,026
1/15	9,983	10,292	9,983
2/15	10,329	10,195	10,327
3/15	10,274	10,242	10,271
4/15	10,365	10,206	10,361
5/15	10,401	10,181	10,403
6/15	10,219	10,070	10,229
7/15	10,310	10,140	10,341
8/15	9,846	10,125	9,894
9/15	9,628	10,194	9,706
10/15	10,065	10,196	10,170
11/15	10,037	10,169	10,169
12/15	9,872	10,136	10,001
1/16	9,506	10,275	9,690
2/16	9,457	10,348	9,672
3/16	9,931	10,443	10,165
4/16	10,020	10,483	10,241
5/16	10,089	10,486	10,314
6/16	10,099	10,674	10,368
7/16	10,386	10,742	10,640
8/16	10,415	10,730	10,659
9/16	10,435	10,723	10,691
10/16	10,267	10,641	10,520
11/16	10,307	10,390	10,618
12/16	10,425	10,404	10,783
1/17	10,640	10,425	10,944
2/17	10,844	10,495	11,156
3/17	10,905	10,489	11,223
4/17	11,069	10,570	11,347
5/17	11,232	10,651	11,485
6/17	11,263	10,641	11,536
7/17	11,477	10,687	11,715
8/17	11,538	10,782	11,740
9/17	11,712	10,731	11,908
10/17	11,875	10,737	12,061
11/17	12,029	10,723	12,239
12/17	12,129	10,773	12,352
1/18	12,544	10,649	12,681
2/18	12,107	10,548	12,328
3/18	12,011	10,615	12,237
4/18	12,075	10,536	12,279
5/18	12,139	10,611	12,402
6/18	12,107	10,598	12,388
7/18	12,353	10,601	12,601
8/18	12,448	10,669	12,740
9/18	12,459	10,600	12,725
10/18	11,777	10,517	12,106
11/18	11,873	10,579	12,255
12/18	11,309	10,774	11,732
1/19	11,964	10,888	12,353
2/19	12,212	10,882	12,573
3/19	12,382	11,091	12,714
4/19	12,687	11,094	12,978
5/19	12,292	11,291	12,569
6/19	12,834	11,432	13,094
7/19	12,879	11,458	13,146
8/19	12,845	11,755	13,076
9/19	12,947	11,692	13,230
10/19	13,116	11,727	13,432
11/19	13,331	11,721	13,630
12/19	13,571	11,713	13,887
1/20	13,607	11,938	13,867
2/20	13,066	12,153	13,263
3/20	11,693	12,082	12,092
4/20	12,608	12,297	12,955
5/20	13,078	12,354	13,338
6/20	13,318	12,432	13,573
7/20	13,824	12,617	14,021
8/20	14,270	12,515	14,420
9/20	14,017	12,509	14,169
10/20	13,836	12,453	14,004
11/20	14,908	12,575	15,029
12/20	15,383	12,592	15,445
1/21	15,244	12,502	15,402
2/21	15,534	12,321	15,594
3/21	15,749	12,168	15,813
4/21	16,242	12,264	16,239
5/21	16,394	12,304	16,390
6/21	16,520	12,390	16,514
7/21	16,672	12,529	16,644
8/21	16,862	12,505	16,865
9/21	16,394	12,397	16,459
10/21	16,900	12,393	16,907
11/21	16,596	12,430	16,688
12/21	17,003	12,398	17,093
1/22	16,351	12,131	16,460
2/22	16,012	11,996	16,235
3/22	15,985	11,662	16,268
4/22	15,075	11,220	15,376
5/22	15,156	11,292	15,436
6/22	14,301	11,115	14,632
7/22	15,061	11,387	15,336
8/22	14,572	11,065	14,909
9/22	13,567	10,587	13,963
10/22	14,016	10,450	14,428
11/22	14,749	10,834	15,157
12/22	14,344	10,785	14,849
1/23	15,104	11,117	15,565
2/23	14,724	10,829	15,252
3/23	14,987	11,104	15,550
4/23	15,148	11,172	15,696
5/23	14,928	11,050	15,522
6/23	15,396	11,011	15,941
7/23	15,674	11,003	16,227
8/23	15,426	10,933	15,976
9/23	14,914	10,655	15,496
10/23	14,592	10,487	15,163
11/23	15,543	10,962	16,107
12/23	16,213	11,381	16,778
1/24	16,213	11,350	16,793
2/24	16,502	11,190	17,026
3/24	16,851	11,293	17,354
4/24	16,380	11,008	16,916
5/24	16,806	11,194	17,380
6/24	16,912	11,300	17,581
7/24	17,277	11,564	17,954
8/24	17,581	11,731	18,261
9/24	17,824	11,888	18,565
10/24	17,474	11,593	18,162

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-4 Shares	19.75%	5.91%	5.74%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date 2025 Index	19.78%	6.22%	6.15%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2025 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,560,036
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate 32.4%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	50.30%
Domestic Equity Funds	35.63%
International Equity Funds	13.67%
Specialty Funds	0.41%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV858ARR4-0

R-5

LTPDX

Principal LifeTime 2025 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2025 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$29	0.26%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2025. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	R-5 shares at net asset value $17,675	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date 2025 Index $18,162
10/14	10,000	10,000	10,000
11/14	10,111	10,071	10,107
12/14	10,031	10,080	10,026
1/15	9,985	10,292	9,983
2/15	10,330	10,195	10,327
3/15	10,276	10,242	10,271
4/15	10,376	10,206	10,361
5/15	10,403	10,181	10,403
6/15	10,221	10,070	10,229
7/15	10,321	10,140	10,341
8/15	9,858	10,125	9,894
9/15	9,640	10,194	9,706
10/15	10,076	10,196	10,170
11/15	10,058	10,169	10,169
12/15	9,886	10,136	10,001
1/16	9,521	10,275	9,690
2/16	9,472	10,348	9,672
3/16	9,945	10,443	10,165
4/16	10,044	10,483	10,241
5/16	10,113	10,486	10,314
6/16	10,123	10,674	10,368
7/16	10,409	10,742	10,640
8/16	10,438	10,730	10,659
9/16	10,468	10,723	10,691
10/16	10,300	10,641	10,520
11/16	10,340	10,390	10,618
12/16	10,460	10,404	10,783
1/17	10,674	10,425	10,944
2/17	10,878	10,495	11,156
3/17	10,940	10,489	11,223
4/17	11,103	10,570	11,347
5/17	11,266	10,651	11,485
6/17	11,307	10,641	11,536
7/17	11,521	10,687	11,715
8/17	11,582	10,782	11,740
9/17	11,746	10,731	11,908
10/17	11,919	10,737	12,061
11/17	12,072	10,723	12,239
12/17	12,182	10,773	12,352
1/18	12,598	10,649	12,681
2/18	12,150	10,548	12,328
3/18	12,065	10,615	12,237
4/18	12,129	10,536	12,279
5/18	12,193	10,611	12,402
6/18	12,161	10,598	12,388
7/18	12,406	10,601	12,601
8/18	12,513	10,669	12,740
9/18	12,513	10,600	12,725
10/18	11,841	10,517	12,106
11/18	11,937	10,579	12,255
12/18	11,368	10,774	11,732
1/19	12,025	10,888	12,353
2/19	12,285	10,882	12,573
3/19	12,443	11,091	12,714
4/19	12,749	11,094	12,978
5/19	12,364	11,291	12,569
6/19	12,908	11,432	13,094
7/19	12,953	11,458	13,146
8/19	12,919	11,755	13,076
9/19	13,032	11,692	13,230
10/19	13,202	11,727	13,432
11/19	13,417	11,721	13,630
12/19	13,662	11,713	13,887
1/20	13,698	11,938	13,867
2/20	13,143	12,153	13,263
3/20	11,766	12,082	12,092
4/20	12,684	12,297	12,955
5/20	13,167	12,354	13,338
6/20	13,408	12,432	13,573
7/20	13,928	12,617	14,021
8/20	14,375	12,515	14,420
9/20	14,121	12,509	14,169
10/20	13,940	12,453	14,004
11/20	15,027	12,575	15,029
12/20	15,499	12,592	15,445
1/21	15,359	12,502	15,402
2/21	15,651	12,321	15,594
3/21	15,867	12,168	15,813
4/21	16,375	12,264	16,239
5/21	16,527	12,304	16,390
6/21	16,654	12,390	16,514
7/21	16,806	12,529	16,644
8/21	17,009	12,505	16,865
9/21	16,540	12,397	16,459
10/21	17,035	12,393	16,907
11/21	16,730	12,430	16,688
12/21	17,152	12,398	17,093
1/22	16,497	12,131	16,460
2/22	16,155	11,996	16,235
3/22	16,128	11,662	16,268
4/22	15,200	11,220	15,376
5/22	15,295	11,292	15,436
6/22	14,435	11,115	14,632
7/22	15,200	11,387	15,336
8/22	14,708	11,065	14,909
9/22	13,697	10,587	13,963
10/22	14,148	10,450	14,428
11/22	14,885	10,834	15,157
12/22	14,484	10,785	14,849
1/23	15,249	11,117	15,565
2/23	14,867	10,829	15,252
3/23	15,146	11,104	15,550
4/23	15,308	11,172	15,696
5/23	15,087	11,050	15,522
6/23	15,558	11,011	15,941
7/23	15,838	11,003	16,227
8/23	15,588	10,933	15,976
9/23	15,073	10,655	15,496
10/23	14,749	10,487	15,163
11/23	15,706	10,962	16,107
12/23	16,388	11,381	16,778
1/24	16,404	11,350	16,793
2/24	16,679	11,190	17,026
3/24	17,047	11,293	17,354
4/24	16,572	11,008	16,916
5/24	17,001	11,194	17,380
6/24	17,108	11,300	17,581
7/24	17,476	11,564	17,954
8/24	17,797	11,731	18,261
9/24	18,042	11,888	18,565
10/24	17,675	11,593	18,162

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-5 Shares	19.84%	6.01%	5.86%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date 2025 Index	19.78%	6.22%	6.15%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2025 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,560,036
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate 32.4%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	50.30%
Domestic Equity Funds	35.63%
International Equity Funds	13.67%
Specialty Funds	0.41%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV858ARR5-0

Class A

PTCAX

Principal LifeTime 2030 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2030 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.33%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2030. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	Class A shares with maximum sales charge $17,694	S&P 1500 Index TR $33,085	S&P Target Date 2030 Index $19,416
10/14	9,627	10,000	10,000
11/14	9,735	10,252	10,113
12/14	9,659	10,246	10,024
1/15	9,598	9,952	9,960
2/15	9,961	10,519	10,345
3/15	9,901	10,388	10,282
4/15	10,002	10,456	10,382
5/15	10,042	10,596	10,431
6/15	9,867	10,406	10,250
7/15	9,961	10,598	10,365
8/15	9,484	9,965	9,876
9/15	9,255	9,709	9,667
10/15	9,712	10,500	10,174
11/15	9,692	10,547	10,176
12/15	9,534	10,349	9,994
1/16	9,124	9,826	9,642
2/16	9,065	9,828	9,614
3/16	9,549	10,511	10,146
4/16	9,637	10,561	10,226
5/16	9,703	10,754	10,307
6/16	9,696	10,785	10,351
7/16	9,989	11,192	10,645
8/16	10,011	11,214	10,667
9/16	10,040	11,213	10,701
10/16	9,857	10,993	10,518
11/16	9,930	11,464	10,648
12/16	10,050	11,698	10,828
1/17	10,270	11,909	11,005
2/17	10,483	12,360	11,233
3/17	10,551	12,369	11,310
4/17	10,719	12,494	11,440
5/17	10,878	12,638	11,588
6/17	10,924	12,735	11,650
7/17	11,152	12,983	11,851
8/17	11,220	12,994	11,869
9/17	11,395	13,301	12,070
10/17	11,577	13,605	12,246
11/17	11,752	14,030	12,456
12/17	11,861	14,170	12,581
1/18	12,334	14,939	12,981
2/18	11,869	14,380	12,577
3/18	11,765	14,067	12,462
4/18	11,821	14,118	12,519
5/18	11,901	14,492	12,655
6/18	11,853	14,582	12,636
7/18	12,125	15,102	12,889
8/18	12,230	15,601	13,042
9/18	12,238	15,654	13,034
10/18	11,468	14,538	12,305
11/18	11,572	14,842	12,472
12/18	10,940	13,467	11,827
1/19	11,640	14,577	12,541
2/19	11,916	15,060	12,801
3/19	12,071	15,304	12,938
4/19	12,399	15,923	13,250
5/19	11,933	14,884	12,735
6/19	12,520	15,940	13,338
7/19	12,572	16,165	13,394
8/19	12,503	15,870	13,262
9/19	12,624	16,185	13,455
10/19	12,823	16,523	13,691
11/19	13,073	17,114	13,928
12/19	13,342	17,628	14,237
1/20	13,333	17,575	14,173
2/20	12,710	16,108	13,419
3/20	11,235	14,001	12,047
4/20	12,206	15,806	13,022
5/20	12,719	16,580	13,462
6/20	12,967	16,909	13,727
7/20	13,526	17,847	14,225
8/20	14,002	19,080	14,717
9/20	13,727	18,357	14,416
10/20	13,526	17,938	14,226
11/20	14,717	19,966	15,434
12/20	15,240	20,787	15,933
1/21	15,094	20,647	15,890
2/21	15,444	21,293	16,156
3/21	15,707	22,224	16,448
4/21	16,261	23,378	16,951
5/21	16,426	23,543	17,129
6/21	16,562	24,032	17,257
7/21	16,718	24,544	17,385
8/21	16,941	25,268	17,657
9/21	16,416	24,117	17,178
10/21	16,999	25,769	17,721
11/21	16,650	25,547	17,441
12/21	17,133	26,700	17,941
1/22	16,394	25,274	17,213
2/22	15,971	24,602	16,961
3/22	15,982	25,462	17,056
4/22	14,957	23,270	16,041
5/22	15,031	23,329	16,106
6/22	14,112	21,384	15,144
7/22	14,947	23,379	15,968
8/22	14,408	22,437	15,482
9/22	13,352	20,367	14,390
10/22	13,859	22,066	14,975
11/22	14,651	23,298	15,817
12/22	14,194	21,953	15,436
1/23	15,039	23,388	16,267
2/23	14,622	22,833	15,916
3/23	14,889	23,525	16,235
4/23	15,062	23,835	16,403
5/23	14,831	23,879	16,203
6/23	15,398	25,498	16,754
7/23	15,699	26,345	17,117
8/23	15,410	25,889	16,815
9/23	14,831	24,641	16,254
10/23	14,472	24,054	15,866
11/23	15,525	26,238	16,956
12/23	16,287	27,544	17,719
1/24	16,275	27,912	17,733
2/24	16,624	29,397	18,080
3/24	17,021	30,383	18,474
4/24	16,467	29,097	17,958
5/24	16,949	30,531	18,509
6/24	17,069	31,496	18,738
7/24	17,466	32,029	19,158
8/24	17,815	32,728	19,514
9/24	18,067	33,399	19,858
10/24	17,694	33,085	19,416

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	22.27%	6.65%	6.28%
Class A Shares Including Sales Charge	17.66%	5.84%	5.87%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2030 Index	22.37%	7.24%	6.86%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2030 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$5,483,562
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate 38.7%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	42.26%
Fixed Income Funds	40.93%
International Equity Funds	16.33%
Specialty Funds	0.49%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV859ARA-0

Class J

PLTJX

Principal LifeTime 2030 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2030 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$18	0.16%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2030. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	Class J shares with maximum sales charge $18,717	S&P 1500 Index TR $33,085	S&P Target Date 2030 Index $19,416
10/14	10,000	10,000	10,000
11/14	10,112	10,252	10,113
12/14	10,032	10,246	10,024
1/15	9,969	9,952	9,960
2/15	10,349	10,519	10,345
3/15	10,292	10,388	10,282
4/15	10,391	10,456	10,382
5/15	10,440	10,596	10,431
6/15	10,257	10,406	10,250
7/15	10,356	10,598	10,365
8/15	9,857	9,965	9,876
9/15	9,625	9,709	9,667
10/15	10,096	10,500	10,174
11/15	10,082	10,547	10,176
12/15	9,912	10,349	9,994
1/16	9,490	9,826	9,642
2/16	9,429	9,828	9,614
3/16	9,935	10,511	10,146
4/16	10,027	10,561	10,226
5/16	10,096	10,754	10,307
6/16	10,088	10,785	10,351
7/16	10,395	11,192	10,645
8/16	10,418	11,214	10,667
9/16	10,449	11,213	10,701
10/16	10,265	10,993	10,518
11/16	10,342	11,464	10,648
12/16	10,470	11,698	10,828
1/17	10,701	11,909	11,005
2/17	10,931	12,360	11,233
3/17	10,995	12,369	11,310
4/17	11,170	12,494	11,440
5/17	11,345	12,638	11,588
6/17	11,393	12,735	11,650
7/17	11,632	12,983	11,851
8/17	11,704	12,994	11,869
9/17	11,895	13,301	12,070
10/17	12,086	13,605	12,246
11/17	12,269	14,030	12,456
12/17	12,376	14,170	12,581
1/18	12,881	14,939	12,981
2/18	12,393	14,380	12,577
3/18	12,284	14,067	12,462
4/18	12,351	14,118	12,519
5/18	12,435	14,492	12,655
6/18	12,393	14,582	12,636
7/18	12,671	15,102	12,889
8/18	12,780	15,601	13,042
9/18	12,789	15,654	13,034
10/18	11,989	14,538	12,305
11/18	12,107	14,842	12,472
12/18	11,443	13,467	11,827
1/19	12,180	14,577	12,541
2/19	12,471	15,060	12,801
3/19	12,635	15,304	12,938
4/19	12,980	15,923	13,250
5/19	12,489	14,884	12,735
6/19	13,117	15,940	13,338
7/19	13,171	16,165	13,394
8/19	13,099	15,870	13,262
9/19	13,226	16,185	13,455
10/19	13,435	16,523	13,691
11/19	13,699	17,114	13,928
12/19	13,981	17,628	14,237
1/20	13,981	17,575	14,173
2/20	13,332	16,108	13,419
3/20	11,784	14,001	12,047
4/20	12,810	15,806	13,022
5/20	13,342	16,580	13,462
6/20	13,603	16,909	13,727
7/20	14,194	17,847	14,225
8/20	14,697	19,080	14,717
9/20	14,416	18,357	14,416
10/20	14,194	17,938	14,226
11/20	15,461	19,966	15,434
12/20	16,012	20,787	15,933
1/21	15,858	20,647	15,890
2/21	16,228	21,293	16,156
3/21	16,506	22,224	16,448
4/21	17,092	23,378	16,951
5/21	17,267	23,543	17,129
6/21	17,411	24,032	17,257
7/21	17,586	24,544	17,385
8/21	17,822	25,268	17,657
9/21	17,267	24,117	17,178
10/21	17,884	25,769	17,721
11/21	17,514	25,547	17,441
12/21	18,033	26,700	17,941
1/22	17,249	25,274	17,213
2/22	16,812	24,602	16,961
3/22	16,824	25,462	17,056
4/22	15,748	23,270	16,041
5/22	15,838	23,329	16,106
6/22	14,863	21,384	15,144
7/22	15,748	23,379	15,968
8/22	15,177	22,437	15,482
9/22	14,068	20,367	14,390
10/22	14,606	22,066	14,975
11/22	15,446	23,298	15,817
12/22	14,968	21,953	15,436
1/23	15,867	23,388	16,267
2/23	15,424	22,833	15,916
3/23	15,707	23,525	16,235
4/23	15,891	23,835	16,403
5/23	15,645	23,879	16,203
6/23	16,248	25,498	16,754
7/23	16,568	26,345	17,117
8/23	16,273	25,889	16,815
9/23	15,658	24,641	16,254
10/23	15,276	24,054	15,866
11/23	16,408	26,238	16,956
12/23	17,204	27,544	17,719
1/24	17,204	27,912	17,733
2/24	17,576	29,397	18,080
3/24	17,999	30,383	18,474
4/24	17,409	29,097	17,958
5/24	17,922	30,531	18,509
6/24	18,050	31,496	18,738
7/24	18,473	32,029	19,158
8/24	18,845	32,728	19,514
9/24	19,127	33,399	19,858
10/24	18,717	33,085	19,416

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	22.52%	6.86%	6.47%
Class J Shares Including Sales Charge	21.52%	6.86%	6.47%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2030 Index	22.37%	7.24%	6.86%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2030 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$5,483,562
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate 38.7%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	42.26%
Fixed Income Funds	40.93%
International Equity Funds	16.33%
Specialty Funds	0.49%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV859ARJ-0

Institutional

PMTIX

Principal LifeTime 2030 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2030 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$1	0.01%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2030. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	Institutional shares at net asset value $19,067	S&P 1500 Index TR $33,085	S&P Target Date 2030 Index $19,416
10/14	10,000	10,000	10,000
11/14	10,125	10,252	10,113
12/14	10,041	10,246	10,024
1/15	9,984	9,952	9,960
2/15	10,364	10,519	10,345
3/15	10,307	10,388	10,282
4/15	10,413	10,456	10,382
5/15	10,462	10,596	10,431
6/15	10,279	10,406	10,250
7/15	10,385	10,598	10,365
8/15	9,886	9,965	9,876
9/15	9,654	9,709	9,667
10/15	10,132	10,500	10,174
11/15	10,111	10,547	10,176
12/15	9,945	10,349	9,994
1/16	9,523	9,826	9,642
2/16	9,469	9,828	9,614
3/16	9,976	10,511	10,146
4/16	10,068	10,561	10,226
5/16	10,145	10,754	10,307
6/16	10,137	10,785	10,351
7/16	10,445	11,192	10,645
8/16	10,476	11,214	10,667
9/16	10,506	11,213	10,701
10/16	10,322	10,993	10,518
11/16	10,399	11,464	10,648
12/16	10,531	11,698	10,828
1/17	10,763	11,909	11,005
2/17	10,994	12,360	11,233
3/17	11,066	12,369	11,310
4/17	11,242	12,494	11,440
5/17	11,418	12,638	11,588
6/17	11,466	12,735	11,650
7/17	11,706	12,983	11,851
8/17	11,777	12,994	11,869
9/17	11,977	13,301	12,070
10/17	12,169	13,605	12,246
11/17	12,353	14,030	12,456
12/17	12,471	14,170	12,581
1/18	12,979	14,939	12,981
2/18	12,488	14,380	12,577
3/18	12,378	14,067	12,462
4/18	12,446	14,118	12,519
5/18	12,530	14,492	12,655
6/18	12,488	14,582	12,636
7/18	12,776	15,102	12,889
8/18	12,894	15,601	13,042
9/18	12,902	15,654	13,034
10/18	12,090	14,538	12,305
11/18	12,217	14,842	12,472
12/18	11,545	13,467	11,827
1/19	12,296	14,577	12,541
2/19	12,589	15,060	12,801
3/19	12,754	15,304	12,938
4/19	13,102	15,923	13,250
5/19	12,617	14,884	12,735
6/19	13,239	15,940	13,338
7/19	13,303	16,165	13,394
8/19	13,230	15,870	13,262
9/19	13,367	16,185	13,455
10/19	13,578	16,523	13,691
11/19	13,843	17,114	13,928
12/19	14,130	17,628	14,237
1/20	14,130	17,575	14,173
2/20	13,477	16,108	13,419
3/20	11,917	14,001	12,047
4/20	12,950	15,806	13,022
5/20	13,487	16,580	13,462
6/20	13,770	16,909	13,727
7/20	14,355	17,847	14,225
8/20	14,872	19,080	14,717
9/20	14,589	18,357	14,416
10/20	14,364	17,938	14,226
11/20	15,642	19,966	15,434
12/20	16,209	20,787	15,933
1/21	16,054	20,647	15,890
2/21	16,438	21,293	16,156
3/21	16,718	22,224	16,448
4/21	17,309	23,378	16,951
5/21	17,486	23,543	17,129
6/21	17,642	24,032	17,257
7/21	17,818	24,544	17,385
8/21	18,057	25,268	17,657
9/21	17,507	24,117	17,178
10/21	18,129	25,769	17,721
11/21	17,756	25,547	17,441
12/21	18,278	26,700	17,941
1/22	17,497	25,274	17,213
2/22	17,055	24,602	16,961
3/22	17,067	25,462	17,056
4/22	15,980	23,270	16,041
5/22	16,071	23,329	16,106
6/22	15,086	21,384	15,144
7/22	15,980	23,379	15,968
8/22	15,414	22,437	15,482
9/22	14,283	20,367	14,390
10/22	14,826	22,066	14,975
11/22	15,686	23,298	15,817
12/22	15,207	21,953	15,436
1/23	16,117	23,388	16,267
2/23	15,668	22,833	15,916
3/23	15,967	23,525	16,235
4/23	16,154	23,835	16,403
5/23	15,905	23,879	16,203
6/23	16,515	25,498	16,754
7/23	16,839	26,345	17,117
8/23	16,540	25,889	16,815
9/23	15,930	24,641	16,254
10/23	15,544	24,054	15,866
11/23	16,690	26,238	16,956
12/23	17,508	27,544	17,719
1/24	17,508	27,912	17,733
2/24	17,885	29,397	18,080
3/24	18,314	30,383	18,474
4/24	17,716	29,097	17,958
5/24	18,249	30,531	18,509
6/24	18,379	31,496	18,738
7/24	18,820	32,029	19,158
8/24	19,184	32,728	19,514
9/24	19,470	33,399	19,858
10/24	19,067	33,085	19,416

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	22.67%	7.03%	6.67%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2030 Index	22.37%	7.24%	6.86%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2030 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$5,483,562
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate 38.7%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	42.26%
Fixed Income Funds	40.93%
International Equity Funds	16.33%
Specialty Funds	0.49%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV859ARI-0

R-1

PXASX

Principal LifeTime 2030 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2030 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$98	0.88%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2030. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	R-1 shares at net asset value $17,464	S&P 1500 Index TR $33,085	S&P Target Date 2030 Index $19,416
10/14	10,000	10,000	10,000
11/14	10,113	10,252	10,113
12/14	10,025	10,246	10,024
1/15	9,955	9,952	9,960
2/15	10,328	10,519	10,345
3/15	10,264	10,388	10,282
4/15	10,363	10,456	10,382
5/15	10,405	10,596	10,431
6/15	10,215	10,406	10,250
7/15	10,313	10,598	10,365
8/15	9,807	9,965	9,876
9/15	9,568	9,709	9,667
10/15	10,032	10,500	10,174
11/15	10,011	10,547	10,176
12/15	9,838	10,349	9,994
1/16	9,418	9,826	9,642
2/16	9,357	9,828	9,614
3/16	9,846	10,511	10,146
4/16	9,930	10,561	10,226
5/16	9,998	10,754	10,307
6/16	9,983	10,785	10,351
7/16	10,281	11,192	10,645
8/16	10,296	11,214	10,667
9/16	10,327	11,213	10,701
10/16	10,136	10,993	10,518
11/16	10,205	11,464	10,648
12/16	10,324	11,698	10,828
1/17	10,544	11,909	11,005
2/17	10,764	12,360	11,233
3/17	10,827	12,369	11,310
4/17	10,992	12,494	11,440
5/17	11,150	12,638	11,588
6/17	11,197	12,735	11,650
7/17	11,425	12,983	11,851
8/17	11,488	12,994	11,869
9/17	11,661	13,301	12,070
10/17	11,842	13,605	12,246
11/17	12,015	14,030	12,456
12/17	12,120	14,170	12,581
1/18	12,607	14,939	12,981
2/18	12,120	14,380	12,577
3/18	12,013	14,067	12,462
4/18	12,062	14,118	12,519
5/18	12,137	14,492	12,655
6/18	12,087	14,582	12,636
7/18	12,351	15,102	12,889
8/18	12,459	15,601	13,042
9/18	12,459	15,654	13,034
10/18	11,666	14,538	12,305
11/18	11,773	14,842	12,472
12/18	11,121	13,467	11,827
1/19	11,838	14,577	12,541
2/19	12,112	15,060	12,801
3/19	12,263	15,304	12,938
4/19	12,590	15,923	13,250
5/19	12,112	14,884	12,735
6/19	12,705	15,940	13,338
7/19	12,749	16,165	13,394
8/19	12,669	15,870	13,262
9/19	12,793	16,185	13,455
10/19	12,988	16,523	13,691
11/19	13,236	17,114	13,928
12/19	13,496	17,628	14,237
1/20	13,487	17,575	14,173
2/20	12,851	16,108	13,419
3/20	11,356	14,001	12,047
4/20	12,337	15,806	13,022
5/20	12,842	16,580	13,462
6/20	13,094	16,909	13,727
7/20	13,645	17,847	14,225
8/20	14,122	19,080	14,717
9/20	13,842	18,357	14,416
10/20	13,627	17,938	14,226
11/20	14,823	19,966	15,434
12/20	15,343	20,787	15,933
1/21	15,185	20,647	15,890
2/21	15,541	21,293	16,156
3/21	15,798	22,224	16,448
4/21	16,341	23,378	16,951
5/21	16,499	23,543	17,129
6/21	16,627	24,032	17,257
7/21	16,785	24,544	17,385
8/21	17,002	25,268	17,657
9/21	16,459	24,117	17,178
10/21	17,042	25,769	17,721
11/21	16,676	25,547	17,441
12/21	17,162	26,700	17,941
1/22	16,404	25,274	17,213
2/22	15,976	24,602	16,961
3/22	15,987	25,462	17,056
4/22	14,962	23,270	16,041
5/22	15,026	23,329	16,106
6/22	14,097	21,384	15,144
7/22	14,919	23,379	15,968
8/22	14,374	22,437	15,482
9/22	13,317	20,367	14,390
10/22	13,819	22,066	14,975
11/22	14,609	23,298	15,817
12/22	14,140	21,953	15,436
1/23	14,979	23,388	16,267
2/23	14,559	22,833	15,916
3/23	14,816	23,525	16,235
4/23	14,979	23,835	16,403
5/23	14,746	23,879	16,203
6/23	15,294	25,498	16,754
7/23	15,585	26,345	17,117
8/23	15,305	25,889	16,815
9/23	14,723	24,641	16,254
10/23	14,350	24,054	15,866
11/23	15,399	26,238	16,956
12/23	16,137	27,544	17,719
1/24	16,137	27,912	17,733
2/24	16,463	29,397	18,080
3/24	16,861	30,383	18,474
4/24	16,294	29,097	17,958
5/24	16,764	30,531	18,509
6/24	16,885	31,496	18,738
7/24	17,259	32,029	19,158
8/24	17,597	32,728	19,514
9/24	17,838	33,399	19,858
10/24	17,464	33,085	19,416

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-1 Shares	21.70%	6.10%	5.73%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2030 Index	22.37%	7.24%	6.86%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2030 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$5,483,562
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate 38.7%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	42.26%
Fixed Income Funds	40.93%
International Equity Funds	16.33%
Specialty Funds	0.49%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV859ARR1-0

R-3

PTCMX

Principal LifeTime 2030 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2030 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$63	0.57%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2030. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	R-3 shares at net asset value $18,011	S&P 1500 Index TR $33,085	S&P Target Date 2030 Index $19,416
10/14	10,000	10,000	10,000
11/14	10,112	10,252	10,113
12/14	10,025	10,246	10,024
1/15	9,962	9,952	9,960
2/15	10,341	10,519	10,345
3/15	10,278	10,388	10,282
4/15	10,377	10,456	10,382
5/15	10,419	10,596	10,431
6/15	10,236	10,406	10,250
7/15	10,334	10,598	10,365
8/15	9,836	9,965	9,876
9/15	9,597	9,709	9,667
10/15	10,067	10,500	10,174
11/15	10,046	10,547	10,176
12/15	9,874	10,349	9,994
1/16	9,454	9,826	9,642
2/16	9,393	9,828	9,614
3/16	9,890	10,511	10,146
4/16	9,982	10,561	10,226
5/16	10,050	10,754	10,307
6/16	10,035	10,785	10,351
7/16	10,341	11,192	10,645
8/16	10,356	11,214	10,667
9/16	10,387	11,213	10,701
10/16	10,203	10,993	10,518
11/16	10,272	11,464	10,648
12/16	10,391	11,698	10,828
1/17	10,620	11,909	11,005
2/17	10,842	12,360	11,233
3/17	10,905	12,369	11,310
4/17	11,079	12,494	11,440
5/17	11,245	12,638	11,588
6/17	11,284	12,735	11,650
7/17	11,522	12,983	11,851
8/17	11,585	12,994	11,869
9/17	11,775	13,301	12,070
10/17	11,957	13,605	12,246
11/17	12,131	14,030	12,456
12/17	12,242	14,170	12,581
1/18	12,733	14,939	12,981
2/18	12,250	14,380	12,577
3/18	12,142	14,067	12,462
4/18	12,200	14,118	12,519
5/18	12,275	14,492	12,655
6/18	12,225	14,582	12,636
7/18	12,500	15,102	12,889
8/18	12,608	15,601	13,042
9/18	12,608	15,654	13,034
10/18	11,817	14,538	12,305
11/18	11,925	14,842	12,472
12/18	11,274	13,467	11,827
1/19	11,999	14,577	12,541
2/19	12,277	15,060	12,801
3/19	12,429	15,304	12,938
4/19	12,769	15,923	13,250
5/19	12,285	14,884	12,735
6/19	12,894	15,940	13,338
7/19	12,939	16,165	13,394
8/19	12,868	15,870	13,262
9/19	12,993	16,185	13,455
10/19	13,190	16,523	13,691
11/19	13,441	17,114	13,928
12/19	13,717	17,628	14,237
1/20	13,708	17,575	14,173
2/20	13,072	16,108	13,419
3/20	11,545	14,001	12,047
4/20	12,550	15,806	13,022
5/20	13,062	16,580	13,462
6/20	13,328	16,909	13,727
7/20	13,888	17,847	14,225
8/20	14,381	19,080	14,717
9/20	14,096	18,357	14,416
10/20	13,878	17,938	14,226
11/20	15,111	19,966	15,434
12/20	15,644	20,787	15,933
1/21	15,493	20,647	15,890
2/21	15,845	21,293	16,156
3/21	16,116	22,224	16,448
4/21	16,679	23,378	16,951
5/21	16,840	23,543	17,129
6/21	16,980	24,032	17,257
7/21	17,141	24,544	17,385
8/21	17,362	25,268	17,657
9/21	16,819	24,117	17,178
10/21	17,412	25,769	17,721
11/21	17,051	25,547	17,441
12/21	17,544	26,700	17,941
1/22	16,780	25,274	17,213
2/22	16,355	24,602	16,961
3/22	16,366	25,462	17,056
4/22	15,309	23,270	16,041
5/22	15,385	23,329	16,106
6/22	14,436	21,384	15,144
7/22	15,287	23,379	15,968
8/22	14,742	22,437	15,482
9/22	13,651	20,367	14,390
10/22	14,164	22,066	14,975
11/22	14,981	23,298	15,817
12/22	14,508	21,953	15,436
1/23	15,367	23,388	16,267
2/23	14,949	22,833	15,916
3/23	15,212	23,525	16,235
4/23	15,379	23,835	16,403
5/23	15,152	23,879	16,203
6/23	15,713	25,498	16,754
7/23	16,023	26,345	17,117
8/23	15,725	25,889	16,815
9/23	15,140	24,641	16,254
10/23	14,758	24,054	15,866
11/23	15,844	26,238	16,956
12/23	16,613	27,544	17,719
1/24	16,600	27,912	17,733
2/24	16,959	29,397	18,080
3/24	17,355	30,383	18,474
4/24	16,786	29,097	17,958
5/24	17,269	30,531	18,509
6/24	17,392	31,496	18,738
7/24	17,801	32,029	19,158
8/24	18,148	32,728	19,514
9/24	18,408	33,399	19,858
10/24	18,011	33,085	19,416

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-3 Shares	22.04%	6.43%	6.06%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2030 Index	22.37%	7.24%	6.86%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2030 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$5,483,562
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate 38.7%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	42.26%
Fixed Income Funds	40.93%
International Equity Funds	16.33%
Specialty Funds	0.49%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV859ARR3-0

R-4

PTCSX

Principal LifeTime 2030 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2030 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$42	0.38%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2030. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	R-4 shares at net asset value $18,367	S&P 1500 Index TR $33,085	S&P Target Date 2030 Index $19,416
10/14	10,000	10,000	10,000
11/14	10,116	10,252	10,113
12/14	10,033	10,246	10,024
1/15	9,971	9,952	9,960
2/15	10,347	10,519	10,345
3/15	10,286	10,388	10,282
4/15	10,389	10,456	10,382
5/15	10,436	10,596	10,431
6/15	10,252	10,406	10,250
7/15	10,354	10,598	10,365
8/15	9,848	9,965	9,876
9/15	9,616	9,709	9,667
10/15	10,088	10,500	10,174
11/15	10,067	10,547	10,176
12/15	9,904	10,349	9,994
1/16	9,480	9,826	9,642
2/16	9,420	9,828	9,614
3/16	9,919	10,511	10,146
4/16	10,008	10,561	10,226
5/16	10,082	10,754	10,307
6/16	10,075	10,785	10,351
7/16	10,373	11,192	10,645
8/16	10,395	11,214	10,667
9/16	10,425	11,213	10,701
10/16	10,239	10,993	10,518
11/16	10,313	11,464	10,648
12/16	10,441	11,698	10,828
1/17	10,672	11,909	11,005
2/17	10,895	12,360	11,233
3/17	10,957	12,369	11,310
4/17	11,134	12,494	11,440
5/17	11,303	12,638	11,588
6/17	11,349	12,735	11,650
7/17	11,588	12,983	11,851
8/17	11,650	12,994	11,869
9/17	11,842	13,301	12,070
10/17	12,027	13,605	12,246
11/17	12,212	14,030	12,456
12/17	12,315	14,170	12,581
1/18	12,818	14,939	12,981
2/18	12,332	14,380	12,577
3/18	12,218	14,067	12,462
4/18	12,283	14,118	12,519
5/18	12,356	14,492	12,655
6/18	12,315	14,582	12,636
7/18	12,591	15,102	12,889
8/18	12,705	15,601	13,042
9/18	12,705	15,654	13,034
10/18	11,910	14,538	12,305
11/18	12,024	14,842	12,472
12/18	11,362	13,467	11,827
1/19	12,094	14,577	12,541
2/19	12,381	15,060	12,801
3/19	12,538	15,304	12,938
4/19	12,878	15,923	13,250
5/19	12,399	14,884	12,735
6/19	13,009	15,940	13,338
7/19	13,061	16,165	13,394
8/19	12,982	15,870	13,262
9/19	13,113	16,185	13,455
10/19	13,314	16,523	13,691
11/19	13,575	17,114	13,928
12/19	13,862	17,628	14,237
1/20	13,853	17,575	14,173
2/20	13,207	16,108	13,419
3/20	11,667	14,001	12,047
4/20	12,681	15,806	13,022
5/20	13,207	16,580	13,462
6/20	13,474	16,909	13,727
7/20	14,046	17,847	14,225
8/20	14,544	19,080	14,717
9/20	14,258	18,357	14,416
10/20	14,046	17,938	14,226
11/20	15,282	19,966	15,434
12/20	15,828	20,787	15,933
1/21	15,672	20,647	15,890
2/21	16,043	21,293	16,156
3/21	16,316	22,224	16,448
4/21	16,882	23,378	16,951
5/21	17,057	23,543	17,129
6/21	17,194	24,032	17,257
7/21	17,360	24,544	17,385
8/21	17,594	25,268	17,657
9/21	17,048	24,117	17,178
10/21	17,653	25,769	17,721
11/21	17,282	25,547	17,441
12/21	17,795	26,700	17,941
1/22	17,023	25,274	17,213
2/22	16,580	24,602	16,961
3/22	16,601	25,462	17,056
4/22	15,533	23,270	16,041
5/22	15,607	23,329	16,106
6/22	14,656	21,384	15,144
7/22	15,523	23,379	15,968
8/22	14,963	22,437	15,482
9/22	13,864	20,367	14,390
10/22	14,382	22,066	14,975
11/22	15,216	23,298	15,817
12/22	14,743	21,953	15,436
1/23	15,620	23,388	16,267
2/23	15,182	22,833	15,916
3/23	15,458	23,525	16,235
4/23	15,631	23,835	16,403
5/23	15,401	23,879	16,203
6/23	15,978	25,498	16,754
7/23	16,289	26,345	17,117
8/23	16,001	25,889	16,815
9/23	15,401	24,641	16,254
10/23	15,020	24,054	15,866
11/23	16,127	26,238	16,956
12/23	16,907	27,544	17,719
1/24	16,907	27,912	17,733
2/24	17,266	29,397	18,080
3/24	17,673	30,383	18,474
4/24	17,098	29,097	17,958
5/24	17,589	30,531	18,509
6/24	17,721	31,496	18,738
7/24	18,127	32,029	19,158
8/24	18,486	32,728	19,514
9/24	18,761	33,399	19,858
10/24	18,367	33,085	19,416

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-4 Shares	22.28%	6.65%	6.27%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2030 Index	22.37%	7.24%	6.86%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2030 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$5,483,562
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate 38.7%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	42.26%
Fixed Income Funds	40.93%
International Equity Funds	16.33%
Specialty Funds	0.49%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV859ARR4-0

R-5

PTCPX

Principal LifeTime 2030 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2030 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$29	0.26%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2030. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	R-5 shares at net asset value $18,579	S&P 1500 Index TR $33,085	S&P Target Date 2030 Index $19,416
10/14	10,000	10,000	10,000
11/14	10,118	10,252	10,113
12/14	10,037	10,246	10,024
1/15	9,974	9,952	9,960
2/15	10,353	10,519	10,345
3/15	10,297	10,388	10,282
4/15	10,395	10,456	10,382
5/15	10,444	10,596	10,431
6/15	10,261	10,406	10,250
7/15	10,360	10,598	10,365
8/15	9,861	9,965	9,876
9/15	9,630	9,709	9,667
10/15	10,100	10,500	10,174
11/15	10,086	10,547	10,176
12/15	9,915	10,349	9,994
1/16	9,494	9,826	9,642
2/16	9,432	9,828	9,614
3/16	9,938	10,511	10,146
4/16	10,030	10,561	10,226
5/16	10,099	10,754	10,307
6/16	10,091	10,785	10,351
7/16	10,398	11,192	10,645
8/16	10,421	11,214	10,667
9/16	10,452	11,213	10,701
10/16	10,268	10,993	10,518
11/16	10,344	11,464	10,648
12/16	10,463	11,698	10,828
1/17	10,701	11,909	11,005
2/17	10,923	12,360	11,233
3/17	10,995	12,369	11,310
4/17	11,170	12,494	11,440
5/17	11,336	12,638	11,588
6/17	11,384	12,735	11,650
7/17	11,622	12,983	11,851
8/17	11,694	12,994	11,869
9/17	11,885	13,301	12,070
10/17	12,067	13,605	12,246
11/17	12,250	14,030	12,456
12/17	12,368	14,170	12,581
1/18	12,863	14,939	12,981
2/18	12,376	14,380	12,577
3/18	12,267	14,067	12,462
4/18	12,334	14,118	12,519
5/18	12,410	14,492	12,655
6/18	12,368	14,582	12,636
7/18	12,644	15,102	12,889
8/18	12,762	15,601	13,042
9/18	12,770	15,654	13,034
10/18	11,965	14,538	12,305
11/18	12,082	14,842	12,472
12/18	11,419	13,467	11,827
1/19	12,152	14,577	12,541
2/19	12,442	15,060	12,801
3/19	12,605	15,304	12,938
4/19	12,949	15,923	13,250
5/19	12,460	14,884	12,735
6/19	13,076	15,940	13,338
7/19	13,140	16,165	13,394
8/19	13,058	15,870	13,262
9/19	13,194	16,185	13,455
10/19	13,393	16,523	13,691
11/19	13,656	17,114	13,928
12/19	13,941	17,628	14,237
1/20	13,931	17,575	14,173
2/20	13,287	16,108	13,419
3/20	11,747	14,001	12,047
4/20	12,767	15,806	13,022
5/20	13,296	16,580	13,462
6/20	13,566	16,909	13,727
7/20	14,143	17,847	14,225
8/20	14,653	19,080	14,717
9/20	14,364	18,357	14,416
10/20	14,143	17,938	14,226
11/20	15,394	19,966	15,434
12/20	15,944	20,787	15,933
1/21	15,791	20,647	15,890
2/21	16,159	21,293	16,156
3/21	16,445	22,224	16,448
4/21	17,017	23,378	16,951
5/21	17,191	23,543	17,129
6/21	17,334	24,032	17,257
7/21	17,507	24,544	17,385
8/21	17,742	25,268	17,657
9/21	17,191	24,117	17,178
10/21	17,803	25,769	17,721
11/21	17,436	25,547	17,441
12/21	17,947	26,700	17,941
1/22	17,169	25,274	17,213
2/22	16,725	24,602	16,961
3/22	16,747	25,462	17,056
4/22	15,669	23,270	16,041
5/22	15,758	23,329	16,106
6/22	14,791	21,384	15,144
7/22	15,658	23,379	15,968
8/22	15,102	22,437	15,482
9/22	13,991	20,367	14,390
10/22	14,524	22,066	14,975
11/22	15,358	23,298	15,817
12/22	14,884	21,953	15,436
1/23	15,774	23,388	16,267
2/23	15,335	22,833	15,916
3/23	15,616	23,525	16,235
4/23	15,799	23,835	16,403
5/23	15,555	23,879	16,203
6/23	16,153	25,498	16,754
7/23	16,470	26,345	17,117
8/23	16,165	25,889	16,815
9/23	15,567	24,641	16,254
10/23	15,177	24,054	15,866
11/23	16,299	26,238	16,956
12/23	17,094	27,544	17,719
1/24	17,094	27,912	17,733
2/24	17,450	29,397	18,080
3/24	17,869	30,383	18,474
4/24	17,285	29,097	17,958
5/24	17,792	30,531	18,509
6/24	17,932	31,496	18,738
7/24	18,351	32,029	19,158
8/24	18,706	32,728	19,514
9/24	18,985	33,399	19,858
10/24	18,579	33,085	19,416

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-5 Shares	22.42%	6.77%	6.39%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2030 Index	22.37%	7.24%	6.86%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2030 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$5,483,562
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate 38.7%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	42.26%
Fixed Income Funds	40.93%
International Equity Funds	16.33%
Specialty Funds	0.49%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV859ARR5-0

Institutional

LTIUX

Principal LifeTime 2035 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2035 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$1	0.01%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2035. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	Institutional shares at net asset value $20,082	S&P 1500 Index TR $33,085	S&P Target Date 2035 Index $20,775
10/14	10,000	10,000	10,000
11/14	10,132	10,252	10,120
12/14	10,047	10,246	10,023
1/15	9,967	9,952	9,939
2/15	10,382	10,519	10,362
3/15	10,311	10,388	10,293
4/15	10,417	10,456	10,402
5/15	10,478	10,596	10,460
6/15	10,311	10,406	10,269
7/15	10,408	10,598	10,389
8/15	9,879	9,965	9,861
9/15	9,641	9,709	9,632
10/15	10,152	10,500	10,178
11/15	10,135	10,547	10,183
12/15	9,967	10,349	9,988
1/16	9,492	9,826	9,598
2/16	9,427	9,828	9,561
3/16	9,948	10,511	10,127
4/16	10,042	10,561	10,212
5/16	10,116	10,754	10,300
6/16	10,088	10,785	10,332
7/16	10,414	11,192	10,649
8/16	10,432	11,214	10,675
9/16	10,460	11,213	10,710
10/16	10,265	10,993	10,516
11/16	10,377	11,464	10,678
12/16	10,499	11,698	10,873
1/17	10,751	11,909	11,064
2/17	10,984	12,360	11,310
3/17	11,061	12,369	11,395
4/17	11,246	12,494	11,532
5/17	11,420	12,638	11,690
6/17	11,488	12,735	11,762
7/17	11,741	12,983	11,987
8/17	11,808	12,994	11,998
9/17	12,032	13,301	12,230
10/17	12,245	13,605	12,430
11/17	12,459	14,030	12,667
12/17	12,567	14,170	12,805
1/18	13,120	14,939	13,277
2/18	12,629	14,380	12,824
3/18	12,516	14,067	12,684
4/18	12,577	14,118	12,756
5/18	12,690	14,492	12,902
6/18	12,649	14,582	12,877
7/18	12,946	15,102	13,165
8/18	13,110	15,601	13,332
9/18	13,110	15,654	13,330
10/18	12,250	14,538	12,496
11/18	12,383	14,842	12,682
12/18	11,644	13,467	11,924
1/19	12,460	14,577	12,722
2/19	12,780	15,060	13,018
3/19	12,934	15,304	13,149
4/19	13,309	15,923	13,505
5/19	12,758	14,884	12,889
6/19	13,431	15,940	13,567
7/19	13,497	16,165	13,624
8/19	13,409	15,870	13,433
9/19	13,552	16,185	13,665
10/19	13,773	16,523	13,936
11/19	14,070	17,114	14,207
12/19	14,377	17,628	14,568
1/20	14,330	17,575	14,460
2/20	13,572	16,108	13,558
3/20	11,880	14,001	11,990
4/20	13,016	15,806	13,066
5/20	13,620	16,580	13,556
6/20	13,915	16,909	13,855
7/20	14,554	17,847	14,408
8/20	15,122	19,080	15,004
9/20	14,815	18,357	14,645
10/20	14,602	17,938	14,429
11/20	15,998	19,966	15,840
12/20	16,635	20,787	16,431
1/21	16,498	20,647	16,391
2/21	16,934	21,293	16,747
3/21	17,258	22,224	17,126
4/21	17,919	23,378	17,716
5/21	18,106	23,543	17,924
6/21	18,281	24,032	18,059
7/21	18,468	24,544	18,184
8/21	18,767	25,268	18,523
9/21	18,119	24,117	17,949
10/21	18,829	25,769	18,617
11/21	18,381	25,547	18,263
12/21	18,983	26,700	18,884
1/22	18,087	25,274	18,042
2/22	17,606	24,602	17,750
3/22	17,686	25,462	17,935
4/22	16,469	23,270	16,764
5/22	16,550	23,329	16,836
6/22	15,454	21,384	15,684
7/22	16,456	23,379	16,649
8/22	15,841	22,437	16,090
9/22	14,598	20,367	14,822
10/22	15,280	22,066	15,544
11/22	16,229	23,298	16,524
12/22	15,666	21,953	16,054
1/23	16,672	23,388	17,029
2/23	16,198	22,833	16,627
3/23	16,485	23,525	16,966
4/23	16,701	23,835	17,162
5/23	16,442	23,879	16,929
6/23	17,175	25,498	17,625
7/23	17,563	26,345	18,078
8/23	17,218	25,889	17,714
9/23	16,543	24,641	17,072
10/23	16,126	24,054	16,624
11/23	17,391	26,238	17,873
12/23	18,255	27,544	18,724
1/24	18,255	27,912	18,748
2/24	18,750	29,397	19,230
3/24	19,244	30,383	19,703
4/24	18,600	29,097	19,112
5/24	19,184	30,531	19,762
6/24	19,334	31,496	20,014
7/24	19,798	32,029	20,473
8/24	20,202	32,728	20,877
9/24	20,517	33,399	21,266
10/24	20,082	33,085	20,775

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	24.53%	7.84%	7.22%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2035 Index	24.97%	8.31%	7.59%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2035 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,988,066
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate 36.5%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	48.69%
Fixed Income Funds	32.57%
International Equity Funds	18.75%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV860ARI-0

R-1

LTANX

Principal LifeTime 2035 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2035 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$98	0.88%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2035. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	R-1 shares at net asset value $18,388	S&P 1500 Index TR $33,085	S&P Target Date 2035 Index $20,775
10/14	10,000	10,000	10,000
11/14	10,117	10,252	10,120
12/14	10,030	10,246	10,023
1/15	9,941	9,952	9,939
2/15	10,342	10,519	10,362
3/15	10,271	10,388	10,293
4/15	10,369	10,456	10,402
5/15	10,422	10,596	10,460
6/15	10,244	10,406	10,269
7/15	10,342	10,598	10,389
8/15	9,808	9,965	9,861
9/15	9,558	9,709	9,632
10/15	10,057	10,500	10,178
11/15	10,039	10,547	10,183
12/15	9,864	10,349	9,988
1/16	9,388	9,826	9,598
2/16	9,313	9,828	9,561
3/16	9,827	10,511	10,127
4/16	9,910	10,561	10,212
5/16	9,976	10,754	10,300
6/16	9,938	10,785	10,332
7/16	10,246	11,192	10,649
8/16	10,256	11,214	10,675
9/16	10,284	11,213	10,710
10/16	10,078	10,993	10,516
11/16	10,190	11,464	10,678
12/16	10,305	11,698	10,873
1/17	10,537	11,909	11,064
2/17	10,759	12,360	11,310
3/17	10,836	12,369	11,395
4/17	11,000	12,494	11,532
5/17	11,164	12,638	11,690
6/17	11,222	12,735	11,762
7/17	11,464	12,983	11,987
8/17	11,522	12,994	11,998
9/17	11,725	13,301	12,230
10/17	11,927	13,605	12,430
11/17	12,121	14,030	12,667
12/17	12,226	14,170	12,805
1/18	12,752	14,939	13,277
2/18	12,266	14,380	12,824
3/18	12,145	14,067	12,684
4/18	12,195	14,118	12,756
5/18	12,297	14,492	12,902
6/18	12,256	14,582	12,877
7/18	12,529	15,102	13,165
8/18	12,671	15,601	13,332
9/18	12,671	15,654	13,330
10/18	11,831	14,538	12,496
11/18	11,953	14,842	12,682
12/18	11,223	13,467	11,924
1/19	12,011	14,577	12,722
2/19	12,303	15,060	13,018
3/19	12,443	15,304	13,149
4/19	12,789	15,923	13,505
5/19	12,260	14,884	12,889
6/19	12,897	15,940	13,567
7/19	12,951	16,165	13,624
8/19	12,854	15,870	13,433
9/19	12,983	16,185	13,665
10/19	13,178	16,523	13,936
11/19	13,459	17,114	14,207
12/19	13,748	17,628	14,568
1/20	13,690	17,575	14,460
2/20	12,954	16,108	13,558
3/20	11,332	14,001	11,990
4/20	12,413	15,806	13,066
5/20	12,966	16,580	13,556
6/20	13,242	16,909	13,855
7/20	13,840	17,847	14,408
8/20	14,369	19,080	15,004
9/20	14,070	18,357	14,645
10/20	13,851	17,938	14,429
11/20	15,163	19,966	15,840
12/20	15,758	20,787	16,431
1/21	15,626	20,647	16,391
2/21	16,023	21,293	16,747
3/21	16,312	22,224	17,126
4/21	16,926	23,378	17,716
5/21	17,083	23,543	17,924
6/21	17,239	24,032	18,059
7/21	17,408	24,544	18,184
8/21	17,684	25,268	18,523
9/21	17,058	24,117	17,949
10/21	17,709	25,769	18,617
11/21	17,275	25,547	18,263
12/21	17,829	26,700	18,884
1/22	16,971	25,274	18,042
2/22	16,509	24,602	17,750
3/22	16,573	25,462	17,935
4/22	15,420	23,270	16,764
5/22	15,484	23,329	16,836
6/22	14,445	21,384	15,684
7/22	15,381	23,379	16,649
8/22	14,792	22,437	16,090
9/22	13,625	20,367	14,822
10/22	14,240	22,066	15,544
11/22	15,112	23,298	16,524
12/22	14,574	21,953	16,054
1/23	15,505	23,388	17,029
2/23	15,053	22,833	16,627
3/23	15,313	23,525	16,966
4/23	15,505	23,835	17,162
5/23	15,245	23,879	16,929
6/23	15,915	25,498	17,625
7/23	16,257	26,345	18,078
8/23	15,929	25,889	17,714
9/23	15,299	24,641	17,072
10/23	14,902	24,054	16,624
11/23	16,052	26,238	17,873
12/23	16,845	27,544	18,724
1/24	16,845	27,912	18,748
2/24	17,270	29,397	19,230
3/24	17,722	30,383	19,703
4/24	17,114	29,097	19,112
5/24	17,638	30,531	19,762
6/24	17,765	31,496	20,014
7/24	18,175	32,029	20,473
8/24	18,529	32,728	20,877
9/24	18,798	33,399	21,266
10/24	18,388	33,085	20,775

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-1 Shares	23.39%	6.89%	6.28%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2035 Index	24.97%	8.31%	7.59%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2035 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,988,066
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate 36.5%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	48.69%
Fixed Income Funds	32.57%
International Equity Funds	18.75%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV860ARR1-0

R-3

LTAOX

Principal LifeTime 2035 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2035 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$64	0.57%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2035. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	R-3 shares at net asset value $18,970	S&P 1500 Index TR $33,085	S&P Target Date 2035 Index $20,775
10/14	10,000	10,000	10,000
11/14	10,117	10,252	10,120
12/14	10,037	10,246	10,023
1/15	9,948	9,952	9,939
2/15	10,358	10,519	10,362
3/15	10,286	10,388	10,293
4/15	10,384	10,456	10,402
5/15	10,447	10,596	10,460
6/15	10,269	10,406	10,269
7/15	10,366	10,598	10,389
8/15	9,833	9,965	9,861
9/15	9,583	9,709	9,632
10/15	10,091	10,500	10,178
11/15	10,073	10,547	10,183
12/15	9,904	10,349	9,988
1/16	9,427	9,826	9,598
2/16	9,352	9,828	9,561
3/16	9,867	10,511	10,127
4/16	9,951	10,561	10,212
5/16	10,026	10,754	10,300
6/16	9,988	10,785	10,332
7/16	10,306	11,192	10,649
8/16	10,316	11,214	10,675
9/16	10,344	11,213	10,710
10/16	10,147	10,993	10,516
11/16	10,250	11,464	10,678
12/16	10,373	11,698	10,873
1/17	10,606	11,909	11,064
2/17	10,839	12,360	11,310
3/17	10,917	12,369	11,395
4/17	11,091	12,494	11,532
5/17	11,256	12,638	11,690
6/17	11,315	12,735	11,762
7/17	11,557	12,983	11,987
8/17	11,615	12,994	11,998
9/17	11,829	13,301	12,230
10/17	12,033	13,605	12,430
11/17	12,237	14,030	12,667
12/17	12,349	14,170	12,805
1/18	12,879	14,939	13,277
2/18	12,390	14,380	12,824
3/18	12,278	14,067	12,684
4/18	12,329	14,118	12,756
5/18	12,441	14,492	12,902
6/18	12,390	14,582	12,877
7/18	12,675	15,102	13,165
8/18	12,828	15,601	13,332
9/18	12,828	15,654	13,330
10/18	11,982	14,538	12,496
11/18	12,104	14,842	12,682
12/18	11,368	13,467	11,924
1/19	12,165	14,577	12,722
2/19	12,471	15,060	13,018
3/19	12,624	15,304	13,149
4/19	12,973	15,923	13,505
5/19	12,438	14,884	12,889
6/19	13,083	15,940	13,567
7/19	13,148	16,165	13,624
8/19	13,039	15,870	13,433
9/19	13,181	16,185	13,665
10/19	13,388	16,523	13,936
11/19	13,672	17,114	14,207
12/19	13,969	17,628	14,568
1/20	13,911	17,575	14,460
2/20	13,176	16,108	13,558
3/20	11,530	14,001	11,990
4/20	12,627	15,806	13,066
5/20	13,199	16,580	13,556
6/20	13,479	16,909	13,855
7/20	14,098	17,847	14,408
8/20	14,634	19,080	15,004
9/20	14,331	18,357	14,645
10/20	14,109	17,938	14,429
11/20	15,451	19,966	15,840
12/20	16,071	20,787	16,431
1/21	15,924	20,647	16,391
2/21	16,340	21,293	16,747
3/21	16,647	22,224	17,126
4/21	17,271	23,378	17,716
5/21	17,443	23,543	17,924
6/21	17,602	24,032	18,059
7/21	17,773	24,544	18,184
8/21	18,055	25,268	18,523
9/21	17,430	24,117	17,949
10/21	18,104	25,769	18,617
11/21	17,663	25,547	18,263
12/21	18,232	26,700	18,884
1/22	17,369	25,274	18,042
2/22	16,898	24,602	17,750
3/22	16,951	25,462	17,935
4/22	15,787	23,270	16,764
5/22	15,865	23,329	16,836
6/22	14,793	21,384	15,684
7/22	15,760	23,379	16,649
8/22	15,159	22,437	16,090
9/22	13,955	20,367	14,822
10/22	14,609	22,066	15,544
11/22	15,499	23,298	16,524
12/22	14,954	21,953	16,054
1/23	15,906	23,388	17,029
2/23	15,458	22,833	16,627
3/23	15,724	23,525	16,966
4/23	15,920	23,835	17,162
5/23	15,668	23,879	16,929
6/23	16,354	25,498	17,625
7/23	16,718	26,345	18,078
8/23	16,382	25,889	17,714
9/23	15,738	24,641	17,072
10/23	15,332	24,054	16,624
11/23	16,522	26,238	17,873
12/23	17,329	27,544	18,724
1/24	17,329	27,912	18,748
2/24	17,779	29,397	19,230
3/24	18,244	30,383	19,703
4/24	17,619	29,097	19,112
5/24	18,171	30,531	19,762
6/24	18,302	31,496	20,014
7/24	18,723	32,029	20,473
8/24	19,116	32,728	20,877
9/24	19,392	33,399	21,266
10/24	18,970	33,085	20,775

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-3 Shares	23.73%	7.22%	6.61%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2035 Index	24.97%	8.31%	7.59%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2035 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,988,066
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate 36.5%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	48.69%
Fixed Income Funds	32.57%
International Equity Funds	18.75%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV860ARR3-0

R-4

LTSEX

Principal LifeTime 2035 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2035 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$43	0.38%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2035. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	R-4 shares at net asset value $19,338	S&P 1500 Index TR $33,085	S&P Target Date 2035 Index $20,775
10/14	10,000	10,000	10,000
11/14	10,125	10,252	10,120
12/14	10,039	10,246	10,023
1/15	9,960	9,952	9,939
2/15	10,367	10,519	10,362
3/15	10,296	10,388	10,293
4/15	10,394	10,456	10,402
5/15	10,456	10,596	10,460
6/15	10,279	10,406	10,269
7/15	10,376	10,598	10,389
8/15	9,844	9,965	9,861
9/15	9,605	9,709	9,632
10/15	10,110	10,500	10,178
11/15	10,092	10,547	10,183
12/15	9,930	10,349	9,988
1/16	9,445	9,826	9,598
2/16	9,380	9,828	9,561
3/16	9,902	10,511	10,127
4/16	9,986	10,561	10,212
5/16	10,051	10,754	10,300
6/16	10,023	10,785	10,332
7/16	10,340	11,192	10,649
8/16	10,359	11,214	10,675
9/16	10,387	11,213	10,710
10/16	10,182	10,993	10,516
11/16	10,294	11,464	10,678
12/16	10,417	11,698	10,873
1/17	10,660	11,909	11,064
2/17	10,892	12,360	11,310
3/17	10,960	12,369	11,395
4/17	11,144	12,494	11,532
5/17	11,309	12,638	11,690
6/17	11,377	12,735	11,762
7/17	11,619	12,983	11,987
8/17	11,687	12,994	11,998
9/17	11,900	13,301	12,230
10/17	12,104	13,605	12,430
11/17	12,307	14,030	12,667
12/17	12,424	14,170	12,805
1/18	12,963	14,939	13,277
2/18	12,464	14,380	12,824
3/18	12,363	14,067	12,684
4/18	12,414	14,118	12,756
5/18	12,526	14,492	12,902
6/18	12,485	14,582	12,877
7/18	12,760	15,102	13,165
8/18	12,923	15,601	13,332
9/18	12,923	15,654	13,330
10/18	12,067	14,538	12,496
11/18	12,200	14,842	12,682
12/18	11,456	13,467	11,924
1/19	12,265	14,577	12,722
2/19	12,571	15,060	13,018
3/19	12,724	15,304	13,149
4/19	13,085	15,923	13,505
5/19	12,538	14,884	12,889
6/19	13,205	15,940	13,567
7/19	13,259	16,165	13,624
8/19	13,161	15,870	13,433
9/19	13,303	16,185	13,665
10/19	13,522	16,523	13,936
11/19	13,806	17,114	14,207
12/19	14,100	17,628	14,568
1/20	14,054	17,575	14,460
2/20	13,305	16,108	13,558
3/20	11,645	14,001	11,990
4/20	12,756	15,806	13,066
5/20	13,340	16,580	13,556
6/20	13,621	16,909	13,855
7/20	14,252	17,847	14,408
8/20	14,802	19,080	15,004
9/20	14,486	18,357	14,645
10/20	14,276	17,938	14,429
11/20	15,632	19,966	15,840
12/20	16,253	20,787	16,431
1/21	16,118	20,647	16,391
2/21	16,536	21,293	16,747
3/21	16,855	22,224	17,126
4/21	17,482	23,378	17,716
5/21	17,654	23,543	17,924
6/21	17,826	24,032	18,059
7/21	18,010	24,544	18,184
8/21	18,293	25,268	18,523
9/21	17,654	24,117	17,949
10/21	18,342	25,769	18,617
11/21	17,900	25,547	18,263
12/21	18,473	26,700	18,884
1/22	17,606	25,274	18,042
2/22	17,134	24,602	17,750
3/22	17,199	25,462	17,935
4/22	16,005	23,270	16,764
5/22	16,096	23,329	16,836
6/22	15,007	21,384	15,684
7/22	15,991	23,379	16,649
8/22	15,388	22,437	16,090
9/22	14,166	20,367	14,822
10/22	14,836	22,066	15,544
11/22	15,742	23,298	16,524
12/22	15,182	21,953	16,054
1/23	16,153	23,388	17,029
2/23	15,703	22,833	16,627
3/23	15,984	23,525	16,966
4/23	16,181	23,835	17,162
5/23	15,928	23,879	16,929
6/23	16,632	25,498	17,625
7/23	16,997	26,345	18,078
8/23	16,660	25,889	17,714
9/23	15,998	24,641	17,072
10/23	15,590	24,054	16,624
11/23	16,800	26,238	17,873
12/23	17,643	27,544	18,724
1/24	17,643	27,912	18,748
2/24	18,096	29,397	19,230
3/24	18,578	30,383	19,703
4/24	17,935	29,097	19,112
5/24	18,505	30,531	19,762
6/24	18,637	31,496	20,014
7/24	19,075	32,029	20,473
8/24	19,470	32,728	20,877
9/24	19,762	33,399	21,266
10/24	19,338	33,085	20,775

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-4 Shares	24.04%	7.42%	6.82%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2035 Index	24.97%	8.31%	7.59%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2035 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,988,066
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate 36.5%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	48.69%
Fixed Income Funds	32.57%
International Equity Funds	18.75%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV860ARR4-0

R-5

LTPEX

Principal LifeTime 2035 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2035 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$29	0.26%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2035. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	R-5 shares at net asset value $19,576	S&P 1500 Index TR $33,085	S&P Target Date 2035 Index $20,775
10/14	10,000	10,000	10,000
11/14	10,124	10,252	10,120
12/14	10,041	10,246	10,023
1/15	9,961	9,952	9,939
2/15	10,368	10,519	10,362
3/15	10,297	10,388	10,293
4/15	10,403	10,456	10,402
5/15	10,465	10,596	10,460
6/15	10,288	10,406	10,269
7/15	10,386	10,598	10,389
8/15	9,855	9,965	9,861
9/15	9,617	9,709	9,632
10/15	10,121	10,500	10,178
11/15	10,112	10,547	10,183
12/15	9,944	10,349	9,988
1/16	9,460	9,826	9,598
2/16	9,395	9,828	9,561
3/16	9,916	10,511	10,127
4/16	10,000	10,561	10,212
5/16	10,074	10,754	10,300
6/16	10,046	10,785	10,332
7/16	10,363	11,192	10,649
8/16	10,381	11,214	10,675
9/16	10,409	11,213	10,710
10/16	10,214	10,993	10,516
11/16	10,316	11,464	10,678
12/16	10,441	11,698	10,873
1/17	10,683	11,909	11,064
2/17	10,916	12,360	11,310
3/17	10,993	12,369	11,395
4/17	11,177	12,494	11,532
5/17	11,351	12,638	11,690
6/17	11,410	12,735	11,762
7/17	11,661	12,983	11,987
8/17	11,720	12,994	11,998
9/17	11,942	13,301	12,230
10/17	12,146	13,605	12,430
11/17	12,359	14,030	12,667
12/17	12,468	14,170	12,805
1/18	13,008	14,939	13,277
2/18	12,519	14,380	12,824
3/18	12,407	14,067	12,684
4/18	12,468	14,118	12,756
5/18	12,580	14,492	12,902
6/18	12,539	14,582	12,877
7/18	12,825	15,102	13,165
8/18	12,978	15,601	13,332
9/18	12,988	15,654	13,330
10/18	12,131	14,538	12,496
11/18	12,254	14,842	12,682
12/18	11,518	13,467	11,924
1/19	12,329	14,577	12,722
2/19	12,647	15,060	13,018
3/19	12,800	15,304	13,149
4/19	13,162	15,923	13,505
5/19	12,614	14,884	12,889
6/19	13,271	15,940	13,567
7/19	13,337	16,165	13,624
8/19	13,238	15,870	13,433
9/19	13,381	16,185	13,665
10/19	13,600	16,523	13,936
11/19	13,885	17,114	14,207
12/19	14,196	17,628	14,568
1/20	14,149	17,575	14,460
2/20	13,398	16,108	13,558
3/20	11,720	14,001	11,990
4/20	12,835	15,806	13,066
5/20	13,422	16,580	13,556
6/20	13,715	16,909	13,855
7/20	14,348	17,847	14,408
8/20	14,900	19,080	15,004
9/20	14,595	18,357	14,645
10/20	14,384	17,938	14,429
11/20	15,756	19,966	15,840
12/20	16,377	20,787	16,431
1/21	16,241	20,647	16,391
2/21	16,673	21,293	16,747
3/21	16,981	22,224	17,126
4/21	17,623	23,378	17,716
5/21	17,796	23,543	17,924
6/21	17,969	24,032	18,059
7/21	18,154	24,544	18,184
8/21	18,450	25,268	18,523
9/21	17,808	24,117	17,949
10/21	18,499	25,769	18,617
11/21	18,055	25,547	18,263
12/21	18,644	26,700	18,884
1/22	17,759	25,274	18,042
2/22	17,284	24,602	17,750
3/22	17,350	25,462	17,935
4/22	16,148	23,270	16,764
5/22	16,241	23,329	16,836
6/22	15,145	21,384	15,684
7/22	16,135	23,379	16,649
8/22	15,528	22,437	16,090
9/22	14,313	20,367	14,822
10/22	14,973	22,066	15,544
11/22	15,897	23,298	16,524
12/22	15,342	21,953	16,054
1/23	16,319	23,388	17,029
2/23	15,866	22,833	16,627
3/23	16,135	23,525	16,966
4/23	16,348	23,835	17,162
5/23	16,093	23,879	16,929
6/23	16,801	25,498	17,625
7/23	17,169	26,345	18,078
8/23	16,843	25,889	17,714
9/23	16,178	24,641	17,072
10/23	15,767	24,054	16,624
11/23	16,985	26,238	17,873
12/23	17,838	27,544	18,724
1/24	17,838	27,912	18,748
2/24	18,309	29,397	19,230
3/24	18,795	30,383	19,703
4/24	18,147	29,097	19,112
5/24	18,721	30,531	19,762
6/24	18,854	31,496	20,014
7/24	19,310	32,029	20,473
8/24	19,708	32,728	20,877
9/24	20,003	33,399	21,266
10/24	19,576	33,085	20,775

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-5 Shares	24.16%	7.56%	6.95%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2035 Index	24.97%	8.31%	7.59%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2035 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,988,066
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate 36.5%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	48.69%
Fixed Income Funds	32.57%
International Equity Funds	18.75%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV860ARR5-0

Class A

PTDAX

Principal LifeTime 2040 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2040 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.35%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2040. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	Class A shares with maximum sales charge $19,186	S&P 1500 Index TR $33,085	S&P Target Date 2040 Index $21,900
10/14	9,451	10,000	10,000
11/14	9,573	10,252	10,123
12/14	9,486	10,246	10,020
1/15	9,389	9,952	9,923
2/15	9,806	10,519	10,372
3/15	9,734	10,388	10,298
4/15	9,832	10,456	10,417
5/15	9,890	10,596	10,477
6/15	9,721	10,406	10,281
7/15	9,825	10,598	10,404
8/15	9,284	9,965	9,847
9/15	9,043	9,709	9,603
10/15	9,558	10,500	10,177
11/15	9,539	10,547	10,185
12/15	9,378	10,349	9,980
1/16	8,892	9,826	9,563
2/16	8,816	9,828	9,519
3/16	9,336	10,511	10,111
4/16	9,420	10,561	10,198
5/16	9,489	10,754	10,290
6/16	9,447	10,785	10,314
7/16	9,766	11,192	10,648
8/16	9,780	11,214	10,677
9/16	9,808	11,213	10,713
10/16	9,614	10,993	10,512
11/16	9,732	11,464	10,695
12/16	9,850	11,698	10,900
1/17	10,089	11,909	11,103
2/17	10,321	12,360	11,360
3/17	10,394	12,369	11,452
4/17	10,568	12,494	11,593
5/17	10,734	12,638	11,759
6/17	10,800	12,735	11,838
7/17	11,046	12,983	12,076
8/17	11,104	12,994	12,081
9/17	11,322	13,301	12,336
10/17	11,525	13,605	12,552
11/17	11,735	14,030	12,811
12/17	11,844	14,170	12,956
1/18	12,396	14,939	13,476
2/18	11,905	14,380	12,989
3/18	11,798	14,067	12,834
4/18	11,851	14,118	12,916
5/18	11,967	14,492	13,073
6/18	11,921	14,582	13,044
7/18	12,212	15,102	13,355
8/18	12,366	15,601	13,529
9/18	12,373	15,654	13,530
10/18	11,506	14,538	12,629
11/18	11,637	14,842	12,825
12/18	10,872	13,467	11,997
1/19	11,684	14,577	12,848
2/19	12,002	15,060	13,167
3/19	12,144	15,304	13,295
4/19	12,512	15,923	13,680
5/19	11,935	14,884	13,001
6/19	12,604	15,940	13,730
7/19	12,663	16,165	13,789
8/19	12,537	15,870	13,553
9/19	12,688	16,185	13,812
10/19	12,914	16,523	14,106
11/19	13,224	17,114	14,402
12/19	13,534	17,628	14,800
1/20	13,462	17,575	14,660
2/20	12,664	16,108	13,655
3/20	10,979	14,001	11,953
4/20	12,091	15,806	13,097
5/20	12,673	16,580	13,624
6/20	12,951	16,909	13,945
7/20	13,579	17,847	14,533
8/20	14,143	19,080	15,198
9/20	13,829	18,357	14,801
10/20	13,623	17,938	14,571
11/20	15,004	19,966	16,119
12/20	15,646	20,787	16,778
1/21	15,513	20,647	16,746
2/21	15,969	21,293	17,165
3/21	16,310	22,224	17,606
4/21	16,955	23,378	18,256
5/21	17,145	23,543	18,488
6/21	17,306	24,032	18,625
7/21	17,477	24,544	18,749
8/21	17,781	25,268	19,136
9/21	17,126	24,117	18,495
10/21	17,847	25,769	19,254
11/21	17,363	25,547	18,843
12/21	17,987	26,700	19,555
1/22	17,087	25,274	18,630
2/22	16,590	24,602	18,319
3/22	16,714	25,462	18,571
4/22	15,473	23,270	17,293
5/22	15,566	23,329	17,366
6/22	14,418	21,384	16,063
7/22	15,442	23,379	17,132
8/22	14,832	22,437	16,526
9/22	13,580	20,367	15,126
10/22	14,335	22,066	15,962
11/22	15,287	23,298	17,047
12/22	14,674	21,953	16,513
1/23	15,684	23,388	17,589
2/23	15,224	22,833	17,159
3/23	15,493	23,525	17,516
4/23	15,695	23,835	17,732
5/23	15,448	23,879	17,473
6/23	16,245	25,498	18,299
7/23	16,648	26,345	18,837
8/23	16,289	25,889	18,415
9/23	15,616	24,641	17,707
10/23	15,190	24,054	17,204
11/23	16,458	26,238	18,585
12/23	17,303	27,544	19,512
1/24	17,303	27,912	19,538
2/24	17,876	29,397	20,144
3/24	18,391	30,383	20,688
4/24	17,736	29,097	20,038
5/24	18,332	30,531	20,771
6/24	18,461	31,496	21,053
7/24	18,905	32,029	21,549
8/24	19,302	32,728	21,994
9/24	19,606	33,399	22,421
10/24	19,186	33,085	21,900

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	26.30%	8.24%	7.34%
Class A Shares Including Sales Charge	19.34%	7.02%	6.73%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2040 Index	27.29%	9.20%	8.15%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2040 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$4,761,560
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate 34.8%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	57.41%
International Equity Funds	22.27%
Fixed Income Funds	20.33%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV861ARA-0

Class J

PTDJX

Principal LifeTime 2040 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2040 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$19	0.17%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2040. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	Class J shares with maximum sales charge $20,657	S&P 1500 Index TR $33,085	S&P Target Date 2040 Index $21,900
10/14	10,000	10,000	10,000
11/14	10,128	10,252	10,123
12/14	10,040	10,246	10,020
1/15	9,937	9,952	9,923
2/15	10,375	10,519	10,372
3/15	10,307	10,388	10,298
4/15	10,410	10,456	10,417
5/15	10,471	10,596	10,477
6/15	10,293	10,406	10,281
7/15	10,396	10,598	10,404
8/15	9,828	9,965	9,847
9/15	9,575	9,709	9,603
10/15	10,115	10,500	10,177
11/15	10,102	10,547	10,185
12/15	9,932	10,349	9,980
1/16	9,422	9,826	9,563
2/16	9,342	9,828	9,519
3/16	9,895	10,511	10,111
4/16	9,983	10,561	10,198
5/16	10,056	10,754	10,290
6/16	10,012	10,785	10,314
7/16	10,347	11,192	10,648
8/16	10,369	11,214	10,677
9/16	10,398	11,213	10,713
10/16	10,194	10,993	10,512
11/16	10,318	11,464	10,695
12/16	10,449	11,698	10,900
1/17	10,700	11,909	11,103
2/17	10,944	12,360	11,360
3/17	11,028	12,369	11,452
4/17	11,219	12,494	11,593
5/17	11,394	12,638	11,759
6/17	11,463	12,735	11,838
7/17	11,730	12,983	12,076
8/17	11,791	12,994	12,081
9/17	12,020	13,301	12,336
10/17	12,248	13,605	12,552
11/17	12,470	14,030	12,811
12/17	12,584	14,170	12,956
1/18	13,174	14,939	13,476
2/18	12,657	14,380	12,989
3/18	12,543	14,067	12,834
4/18	12,608	14,118	12,916
5/18	12,721	14,492	13,073
6/18	12,681	14,582	13,044
7/18	12,988	15,102	13,355
8/18	13,158	15,601	13,529
9/18	13,166	15,654	13,530
10/18	12,244	14,538	12,629
11/18	12,390	14,842	12,825
12/18	11,575	13,467	11,997
1/19	12,448	14,577	12,848
2/19	12,784	15,060	13,167
3/19	12,934	15,304	13,295
4/19	13,331	15,923	13,680
5/19	12,722	14,884	13,001
6/19	13,428	15,940	13,730
7/19	13,498	16,165	13,789
8/19	13,366	15,870	13,553
9/19	13,533	16,185	13,812
10/19	13,772	16,523	14,106
11/19	14,098	17,114	14,402
12/19	14,430	17,628	14,800
1/20	14,354	17,575	14,660
2/20	13,513	16,108	13,655
3/20	11,716	14,001	11,953
4/20	12,898	15,806	13,097
5/20	13,522	16,580	13,624
6/20	13,834	16,909	13,945
7/20	14,496	17,847	14,533
8/20	15,101	19,080	15,198
9/20	14,780	18,357	14,801
10/20	14,553	17,938	14,571
11/20	16,038	19,966	16,119
12/20	16,723	20,787	16,778
1/21	16,583	20,647	16,746
2/21	17,074	21,293	17,165
3/21	17,435	22,224	17,606
4/21	18,136	23,378	18,256
5/21	18,336	23,543	18,488
6/21	18,507	24,032	18,625
7/21	18,697	24,544	18,749
8/21	19,028	25,268	19,136
9/21	18,326	24,117	18,495
10/21	19,108	25,769	19,254
11/21	18,587	25,547	18,843
12/21	19,256	26,700	19,555
1/22	18,294	25,274	18,630
2/22	17,770	24,602	18,319
3/22	17,901	25,462	18,571
4/22	16,579	23,270	17,293
5/22	16,677	23,329	17,366
6/22	15,442	21,384	16,063
7/22	16,546	23,379	17,132
8/22	15,901	22,437	16,526
9/22	14,557	20,367	15,126
10/22	15,377	22,066	15,962
11/22	16,393	23,298	17,047
12/22	15,741	21,953	16,513
1/23	16,832	23,388	17,589
2/23	16,346	22,833	17,159
3/23	16,630	23,525	17,516
4/23	16,844	23,835	17,732
5/23	16,583	23,879	17,473
6/23	17,437	25,498	18,299
7/23	17,888	26,345	18,837
8/23	17,496	25,889	18,415
9/23	16,773	24,641	17,707
10/23	16,322	24,054	17,204
11/23	17,686	26,238	18,585
12/23	18,590	27,544	19,512
1/24	18,602	27,912	19,538
2/24	19,221	29,397	20,144
3/24	19,778	30,383	20,688
4/24	19,072	29,097	20,038
5/24	19,716	30,531	20,771
6/24	19,864	31,496	21,053
7/24	20,335	32,029	21,549
8/24	20,780	32,728	21,994
9/24	21,102	33,399	22,421
10/24	20,657	33,085	21,900

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	26.56%	8.45%	7.52%
Class J Shares Including Sales Charge	25.56%	8.45%	7.52%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2040 Index	27.29%	9.20%	8.15%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2040 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$4,761,560
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate 34.8%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	57.41%
International Equity Funds	22.27%
Fixed Income Funds	20.33%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV861ARJ-0

Institutional

PTDIX

Principal LifeTime 2040 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2040 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$1	0.01%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2040. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	Institutional shares at net asset value $21,052	S&P 1500 Index TR $33,085	S&P Target Date 2040 Index $21,900
10/14	10,000	10,000	10,000
11/14	10,127	10,252	10,123
12/14	10,045	10,246	10,020
1/15	9,943	9,952	9,923
2/15	10,385	10,519	10,372
3/15	10,317	10,388	10,298
4/15	10,426	10,456	10,417
5/15	10,487	10,596	10,477
6/15	10,310	10,406	10,281
7/15	10,419	10,598	10,404
8/15	9,854	9,965	9,847
9/15	9,602	9,709	9,603
10/15	10,147	10,500	10,177
11/15	10,133	10,547	10,185
12/15	9,966	10,349	9,980
1/16	9,450	9,826	9,563
2/16	9,378	9,828	9,519
3/16	9,930	10,511	10,111
4/16	10,024	10,561	10,198
5/16	10,104	10,754	10,290
6/16	10,060	10,785	10,314
7/16	10,402	11,192	10,648
8/16	10,416	11,214	10,677
9/16	10,453	11,213	10,713
10/16	10,242	10,993	10,512
11/16	10,373	11,464	10,695
12/16	10,509	11,698	10,900
1/17	10,760	11,909	11,103
2/17	11,012	12,360	11,360
3/17	11,096	12,369	11,452
4/17	11,286	12,494	11,593
5/17	11,469	12,638	11,759
6/17	11,545	12,735	11,838
7/17	11,804	12,983	12,076
8/17	11,872	12,994	12,081
9/17	12,108	13,301	12,336
10/17	12,337	13,605	12,552
11/17	12,558	14,030	12,811
12/17	12,684	14,170	12,956
1/18	13,274	14,939	13,476
2/18	12,757	14,380	12,989
3/18	12,636	14,067	12,834
4/18	12,709	14,118	12,916
5/18	12,830	14,492	13,073
6/18	12,789	14,582	13,044
7/18	13,096	15,102	13,355
8/18	13,274	15,601	13,529
9/18	13,282	15,654	13,530
10/18	12,353	14,538	12,629
11/18	12,507	14,842	12,825
12/18	11,682	13,467	11,997
1/19	12,565	14,577	12,848
2/19	12,900	15,060	13,167
3/19	13,059	15,304	13,295
4/19	13,457	15,923	13,680
5/19	12,847	14,884	13,001
6/19	13,562	15,940	13,730
7/19	13,633	16,165	13,789
8/19	13,509	15,870	13,553
9/19	13,677	16,185	13,812
10/19	13,924	16,523	14,106
11/19	14,251	17,114	14,402
12/19	14,589	17,628	14,800
1/20	14,523	17,575	14,660
2/20	13,670	16,108	13,655
3/20	11,851	14,001	11,953
4/20	13,055	15,806	13,097
5/20	13,680	16,580	13,624
6/20	13,992	16,909	13,945
7/20	14,675	17,847	14,533
8/20	15,290	19,080	15,198
9/20	14,959	18,357	14,801
10/20	14,731	17,938	14,571
11/20	16,238	19,966	16,119
12/20	16,929	20,787	16,778
1/21	16,789	20,647	16,746
2/21	17,291	21,293	17,165
3/21	17,673	22,224	17,606
4/21	18,376	23,378	18,256
5/21	18,577	23,543	18,488
6/21	18,758	24,032	18,625
7/21	18,959	24,544	18,749
8/21	19,291	25,268	19,136
9/21	18,587	24,117	18,495
10/21	19,381	25,769	19,254
11/21	18,848	25,547	18,843
12/21	19,541	26,700	19,555
1/22	18,565	25,274	18,630
2/22	18,028	24,602	18,319
3/22	18,170	25,462	18,571
4/22	16,832	23,270	17,293
5/22	16,931	23,329	17,366
6/22	15,681	21,384	16,063
7/22	16,811	23,379	17,132
8/22	16,153	22,437	16,526
9/22	14,793	20,367	15,126
10/22	15,615	22,066	15,962
11/22	16,657	23,298	17,047
12/22	15,999	21,953	16,513
1/23	17,107	23,388	17,589
2/23	16,618	22,833	17,159
3/23	16,904	23,525	17,516
4/23	17,131	23,835	17,732
5/23	16,869	23,879	17,473
6/23	17,738	25,498	18,299
7/23	18,203	26,345	18,837
8/23	17,810	25,889	18,415
9/23	17,071	24,641	17,707
10/23	16,618	24,054	17,204
11/23	18,000	26,238	18,585
12/23	18,937	27,544	19,512
1/24	18,950	27,912	19,538
2/24	19,572	29,397	20,144
3/24	20,144	30,383	20,688
4/24	19,435	29,097	20,038
5/24	20,094	30,531	20,771
6/24	20,244	31,496	21,053
7/24	20,729	32,029	21,549
8/24	21,177	32,728	21,994
9/24	21,513	33,399	22,421
10/24	21,052	33,085	21,900

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	26.68%	8.62%	7.73%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2040 Index	27.29%	9.20%	8.15%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2040 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$4,761,560
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate 34.8%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	57.41%
International Equity Funds	22.27%
Fixed Income Funds	20.33%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV861ARI-0

R-1

PYASX

Principal LifeTime 2040 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2040 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$99	0.88%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2040. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	R-1 shares at net asset value $19,296	S&P 1500 Index TR $33,085	S&P Target Date 2040 Index $21,900
10/14	10,000	10,000	10,000
11/14	10,129	10,252	10,123
12/14	10,033	10,246	10,020
1/15	9,924	9,952	9,923
2/15	10,361	10,519	10,372
3/15	10,286	10,388	10,298
4/15	10,382	10,456	10,417
5/15	10,443	10,596	10,477
6/15	10,259	10,406	10,281
7/15	10,354	10,598	10,404
8/15	9,787	9,965	9,847
9/15	9,527	9,709	9,603
10/15	10,060	10,500	10,177
11/15	10,040	10,547	10,185
12/15	9,866	10,349	9,980
1/16	9,353	9,826	9,563
2/16	9,266	9,828	9,519
3/16	9,808	10,511	10,111
4/16	9,895	10,561	10,198
5/16	9,967	10,754	10,290
6/16	9,917	10,785	10,314
7/16	10,242	11,192	10,648
8/16	10,257	11,214	10,677
9/16	10,278	11,213	10,713
10/16	10,069	10,993	10,512
11/16	10,192	11,464	10,695
12/16	10,312	11,698	10,900
1/17	10,552	11,909	11,103
2/17	10,793	12,360	11,360
3/17	10,868	12,369	11,452
4/17	11,049	12,494	11,593
5/17	11,214	12,638	11,759
6/17	11,274	12,735	11,838
7/17	11,530	12,983	12,076
8/17	11,583	12,994	12,081
9/17	11,808	13,301	12,336
10/17	12,019	13,605	12,552
11/17	12,230	14,030	12,811
12/17	12,337	14,170	12,956
1/18	12,907	14,939	13,476
2/18	12,393	14,380	12,989
3/18	12,266	14,067	12,834
4/18	12,329	14,118	12,916
5/18	12,432	14,492	13,073
6/18	12,385	14,582	13,044
7/18	12,677	15,102	13,355
8/18	12,836	15,601	13,529
9/18	12,844	15,654	13,530
10/18	11,934	14,538	12,629
11/18	12,068	14,842	12,825
12/18	11,261	13,467	11,997
1/19	12,101	14,577	12,848
2/19	12,427	15,060	13,167
3/19	12,564	15,304	13,295
4/19	12,941	15,923	13,680
5/19	12,341	14,884	13,001
6/19	13,027	15,940	13,730
7/19	13,087	16,165	13,789
8/19	12,950	15,870	13,553
9/19	13,104	16,185	13,812
10/19	13,327	16,523	14,106
11/19	13,635	17,114	14,402
12/19	13,953	17,628	14,800
1/20	13,871	17,575	14,660
2/20	13,050	16,108	13,655
3/20	11,310	14,001	11,953
4/20	12,440	15,806	13,097
5/20	13,032	16,580	13,624
6/20	13,324	16,909	13,945
7/20	13,953	17,847	14,533
8/20	14,536	19,080	15,198
9/20	14,208	18,357	14,801
10/20	13,980	17,938	14,571
11/20	15,402	19,966	16,119
12/20	16,048	20,787	16,778
1/21	15,905	20,647	16,746
2/21	16,365	21,293	17,165
3/21	16,711	22,224	17,606
4/21	17,363	23,378	18,256
5/21	17,546	23,543	18,488
6/21	17,709	24,032	18,625
7/21	17,872	24,544	18,749
8/21	18,179	25,268	19,136
9/21	17,498	24,117	18,495
10/21	18,227	25,769	19,254
11/21	17,728	25,547	18,843
12/21	18,355	26,700	19,555
1/22	17,430	25,274	18,630
2/22	16,921	24,602	18,319
3/22	17,036	25,462	18,571
4/22	15,768	23,270	17,293
5/22	15,851	23,329	17,366
6/22	14,678	21,384	16,063
7/22	15,706	23,379	17,132
8/22	15,083	22,437	16,526
9/22	13,805	20,367	15,126
10/22	14,563	22,066	15,962
11/22	15,529	23,298	17,047
12/22	14,900	21,953	16,513
1/23	15,918	23,388	17,589
2/23	15,448	22,833	17,159
3/23	15,706	23,525	17,516
4/23	15,907	23,835	17,732
5/23	15,650	23,879	17,473
6/23	16,444	25,498	18,299
7/23	16,859	26,345	18,837
8/23	16,489	25,889	18,415
9/23	15,795	24,641	17,707
10/23	15,358	24,054	17,204
11/23	16,623	26,238	18,585
12/23	17,474	27,544	19,512
1/24	17,474	27,912	19,538
2/24	18,043	29,397	20,144
3/24	18,565	30,383	20,688
4/24	17,881	29,097	20,038
5/24	18,484	30,531	20,771
6/24	18,612	31,496	21,053
7/24	19,041	32,029	21,549
8/24	19,435	32,728	21,994
9/24	19,725	33,399	22,421
10/24	19,296	33,085	21,900

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-1 Shares	25.64%	7.68%	6.79%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2040 Index	27.29%	9.20%	8.15%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2040 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$4,761,560
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate 34.8%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	57.41%
International Equity Funds	22.27%
Fixed Income Funds	20.33%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV861ARR1-0

R-3

PTDMX

Principal LifeTime 2040 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2040 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$64	0.57%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2040. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	R-3 shares at net asset value $19,897	S&P 1500 Index TR $33,085	S&P Target Date 2040 Index $21,900
10/14	10,000	10,000	10,000
11/14	10,129	10,252	10,123
12/14	10,037	10,246	10,020
1/15	9,927	9,952	9,923
2/15	10,373	10,519	10,372
3/15	10,298	10,388	10,298
4/15	10,394	10,456	10,417
5/15	10,456	10,596	10,477
6/15	10,277	10,406	10,281
7/15	10,380	10,598	10,404
8/15	9,811	9,965	9,847
9/15	9,557	9,709	9,603
10/15	10,092	10,500	10,177
11/15	10,078	10,547	10,185
12/15	9,902	10,349	9,980
1/16	9,392	9,826	9,563
2/16	9,305	9,828	9,519
3/16	9,858	10,511	10,111
4/16	9,938	10,561	10,198
5/16	10,011	10,754	10,290
6/16	9,968	10,785	10,314
7/16	10,295	11,192	10,648
8/16	10,310	11,214	10,677
9/16	10,339	11,213	10,713
10/16	10,128	10,993	10,512
11/16	10,252	11,464	10,695
12/16	10,383	11,698	10,900
1/17	10,626	11,909	11,103
2/17	10,869	12,360	11,360
3/17	10,953	12,369	11,452
4/17	11,135	12,494	11,593
5/17	11,302	12,638	11,759
6/17	11,371	12,735	11,838
7/17	11,629	12,983	12,076
8/17	11,682	12,994	12,081
9/17	11,910	13,301	12,336
10/17	12,131	13,605	12,552
11/17	12,344	14,030	12,811
12/17	12,455	14,170	12,956
1/18	13,033	14,939	13,476
2/18	12,519	14,380	12,989
3/18	12,399	14,067	12,834
4/18	12,463	14,118	12,916
5/18	12,575	14,492	13,073
6/18	12,527	14,582	13,044
7/18	12,824	15,102	13,355
8/18	12,992	15,601	13,529
9/18	12,992	15,654	13,530
10/18	12,086	14,538	12,629
11/18	12,222	14,842	12,825
12/18	11,409	13,467	11,997
1/19	12,263	14,577	12,848
2/19	12,595	15,060	13,167
3/19	12,734	15,304	13,295
4/19	13,118	15,923	13,680
5/19	12,516	14,884	13,001
6/19	13,214	15,940	13,730
7/19	13,275	16,165	13,789
8/19	13,144	15,870	13,553
9/19	13,301	16,185	13,812
10/19	13,537	16,523	14,106
11/19	13,851	17,114	14,402
12/19	14,178	17,628	14,800
1/20	14,094	17,575	14,660
2/20	13,265	16,108	13,655
3/20	11,495	14,001	11,953
4/20	12,660	15,806	13,097
5/20	13,265	16,580	13,624
6/20	13,554	16,909	13,945
7/20	14,206	17,847	14,533
8/20	14,793	19,080	15,198
9/20	14,467	18,357	14,801
10/20	14,243	17,938	14,571
11/20	15,696	19,966	16,119
12/20	16,358	20,787	16,778
1/21	16,220	20,647	16,746
2/21	16,692	21,293	17,165
3/21	17,047	22,224	17,606
4/21	17,716	23,378	18,256
5/21	17,913	23,543	18,488
6/21	18,070	24,032	18,625
7/21	18,247	24,544	18,749
8/21	18,572	25,268	19,136
9/21	17,873	24,117	18,495
10/21	18,631	25,769	19,254
11/21	18,119	25,547	18,843
12/21	18,769	26,700	19,555
1/22	17,827	25,274	18,630
2/22	17,303	24,602	18,319
3/22	17,431	25,462	18,571
4/22	16,136	23,270	17,293
5/22	16,222	23,329	17,366
6/22	15,023	21,384	16,063
7/22	16,093	23,379	17,132
8/22	15,451	22,437	16,526
9/22	14,146	20,367	15,126
10/22	14,927	22,066	15,962
11/22	15,922	23,298	17,047
12/22	15,288	21,953	16,513
1/23	16,329	23,388	17,589
2/23	15,855	22,833	17,159
3/23	16,121	23,525	17,516
4/23	16,341	23,835	17,732
5/23	16,075	23,879	17,473
6/23	16,896	25,498	18,299
7/23	17,324	26,345	18,837
8/23	16,943	25,889	18,415
9/23	16,237	24,641	17,707
10/23	15,797	24,054	17,204
11/23	17,105	26,238	18,585
12/23	17,983	27,544	19,512
1/24	17,983	27,912	19,538
2/24	18,573	29,397	20,144
3/24	19,114	30,383	20,688
4/24	18,416	29,097	20,038
5/24	19,042	30,531	20,771
6/24	19,175	31,496	21,053
7/24	19,620	32,029	21,549
8/24	20,041	32,728	21,994
9/24	20,342	33,399	22,421
10/24	19,897	33,085	21,900

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-3 Shares	25.95%	8.01%	7.12%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2040 Index	27.29%	9.20%	8.15%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2040 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$4,761,560
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate 34.8%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	57.41%
International Equity Funds	22.27%
Fixed Income Funds	20.33%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV861ARR3-0

R-4

PTDSX

Principal LifeTime 2040 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2040 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$43	0.38%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2040. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	R-4 shares at net asset value $20,282	S&P 1500 Index TR $33,085	S&P Target Date 2040 Index $21,900
10/14	10,000	10,000	10,000
11/14	10,128	10,252	10,123
12/14	10,038	10,246	10,020
1/15	9,928	9,952	9,923
2/15	10,374	10,519	10,372
3/15	10,299	10,388	10,298
4/15	10,401	10,456	10,417
5/15	10,470	10,596	10,477
6/15	10,285	10,406	10,281
7/15	10,395	10,598	10,404
8/15	9,825	9,965	9,847
9/15	9,572	9,709	9,603
10/15	10,107	10,500	10,177
11/15	10,093	10,547	10,185
12/15	9,921	10,349	9,980
1/16	9,411	9,826	9,563
2/16	9,330	9,828	9,519
3/16	9,877	10,511	10,111
4/16	9,965	10,561	10,198
5/16	10,038	10,754	10,290
6/16	9,994	10,785	10,314
7/16	10,330	11,192	10,648
8/16	10,344	11,214	10,677
9/16	10,373	11,213	10,713
10/16	10,169	10,993	10,512
11/16	10,293	11,464	10,695
12/16	10,423	11,698	10,900
1/17	10,674	11,909	11,103
2/17	10,918	12,360	11,360
3/17	10,995	12,369	11,452
4/17	11,185	12,494	11,593
5/17	11,361	12,638	11,759
6/17	11,429	12,735	11,838
7/17	11,681	12,983	12,076
8/17	11,742	12,994	12,081
9/17	11,978	13,301	12,336
10/17	12,192	13,605	12,552
11/17	12,413	14,030	12,811
12/17	12,528	14,170	12,956
1/18	13,117	14,939	13,476
2/18	12,601	14,380	12,989
3/18	12,480	14,067	12,834
4/18	12,536	14,118	12,916
5/18	12,657	14,492	13,073
6/18	12,609	14,582	13,044
7/18	12,915	15,102	13,355
8/18	13,084	15,601	13,529
9/18	13,093	15,654	13,530
10/18	12,173	14,538	12,629
11/18	12,311	14,842	12,825
12/18	11,495	13,467	11,997
1/19	12,364	14,577	12,848
2/19	12,698	15,060	13,167
3/19	12,838	15,304	13,295
4/19	13,233	15,923	13,680
5/19	12,627	14,884	13,001
6/19	13,330	15,940	13,730
7/19	13,391	16,165	13,789
8/19	13,268	15,870	13,553
9/19	13,427	16,185	13,812
10/19	13,664	16,523	14,106
11/19	13,980	17,114	14,402
12/19	14,314	17,628	14,800
1/20	14,230	17,575	14,660
2/20	13,394	16,108	13,655
3/20	11,619	14,001	11,953
4/20	12,783	15,806	13,097
5/20	13,403	16,580	13,624
6/20	13,704	16,909	13,945
7/20	14,361	17,847	14,533
8/20	14,962	19,080	15,198
9/20	14,634	18,357	14,801
10/20	14,408	17,938	14,571
11/20	15,874	19,966	16,119
12/20	16,550	20,787	16,778
1/21	16,401	20,647	16,746
2/21	16,888	21,293	17,165
3/21	17,245	22,224	17,606
4/21	17,941	23,378	18,256
5/21	18,130	23,543	18,488
6/21	18,298	24,032	18,625
7/21	18,477	24,544	18,749
8/21	18,805	25,268	19,136
9/21	18,110	24,117	18,495
10/21	18,875	25,769	19,254
11/21	18,358	25,547	18,843
12/21	19,021	26,700	19,555
1/22	18,069	25,274	18,630
2/22	17,539	24,602	18,319
3/22	17,669	25,462	18,571
4/22	16,361	23,270	17,293
5/22	16,458	23,329	17,366
6/22	15,247	21,384	16,063
7/22	16,328	23,379	17,132
8/22	15,679	22,437	16,526
9/22	14,360	20,367	15,126
10/22	15,160	22,066	15,962
11/22	16,166	23,298	17,047
12/22	15,524	21,953	16,513
1/23	16,579	23,388	17,589
2/23	16,099	22,833	17,159
3/23	16,380	23,525	17,516
4/23	16,602	23,835	17,732
5/23	16,333	23,879	17,473
6/23	17,176	25,498	18,299
7/23	17,610	26,345	18,837
8/23	17,223	25,889	18,415
9/23	16,509	24,641	17,707
10/23	16,063	24,054	17,204
11/23	17,399	26,238	18,585
12/23	18,293	27,544	19,512
1/24	18,293	27,912	19,538
2/24	18,891	29,397	20,144
3/24	19,452	30,383	20,688
4/24	18,744	29,097	20,038
5/24	19,379	30,531	20,771
6/24	19,525	31,496	21,053
7/24	19,977	32,029	21,549
8/24	20,416	32,728	21,994
9/24	20,721	33,399	22,421
10/24	20,282	33,085	21,900

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-4 Shares	26.26%	8.22%	7.33%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2040 Index	27.29%	9.20%	8.15%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2040 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$4,761,560
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate 34.8%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	57.41%
International Equity Funds	22.27%
Fixed Income Funds	20.33%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV861ARR4-0

R-5

PTDPX

Principal LifeTime 2040 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2040 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$29	0.26%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2040. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	R-5 shares at net asset value $20,527	S&P 1500 Index TR $33,085	S&P Target Date 2040 Index $21,900
10/14	10,000	10,000	10,000
11/14	10,128	10,252	10,123
12/14	10,041	10,246	10,020
1/15	9,932	9,952	9,923
2/15	10,383	10,519	10,372
3/15	10,308	10,388	10,298
4/15	10,410	10,456	10,417
5/15	10,478	10,596	10,477
6/15	10,294	10,406	10,281
7/15	10,403	10,598	10,404
8/15	9,837	9,965	9,847
9/15	9,584	9,709	9,603
10/15	10,123	10,500	10,177
11/15	10,110	10,547	10,185
12/15	9,936	10,349	9,980
1/16	9,419	9,826	9,563
2/16	9,347	9,828	9,519
3/16	9,899	10,511	10,111
4/16	9,986	10,561	10,198
5/16	10,059	10,754	10,290
6/16	10,015	10,785	10,314
7/16	10,350	11,192	10,648
8/16	10,372	11,214	10,677
9/16	10,401	11,213	10,713
10/16	10,190	10,993	10,512
11/16	10,321	11,464	10,695
12/16	10,450	11,698	10,900
1/17	10,701	11,909	11,103
2/17	10,944	12,360	11,360
3/17	11,028	12,369	11,452
4/17	11,218	12,494	11,593
5/17	11,392	12,638	11,759
6/17	11,461	12,735	11,838
7/17	11,727	12,983	12,076
8/17	11,788	12,994	12,081
9/17	12,016	13,301	12,336
10/17	12,236	13,605	12,552
11/17	12,464	14,030	12,811
12/17	12,582	14,170	12,956
1/18	13,161	14,939	13,476
2/18	12,646	14,380	12,989
3/18	12,525	14,067	12,834
4/18	12,590	14,118	12,916
5/18	12,710	14,492	13,073
6/18	12,670	14,582	13,044
7/18	12,976	15,102	13,355
8/18	13,145	15,601	13,529
9/18	13,153	15,654	13,530
10/18	12,228	14,538	12,629
11/18	12,373	14,842	12,825
12/18	11,560	13,467	11,997
1/19	12,428	14,577	12,848
2/19	12,762	15,060	13,167
3/19	12,911	15,304	13,295
4/19	13,305	15,923	13,680
5/19	12,700	14,884	13,001
6/19	13,402	15,940	13,730
7/19	13,472	16,165	13,789
8/19	13,341	15,870	13,553
9/19	13,507	16,185	13,812
10/19	13,744	16,523	14,106
11/19	14,069	17,114	14,402
12/19	14,404	17,628	14,800
1/20	14,329	17,575	14,660
2/20	13,484	16,108	13,655
3/20	11,691	14,001	11,953
4/20	12,874	15,806	13,097
5/20	13,493	16,580	13,624
6/20	13,794	16,909	13,945
7/20	14,461	17,847	14,533
8/20	15,062	19,080	15,198
9/20	14,733	18,357	14,801
10/20	14,508	17,938	14,571
11/20	15,991	19,966	16,119
12/20	16,667	20,787	16,778
1/21	16,528	20,647	16,746
2/21	17,015	21,293	17,165
3/21	17,383	22,224	17,606
4/21	18,079	23,378	18,256
5/21	18,277	23,543	18,488
6/21	18,446	24,032	18,625
7/21	18,635	24,544	18,749
8/21	18,963	25,268	19,136
9/21	18,258	24,117	18,495
10/21	19,033	25,769	19,254
11/21	18,516	25,547	18,843
12/21	19,185	26,700	19,555
1/22	18,221	25,274	18,630
2/22	17,702	24,602	18,319
3/22	17,831	25,462	18,571
4/22	16,511	23,270	17,293
5/22	16,608	23,329	17,366
6/22	15,385	21,384	16,063
7/22	16,478	23,379	17,132
8/22	15,829	22,437	16,526
9/22	14,497	20,367	15,126
10/22	15,298	22,066	15,962
11/22	16,316	23,298	17,047
12/22	15,670	21,953	16,513
1/23	16,750	23,388	17,589
2/23	16,269	22,833	17,159
3/23	16,551	23,525	17,516
4/23	16,762	23,835	17,732
5/23	16,504	23,879	17,473
6/23	17,349	25,498	18,299
7/23	17,795	26,345	18,837
8/23	17,408	25,889	18,415
9/23	16,680	24,641	17,707
10/23	16,234	24,054	17,204
11/23	17,584	26,238	18,585
12/23	18,497	27,544	19,512
1/24	18,497	27,912	19,538
2/24	19,108	29,397	20,144
3/24	19,671	30,383	20,688
4/24	18,961	29,097	20,038
5/24	19,610	30,531	20,771
6/24	19,744	31,496	21,053
7/24	20,221	32,029	21,549
8/24	20,650	32,728	21,994
9/24	20,968	33,399	22,421
10/24	20,527	33,085	21,900

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-5 Shares	26.45%	8.35%	7.46%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2040 Index	27.29%	9.20%	8.15%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2040 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$4,761,560
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate 34.8%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	57.41%
International Equity Funds	22.27%
Fixed Income Funds	20.33%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV861ARR5-0

Institutional

LTRIX

Principal LifeTime 2045 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2045 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$1	0.01%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2045. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	Institutional shares at net asset value $21,806	S&P 1500 Index TR $33,085	S&P Target Date 2045 Index $22,604
10/14	10,000	10,000	10,000
11/14	10,137	10,252	10,126
12/14	10,052	10,246	10,018
1/15	9,939	9,952	9,910
2/15	10,397	10,519	10,381
3/15	10,328	10,388	10,304
4/15	10,432	10,456	10,427
5/15	10,509	10,596	10,493
6/15	10,328	10,406	10,292
7/15	10,440	10,598	10,416
8/15	9,853	9,965	9,835
9/15	9,585	9,709	9,579
10/15	10,155	10,500	10,175
11/15	10,147	10,547	10,185
12/15	9,969	10,349	9,972
1/16	9,432	9,826	9,533
2/16	9,341	9,828	9,483
3/16	9,924	10,511	10,096
4/16	10,015	10,561	10,186
5/16	10,097	10,754	10,281
6/16	10,051	10,785	10,298
7/16	10,397	11,192	10,645
8/16	10,415	11,214	10,676
9/16	10,452	11,213	10,714
10/16	10,242	10,993	10,507
11/16	10,388	11,464	10,709
12/16	10,525	11,698	10,923
1/17	10,792	11,909	11,134
2/17	11,048	12,360	11,403
3/17	11,134	12,369	11,500
4/17	11,334	12,494	11,644
5/17	11,514	12,638	11,815
6/17	11,590	12,735	11,897
7/17	11,866	12,983	12,144
8/17	11,933	12,994	12,148
9/17	12,180	13,301	12,414
10/17	12,417	13,605	12,638
11/17	12,655	14,030	12,908
12/17	12,777	14,170	13,059
1/18	13,403	14,939	13,606
2/18	12,866	14,380	13,101
3/18	12,737	14,067	12,937
4/18	12,817	14,118	13,026
5/18	12,936	14,492	13,183
6/18	12,896	14,582	13,151
7/18	13,224	15,102	13,474
8/18	13,403	15,601	13,652
9/18	13,413	15,654	13,652
10/18	12,439	14,538	12,712
11/18	12,598	14,842	12,915
12/18	11,716	13,467	12,048
1/19	12,635	14,577	12,928
2/19	12,998	15,060	13,259
3/19	13,148	15,304	13,385
4/19	13,576	15,923	13,784
5/19	12,913	14,884	13,069
6/19	13,661	15,940	13,828
7/19	13,736	16,165	13,887
8/19	13,586	15,870	13,628
9/19	13,768	16,185	13,902
10/19	14,025	16,523	14,211
11/19	14,377	17,114	14,521
12/19	14,737	17,628	14,942
1/20	14,646	17,575	14,783
2/20	13,720	16,108	13,714
3/20	11,799	14,001	11,931
4/20	13,045	15,806	13,113
5/20	13,708	16,580	13,658
6/20	14,029	16,909	13,994
7/20	14,737	17,847	14,605
8/20	15,401	19,080	15,315
9/20	15,046	18,357	14,895
10/20	14,806	17,938	14,654
11/20	16,407	19,966	16,283
12/20	17,145	20,787	16,983
1/21	17,001	20,647	16,954
2/21	17,564	21,293	17,410
3/21	17,971	22,224	17,889
4/21	18,736	23,378	18,577
5/21	18,952	23,543	18,824
6/21	19,143	24,032	18,963
7/21	19,335	24,544	19,087
8/21	19,705	25,268	19,502
9/21	18,940	24,117	18,821
10/21	19,813	25,769	19,636
11/21	19,215	25,547	19,194
12/21	19,991	26,700	19,958
1/22	18,943	25,274	18,986
2/22	18,367	24,602	18,661
3/22	18,559	25,462	18,955
4/22	17,126	23,270	17,614
5/22	17,242	23,329	17,687
6/22	15,899	21,384	16,279
7/22	17,101	23,379	17,415
8/22	16,410	22,437	16,784
9/22	14,952	20,367	15,301
10/22	15,899	22,066	16,227
11/22	17,011	23,298	17,377
12/22	16,289	21,953	16,797
1/23	17,458	23,388	17,940
2/23	16,943	22,833	17,499
3/23	17,249	23,525	17,859
4/23	17,486	23,835	18,089
5/23	17,208	23,879	17,815
6/23	18,181	25,498	18,728
7/23	18,696	26,345	19,324
8/23	18,265	25,889	18,859
9/23	17,486	24,641	18,105
10/23	16,999	24,054	17,565
11/23	18,487	26,238	19,035
12/23	19,456	27,544	20,011
1/24	19,485	27,912	20,040
2/24	20,210	29,397	20,732
3/24	20,849	30,383	21,323
4/24	20,080	29,097	20,634
5/24	20,791	30,531	21,425
6/24	20,950	31,496	21,713
7/24	21,458	32,029	22,231
8/24	21,937	32,728	22,705
9/24	22,285	33,399	23,166
10/24	21,806	33,085	22,604

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	28.28%	9.23%	8.11%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2045 Index	28.69%	9.73%	8.50%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2045 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,683,717
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate 36.7%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	63.56%
International Equity Funds	24.72%
Fixed Income Funds	11.73%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV862ARI-0

R-1

LTRGX

Principal LifeTime 2045 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2045 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$100	0.88%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2045. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	R-1 shares at net asset value $19,980	S&P 1500 Index TR $33,085	S&P Target Date 2045 Index $22,604
10/14	10,000	10,000	10,000
11/14	10,124	10,252	10,126
12/14	10,032	10,246	10,018
1/15	9,917	9,952	9,910
2/15	10,367	10,519	10,381
3/15	10,287	10,388	10,304
4/15	10,384	10,456	10,427
5/15	10,455	10,596	10,493
6/15	10,261	10,406	10,292
7/15	10,367	10,598	10,416
8/15	9,776	9,965	9,835
9/15	9,512	9,709	9,579
10/15	10,067	10,500	10,175
11/15	10,049	10,547	10,185
12/15	9,872	10,349	9,972
1/16	9,328	9,826	9,533
2/16	9,236	9,828	9,483
3/16	9,798	10,511	10,096
4/16	9,881	10,561	10,186
5/16	9,955	10,754	10,281
6/16	9,900	10,785	10,298
7/16	10,241	11,192	10,645
8/16	10,250	11,214	10,676
9/16	10,278	11,213	10,714
10/16	10,056	10,993	10,507
11/16	10,195	11,464	10,709
12/16	10,324	11,698	10,923
1/17	10,572	11,909	11,134
2/17	10,821	12,360	11,403
3/17	10,897	12,369	11,500
4/17	11,088	12,494	11,644
5/17	11,260	12,638	11,815
6/17	11,318	12,735	11,897
7/17	11,576	12,983	12,144
8/17	11,633	12,994	12,148
9/17	11,872	13,301	12,414
10/17	12,092	13,605	12,638
11/17	12,312	14,030	12,908
12/17	12,429	14,170	13,059
1/18	13,025	14,939	13,606
2/18	12,489	14,380	13,101
3/18	12,360	14,067	12,937
4/18	12,429	14,118	13,026
5/18	12,539	14,492	13,183
6/18	12,489	14,582	13,151
7/18	12,797	15,102	13,474
8/18	12,956	15,601	13,652
9/18	12,966	15,654	13,652
10/18	12,003	14,538	12,712
11/18	12,152	14,842	12,915
12/18	11,291	13,467	12,048
1/19	12,170	14,577	12,928
2/19	12,509	15,060	13,259
3/19	12,647	15,304	13,385
4/19	13,049	15,923	13,784
5/19	12,403	14,884	13,069
6/19	13,113	15,940	13,828
7/19	13,176	16,165	13,887
8/19	13,018	15,870	13,628
9/19	13,176	16,185	13,902
10/19	13,420	16,523	14,211
11/19	13,748	17,114	14,521
12/19	14,081	17,628	14,942
1/20	13,980	17,575	14,783
2/20	13,092	16,108	13,714
3/20	11,247	14,001	11,931
4/20	12,428	15,806	13,113
5/20	13,058	16,580	13,658
6/20	13,350	16,909	13,994
7/20	14,014	17,847	14,605
8/20	14,632	19,080	15,315
9/20	14,284	18,357	14,895
10/20	14,048	17,938	14,654
11/20	15,555	19,966	16,283
12/20	16,243	20,787	16,983
1/21	16,091	20,647	16,954
2/21	16,617	21,293	17,410
3/21	16,991	22,224	17,889
4/21	17,693	23,378	18,577
5/21	17,892	23,543	18,824
6/21	18,055	24,032	18,963
7/21	18,219	24,544	19,087
8/21	18,558	25,268	19,502
9/21	17,833	24,117	18,821
10/21	18,628	25,769	19,636
11/21	18,055	25,547	19,194
12/21	18,766	26,700	19,958
1/22	17,772	25,274	18,986
2/22	17,225	24,602	18,661
3/22	17,399	25,462	18,955
4/22	16,032	23,270	17,614
5/22	16,131	23,329	17,687
6/22	14,864	21,384	16,279
7/22	15,970	23,379	17,415
8/22	15,311	22,437	16,784
9/22	13,944	20,367	15,301
10/22	14,826	22,066	16,227
11/22	15,845	23,298	17,377
12/22	15,151	21,953	16,797
1/23	16,240	23,388	17,940
2/23	15,756	22,833	17,499
3/23	16,011	23,525	17,859
4/23	16,226	23,835	18,089
5/23	15,957	23,879	17,815
6/23	16,858	25,498	18,728
7/23	17,315	26,345	19,324
8/23	16,912	25,889	18,859
9/23	16,172	24,641	18,105
10/23	15,715	24,054	17,565
11/23	17,060	26,238	19,035
12/23	17,961	27,544	20,011
1/24	17,961	27,912	20,040
2/24	18,615	29,397	20,732
3/24	19,200	30,383	21,323
4/24	18,476	29,097	20,634
5/24	19,117	30,531	21,425
6/24	19,242	31,496	21,713
7/24	19,687	32,029	22,231
8/24	20,119	32,728	22,705
9/24	20,425	33,399	23,166
10/24	19,980	33,085	22,604

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-1 Shares	27.14%	8.28%	7.17%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2045 Index	28.69%	9.73%	8.50%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2045 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,683,717
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate 36.7%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	63.56%
International Equity Funds	24.72%
Fixed Income Funds	11.73%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV862ARR1-0

R-3

LTRVX

Principal LifeTime 2045 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2045 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$65	0.57%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2045. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	R-3 shares at net asset value $20,620	S&P 1500 Index TR $33,085	S&P Target Date 2045 Index $22,604
10/14	10,000	10,000	10,000
11/14	10,132	10,252	10,126
12/14	10,043	10,246	10,018
1/15	9,929	9,952	9,910
2/15	10,385	10,519	10,381
3/15	10,297	10,388	10,304
4/15	10,403	10,456	10,427
5/15	10,473	10,596	10,493
6/15	10,289	10,406	10,292
7/15	10,403	10,598	10,416
8/15	9,806	9,965	9,835
9/15	9,542	9,709	9,579
10/15	10,104	10,500	10,175
11/15	10,087	10,547	10,185
12/15	9,909	10,349	9,972
1/16	9,365	9,826	9,533
2/16	9,273	9,828	9,483
3/16	9,845	10,511	10,096
4/16	9,937	10,561	10,186
5/16	10,011	10,754	10,281
6/16	9,955	10,785	10,298
7/16	10,296	11,192	10,645
8/16	10,315	11,214	10,676
9/16	10,343	11,213	10,714
10/16	10,130	10,993	10,507
11/16	10,269	11,464	10,709
12/16	10,402	11,698	10,923
1/17	10,651	11,909	11,134
2/17	10,900	12,360	11,403
3/17	10,987	12,369	11,500
4/17	11,178	12,494	11,644
5/17	11,351	12,638	11,815
6/17	11,418	12,735	11,897
7/17	11,687	12,983	12,144
8/17	11,744	12,994	12,148
9/17	11,984	13,301	12,414
10/17	12,204	13,605	12,638
11/17	12,434	14,030	12,908
12/17	12,553	14,170	13,059
1/18	13,162	14,939	13,606
2/18	12,623	14,380	13,101
3/18	12,503	14,067	12,937
4/18	12,563	14,118	13,026
5/18	12,683	14,492	13,183
6/18	12,633	14,582	13,151
7/18	12,952	15,102	13,474
8/18	13,122	15,601	13,652
9/18	13,132	15,654	13,652
10/18	12,164	14,538	12,712
11/18	12,313	14,842	12,915
12/18	11,447	13,467	12,048
1/19	12,335	14,577	12,928
2/19	12,687	15,060	13,259
3/19	12,826	15,304	13,385
4/19	13,232	15,923	13,784
5/19	12,580	14,884	13,069
6/19	13,318	15,940	13,828
7/19	13,382	16,165	13,887
8/19	13,222	15,870	13,628
9/19	13,393	16,185	13,902
10/19	13,639	16,523	14,211
11/19	13,970	17,114	14,521
12/19	14,320	17,628	14,942
1/20	14,218	17,575	14,783
2/20	13,318	16,108	13,714
3/20	11,449	14,001	11,931
4/20	12,657	15,806	13,113
5/20	13,295	16,580	13,658
6/20	13,591	16,909	13,994
7/20	14,263	17,847	14,605
8/20	14,901	19,080	15,315
9/20	14,560	18,357	14,895
10/20	14,320	17,938	14,654
11/20	15,858	19,966	16,283
12/20	16,571	20,787	16,983
1/21	16,417	20,647	16,954
2/21	16,951	21,293	17,410
3/21	17,343	22,224	17,889
4/21	18,068	23,378	18,577
5/21	18,270	23,543	18,824
6/21	18,436	24,032	18,963
7/21	18,614	24,544	19,087
8/21	18,971	25,268	19,502
9/21	18,222	24,117	18,821
10/21	19,042	25,769	19,636
11/21	18,472	25,547	19,194
12/21	19,200	26,700	19,958
1/22	18,187	25,274	18,986
2/22	17,630	24,602	18,661
3/22	17,808	25,462	18,955
4/22	16,428	23,270	17,614
5/22	16,529	23,329	17,687
6/22	15,226	21,384	16,279
7/22	16,365	23,379	17,415
8/22	15,694	22,437	16,784
9/22	14,302	20,367	15,301
10/22	15,200	22,066	16,227
11/22	16,251	23,298	17,377
12/22	15,548	21,953	16,797
1/23	16,673	23,388	17,940
2/23	16,179	22,833	17,499
3/23	16,453	23,525	17,859
4/23	16,673	23,835	18,089
5/23	16,399	23,879	17,815
6/23	17,318	25,498	18,728
7/23	17,798	26,345	19,324
8/23	17,387	25,889	18,859
9/23	16,632	24,641	18,105
10/23	16,165	24,054	17,565
11/23	17,565	26,238	19,035
12/23	18,481	27,544	20,011
1/24	18,495	27,912	20,040
2/24	19,180	29,397	20,732
3/24	19,779	30,383	21,323
4/24	19,037	29,097	20,634
5/24	19,707	30,531	21,425
6/24	19,836	31,496	21,713
7/24	20,306	32,029	22,231
8/24	20,748	32,728	22,705
9/24	21,076	33,399	23,166
10/24	20,620	33,085	22,604

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-3 Shares	27.56%	8.62%	7.51%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2045 Index	28.69%	9.73%	8.50%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2045 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,683,717
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate 36.7%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	63.56%
International Equity Funds	24.72%
Fixed Income Funds	11.73%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV862ARR3-0

R-4

LTRLX

Principal LifeTime 2045 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2045 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$43	0.38%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2045. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	R-4 shares at net asset value $21,012	S&P 1500 Index TR $33,085	S&P Target Date 2045 Index $22,604
10/14	10,000	10,000	10,000
11/14	10,131	10,252	10,126
12/14	10,045	10,246	10,018
1/15	9,931	9,952	9,910
2/15	10,385	10,519	10,381
3/15	10,307	10,388	10,304
4/15	10,412	10,456	10,427
5/15	10,482	10,596	10,493
6/15	10,298	10,406	10,292
7/15	10,412	10,598	10,416
8/15	9,818	9,965	9,835
9/15	9,556	9,709	9,579
10/15	10,123	10,500	10,175
11/15	10,106	10,547	10,185
12/15	9,926	10,349	9,972
1/16	9,384	9,826	9,533
2/16	9,301	9,828	9,483
3/16	9,871	10,511	10,096
4/16	9,962	10,561	10,186
5/16	10,036	10,754	10,281
6/16	9,990	10,785	10,298
7/16	10,330	11,192	10,645
8/16	10,348	11,214	10,676
9/16	10,376	11,213	10,714
10/16	10,164	10,993	10,507
11/16	10,311	11,464	10,709
12/16	10,442	11,698	10,923
1/17	10,700	11,909	11,134
2/17	10,949	12,360	11,403
3/17	11,035	12,369	11,500
4/17	11,226	12,494	11,644
5/17	11,408	12,638	11,815
6/17	11,475	12,735	11,897
7/17	11,742	12,983	12,144
8/17	11,800	12,994	12,148
9/17	12,048	13,301	12,414
10/17	12,278	13,605	12,638
11/17	12,507	14,030	12,908
12/17	12,630	14,170	13,059
1/18	13,238	14,939	13,606
2/18	12,710	14,380	13,101
3/18	12,580	14,067	12,937
4/18	12,650	14,118	13,026
5/18	12,770	14,492	13,183
6/18	12,720	14,582	13,151
7/18	13,039	15,102	13,474
8/18	13,218	15,601	13,652
9/18	13,228	15,654	13,652
10/18	12,251	14,538	12,712
11/18	12,401	14,842	12,915
12/18	11,535	13,467	12,048
1/19	12,443	14,577	12,928
2/19	12,796	15,060	13,259
3/19	12,935	15,304	13,385
4/19	13,351	15,923	13,784
5/19	12,689	14,884	13,069
6/19	13,426	15,940	13,828
7/19	13,501	16,165	13,887
8/19	13,340	15,870	13,628
9/19	13,511	16,185	13,902
10/19	13,768	16,523	14,211
11/19	14,109	17,114	14,521
12/19	14,459	17,628	14,942
1/20	14,357	17,575	14,783
2/20	13,445	16,108	13,714
3/20	11,565	14,001	11,931
4/20	12,785	15,806	13,113
5/20	13,434	16,580	13,658
6/20	13,742	16,909	13,994
7/20	14,425	17,847	14,605
8/20	15,063	19,080	15,315
9/20	14,722	18,357	14,895
10/20	14,482	17,938	14,654
11/20	16,043	19,966	16,283
12/20	16,759	20,787	16,983
1/21	16,616	20,647	16,954
2/21	17,151	21,293	17,410
3/21	17,556	22,224	17,889
4/21	18,293	23,378	18,577
5/21	18,495	23,543	18,824
6/21	18,674	24,032	18,963
7/21	18,852	24,544	19,087
8/21	19,209	25,268	19,502
9/21	18,460	24,117	18,821
10/21	19,304	25,769	19,636
11/21	18,721	25,547	19,194
12/21	19,465	26,700	19,958
1/22	18,438	25,274	18,986
2/22	17,880	24,602	18,661
3/22	18,057	25,462	18,955
4/22	16,663	23,270	17,614
5/22	16,764	23,329	17,687
6/22	15,445	21,384	16,279
7/22	16,612	23,379	17,415
8/22	15,927	22,437	16,784
9/22	14,519	20,367	15,301
10/22	15,432	22,066	16,227
11/22	16,510	23,298	17,377
12/22	15,794	21,953	16,797
1/23	16,936	23,388	17,940
2/23	16,427	22,833	17,499
3/23	16,716	23,525	17,859
4/23	16,936	23,835	18,089
5/23	16,661	23,879	17,815
6/23	17,610	25,498	18,728
7/23	18,105	26,345	19,324
8/23	17,679	25,889	18,859
9/23	16,908	24,641	18,105
10/23	16,441	24,054	17,565
11/23	17,871	26,238	19,035
12/23	18,808	27,544	20,011
1/24	18,822	27,912	20,040
2/24	19,509	29,397	20,732
3/24	20,124	30,383	21,323
4/24	19,380	29,097	20,634
5/24	20,067	30,531	21,425
6/24	20,210	31,496	21,713
7/24	20,683	32,029	22,231
8/24	21,141	32,728	22,705
9/24	21,470	33,399	23,166
10/24	21,012	33,085	22,604

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-4 Shares	27.80%	8.82%	7.71%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2045 Index	28.69%	9.73%	8.50%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2045 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,683,717
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate 36.7%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	63.56%
International Equity Funds	24.72%
Fixed Income Funds	11.73%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV862ARR4-0

R-5

LTRDX

Principal LifeTime 2045 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2045 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$30	0.26%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2045. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	R-5 shares at net asset value $21,260	S&P 1500 Index TR $33,085	S&P Target Date 2045 Index $22,604
10/14	10,000	10,000	10,000
11/14	10,139	10,252	10,126
12/14	10,047	10,246	10,018
1/15	9,934	9,952	9,910
2/15	10,387	10,519	10,381
3/15	10,318	10,388	10,304
4/15	10,422	10,456	10,427
5/15	10,492	10,596	10,493
6/15	10,309	10,406	10,292
7/15	10,422	10,598	10,416
8/15	9,829	9,965	9,835
9/15	9,567	9,709	9,579
10/15	10,134	10,500	10,175
11/15	10,117	10,547	10,185
12/15	9,946	10,349	9,972
1/16	9,404	9,826	9,533
2/16	9,312	9,828	9,483
3/16	9,891	10,511	10,096
4/16	9,983	10,561	10,186
5/16	10,056	10,754	10,281
6/16	10,010	10,785	10,298
7/16	10,359	11,192	10,645
8/16	10,368	11,214	10,676
9/16	10,405	11,213	10,714
10/16	10,185	10,993	10,507
11/16	10,332	11,464	10,709
12/16	10,467	11,698	10,923
1/17	10,725	11,909	11,134
2/17	10,984	12,360	11,403
3/17	11,070	12,369	11,500
4/17	11,261	12,494	11,644
5/17	11,443	12,638	11,815
6/17	11,510	12,735	11,897
7/17	11,787	12,983	12,144
8/17	11,845	12,994	12,148
9/17	12,084	13,301	12,414
10/17	12,323	13,605	12,638
11/17	12,553	14,030	12,908
12/17	12,676	14,170	13,059
1/18	13,295	14,939	13,606
2/18	12,756	14,380	13,101
3/18	12,626	14,067	12,937
4/18	12,706	14,118	13,026
5/18	12,826	14,492	13,183
6/18	12,776	14,582	13,151
7/18	13,095	15,102	13,474
8/18	13,275	15,601	13,652
9/18	13,285	15,654	13,652
10/18	12,316	14,538	12,712
11/18	12,466	14,842	12,915
12/18	11,589	13,467	12,048
1/19	12,501	14,577	12,928
2/19	12,854	15,060	13,259
3/19	13,004	15,304	13,385
4/19	13,423	15,923	13,784
5/19	12,758	14,884	13,069
6/19	13,508	15,940	13,828
7/19	13,573	16,165	13,887
8/19	13,412	15,870	13,628
9/19	13,594	16,185	13,902
10/19	13,851	16,523	14,211
11/19	14,194	17,114	14,521
12/19	14,551	17,628	14,942
1/20	14,448	17,575	14,783
2/20	13,532	16,108	13,714
3/20	11,643	14,001	11,931
4/20	12,868	15,806	13,113
5/20	13,521	16,580	13,658
6/20	13,830	16,909	13,994
7/20	14,517	17,847	14,605
8/20	15,169	19,080	15,315
9/20	14,826	18,357	14,895
10/20	14,585	17,938	14,654
11/20	16,154	19,966	16,283
12/20	16,881	20,787	16,983
1/21	16,737	20,647	16,954
2/21	17,276	21,293	17,410
3/21	17,682	22,224	17,889
4/21	18,424	23,378	18,577
5/21	18,639	23,543	18,824
6/21	18,819	24,032	18,963
7/21	19,010	24,544	19,087
8/21	19,369	25,268	19,502
9/21	18,616	24,117	18,821
10/21	19,453	25,769	19,636
11/21	18,879	25,547	19,194
12/21	19,632	26,700	19,958
1/22	18,585	25,274	18,986
2/22	18,023	24,602	18,661
3/22	18,214	25,462	18,955
4/22	16,809	23,270	17,614
5/22	16,912	23,329	17,687
6/22	15,583	21,384	16,279
7/22	16,758	23,379	17,415
8/22	16,081	22,437	16,784
9/22	14,651	20,367	15,301
10/22	15,583	22,066	16,227
11/22	16,669	23,298	17,377
12/22	15,945	21,953	16,797
1/23	17,097	23,388	17,940
2/23	16,598	22,833	17,499
3/23	16,875	23,525	17,859
4/23	17,111	23,835	18,089
5/23	16,833	23,879	17,815
6/23	17,791	25,498	18,728
7/23	18,291	26,345	19,324
8/23	17,860	25,889	18,859
9/23	17,083	24,641	18,105
10/23	16,611	24,054	17,565
11/23	18,055	26,238	19,035
12/23	19,005	27,544	20,011
1/24	19,020	27,912	20,040
2/24	19,728	29,397	20,732
3/24	20,349	30,383	21,323
4/24	19,598	29,097	20,634
5/24	20,291	30,531	21,425
6/24	20,436	31,496	21,713
7/24	20,927	32,029	22,231
8/24	21,390	32,728	22,705
9/24	21,722	33,399	23,166
10/24	21,260	33,085	22,604

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-5 Shares	27.98%	8.95%	7.83%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2045 Index	28.69%	9.73%	8.50%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2045 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,683,717
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate 36.7%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	63.56%
International Equity Funds	24.72%
Fixed Income Funds	11.73%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV862ARR5-0

Class A

PPEAX

Principal LifeTime 2050 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2050 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.38%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2050. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	Class A shares with maximum sales charge $20,385	S&P 1500 Index TR $33,085	S&P Target Date 2050 Index $23,069
10/14	9,451	10,000	10,000
11/14	9,574	10,252	10,131
12/14	9,485	10,246	10,018
1/15	9,373	9,952	9,899
2/15	9,821	10,519	10,390
3/15	9,742	10,388	10,310
4/15	9,848	10,456	10,440
5/15	9,920	10,596	10,508
6/15	9,742	10,406	10,303
7/15	9,848	10,598	10,431
8/15	9,274	9,965	9,825
9/15	9,017	9,709	9,558
10/15	9,564	10,500	10,177
11/15	9,551	10,547	10,191
12/15	9,383	10,349	9,972
1/16	8,854	9,826	9,511
2/16	8,770	9,828	9,455
3/16	9,320	10,511	10,088
4/16	9,404	10,561	10,177
5/16	9,481	10,754	10,275
6/16	9,425	10,785	10,284
7/16	9,759	11,192	10,645
8/16	9,773	11,214	10,675
9/16	9,808	11,213	10,713
10/16	9,599	10,993	10,501
11/16	9,745	11,464	10,722
12/16	9,871	11,698	10,943
1/17	10,125	11,909	11,164
2/17	10,365	12,360	11,442
3/17	10,453	12,369	11,546
4/17	10,642	12,494	11,693
5/17	10,809	12,638	11,869
6/17	10,882	12,735	11,954
7/17	11,144	12,983	12,207
8/17	11,202	12,994	12,209
9/17	11,435	13,301	12,484
10/17	11,660	13,605	12,716
11/17	11,893	14,030	12,996
12/17	12,009	14,170	13,150
1/18	12,611	14,939	13,717
2/18	12,093	14,380	13,196
3/18	11,963	14,067	13,027
4/18	12,039	14,118	13,120
5/18	12,154	14,492	13,285
6/18	12,108	14,582	13,251
7/18	12,420	15,102	13,583
8/18	12,588	15,601	13,763
9/18	12,603	15,654	13,764
10/18	11,643	14,538	12,794
11/18	11,796	14,842	13,004
12/18	10,920	13,467	12,106
1/19	11,810	14,577	13,008
2/19	12,164	15,060	13,348
3/19	12,296	15,304	13,472
4/19	12,700	15,923	13,883
5/19	12,049	14,884	13,140
6/19	12,774	15,940	13,918
7/19	12,840	16,165	13,977
8/19	12,675	15,870	13,701
9/19	12,848	16,185	13,984
10/19	13,096	16,523	14,300
11/19	13,434	17,114	14,619
12/19	13,785	17,628	15,054
1/20	13,670	17,575	14,883
2/20	12,764	16,108	13,780
3/20	10,906	14,001	11,959
4/20	12,095	15,806	13,163
5/20	12,728	16,580	13,721
6/20	13,028	16,909	14,064
7/20	13,688	17,847	14,683
8/20	14,330	19,080	15,416
9/20	13,987	18,357	14,983
10/20	13,758	17,938	14,737
11/20	15,299	19,966	16,416
12/20	16,004	20,787	17,141
1/21	15,865	20,647	17,114
2/21	16,410	21,293	17,595
3/21	16,807	22,224	18,096
4/21	17,527	23,378	18,805
5/21	17,731	23,543	19,061
6/21	17,897	24,032	19,197
7/21	18,072	24,544	19,319
8/21	18,432	25,268	19,752
9/21	17,694	24,117	19,044
10/21	18,525	25,769	19,893
11/21	17,943	25,547	19,430
12/21	18,684	26,700	20,225
1/22	17,668	25,274	19,224
2/22	17,120	24,602	18,893
3/22	17,309	25,462	19,210
4/22	15,935	23,270	17,831
5/22	16,035	23,329	17,904
6/22	14,740	21,384	16,446
7/22	15,885	23,379	17,614
8/22	15,218	22,437	16,970
9/22	13,833	20,367	15,448
10/22	14,760	22,066	16,411
11/22	15,825	23,298	17,594
12/22	15,112	21,953	16,994
1/23	16,230	23,388	18,171
2/23	15,741	22,833	17,723
3/23	16,013	23,525	18,083
4/23	16,241	23,835	18,316
5/23	15,969	23,879	18,034
6/23	16,935	25,498	18,997
7/23	17,435	26,345	19,627
8/23	17,011	25,889	19,137
9/23	16,251	24,641	18,359
10/23	15,785	24,054	17,797
11/23	17,207	26,238	19,316
12/23	18,125	27,544	20,323
1/24	18,136	27,912	20,350
2/24	18,882	29,397	21,089
3/24	19,503	30,383	21,708
4/24	18,757	29,097	20,998
5/24	19,447	30,531	21,821
6/24	19,582	31,496	22,132
7/24	20,046	32,029	22,666
8/24	20,509	32,728	23,150
9/24	20,825	33,399	23,625
10/24	20,385	33,085	23,069

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	29.14%	9.25%	7.99%
Class A Shares Including Sales Charge	22.01%	8.03%	7.38%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2050 Index	29.63%	10.04%	8.72%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2050 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$3,333,038
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate 37.1%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	68.71%
International Equity Funds	26.84%
Fixed Income Funds	4.46%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV863ARA-0

Class J

PFLJX

Principal LifeTime 2050 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2050 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$22	0.19%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2050. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	Class J shares with maximum sales charge $21,832	S&P 1500 Index TR $33,085	S&P Target Date 2050 Index $23,069
10/14	10,000	10,000	10,000
11/14	10,134	10,252	10,131
12/14	10,033	10,246	10,018
1/15	9,918	9,952	9,899
2/15	10,384	10,519	10,390
3/15	10,305	10,388	10,310
4/15	10,420	10,456	10,440
5/15	10,492	10,596	10,508
6/15	10,305	10,406	10,303
7/15	10,413	10,598	10,431
8/15	9,811	9,965	9,825
9/15	9,531	9,709	9,558
10/15	10,112	10,500	10,177
11/15	10,098	10,547	10,191
12/15	9,918	10,349	9,972
1/16	9,364	9,826	9,511
2/16	9,273	9,828	9,455
3/16	9,858	10,511	10,088
4/16	9,949	10,561	10,177
5/16	10,025	10,754	10,275
6/16	9,964	10,785	10,284
7/16	10,321	11,192	10,645
8/16	10,336	11,214	10,675
9/16	10,374	11,213	10,713
10/16	10,154	10,993	10,501
11/16	10,305	11,464	10,722
12/16	10,439	11,698	10,943
1/17	10,709	11,909	11,164
2/17	10,971	12,360	11,442
3/17	11,066	12,369	11,546
4/17	11,256	12,494	11,693
5/17	11,447	12,638	11,869
6/17	11,518	12,735	11,954
7/17	11,796	12,983	12,207
8/17	11,860	12,994	12,209
9/17	12,114	13,301	12,484
10/17	12,352	13,605	12,716
11/17	12,598	14,030	12,996
12/17	12,721	14,170	13,150
1/18	13,371	14,939	13,717
2/18	12,821	14,380	13,196
3/18	12,687	14,067	13,027
4/18	12,762	14,118	13,120
5/18	12,887	14,492	13,285
6/18	12,846	14,582	13,251
7/18	13,171	15,102	13,583
8/18	13,354	15,601	13,763
9/18	13,371	15,654	13,764
10/18	12,354	14,538	12,794
11/18	12,512	14,842	13,004
12/18	11,590	13,467	12,106
1/19	12,533	14,577	13,008
2/19	12,913	15,060	13,348
3/19	13,049	15,304	13,472
4/19	13,484	15,923	13,883
5/19	12,786	14,884	13,140
6/19	13,566	15,940	13,918
7/19	13,638	16,165	13,977
8/19	13,457	15,870	13,701
9/19	13,647	16,185	13,984
10/19	13,910	16,523	14,300
11/19	14,272	17,114	14,619
12/19	14,650	17,628	15,054
1/20	14,534	17,575	14,883
2/20	13,562	16,108	13,780
3/20	11,600	14,001	11,959
4/20	12,863	15,806	13,163
5/20	13,533	16,580	13,721
6/20	13,854	16,909	14,064
7/20	14,563	17,847	14,683
8/20	15,243	19,080	15,416
9/20	14,883	18,357	14,983
10/20	14,631	17,938	14,737
11/20	16,273	19,966	16,416
12/20	17,037	20,787	17,141
1/21	16,884	20,647	17,114
2/21	17,467	21,293	17,595
3/21	17,886	22,224	18,096
4/21	18,663	23,378	18,805
5/21	18,878	23,543	19,061
6/21	19,062	24,032	19,197
7/21	19,257	24,544	19,319
8/21	19,635	25,268	19,752
9/21	18,858	24,117	19,044
10/21	19,737	25,769	19,893
11/21	19,124	25,547	19,430
12/21	19,923	26,700	20,225
1/22	18,837	25,274	19,224
2/22	18,250	24,602	18,893
3/22	18,472	25,462	19,210
4/22	16,998	23,270	17,831
5/22	17,109	23,329	17,904
6/22	15,724	21,384	16,446
7/22	16,954	23,379	17,614
8/22	16,245	22,437	16,970
9/22	14,771	20,367	15,448
10/22	15,757	22,066	16,411
11/22	16,898	23,298	17,594
12/22	16,141	21,953	16,994
1/23	17,331	23,388	18,171
2/23	16,821	22,833	17,723
3/23	17,100	23,525	18,083
4/23	17,355	23,835	18,316
5/23	17,064	23,879	18,034
6/23	18,096	25,498	18,997
7/23	18,631	26,345	19,627
8/23	18,181	25,889	19,137
9/23	17,368	24,641	18,359
10/23	16,882	24,054	17,797
11/23	18,400	26,238	19,316
12/23	19,384	27,544	20,323
1/24	19,397	27,912	20,350
2/24	20,196	29,397	21,089
3/24	20,868	30,383	21,708
4/24	20,069	29,097	20,998
5/24	20,818	30,531	21,821
6/24	20,970	31,496	22,132
7/24	21,465	32,029	22,666
8/24	21,959	32,728	23,150
9/24	22,302	33,399	23,625
10/24	21,832	33,085	23,069

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	29.33%	9.43%	8.12%
Class J Shares Including Sales Charge	28.33%	9.43%	8.12%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2050 Index	29.63%	10.04%	8.72%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2050 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$3,333,038
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate 37.1%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	68.71%
International Equity Funds	26.84%
Fixed Income Funds	4.46%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV863ARJ-0

Institutional

PPLIX

Principal LifeTime 2050 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2050 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$1	0.01%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2050. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	Institutional shares at net asset value $22,381	S&P 1500 Index TR $33,085	S&P Target Date 2050 Index $23,069
10/14	10,000	10,000	10,000
11/14	10,138	10,252	10,131
12/14	10,044	10,246	10,018
1/15	9,925	9,952	9,899
2/15	10,402	10,519	10,390
3/15	10,325	10,388	10,310
4/15	10,445	10,456	10,440
5/15	10,515	10,596	10,508
6/15	10,339	10,406	10,303
7/15	10,452	10,598	10,431
8/15	9,848	9,965	9,825
9/15	9,574	9,709	9,558
10/15	10,157	10,500	10,177
11/15	10,150	10,547	10,191
12/15	9,970	10,349	9,972
1/16	9,411	9,826	9,511
2/16	9,322	9,828	9,455
3/16	9,910	10,511	10,088
4/16	10,007	10,561	10,177
5/16	10,089	10,754	10,275
6/16	10,029	10,785	10,284
7/16	10,394	11,192	10,645
8/16	10,409	11,214	10,675
9/16	10,446	11,213	10,713
10/16	10,230	10,993	10,501
11/16	10,387	11,464	10,722
12/16	10,526	11,698	10,943
1/17	10,799	11,909	11,164
2/17	11,064	12,360	11,442
3/17	11,158	12,369	11,546
4/17	11,361	12,494	11,693
5/17	11,548	12,638	11,869
6/17	11,626	12,735	11,954
7/17	11,907	12,983	12,207
8/17	11,969	12,994	12,209
9/17	12,235	13,301	12,484
10/17	12,477	13,605	12,716
11/17	12,726	14,030	12,996
12/17	12,855	14,170	13,150
1/18	13,511	14,939	13,717
2/18	12,953	14,380	13,196
3/18	12,822	14,067	13,027
4/18	12,904	14,118	13,120
5/18	13,027	14,492	13,285
6/18	12,986	14,582	13,251
7/18	13,322	15,102	13,583
8/18	13,511	15,601	13,763
9/18	13,527	15,654	13,764
10/18	12,502	14,538	12,794
11/18	12,666	14,842	13,004
12/18	11,738	13,467	12,106
1/19	12,701	14,577	13,008
2/19	13,075	15,060	13,348
3/19	13,226	15,304	13,472
4/19	13,663	15,923	13,883
5/19	12,959	14,884	13,140
6/19	13,752	15,940	13,918
7/19	13,824	16,165	13,977
8/19	13,645	15,870	13,701
9/19	13,841	16,185	13,984
10/19	14,118	16,523	14,300
11/19	14,483	17,114	14,619
12/19	14,866	17,628	15,054
1/20	14,751	17,575	14,883
2/20	13,767	16,108	13,780
3/20	11,770	14,001	11,959
4/20	13,060	15,806	13,163
5/20	13,748	16,580	13,721
6/20	14,082	16,909	14,064
7/20	14,799	17,847	14,683
8/20	15,496	19,080	15,416
9/20	15,124	18,357	14,983
10/20	14,875	17,938	14,737
11/20	16,547	19,966	16,416
12/20	17,328	20,787	17,141
1/21	17,177	20,647	17,114
2/21	17,770	21,293	17,595
3/21	18,203	22,224	18,096
4/21	18,997	23,378	18,805
5/21	19,219	23,543	19,061
6/21	19,410	24,032	19,197
7/21	19,611	24,544	19,319
8/21	19,993	25,268	19,752
9/21	19,198	24,117	19,044
10/21	20,104	25,769	19,893
11/21	19,490	25,547	19,430
12/21	20,293	26,700	20,225
1/22	19,205	25,274	19,224
2/22	18,606	24,602	18,893
3/22	18,824	25,462	19,210
4/22	17,332	23,270	17,831
5/22	17,452	23,329	17,904
6/22	16,036	21,384	16,446
7/22	17,288	23,379	17,614
8/22	16,581	22,437	16,970
9/22	15,068	20,367	15,448
10/22	16,091	22,066	16,411
11/22	17,245	23,298	17,594
12/22	16,480	21,953	16,994
1/23	17,707	23,388	18,171
2/23	17,183	22,833	17,723
3/23	17,469	23,525	18,083
4/23	17,731	23,835	18,316
5/23	17,445	23,879	18,034
6/23	18,506	25,498	18,997
7/23	19,054	26,345	19,627
8/23	18,589	25,889	19,137
9/23	17,767	24,641	18,359
10/23	17,266	24,054	17,797
11/23	18,827	26,238	19,316
12/23	19,842	27,544	20,323
1/24	19,854	27,912	20,350
2/24	20,676	29,397	21,089
3/24	21,360	30,383	21,708
4/24	20,551	29,097	20,998
5/24	21,323	30,531	21,821
6/24	21,472	31,496	22,132
7/24	21,995	32,029	22,666
8/24	22,493	32,728	23,150
9/24	22,854	33,399	23,625
10/24	22,381	33,085	23,069

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	29.62%	9.65%	8.39%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2050 Index	29.63%	10.04%	8.72%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2050 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$3,333,038
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate 37.1%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	68.71%
International Equity Funds	26.84%
Fixed Income Funds	4.46%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV863ARI-0

R-1

PZASX

Principal LifeTime 2050 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2050 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$101	0.88%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2050. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	R-1 shares at net asset value $20,509	S&P 1500 Index TR $33,085	S&P Target Date 2050 Index $23,069
10/14	10,000	10,000	10,000
11/14	10,133	10,252	10,131
12/14	10,033	10,246	10,018
1/15	9,906	9,952	9,899
2/15	10,371	10,519	10,390
3/15	10,287	10,388	10,310
4/15	10,399	10,456	10,440
5/15	10,463	10,596	10,508
6/15	10,280	10,406	10,303
7/15	10,385	10,598	10,431
8/15	9,772	9,965	9,825
9/15	9,496	9,709	9,558
10/15	10,068	10,500	10,177
11/15	10,054	10,547	10,191
12/15	9,870	10,349	9,972
1/16	9,313	9,826	9,511
2/16	9,217	9,828	9,455
3/16	9,788	10,511	10,088
4/16	9,877	10,561	10,177
5/16	9,951	10,754	10,275
6/16	9,885	10,785	10,284
7/16	10,233	11,192	10,645
8/16	10,248	11,214	10,675
9/16	10,278	11,213	10,713
10/16	10,055	10,993	10,501
11/16	10,204	11,464	10,722
12/16	10,333	11,698	10,943
1/17	10,595	11,909	11,164
2/17	10,842	12,360	11,442
3/17	10,927	12,369	11,546
4/17	11,112	12,494	11,693
5/17	11,290	12,638	11,869
6/17	11,359	12,735	11,954
7/17	11,629	12,983	12,207
8/17	11,683	12,994	12,209
9/17	11,923	13,301	12,484
10/17	12,154	13,605	12,716
11/17	12,386	14,030	12,996
12/17	12,502	14,170	13,150
1/18	13,129	14,939	13,717
2/18	12,582	14,380	13,196
3/18	12,446	14,067	13,027
4/18	12,518	14,118	13,120
5/18	12,631	14,492	13,285
6/18	12,582	14,582	13,251
7/18	12,896	15,102	13,583
8/18	13,065	15,601	13,763
9/18	13,073	15,654	13,764
10/18	12,075	14,538	12,794
11/18	12,228	14,842	13,004
12/18	11,317	13,467	12,106
1/19	12,234	14,577	13,008
2/19	12,589	15,060	13,348
3/19	12,728	15,304	13,472
4/19	13,143	15,923	13,883
5/19	12,459	14,884	13,140
6/19	13,204	15,940	13,918
7/19	13,265	16,165	13,977
8/19	13,083	15,870	13,701
9/19	13,265	16,185	13,984
10/19	13,516	16,523	14,300
11/19	13,862	17,114	14,619
12/19	14,216	17,628	15,054
1/20	14,087	17,575	14,883
2/20	13,140	16,108	13,780
3/20	11,228	14,001	11,959
4/20	12,450	15,806	13,163
5/20	13,094	16,580	13,721
6/20	13,398	16,909	14,064
7/20	14,078	17,847	14,683
8/20	14,731	19,080	15,416
9/20	14,363	18,357	14,983
10/20	14,124	17,938	14,737
11/20	15,696	19,966	16,416
12/20	16,414	20,787	17,141
1/21	16,260	20,647	17,114
2/21	16,818	21,293	17,595
3/21	17,212	22,224	18,096
4/21	17,943	23,378	18,805
5/21	18,145	23,543	19,061
6/21	18,308	24,032	19,197
7/21	18,491	24,544	19,319
8/21	18,837	25,268	19,752
9/21	18,077	24,117	19,044
10/21	18,914	25,769	19,893
11/21	18,318	25,547	19,430
12/21	19,067	26,700	20,225
1/22	18,024	25,274	19,224
2/22	17,456	24,602	18,893
3/22	17,652	25,462	19,210
4/22	16,237	23,270	17,831
5/22	16,340	23,329	17,904
6/22	14,998	21,384	16,446
7/22	16,165	23,379	17,614
8/22	15,483	22,437	16,970
9/22	14,068	20,367	15,448
10/22	15,008	22,066	16,411
11/22	16,072	23,298	17,594
12/22	15,340	21,953	16,994
1/23	16,473	23,388	18,171
2/23	15,979	22,833	17,723
3/23	16,237	23,525	18,083
4/23	16,462	23,835	18,316
5/23	16,181	23,879	18,034
6/23	17,158	25,498	18,997
7/23	17,651	26,345	19,627
8/23	17,214	25,889	19,137
9/23	16,439	24,641	18,359
10/23	15,968	24,054	17,797
11/23	17,382	26,238	19,316
12/23	18,310	27,544	20,323
1/24	18,322	27,912	20,350
2/24	19,055	29,397	21,089
3/24	19,683	30,383	21,708
4/24	18,915	29,097	20,998
5/24	19,613	30,531	21,821
6/24	19,741	31,496	22,132
7/24	20,195	32,029	22,666
8/24	20,648	32,728	23,150
9/24	20,962	33,399	23,625
10/24	20,509	33,085	23,069

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-1 Shares	28.44%	8.70%	7.45%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2050 Index	29.63%	10.04%	8.72%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2050 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$3,333,038
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate 37.1%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	68.71%
International Equity Funds	26.84%
Fixed Income Funds	4.46%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV863ARR1-0

R-3

PTERX

Principal LifeTime 2050 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2050 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$65	0.57%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2050. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	R-3 shares at net asset value $21,149	S&P 1500 Index TR $33,085	S&P Target Date 2050 Index $23,069
10/14	10,000	10,000	10,000
11/14	10,132	10,252	10,131
12/14	10,032	10,246	10,018
1/15	9,912	9,952	9,899
2/15	10,385	10,519	10,390
3/15	10,301	10,388	10,310
4/15	10,414	10,456	10,440
5/15	10,484	10,596	10,508
6/15	10,301	10,406	10,303
7/15	10,407	10,598	10,431
8/15	9,799	9,965	9,825
9/15	9,523	9,709	9,558
10/15	10,103	10,500	10,177
11/15	10,082	10,547	10,191
12/15	9,903	10,349	9,972
1/16	9,344	9,826	9,511
2/16	9,254	9,828	9,455
3/16	9,829	10,511	10,088
4/16	9,918	10,561	10,177
5/16	10,000	10,754	10,275
6/16	9,933	10,785	10,284
7/16	10,291	11,192	10,645
8/16	10,306	11,214	10,675
9/16	10,336	11,213	10,713
10/16	10,112	10,993	10,501
11/16	10,269	11,464	10,722
12/16	10,399	11,698	10,943
1/17	10,664	11,909	11,164
2/17	10,920	12,360	11,442
3/17	11,006	12,369	11,546
4/17	11,201	12,494	11,693
5/17	11,379	12,638	11,869
6/17	11,457	12,735	11,954
7/17	11,729	12,983	12,207
8/17	11,784	12,994	12,209
9/17	12,033	13,301	12,484
10/17	12,266	13,605	12,716
11/17	12,507	14,030	12,996
12/17	12,624	14,170	13,150
1/18	13,259	14,939	13,717
2/18	12,714	14,380	13,196
3/18	12,576	14,067	13,027
4/18	12,649	14,118	13,120
5/18	12,771	14,492	13,285
6/18	12,722	14,582	13,251
7/18	13,048	15,102	13,583
8/18	13,219	15,601	13,763
9/18	13,235	15,654	13,764
10/18	12,226	14,538	12,794
11/18	12,380	14,842	13,004
12/18	11,461	13,467	12,106
1/19	12,394	14,577	13,008
2/19	12,763	15,060	13,348
3/19	12,895	15,304	13,472
4/19	13,326	15,923	13,883
5/19	12,631	14,884	13,140
6/19	13,397	15,940	13,918
7/19	13,458	16,165	13,977
8/19	13,282	15,870	13,701
9/19	13,467	16,185	13,984
10/19	13,722	16,523	14,300
11/19	14,074	17,114	14,619
12/19	14,447	17,628	15,054
1/20	14,324	17,575	14,883
2/20	13,367	16,108	13,780
3/20	11,424	14,001	11,959
4/20	12,663	15,806	13,163
5/20	13,320	16,580	13,721
6/20	13,639	16,909	14,064
7/20	14,324	17,847	14,683
8/20	15,000	19,080	15,416
9/20	14,634	18,357	14,983
10/20	14,390	17,938	14,737
11/20	15,995	19,966	16,416
12/20	16,732	20,787	17,141
1/21	16,585	20,647	17,114
2/21	17,146	21,293	17,595
3/21	17,559	22,224	18,096
4/21	18,317	23,378	18,805
5/21	18,524	23,543	19,061
6/21	18,701	24,032	19,197
7/21	18,878	24,544	19,319
8/21	19,242	25,268	19,752
9/21	18,474	24,117	19,044
10/21	19,331	25,769	19,893
11/21	18,730	25,547	19,430
12/21	19,503	26,700	20,225
1/22	18,432	25,274	19,224
2/22	17,859	24,602	18,893
3/22	18,060	25,462	19,210
4/22	16,617	23,270	17,831
5/22	16,723	23,329	17,904
6/22	15,365	21,384	16,446
7/22	16,553	23,379	17,614
8/22	15,864	22,437	16,970
9/22	14,421	20,367	15,448
10/22	15,386	22,066	16,411
11/22	16,479	23,298	17,594
12/22	15,740	21,953	16,994
1/23	16,908	23,388	18,171
2/23	16,399	22,833	17,723
3/23	16,665	23,525	18,083
4/23	16,908	23,835	18,316
5/23	16,619	23,879	18,034
6/23	17,625	25,498	18,997
7/23	18,134	26,345	19,627
8/23	17,694	25,889	19,137
9/23	16,896	24,641	18,359
10/23	16,422	24,054	17,797
11/23	17,891	26,238	19,316
12/23	18,839	27,544	20,323
1/24	18,851	27,912	20,350
2/24	19,621	29,397	21,089
3/24	20,271	30,383	21,708
4/24	19,477	29,097	20,998
5/24	20,199	30,531	21,821
6/24	20,343	31,496	22,132
7/24	20,812	32,029	22,666
8/24	21,281	32,728	23,150
9/24	21,618	33,399	23,625
10/24	21,149	33,085	23,069

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-3 Shares	28.78%	9.04%	7.78%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2050 Index	29.63%	10.04%	8.72%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2050 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$3,333,038
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate 37.1%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	68.71%
International Equity Funds	26.84%
Fixed Income Funds	4.46%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV863ARR3-0

R-4

PTESX

Principal LifeTime 2050 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2050 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$44	0.38%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2050. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	R-4 shares at net asset value $21,556	S&P 1500 Index TR $33,085	S&P Target Date 2050 Index $23,069
10/14	10,000	10,000	10,000
11/14	10,139	10,252	10,131
12/14	10,038	10,246	10,018
1/15	9,918	9,952	9,899
2/15	10,390	10,519	10,390
3/15	10,313	10,388	10,310
4/15	10,425	10,456	10,440
5/15	10,496	10,596	10,508
6/15	10,313	10,406	10,303
7/15	10,425	10,598	10,431
8/15	9,820	9,965	9,825
9/15	9,545	9,709	9,558
10/15	10,122	10,500	10,177
11/15	10,108	10,547	10,191
12/15	9,927	10,349	9,972
1/16	9,369	9,826	9,511
2/16	9,279	9,828	9,455
3/16	9,860	10,511	10,088
4/16	9,949	10,561	10,177
5/16	10,031	10,754	10,275
6/16	9,972	10,785	10,284
7/16	10,329	11,192	10,645
8/16	10,344	11,214	10,675
9/16	10,374	11,213	10,713
10/16	10,158	10,993	10,501
11/16	10,307	11,464	10,722
12/16	10,447	11,698	10,943
1/17	10,712	11,909	11,164
2/17	10,968	12,360	11,442
3/17	11,062	12,369	11,546
4/17	11,256	12,494	11,693
5/17	11,443	12,638	11,869
6/17	11,513	12,735	11,954
7/17	11,793	12,983	12,207
8/17	11,847	12,994	12,209
9/17	12,104	13,301	12,484
10/17	12,338	13,605	12,716
11/17	12,586	14,030	12,996
12/17	12,706	14,170	13,150
1/18	13,350	14,939	13,717
2/18	12,795	14,380	13,196
3/18	12,665	14,067	13,027
4/18	12,738	14,118	13,120
5/18	12,861	14,492	13,285
6/18	12,812	14,582	13,251
7/18	13,138	15,102	13,583
8/18	13,325	15,601	13,763
9/18	13,333	15,654	13,764
10/18	12,323	14,538	12,794
11/18	12,478	14,842	13,004
12/18	11,563	13,467	12,106
1/19	12,498	14,577	13,008
2/19	12,868	15,060	13,348
3/19	13,009	15,304	13,472
4/19	13,441	15,923	13,883
5/19	12,745	14,884	13,140
6/19	13,512	15,940	13,918
7/19	13,582	16,165	13,977
8/19	13,406	15,870	13,701
9/19	13,591	16,185	13,984
10/19	13,856	16,523	14,300
11/19	14,217	17,114	14,619
12/19	14,590	17,628	15,054
1/20	14,467	17,575	14,883
2/20	13,497	16,108	13,780
3/20	11,536	14,001	11,959
4/20	12,799	15,806	13,163
5/20	13,468	16,580	13,721
6/20	13,789	16,909	14,064
7/20	14,486	17,847	14,683
8/20	15,165	19,080	15,416
9/20	14,797	18,357	14,983
10/20	14,552	17,938	14,737
11/20	16,183	19,966	16,416
12/20	16,935	20,787	17,141
1/21	16,787	20,647	17,114
2/21	17,361	21,293	17,595
3/21	17,776	22,224	18,096
4/21	18,548	23,378	18,805
5/21	18,756	23,543	19,061
6/21	18,934	24,032	19,197
7/21	19,122	24,544	19,319
8/21	19,498	25,268	19,752
9/21	18,716	24,117	19,044
10/21	19,596	25,769	19,893
11/21	18,983	25,547	19,430
12/21	19,767	26,700	20,225
1/22	18,689	25,274	19,224
2/22	18,113	24,602	18,893
3/22	18,316	25,462	19,210
4/22	16,864	23,270	17,831
5/22	16,971	23,329	17,904
6/22	15,594	21,384	16,446
7/22	16,800	23,379	17,614
8/22	16,106	22,437	16,970
9/22	14,633	20,367	15,448
10/22	15,615	22,066	16,411
11/22	16,736	23,298	17,594
12/22	15,991	21,953	16,994
1/23	17,179	23,388	18,171
2/23	16,655	22,833	17,723
3/23	16,934	23,525	18,083
4/23	17,179	23,835	18,316
5/23	16,899	23,879	18,034
6/23	17,913	25,498	18,997
7/23	18,448	26,345	19,627
8/23	17,994	25,889	19,137
9/23	17,191	24,641	18,359
10/23	16,701	24,054	17,797
11/23	18,204	26,238	19,316
12/23	19,178	27,544	20,323
1/24	19,191	27,912	20,350
2/24	19,967	29,397	21,089
3/24	20,634	30,383	21,708
4/24	19,834	29,097	20,998
5/24	20,573	30,531	21,821
6/24	20,719	31,496	22,132
7/24	21,204	32,029	22,666
8/24	21,689	32,728	23,150
9/24	22,029	33,399	23,625
10/24	21,556	33,085	23,069

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-4 Shares	29.07%	9.24%	7.98%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2050 Index	29.63%	10.04%	8.72%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2050 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$3,333,038
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate 37.1%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	68.71%
International Equity Funds	26.84%
Fixed Income Funds	4.46%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV863ARR4-0

R-5

PTEFX

Principal LifeTime 2050 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2050 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$30	0.26%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2050. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	R-5 shares at net asset value $21,822	S&P 1500 Index TR $33,085	S&P Target Date 2050 Index $23,069
10/14	10,000	10,000	10,000
11/14	10,138	10,252	10,131
12/14	10,043	10,246	10,018
1/15	9,924	9,952	9,899
2/15	10,395	10,519	10,390
3/15	10,318	10,388	10,310
4/15	10,430	10,456	10,440
5/15	10,501	10,596	10,508
6/15	10,318	10,406	10,303
7/15	10,430	10,598	10,431
8/15	9,825	9,965	9,825
9/15	9,551	9,709	9,558
10/15	10,135	10,500	10,177
11/15	10,121	10,547	10,191
12/15	9,942	10,349	9,972
1/16	9,383	9,826	9,511
2/16	9,294	9,828	9,455
3/16	9,875	10,511	10,088
4/16	9,971	10,561	10,177
5/16	10,053	10,754	10,275
6/16	9,986	10,785	10,284
7/16	10,344	11,192	10,645
8/16	10,366	11,214	10,675
9/16	10,396	11,213	10,713
10/16	10,180	10,993	10,501
11/16	10,336	11,464	10,722
12/16	10,472	11,698	10,943
1/17	10,744	11,909	11,164
2/17	11,001	12,360	11,442
3/17	11,094	12,369	11,546
4/17	11,289	12,494	11,693
5/17	11,475	12,638	11,869
6/17	11,553	12,735	11,954
7/17	11,825	12,983	12,207
8/17	11,888	12,994	12,209
9/17	12,144	13,301	12,484
10/17	12,386	13,605	12,716
11/17	12,627	14,030	12,996
12/17	12,748	14,170	13,150
1/18	13,401	14,939	13,717
2/18	12,846	14,380	13,196
3/18	12,715	14,067	13,027
4/18	12,789	14,118	13,120
5/18	12,911	14,492	13,285
6/18	12,870	14,582	13,251
7/18	13,197	15,102	13,583
8/18	13,384	15,601	13,763
9/18	13,392	15,654	13,764
10/18	12,380	14,538	12,794
11/18	12,536	14,842	13,004
12/18	11,614	13,467	12,106
1/19	12,561	14,577	13,008
2/19	12,932	15,060	13,348
3/19	13,074	15,304	13,472
4/19	13,516	15,923	13,883
5/19	12,817	14,884	13,140
6/19	13,587	15,940	13,918
7/19	13,666	16,165	13,977
8/19	13,489	15,870	13,701
9/19	13,675	16,185	13,984
10/19	13,940	16,523	14,300
11/19	14,303	17,114	14,619
12/19	14,674	17,628	15,054
1/20	14,560	17,575	14,883
2/20	13,586	16,108	13,780
3/20	11,618	14,001	11,959
4/20	12,885	15,806	13,163
5/20	13,557	16,580	13,721
6/20	13,879	16,909	14,064
7/20	14,588	17,847	14,683
8/20	15,270	19,080	15,416
9/20	14,910	18,357	14,983
10/20	14,655	17,938	14,737
11/20	16,301	19,966	16,416
12/20	17,056	20,787	17,141
1/21	16,907	20,647	17,114
2/21	17,484	21,293	17,595
3/21	17,911	22,224	18,096
4/21	18,687	23,378	18,805
5/21	18,905	23,543	19,061
6/21	19,084	24,032	19,197
7/21	19,283	24,544	19,319
8/21	19,661	25,268	19,752
9/21	18,875	24,117	19,044
10/21	19,760	25,769	19,893
11/21	19,144	25,547	19,430
12/21	19,939	26,700	20,225
1/22	18,855	25,274	19,224
2/22	18,264	24,602	18,893
3/22	18,479	25,462	19,210
4/22	17,008	23,270	17,831
5/22	17,126	23,329	17,904
6/22	15,730	21,384	16,446
7/22	16,954	23,379	17,614
8/22	16,256	22,437	16,970
9/22	14,775	20,367	15,448
10/22	15,773	22,066	16,411
11/22	16,900	23,298	17,594
12/22	16,138	21,953	16,994
1/23	17,346	23,388	18,171
2/23	16,818	22,833	17,723
3/23	17,112	23,525	18,083
4/23	17,358	23,835	18,316
5/23	17,065	23,879	18,034
6/23	18,097	25,498	18,997
7/23	18,636	26,345	19,627
8/23	18,179	25,889	19,137
9/23	17,370	24,641	18,359
10/23	16,877	24,054	17,797
11/23	18,402	26,238	19,316
12/23	19,390	27,544	20,323
1/24	19,402	27,912	20,350
2/24	20,196	29,397	21,089
3/24	20,869	30,383	21,708
4/24	20,062	29,097	20,998
5/24	20,808	30,531	21,821
6/24	20,954	31,496	22,132
7/24	21,456	32,029	22,666
8/24	21,945	32,728	23,150
9/24	22,299	33,399	23,625
10/24	21,822	33,085	23,069

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-5 Shares	29.30%	9.38%	8.12%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2050 Index	29.63%	10.04%	8.72%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2050 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$3,333,038
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate 37.1%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	68.71%
International Equity Funds	26.84%
Fixed Income Funds	4.46%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV863ARR5-0

Institutional

LTFIX

Principal LifeTime 2055 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2055 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$1	0.01%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2055. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	Institutional shares at net asset value $22,605	S&P 1500 Index TR $33,085	S&P Target Date 2055 Index $23,215
10/14	10,000	10,000	10,000
11/14	10,135	10,252	10,131
12/14	10,045	10,246	10,015
1/15	9,918	9,952	9,891
2/15	10,399	10,519	10,393
3/15	10,323	10,388	10,310
4/15	10,441	10,456	10,444
5/15	10,517	10,596	10,514
6/15	10,340	10,406	10,306
7/15	10,458	10,598	10,434
8/15	9,834	9,965	9,814
9/15	9,555	9,709	9,540
10/15	10,163	10,500	10,172
11/15	10,154	10,547	10,187
12/15	9,969	10,349	9,961
1/16	9,396	9,826	9,489
2/16	9,307	9,828	9,429
3/16	9,907	10,511	10,074
4/16	10,004	10,561	10,165
5/16	10,084	10,754	10,264
6/16	10,022	10,785	10,267
7/16	10,392	11,192	10,635
8/16	10,410	11,214	10,668
9/16	10,445	11,213	10,706
10/16	10,225	10,993	10,492
11/16	10,392	11,464	10,726
12/16	10,539	11,698	10,951
1/17	10,823	11,909	11,179
2/17	11,089	12,360	11,463
3/17	11,181	12,369	11,570
4/17	11,392	12,494	11,719
5/17	11,584	12,638	11,898
6/17	11,658	12,735	11,983
7/17	11,951	12,983	12,240
8/17	12,016	12,994	12,242
9/17	12,281	13,301	12,520
10/17	12,529	13,605	12,756
11/17	12,786	14,030	13,037
12/17	12,913	14,170	13,193
1/18	13,587	14,939	13,771
2/18	13,017	14,380	13,247
3/18	12,884	14,067	13,074
4/18	12,970	14,118	13,168
5/18	13,103	14,492	13,331
6/18	13,055	14,582	13,297
7/18	13,406	15,102	13,631
8/18	13,587	15,601	13,811
9/18	13,606	15,654	13,813
10/18	12,552	14,538	12,835
11/18	12,723	14,842	13,045
12/18	11,751	13,467	12,141
1/19	12,743	14,577	13,049
2/19	13,137	15,060	13,391
3/19	13,279	15,304	13,514
4/19	13,734	15,923	13,928
5/19	12,996	14,884	13,179
6/19	13,805	15,940	13,965
7/19	13,886	16,165	14,023
8/19	13,694	15,870	13,741
9/19	13,886	16,185	14,030
10/19	14,170	16,523	14,352
11/19	14,554	17,114	14,673
12/19	14,952	17,628	15,114
1/20	14,823	17,575	14,938
2/20	13,803	16,108	13,815
3/20	11,743	14,001	11,964
4/20	13,052	15,806	13,179
5/20	13,750	16,580	13,741
6/20	14,083	16,909	14,089
7/20	14,812	17,847	14,716
8/20	15,521	19,080	15,462
9/20	15,145	18,357	15,022
10/20	14,888	17,938	14,771
11/20	16,616	19,966	16,473
12/20	17,415	20,787	17,209
1/21	17,259	20,647	17,182
2/21	17,883	21,293	17,672
3/21	18,341	22,224	18,184
4/21	19,155	23,378	18,907
5/21	19,389	23,543	19,167
6/21	19,579	24,032	19,303
7/21	19,780	24,544	19,425
8/21	20,193	25,268	19,862
9/21	19,367	24,117	19,148
10/21	20,304	25,769	20,004
11/21	19,679	25,547	19,535
12/21	20,509	26,700	20,339
1/22	19,398	25,274	19,330
2/22	18,795	24,602	18,997
3/22	19,019	25,462	19,319
4/22	17,518	23,270	17,929
5/22	17,636	23,329	18,002
6/22	16,206	21,384	16,525
7/22	17,471	23,379	17,703
8/22	16,750	22,437	17,057
9/22	15,225	20,367	15,521
10/22	16,253	22,066	16,500
11/22	17,424	23,298	17,697
12/22	16,644	21,953	17,091
1/23	17,889	23,388	18,280
2/23	17,363	22,833	17,831
3/23	17,658	23,525	18,189
4/23	17,915	23,835	18,424
5/23	17,620	23,879	18,137
6/23	18,686	25,498	19,108
7/23	19,251	26,345	19,743
8/23	18,788	25,889	19,250
9/23	17,954	24,641	18,466
10/23	17,453	24,054	17,900
11/23	19,019	26,238	19,431
12/23	20,036	27,544	20,443
1/24	20,062	27,912	20,472
2/24	20,879	29,397	21,218
3/24	21,588	30,383	21,842
4/24	20,758	29,097	21,126
5/24	21,535	30,531	21,956
6/24	21,695	31,496	22,268
7/24	22,217	32,029	22,808
8/24	22,726	32,728	23,302
9/24	23,101	33,399	23,787
10/24	22,605	33,085	23,215

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	29.52%	9.79%	8.50%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2055 Index	29.69%	10.10%	8.79%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2055 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,128,284
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate 35.6%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	69.25%
International Equity Funds	27.07%
Fixed Income Funds	3.69%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV864ARI-0

R-1

LTFGX

Principal LifeTime 2055 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2055 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$102	0.89%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2055. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	R-1 shares at net asset value $20,734	S&P 1500 Index TR $33,085	S&P Target Date 2055 Index $23,215
10/14	10,000	10,000	10,000
11/14	10,131	10,252	10,131
12/14	10,032	10,246	10,015
1/15	9,902	9,952	9,891
2/15	10,369	10,519	10,393
3/15	10,282	10,388	10,310
4/15	10,395	10,456	10,444
5/15	10,473	10,596	10,514
6/15	10,282	10,406	10,306
7/15	10,395	10,598	10,434
8/15	9,764	9,965	9,814
9/15	9,488	9,709	9,540
10/15	10,075	10,500	10,172
11/15	10,058	10,547	10,187
12/15	9,875	10,349	9,961
1/16	9,301	9,826	9,489
2/16	9,202	9,828	9,429
3/16	9,785	10,511	10,074
4/16	9,875	10,561	10,165
5/16	9,956	10,754	10,264
6/16	9,884	10,785	10,267
7/16	10,243	11,192	10,635
8/16	10,252	11,214	10,668
9/16	10,279	11,213	10,706
10/16	10,055	10,993	10,492
11/16	10,216	11,464	10,726
12/16	10,344	11,698	10,951
1/17	10,613	11,909	11,179
2/17	10,872	12,360	11,463
3/17	10,956	12,369	11,570
4/17	11,150	12,494	11,719
5/17	11,326	12,638	11,898
6/17	11,401	12,735	11,983
7/17	11,669	12,983	12,240
8/17	11,725	12,994	12,242
9/17	11,975	13,301	12,520
10/17	12,207	13,605	12,756
11/17	12,457	14,030	13,037
12/17	12,566	14,170	13,193
1/18	13,214	14,939	13,771
2/18	12,652	14,380	13,247
3/18	12,519	14,067	13,074
4/18	12,585	14,118	13,168
5/18	12,700	14,492	13,331
6/18	12,652	14,582	13,297
7/18	12,976	15,102	13,631
8/18	13,147	15,601	13,811
9/18	13,157	15,654	13,813
10/18	12,128	14,538	12,835
11/18	12,280	14,842	13,045
12/18	11,341	13,467	12,141
1/19	12,278	14,577	13,049
2/19	12,651	15,060	13,391
3/19	12,782	15,304	13,514
4/19	13,216	15,923	13,928
5/19	12,500	14,884	13,179
6/19	13,266	15,940	13,965
7/19	13,327	16,165	14,023
8/19	13,135	15,870	13,741
9/19	13,307	16,185	14,030
10/19	13,579	16,523	14,352
11/19	13,932	17,114	14,673
12/19	14,308	17,628	15,114
1/20	14,170	17,575	14,938
2/20	13,182	16,108	13,815
3/20	11,208	14,001	11,964
4/20	12,439	15,806	13,179
5/20	13,098	16,580	13,741
6/20	13,405	16,909	14,089
7/20	14,095	17,847	14,716
8/20	14,764	19,080	15,462
9/20	14,392	18,357	15,022
10/20	14,138	17,938	14,771
11/20	15,762	19,966	16,473
12/20	16,513	20,787	17,209
1/21	16,349	20,647	17,182
2/21	16,930	21,293	17,672
3/21	17,347	22,224	18,184
4/21	18,114	23,378	18,907
5/21	18,323	23,543	19,167
6/21	18,487	24,032	19,303
7/21	18,663	24,544	19,425
8/21	19,035	25,268	19,862
9/21	18,235	24,117	19,148
10/21	19,112	25,769	20,004
11/21	18,520	25,547	19,535
12/21	19,269	26,700	20,339
1/22	18,217	25,274	19,330
2/22	17,639	24,602	18,997
3/22	17,836	25,462	19,319
4/22	16,414	23,270	17,929
5/22	16,518	23,329	18,002
6/22	15,166	21,384	16,525
7/22	16,345	23,379	17,703
8/22	15,651	22,437	17,057
9/22	14,218	20,367	15,521
10/22	15,166	22,066	16,500
11/22	16,252	23,298	17,697
12/22	15,510	21,953	17,091
1/23	16,660	23,388	18,280
2/23	16,148	22,833	17,831
3/23	16,410	23,525	18,189
4/23	16,648	23,835	18,424
5/23	16,360	23,879	18,137
6/23	17,348	25,498	19,108
7/23	17,847	26,345	19,743
8/23	17,397	25,889	19,250
9/23	16,623	24,641	18,466
10/23	16,135	24,054	17,900
11/23	17,572	26,238	19,431
12/23	18,512	27,544	20,443
1/24	18,525	27,912	20,472
2/24	19,261	29,397	21,218
3/24	19,894	30,383	21,842
4/24	19,119	29,097	21,126
5/24	19,829	30,531	21,956
6/24	19,958	31,496	22,268
7/24	20,424	32,029	22,808
8/24	20,876	32,728	23,302
9/24	21,199	33,399	23,787
10/24	20,734	33,085	23,215

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-1 Shares	28.50%	8.83%	7.56%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2055 Index	29.69%	10.10%	8.79%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2055 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,128,284
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate 35.6%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	69.25%
International Equity Funds	27.07%
Fixed Income Funds	3.69%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV864ARR1-0

R-3

LTFDX

Principal LifeTime 2055 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2055 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$66	0.58%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2055. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	R-3 shares at net asset value $21,374	S&P 1500 Index TR $33,085	S&P Target Date 2055 Index $23,215
10/14	10,000	10,000	10,000
11/14	10,130	10,252	10,131
12/14	10,032	10,246	10,015
1/15	9,903	9,952	9,891
2/15	10,384	10,519	10,393
3/15	10,298	10,388	10,310
4/15	10,410	10,456	10,444
5/15	10,487	10,596	10,514
6/15	10,298	10,406	10,306
7/15	10,410	10,598	10,434
8/15	9,792	9,965	9,814
9/15	9,509	9,709	9,540
10/15	10,101	10,500	10,172
11/15	10,092	10,547	10,187
12/15	9,911	10,349	9,961
1/16	9,330	9,826	9,489
2/16	9,232	9,828	9,429
3/16	9,830	10,511	10,074
4/16	9,920	10,561	10,165
5/16	10,000	10,754	10,264
6/16	9,929	10,785	10,267
7/16	10,295	11,192	10,635
8/16	10,304	11,214	10,668
9/16	10,340	11,213	10,706
10/16	10,116	10,993	10,492
11/16	10,277	11,464	10,726
12/16	10,416	11,698	10,951
1/17	10,684	11,909	11,179
2/17	10,943	12,360	11,463
3/17	11,036	12,369	11,570
4/17	11,230	12,494	11,719
5/17	11,416	12,638	11,898
6/17	11,490	12,735	11,983
7/17	11,767	12,983	12,240
8/17	11,823	12,994	12,242
9/17	12,082	13,301	12,520
10/17	12,323	13,605	12,756
11/17	12,564	14,030	13,037
12/17	12,689	14,170	13,193
1/18	13,348	14,939	13,771
2/18	12,785	14,380	13,247
3/18	12,642	14,067	13,074
4/18	12,718	14,118	13,168
5/18	12,842	14,492	13,331
6/18	12,794	14,582	13,297
7/18	13,129	15,102	13,631
8/18	13,301	15,601	13,811
9/18	13,310	15,654	13,813
10/18	12,279	14,538	12,835
11/18	12,432	14,842	13,045
12/18	11,481	13,467	12,141
1/19	12,444	14,577	13,049
2/19	12,819	15,060	13,391
3/19	12,951	15,304	13,514
4/19	13,397	15,923	13,928
5/19	12,677	14,884	13,179
6/19	13,458	15,940	13,965
7/19	13,518	16,165	14,023
8/19	13,326	15,870	13,741
9/19	13,508	16,185	14,030
10/19	13,782	16,523	14,352
11/19	14,157	17,114	14,673
12/19	14,535	17,628	15,114
1/20	14,396	17,575	14,938
2/20	13,400	16,108	13,815
3/20	11,397	14,001	11,964
4/20	12,650	15,806	13,179
5/20	13,325	16,580	13,741
6/20	13,646	16,909	14,089
7/20	14,342	17,847	14,716
8/20	15,028	19,080	15,462
9/20	14,653	18,357	15,022
10/20	14,406	17,938	14,771
11/20	16,056	19,966	16,473
12/20	16,818	20,787	17,209
1/21	16,663	20,647	17,182
2/21	17,262	21,293	17,672
3/21	17,695	22,224	18,184
4/21	18,471	23,378	18,907
5/21	18,693	23,543	19,167
6/21	18,860	24,032	19,303
7/21	19,048	24,544	19,425
8/21	19,436	25,268	19,862
9/21	18,627	24,117	19,148
10/21	19,525	25,769	20,004
11/21	18,926	25,547	19,535
12/21	19,695	26,700	20,339
1/22	18,629	25,274	19,330
2/22	18,043	24,602	18,997
3/22	18,254	25,462	19,319
4/22	16,801	23,270	17,929
5/22	16,907	23,329	18,002
6/22	15,524	21,384	16,525
7/22	16,731	23,379	17,703
8/22	16,028	22,437	17,057
9/22	14,563	20,367	15,521
10/22	15,548	22,066	16,500
11/22	16,661	23,298	17,697
12/22	15,906	21,953	17,091
1/23	17,087	23,388	18,280
2/23	16,566	22,833	17,831
3/23	16,845	23,525	18,189
4/23	17,087	23,835	18,424
5/23	16,795	23,879	18,137
6/23	17,810	25,498	19,108
7/23	18,331	26,345	19,743
8/23	17,874	25,889	19,250
9/23	17,074	24,641	18,466
10/23	16,592	24,054	17,900
11/23	18,077	26,238	19,431
12/23	19,040	27,544	20,443
1/24	19,053	27,912	20,472
2/24	19,818	29,397	21,218
3/24	20,477	30,383	21,842
4/24	19,686	29,097	21,126
5/24	20,411	30,531	21,956
6/24	20,557	31,496	22,268
7/24	21,044	32,029	22,808
8/24	21,506	32,728	23,302
9/24	21,849	33,399	23,787
10/24	21,374	33,085	23,215

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-3 Shares	28.82%	9.17%	7.89%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2055 Index	29.69%	10.10%	8.79%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2055 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,128,284
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate 35.6%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	69.25%
International Equity Funds	27.07%
Fixed Income Funds	3.69%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV864ARR3-0

R-4

LTFLX

Principal LifeTime 2055 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2055 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$45	0.39%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2055. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	R-4 shares at net asset value $21,784	S&P 1500 Index TR $33,085	S&P Target Date 2055 Index $23,215
10/14	10,000	10,000	10,000
11/14	10,129	10,252	10,131
12/14	10,032	10,246	10,015
1/15	9,913	9,952	9,891
2/15	10,383	10,519	10,393
3/15	10,306	10,388	10,310
4/15	10,417	10,456	10,444
5/15	10,494	10,596	10,514
6/15	10,314	10,406	10,306
7/15	10,425	10,598	10,434
8/15	9,802	9,965	9,814
9/15	9,529	9,709	9,540
10/15	10,118	10,500	10,172
11/15	10,109	10,547	10,187
12/15	9,932	10,349	9,961
1/16	9,354	9,826	9,489
2/16	9,256	9,828	9,429
3/16	9,852	10,511	10,074
4/16	9,941	10,561	10,165
5/16	10,030	10,754	10,264
6/16	9,959	10,785	10,267
7/16	10,324	11,192	10,635
8/16	10,342	11,214	10,668
9/16	10,377	11,213	10,706
10/16	10,146	10,993	10,492
11/16	10,315	11,464	10,726
12/16	10,456	11,698	10,951
1/17	10,733	11,909	11,179
2/17	10,992	12,360	11,463
3/17	11,084	12,369	11,570
4/17	11,287	12,494	11,719
5/17	11,472	12,638	11,898
6/17	11,545	12,735	11,983
7/17	11,822	12,983	12,240
8/17	11,887	12,994	12,242
9/17	12,145	13,301	12,520
10/17	12,385	13,605	12,756
11/17	12,644	14,030	13,037
12/17	12,766	14,170	13,193
1/18	13,424	14,939	13,771
2/18	12,861	14,380	13,247
3/18	12,728	14,067	13,074
4/18	12,804	14,118	13,168
5/18	12,928	14,492	13,331
6/18	12,881	14,582	13,297
7/18	13,214	15,102	13,631
8/18	13,405	15,601	13,811
9/18	13,414	15,654	13,813
10/18	12,366	14,538	12,835
11/18	12,528	14,842	13,045
12/18	11,567	13,467	12,141
1/19	12,539	14,577	13,049
2/19	12,923	15,060	13,391
3/19	13,065	15,304	13,514
4/19	13,510	15,923	13,928
5/19	12,782	14,884	13,179
6/19	13,571	15,940	13,965
7/19	13,642	16,165	14,023
8/19	13,450	15,870	13,741
9/19	13,632	16,185	14,030
10/19	13,915	16,523	14,352
11/19	14,290	17,114	14,673
12/19	14,675	17,628	15,114
1/20	14,536	17,575	14,938
2/20	13,530	16,108	13,815
3/20	11,507	14,001	11,964
4/20	12,780	15,806	13,179
5/20	13,466	16,580	13,741
6/20	13,787	16,909	14,089
7/20	14,493	17,847	14,716
8/20	15,189	19,080	15,462
9/20	14,814	18,357	15,022
10/20	14,568	17,938	14,771
11/20	16,238	19,966	16,473
12/20	17,015	20,787	17,209
1/21	16,859	20,647	17,182
2/21	17,470	21,293	17,672
3/21	17,903	22,224	18,184
4/21	18,702	23,378	18,907
5/21	18,924	23,543	19,167
6/21	19,101	24,032	19,303
7/21	19,290	24,544	19,425
8/21	19,679	25,268	19,862
9/21	18,868	24,117	19,148
10/21	19,790	25,769	20,004
11/21	19,179	25,547	19,535
12/21	19,972	26,700	20,339
1/22	18,881	25,274	19,330
2/22	18,295	24,602	18,997
3/22	18,506	25,462	19,319
4/22	17,028	23,270	17,929
5/22	17,146	23,329	18,002
6/22	15,750	21,384	16,525
7/22	16,981	23,379	17,703
8/22	16,266	22,437	17,057
9/22	14,788	20,367	15,521
10/22	15,785	22,066	16,500
11/22	16,911	23,298	17,697
12/22	16,147	21,953	17,091
1/23	17,354	23,388	18,280
2/23	16,833	22,833	17,831
3/23	17,113	23,525	18,189
4/23	17,354	23,835	18,424
5/23	17,075	23,879	18,137
6/23	18,105	25,498	19,108
7/23	18,639	26,345	19,743
8/23	18,181	25,889	19,250
9/23	17,367	24,641	18,466
10/23	16,871	24,054	17,900
11/23	18,384	26,238	19,431
12/23	19,365	27,544	20,443
1/24	19,391	27,912	20,472
2/24	20,171	29,397	21,218
3/24	20,845	30,383	21,842
4/24	20,039	29,097	21,126
5/24	20,793	30,531	21,956
6/24	20,938	31,496	22,268
7/24	21,427	32,029	22,808
8/24	21,916	32,728	23,302
9/24	22,260	33,399	23,787
10/24	21,784	33,085	23,215

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-4 Shares	29.12%	9.38%	8.10%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2055 Index	29.69%	10.10%	8.79%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2055 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,128,284
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate 35.6%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	69.25%
International Equity Funds	27.07%
Fixed Income Funds	3.69%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV864ARR4-0

R-5

LTFPX

Principal LifeTime 2055 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2055 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$31	0.27%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2055. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	R-5 shares at net asset value $22,059	S&P 1500 Index TR $33,085	S&P Target Date 2055 Index $23,215
10/14	10,000	10,000	10,000
11/14	10,137	10,252	10,131
12/14	10,043	10,246	10,015
1/15	9,915	9,952	9,891
2/15	10,392	10,519	10,393
3/15	10,316	10,388	10,310
4/15	10,426	10,456	10,444
5/15	10,512	10,596	10,514
6/15	10,324	10,406	10,306
7/15	10,444	10,598	10,434
8/15	9,821	9,965	9,814
9/15	9,540	9,709	9,540
10/15	10,137	10,500	10,172
11/15	10,128	10,547	10,187
12/15	9,950	10,349	9,961
1/16	9,372	9,826	9,489
2/16	9,275	9,828	9,429
3/16	9,879	10,511	10,074
4/16	9,968	10,561	10,165
5/16	10,057	10,754	10,264
6/16	9,986	10,785	10,267
7/16	10,351	11,192	10,635
8/16	10,368	11,214	10,668
9/16	10,404	11,213	10,706
10/16	10,182	10,993	10,492
11/16	10,351	11,464	10,726
12/16	10,487	11,698	10,951
1/17	10,764	11,909	11,179
2/17	11,031	12,360	11,463
3/17	11,123	12,369	11,570
4/17	11,326	12,494	11,719
5/17	11,511	12,638	11,898
6/17	11,594	12,735	11,983
7/17	11,870	12,983	12,240
8/17	11,935	12,994	12,242
9/17	12,193	13,301	12,520
10/17	12,442	13,605	12,756
11/17	12,691	14,030	13,037
12/17	12,820	14,170	13,193
1/18	13,488	14,939	13,771
2/18	12,925	14,380	13,247
3/18	12,782	14,067	13,074
4/18	12,868	14,118	13,168
5/18	12,992	14,492	13,331
6/18	12,944	14,582	13,297
7/18	13,287	15,102	13,631
8/18	13,469	15,601	13,811
9/18	13,488	15,654	13,813
10/18	12,439	14,538	12,835
11/18	12,601	14,842	13,045
12/18	11,637	13,467	12,141
1/19	12,611	14,577	13,049
2/19	12,997	15,060	13,391
3/19	13,139	15,304	13,514
4/19	13,585	15,923	13,928
5/19	12,865	14,884	13,179
6/19	13,656	15,940	13,965
7/19	13,727	16,165	14,023
8/19	13,534	15,870	13,741
9/19	13,727	16,185	14,030
10/19	14,001	16,523	14,352
11/19	14,387	17,114	14,673
12/19	14,771	17,628	15,114
1/20	14,642	17,575	14,938
2/20	13,621	16,108	13,815
3/20	11,591	14,001	11,964
4/20	12,880	15,806	13,179
5/20	13,568	16,580	13,741
6/20	13,890	16,909	14,089
7/20	14,610	17,847	14,716
8/20	15,308	19,080	15,462
9/20	14,932	18,357	15,022
10/20	14,674	17,938	14,771
11/20	16,371	19,966	16,473
12/20	17,159	20,787	17,209
1/21	17,003	20,647	17,182
2/21	17,616	21,293	17,672
3/21	18,062	22,224	18,184
4/21	18,854	23,378	18,907
5/21	19,088	23,543	19,167
6/21	19,266	24,032	19,303
7/21	19,467	24,544	19,425
8/21	19,857	25,268	19,862
9/21	19,043	24,117	19,148
10/21	19,969	25,769	20,004
11/21	19,355	25,547	19,535
12/21	20,147	26,700	20,339
1/22	19,062	25,274	19,330
2/22	18,472	24,602	18,997
3/22	18,684	25,462	19,319
4/22	17,198	23,270	17,929
5/22	17,316	23,329	18,002
6/22	15,912	21,384	16,525
7/22	17,151	23,379	17,703
8/22	16,431	22,437	17,057
9/22	14,933	20,367	15,521
10/22	15,948	22,066	16,500
11/22	17,092	23,298	17,697
12/22	16,322	21,953	17,091
1/23	17,538	23,388	18,280
2/23	17,013	22,833	17,831
3/23	17,295	23,525	18,189
4/23	17,551	23,835	18,424
5/23	17,256	23,879	18,137
6/23	18,306	25,498	19,108
7/23	18,843	26,345	19,743
8/23	18,383	25,889	19,250
9/23	17,563	24,641	18,466
10/23	17,064	24,054	17,900
11/23	18,600	26,238	19,431
12/23	19,594	27,544	20,443
1/24	19,621	27,912	20,472
2/24	20,420	29,397	21,218
3/24	21,100	30,383	21,842
4/24	20,287	29,097	21,126
5/24	21,046	30,531	21,956
6/24	21,193	31,496	22,268
7/24	21,699	32,029	22,808
8/24	22,192	32,728	23,302
9/24	22,552	33,399	23,787
10/24	22,059	33,085	23,215

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-5 Shares	29.27%	9.52%	8.23%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2055 Index	29.69%	10.10%	8.79%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2055 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,128,284
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate 35.6%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	69.25%
International Equity Funds	27.07%
Fixed Income Funds	3.69%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV864ARR5-0

Class J

PLTAX

Principal LifeTime 2060 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2060 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$40	0.35%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2060. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	Class J shares with maximum sales charge $21,920	S&P 1500 Index TR $33,085	S&P Target Date 2060 Index $23,348
10/14	10,000	10,000	10,000
11/14	10,129	10,252	10,131
12/14	10,025	10,246	10,016
1/15	9,909	9,952	9,891
2/15	10,382	10,519	10,393
3/15	10,299	10,388	10,310
4/15	10,424	10,456	10,445
5/15	10,498	10,596	10,514
6/15	10,307	10,406	10,305
7/15	10,424	10,598	10,431
8/15	9,801	9,965	9,802
9/15	9,519	9,709	9,524
10/15	10,116	10,500	10,163
11/15	10,100	10,547	10,178
12/15	9,920	10,349	9,950
1/16	9,347	9,826	9,468
2/16	9,253	9,828	9,406
3/16	9,843	10,511	10,057
4/16	9,937	10,561	10,149
5/16	10,014	10,754	10,248
6/16	9,954	10,785	10,247
7/16	10,313	11,192	10,620
8/16	10,330	11,214	10,654
9/16	10,365	11,213	10,695
10/16	10,142	10,993	10,478
11/16	10,305	11,464	10,724
12/16	10,446	11,698	10,952
1/17	10,720	11,909	11,184
2/17	10,984	12,360	11,471
3/17	11,082	12,369	11,581
4/17	11,276	12,494	11,731
5/17	11,470	12,638	11,913
6/17	11,540	12,735	11,997
7/17	11,823	12,983	12,254
8/17	11,884	12,994	12,257
9/17	12,149	13,301	12,538
10/17	12,396	13,605	12,778
11/17	12,643	14,030	13,067
12/17	12,773	14,170	13,224
1/18	13,442	14,939	13,815
2/18	12,873	14,380	13,286
3/18	12,728	14,067	13,104
4/18	12,810	14,118	13,198
5/18	12,936	14,492	13,368
6/18	12,891	14,582	13,336
7/18	13,225	15,102	13,676
8/18	13,415	15,601	13,863
9/18	13,424	15,654	13,867
10/18	12,367	14,538	12,881
11/18	12,529	14,842	13,093
12/18	11,564	13,467	12,172
1/19	12,545	14,577	13,089
2/19	12,926	15,060	13,436
3/19	13,060	15,304	13,562
4/19	13,517	15,923	13,983
5/19	12,774	14,884	13,223
6/19	13,574	15,940	14,019
7/19	13,641	16,165	14,079
8/19	13,441	15,870	13,793
9/19	13,641	16,185	14,082
10/19	13,917	16,523	14,407
11/19	14,298	17,114	14,736
12/19	14,689	17,628	15,183
1/20	14,548	17,575	15,007
2/20	13,522	16,108	13,873
3/20	11,469	14,001	12,016
4/20	12,757	15,806	13,247
5/20	13,441	16,580	13,817
6/20	13,773	16,909	14,170
7/20	14,488	17,847	14,798
8/20	15,192	19,080	15,548
9/20	14,820	18,357	15,107
10/20	14,558	17,938	14,854
11/20	16,268	19,966	16,566
12/20	17,062	20,787	17,307
1/21	16,895	20,647	17,280
2/21	17,519	21,293	17,769
3/21	17,977	22,224	18,277
4/21	18,787	23,378	18,997
5/21	19,006	23,543	19,263
6/21	19,193	24,032	19,397
7/21	19,380	24,544	19,514
8/21	19,786	25,268	19,954
9/21	18,954	24,117	19,236
10/21	19,890	25,769	20,096
11/21	19,276	25,547	19,619
12/21	20,072	26,700	20,430
1/22	18,991	25,274	19,412
2/22	18,401	24,602	19,081
3/22	18,608	25,462	19,404
4/22	17,133	23,270	18,006
5/22	17,242	23,329	18,080
6/22	15,833	21,384	16,594
7/22	17,068	23,379	17,778
8/22	16,357	22,437	17,127
9/22	14,871	20,367	15,583
10/22	15,866	22,066	16,567
11/22	17,002	23,298	17,769
12/22	16,237	21,953	17,160
1/23	17,442	23,388	18,353
2/23	16,923	22,833	17,901
3/23	17,206	23,525	18,268
4/23	17,454	23,835	18,507
5/23	17,171	23,879	18,223
6/23	18,199	25,498	19,204
7/23	18,742	26,345	19,846
8/23	18,282	25,889	19,346
9/23	17,466	24,641	18,556
10/23	16,970	24,054	17,982
11/23	18,482	26,238	19,523
12/23	19,478	27,544	20,547
1/24	19,490	27,912	20,570
2/24	20,288	29,397	21,323
3/24	20,963	30,383	21,954
4/24	20,153	29,097	21,232
5/24	20,902	30,531	22,066
6/24	21,049	31,496	22,381
7/24	21,552	32,029	22,933
8/24	22,043	32,728	23,425
9/24	22,387	33,399	23,920
10/24	21,920	33,085	23,348

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	29.17%	9.51%	8.16%
Class J Shares Including Sales Charge	28.17%	9.51%	8.16%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2060 Index	29.84%	10.14%	8.85%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2060 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,082,152
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate 37.3%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	69.23%
International Equity Funds	27.08%
Fixed Income Funds	3.70%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV865ARJ-0

Institutional

PLTZX

Principal LifeTime 2060 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2060 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$1	0.01%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2060. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	Institutional shares at net asset value $22,694	S&P 1500 Index TR $33,085	S&P Target Date 2060 Index $23,348
10/14	10,000	10,000	10,000
11/14	10,129	10,252	10,131
12/14	10,033	10,246	10,016
1/15	9,918	9,952	9,891
2/15	10,398	10,519	10,393
3/15	10,315	10,388	10,310
4/15	10,439	10,456	10,445
5/15	10,514	10,596	10,514
6/15	10,332	10,406	10,305
7/15	10,447	10,598	10,431
8/15	9,827	9,965	9,802
9/15	9,545	9,709	9,524
10/15	10,149	10,500	10,163
11/15	10,133	10,547	10,178
12/15	9,953	10,349	9,950
1/16	9,381	9,826	9,468
2/16	9,295	9,828	9,406
3/16	9,894	10,511	10,057
4/16	9,979	10,561	10,149
5/16	10,065	10,754	10,248
6/16	10,005	10,785	10,247
7/16	10,372	11,192	10,620
8/16	10,390	11,214	10,654
9/16	10,432	11,213	10,695
10/16	10,201	10,993	10,478
11/16	10,372	11,464	10,724
12/16	10,519	11,698	10,952
1/17	10,802	11,909	11,184
2/17	11,068	12,360	11,471
3/17	11,165	12,369	11,581
4/17	11,368	12,494	11,731
5/17	11,563	12,638	11,913
6/17	11,643	12,735	11,997
7/17	11,935	12,983	12,254
8/17	11,997	12,994	12,257
9/17	12,262	13,301	12,538
10/17	12,510	13,605	12,778
11/17	12,775	14,030	13,067
12/17	12,906	14,170	13,224
1/18	13,579	14,939	13,815
2/18	13,015	14,380	13,286
3/18	12,870	14,067	13,104
4/18	12,961	14,118	13,198
5/18	13,088	14,492	13,368
6/18	13,042	14,582	13,336
7/18	13,397	15,102	13,676
8/18	13,579	15,601	13,863
9/18	13,597	15,654	13,867
10/18	12,533	14,538	12,881
11/18	12,706	14,842	13,093
12/18	11,716	13,467	12,172
1/19	12,716	14,577	13,089
2/19	13,110	15,060	13,436
3/19	13,254	15,304	13,562
4/19	13,716	15,923	13,983
5/19	12,975	14,884	13,223
6/19	13,783	15,940	14,019
7/19	13,860	16,165	14,079
8/19	13,658	15,870	13,793
9/19	13,860	16,185	14,082
10/19	14,148	16,523	14,407
11/19	14,542	17,114	14,736
12/19	14,940	17,628	15,183
1/20	14,798	17,575	15,007
2/20	13,760	16,108	13,873
3/20	11,684	14,001	12,016
4/20	12,996	15,806	13,247
5/20	13,699	16,580	13,817
6/20	14,035	16,909	14,170
7/20	14,777	17,847	14,798
8/20	15,500	19,080	15,548
9/20	15,124	18,357	15,107
10/20	14,859	17,938	14,854
11/20	16,609	19,966	16,566
12/20	17,421	20,787	17,307
1/21	17,263	20,647	17,280
2/21	17,906	21,293	17,769
3/21	18,370	22,224	18,277
4/21	19,203	23,378	18,997
5/21	19,446	23,543	19,263
6/21	19,636	24,032	19,397
7/21	19,836	24,544	19,514
8/21	20,247	25,268	19,954
9/21	19,414	24,117	19,236
10/21	20,374	25,769	20,096
11/21	19,752	25,547	19,619
12/21	20,583	26,700	20,430
1/22	19,472	25,274	19,412
2/22	18,871	24,602	19,081
3/22	19,094	25,462	19,404
4/22	17,582	23,270	18,006
5/22	17,693	23,329	18,080
6/22	16,260	21,384	16,594
7/22	17,538	23,379	17,778
8/22	16,815	22,437	17,127
9/22	15,282	20,367	15,583
10/22	16,315	22,066	16,567
11/22	17,493	23,298	17,769
12/22	16,710	21,953	17,160
1/23	17,952	23,388	18,353
2/23	17,421	22,833	17,901
3/23	17,723	23,525	18,268
4/23	17,976	23,835	18,507
5/23	17,687	23,879	18,223
6/23	18,760	25,498	19,204
7/23	19,314	26,345	19,846
8/23	18,856	25,889	19,346
9/23	18,012	24,641	18,556
10/23	17,506	24,054	17,982
11/23	19,085	26,238	19,523
12/23	20,119	27,544	20,547
1/24	20,132	27,912	20,570
2/24	20,961	29,397	21,323
3/24	21,664	30,383	21,954
4/24	20,835	29,097	21,232
5/24	21,614	30,531	22,066
6/24	21,777	31,496	22,381
7/24	22,305	32,029	22,933
8/24	22,807	32,728	23,425
9/24	23,184	33,399	23,920
10/24	22,694	33,085	23,348

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Institutional Shares	29.64%	9.91%	8.54%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2060 Index	29.84%	10.14%	8.85%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2060 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,082,152
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate 37.3%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	69.23%
International Equity Funds	27.08%
Fixed Income Funds	3.70%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV865ARI-0

R-1

PLTRX

Principal LifeTime 2060 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2060 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$102	0.89%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2060. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	R-1 shares at net asset value $20,819	S&P 1500 Index TR $33,085	S&P Target Date 2060 Index $23,348
10/14	10,000	10,000	10,000
11/14	10,131	10,252	10,131
12/14	10,025	10,246	10,016
1/15	9,900	9,952	9,891
2/15	10,368	10,519	10,393
3/15	10,276	10,388	10,310
4/15	10,394	10,456	10,445
5/15	10,469	10,596	10,514
6/15	10,276	10,406	10,305
7/15	10,385	10,598	10,431
8/15	9,758	9,965	9,802
9/15	9,481	9,709	9,524
10/15	10,067	10,500	10,163
11/15	10,050	10,547	10,178
12/15	9,863	10,349	9,950
1/16	9,287	9,826	9,468
2/16	9,192	9,828	9,406
3/16	9,777	10,511	10,057
4/16	9,855	10,561	10,149
5/16	9,932	10,754	10,248
6/16	9,863	10,785	10,247
7/16	10,224	11,192	10,620
8/16	10,233	11,214	10,654
9/16	10,267	11,213	10,695
10/16	10,035	10,993	10,478
11/16	10,198	11,464	10,724
12/16	10,326	11,698	10,952
1/17	10,600	11,909	11,184
2/17	10,857	12,360	11,471
3/17	10,945	12,369	11,581
4/17	11,131	12,494	11,731
5/17	11,317	12,638	11,913
6/17	11,387	12,735	11,997
7/17	11,662	12,983	12,254
8/17	11,715	12,994	12,257
9/17	11,971	13,301	12,538
10/17	12,201	13,605	12,778
11/17	12,449	14,030	13,067
12/17	12,562	14,170	13,224
1/18	13,211	14,939	13,815
2/18	12,652	14,380	13,286
3/18	12,508	14,067	13,104
4/18	12,580	14,118	13,198
5/18	12,697	14,492	13,368
6/18	12,652	14,582	13,336
7/18	12,977	15,102	13,676
8/18	13,148	15,601	13,863
9/18	13,157	15,654	13,867
10/18	12,120	14,538	12,881
11/18	12,273	14,842	13,093
12/18	11,318	13,467	12,172
1/19	12,266	14,577	13,089
2/19	12,644	15,060	13,436
3/19	12,768	15,304	13,562
4/19	13,203	15,923	13,983
5/19	12,483	14,884	13,223
6/19	13,251	15,940	14,019
7/19	13,317	16,165	14,079
8/19	13,118	15,870	13,793
9/19	13,298	16,185	14,082
10/19	13,563	16,523	14,407
11/19	13,923	17,114	14,736
12/19	14,306	17,628	15,183
1/20	14,156	17,575	15,007
2/20	13,152	16,108	13,873
3/20	11,152	14,001	12,016
4/20	12,405	15,806	13,247
5/20	13,072	16,580	13,817
6/20	13,380	16,909	14,170
7/20	14,067	17,847	14,798
8/20	14,753	19,080	15,548
9/20	14,375	18,357	15,107
10/20	14,117	17,938	14,854
11/20	15,768	19,966	16,566
12/20	16,536	20,787	17,307
1/21	16,372	20,647	17,280
2/21	16,966	21,293	17,769
3/21	17,397	22,224	18,277
4/21	18,176	23,378	18,997
5/21	18,391	23,543	19,263
6/21	18,555	24,032	19,397
7/21	18,730	24,544	19,514
8/21	19,109	25,268	19,954
9/21	18,299	24,117	19,236
10/21	19,191	25,769	20,096
11/21	18,596	25,547	19,619
12/21	19,358	26,700	20,430
1/22	18,296	25,274	19,412
2/22	17,727	24,602	19,081
3/22	17,920	25,462	19,404
4/22	16,493	23,270	18,006
5/22	16,589	23,329	18,080
6/22	15,237	21,384	16,594
7/22	16,407	23,379	17,778
8/22	15,720	22,437	17,127
9/22	14,282	20,367	15,583
10/22	15,237	22,066	16,567
11/22	16,321	23,298	17,769
12/22	15,579	21,953	17,160
1/23	16,726	23,388	18,353
2/23	16,228	22,833	17,901
3/23	16,494	23,525	18,268
4/23	16,714	23,835	18,507
5/23	16,436	23,879	18,223
6/23	17,421	25,498	19,204
7/23	17,919	26,345	19,846
8/23	17,479	25,889	19,346
9/23	16,691	24,641	18,556
10/23	16,205	24,054	17,982
11/23	17,653	26,238	19,523
12/23	18,590	27,544	20,547
1/24	18,602	27,912	20,570
2/24	19,345	29,397	21,323
3/24	19,980	30,383	21,954
4/24	19,201	29,097	21,232
5/24	19,908	30,531	22,066
6/24	20,040	31,496	22,381
7/24	20,508	32,029	22,933
8/24	20,963	32,728	23,425
9/24	21,287	33,399	23,920
10/24	20,819	33,085	23,348

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-1 Shares	28.48%	8.95%	7.61%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2060 Index	29.84%	10.14%	8.85%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2060 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,082,152
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate 37.3%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	69.23%
International Equity Funds	27.08%
Fixed Income Funds	3.70%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV865ARR1-0

R-3

PLTCX

Principal LifeTime 2060 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2060 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$66	0.58%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2060. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	R-3 shares at net asset value $21,477	S&P 1500 Index TR $33,085	S&P Target Date 2060 Index $23,348
10/14	10,000	10,000	10,000
11/14	10,130	10,252	10,131
12/14	10,029	10,246	10,016
1/15	9,913	9,952	9,891
2/15	10,378	10,519	10,393
3/15	10,295	10,388	10,310
4/15	10,411	10,456	10,445
5/15	10,486	10,596	10,514
6/15	10,303	10,406	10,305
7/15	10,411	10,598	10,431
8/15	9,788	9,965	9,802
9/15	9,505	9,709	9,524
10/15	10,095	10,500	10,163
11/15	10,079	10,547	10,178
12/15	9,897	10,349	9,950
1/16	9,324	9,826	9,468
2/16	9,230	9,828	9,406
3/16	9,820	10,511	10,057
4/16	9,906	10,561	10,149
5/16	9,982	10,754	10,248
6/16	9,914	10,785	10,247
7/16	10,273	11,192	10,620
8/16	10,290	11,214	10,654
9/16	10,324	11,213	10,695
10/16	10,102	10,993	10,478
11/16	10,256	11,464	10,724
12/16	10,393	11,698	10,952
1/17	10,666	11,909	11,184
2/17	10,930	12,360	11,471
3/17	11,027	12,369	11,581
4/17	11,221	12,494	11,731
5/17	11,406	12,638	11,913
6/17	11,476	12,735	11,997
7/17	11,758	12,983	12,254
8/17	11,811	12,994	12,257
9/17	12,075	13,301	12,538
10/17	12,313	13,605	12,778
11/17	12,559	14,030	13,067
12/17	12,689	14,170	13,224
1/18	13,347	14,939	13,815
2/18	12,779	14,380	13,286
3/18	12,644	14,067	13,104
4/18	12,716	14,118	13,198
5/18	12,842	14,492	13,368
6/18	12,788	14,582	13,336
7/18	13,122	15,102	13,676
8/18	13,302	15,601	13,863
9/18	13,311	15,654	13,867
10/18	12,266	14,538	12,881
11/18	12,428	14,842	13,093
12/18	11,456	13,467	12,172
1/19	12,433	14,577	13,089
2/19	12,813	15,060	13,436
3/19	12,945	15,304	13,562
4/19	13,391	15,923	13,983
5/19	12,651	14,884	13,223
6/19	13,438	15,940	14,019
7/19	13,505	16,165	14,079
8/19	13,306	15,870	13,793
9/19	13,495	16,185	14,082
10/19	13,770	16,523	14,407
11/19	14,150	17,114	14,736
12/19	14,534	17,628	15,183
1/20	14,384	17,575	15,007
2/20	13,364	16,108	13,873
3/20	11,343	14,001	12,016
4/20	12,613	15,806	13,247
5/20	13,294	16,580	13,817
6/20	13,614	16,909	14,170
7/20	14,324	17,847	14,798
8/20	15,014	19,080	15,548
9/20	14,644	18,357	15,107
10/20	14,384	17,938	14,854
11/20	16,064	19,966	16,566
12/20	16,849	20,787	17,307
1/21	16,684	20,647	17,280
2/21	17,304	21,293	17,769
3/21	17,748	22,224	18,277
4/21	18,543	23,378	18,997
5/21	18,759	23,543	19,263
6/21	18,935	24,032	19,397
7/21	19,121	24,544	19,514
8/21	19,513	25,268	19,954
9/21	18,697	24,117	19,236
10/21	19,616	25,769	20,096
11/21	19,007	25,547	19,619
12/21	19,794	26,700	20,430
1/22	18,710	25,274	19,412
2/22	18,125	24,602	19,081
3/22	18,331	25,462	19,404
4/22	16,879	23,270	18,006
5/22	16,977	23,329	18,080
6/22	15,601	21,384	16,594
7/22	16,804	23,379	17,778
8/22	16,110	22,437	17,127
9/22	14,637	20,367	15,583
10/22	15,612	22,066	16,567
11/22	16,739	23,298	17,769
12/22	15,980	21,953	17,160
1/23	17,163	23,388	18,353
2/23	16,648	22,833	17,901
3/23	16,917	23,525	18,268
4/23	17,163	23,835	18,507
5/23	16,870	23,879	18,223
6/23	17,889	25,498	19,204
7/23	18,416	26,345	19,846
8/23	17,959	25,889	19,346
9/23	17,163	24,641	18,556
10/23	16,671	24,054	17,982
11/23	18,158	26,238	19,523
12/23	19,133	27,544	20,547
1/24	19,145	27,912	20,570
2/24	19,910	29,397	21,323
3/24	20,578	30,383	21,954
4/24	19,776	29,097	21,232
5/24	20,505	30,531	22,066
6/24	20,651	31,496	22,381
7/24	21,137	32,029	22,933
8/24	21,611	32,728	23,425
9/24	21,951	33,399	23,920
10/24	21,477	33,085	23,348

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-3 Shares	28.83%	9.30%	7.94%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2060 Index	29.84%	10.14%	8.85%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2060 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,082,152
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate 37.3%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	69.23%
International Equity Funds	27.08%
Fixed Income Funds	3.70%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV865ARR3-0

R-4

PLTMX

Principal LifeTime 2060 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2060 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$45	0.39%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2060. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	R-4 shares at net asset value $21,903	S&P 1500 Index TR $33,085	S&P Target Date 2060 Index $23,348
10/14	10,000	10,000	10,000
11/14	10,138	10,252	10,131
12/14	10,032	10,246	10,016
1/15	9,916	9,952	9,891
2/15	10,390	10,519	10,393
3/15	10,307	10,388	10,310
4/15	10,423	10,456	10,445
5/15	10,498	10,596	10,514
6/15	10,315	10,406	10,305
7/15	10,423	10,598	10,431
8/15	9,808	9,965	9,802
9/15	9,525	9,709	9,524
10/15	10,115	10,500	10,163
11/15	10,107	10,547	10,178
12/15	9,926	10,349	9,950
1/16	9,352	9,826	9,468
2/16	9,257	9,828	9,406
3/16	9,849	10,511	10,057
4/16	9,935	10,561	10,149
5/16	10,020	10,754	10,248
6/16	9,952	10,785	10,247
7/16	10,312	11,192	10,620
8/16	10,329	11,214	10,654
9/16	10,363	11,213	10,695
10/16	10,140	10,993	10,478
11/16	10,303	11,464	10,724
12/16	10,439	11,698	10,952
1/17	10,722	11,909	11,184
2/17	10,988	12,360	11,471
3/17	11,076	12,369	11,581
4/17	11,280	12,494	11,731
5/17	11,465	12,638	11,913
6/17	11,545	12,735	11,997
7/17	11,828	12,983	12,254
8/17	11,881	12,994	12,257
9/17	12,147	13,301	12,538
10/17	12,394	13,605	12,778
11/17	12,642	14,030	13,067
12/17	12,771	14,170	13,224
1/18	13,433	14,939	13,815
2/18	12,871	14,380	13,286
3/18	12,726	14,067	13,104
4/18	12,807	14,118	13,198
5/18	12,934	14,492	13,368
6/18	12,889	14,582	13,336
7/18	13,224	15,102	13,676
8/18	13,405	15,601	13,863
9/18	13,424	15,654	13,867
10/18	12,363	14,538	12,881
11/18	12,526	14,842	13,093
12/18	11,553	13,467	12,172
1/19	12,537	14,577	13,089
2/19	12,928	15,060	13,436
3/19	13,062	15,304	13,562
4/19	13,511	15,923	13,983
5/19	12,776	14,884	13,223
6/19	13,568	15,940	14,019
7/19	13,644	16,165	14,079
8/19	13,444	15,870	13,793
9/19	13,635	16,185	14,082
10/19	13,912	16,523	14,407
11/19	14,294	17,114	14,736
12/19	14,682	17,628	15,183
1/20	14,541	17,575	15,007
2/20	13,512	16,108	13,873
3/20	11,465	14,001	12,016
4/20	12,756	15,806	13,247
5/20	13,442	16,580	13,817
6/20	13,774	16,909	14,170
7/20	14,490	17,847	14,798
8/20	15,196	19,080	15,548
9/20	14,813	18,357	15,107
10/20	14,561	17,938	14,854
11/20	16,265	19,966	16,566
12/20	17,059	20,787	17,307
1/21	16,903	20,647	17,280
2/21	17,518	21,293	17,769
3/21	17,976	22,224	18,277
4/21	18,779	23,378	18,997
5/21	19,008	23,543	19,263
6/21	19,185	24,032	19,397
7/21	19,383	24,544	19,514
8/21	19,779	25,268	19,954
9/21	18,956	24,117	19,236
10/21	19,883	25,769	20,096
11/21	19,279	25,547	19,619
12/21	20,078	26,700	20,430
1/22	18,984	25,274	19,412
2/22	18,393	24,602	19,081
3/22	18,612	25,462	19,404
4/22	17,124	23,270	18,006
5/22	17,244	23,329	18,080
6/22	15,833	21,384	16,594
7/22	17,069	23,379	17,778
8/22	16,358	22,437	17,127
9/22	14,870	20,367	15,583
10/22	15,866	22,066	16,567
11/22	17,004	23,298	17,769
12/22	16,240	21,953	17,160
1/23	17,447	23,388	18,353
2/23	16,926	22,833	17,901
3/23	17,210	23,525	18,268
4/23	17,459	23,835	18,507
5/23	17,163	23,879	18,223
6/23	18,205	25,498	19,204
7/23	18,737	26,345	19,846
8/23	18,276	25,889	19,346
9/23	17,459	24,641	18,556
10/23	16,962	24,054	17,982
11/23	18,489	26,238	19,523
12/23	19,480	27,544	20,547
1/24	19,492	27,912	20,570
2/24	20,280	29,397	21,323
3/24	20,956	30,383	21,954
4/24	20,157	29,097	21,232
5/24	20,907	30,531	22,066
6/24	21,042	31,496	22,381
7/24	21,546	32,029	22,933
8/24	22,038	32,728	23,425
9/24	22,383	33,399	23,920
10/24	21,903	33,085	23,348

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-4 Shares	29.13%	9.50%	8.16%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2060 Index	29.84%	10.14%	8.85%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2060 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,082,152
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate 37.3%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	69.23%
International Equity Funds	27.08%
Fixed Income Funds	3.70%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV865ARR4-0

R-5

PLTOX

Principal LifeTime 2060 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2060 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$31	0.27%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2060. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform over the last 10 years?

	R-5 shares at net asset value $22,146	S&P 1500 Index TR $33,085	S&P Target Date 2060 Index $23,348
10/14	10,000	10,000	10,000
11/14	10,129	10,252	10,131
12/14	10,034	10,246	10,016
1/15	9,918	9,952	9,891
2/15	10,391	10,519	10,393
3/15	10,308	10,388	10,310
4/15	10,424	10,456	10,445
5/15	10,507	10,596	10,514
6/15	10,316	10,406	10,305
7/15	10,433	10,598	10,431
8/15	9,810	9,965	9,802
9/15	9,527	9,709	9,524
10/15	10,125	10,500	10,163
11/15	10,117	10,547	10,178
12/15	9,934	10,349	9,950
1/16	9,360	9,826	9,468
2/16	9,266	9,828	9,406
3/16	9,857	10,511	10,057
4/16	9,942	10,561	10,149
5/16	10,028	10,754	10,248
6/16	9,968	10,785	10,247
7/16	10,328	11,192	10,620
8/16	10,345	11,214	10,654
9/16	10,388	11,213	10,695
10/16	10,156	10,993	10,478
11/16	10,328	11,464	10,724
12/16	10,461	11,698	10,952
1/17	10,744	11,909	11,184
2/17	11,010	12,360	11,471
3/17	11,107	12,369	11,581
4/17	11,302	12,494	11,731
5/17	11,496	12,638	11,913
6/17	11,576	12,735	11,997
7/17	11,859	12,983	12,254
8/17	11,921	12,994	12,257
9/17	12,186	13,301	12,538
10/17	12,425	13,605	12,778
11/17	12,681	14,030	13,067
12/17	12,805	14,170	13,224
1/18	13,486	14,939	13,815
2/18	12,914	14,380	13,286
3/18	12,778	14,067	13,104
4/18	12,851	14,118	13,198
5/18	12,978	14,492	13,368
6/18	12,932	14,582	13,336
7/18	13,277	15,102	13,676
8/18	13,458	15,601	13,863
9/18	13,476	15,654	13,867
10/18	12,415	14,538	12,881
11/18	12,579	14,842	13,093
12/18	11,609	13,467	12,172
1/19	12,595	14,577	13,089
2/19	12,977	15,060	13,436
3/19	13,121	15,304	13,562
4/19	13,571	15,923	13,983
5/19	12,834	14,884	13,223
6/19	13,638	15,940	14,019
7/19	13,705	16,165	14,079
8/19	13,504	15,870	13,793
9/19	13,705	16,185	14,082
10/19	13,982	16,523	14,407
11/19	14,365	17,114	14,736
12/19	14,759	17,628	15,183
1/20	14,617	17,575	15,007
2/20	13,586	16,108	13,873
3/20	11,532	14,001	12,016
4/20	12,827	15,806	13,247
5/20	13,525	16,580	13,817
6/20	13,849	16,909	14,170
7/20	14,577	17,847	14,798
8/20	15,285	19,080	15,548
9/20	14,911	18,357	15,107
10/20	14,648	17,938	14,854
11/20	16,367	19,966	16,566
12/20	17,162	20,787	17,307
1/21	17,005	20,647	17,280
2/21	17,633	21,293	17,769
3/21	18,093	22,224	18,277
4/21	18,909	23,378	18,997
5/21	19,140	23,543	19,263
6/21	19,328	24,032	19,397
7/21	19,516	24,544	19,514
8/21	19,924	25,268	19,954
9/21	19,087	24,117	19,236
10/21	20,029	25,769	20,096
11/21	19,422	25,547	19,619
12/21	20,231	26,700	20,430
1/22	19,130	25,274	19,412
2/22	18,536	24,602	19,081
3/22	18,756	25,462	19,404
4/22	17,259	23,270	18,006
5/22	17,380	23,329	18,080
6/22	15,971	21,384	16,594
7/22	17,204	23,379	17,778
8/22	16,499	22,437	17,127
9/22	14,991	20,367	15,583
10/22	16,004	22,066	16,567
11/22	17,149	23,298	17,769
12/22	16,381	21,953	17,160
1/23	17,597	23,388	18,353
2/23	17,073	22,833	17,901
3/23	17,359	23,525	18,268
4/23	17,609	23,835	18,507
5/23	17,323	23,879	18,223
6/23	18,372	25,498	19,204
7/23	18,909	26,345	19,846
8/23	18,456	25,889	19,346
9/23	17,633	24,641	18,556
10/23	17,132	24,054	17,982
11/23	18,670	26,238	19,523
12/23	19,667	27,544	20,547
1/24	19,692	27,912	20,570
2/24	20,485	29,397	21,323
3/24	21,167	30,383	21,954
4/24	20,361	29,097	21,232
5/24	21,117	30,531	22,066
6/24	21,266	31,496	22,381
7/24	21,774	32,029	22,933
8/24	22,270	32,728	23,425
9/24	22,629	33,399	23,920
10/24	22,146	33,085	23,348

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
R-5 Shares	29.26%	9.63%	8.28%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2060 Index	29.84%	10.14%	8.85%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2060 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,082,152
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate 37.3%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	69.23%
International Equity Funds	27.08%
Fixed Income Funds	3.70%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV865ARR5-0

Institutional

PLJIX

Principal LifeTime 2065 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2065 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$3	0.03%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2065. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform since inception?

	Institutional shares at net asset value $18,928	S&P 1500 Index TR $25,529	S&P Target Date 2065+ Index $19,147
9/17	10,000	10,000	10,000
9/17	10,240	10,263	10,229
10/17	10,450	10,497	10,425
11/17	10,670	10,825	10,661
12/17	10,778	10,933	10,789
1/18	11,328	11,527	11,270
2/18	10,850	11,095	10,839
3/18	10,738	10,854	10,691
4/18	10,809	10,893	10,768
5/18	10,911	11,182	10,907
6/18	10,880	11,251	10,881
7/18	11,165	11,653	11,158
8/18	11,318	12,038	11,310
9/18	11,339	12,078	11,313
10/18	10,442	11,217	10,509
11/18	10,585	11,452	10,682
12/18	9,770	10,391	9,931
1/19	10,602	11,248	10,679
2/19	10,928	11,620	10,962
3/19	11,044	11,809	11,065
4/19	11,423	12,286	11,408
5/19	10,812	11,484	10,788
6/19	11,486	12,299	11,437
7/19	11,539	12,473	11,487
8/19	11,370	12,245	11,253
9/19	11,539	12,488	11,489
10/19	11,781	12,750	11,754
11/19	12,107	13,205	12,023
12/19	12,442	13,602	12,387
1/20	12,321	13,561	12,244
2/20	11,447	12,429	11,319
3/20	9,708	10,803	9,804
4/20	10,813	12,196	10,807
5/20	11,414	12,793	11,273
6/20	11,698	13,047	11,561
7/20	12,310	13,771	12,074
8/20	12,923	14,722	12,685
9/20	12,606	14,164	12,326
10/20	12,387	13,841	12,119
11/20	13,863	15,406	13,516
12/20	14,540	16,040	14,120
1/21	14,406	15,931	14,099
2/21	14,954	16,430	14,497
3/21	15,347	17,148	14,912
4/21	16,041	18,039	15,499
5/21	16,243	18,166	15,716
6/21	16,399	18,543	15,831
7/21	16,568	18,938	15,928
8/21	16,915	19,497	16,292
9/21	16,209	18,609	15,704
10/21	17,016	19,883	16,412
11/21	16,500	19,712	16,028
12/21	17,186	20,602	16,685
1/22	16,255	19,502	15,861
2/22	15,755	18,983	15,584
3/22	15,941	19,646	15,854
4/22	14,684	17,955	14,707
5/22	14,778	18,001	14,773
6/22	13,579	16,500	13,565
7/22	14,638	18,040	14,532
8/22	14,033	17,312	14,005
9/22	12,765	15,715	12,745
10/22	13,626	17,026	13,546
11/22	14,603	17,977	14,525
12/22	13,950	16,939	14,023
1/23	14,992	18,046	14,996
2/23	14,545	17,618	14,626
3/23	14,793	18,152	14,922
4/23	15,004	18,391	15,113
5/23	14,768	18,425	14,883
6/23	15,661	19,675	15,696
7/23	16,132	20,328	16,226
8/23	15,736	19,976	15,818
9/23	15,041	19,013	15,168
10/23	14,620	18,560	14,703
11/23	15,934	20,245	15,969
12/23	16,782	21,253	16,805
1/24	16,808	21,537	16,832
2/24	17,489	22,683	17,464
3/24	18,080	23,443	17,983
4/24	17,386	22,451	17,388
5/24	18,042	23,558	18,080
6/24	18,170	24,302	18,353
7/24	18,607	24,713	18,795
8/24	19,031	25,253	19,205
9/24	19,340	25,771	19,611
10/24	18,928	25,529	19,147

Average Annual Total Returns

Name	1-Year	5-Year	Since InceptionFootnote Reference*
Institutional Shares	29.47%	9.95%	9.33%
S&P 1500 Index TR	37.54%	14.90%	14.00%
S&P Target Date 2065+ Index	30.23%	10.25%	9.51%
Footnote	Description
Footnote*	Since inception performance is calculated from September 6, 2017, the inception date of the Fund.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2065+ Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$223,306
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate 36.6%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	69.20%
International Equity Funds	27.08%
Fixed Income Funds	3.73%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV919ARI-0

R-1

PLJAX

Principal LifeTime 2065 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2065 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$103	0.90%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2065. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform since inception?

	R-1 shares at net asset value $17,851	S&P 1500 Index TR $25,529	S&P Target Date 2065+ Index $19,147
9/17	10,000	10,000	10,000
9/17	10,230	10,263	10,229
10/17	10,430	10,497	10,425
11/17	10,650	10,825	10,661
12/17	10,748	10,933	10,789
1/18	11,298	11,527	11,270
2/18	10,809	11,095	10,839
3/18	10,687	10,854	10,691
4/18	10,758	10,893	10,768
5/18	10,850	11,182	10,907
6/18	10,809	11,251	10,881
7/18	11,095	11,653	11,158
8/18	11,237	12,038	11,310
9/18	11,248	12,078	11,313
10/18	10,351	11,217	10,509
11/18	10,483	11,452	10,682
12/18	9,667	10,391	9,931
1/19	10,485	11,248	10,679
2/19	10,799	11,620	10,962
3/19	10,904	11,809	11,065
4/19	11,271	12,286	11,408
5/19	10,663	11,484	10,788
6/19	11,313	12,299	11,437
7/19	11,365	12,473	11,487
8/19	11,198	12,245	11,253
9/19	11,355	12,488	11,489
10/19	11,586	12,750	11,754
11/19	11,890	13,205	12,023
12/19	12,208	13,602	12,387
1/20	12,078	13,561	12,244
2/20	11,234	12,429	11,319
3/20	9,513	10,803	9,804
4/20	10,595	12,196	10,807
5/20	11,169	12,793	11,273
6/20	11,439	13,047	11,561
7/20	12,034	13,771	12,074
8/20	12,630	14,722	12,685
9/20	12,305	14,164	12,326
10/20	12,088	13,841	12,119
11/20	13,517	15,406	13,516
12/20	14,170	16,040	14,120
1/21	14,027	15,931	14,099
2/21	14,545	16,430	14,497
3/21	14,920	17,148	14,912
4/21	15,583	18,039	15,499
5/21	15,770	18,166	15,716
6/21	15,914	18,543	15,831
7/21	16,068	18,938	15,928
8/21	16,388	19,497	16,292
9/21	15,693	18,609	15,704
10/21	16,465	19,883	16,412
11/21	15,947	19,712	16,028
12/21	16,596	20,602	16,685
1/22	15,695	19,502	15,861
2/22	15,205	18,983	15,584
3/22	15,376	19,646	15,854
4/22	14,144	17,955	14,707
5/22	14,235	18,001	14,773
6/22	13,072	16,500	13,565
7/22	14,076	18,040	14,532
8/22	13,482	17,312	14,005
9/22	12,251	15,715	12,745
10/22	13,072	17,026	13,546
11/22	13,996	17,977	14,525
12/22	13,364	16,939	14,023
1/23	14,355	18,046	14,996
2/23	13,920	17,618	14,626
3/23	14,137	18,152	14,922
4/23	14,343	18,391	15,113
5/23	14,089	18,425	14,883
6/23	14,935	19,675	15,696
7/23	15,370	20,328	16,226
8/23	14,995	19,976	15,818
9/23	14,318	19,013	15,168
10/23	13,908	18,560	14,703
11/23	15,140	20,245	15,969
12/23	15,950	21,253	16,805
1/24	15,950	21,537	16,832
2/24	16,584	22,683	17,464
3/24	17,131	23,443	17,983
4/24	16,472	22,451	17,388
5/24	17,068	23,558	18,080
6/24	17,180	24,302	18,353
7/24	17,578	24,713	18,795
8/24	17,975	25,253	19,205
9/24	18,249	25,771	19,611
10/24	17,851	25,529	19,147

Average Annual Total Returns

Name	1-Year	5-Year	Since InceptionFootnote Reference*
R-1 Shares	28.35%	9.03%	8.44%
S&P 1500 Index TR	37.54%	14.90%	14.00%
S&P Target Date 2065+ Index	30.23%	10.25%	9.51%
Footnote	Description
Footnote*	Since inception performance is calculated from September 6, 2017, the inception date of the Fund.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2065+ Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$223,306
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate 36.6%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	69.20%
International Equity Funds	27.08%
Fixed Income Funds	3.73%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV919ARR1-0

R-3

PLJCX

Principal LifeTime 2065 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2065 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$68	0.59%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2065. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform since inception?

	R-3 shares at net asset value $18,235	S&P 1500 Index TR $25,529	S&P Target Date 2065+ Index $19,147
9/17	10,000	10,000	10,000
9/17	10,230	10,263	10,229
10/17	10,440	10,497	10,425
11/17	10,660	10,825	10,661
12/17	10,758	10,933	10,789
1/18	11,308	11,527	11,270
2/18	10,830	11,095	10,839
3/18	10,707	10,854	10,691
4/18	10,779	10,893	10,768
5/18	10,881	11,182	10,907
6/18	10,840	11,251	10,881
7/18	11,125	11,653	11,158
8/18	11,268	12,038	11,310
9/18	11,278	12,078	11,313
10/18	10,392	11,217	10,509
11/18	10,524	11,452	10,682
12/18	9,705	10,391	9,931
1/19	10,534	11,248	10,679
2/19	10,849	11,620	10,962
3/19	10,965	11,809	11,065
4/19	11,332	12,286	11,408
5/19	10,713	11,484	10,788
6/19	11,374	12,299	11,437
7/19	11,427	12,473	11,487
8/19	11,259	12,245	11,253
9/19	11,427	12,488	11,489
10/19	11,658	12,750	11,754
11/19	11,973	13,205	12,023
12/19	12,297	13,602	12,387
1/20	12,167	13,561	12,244
2/20	11,308	12,429	11,319
3/20	9,590	10,803	9,804
4/20	10,677	12,196	10,807
5/20	11,253	12,793	11,273
6/20	11,525	13,047	11,561
7/20	12,123	13,771	12,074
8/20	12,732	14,722	12,685
9/20	12,406	14,164	12,326
10/20	12,188	13,841	12,119
11/20	13,634	15,406	13,516
12/20	14,301	16,040	14,120
1/21	14,168	15,931	14,099
2/21	14,689	16,430	14,497
3/21	15,077	17,148	14,912
4/21	15,753	18,039	15,499
5/21	15,941	18,166	15,716
6/21	16,085	18,543	15,831
7/21	16,240	18,938	15,928
8/21	16,572	19,497	16,292
9/21	15,874	18,609	15,704
10/21	16,661	19,883	16,412
11/21	16,140	19,712	16,028
12/21	16,811	20,602	16,685
1/22	15,894	19,502	15,861
2/22	15,401	18,983	15,584
3/22	15,573	19,646	15,854
4/22	14,334	17,955	14,707
5/22	14,426	18,001	14,773
6/22	13,245	16,500	13,565
7/22	14,277	18,040	14,532
8/22	13,681	17,312	14,005
9/22	12,431	15,715	12,745
10/22	13,268	17,026	13,546
11/22	14,220	17,977	14,525
12/22	13,566	16,939	14,023
1/23	14,576	18,046	14,996
2/23	14,138	17,618	14,626
3/23	14,369	18,152	14,922
4/23	14,576	18,391	15,113
5/23	14,333	18,425	14,883
6/23	15,197	19,675	15,696
7/23	15,635	20,328	16,226
8/23	15,257	19,976	15,818
9/23	14,576	19,013	15,168
10/23	14,150	18,560	14,703
11/23	15,416	20,245	15,969
12/23	16,238	21,253	16,805
1/24	16,251	21,537	16,832
2/24	16,904	22,683	17,464
3/24	17,469	23,443	17,983
4/24	16,791	22,451	17,388
5/24	17,419	23,558	18,080
6/24	17,532	24,302	18,353
7/24	17,946	24,713	18,795
8/24	18,348	25,253	19,205
9/24	18,637	25,771	19,611
10/24	18,235	25,529	19,147

Average Annual Total Returns

Name	1-Year	5-Year	Since InceptionFootnote Reference*
R-3 Shares	28.87%	9.36%	8.76%
S&P 1500 Index TR	37.54%	14.90%	14.00%
S&P Target Date 2065+ Index	30.23%	10.25%	9.51%
Footnote	Description
Footnote*	Since inception performance is calculated from September 6, 2017, the inception date of the Fund.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2065+ Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$223,306
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate 36.6%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	69.20%
International Equity Funds	27.08%
Fixed Income Funds	3.73%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV919ARR3-0

R-4

PLJDX

Principal LifeTime 2065 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2065 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$46	0.40%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2065. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform since inception?

	R-4 shares at net asset value $18,484	S&P 1500 Index TR $25,529	S&P Target Date 2065+ Index $19,147
9/17	10,000	10,000	10,000
9/17	10,240	10,263	10,229
10/17	10,440	10,497	10,425
11/17	10,660	10,825	10,661
12/17	10,768	10,933	10,789
1/18	11,318	11,527	11,270
2/18	10,840	11,095	10,839
3/18	10,717	10,854	10,691
4/18	10,789	10,893	10,768
5/18	10,891	11,182	10,907
6/18	10,860	11,251	10,881
7/18	11,145	11,653	11,158
8/18	11,288	12,038	11,310
9/18	11,308	12,078	11,313
10/18	10,412	11,217	10,509
11/18	10,554	11,452	10,682
12/18	9,733	10,391	9,931
1/19	10,564	11,248	10,679
2/19	10,880	11,620	10,962
3/19	10,996	11,809	11,065
4/19	11,375	12,286	11,408
5/19	10,754	11,484	10,788
6/19	11,427	12,299	11,437
7/19	11,480	12,473	11,487
8/19	11,312	12,245	11,253
9/19	11,469	12,488	11,489
10/19	11,711	12,750	11,754
11/19	12,027	13,205	12,023
12/19	12,352	13,602	12,387
1/20	12,232	13,561	12,244
2/20	11,360	12,429	11,319
3/20	9,637	10,803	9,804
4/20	10,728	12,196	10,807
5/20	11,316	12,793	11,273
6/20	11,589	13,047	11,561
7/20	12,199	13,771	12,074
8/20	12,799	14,722	12,685
9/20	12,483	14,164	12,326
10/20	12,265	13,841	12,119
11/20	13,715	15,406	13,516
12/20	14,393	16,040	14,120
1/21	14,259	15,931	14,099
2/21	14,783	16,430	14,497
3/21	15,173	17,148	14,912
4/21	15,853	18,039	15,499
5/21	16,054	18,166	15,716
6/21	16,199	18,543	15,831
7/21	16,366	18,938	15,928
8/21	16,701	19,497	16,292
9/21	15,998	18,609	15,704
10/21	16,790	19,883	16,412
11/21	16,277	19,712	16,028
12/21	16,946	20,602	16,685
1/22	16,022	19,502	15,861
2/22	15,526	18,983	15,584
3/22	15,710	19,646	15,854
4/22	14,463	17,955	14,707
5/22	14,555	18,001	14,773
6/22	13,377	16,500	13,565
7/22	14,405	18,040	14,532
8/22	13,816	17,312	14,005
9/22	12,545	15,715	12,745
10/22	13,400	17,026	13,546
11/22	14,359	17,977	14,525
12/22	13,709	16,939	14,023
1/23	14,727	18,046	14,996
2/23	14,285	17,618	14,626
3/23	14,531	18,152	14,922
4/23	14,727	18,391	15,113
5/23	14,494	18,425	14,883
6/23	15,365	19,675	15,696
7/23	15,807	20,328	16,226
8/23	15,427	19,976	15,818
9/23	14,739	19,013	15,168
10/23	14,322	18,560	14,703
11/23	15,599	20,245	15,969
12/23	16,441	21,253	16,805
1/24	16,441	21,537	16,832
2/24	17,114	22,683	17,464
3/24	17,685	23,443	17,983
4/24	16,999	22,451	17,388
5/24	17,634	23,558	18,080
6/24	17,761	24,302	18,353
7/24	18,179	24,713	18,795
8/24	18,585	25,253	19,205
9/24	18,890	25,771	19,611
10/24	18,484	25,529	19,147

Average Annual Total Returns

Name	1-Year	5-Year	Since InceptionFootnote Reference*
R-4 Shares	29.06%	9.56%	8.97%
S&P 1500 Index TR	37.54%	14.90%	14.00%
S&P Target Date 2065+ Index	30.23%	10.25%	9.51%
Footnote	Description
Footnote*	Since inception performance is calculated from September 6, 2017, the inception date of the Fund.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2065+ Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$223,306
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate 36.6%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	69.20%
International Equity Funds	27.08%
Fixed Income Funds	3.73%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV919ARR4-0

R-5

PLJEX

Principal LifeTime 2065 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2065 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$32	0.28%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2065. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform since inception?

	R-5 shares at net asset value $18,643	S&P 1500 Index TR $25,529	S&P Target Date 2065+ Index $19,147
9/17	10,000	10,000	10,000
9/17	10,240	10,263	10,229
10/17	10,440	10,497	10,425
11/17	10,660	10,825	10,661
12/17	10,768	10,933	10,789
1/18	11,329	11,527	11,270
2/18	10,850	11,095	10,839
3/18	10,728	10,854	10,691
4/18	10,799	10,893	10,768
5/18	10,911	11,182	10,907
6/18	10,870	11,251	10,881
7/18	11,155	11,653	11,158
8/18	11,308	12,038	11,310
9/18	11,329	12,078	11,313
10/18	10,432	11,217	10,509
11/18	10,575	11,452	10,682
12/18	9,757	10,391	9,931
1/19	10,578	11,248	10,679
2/19	10,905	11,620	10,962
3/19	11,020	11,809	11,065
4/19	11,399	12,286	11,408
5/19	10,778	11,484	10,788
6/19	11,452	12,299	11,437
7/19	11,505	12,473	11,487
8/19	11,336	12,245	11,253
9/19	11,505	12,488	11,489
10/19	11,747	12,750	11,754
11/19	12,062	13,205	12,023
12/19	12,399	13,602	12,387
1/20	12,268	13,561	12,244
2/20	11,394	12,429	11,319
3/20	9,668	10,803	9,804
4/20	10,772	12,196	10,807
5/20	11,351	12,793	11,273
6/20	11,635	13,047	11,561
7/20	12,246	13,771	12,074
8/20	12,858	14,722	12,685
9/20	12,531	14,164	12,326
10/20	12,312	13,841	12,119
11/20	13,776	15,406	13,516
12/20	14,452	16,040	14,120
1/21	14,318	15,931	14,099
2/21	14,855	16,430	14,497
3/21	15,246	17,148	14,912
4/21	15,939	18,039	15,499
5/21	16,129	18,166	15,716
6/21	16,286	18,543	15,831
7/21	16,442	18,938	15,928
8/21	16,789	19,497	16,292
9/21	16,084	18,609	15,704
10/21	16,878	19,883	16,412
11/21	16,364	19,712	16,028
12/21	17,043	20,602	16,685
1/22	16,116	19,502	15,861
2/22	15,617	18,983	15,584
3/22	15,803	19,646	15,854
4/22	14,551	17,955	14,707
5/22	14,643	18,001	14,773
6/22	13,449	16,500	13,565
7/22	14,504	18,040	14,532
8/22	13,901	17,312	14,005
9/22	12,637	15,715	12,745
10/22	13,484	17,026	13,546
11/22	14,458	17,977	14,525
12/22	13,804	16,939	14,023
1/23	14,828	18,046	14,996
2/23	14,384	17,618	14,626
3/23	14,630	18,152	14,922
4/23	14,840	18,391	15,113
5/23	14,593	18,425	14,883
6/23	15,481	19,675	15,696
7/23	15,938	20,328	16,226
8/23	15,543	19,976	15,818
9/23	14,852	19,013	15,168
10/23	14,433	18,560	14,703
11/23	15,728	20,245	15,969
12/23	16,576	21,253	16,805
1/24	16,589	21,537	16,832
2/24	17,265	22,683	17,464
3/24	17,839	23,443	17,983
4/24	17,150	22,451	17,388
5/24	17,788	23,558	18,080
6/24	17,916	24,302	18,353
7/24	18,337	24,713	18,795
8/24	18,758	25,253	19,205
9/24	19,051	25,771	19,611
10/24	18,643	25,529	19,147

Average Annual Total Returns

Name	1-Year	5-Year	Since InceptionFootnote Reference*
R-5 Shares	29.17%	9.68%	9.10%
S&P 1500 Index TR	37.54%	14.90%	14.00%
S&P Target Date 2065+ Index	30.23%	10.25%	9.51%
Footnote	Description
Footnote*	Since inception performance is calculated from September 6, 2017, the inception date of the Fund.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2065+ Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$223,306
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate 36.6%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	69.20%
International Equity Funds	27.08%
Fixed Income Funds	3.73%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV919ARR5-0

Class J

PLTLX

Principal LifeTime 2070 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2070 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$34	0.30%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2070. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform since inception?

	Class J shares with maximum sales charge $13,052	S&P 1500 Index TR $14,549	S&P Target Date 2065+ Index $13,103
3/23	10,000	10,000	10,000
3/23	10,180	10,345	10,211
4/23	10,340	10,481	10,342
5/23	10,200	10,500	10,185
6/23	10,840	11,213	10,741
7/23	11,160	11,585	11,104
8/23	10,880	11,385	10,825
9/23	10,400	10,836	10,380
10/23	10,090	10,578	10,061
11/23	11,000	11,538	10,928
12/23	11,601	12,112	11,500
1/24	11,611	12,274	11,519
2/24	12,078	12,927	11,951
3/24	12,484	13,361	12,306
4/24	12,007	12,795	11,899
5/24	12,453	13,426	12,373
6/24	12,534	13,850	12,560
7/24	12,839	14,084	12,862
8/24	13,133	14,392	13,143
9/24	13,336	14,687	13,420
10/24	13,052	14,549	13,103

Average Annual Total Returns

Name	1-Year	Since InceptionFootnote Reference*
Class J Shares Excluding Sales Charge	29.36%	17.31%
Class J Shares Including Sales Charge	28.36%	17.31%
S&P 1500 Index TR	37.54%	25.20%
S&P Target Date 2065+ Index	30.23%	17.58%
Footnote	Description
Footnote*	Since inception performance is calculated from March 1, 2023, the inception date of the Fund.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of "broad-based securities market index". The S&P Target Date 2065+ Index is included as an additional index for the Fund as it shows how the Fund's performance compares with returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$44,348
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate 54.0%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	69.09%
International Equity Funds	27.14%
Fixed Income Funds	3.81%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV947ARJ-0

Institutional

PLTGX

Principal LifeTime 2070 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2070 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$6	0.05%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2070. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform since inception?

	Institutional shares at net asset value $13,022	S&P 1500 Index TR $14,549	S&P Target Date 2065+ Index $13,103
3/23	10,000	10,000	10,000
3/23	10,180	10,345	10,211
4/23	10,330	10,481	10,342
5/23	10,150	10,500	10,185
6/23	10,790	11,213	10,741
7/23	11,110	11,585	11,104
8/23	10,840	11,385	10,825
9/23	10,360	10,836	10,380
10/23	10,060	10,578	10,061
11/23	10,960	11,538	10,928
12/23	11,551	12,112	11,500
1/24	11,561	12,274	11,519
2/24	12,038	12,927	11,951
3/24	12,434	13,361	12,306
4/24	11,967	12,795	11,899
5/24	12,413	13,426	12,373
6/24	12,505	13,850	12,560
7/24	12,799	14,084	12,862
8/24	13,093	14,392	13,143
9/24	13,307	14,687	13,420
10/24	13,022	14,549	13,103

Average Annual Total Returns

Name	1-Year	Since InceptionFootnote Reference*
Institutional Shares	29.45%	17.15%
S&P 1500 Index TR	37.54%	25.20%
S&P Target Date 2065+ Index	30.23%	17.58%
Footnote	Description
Footnote*	Since inception performance is calculated from March 1, 2023, the inception date of the Fund.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of "broad-based securities market index". The S&P Target Date 2065+ Index is included as an additional index for the Fund as it shows how the Fund's performance compares with returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$44,348
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate 54.0%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	69.09%
International Equity Funds	27.14%
Fixed Income Funds	3.81%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV947ARI-0

R-1

PLTSX

Principal LifeTime 2070 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2070 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$106	0.93%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2070. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform since inception?

	R-1 shares at net asset value $12,841	S&P 1500 Index TR $14,549	S&P Target Date 2065+ Index $13,103
3/23	10,000	10,000	10,000
3/23	10,170	10,345	10,211
4/23	10,320	10,481	10,342
5/23	10,130	10,500	10,185
6/23	10,760	11,213	10,741
7/23	11,070	11,585	11,104
8/23	10,790	11,385	10,825
9/23	10,310	10,836	10,380
10/23	10,000	10,578	10,061
11/23	10,880	11,538	10,928
12/23	11,471	12,112	11,500
1/24	11,471	12,274	11,519
2/24	11,927	12,927	11,951
3/24	12,323	13,361	12,306
4/24	11,836	12,795	11,899
5/24	12,273	13,426	12,373
6/24	12,354	13,850	12,560
7/24	12,638	14,084	12,862
8/24	12,922	14,392	13,143
9/24	13,125	14,687	13,420
10/24	12,841	14,549	13,103

Average Annual Total Returns

Name	1-Year	Since InceptionFootnote Reference*
R-1 Shares	28.41%	16.17%
S&P 1500 Index TR	37.54%	25.20%
S&P Target Date 2065+ Index	30.23%	17.58%
Footnote	Description
Footnote*	Since inception performance is calculated from March 1, 2023, the inception date of the Fund.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of "broad-based securities market index". The S&P Target Date 2065+ Index is included as an additional index for the Fund as it shows how the Fund's performance compares with returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$44,348
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate 54.0%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	69.09%
International Equity Funds	27.14%
Fixed Income Funds	3.81%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV947ARR1-0

R-3

PLTDX

Principal LifeTime 2070 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2070 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$71	0.62%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2070. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform since inception?

	R-3 shares at net asset value $12,901	S&P 1500 Index TR $14,549	S&P Target Date 2065+ Index $13,103
3/23	10,000	10,000	10,000
3/23	10,170	10,345	10,211
4/23	10,330	10,481	10,342
5/23	10,140	10,500	10,185
6/23	10,770	11,213	10,741
7/23	11,090	11,585	11,104
8/23	10,810	11,385	10,825
9/23	10,330	10,836	10,380
10/23	10,020	10,578	10,061
11/23	10,910	11,538	10,928
12/23	11,501	12,112	11,500
1/24	11,501	12,274	11,519
2/24	11,968	12,927	11,951
3/24	12,363	13,361	12,306
4/24	11,886	12,795	11,899
5/24	12,323	13,426	12,373
6/24	12,404	13,850	12,560
7/24	12,698	14,084	12,862
8/24	12,983	14,392	13,143
9/24	13,186	14,687	13,420
10/24	12,901	14,549	13,103

Average Annual Total Returns

Name	1-Year	Since InceptionFootnote Reference*
R-3 Shares	28.76%	16.50%
S&P 1500 Index TR	37.54%	25.20%
S&P Target Date 2065+ Index	30.23%	17.58%
Footnote	Description
Footnote*	Since inception performance is calculated from March 1, 2023, the inception date of the Fund.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of "broad-based securities market index". The S&P Target Date 2065+ Index is included as an additional index for the Fund as it shows how the Fund's performance compares with returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$44,348
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate 54.0%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	69.09%
International Equity Funds	27.14%
Fixed Income Funds	3.81%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV947ARR3-0

R-4

PLTBX

Principal LifeTime 2070 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2070 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$49	0.43%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2070. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform since inception?

	R-4 shares at net asset value $12,942	S&P 1500 Index TR $14,549	S&P Target Date 2065+ Index $13,103
3/23	10,000	10,000	10,000
3/23	10,170	10,345	10,211
4/23	10,330	10,481	10,342
5/23	10,140	10,500	10,185
6/23	10,780	11,213	10,741
7/23	11,100	11,585	11,104
8/23	10,820	11,385	10,825
9/23	10,340	10,836	10,380
10/23	10,030	10,578	10,061
11/23	10,930	11,538	10,928
12/23	11,521	12,112	11,500
1/24	11,521	12,274	11,519
2/24	11,988	12,927	11,951
3/24	12,394	13,361	12,306
4/24	11,917	12,795	11,899
5/24	12,353	13,426	12,373
6/24	12,444	13,850	12,560
7/24	12,739	14,084	12,862
8/24	13,023	14,392	13,143
9/24	13,226	14,687	13,420
10/24	12,942	14,549	13,103

Average Annual Total Returns

Name	1-Year	Since InceptionFootnote Reference*
R-4 Shares	29.03%	16.71%
S&P 1500 Index TR	37.54%	25.20%
S&P Target Date 2065+ Index	30.23%	17.58%
Footnote	Description
Footnote*	Since inception performance is calculated from March 1, 2023, the inception date of the Fund.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of "broad-based securities market index". The S&P Target Date 2065+ Index is included as an additional index for the Fund as it shows how the Fund's performance compares with returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$44,348
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate 54.0%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	69.09%
International Equity Funds	27.14%
Fixed Income Funds	3.81%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV947ARR4-0

R-5

PLTFX

Principal LifeTime 2070 Fund

Annual Shareholder Report  October 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2070 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$36	0.31%

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2070. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

How did the Fund perform since inception?

	R-5 shares at net asset value $12,972	S&P 1500 Index TR $14,549	S&P Target Date 2065+ Index $13,103
3/23	10,000	10,000	10,000
3/23	10,170	10,345	10,211
4/23	10,330	10,481	10,342
5/23	10,150	10,500	10,185
6/23	10,780	11,213	10,741
7/23	11,100	11,585	11,104
8/23	10,830	11,385	10,825
9/23	10,350	10,836	10,380
10/23	10,040	10,578	10,061
11/23	10,940	11,538	10,928
12/23	11,531	12,112	11,500
1/24	11,541	12,274	11,519
2/24	12,008	12,927	11,951
3/24	12,404	13,361	12,306
4/24	11,927	12,795	11,899
5/24	12,373	13,426	12,373
6/24	12,464	13,850	12,560
7/24	12,759	14,084	12,862
8/24	13,053	14,392	13,143
9/24	13,256	14,687	13,420
10/24	12,972	14,549	13,103

Average Annual Total Returns

Name	1-Year	Since InceptionFootnote Reference*
R-5 Shares	29.20%	16.88%
S&P 1500 Index TR	37.54%	25.20%
S&P Target Date 2065+ Index	30.23%	17.58%
Footnote	Description
Footnote*	Since inception performance is calculated from March 1, 2023, the inception date of the Fund.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of "broad-based securities market index". The S&P Target Date 2065+ Index is included as an additional index for the Fund as it shows how the Fund's performance compares with returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$44,348
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate 54.0%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	69.09%
International Equity Funds	27.14%
Fixed Income Funds	3.81%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV947ARR5-0

ITEM 2 – CODE OF ETHICS

(a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b) Not applicable.

(c) The Registrant has not amended, as described in Item 2(c) of Form N-CSR, its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) The Registrant's Code of Ethics is attached as an Exhibit in response to Item 13(a)(1).

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant's Board has determined that Elizabeth Nickels, a member of the Registrant's Audit Committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees. Ernst & Young is the principal accountant for the registrant. As such, Ernst & Young has audited the financial statements of the registrant and reviewed regulatory filings that include those financial statements. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional services.

October 31, 2023 – $1,343,093
October 31, 2024 – $1,433,086

(b) Audit-Related Fees. Ernst & Young provided audit-related services to the registrant that are not included in response to item 4(a). Those services related to the review of Form N-1A and Form N-14. Ernst & Young has billed the following amounts for those services.

October 31, 2023 - $15,550
            October 31, 2024 - $0

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(c) Tax Fees. Ernst & Young prepares and reviews the federal income tax returns and federal excise tax returns of the registrant. In connection with this service, Ernst & Young prepares and reviews the calculation of the registrant’s dividend distributions that are included as deductions on the tax returns. Ernst & Young also provides services to identify passive foreign investment companies. Ernst & Young also provides services to understand and comply with tax laws in certain foreign countries and services to determine the taxability of corporate actions. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional tax services.

October 31, 2023 - $1,649,138
October 31, 2024 - $1,982,834

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) All Other Fees. Ernst & Young has not billed the registrant for other products or services during the last two fiscal years.

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e) (1) Audit Committee Pre-Approval Policy.  The audit committee of the registrant has adopted the following pre-approval policy:

The Principal Funds Policy on Auditor Independence

The purpose of this policy is to ensure the independence of the Principal Funds' primary independent auditor. This policy is established by the Audit Committee (the "Committee") of the Boards of Directors of Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. and the Boards of Trustees of Principal Exchange-Traded Funds (the “Funds”) (the “Boards of the Funds”) effective for all engagements of the primary independent auditor.

1.                  The primary independent auditor, its subsidiaries and affiliates shall not provide Prohibited Services to the Funds. For the purposes of this policy, Prohibited Services are:

•         Services that are subject to audit procedure during a financial statement audit;
•         Services where the auditor would act on behalf of management;
•         Services where the auditor is an advocate to the client's position in an adversarial proceeding;
•         Bookkeeping or other services related to the accounting records or financial statements of the Funds, its subsidiaries and affiliates;
•         Financial information systems design and implementation;
•         Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
•         Actuarial services;
•         Internal audit functions or human resources;
•         Broker or dealer, investment advisor, or investment banking services;
•         Legal services and expert services unrelated to the audit;
•         Tax planning services related to listed, confidential and aggressive transactions;
•         Personal tax planning services to individuals in a financial reporting oversight role with regard to the Funds (other than members of the Boards of the Funds who are not also officers of the Funds), including the immediate family members of such individuals;
•         Any other service that the Public Company Accounting Oversight Board (PCAOB) determines, by regulation, is impermissible; and
•         Any other service that the International Ethics Standards Board for Accountants (IESBA) determines, by regulation, is impermissible.

2.                  (A) All services the primary independent auditor, its subsidiaries and affiliates provide to the Funds, and (B) Audit services, including audits of annual financial statements, audits of acquired or divested businesses or review of regulatory filings, any independent auditor provides, shall be approved by the Committee in advance in accordance with the following procedure:

Each quarter, Management will present to the Committee for pre-approval and pre-concurrence a detailed description of each particular service, excluding tax services, for which pre-approval and pre-concurrence is sought, and the corresponding range of fees for such service. The Committee may delegate pre-approval and pre-concurrence authority to one or more of its members provided such delegated member(s) shall present a report of any services so pre-approved and pre-concurred to the full Committee at its next regularly scheduled meeting. The Committee Chairperson is presently so appointed pursuant to this policy, and shall have pre-approval and pre-concurrence authority for changes to any range of fees applicable to services the Committee previously approved and for new services and the range of fees for such services that arise between regularly scheduled Committee meetings.

Similarly, the primary independent auditor will present to the Committee for pre- approval and pre-concurrence a written description of the nature and scope of all tax services not expressly prohibited, including the fee arrangements for such services, and the potential effects of such services on the audit firm’s independence.

In considering whether to grant pre-approval and pre-concurrence with respect to the primary independent auditor’s provision of non-audit services, the Committee (or the delegated member(s), as applicable) will consider whether the services are compatible with the maintenance of such auditor's independence. The Committee (or the delegated member(s), as applicable) will also consider whether the primary independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds' ability to manage or control risk or improve audit quality.

3.                  The provisions of this policy shall apply to all audit and non-audit services provided directly to the Funds. Additionally, the provisions of this policy shall apply to non-audit services provided to Principal Global Investors, LLC (“PGI”) or an affiliate of PGI that provides ongoing services to the Funds if the engagement relates directly to the operations and financial reporting of the Funds as well as any controlled subsidiary.

4.                  Not less than annually, the primary independent auditor shall report to the Committee in writing all relationships that may reasonably be thought to bear on independence between the auditor and the Funds or persons in financial reporting oversight roles with respect to any services provided by the auditor, its subsidiaries or affiliates as of the date of the communication, pursuant to Rule 3526 of the PCAOB. The primary independent auditor shall discuss with the Committee the potential effects of such relationships on the independence of the auditor. In addition, the primary independent auditor shall affirm, in writing, that, as of the date of the communication, it is independent within the meaning of the federal securities laws and Rule 3520 of the PCAOB.

5.                  The Committee shall monitor that the lead (or coordinating) audit partners, as well as the reviewing audit partner, of the Funds' primary independent auditor are rotated at least every five years and subject upon rotation to a five year "time out" period. All other audit partners of the primary independent auditor, excluding partners who simply consult with others on the audit engagement regarding technical issues, shall rotate after seven years and be subject upon rotation to a two year "time out" period.

6.                  Neither the Funds nor PGI may hire or promote any former partner, principal, shareholder or professional employee (Former Employee) of the primary independent auditor into a financial reporting oversight role unless the Former Employee (1) has severed his/her economic interest in the independent audit firm, and (2) was not a member of the audit engagement team for the Funds during the one year period preceding the date that the audit procedures began for the fiscal period in which the Funds or PGI proposes to hire or promote the Former Employee. Neither the Funds nor PGI shall, without prior written consent of the primary independent auditor, hire or promote any Former Employee into a role not prohibited above if the Former Employee had provided any services to the Funds or PGI during the 12 months preceding the date of filing of the Funds' most recent annual report with the SEC. Upon termination of the primary independent auditor, the Funds or PGI shall not, without prior written consent of the former primary independent auditor, hire or promote any Former Employee for a period of up to 12 months from termination.
7.                  For persons recently promoted or hired into a financial reporting oversight role (other than members of the Boards of the Funds who are not also officers or otherwise “interested persons” (as defined in the Investment Company Act of 1940) of the Funds), any personal tax planning services pursuant to an engagement that was in progress before the hiring or promotion and provided by the primary independent auditor must be completed on or before 180 days after the hiring or promotion.

8.                  The phrase "financial reporting oversight role" means a role in which a person is in a position to exercise influence over the contents of the financial statements or anyone who prepares them, such as a member of the board of directors or similar management or governing body, chief executive officer, president, chief operating officer, chief financial officer, counsel, controller, chief internal auditor, or any equivalent positions.

(Adopted by the Audit Committee of the Boards of the Funds on September 10, 2024).

(e) (2) Pre-Approval Waivers. There were no services, or 0%, provided to the registrant by Ernst & Young that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Substantially all work in connection with the audit of the registrant’s financial statements was performed by full-time employees of Ernst & Young.

(g) The aggregate non-audit fees Ernst & Young billed to the registrant, the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant for each of registrant's last two fiscal years were as follows.

October 31, 2023 - $1,868,632
            October 31, 2024 - $2,218,446

(h) The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence and notes there were no fees requiring such consideration.

(i) The registrant has not been identified by the Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position of authority in that jurisdiction.

(j) the registrant is not a foreign issuer.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The members of the audit committee are Craig Damos, Frances Grieb, Victor Hymes, and Elizabeth Nickels.

(b) Not applicable.

ITEM 6 – INVESTMENTS

Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) Financial Statements

(b) Financial Highlights
Principal Funds
Annual Financial Statements
and Additional Information
October 31, 2024

Table of Contents
Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Financial Statements 1
Notes to Financial Statements 122
Schedules of Investments 168
Financial Highlights (includes performance information) 451
Report of Independent Registered Public Accounting Firm 611
Unaudited Supplemental Information 613
Changes in and Disagreements with Accountants (N-CSR Item 8) 620
Proxy Disclosures (N-CSR Item 9) 621
Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) 622
Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11) 623

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts
California Municipal
Fund
Core Fixed Income
Fund Core Plus Bond Fund
Investment in securities--at cost ................................................................
$ 635,830 $ 11,769,541 $ 614,036
Investment in affiliated Funds--at cost ..........................................................
$ – $ 118,527 $ 11,755
Assets
Investment in securities--at value  ................................................................ $ 634,147 $ 10,646,127
(a)
$ 596,346
(a)
Investment in affiliated Funds--at value ........................................................... – 118,527 11,755
Cash ............................................................................................... 1,470 – 17
Receivables:
Dividends and interest ....................................................................... 9,172 83,207 4,022
Expense reimbursement from Manager ..................................................... 8 – 14
Expense reimbursement from Distributor ................................................... – 1 1
Fund shares sold ............................................................................. 2,239 38,383 390
Investment securities sold ................................................................... 3,511 – 5,242
Variation margin on futures ................................................................. – – 3
Other assets ........................................................................................ – – 7
Total Assets   650,547 10,886,245 617,797
Liabilities
Accrued management and investment advisory fees .............................................. 210 3,066 198
Accrued administrative service fees .............................................................. – 2 2
Accrued distribution fees .......................................................................... 86 59 30
Accrued service fees .............................................................................. – 8 13
Accrued transfer agent fees ....................................................................... 85 182 145
Accrued directors' expenses ....................................................................... – 4 –
Accrued professional fees ......................................................................... 42 39 45
Accrued other expenses ........................................................................... 19 75 31
Payables:
Dividends payable ........................................................................... 1,668 33,264 –
Expense reimbursement to Manager ........................................................ – 20 –
Fund shares redeemed ....................................................................... 587 4,473 456
Interest expense and fees payable ........................................................... 378 – –
Investment securities purchased ............................................................ – – 63,539
Variation margin on futures ................................................................. – 337 199
Collateral obligation on securities loaned, at value ............................................... – 3,243 4,435
Floating rate notes issued .........................................................................
23,715 – –
Total Liabilities
26,790 44,772 69,093
Net Assets Applicable to Outstanding Shares ..................................................
$ 623,757 $ 10,841,473 $ 548,704
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 668,347 $ 12,197,274 $ 658,198
Total distributable earnings (accumulated loss) ...................................................
(44,590) (1,355,801) (109,494)
Total Net Assets
$ 623,757 $ 10,841,473 $ 548,704

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts
California Municipal
Fund
Core Fixed Income
Fund Core Plus Bond Fund
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 450,000 2,550,000 985,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 323,809 $ 207,573 $ 64,346
Shares Issued and Outstanding .............................................................. 32,842 24,339 7,098
Net Asset Value per share ................................................................... $ 9 .86
(b)
$ 8 .53
(b)
$ 9 .07
(b)
Maximum Offering Price ....................................................................
$ 10 .24 $ 8 .73 $ 9 .42
Class C : Net Assets ................................................................................ $ 20,508 N/A N/A
Shares Issued and Outstanding .............................................................. 2,075
Net Asset Value per share ...................................................................
$ 9 .88
(b)
Class J : Net Assets ................................................................................ N/A $ 82,571 $ 95,565
Shares Issued and Outstanding .............................................................. 9,657 10,449
Net Asset Value per share ...................................................................
$ 8 .55
(b)
$ 9 .15
(b)
Institutional : Net Assets ........................................................................... $ 279,440 $ 542,411 $ 330,925
Shares Issued and Outstanding .............................................................. 28,318 63,383 36,526
Net Asset Value per share ...................................................................
$ 9 .87 $ 8 .56 $ 9 .06
R-1 : Net Assets .................................................................................... N/A $ 5,783 $ 2,927
Shares Issued and Outstanding .............................................................. 676 323
Net Asset Value per share ...................................................................
$ 8 .56 $ 9 .05
R-3 : Net Assets .................................................................................... N/A $ 9,170 $ 13,628
Shares Issued and Outstanding .............................................................. 1,069 1,516
Net Asset Value per share ...................................................................
$ 8 .58 $ 8 .99
R-4 : Net Assets .................................................................................... N/A $ 4,411 $ 3,962
Shares Issued and Outstanding .............................................................. 514 430
Net Asset Value per share ...................................................................
$ 8 .58 $ 9 .22
R-5 : Net Assets .................................................................................... N/A $ 17,233 $ 37,351
Shares Issued and Outstanding .............................................................. 2,016 4,149
Net Asset Value per share ...................................................................
$ 8 .55 $ 9 .00
R-6 : Net Assets .................................................................................... N/A $ 9,972,321 N/A
Shares Issued and Outstanding .............................................................. 1,166,476
Net Asset Value per share ...................................................................
$ 8 .55
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified Income
Fund
Diversified
International Fund Equity Income Fund
Investment in securities--at cost ................................................................
$ 2,578,326 $ 5,839,356 $ 4,446,523
Investment in affiliated Funds--at cost ..........................................................
$ 142,765 $ 174,467 $ 144,824
Foreign currency--at cost ........................................................................
$ 1,866 $ 14,467 $ –
Assets
Investment in securities--at value  ................................................................ $ 2,542,217
(a)
$ 6,589,629 $ 8,928,934
(a)
Investment in affiliated Funds--at value ........................................................... 142,765 174,467 144,824
Foreign currency--at value ........................................................................ 1,867 14,514 –
Cash ............................................................................................... 1,113 – –
Deposits with counterparty ........................................................................ 4,274 – –
Receivables:
Dividends and interest ....................................................................... 29,775 20,726 15,974
Expense reimbursement from Manager ..................................................... 114 – 96
Expense reimbursement from Distributor ................................................... – 1 1
Foreign currency contracts ................................................................. 420 – –
Fund shares sold ............................................................................. 2,354 914 1,522
Interfund lending ............................................................................ 915 – –
Investment securities sold ................................................................... 35,965 3,046 20,468
OTC swap agreements--at value (premiums paid $ 1,342 , $ 0 and $ 0 , net) ................. 1,663 – –
Unrealized gain on unfunded commitments ................................................ 1 – –
Variation margin on futures ................................................................. 52 – –
Variation margin on swaps .................................................................. 18 – –
Other assets ........................................................................................ – 5 30
Total Assets   2,763,513 6,803,302 9,111,849
Liabilities
Accrued management and investment advisory fees .............................................. 1,470 4,262 3,948
Accrued administrative service fees .............................................................. – 1 4
Accrued distribution fees .......................................................................... 322 72 365
Accrued service fees .............................................................................. – 8 41
Accrued transfer agent fees ....................................................................... 487 214 823
Accrued directors' expenses ....................................................................... 1 3 11
Accrued professional fees ......................................................................... 59 55 34
Accrued other expenses ........................................................................... 114 144 137
Deposits from counterparty ....................................................................... 250 – –
Payables:
Expense reimbursement to Manager ........................................................ – 24 –
Foreign currency contracts .................................................................. 73 – –
Fund shares redeemed ....................................................................... 2,155 3,872 13,131
Investment securities purchased ............................................................ 94,273 29,760 37,626
Options and swaptions contracts written  (premiums received $ 45 , $ 0 and $ 0 ) ............ 16 – –
Short sales (proceeds received $ 6,617 , $ 0 and $ 0 ) ......................................... 6,429 – –
OTC swap agreements--at value (premiums received $ 141 , $ 0 and $ 0 , net) ............... 121 – –
Variation margin on futures ................................................................. 58 – –
Collateral obligation on securities loaned, at value ............................................... 50,345 – 2,392
Total Liabilities
156,173 38,415 58,512
Net Assets Applicable to Outstanding Shares ..................................................
$ 2,607,340 $ 6,764,887 $ 9,053,337
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 3,759,558 $ 5,892,821 $ 3,739,433
Total distributable earnings (accumulated loss) ...................................................
(1,152,218) 872,066 5,313,904
Total Net Assets
$ 2,607,340 $ 6,764,887 $ 9,053,337

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified Income
Fund
Diversified
International Fund Equity Income Fund
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 2,150,000 3,875,000 1,600,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 970,669 $ 221,725 $ 1,296,060
Shares Issued and Outstanding .............................................................. 81,127 15,588 30,112
Net Asset Value per share ................................................................... $ 11 .96
(b)
$ 14 .22
(b)
$ 43 .04
(b)
Maximum Offering Price ....................................................................
$ 12 .43 $ 15 .05 $ 45 .54
Class C : Net Assets ................................................................................ $ 130,856 N/A $ 74,647
Shares Issued and Outstanding .............................................................. 11,008 1,793
Net Asset Value per share ...................................................................
$ 11 .89
(b)
$ 41 .64
(b)
Class J : Net Assets ................................................................................ N/A $ 151,958 $ 89,080
Shares Issued and Outstanding .............................................................. 10,842 2,067
Net Asset Value per share ...................................................................
$ 14 .02
(b)
$ 43 .10
(b)
Institutional : Net Assets ........................................................................... $ 1,401,376 $ 197,038 $ 7,405,320
Shares Issued and Outstanding .............................................................. 117,879 13,932 171,765
Net Asset Value per share ...................................................................
$ 11 .89 $ 14 .14 $ 43 .11
R-1 : Net Assets .................................................................................... N/A $ 1,927 $ 917
Shares Issued and Outstanding .............................................................. 136 21
Net Asset Value per share ...................................................................
$ 14 .16 $ 42 .89
R-3 : Net Assets .................................................................................... N/A $ 10,274 $ 29,118
Shares Issued and Outstanding .............................................................. 725 679
Net Asset Value per share ...................................................................
$ 14 .17 $ 42 .87
R-4 : Net Assets .................................................................................... N/A $ 5,835 $ 28,349
Shares Issued and Outstanding .............................................................. 404 660
Net Asset Value per share ...................................................................
$ 14 .44 $ 42 .98
R-5 : Net Assets .................................................................................... N/A $ 18,466 $ 129,846
Shares Issued and Outstanding .............................................................. 1,284 3,016
Net Asset Value per share ...................................................................
$ 14 .38 $ 43 .05
R-6 : Net Assets .................................................................................... $ 104,439 $ 6,157,664 N/A
Shares Issued and Outstanding .............................................................. 8,788 435,048
Net Asset Value per share ...................................................................
$ 11 .88 $ 14 .15
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts
Finisterre Emerging
Markets Total Return
Bond Fund
Global Emerging
Markets Fund
Global Real Estate
Securities Fund
Investment in securities--at cost ................................................................
$ 556,754 $ 2,319,675 $ 1,459,938
Investment in affiliated Funds--at cost ..........................................................
$ 90,147 $ 105,493 $ 26,078
Foreign currency--at cost ........................................................................
$ 9 $ 113,744 $ 158
Assets
Investment in securities--at value  ................................................................ $ 554,511
(a)
$ 2,320,216 $ 1,808,130
Investment in affiliated Funds--at value ........................................................... 90,147 105,493 26,078
Foreign currency--at value ........................................................................ 9 113,746 159
Deposits with counterparty ........................................................................ 15,667 – –
Receivables:
Dividends and interest ....................................................................... 10,244 1,224 2,494
Expense reimbursement from Manager ..................................................... 13 – 10
Foreign currency contracts ................................................................. 1,379 – –
Foreign tax refund ........................................................................... – 295 –
Fund shares sold ............................................................................. 588 562 958
Investment securities sold ................................................................... 17,135 3,512 5,947
OTC swap agreements--at value (premiums paid $ 0 , $ 0 and $ 0 , net) ...................... 922 – –
Variation margin on futures ................................................................. 23 – –
Variation margin on swaps .................................................................. 189 – –
Total Assets   690,827 2,545,048 1,843,776
Liabilities
Accrued management and investment advisory fees .............................................. 388 1,413 1,401
Accrued administrative service fees .............................................................. – 1 –
Accrued distribution fees .......................................................................... – 26 13
Accrued service fees .............................................................................. – 2 2
Accrued transfer agent fees ....................................................................... 87 105 295
Accrued directors' expenses ....................................................................... – – 1
Accrued professional fees ......................................................................... 40 20 31
Accrued other expenses ........................................................................... 47 54 89
Cash overdraft ..................................................................................... 1,469 – –
Payables:
Expense reimbursement to Manager ........................................................ – 27 –
Foreign currency contracts .................................................................. 381 – –
Fund shares redeemed ....................................................................... 118 923 916
Investment securities purchased ............................................................ 18,787 121,287 6,033
OTC swap agreements--at value (premiums received $ 1,163 , $ 0 and $ 0 , net) ............. 1,238 – –
Variation margin on futures ................................................................. 129 – –
Variation margin on swaps .................................................................. 200 – –
Collateral obligation on securities loaned, at value ............................................... 7,346 – –
Total Liabilities
30,230 123,858 8,781
Net Assets Applicable to Outstanding Shares ..................................................
$ 660,597 $ 2,421,190 $ 1,834,995
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 765,197 $ 2,434,905 $ 1,534,447
Total distributable earnings (accumulated loss) ...................................................
(104,600) (13,715) 300,548
Total Net Assets
$ 660,597 $ 2,421,190 $ 1,834,995

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts
Finisterre Emerging
Markets Total Return
Bond Fund
Global Emerging
Markets Fund
Global Real Estate
Securities Fund
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 100,000 875,000 1,350,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ N/A $ 67,819 $ 58,008
Shares Issued and Outstanding .............................................................. 2,524 6,417
Net Asset Value per share ................................................................... $ 26 .87
(b)
$ 9 .04
(b)
Maximum Offering Price ....................................................................
$ 28 .43 $ 9 .57
Class J : Net Assets ................................................................................ N/A $ 71,586 N/A
Shares Issued and Outstanding .............................................................. 2,786
Net Asset Value per share ...................................................................
$ 25 .70
(b)
Institutional : Net Assets ........................................................................... $ 660,597 $ 31,746 $ 1,044,659
Shares Issued and Outstanding .............................................................. 73,960 1,195 105,903
Net Asset Value per share ...................................................................
$ 8 .93 $ 26 .57 $ 9 .86
R-1 : Net Assets .................................................................................... N/A $ 1,241 N/A
Shares Issued and Outstanding .............................................................. 47
Net Asset Value per share ...................................................................
$ 26 .37
R-3 : Net Assets .................................................................................... N/A $ 3,762 $ 1,846
Shares Issued and Outstanding .............................................................. 142 189
Net Asset Value per share ...................................................................
$ 26 .49 $ 9 .78
R-4 : Net Assets .................................................................................... N/A $ 1,810 $ 693
Shares Issued and Outstanding .............................................................. 68 71
Net Asset Value per share ...................................................................
$ 26 .72 $ 9 .81
R-5 : Net Assets .................................................................................... N/A $ 3,027 $ 8,510
Shares Issued and Outstanding .............................................................. 113 866
Net Asset Value per share ...................................................................
$ 26 .72 $ 9 .83
R-6 : Net Assets .................................................................................... N/A $ 2,240,199 $ 721,279
Shares Issued and Outstanding .............................................................. 84,170 73,073
Net Asset Value per share ...................................................................
$ 26 .62 $ 9 .87
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts
Government & High
Quality Bond Fund
Government Money
Market Fund High Income Fund
Investment in securities--at cost ................................................................
$ 867,300 $ 2,287,707 $ 594,340
Investment in affiliated Funds--at cost ..........................................................
$ 3,266 $ – $ 11,173
Repurchase agreements--at cost ................................................................
$ – $ 1,470,000 $ –
Foreign currency--at cost ........................................................................
$ – $ – $ 155
Assets
Investment in securities--at value  ................................................................ $ 815,619 $ 2,287,707 $ 559,078
(a)
Investment in affiliated Funds--at value ........................................................... 3,266 – 11,173
Repurchase agreements--at value ................................................................. – 1,470,000 –
Foreign currency--at value ........................................................................ – – 155
Cash ............................................................................................... 2 106 –
Deposits with counterparty ........................................................................ 653 – 1,092
Receivables:
Dividends and interest ....................................................................... 2,050 1,223 9,409
Expense reimbursement from Manager ..................................................... 27 47 15
Expense reimbursement from Distributor ................................................... 1 – –
Foreign currency contracts ................................................................. – – 159
Fund shares sold ............................................................................. 2,114 16 36
Investment securities sold ................................................................... 31,805 – 28,981
Variation margin on futures ................................................................. 56 – 5
Variation margin on swaps .................................................................. – – 5
Other assets ........................................................................................ 18 – –
Total Assets   855,611 3,759,099 610,108
Liabilities
Accrued management and investment advisory fees .............................................. 279 459 615
Accrued distribution fees .......................................................................... 28 – –
Accrued service fees .............................................................................. 2 – –
Accrued transfer agent fees ....................................................................... 89 30 22
Accrued directors' expenses ....................................................................... 1 1 2
Accrued professional fees ......................................................................... 44 31 47
Accrued other expenses ........................................................................... 34 10 14
Cash overdraft ..................................................................................... – – 21
Payables:
Dividends payable ........................................................................... 1,752 14,675 –
Foreign currency contracts .................................................................. – – 171
Fund shares redeemed ....................................................................... 456 1,868 –
Investment securities purchased ............................................................ 187,902 – 1,513
Variation margin on futures ................................................................. 15 – 10
Variation margin on swaps .................................................................. – – 32
Collateral obligation on securities loaned, at value ............................................... – – 9,211
Total Liabilities
190,602 17,074 11,658
Net Assets Applicable to Outstanding Shares ..................................................
$ 665,009 $ 3,742,025 $ 598,450
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 917,775 $ 3,742,025 $ 1,169,202
Total distributable earnings (accumulated loss) ...................................................
(252,766) – (570,752)
Total Net Assets
$ 665,009 $ 3,742,025 $ 598,450

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts
Government & High
Quality Bond Fund
Government Money
Market Fund High Income Fund
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 1,025,000 20,400,000 700,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 141,861 N/A N/A
Shares Issued and Outstanding .............................................................. 15,950
Net Asset Value per share ................................................................... $ 8 .89
(b)
Maximum Offering Price ....................................................................
$ 9 .09
Class J : Net Assets ................................................................................ $ 68,059 N/A N/A
Shares Issued and Outstanding .............................................................. 7,630
Net Asset Value per share ...................................................................
$ 8 .92
(b)
Institutional : Net Assets ........................................................................... $ 444,116 $ 352,741 $ 598,450
Shares Issued and Outstanding .............................................................. 49,834 352,741 73,268
Net Asset Value per share ...................................................................
$ 8 .91 $ 1 .00 $ 8 .17
R-1 : Net Assets .................................................................................... $ 468 N/A N/A
Shares Issued and Outstanding .............................................................. 53
Net Asset Value per share ...................................................................
$ 8 .90
R-3 : Net Assets .................................................................................... $ 2,736 N/A N/A
Shares Issued and Outstanding .............................................................. 307
Net Asset Value per share ...................................................................
$ 8 .92
R-4 : Net Assets .................................................................................... $ 1,901 N/A N/A
Shares Issued and Outstanding .............................................................. 213
Net Asset Value per share ...................................................................
$ 8 .93
R-5 : Net Assets .................................................................................... $ 5,868 N/A N/A
Shares Issued and Outstanding .............................................................. 658
Net Asset Value per share ...................................................................
$ 8 .92
R-6 : Net Assets .................................................................................... N/A $ 3,389,284 N/A
Shares Issued and Outstanding .............................................................. 3,389,284
Net Asset Value per share ...................................................................
$ 1 .00
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts High Yield Fund
Inflation Protection
Fund
International Equity
Fund
(a)
Investment in securities--at cost ................................................................
$ 5,710,102 $ 2,408,510 $ 228,322
Investment in affiliated Funds--at cost ..........................................................
$ 329,982 $ 20,980 $ 907
Foreign currency--at cost ........................................................................
$ 8,133 $ 394 $ –
Assets
Investment in securities--at value  ................................................................ $ 5,636,733
(b)
$ 2,345,039 $ 230,448
Investment in affiliated Funds--at value ........................................................... 329,982 20,980 907
Foreign currency--at value ........................................................................ 8,169 394 –
Cash ............................................................................................... 618 – –
Deposits with counterparty ........................................................................ – 10,315 –
Receivables:
Dividends and interest ....................................................................... 88,251 5,568 847
Expense reimbursement from Manager ..................................................... – – 12
Foreign currency contracts ................................................................. 56 1,998 –
Fund shares sold ............................................................................. 30,972 375 22
Investment securities sold ................................................................... 3,249 82,614 44
Variation margin on futures ................................................................. – 152 –
Variation margin on swaps .................................................................. – 107 –
Total Assets   6,098,030 2,467,542 232,280
Liabilities
Accrued management and investment advisory fees .............................................. 2,268 649 132
Accrued distribution fees .......................................................................... 111 3 1
Accrued service fees .............................................................................. – 2 1
Accrued transfer agent fees ....................................................................... 667 14 22
Accrued directors' expenses ....................................................................... 2 – –
Accrued professional fees ......................................................................... 46 45 62
Accrued registration fees .......................................................................... – – 10
Accrued other expenses ........................................................................... 92 33 24
Cash overdraft ..................................................................................... – 16 44
Deposits from counterparty ....................................................................... – 441 –
Payables:
Dividends payable ........................................................................... 29,335 – –
Expense reimbursement to Manager ........................................................ 27 – –
Foreign currency contracts .................................................................. 19 421 –
Fund shares redeemed ....................................................................... 4,688 1,609 284
Investment securities purchased ............................................................ 122,463 223,997 –
Options and swaptions contracts written  (premiums received $ 0 , $ 443 and $ 0 ) ........... – 636 –
Variation margin on futures ................................................................. – 206 –
Variation margin on swaps .................................................................. – 532 –
Collateral obligation on securities loaned, at value ............................................... 87,809 – –
Total Liabilities
247,527 228,604 580
Net Assets Applicable to Outstanding Shares ..................................................
$ 5,850,503 $ 2,238,938 $ 231,700
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 6,228,392 $ 2,378,076 $ 201,778
Total distributable earnings (accumulated loss) ...................................................
(377,889) (139,138) 29,922
Total Net Assets
$ 5,850,503 $ 2,238,938 $ 231,700

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts High Yield Fund
Inflation Protection
Fund
International Equity
Fund
(a)
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 1,750,000 850,000 600,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 421,065 N/A N/A
Shares Issued and Outstanding .............................................................. 61,688
Net Asset Value per share ................................................................... $ 6 .83
(c)
Maximum Offering Price ....................................................................
$ 7 .10
Class C : Net Assets ................................................................................ $ 24,716 N/A N/A
Shares Issued and Outstanding .............................................................. 3,568
Net Asset Value per share ...................................................................
$ 6 .93
(c)
Class J : Net Assets ................................................................................ N/A $ 11,483 N/A
Shares Issued and Outstanding .............................................................. 1,552
Net Asset Value per share ...................................................................
$ 7 .40
(c)
Institutional : Net Assets ........................................................................... $ 1,359,544 $ 2,218,800 $ 18,176
Shares Issued and Outstanding .............................................................. 201,163 281,471 1,245
Net Asset Value per share ...................................................................
$ 6 .76 $ 7 .88 $ 14 .60
R-1 : Net Assets .................................................................................... N/A $ 511 $ 1,337
Shares Issued and Outstanding .............................................................. 71 92
Net Asset Value per share ...................................................................
$ 7 .22 $ 14 .51
R-3 : Net Assets .................................................................................... N/A $ 4,656 $ 1,110
Shares Issued and Outstanding .............................................................. 626 76
Net Asset Value per share ...................................................................
$ 7 .43 $ 14 .59
R-4 : Net Assets .................................................................................... N/A $ 1,769 $ 301
Shares Issued and Outstanding .............................................................. 232 21
Net Asset Value per share ...................................................................
$ 7 .63 $ 14 .64
R-5 : Net Assets .................................................................................... N/A $ 1,719 $ 2,462
Shares Issued and Outstanding .............................................................. 223 168
Net Asset Value per share ...................................................................
$ 7 .71 $ 14 .62
R-6 : Net Assets .................................................................................... $ 4,045,178 N/A $ 208,314
Shares Issued and Outstanding .............................................................. 598,558 14,264
Net Asset Value per share ...................................................................
$ 6 .76 $ 14 .60
(a)
Effective July 31, 2024, International Fund I changed its name to International Equity Fund.
(b)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(c)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts
LargeCap Growth
Fund I
LargeCap S&P 500
Index Fund
LargeCap Value Fund
III
Investment in securities--at cost ................................................................
$ 6,527,189 $ 3,091,935 $ 3,130,504
Investment in affiliated Funds--at cost ..........................................................
$ 229,346 $ 280,734 $ 90,344
Foreign currency--at cost ........................................................................
$ – $ – $ 512
Assets
Investment in securities--at value  ................................................................ $ 9,851,648
(a)
$ 8,367,930
(a)
$ 3,690,020
(a)
Investment in affiliated Funds--at value ........................................................... 229,346 280,734 90,344
Foreign currency--at value ........................................................................ – – 513
Deposits with counterparty ........................................................................ 5,387 14,571 2,584
Receivables:
Dividends and interest ....................................................................... 2,008 5,528 2,126
Expense reimbursement from Manager ..................................................... 140 – 243
Expense reimbursement from Distributor ................................................... 4 11 1
Fund shares sold ............................................................................. 401 11,030 304
Interfund lending ............................................................................ – – 10,430
Other assets ........................................................................................ 13 3 –
Total Assets   10,088,947 8,679,807 3,796,565
Liabilities
Accrued management and investment advisory fees .............................................. 5,235 627 2,433
Accrued administrative service fees .............................................................. 9 20 1
Accrued distribution fees .......................................................................... 192 318 14
Accrued service fees .............................................................................. 56 133 4
Accrued transfer agent fees ....................................................................... 304 316 70
Accrued chief compliance officer fees ............................................................ 1 – –
Accrued directors' expenses ....................................................................... 10 3 1
Accrued professional fees ......................................................................... 48 23 22
Accrued other expenses ........................................................................... 64 115 37
Cash overdraft ..................................................................................... 355 – –
Payables:
Fund shares redeemed ....................................................................... 5,708 6,580 2,183
Investment securities purchased ............................................................ 1,884 – 423
Variation margin on futures ................................................................. 2,066 5,687 1,005
Collateral obligation on securities loaned, at value ............................................... 558 6 1,886
Total Liabilities
16,490 13,828 8,079
Net Assets Applicable to Outstanding Shares ..................................................
$ 10,072,457 $ 8,665,979 $ 3,788,486
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 4,239,455 $ 3,208,148 $ 2,975,511
Total distributable earnings (accumulated loss) ...................................................
5,833,002 5,457,831 812,975
Total Net Assets
$ 10,072,457 $ 8,665,979 $ 3,788,486
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 1,895,000 1,150,000 520,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 533,056 $ 805,883 N/A
Shares Issued and Outstanding .............................................................. 27,711 28,668
Net Asset Value per share ................................................................... $ 19 .24
(b)
$ 28 .11
(b)
Maximum Offering Price ....................................................................
$ 20 .36 $ 28 .54
Class J : Net Assets ................................................................................ $ 424,765 $ 1,244,170 $ 88,878
Shares Issued and Outstanding .............................................................. 29,535 44,883 4,376
Net Asset Value per share ...................................................................
$ 14 .38
(b)
$ 27 .72
(b)
$ 20 .31
(b)
Institutional : Net Assets ........................................................................... $ 693,756 $ 5,998,941 $ 3,682,407
Shares Issued and Outstanding .............................................................. 33,442 213,075 177,405
Net Asset Value per share ...................................................................
$ 20 .74 $ 28 .15 $ 20 .76
R-1 : Net Assets .................................................................................... $ 10,511 $ 14,997 $ 3,719
Shares Issued and Outstanding .............................................................. 715 537 181
Net Asset Value per share ...................................................................
$ 14 .71 $ 27 .92 $ 20 .57
R-3 : Net Assets .................................................................................... $ 71,500 $ 169,311 $ 6,886
Shares Issued and Outstanding .............................................................. 4,233 6,019 312
Net Asset Value per share ...................................................................
$ 16 .89 $ 28 .13 $ 22 .05
R-4 : Net Assets .................................................................................... $ 42,944 $ 136,290 $ 1,111
Shares Issued and Outstanding .............................................................. 2,417 4,819 54
Net Asset Value per share ...................................................................
$ 17 .77 $ 28 .28 $ 20 .72
R-5 : Net Assets .................................................................................... $ 133,666 $ 296,387 $ 5,485
Shares Issued and Outstanding .............................................................. 6,961 10,339 262
Net Asset Value per share ...................................................................
$ 19 .20 $ 28 .67 $ 20 .97
R-6 : Net Assets .................................................................................... $ 8,162,259 N/A N/A
Shares Issued and Outstanding .............................................................. 392,231
Net Asset Value per share ...................................................................
$ 20 .81
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts MidCap Fund MidCap Growth Fund
MidCap Growth Fund
III
Investment in securities--at cost ................................................................
$ 13,600,981 $ 176,171 $ 377,228
Investment in affiliated Funds--at cost ..........................................................
$ 28,530 $ 4,872 $ 5,823
Investment in affiliated securities--at cost ......................................................
$ 85,201 $ – $ –
Assets
Investment in securities--at value  ................................................................ $ 27,989,127
(a)
$ 209,549
(a)
$ 430,955
(a)
Investment in affiliated Funds--at value ........................................................... 28,530 4,872 5,823
Investment in affiliated securities--at value ....................................................... 105,909 – –
Cash ............................................................................................... – – 1
Deposits with counterparty ........................................................................ – – 110
Receivables:
Dividends and interest ....................................................................... 2,292 22 97
Expense reimbursement from Manager ..................................................... – – 8
Expense reimbursement from Distributor ................................................... 4 1 –
Fund shares sold ............................................................................. 36,563 47 2
Investment securities sold ................................................................... 13,396 2,092 7,366
Other assets ........................................................................................ 6 – –
Total Assets   28,175,827 216,583 444,362
Liabilities
Accrued management and investment advisory fees .............................................. 13,446 119 312
Accrued administrative service fees .............................................................. 34 1 1
Accrued distribution fees .......................................................................... 560 14 6
Accrued service fees .............................................................................. 109 5 2
Accrued transfer agent fees ....................................................................... 3,280 38 9
Accrued chief compliance officer fees ............................................................ 1 – –
Accrued directors' expenses ....................................................................... 16 – –
Accrued professional fees ......................................................................... 28 24 22
Accrued other expenses ........................................................................... 774 14 16
Cash overdraft ..................................................................................... 3,550 – –
Payables:
Fund shares redeemed ....................................................................... 31,166 294 70
Investment securities purchased ............................................................ 34,646 594 5,550
Variation margin on futures ................................................................. – – 22
Collateral obligation on securities loaned, at value ............................................... 3,956 3,242 291
Total Liabilities
91,566 4,345 6,301
Net Assets Applicable to Outstanding Shares ..................................................
$ 28,084,261 $ 212,238 $ 438,061
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 12,791,410 $ 190,031 $ 263,455
Total distributable earnings (accumulated loss) ...................................................
15,292,851 22,207 174,606
Total Net Assets
$ 28,084,261 $ 212,238 $ 438,061

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts MidCap Fund MidCap Growth Fund
MidCap Growth Fund
III
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 2,105,000 325,000 625,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 1,994,144 N/A N/A
Shares Issued and Outstanding .............................................................. 45,826
Net Asset Value per share ................................................................... $ 43 .52
(b)
Maximum Offering Price ....................................................................
$ 46 .05
Class C : Net Assets ................................................................................ $ 34,593 N/A N/A
Shares Issued and Outstanding .............................................................. 958
Net Asset Value per share ...................................................................
$ 36 .12
(b)
Class J : Net Assets ................................................................................ $ 385,523 $ 78,956 $ 41,631
Shares Issued and Outstanding .............................................................. 9,238 11,032 5,306
Net Asset Value per share ...................................................................
$ 41 .73
(b)
$ 7 .16
(b)
$ 7 .85
(b)
Institutional : Net Assets ........................................................................... $ 13,863,432 $ 108,171 $ 388,247
Shares Issued and Outstanding .............................................................. 304,789 10,005 32,431
Net Asset Value per share ...................................................................
$ 45 .49 $ 10 .81 $ 11 .97
R-1 : Net Assets .................................................................................... $ 112,260 $ 849 $ 1,220
Shares Issued and Outstanding .............................................................. 2,947 117 162
Net Asset Value per share ...................................................................
$ 38 .10 $ 7 .28 $ 7 .54
R-3 : Net Assets .................................................................................... $ 51,069 $ 14,421 $ 2,754
Shares Issued and Outstanding .............................................................. 1,222 1,528 273
Net Asset Value per share ...................................................................
$ 41 .79 $ 9 .44 $ 10 .10
R-4 : Net Assets .................................................................................... $ 59,494 $ 5,070 $ 1,551
Shares Issued and Outstanding .............................................................. 1,338 485 143
Net Asset Value per share ...................................................................
$ 44 .46 $ 10 .46 $ 10 .85
R-5 : Net Assets .................................................................................... $ 281,715 $ 4,771 $ 2,658
Shares Issued and Outstanding .............................................................. 6,353 426 224
Net Asset Value per share ...................................................................
$ 44 .34 $ 11 .19 $ 11 .85
R-6 : Net Assets .................................................................................... $ 11,302,031 N/A N/A
Shares Issued and Outstanding .............................................................. 248,050
Net Asset Value per share ...................................................................
$ 45 .56
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts
MidCap S&P 400 Index
Fund MidCap Value Fund I Money Market Fund
Investment in securities--at cost ................................................................
$ 921,606 $ 2,468,007 $ 897,743
Investment in affiliated Funds--at cost ..........................................................
$ 17,344 $ 51,595 $ –
Repurchase agreements--at cost ................................................................
$ – $ – $ 150,000
Assets
Investment in securities--at value  ................................................................ $ 1,264,786
(a)
$ 2,788,772
(a)
$ 897,743
Investment in affiliated Funds--at value ........................................................... 17,344 51,595 –
Repurchase agreements--at value ................................................................. – – 150,000
Cash ............................................................................................... – – 25
Deposits with counterparty ........................................................................ 754 975 –
Receivables:
Dividends and interest ....................................................................... 360 1,862 367
Expense reimbursement from Manager ..................................................... – 92 –
Expense reimbursement from Distributor ................................................... 1 2 88
Fund shares sold ............................................................................. 348 810 7,131
Investment securities sold ................................................................... 229 3,061 –
Other assets ........................................................................................ – – 26
Total Assets   1,283,822 2,847,169 1,055,380
Liabilities
Accrued management and investment advisory fees .............................................. 165 1,584 347
Accrued administrative service fees .............................................................. 7 2 –
Accrued distribution fees .......................................................................... 39 38 88
Accrued service fees .............................................................................. 44 11 –
Accrued transfer agent fees ....................................................................... 49 479 41
Accrued directors' expenses ....................................................................... 1 5 1
Accrued professional fees ......................................................................... 22 19 30
Accrued other expenses ........................................................................... 40 115 30
Cash overdraft ..................................................................................... – 131 –
Payables:
Dividends payable ........................................................................... – – 3,868
Fund shares redeemed ....................................................................... 2,811 2,672 1,147
Investment securities purchased ............................................................ – 439 –
Variation margin on futures ................................................................. 171 219 –
Collateral obligation on securities loaned, at value ............................................... 7,253 1,112 –
Total Liabilities
10,602 6,826 5,552
Net Assets Applicable to Outstanding Shares ..................................................
$ 1,273,220 $ 2,840,343 $ 1,049,828
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 784,649 $ 2,142,050 $ 1,049,828
Total distributable earnings (accumulated loss) ...................................................
488,571 698,293 –
Total Net Assets
$ 1,273,220 $ 2,840,343 $ 1,049,828

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts
MidCap S&P 400 Index
Fund MidCap Value Fund I Money Market Fund
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 525,000 925,000 5,800,000
Net Asset Value Per Share:
Class A: Net Assets ................................................................................ N/A $ 47,518 $ 348,944
Shares Issued and Outstanding .............................................................. 2,582 348,944
Net Asset Value per share ................................................................... $ 18.40
(b)
$ 1.00
(b)
Maximum Offering Price ....................................................................
$ 19.47 $ 1.00
Class J: Net Assets ................................................................................ $ 153,543 $ 188,451 $ 700,884
Shares Issued and Outstanding .............................................................. 6,468 10,363 700,884
Net Asset Value per share ...................................................................
$ 23.74
(b)
$ 18.19
(b)
$ 1.00
(b)
Institutional: Net Assets ........................................................................... $ 213,290 $ 1,282,618 N/A
Shares Issued and Outstanding .............................................................. 8,604 69,422
Net Asset Value per share ...................................................................
$ 24.79 $ 18.48
R-1: Net Assets .................................................................................... $ 5,541 $ 2,160 N/A
Shares Issued and Outstanding .............................................................. 227 125
Net Asset Value per share ...................................................................
$ 24.40 $ 17.34
R-3: Net Assets .................................................................................... $ 66,175 $ 11,020 N/A
Shares Issued and Outstanding .............................................................. 2,605 609
Net Asset Value per share ...................................................................
$ 25.40 $ 18.08
R-4: Net Assets .................................................................................... $ 42,213 $ 7,743 N/A
Shares Issued and Outstanding .............................................................. 1,651 426
Net Asset Value per share ...................................................................
$ 25.57 $ 18.17
R-5: Net Assets .................................................................................... $ 90,491 $ 29,770 N/A
Shares Issued and Outstanding .............................................................. 3,494 1,626
Net Asset Value per share ...................................................................
$ 25.90 $ 18.31
R-6: Net Assets .................................................................................... $ 701,967 $ 1,271,063 N/A
Shares Issued and Outstanding .............................................................. 28,323 68,601
Net Asset Value per share ...................................................................
$ 24.78 $ 18.53
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts Overseas Fund
Principal Capital
Appreciation Fund
Principal LifeTime
2015 Fund
Investment in securities--at cost ................................................................
$ 1,071,794 $ 2,383,460 $ –
Investment in affiliated Funds--at cost ..........................................................
$ 11,503 $ 24,066 $ 213,456
Foreign currency--at cost ........................................................................
$ 1,171 $ – $ –
Assets
Investment in securities--at value  ................................................................ $ 1,140,605
(a)
$ 4,648,008 $ –
Investment in affiliated Funds--at value ........................................................... 11,503 24,066 236,333
Foreign currency--at value ........................................................................ 1,172 – –
Cash ............................................................................................... 11 – –
Deposits with counterparty ........................................................................ 82 – –
Receivables:
Dividends and interest ....................................................................... 6,493 2,111 450
Expense reimbursement from Manager ..................................................... 20 – –
Fund shares sold ............................................................................. 719 2,114 16
Investment securities sold ................................................................... 7,250 3,896 365
Other assets ........................................................................................ – 5 –
Total Assets   1,167,855 4,680,200 237,164
Liabilities
Accrued management and investment advisory fees .............................................. 897 1,674 –
Accrued administrative service fees .............................................................. – 3 2
Accrued distribution fees .......................................................................... – 314 4
Accrued service fees .............................................................................. – 20 8
Accrued transfer agent fees ....................................................................... 58 337 1
Accrued directors' expenses ....................................................................... 1 4 –
Accrued professional fees ......................................................................... 53 26 19
Accrued other expenses ........................................................................... 99 72 3
Payables:
Fund shares redeemed ....................................................................... 335 4,750 381
Investment securities purchased ............................................................ 7,115 2,806 450
Variation margin on futures ................................................................. 46 – –
Collateral obligation on securities loaned, at value ............................................... 177 – –
Total Liabilities
8,781 10,006 868
Net Assets Applicable to Outstanding Shares ..................................................
$ 1,159,074 $ 4,670,194 $ 236,296
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 959,959 $ 2,214,484 $ 201,034
Total distributable earnings (accumulated loss) ...................................................
199,115 2,455,710 35,262
Total Net Assets
$ 1,159,074 $ 4,670,194 $ 236,296
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 725,000 850,000 400,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ N/A $ 1,405,974 N/A
Shares Issued and Outstanding .............................................................. 17,419
Net Asset Value per share ................................................................... $ 80 .71
(b)
Maximum Offering Price ....................................................................
$ 85 .41
Institutional : Net Assets ........................................................................... $ 1,157,795 $ 3,171,457 $ 198,424
Shares Issued and Outstanding .............................................................. 103,822 37,803 22,313
Net Asset Value per share ...................................................................
$ 11 .15 $ 83 .89 $ 8 .89
R-1 : Net Assets .................................................................................... N/A $ 1,360 $ 1,555
Shares Issued and Outstanding .............................................................. 17 181
Net Asset Value per share ...................................................................
$ 80 .35 $ 8 .57
R-3 : Net Assets .................................................................................... $ 271 $ 41,756 $ 14,578
Shares Issued and Outstanding .............................................................. 25 518 1,697
Net Asset Value per share ...................................................................
$ 10 .97 $ 80 .68 $ 8 .59
R-4 : Net Assets .................................................................................... $ 1,008 $ 13,666 $ 8,546
Shares Issued and Outstanding .............................................................. 91 166 982
Net Asset Value per share ...................................................................
$ 11 .05 $ 82 .08 $ 8 .70
R-5 : Net Assets .................................................................................... N/A $ 35,981 $ 13,193
Shares Issued and Outstanding .............................................................. 435 1,515
Net Asset Value per share ...................................................................
$ 82 .68 $ 8 .71
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
2020 Fund
Principal LifeTime
2025 Fund
Principal LifeTime
2030 Fund
Investment in affiliated Funds--at cost ..........................................................
$ 2,108,003 $ 1,359,339 $ 4,706,432
Assets
Investment in affiliated Funds--at value ........................................................... $ 2,325,160 $ 1,560,140 $ 5,483,999
Receivables:
Dividends and interest ....................................................................... 3,916 2,303 6,696
Expense reimbursement from Distributor ................................................... 6 – 10
Fund shares sold ............................................................................. 237 36 314
Investment securities sold ................................................................... 358 529 3,249
Total Assets   2,329,677 1,563,008 5,494,268
Liabilities
Accrued administrative service fees .............................................................. 8 8 15
Accrued distribution fees .......................................................................... 124 24 216
Accrued service fees .............................................................................. 36 44 78
Accrued transfer agent fees ....................................................................... 18 6 94
Accrued directors' expenses ....................................................................... 2 1 2
Accrued professional fees ......................................................................... 19 18 20
Accrued other expenses ........................................................................... 20 3 21
Payables:
Fund shares redeemed ....................................................................... 595 565 3,564
Investment securities purchased ............................................................ 3,916 2,303 6,696
Total Liabilities
4,738 2,972 10,706
Net Assets Applicable to Outstanding Shares ..................................................
$ 2,324,939 $ 1,560,036 $ 5,483,562
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 1,977,564 $ 1,286,458 $ 4,464,979
Total distributable earnings (accumulated loss) ...................................................
347,375 273,578 1,018,583
Total Net Assets
$ 2,324,939 $ 1,560,036 $ 5,483,562
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 1,150,000 425,000 1,425,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 86,973 N/A $ 139,779
Shares Issued and Outstanding .............................................................. 6,690 9,502
Net Asset Value per share ................................................................... $ 13 .00
(a)
$ 14 .71
(a)
Maximum Offering Price ....................................................................
$ 13 .51 $ 15 .28
Class J : Net Assets ................................................................................ $ 669,174 N/A $ 1,133,064
Shares Issued and Outstanding .............................................................. 52,379 77,585
Net Asset Value per share ...................................................................
$ 12 .78
(a)
$ 14 .60
(a)
Institutional : Net Assets ........................................................................... $ 1,401,110 $ 1,357,468 $ 3,850,068
Shares Issued and Outstanding .............................................................. 108,702 116,341 262,206
Net Asset Value per share ...................................................................
$ 12 .89 $ 11 .67 $ 14 .68
R-1 : Net Assets .................................................................................... $ 11,307 $ 6,157 $ 19,150
Shares Issued and Outstanding .............................................................. 885 546 1,323
Net Asset Value per share ...................................................................
$ 12 .77 $ 11 .28 $ 14 .48
R-3 : Net Assets .................................................................................... $ 60,266 $ 91,488 $ 133,904
Shares Issued and Outstanding .............................................................. 4,745 8,086 9,202
Net Asset Value per share ...................................................................
$ 12 .70 $ 11 .31 $ 14 .55
R-4 : Net Assets .................................................................................... $ 21,935 $ 31,654 $ 50,156
Shares Issued and Outstanding .............................................................. 1,719 2,754 3,268
Net Asset Value per share ...................................................................
$ 12 .76 $ 11 .50 $ 15 .35
R-5 : Net Assets .................................................................................... $ 74,174 $ 73,269 $ 157,441
Shares Issued and Outstanding .............................................................. 5,799 6,347 10,752
Net Asset Value per share ...................................................................
$ 12 .79 $ 11 .54 $ 14 .64
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
2035 Fund
Principal LifeTime
2040 Fund
Principal LifeTime
2045 Fund
Investment in affiliated Funds--at cost ..........................................................
$ 1,678,465 $ 3,776,094 $ 1,364,740
Assets
Investment in affiliated Funds--at value ........................................................... $ 1,988,185 $ 4,761,929 $ 1,683,820
Receivables:
Dividends and interest ....................................................................... 2,050 3,074 631
Expense reimbursement from Distributor ................................................... – 8 –
Fund shares sold ............................................................................. 170 236 176
Investment securities sold ................................................................... 382 2,124 745
Total Assets   1,990,787 4,767,371 1,685,372
Liabilities
Accrued administrative service fees .............................................................. 9 13 7
Accrued distribution fees .......................................................................... 26 175 21
Accrued service fees .............................................................................. 48 72 39
Accrued transfer agent fees ....................................................................... 11 75 13
Accrued directors' expenses ....................................................................... 2 4 1
Accrued professional fees ......................................................................... 19 20 19
Accrued other expenses ........................................................................... 3 19 3
Payables:
Fund shares redeemed ....................................................................... 552 2,359 920
Investment securities purchased ............................................................ 2,051 3,074 632
Total Liabilities
2,721 5,811 1,655
Net Assets Applicable to Outstanding Shares ..................................................
$ 1,988,066 $ 4,761,560 $ 1,683,717
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 1,591,155 $ 3,518,558 $ 1,297,108
Total distributable earnings (accumulated loss) ...................................................
396,911 1,243,002 386,609
Total Net Assets
$ 1,988,066 $ 4,761,560 $ 1,683,717
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 400,000 1,025,000 400,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ N/A $ 121,589 N/A
Shares Issued and Outstanding .............................................................. 7,410
Net Asset Value per share ................................................................... $ 16 .41
(a)
Maximum Offering Price ....................................................................
$ 17 .37
Class J : Net Assets ................................................................................ N/A $ 875,149 N/A
Shares Issued and Outstanding .............................................................. 52,446
Net Asset Value per share ...................................................................
$ 16 .69
(a)
Institutional : Net Assets ........................................................................... $ 1,765,103 $ 3,432,790 $ 1,502,321
Shares Issued and Outstanding .............................................................. 131,673 202,856 99,928
Net Asset Value per share ...................................................................
$ 13 .41 $ 16 .92 $ 15 .03
R-1 : Net Assets .................................................................................... $ 7,014 $ 15,031 $ 3,893
Shares Issued and Outstanding .............................................................. 540 904 272
Net Asset Value per share ...................................................................
$ 12 .99 $ 16 .63 $ 14 .35
R-3 : Net Assets .................................................................................... $ 97,523 $ 120,638 $ 79,631
Shares Issued and Outstanding .............................................................. 7,467 7,296 5,507
Net Asset Value per share ...................................................................
$ 13 .06 $ 16 .53 $ 14 .46
R-4 : Net Assets .................................................................................... $ 37,681 $ 49,668 $ 25,325
Shares Issued and Outstanding .............................................................. 2,849 2,989 1,725
Net Asset Value per share ...................................................................
$ 13 .23 $ 16 .62 $ 14 .68
R-5 : Net Assets .................................................................................... $ 80,745 $ 146,695 $ 72,547
Shares Issued and Outstanding .............................................................. 6,077 8,744 4,931
Net Asset Value per share ...................................................................
$ 13 .29 $ 16 .78 $ 14 .71
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
2050 Fund
Principal LifeTime
2055 Fund
Principal LifeTime
2060 Fund
Investment in affiliated Funds--at cost ..........................................................
$ 2,567,158 $ 935,361 $ 919,457
Assets
Investment in affiliated Funds--at value ........................................................... $ 3,333,315 $ 1,128,364 $ 1,082,223
Receivables:
Dividends and interest ....................................................................... 477 138 133
Expense reimbursement from Distributor ................................................... 2 – –
Fund shares sold ............................................................................. 400 181 134
Investment securities sold ................................................................... 248 333 546
Total Assets   3,334,442 1,129,016 1,083,036
Liabilities
Accrued administrative service fees .............................................................. 11 5 3
Accrued distribution fees .......................................................................... 90 14 11
Accrued service fees .............................................................................. 54 24 16
Accrued transfer agent fees ....................................................................... 83 14 16
Accrued directors' expenses ....................................................................... 3 1 1
Accrued professional fees ......................................................................... 20 19 19
Accrued other expenses ........................................................................... 17 3 5
Payables:
Expense reimbursement to Manager ........................................................ 3 – –
Fund shares redeemed ....................................................................... 645 513 680
Investment securities purchased ............................................................ 478 139 133
Total Liabilities
1,404 732 884
Net Assets Applicable to Outstanding Shares ..................................................
$ 3,333,038 $ 1,128,284 $ 1,082,152
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 2,408,735 $ 897,219 $ 885,861
Total distributable earnings (accumulated loss) ...................................................
924,303 231,065 196,291
Total Net Assets
$ 3,333,038 $ 1,128,284 $ 1,082,152
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 800,000 400,000 425,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 113,939 N/A N/A
Shares Issued and Outstanding .............................................................. 6,317
Net Asset Value per share ................................................................... $ 18 .04
(a)
Maximum Offering Price ....................................................................
$ 19 .09
Class J : Net Assets ................................................................................ $ 293,958 N/A $ 17,409
Shares Issued and Outstanding .............................................................. 17,080 975
Net Asset Value per share ...................................................................
$ 17 .21
(a)
$ 17 .86
(a)
Institutional : Net Assets ........................................................................... $ 2,677,540 $ 1,016,220 $ 989,955
Shares Issued and Outstanding .............................................................. 148,947 60,162 54,794
Net Asset Value per share ...................................................................
$ 17 .98 $ 16 .89 $ 18 .07
R-1 : Net Assets .................................................................................... $ 12,326 $ 3,052 $ 3,827
Shares Issued and Outstanding .............................................................. 699 190 220
Net Asset Value per share ...................................................................
$ 17 .63 $ 16 .05 $ 17 .37
R-3 : Net Assets .................................................................................... $ 93,764 $ 53,518 $ 32,512
Shares Issued and Outstanding .............................................................. 5,332 3,301 1,839
Net Asset Value per share ...................................................................
$ 17 .58 $ 16 .21 $ 17 .68
R-4 : Net Assets .................................................................................... $ 39,371 $ 14,850 $ 9,218
Shares Issued and Outstanding .............................................................. 2,215 901 518
Net Asset Value per share ...................................................................
$ 17 .77 $ 16 .48 $ 17 .81
R-5 : Net Assets .................................................................................... $ 102,140 $ 40,644 $ 29,231
Shares Issued and Outstanding .............................................................. 5,723 2,454 1,636
Net Asset Value per share ...................................................................
$ 17 .85 $ 16 .56 $ 17 .87
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
2065 Fund
Principal LifeTime
2070 Fund
Principal LifeTime
Hybrid 2015 Fund
Investment in affiliated Funds--at cost ..........................................................
$ 199,146 $ 41,385 $ 309,980
Assets
Investment in affiliated Funds--at value ........................................................... $ 223,336 $ 44,366 $ 324,541
Receivables:
Dividends and interest ....................................................................... 27 5 280
Expense reimbursement from Manager ..................................................... – 2 3
Expense reimbursement from Distributor ................................................... – – 2
Fund shares sold ............................................................................. 122 206 259
Investment securities sold ................................................................... – – 559
Total Assets   223,485 44,579 325,644
Liabilities
Accrued administrative service fees .............................................................. 1 – –
Accrued distribution fees .......................................................................... 2 – 35
Accrued service fees .............................................................................. 4 – –
Accrued transfer agent fees ....................................................................... 2 1 4
Accrued professional fees ......................................................................... 18 18 18
Accrued other expenses ........................................................................... 2 – 9
Payables:
Fund shares redeemed ....................................................................... 5 – 817
Investment securities purchased ............................................................ 145 212 281
Total Liabilities
179 231 1,164
Net Assets Applicable to Outstanding Shares ..................................................
$ 223,306 $ 44,348 $ 324,480
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 194,136 $ 40,630 $ 306,576
Total distributable earnings (accumulated loss) ...................................................
29,170 3,718 17,904
Total Net Assets
$ 223,306 $ 44,348 $ 324,480
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 325,000 325,000 600,000
Net Asset Value Per Share:
Class J : Net Assets ................................................................................ N/A $ 330 $ 271,360
Shares Issued and Outstanding .............................................................. 26 23,310
Net Asset Value per share ...................................................................
$ 12 .86
(a)
$ 11 .64
(a)
Institutional : Net Assets ........................................................................... $ 204,205 $ 41,700 $ 16,141
Shares Issued and Outstanding .............................................................. 13,859 3,249 1,379
Net Asset Value per share ...................................................................
$ 14 .73 $ 12 .83 $ 11 .71
R-1 : Net Assets .................................................................................... $ 447 $ 225 N/A
Shares Issued and Outstanding .............................................................. 31 18
Net Asset Value per share ...................................................................
$ 14 .37 $ 12 .65
R-3 : Net Assets .................................................................................... $ 9,360 $ 772 N/A
Shares Issued and Outstanding .............................................................. 645 61
Net Asset Value per share ...................................................................
$ 14 .52 $ 12 .71
R-4 : Net Assets .................................................................................... $ 2,517 $ 247 N/A
Shares Issued and Outstanding .............................................................. 173 19
Net Asset Value per share ...................................................................
$ 14 .57 $ 12 .75
R-5 : Net Assets .................................................................................... $ 6,777 $ 1,074 N/A
Shares Issued and Outstanding .............................................................. 464 84
Net Asset Value per share ...................................................................
$ 14 .61 $ 12 .78
R-6 : Net Assets .................................................................................... N/A N/A $ 36,979
Shares Issued and Outstanding .............................................................. 3,151
Net Asset Value per share ...................................................................
$ 11 .73
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Hybrid 2020 Fund
Principal LifeTime
Hybrid 2025 Fund
Principal LifeTime
Hybrid 2030 Fund
Investment in affiliated Funds--at cost ..........................................................
$ 505,333 $ 826,419 $ 894,324
Assets
Investment in affiliated Funds--at value ........................................................... $ 540,211 $ 887,242 $ 982,118
Receivables:
Dividends and interest ....................................................................... 385 474 326
Expense reimbursement from Manager ..................................................... 1 – –
Expense reimbursement from Distributor ................................................... 3 6 5
Fund shares sold ............................................................................. 83 1,150 256
Investment securities sold ................................................................... 22 35 2,693
Prepaid transfer agent fees ........................................................................ 18 45 –
Total Assets   540,723 888,952 985,398
Liabilities
Accrued distribution fees .......................................................................... 44 81 76
Accrued transfer agent fees ....................................................................... 14 24 6
Accrued directors' expenses ....................................................................... 1 1 –
Accrued professional fees ......................................................................... 18 18 18
Accrued other expenses ........................................................................... 8 11 10
Payables:
Expense reimbursement to Manager ........................................................ – 2 –
Fund shares redeemed ....................................................................... 105 1,184 2,949
Investment securities purchased ............................................................ 385 473 326
Total Liabilities
575 1,794 3,385
Net Assets Applicable to Outstanding Shares ..................................................
$ 540,148 $ 887,158 $ 982,013
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 500,974 $ 819,160 $ 887,482
Total distributable earnings (accumulated loss) ...................................................
39,174 67,998 94,531
Total Net Assets
$ 540,148 $ 887,158 $ 982,013
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 600,000 600,000 600,000
Net Asset Value Per Share:
Class J : Net Assets ................................................................................ $ 341,998 $ 627,376 $ 599,229
Shares Issued and Outstanding .............................................................. 28,413 48,272 44,714
Net Asset Value per share ...................................................................
$ 12 .04
(a)
$ 13 .00
(a)
$ 13 .40
(a)
Institutional : Net Assets ........................................................................... $ 36,532 $ 59,042 $ 77,524
Shares Issued and Outstanding .............................................................. 3,015 4,517 5,740
Net Asset Value per share ...................................................................
$ 12 .12 $ 13 .07 $ 13 .51
R-6 : Net Assets .................................................................................... $ 161,618 $ 200,740 $ 305,260
Shares Issued and Outstanding .............................................................. 13,335 15,348 22,617
Net Asset Value per share ...................................................................
$ 12 .12 $ 13 .08 $ 13 .50
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Hybrid 2035 Fund
Principal LifeTime
Hybrid 2040 Fund
Principal LifeTime
Hybrid 2045 Fund
Investment in affiliated Funds--at cost ..........................................................
$ 636,363 $ 674,690 $ 409,968
Assets
Investment in affiliated Funds--at value ........................................................... $ 714,280 $ 780,758 $ 482,796
Receivables:
Dividends and interest ....................................................................... 141 107 47
Expense reimbursement from Manager ..................................................... – 1 –
Expense reimbursement from Distributor ................................................... 3 4 2
Fund shares sold ............................................................................. 1,357 1,673 439
Investment securities sold ................................................................... 2,748 634 584
Total Assets   718,529 783,177 483,868
Liabilities
Accrued distribution fees .......................................................................... 50 53 27
Accrued transfer agent fees ....................................................................... 6 7 10
Accrued professional fees ......................................................................... 18 18 18
Accrued other expenses ........................................................................... 10 10 7
Payables:
Expense reimbursement to Manager ........................................................ 1 – –
Fund shares redeemed ....................................................................... 4,104 2,308 1,024
Investment securities purchased ............................................................ 141 108 47
Total Liabilities
4,330 2,504 1,133
Net Assets Applicable to Outstanding Shares ..................................................
$ 714,199 $ 780,673 $ 482,735
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 630,269 $ 666,748 $ 404,409
Total distributable earnings (accumulated loss) ...................................................
83,930 113,925 78,326
Total Net Assets
$ 714,199 $ 780,673 $ 482,735
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 600,000 600,000 600,000
Net Asset Value Per Share:
Class J : Net Assets ................................................................................ $ 382,526 $ 420,423 $ 212,485
Shares Issued and Outstanding .............................................................. 26,687 28,158 13,594
Net Asset Value per share ...................................................................
$ 14 .33
(a)
$ 14 .93
(a)
$ 15 .63
(a)
Institutional : Net Assets ........................................................................... $ 79,917 $ 75,455 $ 62,223
Shares Issued and Outstanding .............................................................. 5,534 5,011 3,953
Net Asset Value per share ...................................................................
$ 14 .44 $ 15 .06 $ 15 .74
R-6 : Net Assets .................................................................................... $ 251,756 $ 284,795 $ 208,027
Shares Issued and Outstanding .............................................................. 17,406 18,880 13,193
Net Asset Value per share ...................................................................
$ 14 .46 $ 15 .08 $ 15 .77
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Hybrid 2050 Fund
Principal LifeTime
Hybrid 2055 Fund
Principal LifeTime
Hybrid 2060 Fund
Investment in affiliated Funds--at cost ..........................................................
$ 360,368 $ 229,813 $ 123,167
Assets
Investment in affiliated Funds--at value ........................................................... $ 431,545 $ 270,071 $ 143,166
Receivables:
Dividends and interest ....................................................................... 20 11 6
Expense reimbursement from Manager ..................................................... 1 2 5
Expense reimbursement from Distributor ................................................... 2 1 –
Fund shares sold ............................................................................. 214 175 160
Investment securities sold ................................................................... 1,413 690 251
Total Assets   433,195 270,950 143,588
Liabilities
Accrued distribution fees .......................................................................... 22 14 7
Accrued transfer agent fees ....................................................................... 9 13 13
Accrued directors' expenses ....................................................................... 1 – –
Accrued professional fees ......................................................................... 18 18 18
Accrued other expenses ........................................................................... 8 7 7
Payables:
Fund shares redeemed ....................................................................... 1,627 865 411
Investment securities purchased ............................................................ 20 11 6
Total Liabilities
1,705 928 462
Net Assets Applicable to Outstanding Shares ..................................................
$ 431,490 $ 270,022 $ 143,126
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 355,286 $ 226,702 $ 121,607
Total distributable earnings (accumulated loss) ...................................................
76,204 43,320 21,519
Total Net Assets
$ 431,490 $ 270,022 $ 143,126
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 600,000 600,000 600,000
Net Asset Value Per Share:
Class J : Net Assets ................................................................................ $ 173,862 $ 106,439 $ 58,029
Shares Issued and Outstanding .............................................................. 10,801 6,422 3,398
Net Asset Value per share ...................................................................
$ 16 .10
(a)
$ 16 .57
(a)
$ 17 .08
(a)
Institutional : Net Assets ........................................................................... $ 56,693 $ 37,805 $ 18,781
Shares Issued and Outstanding .............................................................. 3,500 2,262 1,085
Net Asset Value per share ...................................................................
$ 16 .20 $ 16 .71 $ 17 .30
R-6 : Net Assets .................................................................................... $ 200,935 $ 125,778 $ 66,316
Shares Issued and Outstanding .............................................................. 12,401 7,508 3,820
Net Asset Value per share ...................................................................
$ 16 .20 $ 16 .75 $ 17 .36
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Hybrid 2065 Fund
Principal LifeTime
Hybrid 2070 Fund
Principal LifeTime
Hybrid Income Fund
Investment in affiliated Funds--at cost ..........................................................
$ 41,572 $ 3,719 $ 158,036
Assets
Investment in affiliated Funds--at value ........................................................... $ 46,999 $ 4,107 $ 159,753
Receivables:
Dividends and interest ....................................................................... 2 – 137
Expense reimbursement from Manager ..................................................... 10 6 3
Expense reimbursement from Distributor ................................................... – – 1
Fund shares sold ............................................................................. 175 12 124
Investment securities sold ................................................................... – – 807
Prepaid transfer agent fees ........................................................................ – – 7
Total Assets   47,186 4,125 160,832
Liabilities
Accrued distribution fees .......................................................................... 3 – 13
Accrued transfer agent fees ....................................................................... 9 2 5
Accrued professional fees ......................................................................... 18 17 18
Accrued other expenses ........................................................................... 5 – 7
Payables:
Fund shares redeemed ....................................................................... 55 3 931
Investment securities purchased ............................................................ 122 9 136
Total Liabilities
212 31 1,110
Net Assets Applicable to Outstanding Shares ..................................................
$ 46,974 $ 4,094 $ 159,722
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 41,051 $ 3,669 $ 156,918
Total distributable earnings (accumulated loss) ...................................................
5,923 425 2,804
Total Net Assets
$ 46,974 $ 4,094 $ 159,722
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 525,000 250,000 600,000
Net Asset Value Per Share:
Class J : Net Assets ................................................................................ $ 20,034 $ 1,164 $ 111,227
Shares Issued and Outstanding .............................................................. 1,295 89 10,558
Net Asset Value per share ...................................................................
$ 15 .47
(a)
$ 13 .10
(a)
$ 10 .54
(a)
Institutional : Net Assets ........................................................................... $ 3,547 $ 263 $ 8,420
Shares Issued and Outstanding .............................................................. 225 20 794
Net Asset Value per share ...................................................................
$ 15 .74 $ 12 .99 $ 10 .60
R-6 : Net Assets .................................................................................... $ 23,393 $ 2,667 $ 40,075
Shares Issued and Outstanding .............................................................. 1,484 205 3,773
Net Asset Value per share ...................................................................
$ 15 .76 $ 13 .00 $ 10 .62
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Strategic Income Fund
Real Estate Securities
Fund
SAM Balanced
Portfolio
Investment in securities--at cost ................................................................
$ – $ 5,044,303 $ –
Investment in affiliated Funds--at cost ..........................................................
$ 785,274 $ 142,428 $ 3,635,498
Assets
Investment in securities--at value  ................................................................ $ – $ 6,471,118 $ –
Investment in affiliated Funds--at value ........................................................... 791,081 142,428 4,619,781
Receivables:
Dividends and interest ....................................................................... 1,512 2,365 3,527
Expense reimbursement from Manager ..................................................... 4 156 –
Expense reimbursement from Distributor ................................................... 2 1 13
Fund shares sold ............................................................................. 14 9,978 2,082
Investment securities sold ................................................................... 633 5,401 4,918
Total Assets   793,246 6,631,447 4,630,321
Liabilities
Accrued management and investment advisory fees .............................................. – 4,465 1,083
Accrued administrative service fees .............................................................. 3 3 2
Accrued distribution fees .......................................................................... 44 85 778
Accrued service fees .............................................................................. 10 26 13
Accrued transfer agent fees ....................................................................... 5 1,007 225
Accrued directors' expenses ....................................................................... 1 1 4
Accrued professional fees ......................................................................... 17 25 21
Accrued other expenses ........................................................................... 17 255 77
Payables:
Fund shares redeemed ....................................................................... 646 5,440 6,996
Investment securities purchased ............................................................ 1,512 3,680 3,425
Total Liabilities
2,255 14,987 12,624
Net Assets Applicable to Outstanding Shares ..................................................
$ 790,991 $ 6,616,460 $ 4,617,697
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 760,036 $ 5,115,848 $ 3,484,827
Total distributable earnings (accumulated loss) ...................................................
30,955 1,500,612 1,132,870
Total Net Assets
$ 790,991 $ 6,616,460 $ 4,617,697
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 800,000 925,000 1,775,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 37,093 $ 203,180 $ 2,156,725
Shares Issued and Outstanding .............................................................. 3,162 6,787 127,165
Net Asset Value per share ................................................................... $ 11 .73
(a)
$ 29 .94
(a)
$ 16 .96
(a)
Maximum Offering Price ....................................................................
$ 12 .19 $ 31 .68 $ 17 .95
Class C : Net Assets ................................................................................ N/A $ 16,854 $ 115,518
Shares Issued and Outstanding .............................................................. 575 6,998
Net Asset Value per share ...................................................................
$ 29 .32
(a)
$ 16 .51
(a)
Class J : Net Assets ................................................................................ $ 237,493 $ 138,374 $ 1,594,700
Shares Issued and Outstanding .............................................................. 20,596 4,797 98,812
Net Asset Value per share ...................................................................
$ 11 .53
(a)
$ 28 .84
(a)
$ 16 .14
(a)
Institutional : Net Assets ........................................................................... $ 468,789 $ 3,810,831 $ 688,003
Shares Issued and Outstanding .............................................................. 40,333 127,216 41,522
Net Asset Value per share ...................................................................
$ 11 .62 $ 29 .96 $ 16 .57
R-1 : Net Assets .................................................................................... $ 4,524 $ 2,073 $ 2,020
Shares Issued and Outstanding .............................................................. 390 70 122
Net Asset Value per share ...................................................................
$ 11 .61 $ 29 .51 $ 16 .50
R-3 : Net Assets .................................................................................... $ 17,650 $ 29,609 $ 23,739
Shares Issued and Outstanding .............................................................. 1,538 1,020 1,441
Net Asset Value per share ...................................................................
$ 11 .48 $ 29 .02 $ 16 .48
R-4 : Net Assets .................................................................................... $ 7,442 $ 11,816 $ 11,603
Shares Issued and Outstanding .............................................................. 646 413 701
Net Asset Value per share ...................................................................
$ 11 .52 $ 28 .63 $ 16 .55
R-5 : Net Assets .................................................................................... $ 18,000 $ 76,319 $ 25,389
Shares Issued and Outstanding .............................................................. 1,550 2,660 1,535
Net Asset Value per share ...................................................................
$ 11 .61 $ 28 .69 $ 16 .54
R-6 : Net Assets .................................................................................... N/A $ 2,327,404 N/A
Shares Issued and Outstanding .............................................................. 77,731
Net Asset Value per share ...................................................................
$ 29 .94
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts
SAM Conservative
Balanced Portfolio
SAM Conservative
Growth Portfolio
SAM Flexible Income
Portfolio
Investment in affiliated Funds--at cost ..........................................................
$ 1,611,764 $ 2,306,656 $ 2,206,663
Assets
Investment in affiliated Funds--at value ........................................................... $ 1,859,485 $ 3,217,044 $ 2,353,115
Receivables:
Dividends and interest ....................................................................... 2,226 1,075 3,268
Expense reimbursement from Distributor ................................................... 8 8 10
Fund shares sold ............................................................................. 1,254 1,800 4,541
Investment securities sold ................................................................... – 880 828
Total Assets   1,862,973 3,220,807 2,361,762
Liabilities
Accrued management and investment advisory fees .............................................. 434 755 550
Accrued administrative service fees .............................................................. 1 1 1
Accrued distribution fees .......................................................................... 284 569 410
Accrued service fees .............................................................................. 9 9 6
Accrued transfer agent fees ....................................................................... 42 166 61
Accrued directors' expenses ....................................................................... 1 2 –
Accrued professional fees ......................................................................... 19 19 19
Accrued other expenses ........................................................................... 50 51 35
Payables:
Dividends payable ........................................................................... – – 3,564
Fund shares redeemed ....................................................................... 925 2,671 1,773
Investment securities purchased ............................................................ 2,365 990 3,207
Total Liabilities
4,130 5,233 9,626
Net Assets Applicable to Outstanding Shares ..................................................
$ 1,858,843 $ 3,215,574 $ 2,352,136
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 1,617,630 $ 2,146,959 $ 2,289,066
Total distributable earnings (accumulated loss) ...................................................
241,213 1,068,615 63,070
Total Net Assets
$ 1,858,843 $ 3,215,574 $ 2,352,136
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 1,700,000 1,675,000 1,700,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 525,205 $ 1,739,501 $ 918,982
Shares Issued and Outstanding .............................................................. 41,830 85,695 75,539
Net Asset Value per share ................................................................... $ 12 .56
(a)
$ 20 .30
(a)
$ 12 .17
(a)
Maximum Offering Price ....................................................................
$ 13 .29 $ 21 .48 $ 12 .64
Class C : Net Assets ................................................................................ $ 38,812 $ 86,958 $ 71,603
Shares Issued and Outstanding .............................................................. 3,130 4,795 5,955
Net Asset Value per share ...................................................................
$ 12 .40
(a)
$ 18 .14
(a)
$ 12 .02
(a)
Class J : Net Assets ................................................................................ $ 1,040,737 $ 889,283 $ 1,151,699
Shares Issued and Outstanding .............................................................. 84,367 46,256 95,713
Net Asset Value per share ...................................................................
$ 12 .34
(a)
$ 19 .23
(a)
$ 12 .03
(a)
Institutional : Net Assets ........................................................................... $ 212,509 $ 455,578 $ 180,539
Shares Issued and Outstanding .............................................................. 17,148 23,178 14,900
Net Asset Value per share ...................................................................
$ 12 .39 $ 19 .66 $ 12 .12
R-1 : Net Assets .................................................................................... $ 1,469 $ 647 $ 1,170
Shares Issued and Outstanding .............................................................. 119 34 97
Net Asset Value per share ...................................................................
$ 12 .34 $ 19 .20 $ 12 .05
R-3 : Net Assets .................................................................................... $ 11,594 $ 9,881 $ 3,170
Shares Issued and Outstanding .............................................................. 938 515 262
Net Asset Value per share ...................................................................
$ 12 .36 $ 19 .19 $ 12 .09
R-4 : Net Assets .................................................................................... $ 10,352 $ 5,175 $ 4,124
Shares Issued and Outstanding .............................................................. 836 264 341
Net Asset Value per share ...................................................................
$ 12 .39 $ 19 .58 $ 12 .10
R-5 : Net Assets .................................................................................... $ 18,165 $ 28,551 $ 20,849
Shares Issued and Outstanding .............................................................. 1,467 1,468 1,725
Net Asset Value per share ...................................................................
$ 12 .38 $ 19 .45 $ 12 .09
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts
SAM Strategic Growth
Portfolio
Short-Term Income
Fund SmallCap Fund
Investment in securities--at cost ................................................................
$ – $ 3,193,299 $ 2,051,539
Investment in affiliated Funds--at cost ..........................................................
$ 1,578,489 $ 171,923 $ 18,986
Assets
Investment in securities--at value  ................................................................ $ – $ 3,151,903
(a)
$ 2,271,063
(a)
Investment in affiliated Funds--at value ........................................................... 2,268,173 171,923 18,986
Cash ............................................................................................... – 124 –
Deposits with counterparty ........................................................................ – 2,593 –
Receivables:
Dividends and interest ....................................................................... 61 19,296 750
Expense reimbursement from Manager ..................................................... – – 136
Expense reimbursement from Distributor ................................................... 4 1 1
Fund shares sold ............................................................................. 381 11,944 806
Investment securities sold ................................................................... 2,068 – 4,196
Other assets ........................................................................................ – – 1
Total Assets   2,270,687 3,357,784 2,295,939
Liabilities
Accrued management and investment advisory fees .............................................. 534 1,017 1,423
Accrued administrative service fees .............................................................. 1 1 2
Accrued distribution fees .......................................................................... 410 69 88
Accrued service fees .............................................................................. 9 5 20
Accrued transfer agent fees ....................................................................... 147 222 266
Accrued directors' expenses ....................................................................... 2 2 –
Accrued professional fees ......................................................................... 19 38 25
Accrued other expenses ........................................................................... 39 58 120
Payables:
Dividends payable ........................................................................... – 10,341 –
Fund shares redeemed ....................................................................... 2,442 3,471 1,453
Investment securities purchased ............................................................ – 13,343 10,325
Variation margin on futures ................................................................. – 281 –
Collateral obligation on securities loaned, at value ............................................... – 362 2,005
Total Liabilities
3,603 29,210 15,727
Net Assets Applicable to Outstanding Shares ..................................................
$ 2,267,084 $ 3,328,574 $ 2,280,212
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 1,470,891 $ 3,422,103 $ 2,029,565
Total distributable earnings (accumulated loss) ...................................................
796,193 (93,529) 250,647
Total Net Assets
$ 2,267,084 $ 3,328,574 $ 2,280,212

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts
SAM Strategic Growth
Portfolio
Short-Term Income
Fund SmallCap Fund
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 1,875,000 1,220,000 700,000
Net Asset Value Per Share:
Class A: Net Assets ................................................................................ $ 1,305,661 $ 315,310 $ 263,797
Shares Issued and Outstanding .............................................................. 55,312 26,296 10,166
Net Asset Value per share ................................................................... $ 23.61
(b)
$ 11.99
(b)
$ 25.95
(b)
Maximum Offering Price ....................................................................
$ 24.98 $ 12.27 $ 27.46
Class C: Net Assets ................................................................................ $ 70,160 $ 15,263 N/A
Shares Issued and Outstanding .............................................................. 3,469 1,273
Net Asset Value per share ...................................................................
$ 20.22
(b)
$ 11.99
(b)
Class J: Net Assets ................................................................................ $ 493,983 $ 109,830 $ 192,105
Shares Issued and Outstanding .............................................................. 22,076 9,168 7,841
Net Asset Value per share ...................................................................
$ 22.38
(b)
$ 11.98
(b)
$ 24.50
(b)
Institutional: Net Assets ........................................................................... $ 356,421 $ 2,865,011 $ 745,771
Shares Issued and Outstanding .............................................................. 15,631 239,122 25,894
Net Asset Value per share ...................................................................
$ 22.80 $ 11.98 $ 28.80
R-1: Net Assets .................................................................................... $ 530 $ 442 $ 1,254
Shares Issued and Outstanding .............................................................. 23 37 54
Net Asset Value per share ...................................................................
$ 22.57 $ 11.98 $ 23.44
R-3: Net Assets .................................................................................... $ 7,327 $ 9,050 $ 15,484
Shares Issued and Outstanding .............................................................. 329 755 603
Net Asset Value per share ...................................................................
$ 22.27 $ 11.99 $ 25.67
R-4: Net Assets .................................................................................... $ 4,857 $ 5,759 $ 30,197
Shares Issued and Outstanding .............................................................. 215 481 1,105
Net Asset Value per share ...................................................................
$ 22.63 $ 11.98 $ 27.34
R-5: Net Assets .................................................................................... $ 28,145 $ 7,909 $ 44,708
Shares Issued and Outstanding .............................................................. 1,255 659 1,579
Net Asset Value per share ...................................................................
$ 22.43 $ 11.99 $ 28.32
R-6: Net Assets .................................................................................... N/A N/A $ 986,896
Shares Issued and Outstanding .............................................................. 34,222
Net Asset Value per share ...................................................................
$ 28.84
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts
SmallCap Growth
Fund I
SmallCap S&P 600
Index Fund
SmallCap Value Fund
II
Investment in securities--at cost ................................................................
$ 1,706,124 $ 933,159 $ 1,007,231
Investment in affiliated Funds--at cost ..........................................................
$ 82,817 $ 22,194 $ 26,059
Assets
Investment in securities--at value  ................................................................ $ 2,087,048
(a)
$ 1,197,811
(a)
$ 1,098,738
(a)
Investment in affiliated Funds--at value ........................................................... 82,817 22,194 26,059
Cash ............................................................................................... – – 2
Deposits with counterparty ........................................................................ 319 1,664 319
Receivables:
Dividends and interest ....................................................................... 467 494 776
Expense reimbursement from Manager ..................................................... 70 4 54
Expense reimbursement from Distributor ................................................... 1 2 –
Fund shares sold ............................................................................. 420 257 378
Investment securities sold ................................................................... 2,310 – 144
Total Assets   2,173,452 1,222,426 1,126,470
Liabilities
Accrued management and investment advisory fees .............................................. 1,569 158 911
Accrued administrative service fees .............................................................. 2 7 1
Accrued distribution fees .......................................................................... 14 42 5
Accrued service fees .............................................................................. 11 41 3
Accrued transfer agent fees ....................................................................... 70 63 110
Accrued directors' expenses ....................................................................... 1 1 –
Accrued professional fees ......................................................................... 23 22 24
Accrued other expenses ........................................................................... 91 28 56
Cash overdraft ..................................................................................... 3 – –
Payables:
Fund shares redeemed ....................................................................... 5,293 1,655 935
Investment securities purchased ............................................................ 2,192 – 733
Variation margin on futures ................................................................. 80 422 81
Collateral obligation on securities loaned, at value ............................................... 39,551 2,912 4,931
Total Liabilities
48,900 5,351 7,790
Net Assets Applicable to Outstanding Shares ..................................................
$ 2,124,552 $ 1,217,075 $ 1,118,680
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 1,637,216 $ 863,769 $ 937,162
Total distributable earnings (accumulated loss) ...................................................
487,336 353,306 181,518
Total Net Assets
$ 2,124,552 $ 1,217,075 $ 1,118,680
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 870,000 425,000 700,000
Net Asset Value Per Share:
Class J : Net Assets ................................................................................ $ 69,270 $ 183,530 $ 23,814
Shares Issued and Outstanding .............................................................. 7,456 7,279 1,975
Net Asset Value per share ...................................................................
$ 9 .29
(b)
$ 25 .21
(b)
$ 12 .06
(b)
Institutional : Net Assets ........................................................................... $ 114,047 $ 222,349 $ 171,914
Shares Issued and Outstanding .............................................................. 7,243 8,084 13,627
Net Asset Value per share ...................................................................
$ 15 .75 $ 27 .51 $ 12 .62
R-1 : Net Assets .................................................................................... $ 1,489 $ 5,516 $ 618
Shares Issued and Outstanding .............................................................. 140 206 58
Net Asset Value per share ...................................................................
$ 10 .61 $ 26 .76 $ 10 .62
R-3 : Net Assets .................................................................................... $ 15,205 $ 66,441 $ 5,036
Shares Issued and Outstanding .............................................................. 1,321 2,352 429
Net Asset Value per share ...................................................................
$ 11 .51 $ 28 .25 $ 11 .75
R-4 : Net Assets .................................................................................... $ 8,566 $ 26,473 $ 3,599
Shares Issued and Outstanding .............................................................. 662 921 299
Net Asset Value per share ...................................................................
$ 12 .95 $ 28 .76 $ 12 .05
R-5 : Net Assets .................................................................................... $ 23,968 $ 88,918 $ 6,507
Shares Issued and Outstanding .............................................................. 1,705 3,067 530
Net Asset Value per share ...................................................................
$ 14 .06 $ 28 .99 $ 12 .28
R-6 : Net Assets .................................................................................... $ 1,892,007 $ 623,848 $ 907,192
Shares Issued and Outstanding .............................................................. 119,654 22,691 71,926
Net Asset Value per share ...................................................................
$ 15 .81 $ 27 .49 $ 12 .61
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts Tax-Exempt Bond Fund
Investment in securities--at cost ............................................................................................................................
$ 588,327
Assets
Investment in securities--at value  ............................................................................................................................ $ 584,551
Cash ........................................................................................................................................................... 411
Receivables:
Dividends and interest ................................................................................................................................... 8,780
Expense reimbursement from Manager ................................................................................................................. 19
Fund shares sold ......................................................................................................................................... 2,141
Investment securities sold ............................................................................................................................... 816
Other assets .................................................................................................................................................... 9
Total Assets   596,727
Liabilities
Accrued management and investment advisory fees .......................................................................................................... 192
Accrued distribution fees ...................................................................................................................................... 68
Accrued transfer agent fees ................................................................................................................................... 91
Accrued professional fees ..................................................................................................................................... 44
Accrued other expenses ....................................................................................................................................... 22
Payables:
Dividends payable ....................................................................................................................................... 1,774
Fund shares redeemed ................................................................................................................................... 614
Interest expense and fees payable ....................................................................................................................... 257
Investment securities purchased ........................................................................................................................ 1,735
Floating rate notes issued .....................................................................................................................................
24,507
Total Liabilities
29,304
Net Assets Applicable to Outstanding Shares ..............................................................................................................
$ 567,423
Net Assets Consist of:
Capital shares and additional paid-in-capital ................................................................................................................. $ 638,849
Total distributable earnings (accumulated loss) ...............................................................................................................
(71,426)
Total Net Assets
$ 567,423
Capital Stock (par value: $.01 per share):
Shares authorized .............................................................................................................................................. 450,000
Net Asset Value Per Share:
Class A : Net Assets ............................................................................................................................................ $ 257,775
Shares Issued and Outstanding .......................................................................................................................... 38,393
Net Asset Value per share ............................................................................................................................... $ 6 .71
(a)
Maximum Offering Price ................................................................................................................................
$ 6 .97
Class C : Net Assets ............................................................................................................................................ $ 14,303
Shares Issued and Outstanding .......................................................................................................................... 2,122
Net Asset Value per share ...............................................................................................................................
$ 6 .74
(a)
Institutional : Net Assets ....................................................................................................................................... $ 295,345
Shares Issued and Outstanding .......................................................................................................................... 43,927
Net Asset Value per share ...............................................................................................................................
$ 6 .72
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2024

See accompanying notes.
Amounts in thousands
California Municipal
Fund
Core Fixed Income
Fund
Core Plus Bond
Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ – $ 5,757 $ 648
Dividends ............................................................................................... 1 – 222
Withholding tax ........................................................................................ – – (3)
Interest .................................................................................................. 23,675 382,558 25,548
Securities lending - net .................................................................................
– 142 54
Total Income 23,676 388,457 26,469
Expenses:
Management and investment advisory fees ............................................................ 2,416 35,635 2,448
Distribution f ees - Class A ............................................................................. 791 520 167
Distribution f ees - Class C ............................................................................. 206 N/A N/A
Distribution f ees - Class J .............................................................................. N/A 125 146
Distribution f ees - R-1 ................................................................................. N/A 22 12
Distribution f ees - R-3 ................................................................................. N/A 24 38
Distribution f ees - R-4 ................................................................................. N/A 4 4
Administrative service fees - R-1 ...................................................................... N/A 17 9
Administrative service fees - R-3 ...................................................................... N/A 7 11
Administrative service fees - R-4 ...................................................................... N/A 1 1
Administrative service fees - R-5 ...................................................................... N/A 2 4
Registration fees - Class A ............................................................................. 21 23 18
Registration fees - Class C ............................................................................. 19 N/A N/A
Registration fees - Class J .............................................................................. N/A 16 15
Registration fees - Institutional ........................................................................ 16 34 28
Registration fees - R-6 ................................................................................. N/A 30 N/A
Service fees - R-1 ...................................................................................... N/A 16 8
Service fees - R-3 ...................................................................................... N/A 24 38
Service fees - R-4 ...................................................................................... N/A 9 9
Service fees - R-5 ...................................................................................... N/A 46 98
Shareholder reports - Class A .......................................................................... 4 17 10
Shareholder reports - Class C .......................................................................... 1 N/A N/A
Shareholder reports - Class J ........................................................................... N/A 2 11
Shareholder reports - Institutional ..................................................................... 5 62 24
Shareholder reports - R-6 .............................................................................. N/A 23 N/A
Transfer agent fees - Class A ........................................................................... 120 211 123
Transfer agent fees - Class C ........................................................................... 7 N/A N/A
Transfer agent fees - Class J ........................................................................... N/A 42 184
Transfer agent fees - Institutional ...................................................................... 202 756 428
Transfer agent fees - R-6 ............................................................................... N/A 135 N/A
Chief compliance officer expenses ..................................................................... – 6 –
Custodian fees .......................................................................................... 1 69 13
Directors' expenses ..................................................................................... 17 221 16
Interest expense and fees ............................................................................... 949 – –
Professional fees ....................................................................................... 47 52 56
Technology fees ........................................................................................ 1 1 1
Other expenses ......................................................................................... 16 115 11
Total Gross Expenses 4,839 38,267 3,931
Less: Reimbursement from Manager - Class A ........................................................ – – 73
Less: Reimbursement from Manager - Institutional ................................................... 83 138 271
Less: Reimbursement from Distributor - Class J ...................................................... N/A 14 16
Total Net Expenses 4,756 38,115 3,571
Net Investment Income (Loss) 18,920 350,342 22,898
Net Realized and Unrealized Gain (Loss) on investments, futures and swap agreements
Net realized gain (loss) from:
Investment transactions ................................................................................ (4,887) (22,422) (14,777)
Futures contracts ....................................................................................... – – 4,065
Swap agreements ....................................................................................... – – (2,081)
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 38,775 753,163 51,423
Futures contracts ....................................................................................... – (6,172) (2,838)
Swap agreements ....................................................................................... – – (227)
Net Realized and Unrealized Gain (Loss) on investments, futures and swap agreements 33,888 724,569 35,565
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 52,808 $ 1,074,911 $ 58,463

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2024

See accompanying notes.
Amounts in thousands
Diversified Income
Fund
Diversified
International Fund Equity Income Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 3,395 $ 3,552 $ 8,162
Dividends ............................................................................................... 16,653 144,499 217,883
Withholding tax ........................................................................................ (204) (9,053) (3,933)
Interest .................................................................................................. 171,298 114 99
Securities lending - net .................................................................................
440 119 481
IRS closing agreement fees related to foreign tax reclaims ............................................
– 2,067 –
Total Income 191,582 141,298 222,692
Expenses:
Management and investment advisory fees ............................................................ 17,604 40,406 44,128
Distribution f ees - Class A ............................................................................. 2,547 562 3,096
Distribution f ees - Class C ............................................................................. 1,533 N/A 773
Distribution f ees - Class J .............................................................................. N/A 230 124
Distribution f ees - R-1 ................................................................................. N/A 7 4
Distribution f ees - R-3 ................................................................................. N/A 27 72
Distribution f ees - R-4 ................................................................................. N/A 6 27
Administrative service fees - R-1 ...................................................................... N/A 6 3
Administrative service fees - R-3 ...................................................................... N/A 8 20
Administrative service fees - R-4 ...................................................................... N/A 2 8
Administrative service fees - R-5 ...................................................................... N/A 2 13
Registration fees - Class A ............................................................................. 25 16 23
Registration fees - Class C ............................................................................. 18 N/A 18
Registration fees - Class J .............................................................................. N/A 16 15
Registration fees - Institutional ........................................................................ 33 19 41
Registration fees - R-6 ................................................................................. 19 20 N/A
Service fees - R-1 ...................................................................................... N/A 5 3
Service fees - R-3 ...................................................................................... N/A 27 72
Service fees - R-4 ...................................................................................... N/A 15 66
Service fees - R-5 ...................................................................................... N/A 49 336
Shareholder reports - Class A .......................................................................... 121 36 78
Shareholder reports - Class C .......................................................................... 25 N/A 5
Shareholder reports - Class J ........................................................................... N/A 13 2
Shareholder reports - Institutional ..................................................................... 173 62 79
Shareholder reports - R-6 .............................................................................. 17 23 N/A
Transfer agent fees - Class A ........................................................................... 878 351 1,089
Transfer agent fees - Class C ........................................................................... 109 N/A 60
Transfer agent fees - Class J ........................................................................... N/A 213 59
Transfer agent fees - Institutional ...................................................................... 1,238 298 2,057
Transfer agent fees - R-6 ............................................................................... 10 120 N/A
Chief compliance officer expenses ..................................................................... 2 3 5
Custodian fees .......................................................................................... 110 417 189
Directors' expenses ..................................................................................... 60 117 187
Professional fees ....................................................................................... 62 169 71
Technology fees ........................................................................................ 1 1 1
Other expenses ......................................................................................... 194 477 100
Total Gross Expenses 24,779 43,723 52,824
Less: Reimbursement from Manager - Institutional ................................................... 1,223 67 1,335
Less: Reimbursement from Manager - R-6 ............................................................ 35 – N/A
Less: Reimbursement from Distributor - Class J ...................................................... N/A 25 13
Total Net Expenses 23,521 43,631 51,476
Net Investment Income (Loss) 168,061 97,667 171,216

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2024

See accompanying notes.
Amounts in thousands
Diversified Income
Fund
Diversified
International Fund Equity Income Fund
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements
Net realized gain (loss) from:
Investment transactions  ( net of foreign taxes of  $ 0 , $ (4,703) and $ 0 , respectively) .................. (77,917) 285,357 820,435
Foreign currency contracts ............................................................................. (1,654) – –
Foreign currency transactions .......................................................................... 635 (2,024) –
Futures contracts ....................................................................................... 83 – –
Options and swaptions ................................................................................. 29 – –
Capital gain distributions received from other investment companies ................................ 2 – –
Short sales .............................................................................................. (183) – –
Swap agreements ....................................................................................... (219) – –
Net change in unrealized appreciation/(depreciation) of:
Investments  (net of foreign taxes of $ 0 , $ 2,149 and $ 0 , respectively) ................................. 245,678 618,254 1,496,312
Foreign currency contracts ............................................................................. 251 – –
Futures contracts ....................................................................................... (1,006) – –
Options and swaptions ................................................................................. 29 – –
Short sales .............................................................................................. 188 – –
Swap agreements ....................................................................................... 339 – –
Translation of assets and liabilities in foreign currencies .............................................. 75 (9) –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements 166,330 901,578 2,316,747
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 334,391 $ 999,245 $ 2,487,963

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2024

See accompanying notes.
Amounts in thousands
Finisterre Emerging
Markets Total
Return Bond Fund
Global Emerging
Markets Fund
Global Real Estate
Securities Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 2,028 $ 625 $ 569
Dividends ............................................................................................... – 8,225 64,079
Withholding tax ........................................................................................ (391) (802) (3,139)
Interest .................................................................................................. 48,078 9 3
Securities lending - net .................................................................................
12 3 14
Total Income 49,727 8,060 61,526
Expenses:
Management and investment advisory fees ............................................................ 4,127 4,058 16,380
Distribution f ees - Class A ............................................................................. N/A 171 145
Distribution f ees - Class J .............................................................................. N/A 108 N/A
Distribution f ees - R-1 ................................................................................. N/A 4 N/A
Distribution f ees - R-3 ................................................................................. N/A 11 2
Distribution f ees - R-4 ................................................................................. N/A 2 1
Administrative service fees - R-1 ...................................................................... N/A 4 N/A
Administrative service fees - R-3 ...................................................................... N/A 3 1
Administrative service fees - R-4 ...................................................................... N/A 1 –
Administrative service fees - R-5 ...................................................................... N/A – 1
Registration fees - Class A ............................................................................. N/A 14 17
Registration fees - Class J .............................................................................. N/A 14 N/A
Registration fees - Institutional ........................................................................ 40 18 27
Registration fees - R-6 ................................................................................. N/A 15 16
Service fees - R-1 ...................................................................................... N/A 3 N/A
Service fees - R-3 ...................................................................................... N/A 11 2
Service fees - R-4 ...................................................................................... N/A 5 2
Service fees - R-5 ...................................................................................... N/A 9 20
Shareholder reports - Class A .......................................................................... N/A 10 8
Shareholder reports - Class J ........................................................................... N/A 6 N/A
Shareholder reports - Institutional ..................................................................... 60 11 108
Shareholder reports - R-6 .............................................................................. N/A 22 23
Transfer agent fees - Class A ........................................................................... N/A 149 84
Transfer agent fees - Class J ........................................................................... N/A 155 N/A
Transfer agent fees - Institutional ...................................................................... 311 59 1,210
Transfer agent fees - R-6 ............................................................................... N/A 106 55
Chief compliance officer expenses ..................................................................... – – 1
Custodian fees .......................................................................................... 119 109 50
Directors' expenses ..................................................................................... 14 11 41
Professional fees ....................................................................................... 53 63 44
Technology fees ........................................................................................ 1 1 1
Other expenses ......................................................................................... 8 19 139
Total Gross Expenses 4,733 5,172 18,378
Less: Reimbursement from Manager - Class A ........................................................ N/A 71 –
Less: Reimbursement from Manager - Class J ......................................................... N/A 91 N/A
Less: Reimbursement from Manager - Institutional ................................................... 46 71 714
Less: Reimbursement from Manager - R-6 ............................................................ N/A 92 –
Less: Reimbursement from Distributor - Class J ...................................................... N/A 12 N/A
Total Net Expenses 4,687 4,835 17,664
Net Investment Income (Loss) 45,040 3,225 43,862
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements
Net realized gain (loss) from:
Investment transactions  ( net of foreign taxes of  $ 0 , $ (939) and $ 0 , respectively) .................... 20,335 2,449 36,493
Foreign currency contracts ............................................................................. (4,501) – –
Foreign currency transactions .......................................................................... 796 (1,546) (34)
Futures contracts ....................................................................................... 4,898 – –
Swap agreements ....................................................................................... (1,253) – –
Net change in unrealized appreciation/(depreciation) of:
Investments  (net of foreign taxes of $ 0 , $ 917 and $ 0 , respectively) ................................... 13,491 (2,136) 384,883
Foreign currency contracts ............................................................................. 899 – –
Futures contracts ....................................................................................... (450) – –
Swap agreements ....................................................................................... (580) – –
Translation of assets and liabilities in foreign currencies .............................................. (103) (55) 35
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements 33,532 (1,288) 421,377
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 78,572 $ 1,937 $ 465,239

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2024

See accompanying notes.
Amounts in thousands
Government & High
Quality Bond Fund
Government Money
Market Fund High Income Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 559 $ – $ 4,641
Dividends ............................................................................................... 13 11,033 142
Interest .................................................................................................. 22,999 157,344 238,963
Securities lending - net .................................................................................
3 – 1,429
Total Income 23,574 168,377 245,175
Expenses:
Management and investment advisory fees ............................................................ 3,247 4,755 19,721
Distribution f ees - Class A ............................................................................. 222 N/A N/A
Distribution f ees - Class J .............................................................................. 104 N/A N/A
Distribution f ees - R-1 ................................................................................. 2 N/A N/A
Distribution f ees - R-3 ................................................................................. 8 N/A N/A
Distribution f ees - R-4 ................................................................................. 2 N/A N/A
Administrative service fees - R-1 ...................................................................... 1 N/A N/A
Administrative service fees - R-3 ...................................................................... 2 N/A N/A
Administrative service fees - R-4 ...................................................................... 1 N/A N/A
Administrative service fees - R-5 ...................................................................... 1 N/A N/A
Registration fees - Class A ............................................................................. 21 N/A N/A
Registration fees - Class J .............................................................................. 14 N/A N/A
Registration fees - Institutional ........................................................................ 23 3 26
Registration fees - R-6 ................................................................................. N/A 28 N/A
Service fees - R-1 ...................................................................................... 1 N/A N/A
Service fees - R-3 ...................................................................................... 8 N/A N/A
Service fees - R-4 ...................................................................................... 4 N/A N/A
Service fees - R-5 ...................................................................................... 17 N/A N/A
Shareholder reports - Class A .......................................................................... 14 N/A N/A
Shareholder reports - Class J ........................................................................... 5 N/A N/A
Shareholder reports - Institutional ..................................................................... 25 – 1
Shareholder reports - R-6 .............................................................................. N/A 1 N/A
Transfer agent fees - Class A ........................................................................... 196 N/A N/A
Transfer agent fees - Class J ........................................................................... 119 N/A N/A
Transfer agent fees - Institutional ...................................................................... 288 137 58
Transfer agent fees - R-6 ............................................................................... N/A 13 N/A
Chief compliance officer expenses ..................................................................... – 2 2
Custodian fees .......................................................................................... 13 60 30
Directors' expenses ..................................................................................... 18 64 72
Professional fees ....................................................................................... 51 36 57
Technology fees ........................................................................................ 1 1 1
Other expenses ......................................................................................... 9 31 57
Total Gross Expenses 4,417 5,131 20,025
Less: Reimbursement from Manager .................................................................. – 286 486
Less: Reimbursement from Manager - Institutional ................................................... 199 22 –
Less: Reimbursement from Manager - R-3 ............................................................ 3 N/A N/A
Less: Reimbursement from Manager - R-4 ............................................................ 2 N/A N/A
Less: Reimbursement from Manager - R-5 ............................................................ 6 N/A N/A
Less: Reimbursement from Manager - R-6 ............................................................ N/A 220 N/A
Less: Reimbursement from Distributor - Class J ...................................................... 11 N/A N/A
Total Net Expenses 4,196 4,603 19,539
Net Investment Income (Loss) 19,378 163,774 225,636
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements
Net realized gain (loss) from:
Investment transactions ................................................................................ (11,774) – (47,590)
Foreign currency contracts ............................................................................. – – (161)
Foreign currency transactions .......................................................................... – – 4
Futures contracts ....................................................................................... (515) – 1,168
Swap agreements ....................................................................................... – – 1,193
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 57,325 – 301,828
Foreign currency contracts ............................................................................. – – (84)
Futures contracts ....................................................................................... 3,223 – (175)
Swap agreements ....................................................................................... – – (35)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements 48,259 – 256,148
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 67,637 $ 163,774 $ 481,784

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2024

See accompanying notes.
Amounts in thousands High Yield Fund
Inflation Protection
Fund
International Equity
Fund
(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 4,361 $ 394 $ 113
Dividends ............................................................................................... 274 – 9,037
Withholding tax ........................................................................................ – – (747)
Interest .................................................................................................. 197,596 69,913 7
Securities lending - net .................................................................................
437 11 16
IRS closing agreement fees related to foreign tax reclaims ............................................
– – 20
Total Income 202,668 70,318 8,446
Expenses:
Management and investment advisory fees ............................................................ 14,568 6,496 1,879
Distribution fees - Class A ............................................................................. 1,050 N/A N/A
Distribution fees - Class C ............................................................................. 279 N/A N/A
Distribution fees - Class J .............................................................................. N/A 19 N/A
Distribution fees - R-1 ................................................................................. N/A 2 5
Distribution fees - R-3 ................................................................................. N/A 12 3
Distribution fees - R-4 ................................................................................. N/A 2 –
Administrative service fees - R-1 ...................................................................... N/A 2 4
Administrative service fees - R-3 ...................................................................... N/A 3 1
Registration fees - Class A ............................................................................. 35 N/A N/A
Registration fees - Class C ............................................................................. 19 N/A N/A
Registration fees - Class J .............................................................................. N/A 15 N/A
Registration fees - Institutional ........................................................................ 33 18 16
Registration fees - R-6 ................................................................................. 20 N/A 16
Service fees - R-1 ...................................................................................... N/A 2 3
Service fees - R-3 ...................................................................................... N/A 12 3
Service fees - R-4 ...................................................................................... N/A 4 1
Service fees - R-5 ...................................................................................... N/A 5 6
Shareholder reports - Class A .......................................................................... 41 N/A N/A
Shareholder reports - Class C .......................................................................... 3 N/A N/A
Shareholder reports - Institutional ..................................................................... 105 35 8
Shareholder reports - R-6 .............................................................................. 20 N/A 21
Transfer agent fees - Class A ........................................................................... 507 N/A N/A
Transfer agent fees - Class C ........................................................................... 23 N/A N/A
Transfer agent fees - Class J ........................................................................... N/A 10 N/A
Transfer agent fees - Institutional ...................................................................... 1,365 68 72
Transfer agent fees - R-6 ............................................................................... 59 N/A 57
Chief compliance officer expenses ..................................................................... 2 1 –
Custodian fees .......................................................................................... 19 30 48
Directors' expenses ..................................................................................... 61 38 9
Professional fees ....................................................................................... 56 52 73
Technology fees ........................................................................................ 1 1 1
Other expenses ......................................................................................... 44 22 57
Total Gross Expenses 18,310 6,849 2,283
Less: Reimbursement from Manager - Institutional ................................................... 279 – 31
Less: Reimbursement from Manager - R-6 ............................................................ – N/A 101
Less: Reimbursement from Distributor - Class J ...................................................... N/A 2 N/A
Total Net Expenses 18,031 6,847 2,151
Net Investment Income (Loss) 184,637 63,471 6,295

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2024

See accompanying notes.
Amounts in thousands High Yield Fund
Inflation Protection
Fund
International Equity
Fund
(a)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements
Net realized gain (loss) from:
Investment transactions (net of foreign taxes of  $0, $0 and $(561), respectively) .................... (28,846) (52,589) 58,919
Foreign currency contracts ............................................................................. 256 (807) –
Foreign currency transactions .......................................................................... (258) 104 (457)
Futures contracts ....................................................................................... – 766 –
Options and swaptions ................................................................................. – 2,048 –
Short sales .............................................................................................. – 144 –
Swap agreements ....................................................................................... – (1,615) –
Net change in unrealized appreciation/(depreciation) of:
Investments  (net of foreign taxes of $0, $0 and $51, respectively) .................................... 203,468 119,584 2,741
Foreign currency contracts ............................................................................. (39) 1,573 –
Futures contracts ....................................................................................... – 8 –
Options and swaptions ................................................................................. – (331) –
Swap agreements ....................................................................................... – (751) –
Translation of assets and liabilities in foreign currencies .............................................. 263 (26) (19)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements 174,844 68,108 61,184
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 359,481 $ 131,579 $ 67,479
(a)
Effective July 31, 2024, International Fund I changed its name to International Equity Fund.

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2024

See accompanying notes.
Amounts in thousands
LargeCap Growth
Fund I
LargeCap S&P 500
Index Fund
LargeCap Value
Fund III
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 11,099 $ 8,914 $ 4,035
Dividends ............................................................................................... 58,834 106,805 72,238
Withholding tax ........................................................................................ (308) (27) (587)
Interest .................................................................................................. 190 481 91
Securities lending - net .................................................................................
512 1 251
Total Income 70,327 116,174 76,028
Expenses:
Management and investment advisory fees ............................................................ 63,220 7,300 25,161
Distribution f ees - Class A ............................................................................. 1,284 1,122 N/A
Distribution f ees - Class J .............................................................................. 599 1,689 128
Distribution f ees - R-1 ................................................................................. 38 51 13
Distribution f ees - R-3 ................................................................................. 186 402 17
Distribution f ees - R-4 ................................................................................. 49 129 1
Administrative service fees - R-1 ...................................................................... 30 41 11
Administrative service fees - R-3 ...................................................................... 52 113 5
Administrative service fees - R-4 ...................................................................... 15 39 –
Administrative service fees - R-5 ...................................................................... 15 28 1
Registration fees - Class A ............................................................................. 17 28 N/A
Registration fees - Class J .............................................................................. 33 34 14
Registration fees - Institutional ........................................................................ 20 53 23
Registration fees - R-6 ................................................................................. 22 N/A N/A
Service fees - R-1 ...................................................................................... 27 36 10
Service fees - R-3 ...................................................................................... 186 402 17
Service fees - R-4 ...................................................................................... 122 322 3
Service fees - R-5 ...................................................................................... 368 705 15
Shareholder reports - Class A .......................................................................... 38 38 N/A
Shareholder reports - Class J ........................................................................... 5 16 3
Shareholder reports - Institutional ..................................................................... 22 38 24
Shareholder reports - R-6 .............................................................................. 5 N/A N/A
Transfer agent fees - Class A ........................................................................... 454 535 N/A
Transfer agent fees - Class J ........................................................................... 150 317 68
Transfer agent fees - Institutional ...................................................................... 998 462 330
Transfer agent fees - R-6 ............................................................................... 27 N/A N/A
Chief compliance officer expenses ..................................................................... 6 4 2
Custodian fees .......................................................................................... 80 47 31
Directors' expenses ..................................................................................... 226 159 72
Professional fees ....................................................................................... 59 32 27
Technology fees ........................................................................................ 1 1 1
Other expenses ......................................................................................... 129 153 83
Total Gross Expenses 68,483 14,296 26,060
Less: Reimbursement from Manager .................................................................. 1,689 – 2,209
Less: Reimbursement from Distributor - Class J ...................................................... 65 184 14
Total Net Expenses 66,729 14,112 23,837
Net Investment Income (Loss) 3,598 102,062 52,191
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ................................................................................ 2,985,213 104,401 246,337
Futures contracts ....................................................................................... 14,078 36,115 3,028
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 589,837 2,056,836 500,519
Futures contracts ....................................................................................... (468) 8,601 (140)
Net Realized and Unrealized Gain (Loss) on investments and futures 3,588,660 2,205,953 749,744
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 3,592,258 $ 2,308,015 $ 801,935

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2024

See accompanying notes.
Amounts in thousands MidCap Fund
MidCap Growth
Fund
MidCap Growth
Fund III
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 1,273 $ 279 $ 1,127
Dividends ............................................................................................... 263,826 997 6,448
Withholding tax ........................................................................................ (5,528) – (34)
Interest .................................................................................................. 21 4 26
Securities lending - net .................................................................................
72 – 10
Total Income 259,664 1,280 7,577
Expenses:
Management and investment advisory fees ............................................................ 136,570 1,399 8,398
Distribution f ees - Class A ............................................................................. 4,640 N/A N/A
Distribution f ees - Class C ............................................................................. 343 N/A N/A
Distribution f ees - Class J .............................................................................. 542 118 64
Distribution f ees - R-1 ................................................................................. 355 3 4
Distribution f ees - R-3 ................................................................................. 124 44 8
Distribution f ees - R-4 ................................................................................. 55 5 2
Administrative service fees - R-1 ...................................................................... 284 3 3
Administrative service fees - R-3 ...................................................................... 35 12 2
Administrative service fees - R-4 ...................................................................... 17 1 1
Administrative service fees - R-5 ...................................................................... 27 – –
Registration fees - Class A ............................................................................. 35 N/A N/A
Registration fees - Class C ............................................................................. 18 N/A N/A
Registration fees - Class J .............................................................................. 18 15 15
Registration fees - Institutional ........................................................................ 318 15 13
Registration fees - R-6 ................................................................................. 164 N/A N/A
Service fees - R-1 ...................................................................................... 254 2 3
Service fees - R-3 ...................................................................................... 124 44 8
Service fees - R-4 ...................................................................................... 138 12 5
Service fees - R-5 ...................................................................................... 668 12 8
Shareholder reports - Class A .......................................................................... 89 N/A N/A
Shareholder reports - Class C .......................................................................... 3 N/A N/A
Shareholder reports - Class J ........................................................................... 6 2 1
Shareholder reports - Institutional ..................................................................... 657 7 –
Shareholder reports - R-6 .............................................................................. 890 N/A N/A
Transfer agent fees - Class A ........................................................................... 1,506 N/A N/A
Transfer agent fees - Class C ........................................................................... 29 N/A N/A
Transfer agent fees - Class J ........................................................................... 156 41 30
Transfer agent fees - Institutional ...................................................................... 10,439 95 10
Transfer agent fees - R-6 ............................................................................... 344 N/A N/A
Chief compliance officer expenses ..................................................................... 14 – 1
Custodian fees .......................................................................................... 177 3 16
Directors' expenses ..................................................................................... 498 7 25
Professional fees ....................................................................................... 47 26 26
Technology fees ........................................................................................ 1 1 1
Other expenses ......................................................................................... 301 6 19
Total Gross Expenses 159,886 1,873 8,663
Less: Reimbursement from Manager .................................................................. – – 209
Less: Reimbursement from Manager - Institutional ................................................... – 29 –
Less: Reimbursement from Distributor - Class J ...................................................... 59 13 7
Total Net Expenses 159,827 1,831 8,447
Net Investment Income (Loss) 99,837 (551) (870)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures
Net realized gain (loss) from:
Investment transactions ................................................................................ 904,179 13,456 232,747
Investment transactions in affiliated securities ......................................................... (434) – –
Foreign currency transactions .......................................................................... (3) – –
Futures contracts ....................................................................................... – – 1,276
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 6,548,184 43,226 7,728
Investment in affiliated securities ...................................................................... 80,885 – –
Futures contracts ....................................................................................... – – 69
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures 7,532,811 56,682 241,820
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 7,632,648 $ 56,131 $ 240,950

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2024

See accompanying notes.
Amounts in thousands
MidCap S&P 400
Index Fund
MidCap Value
Fund I Money Market Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 1,446 $ 3,795 $ –
Dividends ............................................................................................... 20,755 64,413 1,973
Withholding tax ........................................................................................ (4) (84) –
Interest .................................................................................................. 94 83 53,302
Securities lending - net .................................................................................
47 86 –
Total Income 22,338 68,293 55,275
Expenses:
Management and investment advisory fees ............................................................ 2,086 22,904 4,018
Distribution f ees - Class A ............................................................................. N/A 115 –
Distribution f ees - Class J .............................................................................. 221 276 1,016
Distribution f ees - R-1 ................................................................................. 21 8 N/A
Distribution f ees - R-3 ................................................................................. 166 28 N/A
Distribution f ees - R-4 ................................................................................. 43 8 N/A
Administrative service fees - R-1 ...................................................................... 17 6 N/A
Administrative service fees - R-3 ...................................................................... 47 8 N/A
Administrative service fees - R-4 ...................................................................... 13 3 N/A
Administrative service fees - R-5 ...................................................................... 9 3 N/A
Registration fees - Class A ............................................................................. N/A 15 37
Registration fees - Class J .............................................................................. 15 15 33
Registration fees - Institutional ........................................................................ 20 41 N/A
Registration fees - R-6 ................................................................................. 25 18 N/A
Service fees - R-1 ...................................................................................... 15 6 N/A
Service fees - R-3 ...................................................................................... 166 28 N/A
Service fees - R-4 ...................................................................................... 108 20 N/A
Service fees - R-5 ...................................................................................... 220 74 N/A
Shareholder reports - Class A .......................................................................... N/A 4 36
Shareholder reports - Class J ........................................................................... 3 6 40
Shareholder reports - Institutional ..................................................................... 30 153 N/A
Shareholder reports - R-6 .............................................................................. 3 23 N/A
Transfer agent fees - Class A ........................................................................... N/A 64 147
Transfer agent fees - Class J ........................................................................... 84 139 110
Transfer agent fees - Institutional ...................................................................... 136 1,101 N/A
Transfer agent fees - R-6 ............................................................................... 9 112 N/A
Chief compliance officer expenses ..................................................................... 1 2 1
Custodian fees .......................................................................................... 21 44 38
Directors' expenses ..................................................................................... 32 80 24
Professional fees ....................................................................................... 26 33 33
Technology fees ........................................................................................ 1 1 1
Other expenses ......................................................................................... 35 46 12
Total Gross Expenses 3,573 25,384 5,546
Less: Reimbursement from Manager .................................................................. – 720 –
Less: Reimbursement from Manager - Institutional ................................................... – 469 N/A
Less: Reimbursement from Distributor - Class J ...................................................... 24 30 1,016
Total Net Expenses 3,549 24,165 4,530
Net Investment Income (Loss) 18,789 44,128 50,745
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ................................................................................ 166,261 505,189 –
Futures contracts ....................................................................................... 4,056 2,700 –
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 192,694 375,630 –
Futures contracts ....................................................................................... 1,588 192 –
Net Realized and Unrealized Gain (Loss) on investments and futures 364,599 883,711 –
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 383,388 $ 927,839 $ 50,745

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2024

See accompanying notes.
Amounts in thousands Overseas Fund
Principal Capital
Appreciation Fund
Principal LifeTime
2015 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 2,197 $ 2,386 $ 7,801
Dividends ............................................................................................... 83,485 55,793 –
Withholding tax ........................................................................................ (6,190) (332) –
Interest .................................................................................................. 36 11 –
Securities lending - net .................................................................................
223 8 –
IRS closing agreement fees related to foreign tax reclaims ............................................
798 – –
Total Income 80,549 57,866 7,801
Expenses:
Management and investment advisory fees ............................................................ 18,900 18,150 N/A
Distribution f ees - Class A ............................................................................. N/A 3,282 N/A
Distribution f ees - R-1 ................................................................................. N/A 5 5
Distribution f ees - R-3 ................................................................................. 2 84 40
Distribution f ees - R-4 ................................................................................. 1 12 8
Administrative service fees - R-1 ...................................................................... N/A 4 4
Administrative service fees - R-3 ...................................................................... – 23 11
Administrative service fees - R-4 ...................................................................... – 4 3
Administrative service fees - R-5 ...................................................................... N/A 4 2
Registration fees - Class A ............................................................................. N/A 29 N/A
Registration fees - Institutional ........................................................................ 32 41 15
Service fees - R-1 ...................................................................................... N/A 3 4
Service fees - R-3 ...................................................................................... 2 84 40
Service fees - R-4 ...................................................................................... 3 29 20
Service fees - R-5 ...................................................................................... N/A 92 40
Shareholder reports - Class A .......................................................................... N/A 53 N/A
Shareholder reports - Institutional ..................................................................... 35 70 1
Transfer agent fees - Class A ........................................................................... N/A 768 N/A
Transfer agent fees - Institutional ...................................................................... 316 715 6
Chief compliance officer expenses ..................................................................... 1 3 –
Custodian fees .......................................................................................... 203 36 –
Directors' expenses ..................................................................................... 48 94 8
Professional fees ....................................................................................... 120 30 20
Technology fees ........................................................................................ 1 1 1
Other expenses ......................................................................................... 179 45 3
Total Gross Expenses 19,843 23,661 231
Less: Reimbursement from Manager .................................................................. 432 – –
Total Net Expenses 19,411 23,661 231
Net Investment Income (Loss) 61,138 34,205 7,570
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures
Net realized gain (loss) from:
Investment transactions ................................................................................ 243,136 316,143 –
Investment transactions in affiliated Funds ............................................................ – – 8,019
Foreign currency transactions .......................................................................... (408) 5 –
Futures contracts ....................................................................................... 1,704 – –
Capital gain distributions received from affiliated Funds .............................................. – – 1,714
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 105,355 1,015,431 –
Investments in affiliated Funds ......................................................................... – – 21,833
Futures contracts ....................................................................................... 388 – –
Translation of assets and liabilities in foreign currencies .............................................. 29 – –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures 350,204 1,331,579 31,566
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 411,342 $ 1,365,784 $ 39,136

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2024

See accompanying notes.
Amounts in thousands
Principal LifeTime
2020 Fund
Principal LifeTime
2025 Fund
Principal LifeTime
2030 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 72,314 $ 44,333 $ 138,301
Total Income 72,314 44,333 138,301
Expenses:
Distribution f ees - Class A ............................................................................. 217 N/A 345
Distribution f ees - Class J .............................................................................. 1,022 N/A 1,695
Distribution f ees - R-1 ................................................................................. 42 23 65
Distribution f ees - R-3 ................................................................................. 160 232 335
Distribution f ees - R-4 ................................................................................. 24 33 51
Administrative service fees - R-1 ...................................................................... 34 19 52
Administrative service fees - R-3 ...................................................................... 45 65 94
Administrative service fees - R-4 ...................................................................... 7 10 15
Administrative service fees - R-5 ...................................................................... 8 8 17
Registration fees - Class A ............................................................................. 14 N/A 17
Registration fees - Class J .............................................................................. 16 N/A 21
Registration fees - Institutional ........................................................................ 17 18 23
Service fees - R-1 ...................................................................................... 30 17 47
Service fees - R-3 ...................................................................................... 160 232 335
Service fees - R-4 ...................................................................................... 60 82 127
Service fees - R-5 ...................................................................................... 211 205 426
Shareholder reports - Class A .......................................................................... 4 N/A 7
Shareholder reports - Class J ........................................................................... 18 N/A 20
Shareholder reports - Institutional ..................................................................... – – 1
Transfer agent fees - Class A ........................................................................... 45 N/A 87
Transfer agent fees - Class J ........................................................................... 60 N/A 164
Transfer agent fees - Institutional ...................................................................... 40 19 100
Chief compliance officer expenses ..................................................................... 1 1 3
Directors' expenses ..................................................................................... 56 37 116
Professional fees ....................................................................................... 23 21 26
Technology fees ........................................................................................ 1 1 1
Other expenses ......................................................................................... 28 17 56
Total Gross Expenses 2,343 1,040 4,246
Less: Reimbursement from Distributor - Class J ...................................................... 113 N/A 187
Total Net Expenses 2,230 1,040 4,059
Net Investment Income (Loss) 70,084 43,293 134,242
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ 86,933 45,905 143,210
Capital gain distributions received from affiliated Funds .............................................. 20,037 15,094 59,588
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... 233,888 181,939 742,399
Net Realized and Unrealized Gain (Loss) on investments 340,858 242,938 945,197
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 410,942 $ 286,231 $ 1,079,439

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2024

See accompanying notes.
Amounts in thousands
Principal LifeTime
2035 Fund
Principal LifeTime
2040 Fund
Principal LifeTime
2045 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 45,172 $ 95,600 $ 29,660
Total Income 45,172 95,600 29,660
Expenses:
Distribution f ees - Class A ............................................................................. N/A 291 N/A
Distribution f ees - Class J .............................................................................. N/A 1,272 N/A
Distribution f ees - R-1 ................................................................................. 25 50 14
Distribution f ees - R-3 ................................................................................. 240 293 196
Distribution f ees - R-4 ................................................................................. 36 48 25
Administrative service fees - R-1 ...................................................................... 20 40 11
Administrative service fees - R-3 ...................................................................... 67 82 55
Administrative service fees - R-4 ...................................................................... 11 14 7
Administrative service fees - R-5 ...................................................................... 9 15 8
Registration fees - Class A ............................................................................. N/A 16 N/A
Registration fees - Class J .............................................................................. N/A 17 N/A
Registration fees - Institutional ........................................................................ 20 18 19
Service fees - R-1 ...................................................................................... 18 36 10
Service fees - R-3 ...................................................................................... 240 293 196
Service fees - R-4 ...................................................................................... 90 119 62
Service fees - R-5 ...................................................................................... 222 384 193
Shareholder reports - Class A .......................................................................... N/A 6 N/A
Shareholder reports - Class J ........................................................................... N/A 14 N/A
Shareholder reports - Institutional ..................................................................... 1 1 1
Transfer agent fees - Class A ........................................................................... N/A 93 N/A
Transfer agent fees - Class J ........................................................................... N/A 219 N/A
Transfer agent fees - Institutional ...................................................................... 33 99 35
Chief compliance officer expenses ..................................................................... 1 3 1
Directors' expenses ..................................................................................... 43 100 36
Professional fees ....................................................................................... 22 25 22
Technology fees ........................................................................................ 1 1 1
Other expenses ......................................................................................... 21 48 17
Total Gross Expenses 1,120 3,597 909
Less: Reimbursement from Distributor - Class J ...................................................... N/A 140 N/A
Total Net Expenses 1,120 3,457 909
Net Investment Income (Loss) 44,052 92,143 28,751
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ 53,806 180,622 44,698
Capital gain distributions received from affiliated Funds .............................................. 23,107 64,582 24,075
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... 277,178 693,523 274,661
Net Realized and Unrealized Gain (Loss) on investments 354,091 938,727 343,434
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 398,143 $ 1,030,870 $ 372,185

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2024

See accompanying notes.
Amounts in thousands
Principal LifeTime
2050 Fund
Principal LifeTime
2055 Fund
Principal LifeTime
2060 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 53,702 $ 17,103 $ 16,402
Total Income 53,702 17,103 16,402
Expenses:
Distribution f ees - Class A ............................................................................. 271 N/A N/A
Distribution f ees - Class J .............................................................................. 426 N/A 26
Distribution f ees - R-1 ................................................................................. 42 9 12
Distribution f ees - R-3 ................................................................................. 227 129 76
Distribution f ees - R-4 ................................................................................. 39 16 9
Administrative service fees - R-1 ...................................................................... 33 8 10
Administrative service fees - R-3 ...................................................................... 64 36 21
Administrative service fees - R-4 ...................................................................... 12 5 3
Administrative service fees - R-5 ...................................................................... 10 4 3
Registration fees - Class A ............................................................................. 16 N/A N/A
Registration fees - Class J .............................................................................. 16 N/A 15
Registration fees - Institutional ........................................................................ 17 19 17
Service fees - R-1 ...................................................................................... 30 7 8
Service fees - R-3 ...................................................................................... 227 129 76
Service fees - R-4 ...................................................................................... 98 39 22
Service fees - R-5 ...................................................................................... 264 103 72
Shareholder reports - Class A .......................................................................... 9 N/A N/A
Shareholder reports - Class J ........................................................................... 6 N/A –
Shareholder reports - Institutional ..................................................................... 1 – 1
Transfer agent fees - Class A ........................................................................... 123 N/A N/A
Transfer agent fees - Class J ........................................................................... 119 N/A 19
Transfer agent fees - Institutional ...................................................................... 82 37 35
Chief compliance officer expenses ..................................................................... 2 1 1
Directors' expenses ..................................................................................... 70 25 24
Professional fees ....................................................................................... 24 22 22
Technology fees ........................................................................................ 1 1 1
Other expenses ......................................................................................... 34 10 11
Total Gross Expenses 2,263 600 484
Less: Reimbursement from Manager - Class A ........................................................ 12 N/A N/A
Less: Reimbursement from Distributor - Class J ...................................................... 47 N/A 3
Total Net Expenses 2,204 600 481
Net Investment Income (Loss) 51,498 16,503 15,921
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ 116,961 26,116 21,849
Capital gain distributions received from affiliated Funds .............................................. 52,065 16,508 15,844
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... 555,054 191,263 184,524
Net Realized and Unrealized Gain (Loss) on investments 724,080 233,887 222,217
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 775,578 $ 250,390 $ 238,138

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2024

See accompanying notes.
Amounts in thousands
Principal LifeTime
2065 Fund
Principal LifeTime
2070 Fund
Principal LifeTime
Hybrid 2015 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 2,959 $ 285 $ 8,624
Total Income 2,959 285 8,624
Expenses:
Distribution f ees - Class J .............................................................................. N/A 1 338
Distribution f ees - R-1 ................................................................................. 1 – N/A
Distribution f ees - R-3 ................................................................................. 21 1 N/A
Distribution f ees - R-4 ................................................................................. 2 – N/A
Administrative service fees - R-1 ...................................................................... 1 – N/A
Administrative service fees - R-3 ...................................................................... 6 – N/A
Administrative service fees - R-4 ...................................................................... 1 – N/A
Administrative service fees - R-5 ...................................................................... 1 – N/A
Registration fees - Class J .............................................................................. N/A 14 33
Registration fees - Institutional ........................................................................ 16 14 18
Registration fees - R-6 ................................................................................. N/A N/A 23
Service fees - R-1 ...................................................................................... 1 – N/A
Service fees - R-3 ...................................................................................... 21 1 N/A
Service fees - R-4 ...................................................................................... 6 – N/A
Service fees - R-5 ...................................................................................... 15 1 N/A
Shareholder reports - Class J ........................................................................... N/A – 2
Shareholder reports - Institutional ..................................................................... 1 – –
Transfer agent fees - Class J ........................................................................... N/A 6 (5)
Transfer agent fees - Institutional ...................................................................... 8 3 6
Transfer agent fees - R-6 ............................................................................... N/A N/A 3
Directors' expenses ..................................................................................... 7 3 9
Professional fees ....................................................................................... 20 20 20
Technology fees ........................................................................................ 1 1 1
Other expenses ......................................................................................... 3 2 5
Total Gross Expenses 132 67 453
Less: Reimbursement from Manager - Class J ......................................................... N/A 20 –
Less: Reimbursement from Manager - Institutional ................................................... – 28 18
Less: Reimbursement from Manager - R-5 ............................................................ – 1 N/A
Less: Reimbursement from Manager - R-6 ............................................................ N/A N/A 24
Less: Reimbursement from Distributor - Class J ...................................................... N/A – 36
Total Net Expenses 132 18 375
Net Investment Income (Loss) 2,827 267 8,249
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ 3,164 482 222
Capital gain distributions received from affiliated Funds .............................................. 2,777 208 1,574
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... 34,962 3,546 30,455
Net Realized and Unrealized Gain (Loss) on investments 40,903 4,236 32,251
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 43,730 $ 4,503 $ 40,500

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2024

See accompanying notes.
Amounts in thousands
Principal LifeTime
Hybrid 2020 Fund
Principal LifeTime
Hybrid 2025 Fund
Principal LifeTime
Hybrid 2030 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 16,071 $ 22,206 $ 22,115
Total Income 16,071 22,206 22,115
Expenses:
Distribution f ees - Class J .............................................................................. 479 814 716
Registration fees - Class J .............................................................................. 35 43 47
Registration fees - Institutional ........................................................................ 17 19 19
Registration fees - R-6 ................................................................................. 27 21 32
Shareholder reports - Class J ........................................................................... 3 4 3
Shareholder reports - R-6 .............................................................................. – 1 1
Transfer agent fees - Class J ........................................................................... (4) (30) (10)
Transfer agent fees - Institutional ...................................................................... 17 22 31
Transfer agent fees - R-6 ............................................................................... 3 3 4
Chief compliance officer expenses ..................................................................... – – 1
Directors' expenses ..................................................................................... 13 20 20
Professional fees ....................................................................................... 20 20 20
Technology fees ........................................................................................ 1 1 1
Other expenses ......................................................................................... 8 10 10
Total Gross Expenses 619 948 895
Less: Reimbursement from Manager - Institutional ................................................... 19 15 14
Less: Reimbursement from Manager - R-6 ............................................................ 12 – –
Less: Reimbursement from Distributor - Class J ...................................................... 52 88 76
Total Net Expenses 536 845 805
Net Investment Income (Loss) 15,535 21,361 21,310
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ (1,226) (380) (1,193)
Capital gain distributions received from affiliated Funds .............................................. 3,895 6,581 8,078
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... 68,218 110,464 133,582
Net Realized and Unrealized Gain (Loss) on investments 70,887 116,665 140,467
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 86,422 $ 138,026 $ 161,777

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2024

See accompanying notes.
Amounts in thousands
Principal LifeTime
Hybrid 2035 Fund
Principal LifeTime
Hybrid 2040 Fund
Principal LifeTime
Hybrid 2045 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 14,892 $ 13,975 $ 8,123
Total Income 14,892 13,975 8,123
Expenses:
Distribution f ees - Class J .............................................................................. 477 510 264
Registration fees - Class J .............................................................................. 40 45 27
Registration fees - Institutional ........................................................................ 18 18 17
Registration fees - R-6 ................................................................................. 23 25 23
Shareholder reports - Class J ........................................................................... 3 2 2
Shareholder reports - Institutional ..................................................................... – 1 –
Shareholder reports - R-6 .............................................................................. 1 1 1
Transfer agent fees - Class J ........................................................................... 36 29 32
Transfer agent fees - Institutional ...................................................................... 31 27 23
Transfer agent fees - R-6 ............................................................................... 3 3 3
Directors' expenses ..................................................................................... 16 17 12
Professional fees ....................................................................................... 20 20 20
Technology fees ........................................................................................ 1 1 1
Other expenses ......................................................................................... 9 9 7
Total Gross Expenses 678 708 432
Less: Reimbursement from Manager - Institutional ................................................... 15 14 17
Less: Reimbursement from Manager - R-6 ............................................................ – – 6
Less: Reimbursement from Distributor - Class J ...................................................... 51 55 28
Total Net Expenses 612 639 381
Net Investment Income (Loss) 14,280 13,336 7,742
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ (389) 248 321
Capital gain distributions received from affiliated Funds .............................................. 6,948 8,554 6,065
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... 109,537 128,819 87,202
Net Realized and Unrealized Gain (Loss) on investments 116,096 137,621 93,588
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 130,376 $ 150,957 $ 101,330

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2024

See accompanying notes.
Amounts in thousands
Principal LifeTime
Hybrid 2050 Fund
Principal LifeTime
Hybrid 2055 Fund
Principal LifeTime
Hybrid 2060 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 6,488 $ 3,795 $ 1,901
Total Income 6,488 3,795 1,901
Expenses:
Distribution f ees - Class J .............................................................................. 218 125 67
Registration fees - Class J .............................................................................. 25 23 20
Registration fees - Institutional ........................................................................ 17 17 17
Registration fees - R-6 ................................................................................. 23 20 19
Shareholder reports - Class J ........................................................................... 2 1 1
Shareholder reports - Institutional ..................................................................... – 1 1
Shareholder reports - R-6 .............................................................................. 1 1 1
Transfer agent fees - Class J ........................................................................... 55 66 68
Transfer agent fees - Institutional ...................................................................... 23 16 10
Transfer agent fees - R-6 ............................................................................... 3 3 3
Directors' expenses ..................................................................................... 11 7 5
Professional fees ....................................................................................... 20 20 19
Technology fees ........................................................................................ 1 1 1
Other expenses ......................................................................................... 6 5 3
Total Gross Expenses 405 306 235
Less: Reimbursement from Manager - Class J ......................................................... – – 26
Less: Reimbursement from Manager - Institutional ................................................... 20 21 25
Less: Reimbursement from Manager - R-6 ............................................................ 9 18 24
Less: Reimbursement from Distributor - Class J ...................................................... 23 13 7
Total Net Expenses 353 254 153
Net Investment Income (Loss) 6,135 3,541 1,748
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ 310 422 281
Capital gain distributions received from affiliated Funds .............................................. 5,695 3,319 1,656
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... 81,367 48,038 24,153
Net Realized and Unrealized Gain (Loss) on investments 87,372 51,779 26,090
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 93,507 $ 55,320 $ 27,838

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2024

See accompanying notes.
Amounts in thousands
Principal LifeTime
Hybrid 2065 Fund
Principal LifeTime
Hybrid 2070 Fund
Principal LifeTime
Hybrid Income
Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 544 $ 24 $ 4,083
Total Income 544 24 4,083
Expenses:
Distribution f ees - Class J .............................................................................. 22 1 137
Registration fees - Class J .............................................................................. 16 15 24
Registration fees - Institutional ........................................................................ 16 15 17
Registration fees - R-6 ................................................................................. 17 16 17
Shareholder reports - Class J ........................................................................... 1 – 1
Shareholder reports - R-6 .............................................................................. – – 1
Transfer agent fees - Class J ........................................................................... 40 7 6
Transfer agent fees - Institutional ...................................................................... 4 3 5
Transfer agent fees - R-6 ............................................................................... 3 2 3
Directors' expenses ..................................................................................... 3 2 5
Professional fees ....................................................................................... 18 18 20
Technology fees ........................................................................................ 1 1 1
Other expenses ......................................................................................... 3 3 4
Total Gross Expenses 144 83 241
Less: Reimbursement from Manager - Class J ......................................................... 44 29 –
Less: Reimbursement from Manager - Institutional ................................................... 21 19 20
Less: Reimbursement from Manager - R-6 ............................................................ 29 32 21
Less: Reimbursement from Distributor - Class J ...................................................... 2 – 15
Total Net Expenses 48 3 185
Net Investment Income (Loss) 496 21 3,898
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ 44 17 (287)
Capital gain distributions received from affiliated Funds .............................................. 468 19 715
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... 7,173 423 14,475
Net Realized and Unrealized Gain (Loss) on investments 7,685 459 14,903
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 8,181 $ 480 $ 18,801

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2024

See accompanying notes.
Amounts in thousands
Principal LifeTime
Strategic Income
Fund
Real Estate
Securities Fund
SAM Balanced
Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 25,236 $ 3,585 $ 106,555
Dividends ............................................................................................... – 187,332 –
Interest .................................................................................................. – 44 –
Total Income 25,236 190,961 106,555
Expenses:
Management and investment advisory fees ............................................................ N/A 47,905 12,366
Distribution f ees - Class A ............................................................................. 94 493 5,309
Distribution f ees - Class C ............................................................................. N/A 182 1,286
Distribution f ees - Class J .............................................................................. 349 200 2,243
Distribution f ees - R-1 ................................................................................. 16 7 8
Distribution f ees - R-3 ................................................................................. 47 71 55
Distribution f ees - R-4 ................................................................................. 7 12 11
Administrative service fees - R-1 ...................................................................... 13 6 6
Administrative service fees - R-3 ...................................................................... 13 20 15
Administrative service fees - R-4 ...................................................................... 2 4 3
Administrative service fees - R-5 ...................................................................... 2 8 3
Registration fees - Class A ............................................................................. 15 18 36
Registration fees - Class C ............................................................................. N/A 18 22
Registration fees - Class J .............................................................................. 17 14 49
Registration fees - Institutional ........................................................................ 15 60 18
Registration fees - R-6 ................................................................................. N/A 23 N/A
Service fees - R-1 ...................................................................................... 12 5 6
Service fees - R-3 ...................................................................................... 47 71 55
Service fees - R-4 ...................................................................................... 19 29 27
Service fees - R-5 ...................................................................................... 48 194 74
Shareholder reports - Class A .......................................................................... 2 17 91
Shareholder reports - Class C .......................................................................... N/A 2 7
Shareholder reports - Class J ........................................................................... 9 6 23
Shareholder reports - Institutional ..................................................................... 1 376 2
Shareholder reports - R-6 .............................................................................. N/A 86 N/A
Transfer agent fees - Class A ........................................................................... 24 239 1,207
Transfer agent fees - Class C ........................................................................... N/A 25 90
Transfer agent fees - Class J ........................................................................... 23 155 58
Transfer agent fees - Institutional ...................................................................... 23 3,136 74
Transfer agent fees - R-6 ............................................................................... N/A 80 N/A
Chief compliance officer expenses ..................................................................... 1 3 3
Custodian fees .......................................................................................... – 39 4
Directors' expenses ..................................................................................... 20 126 98
Professional fees ....................................................................................... 24 35 27
Technology fees ........................................................................................ 1 1 1
Other expenses ......................................................................................... 10 76 45
Total Gross Expenses 854 53,742 23,322
Less: Reimbursement from Manager - Institutional ................................................... 51 1,418 –
Less: Reimbursement from Distributor - Class J ...................................................... 39 22 246
Total Net Expenses 764 52,302 23,076
Net Investment Income (Loss) 24,472 138,659 83,479
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ................................................................................ – 225,871 –
Investment transactions in affiliated Funds ............................................................ 8,828 – 210,783
Capital gain distributions received from affiliated Funds .............................................. 5,165 – 20,366
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. – 1,232,971 –
Investments in affiliated Funds ......................................................................... 83,966 – 660,365
Net Realized and Unrealized Gain (Loss) on investments 97,959 1,458,842 891,514
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 122,431 $ 1,597,501 $ 974,993

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2024

See accompanying notes.
Amounts in thousands
SAM Conservative
Balanced Portfolio
SAM Conservative
Growth Portfolio
SAM Flexible
Income Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 54,324 $ 57,377 $ 84,818
Total Income 54,324 57,377 84,818
Expenses:
Management and investment advisory fees ............................................................ 4,970 8,552 6,555
Distribution f ees - Class A ............................................................................. 1,318 4,240 2,372
Distribution f ees - Class C ............................................................................. 453 938 846
Distribution f ees - Class J .............................................................................. 1,478 1,243 1,718
Distribution f ees - R-1 ................................................................................. 5 4 9
Distribution f ees - R-3 ................................................................................. 27 22 8
Distribution f ees - R-4 ................................................................................. 10 5 4
Administrative service fees - R-1 ...................................................................... 4 3 7
Administrative service fees - R-3 ...................................................................... 8 6 2
Administrative service fees - R-4 ...................................................................... 3 2 1
Administrative service fees - R-5 ...................................................................... 2 3 2
Registration fees - Class A ............................................................................. 28 27 32
Registration fees - Class C ............................................................................. 18 19 18
Registration fees - Class J .............................................................................. 45 39 36
Registration fees - Institutional ........................................................................ 14 19 19
Service fees - R-1 ...................................................................................... 4 3 7
Service fees - R-3 ...................................................................................... 27 22 8
Service fees - R-4 ...................................................................................... 26 13 9
Service fees - R-5 ...................................................................................... 49 70 41
Shareholder reports - Class A .......................................................................... 24 72 35
Shareholder reports - Class C .......................................................................... 3 5 5
Shareholder reports - Class J ........................................................................... 17 8 18
Shareholder reports - Institutional ..................................................................... 1 2 3
Transfer agent fees - Class A ........................................................................... 310 927 508
Transfer agent fees - Class C ........................................................................... 25 63 58
Transfer agent fees - Class J ........................................................................... 51 72 16
Transfer agent fees - Institutional ...................................................................... 32 55 50
Chief compliance officer expenses ..................................................................... 1 2 1
Custodian fees .......................................................................................... 1 3 1
Directors' expenses ..................................................................................... 41 70 53
Professional fees ....................................................................................... 23 25 23
Technology fees ........................................................................................ 1 1 1
Other expenses ......................................................................................... 21 32 27
Total Gross Expenses 9,040 16,567 12,493
Less: Reimbursement from Distributor - Class J ...................................................... 162 136 190
Total Net Expenses 8,878 16,431 12,303
Net Investment Income (Loss) 45,446 40,946 72,515
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ 38,223 192,778 28,194
Capital gain distributions received from affiliated Funds .............................................. 4,190 17,348 3,460
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... 231,335 516,851 259,272
Net Realized and Unrealized Gain (Loss) on investments 273,748 726,977 290,926
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 319,194 $ 767,923 $ 363,441

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2024

See accompanying notes.
Amounts in thousands
SAM Strategic
Growth Portfolio
Short-Term Income
Fund SmallCap Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 32,386 $ 5,792 $ 968
Dividends ............................................................................................... – – 19,887
Withholding tax ........................................................................................ – (31) (166)
Interest .................................................................................................. – 115,456 21
Securities lending - net .................................................................................
– 39 36
Total Income 32,386 121,256 20,746
Expenses:
Management and investment advisory fees ............................................................ 6,002 11,064 11,594
Distribution f ees - Class A ............................................................................. 3,161 466 664
Distribution f ees - Class C ............................................................................. 723 160 N/A
Distribution f ees - Class J .............................................................................. 688 169 289
Distribution f ees - R-1 ................................................................................. 2 2 4
Distribution f ees - R-3 ................................................................................. 20 24 41
Distribution f ees - R-4 ................................................................................. 6 9 34
Administrative service fees - R-1 ...................................................................... 1 1 4
Administrative service fees - R-3 ...................................................................... 6 7 11
Administrative service fees - R-4 ...................................................................... 2 3 10
Administrative service fees - R-5 ...................................................................... 3 1 5
Registration fees - Class A ............................................................................. 25 48 15
Registration fees - Class C ............................................................................. 18 18 N/A
Registration fees - Class J .............................................................................. 34 15 15
Registration fees - Institutional ........................................................................ 16 96 124
Registration fees - R-6 ................................................................................. N/A N/A 14
Service fees - R-1 ...................................................................................... 1 1 3
Service fees - R-3 ...................................................................................... 20 24 41
Service fees - R-4 ...................................................................................... 15 23 84
Service fees - R-5 ...................................................................................... 63 21 112
Shareholder reports - Class A .......................................................................... 53 13 21
Shareholder reports - Class C .......................................................................... 4 1 N/A
Shareholder reports - Class J ........................................................................... 5 3 6
Shareholder reports - Institutional ..................................................................... 1 69 209
Shareholder reports - R-6 .............................................................................. N/A N/A 10
Transfer agent fees - Class A ........................................................................... 752 248 296
Transfer agent fees - Class C ........................................................................... 58 12 N/A
Transfer agent fees - Class J ........................................................................... 90 66 150
Transfer agent fees - Institutional ...................................................................... 39 1,006 867
Transfer agent fees - R-6 ............................................................................... N/A N/A 7
Chief compliance officer expenses ..................................................................... 1 2 1
Custodian fees .......................................................................................... 3 20 24
Directors' expenses ..................................................................................... 49 65 36
Professional fees ....................................................................................... 23 45 29
Technology fees ........................................................................................ 1 1 1
Other expenses ......................................................................................... 24 35 20
Total Gross Expenses 11,909 13,738 14,741
Less: Reimbursement from Manager - Institutional ................................................... – – 419
Less: Reimbursement from Distributor - Class J ...................................................... 75 19 32
Total Net Expenses 11,834 13,719 14,290
Net Investment Income (Loss) 20,552 107,537 6,456
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ................................................................................ – 159 30,825
Investment transactions in affiliated Funds ............................................................ 126,859 – –
Futures contracts ....................................................................................... – 5,216 651
Capital gain distributions received from affiliated Funds .............................................. 14,621 – –
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. – 97,831 284,959
Investments in affiliated Funds ......................................................................... 416,929 – –
Futures contracts ....................................................................................... – (105) –
Net Realized and Unrealized Gain (Loss) on investments and futures 558,409 103,101 316,435
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 578,961 $ 210,638 $ 322,891

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2024

See accompanying notes.
Amounts in thousands
SmallCap Growth
Fund I
SmallCap S&P 600
Index Fund
SmallCap Value
Fund II
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 3,213 $ 1,098 $ 2,047
Dividends ............................................................................................... 9,865 18,912 28,640
Withholding tax ........................................................................................ (44) (20) (46)
Interest .................................................................................................. 44 85 35
Securities lending - net .................................................................................
1,281 92 261
Total Income 14,359 20,167 30,937
Expenses:
Management and investment advisory fees ............................................................ 20,006 1,797 12,923
Distribution f ees - Class J .............................................................................. 101 269 35
Distribution f ees - R-1 ................................................................................. 5 21 3
Distribution f ees - R-3 ................................................................................. 34 172 13
Distribution f ees - R-4 ................................................................................. 10 27 3
Administrative service fees - R-1 ...................................................................... 4 17 2
Administrative service fees - R-3 ...................................................................... 10 48 4
Administrative service fees - R-4 ...................................................................... 3 8 1
Administrative service fees - R-5 ...................................................................... 2 9 1
Registration fees - Class J .............................................................................. 17 19 15
Registration fees - Institutional ........................................................................ 23 21 20
Registration fees - R-6 ................................................................................. 18 19 19
Service fees - R-1 ...................................................................................... 4 15 2
Service fees - R-3 ...................................................................................... 34 172 13
Service fees - R-4 ...................................................................................... 25 69 9
Service fees - R-5 ...................................................................................... 59 227 20
Shareholder reports - Class J ........................................................................... 2 2 –
Shareholder reports - Institutional ..................................................................... 20 14 23
Shareholder reports - R-6 .............................................................................. 110 3 39
Transfer agent fees - Class J ........................................................................... 64 133 21
Transfer agent fees - Institutional ...................................................................... 131 168 236
Transfer agent fees - R-6 ............................................................................... 87 11 138
Chief compliance officer expenses ..................................................................... 1 1 1
Custodian fees .......................................................................................... 70 14 45
Directors' expenses ..................................................................................... 52 28 31
Professional fees ....................................................................................... 33 27 35
Technology fees ........................................................................................ 1 1 1
Other expenses ......................................................................................... 29 27 17
Total Gross Expenses 20,955 3,339 13,670
Less: Reimbursement from Manager .................................................................. 472 – 277
Less: Reimbursement from Manager - Institutional ................................................... – 86 195
Less: Reimbursement from Manager - R-6 ............................................................ 150 – 30
Less: Reimbursement from Distributor - Class J ...................................................... 11 30 4
Total Net Expenses 20,322 3,223 13,164
Net Investment Income (Loss) (5,963) 16,944 17,773
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ................................................................................ 220,480 106,583 123,953
Futures contracts ....................................................................................... 547 4,465 1,370
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 463,789 173,054 161,256
Futures contracts ....................................................................................... (96) 596 678
Net Realized and Unrealized Gain (Loss) on investments and futures 684,720 284,698 287,257
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 678,757 $ 301,642 $ 305,030

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2024

See accompanying notes.
Amounts in thousands
Tax-Exempt Bond
Fund
Net Investment Income (Loss)
Income:
Dividends ................................................................................................................................................... $ 25
Interest ...................................................................................................................................................... 23,714
Total Income 23,739
Expenses:
Management and investment advisory fees ................................................................................................................ 2,221
Distribution f ees - Class A ................................................................................................................................. 658
Distribution f ees - Class C ................................................................................................................................. 160
Registration fees - Class A ................................................................................................................................. 26
Registration fees - Class C ................................................................................................................................. 20
Registration fees - Institutional ............................................................................................................................ 28
Shareholder reports - Class A .............................................................................................................................. 7
Shareholder reports - Class C .............................................................................................................................. 1
Shareholder reports - Institutional ......................................................................................................................... 12
Transfer agent fees - Class A ............................................................................................................................... 119
Transfer agent fees - Class C ............................................................................................................................... 11
Transfer agent fees - Institutional .......................................................................................................................... 273
Custodian fees .............................................................................................................................................. 1
Directors' expenses ......................................................................................................................................... 15
Interest expense and fees ................................................................................................................................... 841
Professional fees ........................................................................................................................................... 49
Technology fees ............................................................................................................................................ 1
Other expenses ............................................................................................................................................. 19
Total Gross Expenses 4,462
Less: Reimbursement from Manager - Institutional ....................................................................................................... 204
Total Net Expenses 4,258
Net Investment Income (Loss) 19,481
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions .................................................................................................................................... (5,222)
Net change in unrealized appreciation/(depreciation) of:
Investments ................................................................................................................................................. 37,240
Net Realized and Unrealized Gain (Loss) on investments 32,018
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 51,499

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands California Municipal Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 18,920 $ 17,040
Net realized gain (loss) on investments ...................................................................................................... (4,887) (6,804)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
38,775 7,446
Net Increase (Decrease) in Net Assets Resulting from Operations 52,808 17,682
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (18,881) (16,587)
Total Dividends and Distributions (18,881) (16,587)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
31,476 4,133
Total Increase (Decrease) in Net Assets 65,403 5,228
Net Assets
Beginning of period ..........................................................................................................................
558,354 553,126
End of period ................................................................................................................................
$ 623,757 $ 558,354
Class A Class C Institutional
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ......................................................................................... $ 91,081 $ 5,736 $ 106,290
Reinvested .................................................................................... 8,900 440 7,920
Redeemed .....................................................................................
(96,075) (8,163) (84,653)
Net Increase (Decrease)
$ 3,906 $ (1,987) $ 29,557
Shares:
Sold ......................................................................................... 9,244 580 10,846
Reinvested .................................................................................... 903 45 803
Redeemed .....................................................................................
(9,768) (828) (8,616)
Net Increase (Decrease)
379 (203) 3,033
Year Ended October 31, 2023
Dollars:
Sold ......................................................................................... $ 64,087 $ 3,105 $ 132,974
Reinvested .................................................................................... 8,546 480 6,164
Redeemed .....................................................................................
(100,938) (8,644) (101,641)
Net Increase (Decrease)
$ (28,305) $ (5,059) $ 37,497
Shares:
Sold ......................................................................................... 6,614 320 13,745
Reinvested .................................................................................... 884 49 637
Redeemed .....................................................................................
(10,477) (894) (10,522)
Net Increase (Decrease)
(2,979) (525) 3,860
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............................................. $ (9,551) $ (447) $ (8,883)
Total Dividends and Distributions
$ (9,551) $ (447) $ (8,883)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............................................. $ (9,137) $ (493) $ (6,957)
Total Dividends and Distributions
$ (9,137) $ (493) $ (6,957)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Core Fixed Income Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 350,342 $ 294,354
Net realized gain (loss) on investments ...................................................................................................... (22,422) 7,586
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
746,991 (290,027)
Net Increase (Decrease) in Net Assets Resulting from Operations 1,074,911 11,913
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (374,771) (325,014)
Total Dividends and Distributions (374,771) (325,014)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
484,688 695,518
Total Increase (Decrease) in Net Assets 1,184,828 382,417
Net Assets
Beginning of period ..........................................................................................................................
9,656,645 9,274,228
End of period ................................................................................................................................
$ 10,841,473 $ 9,656,645
Class A Class C Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold .......................... $ 32,196 N/A $ 13,996 $ 396,903 $ 288 $ 2,426 $ 1,427 $ 4,231 $ 2,097,140
Reinvested ..................... 6,355 N/A 2,754 23,878 165 281 116 609 339,889
Redeemed ......................
(46,672) N/A (19,084) (709,915) (1,394) (3,274) (502) (9,021) (1,648,104)
Net Increase (Decrease)
$ (8,121) N/A $ (2,334) $ (289,134) $ (941) $ (567) $ 1,041 $ (4,181) $ 788,925
Shares:
Sold .......................... 3,774 N/A 1,638 46,777 35 284 169 498 247,588
Reinvested ..................... 748 N/A 323 2,803 19 33 14 72 39,909
Redeemed ......................
(5,515) N/A (2,242) (84,619) (164) (382) (60) (1,059) (193,865)
Net Increase (Decrease)
(993) N/A (281) (35,039) (110) (65) 123 (489) 93,632
Year Ended October 31, 2023
(a)
Dollars:
Sold .......................... $ 51,533 $ 1,797 $ 13,026 $ 410,385 $ 540 $ 2,441 $ 703 $ 6,566 $ 1,085,458
Reinvested ..................... 5,794 155 2,565 23,673 171 261 253 605 290,939
Redeemed ......................
(49,299) (20,896) (18,798) (254,470) (1,468) (3,416) (8,541) (4,778) (839,681)
Net Increase (Decrease)
$ 8,028 $ (18,944) $ (3,207) $ 179,588 $ (757) $ (714) $ (7,585) $ 2,393 $ 536,716
Shares:
Sold .......................... 6,099 211 1,546 48,304 63 288 84 779 127,982
Reinvested ..................... 690 18 304 2,810 20 31 30 72 34,532
Redeemed ......................
(5,857) (2,451) (2,240) (30,102) (173) (402) (1,038) (563) (99,601)
Net Increase (Decrease)
932 (2,222) (390) 21,012 (90) (83) (924) 288 62,913
Dividends and Distributions to
Shareholders:
Year Ended October 31, 2024
From net investment income and net
realized gain on investments ......... $ (6,616) $ N/A $ (2,779) $ (24,193) $ (166) $ (282) $ (116) $ (609) $ (340,010)
Total Dividends and Distributions
$ (6,616) $ N/A $ (2,779) $ (24,193) $ (166) $ (282) $ (116) $ (609) $ (340,010)
Year Ended October 31, 2023
(a)
From net investment income and net
realized gain on investments ......... $ (5,980) $ (173) $ (2,589) $ (24,026) $ (171) $ (265) $ (253) $ (606) $ (290,951)
Total Dividends and Distributions
$ (5,980) $ (173) $ (2,589) $ (24,026) $ (171) $ (265) $ (253) $ (606) $ (290,951)
(a)
Class C shares discontinued operations and converted to Class A shares on May 19, 2023.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Core Plus Bond Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 22,898 $ 19,891
Net realized gain (loss) on investments , futures and swap agreements ...................................................................... (12,793) (39,505)
Net change in unrealized appreciation/(depreciation) of investments , futures and swap agreements .......................................
48,358 16,796
Net Increase (Decrease) in Net Assets Resulting from Operations 58,463 (2,818)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (22,482) (18,585)
Total Dividends and Distributions (22,482) (18,585)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(37,668) (12,671)
Total Increase (Decrease) in Net Assets (1,687) (34,074)
Net Assets
Beginning of period ..........................................................................................................................
550,391 584,465
End of period ................................................................................................................................
$ 548,704 $ 550,391
Class A Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ............................................... $ 4,785 $ 6,876 $ 66,089 $ 847 $ 3,832 $ 1,480 $ 6,324
Reinvested .......................................... 2,443 3,628 14,016 109 546 136 1,517
Redeemed ...........................................
(12,706) (15,240) (101,357) (1,042) (6,697) (2,328) (10,926)
Net Increase (Decrease)
$ (5,478) $ (4,736) $ (21,252) $ (86) $ (2,319) $ (712) $ (3,085)
Shares:
Sold ............................................... 523 742 7,281 93 425 160 701
Reinvested .......................................... 269 396 1,545 12 61 15 168
Redeemed ...........................................
(1,399) (1,662) (11,140) (115) (743) (256) (1,208)
Net Increase (Decrease)
(607) (524) (2,314) (10) (257) (81) (339)
Year Ended October 31, 2023
Dollars:
Sold ............................................... $ 7,289 $ 4,470 $ 69,428 $ 372 $ 4,053 $ 2,160 $ 7,740
Reinvested .......................................... 2,044 2,916 11,738 74 408 137 1,204
Redeemed ...........................................
(10,906) (13,519) (88,152) (697) (2,806) (2,696) (7,928)
Net Increase (Decrease)
$ (1,573) $ (6,133) $ (6,986) $ (251) $ 1,655 $ (399) $ 1,016
Shares:
Sold ............................................... 804 487 7,646 41 455 232 861
Reinvested .......................................... 226 320 1,301 8 46 15 134
Redeemed ...........................................
(1,208) (1,478) (9,770) (76) (312) (294) (881)
Net Increase (Decrease)
(178) (671) (823) (27) 189 (47) 114
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ... $ (2,507) $ (3,643) $ (14,024) $ (109) $ (546) $ (136) $ (1,517)
Total Dividends and Distributions
$ (2,507) $ (3,643) $ (14,024) $ (109) $ (546) $ (136) $ (1,517)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ... $ (2,094) $ (2,928) $ (11,740) $ (74) $ (408) $ (137) $ (1,204)
Total Dividends and Distributions
$ (2,094) $ (2,928) $ (11,740) $ (74) $ (408) $ (137) $ (1,204)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Diversified Income Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 168,061 $ 181,951
Net realized gain (loss) on investments , foreign currencies , futures , options and swaptions , short sales and swap agreements ............ (79,224) (307,846)
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies , futures , options and swaptions , short sales and swap agreements .......................................................................................................................
245,554 233,921
Net Increase (Decrease) in Net Assets Resulting from Operations 334,391 108,026
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (171,369) (174,426)
Total Dividends and Distributions (171,369) (174,426)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(193,538) (534,527)
Total Increase (Decrease) in Net Assets (30,516) (600,927)
Net Assets
Beginning of period ..........................................................................................................................
2,637,856 3,238,783
End of period ................................................................................................................................
$ 2,607,340 $ 2,637,856
Class A Class C Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold .............................................................................. $ 83,858 $ 16,420 $ 348,708 $ 57,181
Reinvested ......................................................................... 55,781 8,070 78,259 8,058
Redeemed ..........................................................................
(256,402) (71,877) (449,205) (72,389)
Net Increase (Decrease)
$ (116,763) $ (47,387) $ (22,238) $ (7,150)
Shares:
Sold .............................................................................. 7,031 1,387 29,487 4,840
Reinvested ......................................................................... 4,685 682 6,614 681
Redeemed ..........................................................................
(21,531) (6,070) (38,009) (6,063)
Net Increase (Decrease)
(9,815) (4,001) (1,908) (542)
Year Ended October 31, 2023
Dollars:
Sold .............................................................................. $ 124,518 $ 11,341 $ 295,053 $ 108,229
Reinvested ......................................................................... 56,073 10,346 81,331 4,242
Redeemed ..........................................................................
(285,155) (120,196) (772,918) (47,391)
Net Increase (Decrease)
$ (104,564) $ (98,509) $ (396,534) $ 65,080
Shares:
Sold .............................................................................. 10,542 968 25,144 9,258
Reinvested ......................................................................... 4,782 887 6,972 366
Redeemed ..........................................................................
(24,214) (10,253) (65,931) (4,068)
Net Increase (Decrease)
(8,890) (8,398) (33,815) 5,556
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments .................................. $ (63,336) $ (8,378) $ (91,504) $ (8,151)
Total Dividends and Distributions
$ (63,336) $ (8,378) $ (91,504) $ (8,151)
Year Ended October 31, 2023
From net investment income and net realized gain on investments .................................. $ (63,785) $ (10,702) $ (95,579) $ (4,360)
Total Dividends and Distributions
$ (63,785) $ (10,702) $ (95,579) $ (4,360)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Diversified International Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 97,667 $ 82,560
Net realized gain (loss) on investments and foreign currencies ............................................................................. 283,333 (24,892)
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies ...............................................
618,245 405,748
Net Increase (Decrease) in Net Assets Resulting from Operations 999,245 463,416
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (128,703) (47,311)
Total Dividends and Distributions (128,703) (47,311)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
1,415,679 44,421
Total Increase (Decrease) in Net Assets 2,286,221 460,526
Net Assets
Beginning of period ..........................................................................................................................
4,478,666 4,018,140
End of period ................................................................................................................................
$ 6,764,887 $ 4,478,666
Class A Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold .................................... $ 11,079 $ 7,560 $ 59,239 $ 295 $ 1,598 $ 1,150 $ 2,823 $ 2,236,941
Reinvested ............................... 4,189 3,386 10,395 36 227 133 458 109,044
Redeemed ................................
(29,761) (18,765) (324,341) (659) (3,036) (1,893) (6,311) (648,108)
Net Increase (Decrease)
$ (14,493) $ (7,819) $ (254,707) $ (328) $ (1,211) $ (610) $ (3,030) $ 1,697,877
Shares:
Sold .................................... 802 560 4,316 21 117 82 201 158,452
Reinvested ............................... 318 261 795 3 17 10 34 8,343
Redeemed ................................
(2,145) (1,376) (24,047) (46) (221) (134) (449) (46,970)
Net Increase (Decrease)
(1,025) (555) (18,936) (22) (87) (42) (214) 119,825
Year Ended October 31, 2023
Dollars:
Sold .................................... $ 9,465 $ 8,515 $ 76,461 $ 294 $ 2,326 $ 936 $ 3,018 $ 802,191
Reinvested ............................... 1,119 1,004 4,121 4 45 44 206 40,515
Redeemed ................................
(27,576) (15,008) (137,913) (816) (2,859) (2,811) (11,521) (707,339)
Net Increase (Decrease)
$ (16,992) $ (5,489) $ (57,331) $ (518) $ (488) $ (1,831) $ (8,297) $ 135,367
Shares:
Sold .................................... 768 696 6,276 24 189 75 242 65,882
Reinvested ............................... 98 89 364 – 4 4 18 3,579
Redeemed ................................
(2,252) (1,234) (11,318) (66) (235) (225) (929) (57,665)
Net Increase (Decrease)
(1,386) (449) (4,678) (42) (42) (146) (669) 11,796
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on
investments ............................... $ (4,659) $ (3,391) $ (10,408) $ (36) $ (229) $ (133) $ (458) $ (109,389)
Total Dividends and Distributions
$ (4,659) $ (3,391) $ (10,408) $ (36) $ (229) $ (133) $ (458) $ (109,389)
Year Ended October 31, 2023
From net investment income and net realized gain on
investments ............................... $ (1,245) $ (1,005) $ (4,127) $ (4) $ (45) $ (44) $ (206) $ (40,635)
Total Dividends and Distributions
$ (1,245) $ (1,005) $ (4,127) $ (4) $ (45) $ (44) $ (206) $ (40,635)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Equity Income Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 171,216 $ 204,012
Net realized gain (loss) on investments ...................................................................................................... 820,435 75,583
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
1,496,312 (260,238)
Net Increase (Decrease) in Net Assets Resulting from Operations 2,487,963 19,357
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (225,795) (552,278)
Total Dividends and Distributions (225,795) (552,278)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(1,054,785) (909,529)
Total Increase (Decrease) in Net Assets 1,207,383 (1,442,450)
Net Assets
Beginning of period ..........................................................................................................................
7,845,954 9,288,404
End of period ................................................................................................................................
$ 9,053,337 $ 7,845,954
Class A Class C Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold .................................... $ 55,491 $ 4,838 $ 7,469 $ 690,916 $ 181 $ 4,771 $ 4,804 $ 11,129
Reinvested ............................... 27,453 1,204 1,966 187,492 20 606 593 3,324
Redeemed ................................
(180,359) (24,389) (11,498) (1,776,734) (698) (9,460) (5,546) (48,358)
Net Increase (Decrease)
$ (97,415) $ (18,347) $ (2,063) $ (898,326) $ (497) $ (4,083) $ (149) $ (33,905)
Shares:
Sold .................................... 1,415 129 186 17,384 4 122 123 286
Reinvested ............................... 707 33 50 4,807 1 16 15 86
Redeemed ................................
(4,593) (640) (290) (44,966) (18) (241) (140) (1,217)
Net Increase (Decrease)
(2,471) (478) (54) (22,775) (13) (103) (2) (845)
Year Ended October 31, 2023
Dollars:
Sold .................................... $ 79,421 $ 7,111 $ 5,307 $ 963,570 $ 176 $ 7,051 $ 4,089 $ 13,399
Reinvested ............................... 64,931 4,458 4,472 458,422 98 1,609 1,485 8,487
Redeemed ................................
(169,830) (30,924) (11,296) (2,266,576) (1,020) (11,176) (9,832) (32,961)
Net Increase (Decrease)
$ (25,478) $ (19,355) $ (1,517) $ (844,584) $ (746) $ (2,516) $ (4,258) $ (11,075)
Shares:
Sold .................................... 2,234 207 147 27,017 5 202 114 380
Reinvested ............................... 1,829 129 126 12,910 3 45 42 239
Redeemed ................................
(4,798) (903) (320) (64,052) (29) (319) (277) (934)
Net Increase (Decrease)
(735) (567) (47) (24,125) (21) (72) (121) (315)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on
investments ............................... $ (28,403) $ (1,293) $ (1,971) $ (189,578) $ (20) $ (613) $ (593) $ (3,324)
Total Dividends and Distributions
$ (28,403) $ (1,293) $ (1,971) $ (189,578) $ (20) $ (613) $ (593) $ (3,324)
Year Ended October 31, 2023
From net investment income and net realized gain on
investments ............................... $ (67,155) $ (4,786) $ (4,481) $ (464,154) $ (98) $ (1,632) $ (1,485) $ (8,487)
Total Dividends and Distributions
$ (67,155) $ (4,786) $ (4,481) $ (464,154) $ (98) $ (1,632) $ (1,485) $ (8,487)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands
Finisterre Emerging Markets Total
Return Bond Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 45,040 $ 30,811
Net realized gain (loss) on investments , foreign currencies , futures and swap agreements ................................................. 20,275 (42,958)
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies , futures and swap agreements ..................
13,257 52,468
Net Increase (Decrease) in Net Assets Resulting from Operations 78,572 40,321
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (40,611) (27,579)
Total Dividends and Distributions (40,611) (27,579)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
174,953 56,369
Total Increase (Decrease) in Net Assets 212,914 69,111
Net Assets
Beginning of period ..........................................................................................................................
447,683 378,572
End of period ................................................................................................................................
$ 660,597 $ 447,683
Institutional
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold .............................................................................................................. $ 284,865
Reinvested ......................................................................................................... 40,595
Redeemed ..........................................................................................................
(150,507)
Net Increase (Decrease)
$ 174,953
Shares:
Sold .............................................................................................................. 32,169
Reinvested ......................................................................................................... 4,617
Redeemed ..........................................................................................................
(17,098)
Net Increase (Decrease)
19,688
Year Ended October 31, 2023
Dollars:
Sold .............................................................................................................. $ 177,940
Reinvested ......................................................................................................... 27,575
Redeemed ..........................................................................................................
(149,146)
Net Increase (Decrease)
$ 56,369
Shares:
Sold .............................................................................................................. 20,604
Reinvested ......................................................................................................... 3,221
Redeemed ..........................................................................................................
(17,338)
Net Increase (Decrease)
6,487
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments .................................................................. $ (40,611)
Total Dividends and Distributions
$ (40,611)
Year Ended October 31, 2023
From net investment income and net realized gain on investments .................................................................. $ (27,579)
Total Dividends and Distributions
$ (27,579)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Global Emerging Markets Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 3,225 $ 3,050
Net realized gain (loss) on investments and foreign currencies ............................................................................. 903 (2,110)
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies ...............................................
(2,191) 27,973
Net Increase (Decrease) in Net Assets Resulting from Operations 1,937 28,913
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (4,815) (2,789)
Total Dividends and Distributions (4,815) (2,789)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
2,211,651 (10,689)
Total Increase (Decrease) in Net Assets 2,208,773 15,435
Net Assets
Beginning of period ..........................................................................................................................
212,417 196,982
End of period ................................................................................................................................
$ 2,421,190 $ 212,417
Class A Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold .................................... $ 2,907 $ 2,075 $ 36,720 $ 167 $ 600 $ 253 $ 634 $ 2,292,913
Reinvested ............................... 1,244 1,480 1,758 16 76 33 55 138
Redeemed ................................
(11,360) (9,465) (81,174) (227) (1,770) (897) (3,025) (21,500)
Net Increase (Decrease)
$ (7,209) $ (5,910) $ (42,696) $ (44) $ (1,094) $ (611) $ (2,336) $ 2,271,551
Shares:
Sold .................................... 113 84 1,410 6 24 11 26 84,794
Reinvested ............................... 51 64 73 1 3 1 2 6
Redeemed ................................
(445) (386) (3,280) (9) (70) (37) (123) (806)
Net Increase (Decrease)
(281) (238) (1,797) (2) (43) (25) (95) 83,994
Year Ended October 31, 2023
Dollars:
Sold .................................... $ 5,188 $ 3,320 $ 16,720 $ 118 $ 665 $ 301 $ 914 $ 4,343
Reinvested ............................... 722 904 929 8 40 27 64 90
Redeemed ................................
(11,323) (8,477) (18,772) (315) (806) (889) (1,470) (2,990)
Net Increase (Decrease)
$ (5,413) $ (4,253) $ (1,123) $ (189) $ (101) $ (561) $ (492) $ 1,443
Shares:
Sold .................................... 222 148 722 6 29 13 39 193
Reinvested ............................... 33 43 42 – 2 1 3 4
Redeemed ................................
(485) (378) (816) (14) (35) (38) (63) (130)
Net Increase (Decrease)
(230) (187) (52) (8) (4) (24) (21) 67
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on
investments ............................... $ (1,254) $ (1,481) $ (1,762) $ (16) $ (76) $ (33) $ (55) $ (138)
Total Dividends and Distributions
$ (1,254) $ (1,481) $ (1,762) $ (16) $ (76) $ (33) $ (55) $ (138)
Year Ended October 31, 2023
From net investment income and net realized gain on
investments ............................... $ (726) $ (905) $ (929) $ (8) $ (40) $ (27) $ (64) $ (90)
Total Dividends and Distributions
$ (726) $ (905) $ (929) $ (8) $ (40) $ (27) $ (64) $ (90)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Global Real Estate Securities Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 43,862 $ 51,961
Net realized gain (loss) on investments and foreign currencies ............................................................................. 36,459 (93,880)
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies ...............................................
384,918 (28,713)
Net Increase (Decrease) in Net Assets Resulting from Operations 465,239 (70,632)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (52,899) (24,691)
Total Dividends and Distributions (52,899) (24,691)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(381,271) (321,183)
Total Increase (Decrease) in Net Assets 31,069 (416,506)
Net Assets
Beginning of period ..........................................................................................................................
1,803,926 2,220,432
End of period ................................................................................................................................
$ 1,834,995 $ 1,803,926
Class A Institutional R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ......................................................... $ 9,037 $ 201,079 $ 1,429 $ 106 $ 1,671 $ 103,392
Reinvested .................................................... 1,420 30,115 19 16 185 18,541
Redeemed .....................................................
(19,989) (519,312) (434) (194) (1,480) (206,872)
Net Increase (Decrease)
$ (9,532) $ (288,118) $ 1,014 $ (72) $ 376 $ (84,939)
Shares:
Sold ......................................................... 1,052 22,138 142 12 186 11,389
Reinvested .................................................... 166 3,231 2 2 20 1,989
Redeemed .....................................................
(2,389) (57,479) (47) (21) (157) (22,641)
Net Increase (Decrease)
(1,171) (32,110) 97 (7) 49 (9,263)
Year Ended October 31, 2023
Dollars:
Sold ......................................................... $ 10,885 $ 398,389 $ 417 $ 151 $ 1,562 $ 137,000
Reinvested .................................................... 522 14,539 3 4 62 8,275
Redeemed .....................................................
(37,190) (685,897) (230) (55) (694) (168,926)
Net Increase (Decrease)
$ (25,783) $ (272,969) $ 190 $ 100 $ 930 $ (23,651)
Shares:
Sold ......................................................... 1,361 45,547 49 17 179 15,964
Reinvested .................................................... 67 1,719 – – 7 978
Redeemed .....................................................
(4,624) (79,163) (27) (5) (80) (19,045)
Net Increase (Decrease)
(3,196) (31,897) 22 12 106 (2,103)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............. $ (1,491) $ (32,215) $ (19) $ (16) $ (185) $ (18,973)
Total Dividends and Distributions
$ (1,491) $ (32,215) $ (19) $ (16) $ (185) $ (18,973)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............. $ (622) $ (15,575) $ (3) $ (4) $ (62) $ (8,425)
Total Dividends and Distributions
$ (622) $ (15,575) $ (3) $ (4) $ (62) $ (8,425)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Government & High Quality Bond Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 19,378 $ 16,286
Net realized gain (loss) on investments and futures ......................................................................................... (12,289) (29,486)
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
60,548 14,120
Net Increase (Decrease) in Net Assets Resulting from Operations 67,637 920
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (19,762) (18,171)
Total Dividends and Distributions (19,762) (18,171)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(5,045) (131,646)
Total Increase (Decrease) in Net Assets 42,830 (148,897)
Net Assets
Beginning of period ..........................................................................................................................
622,179 771,076
End of period ................................................................................................................................
$ 665,009 $ 622,179
Class A Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ............................................... $ 7,111 $ 6,562 $ 88,334 $ 47 $ 711 $ 404 $ 795
Reinvested .......................................... 3,987 1,895 13,379 11 76 49 200
Redeemed ...........................................
(26,197) (13,819) (82,223) (145) (1,312) (620) (4,290)
Net Increase (Decrease)
$ (15,099) $ (5,362) $ 19,490 $ (87) $ (525) $ (167) $ (3,295)
Shares:
Sold ............................................... 801 726 9,964 6 80 45 90
Reinvested .......................................... 449 213 1,503 1 9 6 22
Redeemed ...........................................
(2,960) (1,557) (9,233) (16) (148) (73) (484)
Net Increase (Decrease)
(1,710) (618) 2,234 (9) (59) (22) (372)
Year Ended October 31, 2023
Dollars:
Sold ............................................... $ 11,820 $ 5,941 $ 113,016 $ 75 $ 786 $ 914 $ 1,629
Reinvested .......................................... 4,170 1,918 11,424 36 79 126 249
Redeemed ...........................................
(37,399) (13,919) (223,122) (2,035) (1,381) (4,238) (1,735)
Net Increase (Decrease)
$ (21,409) $ (6,060) $ (98,682) $ (1,924) $ (516) $ (3,198) $ 143
Shares:
Sold ............................................... 1,329 672 12,900 8 89 103 182
Reinvested .......................................... 472 216 1,291 4 9 14 28
Redeemed ...........................................
(4,219) (1,574) (24,622) (227) (155) (493) (194)
Net Increase (Decrease)
(2,418) (686) (10,431) (215) (57) (376) 16
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ... $ (4,126) $ (1,908) $ (13,389) $ (11) $ (78) $ (50) $ (200)
Total Dividends and Distributions
$ (4,126) $ (1,908) $ (13,389) $ (11) $ (78) $ (50) $ (200)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ... $ (4,312) $ (1,929) $ (11,435) $ (38) $ (81) $ (127) $ (249)
Total Dividends and Distributions
$ (4,312) $ (1,929) $ (11,435) $ (38) $ (81) $ (127) $ (249)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Government Money Market Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 163,774 $ 153,695
Net realized gain (loss) on investments ...................................................................................................... – 139
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
– –
Net Increase (Decrease) in Net Assets Resulting from Operations 163,774 153,834
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (163,774) (153,834)
Total Dividends and Distributions (163,774) (153,834)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
967,198 (204,800)
Total Increase (Decrease) in Net Assets 967,198 (204,800)
Net Assets
Beginning of period ..........................................................................................................................
2,774,827 2,979,627
End of period ................................................................................................................................
$ 3,742,025 $ 2,774,827
Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ................................................................................................... $ 1,490,548 $ 47,269,397
Reinvested .............................................................................................. 3 4,193
Redeemed ...............................................................................................
(1,329,698) (46,467,245)
Net Increase (Decrease)
$ 160,853 $ 806,345
Shares:
Sold ................................................................................................... 1,490,548 47,269,397
Reinvested .............................................................................................. 3 4,193
Redeemed ...............................................................................................
(1,329,698) (46,467,245)
Net Increase (Decrease)
160,853 806,345
Year Ended October 31, 2023
(a)
Dollars:
Sold ................................................................................................... $ 5,668,078 $ 35,406,264
Reinvested .............................................................................................. 1 486
Redeemed ...............................................................................................
(8,455,818) (32,823,811)
Net Increase (Decrease)
$ (2,787,739) $ 2,582,939
Shares:
Sold ................................................................................................... 5,668,078 35,406,264
Reinvested .............................................................................................. 1 486
Redeemed ...............................................................................................
(8,455,818) (32,823,811)
Net Increase (Decrease)
(2,787,739) 2,582,939
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ....................................................... $ (13,846) $ (149,928)
Total Dividends and Distributions
$ (13,846) $ (149,928)
Year Ended October 31, 2023
(a)
From net investment income and net realized gain on investments ....................................................... $ (14,507) $ (139,327)
Total Dividends and Distributions
$ (14,507) $ (139,327)
(a)
Period from December 12, 2022, date operations commenced, through October 31, 2023 for Class R-6 shares.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands High Income Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 225,636 $ 213,460
Net realized gain (loss) on investments , foreign currencies , futures and swap agreements ................................................. (45,386) (119,171)
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies , futures and swap agreements ..................
301,534 87,067
Net Increase (Decrease) in Net Assets Resulting from Operations 481,784 181,356
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (234,056) (230,586)
Total Dividends and Distributions (234,056) (230,586)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(2,808,838) 129,211
Total Increase (Decrease) in Net Assets (2,561,110) 79,981
Net Assets
Beginning of period ..........................................................................................................................
3,159,560 3,079,579
End of period ................................................................................................................................
$ 598,450 $ 3,159,560
Institutional
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold .............................................................................................................. $ 636,516
Reinvested ......................................................................................................... 234,045
Redeemed ..........................................................................................................
(3,679,399)
Net Increase (Decrease)
$ (2,808,838)
Shares:
Sold .............................................................................................................. 77,599
Reinvested ......................................................................................................... 28,552
Redeemed ..........................................................................................................
(440,883)
Net Increase (Decrease)
(334,732)
Year Ended October 31, 2023
Dollars:
Sold .............................................................................................................. $ 320,852
Reinvested ......................................................................................................... 230,586
Redeemed ..........................................................................................................
(422,227)
Net Increase (Decrease)
$ 129,211
Shares:
Sold .............................................................................................................. 40,276
Reinvested ......................................................................................................... 29,097
Redeemed ..........................................................................................................
(52,934)
Net Increase (Decrease)
16,439
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments .................................................................. $ (234,056)
Total Dividends and Distributions
$ (234,056)
Year Ended October 31, 2023
From net investment income and net realized gain on investments .................................................................. $ (230,586)
Total Dividends and Distributions
$ (230,586)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands High Yield Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 184,637 $ 135,628
Net realized gain (loss) on investments and foreign currencies ............................................................................. (28,848) (24,093)
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies ...............................................
203,692 25,453
Net Increase (Decrease) in Net Assets Resulting from Operations 359,481 136,988
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (186,299) (139,190)
Total Dividends and Distributions (186,299) (139,190)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
3,363,425 151,981
Total Increase (Decrease) in Net Assets 3,536,607 149,779
Net Assets
Beginning of period ..........................................................................................................................
2,313,896 2,164,117
End of period ................................................................................................................................
$ 5,850,503 $ 2,313,896
Class A Class C Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold .............................................................................. $ 179,731 $ 4,085 $ 353,964 $ 3,580,232
Reinvested ......................................................................... 24,587 1,473 82,990 67,494
Redeemed ..........................................................................
(230,309) (12,646) (360,074) (328,102)
Net Increase (Decrease)
$ (25,991) $ (7,088) $ 76,880 $ 3,319,624
Shares:
Sold .............................................................................. 26,757 597 53,569 527,397
Reinvested ......................................................................... 3,648 216 12,431 10,063
Redeemed ..........................................................................
(34,361) (1,853) (54,174) (48,882)
Net Increase (Decrease)
(3,956) (1,040) 11,826 488,578
Year Ended October 31, 2023
Dollars:
Sold .............................................................................. $ 209,529 $ 4,090 $ 466,012 $ 291,252
Reinvested ......................................................................... 23,640 1,740 70,505 32,987
Redeemed ..........................................................................
(247,524) (16,630) (492,637) (190,983)
Net Increase (Decrease)
$ (14,355) $ (10,800) $ 43,880 $ 133,256
Shares:
Sold .............................................................................. 32,463 625 72,837 45,404
Reinvested ......................................................................... 3,662 266 11,019 5,156
Redeemed ..........................................................................
(38,317) (2,543) (77,211) (29,864)
Net Increase (Decrease)
(2,192) (1,652) 6,645 20,696
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments .................................. $ (26,086) $ (1,489) $ (87,201) $ (71,523)
Total Dividends and Distributions
$ (26,086) $ (1,489) $ (87,201) $ (71,523)
Year Ended October 31, 2023
From net investment income and net realized gain on investments .................................. $ (25,115) $ (1,756) $ (74,140) $ (38,179)
Total Dividends and Distributions
$ (25,115) $ (1,756) $ (74,140) $ (38,179)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Inflation Protection Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 63,471 $ 59,016
Net realized gain (loss) on investments , foreign currencies , futures , options and swaptions , short sales and swap agreements ............ (51,949) (61,219)
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies , futures , options and swaptions and swap agreements .............................................................................................................................
120,057 (4,040)
Net Increase (Decrease) in Net Assets Resulting from Operations 131,579 (6,243)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (53,740) (94,099)
Total Dividends and Distributions (53,740) (94,099)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
689,127 (77,747)
Total Increase (Decrease) in Net Assets 766,966 (178,089)
Net Assets
Beginning of period ..........................................................................................................................
1,471,972 1,650,061
End of period ................................................................................................................................
$ 2,238,938 $ 1,471,972
Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ......................................................... $ 2,333 $ 1,001,932 $ 344 $ 1,406 $ 873 $ 195
Reinvested .................................................... 488 52,998 20 154 25 55
Redeemed .....................................................
(5,827) (360,780) (551) (1,802) (577) (2,159)
Net Increase (Decrease)
$ (3,006) $ 694,150 $ (187) $ (242) $ 321 $ (1,909)
Shares:
Sold ......................................................... 320 129,243 48 191 117 26
Reinvested .................................................... 67 6,883 3 21 3 7
Redeemed .....................................................
(804) (46,546) (77) (247) (76) (285)
Net Increase (Decrease)
(417) 89,580 (26) (35) 44 (252)
Year Ended October 31, 2023
Dollars:
Sold ......................................................... $ 2,616 $ 174,642 $ 82 $ 1,130 $ 557 $ 1,408
Reinvested .................................................... 1,031 92,111 36 400 236 285
Redeemed .....................................................
(6,589) (337,108) (65) (3,148) (3,209) (2,162)
Net Increase (Decrease)
$ (2,942) $ (70,355) $ 53 $ (1,618) $ (2,416) $ (469)
Shares:
Sold ......................................................... 355 22,375 12 150 74 182
Reinvested .................................................... 143 12,025 5 55 32 38
Redeemed .....................................................
(893) (42,285) (9) (424) (439) (283)
Net Increase (Decrease)
(395) (7,885) 8 (219) (333) (63)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............. $ (488) $ (52,998) $ (20) $ (154) $ (25) $ (55)
Total Dividends and Distributions
$ (488) $ (52,998) $ (20) $ (154) $ (25) $ (55)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............. $ (1,031) $ (92,111) $ (36) $ (400) $ (236) $ (285)
Total Dividends and Distributions
$ (1,031) $ (92,111) $ (36) $ (400) $ (236) $ (285)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands International Equity Fund
(a)
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 6,295 $ 9,322
Net realized gain (loss) on investments and foreign currencies ............................................................................. 58,462 (3,421)
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies ...............................................
2,722 23,335
Net Increase (Decrease) in Net Assets Resulting from Operations 67,479 29,236
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (9,044) (8,890)
Total Dividends and Distributions (9,044) (8,890)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(100,201) (21,771)
Total Increase (Decrease) in Net Assets (41,766) (1,425)
Net Assets
Beginning of period ..........................................................................................................................
273,466 274,891
End of period ................................................................................................................................
$ 231,700 $ 273,466
Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ......................................................... $ 10,079 $ 159 $ 144 $ 18 $ 254 $ 66,233
Reinvested .................................................... 2,819 27 25 8 64 4,791
Redeemed .....................................................
(99,235) (134) (235) (74) (368) (84,776)
Net Increase (Decrease)
$ (86,337) $ 52 $ (66) $ (48) $ (50) $ (13,752)
Shares:
Sold ......................................................... 724 11 10 1 18 4,775
Reinvested .................................................... 212 2 2 1 5 361
Redeemed .....................................................
(7,063) (9) (17) (5) (26) (5,929)
Net Increase (Decrease)
(6,127) 4 (5) (3) (3) (793)
Year Ended October 31, 2023
Dollars:
Sold ......................................................... $ 36,853 $ 217 $ 193 $ 61 $ 1,979 $ 23,151
Reinvested .................................................... 2,720 21 39 53 17 4,900
Redeemed .....................................................
(45,842) (196) (1,084) (1,839) (478) (42,536)
Net Increase (Decrease)
$ (6,269) $ 42 $ (852) $ (1,725) $ 1,518 $ (14,485)
Shares:
Sold ......................................................... 2,921 17 16 6 164 1,847
Reinvested .................................................... 231 2 3 4 1 417
Redeemed .....................................................
(3,649) (15) (85) (152) (37) (3,342)
Net Increase (Decrease)
(497) 4 (66) (142) 128 (1,078)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............. $ (2,874) $ (27) $ (25) $ (8) $ (64) $ (6,046)
Total Dividends and Distributions
$ (2,874) $ (27) $ (25) $ (8) $ (64) $ (6,046)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............. $ (2,769) $ (21) $ (39) $ (53) $ (17) $ (5,991)
Total Dividends and Distributions
$ (2,769) $ (21) $ (39) $ (53) $ (17) $ (5,991)
(a)
Effective July 31, 2024, International Fund I changed its name to International Equity Fund.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands LargeCap Growth Fund I
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 3,598 $ (1,169)
Net realized gain (loss) on investments and futures ......................................................................................... 2,999,291 743,379
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
589,369 887,095
Net Increase (Decrease) in Net Assets Resulting from Operations 3,592,258 1,629,305
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (693,832) (970,970)
Total Dividends and Distributions (693,832) (970,970)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(3,309,854) 262,742
Total Increase (Decrease) in Net Assets (411,428) 921,077
Net Assets
Beginning of period ..........................................................................................................................
10,483,885 9,562,808
End of period ................................................................................................................................
$ 10,072,457 $ 10,483,885
Class A Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold .................................... $ 21,554 $ 50,299 $ 122,781 $ 1,024 $ 9,670 $ 10,086 $ 12,122 $ 535,474
Reinvested ............................... 29,057 29,333 161,110 817 5,083 3,615 10,181 452,427
Redeemed ................................
(71,700) (68,361) (2,563,754) (2,884) (25,431) (30,965) (76,700) (1,924,692)
Net Increase (Decrease)
$ (21,089) $ 11,271 $ (2,279,863) $ (1,043) $ (10,678) $ (17,264) $ (54,397) $ (936,791)
Shares:
Sold .................................... 1,235 3,801 6,658 76 624 634 698 27,504
Reinvested ............................... 1,829 2,473 9,421 67 364 246 642 26,396
Redeemed ................................
(4,040) (5,149) (141,759) (208) (1,626) (1,882) (4,461) (100,498)
Net Increase (Decrease)
(976) 1,125 (125,680) (65) (638) (1,002) (3,121) (46,598)
Year Ended October 31, 2023
Dollars:
Sold .................................... $ 25,470 $ 45,787 $ 234,682 $ 1,356 $ 10,178 $ 8,430 $ 16,955 $ 673,776
Reinvested ............................... 40,388 36,370 238,720 1,144 6,902 5,381 16,778 622,445
Redeemed ................................
(54,588) (40,543) (493,104) (2,580) (14,679) (16,878) (52,692) (1,046,956)
Net Increase (Decrease)
$ 11,270 $ 41,614 $ (19,702) $ (80) $ 2,401 $ (3,067) $ (18,959) $ 249,265
Shares:
Sold .................................... 1,738 4,073 15,610 122 793 640 1,192 43,880
Reinvested ............................... 3,294 3,898 18,237 119 633 473 1,373 47,479
Redeemed ................................
(3,804) (3,710) (32,300) (220) (1,164) (1,274) (3,652) (67,828)
Net Increase (Decrease)
1,228 4,261 1,547 21 262 (161) (1,087) 23,531
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on
investments ............................... $ (29,506) $ (29,394) $ (162,746) $ (817) $ (5,124) $ (3,615) $ (10,181) $ (452,449)
Total Dividends and Distributions
$ (29,506) $ (29,394) $ (162,746) $ (817) $ (5,124) $ (3,615) $ (10,181) $ (452,449)
Year Ended October 31, 2023
From net investment income and net realized gain on
investments ............................... $ (41,160) $ (36,417) $ (240,663) $ (1,144) $ (6,951) $ (5,381) $ (16,778) $ (622,476)
Total Dividends and Distributions
$ (41,160) $ (36,417) $ (240,663) $ (1,144) $ (6,951) $ (5,381) $ (16,778) $ (622,476)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands LargeCap S&P 500 Index Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 102,062 $ 88,355
Net realized gain (loss) on investments and futures ......................................................................................... 140,516 218,075
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
2,065,437 234,142
Net Increase (Decrease) in Net Assets Resulting from Operations 2,308,015 540,572
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (279,092) (152,697)
Total Dividends and Distributions (279,092) (152,697)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
494,419 207,054
Total Increase (Decrease) in Net Assets 2,523,342 594,929
Net Assets
Beginning of period ..........................................................................................................................
6,142,637 5,547,708
End of period ................................................................................................................................
$ 8,665,979 $ 6,142,637
Class A Class C Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold .................................... $ 75,556 N/A $ 167,428 $ 1,181,649 $ 2,737 $ 30,446 $ 31,167 $ 58,639
Reinvested ............................... 25,910 N/A 40,038 192,168 435 5,519 4,375 10,019
Redeemed ................................
(112,622) N/A (153,959) (890,819) (3,641) (47,058) (36,789) (86,779)
Net Increase (Decrease)
$ (11,156) N/A $ 53,507 $ 482,998 $ (469) $ (11,093) $ (1,247) $ (18,121)
Shares:
Sold .................................... 2,981 N/A 6,675 45,312 109 1,194 1,238 2,247
Reinvested ............................... 1,116 N/A 1,749 8,269 19 237 187 423
Redeemed ................................
(4,435) N/A (6,104) (35,138) (139) (1,845) (1,429) (3,338)
Net Increase (Decrease)
(338) N/A 2,320 18,443 (11) (414) (4) (668)
Year Ended October 31, 2023
(a)
Dollars:
Sold .................................... $ 109,916 $ 2,508 $ 101,983 $ 1,000,055 $ 2,357 $ 29,350 $ 23,956 $ 39,745
Reinvested ............................... 14,068 740 22,116 103,161 239 2,944 2,504 6,581
Redeemed ................................
(90,345) (51,334) (97,831) (854,636) (3,558) (38,481) (36,321) (82,663)
Net Increase (Decrease)
$ 33,639 $ (48,086) $ 26,268 $ 248,580 $ (962) $ (6,187) $ (9,861) $ (36,337)
Shares:
Sold .................................... 5,207 129 4,857 47,660 112 1,389 1,137 1,857
Reinvested ............................... 723 40 1,153 5,303 12 151 128 332
Redeemed ................................
(4,282) (2,529) (4,703) (40,851) (168) (1,835) (1,717) (3,840)
Net Increase (Decrease)
1,648 (2,360) 1,307 12,112 (44) (295) (452) (1,651)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on
investments ............................... $ (26,467) $ N/A $ (40,087) $ (192,190) $ (435) $ (5,519) $ (4,375) $ (10,019)
Total Dividends and Distributions
$ (26,467) $ N/A $ (40,087) $ (192,190) $ (435) $ (5,519) $ (4,375) $ (10,019)
Year Ended October 31, 2023
(a)
From net investment income and net realized gain on
investments ............................... $ (14,375) $ (746) $ (22,140) $ (103,168) $ (239) $ (2,944) $ (2,504) $ (6,581)
Total Dividends and Distributions
$ (14,375) $ (746) $ (22,140) $ (103,168) $ (239) $ (2,944) $ (2,504) $ (6,581)
(a)
Class C shares discontinued operations and converted to Class A shares on May 19, 2023.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands LargeCap Value Fund III
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 52,191 $ 43,234
Net realized gain (loss) on investments and futures ......................................................................................... 249,365 67,025
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
500,379 (112,229)
Net Increase (Decrease) in Net Assets Resulting from Operations 801,935 (1,970)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (93,690) (255,076)
Total Dividends and Distributions (93,690) (255,076)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
430,790 171,418
Total Increase (Decrease) in Net Assets 1,139,035 (85,628)
Net Assets
Beginning of period ..........................................................................................................................
2,649,451 2,735,079
End of period ................................................................................................................................
$ 3,788,486 $ 2,649,451
Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ......................................................... $ 3,825 $ 783,183 $ 457 $ 1,248 $ 70 $ 760
Reinvested .................................................... 2,506 90,694 92 162 36 185
Redeemed .....................................................
(12,838) (433,705) (1,137) (1,946) (376) (2,426)
Net Increase (Decrease)
$ (6,507) $ 440,172 $ (588) $ (536) $ (270) $ (1,481)
Shares:
Sold ......................................................... 205 41,333 25 61 4 39
Reinvested .................................................... 143 5,063 5 8 2 10
Redeemed .....................................................
(697) (22,714) (60) (94) (20) (122)
Net Increase (Decrease)
(349) 23,682 (30) (25) (14) (73)
Year Ended October 31, 2023
Dollars:
Sold ......................................................... $ 7,737 $ 446,915 $ 385 $ 1,577 $ 343 $ 1,444
Reinvested .................................................... 7,902 245,642 351 500 179 500
Redeemed .....................................................
(13,230) (523,787) (957) (1,675) (1,164) (1,244)
Net Increase (Decrease)
$ 2,409 $ 168,770 $ (221) $ 402 $ (642) $ 700
Shares:
Sold ......................................................... 444 26,032 22 85 20 83
Reinvested .................................................... 476 14,493 21 28 10 29
Redeemed .....................................................
(783) (30,320) (55) (90) (68) (70)
Net Increase (Decrease)
137 10,205 (12) 23 (38) 42
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............. $ (2,512) $ (90,703) $ (92) $ (162) $ (36) $ (185)
Total Dividends and Distributions
$ (2,512) $ (90,703) $ (92) $ (162) $ (36) $ (185)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............. $ (7,903) $ (245,643) $ (351) $ (500) $ (179) $ (500)
Total Dividends and Distributions
$ (7,903) $ (245,643) $ (351) $ (500) $ (179) $ (500)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands MidCap Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 99,837 $ (9,108)
Net realized gain (loss) on investments and foreign currencies ............................................................................. 903,742 555,663
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
6,629,069 714,958
Net Increase (Decrease) in Net Assets Resulting from Operations 7,632,648 1,261,513
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (539,512) (566,463)
Total Dividends and Distributions (539,512) (566,463)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
2,776,803 (978,780)
Total Increase (Decrease) in Net Assets 9,869,939 (283,730)
Net Assets
Beginning of period ..........................................................................................................................
18,214,322 18,498,052
End of period ................................................................................................................................
$ 28,084,261 $ 18,214,322
Class A Class C Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold .......................... $ 210,410 $ 4,271 $ 14,804 $ 3,323,888 $ 8,855 $ 6,141 $ 7,424 $ 27,606 $ 3,299,231
Reinvested ..................... 42,950 1,033 9,096 239,184 2,720 1,244 1,322 6,331 154,952
Redeemed ......................
(414,789) (10,757) (40,145) (2,317,620) (9,834) (11,798) (10,913) (52,067) (1,716,736)
Net Increase (Decrease)
$ (161,429) $ (5,453) $ (16,245) $ 1,245,452 $ 1,741 $ (4,413) $ (2,167) $ (18,130) $ 1,737,447
Shares:
Sold .......................... 5,344 132 397 80,671 253 164 186 696 79,022
Reinvested ..................... 1,182 34 261 6,305 85 36 36 171 4,076
Redeemed ......................
(10,795) (329) (1,060) (56,672) (285) (312) (274) (1,294) (41,372)
Net Increase (Decrease)
(4,269) (163) (402) 30,304 53 (112) (52) (427) 41,726
Year Ended October 31, 2023
Dollars:
Sold .......................... $ 147,607 $ 2,726 $ 6,262 $ 1,805,590 $ 2,999 $ 4,831 $ 4,729 $ 31,089 $ 2,106,752
Reinvested ..................... 47,800 1,440 9,751 274,727 2,995 1,445 1,534 9,397 122,537
Redeemed ......................
(253,939) (15,481) (25,195) (3,548,645) (10,979) (11,503) (12,065) (128,492) (1,556,692)
Net Increase (Decrease)
$ (58,532) $ (11,315) $ (9,182) $ (1,468,328) $ (4,985) $ (5,227) $ (5,802) $ (88,006) $ 672,597
Shares:
Sold .......................... 4,557 99 199 53,637 105 154 142 946 61,243
Reinvested ..................... 1,523 55 324 8,422 107 48 48 295 3,753
Redeemed ......................
(7,820) (564) (807) (104,725) (382) (365) (360) (3,957) (46,404)
Net Increase (Decrease)
(1,740) (410) (284) (42,666) (170) (163) (170) (2,716) 18,592
Dividends and Distributions to
Shareholders:
Year Ended October 31, 2024
From net investment income and net
realized gain on investments ......... $ (45,426) $ (1,043) $ (9,105) $ (263,088) $ (2,720) $ (1,251) $ (1,322) $ (6,332) $ (209,225)
Total Dividends and Distributions
$ (45,426) $ (1,043) $ (9,105) $ (263,088) $ (2,720) $ (1,251) $ (1,322) $ (6,332) $ (209,225)
Year Ended October 31, 2023
From net investment income and net
realized gain on investments ......... $ (50,669) $ (1,456) $ (9,754) $ (305,189) $ (2,995) $ (1,451) $ (1,534) $ (9,402) $ (184,013)
Total Dividends and Distributions
$ (50,669) $ (1,456) $ (9,754) $ (305,189) $ (2,995) $ (1,451) $ (1,534) $ (9,402) $ (184,013)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands MidCap Growth Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ (551) $ (610)
Net realized gain (loss) on investments ...................................................................................................... 13,456 4,296
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
43,226 (13,543)
Net Increase (Decrease) in Net Assets Resulting from Operations 56,131 (9,857)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – –
Total Dividends and Distributions – –
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(37,827) (32,430)
Total Increase (Decrease) in Net Assets 18,304 (42,287)
Net Assets
Beginning of period ..........................................................................................................................
193,934 236,221
End of period ................................................................................................................................
$ 212,238 $ 193,934
Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ......................................................... $ 5,614 $ 29,496 $ 83 $ 2,639 $ 847 $ 1,027
Redeemed .....................................................
(18,351) (47,691) (239) (8,281) (1,345) (1,626)
Net Increase (Decrease)
$ (12,737) $ (18,195) $ (156) $ (5,642) $ (498) $ (599)
Shares:
Sold ......................................................... 856 3,041 13 307 89 99
Redeemed .....................................................
(2,816) (4,966) (35) (938) (142) (158)
Net Increase (Decrease)
(1,960) (1,925) (22) (631) (53) (59)
Year Ended October 31, 2023
Dollars:
Sold ......................................................... $ 8,677 $ 27,572 $ 122 $ 3,465 $ 692 $ 1,247
Redeemed .....................................................
(15,630) (49,966) (192) (4,859) (877) (2,681)
Net Increase (Decrease)
$ (6,953) $ (22,394) $ (70) $ (1,394) $ (185) $ (1,434)
Shares:
Sold ......................................................... 1,438 3,064 20 439 82 134
Redeemed .....................................................
(2,633) (5,542) (29) (614) (100) (290)
Net Increase (Decrease)
(1,195) (2,478) (9) (175) (18) (156)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............. $ – $ – $ – $ – $ – $ –
Total Dividends and Distributions
$ – $ – $ – $ – $ – $ –
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............. $ – $ – $ – $ – $ – $ –
Total Dividends and Distributions
$ – $ – $ – $ – $ – $ –

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands MidCap Growth Fund III
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ (870) $ (1,340)
Net realized gain (loss) on investments and futures ......................................................................................... 234,023 88,205
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
7,797 (100,508)
Net Increase (Decrease) in Net Assets Resulting from Operations 240,950 (13,643)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (86,313) (21,268)
Total Dividends and Distributions (86,313) (21,268)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(794,660) (55,031)
Total Increase (Decrease) in Net Assets (640,023) (89,942)
Net Assets
Beginning of period ..........................................................................................................................
1,078,084 1,168,026
End of period ................................................................................................................................
$ 438,061 $ 1,078,084
Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ......................................................... $ 2,266 $ 94,718 $ 187 $ 700 $ 970 $ 427
Reinvested .................................................... 4,200 81,327 123 247 165 236
Redeemed .....................................................
(6,120) (969,941) (289) (1,295) (1,155) (1,426)
Net Increase (Decrease)
$ 346 $ (793,896) $ 21 $ (348) $ (20) $ (763)
Shares:
Sold ......................................................... 296 7,940 26 72 89 37
Reinvested .................................................... 571 7,255 17 26 16 21
Redeemed .....................................................
(798) (83,574) (39) (132) (108) (123)
Net Increase (Decrease)
69 (68,379) 4 (34) (3) (65)
Year Ended October 31, 2023
Dollars:
Sold ......................................................... $ 3,518 $ 122,806 $ 179 $ 969 $ 185 $ 883
Reinvested .................................................... 1,005 20,086 32 72 27 46
Redeemed .....................................................
(5,292) (196,830) (337) (1,813) (172) (395)
Net Increase (Decrease)
$ (769) $ (53,938) $ (126) $ (772) $ 40 $ 534
Shares:
Sold ......................................................... 465 10,959 25 103 18 81
Reinvested .................................................... 144 1,971 5 8 3 5
Redeemed .....................................................
(699) (17,915) (47) (193) (16) (36)
Net Increase (Decrease)
(90) (4,985) (17) (82) 5 50
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............. $ (4,215) $ (81,327) $ (123) $ (247) $ (165) $ (236)
Total Dividends and Distributions
$ (4,215) $ (81,327) $ (123) $ (247) $ (165) $ (236)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............. $ (1,005) $ (20,086) $ (32) $ (72) $ (27) $ (46)
Total Dividends and Distributions
$ (1,005) $ (20,086) $ (32) $ (72) $ (27) $ (46)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands MidCap S&P 400 Index Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 18,789 $ 17,499
Net realized gain (loss) on investments and futures ......................................................................................... 170,317 46,482
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
194,282 (78,084)
Net Increase (Decrease) in Net Assets Resulting from Operations 383,388 (14,103)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (51,176) (86,811)
Total Dividends and Distributions (51,176) (86,811)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(282,404) 85,014
Total Increase (Decrease) in Net Assets 49,808 (15,900)
Net Assets
Beginning of period ..........................................................................................................................
1,223,412 1,239,312
End of period ................................................................................................................................
$ 1,273,220 $ 1,223,412
Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ............................................... $ 13,425 $ 61,402 $ 994 $ 9,089 $ 9,739 $ 20,828 $ 165,034
Reinvested .......................................... 5,164 7,313 178 2,080 1,410 2,866 32,040
Redeemed ...........................................
(20,998) (88,287) (2,176) (20,246) (16,204) (30,874) (435,181)
Net Increase (Decrease)
$ (2,409) $ (19,572) $ (1,004) $ (9,077) $ (5,055) $ (7,180) $ (238,107)
Shares:
Sold ............................................... 608 2,663 44 382 412 854 7,210
Reinvested .......................................... 245 332 8 92 62 125 1,457
Redeemed ...........................................
(947) (3,833) (95) (852) (677) (1,276) (18,523)
Net Increase (Decrease)
(94) (838) (43) (378) (203) (297) (9,856)
Year Ended October 31, 2023
Dollars:
Sold ............................................... $ 13,993 $ 109,872 $ 734 $ 11,349 $ 9,197 $ 16,021 $ 211,093
Reinvested .......................................... 9,062 12,693 343 4,261 2,647 6,198 51,390
Redeemed ...........................................
(17,471) (112,122) (1,023) (19,412) (13,880) (35,184) (174,747)
Net Increase (Decrease)
$ 5,584 $ 10,443 $ 54 $ (3,802) $ (2,036) $ (12,965) $ 87,736
Shares:
Sold ............................................... 699 5,231 36 532 432 740 10,228
Reinvested .......................................... 479 644 18 211 130 302 2,608
Redeemed ...........................................
(881) (5,375) (50) (903) (643) (1,616) (8,399)
Net Increase (Decrease)
297 500 4 (160) (81) (574) 4,437
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ... $ (5,174) $ (7,428) $ (178) $ (2,080) $ (1,410) $ (2,866) $ (32,040)
Total Dividends and Distributions
$ (5,174) $ (7,428) $ (178) $ (2,080) $ (1,410) $ (2,866) $ (32,040)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ... $ (9,077) $ (12,895) $ (343) $ (4,261) $ (2,647) $ (6,198) $ (51,390)
Total Dividends and Distributions
$ (9,077) $ (12,895) $ (343) $ (4,261) $ (2,647) $ (6,198) $ (51,390)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands MidCap Value Fund I
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 44,128 $ 52,195
Net realized gain (loss) on investments and futures ......................................................................................... 507,889 125,149
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
375,822 (229,023)
Net Increase (Decrease) in Net Assets Resulting from Operations 927,839 (51,679)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (173,151) (253,175)
Total Dividends and Distributions (173,151) (253,175)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(1,332,510) 87,431
Total Increase (Decrease) in Net Assets (577,822) (217,423)
Net Assets
Beginning of period ..........................................................................................................................
3,418,165 3,635,588
End of period ................................................................................................................................
$ 2,840,343 $ 3,418,165
Class A Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold .................................... $ 4,804 $ 4,989 $ 177,063 $ 225 $ 1,867 $ 632 $ 6,256 $ 192,516
Reinvested ............................... 1,851 7,886 50,961 90 470 379 1,314 106,679
Redeemed ................................
(9,413) (25,047) (270,998) (676) (3,656) (2,938) (12,352) (1,565,412)
Net Increase (Decrease)
$ (2,758) $ (12,172) $ (42,974) $ (361) $ (1,319) $ (1,927) $ (4,782) $ (1,266,217)
Shares:
Sold .................................... 274 290 10,266 15 112 37 364 11,205
Reinvested ............................... 114 492 3,128 6 29 24 81 6,530
Redeemed ................................
(550) (1,482) (15,944) (42) (219) (175) (728) (88,494)
Net Increase (Decrease)
(162) (700) (2,550) (21) (78) (114) (283) (70,759)
Year Ended October 31, 2023
Dollars:
Sold .................................... $ 5,800 $ 10,725 $ 381,509 $ 224 $ 2,865 $ 2,496 $ 9,302 $ 220,834
Reinvested ............................... 3,013 12,064 77,708 158 741 623 2,096 154,089
Redeemed ................................
(11,087) (25,731) (393,911) (637) (4,252) (4,078) (8,809) (348,311)
Net Increase (Decrease)
$ (2,274) $ (2,942) $ 65,306 $ (255) $ (646) $ (959) $ 2,589 $ 26,612
Shares:
Sold .................................... 364 676 23,893 14 183 160 584 13,892
Reinvested ............................... 196 793 5,029 11 49 41 137 9,948
Redeemed ................................
(707) (1,656) (24,890) (42) (270) (260) (561) (22,191)
Net Increase (Decrease)
(147) (187) 4,032 (17) (38) (59) 160 1,649
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on
investments ............................... $ (1,861) $ (7,902) $ (54,454) $ (90) $ (470) $ (379) $ (1,314) $ (106,681)
Total Dividends and Distributions
$ (1,861) $ (7,902) $ (54,454) $ (90) $ (470) $ (379) $ (1,314) $ (106,681)
Year Ended October 31, 2023
From net investment income and net realized gain on
investments ............................... $ (3,038) $ (12,073) $ (80,357) $ (158) $ (741) $ (623) $ (2,096) $ (154,089)
Total Dividends and Distributions
$ (3,038) $ (12,073) $ (80,357) $ (158) $ (741) $ (623) $ (2,096) $ (154,089)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Money Market Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 50,745 $ 43,022
Net realized gain (loss) on investments ...................................................................................................... – 1
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
– –
Net Increase (Decrease) in Net Assets Resulting from Operations 50,745 43,023
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (50,745) (43,023)
Total Dividends and Distributions (50,745) (43,023)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
53,496 17,671
Total Increase (Decrease) in Net Assets 53,496 17,671
Net Assets
Beginning of period ..........................................................................................................................
996,332 978,661
End of period ................................................................................................................................
$ 1,049,828 $ 996,332
Class A Class J
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ................................................................................................... $ 176,254 $ 238,989
Reinvested .............................................................................................. 16,551 33,594
Redeemed ...............................................................................................
(185,692) (226,200)
Net Increase (Decrease)
$ 7,113 $ 46,383
Shares:
Sold ................................................................................................... 176,254 238,989
Reinvested .............................................................................................. 16,551 33,594
Redeemed ...............................................................................................
(185,692) (226,200)
Net Increase (Decrease)
7,113 46,383
Year Ended October 31, 2023
Dollars:
Sold ................................................................................................... $ 205,853 $ 237,445
Reinvested .............................................................................................. 14,795 27,683
Redeemed ...............................................................................................
(231,649) (236,456)
Net Increase (Decrease)
$ (11,001) $ 28,672
Shares:
Sold ................................................................................................... 205,853 237,445
Reinvested .............................................................................................. 14,795 27,683
Redeemed ...............................................................................................
(231,649) (236,456)
Net Increase (Decrease)
(11,001) 28,672
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ....................................................... $ (16,902) $ (33,843)
Total Dividends and Distributions
$ (16,902) $ (33,843)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ....................................................... $ (15,098) $ (27,925)
Total Dividends and Distributions
$ (15,098) $ (27,925)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Overseas Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 61,138 $ 63,041
Net realized gain (loss) on investments , foreign currencies and futures ..................................................................... 244,432 97,108
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies and futures ......................................
105,772 215,727
Net Increase (Decrease) in Net Assets Resulting from Operations 411,342 375,876
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (146,491) (150,333)
Total Dividends and Distributions (146,491) (150,333)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(1,250,426) 214,393
Total Increase (Decrease) in Net Assets (985,575) 439,936
Net Assets
Beginning of period ..........................................................................................................................
2,144,649 1,704,713
End of period ................................................................................................................................
$ 1,159,074 $ 2,144,649
Institutional R-1 R-3 R-4
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold .............................................................................. $ 303,136 N/A $ 163 $ 172
Reinvested ......................................................................... 146,377 N/A 46 56
Redeemed ..........................................................................
(1,699,449) N/A (743) (184)
Net Increase (Decrease)
$ (1,249,936) N/A $ (534) $ 44
Shares:
Sold .............................................................................. 28,279 N/A 16 17
Reinvested ......................................................................... 13,686 N/A 4 5
Redeemed ..........................................................................
(151,885) N/A (68) (17)
Net Increase (Decrease)
(109,920) N/A (48) 5
Year Ended October 31, 2023
(a)
Dollars:
Sold .............................................................................. $ 481,485 – $ 244 $ 310
Reinvested ......................................................................... 150,243 1 39 48
Redeemed ..........................................................................
(417,748) (37) (85) (107)
Net Increase (Decrease)
$ 213,980 $ (36) $ 198 $ 251
Shares:
Sold .............................................................................. 46,645 – 24 29
Reinvested ......................................................................... 16,054 – 4 5
Redeemed ..........................................................................
(40,428) (4) (8) (10)
Net Increase (Decrease)
22,271 (4) 20 24
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments .................................. $ (146,389) $ N/A $ (46) $ (56)
Total Dividends and Distributions
$ (146,389) $ N/A $ (46) $ (56)
Year Ended October 31, 2023
(a)
From net investment income and net realized gain on investments .................................. $ (150,245) $ (1) $ (39) $ (48)
Total Dividends and Distributions
$ (150,245) $ (1) $ (39) $ (48)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on January 13, 2023.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal Capital Appreciation Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 34,205 $ 32,082
Net realized gain (loss) on investments and foreign currencies ............................................................................. 316,148 11,252
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
1,015,431 262,932
Net Increase (Decrease) in Net Assets Resulting from Operations 1,365,784 306,266
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (34,748) (27,304)
Total Dividends and Distributions (34,748) (27,304)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(162,870) 84,366
Total Increase (Decrease) in Net Assets 1,168,166 363,328
Net Assets
Beginning of period ..........................................................................................................................
3,502,028 3,138,700
End of period ................................................................................................................................
$ 4,670,194 $ 3,502,028
Class A Class C Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ............................................... $ 47,544 N/A $ 486,377 $ 206 $ 11,877 $ 2,501 $ 8,218
Reinvested .......................................... 8,457 N/A 25,691 2 159 69 266
Redeemed ...........................................
(140,298) N/A (592,609) (352) (4,191) (1,483) (15,304)
Net Increase (Decrease)
$ (84,297) N/A $ (80,541) $ (144) $ 7,845 $ 1,087 $ (6,820)
Shares:
Sold ............................................... 648 N/A 6,491 3 160 33 110
Reinvested .......................................... 127 N/A 373 – 2 1 4
Redeemed ...........................................
(1,936) N/A (7,804) (5) (57) (20) (200)
Net Increase (Decrease)
(1,161) N/A (940) (2) 105 14 (86)
Year Ended October 31, 2023
(a)
Dollars:
Sold ............................................... $ 54,736 $ 1,349 $ 423,511 $ 153 $ 7,964 $ 2,293 $ 5,272
Reinvested .......................................... 6,978 81 19,818 2 80 50 217
Redeemed ...........................................
(107,357) (25,101) (293,407) (527) (4,815) (2,426) (4,505)
Net Increase (Decrease)
$ (45,643) $ (23,671) $ 149,922 $ (372) $ 3,229 $ (83) $ 984
Shares:
Sold ............................................... 952 42 6,941 3 136 40 91
Reinvested .......................................... 132 3 363 – 2 1 4
Redeemed ...........................................
(1,865) (756) (4,893) (9) (85) (43) (76)
Net Increase (Decrease)
(781) (711) 2,411 (6) 53 (2) 19
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ... $ (8,560) $ N/A $ (25,692) $ (2) $ (159) $ (69) $ (266)
Total Dividends and Distributions
$ (8,560) $ N/A $ (25,692) $ (2) $ (159) $ (69) $ (266)
Year Ended October 31, 2023
(a)
From net investment income and net realized gain on investments ... $ (7,055) $ (81) $ (19,819) $ (2) $ (80) $ (50) $ (217)
Total Dividends and Distributions
$ (7,055) $ (81) $ (19,819) $ (2) $ (80) $ (50) $ (217)
(a)
Class C shares discontinued operations and converted to Class A shares on May 19, 2023.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2015 Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 7,570 $ 7,764
Net realized gain (loss) on investments ...................................................................................................... 9,733 5,772
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
21,833 (2,955)
Net Increase (Decrease) in Net Assets Resulting from Operations 39,136 10,581
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (11,718) (20,119)
Total Dividends and Distributions (11,718) (20,119)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(38,427) (14,216)
Total Increase (Decrease) in Net Assets (11,009) (23,754)
Net Assets
Beginning of period ..........................................................................................................................
247,305 271,059
End of period ................................................................................................................................
$ 236,296 $ 247,305
Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold .................................................................... $ 16,787 $ 88 $ 1,326 $ 976 $ 1,118
Reinvested ............................................................... 9,832 57 699 337 793
Redeemed ................................................................
(55,736) (134) (6,156) (782) (7,632)
Net Increase (Decrease)
$ (29,117) $ 11 $ (4,131) $ 531 $ (5,721)
Shares:
Sold .................................................................... 1,961 10 162 117 133
Reinvested ............................................................... 1,171 7 86 41 96
Redeemed ................................................................
(6,546) (16) (745) (94) (906)
Net Increase (Decrease)
(3,414) 1 (497) 64 (677)
Year Ended October 31, 2023
Dollars:
Sold .................................................................... $ 19,436 $ 101 $ 2,120 $ 1,221 $ 1,750
Reinvested ............................................................... 16,727 144 1,290 587 1,371
Redeemed ................................................................
(47,473) (851) (5,092) (1,719) (3,828)
Net Increase (Decrease)
$ (11,310) $ (606) $ (1,682) $ 89 $ (707)
Shares:
Sold .................................................................... 2,372 13 266 148 219
Reinvested ............................................................... 2,090 19 166 75 175
Redeemed ................................................................
(5,778) (107) (635) (214) (478)
Net Increase (Decrease)
(1,316) (75) (203) 9 (84)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ........................ $ (9,832) $ (57) $ (699) $ (337) $ (793)
Total Dividends and Distributions
$ (9,832) $ (57) $ (699) $ (337) $ (793)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ........................ $ (16,727) $ (144) $ (1,290) $ (587) $ (1,371)
Total Dividends and Distributions
$ (16,727) $ (144) $ (1,290) $ (587) $ (1,371)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2020 Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 70,084 $ 70,583
Net realized gain (loss) on investments ...................................................................................................... 106,970 66,952
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
233,888 (22,915)
Net Increase (Decrease) in Net Assets Resulting from Operations 410,942 114,620
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (122,193) (239,484)
Total Dividends and Distributions (122,193) (239,484)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(296,812) (175,097)
Total Increase (Decrease) in Net Assets (8,063) (299,961)
Net Assets
Beginning of period ..........................................................................................................................
2,333,002 2,632,963
End of period ................................................................................................................................
$ 2,324,939 $ 2,333,002
Class A Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ............................................... $ 4,155 $ 8,117 $ 33,989 $ 971 $ 4,623 $ 2,049 $ 5,008
Reinvested .......................................... 3,968 33,418 75,658 511 2,866 1,268 4,344
Redeemed ...........................................
(12,728) (92,979) (311,605) (2,695) (17,134) (9,366) (31,250)
Net Increase (Decrease)
$ (4,605) $ (51,444) $ (201,958) $ (1,213) $ (9,645) $ (6,049) $ (21,898)
Shares:
Sold ............................................... 331 660 2,747 80 383 169 409
Reinvested .......................................... 325 2,787 6,256 42 240 106 361
Redeemed ...........................................
(1,020) (7,559) (25,168) (219) (1,402) (767) (2,535)
Net Increase (Decrease)
(364) (4,112) (16,165) (97) (779) (492) (1,765)
Year Ended October 31, 2023
Dollars:
Sold ............................................... $ 4,374 $ 9,763 $ 33,854 $ 1,066 $ 4,615 $ 4,793 $ 7,431
Reinvested .......................................... 7,746 61,735 150,592 973 6,230 2,585 9,309
Redeemed ...........................................
(15,290) (77,387) (320,876) (1,898) (22,846) (12,107) (29,759)
Net Increase (Decrease)
$ (3,170) $ (5,889) $ (136,430) $ 141 $ (12,001) $ (4,729) $ (13,019)
Shares:
Sold ............................................... 365 834 2,876 91 396 406 634
Reinvested .......................................... 670 5,429 13,140 85 551 228 818
Redeemed ...........................................
(1,280) (6,606) (27,249) (161) (1,949) (1,022) (2,538)
Net Increase (Decrease)
(245) (343) (11,233) 15 (1,002) (388) (1,086)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ... $ (3,978) $ (33,464) $ (75,661) $ (511) $ (2,956) $ (1,269) $ (4,354)
Total Dividends and Distributions
$ (3,978) $ (33,464) $ (75,661) $ (511) $ (2,956) $ (1,269) $ (4,354)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ... $ (7,831) $ (61,789) $ (150,596) $ (973) $ (6,384) $ (2,586) $ (9,325)
Total Dividends and Distributions
$ (7,831) $ (61,789) $ (150,596) $ (973) $ (6,384) $ (2,586) $ (9,325)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2025 Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 43,293 $ 39,666
Net realized gain (loss) on investments ...................................................................................................... 60,999 30,518
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
181,939 (380)
Net Increase (Decrease) in Net Assets Resulting from Operations 286,231 69,804
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (65,891) (115,870)
Total Dividends and Distributions (65,891) (115,870)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(135,358) 4,949
Total Increase (Decrease) in Net Assets 84,982 (41,117)
Net Assets
Beginning of period ..........................................................................................................................
1,475,054 1,516,171
End of period ................................................................................................................................
$ 1,560,036 $ 1,475,054
Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold .................................................................... $ 62,423 $ 596 $ 8,226 $ 4,669 $ 5,619
Reinvested ............................................................... 57,201 231 3,520 1,436 3,459
Redeemed ................................................................
(219,645) (1,695) (19,386) (13,326) (28,686)
Net Increase (Decrease)
$ (100,021) $ (868) $ (7,640) $ (7,221) $ (19,608)
Shares:
Sold .................................................................... 5,618 55 762 428 512
Reinvested ............................................................... 5,272 22 333 134 322
Redeemed ................................................................
(19,682) (155) (1,789) (1,226) (2,589)
Net Increase (Decrease)
(8,792) (78) (694) (664) (1,755)
Year Ended October 31, 2023
Dollars:
Sold .................................................................... $ 92,461 $ 807 $ 7,668 $ 8,519 $ 12,196
Reinvested ............................................................... 98,964 455 6,908 2,752 6,737
Redeemed ................................................................
(167,789) (1,526) (23,405) (14,705) (25,093)
Net Increase (Decrease)
$ 23,636 $ (264) $ (8,829) $ (3,434) $ (6,160)
Shares:
Sold .................................................................... 8,819 80 755 837 1,187
Reinvested ............................................................... 9,805 46 703 276 674
Redeemed ................................................................
(16,089) (150) (2,317) (1,428) (2,442)
Net Increase (Decrease)
2,535 (24) (859) (315) (581)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ........................ $ (57,213) $ (231) $ (3,552) $ (1,436) $ (3,459)
Total Dividends and Distributions
$ (57,213) $ (231) $ (3,552) $ (1,436) $ (3,459)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ........................ $ (98,966) $ (455) $ (6,960) $ (2,752) $ (6,737)
Total Dividends and Distributions
$ (98,966) $ (455) $ (6,960) $ (2,752) $ (6,737)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2030 Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 134,242 $ 111,180
Net realized gain (loss) on investments ...................................................................................................... 202,798 109,429
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
742,399 24,542
Net Increase (Decrease) in Net Assets Resulting from Operations 1,079,439 245,151
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (221,269) (469,313)
Total Dividends and Distributions (221,269) (469,313)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(259,241) 122,502
Total Increase (Decrease) in Net Assets 598,929 (101,660)
Net Assets
Beginning of period ..........................................................................................................................
4,884,633 4,986,293
End of period ................................................................................................................................
$ 5,483,562 $ 4,884,633
Class A Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ............................................... $ 10,257 $ 20,028 $ 127,973 $ 2,276 $ 12,427 $ 10,314 $ 20,460
Reinvested .......................................... 5,110 45,377 156,028 616 4,917 2,004 7,141
Redeemed ...........................................
(19,040) (130,557) (419,390) (2,816) (27,800) (19,412) (65,154)
Net Increase (Decrease)
$ (3,673) $ (65,152) $ (135,389) $ 76 $ (10,456) $ (7,094) $ (37,553)
Shares:
Sold ............................................... 728 1,445 9,188 164 899 712 1,466
Reinvested .......................................... 376 3,367 11,524 46 365 141 528
Redeemed ...........................................
(1,348) (9,374) (30,002) (203) (2,011) (1,338) (4,664)
Net Increase (Decrease)
(244) (4,562) (9,290) 7 (747) (485) (2,670)
Year Ended October 31, 2023
Dollars:
Sold ............................................... $ 11,125 $ 21,859 $ 137,771 $ 1,955 $ 16,404 $ 10,959 $ 24,034
Reinvested .......................................... 11,130 96,733 327,057 1,413 10,708 4,313 17,342
Redeemed ...........................................
(24,362) (93,464) (357,956) (2,393) (24,072) (17,101) (50,953)
Net Increase (Decrease)
$ (2,107) $ 25,128 $ 106,872 $ 975 $ 3,040 $ (1,829) $ (9,577)
Shares:
Sold ............................................... 855 1,696 10,593 152 1,280 815 1,851
Reinvested .......................................... 896 7,842 26,381 115 870 333 1,402
Redeemed ...........................................
(1,868) (7,255) (27,820) (189) (1,851) (1,260) (3,944)
Net Increase (Decrease)
(117) 2,283 9,154 78 299 (112) (691)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ... $ (5,125) $ (45,403) $ (156,051) $ (616) $ (4,929) $ (2,004) $ (7,141)
Total Dividends and Distributions
$ (5,125) $ (45,403) $ (156,051) $ (616) $ (4,929) $ (2,004) $ (7,141)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ... $ (11,659) $ (96,757) $ (327,096) $ (1,413) $ (10,733) $ (4,313) $ (17,342)
Total Dividends and Distributions
$ (11,659) $ (96,757) $ (327,096) $ (1,413) $ (10,733) $ (4,313) $ (17,342)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2035 Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 44,052 $ 31,891
Net realized gain (loss) on investments ...................................................................................................... 76,913 38,453
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
277,178 11,294
Net Increase (Decrease) in Net Assets Resulting from Operations 398,143 81,638
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (74,328) (110,203)
Total Dividends and Distributions (74,328) (110,203)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
14,432 164,266
Total Increase (Decrease) in Net Assets 338,247 135,701
Net Assets
Beginning of period ..........................................................................................................................
1,649,819 1,514,118
End of period ................................................................................................................................
$ 1,988,066 $ 1,649,819
Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold .................................................................... $ 124,682 $ 771 $ 11,893 $ 10,324 $ 8,630
Reinvested ............................................................... 65,544 248 3,481 1,460 3,554
Redeemed ................................................................
(148,631) (1,866) (20,768) (14,735) (30,155)
Net Increase (Decrease)
$ 41,595 $ (847) $ (5,394) $ (2,951) $ (17,971)
Shares:
Sold .................................................................... 9,826 62 967 804 686
Reinvested ............................................................... 5,360 21 291 121 293
Redeemed ................................................................
(11,768) (151) (1,686) (1,170) (2,376)
Net Increase (Decrease)
3,418 (68) (428) (245) (1,397)
Year Ended October 31, 2023
Dollars:
Sold .................................................................... $ 161,138 $ 1,072 $ 11,745 $ 6,930 $ 14,699
Reinvested ............................................................... 95,548 429 5,862 2,259 6,077
Redeemed ................................................................
(94,037) (1,265) (15,386) (8,455) (22,350)
Net Increase (Decrease)
$ 162,649 $ 236 $ 2,221 $ 734 $ (1,574)
Shares:
Sold .................................................................... 13,894 94 1,034 609 1,283
Reinvested ............................................................... 8,665 40 544 207 556
Redeemed ................................................................
(8,183) (112) (1,352) (738) (1,961)
Net Increase (Decrease)
14,376 22 226 78 (122)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ........................ $ (65,573) $ (248) $ (3,493) $ (1,460) $ (3,554)
Total Dividends and Distributions
$ (65,573) $ (248) $ (3,493) $ (1,460) $ (3,554)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ........................ $ (95,560) $ (429) $ (5,878) $ (2,259) $ (6,077)
Total Dividends and Distributions
$ (95,560) $ (429) $ (5,878) $ (2,259) $ (6,077)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2040 Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 92,143 $ 66,501
Net realized gain (loss) on investments ...................................................................................................... 245,204 112,960
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
693,523 63,296
Net Increase (Decrease) in Net Assets Resulting from Operations 1,030,870 242,757
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (187,669) (311,210)
Total Dividends and Distributions (187,669) (311,210)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(8,516) 188,126
Total Increase (Decrease) in Net Assets 834,685 119,673
Net Assets
Beginning of period ..........................................................................................................................
3,926,875 3,807,202
End of period ................................................................................................................................
$ 4,761,560 $ 3,926,875
Class A Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ............................................... $ 7,905 $ 15,767 $ 148,069 $ 2,409 $ 13,667 $ 8,702 $ 16,860
Reinvested .......................................... 4,566 34,543 135,331 486 4,402 1,902 6,413
Redeemed ...........................................
(12,110) (65,006) (252,637) (2,523) (18,258) (10,845) (48,159)
Net Increase (Decrease)
$ 361 $ (14,696) $ 30,763 $ 372 $ (189) $ (241) $ (24,886)
Shares:
Sold ............................................... 511 998 9,222 154 884 562 1,063
Reinvested .......................................... 309 2,298 8,882 32 295 127 424
Redeemed ...........................................
(783) (4,117) (15,905) (159) (1,168) (699) (3,031)
Net Increase (Decrease)
37 (821) 2,199 27 11 (10) (1,544)
Year Ended October 31, 2023
Dollars:
Sold ............................................... $ 9,284 $ 15,254 $ 170,214 $ 1,880 $ 12,672 $ 7,337 $ 23,103
Reinvested .......................................... 7,980 58,614 220,969 897 7,359 3,199 11,959
Redeemed ...........................................
(17,141) (52,787) (227,896) (2,614) (15,147) (9,441) (37,569)
Net Increase (Decrease)
$ 123 $ 21,081 $ 163,287 $ 163 $ 4,884 $ 1,095 $ (2,507)
Shares:
Sold ............................................... 668 1,068 11,850 132 901 524 1,613
Reinvested .......................................... 606 4,379 16,297 67 554 240 889
Redeemed ...........................................
(1,220) (3,723) (15,973) (183) (1,074) (661) (2,621)
Net Increase (Decrease)
54 1,724 12,174 16 381 103 (119)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ... $ (4,577) $ (34,548) $ (135,341) $ (486) $ (4,402) $ (1,902) $ (6,413)
Total Dividends and Distributions
$ (4,577) $ (34,548) $ (135,341) $ (486) $ (4,402) $ (1,902) $ (6,413)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ... $ (8,163) $ (58,652) $ (220,981) $ (897) $ (7,359) $ (3,199) $ (11,959)
Total Dividends and Distributions
$ (8,163) $ (58,652) $ (220,981) $ (897) $ (7,359) $ (3,199) $ (11,959)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2045 Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 28,751 $ 18,603
Net realized gain (loss) on investments ...................................................................................................... 68,773 38,635
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
274,661 22,599
Net Increase (Decrease) in Net Assets Resulting from Operations 372,185 79,837
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (61,879) (97,978)
Total Dividends and Distributions (61,879) (97,978)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
58,402 160,670
Total Increase (Decrease) in Net Assets 368,708 142,529
Net Assets
Beginning of period ..........................................................................................................................
1,315,009 1,172,480
End of period ................................................................................................................................
$ 1,683,717 $ 1,315,009
Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold .................................................................... $ 123,208 $ 487 $ 8,085 $ 3,899 $ 8,801
Reinvested ............................................................... 54,670 138 2,943 995 3,110
Redeemed ................................................................
(101,479) (1,043) (15,215) (6,591) (23,606)
Net Increase (Decrease)
$ 76,399 $ (418) $ (4,187) $ (1,697) $ (11,695)
Shares:
Sold .................................................................... 8,707 36 595 284 637
Reinvested ............................................................... 4,079 11 228 76 237
Redeemed ................................................................
(7,138) (76) (1,116) (481) (1,683)
Net Increase (Decrease)
5,648 (29) (293) (121) (809)
Year Ended October 31, 2023
Dollars:
Sold .................................................................... $ 140,868 $ 664 $ 8,242 $ 4,850 $ 13,756
Reinvested ............................................................... 84,996 305 5,262 1,686 5,703
Redeemed ................................................................
(68,417) (1,316) (10,393) (6,331) (19,205)
Net Increase (Decrease)
$ 157,447 $ (347) $ 3,111 $ 205 $ 254
Shares:
Sold .................................................................... 11,212 56 680 400 1,120
Reinvested ............................................................... 7,212 27 463 146 494
Redeemed ................................................................
(5,467) (110) (849) (513) (1,572)
Net Increase (Decrease)
12,957 (27) 294 33 42
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ........................ $ (54,688) $ (139) $ (2,944) $ (995) $ (3,113)
Total Dividends and Distributions
$ (54,688) $ (139) $ (2,944) $ (995) $ (3,113)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ........................ $ (85,012) $ (308) $ (5,263) $ (1,686) $ (5,709)
Total Dividends and Distributions
$ (85,012) $ (308) $ (5,263) $ (1,686) $ (5,709)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2050 Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 51,498 $ 34,290
Net realized gain (loss) on investments ...................................................................................................... 169,026 86,229
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
555,054 61,071
Net Increase (Decrease) in Net Assets Resulting from Operations 775,578 181,590
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (129,188) (221,432)
Total Dividends and Distributions (129,188) (221,432)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
21,979 214,826
Total Increase (Decrease) in Net Assets 668,369 174,984
Net Assets
Beginning of period ..........................................................................................................................
2,664,669 2,489,685
End of period ................................................................................................................................
$ 3,333,038 $ 2,664,669
Class A Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ............................................... $ 10,795 $ 6,250 $ 143,522 $ 2,114 $ 8,994 $ 6,618 $ 15,442
Reinvested .......................................... 4,055 11,706 103,653 411 3,405 1,602 4,299
Redeemed ...........................................
(13,940) (24,146) (201,181) (2,922) (14,026) (11,620) (33,052)
Net Increase (Decrease)
$ 910 $ (6,190) $ 45,994 $ (397) $ (1,627) $ (3,400) $ (13,311)
Shares:
Sold ............................................... 638 387 8,517 127 548 399 921
Reinvested .......................................... 254 768 6,515 26 218 102 272
Redeemed ...........................................
(820) (1,488) (12,144) (177) (850) (695) (1,952)
Net Increase (Decrease)
72 (333) 2,888 (24) (84) (194) (759)
Year Ended October 31, 2023
Dollars:
Sold ............................................... $ 11,258 $ 7,652 $ 164,276 $ 1,649 $ 9,926 $ 6,050 $ 15,231
Reinvested .......................................... 7,385 21,054 174,403 854 6,055 2,771 8,733
Redeemed ...........................................
(13,950) (18,060) (141,974) (2,464) (9,703) (7,340) (28,980)
Net Increase (Decrease)
$ 4,693 $ 10,646 $ 196,705 $ 39 $ 6,278 $ 1,481 $ (5,016)
Shares:
Sold ............................................... 752 538 11,021 112 679 416 1,028
Reinvested .......................................... 529 1,578 12,541 62 445 201 632
Redeemed ...........................................
(923) (1,258) (9,572) (169) (656) (491) (1,961)
Net Increase (Decrease)
358 858 13,990 5 468 126 (301)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ... $ (4,065) $ (11,710) $ (103,695) $ (411) $ (3,406) $ (1,602) $ (4,299)
Total Dividends and Distributions
$ (4,065) $ (11,710) $ (103,695) $ (411) $ (3,406) $ (1,602) $ (4,299)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ... $ (7,488) $ (21,057) $ (174,472) $ (854) $ (6,057) $ (2,771) $ (8,733)
Total Dividends and Distributions
$ (7,488) $ (21,057) $ (174,472) $ (854) $ (6,057) $ (2,771) $ (8,733)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2055 Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 16,503 $ 10,156
Net realized gain (loss) on investments ...................................................................................................... 42,624 25,125
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
191,263 14,983
Net Increase (Decrease) in Net Assets Resulting from Operations 250,390 50,264
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (38,920) (58,922)
Total Dividends and Distributions (38,920) (58,922)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
76,269 140,872
Total Increase (Decrease) in Net Assets 287,739 132,214
Net Assets
Beginning of period ..........................................................................................................................
840,545 708,331
End of period ................................................................................................................................
$ 1,128,284 $ 840,545
Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold .................................................................... $ 114,341 $ 611 $ 6,833 $ 3,136 $ 8,737
Reinvested ............................................................... 34,707 79 1,860 639 1,600
Redeemed ................................................................
(65,872) (262) (9,280) (6,721) (14,139)
Net Increase (Decrease)
$ 83,176 $ 428 $ (587) $ (2,946) $ (3,802)
Shares:
Sold .................................................................... 7,180 40 450 204 554
Reinvested ............................................................... 2,322 6 129 44 109
Redeemed ................................................................
(4,153) (17) (607) (435) (898)
Net Increase (Decrease)
5,349 29 (28) (187) (235)
Year Ended October 31, 2023
Dollars:
Sold .................................................................... $ 128,879 $ 768 $ 8,101 $ 3,547 $ 8,526
Reinvested ............................................................... 51,245 227 3,049 1,032 3,336
Redeemed ................................................................
(40,664) (1,806) (5,587) (3,510) (16,271)
Net Increase (Decrease)
$ 139,460 $ (811) $ 5,563 $ 1,069 $ (4,409)
Shares:
Sold .................................................................... 9,215 58 602 263 622
Reinvested ............................................................... 3,934 18 243 81 261
Redeemed ................................................................
(2,912) (137) (412) (255) (1,194)
Net Increase (Decrease)
10,237 (61) 433 89 (311)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ........................ $ (34,740) $ (79) $ (1,862) $ (639) $ (1,600)
Total Dividends and Distributions
$ (34,740) $ (79) $ (1,862) $ (639) $ (1,600)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ........................ $ (51,275) $ (227) $ (3,052) $ (1,032) $ (3,336)
Total Dividends and Distributions
$ (51,275) $ (227) $ (3,052) $ (1,032) $ (3,336)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2060 Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 15,921 $ 9,658
Net realized gain (loss) on investments ...................................................................................................... 37,693 23,627
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
184,524 13,546
Net Increase (Decrease) in Net Assets Resulting from Operations 238,138 46,831
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (37,048) (54,444)
Total Dividends and Distributions (37,048) (54,444)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
76,710 146,396
Total Increase (Decrease) in Net Assets 277,800 138,783
Net Assets
Beginning of period ..........................................................................................................................
804,352 665,569
End of period ................................................................................................................................
$ 1,082,152 $ 804,352
Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ......................................................... $ 1,544 $ 123,665 $ 1,115 $ 6,258 $ 3,049 $ 7,409
Reinvested .................................................... 623 33,852 105 1,043 320 1,094
Redeemed .....................................................
(3,092) (76,911) (750) (5,905) (3,144) (13,565)
Net Increase (Decrease)
$ (925) $ 80,606 $ 470 $ 1,396 $ 225 $ (5,062)
Shares:
Sold ......................................................... 93 7,295 68 378 183 439
Reinvested .................................................... 39 2,117 7 67 20 69
Redeemed .....................................................
(184) (4,662) (46) (356) (187) (817)
Net Increase (Decrease)
(52) 4,750 29 89 16 (309)
Year Ended October 31, 2023
Dollars:
Sold ......................................................... $ 1,256 $ 135,391 $ 1,068 $ 7,531 $ 2,616 $ 8,060
Reinvested .................................................... 1,139 48,817 193 1,538 443 2,297
Redeemed .....................................................
(2,162) (45,137) (995) (3,864) (1,501) (10,294)
Net Increase (Decrease)
$ 233 $ 139,071 $ 266 $ 5,205 $ 1,558 $ 63
Shares:
Sold ......................................................... 84 9,070 74 519 178 545
Reinvested .................................................... 83 3,503 14 113 32 167
Redeemed .....................................................
(146) (3,044) (69) (263) (101) (702)
Net Increase (Decrease)
21 9,529 19 369 109 10
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............. $ (623) $ (33,860) $ (105) $ (1,046) $ (320) $ (1,094)
Total Dividends and Distributions
$ (623) $ (33,860) $ (105) $ (1,046) $ (320) $ (1,094)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............. $ (1,139) $ (48,831) $ (193) $ (1,541) $ (443) $ (2,297)
Total Dividends and Distributions
$ (1,139) $ (48,831) $ (193) $ (1,541) $ (443) $ (2,297)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2065 Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 2,827 $ 1,433
Net realized gain (loss) on investments ...................................................................................................... 5,941 3,474
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
34,962 1,392
Net Increase (Decrease) in Net Assets Resulting from Operations 43,730 6,299
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (5,697) (6,325)
Total Dividends and Distributions (5,697) (6,325)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
44,310 46,160
Total Increase (Decrease) in Net Assets 82,343 46,134
Net Assets
Beginning of period ..........................................................................................................................
140,963 94,829
End of period ................................................................................................................................
$ 223,306 $ 140,963
Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold .................................................................... $ 52,874 $ 256 $ 3,252 $ 1,266 $ 2,984
Reinvested ............................................................... 5,199 8 244 61 184
Redeemed ................................................................
(14,988) (113) (3,796) (773) (2,348)
Net Increase (Decrease)
$ 43,085 $ 151 $ (300) $ 554 $ 820
Shares:
Sold .................................................................... 3,802 18 238 92 217
Reinvested ............................................................... 399 1 19 5 14
Redeemed ................................................................
(1,085) (9) (289) (54) (169)
Net Increase (Decrease)
3,116 10 (32) 43 62
Year Ended October 31, 2023
Dollars:
Sold .................................................................... $ 48,394 $ 149 $ 3,879 $ 1,053 $ 2,259
Reinvested ............................................................... 5,628 16 280 67 334
Redeemed ................................................................
(11,097) (194) (903) (710) (2,995)
Net Increase (Decrease)
$ 42,925 $ (29) $ 3,256 $ 410 $ (402)
Shares:
Sold .................................................................... 4,006 14 327 88 188
Reinvested ............................................................... 498 1 25 6 30
Redeemed ................................................................
(915) (17) (76) (59) (251)
Net Increase (Decrease)
3,589 (2) 276 35 (33)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ........................ $ (5,200) $ (8) $ (244) $ (61) $ (184)
Total Dividends and Distributions
$ (5,200) $ (8) $ (244) $ (61) $ (184)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ........................ $ (5,628) $ (16) $ (280) $ (67) $ (334)
Total Dividends and Distributions
$ (5,628) $ (16) $ (280) $ (67) $ (334)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2070 Fund
Year Ended
October 31, 2024
Period Ended
October 31,
2023
(a)
Operations
Net investment income (loss) ................................................................................................................ $ 267 $ 10
Net realized gain (loss) on investments ...................................................................................................... 690 (2)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
3,546 (565)
Net Increase (Decrease) in Net Assets Resulting from Operations 4,503 (557)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (184) –
Total Dividends and Distributions (184) –
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
30,924 9,662
Total Increase (Decrease) in Net Assets 35,243 9,105
Net Assets
Beginning of period ..........................................................................................................................
9,105 –
End of period ................................................................................................................................
$ 44,348 $ 9,105
Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ......................................................... $ 243 $ 34,137 $ 208 $ 723 $ 172 $ 1,011
Reinvested .................................................... 2 174 1 3 1 3
Redeemed .....................................................
(84) (5,170) (27) (317) (7) (149)
Net Increase (Decrease)
$ 161 $ 29,141 $ 182 $ 409 $ 166 $ 865
Shares:
Sold ......................................................... 21 2,824 17 61 14 82
Reinvested .................................................... – 15 – – – –
Redeemed .....................................................
(7) (433) (2) (28) (1) (12)
Net Increase (Decrease)
14 2,406 15 33 13 70
Period Ended October 31, 2023
(a)
Dollars:
Sold ......................................................... $ 321 $ 11,058 $ 184 $ 294 $ 58 $ 181
Redeemed .....................................................
(190) (2,066) (141) (1) – (36)
Net Increase (Decrease)
$ 131 $ 8,992 $ 43 $ 293 $ 58 $ 145
Shares:
Sold ......................................................... 31 1,040 17 28 6 17
Redeemed .....................................................
(19) (197) (14) – – (3)
Net Increase (Decrease)
12 843 3 28 6 14
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............. $ (2) $ (174) $ (1) $ (3) $ (1) $ (3)
Total Dividends and Distributions
$ (2) $ (174) $ (1) $ (3) $ (1) $ (3)
Period Ended October 31, 2023
(a)
From net investment income and net realized gain on investments ............. $ – $ – $ – $ – $ – $ –
Total Dividends and Distributions
$ – $ – $ – $ – $ – $ –
(a)
Period from March 1, 2023, date operations commenced, through October 31, 2023.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2015 Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 8,249 $ 4,405
Net realized gain (loss) on investments ...................................................................................................... 1,796 1,407
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
30,455 (1,125)
Net Increase (Decrease) in Net Assets Resulting from Operations 40,500 4,687
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (8,319) (8,752)
Total Dividends and Distributions (8,319) (8,752)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
75,208 59,891
Total Increase (Decrease) in Net Assets 107,389 55,826
Net Assets
Beginning of period ..........................................................................................................................
217,091 161,265
End of period ................................................................................................................................
$ 324,480 $ 217,091
Class J Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ......................................................................................... $ 103,204 $ 1,113 $ 14,420
Reinvested .................................................................................... 6,409 600 1,293
Redeemed .....................................................................................
(32,865) (4,658) (14,308)
Net Increase (Decrease)
$ 76,748 $ (2,945) $ 1,405
Shares:
Sold ......................................................................................... 9,192 100 1,283
Reinvested .................................................................................... 589 55 118
Redeemed .....................................................................................
(2,924) (420) (1,271)
Net Increase (Decrease)
6,857 (265) 130
Year Ended October 31, 2023
Dollars:
Sold ......................................................................................... $ 90,346 $ 1,502 $ 7,451
Reinvested .................................................................................... 5,494 923 2,335
Redeemed .....................................................................................
(19,569) (3,952) (24,639)
Net Increase (Decrease)
$ 76,271 $ (1,527) $ (14,853)
Shares:
Sold ......................................................................................... 8,542 141 701
Reinvested .................................................................................... 536 90 226
Redeemed .....................................................................................
(1,858) (371) (2,304)
Net Increase (Decrease)
7,220 (140) (1,377)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............................................. $ (6,426) $ (600) $ (1,293)
Total Dividends and Distributions
$ (6,426) $ (600) $ (1,293)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............................................. $ (5,494) $ (923) $ (2,335)
Total Dividends and Distributions
$ (5,494) $ (923) $ (2,335)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2020 Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 15,535 $ 10,325
Net realized gain (loss) on investments ...................................................................................................... 2,669 3,277
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
68,218 3,009
Net Increase (Decrease) in Net Assets Resulting from Operations 86,422 16,611
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (16,888) (29,913)
Total Dividends and Distributions (16,888) (29,913)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
20,256 28,671
Total Increase (Decrease) in Net Assets 89,790 15,369
Net Assets
Beginning of period ..........................................................................................................................
450,358 434,989
End of period ................................................................................................................................
$ 540,148 $ 450,358
Class J Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ......................................................................................... $ 73,356 $ 3,488 $ 24,986
Reinvested .................................................................................... 10,067 1,282 5,538
Redeemed .....................................................................................
(48,755) (12,165) (37,541)
Net Increase (Decrease)
$ 34,668 $ (7,395) $ (7,017)
Shares:
Sold ......................................................................................... 6,405 303 2,165
Reinvested .................................................................................... 901 114 493
Redeemed .....................................................................................
(4,234) (1,059) (3,248)
Net Increase (Decrease)
3,072 (642) (590)
Year Ended October 31, 2023
Dollars:
Sold ......................................................................................... $ 90,370 $ 3,598 $ 15,663
Reinvested .................................................................................... 14,417 2,903 12,581
Redeemed .....................................................................................
(36,421) (9,399) (65,041)
Net Increase (Decrease)
$ 68,366 $ (2,898) $ (36,797)
Shares:
Sold ......................................................................................... 8,348 331 1,444
Reinvested .................................................................................... 1,379 276 1,197
Redeemed .....................................................................................
(3,376) (871) (5,966)
Net Increase (Decrease)
6,351 (264) (3,325)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............................................. $ (10,068) $ (1,282) $ (5,538)
Total Dividends and Distributions
$ (10,068) $ (1,282) $ (5,538)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............................................. $ (14,429) $ (2,903) $ (12,581)
Total Dividends and Distributions
$ (14,429) $ (2,903) $ (12,581)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2025 Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 21,361 $ 11,988
Net realized gain (loss) on investments ...................................................................................................... 6,201 5,941
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
110,464 1,338
Net Increase (Decrease) in Net Assets Resulting from Operations 138,026 19,267
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (24,655) (34,717)
Total Dividends and Distributions (24,655) (34,717)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
132,003 141,910
Total Increase (Decrease) in Net Assets 245,374 126,460
Net Assets
Beginning of period ..........................................................................................................................
641,784 515,324
End of period ................................................................................................................................
$ 887,158 $ 641,784
Class J Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ......................................................................................... $ 207,331 $ 7,146 $ 50,349
Reinvested .................................................................................... 16,338 2,198 6,114
Redeemed .....................................................................................
(94,375) (21,499) (41,599)
Net Increase (Decrease)
$ 129,294 $ (12,155) $ 14,864
Shares:
Sold ......................................................................................... 16,687 572 4,037
Reinvested .................................................................................... 1,364 183 508
Redeemed .....................................................................................
(7,592) (1,769) (3,313)
Net Increase (Decrease)
10,459 (1,014) 1,232
Year Ended October 31, 2023
Dollars:
Sold ......................................................................................... $ 205,187 $ 6,187 $ 27,911
Reinvested .................................................................................... 18,903 4,162 11,651
Redeemed .....................................................................................
(63,763) (11,789) (56,539)
Net Increase (Decrease)
$ 160,327 $ (1,440) $ (16,977)
Shares:
Sold ......................................................................................... 17,804 536 2,425
Reinvested .................................................................................... 1,706 374 1,046
Redeemed .....................................................................................
(5,543) (1,020) (4,843)
Net Increase (Decrease)
13,967 (110) (1,372)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............................................. $ (16,343) $ (2,198) $ (6,114)
Total Dividends and Distributions
$ (16,343) $ (2,198) $ (6,114)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............................................. $ (18,904) $ (4,162) $ (11,651)
Total Dividends and Distributions
$ (18,904) $ (4,162) $ (11,651)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2030 Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 21,310 $ 9,471
Net realized gain (loss) on investments ...................................................................................................... 6,885 6,222
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
133,582 4,064
Net Increase (Decrease) in Net Assets Resulting from Operations 161,777 19,757
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (25,153) (40,903)
Total Dividends and Distributions (25,153) (40,903)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
199,947 148,737
Total Increase (Decrease) in Net Assets 336,571 127,591
Net Assets
Beginning of period ..........................................................................................................................
645,442 517,851
End of period ................................................................................................................................
$ 982,013 $ 645,442
Class J Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ......................................................................................... $ 275,734 $ 10,676 $ 51,981
Reinvested .................................................................................... 12,902 2,992 9,253
Redeemed .....................................................................................
(80,112) (34,001) (49,478)
Net Increase (Decrease)
$ 208,524 $ (20,333) $ 11,756
Shares:
Sold ......................................................................................... 21,671 837 4,077
Reinvested .................................................................................... 1,054 243 752
Redeemed .....................................................................................
(6,271) (2,677) (3,884)
Net Increase (Decrease)
16,454 (1,597) 945
Year Ended October 31, 2023
Dollars:
Sold ......................................................................................... $ 152,380 $ 11,238 $ 42,158
Reinvested .................................................................................... 16,426 5,902 18,550
Redeemed .....................................................................................
(43,560) (8,581) (45,776)
Net Increase (Decrease)
$ 125,246 $ 8,559 $ 14,932
Shares:
Sold ......................................................................................... 13,044 961 3,600
Reinvested .................................................................................... 1,476 527 1,657
Redeemed .....................................................................................
(3,749) (731) (3,861)
Net Increase (Decrease)
10,771 757 1,396
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............................................. $ (12,908) $ (2,992) $ (9,253)
Total Dividends and Distributions
$ (12,908) $ (2,992) $ (9,253)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............................................. $ (16,451) $ (5,902) $ (18,550)
Total Dividends and Distributions
$ (16,451) $ (5,902) $ (18,550)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2035 Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 14,280 $ 6,947
Net realized gain (loss) on investments ...................................................................................................... 6,559 5,494
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
109,537 6,355
Net Increase (Decrease) in Net Assets Resulting from Operations 130,376 18,796
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (18,442) (32,419)
Total Dividends and Distributions (18,442) (32,419)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
114,753 104,278
Total Increase (Decrease) in Net Assets 226,687 90,655
Net Assets
Beginning of period ..........................................................................................................................
487,512 396,857
End of period ................................................................................................................................
$ 714,199 $ 487,512
Class J Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ......................................................................................... $ 133,296 $ 11,437 $ 50,422
Reinvested .................................................................................... 8,655 2,797 6,988
Redeemed .....................................................................................
(41,120) (27,607) (30,115)
Net Increase (Decrease)
$ 100,831 $ (13,373) $ 27,295
Shares:
Sold ......................................................................................... 9,846 842 3,697
Reinvested .................................................................................... 668 215 536
Redeemed .....................................................................................
(3,017) (2,051) (2,181)
Net Increase (Decrease)
7,497 (994) 2,052
Year Ended October 31, 2023
Dollars:
Sold ......................................................................................... $ 88,450 $ 12,945 $ 42,537
Reinvested .................................................................................... 13,052 5,434 13,927
Redeemed .....................................................................................
(25,905) (9,909) (36,253)
Net Increase (Decrease)
$ 75,597 $ 8,470 $ 20,211
Shares:
Sold ......................................................................................... 7,222 1,056 3,436
Reinvested .................................................................................... 1,125 465 1,191
Redeemed .....................................................................................
(2,119) (790) (2,886)
Net Increase (Decrease)
6,228 731 1,741
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............................................. $ (8,656) $ (2,797) $ (6,989)
Total Dividends and Distributions
$ (8,656) $ (2,797) $ (6,989)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............................................. $ (13,058) $ (5,434) $ (13,927)
Total Dividends and Distributions
$ (13,058) $ (5,434) $ (13,927)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2040 Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 13,336 $ 6,491
Net realized gain (loss) on investments ...................................................................................................... 8,802 6,317
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
128,819 7,310
Net Increase (Decrease) in Net Assets Resulting from Operations 150,957 20,118
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (18,276) (33,699)
Total Dividends and Distributions (18,276) (33,699)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
135,781 141,322
Total Increase (Decrease) in Net Assets 268,462 127,741
Net Assets
Beginning of period ..........................................................................................................................
512,211 384,470
End of period ................................................................................................................................
$ 780,673 $ 512,211
Class J Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ......................................................................................... $ 166,166 $ 11,819 $ 46,081
Reinvested .................................................................................... 8,480 2,267 7,529
Redeemed .....................................................................................
(53,103) (21,148) (32,310)
Net Increase (Decrease)
$ 121,543 $ (7,062) $ 21,300
Shares:
Sold ......................................................................................... 11,810 843 3,263
Reinvested .................................................................................... 638 169 561
Redeemed .....................................................................................
(3,769) (1,523) (2,256)
Net Increase (Decrease)
8,679 (511) 1,568
Year Ended October 31, 2023
Dollars:
Sold ......................................................................................... $ 119,614 $ 10,970 $ 38,843
Reinvested .................................................................................... 12,699 4,904 16,095
Redeemed .....................................................................................
(29,071) (5,739) (26,993)
Net Increase (Decrease)
$ 103,242 $ 10,135 $ 27,945
Shares:
Sold ......................................................................................... 9,569 875 3,086
Reinvested .................................................................................... 1,085 416 1,363
Redeemed .....................................................................................
(2,336) (452) (2,108)
Net Increase (Decrease)
8,318 839 2,341
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............................................. $ (8,480) $ (2,267) $ (7,529)
Total Dividends and Distributions
$ (8,480) $ (2,267) $ (7,529)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............................................. $ (12,700) $ (4,904) $ (16,095)
Total Dividends and Distributions
$ (12,700) $ (4,904) $ (16,095)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2045 Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 7,742 $ 3,980
Net realized gain (loss) on investments ...................................................................................................... 6,386 4,541
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
87,202 6,285
Net Increase (Decrease) in Net Assets Resulting from Operations 101,330 14,806
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (11,431) (23,466)
Total Dividends and Distributions (11,431) (23,466)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
62,958 83,014
Total Increase (Decrease) in Net Assets 152,857 74,354
Net Assets
Beginning of period ..........................................................................................................................
329,878 255,524
End of period ................................................................................................................................
$ 482,735 $ 329,878
Class J Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ......................................................................................... $ 74,065 $ 9,646 $ 38,735
Reinvested .................................................................................... 4,391 1,863 5,175
Redeemed .....................................................................................
(27,824) (19,798) (23,295)
Net Increase (Decrease)
$ 50,632 $ (8,289) $ 20,615
Shares:
Sold ......................................................................................... 5,045 658 2,641
Reinvested .................................................................................... 319 134 373
Redeemed .....................................................................................
(1,899) (1,385) (1,571)
Net Increase (Decrease)
3,465 (593) 1,443
Year Ended October 31, 2023
Dollars:
Sold ......................................................................................... $ 51,456 $ 9,142 $ 33,867
Reinvested .................................................................................... 8,043 4,379 11,039
Redeemed .....................................................................................
(16,011) (4,722) (14,179)
Net Increase (Decrease)
$ 43,488 $ 8,799 $ 30,727
Shares:
Sold ......................................................................................... 3,988 710 2,622
Reinvested .................................................................................... 672 363 914
Redeemed .....................................................................................
(1,247) (360) (1,074)
Net Increase (Decrease)
3,413 713 2,462
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............................................. $ (4,393) $ (1,863) $ (5,175)
Total Dividends and Distributions
$ (4,393) $ (1,863) $ (5,175)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............................................. $ (8,048) $ (4,379) $ (11,039)
Total Dividends and Distributions
$ (8,048) $ (4,379) $ (11,039)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2050 Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 6,135 $ 3,232
Net realized gain (loss) on investments ...................................................................................................... 6,005 4,102
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
81,367 5,681
Net Increase (Decrease) in Net Assets Resulting from Operations 93,507 13,015
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (9,655) (19,758)
Total Dividends and Distributions (9,655) (19,758)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
58,987 77,081
Total Increase (Decrease) in Net Assets 142,839 70,338
Net Assets
Beginning of period ..........................................................................................................................
288,651 218,313
End of period ................................................................................................................................
$ 431,490 $ 288,651
Class J Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ......................................................................................... $ 56,039 $ 10,244 $ 37,790
Reinvested .................................................................................... 3,427 1,497 4,730
Redeemed .....................................................................................
(20,198) (13,673) (20,869)
Net Increase (Decrease)
$ 39,268 $ (1,932) $ 21,651
Shares:
Sold ......................................................................................... 3,723 685 2,513
Reinvested .................................................................................... 244 106 334
Redeemed .....................................................................................
(1,331) (933) (1,389)
Net Increase (Decrease)
2,636 (142) 1,458
Year Ended October 31, 2023
Dollars:
Sold ......................................................................................... $ 43,349 $ 8,262 $ 33,123
Reinvested .................................................................................... 6,364 3,489 9,896
Redeemed .....................................................................................
(13,773) (4,464) (9,165)
Net Increase (Decrease)
$ 35,940 $ 7,287 $ 33,854
Shares:
Sold ......................................................................................... 3,301 629 2,520
Reinvested .................................................................................... 525 286 811
Redeemed .....................................................................................
(1,058) (338) (686)
Net Increase (Decrease)
2,768 577 2,645
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............................................. $ (3,428) $ (1,497) $ (4,730)
Total Dividends and Distributions
$ (3,428) $ (1,497) $ (4,730)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............................................. $ (6,373) $ (3,489) $ (9,896)
Total Dividends and Distributions
$ (6,373) $ (3,489) $ (9,896)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2055 Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 3,541 $ 1,668
Net realized gain (loss) on investments ...................................................................................................... 3,741 2,149
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
48,038 2,518
Net Increase (Decrease) in Net Assets Resulting from Operations 55,320 6,335
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (5,417) (9,898)
Total Dividends and Distributions (5,417) (9,898)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
53,389 58,481
Total Increase (Decrease) in Net Assets 103,292 54,918
Net Assets
Beginning of period ..........................................................................................................................
166,730 111,812
End of period ................................................................................................................................
$ 270,022 $ 166,730
Class J Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ......................................................................................... $ 44,534 $ 7,643 $ 28,811
Reinvested .................................................................................... 1,756 971 2,690
Redeemed .....................................................................................
(12,950) (9,824) (10,242)
Net Increase (Decrease)
$ 33,340 $ (1,210) $ 21,259
Shares:
Sold ......................................................................................... 2,860 494 1,860
Reinvested .................................................................................... 121 67 184
Redeemed .....................................................................................
(830) (651) (656)
Net Increase (Decrease)
2,151 (90) 1,388
Year Ended October 31, 2023
Dollars:
Sold ......................................................................................... $ 28,409 $ 7,408 $ 26,285
Reinvested .................................................................................... 2,881 2,097 4,920
Redeemed .....................................................................................
(6,513) (2,295) (4,711)
Net Increase (Decrease)
$ 24,777 $ 7,210 $ 26,494
Shares:
Sold ......................................................................................... 2,110 550 1,936
Reinvested .................................................................................... 231 167 391
Redeemed .....................................................................................
(485) (169) (340)
Net Increase (Decrease)
1,856 548 1,987
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............................................. $ (1,756) $ (971) $ (2,690)
Total Dividends and Distributions
$ (1,756) $ (971) $ (2,690)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............................................. $ (2,881) $ (2,097) $ (4,920)
Total Dividends and Distributions
$ (2,881) $ (2,097) $ (4,920)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2060 Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 1,748 $ 762
Net realized gain (loss) on investments ...................................................................................................... 1,937 990
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
24,153 884
Net Increase (Decrease) in Net Assets Resulting from Operations 27,838 2,636
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (2,615) (3,978)
Total Dividends and Distributions (2,615) (3,978)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
36,080 32,727
Total Increase (Decrease) in Net Assets 61,303 31,385
Net Assets
Beginning of period ..........................................................................................................................
81,823 50,438
End of period ................................................................................................................................
$ 143,126 $ 81,823
Class J Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ......................................................................................... $ 27,354 $ 6,229 $ 19,196
Reinvested .................................................................................... 884 445 1,286
Redeemed .....................................................................................
(7,196) (6,020) (6,098)
Net Increase (Decrease)
$ 21,042 $ 654 $ 14,384
Shares:
Sold ......................................................................................... 1,715 387 1,185
Reinvested .................................................................................... 59 29 85
Redeemed .....................................................................................
(448) (384) (378)
Net Increase (Decrease)
1,326 32 892
Year Ended October 31, 2023
Dollars:
Sold ......................................................................................... $ 15,469 $ 5,315 $ 15,871
Reinvested .................................................................................... 1,229 763 1,986
Redeemed .....................................................................................
(3,889) (1,650) (2,367)
Net Increase (Decrease)
$ 12,809 $ 4,428 $ 15,490
Shares:
Sold ......................................................................................... 1,113 380 1,130
Reinvested .................................................................................... 96 59 152
Redeemed .....................................................................................
(282) (118) (165)
Net Increase (Decrease)
927 321 1,117
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............................................. $ (884) $ (445) $ (1,286)
Total Dividends and Distributions
$ (884) $ (445) $ (1,286)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............................................. $ (1,229) $ (763) $ (1,986)
Total Dividends and Distributions
$ (1,229) $ (763) $ (1,986)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2065 Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 496 $ 196
Net realized gain (loss) on investments ...................................................................................................... 512 257
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
7,173 212
Net Increase (Decrease) in Net Assets Resulting from Operations 8,181 665
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (712) (937)
Total Dividends and Distributions (712) (937)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
16,123 10,603
Total Increase (Decrease) in Net Assets 23,592 10,331
Net Assets
Beginning of period ..........................................................................................................................
23,382 13,051
End of period ................................................................................................................................
$ 46,974 $ 23,382
Class J Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ......................................................................................... $ 10,704 $ 2,120 $ 9,051
Reinvested .................................................................................... 269 55 388
Redeemed .....................................................................................
(2,667) (1,155) (2,642)
Net Increase (Decrease)
$ 8,306 $ 1,020 $ 6,797
Shares:
Sold ......................................................................................... 731 144 614
Reinvested .................................................................................... 20 4 28
Redeemed .....................................................................................
(182) (81) (183)
Net Increase (Decrease)
569 67 459
Year Ended October 31, 2023
Dollars:
Sold ......................................................................................... $ 4,907 $ 1,135 $ 7,962
Reinvested .................................................................................... 398 82 457
Redeemed .....................................................................................
(2,023) (726) (1,589)
Net Increase (Decrease)
$ 3,282 $ 491 $ 6,830
Shares:
Sold ......................................................................................... 391 90 628
Reinvested .................................................................................... 34 7 39
Redeemed .....................................................................................
(161) (57) (124)
Net Increase (Decrease)
264 40 543
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............................................. $ (269) $ (55) $ (388)
Total Dividends and Distributions
$ (269) $ (55) $ (388)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............................................. $ (398) $ (82) $ (457)
Total Dividends and Distributions
$ (398) $ (82) $ (457)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2070 Fund
Year Ended
October 31, 2024
Period Ended
October 31,
2023
(a)
Operations
Net investment income (loss) ................................................................................................................ $ 21 $ –
Net realized gain (loss) on investments ...................................................................................................... 36 –
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
423 (35)
Net Increase (Decrease) in Net Assets Resulting from Operations 480 (35)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (20) –
Total Dividends and Distributions (20) –
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
2,962 707
Total Increase (Decrease) in Net Assets 3,422 672
Net Assets
Beginning of period ..........................................................................................................................
672 –
End of period ................................................................................................................................
$ 4,094 $ 672
Class J Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ......................................................................................... $ 977 $ 262 $ 2,393
Reinvested .................................................................................... 9 1 10
Redeemed .....................................................................................
(325) (58) (307)
Net Increase (Decrease)
$ 661 $ 205 $ 2,096
Shares:
Sold ......................................................................................... 78 21 200
Reinvested .................................................................................... 1 – 1
Redeemed .....................................................................................
(25) (5) (24)
Net Increase (Decrease)
54 16 177
Period Ended October 31, 2023
(a)
Dollars:
Sold ......................................................................................... $ 495 $ 47 $ 387
Redeemed .....................................................................................
(125) (10) (87)
Net Increase (Decrease)
$ 370 $ 37 $ 300
Shares:
Sold ......................................................................................... 47 4 36
Redeemed .....................................................................................
(12) (1) (8)
Net Increase (Decrease)
35 3 28
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............................................. $ (9) $ (1) $ (10)
Total Dividends and Distributions
$ (9) $ (1) $ (10)
Period Ended October 31, 2023
(a)
From net investment income and net realized gain on investments ............................................. $ – $ – $ –
Total Dividends and Distributions
$ – $ – $ –
(a)
Period from March 1, 2023, date operations commenced, through October 31, 2023.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid Income Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 3,898 $ 2,338
Net realized gain (loss) on investments ...................................................................................................... 428 693
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
14,475 (311)
Net Increase (Decrease) in Net Assets Resulting from Operations 18,801 2,720
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (4,025) (4,581)
Total Dividends and Distributions (4,025) (4,581)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
40,396 19,018
Total Increase (Decrease) in Net Assets 55,172 17,157
Net Assets
Beginning of period ..........................................................................................................................
104,550 87,393
End of period ................................................................................................................................
$ 159,722 $ 104,550
Class J Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ......................................................................................... $ 40,143 $ 1,473 $ 16,536
Reinvested .................................................................................... 2,676 350 998
Redeemed .....................................................................................
(10,954) (4,613) (6,213)
Net Increase (Decrease)
$ 31,865 $ (2,790) $ 11,321
Shares:
Sold ......................................................................................... 3,952 146 1,583
Reinvested .................................................................................... 271 35 100
Redeemed .....................................................................................
(1,078) (459) (610)
Net Increase (Decrease)
3,145 (278) 1,073
Year Ended October 31, 2023
Dollars:
Sold ......................................................................................... $ 38,027 $ 937 $ 3,703
Reinvested .................................................................................... 2,311 562 1,708
Redeemed .....................................................................................
(12,065) (2,761) (13,404)
Net Increase (Decrease)
$ 28,273 $ (1,262) $ (7,993)
Shares:
Sold ......................................................................................... 3,967 96 384
Reinvested .................................................................................... 247 60 182
Redeemed .....................................................................................
(1,257) (287) (1,383)
Net Increase (Decrease)
2,957 (131) (817)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............................................. $ (2,676) $ (350) $ (999)
Total Dividends and Distributions
$ (2,676) $ (350) $ (999)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............................................. $ (2,311) $ (562) $ (1,708)
Total Dividends and Distributions
$ (2,311) $ (562) $ (1,708)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands
Principal LifeTime Strategic Income
Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 24,472 $ 15,193
Net realized gain (loss) on investments ...................................................................................................... 13,993 (846)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
83,966 (14,629)
Net Increase (Decrease) in Net Assets Resulting from Operations 122,431 (282)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (20,088) (16,902)
Total Dividends and Distributions (20,088) (16,902)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(76,139) 447,323
Total Increase (Decrease) in Net Assets 26,204 430,139
Net Assets
Beginning of period ..........................................................................................................................
764,787 334,648
End of period ................................................................................................................................
$ 790,991 $ 764,787
Class A Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ............................................... $ 1,530 $ 20,038 $ 23,292 $ 711 $ 1,157 $ 989 $ 4,956
Reinvested .......................................... 823 5,625 12,417 88 423 179 486
Redeemed ...........................................
(5,790) (31,389) (93,002) (1,124) (5,406) (1,964) (10,178)
Net Increase (Decrease)
$ (3,437) $ (5,726) $ (57,293) $ (325) $ (3,826) $ (796) $ (4,736)
Shares:
Sold ............................................... 135 1,802 2,067 64 105 89 436
Reinvested .......................................... 75 520 1,139 8 39 16 45
Redeemed ...........................................
(516) (2,830) (8,359) (100) (488) (177) (908)
Net Increase (Decrease)
(306) (508) (5,153) (28) (344) (72) (427)
Year Ended October 31, 2023
Dollars:
Sold ............................................... $ 1,357 $ 16,163 $ 27,124 $ 215 $ 3,028 $ 852 $ 4,529
Issued in acquisitions ................................... 23,680 163,315 287,241 2,906 12,831 4,355 12,669
Reinvested .......................................... 731 3,012 12,089 72 343 151 478
Redeemed ...........................................
(5,646) (21,242) (89,322) (495) (4,446) (1,464) (7,203)
Net Increase (Decrease)
$ 20,122 $ 161,248 $ 237,132 $ 2,698 $ 11,756 $ 3,894 $ 10,473
Shares:
Sold ............................................... 127 1,549 2,596 20 288 81 429
Issued in acquisitions ................................... 2,229 15,652 27,348 275 1,232 417 1,206
Reinvested .......................................... 71 297 1,183 7 34 15 47
Redeemed ...........................................
(530) (2,035) (8,507) (47) (426) (140) (685)
Net Increase (Decrease)
1,897 15,463 22,620 255 1,128 373 997
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ... $ (857) $ (5,636) $ (12,418) $ (88) $ (424) $ (179) $ (486)
Total Dividends and Distributions
$ (857) $ (5,636) $ (12,418) $ (88) $ (424) $ (179) $ (486)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ... $ (742) $ (3,024) $ (12,089) $ (72) $ (346) $ (151) $ (478)
Total Dividends and Distributions
$ (742) $ (3,024) $ (12,089) $ (72) $ (346) $ (151) $ (478)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Real Estate Securities Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 138,659 $ 133,631
Net realized gain (loss) on investments ...................................................................................................... 225,871 (105,055)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
1,232,971 (330,282)
Net Increase (Decrease) in Net Assets Resulting from Operations 1,597,501 (301,706)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (155,342) (186,384)
From tax return of capital ....................................................................................................................
– (20,905)
Total Dividends and Distributions (155,342) (207,289)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
22,183 (81,253)
Total Increase (Decrease) in Net Assets 1,464,342 (590,248)
Net Assets
Beginning of period ..........................................................................................................................
5,152,118 5,742,366
End of period ................................................................................................................................
$ 6,616,460 $ 5,152,118
Class A Class C Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold .......................... $ 21,205 $ 1,777 $ 3,507 $ 962,078 $ 297 $ 5,903 $ 2,086 $ 11,377 $ 494,692
Reinvested ..................... 4,259 252 3,264 86,142 38 602 277 1,931 50,939
Redeemed ......................
(52,751) (8,080) (19,761) (930,311) (713) (10,092) (4,415) (31,311) (571,009)
Net Increase (Decrease)
$ (27,287) $ (6,051) $ (12,990) $ 117,909 $ (378) $ (3,587) $ (2,052) $ (18,003) $ (25,378)
Shares:
Sold .......................... 777 67 130 35,493 11 219 79 430 17,541
Reinvested ..................... 151 9 120 3,052 1 22 10 72 1,805
Redeemed ......................
(1,944) (304) (752) (33,858) (26) (381) (168) (1,221) (20,661)
Net Increase (Decrease)
(1,016) (228) (502) 4,687 (14) (140) (79) (719) (1,315)
Year Ended October 31, 2023
Dollars:
Sold .......................... $ 41,595 $ 1,718 $ 4,011 $ 1,116,573 $ 305 $ 6,709 $ 2,113 $ 11,615 $ 528,627
Reinvested ..................... 6,974 618 4,950 109,982 67 1,084 550 3,247 66,127
Redeemed ......................
(133,612) (9,836) (17,525) (1,368,787) (467) (12,667) (13,417) (19,102) (412,705)
Net Increase (Decrease)
$ (85,043) $ (7,500) $ (8,564) $ (142,232) $ (95) $ (4,874) $ (10,754) $ (4,240) $ 182,049
Shares:
Sold .......................... 1,611 67 159 43,209 11 268 86 471 20,172
Reinvested ..................... 277 25 204 4,358 3 44 23 134 2,621
Redeemed ......................
(5,138) (392) (703) (53,396) (19) (509) (538) (768) (16,074)
Net Increase (Decrease)
(3,250) (300) (340) (5,829) (5) (197) (429) (163) 6,719
Dividends and Distributions to
Shareholders:
Year Ended October 31, 2024
From net investment income and net
realized gain on investments ......... $ (4,416) $ (257) $ (3,268) $ (89,996) $ (38) $ (608) $ (277) $ (1,931) $ (54,551)
Total Dividends and Distributions
$ (4,416) $ (257) $ (3,268) $ (89,996) $ (38) $ (608) $ (277) $ (1,931) $ (54,551)
Year Ended October 31, 2023
From net investment income and net
realized gain on investments ......... $ (7,927) $ (579) $ (4,476) $ (103,180) $ (61) $ (995) $ (502) $ (2,932) $ (65,732)
From tax return of capital ........... (783) (51) (478) (11,658) (6) (101) (48) (315) (7,465)
Total Dividends and Distributions
$ (8,710) $ (630) $ (4,954) $ (114,838) $ (67) $ (1,096) $ (550) $ (3,247) $ (73,197)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SAM Balanced Portfolio
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 83,479 $ 72,708
Net realized gain (loss) on investments ...................................................................................................... 231,149 (15,302)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
660,365 166,254
Net Increase (Decrease) in Net Assets Resulting from Operations 974,993 223,660
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (82,045) (320,283)
Total Dividends and Distributions (82,045) (320,283)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(269,515) 82,208
Total Increase (Decrease) in Net Assets 623,433 (14,415)
Net Assets
Beginning of period ..........................................................................................................................
3,994,264 4,008,679
End of period ................................................................................................................................
$ 4,617,697 $ 3,994,264
Class A Class C Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold .................................... $ 100,375 $ 12,894 $ 225,432 $ 56,591 $ 493 $ 2,953 $ 1,524 $ 3,545
Reinvested ............................... 36,007 1,304 29,268 13,947 28 332 182 558
Redeemed ................................
(301,056) (56,807) (214,148) (162,715) (821) (3,143) (1,393) (14,865)
Net Increase (Decrease)
$ (164,674) $ (42,609) $ 40,552 $ (92,177) $ (300) $ 142 $ 313 $ (10,762)
Shares:
Sold .................................... 6,269 829 14,822 3,598 32 189 97 232
Reinvested ............................... 2,275 87 1,936 899 2 22 12 36
Redeemed ................................
(18,815) (3,659) (14,051) (10,560) (53) (205) (89) (949)
Net Increase (Decrease)
(10,271) (2,743) 2,707 (6,063) (19) 6 20 (681)
Year Ended October 31, 2023
Dollars:
Sold .................................... $ 104,830 $ 14,547 $ 208,738 $ 102,671 $ 456 $ 2,508 $ 1,544 $ 3,575
Reinvested ............................... 149,272 12,134 98,178 54,448 166 1,432 785 2,390
Redeemed ................................
(280,678) (67,531) (167,196) (148,775) (909) (2,444) (2,830) (5,103)
Net Increase (Decrease)
$ (26,576) $ (40,850) $ 139,720 $ 8,344 $ (287) $ 1,496 $ (501) $ 862
Shares:
Sold .................................... 7,367 1,053 15,363 7,429 34 181 111 260
Reinvested ............................... 10,938 917 7,537 4,072 12 108 59 179
Redeemed ................................
(19,738) (4,886) (12,340) (10,792) (66) (176) (205) (370)
Net Increase (Decrease)
(1,433) (2,916) 10,560 709 (20) 113 (35) 69
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on
investments ............................... $ (36,331) $ (1,307) $ (29,356) $ (13,951) $ (28) $ (332) $ (182) $ (558)
Total Dividends and Distributions
$ (36,331) $ (1,307) $ (29,356) $ (13,951) $ (28) $ (332) $ (182) $ (558)
Year Ended October 31, 2023
From net investment income and net realized gain on
investments ............................... $ (150,583) $ (12,147) $ (98,320) $ (54,460) $ (166) $ (1,432) $ (785) $ (2,390)
Total Dividends and Distributions
$ (150,583) $ (12,147) $ (98,320) $ (54,460) $ (166) $ (1,432) $ (785) $ (2,390)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SAM Conservative Balanced Portfolio
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 45,446 $ 36,247
Net realized gain (loss) on investments ...................................................................................................... 42,413 (30,140)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
231,335 51,652
Net Increase (Decrease) in Net Assets Resulting from Operations 319,194 57,759
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (44,985) (76,093)
Total Dividends and Distributions (44,985) (76,093)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(33,721) 21,770
Total Increase (Decrease) in Net Assets 240,488 3,436
Net Assets
Beginning of period ..........................................................................................................................
1,618,355 1,614,919
End of period ................................................................................................................................
$ 1,858,843 $ 1,618,355
Class A Class C Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold .................................... $ 34,026 $ 3,495 $ 166,428 $ 46,320 $ 148 $ 3,106 $ 837 $ 1,239
Reinvested ............................... 12,396 752 25,204 5,521 27 230 241 484
Redeemed ................................
(95,703) (20,896) (150,444) (57,006) (309) (2,130) (1,620) (6,067)
Net Increase (Decrease)
$ (49,281) $ (16,649) $ 41,188 $ (5,165) $ (134) $ 1,206 $ (542) $ (4,344)
Shares:
Sold .................................... 2,808 293 14,077 3,905 12 268 71 105
Reinvested ............................... 1,032 64 2,131 465 2 19 20 41
Redeemed ................................
(7,954) (1,755) (12,677) (4,813) (26) (181) (137) (513)
Net Increase (Decrease)
(4,114) (1,398) 3,531 (443) (12) 106 (46) (367)
Year Ended October 31, 2023
Dollars:
Sold .................................... $ 46,812 $ 3,970 $ 174,019 $ 26,259 $ 188 $ 1,781 $ 7,165 $ 2,069
Reinvested ............................... 23,106 2,521 38,528 9,938 64 362 459 876
Redeemed ................................
(93,927) (29,438) (124,376) (55,020) (510) (1,741) (8,910) (2,425)
Net Increase (Decrease)
$ (24,009) $ (22,947) $ 88,171 $ (18,823) $ (258) $ 402 $ (1,286) $ 520
Shares:
Sold .................................... 4,214 362 15,879 2,399 17 162 665 188
Reinvested ............................... 2,121 235 3,592 923 6 34 43 81
Redeemed ................................
(8,452) (2,688) (11,382) (5,022) (47) (159) (820) (218)
Net Increase (Decrease)
(2,117) (2,091) 8,089 (1,700) (24) 37 (112) 51
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on
investments ............................... $ (12,507) $ (753) $ (25,222) $ (5,521) $ (27) $ (230) $ (241) $ (484)
Total Dividends and Distributions
$ (12,507) $ (753) $ (25,222) $ (5,521) $ (27) $ (230) $ (241) $ (484)
Year Ended October 31, 2023
From net investment income and net realized gain on
investments ............................... $ (23,302) $ (2,527) $ (38,563) $ (9,940) $ (64) $ (362) $ (459) $ (876)
Total Dividends and Distributions
$ (23,302) $ (2,527) $ (38,563) $ (9,940) $ (64) $ (362) $ (459) $ (876)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SAM Conservative Growth Portfolio
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 40,946 $ 34,542
Net realized gain (loss) on investments ...................................................................................................... 210,126 (26,815)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
516,851 186,170
Net Increase (Decrease) in Net Assets Resulting from Operations 767,923 193,897
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (39,200) (301,708)
Total Dividends and Distributions (39,200) (301,708)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(215,941) 105,958
Total Increase (Decrease) in Net Assets 512,782 (1,853)
Net Assets
Beginning of period ..........................................................................................................................
2,702,792 2,704,645
End of period ................................................................................................................................
$ 3,215,574 $ 2,702,792
Class A Class C Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold .................................... $ 61,935 $ 7,919 $ 115,547 $ 44,639 $ 63 $ 1,825 $ 1,384 $ 1,981
Reinvested ............................... 19,831 428 11,443 6,751 7 92 57 380
Redeemed ................................
(225,862) (36,867) (119,578) (98,718) (816) (1,830) (1,596) (4,956)
Net Increase (Decrease)
$ (144,096) $ (28,520) $ 7,412 $ (47,328) $ (746) $ 87 $ (155) $ (2,595)
Shares:
Sold .................................... 3,287 471 6,433 2,453 4 100 76 109
Reinvested ............................... 1,110 27 677 391 – 5 3 22
Redeemed ................................
(11,987) (2,194) (6,657) (5,443) (44) (104) (85) (272)
Net Increase (Decrease)
(7,590) (1,696) 453 (2,599) (40) 1 (6) (141)
Year Ended October 31, 2023
Dollars:
Sold .................................... $ 70,437 $ 9,633 $ 97,294 $ 57,763 $ 114 $ 1,114 $ 1,309 $ 2,589
Reinvested ............................... 160,877 13,189 74,940 46,455 172 1,108 645 2,556
Redeemed ................................
(200,030) (47,229) (88,173) (86,323) (677) (5,001) (3,263) (3,541)
Net Increase (Decrease)
$ 31,284 $ (24,407) $ 84,061 $ 17,895 $ (391) $ (2,779) $ (1,309) $ 1,604
Shares:
Sold .................................... 4,321 658 6,247 3,606 8 71 84 165
Reinvested ............................... 10,516 966 5,164 3,133 12 77 44 174
Redeemed ................................
(12,242) (3,230) (5,700) (5,438) (44) (324) (215) (220)
Net Increase (Decrease)
2,595 (1,606) 5,711 1,301 (24) (176) (87) 119
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on
investments ............................... $ (20,029) $ (429) $ (11,449) $ (6,757) $ (7) $ (92) $ (57) $ (380)
Total Dividends and Distributions
$ (20,029) $ (429) $ (11,449) $ (6,757) $ (7) $ (92) $ (57) $ (380)
Year Ended October 31, 2023
From net investment income and net realized gain on
investments ............................... $ (162,537) $ (13,252) $ (74,950) $ (46,488) $ (172) $ (1,108) $ (645) $ (2,556)
Total Dividends and Distributions
$ (162,537) $ (13,252) $ (74,950) $ (46,488) $ (172) $ (1,108) $ (645) $ (2,556)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SAM Flexible Income Portfolio
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 72,515 $ 58,475
Net realized gain (loss) on investments ...................................................................................................... 31,654 (57,925)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
259,272 56,742
Net Increase (Decrease) in Net Assets Resulting from Operations 363,441 57,292
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (72,438) (58,259)
Total Dividends and Distributions (72,438) (58,259)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(195,176) (187,444)
Total Increase (Decrease) in Net Assets 95,827 (188,411)
Net Assets
Beginning of period ..........................................................................................................................
2,256,309 2,444,720
End of period ................................................................................................................................
$ 2,352,136 $ 2,256,309
Class A Class C Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold .................................... $ 58,785 $ 4,621 $ 86,906 $ 31,857 $ 518 $ 537 $ 970 $ 15,483
Reinvested ............................... 27,798 1,914 35,935 5,683 60 88 109 425
Redeemed ................................
(203,962) (37,896) (174,102) (42,606) (2,110) (962) (754) (4,473)
Net Increase (Decrease)
$ (117,379) $ (31,361) $ (51,261) $ (5,066) $ (1,532) $ (337) $ 325 $ 11,435
Shares:
Sold .................................... 4,969 396 7,460 2,702 44 46 83 1,327
Reinvested ............................... 2,366 165 3,089 485 5 8 9 36
Redeemed ................................
(17,314) (3,250) (14,958) (3,623) (172) (83) (65) (377)
Net Increase (Decrease)
(9,979) (2,689) (4,409) (436) (123) (29) 27 986
Year Ended October 31, 2023
Dollars:
Sold .................................... $ 76,268 $ 6,254 $ 120,788 $ 31,118 $ 558 $ 823 $ 1,339 $ 1,007
Reinvested ............................... 23,189 1,857 27,873 4,616 40 72 70 191
Redeemed ................................
(213,816) (53,249) (167,554) (44,978) (313) (1,382) (859) (1,356)
Net Increase (Decrease)
$ (114,359) $ (45,138) $ (18,893) $ (9,244) $ 285 $ (487) $ 550 $ (158)
Shares:
Sold .................................... 6,827 565 10,926 2,790 50 74 120 91
Reinvested ............................... 2,092 170 2,539 418 4 7 6 17
Redeemed ................................
(19,146) (4,829) (15,174) (4,063) (29) (123) (77) (121)
Net Increase (Decrease)
(10,227) (4,094) (1,709) (855) 25 (42) 49 (13)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on
investments ............................... $ (28,112) $ (1,929) $ (36,025) $ (5,690) $ (60) $ (88) $ (109) $ (425)
Total Dividends and Distributions
$ (28,112) $ (1,929) $ (36,025) $ (5,690) $ (60) $ (88) $ (109) $ (425)
Year Ended October 31, 2023
From net investment income and net realized gain on
investments ............................... $ (23,445) $ (1,867) $ (27,950) $ (4,624) $ (40) $ (72) $ (70) $ (191)
Total Dividends and Distributions
$ (23,445) $ (1,867) $ (27,950) $ (4,624) $ (40) $ (72) $ (70) $ (191)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SAM Strategic Growth Portfolio
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 20,552 $ 14,951
Net realized gain (loss) on investments ...................................................................................................... 141,480 6,610
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
416,929 132,725
Net Increase (Decrease) in Net Assets Resulting from Operations 578,961 154,286
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (25,955) (160,318)
Total Dividends and Distributions (25,955) (160,318)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(138,098) 79,844
Total Increase (Decrease) in Net Assets 414,908 73,812
Net Assets
Beginning of period ..........................................................................................................................
1,852,176 1,778,364
End of period ................................................................................................................................
$ 2,267,084 $ 1,852,176
Class A Class C Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold .................................... $ 47,868 $ 8,058 $ 69,350 $ 43,744 $ 50 $ 1,533 $ 986 $ 5,245
Reinvested ............................... 13,927 405 5,963 5,025 4 75 77 305
Redeemed ................................
(159,566) (23,377) (68,544) (80,248) (77) (3,013) (3,077) (2,811)
Net Increase (Decrease)
$ (97,771) $ (14,914) $ 6,769 $ (31,479) $ (23) $ (1,405) $ (2,014) $ 2,739
Shares:
Sold .................................... 2,198 432 3,345 2,082 2 75 49 255
Reinvested ............................... 681 23 308 255 – 4 4 16
Redeemed ................................
(7,289) (1,247) (3,284) (3,841) (4) (144) (146) (135)
Net Increase (Decrease)
(4,410) (792) 369 (1,504) (2) (65) (93) 136
Year Ended October 31, 2023
Dollars:
Sold .................................... $ 50,940 $ 8,099 $ 50,168 $ 67,474 $ 181 $ 1,524 $ 4,390 $ 3,456
Reinvested ............................... 91,610 7,077 31,360 26,616 27 608 277 1,656
Redeemed ................................
(126,375) (25,828) (40,118) (63,971) (99) (1,929) (2,245) (5,054)
Net Increase (Decrease)
$ 16,175 $ (10,652) $ 41,410 $ 30,119 $ 109 $ 203 $ 2,422 $ 58
Shares:
Sold .................................... 2,767 509 2,854 3,772 11 87 250 194
Reinvested ............................... 5,358 482 1,933 1,610 2 38 17 102
Redeemed ................................
(6,855) (1,633) (2,289) (3,575) (6) (110) (130) (281)
Net Increase (Decrease)
1,270 (642) 2,498 1,807 7 15 137 15
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on
investments ............................... $ (14,094) $ (407) $ (5,965) $ (5,028) $ (4) $ (75) $ (77) $ (305)
Total Dividends and Distributions
$ (14,094) $ (407) $ (5,965) $ (5,028) $ (4) $ (75) $ (77) $ (305)
Year Ended October 31, 2023
From net investment income and net realized gain on
investments ............................... $ (92,673) $ (7,090) $ (31,367) $ (26,619) $ (28) $ (608) $ (277) $ (1,656)
Total Dividends and Distributions
$ (92,673) $ (7,090) $ (31,367) $ (26,619) $ (28) $ (608) $ (277) $ (1,656)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Short-Term Income Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 107,537 $ 93,169
Net realized gain (loss) on investments and futures ......................................................................................... 5,375 (26,093)
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
97,726 76,005
Net Increase (Decrease) in Net Assets Resulting from Operations 210,638 143,081
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (107,614) (93,821)
Total Dividends and Distributions (107,614) (93,821)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
370,899 (387,112)
Total Increase (Decrease) in Net Assets 473,923 (337,852)
Net Assets
Beginning of period ..........................................................................................................................
2,854,651 3,192,503
End of period ................................................................................................................................
$ 3,328,574 $ 2,854,651
Class A Class C Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold .................................... $ 155,163 $ 4,055 $ 10,419 $ 1,026,130 $ 97 $ 5,416 $ 11,107 $ 1,324
Reinvested ............................... 10,287 384 3,887 90,131 13 295 306 290
Redeemed ................................
(177,177) (7,038) (23,863) (713,257) (108) (6,994) (17,353) (2,615)
Net Increase (Decrease)
$ (11,727) $ (2,599) $ (9,557) $ 403,004 $ 2 $ (1,283) $ (5,940) $ (1,001)
Shares:
Sold .................................... 13,057 342 878 86,242 8 456 945 112
Reinvested ............................... 865 32 327 7,581 1 25 26 24
Redeemed ................................
(14,933) (594) (2,012) (60,107) (9) (590) (1,469) (221)
Net Increase (Decrease)
(1,011) (220) (807) 33,716 – (109) (498) (85)
Year Ended October 31, 2023
Dollars:
Sold .................................... $ 168,814 $ 4,644 $ 12,224 $ 590,137 $ 29 $ 3,056 $ 6,986 $ 1,539
Reinvested ............................... 9,313 358 3,462 77,562 12 245 368 249
Redeemed ................................
(220,714) (11,779) (29,869) (987,824) (217) (3,302) (9,967) (2,438)
Net Increase (Decrease)
$ (42,587) $ (6,777) $ (14,183) $ (320,125) $ (176) $ (1) $ (2,613) $ (650)
Shares:
Sold .................................... 14,560 402 1,054 50,941 2 264 601 133
Reinvested ............................... 802 31 299 6,687 1 21 32 21
Redeemed ................................
(19,028) (1,016) (2,577) (85,288) (18) (284) (859) (210)
Net Increase (Decrease)
(3,666) (583) (1,224) (27,660) (15) 1 (226) (56)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on
investments ............................... $ (10,722) $ (399) $ (3,941) $ (91,635) $ (13) $ (305) $ (309) $ (290)
Total Dividends and Distributions
$ (10,722) $ (399) $ (3,941) $ (91,635) $ (13) $ (305) $ (309) $ (290)
Year Ended October 31, 2023
From net investment income and net realized gain on
investments ............................... $ (9,744) $ (374) $ (3,512) $ (79,313) $ (12) $ (248) $ (369) $ (249)
Total Dividends and Distributions
$ (9,744) $ (374) $ (3,512) $ (79,313) $ (12) $ (248) $ (369) $ (249)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SmallCap Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 6,456 $ 3,634
Net realized gain (loss) on investments and futures ......................................................................................... 31,476 38,378
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
284,959 (142,147)
Net Increase (Decrease) in Net Assets Resulting from Operations 322,891 (100,135)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (35,909) (1,601)
Total Dividends and Distributions (35,909) (1,601)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
931,600 (44,335)
Total Increase (Decrease) in Net Assets 1,218,582 (146,071)
Net Assets
Beginning of period ..........................................................................................................................
1,061,630 1,207,701
End of period ................................................................................................................................
$ 2,280,212 $ 1,061,630
Class A Class C Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold .......................... $ 13,944 N/A $ 6,706 $ 552,902 $ 105 $ 4,677 $ 2,063 $ 4,861 $ 777,454
Reinvested ..................... 7,874 N/A 6,386 11,770 40 458 1,014 1,268 6,999
Redeemed ......................
(42,718) N/A (25,526) (308,730) (254) (7,329) (12,403) (9,416) (60,545)
Net Increase (Decrease)
$ (20,900) N/A $ (12,434) $ 255,942 $ (109) $ (2,194) $ (9,326) $ (3,287) $ 723,908
Shares:
Sold .......................... 561 N/A 285 20,333 5 192 80 182 27,465
Reinvested ..................... 327 N/A 280 440 2 19 40 48 261
Redeemed ......................
(1,721) N/A (1,086) (11,222) (11) (299) (479) (349) (2,167)
Net Increase (Decrease)
(833) N/A (521) 9,551 (4) (88) (359) (119) 25,559
Year Ended October 31, 2023
(a)
Dollars:
Sold .......................... $ 35,051 $ 729 $ 5,186 $ 159,444 $ 200 $ 7,225 $ 7,039 $ 8,530 $ 63,224
Reinvested ..................... – – 172 720 – – – 22 684
Redeemed ......................
(36,600) (20,328) (17,745) (157,283) (869) (5,585) (11,954) (16,719) (65,478)
Net Increase (Decrease)
$ (1,549) $ (19,599) $ (12,387) $ 2,881 $ (669) $ 1,640 $ (4,915) $ (8,167) $ (1,570)
Shares:
Sold .......................... 1,534 38 234 6,225 9 317 289 340 2,431
Reinvested ..................... – – 8 30 – – – 1 28
Redeemed ......................
(1,587) (1,084) (808) (6,127) (44) (246) (483) (655) (2,526)
Net Increase (Decrease)
(53) (1,046) (566) 128 (35) 71 (194) (314) (67)
Dividends and Distributions to
Shareholders:
Year Ended October 31, 2024
From net investment income and net
realized gain on investments ......... $ (7,925) $ N/A $ (6,398) $ (11,798) $ (40) $ (464) $ (1,014) $ (1,268) $ (7,002)
Total Dividends and Distributions
$ (7,925) $ N/A $ (6,398) $ (11,798) $ (40) $ (464) $ (1,014) $ (1,268) $ (7,002)
Year Ended October 31, 2023
(a)
From net investment income and net
realized gain on investments ......... $ – $ – $ (173) $ (721) $ – $ – $ – $ (22) $ (685)
Total Dividends and Distributions
$ – $ – $ (173) $ (721) $ – $ – $ – $ (22) $ (685)
(a)
Class C shares discontinued operations and converted to Class A shares on May 19, 2023.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SmallCap Growth Fund I
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ (5,963) $ (4,833)
Net realized gain (loss) on investments and futures ......................................................................................... 221,027 (36,350)
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
463,693 (89,678)
Net Increase (Decrease) in Net Assets Resulting from Operations 678,757 (130,861)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (18,193)
Total Dividends and Distributions – (18,193)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(573,772) (83,501)
Total Increase (Decrease) in Net Assets 104,985 (232,555)
Net Assets
Beginning of period ..........................................................................................................................
2,019,567 2,252,122
End of period ................................................................................................................................
$ 2,124,552 $ 2,019,567
Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ............................................... $ 6,795 $ 32,965 $ 229 $ 3,604 $ 1,913 $ 3,761 $ 297,493
Redeemed ...........................................
(13,665) (94,800) (397) (4,154) (4,742) (7,661) (795,113)
Net Increase (Decrease)
$ (6,870) $ (61,835) $ (168) $ (550) $ (2,829) $ (3,900) $ (497,620)
Shares:
Sold ............................................... 791 2,387 23 327 159 292 20,444
Redeemed ...........................................
(1,598) (6,631) (41) (391) (385) (598) (53,459)
Net Increase (Decrease)
(807) (4,244) (18) (64) (226) (306) (33,015)
Year Ended October 31, 2023
Dollars:
Sold ............................................... $ 7,024 $ 41,990 $ 311 $ 2,501 $ 1,118 $ 5,449 $ 313,389
Reinvested .......................................... 843 1,065 19 142 93 281 15,278
Redeemed ...........................................
(10,083) (94,484) (657) (3,534) (1,843) (15,825) (346,578)
Net Increase (Decrease)
$ (2,216) $ (51,429) $ (327) $ (891) $ (632) $ (10,095) $ (17,911)
Shares:
Sold ............................................... 901 3,247 35 264 106 472 24,279
Reinvested .......................................... 119 89 2 16 9 26 1,271
Redeemed ...........................................
(1,305) (7,404) (75) (372) (172) (1,384) (26,909)
Net Increase (Decrease)
(285) (4,068) (38) (92) (57) (886) (1,359)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ... $ – $ – $ – $ – $ – $ – $ –
Total Dividends and Distributions
$ – $ – $ – $ – $ – $ – $ –
Year Ended October 31, 2023
From net investment income and net realized gain on investments ... $ (845) $ (1,214) $ (19) $ (143) $ (93) $ (281) $ (15,598)
Total Dividends and Distributions
$ (845) $ (1,214) $ (19) $ (143) $ (93) $ (281) $ (15,598)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SmallCap S&P 600 Index Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 16,944 $ 17,048
Net realized gain (loss) on investments and futures ......................................................................................... 111,048 43,949
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
173,650 (146,774)
Net Increase (Decrease) in Net Assets Resulting from Operations 301,642 (85,777)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (52,576) (115,168)
Total Dividends and Distributions (52,576) (115,168)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(75,034) 82,041
Total Increase (Decrease) in Net Assets 174,032 (118,904)
Net Assets
Beginning of period ..........................................................................................................................
1,043,043 1,161,947
End of period ................................................................................................................................
$ 1,217,075 $ 1,043,043
Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ............................................... $ 14,933 $ 65,714 $ 1,074 $ 10,054 $ 7,137 $ 14,362 $ 130,087
Reinvested .......................................... 8,208 10,238 220 2,716 1,105 3,730 26,237
Redeemed ...........................................
(27,859) (101,572) (2,488) (26,163) (11,829) (29,237) (171,701)
Net Increase (Decrease)
$ (4,718) $ (25,620) $ (1,194) $ (13,393) $ (3,587) $ (11,145) $ (15,377)
Shares:
Sold ............................................... 622 2,533 43 375 265 526 4,997
Reinvested .......................................... 348 398 9 103 41 138 1,021
Redeemed ...........................................
(1,171) (3,903) (99) (976) (435) (1,063) (6,586)
Net Increase (Decrease)
(201) (972) (47) (498) (129) (399) (568)
Year Ended October 31, 2023
Dollars:
Sold ............................................... $ 13,467 $ 75,238 $ 843 $ 14,074 $ 6,155 $ 16,255 $ 169,713
Reinvested .......................................... 18,550 21,053 633 7,124 3,095 9,469 55,034
Redeemed ...........................................
(23,026) (87,208) (1,609) (22,647) (13,987) (31,737) (148,448)
Net Increase (Decrease)
$ 8,991 $ 9,083 $ (133) $ (1,449) $ (4,737) $ (6,013) $ 76,299
Shares:
Sold ............................................... 594 3,088 35 564 243 633 7,012
Reinvested .......................................... 857 896 28 296 126 384 2,344
Redeemed ...........................................
(1,022) (3,496) (68) (901) (543) (1,236) (6,023)
Net Increase (Decrease)
429 488 (5) (41) (174) (219) 3,333
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ... $ (8,236) $ (10,331) $ (220) $ (2,717) $ (1,105) $ (3,730) $ (26,237)
Total Dividends and Distributions
$ (8,236) $ (10,331) $ (220) $ (2,717) $ (1,105) $ (3,730) $ (26,237)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ... $ (18,584) $ (21,218) $ (633) $ (7,128) $ (3,095) $ (9,469) $ (55,041)
Total Dividends and Distributions
$ (18,584) $ (21,218) $ (633) $ (7,128) $ (3,095) $ (9,469) $ (55,041)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SmallCap Value Fund II
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 17,773 $ 13,786
Net realized gain (loss) on investments and futures ......................................................................................... 125,323 31,063
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
161,934 (86,348)
Net Increase (Decrease) in Net Assets Resulting from Operations 305,030 (41,499)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (44,101) (115,707)
Total Dividends and Distributions (44,101) (115,707)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(310,680) 202,336
Total Increase (Decrease) in Net Assets (49,751) 45,130
Net Assets
Beginning of period ..........................................................................................................................
1,168,431 1,123,301
End of period ................................................................................................................................
$ 1,118,680 $ 1,168,431
Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ............................................... $ 3,213 $ 87,462 $ 108 $ 1,142 $ 1,001 $ 901 $ 330,671
Reinvested .......................................... 671 8,034 22 165 90 317 34,556
Redeemed ...........................................
(4,116) (158,133) (282) (2,260) (845) (7,229) (606,168)
Net Increase (Decrease)
$ (232) $ (62,637) $ (152) $ (953) $ 246 $ (6,011) $ (240,941)
Shares:
Sold ............................................... 271 7,421 11 102 87 77 27,496
Reinvested .......................................... 58 663 2 15 8 27 2,853
Redeemed ...........................................
(358) (13,211) (28) (200) (73) (626) (49,029)
Net Increase (Decrease)
(29) (5,127) (15) (83) 22 (522) (18,680)
Year Ended October 31, 2023
Dollars:
Sold ............................................... $ 4,700 $ 133,613 $ 108 $ 2,133 $ 826 $ 1,775 $ 230,311
Reinvested .......................................... 2,218 15,959 89 539 277 1,287 94,994
Redeemed ...........................................
(4,992) (114,735) (217) (2,126) (697) (4,316) (159,410)
Net Increase (Decrease)
$ 1,926 $ 34,837 $ (20) $ 546 $ 406 $ (1,254) $ 165,895
Shares:
Sold ............................................... 437 11,856 11 211 77 160 20,722
Reinvested .......................................... 222 1,528 10 55 28 127 9,103
Redeemed ...........................................
(476) (10,235) (23) (207) (65) (386) (14,648)
Net Increase (Decrease)
183 3,149 (2) 59 40 (99) 15,177
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ... $ (672) $ (8,248) $ (22) $ (165) $ (90) $ (317) $ (34,587)
Total Dividends and Distributions
$ (672) $ (8,248) $ (22) $ (165) $ (90) $ (317) $ (34,587)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ... $ (2,218) $ (16,206) $ (89) $ (539) $ (277) $ (1,287) $ (95,091)
Total Dividends and Distributions
$ (2,218) $ (16,206) $ (89) $ (539) $ (277) $ (1,287) $ (95,091)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Tax-Exempt Bond Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 19,481 $ 19,378
Net realized gain (loss) on investments ...................................................................................................... (5,222) (22,524)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
37,240 26,194
Net Increase (Decrease) in Net Assets Resulting from Operations 51,499 23,048
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (19,821) (18,621)
Total Dividends and Distributions (19,821) (18,621)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(8,804) (59,708)
Total Increase (Decrease) in Net Assets 22,874 (55,281)
Net Assets
Beginning of period ..........................................................................................................................
544,549 599,830
End of period ................................................................................................................................
$ 567,423 $ 544,549
Class A Class C Institutional
Capital Share Transactions:
Year Ended October 31, 2024
Dollars:
Sold ......................................................................................... $ 44,064 $ 2,004 $ 103,412
Reinvested .................................................................................... 8,237 381 10,082
Redeemed .....................................................................................
(71,489) (5,742) (99,753)
Net Increase (Decrease)
$ (19,188) $ (3,357) $ 13,741
Shares:
Sold ......................................................................................... 6,537 296 15,353
Reinvested .................................................................................... 1,221 56 1,492
Redeemed .....................................................................................
(10,638) (850) (14,854)
Net Increase (Decrease)
(2,880) (498) 1,991
Year Ended October 31, 2023
Dollars:
Sold ......................................................................................... $ 55,041 $ 2,230 $ 122,603
Reinvested .................................................................................... 8,084 421 8,893
Redeemed .....................................................................................
(103,671) (8,484) (144,825)
Net Increase (Decrease)
$ (40,546) $ (5,833) $ (13,329)
Shares:
Sold ......................................................................................... 8,321 338 18,451
Reinvested .................................................................................... 1,221 63 1,342
Redeemed .....................................................................................
(15,688) (1,278) (21,985)
Net Increase (Decrease)
(6,146) (877) (2,192)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............................................. $ (9,070) $ (405) $ (10,346)
Total Dividends and Distributions
$ (9,070) $ (405) $ (10,346)
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............................................. $ (8,975) $ (446) $ (9,200)
Total Dividends and Distributions
$ (8,975) $ (446) $ (9,200)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

1. Organization
Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for California Municipal
Fund, Core Fixed Income Fund, Core Plus Bond Fund, Diversified Income Fund, Diversified International Fund, Equity Income Fund, Finisterre
Emerging Markets Total Return Bond Fund, Global Emerging Markets Fund, Global Real Estate Securities Fund, Government & High Quality
Bond Fund, Government Money Market Fund, High Income Fund, High Yield Fund, Inflation Protection Fund, International Equity Fund,
LargeCap Growth Fund I, LargeCap S&P 500 Index Fund, LargeCap Value Fund III, MidCap Fund, MidCap Growth Fund, MidCap Growth Fund
III, MidCap S&P 400 Index Fund, MidCap Value Fund I, Money Market Fund, Overseas Fund, Principal Capital Appreciation Fund, Principal
LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035
Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal
LifeTime 2060 Fund, Principal LifeTime 2065 Fund, Principal LifeTime 2070 Fund, Principal LifeTime Hybrid 2015 Fund, Principal LifeTime
Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund,
Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid
2055 Fund, Principal LifeTime Hybrid 2060 Fund, Principal LifeTime Hybrid 2065 Fund, Principal LifeTime Hybrid 2070, Principal LifeTime
Hybrid Income Fund, Principal LifeTime Strategic Income Fund, Real Estate Securities Fund, SAM Balanced Portfolio, SAM Conservative
Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income
Fund, SmallCap Fund, SmallCap Growth Fund I, SmallCap S&P 600 Index Fund, SmallCap Value Fund II, and Tax-Exempt Bond Fund, series of the Fund, (known as the "Funds") are presented herein. Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025
Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal
LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, Principal LifeTime 2065 Fund, Principal LifeTime 2070
Fund, and Principal LifeTime Strategic Income Fund are referred to collectively as the “Principal LifeTime Funds”. Principal LifeTime Hybrid
2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal
LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050
Fund, Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, Principal LifeTime Hybrid 2065 Fund, Principal LifeTime
Hybrid 2070, and Principal LifeTime Hybrid Income Fund are referred to collectively as the “Principal LifeTime Hybrid Funds”. SAM Balanced,
SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth
Portfolio are referred to collectively as the “SAM Portfolios”. The Funds may offer up to nine classes of shares: Class A, Class C, Class J,
Institutional, R-1, R-3, R-4, R-5, and R-6.
Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification (“ASC”)
Topic 946, Financial Services - Investment Companies . The Funds have not provided financial support and are not contractually required to provide financial support to any investee.
Effective December 12, 2022, Institutional shares converted into R-6 shares of Government Money Market Fund and R-6 shares commenced operations. On December 14, 2022, Principal Global Investors, LLC (the “Manager”) made a $10,000 purchase of Institutional shares.
Effective January 13, 2023, R-1 shares discontinued and converted into R-3 shares for Overseas Fund.
Effective March 1, 2023, Principal LifeTime 2070 Fund commenced operations with the Manager making an initial $10,000 purchase of each
Class J, Institutional, R-1, R-3, R-4, and R-5 shares.
Effective March 1, 2023, Principal LifeTime Hybrid 2070 Fund commenced operations with the Manager making an initial $10,000 purchase of each Class J, Institutional, and R-6 shares.
Effective May 12, 2023, Principal LifeTime Strategic Income Fund acquired all the assets and assumed all the liabilities of Principal LifeTime
2010 Fund, a series of the Fund, pursuant to a plan of reorganization approved by shareholders September 13, 2022. The purpose of the acquisition was to combine two funds managed by the Manager with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 46,483,000 shares from Principal LifeTime 2010 Fund for 48,359,000 shares valued at $506,997,000 of
Principal LifeTime Strategic Income Fund at an approximate exchange rate of 1.04 for all classes of shares. The investment securities of Principal
LifeTime 2010 Fund, with a fair value of approximately $506,651,000 and a cost of $530,955,000 and $110,000 cash were the primary assets acquired by Principal LifeTime Strategic Income Fund on May 12, 2023. For financial reporting purposes, assets received, and shares issued by Principal LifeTime Strategic Income Fund were recorded at fair value; however, the cost basis of the investments received from Principal
LifeTime 2010 Fund were maintained through the reorganization. The net assets of Principal LifeTime 2010 Fund and Principal LifeTime
Strategic Income Fund immediately prior to the acquisition in accordance with U.S. GAAP were approximately $507,031,000 ($882,000 of accumulated realized loss) and $341,098,000, respectively. The aggregate net assets of Principal LifeTime Strategic Income Fund immediately

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

following the acquisition was $848,129,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.
Assuming the acquisition had been completed on November 1, 2022, the beginning of the fiscal year for Principal LifeTime Strategic Income
Fund, Principal LifeTime Strategic Income Fund’s pro forma results of operations for the period ended October 31, 2023, would have been
$24,949,000 of net investment income, $8,418,000 of net realized and unrealized gain on investments, and $33,367,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Principal LifeTime 2010 Fund that have been included in Principal LifeTime Strategic Income Fund’s statement of operations since May 12, 2023.
Effective May 19, 2023, Class C shares discontinued and converted into Class A shares for the following Funds:
On March 13, 2024, the Fund’s Board of Directors (the “Board”) took the following actions: Approved the conversion of Class R-1 shares into
Class R-3 shares and Class R-4 shares into Class R-5 shares for Core Fixed Income Fund, Core Plus Bond Fund, Diversified International Fund,
Equity Income Fund, Global Emerging Markets Fund, Government & High Quality Bond Fund, Inflation Protection Fund, International Equity
Fund, LargeCap Growth Fund I, LargeCap S&P 500 Index Fund, LargeCap Value Fund III, MidCap Fund, MidCap Growth Fund, MidCap
Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, Principal Capital Appreciation Fund, Principal LifeTime Funds, Real
Estate Securities Fund, SAM Portfolios, Short-Term Income Fund, SmallCap Fund, SmallCap Growth Fund I, SmallCap S&P 600 Index Fund,
SmallCap Value Fund II Fund following the close of business on November 22, 2024; approved the conversion Class R-4 shares into Class R-5 shares for Global Real Estate Securities Fund following the close of business on November 22, 2024; and approved the conversion of the Class
R-4 shares into Institutional shares for Overseas Fund following the close of business on November 22, 2024.
Effective July 31, 2024 International Fund I changed its name to International Equity Fund.
On October 31, 2024, the Board approved the acquisition of the assets of the High Income Fund by the High Yield Fund (the “Proposed Merger”).
The record date for the determination of shareholders entitled to receive notice of the Proposed Merger is January 6, 2025, and the Proposed
Merger is expected to occur on or about February 28, 2025.
All classes of shares for each of the Funds represent interests in the same portfolio of investments and will vote together as a single class except where otherwise required by law or as determined by the Board. In addition, the Board declares separate dividends on each class of shares.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:
Security Valuation. The Funds may invest in other series of the Fund and other investment funds, which may include closed-end investment companies, exchange-traded funds, money market funds and other registered open-end investment companies. Investments in registered open-
end investment companies, other than exchange-traded funds, are valued at the respective fund’s closing net asset value per share on the day of valuation.
The Funds (with the exception of Government Money Market Fund, Money Market Fund, Principal LifeTime Funds, Principal LifeTime Hybrid
Funds, and the SAM Portfolios) value securities, including exchange-traded funds, for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Board.
Core Fixed Income Fund Principal Capital Appreciation Fund
LargeCap S&P 500 Index Fund SmallCap Fund
1. Organization (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depository receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example, weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor, is authorized to make such determinations subject to such oversight by the Board, as may occasionally be necessary.
Government Money Market Fund qualifies as a government/agency money market fund. Money Market Fund qualifies as a retail money market fund. The two funds value their securities, other than holdings of other publicly traded investment funds, at amortized cost as permitted under
Rule 2a-7 of the 1940 Act. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange.
The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation)
on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.
The following Funds held securities denominated in foreign currencies that exceeded 5% of net assets of the respective fund as of October 31,
2024:
Diversified International Fund
Euro 26 .7%
British Pound Sterling 17 .7
Japanese Yen 11 .2
Hong Kong Dollar 9 .5
Canadian Dollar 9 .3
Finisterre Emerging Markets Total Return Bond Fund
Euro 5 .4%
Global Emerging Markets Fund
Hong Kong Dollar 23 .2%
New Taiwan Dollar 20 .1
Indian Rupee 15 .8
South Korean Won 8 .7
Global Real Estate Securities Fund
Japanese Yen 7 .7%
Euro 7 .2
Australian Dollar 6 .9
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Payment in kind (“PIK”) income is computed on the value of the securities received at the contractual rate specified in each loan agreement. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities.
Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par. The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Government Money Market Fund and Money Market Fund) of each class.
Distributions received from other series of the Fund and other investment companies (collectively, “Underlying Funds”) are recorded in accordance with the character of the distributions as designated by the Underlying Funds. Distributions received from Real Estate Investment
Trusts (“REITs”) may be characterized as ordinary income, capital gain, or a return of capital to the Funds. The proper characterization of distributions from REITs is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. Global Real Estate Securities Fund and Real Estate Securities Fund receive substantial distributions from holdings in REITs.
Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.
Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Government Money Market Fund and Money Market Fund) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations. Certain of the transfer agent expenses may be reduced by the impact of interest earned during the period between when a redemption occurs and the funds are settled.
In addition to the expenses the Funds bear directly, each of the Funds may indirectly bear a pro rata share of the fees and expenses of the
Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Funds may own different proportions of the Underlying Funds at different times, the amount of expense incurred indirectly by each of the Funds will vary. Expenses included in the statements of operations and financial highlights of the Funds do not include any expenses associated with the Underlying Funds.
Dividends and Distributions to Shareholders. With respect to Government Money Market Fund and Money Market Fund, all net investment income and any realized gains from investment transactions are declared as dividends daily to settled shares of record as of that day. With respect to California Municipal Fund, Core Fixed Income Fund, Government & High Quality Bond Fund, High Yield Fund, Short-Term Income Fund
and Tax-Exempt Bond Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other
Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S.
GAAP. These differences are primarily due to differing treatments for amortization of premiums and discounts, net operating losses, foreign currency transactions, options and futures contracts, certain defaulted securities, sales of passive foreign investment companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, paydowns, certain preferred securities, swap agreements, short sales, partnership investments, REITs, utilization of earnings and profits distributed to shareholders on redemption of shares, and the limitations imposed by
Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on
International Equity Fund
Euro 29 .1%
British Pound Sterling 16 .7
Hong Kong Dollar 14 .2
Japanese Yen 12 .9
Canadian Dollar 9 .0
Overseas Fund
Euro 38 .1%
British Pound Sterling 21 .8
Japanese Yen 15 .3
Hong Kong Dollar 5 .2
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a
“regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is
“more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the “more likely than not” threshold would be recorded as a tax benefit or expense in the current year.
The Funds recognize interest and penalties, if any, related to unrecognized tax positions as tax expense on the statements of operations. During the year ended October 31, 2024 , the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last three years, once a return is filed. No examinations are in progress at this time.
Foreign Taxes. The Funds may be subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on the statements of operations. In consideration of recent decisions rendered by European courts, certain of the Funds have filed for additional tax reclaims for taxes withheld in prior years. Due to the uncertainty regarding collectability and timing of these reclaims, among other factors, a corresponding receivable will only be recognized when the tax position meets the "more likely than not" threshold. Any accrued foreign tax reclaims receivables are included in dividends and interest receivables on the statements of assets and liabilities. Any foreign tax reclaims income is included in dividend income on the statements of operations.
In the event that foreign tax reclaims received during the fiscal year exceed foreign withholding tax paid, and a fund previously passed through foreign tax credits to its shareholders, a fund will enter into a closing agreement with the Internal Revenue Service ("IRS"), in order to pay the associated tax liability on behalf of the fund's shareholders. Any IRS closing agreement fees related to foreign tax reclaims are reflected as a reduction to income on the statements of operations. Adjustments and final payments to previously estimated IRS closing agreement fee liabilities may result in an increase to income on the statements of operations. Any accrued IRS closing agreement fees related to foreign tax reclaims are reflected on the statements of assets and liabilities.
Gains realized upon the disposition of certain foreign securities held by certain Funds may be subject to capital gains tax, payable prior to the repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statements of operations. Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Funds accrue an estimated tax liability for future gains on certain foreign securities. Any foreign tax refund receivables and any accrued foreign tax liabilities are shown on the statements of assets and liabilities.
Recent Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update
("ASU") No. 2020-04 Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Interbank Offered Rate ("LIBOR") or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31,
2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December
31, 2024. Management expects the impact of these ASUs will not have a material impact on the Funds' financial statements.
In June 2022, the FASB issued ASU No. 2022-03 Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to
Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. The impact of the ASU will not have a material impact on the
Funds’ financial statements. The Funds will adopt the ASU for periods beginning after December 15, 2023.
In November 2023, the FASB issued ASU No. 2023-07 Segment Reporting (Topic 280); Improvements to Reportable Segment Disclosures,
which improves reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The
ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024.
Management is currently evaluating the impact of applying the ASU to the Funds' financial statements.
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-
term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate plus the applicable margin of 1.00%. The bank loan rate equals the higher of (i) the Federal Funds Rate or (ii) the Secured Overnight Financing
Rate (“SOFR”) plus .10% (“Adjusted SOFR”). If the Federal Funds Rate or the Adjusted SOFR is less than zero, it shall be deemed to be zero for purposes of calculating such rate. The interest income received is included in interest income on the statements of operations. The interest expense associated with these borrowings is included in other expenses on the statements of operations. Any outstanding lending as of October
31, 2024 is included in interfund lending on the statements of assets and liabilities. There were no outstanding borrowings as of October 31, 2024.
During the year ended October 31, 2024, Funds lending to the Facility were as follows (amounts in thousands):
During the year ended October 31, 2024, Funds borrowing from the Facility were as follows (amounts in thousands):
Average Daily
Amount Loaned
Weighted Average
Annual Interest
Rate Interest Income
Core Fixed Income Fund $ 1,778 5.96% $ 106
Core Plus Bond Fund 137 5.82 8
Diversified Income Fund 444 5.83 26
Diversified International Fund 1,949 5.64 110
Equity Income Fund 1,767 5.57 98
Finisterre Emerging Markets Total Return Bond Fund 81 5.96 5
Global Emerging Markets Fund 122 5.89 7
Global Real Estate Securities Fund 104 5.89 6
Government & High Quality Bond Fund 102 5.96 6
High Income Fund 1,051 5.96 63
High Yield Fund 882 5.70 50
International Equity Fund 34 5.96 2
LargeCap Growth Fund I 1,100 5.78 64
LargeCap S&P 500 Index Fund 1,452 5.79 84
LargeCap Value Fund III 521 5.67 30
MidCap Fund 195 5.97 12
MidCap Growth Fund 65 5.93 4
MidCap Growth Fund III 131 5.93 8
MidCap S&P 400 Index Fund 194 5.86 11
MidCap Value Fund I 575 5.88 34
Overseas Fund 443 5.96 26
Principal Capital Appreciation Fund 165 5.97 10
Real Estate Securities Fund 699 5.91 41
Short-Term Income Fund 311 5.98 19
SmallCap Fund 326 5.97 19
SmallCap Growth Fund I 359 5.84 21
SmallCap S&P 600 Index Fund 233 5.81 14
SmallCap Value Fund II 119 5.85 7
Average Daily
Amount Borrowed
Weighted Average
Annual Interest
Rate Interest Expense
California Municipal Fund $ 132 5.89% $ 8
Core Plus Bond Fund 3 5.96 —
Diversified International Fund 57 5.95 3
Equity Income Fund 105 5.96 6
Global Real Estate Securities Fund 1,769 5.93 105
Inflation Protection Fund 60 5.97 4
International Equity Fund 418 5.84 24
MidCap Fund 1,166 5.84 68
MidCap Growth Fund 45 5.96 3
MidCap Growth Fund III 63 5.95 4
MidCap S&P 400 Index Fund 56 5.95 3
MidCap Value Fund I 48 5.95 3
Real Estate Securities Fund 191 5.53 11
SmallCap Fund 59 5.95 4

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

In addition, the Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a group of financial institutions which allows the participants to borrow up to $300 million, collectively (prior to April 15, 2024, the participants were able to borrow up to 250 million, collectively). Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-
term cash requirements. The line of credit is available under a group of revolving financial institutions and lending is carried out with unaffiliated financial institutions. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Adjusted SOFR plus the applicable margin of 1.00%. If the Federal Funds Rate or the Adjusted SOFR is less than zero, it shall be deemed to be zero for purposes of calculating such rate. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit which is allocated to each participant based on average net assets. The interest expense associated with these borrowings is included in other expenses on the statements of operations. There were no outstanding borrowings as of October 31, 2024.
During the year ended October 31, 2024, Funds borrowing against the line of credit were as follows (amounts in thousands):
Credit Linked Structured Notes. Certain of the Funds invest in credit linked structured notes whose market values are primarily derived from changes in the value of various credit indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Credit linked structured notes may entail a greater degree of market risk than other types of debt securities. Credit linked structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the fair value of the credit linked structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the fund records a realized gain or loss.
Contingent Convertible Securities. As footnoted in the schedules of investments, certain of the Funds invest in contingent convertible securities
(“CoCos”). CoCos are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain
“triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, as stated in the counterparties' master netting agreements ("Master Netting Agreements"), such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.
Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.
Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.
Average Daily
Amount Borrowed
Weighted Average
Annual Interest
Rate
Tax-Exempt Bond Fund $ 140 6.67%
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

As of October 31, 2024, Funds with financial assets and liabilities subject to Master Netting Agreements or similar agreements were as follows
(amounts in thousands):
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged
†
Net Exposure
Diversified Income Fund
Bank o f America
Foreign Currency Contracts $ 1 $ (3) $ (2)
$ 1 $ (3) $ (2) $ — $ (2)
Bank of New York Mellon
Foreign Currency Contracts 49 — 49
$ 49 $ — $ 49 $ — $ 49
Citigroup Inc
Foreign Currency Contracts 294 (54) 2 40
Purchased Credit Default Swaptions 15 — 15
Total Return Swaps 54 — 54
Written Credit Default Swaptions — (3) (3)
$ 363 $ (57) $ 306 $ — $ 306
Goldman Sachs & Co
Credit Default Swaps 382 (24) 358
Purchased Credit Default Swaptions 3 1 — 3 1
Written Credit Default Swaptions — (6) (6)
$ 41 3 $ (30) $ 383 $ (250) $ 13 3
HSBC Securities Inc
Foreign Currency Contracts 7 6 (16) 60
Total Return Swaps 2 25 (7) 2 18
$ 3 01 $ (23) $ 278 $ — $ 278
JPMorgan Chase
Credit Default Swaps 587 — 587
Total Return Swaps 66 — 6 6
Written Credit Default Swaptions — (6) (6)
$ 65 3 $ (6) $ 64 7 $ — $ 64 7
Morgan Stanley & Co
Credit Default Swaps 3 49 (90) 2 59
Written Credit Default Swaptions — (1) (1)
$ 3 49 $ (91) $ 258 $ — $ 258
Total OTC $ 2,1 29 $ (2 10 ) $ 1,919 $ 1,669
Finisterre Emerging Markets Total Return Bond Fund
Citigroup Inc
Foreign Currency Contracts 92 2 (132) 7 90
Total Return Swaps 126 — 126
$ 1, 048 $ (132) $ 916 $ — $ 916
Goldman Sachs & Co
Credit Default Swaps — (1,219) (1,219)
Foreign Currency Contracts 61 (8) 53
$ 61 $ (1,22 7 ) $ (1,16 6 ) $ 1,16 6
$ —
HSBC Securities Inc
Foreign Currency Contracts 391 (219) 172
Total Return Swaps 6 10 (19) 591
$ 1,0 01 $ (2 38 ) $ 763 $ — $ 763
JPMorgan Chase
Foreign Currency Contracts 5 (22) (17)
Total Return Swaps 186 — 186
$ 191 $ (22) $ 169 $ — $ 169
Total OTC $ 2, 301 $ (1, 619 ) $ 682 $ 1,848
High Income Fund
Bank of New York Mellon
Foreign Currency Contracts 159 (171) (1 2 )
$ 159 $ (171) $ (1 2 ) $ — $ (1 2 )
Total OTC $ 159 $ (171) $ (1 2 ) $ (12)
High Yield Fund
JPMorgan Chase
Foreign Currency Contracts 56 (19) 37
$ 56 $ (19) $ 37 $ — $ 37
Total OTC $ 56 $ (19) $ 37 $ 37
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments are shown gross on the statements of assets and liabilities. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.
Cross Trades. The Funds may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the fund's sub-advisor acts as an investment advisor. Such transactions are permissible provided that the conditions of Rule 17a-7 under the 1940 Act are satisfied. For the year ended October 31, 2024, none of the Funds had cross trades.
Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the statements of assets and liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts and certain swap agreements. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the
Commodity Futures Trading Commission. International Swaps and Derivatives Association (“ISDA”) accounts are maintained in a segregated account at the custodian for over-the-counter ("OTC") derivatives. Master Securities Forward Transaction Agreements ("MSFTA") accounts are
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged
†
Net Exposure
Inflation Protection Fund
Bank of New York Mellon
Foreign Currency Contracts $ 49 2 $ — $ 492
$ 492 $ — $ 492 $ — $ 492
Barclays Bank PLC
Foreign Currency Contracts 192 (14) 178
Purchased Options 71 — 71
$ 263 $ (14) $ 249 $ — $ 249
BNP Paribas
Foreign Currency Contracts 122 (110) 12
$ 122 $ (110) $ 12 $ — $ 12
Citigroup Inc
Foreign Currency Contracts 50 (123) (73)
$ 50 $ (123) $ (73) $ — $ (73)
Deutsche Bank AG
Written Interest Rate Swaptions — (212) (212)
$ — $ (212) $ (212) $ — $ (212)
Goldman Sachs & Co
Foreign Currency Contracts 17 (18) (1)
$ 17 $ (18) $ (1) $ — $ (1)
HSBC Securities Inc
Foreign Currency Contracts 33 (39) (6)
$ 33 $ (39) $ (6) $ — $ (6)
JPMorgan Chase
Written Interest Rate Swaptions — (423) (423)
$ — $ (423) $ (423) $ — $ (423)
Morgan Stanley & Co
Foreign Currency Contracts 765 — 765
Purchased Options 111 — 111
$ 876 $ — $ 876 $ (441) $ 435
Royal Bank of Scotland
Foreign Currency Contracts — (6) (6)
$ — $ (6) $ (6) $ — $ (6)
Standard Chartered Bank, Hong Kong
Foreign Currency Contracts 161 (94) 67
$ 161 $ (94) $ 67 $ — $ 67
UBS AG
Foreign Currency Contracts 166 (17) 149
$ 166 $ (17) $ 149 $ — $ 149
Total OTC $ 2,180 $ (1,056) $ 1,124 $ 683
*
Represents amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or liabilities for presentation on the statements of assets and liabilities.
†
Collateral pledged or received may be in excess of recognized assets or liabilities, see the schedules of investments.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

also maintained in a segregated account at the custodian for collateral related to forward currency contracts and "to-be-announced" ("TBA")
securities. Certain of the Funds may pledge cash to a broker for securities sold short.
As of October 31, 2024, deposits with counterparty were as follows (amounts in thousands):
Deposits from Counterparty. Cash received from a counterparty as collateral is reflected as a liability on the statements of assets and liabilities as deposits from counterparty. There are a variety of security types which require varying levels of pledged collateral. The collateral posted to the Funds by the broker is received in the fund’s custodian account.
As of October 31, 2024, deposits from counterparty were as follows (amounts in thousands):
Floating Rate Notes Issued in Conjunction with Securities Held. Certain of the funds may enter into transactions in which the funds transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of Inverse Floaters.
The trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The funds enter into shortfall and forbearance agreements with the trusts, which commit the funds to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the fund ("Inverse Floaters") include the right of the funds (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the fixed rate bond from the trusts to the funds, thereby collapsing the trusts. The funds account for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the funds' investment assets. The related floating rate notes are reflected as floating rate notes issued in the statements of assets and liabilities. The fund holds the floating rate notes issued in which the carrying value, including accrued interest, approximates fair value for financial statement purposes. As of year end, the floating rate notes issued liabilities are categorized as Level 2 within the disclosure hierarchy.  The notes issued by the trusts have interest rates that reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date.
During the year ended October 31, 2024, the average outstanding balances for the liability and weighted average annual interest rates for the
Funds' were as follows (amounts in thousands):
Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such
Funds’ investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by
FCM (Futures and
Cleared Swaps)
ISDA (OTC
Derivatives)
MSFTA (Forward
Currency Contracts
and TBA Securities)
Total Deposits with
Counterparty
Diversified Income Fund $ 2,244 $ 2,030 $ — $ 4,274
Finisterre Emerging Markets Total Return Bond Fund 9,457 6,210 — 15,667
Government & High Quality Bond Fund 337 — 316 653
High Income Fund 1,092 — — 1,092
Inflation Protection Fund 10,315 — — 10,315
LargeCap Growth Fund I 5,387 — — 5,387
LargeCap S&P 500 Index Fund 14,571 — — 14,571
LargeCap Value Fund III 2,584 — — 2,584
MidCap Growth Fund III 110 — — 110
MidCap S&P 400 Index Fund 754 — — 754
MidCap Value Fund I 975 — — 975
Overseas Fund 82 — — 82
Short-Term Income Fund 2,593 — — 2,593
SmallCap Growth Fund I 319 — — 319
SmallCap S&P 600 Index Fund 1,664 — — 1,664
SmallCap Value Fund II 319 — — 319
ISDA (OTC Derivatives)
Diversified Income Fund $ 250
Inflation Protection Fund 441
Average
Outstanding
Balance
Weighted Average
Annual Interest
Rate
California Municipal Fund $ 22,416 3.91%
Tax-Exempt Bond Fund 19,644 3.95
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the
Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar or other respective currency.
Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Certain of the Funds may enter into futures contracts to hedge against changes in, or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, typically a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on financial derivative instruments. For those contracts where daily variation margin payments are not received from or paid to the broker, the cumulative unrealized gains or losses are included in variation margin receivable or payable on financial derivative instruments. Futures contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Core Plus Bond Fund, Core Fixed Income Fund, Diversified Income Fund, Inflation
Protection Fund, Government & High Quality Bond Fund, Finisterre Emerging Markets Total Return Bond Fund, High Income Fund, and Short-
Term Income Fund. The notional values of the futures contracts will vary in accordance with the changing duration of these funds.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.
Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.
Liquidity Fees on Redemptions, Imposition, and Duration.  As a retail money market fund, the Money Market Fund has adopted policies and procedures regarding the imposition of liquidity fees on redemptions. The imposition of liquidity fees also affects checkwriting and exchanges from the Money Market Fund.
If the Board (or the Manager, in accordance with Board-approved guidelines) determines that a liquidity fee is in the best interests of the fund, the fund must institute a liquidity fee (not to exceed 2% of the value of the shares redeemed). This discretionary liquidity fee will be applied to all fund shares for which redemption requests are submitted. If fund shares are held through a financial intermediary, the fund may rely on that intermediary to assess the fund's discretionary liquidity fees on underlying shareholder accounts.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

A discretionary liquidity fee will commence if the Board (or the Manager, in accordance with Board-approved guidelines) determines to impose it (as early as the same day the Board or the Manager makes the determination) and will remain in place until the Board (or the Manager, in accordance with Board-approved guidelines) determines that imposing the discretionary liquidity fee is no longer in the best interests of the
Money Market Fund.
Options Contracts. During the year, certain of the Funds wrote call and put options on futures, swaps, securities, indices and currencies they own or in which they may invest and inflation floors for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call, a put option, or an inflation floor, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. An inflation floor can give downside protection to investments in inflation-linked products. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security, index or currency transaction to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying future, swap, security, index or currency may be sold (call) or purchased (put)
and as a result bears the market risk of an unfavorable change in the price of the future, swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. The maximum potential amount of future payments (undiscounted) that a fund as a writer of put options could be required to make is equal to the notional amount multiplied by the exercise price as shown in the schedules of investments. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument.
A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at year end are included in the Funds' schedules of investments.
Private Investments in Public Equity. The Funds may invest in private investments in public equity (“PIPEs”) which are issued by a company in the secondary market as a means of raising capital. In connection with PIPEs, the Funds may enter into unfunded commitments. Commitments may be subject to various contingencies and are recognized when the commitment is legally binding. These contingencies are considered in the valuation of the commitments. The Funds are obligated to fund these commitments when the contingencies are met and therefore, the Funds must have funds sufficient to cover their obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of year end, the commitments, if any, are typically categorized as Level 2 within the disclosure hierarchy. As of October 31, 2024, the Funds had no unfunded commitments in connection with PIPEs.
Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.
Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S.
government agency securities. It is the Fund's policy that the counterparties’ custodian takes possession of the underlying collateral securities.
The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.
In addition, the Funds may enter into repurchase agreements with certain counterparties that are collateralized by assets other than U.S.
government or U.S. government agency securities. The collateral pledged by the counterparty under these repurchase agreements is maintained in a segregated account at the counterparty’s custodian. After entering into the repurchase agreement, the fund may sell short the security pledged by the counterparty as collateral in anticipation of a decline in market value. Upon the settlement of the short sale, the fund will unwind the repurchase agreement.
Although the repurchase agreements are typically open-ended through the maturity date of the collateral, the fund has a right to terminate the repurchase agreement at any time with two days’ notice. During periods of high demand for the collateral security, the fund may also pay the counterparty a fee and the amount is recorded as interest expense on the statements of operations.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

Global master repurchase agreements govern the repurchase and reverse repurchase transactions between the fund and the counterparty. Collateral requirements for certain counterparties may be determined on a total exposure basis, rather than on an individual repurchase agreement or reverse repurchase agreement basis in order to determine the collateral to be received or pledged.
Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
Securities Lending. As footnoted in the schedules of investments, certain of the Funds may lend portfolio securities to approved brokerage firms to earn additional income. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The transactions are accounted for as secured borrowings and the remaining contractual maturity is overnight and continuous for all securities. The cash collateral received is usually invested in an SEC-registered money market mutual fund and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. Securities lending income, net of related fees, is shown on the statements of operations.
Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), and are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, LIBOR, SOFR, or a similar reference rate.
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.
In connection with the senior floating rate interests, the Funds may also enter into unfunded loan commitments. All or a portion of the loan commitments may be unfunded. The Funds are obligated to fund these loan commitments at the Borrower’s discretion. Therefore, the Funds must have funds sufficient to cover their contractual obligation. Unfunded loan commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of year end, the unfunded loan commitments are categorized as Level 2 within the disclosure hierarchy. As of October 31, 2024, the Funds had unfunded loan commitments as follows (amounts in thousands):
Short Sales. Certain of the funds may enter into short sales transactions. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statements of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and, if any, appear as dividends and interest on shorts on the statements of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.
The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statements of assets and liabilities and securities segregated as collateral are footnoted in the schedules of investments. The fund may pay
Unfunded Loan Commitment Net Unrealized Gain/(Loss)
Diversified Income Fund $ 106 $ 1
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees would be included as short sale fees on the statements of operations.
Swap Agreements. Certain of the Funds invested in swap agreements during the period. Swap agreements are negotiated agreements between a fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A fund may enter into credit default, currency, interest rate, or total return swap agreements to manage its exposure to credit, currency, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Board. Centrally cleared swaps are valued using the last traded price from the primary trading exchange. OTC swaps are modeled taking into account the counterparties’
creditworthiness and using a series of techniques, including simulation models. Changes in value are recorded as unrealized gain or loss which is included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities.
Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.
Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.
Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.
The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.
Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a fund would add leverage to its portfolio because, in addition to its total net assets, a fund would be subject to investment exposure on the notional amount of the swap.
If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i)
pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
If a fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a fund will either (i)
receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.
Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation).
For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of October 31, 2024 for which a fund is the seller of protection are disclosed in the footnotes to the schedules of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a fund for the same referenced entity or entities.
Currency swap agreements involve the commitment to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies.
Interest rate swaps involve the commitment to exchange fixed or floating rate cash flows based on changes in the value of a specific reference rate.
Certain collateral amounts relate to exchange cleared swaps which are not subject to Master Netting Agreements with counterparties.
To Be Announced Securities. The Funds may trade portfolio securities on a TBA or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.
Underlying Funds. The performance and risks of each Principal LifeTime Fund, Principal LifeTime Hybrid Fund, and SAM Portfolio (singly,
“a fund of funds” and collectively, “the funds of funds”) directly corresponds to the performance and risks of the Underlying Funds in which the fund of funds invests. By investing in many Underlying Funds, the funds of funds have partial exposure to the risks of many different areas of the market. The more a fund of funds allocates to stock funds, the greater the expected risk.
An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.
The Manager is the advisor to the Fund, Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other asset allocation programs. The Manager is committed to minimizing the potential impact of underlying fund risk to the extent consistent with pursuing the investment objectives of the funds of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.
Shareholder reports for other series of the Fund, Principal Variable Contracts Funds, Inc., and Principal Exchange-Traded Funds can be found at
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

www.PrincipalAM.com . As of October 31, 2024, series of the Fund, Principal Exchange-Traded Funds and Principal Variable Contracts Funds,
Inc. owned the following percentages, in the aggregate, of the outstanding shares of the Funds listed below:
U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include the FNMA and the Federal Home
Loan Mortgage Corporation (“FHLMC”). The FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. The FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by the FNMA are guaranteed as to the timely payment of principal and interest by the FNMA, but are not backed by the full faith and credit of the U.S. Government. The FHLMC issues participation certificates, which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. The FHLMC guarantees the timely payment of interest and ultimate collection of principal, but participation certificates are not backed by the full faith and credit of the U.S. Government.
Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):
Total Percentage of
Outstanding Shares Owned
Total Percentage of
Outstanding Shares Owned
Core Fixed Income Fund 69.06 % LargeCap Value Fund III 78.06%
Diversified International Fund 83.75 MidCap Fund 3.67
Equity Income Fund 35.49 MidCap S&P 400 Index Fund 38.35
Finisterre Emerging Markets Total Return Bond Fund 54.64 Overseas Fund 43.22
Global Emerging Markets Fund 35.36 Principal Capital Appreciation Fund 33.08
Government & High Quality Bond Fund 32.66 Real Estate Securities Fund 11.76
Government Money Market Fund 85.88 Short-Term Income Fund 44.55
High Income Fund 21.55 SmallCap Fund 31.72
High Yield Fund 23.67 SmallCap S&P 600 Index Fund 34.87
Inflation Protection Fund 43.25
LargeCap Growth Fund I 26.10
LargeCap S&P 500 Index Fund
55.25
Asset Derivatives October 31, 2024 Liability Derivatives October 31, 2024
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
Core Fixed Income Fund
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 2,991
*
Payables, Total distributable earnings (accumulated loss) $ 9,163
*
Core Plus Bond Fund
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ — Payables, Total distributable earnings (accumulated loss) $ 5,054
*
Diversified Income Fund
Credit Contracts Investment in securities – at value
**
, Receivables, Total
distributable earnings (accumulated loss)
$ 1,376
*
Payables, Total distributable earnings (accumulated loss) $ 144
*
Foreign Exchange Contracts Receivables $ 420 Payables $ 73
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 924
*
Payables, Total distributable earnings (accumulated loss) $ 1,5 20
*
Total
$ 2,720
*
$ 1,737
*
Finisterre Emerging Markets Total Return Bond Fund
Credit Contracts Receivables, Total distributable earnings (accumulated loss)
$ 266
*
Payables, Total distributable earnings (accumulated loss) $ 1,219
Foreign Exchange Contracts Receivables $ 1,379 Payables $ 381
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 2,080
*
Payables, Total distributable earnings (accumulated loss) $ 4,344
*
Total $ 3,725
*
$ 5,944
*
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

Asset Derivatives October 31, 2024 Liability Derivatives October 31, 2024
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
Government & High Quality Bond Fund
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 1,135
*
Payables, Total distributable earnings (accumulated loss) $ 1,057
*
High Income Fund
Credit Contracts Receivables, Total distributable earnings (accumulated loss)
$ — Payables, Total distributable earnings (accumulated loss) $ 35
*
Foreign Exchange Contracts Receivables $ 159 Payables $ 171
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 73
*
Payables, Total distributable earnings (accumulated loss) $ 248
*
Total $ 232
*
$ 454
*
High Yield Fund
Foreign Exchange Contracts Receivables $ 56 Payables $ 19
Inflation Protection Fund
Credit Contracts Receivables, Total distributable earnings (accumulated loss)
$ — Payables, Total distributable earnings (accumulated loss) $ 77
*
Foreign Exchange Contracts Investment in securities – at value
**
, Receivables $ 2,180 Payables $ 421
Interest Rate Contracts Investment in securities – at value
**
, Receivables, Total
distributable earnings (accumulated loss)
$ 1,304
*
Payables, Total distributable earnings (accumulated loss) $ 2,023
*
Total
$ 3,484
*
$ 2,521
*
LargeCap Growth Fund I
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ — Payables, Total distributable earnings (accumulated loss) $ 2,113
*
LargeCap S&P 500 Index Fund
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 980
*
Payables, Total distributable earnings (accumulated loss) $ —
LargeCap Value Fund III
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ — Payables, Total distributable earnings (accumulated loss) $ 828
*
MidCap Growth Fund III
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ — Payables, Total distributable earnings (accumulated loss) $ 9
*
MidCap S&P 400 Index Fund
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ — Payables, Total distributable earnings (accumulated loss) $ 174
*
MidCap Value Fund I
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ — Payables, Total distributable earnings (accumulated loss) $ 220
*
Short-Term Income Fund
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ — Payables, Total distributable earnings (accumulated loss) $ 4,801
*
SmallCap Growth Fund I
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ — Payables, Total distributable earnings (accumulated loss) $ 95
*
SmallCap S&P 600 Index Fund
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ — Payables, Total distributable earnings (accumulated loss) $ 119
*
SmallCap Value Fund II
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ — Payables, Total distributable earnings (accumulated loss) $ 79
*
*
Includes cumulative unrealized appreciation/(depreciation) of exchange traded swaps and/or futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/(depreciation) not yet cash settled is shown in the statements of assets and liabilities as variation margin.
**
Investment in securities – at value includes purchased options and/or purchased swaptions.
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
Core Fixed Income Fund
Interest Rate Contracts
Futures contracts $ — $ (6,172)
Core Plus Bond Fund
Credit Contracts
Swap agreements $ (2,081) $ (227)
Interest Rate Contracts
Futures contracts $ 4,065 $ (2,838)
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
Core Plus Bond Fund (continued)
Total $ 1,984 $ (3,065)
Diversified Income Fund
Credit Contracts
Investment transactions/Investments* $ (2) $ (5)
Options and swaptions $ 29 $ 29
Swap agreements $ (233) $ 1
Foreign Exchange Contracts
Foreign currency contracts $ (1,654) $ 251
Interest Rate Contracts
Futures contracts $ 83 $ (1,006)
Swap agreements $ 14 $ 338
Total $ (1,763) $ (392)
Finisterre Emerging Markets Total Return Bond Fund
Credit Contracts
Swap agreements $ (4,963) $ 291
Foreign Exchange Contracts
Foreign currency contracts $ (4,501) $ 899
Interest Rate Contracts
Futures contracts $ 4,898 $ (450)
Swap agreements $ 3,710 $ (871)
Total $ (856) $ (131)
Government & High Quality Bond Fund
Interest Rate Contracts
Futures contracts $ (515) $ 3,223
High Income Fund
Credit Contracts
Swap agreements $ 1,193 $ (35)
Foreign Exchange Contracts
Foreign currency contracts $ (161) $ (84)
Interest Rate Contracts
Futures contracts $ 1,168 $ (175)
Total $ 2,200 $ (294)
High Yield Fund
Foreign Exchange Contracts
Foreign currency contracts $ 256 $ (39)
Inflation Protection Fund
Credit Contracts
Swap agreements $ 925 $ (77)
Foreign Exchange Contracts
Investment transactions/Investments* $ (138) $ (17)
Foreign currency contracts $ (807) $ 1,573
Options and swaptions $ 29 $ —
Interest Rate Contracts
Investment transactions/Investments* $ (161) $ 669
Futures contracts $ 766 $ 8
Options and swaptions $ 2,019 $ (331)
Swap agreements $ (2,540) $ (674)
Total $ 93 $ 1,151
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

The following table includes a summary of the average quarterly outstanding notional by derivative instrument type for the year ended October
31, 2024 (amounts in thousands):
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
LargeCap Growth Fund I
Equity Contracts
Futures contracts $ 14,078 $ (468)
LargeCap S&P 500 Index Fund
Equity Contracts
Futures contracts $ 36,115 $ 8,601
LargeCap Value Fund III
Equity Contracts
Futures contracts $ 3,028 $ (140)
MidCap Growth Fund III
Equity Contracts
Futures contracts $ 1,276 $ 69
MidCap S&P 400 Index Fund
Equity Contracts
Futures contracts $ 4,056 $ 1,588
MidCap Value Fund I
Equity Contracts
Futures contracts $ 2,700 $ 192
Overseas Fund
Equity Contracts
Futures contracts $ 1,704 $ 388
Short-Term Income Fund
Interest Rate Contracts
Futures contracts $ 5,216 $ (105)
SmallCap Fund
Equity Contracts
Futures contracts $ 651 $ —
SmallCap Growth Fund I
Equity Contracts
Futures contracts $ 547 $ (96)
SmallCap S&P 600 Index Fund
Equity Contracts
Futures contracts $ 4,465 $ 596
SmallCap Value Fund II
Equity Contracts
Futures contracts $ 1,370 $ 678
*Investment transactions includes purchased options and/or purchased swaptions.
Contract Type Derivative Type Average Notional
Core Fixed Income Fund
Interest Rate Contracts Futures – Long $ 913,779
Futures – Short 50,752
Core Plus Bond Fund
Credit Contracts Exchange Cleared Credit Default Swaps - Buy Protection 14,850
Interest Rate Contracts Futures – Long 179,931
Diversified Income Fund
Credit Contracts Credit Default Swaps - Buy Protection 8,835
Credit Default Swaps - Sell Protection 7,022
Exchange Cleared Credit Default Swaps - Buy Protection 14,607
Purchased Credit Default Swaptions 3,868
Written Credit Default Swaptions 10,045
Foreign Exchange Contracts Foreign Currency Contracts - Contracts to Accept 9,363
Foreign Currency Contracts - Contracts to Deliver 39,996
Interest Rate Contracts Futures – Long 46,247
Futures – Short 21,184
Total Return Swaps – Pay Positive Return 1,340
Total Return Swaps – Receive Positive Return 6,847
Finisterre Emerging Markets Total Return Bond Fund
Credit Contracts Credit Default Swaps - Buy Protection 84,188
Exchange Cleared Credit Default Swaps - Buy Protection 66,921
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

4. Fair Valuation
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Contract Type Derivative Type Average Notional
Finisterre Emerging Markets Total Return Bond Fund (continued)
Foreign Exchange Contracts Foreign Currency Contracts - Contracts to Accept 55,452
Foreign Currency Contracts - Contracts to Deliver 157,838
Interest Rate Contracts Exchange Cleared Interest Rate Swaps – Pay Floating Rate 111,699
Exchange Cleared Interest Rate Swaps – Receive Floating Rate 34,138
Futures – Long 94,988
Futures – Short 28,902
Total Return Swaps – Receive Positive Return 16,816
Government & High Quality Bond Fund
Interest Rate Contracts Futures – Long 28,773
Futures – Short 49,280
High Income Fund
Credit Contracts Exchange Cleared Credit Default Swaps - Sell Protection 22,400
Foreign Exchange Contracts Foreign Currency Contracts - Contracts to Accept 7,488
Foreign Currency Contracts - Contracts to Deliver 10,681
Interest Rate Contracts Futures – Long 19,621
Futures – Short 9,197
High Yield Fund
Foreign Exchange Contracts Foreign Currency Contracts - Contracts to Accept 3
Foreign Currency Contracts - Contracts to Deliver 14,572
Inflation Protection Fund
Credit Contracts Exchange Cleared Credit Default Swaps - Sell Protection 22,793
Foreign Exchange Contracts Foreign Currency Contracts - Contracts to Accept 27,886
Foreign Currency Contracts - Contracts to Deliver 54,724
Purchased Options 24,545
Interest Rate Contracts Exchange Cleared Interest Rate Swaps - Pay Floating Rate 564,319
Exchange Cleared Interest Rate Swaps - Receive Floating Rate 143,353
Futures – Long 63,090
Futures - Short 64,309
Purchased Interest Rate Swaptions 210,867
Purchased Options 2,106
Written Interest Rate Swaptions 262,086
Written Options 2,017
LargeCap Growth Fund I
Equity Contracts Futures – Long 64,393
LargeCap S&P 500 Index Fund
Equity Contracts Futures – Long 204,518
LargeCap Value Fund III
Equity Contracts Futures – Long 33,302
MidCap Growth Fund III
Equity Contracts Futures – Long 6,556
MidCap S&P 400 Index Fund
Equity Contracts Futures – Long 26,207
MidCap Value Fund I
Equity Contracts Futures – Long 20,841
Overseas Fund
Equity Contracts Futures – Long 10,591
Short-Term Income Fund
Interest Rate Contracts Futures – Long 234,106
SmallCap Growth Fund I
Equity Contracts Futures – Long 6,649
SmallCap S&P 600 Index Fund
Equity Contracts Futures – Long 27,898
SmallCap Value Fund II
Equity Contracts Futures – Long 8,075
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the fund's own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
● Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and exchange-traded derivatives.
● Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds, OTC derivatives, exchange cleared derivatives, senior floating rate interests, repurchase agreements, and U.S. Government and Government Agency
Obligations.
● Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, convertible preferred stocks, corporate bonds, preferred stocks, or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds' own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as: yield to maturity, EBITDA multiples, discount rates, available cash, or direct offering price. Significant increases in yield to maturity, EBITDA multiples, available cash, or direct offering price would have resulted in significantly higher fair value measurements. A significant increase in discount rates would have resulted in a significantly lower fair value measurement.
Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
For example, short-term securities held in Government Money Market Fund and Money Market Fund are valued using amortized cost, as permitted under Rule 2a-7 of the 1940 Act. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

The following is a summary of the inputs used as of October 31, 2024 in valuing the Funds' securities carried at fair value (amounts in thousands):
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
California Municipal Fund
Investment Companies* $ 53 $ — $ — $ 53
Municipal Bonds* — 634,094 — 634,094
Total investments in securities $ 53 $ 634,094 $ — $ 634,147
Core Fixed Income Fund
Bonds* — 5,584,083 — 5,584,083
Common Stocks
Industrial — — 20,129 20,129
Investment Companies* 121,770 — — 121,770
U.S. Government & Government Agency Obligations* — 5,038,672 — 5,038,672
Total investments in securities $ 121,770 $ 10,622,755 $ 20,129 $ 10,764,654
Derivative Assets
Interest Rate Contracts
Futures** 2,991 — — 2,991
Derivative Liabilities
Interest Rate Contracts
Futures** (9,163) — — (9,163)
Core Plus Bond Fund
Bonds* — 397,582 9 397,591
Common Stocks
Consumer, Cyclical — — — —
Energy — — 29 29
Financial — 2 — 2
Investment Companies* 16,190 — — 16,190
Preferred Stocks
Government — 3,513 — 3,513
Senior Floating Rate Interests* — 7,173 — 7,173
U.S. Government & Government Agency Obligations* — 183,603 — 183,603
Total investments in securities $ 16,190 $ 591,873 $ 38 $ 608,101
Derivative Liabilities
Interest Rate Contracts
Futures** (5,054) — — (5,054)
Diversified Income Fund
Bonds* — 1,774,366 80,662 1,855,028
Common Stocks
Basic Materials — 865 45,759 46,624
Consumer, Cyclical — 1,514 — 1,514
Consumer, Non-cyclical — — 447 447
Industrial — 4,209 — 4,209
Technology 176 311 — 487
Investment Companies* 234,647 — — 234,647
Preferred Stocks
Consumer, Non-cyclical — 975 — 975
Financial 18,009 — — 18,009
Government — 703 — 703
Utilities 8,393 — — 8,393
Repurchase Agreements — 5,028 — 5,028
Senior Floating Rate Interests* — 258,088 4,510 262,598
U.S. Government & Government Agency Obligations* — 246,274 — 246,274
Purchased Credit Default Swaptions — 46 — 46
Total investments in securities $ 261,225 $ 2,292,379 $ 131,378 $ 2,684,982
Short Sales
U.S. Government & Government Agency Obligations* — (6,429) — (6,429)
Total Short Sales $ — $ (6,429) $ — $ (6,429)
Derivative Assets
Credit Contracts
Credit Default Swaps — 1,318 — 1,318
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Diversified Income Fund (continued)
Credit Contracts (continued)
Exchange Cleared Credit Default Swaps** $ — $ 12 $ — $ 12
Foreign Exchange Contracts
Foreign Currency Contracts — 420 — 420
Interest Rate Contracts
Futures** 579 — — 579
Total Return Swaps — 34 5 — 34 7
Derivative Liabilities
Credit Contracts
Credit Default Swaps — (114) — (114)
Exchange Cleared Credit Default Swaps** — (14) — (14)
Written Credit Default Swaptions — (16) — (16)
Foreign Exchange Contracts
Foreign Currency Contracts — (73) — (73)
Interest Rate Contracts
Futures** (1,513) — — (1,513)
Total Return Swaps — (7) — (7)
Diversified International Fund
Common Stocks
Basic Materials — 63,372 — 63,372
Communications 79,069 507,267 — 586,336
Consumer, Cyclical 265,542 791,020 — 1,056,562
Consumer, Non-cyclical 81,574 983,951 — 1,065,525
Energy 314,075 114,166 — 428,241
Financial 315,977 1,461,381 — 1,777,358
Industrial 61,321 821,136 — 882,457
Technology — 654,314 — 654,314
Utilities — 75,464 — 75,464
Investment Companies* 174,467 — — 174,467
Total investments in securities $ 1,292,025 $ 5,472,071 $ — $ 6,764,096
Equity Income Fund
Common Stocks* 8,926,542 — — 8,926,542
Investment Companies* 147,216 — — 147,216
Total investments in securities $ 9,073,758 $ — $ — $ 9,073,758
Finisterre Emerging Markets Total Return Bond Fund
Bonds* — 552,685 — 552,685
Investment Companies* 91,973 — — 91,973
Total investments in securities $ 91,973 $ 552,685 $ — $ 644,658
Derivative Assets
Credit Contracts
Exchange Cleared Credit Default Swaps** — 266 — 266
Foreign Exchange Contracts
Foreign Currency Contracts — 1,379 — 1,379
Interest Rate Contracts
Futures** 1,158 — — 1,158
Total Return Swaps — 922 — 922
Derivative Liabilities
Credit Contracts
Credit Default Swaps — (1,219) — (1,219)
Foreign Exchange Contracts
Foreign Currency Contracts — (381) — (381)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (2,419) — (2,419)
Futures** (1,906) — — (1,906)
Total Return Swaps — (19) — (19)
Global Emerging Markets Fund
Common Stocks
Basic Materials 69,850 14,901 — 84,751
Communications 103,874 384,256 — 488,130
Consumer, Cyclical 18,228 121,252 — 139,480
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Global Emerging Markets Fund (continued)
Common Stocks (continued)
Consumer, Non-cyclical $ 9,410 $ 163,713 $ — $ 173,123
Energy 5,865 26,121 — 31,986
Financial 19,606 503,562 — 523,168
Industrial 75,912 208,227 — 284,139
Technology 27,056 485,932 — 512,988
Utilities 7,825 51,171 — 58,996
Investment Companies* 105,493 — — 105,493
Preferred Stocks
Consumer, Cyclical — 14,232 — 14,232
Energy 9,189 — — 9,189
Financial — 34 — 34
Total investments in securities $ 452,308 $ 1,973,401 $ — $ 2,425,709
Global Real Estate Securities Fund
Common Stocks
Communications — 13,438 — 13,438
Consumer, Cyclical 6,024 — — 6,024
Financial 1,186,060 590,009 — 1,776,069
Industrial — 12,599 — 12,599
Investment Companies* 26,078 — — 26,078
Total investments in securities $ 1,218,162 $ 616,046 $ — $ 1,834,208
Government & High Quality Bond Fund
Bonds* — 210,948 — 210,948
Investment Companies* 3,266 — — 3,266
U.S. Government & Government Agency Obligations* — 604,671 — 604,671
Total investments in securities $ 3,266 $ 815,619 $ — $ 818,885
Derivative Assets
Interest Rate Contracts
Futures** 1,135 — — 1,135
Derivative Liabilities
Interest Rate Contracts
Futures** (1,057) — — (1,057)
Government Money Market Fund
Bonds* — 1,827,127 — 1,827,127
Investment Companies* 212,500 — — 212,500
Repurchase Agreements — 1,470,000 — 1,470,000
U.S. Government & Government Agency Obligations* — 248,080 — 248,080
Total investments in securities $ 212,500 $ 3,545,207 $ — $ 3,757,707
High Income Fund
Bonds* — 454,935 11,986 466,921
Common Stocks
Basic Materials — 689 827 1,516
Communications — — — —
Consumer, Cyclical — — — —
Consumer, Non-cyclical — — 379 379
Energy — — — —
Utilities — — — —
Investment Companies* 13,394 — — 13,394
Preferred Stocks
Communications — — — —
Senior Floating Rate Interests* — 14,549 3,592 18,141
U.S. Government & Government Agency Obligations* — 69,900 — 69,900
Total investments in securities $ 13,394 $ 540,073 $ 16,784 $ 570,251
Derivative Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 159 — 159
Interest Rate Contracts
Futures** 73 — — 73
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
High Income Fund (continued)
Interest Rate Contracts (continued)
Derivative Liabilities
Credit Contracts
Exchange Cleared Credit Default Swaps** $ — $ (35) $ — $ (35)
Foreign Exchange Contracts
Foreign Currency Contracts — (171) — (171)
Interest Rate Contracts
Futures** (248) — — (248)
High Yield Fund
Bonds* — 5,331,579 94 5,331,673
Common Stocks
Consumer, Cyclical — 4 — 4
Energy — — 1,087 1,087
Financial — 74 — 74
Convertible Bonds* — — — —
Investment Companies* 427,068 — — 427,068
Senior Floating Rate Interests* — 206,809 — 206,809
Total investments in securities $ 427,068 $ 5,538,466 $ 1,181 $ 5,966,715
Derivative Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 56 — 56
Derivative Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (19) — (19)
Inflation Protection Fund
Bonds* — 107,877 — 107,877
Investment Companies* 20,980 — — 20,980
U.S. Government & Government Agency Obligations* — 2,236,977 — 2,236,977
Purchased Options 3 182 — 185
Total investments in securities $ 20,983 $ 2,345,036 $ — $ 2,366,019
Derivative Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 1,998 — 1,998
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 841 — 841
Futures** 460 — — 460
Derivative Liabilities
Credit Contracts
Exchange Cleared Credit Default Swaps** — (77) — (77)
Foreign Exchange Contracts
Foreign Currency Contracts — (421) — (421)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (1,236) — (1,236)
Futures** (151) — — (151)
Written Interest Rate Swaptions — (635) — (635)
Written Options (1) — — (1)
International Equity Fund
Common Stocks
Basic Materials — 3,013 — 3,013
Communications 4,667 26,255 — 30,922
Consumer, Cyclical 14,180 22,237 — 36,417
Consumer, Non-cyclical 2,959 31,725 — 34,684
Energy 10,431 — — 10,431
Financial — 50,186 — 50,186
Industrial 6,240 37,153 — 43,393
Technology — 21,402 — 21,402
Investment Companies* 907 — — 907
Total investments in securities $ 39,384 $ 191,971 $ — $ 231,355
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
LargeCap Growth Fund I
Common Stocks
Basic Materials $ 10,846 $ — $ — $ 10,846
Communications 2,021,162 — — 2,021,162
Consumer, Cyclical 566,818 — — 566,818
Consumer, Non-cyclical 1,574,122 — — 1,574,122
Energy 31,805 — — 31,805
Financial 820,315 — — 820,315
Industrial 549,740 — — 549,740
Technology 4,215,498 — 2,967 4,218,465
Utilities 4,664 — — 4,664
Convertible Preferred Stocks
Basic Materials — — 2,026 2,026
Consumer, Cyclical — — 3,916 3,916
Technology — — 3,794 3,794
Investment Companies* 273,321 — — 273,321
Total investments in securities $ 10,068,291 $ — $ 12,703 $ 10,080,994
Derivative Liabilities
Equity Contracts
Futures** (2,113) — — (2,113)
LargeCap S&P 500 Index Fund
Common Stocks* 8,340,905 — — 8,340,905
Investment Companies* 307,759 — — 307,759
Total investments in securities $ 8,648,664 $ — $ — $ 8,648,664
Derivative Assets
Equity Contracts
Futures** 980 — — 980
LargeCap Value Fund III
Common Stocks
Basic Materials 113,279 — — 113,279
Communications 150,818 — — 150,818
Consumer, Cyclical 356,390 — — 356,390
Consumer, Non-cyclical 673,521 — — 673,521
Energy 296,892 — — 296,892
Financial 755,715 — — 755,715
Industrial 508,181 — — 508,181
Technology 467,795 — — 467,795
Utilities 263,934 — — 263,934
Investment Companies* 193,839 — — 193,839
Total investments in securities $ 3,780,364 $ — $ — $ 3,780,364
Derivative Liabilities
Equity Contracts
Futures** (828) — — (828)
MidCap Fund
Common Stocks
Basic Materials 211,900 — — 211,900
Communications 690,890 — — 690,890
Consumer, Cyclical 6,997,018 — — 6,997,018
Consumer, Non-cyclical 600,949 — — 600,949
Financial 8,337,201 — — 8,337,201
Industrial 5,330,288 — — 5,330,288
Technology 4,949,039 — — 4,949,039
Utilities 973,795 — — 973,795
Investment Companies* 32,486 — — 32,486
Total investments in securities $ 28,123,566 $ — $ — $ 28,123,566
MidCap Growth Fund
Common Stocks* 206,307 — — 206,307
Investment Companies* 8,114 — — 8,114
Total investments in securities $ 214,421 $ — $ — $ 214,421
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
MidCap Growth Fund III
Common Stocks* $ 429,363 $ — $ — $ 429,363
Investment Companies* 7,415 — — 7,415
Total investments in securities $ 436,778 $ — $ — $ 436,778
Derivative Liabilities
Equity Contracts
Futures** (9) — — (9)
MidCap S&P 400 Index Fund
Common Stocks* 1,260,585 — — 1,260,585
Investment Companies* 21,545 — — 21,545
Total investments in securities $ 1,282,130 $ — $ — $ 1,282,130
Derivative Liabilities
Equity Contracts
Futures** (174) — — (174)
MidCap Value Fund I
Common Stocks
Basic Materials 159,252 — — 159,252
Communications 105,414 — — 105,414
Consumer, Cyclical 279,005 — — 279,005
Consumer, Non-cyclical 458,514 — — 458,514
Energy 160,731 — — 160,731
Financial 744,071 — — 744,071
Industrial 488,975 — — 488,975
Technology 240,181 — — 240,181
Utilities 144,510 — — 144,510
Investment Companies* 59,714 — — 59,714
Total investments in securities $ 2,840,367 $ — $ — $ 2,840,367
Derivative Liabilities
Equity Contracts
Futures** (220) — — (220)
Money Market Fund
Bonds* — 62,863 — 62,863
Commercial Paper — 766,9 90 — 766,9 90
Investment Companies* 37,900 — — 37,900
Municipal Bonds* — 29,990 — 29,990
Repurchase Agreements — 150,000 — 150,000
Total investments in securities $ 37,900 $ 1,009,84 3 $ — $ 1,047,74 3
Overseas Fund
Common Stocks
Basic Materials 2,339 81,317 — 83,656
Communications — 25,311 — 25,311
Consumer, Cyclical — 84,906 — 84,906
Consumer, Non-cyclical 519 239,259 — 239,778
Diversified — 106 — 106
Energy 17,049 49,626 — 66,675
Financial 8,713 250,039 — 258,752
Industrial 14,764 201,264 — 216,028
Technology 2,159 78,498 — 80,657
Utilities — 65,176 — 65,176
Investment Companies* 11,680 — — 11,680
Preferred Stocks
Consumer, Cyclical — 8,768 — 8,768
Consumer, Non-cyclical — 10,615 — 10,615
Total investments in securities $ 57,223 $ 1,094,885 $ — $ 1,152,108
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal Capital Appreciation Fund
Common Stocks* $ 4,648,008 $ — $ — $ 4,648,008
Investment Companies* 24,066 — — 24,066
Total investments in securities $ 4,672,074 $ — $ — $ 4,672,074
Principal LifeTime 2015 Fund
Investment Companies* 236,333 — — 236,333
Total investments in securities $ 236,333 $ — $ — $ 236,333
Principal LifeTime 2020 Fund
Investment Companies* 2,325,160 — — 2,325,160
Total investments in securities $ 2,325,160 $ — $ — $ 2,325,160
Principal LifeTime 2025 Fund
Investment Companies* 1,560,140 — — 1,560,140
Total investments in securities $ 1,560,140 $ — $ — $ 1,560,140
Principal LifeTime 2030 Fund
Investment Companies* 5,483,999 — — 5,483,999
Total investments in securities $ 5,483,999 $ — $ — $ 5,483,999
Principal LifeTime 2035 Fund
Investment Companies* 1,988,185 — — 1,988,185
Total investments in securities $ 1,988,185 $ — $ — $ 1,988,185
Principal LifeTime 2040 Fund
Investment Companies* 4,761,929 — — 4,761,929
Total investments in securities $ 4,761,929 $ — $ — $ 4,761,929
Principal LifeTime 2045 Fund
Investment Companies* 1,683,820 — — 1,683,820
Total investments in securities $ 1,683,820 $ — $ — $ 1,683,820
Principal LifeTime 2050 Fund
Investment Companies* 3,333,315 — — 3,333,315
Total investments in securities $ 3,333,315 $ — $ — $ 3,333,315
Principal LifeTime 2055 Fund
Investment Companies* 1,128,364 — — 1,128,364
Total investments in securities $ 1,128,364 $ — $ — $ 1,128,364
Principal LifeTime 2060 Fund
Investment Companies* 1,082,223 — — 1,082,223
Total investments in securities $ 1,082,223 $ — $ — $ 1,082,223
Principal LifeTime 2065 Fund
Investment Companies* 223,336 — — 223,336
Total investments in securities $ 223,336 $ — $ — $ 223,336
Principal LifeTime 2070 Fund
Investment Companies* 44,366 — — 44,366
Total investments in securities $ 44,366 $ — $ — $ 44,366
Principal LifeTime Hybrid 2015 Fund
Investment Companies* 324,541 — — 324,541
Total investments in securities $ 324,541 $ — $ — $ 324,541
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal LifeTime Hybrid 2020 Fund
Investment Companies* $ 540,211 $ — $ — $ 540,211
Total investments in securities $ 540,211 $ — $ — $ 540,211
Principal LifeTime Hybrid 2025 Fund
Investment Companies* 887,242 — — 887,242
Total investments in securities $ 887,242 $ — $ — $ 887,242
Principal LifeTime Hybrid 2030 Fund
Investment Companies* 982,118 — — 982,118
Total investments in securities $ 982,118 $ — $ — $ 982,118
Principal LifeTime Hybrid 2035 Fund
Investment Companies* 714,280 — — 714,280
Total investments in securities $ 714,280 $ — $ — $ 714,280
Principal LifeTime Hybrid 2040 Fund
Investment Companies* 780,758 — — 780,758
Total investments in securities $ 780,758 $ — $ — $ 780,758
Principal LifeTime Hybrid 2045 Fund
Investment Companies* 482,796 — — 482,796
Total investments in securities $ 482,796 $ — $ — $ 482,796
Principal LifeTime Hybrid 2050 Fund
Investment Companies* 431,545 — — 431,545
Total investments in securities $ 431,545 $ — $ — $ 431,545
Principal LifeTime Hybrid 2055 Fund
Investment Companies* 270,071 — — 270,071
Total investments in securities $ 270,071 $ — $ — $ 270,071
Principal LifeTime Hybrid 2060 Fund
Investment Companies* 143,166 — — 143,166
Total investments in securities $ 143,166 $ — $ — $ 143,166
Principal LifeTime Hybrid 2065 Fund
Investment Companies* 46,999 — — 46,999
Total investments in securities $ 46,999 $ — $ — $ 46,999
Principal LifeTime Hybrid 2070 Fund
Investment Companies* 4,107 — — 4,107
Total investments in securities $ 4,107 $ — $ — $ 4,107
Principal LifeTime Hybrid Income Fund
Investment Companies* 159,753 — — 159,753
Total investments in securities $ 159,753 $ — $ — $ 159,753
Principal LifeTime Strategic Income Fund
Investment Companies* 791,081 — — 791,081
Total investments in securities $ 791,081 $ — $ — $ 791,081
Real Estate Securities Fund
Common Stocks* 6,471,118 — — 6,471,118
Investment Companies* 142,428 — — 142,428
Total investments in securities $ 6,613,546 $ — $ — $ 6,613,546
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
SAM Balanced Portfolio
Investment Companies* $ 4,619,781 $ — $ — $ 4,619,781
Total investments in securities $ 4,619,781 $ — $ — $ 4,619,781
SAM Conservative Balanced Portfolio
Investment Companies* 1,859,485 — — 1,859,485
Total investments in securities $ 1,859,485 $ — $ — $ 1,859,485
SAM Conservative Growth Portfolio
Investment Companies* 3,217,044 — — 3,217,044
Total investments in securities $ 3,217,044 $ — $ — $ 3,217,044
SAM Flexible Income Portfolio
Investment Companies* 2,353,115 — — 2,353,115
Total investments in securities $ 2,353,115 $ — $ — $ 2,353,115
SAM Strategic Growth Portfolio
Investment Companies* 2,268,173 — — 2,268,173
Total investments in securities $ 2,268,173 $ — $ — $ 2,268,173
Short-Term Income Fund
Bonds* — 2,769,432 — 2,769,432
Investment Companies* 172,285 — — 172,285
U.S. Government & Government Agency Obligations* — 382,109 — 382,109
Total investments in securities $ 172,285 $ 3,151,541 $ — $ 3,323,826
Derivative Liabilities
Interest Rate Contracts
Futures** (4,801) — — (4,801)
SmallCap Fund
Common Stocks* 2,269,058 — — 2,269,058
Investment Companies* 20,991 — — 20,991
Total investments in securities $ 2,290,049 $ — $ — $ 2,290,049
SmallCap Growth Fund I
Common Stocks
Basic Materials 43,902 — — 43,902
Communications 76,340 — — 76,340
Consumer, Cyclical 158,540 — — 158,540
Consumer, Non-cyclical 648,710 7 2 648,719
Energy 44,803 — — 44,803
Financial 195,553 — — 195,553
Industrial 505,537 — — 505,537
Technology 392,599 — — 392,599
Utilities 574 — — 574
Investment Companies* 103,298 — — 103,298
Total investments in securities $ 2,169,856 $ 7 $ 2 $ 2,169,865
Derivative Liabilities
Equity Contracts
Futures** (95) — — (95)
SmallCap S&P 600 Index Fund
Common Stocks
Basic Materials 45,807 — — 45,807
Communications 58,848 — — 58,848
Consumer, Cyclical 184,411 — — 184,411
Consumer, Non-cyclical 207,530 — — 207,530
Energy 61,475 — — 61,475
Financial 322,675 — — 322,675
Industrial 203,295 — — 203,295
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

*For additional detail regarding sector and/or sub-industry classifications, please see the schedules of investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
SmallCap S&P 600 Index Fund (continued)
Common Stocks (continued)
Technology $ 85,064 $ — $ — $ 85,064
Utilities 24,114 — — 24,114
Investment Companies* 26,786 — — 26,786
Total investments in securities $ 1,220,005 $ — $ — $ 1,220,005
Derivative Liabilities
Equity Contracts
Futures** (119) — — (119)
SmallCap Value Fund II
Common Stocks
Basic Materials 52,645 — — 52,645
Communications 16,759 — — 16,759
Consumer, Cyclical 185,011 — — 185,011
Consumer, Non-cyclical 115,040 9 5 115,054
Energy 72,538 — — 72,538
Financial 379,879 — — 379,879
Government 48 — — 48
Industrial 172,724 — — 172,724
Technology 39,635 — — 39,635
Utilities 36,970 — — 36,970
Investment Companies* 53,534 — — 53,534
Total investments in securities $ 1,124,783 $ 9 $ 5 $ 1,124,797
Derivative Liabilities
Equity Contracts
Futures** (79) — — (79)
Tax-Exempt Bond Fund
Investment Companies* 483 — — 483
Municipal Bonds* — 584,068 — 584,068
Total investments in securities $ 483 $ 584,068 $ — $ 584,551
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

Certain detailed information is provided for those Funds with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows (amounts
in thousands):
*Unobservable inputs were weighted by the relative fair value of the instruments
**During the period, the valuation technique for SportsNet New York changed from yield analysis to Enterprise Valuation Model driven by both EBITDA Multiples and Discount
Rates.
The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts in thousands):
*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by a pricing service
**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances in which a price becomes available from a pricing service
At the end of the year, there were no other Funds which had a significant Level 3 balance. During the year, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.
Fund Asset Type
Fair Value as of
October 31, 2024 Valuation Technique Unobservable Input
Input Valuations
(weighted average)*
Impact to valuation
if input had
increased
Diversified Income Fund
Bonds $ 61,741 Yield Analysis Yield to Maturity 11.8% – 14.4% (13.4)% Increase
— Litigation Settlement Proceeds Expected Recovery $0.00 Decrease
18,921 Enterprise Valuation Model EBITDA Multiples** 6.1x Increase
Discounted Cash Flow Discount Rate 11.1% Decrease
Common Stocks 45,168 Enterprise Valuation Model EBITDA Multiples 5.4 – 9.0x (6.4x) Increase
Discounted Cash Flow Discount Rate 13.5% – 16.5% (14.5)% Decrease
1,038 Liquidation Analysis Discount Rate 55.9% Decrease
Senior Floating Rate Interests 4,510 Precedent Transaction Analysis Direct Offering Price $ 100.00 Increase
Total $ 131,378
High Income Fund
Bonds $ 8,096 Yield Analysis Yield to Maturity 14.4% Increase
— Litigation Settlement Proceeds Expected Recovery $0.00 Decrease
3,890 Enterprise Valuation Model EBITDA Multiples** 6.1x Increase
Discounted Cash Flow Discount Rate 11.1% Decrease
Common Stocks 379 Enterprise Valuation Model EBITDA Multiples 9.0x Increase
827 Liquidation Analysis Discount Rate 55.9% Decrease
Senior Floating Rate Interests 3,592 Precedent Transaction Analysis Direct Offering Price $ 100.00 Increase
Total $ 16,784
Fund
Value as
of October
31, 2023
Realized
Gain/
(Loss)
Accrued
Discounts/
Premiums
and Change
in Unrealized
Gain/ (Loss) Purchases
Proceeds
from Sales
Transfers
into Level 3*
Transfers Out of
Level 3**
Value as of
October 31,
2024
Net Change
in Unrealized
Appreciation/
(Depreciation) on
Investments held at
October 31, 2024
Diversified Income Fund
Bonds $ 80,444 $ — $ (252) $ 3,262 $ (2,792) $ — $ — $ 80,662 $ (481)
Common Stock 41,860 — (9,811) 289 — 13,873 (5) 46,206 (9,812)
Senior Floating Rate Interests 4,510 2 (2) — — — — 4,510 2
Total
$ 126,814 $ 2 $ (10,065) $3,551 $ (2,792) $ 13,873 $ (5) $ 131,378 $ (10,291)
High Income Fund
Bonds $ 12,604 $ — $ (34) $ — $ (584) $ — $ — $ 11,986 $ (34)
Common Stock 2,005 (269) (4,430) 245 — 3,655 — 1,206 (2,723)
Senior Floating Rate Interests 3,592 — — — — — — 3,592 2
Total
$ 18,201 $ (269) $ (4,464) $245 $ (584) $ 3,655 $ — $ 16,784 $ (2,755)
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

5. Management Agreement and Transactions with Affiliates
Management Services. The Funds have agreed to pay management and investment advisory fees to the Manager computed at an annual percentage rate of each of the Funds' average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The management and investment advisory fees schedule for the SAM Portfolios is .35% of aggregate net assets up to $3 billion, .30% of the next $4 billion of aggregate net assets, .25% of the next $4 billion of aggregate net assets, .20% of the next $4 billion of aggregate net assets, and .18% of aggregate net assets over $15 billion. The Principal LifeTime Funds and
Principal LifeTime Hybrid Funds do not pay management and investment advisory fees. The annual rates used in this calculation for each of the other Funds are as follows:
Net Assets of Fund
First $500
million
Next $500
million
Next $500
Million
Over $1.5
billion
California Municipal Fund .40% .38% .36% .35%
Finisterre Emerging Markets Total Return Bond Fund
.75 .74 .73 .72
Government & High Quality Bond Fund .49 .47 .45 .44
MidCap Growth Fund .65 .63 .61 .60
MidCap Growth Fund III .82 .80 .78 .77
SmallCap Fund .75 .73 .71 .70
Tax-Exempt Bond Fund .40 .38 .36 .35
Net Assets of Fund
First $500
million
Next $500
Million
Next $500
million
Next $500
million
Next $1
billion
Over $3
billion
Core Plus Bond Fund (Effective January 1, 2024)
.42% .40% .38% .37% .36% .35%
Core Plus Bond Fund (Prior to January 1, 2024)
.49 .47 .45 .44 .42 .39
Diversified Income Fund
.69 .67 .65 .64 .63 .62
Global Emerging Markets Fund
.99 .97 .95 .94 .93 .92
Global Real Estate Securities Fund
.90 .88 .86 .85 .84 .83
High Income Fund
.65 .63 .61 .60 .59 .58
Inflation Protection Fund
.40 .38 .36 .35 .34 .33
International Equity Fund
.65 .63 .61 .60 .59 .58
LargeCap Value Fund III
.80 .78 .76 .75 .73 .70
MidCap Value Fund I
.68 .66 .64 .63 .62 .61
Money Market Fund
.40 .39 .38 .37 .36 .35
Overseas Fund (Effective January 1, 2024)
.90 .88 .86 .85 .84 .83
Overseas Fund (Prior to January 1, 2024)
.93 .91 .89 .88 .87 .86
SmallCap Growth Fund I
.88 .86 .84 .83 .82 .81
SmallCap Value Fund II
.95 .93 .91 .90 .89 .88
Net Assets of Fund
First $1
billion
Next $3
billion
Next $3
billion
Next $3
billion
Over $10
billion
Core Fixed Income Fund (Prior to January 1, 2024)
.39% .38% .37% .36% .34%
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Next $7
billion
Over $10
billion
Core Fixed Income Fund (Effective January 1, 2024)
.39% .37% .35% .34% .33% .32% .31%
Diversified International Fund
.80 .78 .76 .75 .73 .70 .69
Net Assets of Fund
First $250
million
Next $250
million
Next $6.5
billion
Next $3
billion
Next $2
billion
Next $3
billion
Over $15
billion
Equity Income Fund
.60% .55% .50% .49% .48% .46% .44%

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

In addition to the management fee, R-1, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .07%, .03%, and .01% for R-1, R-3, R-4, and R-5, respectively. Class
A, Class C, and Institutional shares of the Funds pay Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager)
for transfer agent services. Class J shares pay the Transfer Agent a fee for the services provided in an amount that includes a profit.
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period.  The expenses borne by the Manager are subject to reimbursement by the Funds through the fiscal year end, provided no reimbursement will be made if it would result
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Next $9
billion
Over $12
billion
LargeCap Growth Fund I
.66% .64% .62% .61% .60% .59% .58%
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
Billion
Next $9.5
billion
Next $2.5
billion
Next $3
billion
Next $4
billion
Next $3
billion
Over $25
billion
MidCap Fund
.65% .63% .61% .60% .59% .58% .57% .56% .55% .53% .51%
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Next $2
billion
Next $2
billion
Next $3
billion
Over $10
billion
Real Estate Securities Fund
.85% .83% .81% .80% .79% .78% .77% .76% .75%
Net Assets of Fund
First $250
million
Over $250
million
High Yield Fund
.625% .50%
Net Assets of Fund
First $3
billion
Next $3
billion
Over $6
billion
LargeCap S&P 500 Index Fund (Effective January 1, 2024)
.11% .09% .05%
LargeCap S&P 500 Index Fund (Prior to January 1, 2024)
.15 .13 .10
Net Assets of Fund
First $2
billion
Next $2
billion
Over $4
billion
Short-Term Income Fund
.38% .36% .33%
Net Assets of Fund
First
$500 million
Next
$500 million
Over
$1 billion
Principal Capital Appreciation Fund .625% .50% .375%
All Net Assets
Government Money Market Fund .15%
MidCap S&P 400 Index Fund .15
SmallCap S&P 600 Index Fund .15
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

in the Funds exceeding the total operating expense limits. Any amounts outstanding at the end of the year are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statements of assets and liabilities. The operating expense limits are as follows:
* Prior to March 1, 2024, the contractual expense limit was .46%.
** Prior to March 1, 2024, the contractual expense limits were .84% and .56% for Class A and Institutional shares, respectively.
# Prior to October 1, 2024, there was no contractual limit.
~ Prior to March 1, 2024, there was no contractual limit.
In addition, the Manager has contractually agreed to limit R-6 other expenses and, if necessary, pay expenses normally payable by the Funds, excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other
Period from November 1, 2023 through October 31, 2024
Class A Class J Institutional Expiration
California Municipal Fund N/A N/A .46% February 28, 2025
Core Fixed Income Fund N/A N/A .43* February 28, 2025
Core Plus Bond Fund .80%** N/A .48** February 28, 2025
Diversified Income Fund N/A N/A .68 February 28, 2025
Diversified International Fund N/A N/A .85 February 28, 2025
Equity Income Fund N/A N/A .52 February 28, 2025
Finisterre Emerging Markets Total Return Bond Fund N/A N/A .85 February 28, 2025
Global Emerging Markets Fund 1.45 1.30% 1.10 February 28, 2025
Global Real Estate Securities Fund N/A N/A .94 February 28, 2025
Government & High Quality Bond Fund N/A N/A .53 February 28, 2025
Government Money Market Fund N/A N/A .20 February 28, 2025
High Yield Fund N/A N/A .61 February 28, 2025
International Equity Fund N/A N/A .79 February 28, 2025
MidCap Growth Fund
N/A
N/A
.75
February 28, 2025
MidCap Value Fund I
N/A
N/A
.69
February 28, 2025
Money Market Fund
.50
N/A
N/A
February 28, 2025
Overseas Fund N/A N/A
.91#
February 28, 2026
Principal LifeTime 2040 Fund .38 N/A
N/A
February 28, 2025
Principal LifeTime 2050 Fund .38 N/A
N/A
February 28, 2025
Principal LifeTime 2060 Fund N/A .38
N/A
February 28, 2025
Principal LifeTime 2070 Fund N/A .30
.05
February 28, 2025
Principal LifeTime Hybrid 2015 Fund
N/A N/A .05
February 28, 2025
Principal LifeTime Hybrid 2020 Fund
N/A N/A .05
February 28, 2025
Principal LifeTime Hybrid 2025 Fund N/A N/A .05 February 28, 2025
Principal LifeTime Hybrid 2030 Fund N/A N/A .05 February 28, 2025
Principal LifeTime Hybrid 2035 Fund N/A N/A .05 February 28, 2025
Principal LifeTime Hybrid 2040 Fund N/A N/A .05 February 28, 2025
Principal LifeTime Hybrid 2045 Fund N/A N/A .05 February 28, 2025
Principal LifeTime Hybrid 2050 Fund N/A N/A .05 February 28, 2025
Principal LifeTime Hybrid 2055 Fund N/A .30 .05 February 28, 2025
Principal LifeTime Hybrid 2060 Fund N/A .30 .05 February 28, 2025
Principal LifeTime Hybrid 2065 Fund N/A .30 .05 February 28, 2025
Principal LifeTime Hybrid 2070 Fund N/A .30 .05 February 28, 2025
Principal LifeTime Hybrid Income Fund N/A N/A .05 February 28, 2025
Principal LifeTime Strategic Income Fund .38 N/A 0.00~ February 28, 2025
Real Estate Securities Fund N/A N/A .86 February 28, 2025
SmallCap Fund
N/A
N/A
.85
February 28, 2025
SmallCap S&P 600 Index Fund N/A N/A
.21
February 28, 2025
SmallCap Value Fund II N/A N/A
.96
February 28, 2025
Tax-Exempt Bond Fund N/A
N/A .45
February 28, 2025
Period from November 1, 2023 through October 31, 2024
R-1 R-3 R-4 R-5 Expiration
Government & High Quality Bond Fund 1.29% .98% .79% .67% February 28, 2025
Principal LifeTime 2070 Fund .93 .62 .43 .31
February 28, 2025
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

extraordinary expenses. The limits are expressed as a percentage of average daily net assets attributable to R-6 shares on an annualized basis during the reporting period. The limits are as follows:
* Prior to October 14, 2024, there was no contractual limit.
In addition, the Manager has contractually agreed to waive certain of the Funds' management and investment advisory fees. The expense waiver will reduce the Funds' management and investment advisory fees. The waivers are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The waivers are as follows:
The Manager has also voluntarily agreed to limit Government Money Market Fund’s and Money Market Fund’s expenses for all classes of shares to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.
With respect to Government Money Market Fund, the Manager has contractually agreed to reduce the fund’s management fees through February
28, 2025. The fee waiver will reduce the fund’s management fees in an amount equal to all acquired fund fees and expenses.
Effective September 13, 2024, the Manager has agreed contractually to reduce LargeCap Value Fund III’s management fees in an amount equal to the fund’s acquired fund fees and expenses represented by the fund’s investment in a particular unaffiliated exchange-traded fund that pursues a pure value investment strategy through February 28, 2026. Prior to September 13, 2024 there was no expense waiver.
Distribution Fees. The Class A, Class C, Class J, R-1, R-3, and R-4 shares of the Funds bear distribution fees, except for Class A shares of
Money Market Fund, which are not subject to distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc. (“the Distributor”) (an affiliate of the Manager), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .15%, .35%, .25%, and .10% for Class A, Class C, Class J, R-1, R-3, and R-4 classes of shares, respectively, except the following classes of shares:
Period from November 1, 2023 through October 31, 2024
R-6 Expiration
Diversified Income Fund .02%
February 28, 2025
Global Emerging Markets Fund .04
February 28, 2025
Government Money Market Fund .00 February 28, 2025
International Equity Fund .04
February 28, 2025
Principal LifeTime Hybrid 2015 Fund .02
February 28, 2025
Principal LifeTime Hybrid 2020 Fund .02
February 28, 2025
Principal LifeTime Hybrid 2025 Fund .02
February 28, 2025
Principal LifeTime Hybrid 2030 Fund .02
February 28, 2025
Principal LifeTime Hybrid 2035 Fund .02
February 28, 2025
Principal LifeTime Hybrid 2040 Fund .02
February 28, 2025
Principal LifeTime Hybrid 2045 Fund .02
February 28, 2025
Principal LifeTime Hybrid 2050 Fund .02
February 28, 2025
Principal LifeTime Hybrid 2055 Fund .02
February 28, 2025
Principal LifeTime Hybrid 2060 Fund .02
February 28, 2025
Principal LifeTime Hybrid 2065 Fund .02
February 28, 2025
Principal LifeTime Hybrid 2070 Fund .02
February 28, 2025
Principal LifeTime Hybrid Income Fund .02
February 28, 2025
SmallCap Fund .02
February 28, 2025
SmallCap Growth Fund I .01
February 28, 2025
SmallCap Value Fund II .02*
February 28, 2026
Expiration
High Income Fund .015%
February 28, 2025
LargeCap Growth Fund I .016
February 28, 2025
LargeCap Value Fund III .065
February 28, 2025
MidCap Growth Fund III .020
February 28, 2025
MidCap Value Fund I .020 February 28, 2025
Overseas Fund .020 February 28, 2025
SmallCap Growth Fund I .020 February 28, 2025
SmallCap Value Fund II .020 February 28, 2025
Government & High Quality Bond Fund Class A .15%
LargeCap S&P 500 Index Fund Class A .15
Short-Term Income Fund Class A .15
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

The Distributor has voluntarily agreed to limit the distribution fees (expressed as a percent of average net assets on an annualized basis) attributable to Class J shares (with the exception of Money Market Fund). The limit will maintain the level of distribution fees not to exceed .14% for Class
J shares effective July 1, 2024. Prior to July 1, 2024 the limit was .13%. The voluntary expense limit may be terminated at any time.
The Distributor has contractually agreed to limit Money Market Fund’s distribution fees attributable to Class J shares. This waiver will reduce the distribution fees by .15%. The expense limit expires February 28, 2025.
Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Distributor and are settled periodically.
Chief Compliance Officer Expenses. The Funds pay certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated among the registered investment companies managed by the Manager based on the relative net assets of each fund and is shown on the statements of operations.
Sales Charges. The Distributor receives proceeds of any contingent deferred sales charge (“CDSC”) on certain Class A, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% (.25% for LargeCap S&P 500 Index Fund) of the lesser of current market value or the cost of shares redeemed within 18 months of purchase (12 months of purchase for the California Municipal Fund, Short-Term Income Fund,
and Tax Exempt Bond Fund) that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The Distributor also retains sales charges on sales of Class A shares based on declining rates which begin at 1.50% for LargeCap S&P 500 Index Fund, 2.25% for Core Fixed Income Fund, Government & High Quality Bond
Fund, and Short-Term Income Fund, 3.75% for California Municipal Fund, Core Plus Bond Fund, Diversified Income Fund, High Yield Fund,
Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime Strategic Income Fund, SAM Flexible Income Portfolio, and
Tax-Exempt Bond Fund, and 5.50% for all other Funds (except Money Market Fund which does not carry a sales charge). The aggregate amounts of these charges retained by the Distributor for the year ended October 31, 2024, were as follows (amounts in thousands):
Class A Class C Class J
California Municipal Fund $ 14 $ — $ N/A
Core Fixed Income Fund 40 N/A 7
Core Plus Bond Fund 17 N/A 4
Diversified Income Fund 71 4 N/A
Diversified International Fund 57 N/A 8
Equity Income Fund 149 2 6
Global Emerging Markets Fund 31 N/A 2
Global Real Estate Securities Fund 7 N/A N/A
Government & High Quality Bond Fund 13 N/A 3
High Yield Fund 37 2 N/A
Inflation Protection Fund N/A N/A 2
LargeCap Growth Fund I 108 N/A 17
LargeCap S&P 500 Index Fund 201 N/A 74
LargeCap Value Fund III N/A N/A 2
MidCap Fund 239 1 5
MidCap Growth Fund N/A N/A 2
MidCap Growth Fund III N/A N/A 1
MidCap S&P 400 Index Fund N/A N/A 9
MidCap Value Fund I 42 N/A 3
Money Market Fund 6 N/A 164
Principal Capital Appreciation Fund 166 N/A N/A
Principal LifeTime 2020 Fund 28 N/A 8
Principal LifeTime 2030 Fund 126 N/A 14
Principal LifeTime 2040 Fund 210 N/A 18
Principal LifeTime 2050 Fund 314 N/A 7
Principal LifeTime 2060 Fund N/A N/A 1
Principal LifeTime Hybrid 2015 Fund N/A N/A 105
Principal LifeTime Hybrid 2020 Fund N/A N/A 96
Principal LifeTime Hybrid 2025 Fund N/A N/A 285
Principal LifeTime Hybrid 2030 Fund N/A N/A 278
Principal LifeTime Hybrid 2035 Fund N/A N/A 127
Principal LifeTime Hybrid 2040 Fund N/A N/A 202
Principal LifeTime Hybrid 2045 Fund N/A N/A 111
Principal LifeTime Hybrid 2050 Fund N/A N/A 81
Principal LifeTime Hybrid 2055 Fund N/A N/A 71
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

Class C shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), 8 years after purchase.
Affiliated Ownership. At October 31, 2024, Principal Life Insurance Company (an affiliate of the Manager), the Manager, the Distributor,
Principal Securities, Inc. (an affiliate of the Manager), collective investment trusts sponsored by Principal Global Investors Trust Company (an affiliate of the Manager), and benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company owned shares of the
Funds as follows (amounts in thousands):
Class A Class C Class J
Principal LifeTime Hybrid 2060 Fund $ N/A $ N/A $ 35
Principal LifeTime Hybrid 2065 Fund N/A N/A 10
Principal LifeTime Hybrid 2070 Fund N/A N/A 1
Principal LifeTime Hybrid Income Fund N/A N/A 27
Principal LifeTime Strategic Income Fund 15 N/A 21
Real Estate Securities Fund 37 2 4
SAM Balanced Portfolio 511 10 291
SAM Conservative Balanced Portfolio 183 4 246
SAM Conservative Growth Portfolio 464 9 178
SAM Flexible Income Portfolio 119 4 132
SAM Strategic Growth Portfolio 441 9 119
Short-Term Income Fund 141 2 7
SmallCap Fund 77 N/A 2
SmallCap Growth Fund I N/A N/A 2
SmallCap S&P 600 Index Fund N/A N/A 8
SmallCap Value Fund II N/A N/A 1
Tax-Exempt Bond Fund 13 — N/A
Class J Institutional R-1 R-3 R-4 R-5 R-6
Core Fixed Income Fund – 122 – – – – 185,719
Core Plus Bond Fund – 260 – – – – N/A
Diversified Income Fund N/A 43 N/A N/A N/A N/A 690
Diversified International Fund – 360 – – – – 771
Equity Income Fund – 42,706 – – – – N/A
Finisterre Emerging Markets Total Return Bond Fund N/A 53 N/A N/A N/A N/A N/A
Global Emerging Markets Fund – 81 – – – – 48,311
Global Real Estate Securities Fund N/A 738 N/A – – – 6,789
Government & High Quality Bond Fund – 39 – – – – N/A
Government Money Market Fund N/A 11 N/A N/A N/A N/A 3,289
High Income Fund N/A 48,716 N/A N/A N/A N/A N/A
High Yield Fund N/A 640 N/A N/A N/A N/A 356,903
Inflation Protection Fund – 150,325 – – – – N/A
International Equity Fund N/A 210 – – – – 10,365
LargeCap Growth Fund I – – – – – – 228,774
LargeCap S&P 500 Index Fund – 1,172 – – – – N/A
LargeCap Value Fund III – 23,835 – – – – N/A
MidCap Fund – 570 – – – – 9
MidCap Growth Fund – 141 – – – – N/A
MidCap Growth Fund III – 31,400 – – – – N/A
MidCap Value Fund I – – – – – – 64,406
Overseas Fund N/A 39,367 N/A 2 – N/A N/A
Principal Capital Appreciation Fund N/A 8,203 – – – – N/A
Principal LifeTime 2015 Fund N/A 19,957 – – – – N/A
Principal LifeTime 2020 Fund – 94,612 – – – – N/A
Principal LifeTime 2025 Fund N/A 101,711 – – – – N/A
Principal LifeTime 2030 Fund – 230,839 – – – – N/A
Principal LifeTime 2035 Fund N/A 114,315 – – – – N/A
Principal LifeTime 2040 Fund – 176,477 – – – – N/A
Principal LifeTime 2045 Fund N/A 83,302 – – – – N/A
Principal LifeTime 2050 Fund – 125,910 – – – – N/A
Principal LifeTime 2055 Fund N/A 49,468 – – – – N/A
Principal LifeTime 2060 Fund – 47,117 – – – – N/A
Principal LifeTime 2065 Fund N/A 12,258 – – – – N/A
Principal LifeTime 2070 Fund 1 2,940 1 1 1 1 N/A
Principal LifeTime Hybrid 2030 Fund – 78 N/A N/A N/A N/A –
Principal LifeTime Hybrid 2040 Fund – 60 N/A N/A N/A N/A –
Principal LifeTime Hybrid 2050 Fund – 6 N/A N/A N/A N/A –
Principal LifeTime Hybrid 2070 Fund 1 1 N/A N/A N/A N/A 1
Principal LifeTime Strategic Income Fund – 35,229 – – – – N/A
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

Affiliated Brokerage Commissions. With respect to Diversified Income Fund, $4,000 of brokerage commission was paid to SAMI Brokerage
LLC, a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial
Group during the year ended October 31, 2024 .
Other Transactions. During the year ended October 31, 2024 , Diversified Income Fund and Finisterre Emerging Markets Total Return Bond
Fund received one-time reimbursements of $243,000 and $88,000, respectively, from an affiliate, which is included in realized gain (loss) from investment transactions on the statements of operations. Also, during the year ended October 31, 2024, certain share classes received a one-time reimbursement from an affiliate due to an operational error, which is reflected in the statements of operations as a reduction to the transfer agent fees for impacted share classes.
6. Investment Transactions
For the year ended October 31, 2024, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments, return of capital, and U.S. government securities) by the Funds were as follows (amounts in thousands):
Class J Institutional R-1 R-3 R-4 R-5 R-6
Real Estate Securities Fund – 240 – – – 311 15,114
SAM Balanced Portfolio – 33,560 – – – – N/A
SAM Conservative Balanced Portfolio – 13,492 – – – – N/A
SAM Conservative Growth Portfolio – 18,205 – – – – N/A
SAM Flexible Income Portfolio – 9,412 – – – – N/A
SAM Strategic Growth Portfolio – 12,293 – – – – N/A
Short-Term Income Fund – 23,489 – – – – N/A
SmallCap Fund – 197 – – – – 485
SmallCap Growth Fund I – – – – – – 62,428
SmallCap Value Fund II – 191 – – – – 45,290
Tax-Exempt Bond Fund N/A 41 N/A N/A N/A N/A N/A
Purchases Sales
Covers on Securities
Sold Short Securities Sold Short
California Municipal Fund $ 246,818 $ 215,750 $ — $ —
Core Fixed Income Fund 1,369,595 1,219,407 — —
Core Plus Bond Fund 622,047 603,470 — —
Diversified Income Fund 1,887,483 2,118,521 55,554 61,988
Diversified International Fund 3,180,661 1,913,258 — —
Equity Income Fund 1,398,958 2,479,435 — —
Finisterre Emerging Markets Total Return Bond Fund 955,476 836,852 — —
Global Emerging Markets Fund 2,249,838 135,531 — —
Global Real Estate Securities Fund 508,861 903,475 — —
Government & High Quality Bond Fund 1,168,462 1,053,193 — —
Government Money Market Fund — — — —
High Income Fund 2,214,528 5,064,864 — —
High Yield Fund 4,283,988 1,082,242 — —
Inflation Protection Fund 1,177,711 1,022,420 238,883 239,027
International Equity Fund 451,967 558,023 — —
LargeCap Growth Fund I 4,044,515 8,004,645 — —
LargeCap S&P 500 Index Fund 394,316 171,517 — —
LargeCap Value Fund III 1,695,535 1,340,791 — —
MidCap Fund 4,857,215 2,508,800 — —
MidCap Growth Fund 312,498 352,335 — —
MidCap Growth Fund III 541,669 1,411,682 — —
MidCap S&P 400 Index Fund 267,859 539,788 — —
MidCap Value Fund I 1,927,819 3,370,624 — —
Money Market Fund — — — —
Overseas Fund 997,752 2,291,535 — —
Principal Capital Appreciation Fund 1,762,340 1,878,934 — —
Principal LifeTime 2015 Fund 75,903 116,762 — —
Principal LifeTime 2020 Fund 661,517 990,390 — —
Principal LifeTime 2025 Fund 511,005 653,833 — —
Principal LifeTime 2030 Fund 2,094,157 2,380,598 — —
Principal LifeTime 2035 Fund 699,099 691,723 — —
Principal LifeTime 2040 Fund 1,580,148 1,619,356 — —
Principal LifeTime 2045 Fund 629,039 579,517 — —
Principal LifeTime 2050 Fund 1,165,897 1,169,265 — —
Principal LifeTime 2055 Fund 437,737 367,162 — —
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

For the year ended October 31, 2024, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows (amounts in thousands):
7. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the years ended October 31, 2024 and October 31,
2023 were as follows (amounts in thousands):
Purchases Sales
Covers on Securities
Sold Short Securities Sold Short
Principal LifeTime 2060 Fund $ 437,623 $ 365,996 $ — $ —
Principal LifeTime 2065 Fund 113,140 68,873 — —
Principal LifeTime 2070 Fund 44,959 13,735 — —
Principal LifeTime Hybrid 2015 Fund 142,759 66,025 — —
Principal LifeTime Hybrid 2020 Fund 153,737 130,924 — —
Principal LifeTime Hybrid 2025 Fund 313,234 177,911 — —
Principal LifeTime Hybrid 2030 Fund 448,546 244,311 — —
Principal LifeTime Hybrid 2035 Fund 252,548 134,969 — —
Principal LifeTime Hybrid 2040 Fund 265,637 126,197 — —
Principal LifeTime Hybrid 2045 Fund 150,854 85,499 — —
Principal LifeTime Hybrid 2050 Fund 129,466 68,285 — —
Principal LifeTime Hybrid 2055 Fund 92,989 38,140 — —
Principal LifeTime Hybrid 2060 Fund 57,119 20,235 — —
Principal LifeTime Hybrid 2065 Fund 23,023 6,638 — —
Principal LifeTime Hybrid 2070 Fund 4,214 1,225 — —
Principal LifeTime Hybrid Income Fund 72,722 31,728 — —
Principal LifeTime Strategic Income Fund 212,482 279,059 — —
Real Estate Securities Fund 1,848,794 1,870,548 — —
SAM Balanced Portfolio 770,833 1,012,493 — —
SAM Conservative Balanced Portfolio 355,181 386,100 — —
SAM Conservative Growth Portfolio 560,840 749,881 — —
SAM Flexible Income Portfolio 465,825 659,406 — —
SAM Strategic Growth Portfolio 391,596 526,617 — —
Short-Term Income Fund 1,162,976 1,090,034 — —
SmallCap Fund 1,572,769 652,995 — —
SmallCap Growth Fund I 1,399,769 1,960,156 — —
SmallCap S&P 600 Index Fund 263,485 363,718 — —
SmallCap Value Fund II 986,516 1,291,852 — —
Tax-Exempt Bond Fund 235,603 237,209 — —
Purchases Sales
Covers on Securities
Sold Short Securities Sold Short
Core Fixed Income Fund $ 556,286 $ 223,978 $ — $ —
Core Plus Bond Fund 303,628 344,448 — —
Diversified Income Fund 355,869 343,189 301 301
Finisterre Emerging Markets Total Return Bond Fund 9,207 – — —
Government & High Quality Bond Fund 710,353 728,141 — —
High Yield Fund – 29,954 — —
Inflation Protection Fund 1,481,512 917,052 — —
Short-Term Income Fund 439,222 243,424 — —
Ordinary Income Tax Exempt Income*
Long-Term Capital
Gain^ Return of Capital
2024 2023 2024 2023 2024 2023 2024 2023
California Municipal Fund $ 6 $ 2 $ 18,875 $ 16,585 $ — $ — $ — $ —
Core Fixed Income Fund 374,771 325,014 — — — — — —
Core Plus Bond Fund 22,482 18,585 — — — — — —
Diversified Income Fund 171,369 174,426 — — — — — —
Diversified International Fund 128,703 47,311 — — — — — —
Equity Income Fund 164,427 210,060 — — 61,368 342,218 — —
Finisterre Emerging Markets Total Return Bond Fund 40,611 27,579 — — — — — —
Global Emerging Markets Fund 4,815 2,789 — — — — — —
6. Investment Transactions (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

*The Funds designate these distributions as exempt interest per Internal Revenue Code (“IRC”) Sec. 852(b)(5).
^ The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a
15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).
Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Ordinary Income Tax Exempt Income*
Long-Term Capital
Gain^ Return of Capital
2024 2023 2024 2023 2024 2023 2024 2023
Global Real Estate Securities Fund $ 52,899 $ 24,691 $ — $ — $ — $ — $ — $ —
Government & High Quality Bond Fund 19,762 18,171 — — — — — —
Government Money Market Fund 163,774 153,834 — — — — — —
High Income Fund 234,056 230,586 — — — — — —
High Yield Fund 186,299 139,190 — — — — — —
Inflation Protection Fund 53,740 94,099 — — — — — —
International Equity Fund 9,044 8,890 — — — — — —
LargeCap Growth Fund I 10,798 — — — 683,034 970,970 — —
LargeCap S&P 500 Index Fund 92,261 77,780 — — 186,831 74,917 — —
LargeCap Value Fund III 52,926 45,101 — — 40,764 209,975 — —
MidCap Fund 13,269 — — — 526,243 566,463 — —
MidCap Growth Fund III — — — — 86,313 21,268 — —
MidCap S&P 400 Index Fund 19,157 16,794 — — 32,019 70,017 — —
MidCap Value Fund I 51,293 53,384 — — 121,858 199,791 — —
Money Market Fund 50,745 43,023 — — — — — —
Overseas Fund 103,094 48,156 — — 43,397 102,177 — —
Principal Capital Appreciation Fund 34,748 27,304 — — — — — —
Principal LifeTime 2015 Fund 7,497 7,146 — — 4,221 12,973 — —
Principal LifeTime 2020 Fund 68,686 65,991 — — 53,507 173,493 — —
Principal LifeTime 2025 Fund 41,243 39,475 — — 24,648 76,395 — —
Principal LifeTime 2030 Fund 130,948 108,528 — — 90,321 360,785 — —
Principal LifeTime 2035 Fund 39,245 26,546 — — 35,083 83,657 — —
Principal LifeTime 2040 Fund 86,200 57,674 — — 101,469 253,536 — —
Principal LifeTime 2045 Fund 26,235 15,892 — — 35,644 82,086 — —
Principal LifeTime 2050 Fund 49,782 30,894 — — 79,406 190,538 — —
Principal LifeTime 2055 Fund 15,719 9,021 — — 23,201 49,901 — —
Principal LifeTime 2060 Fund 15,164 8,705 — — 21,884 45,739 — —
Principal LifeTime 2065 Fund 2,595 1,221 — — 3,102 5,104 — —
Principal LifeTime 2070 Fund 184 — — — — — — —
Principal LifeTime Hybrid 2015 Fund 7,309 3,704 — — 1,010 5,048 — —
Principal LifeTime Hybrid 2020 Fund 14,611 10,039 — — 2,277 19,874 — —
Principal LifeTime Hybrid 2025 Fund 19,871 11,371 — — 4,784 23,346 — —
Principal LifeTime Hybrid 2030 Fund 19,970 9,385 — — 5,183 31,518 — —
Principal LifeTime Hybrid 2035 Fund 13,705 6,494 — — 4,737 25,925 — —
Principal LifeTime Hybrid 2040 Fund 12,795 6,127 — — 5,481 27,572 — —
Principal LifeTime Hybrid 2045 Fund 7,491 3,752 — — 3,940 19,714 — —
Principal LifeTime Hybrid 2050 Fund 6,008 3,183 — — 3,647 16,575 — —
Principal LifeTime Hybrid 2055 Fund 3,472 1,662 — — 1,945 8,236 — —
Principal LifeTime Hybrid 2060 Fund 1,729 761 — — 886 3,217 — —
Principal LifeTime Hybrid 2065 Fund 489 197 — — 223 740 — —
Principal LifeTime Hybrid 2070 Fund 20 — — — — — — —
Principal LifeTime Hybrid Income Fund 3,558 1,991 — — 467 2,590 — —
Principal LifeTime Strategic Income Fund 20,088 9,063 — — — 7,839 — —
Real Estate Securities Fund 138,794 133,125 — — 16,548 53,259 — 20,905
SAM Balanced Portfolio 82,045 71,683 — — — 248,600 — —
SAM Conservative Balanced Portfolio 44,985 35,761 — — — 40,332 — —
SAM Conservative Growth Portfolio 39,200 32,900 — — — 268,808 — —
SAM Flexible Income Portfolio 72,438 58,259 — — — — — —
SAM Strategic Growth Portfolio 19,313 14,622 — — 6,642 145,696 — —
Short-Term Income Fund 107,614 93,821 — — — — — —
SmallCap Fund 11,887 1,601 — — 24,022 — — —
SmallCap Growth Fund I — — — — — 18,193 — —
SmallCap S&P 600 Index Fund 17,408 14,621 — — 35,168 100,547 — —
SmallCap Value Fund II 38,437 30,276 — — 5,664 85,431 — —
Tax-Exempt Bond Fund 55 111 19,766 18,510 — — — —
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

Distributable Earnings. As of October 31, 2024, the components of total distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
Undistributed
Ordinary
Income
Undistributed
Tax-Exempt
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
*
Total
Accumulated
Earnings
(Deficit)
California Municipal Fund $ — $ 163 $ — $ (42,516) $ (2,237) $ — $ (44,590)
Core Fixed Income Fund 3,592 — — (158,566) (1,200,827) — (1,355,801)
Core Plus Bond Fund 421 — — (91,692) (17,898) (325) (109,494)
Diversified Income Fund 1,923 — — (1,100,269) (45,077) (8,795) (1,152,218)
Diversified International Fund 153,554 — 95,657 (27,058) 649,913 — 872,066
Equity Income Fund 15,478 — 758,066 — 4,540,360 — 5,313,904
Finisterre Emerging Markets Total Return
Bond Fund 1,215 — — (101,190) (4,074) (551) (104,600)
Global Emerging Markets Fund 3,338 — — (10,942) (6,111) — (13,715)
Global Real Estate Securities Fund 34,043 — — (57,139) 323,644 — 300,548
Government & High Quality Bond Fund 543 — — (199,360) (53,946) (3) (252,766)
High Income Fund 2,267 — — (528,336) (41,165) (3,518) (570,752)
High Yield Fund 2,979 — — (293,328) (79,833) (7,707) (377,889)
Inflation Protection Fund 59,049 — — (83,008) (115,051) (128) (139,138)
International Equity Fund 8,194 — 19,853 — 1,875 — 29,922
LargeCap Growth Fund I 62,411 — 2,511,027 — 3,259,564 — 5,833,002
LargeCap S&P 500 Index Fund 99,182 — 115,711 — 5,243,001 (63) 5,457,831
LargeCap Value Fund III 42,008 — 237,494 — 533,475 (2) 812,975
MidCap Fund 50,975 — 873,683 — 14,368,193 — 15,292,851
MidCap Growth Fund — — — (10,481) 32,688 — 22,207
MidCap Growth Fund III 26,970 — 103,806 — 43,830 — 174,606
MidCap S&P 400 Index Fund 37,485 — 118,055 — 333,031 — 488,571
MidCap Value Fund I 131,353 — 284,278 — 282,663 (1) 698,293
Overseas Fund 85,926 — 86,388 — 26,801 — 199,115
Principal Capital Appreciation Fund 25,298 — 211,536 — 2,218,876 — 2,455,710
Principal LifeTime 2015 Fund 5,005 — 7,624 — 22,633 — 35,262
Principal LifeTime 2020 Fund 44,650 — 89,899 — 212,826 — 347,375
Principal LifeTime 2025 Fund 26,623 — 47,603 — 199,352 — 273,578
Principal LifeTime 2030 Fund 81,527 — 168,843 — 768,213 — 1,018,583
Principal LifeTime 2035 Fund 25,423 — 63,930 — 307,558 — 396,911
Principal LifeTime 2040 Fund 41,507 — 220,940 — 980,555 — 1,243,002
Principal LifeTime 2045 Fund 11,546 — 58,265 — 316,798 — 386,609
Principal LifeTime 2050 Fund 14,262 — 150,423 — 759,618 — 924,303
Principal LifeTime 2055 Fund 5,631 — 34,779 — 190,655 — 231,065
Principal LifeTime 2060 Fund 5,502 — 30,019 — 160,770 — 196,291
Principal LifeTime 2065 Fund 1,403 — 4,161 — 23,606 — 29,170
Principal LifeTime 2070 Fund 445 — 297 — 2,976 — 3,718
Principal LifeTime Hybrid 2015 Fund 2,996 — 861 — 14,047 — 17,904
Principal LifeTime Hybrid 2020 Fund 4,509 — 1,075 — 33,590 — 39,174
Principal LifeTime Hybrid 2025 Fund 5,765 — 3,527 — 58,706 — 67,998
Principal LifeTime Hybrid 2030 Fund 4,227 — 4,303 — 86,001 — 94,531
Principal LifeTime Hybrid 2035 Fund 2,409 — 4,836 — 76,685 — 83,930
Principal LifeTime Hybrid 2040 Fund 2,133 — 6,866 — 104,926 — 113,925
Principal LifeTime Hybrid 2045 Fund 1,038 — 5,151 — 72,137 — 78,326
Principal LifeTime Hybrid 2050 Fund 609 — 5,038 — 70,557 — 76,204
Principal LifeTime Hybrid 2055 Fund 432 — 3,055 — 39,833 — 43,320
Principal LifeTime Hybrid 2060 Fund 207 — 1,565 — 19,747 — 21,519
Principal LifeTime Hybrid 2065 Fund 72 — 455 — 5,396 — 5,923
Principal LifeTime Hybrid 2070 Fund 18 — 21 — 386 — 425
Principal LifeTime Hybrid Income Fund 1,359 — 52 — 1,393 — 2,804
Principal LifeTime Strategic Income Fund 16,141 — 10,229 — 4,585 — 30,955
Real Estate Securities Fund 2,769 — 102,286 — 1,395,557 — 1,500,612
SAM Balanced Portfolio 17,090 — 209,256 — 906,524 — 1,132,870
SAM Conservative Balanced Portfolio 3,736 — 20,438 — 217,039 — 241,213
SAM Conservative Growth Portfolio 13,726 — 181,983 — 872,906 — 1,068,615
SAM Flexible Income Portfolio 294 — — (37,703) 100,479 — 63,070
SAM Strategic Growth Portfolio 10,331 — 126,117 — 659,745 — 796,193
Short-Term Income Fund 926 — — (51,783) (42,672) — (93,529)
SmallCap Fund 19,320 — 23,237 — 208,090 — 250,647
SmallCap Growth Fund I 57,325 — 111,162 — 318,849 — 487,336
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. As of October 31, 2024, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):
* In accordance with IRC Sections 381-384, a portion of the losses have been subject to a $644,000 annual limitation.
All of these capital losses were generated in taxable years beginning after the enactment date of the Regulated Investment Company
Modernization Act of 2010 on December 22, 2010, and will be carried forward with no expiration and with the character of the loss retained.
For the year ended October 31, 2024, the Funds utilized capital loss carryforwards as follows (amounts in thousands):
Undistributed
Ordinary
Income
Undistributed
Tax-Exempt
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
*
Total
Accumulated
Earnings
(Deficit)
SmallCap S&P 600 Index Fund $ 16,119 $ — $ 90,438 $ — $ 246,749 $ — $ 353,306
SmallCap Value Fund II 48,340 — 63,394 — 69,784 — 181,518
Tax-Exempt Bond Fund — 187 — (68,002) (3,586) (25) (71,426)
* Represents book-to-tax accounting differences.
Short-Term Long-Term Total
California Municipal Fund $ 21,042 $ 21,474 $ 42,516
Core Fixed Income Fund 42,375 116,191 158,566
Core Plus Bond Fund 25,715 65,977 91,692
Diversified Income Fund 276,601 823,668 1,100,269 *
Diversified International Fund 26,585 473 27,058
Finisterre Emerging Markets Total Return Bond Fund 42,532 58,658 101,190
Global Emerging Markets Fund 5,969 4,973 10,942
Global Real Estate Securities Fund — 57,139 57,139
Government & High Quality Bond Fund 63,723 135,637 199,360
High Income Fund 21,608 506,728 528,336
High Yield Fund 14,114 279,214 293,328
Inflation Protection Fund 6,966 76,042 83,008
MidCap Growth Fund 9,984 — 9,984
SAM Flexible Income Portfolio 5,850 31,853 37,703
Short-Term Income Fund 15,242 36,541 51,783
Tax-Exempt Bond Fund 29,319 38,683 68,002
Short-Term
Utilized
Long-Term
Utilized
California Municipal Fund $ 298 $ —
Core Plus Bond Fund 2,653 —
Diversified Income Fund 18,646 —
Diversified International Fund 167,565 1,824
Finisterre Emerging Markets Total Return Bond Fund 20,960 2,095
Global Emerging Markets Fund 1,490 2,284
Global Real Estate Securities Fund 11,334 26,433
Government & High Quality Bond Fund 6,803 —
High Income Fund 53,914 —
High Yield Fund 5,956 —
Inflation Protection Fund 3,890 —
International Equity Fund 28,110 —
MidCap Growth Fund 12,694 —
Principal Capital Appreciation Fund 79,590 —
Principal LifeTime Strategic Income Fund 16 640
Real Estate Securities Fund 43,617 42,350
SAM Balanced Portfolio 3,161 —
SAM Conservative Balanced Portfolio 5,398 19,365
SAM Conservative Growth Portfolio 12,509 8,610
SAM Flexible Income Portfolio 9,373 30,363
Short-Term Income Fund 3,371 921
SmallCap Growth Fund I 27,929 556
Tax-Exempt Bond Fund 562 —
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain ordinary losses which occur during the portion of the fund’s taxable year subsequent to
December 31. As of October 31, 2024, the Funds intend to defer late-year ordinary losses as follows (amounts in thousands):
Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying statements of changes in net assets as from net investment income and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended October 31, 2024, the Funds recorded reclassifications as follows (amounts in thousands):
Late Year
Ordinary
Loss
MidCap Growth Fund $ 497
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Diversified Income Fund $ (1) $ 1
Diversified International Fund (3,145) 3,145
Equity Income Fund (60,574) 60,574
Global Real Estate Securities Fund 1 (1)
International Equity Fund (7,370) 7,370
LargeCap Growth Fund I (410,087) 410,087
LargeCap S&P 500 Index Fund (14,275) 14,275
LargeCap Value Fund III (12,633) 12,633
MidCap Fund (46,768) 46,768
MidCap Growth Fund 639 (639)
MidCap Growth Fund III (94,406) 94,406
MidCap S&P 400 Index Fund (31,611) 31,611
MidCap Value Fund I (125,423) 125,423
Overseas Fund (112,949) 112,949
Principal Capital Appreciation Fund (13,293) 13,293
Principal LifeTime 2015 Fund (1,737) 1,737
Principal LifeTime 2020 Fund (12,427) 12,427
Principal LifeTime 2025 Fund (6,026) 6,026
Principal LifeTime 2030 Fund (12,659) 12,659
Principal LifeTime 2035 Fund (3,867) 3,867
Principal LifeTime 2040 Fund (7,770) 7,770
Principal LifeTime 2045 Fund (2,690) 2,690
Principal LifeTime 2050 Fund (5,386) 5,386
Principal LifeTime 2055 Fund (1,608) 1,608
Principal LifeTime 2060 Fund (1,558) 1,558
Principal LifeTime 2065 Fund (310) 310
Principal LifeTime 2070 Fund (44) 44
Principal LifeTime Hybrid 2015 Fund (348) 348
Principal LifeTime Hybrid 2020 Fund (725) 725
Principal LifeTime Hybrid 2025 Fund (1,165) 1,165
Principal LifeTime Hybrid 2030 Fund (1,183) 1,183
Principal LifeTime Hybrid 2035 Fund (781) 781
Principal LifeTime Hybrid 2040 Fund (969) 969
Principal LifeTime Hybrid 2045 Fund (734) 734
Principal LifeTime Hybrid 2050 Fund (581) 581
Principal LifeTime Hybrid 2055 Fund (346) 346
Principal LifeTime Hybrid 2060 Fund (191) 191
Principal LifeTime Hybrid Income Fund (134) 134
Principal LifeTime Strategic Income Fund (1,957) 1,957
Real Estate Securities Fund 394 (394)
SAM Balanced Portfolio (9,855) 9,855
SAM Conservative Balanced Portfolio (120) 120
SAM Conservative Growth Portfolio (5,415) 5,415
SAM Strategic Growth Portfolio (4,850) 4,850
SmallCap Fund (3,915) 3,915
SmallCap Growth Fund I (23,913) 23,913
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

Federal Income Tax Basis. As of October 31, 2024, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
SmallCap S&P 600 Index Fund $ (13,741) $ 13,741
SmallCap Value Fund II (28,671) 28,671
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
California Municipal Fund $ 8,366 $ (10,603) $ (2,237) $ 636,384
Core Fixed Income Fund 33,884 (1,234,711) (1,200,827) 11,959,309
Core Plus Bond Fund 5,427 (23,325) (17,898) 620,945
Diversified Income Fund 72,948 (117,999) (45,051) 2,724,542
Diversified International Fund 963,142 (312,671) 650,471 6,113,625
Equity Income Fund 4,637,683 (97,324) 4,540,359 4,533,399
Finisterre Emerging Markets Total Return Bond Fund 34,754 (38,790) (4,036) 646,475
Global Emerging Markets Fund 111,463 (117,516) (6,053) 2,431,762
Global Real Estate Securities Fund 427,849 (104,113) 323,736 1,510,472
Government & High Quality Bond Fund 8,755 (62,701) (53,946) 872,909
Government Money Market Fund — — — 3,757,707
High Income Fund 6,534 (47,699) (41,165) 611,194
High Yield Fund 61,223 (141,526) (80,303) 6,047,055
Inflation Protection Fund 13,430 (128,453) (115,023) 2,481,820
International Equity Fund 18,756 (16,856) 1,900 229,455
LargeCap Growth Fund I 3,493,091 (233,527) 3,259,564 6,819,317
LargeCap S&P 500 Index Fund 5,419,737 (176,736) 5,243,001 3,406,643
LargeCap Value Fund III 656,709 (123,234) 533,475 3,246,061
MidCap Fund 14,661,843 (293,650) 14,368,193 13,755,373
MidCap Growth Fund 38,241 (5,553) 32,688 181,733
MidCap Growth Fund III 73,978 (30,148) 43,830 392,939
MidCap S&P 400 Index Fund 413,061 (80,030) 333,031 948,925
MidCap Value Fund I 414,637 (131,975) 282,662 2,557,485
Money Market Fund — — — 1,047,743
Overseas Fund 138,573 (111,639) 26,934 1,125,174
Principal Capital Appreciation Fund 2,282,823 (63,946) 2,218,877 2,453,197
Principal LifeTime 2015 Fund 39,589 (16,956) 22,633 213,700
Principal LifeTime 2020 Fund 385,895 (173,069) 212,826 2,112,334
Principal LifeTime 2025 Fund 296,128 (96,776) 199,352 1,360,788
Principal LifeTime 2030 Fund 1,068,055 (299,842) 768,213 4,715,786
Principal LifeTime 2035 Fund 380,577 (73,019) 307,558 1,680,627
Principal LifeTime 2040 Fund 1,111,590 (131,035) 980,555 3,781,374
Principal LifeTime 2045 Fund 347,795 (30,997) 316,798 1,367,022
Principal LifeTime 2050 Fund 809,807 (50,189) 759,618 2,573,697
Principal LifeTime 2055 Fund 206,390 (15,735) 190,655 937,709
Principal LifeTime 2060 Fund 175,691 (14,921) 160,770 921,453
Principal LifeTime 2065 Fund 26,929 (3,323) 23,606 199,730
Principal LifeTime 2070 Fund 3,190 (214) 2,976 41,390
Principal LifeTime Hybrid 2015 Fund 27,790 (13,743) 14,047 310,494
Principal LifeTime Hybrid 2020 Fund 72,062 (38,472) 33,590 506,621
Principal LifeTime Hybrid 2025 Fund 100,803 (42,097) 58,706 828,536
Principal LifeTime Hybrid 2030 Fund 126,869 (40,868) 86,001 896,117
Principal LifeTime Hybrid 2035 Fund 101,313 (24,628) 76,685 637,595
Principal LifeTime Hybrid 2040 Fund 122,503 (17,577) 104,926 675,832
Principal LifeTime Hybrid 2045 Fund 80,527 (8,390) 72,137 410,659
Principal LifeTime Hybrid 2050 Fund 75,942 (5,385) 70,557 360,988
Principal LifeTime Hybrid 2055 Fund 42,878 (3,045) 39,833 230,238
Principal LifeTime Hybrid 2060 Fund 21,223 (1,476) 19,747 123,419
Principal LifeTime Hybrid 2065 Fund 5,877 (481) 5,396 41,603
Principal LifeTime Hybrid 2070 Fund 396 (10) 386 3,721
Principal LifeTime Hybrid Income Fund 10,635 (9,242) 1,393 158,360
Principal LifeTime Strategic Income Fund 68,423 (63,838) 4,585 786,496
Real Estate Securities Fund 1,588,019 (192,464) 1,395,555 5,217,991
SAM Balanced Portfolio 1,038,237 (131,713) 906,524 3,713,257
SAM Conservative Balanced Portfolio 291,719 (74,680) 217,039 1,642,446
SAM Conservative Growth Portfolio 931,334 (58,428) 872,906 2,344,138
SAM Flexible Income Portfolio 212,824 (112,345) 100,479 2,252,636
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2024

8. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements.  There were no items requiring adjustment of the financial statements or additional disclosure.
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
SAM Strategic Growth Portfolio $ 698,177 $ (38,432) $ 659,745 $ 1,608,428
Short-Term Income Fund 15,841 (58,513) (42,672) 3,361,697
SmallCap Fund 367,612 (159,522) 208,090 2,081,959
SmallCap Growth Fund I 486,217 (167,368) 318,849 1,850,921
SmallCap S&P 600 Index Fund 386,904 (140,154) 246,750 973,136
SmallCap Value Fund II 170,884 (101,099) 69,785 1,054,933
Tax-Exempt Bond Fund 11,736 (15,322) (3,586) 588,137
7. Federal Tax Information (continued)

Schedule of Investments
California Municipal Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 0 .01 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .01%
Invesco California AMT-Free Municipal Bond ETF 500 $ 13
iShares California Muni Bond ETF 702 40
$ 53
TOTAL INVESTMENT COMPANIES $ 53
MUNICIPAL BONDS - 101 .65%
Principal
Amount (000's) Value (000's)
California - 94 .85%
Alameda Community Improvement Commission
Successor Agency (credit support from Build
America Mutual Assurance Corp )
5.00%, 09/01/2031
(a)
$ 1,000 $ 1,004
Alameda Corridor Transportation Authority
0.00%, 10/01/2047
(b)
1,750 1,010
5.00%, 10/01/2035 5,270 5,377
Alameda Corridor Transportation Authority (credit
support from Assured Guaranty Municipal Corp )
5.00%, 10/01/2043
(a)
1,000 1,111
Alameda Unified School District-Alameda County/
CA
5.00%, 08/01/2032 1,795 1,821
Bay Area Toll Authority
3.15%, 04/01/2055
(c)
1,690 1,690
5.00%, 04/01/2044 1,000 1,097
5.00%, 04/01/2045 1,000 1,093
Beverly Hills Unified School District CA
3.00%, 08/01/2044 2,230 1,907
Burbank-Glendale-Pasadena Airport Authority Brick
Campaign
5.25%, 07/01/2040 1,435 1,575
California Community Choice Financing Authority
4.00%, 02/01/2052
(c)
2,275 2,295
4.00%, 10/01/2052
(c)
1,115 1,132
4.00%, 05/01/2053
(c)
3,150 3,177
5.00%, 02/01/2054
(c)
5,000 5,363
5.00%, 05/01/2054
(c)
5,000 5,394
California County Tobacco Securitization Agency
4.00%, 06/01/2049 1,485 1,373
California Educational Facilities Authority
5.00%, 10/01/2036 1,000 1,015
5.00%, 05/01/2045 2,000 2,404
5.00%, 10/01/2045 1,000 1,012
5.00%, 06/01/2046 6,000 7,228
5.00%, 05/01/2049 9,460 11,375
5.25%, 04/01/2040 5,000 6,193
California Health Facilities Financing Authority
5.00%, 08/15/2031 2,700 2,790
5.00%, 02/01/2035 2,000 2,006
5.00%, 06/01/2041
(c)
10,000 11,014
5.00%, 11/15/2048 2,785 2,855
5.00%, 12/01/2054 2,000 2,117
5.25%, 12/01/2043 2,155 2,331
California Housing Finance Agency
3.50%, 11/20/2035 9,360 8,974
4.25%, 01/15/2035 8,258 8,481
California Housing Finance Agency (credit support
from Federal Home Loan Mortgage Corporation
Collateral )
3.75%, 03/25/2035
(a)
5,217 5,134
California Infrastructure & Economic Development
Bank
5.00%, 08/01/2038 1,175 1,265
5.00%, 08/01/2039 1,130 1,213
8.00%, 01/01/2050
(c),(d)
13,000 13,396
California Municipal Finance Authority
2.40%, 10/01/2044
(c)
4,000 3,819
4.00%, 07/15/2029 12,360 12,346
4.00%, 10/01/2039 2,150 2,048
4.38%, 09/01/2053
(c)
1,700 1,766
4.80%, 11/01/2041
(c)
5,085 5,088
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
California Municipal Finance Authority
(continued)
5.00%, 05/15/2033 $ 1,000 $ 1,052
5.00%, 05/15/2034 1,000 1,049
5.00%, 12/31/2034 7,550 7,772
5.00%, 12/31/2036 8,000 8,208
5.00%, 05/15/2038 2,000 2,082
5.00%, 10/01/2044 1,000 1,010
5.00%, 04/01/2049 1,725 1,815
5.00%, 04/01/2054 1,940 2,028
5.25%, 11/01/2036 2,100 2,125
California Municipal Finance Authority (credit
support from Build America Mutual Assurance
Corp )
5.00%, 05/15/2031
(a)
400 439
5.00%, 05/15/2043
(a)
600 626
5.00%, 05/15/2044
(a)
5,000 5,211
California Municipal Finance Authority (credit
support from Build America Mutual Assurance Corp
- Transfer Custodial Receipt )
5.00%, 05/15/2031
(a)
10,000 10,637
California Municipal Finance Authority (credit
support from Fannie Mae Collateral )
4.45%, 12/01/2042
(a)
4,730 4,737
California Pollution Control Financing Authority
3.00%, 11/01/2025 11,380 11,316
3.38%, 07/01/2025 2,000 1,997
4.25%, 12/01/2027
(c)
1,200 1,229
4.30%, 07/01/2040 3,600 3,604
5.00%, 07/01/2029
(d)
1,000 1,044
5.00%, 07/01/2029
(d)
1,000 1,067
5.00%, 07/01/2030
(d)
2,000 2,003
5.00%, 07/01/2030
(d)
565 607
5.00%, 07/01/2031
(d)
1,000 1,081
5.00%, 07/01/2037
(d)
11,000 11,008
5.00%, 07/01/2039
(d)
8,500 8,799
5.00%, 11/21/2045
(d)
2,250 2,301
California School Finance Authority
5.00%, 07/01/2035
(d)
1,925 1,935
5.00%, 08/01/2038
(d)
1,000 1,022
California State Public Works Board
5.00%, 10/01/2039 4,500 4,511
California State University
5.00%, 11/01/2037 2,000 2,086
California Statewide Communities Development
Authority
3.00%, 06/01/2029
(d)
650 621
4.00%, 09/02/2029 1,000 1,012
4.00%, 07/01/2048 1,800 1,737
5.00%, 10/01/2028 1,875 1,897
5.00%, 11/01/2032
(d)
1,135 1,170
5.00%, 05/15/2034 5,210 5,335
5.00%, 06/01/2034
(d)
375 390
5.00%, 09/02/2034 1,000 1,048
5.00%, 12/01/2036
(d)
5,000 5,070
5.00%, 09/02/2038 3,000 3,108
5.00%, 06/01/2039
(d)
475 484
5.00%, 09/02/2039 745 770
5.00%, 09/02/2039 900 938
5.00%, 09/02/2039 945 984
5.00%, 05/15/2040 3,840 3,910
5.00%, 09/02/2040 1,000 1,040
5.00%, 12/01/2041
(d)
4,040 4,080
5.00%, 09/02/2044 1,425 1,459
5.00%, 09/02/2048 940 964
5.00%, 09/02/2049 600 615
5.00%, 06/01/2051
(d)
1,950 1,952
5.25%, 12/01/2034 3,500 3,503

Schedule of Investments
California Municipal Fund
October 31, 2024
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
California Statewide Communities Development
Authority   (continued)
5.25%, 12/01/2038
(d)
$ 1,000 $ 1,041
5.25%, 12/01/2043
(d)
3,825 3,943
5.25%, 12/01/2044 1,370 1,536
California Statewide Communities Development
Authority (credit support from Build America
Mutual Assurance Corp )
4.00%, 05/15/2036
(a)
3,000 3,043
California Statewide Financing Authority
6.00%, 05/01/2043 2,050 2,097
6.00%, 05/01/2043 1,550 1,585
Chino Valley Unified School District
5.00%, 08/01/2055
(e)
6,570 6,935
5.25%, 08/01/2047 2,000 2,080
City of Compton CA Water Revenue
6.00%, 08/01/2039 1,250 1,276
City of Irvine CA
3.10%, 09/02/2050
(c)
350 350
4.00%, 09/02/2038 1,000 1,003
City of Long Beach CA Airport System
Revenue (credit support from Assured Guaranty
Municipal Corp )
5.25%, 06/01/2047
(a)
3,600 3,842
City of Los Angeles CA
2.70%, 08/01/2026
(c)
688 688
City of Los Angeles CA Wastewater System
Revenue
5.00%, 06/01/2034 2,000 2,020
City of Los Angeles Department of Airports
3.25%, 05/15/2049 720 564
5.00%, 05/15/2026 415 426
5.00%, 05/15/2028
(e)
2,760 2,909
5.00%, 05/15/2029 1,875 2,000
5.00%, 05/15/2036 1,500 1,507
5.00%, 05/15/2036 5,000 5,228
5.00%, 05/15/2037
(e)
4,225 4,501
5.00%, 05/15/2042
(e)
3,500 3,557
5.00%, 05/15/2044
(e)
3,100 3,154
5.00%, 05/15/2044
(e)
4,090 4,209
5.50%, 05/15/2040
(e)
5,000 5,495
Coachella Valley Unified School District/CA (credit
support from Assured Guaranty Municipal Corp )
0.00%, 08/01/2039
(a),(b)
4,000 2,228
Compton Public Finance Authority
4.50%, 09/01/2032
(d)
8,000 8,001
County of Sacramento CA Airport System Revenue
5.00%, 07/01/2036 1,350 1,388
5.00%, 07/01/2037 2,000 2,068
5.25%, 07/01/2049 3,000 3,333
5.25%, 07/01/2054 7,000 7,718
East Bay Municipal Utility District Water System
Revenue
3.00%, 06/01/2037 10 10
Escondido Union High School District
0.00%, 08/01/2041
(b)
1,000 493
Foothill-Eastern Transportation Corridor Agency
4.00%, 01/15/2046 6,000 5,856
Golden State Tobacco Securitization Corp
5.00%, 06/01/2026 1,000 1,035
5.00%, 06/01/2028 5,000 5,300
5.00%, 06/01/2051 5,035 5,292
Indio Redevelopment Agency Successor Agency
5.63%, 08/15/2035 295 296
Inland Valley Development Agency
5.25%, 09/01/2037 1,000 1,008
La Verne Public Financing Authority
7.25%, 09/01/2026 200 201
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Long Beach Bond Finance Authority
5.00%, 11/15/2035 $ 3,485 $ 3,801
5.50%, 11/15/2030 1,010 1,100
Los Angeles County Metropolitan Transportation
Authority Sales Tax Revenue
5.00%, 07/01/2038 1,695 1,898
5.00%, 07/01/2038 960 1,105
Los Angeles County Public Works Financing
Authority
5.00%, 12/01/2033 2,000 2,038
Los Angeles County Sanitation Districts Financing
Authority
5.00%, 10/01/2035 4,500 4,565
Los Angeles Department of Water & Power
5.00%, 07/01/2042
(e)
5,500 6,050
Los Angeles Unified School District/CA
5.00%, 07/01/2033 5,000 5,865
5.25%, 07/01/2042 9,050 9,564
Merced Union High School District
0.00%, 08/01/2032
(b)
3,380 2,614
Metropolitan Water District of Southern California
5.00%, 07/01/2040 5,000 5,455
5.00%, 04/01/2054 1,000 1,095
Mizuho Floater/Residual Trust
4.20%, 01/01/2040
(c),(d)
400 400
M-S-R Energy Authority
6.13%, 11/01/2029 1,975 2,095
Norco Community Redevelopment Agency
Successor Agency (credit support from Build
America Mutual Assurance Corp )
5.00%, 03/01/2032
(a)
1,000 1,002
Norman Y Mineta San Jose International Airport
SJC
5.00%, 03/01/2047 6,000 6,032
5.00%, 03/01/2047 1,500 1,539
Nuveen California AMT-Free Quality Municipal
Income Fund
3.69%, 10/01/2047
(c),(d)
6,400 6,400
Oakland Unified School District/Alameda County
5.00%, 08/01/2040 3,400 3,452
Port Commission of the City & County of San
Francisco
4.00%, 03/01/2035 1,000 988
Port of Los Angeles
5.00%, 08/01/2025 1,210 1,222
5.00%, 08/01/2032 1,740 1,744
5.00%, 08/01/2033 500 550
5.00%, 08/01/2034 1,000 1,104
5.00%, 08/01/2036 500 549
Poway Unified School District
0.00%, 08/01/2036
(b)
4,000 2,618
Regents of the University of California Medical
Center Pooled Revenue
5.00%, 05/15/2035 4,540 4,667
Rialto Redevelopment Agency
5.00%, 09/01/2037 1,000 1,049
Richmond Joint Powers Financing Authority (credit
support from Assured Guaranty Municipal Corp )
5.00%, 11/01/2035
(a)
1,180 1,269
5.00%, 11/01/2037
(a)
3,660 3,920
Riverside County Public Financing
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 10/01/2029
(a)
1,500 1,526
Riverside County Transportation Commission
4.00%, 06/01/2037 1,875 1,909
4.00%, 06/01/2046 2,980 2,916

Schedule of Investments
California Municipal Fund
October 31, 2024
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Sacramento Area Flood Control Agency
5.00%, 10/01/2033 $ 2,000 $ 2,070
Sacramento Municipal Utility District
5.00%, 11/15/2045 1,000 1,117
San Diego Association of Governments South Bay
Expressway Revenue
5.00%, 07/01/2036 1,500 1,566
5.00%, 07/01/2037 2,300 2,398
San Diego County Regional Airport Authority
4.00%, 07/01/2038 10,815 10,942
5.00%, 07/01/2039 2,000 2,145
5.00%, 07/01/2042 5,000 5,056
San Diego Housing Authority Inc (credit support
from Federal Home Loan Mortgage Corporation
Collateral HUD Section 8 )
4.20%, 06/01/2040
(a)
3,215 3,190
San Francisco Bay Area Rapid Transit District Sales
Tax Revenue
4.00%, 07/01/2039 2,075 2,084
San Francisco City & County Airport Comm-San
Francisco International Airport
5.00%, 05/01/2031 1,000 1,029
5.00%, 05/01/2035 1,000 1,045
5.00%, 05/01/2036 3,000 3,130
5.50%, 05/01/2043 4,000 4,414
San Joaquin Hills Transportation Corridor Agency
5.00%, 01/15/2034 7,800 7,829
San Luis Obispo County Financing
Authority (credit support from Assured Guaranty
Municipal Corp )
5.00%, 08/01/2030
(a)
1,000 1,001
San Luis Obispo County Financing
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 09/01/2037
(a)
1,000 1,013
San Ramon Valley Fire Protection District
4.00%, 08/01/2050 680 672
Santa Monica-Malibu Unified School District
4.00%, 08/01/2041 2,340 2,383
4.00%, 08/01/2042 2,000 2,040
Southern California Public Power Authority
5.00%, 11/01/2028 2,150 2,247
5.00%, 11/01/2029 2,725 2,866
5.00%, 07/01/2049 1,000 1,095
5.25%, 07/01/2049 1,000 1,120
State of California
5.00%, 09/01/2028 5,030 5,448
5.00%, 09/01/2034 5,000 5,163
State of California (credit support from Assured
Guaranty Municipal Corp )
5.25%, 08/01/2032
(a)
5,000 5,705
Tobacco Securitization Authority of Southern
California
5.00%, 06/01/2035 1,500 1,607
5.00%, 06/01/2048 5,000 5,158
Travis Unified School District (credit support from
Assured Guaranty Municipal Corp )
5.00%, 09/01/2029
(a)
1,000 1,021
University of California
4.00%, 05/15/2037 3,365 3,493
Woodland-Davis Clean Water Agency (credit
support from Assured Guaranty Municipal Corp )
5.00%, 03/01/2039
(a)
1,500 1,533
$ 591,674
Guam - 1 .46%
Guam Government Waterworks Authority
5.00%, 07/01/2040 7,890 8,080
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Guam (continued)
Port Authority of Guam
5.00%, 07/01/2048 $ 1,000 $ 1,008
$ 9,088
Puerto Rico - 4 .64%
Commonwealth of Puerto Rico
0.00%, 07/01/2033
(b)
526 359
0.00%, 11/01/2043
(b),(c)
1,806 1,162
4.00%, 07/01/2033 5,500 5,418
4.00%, 07/01/2037 316 306
4.00%, 07/01/2041 429 405
4.00%, 07/01/2046 446 416
5.38%, 07/01/2025 227 230
5.63%, 07/01/2027 451 470
5.63%, 07/01/2029 444 478
5.75%, 07/01/2031 431 475
Puerto Rico Industrial Tourist Educational Medical
& Environmental Control Facilities Financing
Authority
6.50%, 01/01/2041 3,420 4,056
6.50%, 01/01/2042 3,250 3,840
6.75%, 01/01/2045 4,585 5,456
6.75%, 01/01/2046 2,500 2,975
Puerto Rico Sales Tax Financing Corp Sales Tax
Revenue
4.50%, 07/01/2034 2,888 2,896
$ 28,942
Virgin Islands - 0 .70%
Matching Fund Special Purpose Securitization Corp
5.00%, 10/01/2039 4,250 4,390
TOTAL MUNICIPAL BONDS $ 634,094
Total Investments $ 634,147
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (3.80)%
Notes with interest rates of 3.25% - 3.29% at
October 31, 2024 and contractual maturities of
collateral of 2027-2030.
(f)
$ (23,715) (23,715)
Total Net Investments $ 610,432
Other Assets and Liabilities -  2.14% 13,325
TOTAL NET ASSETS - 100.00% $ 623,757
(a) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(b) Non-income producing security
(c) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $77,815 or 12.48% of net assets.
(e) Security or portion of underlying security related to Inverse Floaters entered into by the fund.
(f) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
October 31, 2024.

Schedule of Investments
Core Fixed Income Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 1 .12 % Shares Held Value (000's)
Money Market Funds - 1 .12%
BlackRock Liquidity FedFund - Institutional Class
4.75%
(a),(b)
3,242,986 $ 3,243
Principal Government Money Market Fund - Class
R-6 4.75%
(a),(c)
118,527,174 118,527
$ 121,770
TOTAL INVESTMENT COMPANIES $ 121,770
COMMON STOCKS - 0 .18 % Shares Held Value (000's)
Transportation - 0 .18%
Trailer Bridge Inc
(d),(e),(f)
178,279 $ 20,129
TOTAL COMMON STOCKS $ 20,129
BONDS - 51 .51%
Principal
Amount (000's) Value (000's)
Airlines - 1 .03%
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 02/15/2029
(g)
$ 20,593 $ 20,405
AS Mileage Plan IP Ltd
5.02%, 10/20/2029
(g)
12,750 12,384
Delta Air Lines Inc / SkyMiles IP Ltd
4.75%, 10/20/2028
(g)
24,492 24,219
United Airlines 2013-1 Class A Pass Through Trust
4.30%, 02/15/2027 4,848 4,813
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 7,271 6,444
United Airlines 2024-1 Class A Pass Through Trust
5.88%, 08/15/2038 42,000 43,452
$ 111,717
Apparel - 0 .13%
Under Armour Inc
3.25%, 06/15/2026 14,750 14,187
Automobile Asset Backed Securities - 2 .43%
BMW Vehicle Owner Trust 2023-A
5.29%, 04/27/2026 7,197 7,199
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.43%
BMW Vehicle Owner Trust 2024-A
5.20%, 02/25/2027 32,500 32,513
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.34%
Carvana Auto Receivables Trust 2021-P4
1.31%, 01/11/2027 5,880 5,807
Ford Credit Auto Owner Trust 2023-A
5.73%, 03/15/2026 1,847 1,847
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.72%
Ford Credit Auto Owner Trust 2024-A
5.35%, 01/15/2027 35,914 35,931
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.36%
Ford Credit Floorplan Master Owner Trust A
6.26%, 05/15/2028
(g)
20,000 20,196
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.25%
GM Financial Consumer Automobile Receivables
Trust 2023-1
5.61%, 03/16/2026 1,656 1,657
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.62%
GM Financial Consumer Automobile Receivables
Trust 2023-4
5.52%, 11/16/2026 24,853 24,880
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.53%
Nissan Master Owner Trust Receivables
5.68%, 02/15/2028
(g)
38,000 38,048
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.67%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Tesla Electric Vehicle Trust 2023-1
5.41%, 12/21/2026
(g)
$ 26,404 $ 26,414
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.52%
Toyota Auto Receivables 2023-C Owner Trust
5.39%, 08/17/2026 12,818 12,827
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.40%
Toyota Auto Receivables 2024-A Owner Trust
5.36%, 12/15/2026 17,773 17,776
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.35%
Toyota Auto Receivables 2024-C Owner Trust
5.16%, 05/17/2027 38,000 38,138
$ 263,233
Automobile Manufacturers - 1 .00%
American Honda Finance Corp
2.30%, 09/09/2026 7,000 6,732
4.40%, 10/05/2026 30,000 29,930
4.75%, 01/12/2026 9,000 9,018
4.90%, 07/09/2027 15,000 15,135
5.80%, 10/03/2025 47,000 47,531
$ 108,346
Banks - 6 .40%
Bank of America Corp
3.19%, 07/23/2030
(h)
8,000 7,401
CME Term Secured Overnight Financing
Rate 3 Month + 1.44%
3.88%, 08/01/2025 10,000 9,952
3.97%, 02/07/2030
(h)
8,000 7,699
CME Term Secured Overnight Financing
Rate 3 Month + 1.47%
5.08%, 01/20/2027
(h)
20,000 20,052
Secured Overnight Financing Rate + 1.29%
Bank of New York Mellon Corp/The
1.65%, 01/28/2031 10,000 8,375
2.80%, 05/04/2026 8,000 7,819
3.00%, 10/30/2028 9,000 8,427
Citigroup Inc
2.98%, 11/05/2030
(h)
51,000 46,326
Secured Overnight Financing Rate + 1.42%
3.88%, 03/26/2025 23,000 22,891
4.45%, 09/29/2027 8,000 7,901
Cullen/Frost Bankers Inc
4.50%, 03/17/2027 11,000 10,817
Fifth Third Bancorp
2.38%, 01/28/2025 59,000 58,616
Goldman Sachs Group Inc/The
1.99%, 01/27/2032
(h)
15,000 12,512
Secured Overnight Financing Rate + 1.09%
3.50%, 11/16/2026 21,000 20,502
3.81%, 04/23/2029
(h)
13,000 12,532
CME Term Secured Overnight Financing
Rate 3 Month + 1.42%
4.25%, 10/21/2025 23,500 23,365
JPMorgan Chase & Co
1.05%, 11/19/2026
(h)
9,000 8,644
Secured Overnight Financing Rate + 0.80%
2.53%, 11/19/2041
(h)
9,000 6,292
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.74%, 10/15/2030
(h)
47,000 42,512
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
3.90%, 07/15/2025 8,000 7,964

Schedule of Investments
Core Fixed Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley
1.79%, 02/13/2032
(h)
$ 10,000 $ 8,242
Secured Overnight Financing Rate + 1.03%
1.93%, 04/28/2032
(h)
6,250 5,163
Secured Overnight Financing Rate + 1.02%
2.70%, 01/22/2031
(h)
38,000 33,999
Secured Overnight Financing Rate + 1.14%
3.95%, 04/23/2027 10,000 9,815
4.00%, 07/23/2025 5,000 4,978
5.12%, 02/01/2029
(h)
18,000 18,145
Secured Overnight Financing Rate + 1.73%
6.25%, 08/09/2026 4,000 4,110
Morgan Stanley Bank NA
4.45%, 10/15/2027
(h)
25,000 24,869
Secured Overnight Financing Rate + 0.68%
PNC Bank NA
2.70%, 10/22/2029 53,000 47,429
2.95%, 02/23/2025
(i)
10,000 9,938
3.10%, 10/25/2027 4,750 4,557
PNC Financial Services Group Inc/The
2.31%, 04/23/2032
(h)
15,000 12,775
Secured Overnight Financing Rate + 0.98%
Truist Bank
3.30%, 05/15/2026 5,000 4,882
4.63%, 09/17/2029
(h)
52,000 50,631
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.15%
Truist Financial Corp
1.27%, 03/02/2027
(h)
5,500 5,243
Secured Overnight Financing Rate + 0.61%
US Bancorp
2.49%, 11/03/2036
(h)
29,000 23,733
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
3.00%, 07/30/2029 6,000 5,509
3.15%, 04/27/2027 3,800 3,680
3.90%, 04/26/2028 5,000 4,854
4.84%, 02/01/2034
(h)
25,000 24,198
Secured Overnight Financing Rate + 1.60%
US Bank NA/Cincinnati OH
2.80%, 01/27/2025 7,000 6,964
Wells Fargo & Co
2.88%, 10/30/2030
(h)
32,000 29,010
CME Term Secured Overnight Financing
Rate 3 Month + 1.43%
$ 693,323
Beverages - 0 .78%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
4.70%, 02/01/2036 34,000 32,767
Anheuser-Busch InBev Worldwide Inc
4.90%, 01/23/2031 21,000 21,225
5.00%, 06/15/2034 30,000 30,150
$ 84,142
Biotechnology - 2 .07%
Amgen Inc
1.65%, 08/15/2028 20,000 17,922
2.20%, 02/21/2027 11,500 10,922
2.45%, 02/21/2030 40,000 35,644
5.25%, 03/02/2033 19,000 19,196
Biogen Inc
2.25%, 05/01/2030 65,000 56,449
Gilead Sciences Inc
1.20%, 10/01/2027
(i)
19,000 17,313
2.60%, 10/01/2040 19,000 13,527
3.50%, 02/01/2025 10,000 9,963
3.65%, 03/01/2026 21,000 20,737
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Biotechnology (continued)
Gilead Sciences Inc (continued)
5.25%, 10/15/2033 $ 22,000 $ 22,456
$ 224,129
Chemicals - 0 .72%
Air Liquide Finance SA
2.25%, 09/10/2029
(g)
24,000 21,589
Westlake Corp
2.88%, 08/15/2041 15,000 10,410
3.38%, 06/15/2030 4,500 4,150
3.60%, 08/15/2026 43,000 42,088
$ 78,237
Commercial Services - 0 .81%
ERAC USA Finance LLC
4.60%, 05/01/2028
(g)
38,500 38,423
5.00%, 02/15/2029
(g)
9,500 9,592
7.00%, 10/15/2037
(g)
13,000 14,986
United Rentals North America Inc
6.00%, 12/15/2029
(g)
24,000 24,386
$ 87,387
Computers - 0 .95%
Apple Inc
1.13%, 05/11/2025 10,000 9,825
2.05%, 09/11/2026 30,000 28,787
2.38%, 02/08/2041 20,000 14,201
3.20%, 05/11/2027 13,000 12,665
3.25%, 02/23/2026 13,000 12,819
4.15%, 05/10/2030 24,500 24,365
$ 102,662
Diversified Financial Services - 0 .58%
Jefferies Financial Group Inc
2.63%, 10/15/2031 30,000 25,393
2.75%, 10/15/2032 8,000 6,645
4.15%, 01/23/2030 19,000 18,179
4.85%, 01/15/2027 1,750 1,749
6.25%, 01/15/2036 10,325 10,755
$ 62,721
Electric - 9 .26%
AEP Transmission Co LLC
3.15%, 09/15/2049 24,000 16,446
5.40%, 03/15/2053 23,000 22,842
Alabama Power Co
1.45%, 09/15/2030 25,000 20,847
3.13%, 07/15/2051 19,000 12,941
3.45%, 10/01/2049 42,000 30,734
Alliant Energy Finance LLC
1.40%, 03/15/2026
(g)
4,500 4,263
5.95%, 03/30/2029
(g)
10,000 10,349
American Electric Power Co Inc
1.00%, 11/01/2025 11,450 11,032
Berkshire Hathaway Energy Co
2.85%, 05/15/2051 23,000 14,731
4.05%, 04/15/2025 10,000 9,969
Black Hills Corp
2.50%, 06/15/2030 15,000 13,087
3.05%, 10/15/2029 39,500 36,221
3.15%, 01/15/2027 7,500 7,226
4.35%, 05/01/2033 8,000 7,425
Dayton Power & Light Co/The
3.95%, 06/15/2049 14,000 10,606
Entergy Corp
2.40%, 06/15/2031 24,000 20,425
Entergy Louisiana LLC
2.90%, 03/15/2051 18,500 11,740
3.25%, 04/01/2028 12,000 11,474
4.20%, 09/01/2048 31,000 25,519
FirstEnergy Pennsylvania Electric Co
4.30%, 01/15/2029
(g)
14,000 13,694

Schedule of Investments
Core Fixed Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
FirstEnergy Transmission LLC
2.87%, 09/15/2028
(g)
$ 21,000 $ 19,520
Florida Power & Light Co
2.85%, 04/01/2025 3,000 2,976
2.88%, 12/04/2051 20,000 13,104
3.15%, 10/01/2049 25,000 17,502
5.05%, 04/01/2028 14,500 14,701
5.15%, 06/15/2029 20,000 20,409
Indianapolis Power & Light Co
5.70%, 04/01/2054
(g)
15,500 15,802
Interstate Power and Light Co
2.30%, 06/01/2030 9,500 8,303
3.50%, 09/30/2049 66,000 47,942
Louisville Gas and Electric Co
3.30%, 10/01/2025 3,000 2,969
Monongahela Power Co
3.55%, 05/15/2027
(g)
20,000 19,385
5.85%, 02/15/2034
(g)
10,500 10,826
Nevada Power Co
2.40%, 05/01/2030 20,500 18,093
NextEra Energy Capital Holdings Inc
2.75%, 11/01/2029 51,000 46,442
Northern States Power Co/MN
2.90%, 03/01/2050 18,500 12,367
5.10%, 05/15/2053 28,500 27,486
Oncor Electric Delivery Co LLC
0.55%, 10/01/2025 13,000 12,547
2.70%, 11/15/2051 15,000 9,316
2.95%, 04/01/2025 7,000 6,949
3.10%, 09/15/2049 33,500 22,977
4.10%, 11/15/2048 5,000 4,111
5.65%, 11/15/2033 24,000 25,124
5.75%, 03/15/2029 21,000 21,776
PacifiCorp
5.25%, 06/15/2035 5,750 5,714
5.35%, 12/01/2053 34,000 32,093
6.25%, 10/15/2037 2,500 2,665
PPL Electric Utilities Corp
3.00%, 10/01/2049 17,000 11,580
4.85%, 02/15/2034 19,000 18,816
5.25%, 05/15/2053 52,000 51,320
Public Service Co of Colorado
1.88%, 06/15/2031 11,500 9,585
3.20%, 03/01/2050 15,000 10,338
Solar Star Funding LLC
3.95%, 06/30/2035
(g)
4,848 4,391
5.38%, 06/30/2035
(g)
17,525 17,555
Southwestern Electric Power Co
1.65%, 03/15/2026 24,000 23,013
2.75%, 10/01/2026 10,000 9,615
3.85%, 02/01/2048 12,500 9,378
Tucson Electric Power Co
3.05%, 03/15/2025 2,000 1,985
3.25%, 05/01/2051
(i)
18,000 12,160
4.85%, 12/01/2048 7,000 6,358
Wisconsin Power and Light Co
5.38%, 03/30/2034 19,000 19,246
Xcel Energy Inc
2.60%, 12/01/2029 32,000 28,651
3.50%, 12/01/2049 24,000 16,953
$ 1,003,614
Electronics - 0 .40%
Keysight Technologies Inc
3.00%, 10/30/2029 48,000 43,838
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control - 0 .69%
Republic Services Inc
1.75%, 02/15/2032 $ 29,500 $ 23,888
2.30%, 03/01/2030 16,500 14,603
3.20%, 03/15/2025 13,000 12,918
4.88%, 04/01/2029 23,500 23,637
$ 75,046
Food - 0 .18%
Kraft Heinz Foods Co
3.75%, 04/01/2030 21,000 19,965
Gas - 0 .73%
NiSource Inc
2.95%, 09/01/2029 29,000 26,644
3.60%, 05/01/2030 14,000 13,100
5.35%, 04/01/2034 39,000 39,121
$ 78,865
Healthcare - Services - 1 .30%
HCA Inc
4.13%, 06/15/2029 14,000 13,483
5.60%, 04/01/2034 37,000 37,198
5.63%, 09/01/2028 2,000 2,040
7.50%, 11/06/2033 1,950 2,187
UnitedHealth Group Inc
2.00%, 05/15/2030 9,000 7,804
2.88%, 08/15/2029 15,000 13,888
3.50%, 08/15/2039 14,000 11,469
4.70%, 04/15/2029 28,500 28,604
4.75%, 07/15/2026 24,000 24,142
$ 140,815
Insurance - 2 .18%
Berkshire Hathaway Finance Corp
1.45%, 10/15/2030 36,500 30,586
1.85%, 03/12/2030 8,000 6,971
2.50%, 01/15/2051 12,500 7,707
2.85%, 10/15/2050 30,500 19,961
Fidelity National Financial Inc
3.40%, 06/15/2030 32,000 29,018
4.50%, 08/15/2028 39,500 38,860
First American Financial Corp
2.40%, 08/15/2031 22,000 18,008
4.00%, 05/15/2030 28,000 26,067
4.60%, 11/15/2024 5,000 4,997
5.45%, 09/30/2034 30,000 29,112
Prudential Financial Inc
2.10%, 03/10/2030 23,000 20,336
3.88%, 03/27/2028 4,550 4,437
$ 236,060
Internet - 0 .51%
Amazon.com Inc
2.88%, 05/12/2041 20,000 15,104
3.95%, 04/13/2052 10,000 8,218
4.05%, 08/22/2047 38,000 32,267
$ 55,589
Lodging - 0 .95%
Choice Hotels International Inc
3.70%, 12/01/2029 42,000 38,952
3.70%, 01/15/2031 11,000 9,935
Marriott International Inc/MD
2.75%, 10/15/2033 36,000 29,810
Travel + Leisure Co
4.50%, 12/01/2029
(g),(i)
26,500 24,750
$ 103,447
Media - 1 .70%
Comcast Corp
2.65%, 02/01/2030 33,000 29,736
3.30%, 02/01/2027 10,000 9,745
3.95%, 10/15/2025 15,000 14,915
4.25%, 10/15/2030 4,500 4,376

Schedule of Investments
Core Fixed Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Comcast Corp (continued)
4.65%, 02/15/2033 $ 30,000 $ 29,522
6.45%, 03/15/2037 1,800 1,977
Discovery Communications LLC
3.63%, 05/15/2030 9,000 7,968
4.13%, 05/15/2029 22,000 20,466
5.30%, 05/15/2049 13,000 10,145
Time Warner Cable LLC
6.55%, 05/01/2037 7,400 7,116
6.75%, 06/15/2039 6,000 5,831
7.30%, 07/01/2038 7,750 7,896
Walt Disney Co/The
2.00%, 09/01/2029 28,000 24,881
6.40%, 12/15/2035 8,900 9,868
$ 184,442
Oil & Gas - 0 .98%
BP Capital Markets America Inc
3.12%, 05/04/2026 10,000 9,794
3.41%, 02/11/2026 13,000 12,824
3.94%, 09/21/2028 13,000 12,652
4.70%, 04/10/2029 39,000 38,906
Canadian Natural Resources Ltd
2.05%, 07/15/2025 9,000 8,817
Marathon Petroleum Corp
5.13%, 12/15/2026 8,500 8,551
Phillips 66
1.30%, 02/15/2026 11,500 11,025
Suncor Energy Inc
4.00%, 11/15/2047 4,500 3,428
$ 105,997
Oil & Gas Services - 0 .30%
Schlumberger Holdings Corp
4.00%, 12/21/2025
(g)
33,000 32,676
Other Asset Backed Securities - 0 .66%
PFS Financing Corp
5.86%, 01/15/2028
(g)
28,000 28,083
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.85%
Verizon Master Trust
5.72%, 06/20/2029 43,500 43,708
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.85%
$ 71,791
Packaging & Containers - 0 .09%
Sealed Air Corp
5.50%, 09/15/2025
(g)
2,000 1,994
6.88%, 07/15/2033
(g),(i)
6,900 7,309
$ 9,303
Pharmaceuticals - 1 .72%
AbbVie Inc
5.05%, 03/15/2034 60,000 60,446
Bristol-Myers Squibb Co
1.13%, 11/13/2027 12,500 11,338
1.45%, 11/13/2030 10,000 8,325
3.20%, 06/15/2026
(i)
13,124 12,872
3.40%, 07/26/2029 8,346 7,933
3.90%, 02/20/2028
(i)
10,500 10,307
5.90%, 11/15/2033 20,000 21,385
CVS Health Corp
1.30%, 08/21/2027 14,000 12,680
3.00%, 08/15/2026 17,000 16,450
4.30%, 03/25/2028 5,046 4,919
5.05%, 03/25/2048 23,000 19,843
$ 186,498
Pipelines - 1 .19%
Buckeye Partners LP
3.95%, 12/01/2026 10,500 10,095
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Columbia Pipeline Group Inc
4.50%, 06/01/2025 $ 11,900 $ 11,857
El Paso Natural Gas Co LLC
7.50%, 11/15/2026 11,400 11,975
NGPL PipeCo LLC
3.25%, 07/15/2031
(g)
15,000 12,973
4.88%, 08/15/2027
(g)
43,000 42,633
Plains All American Pipeline LP / PAA Finance
Corp
4.50%, 12/15/2026 13,500 13,443
Southern Natural Gas Co LLC
8.00%, 03/01/2032 4,750 5,477
Tennessee Gas Pipeline Co LLC
8.38%, 06/15/2032 2,000 2,306
TransCanada PipeLines Ltd
6.10%, 06/01/2040 7,000 7,264
7.25%, 08/15/2038 10,000 11,448
$ 129,471
REITs - 8 .30%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 13,000 10,123
2.00%, 05/18/2032 14,000 11,277
2.75%, 12/15/2029 14,500 13,026
3.38%, 08/15/2031 30,000 27,226
4.30%, 01/15/2026 9,900 9,830
4.75%, 04/15/2035 14,500 13,879
4.90%, 12/15/2030
(i)
4,250 4,223
American Tower Corp
1.88%, 10/15/2030 20,000 16,799
2.10%, 06/15/2030 3,000 2,578
2.40%, 03/15/2025 7,000 6,934
2.75%, 01/15/2027 53,000 50,817
2.95%, 01/15/2051 10,000 6,450
3.38%, 10/15/2026 5,000 4,879
American Tower Trust #1
5.49%, 03/15/2053
(g)
14,000 14,156
Crown Castle Inc
2.25%, 01/15/2031 13,000 11,013
2.90%, 04/01/2041 30,000 21,420
3.10%, 11/15/2029 8,000 7,309
4.00%, 11/15/2049 17,000 13,216
4.30%, 02/15/2029 13,000 12,643
5.00%, 01/11/2028 18,000 18,033
CubeSmart LP
2.00%, 02/15/2031 26,000 21,669
3.00%, 02/15/2030
(i)
18,000 16,277
4.00%, 11/15/2025 5,000 4,949
4.38%, 02/15/2029 2,000 1,949
DOC DR LLC
2.63%, 11/01/2031 32,000 27,413
4.30%, 03/15/2027 22,400 22,153
Healthcare Realty Holdings LP
2.40%, 03/15/2030 9,000 7,672
3.63%, 01/15/2028 3,500 3,341
3.88%, 05/01/2025 5,000 4,941
Healthpeak OP LLC
2.88%, 01/15/2031 7,000 6,245
3.00%, 01/15/2030 50,000 45,643
5.25%, 12/15/2032 14,000 14,106
Omega Healthcare Investors Inc
3.38%, 02/01/2031 46,000 40,934
3.63%, 10/01/2029 32,000 29,629
4.75%, 01/15/2028 7,000 6,908
5.25%, 01/15/2026 8,000 8,007
Prologis LP
2.88%, 11/15/2029 12,500 11,498
3.25%, 06/30/2026 5,000 4,902
3.38%, 12/15/2027 25,000 24,214

Schedule of Investments
Core Fixed Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
SBA Tower Trust
1.63%, 05/15/2051
(g)
$ 46,000 $ 42,842
2.33%, 07/15/2052
(g)
10,000 9,117
2.59%, 10/15/2056
(g)
20,500 17,022
2.84%, 01/15/2050
(g)
30,000 29,865
Store Capital LLC
2.75%, 11/18/2030 18,500 15,818
4.63%, 03/15/2029 33,500 32,182
Ventas Realty LP
3.00%, 01/15/2030 8,000 7,252
3.85%, 04/01/2027 21,000 20,564
5.63%, 07/01/2034 38,500 39,357
Welltower OP LLC
2.70%, 02/15/2027 12,000 11,553
2.75%, 01/15/2031 7,000 6,195
3.10%, 01/15/2030 23,000 21,147
4.13%, 03/15/2029 6,000 5,852
4.25%, 04/15/2028 4,000 3,937
Weyerhaeuser Co
7.38%, 03/15/2032 11,281 12,784
WP Carey Inc
2.40%, 02/01/2031 21,000 17,946
3.85%, 07/15/2029 30,000 28,673
$ 900,387
Semiconductors - 0 .37%
NVIDIA Corp
2.00%, 06/15/2031 19,000 16,337
2.85%, 04/01/2030 14,000 12,902
3.50%, 04/01/2040 13,000 10,984
$ 40,223
Software - 0 .24%
Oracle Corp
2.95%, 05/15/2025 25,900 25,628
Telecommunications - 1 .29%
Corning Inc
4.75%, 03/15/2042 4,650 4,227
5.45%, 11/15/2079 43,500 40,740
Crown Castle Towers LLC
4.24%, 07/15/2048
(g)
16,000 15,475
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
5.15%, 03/20/2028
(g)
24,150 24,309
T-Mobile USA Inc
2.05%, 02/15/2028 10,000 9,189
2.55%, 02/15/2031 20,000 17,392
3.00%, 02/15/2041 39,000 28,651
$ 139,983
Transportation - 0 .68%
Ryder System Inc
2.90%, 12/01/2026 51,000 49,211
3.35%, 09/01/2025 25,000 24,696
$ 73,907
Trucking & Leasing - 0 .89%
Penske Truck Leasing Co Lp / PTL Finance Corp
1.20%, 11/15/2025
(g)
22,000 21,180
1.70%, 06/15/2026
(g)
39,000 37,054
2.70%, 11/01/2024
(g)
28,000 28,000
5.70%, 02/01/2028
(g)
10,000 10,220
$ 96,454
TOTAL BONDS $ 5,584,083
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 46 .48%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .11%
3.00%, 12/01/2046 $ 6,343 $ 5,584
3.50%, 03/01/2048 7,042 6,422
$ 12,006
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 23 .75%
2.00%, 10/01/2050 $ 33,063 $ 26,671
2.00%, 11/01/2050 33,022 26,686
2.00%, 12/01/2050 38,343 30,848
2.00%, 12/01/2050 38,225 30,734
2.50%, 09/01/2050 33,005 27,682
2.50%, 10/01/2050 33,175 27,752
2.50%, 10/01/2050 33,649 28,148
2.50%, 10/01/2050 33,817 28,289
2.50%, 11/01/2050 33,601 28,109
2.50%, 11/01/2050 32,710 27,535
2.50%, 11/01/2050 31,985 26,826
2.50%, 11/01/2050 32,495 27,254
2.50%, 11/01/2050 33,717 28,278
3.00%, 06/01/2042 12,676 11,313
3.00%, 08/01/2049 16,594 14,559
3.00%, 09/01/2049 11,853 10,383
3.00%, 10/01/2049 15,172 13,313
3.00%, 10/01/2049 17,660 15,495
3.00%, 10/01/2049 12,766 11,202
3.00%, 11/01/2049 15,028 13,187
3.00%, 11/01/2049 18,485 16,218
3.00%, 11/01/2049 12,544 11,021
3.00%, 03/01/2050 18,022 15,769
3.00%, 04/01/2050 19,545 17,150
3.00%, 09/01/2050 22,053 19,315
3.00%, 05/01/2052 16,644 14,471
3.50%, 06/01/2046 12,683 11,644
3.50%, 08/01/2047 7,224 6,552
3.50%, 09/01/2047 30,066 27,264
3.50%, 12/01/2047 7,232 6,558
3.50%, 06/01/2049 27,608 25,038
3.50%, 07/01/2049 9,139 8,287
3.50%, 09/01/2049 26,894 24,405
3.50%, 09/01/2049 8,086 7,332
3.50%, 09/01/2049 8,643 7,837
3.50%, 11/01/2049 13,107 12,003
3.50%, 11/01/2049 10,911 9,894
3.50%, 12/01/2049 12,644 11,465
3.50%, 01/01/2050 36,804 33,372
3.50%, 02/01/2050 22,743 20,623
3.50%, 06/01/2050 21,295 19,320
3.50%, 08/01/2050 29,378 26,643
3.50%, 10/01/2050 27,731 25,081
3.50%, 01/01/2051 29,800 27,026
3.50%, 01/01/2051 20,815 18,863
3.50%, 04/01/2052 46,184 41,544
3.50%, 04/01/2052 33,859 30,428
4.00%, 02/01/2044 7,891 7,480
4.00%, 09/01/2045 5,382 5,058
4.00%, 06/01/2046 10,987 10,414
4.00%, 10/01/2047 28,812 26,986
4.00%, 10/01/2048 8,318 7,791
4.00%, 03/01/2049 23,717 22,215
4.00%, 04/01/2049 26,157 24,501
4.00%, 06/01/2049 39,582 37,076
4.00%, 07/01/2049 5,922 5,547
4.00%, 08/01/2049 29,376 27,524
4.00%, 10/01/2049 13,638 12,773
4.00%, 12/01/2049 21,932 20,657
4.00%, 01/01/2050 18,580 17,402
4.00%, 07/01/2050 41,230 38,620
4.00%, 02/01/2052 35,433 32,825
4.00%, 02/01/2052 41,175 38,292
4.00%, 02/01/2052 33,951 31,435
4.00%, 05/01/2052 42,951 39,878
4.00%, 05/01/2052 40,566 37,515
4.00%, 06/01/2052 34,670 32,220

Schedule of Investments
Core Fixed Income Fund
October 31, 2024
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.50%, 06/01/2046 $ 12,610 $ 12,282
4.50%, 02/01/2049 5,864 5,634
4.50%, 07/01/2052 17,147 16,382
4.50%, 07/01/2052 39,936 37,928
4.50%, 08/01/2052 40,006 38,221
4.50%, 08/01/2052 35,948 34,595
4.50%, 08/01/2052 36,398 34,870
4.50%, 09/01/2052 35,923 34,264
4.50%, 09/01/2052 35,186 33,615
4.50%, 09/01/2052 37,011 35,605
4.50%, 10/01/2052 23,121 22,029
4.50%, 10/01/2052 35,849 34,363
4.50%, 11/01/2052 37,776 36,105
4.50%, 11/01/2052 39,390 37,873
4.50%, 02/01/2053 35,051 33,348
5.00%, 07/01/2052 37,555 36,888
5.00%, 09/01/2052 36,467 35,699
5.00%, 10/01/2052 35,039 34,298
5.00%, 10/01/2052 22,497 22,018
5.00%, 02/01/2053 35,578 34,929
5.00%, 03/01/2053 36,141 35,364
5.00%, 07/01/2053 36,391 35,716
5.00%, 09/01/2053 27,239 26,651
5.00%, 10/01/2053 43,127 42,123
5.00%, 10/01/2053 46,516 45,575
5.00%, 02/01/2054 40,046 39,128
5.50%, 02/01/2053 33,764 33,721
5.50%, 03/01/2053 37,331 37,313
5.50%, 04/01/2053 35,300 35,334
5.50%, 07/01/2053 36,882 36,832
5.50%, 09/01/2053 36,702 36,772
5.50%, 09/01/2053 36,830 36,746
5.50%, 03/01/2054 29,359 29,339
5.50%, 06/01/2054 29,383 29,335
6.00%, 10/01/2053 37,070 37,670
$ 2,574,161
Government National Mortgage Association (GNMA) - 0 .10%
3.00%, 02/20/2046 11,933 10,644
U.S. Treasury - 22 .52%
0.38%, 09/30/2027 40,000 35,900
0.50%, 10/31/2027 40,000 35,933
0.63%, 08/15/2030 45,000 36,802
0.75%, 01/31/2028 40,000 35,897
0.88%, 11/15/2030 45,000 37,144
1.13%, 02/28/2025 40,000 39,554
1.13%, 02/28/2027 40,000 37,347
1.13%, 02/15/2031 45,000 37,489
1.13%, 08/15/2040 60,000 37,102
1.25%, 08/15/2031 45,000 37,160
1.25%, 05/15/2050 65,000 32,660
1.38%, 11/15/2031 45,000 37,220
1.38%, 08/15/2050 65,000 33,622
1.50%, 08/15/2026 40,000 38,177
1.50%, 02/15/2030 45,000 39,312
1.63%, 02/15/2026 40,000 38,694
1.63%, 08/15/2029 40,000 35,684
1.63%, 11/15/2050 60,000 33,162
1.75%, 11/15/2029 40,000 35,720
1.75%, 08/15/2041 55,000 36,891
1.88%, 02/15/2032 40,000 34,102
1.88%, 02/15/2051 55,000 32,407
1.88%, 11/15/2051 55,000 32,186
2.00%, 11/15/2026 40,000 38,341
2.00%, 02/15/2050 55,000 33,743
2.00%, 08/15/2051 55,000 33,305
2.13%, 05/15/2025
(i),(j)
40,000 39,507
2.25%, 11/15/2024 40,000 39,962
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.25%, 08/15/2027 $ 40,000 $ 38,023
2.25%, 11/15/2027 40,000 37,858
2.25%, 08/15/2046 55,000 37,045
2.25%, 08/15/2049 50,000 32,602
2.25%, 02/15/2052 50,000 32,107
2.38%, 05/15/2027 40,000 38,314
2.38%, 11/15/2049 50,000 33,475
2.38%, 05/15/2051 50,000 33,221
2.63%, 02/15/2029 40,000 37,600
2.75%, 07/31/2027 40,000 38,570
2.75%, 02/15/2028 40,000 38,286
2.75%, 05/31/2029 40,000 37,645
2.75%, 08/15/2032 45,000 40,551
2.75%, 08/15/2042 50,000 38,900
2.75%, 08/15/2047 50,000 36,764
2.88%, 07/31/2025 40,000 39,567
2.88%, 05/15/2028 40,000 38,325
2.88%, 08/15/2028 40,000 38,205
2.88%, 05/15/2032 40,000 36,481
2.88%, 05/15/2049 45,000 33,500
2.88%, 05/15/2052 45,000 33,240
3.00%, 11/15/2045 45,000 35,205
3.00%, 08/15/2048 45,000 34,429
3.00%, 08/15/2052 45,000 34,123
3.13%, 11/15/2028 40,000 38,462
3.38%, 05/15/2033 40,000 37,469
3.50%, 02/15/2033 40,000 37,891
3.63%, 02/15/2044 45,000 39,324
3.63%, 02/15/2053 40,000 34,330
3.63%, 05/15/2053 40,000 34,352
3.75%, 05/31/2030 40,000 39,134
3.75%, 11/15/2043 40,000 35,673
3.88%, 08/15/2033 40,000 38,839
4.00%, 02/15/2034 40,000 39,137
4.00%, 11/15/2052 40,000 36,756
4.13%, 11/15/2032 40,000 39,697
4.38%, 05/15/2034 20,000 20,141
4.50%, 11/15/2033 40,000 40,666
4.63%, 05/15/2054 40,000 40,931
$ 2,441,861
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 5,038,672
Total Investments $ 10,764,654
Other Assets and Liabilities -  0.71% 76,819
TOTAL NET ASSETS - 100.00% $ 10,841,473
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3,243 or
0.03% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $766,085 or 7.07% of net assets.
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.

Schedule of Investments
Core Fixed Income Fund
October 31, 2024
See accompanying notes.

(i) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $3,113 or 0.03% of net assets.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$5,926 or 0.05% of net assets.
Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.75% $ 177,293 $ 2,895,397 $ 2,954,163 $ 118,527
$ 177,293 $ 2,895,397 $ 2,954,163 $ 118,527
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.75% $ 5,757 $ — $ — $ —
$ 5,757 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Trailer Bridge Inc 05/07/2012-05/28/2019 $ 21,314 $ 20,129 0.18%
Total $ 20,129 0.18%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 2 Year Note; December 2024 Long 4,437 $ 913,779 $ (9,163)
US Ultra Bond; December 2024 Short 404 50,752 2,991
Total $ (6,172)
Amounts in thousands except contracts.

Schedule of Investments
Core Plus Bond Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 2.95% Shares Held Value (000's)
Money Market Funds - 2.95%
BlackRock Liquidity FedFund - Institutional Class
4.75%
(a),(b)
4,435,220 $ 4,435
Principal Government Money Market Fund - Class
R-6 4.75%
(a),(c)
11,755,452 11,755
$ 16,190
TOTAL INVESTMENT COMPANIES $ 16,190
COMMON STOCKS - 0.00% Shares Held Value (000's)
Diversified Financial Services - 0.00%
Avation PLC - Warrants
(d)
3,500 $ 2
Oil & Gas - 0.00%
Mesquite Energy Inc
(d),(e)
407 29
Retail - 0.00%
Claire's Holdings LLC
(d)
232 —
TOTAL COMMON STOCKS $ 31
PREFERRED STOCKS - 0.64% Shares Held Value (000's)
Sovereign - 0.64%
CoBank ACB 6.20%, 01/01/2025
(f)
35,000 $ 3,513
3 Month USD LIBOR + 3.74%
TOTAL PREFERRED STOCKS $ 3,513
BONDS - 72.46%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1.71%
BAE Systems PLC
5.00%, 03/26/2027
(g)
$ 540 $ 544
5.30%, 03/26/2034
(g)
330 334
Boeing Co/The
2.20%, 02/04/2026 2,780 2,677
4.88%, 05/01/2025 845 843
6.26%, 05/01/2027
(g)
660 675
Bombardier Inc
7.25%, 07/01/2031
(g)
40 41
7.50%, 02/01/2029
(g),(h)
310 323
8.75%, 11/15/2030
(g)
265 287
L3Harris Technologies Inc
5.05%, 06/01/2029 230 232
RTX Corp
4.13%, 11/16/2028 750 733
6.10%, 03/15/2034 1,270 1,360
TransDigm Inc
4.88%, 05/01/2029 120 115
6.00%, 01/15/2033
(g)
25 25
6.38%, 03/01/2029
(g)
685 695
6.63%, 03/01/2032
(g)
35 36
Triumph Group Inc
9.00%, 03/15/2028
(g)
445 464
$ 9,384
Agriculture - 0.58%
BAT Capital Corp
4.76%, 09/06/2049 125 103
5.83%, 02/20/2031 305 314
7.08%, 08/02/2053 825 914
BAT International Finance PLC
5.93%, 02/02/2029 465 482
Philip Morris International Inc
4.63%, 11/01/2029
(i)
734 727
Reynolds American Inc
5.70%, 08/15/2035 635 641
$ 3,181
Airlines - 0.48%
American Airlines 2021-1 Class B Pass Through
Trust
3.95%, 01/11/2032 25 23
American Airlines Inc
8.50%, 05/15/2029
(g)
305 320
American Airlines Inc / AAdvantage Loyalty IP Ltd
5.75%, 04/20/2029
(g)
40 40
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
AS Mileage Plan IP Ltd
5.02%, 10/20/2029
(g)
$ 175 $ 170
5.31%, 10/20/2031
(g)
405 391
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(g)
286 284
4.75%, 10/20/2028
(g)
385 381
Grupo Aeromexico SAB de CV
8.63%, 11/15/2031
(g),(i)
200 199
United Airlines 2024-1 Class A Pass Through Trust
5.88%, 08/15/2038 725 750
United Airlines Inc
4.38%, 04/15/2026
(g)
75 74
$ 2,632
Automobile Asset Backed Securities - 8.78%
Ally Auto Receivables Trust 2024-2
4.46%, 07/15/2027 1,255 1,253
AmeriCredit Automobile Receivables Trust 2022-2
4.38%, 04/18/2028 1,258 1,255
Americredit Automobile Receivables Trust 2023-1
5.84%, 10/19/2026 549 550
AmeriCredit Automobile Receivables Trust 2023-2
6.19%, 04/19/2027 887 892
AmeriCredit Automobile Receivables Trust 2024-1
5.75%, 02/18/2028 735 738
BMW Vehicle Owner Trust 2024-A
5.42%, 02/25/2027 1,600 1,607
Carmax Auto Owner Trust 2023-2
5.50%, 06/15/2026 323 323
Carmax Auto Owner Trust 2024-3
5.21%, 09/15/2027 1,325 1,331
Chase Auto Owner Trust 2024-1
5.48%, 04/26/2027
(g)
1,275 1,279
Chase Auto Owner Trust 2024-2
5.66%, 05/26/2027
(g)
1,227 1,232
Chase Auto Owner Trust 2024-4
5.25%, 09/27/2027
(g)
1,380 1,386
Chase Auto Owner Trust 2024-5
4.18%, 08/27/2029
(g)
1,670 1,655
Drive Auto Receivables Trust 2024-1
5.83%, 12/15/2026 376 376
Drive Auto Receivables Trust 2024-2
4.94%, 12/15/2027 2,090 2,089
Ford Credit Auto Lease Trust 2023-A
4.83%, 05/15/2026 1,650 1,649
Ford Credit Auto Owner Trust 2023-A
5.14%, 03/15/2026 270 270
Ford Credit Floorplan Master Owner Trust A
4.30%, 09/15/2029
(g)
1,650 1,629
5.29%, 04/15/2029
(g)
575 583
GM Financial Automobile Leasing Trust 2023-3
5.38%, 11/20/2026 1,830 1,839
GM Financial Automobile Leasing Trust 2024-1
5.18%, 06/22/2026 1,268 1,270
GM Financial Automobile Leasing Trust 2024-3
4.21%, 10/20/2027 675 669
5.36%, 01/20/2027 1,775 1,775
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.47%
GM Financial Consumer Automobile Receivables
Trust 2023-1
5.19%, 03/16/2026 83 83
GM Financial Consumer Automobile Receivables
Trust 2023-2
5.10%, 05/18/2026 227 227
GM Financial Consumer Automobile Receivables
Trust 2023-3
5.45%, 06/16/2028 790 798

Schedule of Investments
Core Plus Bond Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Honda Auto Receivables 2023-4 Owner Trust
5.87%, 06/22/2026 $ 701 $ 703
Hyundai Auto Receivables Trust 2023-A
5.19%, 12/15/2025 105 105
Mercedes-Benz Auto Lease Trust 2024-A
5.44%, 02/16/2027 1,165 1,171
Mercedes-Benz Auto Receivables Trust 2023-2
5.92%, 11/16/2026 1,069 1,073
Nissan Auto Lease Trust 2023-B
5.69%, 07/15/2026 850 853
Santander Drive Auto Receivables Trust 2023-4
5.73%, 04/17/2028 1,670 1,681
6.18%, 02/16/2027 565 566
Santander Drive Auto Receivables Trust 2023-5
6.31%, 07/15/2027 1,048 1,051
Santander Drive Auto Receivables Trust 2023-6
6.08%, 05/17/2027 2,096 2,102
Santander Drive Auto Receivables Trust 2024-1
5.71%, 02/16/2027 412 413
Santander Drive Auto Receivables Trust 2024-2
5.80%, 09/15/2027 888 891
Santander Drive Auto Receivables Trust 2024-3
5.91%, 06/15/2027 1,467 1,473
Santander Drive Auto Receivables Trust 2024-4
5.41%, 07/15/2027 2,175 2,182
SBNA Auto Receivables Trust 2024-A
5.70%, 03/15/2027
(g)
996 997
Tesla Electric Vehicle Trust 2023-1
5.54%, 12/21/2026
(g)
1,132 1,135
Toyota Auto Receivables 2022-B Owner Trust
2.93%, 09/15/2026 162 161
Toyota Lease Owner Trust 2024-B
4.21%, 09/20/2027
(g)
2,760 2,740
Volkswagen Auto Lease Trust 2023-A
5.87%, 01/20/2026 861 863
World Omni Auto Receivables Trust 2023-C
5.15%, 11/15/2028 1,250 1,258
$ 48,176
Automobile Manufacturers - 1.12%
Ford Motor Co
3.25%, 02/12/2032 330 276
9.63%, 04/22/2030 20 23
Ford Motor Credit Co LLC
3.38%, 11/13/2025 265 260
5.80%, 03/08/2029 1,010 1,011
6.13%, 03/08/2034 335 332
6.80%, 11/07/2028 1,065 1,107
Hyundai Capital America
5.25%, 01/08/2027
(g)
855 861
5.30%, 06/24/2029
(g)
345 348
5.40%, 01/08/2031
(g)
355 358
5.40%, 06/24/2031
(g)
290 292
5.45%, 06/24/2026
(g)
970 979
6.50%, 01/16/2029
(g)
265 278
$ 6,125
Automobile Parts & Equipment - 0.12%
Dana Inc
5.38%, 11/15/2027 410 401
Phinia Inc
6.75%, 04/15/2029
(g)
130 132
Tenneco Inc
8.00%, 11/17/2028
(g)
125 116
$ 649
Banks - 10.75%
AIB Group PLC
5.87%, 03/28/2035
(g),(j)
815 833
Secured Overnight Financing Rate + 1.91%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Banco Santander SA
2.75%, 05/28/2025 $ 1,600 $ 1,580
5.37%, 07/15/2028
(j)
1,000 1,009
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.95%
Bank of America Corp
1.73%, 07/22/2027
(j)
1,210 1,149
Secured Overnight Financing Rate + 0.96%
2.68%, 06/19/2041
(j)
1,635 1,169
Secured Overnight Financing Rate + 1.93%
2.69%, 04/22/2032
(j)
861 747
Secured Overnight Financing Rate + 1.32%
3.85%, 03/08/2037
(j)
200 179
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
5.52%, 10/25/2035
(j)
410 407
Secured Overnight Financing Rate + 1.74%
Bank of Montreal
3.80%, 12/15/2032
(j)
1,045 999
USD Swap Semi-Annual 5 Year + 1.43%
Bank of New York Mellon Corp/The
4.97%, 04/26/2034
(j)
760 753
Secured Overnight Financing Rate + 1.61%
Barclays PLC
2.28%, 11/24/2027
(j)
500 474
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
2.85%, 05/07/2026
(j)
1,100 1,087
Secured Overnight Financing Rate + 2.71%
4.84%, 09/10/2028
(j)
790 786
Secured Overnight Financing Rate + 1.34%
5.34%, 09/10/2035
(j)
380 372
Secured Overnight Financing Rate + 1.91%
Citigroup Inc
3.11%, 04/08/2026
(j)
1,125 1,115
Secured Overnight Financing Rate + 2.84%
3.79%, 03/17/2033
(j)
1,275 1,159
Secured Overnight Financing Rate + 1.94%
Commonwealth Bank of Australia
5.84%, 03/13/2034
(g)
550 566
Danske Bank A/S
4.61%, 10/02/2030
(g),(j)
1,565 1,528
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%
5.71%, 03/01/2030
(g),(j)
920 939
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.40%
Deutsche Bank AG/New York NY
5.00%, 09/11/2030
(j)
880 866
Secured Overnight Financing Rate + 1.70%
5.40%, 09/11/2035
(j)
440 427
Secured Overnight Financing Rate + 2.05%
5.71%, 02/08/2028
(j)
1,165 1,177
Secured Overnight Financing Rate + 1.59%
Goldman Sachs Group Inc /The
5.05%, 07/23/2030
(j)
755 757
Secured Overnight Financing Rate + 1.21%
HSBC Holdings PLC
5.60%, 05/17/2028
(j)
830 842
Secured Overnight Financing Rate + 1.06%
5.73%, 05/17/2032
(j)
850 871
Secured Overnight Financing Rate + 1.52%
Huntington Bancshares Inc /OH
5.71%, 02/02/2035
(j)
1,595 1,613
Secured Overnight Financing Rate + 1.87%
6.21%, 08/21/2029
(j)
675 700
Secured Overnight Financing Rate + 2.02%

Schedule of Investments
Core Plus Bond Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co
2.08%, 04/22/2026
(j)
$ 1,435 $ 1,415
Secured Overnight Financing Rate + 1.85%
4.60%, 05/01/2025
(f),(j)
390 388
CME Term Secured Overnight Financing
Rate 3 Month + 3.13%
4.91%, 07/25/2033
(j)
2,055 2,035
Secured Overnight Financing Rate + 2.08%
4.95%, 10/22/2035
(j)
495 485
Secured Overnight Financing Rate + 1.34%
5.34%, 01/23/2035
(j)
150 151
Secured Overnight Financing Rate + 1.62%
6.09%, 10/23/2029
(j)
675 704
Secured Overnight Financing Rate + 1.57%
KBC Group NV
4.93%, 10/16/2030
(g),(j)
1,085 1,073
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.07%
KeyBank NA/Cleveland OH
5.00%, 01/26/2033
(h)
500 482
KeyCorp
6.40%, 03/06/2035
(j)
390 411
Secured Overnight Financing Rate + 2.42%
Mizuho Financial Group Inc
5.38%, 05/26/2030
(j)
1,365 1,387
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.12%
Morgan Stanley
0.99%, 12/10/2026
(j)
4,490 4,301
Secured Overnight Financing Rate + 0.72%
2.48%, 09/16/2036
(j)
1,140 930
Secured Overnight Financing Rate + 1.36%
5.17%, 01/16/2030
(j)
300 303
Secured Overnight Financing Rate + 1.45%
5.32%, 07/19/2035
(j)
1,205 1,210
Secured Overnight Financing Rate + 1.56%
5.47%, 01/18/2035
(j)
370 375
Secured Overnight Financing Rate + 1.73%
5.83%, 04/19/2035
(j)
180 187
Secured Overnight Financing Rate + 1.58%
NatWest Group PLC
4.96%, 08/15/2030
(j)
575 571
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.22%
PNC Financial Services Group Inc /The
5.40%, 07/23/2035
(j)
170 171
Secured Overnight Financing Rate + 1.60%
5.49%, 05/14/2030
(j)
1,070 1,092
Secured Overnight Financing Rate + 1.20%
5.68%, 01/22/2035
(j)
1,680 1,726
Secured Overnight Financing Rate + 1.90%
6.88%, 10/20/2034
(j)
571 635
Secured Overnight Financing Rate + 2.28%
Standard Chartered PLC
2.82%, 01/30/2026
(g),(j)
430 427
3 Month USD LIBOR + 1.21%
State Street Corp
4.82%, 01/26/2034
(j)
270 266
Secured Overnight Financing Rate + 1.57%
Truist Financial Corp
5.44%, 01/24/2030
(j)
1,585 1,604
Secured Overnight Financing Rate + 1.62%
5.71%, 01/24/2035
(j)
415 422
Secured Overnight Financing Rate + 1.92%
5.90%, 10/28/2026
(j)
560 565
Secured Overnight Financing Rate + 1.63%
7.16%, 10/30/2029
(j)
290 311
Secured Overnight Financing Rate + 2.45%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
UBS AG/Stamford CT
2.95%, 04/09/2025 $ 2,585 $ 2,564
UBS Group AG
1.36%, 01/30/2027
(g),(j)
460 440
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.08%
2.19%, 06/05/2026
(g),(j)
750 736
Secured Overnight Financing Rate + 2.04%
4.75%, 05/12/2028
(g),(j)
320 318
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%
5.43%, 02/08/2030
(g),(j)
775 786
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.52%
5.70%, 02/08/2035
(g),(j)
315 323
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.77%
UniCredit SpA
1.98%, 06/03/2027
(g),(j)
600 572
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
US Bancorp
5.10%, 07/23/2030
(j)
1,065 1,070
Secured Overnight Financing Rate + 1.25%
5.68%, 01/23/2035
(j)
800 820
Secured Overnight Financing Rate + 1.86%
Wells Fargo & Co
3.07%, 04/30/2041
(j)
385 289
Secured Overnight Financing Rate + 2.53%
Westpac Banking Corp
4.11%, 07/24/2034
(j)
1,465 1,387
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 2,160 1,960
$ 58,996
Beverages - 0.24%
Anheuser-Busch InBev Worldwide Inc
4.38%, 04/15/2038 460 424
4.60%, 04/15/2048 955 867
$ 1,291
Biotechnology - 0.35%
Amgen Inc
4.56%, 06/15/2048 530 459
5.60%, 03/02/2043 780 781
CSL Finance PLC
4.75%, 04/27/2052
(g)
750 678
$ 1,918
Building Materials - 0.51%
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/2028
(g)
925 973
Cemex SAB de CV
9.13%, 03/14/2028
(f),(g),(j)
525 559
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.16%
Miter Brands Acquisition Holdco Inc / MIWD
Borrower LLC
6.75%, 04/01/2032
(g),(h)
110 112
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(g)
1,159 1,150
$ 2,794
Chemicals - 0.62%
Consolidated Energy Finance SA
5.63%, 10/15/2028
(g)
365 298
6.50%, 05/15/2026
(g)
150 148
Ecolab Inc
2.70%, 12/15/2051 1,070 676
Element Solutions Inc
3.88%, 09/01/2028
(g)
317 305

Schedule of Investments
Core Plus Bond Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
International Flavors & Fragrances Inc
1.83%, 10/15/2027
(g)
$ 625 $ 572
3.47%, 12/01/2050
(g)
130 89
OCP SA
6.75%, 05/02/2034
(g)
500 521
Olympus Water US Holding Corp
4.25%, 10/01/2028
(g),(h)
375 353
Sociedad Quimica y Minera de Chile SA
5.50%, 09/10/2034
(g)
460 441
$ 3,403
Commercial Mortgage Backed Securities - 4.56%
BBCMS Mortgage Trust 2024-5C29
5.21%, 09/15/2057 1,750 1,761
Benchmark 2021-B25 Mortgage Trust
2.58%, 04/15/2054 500 421
BPR Trust 2024-PMDW
0.00%, 11/05/2029
(d),(g),(i),(k)
2,550 2,550
BX Commercial Mortgage Trust 2021-XL2
5.61%, 10/15/2038
(g)
1,896 1,886
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.80%
BX Commercial Mortgage Trust 2023-VLT3
6.74%, 11/15/2028
(g)
1,250 1,244
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.94%
BX Trust 2024-BIO
6.45%, 02/15/2041
(g)
3,000 3,008
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.64%
Citigroup Commercial Mortgage Trust 2019-C7
3.10%, 12/15/2072 1,500 1,366
COMM 2013-CCRE6 Mortgage Trust
3.86%, 03/10/2046
(g),(k)
464 363
ELM Trust 2024-ELM
5.80%, 06/10/2039
(g),(k)
2,000 2,021
GS Mortgage Securities Trust 2020-GSA2
2.01%, 12/12/2053 3,600 2,988
JPMBB Commercial Mortgage Securities Trust
2014-C24
0.82%, 11/15/2047
(k),(l)
1,097 —
ORL Trust 2023-GLKS
7.15%, 10/19/2036
(g)
1,650 1,654
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.35%
SMRT 2022-MINI
5.80%, 01/15/2039
(g)
1,700 1,688
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.00%
SREIT Trust 2021-MFP
5.65%, 11/15/2038
(g)
2,464 2,453
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.85%
SREIT Trust 2021-MFP2
5.74%, 11/15/2036
(g)
1,000 995
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.94%
Wells Fargo Commercial Mortgage Trust
2014-LC18
3.15%, 12/15/2047 635 633
$ 25,031
Commercial Services - 0.90%
Albion Financing 1 SARL / Aggreko Holdings Inc
6.13%, 10/15/2026
(g)
395 395
Albion Financing 2 Sarl
8.75%, 04/15/2027
(g)
520 533
Ashtead Capital Inc
5.80%, 04/15/2034
(g)
445 451
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
EquipmentShare.com Inc
8.00%, 03/15/2033
(g)
$ 190 $ 192
8.63%, 05/15/2032
(g)
130 134
9.00%, 05/15/2028
(g)
205 212
Garda World Security Corp
6.00%, 06/01/2029
(g)
705 661
Prime Security Services Borrower LLC / Prime
Finance Inc
6.25%, 01/15/2028
(g)
190 190
United Rentals North America Inc
3.88%, 02/15/2031 125 113
4.88%, 01/15/2028 249 244
WASH Multifamily Acquisition Inc
5.75%, 04/15/2026
(g)
1,065 1,062
Williams Scotsman Inc
4.63%, 08/15/2028
(g)
380 363
6.13%, 06/15/2025
(g)
131 131
ZipRecruiter Inc
5.00%, 01/15/2030
(g)
300 271
$ 4,952
Computers - 0.68%
Apple Inc
2.38%, 02/08/2041 460 327
3.95%, 08/08/2052 470 390
Hewlett Packard Enterprise Co
4.55%, 10/15/2029 1,620 1,589
5.00%, 10/15/2034 500 485
5.60%, 10/15/2054 590 568
NCR Voyix Corp
5.13%, 04/15/2029
(g)
40 38
Seagate HDD Cayman
8.50%, 07/15/2031 25 27
9.63%, 12/01/2032 259 295
$ 3,719
Consumer Products - 0.03%
Kronos Acquisition Holdings Inc
8.25%, 06/30/2031
(g)
185 183
Credit Card Asset Backed Securities - 5.15%
American Express Credit Account Master Trust
0.90%, 11/15/2026 1,775 1,772
3.39%, 05/15/2027 2,775 2,755
3.75%, 08/15/2027 1,400 1,390
4.87%, 05/15/2028 725 729
BA Credit Card Trust
3.53%, 11/15/2027 2,050 2,035
Barclays Dryrock Issuance Trust
3.07%, 02/15/2028 4,375 4,340
Capital One Multi-Asset Execution Trust
1.04%, 11/15/2026 660 659
2.80%, 03/15/2027 1,750 1,737
3.49%, 05/15/2027 3,063 3,043
Discover Card Execution Note Trust
1.96%, 02/15/2027 5,240 5,196
3.56%, 07/15/2027 3,460 3,432
4.31%, 03/15/2028 1,150 1,146
$ 28,234
Diversified Financial Services - 3.24%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
2.45%, 10/29/2026 1,880 1,794
3.00%, 10/29/2028 1,345 1,249
3.40%, 10/29/2033 400 343
4.63%, 09/10/2029 420 412
6.95%, 03/10/2055
(j)
640 660
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.72%

Schedule of Investments
Core Plus Bond Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Air Lease Corp
1.88%, 08/15/2026 $ 1,325 $ 1,259
2.88%, 01/15/2026 895 874
Aircastle Ltd
5.95%, 02/15/2029
(g)
950 971
Aircastle Ltd / Aircastle Ireland DAC
5.75%, 10/01/2031
(g)
580 589
Ally Financial Inc
5.80%, 05/01/2025 505 506
Apollo Global Management Inc
6.00%, 12/15/2054
(j)
255 251
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%
Aviation Capital Group LLC
1.95%, 09/20/2026
(g)
1,850 1,747
Blackstone Holdings Finance Co LLC
2.85%, 08/05/2051
(g)
325 203
Charles Schwab Corp/The
5.85%, 05/19/2034
(j)
210 218
Secured Overnight Financing Rate + 2.50%
Credit Acceptance Corp
6.63%, 03/15/2026
(h)
495 495
9.25%, 12/15/2028
(g)
290 307
Freedom Mortgage Holdings LLC
9.13%, 05/15/2031
(g)
365 370
Global Aircraft Leasing Co Ltd
8.75%, 09/01/2027
(g)
750 775
ILFC E-Capital Trust II
6.81%, 12/21/2065
(g)
980 788
CME Term Secured Overnight Financing
Rate 3 Month + 2.06%
Jane Street Group / JSG Finance Inc
6.13%, 11/01/2032
(g)
225 225
Macquarie Airfinance Holdings Ltd
8.13%, 03/30/2029
(g)
75 79
8.38%, 05/01/2028
(g)
230 242
Nuveen LLC
5.55%, 01/15/2030
(g)
1,100 1,127
OneMain Finance Corp
3.50%, 01/15/2027 885 845
4.00%, 09/15/2030 65 57
6.63%, 01/15/2028 70 71
7.13%, 11/15/2031 105 106
7.50%, 05/15/2031 155 158
SLM Corp
3.13%, 11/02/2026 1,110 1,053
$ 17,774
Electric - 3.73%
Abu Dhabi National Energy Co PJSC
4.70%, 04/24/2033
(g)
200 197
Alliant Energy Finance LLC
5.40%, 06/06/2027
(g)
625 632
5.95%, 03/30/2029
(g)
305 316
Atlantica Sustainable Infrastructure PLC
4.13%, 06/15/2028
(g)
610 582
Avangrid Inc
3.20%, 04/15/2025 1,115 1,105
California Buyer Ltd / Atlantica Sustainable
Infrastructure PLC
6.38%, 02/15/2032
(g),(i)
380 377
CenterPoint Energy Inc
5.25%, 08/10/2026 1,000 1,007
Clearway Energy Operating LLC
3.75%, 02/15/2031
(g)
140 125
3.75%, 01/15/2032
(g)
130 115
4.75%, 03/15/2028
(g)
655 635
Comision Federal de Electricidad
6.45%, 01/24/2035
(g)
200 193
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Commonwealth Edison Co
4.00%, 03/01/2049 $ 325 $ 262
DTE Energy Co
4.22%, 11/01/2024
(k)
1,000 1,000
Duke Energy Carolinas LLC
3.75%, 06/01/2045 500 394
Duke Energy Florida LLC
6.20%, 11/15/2053 275 302
Edison International
4.70%, 08/15/2025 432 431
Elwood Energy LLC
8.16%, 07/05/2026 21 20
Eversource Energy
5.45%, 03/01/2028 535 546
FirstEnergy Corp
2.25%, 09/01/2030 640 551
Indianapolis Power & Light Co
5.70%, 04/01/2054
(g)
345 352
Lightning Power LLC
7.25%, 08/15/2032
(g)
545 567
Monongahela Power Co
3.55%, 05/15/2027
(g)
715 693
NextEra Energy Capital Holdings Inc
5.75%, 09/01/2025 475 478
6.05%, 03/01/2025 105 105
6.70%, 09/01/2054
(j)
915 940
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.36%
6.75%, 06/15/2054
(j)
345 361
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.46%
Northern States Power Co/WI
5.65%, 06/15/2054 215 224
NRG Energy Inc
3.63%, 02/15/2031
(g)
375 332
3.88%, 02/15/2032
(g)
35 31
Oncor Electric Delivery Co LLC
5.55%, 06/15/2054
(g)
250 253
Oryx Funding Ltd
5.80%, 02/03/2031 200 202
Pacific Gas and Electric Co
4.20%, 06/01/2041 535 435
5.55%, 05/15/2029 575 586
Perusahaan Perseroan Persero PT Perusahaan Listrik
Negara
3.88%, 07/17/2029
(g)
500 476
Southern California Edison Co
3.65%, 02/01/2050 810 603
4.20%, 03/01/2029 370 362
5.45%, 06/01/2031 700 717
Southern Co/The
5.70%, 03/15/2034 1,210 1,258
Southwestern Public Service Co
4.50%, 08/15/2041 215 190
6.00%, 06/01/2054 1,240 1,297
Vistra Corp
7.00%, 12/15/2026
(f),(g),(j)
160 161
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.74%
Vistra Operations Co LLC
4.38%, 05/01/2029
(g)
345 328
WEC Energy Group Inc
5.00%, 09/27/2025 400 400
Xcel Energy Inc
5.45%, 08/15/2033 340 343
$ 20,484

Schedule of Investments
Core Plus Bond Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electronics - 0.03%
Amphenol Corp
5.38%, 11/15/2054 $ 175 $ 173
Engineering & Construction - 0.41%
Aeropuertos Dominicanos Siglo XXI SA
7.00%, 06/30/2034
(g)
325 332
CIMIC Finance USA Pty Ltd
7.00%, 03/25/2034
(g)
283 297
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(g)
795 775
IHS Holding Ltd
5.63%, 11/29/2026
(g)
305 300
Sitios Latinoamerica SAB de CV
5.38%, 04/04/2032
(g)
575 551
$ 2,255
Entertainment - 1.05%
Caesars Entertainment Inc
4.63%, 10/15/2029
(g),(h)
1,120 1,050
6.50%, 02/15/2032
(g)
340 345
CCM Merger Inc
6.38%, 05/01/2026
(g)
970 967
Churchill Downs Inc
5.75%, 04/01/2030
(g)
525 517
Cinemark USA Inc
5.25%, 07/15/2028
(g)
360 353
7.00%, 08/01/2032
(g)
105 108
Warnermedia Holdings Inc
3.76%, 03/15/2027 1,025 987
4.28%, 03/15/2032 830 727
5.05%, 03/15/2042 630 503
Wynn Resorts Finance LLC / Wynn Resorts Capital
Corp
7.13%, 02/15/2031
(g)
195 205
$ 5,762
Environmental Control - 0.24%
Madison IAQ LLC
4.13%, 06/30/2028
(g)
960 911
Waste Management Inc
4.95%, 03/15/2035
(i)
430 427
$ 1,338
Food - 1.28%
Albertsons Cos Inc / Safeway Inc / New Albertsons
LP / Albertsons LLC
3.50%, 03/15/2029
(g)
300 277
4.63%, 01/15/2027
(g)
775 760
B&G Foods Inc
5.25%, 09/15/2027
(h)
215 209
8.00%, 09/15/2028
(g)
260 270
Cencosud SA
5.95%, 05/28/2031
(g)
250 253
Chobani LLC / Chobani Finance Corp Inc
7.63%, 07/01/2029
(g)
690 719
Fiesta Purchaser Inc
7.88%, 03/01/2031
(g)
85 89
JBS USA Holding Lux Sarl / JBS USA Food Co/
JBS Lux Co Sarl
4.38%, 02/02/2052 1,421 1,087
5.13%, 02/01/2028 1,720 1,715
7.25%, 11/15/2053
(g)
380 427
Pilgrim's Pride Corp
3.50%, 03/01/2032 100 88
4.25%, 04/15/2031 360 335
Post Holdings Inc
4.50%, 09/15/2031
(g)
320 291
4.63%, 04/15/2030
(g)
25 23
5.50%, 12/15/2029
(g)
425 415
Viking Baked Goods Acquisition Corp
8.63%, 11/01/2031
(g),(i)
65 65
$ 7,023
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Forest Products & Paper - 0.06%
Inversiones CMPC SA
6.13%, 06/23/2033
(g)
$ 250 $ 255
Mercer International Inc
12.88%, 10/01/2028
(g)
75 80
$ 335
Gas - 0.41%
NiSource Inc
0.95%, 08/15/2025 1,000 969
5.25%, 03/30/2028 60 61
6.95%, 11/30/2054
(j)
835 856
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
Southern California Gas Co
5.05%, 09/01/2034 345 344
$ 2,230
Healthcare - Products - 0.02%
Medline Borrower LP
3.88%, 04/01/2029
(g)
115 108
Healthcare - Services - 1.10%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(g)
295 277
Centene Corp
2.63%, 08/01/2031 990 824
3.38%, 02/15/2030 665 596
4.25%, 12/15/2027 265 256
CHS/Community Health Systems Inc
5.63%, 03/15/2027
(g)
450 439
HCA Inc
3.50%, 07/15/2051 470 320
5.45%, 04/01/2031 265 268
5.45%, 09/15/2034 720 715
6.00%, 04/01/2054 310 312
LifePoint Health Inc
4.38%, 02/15/2027
(g)
260 252
Star Parent Inc
9.00%, 10/01/2030
(g)
40 42
Tenet Healthcare Corp
6.13%, 06/15/2030 310 311
6.75%, 05/15/2031 70 72
UnitedHealth Group Inc
4.75%, 05/15/2052 625 564
5.38%, 04/15/2054 120 118
5.63%, 07/15/2054 315 320
5.75%, 07/15/2064 320 326
$ 6,012
Home Builders - 0.31%
Adams Homes Inc
9.25%, 10/15/2028
(g)
285 298
Forestar Group Inc
3.85%, 05/15/2026
(g)
55 54
5.00%, 03/01/2028
(g)
1,405 1,344
$ 1,696
Home Equity Asset Backed Securities - 0.15%
Chase Funding Trust Series 2003-5
5.45%, 07/25/2033 585 579
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.71%
First NLC Trust 2005-1
2.87%, 05/25/2035 156 135
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.61%
Saxon Asset Securities Trust 2004-1
2.06%, 03/25/2035 207 112
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.81%
$ 826

Schedule of Investments
Core Plus Bond Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance - 1.41%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(g)
$ 360 $ 338
American International Group Inc
5.13%, 03/27/2033 380 380
American National Group Inc
5.75%, 10/01/2029 275 276
Aon North America Inc
5.75%, 03/01/2054 300 304
Arch Capital Group Ltd
3.64%, 06/30/2050 725 536
Arthur J Gallagher & Co
2.40%, 11/09/2031 960 809
5.75%, 07/15/2054 545 548
6.50%, 02/15/2034 250 271
Athene Global Funding
4.86%, 08/27/2026
(g)
655 654
Athene Holding Ltd
6.25%, 04/01/2054 515 529
Corebridge Financial Inc
5.75%, 01/15/2034 965 988
F&G Global Funding
5.88%, 06/10/2027
(g)
670 680
GA Global Funding Trust
4.40%, 09/23/2027
(g)
735 724
Marsh & McLennan Cos Inc
6.25%, 11/01/2052 160 178
MetLife Inc
5.00%, 07/15/2052 140 131
5.30%, 12/15/2034 230 232
Teachers Insurance & Annuity Association of
America
4.27%, 05/15/2047
(g)
200 165
$ 7,743
Internet - 0.37%
Alibaba Group Holding Ltd
2.13%, 02/09/2031
(h)
450 385
Cogent Communications Group Inc / Cogent
Communications Finance Inc
7.00%, 06/15/2027
(g)
145 146
Meta Platforms Inc
4.45%, 08/15/2052 390 342
5.40%, 08/15/2054 450 452
Netflix Inc
4.88%, 04/15/2028 150 151
5.88%, 11/15/2028 385 402
Tencent Holdings Ltd
3.84%, 04/22/2051
(g)
200 157
$ 2,035
Investment Companies - 0.33%
Blackstone Private Credit Fund
4.70%, 03/24/2025 610 608
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029
(g)
360 346
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029 395 330
5.25%, 05/15/2027 330 308
6.25%, 05/15/2026 210 206
$ 1,798
Leisure Products & Services - 0.30%
Carnival Holdings Bermuda Ltd
10.38%, 05/01/2028
(g)
280 300
NCL Corp Ltd
3.63%, 12/15/2024
(g)
23 23
5.88%, 02/15/2027
(g)
160 160
NCL Finance Ltd
6.13%, 03/15/2028
(g),(h)
690 694
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Leisure Products & Services (continued)
Royal Caribbean Cruises Ltd
5.38%, 07/15/2027
(g)
$ 420 $ 419
5.63%, 09/30/2031
(g)
75 75
$ 1,671
Lodging - 0.28%
Sands China Ltd
3.80%, 01/08/2026 350 343
Station Casinos LLC
6.63%, 03/15/2032
(g)
210 211
Wynn Macau Ltd
5.63%, 08/26/2028
(g)
1,040 998
$ 1,552
Machinery - Construction & Mining - 0.00%
Terex Corp
6.25%, 10/15/2032
(g)
25 25
Machinery - Diversified - 0.14%
Maxim Crane Works Holdings Capital LLC
11.50%, 09/01/2028
(g)
715 767
Media - 0.81%
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(g)
409 365
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.90%, 06/01/2052 505 325
4.80%, 03/01/2050 580 435
6.10%, 06/01/2029 580 592
Comcast Corp
2.94%, 11/01/2056 900 556
5.65%, 06/01/2054 150 152
CSC Holdings LLC
4.50%, 11/15/2031
(g)
200 147
Directv Financing LLC
8.88%, 02/01/2030
(g)
40 40
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(g)
75 72
DISH Network Corp
11.75%, 11/15/2027
(g)
395 416
McGraw-Hill Education Inc
7.38%, 09/01/2031
(g)
370 379
Paramount Global
4.20%, 05/19/2032 375 327
Sunrise HoldCo IV BV
5.50%, 01/15/2028
(g)
345 341
Ziggo BV
4.88%, 01/15/2030
(g)
300 278
$ 4,425
Mining - 0.53%
Glencore Funding LLC
5.37%, 04/04/2029
(g)
1,050 1,065
6.13%, 10/06/2028
(g)
550 573
Hudbay Minerals Inc
4.50%, 04/01/2026
(g)
395 390
6.13%, 04/01/2029
(g)
110 111
IAMGOLD Corp
5.75%, 10/15/2028
(g)
175 170
New Gold Inc
7.50%, 07/15/2027
(g)
180 183
Taseko Mines Ltd
8.25%, 05/01/2030
(g)
425 439
$ 2,931

Schedule of Investments
Core Plus Bond Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities - 5.23%
Fannie Mae REMICS
1.08%, 08/25/2049
(l)
$ 5,929 $ 607
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.13%, 08/25/2043
(l)
1,201 123
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.99%
1.18%, 12/25/2042
(l)
4,431 476
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
1.18%, 01/25/2048
(l)
1,710 212
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
1.23%, 03/25/2048
(l)
2,096 231
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
1.23%, 06/25/2048
(l)
2,289 290
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
3.00%, 04/25/2027
(l)
291 7
3.00%, 09/25/2050
(l)
1,997 322
3.50%, 09/25/2027
(l)
491 15
3.50%, 11/25/2027
(l)
129 4
3.50%, 05/25/2028
(l)
131 3
4.00%, 04/25/2043
(l)
128 8
Freddie Mac REMICS
0.93%, 10/15/2046
(l)
2,785 311
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.18%, 06/25/2050
(l)
2,357 281
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
2.00%, 02/15/2036 41 39
3.00%, 05/15/2027
(l)
242 5
3.00%, 10/15/2027
(l)
104 3
3.00%, 02/15/2029
(l)
491 11
3.50%, 02/15/2028
(l)
238 7
3.50%, 01/15/2040
(l)
25 —
3.50%, 03/15/2041
(l)
580 22
5.57%, 05/15/2049 2,280 2,238
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.56%
Ginnie Mae
0.61%, 01/20/2052
(l)
5,213 518
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.50%
0.61%, 04/20/2052
(l)
2,480 262
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.50%
1.15%, 12/16/2043
(l)
2,575 249
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.94%
1.18%, 11/20/2040
(l)
1,163 136
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.94%
1.18%, 05/20/2046
(l)
278 32
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.94%
1.23%, 11/20/2046
(l)
2,113 251
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
1.28%, 08/20/2044
(l)
965 111
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.04%
1.28%, 03/20/2047
(l)
1,187 147
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.04%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae (continued)
1.33%, 10/20/2045
(l)
$ 975 $ 119
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
1.33%, 08/20/2047
(l)
4,033 655
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
1.33%, 08/20/2047
(l)
1,396 174
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
1.33%, 08/20/2047
(l)
481 65
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
1.33%, 11/20/2047
(l)
710 92
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
1.36%, 09/20/2050
(l)
1,877 267
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.25%
1.38%, 06/20/2045
(l)
1,287 160
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.14%
1.38%, 10/20/2047
(l)
1,811 251
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.14%
1.43%, 08/20/2050
(l)
2,498 327
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
1.43%, 09/20/2050
(l)
2,632 352
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
1.43%, 11/20/2050
(l)
1,754 244
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
1.43%, 08/20/2051
(l)
1,621 225
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
1.73%, 04/20/2041
(l)
486 62
(1.10) x CME Term Secured Overnight
Financing Rate 1 Month + 6.97%
2.50%, 12/20/2050
(l)
2,587 378
3.00%, 07/20/2050
(l)
536 77
3.00%, 11/20/2050
(l)
2,041 322
3.00%, 11/20/2050
(l)
1,435 227
3.00%, 11/20/2050
(l)
2,393 427
3.50%, 01/20/2043
(l)
1,855 294
3.50%, 10/20/2049
(l)
834 149
4.00%, 03/16/2039
(l)
69 1
4.00%, 09/20/2040
(l)
440 20
4.50%, 05/16/2043
(l)
764 130
JP Morgan Mortgage Trust 2024-1
6.00%, 06/25/2054
(g),(k)
3,592 3,592
JP Morgan Mortgage Trust 2024-2
6.00%, 08/25/2054
(g),(k)
3,948 3,941
JP Morgan Mortgage Trust Series 2024-4
6.00%, 10/25/2054
(g),(k)
2,353 2,351
Sequoia Mortgage Trust 2024-2
6.00%, 03/25/2054
(g),(k)
3,131 3,127
Sequoia Mortgage Trust 2024-3
6.00%, 04/25/2054
(g),(k)
3,762 3,758
$ 28,708
Oil & Gas - 2.13%
Adnoc Murban Rsc Ltd
5.13%, 09/11/2054
(g)
300 281
Aethon United BR LP / Aethon United Finance Corp
7.50%, 10/01/2029
(g)
580 584

Schedule of Investments
Core Plus Bond Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
6.63%, 10/15/2032
(g)
$ 380 $ 376
Civitas Resources Inc
8.63%, 11/01/2030
(g)
330 347
Comstock Resources Inc
6.75%, 03/01/2029
(g)
285 273
Diamondback Energy Inc
5.75%, 04/18/2054 460 447
Ecopetrol SA
8.88%, 01/13/2033 250 257
Expand Energy Corp
4.75%, 02/01/2032 380 357
Hilcorp Energy I LP / Hilcorp Finance Co
7.25%, 02/15/2035
(g)
370 363
Marathon Oil Corp
6.60%, 10/01/2037 285 313
Matador Resources Co
6.25%, 04/15/2033
(g)
330 323
Occidental Petroleum Corp
5.20%, 08/01/2029 220 219
5.55%, 03/15/2026 975 981
5.88%, 09/01/2025 1,010 1,014
6.60%, 03/15/2046 540 553
Permian Resources Operating LLC
6.25%, 02/01/2033
(g)
135 134
8.00%, 04/15/2027
(g)
465 478
Pertamina Persero PT
3.10%, 08/27/2030
(g)
200 181
Petroleos Mexicanos
6.70%, 02/16/2032 578 514
Puma International Financing SA
7.75%, 04/25/2029
(g)
450 459
Saudi Arabian Oil Co
3.25%, 11/24/2050
(g)
300 201
5.75%, 07/17/2054
(g)
400 386
Sunoco LP / Sunoco Finance Corp
4.50%, 04/30/2030 395 371
Tengizchevroil Finance Co International Ltd
2.63%, 08/15/2025
(g)
975 950
Transocean Inc
8.25%, 05/15/2029
(g)
455 457
8.50%, 05/15/2031
(g)
535 539
Vital Energy Inc
7.88%, 04/15/2032
(g)
180 173
9.75%, 10/15/2030 160 169
$ 11,700
Oil & Gas Services - 0.27%
Archrock Partners LP / Archrock Partners Finance
Corp
6.25%, 04/01/2028
(g)
990 992
Enerflex Ltd
9.00%, 10/15/2027
(g)
486 504
$ 1,496
Other Asset Backed Securities - 1.17%
Blue Stream Issuer LLC
5.41%, 11/20/2054
(g),(i)
1,000 1,000
Hilton Grand Vacations Trust 2024-3
4.98%, 08/27/2040
(g),(i)
1,000 999
MMAF Equipment Finance LLC 2019-B
2.07%, 07/13/2026
(g)
810 802
MVW 2024-2 LLC
4.43%, 03/20/2042
(g)
965 947
Sierra Timeshare 2024-3 Receivables Funding LLC
4.83%, 08/20/2041
(g)
1,200 1,193
Verizon Master Trust
1.53%, 07/20/2028 1,500 1,489
$ 6,430
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers - 0.78%
Canpack SA / Canpack US LLC
3.13%, 11/01/2025
(g)
$ 200 $ 193
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/2029
(g)
465 467
6.88%, 01/15/2030
(g)
55 56
8.75%, 04/15/2030
(g)
335 340
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 356 370
LABL Inc
5.88%, 11/01/2028
(g)
205 190
Mauser Packaging Solutions Holding Co
7.88%, 04/15/2027
(g)
470 483
Smurfit Kappa Treasury ULC
5.20%, 01/15/2030
(g)
1,125 1,135
Sonoco Products Co
4.60%, 09/01/2029 864 843
5.00%, 09/01/2034 200 192
$ 4,269
Pharmaceuticals - 1.12%
AbbVie Inc
4.05%, 11/21/2039 500 439
4.25%, 11/21/2049 695 590
4.95%, 03/15/2031 855 864
5.40%, 03/15/2054 400 403
5.50%, 03/15/2064 325 328
AdaptHealth LLC
5.13%, 03/01/2030
(g),(h)
410 375
6.13%, 08/01/2028
(g)
595 586
Bausch Health Cos Inc
5.50%, 11/01/2025
(g)
710 697
Bayer US Finance LLC
6.25%, 01/21/2029
(g)
400 413
BellRing Brands Inc
7.00%, 03/15/2030
(g)
275 286
Bristol-Myers Squibb Co
4.25%, 10/26/2049 615 515
Endo Finance Holdings Inc
8.50%, 04/15/2031
(g),(h)
170 182
Jazz Securities DAC
4.38%, 01/15/2029
(g)
285 270
Owens & Minor Inc
4.50%, 03/31/2029
(g),(h)
202 182
$ 6,130
Pipelines - 2.64%
Antero Midstream Partners LP / Antero Midstream
Finance Corp
5.38%, 06/15/2029
(g)
205 200
5.75%, 03/01/2027
(g)
155 155
Cheniere Energy Inc
5.65%, 04/15/2034 235 236
Columbia Pipelines Holding Co LLC
6.04%, 08/15/2028
(g)
1,105 1,137
DT Midstream Inc
4.13%, 06/15/2029
(g)
1,405 1,319
Energy Transfer LP
3.75%, 05/15/2030 965 900
5.15%, 03/15/2045 1,625 1,450
5.25%, 07/01/2029 885 894
5.55%, 02/15/2028 1,065 1,088
6.05%, 09/01/2054 285 285
Enterprise Products Operating LLC
3.13%, 07/31/2029 500 467
EQM Midstream Partners LP
4.75%, 01/15/2031
(g)
160 152
6.00%, 07/01/2025
(g)
54 54
6.38%, 04/01/2029
(g)
165 168
7.50%, 06/01/2027
(g)
600 613

Schedule of Investments
Core Plus Bond Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Hess Midstream Operations LP
4.25%, 02/15/2030
(g)
$ 590 $ 551
5.63%, 02/15/2026
(g)
690 688
Kinder Morgan Inc
5.00%, 02/01/2029 520 521
5.40%, 02/01/2034 650 648
NGL Energy Operating LLC / NGL Energy Finance
Corp
8.13%, 02/15/2029
(g)
395 398
NuStar Logistics LP
5.75%, 10/01/2025 215 214
ONEOK Inc
4.40%, 10/15/2029 210 205
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 465 456
Venture Global Calcasieu Pass LLC
3.88%, 11/01/2033
(g)
410 356
Venture Global LNG Inc
7.00%, 01/15/2030
(g)
100 101
8.38%, 06/01/2031
(g)
135 140
9.50%, 02/01/2029
(g)
545 602
Williams Cos Inc /The
5.40%, 03/02/2026 475 478
$ 14,476
Private Equity - 0.13%
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(g)
305 294
3.75%, 09/15/2030
(g),(h)
268 235
8.00%, 06/15/2027
(g)
200 209
$ 738
REITs - 0.86%
American Homes 4 Rent LP
3.38%, 07/15/2051 350 237
4.25%, 02/15/2028 570 558
5.50%, 07/15/2034 425 428
Crown Castle Inc
5.80%, 03/01/2034 350 360
Iron Mountain Information Management Services
Inc
5.00%, 07/15/2032
(g)
390 367
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(g)
833 794
7.00%, 07/15/2031
(g)
60 62
Mid-America Apartments LP
2.88%, 09/15/2051 646 414
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(g)
465 443
7.00%, 02/01/2030
(g)
150 154
VICI Properties LP / VICI Note Co Inc
3.50%, 02/15/2025
(g)
145 144
XHR LP
4.88%, 06/01/2029
(g)
681 639
6.38%, 08/15/2025
(g)
105 105
$ 4,705
Retail - 0.48%
Bath & Body Works Inc
5.25%, 02/01/2028 1,080 1,065
6.63%, 10/01/2030
(g)
200 200
9.38%, 07/01/2025
(g)
26 27
Fertitta Entertainment LLC / Fertitta Entertainment
Finance Co Inc
4.63%, 01/15/2029
(g)
345 322
Patrick Industries Inc
4.75%, 05/01/2029
(g)
400 378
6.38%, 11/01/2032
(g)
60 59
7.50%, 10/15/2027
(g)
315 315
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Victra Holdings LLC / Victra Finance Corp
8.75%, 09/15/2029
(g)
$ 245 $ 256
$ 2,622
Semiconductors - 1.35%
Broadcom Inc
3.14%, 11/15/2035
(g)
75 62
3.42%, 04/15/2033
(g)
2,180 1,921
4.35%, 02/15/2030 450 438
4.55%, 02/15/2032 265 256
5.05%, 07/12/2029 300 303
5.15%, 11/15/2031 340 343
Marvell Technology Inc
2.95%, 04/15/2031 465 411
4.88%, 06/22/2028 575 572
5.95%, 09/15/2033 510 534
Micron Technology Inc
5.30%, 01/15/2031 790 796
6.75%, 11/01/2029 565 606
NXP BV / NXP Funding LLC
5.35%, 03/01/2026 1,000 1,006
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025 135 133
$ 7,381
Software - 0.85%
Cloud Software Group Inc
6.50%, 03/31/2029
(g)
5 5
9.00%, 09/30/2029
(g)
375 375
Open Text Corp
3.88%, 12/01/2029
(g)
320 292
Oracle Corp
2.80%, 04/01/2027 525 503
3.95%, 03/25/2051 670 511
4.00%, 07/15/2046 250 197
6.15%, 11/09/2029 370 391
Take-Two Interactive Software Inc
4.00%, 04/14/2032
(h)
410 383
4.95%, 03/28/2028 500 502
5.40%, 06/12/2029 275 279
VMware LLC
1.80%, 08/15/2028 1,360 1,218
$ 4,656
Sovereign - 0.33%
Colombia Government International Bond
7.75%, 11/07/2036
(i)
500 491
Hungary Government International Bond
6.13%, 05/22/2028
(g)
350 360
Istanbul Metropolitan Municipality
10.50%, 12/06/2028
(g)
300 327
Peruvian Government International Bond
5.63%, 11/18/2050 200 195
Serbia International Bond
6.00%, 06/12/2034
(g)
440 442
$ 1,815
Telecommunications - 1.81%
AT&T Inc
2.55%, 12/01/2033 535 435
2.75%, 06/01/2031 315 277
3.50%, 09/15/2053 2,668 1,859
3.55%, 09/15/2055 490 340
Connect Finco SARL / Connect US Finco LLC
9.00%, 09/15/2029
(g)
375 356
Frontier Communications Holdings LLC
8.63%, 03/15/2031
(g)
190 204
Level 3 Financing Inc
10.50%, 05/15/2030
(g)
320 350

Schedule of Investments
Core Plus Bond Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
T-Mobile USA Inc
2.40%, 03/15/2029 $ 910 $ 823
2.55%, 02/15/2031 1,575 1,370
3.50%, 04/15/2031 1,800 1,651
Verizon Communications Inc
2.55%, 03/21/2031 1,131 982
2.88%, 11/20/2050 220 140
Viavi Solutions Inc
3.75%, 10/01/2029
(g)
355 322
Vodafone Group PLC
5.75%, 06/28/2054 370 367
Windstream Services LLC / Windstream Escrow
Finance Corp
8.25%, 10/01/2031
(g)
85 86
Zayo Group Holdings Inc
4.00%, 03/01/2027
(g),(h)
425 378
$ 9,940
Transportation - 0.25%
Burlington Northern Santa Fe LLC
4.45%, 01/15/2053 185 162
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(d),(e)
1,749 9
GN Bondco LLC
9.50%, 10/15/2031
(g),(h)
80 85
Norfolk Southern Corp
5.35%, 08/01/2054 800 788
RXO Inc
7.50%, 11/15/2027
(g)
315 324
$ 1,368
Trucking & Leasing - 0.11%
Penske Truck Leasing Co Lp / PTL Finance Corp
5.75%, 05/24/2026
(g)
575 582
Water - 0.17%
Aegea Finance Sarl
9.00%, 01/20/2031
(g)
550 586
Essential Utilities Inc
2.70%, 04/15/2030 400 358
$ 944
TOTAL BONDS $ 397,591
SENIOR FLOATING RATE INTERESTS
- 1.31%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0.00%
TransDigm Inc Term Loan J
7.10%, 02/28/2031
(m)
$ 25 $ 25
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Airlines - 0.18%
AAdvantage Loyalty IP Ltd Term Loan
9.63%, 04/20/2028
(m)
179 184
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
United Airlines Inc Term Loan B
7.38%, 02/15/2031
(m)
134 134
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
WestJet Loyalty LP Term Loan B
8.35%, 01/31/2031
(m)
666 665
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
$ 983
Automobile Parts & Equipment - 0.01%
Tenneco Inc Term Loan B
10.23%, 11/17/2028
(m)
65 62
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Building Materials - 0.04%
MIWD Holdco II LLC Term Loan B2
7.69%, 03/21/2031
(m)
$ 195 $ 195
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Commercial Services - 0.05%
Garda World Security Corp Term Loan B
8.29%, 02/01/2029
(m)
282 281
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Computers - 0.11%
Virtusa Corp Term Loan B
8.01%, 02/15/2029
(m)
609 609
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Consumer Products - 0.07%
Kronos Acquisition Holdings Inc Term Loan B
8.19%, 06/27/2031
(m)
385 361
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Entertainment - 0.02%
Lions Gate Capital Holdings LLC Term Loan B
7.11%, 03/24/2025
(m)
82 82
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Food - 0.07%
Fiesta Purchaser Inc Term Loan B
8.76%, 01/31/2031
(m)
374 375
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Healthcare - Products - 0.06%
Medline Borrower LP Term Loan B
7.51%, 10/23/2028
(m)
343 343
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Lodging - 0.11%
Fertitta Entertainment LLC/NV Term Loan B
8.54%, 01/27/2029
(m)
576 576
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Media - 0.13%
CSC Holdings LLC Term Loan B5
7.17%, 04/15/2027
(m)
252 234
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Directv Financing LLC Tern Loan Extended
10.10%, 08/02/2029
(m)
509 494
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
$ 728
Mining - 0.11%
Arsenal AIC Parent LLC Term Loan B
8.01%, 08/18/2030
(m)
605 606
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Pharmaceuticals - 0.10%
Jazz Financing Lux Sarl Term Loan B2
6.93%, 05/05/2028
(m)
547 547
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Retail - 0.18%
Foundation Building Materials Inc Term Loan B2
9.25%, 01/24/2031
(m)
90 88
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%

Schedule of Investments
Core Plus Bond Fund
October 31, 2024
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
IRB Holding Corp Term Loan B
7.61%, 12/15/2027
(m)
$ 905 $ 904
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 992
Telecommunications - 0.07%
Zayo Group Holdings Inc Term Loan B
7.80%, 03/09/2027
(m)
435 408
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
TOTAL SENIOR FLOATING RATE INTERESTS $ 7,173
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 33.46%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 1.19%
3.00%, 01/01/2043 $ 1,110 $ 991
3.00%, 02/01/2043 530 473
4.00%, 02/01/2046 2,255 2,129
4.50%, 04/01/2031 198 197
4.50%, 04/01/2041 1,382 1,351
5.00%, 06/01/2031 138 139
5.50%, 05/01/2033 17 17
5.50%, 12/01/2033 257 260
5.50%, 11/01/2036 265 268
5.50%, 04/01/2038 57 58
5.50%, 08/01/2038 128 131
6.00%, 06/01/2028 1 —
6.00%, 12/01/2031 7 7
6.00%, 12/01/2032 7 8
6.00%, 02/01/2033 38 38
6.00%, 12/01/2033 16 17
6.00%, 10/01/2036 68 71
6.00%, 07/01/2038 301 312
6.50%, 03/01/2029 1 1
6.50%, 05/01/2029 2 2
6.50%, 04/01/2031 1 1
6.50%, 02/01/2032 1 1
6.50%, 05/01/2032 3 3
6.50%, 10/01/2035 19 19
7.00%, 12/01/2029 2 2
7.00%, 06/01/2030 4 5
7.50%, 09/01/2030 1 —
7.50%, 01/01/2031 2 2
7.50%, 03/01/2031 1 1
7.50%, 02/01/2032 1 1
8.00%, 09/01/2030 29 29
$ 6,534
Federal National Mortgage Association (FNMA) - 0.17%
5.00%, 07/01/2044 761 760
7.06%, 07/01/2033 185 188
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.57%
$ 948
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 19.72%
2.00%, 01/01/2051 4,014 3,277
2.00%, 02/01/2051 2,147 1,737
2.00%, 03/01/2051 3,577 2,919
2.00%, 11/01/2051 4,435 3,569
2.00%, 11/01/2051 4,049 3,271
2.00%, 12/01/2051 4,086 3,287
2.00%, 02/01/2052 1,496 1,194
2.00%, 05/01/2052 2,968 2,402
2.50%, 02/01/2051 2,612 2,211
2.50%, 07/01/2051 2,939 2,463
2.50%, 09/01/2051 3,891 3,270
2.50%, 09/01/2051 1,336 1,123
2.50%, 11/01/2051 1,811 1,519
2.50%, 01/01/2052 1,863 1,575
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 02/01/2052 $ 2,265 $ 1,889
2.50%, 04/01/2052 3,074 2,571
3.00%, 10/01/2029 23 22
3.00%, 09/01/2032 54 51
3.00%, 04/01/2043 182 162
3.00%, 05/01/2043 340 303
3.00%, 11/01/2046 2,372 2,085
3.00%, 12/01/2048 59 52
3.00%, 11/01/2050 731 642
3.00%, 03/01/2052 5,134 4,483
3.50%, 02/01/2033 10 10
3.50%, 01/01/2044 589 541
3.50%, 11/01/2044 1,133 1,039
3.50%, 04/01/2047 73 67
3.50%, 10/01/2047 31 28
3.50%, 11/01/2047 849 773
3.50%, 03/01/2048 17 15
3.50%, 04/01/2052 2,635 2,370
3.50%, 06/01/2052 3,191 2,869
4.00%, 02/01/2031 69 68
4.00%, 05/01/2047 2,095 1,959
4.00%, 06/01/2048 6 6
4.00%, 08/01/2052 2,154 2,000
4.50%, 06/01/2044 299 290
4.50%, 05/01/2053 1,747 1,670
4.50%, 07/01/2053 727 699
4.50%, 11/01/2054
(n)
6,850 6,503
5.00%, 06/01/2048 542 540
5.00%, 07/01/2052 983 966
5.00%, 09/01/2052 1,357 1,330
5.00%, 04/01/2053 2,339 2,296
5.00%, 06/01/2053 2,497 2,443
5.00%, 11/01/2054
(n)
6,235 6,058
5.50%, 07/01/2033 17 17
5.50%, 09/01/2033 44 44
5.50%, 05/01/2040 82 82
5.50%, 05/01/2053 2,715 2,712
5.50%, 07/01/2053 1,475 1,473
5.50%, 11/01/2053 2,001 2,002
5.50%, 11/01/2053 1,881 1,878
5.50%, 05/01/2054 1,359 1,356
5.50%, 11/01/2054
(n)
5,580 5,527
6.00%, 05/01/2038 27 27
6.00%, 08/01/2038 124 127
6.00%, 08/01/2038 52 52
6.00%, 01/01/2053 3,979 4,089
6.00%, 04/01/2054 1,363 1,387
6.00%, 06/01/2054 923 938
6.00%, 09/01/2054 970 985
6.00%, 11/01/2054
(n)
2,105 2,118
6.50%, 12/01/2031 2 2
6.50%, 02/01/2032 1 1
6.50%, 04/01/2032 1 1
6.50%, 07/01/2037 107 111
6.50%, 12/01/2037 87 91
6.50%, 02/01/2038 136 141
6.50%, 09/01/2038 136 142
6.50%, 11/01/2054
(n)
2,215 2,261
7.00%, 03/01/2032 11 11
7.50%, 08/01/2032 3 3
$ 108,195
Government National Mortgage Association (GNMA) - 9.35%
2.00%, 07/20/2051 2,302 1,878
2.00%, 11/20/2051 1,192 972
2.50%, 06/20/2050 1,111 945
2.50%, 04/20/2051 1,295 1,099
2.50%, 05/20/2051 1,548 1,313

Schedule of Investments
Core Plus Bond Fund
October 31, 2024
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.00%, 06/20/2043 $ 927 $ 830
3.00%, 01/20/2045 342 305
3.00%, 06/20/2046 169 150
3.00%, 07/20/2046 725 645
3.00%, 11/20/2046 1,133 1,006
3.00%, 12/20/2051 831 729
3.50%, 03/15/2042 463 430
3.50%, 04/15/2042 404 376
3.50%, 09/20/2047 532 489
3.50%, 06/20/2048 714 652
3.50%, 04/20/2052 2,080 1,880
4.00%, 01/20/2048 1,644 1,548
4.00%, 04/20/2052 353 329
4.50%, 06/20/2025 54 53
4.50%, 09/15/2039 136 132
4.50%, 03/15/2040 613 600
4.50%, 09/20/2052 1,689 1,615
4.50%, 11/20/2054
(n)
5,160 4,925
5.00%, 11/15/2033 520 525
5.00%, 06/15/2034 7 8
5.00%, 02/15/2042 416 419
5.00%, 12/20/2052 1,210 1,184
5.00%, 02/20/2053 1,779 1,742
5.00%, 11/20/2054
(n)
8,125 7,936
5.50%, 05/20/2035 20 21
5.50%, 02/15/2038 213 217
5.50%, 11/20/2054
(n)
11,000 10,939
6.00%, 07/20/2028 5 5
6.00%, 11/20/2028 5 5
6.00%, 01/20/2029 6 6
6.00%, 07/20/2029 1 1
6.00%, 08/15/2031 11 11
6.00%, 01/15/2032 1 1
6.00%, 02/15/2032 3 3
6.00%, 02/15/2033 9 9
6.00%, 12/15/2033 8 8
6.00%, 11/20/2054
(n)
3,605 3,631
6.50%, 03/20/2028 1 1
6.50%, 05/20/2029 1 1
6.50%, 10/15/2032 3 3
6.50%, 12/15/2032 23 23
6.50%, 11/20/2054
(n)
1,650 1,676
7.00%, 06/15/2031 3 3
7.00%, 06/15/2032 18 18
8.00%, 01/20/2031 1 1
$ 51,298
U.S. Treasury - 0.80%
3.88%, 08/15/2040
(o)
4,720 4,411
U.S. Treasury Bill - 2.23%
5.20%, 11/29/2024
(p)
12,260 12,217
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 183,603
Total Investments $ 608,101
Other Assets and Liabilities -  (10.82)% (59,397)
TOTAL NET ASSETS - 100.00% $ 548,704
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $4,435 or
0.81% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(g) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $152,049 or 27.71% of net assets.
(h) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $4,288 or 0.78% of net assets.
( i ) Security purchased on a when-issued basis.
(j) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(k) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(l) Security is an Interest Only Strip.
(m) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(n) Security was purchased in a "to-be-announced" ("TBA") transaction.
(o) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$4,135 or 0.75% of net assets.
(p) Rate shown is the discount rate of the original purchase.

Schedule of Investments
Core Plus Bond Fund
October 31, 2024
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.75% $ 10,531 $ 342,537 $ 341,313 $ 11,755
$ 10,531 $ 342,537 $ 341,313 $ 11,755
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.75% $ 648 $ — $ — $ —
$ 648 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; December 2024 Long 196 $ 21,652 $ (736)
US 10 Year Ultra Note; December 2024 Long 46 5,232 (193)
US 2 Year Note; December 2024 Long 399 82,172 (411)
US 5 Year Note; December 2024 Long 638 68,416 (1,486)
US Long Bond; December 2024 Long 287 33,857 (1,815)
US Ultra Bond; December 2024 Long 53 6,658 (413)
Total $ (5,054)
Amounts in thousands except contracts.

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 9.00% Shares Held Value (000's)
Closed-End Funds - 2.21%
Cliffwater Enhanced Lending Fund 2,672,811 $ 29,294
Variant Alternative Income Fund 1,032,702 28,224
$ 57,518
Exchange-Traded Funds - 0.82%
iShares Broad USD High Yield Corporate Bond
ETF
233,200 8,659
iShares Core U.S. Aggregate Bond ETF 21,725 2,138
iShares J.P. Morgan USD Emerging Markets Bond
ETF
23,600 2,146
Vanguard Intermediate-Term Corporate Bond ETF 105,525 8,586
$ 21,529
Money Market Funds - 5.97%
BlackRock Liquidity FedFund - Institutional Class
4.75%
(a),(b)
12,835,401 12,835
Principal Government Money Market Fund - Class
R-6 4.75%
(a),(b),(c)
142,764,616 142,765
$ 155,600
TOTAL INVESTMENT COMPANIES $ 234,647
COMMON STOCKS - 2.04% Shares Held Value (000's)
Distribution & Wholesale - 0.00%
ATD New Holdings Inc
(d),(e)
385,347 $ —
Entertainment - 0.06%
Crown Finance US Inc - 1145 Shares
(d)
360 8
Crown Finance US Inc - 4A2 Shares
(d)
67,603 1,504
$ 1,512
Healthcare - Services - 0.01%
Sound Inpatient Physicians Inc - Class A
(d),(e)
4,387,648 243
Sound Inpatient Physicians Inc - Class A2
(d),(e)
204,373 204
$ 447
Iron & Steel - 0.57%
Specialty Steel Holdings, Inc.
(d),(e)
87 14,814
Mining - 1.22%
Arctic Canadian Diamond Co Ltd
(d),(e),(f)
6,589 1,038
Burgundy Diamond Mines Ltd
(d)
11,967,877 865
Real Alloy Holding Inc
(e)
362 29,907
$ 31,810
Miscellaneous Manufacturers - 0.16%
Utex Industries 120,675 4,209
Utex Industries - Warrants
(d)
53,725 —
$ 4,209
Retail - 0.00%
JOANN Inc
(d)
3,755 2
Semiconductors - 0.00%
Bright Bidco - 1145 Shares
(d)
10,688 5
Bright Bidco - 4A2 Shares
(d)
14,600 7
$ 12
Software - 0.02%
Avaya Holdings Corp
(d)
12,271 63
Avaya Holdings Corp
(d)
46,100 236
Skillsoft Corp
(d)
11,541 176
$ 475
TOTAL COMMON STOCKS $ 53,281
PREFERRED STOCKS - 1.08% Shares Held Value (000's)
Banks - 0.18%
KeyCorp 6.13%, 12/15/2026
(g)
45,339 $ 1,154
CME Term Secured Overnight Financing
Rate 3 Month + 4.15%
KeyCorp 6.20%, 12/15/2027
(g),(h)
7,500 187
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.13%
Morgan Stanley 4.25%, 01/15/2027
(g)
11,085 217
Morgan Stanley 5.85%, 04/15/2027
(g)
59,100 1,487
3 Month USD LIBOR + 3.49%
Morgan Stanley 6.50%, 10/15/2027
(g)
8,715 227
Northern Trust Corp 4.70%, 01/01/2025
(g)
4,858 108
Regions Financial Corp 5.70%, 05/15/2029
(g)
37,100 933
CME Term Secured Overnight Financing
Rate 3 Month + 3.41%
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Regions Financial Corp 6.95%, 09/15/2029
(g)
5,900 $ 152
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
Wells Fargo & Co 4.25%, 09/15/2026
(g)
7,000 136
Wells Fargo & Co 4.70%, 12/15/2025
(g)
7,070 148
$ 4,749
Diversified Financial Services - 0.10%
Affiliated Managers Group Inc 4.75%, 09/30/2060 2,874 57
Affiliated Managers Group Inc 5.88%, 03/30/2059 7,463 184
Capital One Financial Corp 4.80%, 06/01/2025
(g)
13,934 274
Stifel Financial Corp 4.50%, 08/15/2026
(g)
2,239 46
Voya Financial Inc 5.35%, 09/15/2029
(g)
77,215 1,976
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
$ 2,537
Electric - 0.32%
CMS Energy Corp 5.88%, 03/01/2079 159,839 3,942
DTE Energy Co 4.38%, 12/01/2081 6,005 123
DTE Energy Co 5.25%, 12/01/2077 35,000 823
Entergy Louisiana LLC 4.88%, 09/01/2066 9,359 210
NextEra Energy Capital Holdings Inc 5.65%,
03/01/2079
102,304 2,555
Southern Co/The 5.25%, 12/01/2077 30,863 740
$ 8,393
Food - 0.04%
Dairy Farmers of America Inc 7.88%,
12/01/2025
(g),(i)
10,000 975
Insurance - 0.06%
Allstate Corp/The 4.75%, 01/15/2025
(g)
4,065 89
Allstate Corp/The 5.10%, 01/15/2025
(g)
8,460 193
Equitable Holdings Inc 4.30%, 03/15/2026
(g)
5,055 96
Equitable Holdings Inc 5.25%, 12/15/2024
(g)
21,903 503
Prudential Financial Inc 5.63%, 08/15/2058 5,000 125
Prudential Financial Inc 5.95%, 09/01/2062 17,597 459
$ 1,465
REITs - 0.35%
Kimco Realty Corp 5.25%, 12/04/2024
(g)
5,967 137
Prologis Inc 8.54%, 11/13/2026
(g)
66,975 3,952
Public Storage 3.95%, 08/17/2026
(g)
6,233 116
Public Storage 4.00%, 06/16/2026
(g)
83,260 1,557
Public Storage 4.13%, 08/14/2025
(g)
80,000 1,574
Public Storage 4.63%, 06/17/2025
(g)
14,712 316
Public Storage 4.70%, 12/04/2024
(g)
25,200 554
Public Storage 5.60%, 12/04/2024
(g)
42,030 1,052
$ 9,258
Sovereign - 0.03%
CoBank ACB 6.20%, 01/01/2025
(g)
7,000 703
3 Month USD LIBOR + 3.74%
TOTAL PREFERRED STOCKS $ 28,080
BONDS - 71.15%
Principal
Amount (000's) Value (000's)
Advertising - 0.57%
Clear Channel Outdoor Holdings Inc
7.88%, 04/01/2030
(i)
$ 4,870 $ 4,965
9.00%, 09/15/2028
(i)
840 882
Interpublic Group of Cos Inc/The
5.38%, 06/15/2033 100 100
JCDecaux SE
2.63%, 04/24/2028 EUR 100 107
MMS USA Holdings Inc
1.25%, 06/13/2028 100 102
Omnicom Group Inc
4.20%, 06/01/2030 $ 100 97
5.30%, 11/01/2034
(h)
983 986

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Advertising (continued)
Outfront Media Capital LLC / Outfront Media
Capital Corp
4.25%, 01/15/2029
(i)
$ 1,350 $ 1,266
4.63%, 03/15/2030
(i)
2,250 2,093
5.00%, 08/15/2027
(h),(i)
4,225 4,161
WPP Finance SA
4.13%, 05/30/2028 EUR 100 112
$ 14,871
Aerospace & Defense - 1.04%
Airbus SE
1.63%, 06/09/2030 100 101
3.15%, 04/10/2027
(i)
$ 150 145
BAE Systems PLC
3.40%, 04/15/2030
(i)
200 185
5.50%, 03/26/2054
(i)
257 259
Boeing Co/The
2.95%, 02/01/2030 200 177
3.10%, 05/01/2026 200 193
3.38%, 06/15/2046 559 368
3.60%, 05/01/2034 362 304
3.75%, 02/01/2050 668 465
5.15%, 05/01/2030 673 664
5.71%, 05/01/2040 100 96
5.81%, 05/01/2050 514 484
5.93%, 05/01/2060 685 639
6.26%, 05/01/2027
(i)
517 529
6.86%, 05/01/2054
(i)
100 107
7.01%, 05/01/2064
(i)
50 54
F-Brasile SpA / F-Brasile US LLC
7.38%, 08/15/2026
(i)
1,990 1,990
GE Capital Funding LLC
4.55%, 05/15/2032 200 195
General Dynamics Corp
4.25%, 04/01/2050 125 107
General Electric Co
1.88%, 05/28/2027 EUR 200 212
HEICO Corp
5.35%, 08/01/2033 $ 100 101
L3Harris Technologies Inc
5.05%, 04/27/2045 100 94
5.25%, 06/01/2031 632 641
5.40%, 01/15/2027 100 102
5.40%, 07/31/2033 614 623
Lockheed Martin Corp
2.80%, 06/15/2050 150 99
4.75%, 02/15/2034 100 99
4.95%, 10/15/2025 150 151
5.90%, 11/15/2063 100 108
Northrop Grumman Corp
5.15%, 05/01/2040 150 147
5.25%, 05/01/2050 100 98
RTX Corp
3.75%, 11/01/2046 150 117
4.15%, 05/15/2045 150 125
4.45%, 11/16/2038 100 91
5.00%, 02/27/2026 200 201
5.38%, 02/27/2053 837 824
5.75%, 01/15/2029 200 208
TransDigm Inc
4.63%, 01/15/2029 25 24
4.88%, 05/01/2029 2,200 2,101
5.50%, 11/15/2027 5,550 5,501
6.63%, 03/01/2032
(h),(i)
4,600 4,678
6.88%, 12/15/2030
(i)
1,760 1,804
7.13%, 12/01/2031
(i)
1,775 1,837
$ 27,048
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Agriculture - 0.12%
Altria Group Inc
3.70%, 02/04/2051 $ 100 $ 70
4.00%, 02/04/2061
(h)
100 73
5.95%, 02/14/2049 100 101
Archer-Daniels-Midland Co
2.50%, 08/11/2026 200 193
4.50%, 08/15/2033 100 97
BAT Capital Corp
6.42%, 08/02/2033 200 213
7.08%, 08/02/2043 100 109
7.08%, 08/02/2053 50 55
BAT International Finance PLC
2.25%, 06/26/2028 GBP 100 116
5.93%, 02/02/2029 $ 200 207
BAT Netherlands Finance BV
3.13%, 04/07/2028 EUR 100 109
British American Tobacco PLC
3.75%, 06/27/2029
(g),(j)
100 105
EUR Swap Annual (VS 6 Month) 5 Year +
3.95%
Bunge Ltd Finance Corp
3.75%, 09/25/2027 $ 100 98
Cargill Inc
4.76%, 11/23/2045
(i)
100 91
Darling Ingredients Inc
6.00%, 06/15/2030
(i)
600 596
Imperial Brands Finance Netherlands BV
1.75%, 03/18/2033 EUR 100 91
Philip Morris International Inc
0.80%, 08/01/2031 100 91
2.88%, 05/14/2029 100 108
4.88%, 02/15/2028 $ 200 201
5.25%, 09/07/2028 75 77
5.50%, 09/07/2030 100 103
5.63%, 09/07/2033 200 206
$ 3,110
Airlines - 0.39%
American Airlines 2017-2 Class AA Pass Through
Trust
3.35%, 04/15/2031 130 122
American Airlines Group Inc
10.75%, PIK 12.00%; 02/15/2026
(i),(k),(l)
750 776
10.75%, PIK 10.75%; 02/15/2026
(i),(k),(l)
3,850 3,985
American Airlines Inc/AAdvantage Loyalty IP Ltd
5.75%, 04/20/2029
(i)
1,250 1,238
British Airways 2019-1 Class AA Pass Through
Trust
3.30%, 06/15/2034
(i)
79 73
British Airways 2020-1 Class A Pass Through Trust
4.25%, 05/15/2034
(i)
118 112
British Airways 2021-1 Class A Pass Through Trust
2.90%, 09/15/2036
(i)
856 757
Mileage Plus Holdings LLC / Mileage Plus
Intellectual Property Assets Ltd
6.50%, 06/20/2027
(i)
55 56
Qantas Airways Ltd
2.95%, 11/27/2029 AUD 200 114
Southwest Airlines Co
5.13%, 06/15/2027 $ 100 101
United Airlines 2023-1 Class A Pass Through Trust
5.80%, 07/15/2037 98 100
VistaJet Malta Finance PLC / Vista Management
Holding Inc
6.38%, 02/01/2030
(h),(i)
900 770
9.50%, 06/01/2028
(h),(i)
1,925 1,891
$ 10,095

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Apparel - 0.08%
Hanesbrands Inc
9.00%, 02/15/2031
(h),(i)
$ 1,100 $ 1,179
Kering SA
0.75%, 05/13/2028 EUR 100 101
3.63%, 09/05/2027 100 110
3.63%, 09/05/2031 100 109
LVMH Moet Hennessy Louis Vuitton SE
0.13%, 02/11/2028 300 300
NIKE Inc
3.25%, 03/27/2040 $ 100 79
3.38%, 03/27/2050 100 74
Tapestry Inc
3.05%, 03/15/2032 100 84
$ 2,036
Automobile Asset Backed Securities - 1.36%
Ally Auto Receivables Trust 2024-2
4.46%, 07/15/2027 1,375 1,373
AmeriCredit Automobile Receivables Trust 2022-2
4.38%, 04/18/2028 1,437 1,434
AmeriCredit Automobile Receivables Trust 2023-2
6.19%, 04/19/2027 2,729 2,744
AmeriCredit Automobile Receivables Trust 2024-1
5.75%, 02/18/2028 860 864
BMW Vehicle Owner Trust 2024-A
5.42%, 02/25/2027 1,900 1,908
Carmax Auto Owner Trust 2023-2
5.50%, 06/15/2026 637 637
Carmax Auto Owner Trust 2024-3
5.21%, 09/15/2027 1,500 1,506
Chase Auto Owner Trust 2024-1
5.48%, 04/26/2027
(i)
1,127 1,131
Chase Auto Owner Trust 2024-4
4.94%, 07/25/2029
(i)
653 656
5.25%, 09/27/2027
(i)
1,550 1,557
Ford Credit Auto Owner Trust 2022-A
1.29%, 06/15/2026 389 385
GM Financial Automobile Leasing Trust 2023-3
5.34%, 01/20/2026 468 468
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.45%
GM Financial Automobile Leasing Trust 2024-1
5.18%, 06/22/2026 1,161 1,163
GM Financial Automobile Leasing Trust 2024-3
5.36%, 01/20/2027 1,930 1,930
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.47%
GM Financial Consumer Automobile Receivables
Trust 2021-3
0.73%, 08/16/2027 4,000 3,893
GM Financial Consumer Automobile Receivables
Trust 2023-3
5.74%, 09/16/2026 317 318
Honda Auto Receivables 2023-2 Owner Trust
5.41%, 04/15/2026 497 498
Hyundai Auto Receivables Trust 2024-A
4.99%, 02/15/2029 1,000 1,008
Santander Drive Auto Receivables Trust 2023-5
6.31%, 07/15/2027 617 619
Santander Drive Auto Receivables Trust 2023-6
6.08%, 05/17/2027 2,393 2,400
Santander Drive Auto Receivables Trust 2024-1
5.71%, 02/16/2027 384 385
Santander Drive Auto Receivables Trust 2024-3
5.91%, 06/15/2027 1,590 1,596
Santander Drive Auto Receivables Trust 2024-4
5.41%, 07/15/2027 2,465 2,473
SBNA Auto Lease Trust 2024-B
5.67%, 11/20/2026
(i)
1,594 1,600
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
SBNA Auto Receivables Trust 2024-A
5.70%, 03/15/2027
(i)
$ 878 $ 880
Tesla Electric Vehicle Trust 2023-1
5.54%, 12/21/2026
(i)
1,075 1,078
Toyota Auto Receivables 2022-B Owner Trust
2.93%, 09/15/2026 498 494
Toyota Auto Receivables 2023-C Owner Trust
5.60%, 08/17/2026 553 554
$ 35,552
Automobile Manufacturers - 0.87%
American Honda Finance Corp
4.70%, 01/12/2028 200 201
BMW Finance NV
3.63%, 05/22/2035 EUR 150 165
BMW US Capital LLC
2.80%, 04/11/2026
(i)
$ 200 195
3.75%, 04/12/2028
(i)
200 193
Cummins Inc
5.15%, 02/20/2034 50 51
Daimler Truck Finance North America LLC
2.50%, 12/14/2031
(i)
260 221
5.13%, 09/25/2027
(i)
238 240
5.13%, 01/19/2028
(i)
456 459
5.38%, 06/25/2034
(i)
150 151
Daimler Truck International Finance BV
3.88%, 06/19/2026 EUR 100 110
Ford Motor Co
4.75%, 01/15/2043 $ 230 186
5.29%, 12/08/2046
(h)
200 175
Ford Motor Credit Co LLC
2.90%, 02/10/2029 200 179
3.38%, 11/13/2025 200 196
4.00%, 11/13/2030 3,250 2,935
4.27%, 01/09/2027 300 293
4.45%, 02/14/2030 EUR 100 110
5.11%, 05/03/2029 $ 1,578 1,536
General Motors Co
6.13%, 10/01/2025 200 202
6.25%, 10/02/2043 200 201
General Motors Financial Co Inc
2.70%, 06/10/2031 676 575
4.30%, 02/15/2029 EUR 100 112
5.60%, 06/18/2031 $ 699 704
5.75%, 02/08/2031 300 305
5.80%, 06/23/2028 200 205
5.80%, 01/07/2029 1,414 1,448
5.85%, 04/06/2030
(h)
788 808
6.10%, 01/07/2034 25 26
6.40%, 01/09/2033 100 105
General Motors Financial of Canada Ltd
5.20%, 02/09/2028 CAD 100 74
Honda Canada Finance Inc
4.87%, 09/23/2027 100 74
Honda Motor Co Ltd
2.97%, 03/10/2032 $ 100 89
Hyundai Capital America
1.65%, 09/17/2026
(h),(i)
200 189
4.30%, 09/24/2027
(i)
713 703
4.88%, 11/01/2027
(i),(m)
1,160 1,160
5.30%, 06/24/2029
(i)
708 714
5.35%, 03/19/2029
(i)
672 679
5.68%, 06/26/2028
(i)
250 255
6.50%, 01/16/2029
(i)
487 512
Mercedes-Benz Finance North America LLC
4.80%, 03/30/2028
(i)
200 200
5.05%, 08/03/2033
(i)
150 149
Mercedes-Benz Group AG
1.38%, 05/11/2028 EUR 200 207

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Mercedes-Benz International Finance BV
3.25%, 01/10/2032 EUR 100 $ 108
3.50%, 05/30/2026 300 329
Nissan Motor Co Ltd
4.81%, 09/17/2030
(i)
$ 200 185
PACCAR Financial Corp
4.45%, 03/30/2026 200 200
RCI Banque SA
1.13%, 01/15/2027 EUR 100 104
1.75%, 04/10/2026 100 106
3.88%, 01/12/2029 100 110
Stellantis Finance US Inc
5.63%, 01/12/2028
(h),(i)
$ 200 202
Stellantis NV
1.25%, 06/20/2033 EUR 150 129
2.75%, 05/15/2026 100 108
Toyota Credit Canada Inc
2.73%, 08/25/2025 CAD 200 143
Toyota Motor Corp
1.34%, 03/25/2026 $ 100 96
5.28%, 07/13/2026 200 203
Toyota Motor Credit Corp
1.90%, 04/06/2028 200 183
3.38%, 04/01/2030 100 93
3.85%, 07/24/2030 EUR 100 112
4.60%, 10/10/2031 $ 660 648
5.25%, 09/11/2028 200 204
Traton Finance Luxembourg SA
4.25%, 05/16/2028 EUR 100 111
Volkswagen Financial Services Overseas AG
0.88%, 01/31/2028 200 201
Volkswagen Group of America Finance LLC
3.75%, 05/13/2030
(i)
$ 200 185
4.90%, 08/14/2026
(i)
721 719
Volkswagen International Finance NV
1.25%, 09/23/2032 EUR 100 89
3.88%, 03/29/2026 200 219
4.13%, 11/16/2038 100 110
4.38%, 03/28/2031
(g),(j)
100 100
EUR Swap Annual (VS 6 Month) 9 Year +
3.36%
4.63%, 06/27/2028
(g),(j)
100 106
EUR Swap Annual (VS 6 Month) 10 Year +
3.98%
4.63%, 03/24/2026
(g),(j)
100 108
EUR Swap Annual (VS 6 Month) 12 Year +
2.97%
Volvo Treasury AB
3.88%, 08/29/2026 200 220
$ 22,723
Automobile Parts & Equipment - 0.73%
Aptiv PLC
1.60%, 09/15/2028 100 102
Aptiv PLC / Aptiv Global Financing DAC
4.65%, 09/13/2029 $ 320 311
5.15%, 09/13/2034 200 189
Cie Generale des Etablissements Michelin SCA
0.25%, 11/02/2032 EUR 100 86
Continental AG
2.50%, 08/27/2026 200 215
Dornoch Debt Merger Sub Inc
6.63%, 10/15/2029
(i)
$ 7,976 6,675
IHO Verwaltungs GmbH
8.00%, PIK 8.50%; 11/15/2032
(i),(k),(l)
3,025 3,035
LG Energy Solution Ltd
5.50%, 07/02/2034
(i)
2,000 1,983
Magna International Inc
4.38%, 03/17/2032 EUR 100 114
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment (continued)
Real Hero Merger Sub 2 Inc
6.25%, 02/01/2029
(i)
$ 7,135 $ 6,232
Robert Bosch GmbH
4.00%, 06/02/2035 EUR 100 112
$ 19,054
Banks - 11.69%
ABN AMRO Bank NV
2.47%, 12/13/2029
(i),(j)
$ 200 181
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%
3.88%, 12/21/2026 EUR 100 111
4.50%, 11/21/2034 100 117
4.80%, 04/18/2026
(i)
$ 200 199
AIB Group PLC
4.63%, 07/23/2029
(j)
EUR 100 114
EUR Swap Annual (VS 6 Month) 1 Year +
1.95%
ANZ New Zealand Int'l Ltd/London
5.36%, 08/14/2028
(i)
$ 200 204
Australia & New Zealand Banking Group Ltd
0.67%, 05/05/2031
(j)
EUR 100 104
EUR Swap Annual (VS 6 Month) 5 Year +
1.12%
4.20%, 03/31/2026 AUD 300 196
5.20%, 09/30/2035
(i),(j)
$ 200 195
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.47%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 06/15/2026
(g),(i),(j),(n)
2,600 2,635
USD Swap Rate NY 5 Year + 5.17%
Banca Transilvania SA
7.25%, 12/07/2028
(j)
EUR 575 669
Euribor Swap Rate 1 Year + 4.29%
Banco Bilbao Vizcaya Argentaria SA
0.13%, 03/24/2027
(j)
200 209
3 Month Euro Interbank Offered Rate +
0.52%
3.88%, 01/15/2034 100 112
4.63%, 01/13/2031
(j)
100 115
3 Month Euro Interbank Offered Rate +
1.70%
5.75%, 09/15/2033
(j)
100 115
Euribor Swap Rate 5 Year + 2.80%
9.38%, 03/19/2029
(g),(j),(n)
$ 1,500 1,624
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.10%
Banco de Sabadell SA
4.25%, 09/13/2030
(j)
EUR 100 112
Euribor Swap Rate 1 Year + 1.60%
Banco Santander Chile
3.18%, 10/26/2031
(h)
$ 150 133
Banco Santander SA
0.20%, 02/11/2028 EUR 100 99
1.72%, 09/14/2027
(j)
$ 200 188
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
3.22%, 11/22/2032
(j)
200 173
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.60%
3.75%, 01/09/2034 EUR 100 111
3.88%, 01/16/2028 100 111
3.88%, 04/22/2029 100 111
4.75%, 08/30/2028
(j)
GBP 100 128
Generic Britain 1 Year Government Bond +
2.50%
5.00%, 04/22/2034
(j)
EUR 100 113
Euribor Swap Rate 5 Year + 2.50%

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Banco Santander SA (continued)
5.59%, 08/08/2028 $ 200 $ 205
6.35%, 03/14/2034 1,800 1,868
9.63%, 11/21/2028
(g),(j),(n)
2,400 2,624
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
Bangkok Bank PCL/Hong Kong
5.30%, 09/21/2028 200 202
Bank Gospodarstwa Krajowego
5.75%, 07/09/2034
(i)
3,400 3,431
Bank of America Corp
1.10%, 05/24/2032
(j)
EUR 100 94
3 Month Euro Interbank Offered Rate +
0.95%
1.38%, 05/09/2030
(j)
100 100
3 Month Euro Interbank Offered Rate +
0.91%
1.73%, 07/22/2027
(j)
$ 200 190
Secured Overnight Financing Rate + 0.96%
2.59%, 04/29/2031
(j)
200 177
Secured Overnight Financing Rate + 2.15%
2.68%, 06/19/2041
(j)
25 18
Secured Overnight Financing Rate + 1.93%
2.97%, 07/21/2052
(j)
300 202
Secured Overnight Financing Rate + 1.56%
3.31%, 04/22/2042 881 681
Secured Overnight Financing Rate + 3.16%
3.42%, 12/20/2028
(j)
1,977 1,896
CME Term Secured Overnight Financing
Rate 3 Month + 1.30%
3.62%, 03/16/2028
(j)
CAD 200 143
Canadian Dollar Offered Rate 3 Month +
1.48%
3.65%, 03/31/2029
(j)
EUR 200 221
3 Month Euro Interbank Offered Rate +
3.67%
3.85%, 03/08/2037
(j)
$ 3,284 2,943
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
3.95%, 01/23/2049
(j)
100 81
CME Term Secured Overnight Financing
Rate 3 Month + 1.45%
3.97%, 02/07/2030
(j)
1,501 1,445
CME Term Secured Overnight Financing
Rate 3 Month + 1.47%
4.08%, 04/23/2040 1,367 1,189
CME Term Secured Overnight Financing
Rate 3 Month + 3.16%
4.08%, 03/20/2051
(j)
100 82
CME Term Secured Overnight Financing
Rate 3 Month + 3.41%
4.24%, 04/24/2038
(j)
200 181
CME Term Secured Overnight Financing
Rate 3 Month + 2.08%
4.25%, 10/22/2026 200 198
4.38%, 01/27/2027
(g),(j)
4,000 3,853
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.76%
4.57%, 04/27/2033
(j)
1,334 1,285
Secured Overnight Financing Rate + 1.83%
4.75%, 04/21/2045 200 182
5.02%, 07/22/2033
(j)
200 199
Secured Overnight Financing Rate + 2.16%
5.20%, 04/25/2029
(j)
100 101
Secured Overnight Financing Rate + 1.63%
5.43%, 08/15/2035
(j)
635 626
Secured Overnight Financing Rate + 1.91%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp (continued)
5.47%, 01/23/2035
(j)
$ 100 $ 101
Secured Overnight Financing Rate + 1.65%
5.52%, 10/25/2035
(j)
1,692 1,679
Secured Overnight Financing Rate + 1.74%
5.82%, 09/15/2029
(j)
100 103
Secured Overnight Financing Rate + 1.57%
5.87%, 09/15/2034
(j)
100 104
Secured Overnight Financing Rate + 1.84%
5.93%, 09/15/2027
(j)
300 306
Secured Overnight Financing Rate + 1.34%
6.11%, 01/29/2037 769 814
6.13%, 04/27/2027
(g),(j)
3,900 3,961
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
Bank of America NA
5.53%, 08/18/2026 400 407
Bank of Georgia JSC
9.50%, 07/16/2029
(g),(i),(j),(n)
2,500 2,446
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 5.62%
Bank of Ireland Group PLC
1.38%, 08/11/2031
(j)
EUR 100 105
EUR Swap Annual (VS 6 Month) 5 Year +
1.65%
4.63%, 11/13/2029
(j)
100 114
Euribor Swap Rate 1 Year + 1.55%
Bank of Montreal
3.65%, 04/01/2027 CAD 200 143
4.70%, 09/14/2027 $ 200 201
5.04%, 05/29/2028 CAD 200 149
7.70%, 05/26/2084
(j)
$ 800 837
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
Bank of New York Mellon Corp/The
3.70%, 03/20/2026
(g),(h),(j)
5,588 5,395
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
4.60%, 07/26/2030
(j)
200 198
Secured Overnight Financing Rate + 1.76%
4.70%, 09/20/2025
(g),(j)
2,000 1,983
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.36%
4.95%, 04/26/2027
(j)
100 100
Secured Overnight Financing Rate + 1.03%
4.97%, 04/26/2034
(j)
100 99
Secured Overnight Financing Rate + 1.61%
Bank of Nova Scotia/The
1.05%, 03/02/2026 100 95
1.85%, 11/02/2026 CAD 300 208
1.95%, 02/02/2027 $ 100 94
3.63%, 10/27/2081
(j)
1,500 1,364
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
4.50%, 12/16/2025 200 199
4.59%, 05/04/2037 1,677 1,558
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.10%
5.65%, 02/01/2034 921 954
8.00%, 01/27/2084
(j)
3,000 3,170
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.02%
8.63%, 10/27/2082
(j)
1,000 1,071
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.39%
BankUnited Inc
4.88%, 11/17/2025 1,077 1,074
5.13%, 06/11/2030 822 792

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Banque Federative du Credit Mutuel SA
0.10%, 10/08/2027 EUR 100 $ 100
0.75%, 01/17/2030 100 95
1.88%, 11/04/2026 200 212
3.75%, 02/03/2034 100 110
4.13%, 06/14/2033 100 114
4.38%, 05/02/2030 100 113
Barclays PLC
3.33%, 11/24/2042
(j)
$ 200 149
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
3.56%, 09/23/2035
(j)
1,781 1,582
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
4.92%, 08/08/2030
(j)
EUR 100 115
EUR Swap Annual (VS 6 Month) 1 Year +
1.75%
4.94%, 09/10/2030
(j)
$ 1,330 1,315
Secured Overnight Financing Rate + 1.56%
5.09%, 06/20/2030
(j)
300 295
3 Month USD LIBOR + 3.05%
5.26%, 01/29/2034
(j)
EUR 100 119
EUR Swap Annual (VS 6 Month) 1 Year +
2.55%
6.50%, 09/13/2027
(j)
$ 400 411
Secured Overnight Financing Rate + 1.88%
6.69%, 09/13/2034
(j)
200 216
Secured Overnight Financing Rate + 2.62%
8.41%, 11/14/2032
(j)
GBP 100 137
Generic Britain 5 Year Government Bond +
4.75%
9.63%, 12/15/2029
(g),(h),(j),(n)
$ 2,000 2,201
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 5.78%
BBVA Bancomer SA/Texas
8.45%, 06/29/2038
(i),(j),(n)
1,000 1,052
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.66%
8.45%, 06/29/2038
(j),(n)
275 289
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.66%
BNP Paribas SA
0.13%, 09/04/2026 EUR 200 207
0.50%, 01/19/2030
(j)
200 192
3 Month Euro Interbank Offered Rate +
0.83%
1.32%, 01/13/2027
(i),(j)
$ 632 604
Secured Overnight Financing Rate + 1.00%
1.38%, 05/28/2029 EUR 100 100
1.68%, 06/30/2027
(i),(j)
$ 1,891 1,792
Secured Overnight Financing Rate + 0.91%
2.50%, 03/31/2032
(j)
EUR 100 106
Euribor Swap Rate 5 Year + 1.60%
2.88%, 02/24/2029 GBP 100 118
3.88%, 02/23/2029
(j)
EUR 200 223
3 Month Euro Interbank Offered Rate +
0.78%
4.13%, 05/24/2033 100 115
4.16%, 08/28/2034
(j)
100 109
Euribor Swap Rate 5 Year + 1.70%
5.20%, 01/10/2030
(i),(j)
$ 200 200
CME Term Secured Overnight Financing
Rate 3 Month + 2.83%
5.34%, 06/12/2029
(i),(j)
200 202
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.50%
5.50%, 05/20/2030
(i),(j)
200 203
Secured Overnight Financing Rate + 1.59%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
BNP Paribas SA (continued)
5.75%, 06/13/2032 GBP 100 $ 130
7.38%, 08/19/2025
(g),(i),(j),(n)
$ 5,000 5,021
USD Swap Semi-Annual 5 Year + 5.15%
BOI Finance BV
7.50%, 02/16/2027 EUR 1,175 1,221
BPCE SA
0.25%, 01/14/2031 100 90
0.50%, 02/24/2027 100 103
1.63%, 03/02/2029
(j)
100 103
3 Month Euro Interbank Offered Rate +
1.10%
2.25%, 03/02/2032
(j)
100 105
EUR Swap Annual (VS 6 Month) 5 Year +
1.75%
2.50%, 11/30/2032
(j)
GBP 100 116
ICE Swap Rate GBP SONIA 5 Year + 1.83%
3.50%, 10/23/2027
(i)
$ 250 239
3.58%, 10/19/2042
(i),(j)
950 705
Secured Overnight Financing Rate + 1.95%
3.63%, 04/17/2026 EUR 100 110
4.00%, 11/29/2032 100 113
4.25%, 01/11/2035
(j)
100 112
3 Month Euro Interbank Offered Rate +
1.85%
4.63%, 03/02/2030
(j)
100 113
3 Month Euro Interbank Offered Rate +
1.60%
4.88%, 04/01/2026
(i)
$ 250 248
Burgan Bank SAK
2.75%, 12/15/2031
(j)
2,750 2,539
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.23%
CaixaBank SA
0.63%, 01/21/2028
(j)
EUR 200 207
3 Month Euro Interbank Offered Rate +
0.62%
3.75%, 09/07/2029 100 112
4.38%, 08/08/2036
(j)
100 109
Euribor Swap Rate 5 Year + 1.95%
5.67%, 03/15/2030
(i),(j)
$ 200 203
Secured Overnight Financing Rate + 1.78%
Canadian Imperial Bank of Commerce
0.05%, 10/15/2026 CHF 100 114
0.28%, 02/03/2027 100 114
3.45%, 04/07/2027 $ 200 195
5.35%, 04/20/2033
(j)
CAD 100 74
Canadian Overnight Repo Rate Average
Compounded Index + 2.23%
5.50%, 01/14/2028 300 226
Citibank NA
4.93%, 08/06/2026 $ 958 964
5.57%, 04/30/2034 847 872
Citigroup Inc
0.50%, 11/01/2028 CHF 200 227
1.46%, 06/09/2027
(j)
$ 100 95
Secured Overnight Financing Rate + 0.77%
1.75%, 10/23/2026 GBP 100 121
2.52%, 11/03/2032
(j)
$ 200 169
Secured Overnight Financing Rate + 1.18%
2.57%, 06/03/2031 782 686
Secured Overnight Financing Rate + 4.21%
2.67%, 01/29/2031
(j)
300 266
Secured Overnight Financing Rate + 1.15%
2.90%, 11/03/2042
(j)
332 240
Secured Overnight Financing Rate + 1.38%
3.11%, 04/08/2026
(j)
993 984
Secured Overnight Financing Rate + 2.84%

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc (continued)
3.71%, 09/22/2028
(j)
EUR 200 $ 221
3 Month Euro Interbank Offered Rate +
1.25%
3.79%, 03/17/2033
(j)
$ 1,824 1,658
Secured Overnight Financing Rate + 1.94%
3.88%, 02/18/2026
(g),(j)
3,000 2,899
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%
4.00%, 12/10/2025
(g),(j)
1,500 1,460
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.60%
4.45%, 09/29/2027 1,140 1,126
4.66%, 05/24/2028
(j)
200 199
Secured Overnight Financing Rate + 1.89%
4.70%, 01/30/2025
(g),(j)
1,000 994
Secured Overnight Financing Rate + 3.23%
5.17%, 02/13/2030
(j)
200 201
Secured Overnight Financing Rate + 1.36%
5.30%, 05/06/2044 100 97
5.41%, 09/19/2039
(j)
1,248 1,208
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.73%
5.45%, 06/11/2035
(j)
100 101
Secured Overnight Financing Rate + 1.45%
5.88%, 02/22/2033 1,515 1,569
6.17%, 05/25/2034 590 611
Secured Overnight Financing Rate + 5.32%
6.27%, 11/17/2033
(j)
100 106
Secured Overnight Financing Rate + 2.34%
Citizens Financial Group Inc
2.64%, 09/30/2032 1,826 1,488
4.00%, 10/06/2026
(g),(h),(j)
1,000 948
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.65%, 10/06/2025
(g),(h),(j)
2,100 2,081
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
5.72%, 07/23/2032
(j)
945 954
Secured Overnight Financing Rate + 1.91%
5.84%, 01/23/2030
(j)
100 102
Secured Overnight Financing Rate + 2.01%
Comerica Inc
5.98%, 01/30/2030
(j)
100 101
Secured Overnight Financing Rate + 2.16%
Commerzbank AG
1.50%, 08/28/2028 EUR 100 104
4.00%, 03/23/2026 100 110
4.88%, 10/16/2034
(j)
100 111
Euribor Swap Rate 5 Year + 2.15%
5.13%, 01/18/2030
(j)
100 116
3 Month Euro Interbank Offered Rate +
2.40%
Commonwealth Bank of Australia
2.55%, 03/14/2027
(i)
$ 300 287
3.74%, 09/12/2039
(i)
200 164
6.70%, 03/15/2038
(j)
AUD 200 138
3 Month Bank Bill Swap Rate + 2.45%
Cooperatieve Rabobank UA
0.88%, 05/05/2028
(j)
EUR 300 309
3 Month Euro Interbank Offered Rate +
1.18%
1.00%, 09/24/2026
(i),(j)
$ 2,951 2,847
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.73%
1.25%, 03/23/2026 EUR 100 107
3.75%, 07/21/2026 $ 250 245
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Cooperatieve Rabobank UA (continued)
3.76%, 04/06/2033
(i),(j)
$ 250 $ 228
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.42%
4.63%, 05/23/2029 GBP 100 124
Cooperatieve Rabobank UA/NY
4.33%, 08/28/2026 $ 518 518
Credit Agricole SA
0.88%, 01/14/2032 EUR 100 90
1.25%, 01/26/2027
(i),(j)
$ 1,054 1,006
Secured Overnight Financing Rate + 0.89%
2.00%, 03/25/2029 EUR 200 205
3.75%, 01/22/2034 100 110
3.88%, 11/28/2034 100 112
4.00%, 10/12/2026
(j)
200 220
3 Month Euro Interbank Offered Rate +
1.35%
4.00%, 01/10/2033
(i),(j)
$ 250 237
USD Swap Semi-Annual 5 Year + 1.64%
4.00%, 01/18/2033 EUR 100 113
4.88%, 10/23/2029 GBP 100 128
5.30%, 07/12/2028
(i)
$ 557 565
8.13%, 12/23/2025
(g),(i),(j),(n)
5,000 5,129
USD Swap Semi-Annual 5 Year + 6.19%
Credit Agricole SA/London
1.75%, 03/05/2029 EUR 200 204
Credit Mutuel Arkea SA
0.88%, 05/07/2027 200 207
1.13%, 05/23/2029 100 99
1.25%, 06/11/2029
(j)
100 101
3 Month Euro Interbank Offered Rate +
1.50%
Crelan SA
6.00%, 02/28/2030
(j)
100 119
Euribor Swap Rate 1 Year + 2.85%
Danske Bank A/S
3.24%, 12/20/2025
(i),(j)
$ 699 697
3 Month USD LIBOR + 1.59%
4.13%, 01/10/2031
(j)
EUR 100 113
EUR Swap Annual (VS 6 Month) 1 Year +
1.25%
4.38%, 05/18/2026
(g),(j),(n)
$ 3,000 2,912
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
Deutsche Bank AG
1.63%, 01/20/2027 EUR 200 210
3.75%, 01/15/2030
(j)
200 221
3 Month Euro Interbank Offered Rate +
1.25%
Deutsche Bank AG/New York NY
2.13%, 11/24/2026
(j)
$ 200 194
Secured Overnight Financing Rate + 1.87%
3.74%, 01/07/2033
(j)
1,150 990
Secured Overnight Financing Rate + 2.26%
5.00%, 09/11/2030
(j)
1,178 1,160
Secured Overnight Financing Rate + 1.70%
6.72%, 01/18/2029
(j)
190 198
Secured Overnight Financing Rate + 3.18%
7.08%, 02/10/2034
(j)
225 236
Secured Overnight Financing Rate + 3.65%
Deutsche Pfandbriefbank AG
4.38%, 08/28/2026 EUR 100 109
Development Bank of Japan Inc
1.75%, 02/18/2025
(i)
$ 1,520 1,507
DIB Sukuk Ltd
4.80%, 08/16/2028 300 301

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
DNB Bank ASA
0.25%, 02/23/2029
(j)
EUR 100 $ 99
3 Month Euro Interbank Offered Rate +
0.53%
3.63%, 02/16/2027
(j)
200 219
3 Month Euro Interbank Offered Rate +
0.63%
Erste Group Bank AG
0.10%, 11/16/2028
(j)
200 199
3 Month Euro Interbank Offered Rate +
0.52%
Federation des Caisses Desjardins du Quebec
5.48%, 08/16/2028 CAD 200 152
Fifth Third Bancorp
6.36%, 10/27/2028
(j)
$ 200 207
Secured Overnight Financing Rate + 2.19%
First Horizon Bank
5.75%, 05/01/2030
(h)
2,245 2,241
Goldman Sachs Group Inc/The
0.88%, 01/21/2030 EUR 200 193
1.09%, 12/09/2026
(j)
$ 400 384
Secured Overnight Financing Rate + 0.79%
1.25%, 02/07/2029 EUR 100 100
1.43%, 03/09/2027
(j)
$ 300 287
Secured Overnight Financing Rate + 0.80%
1.54%, 09/10/2027
(j)
1,233 1,161
Secured Overnight Financing Rate + 0.82%
2.38%, 07/21/2032
(j)
988 833
Secured Overnight Financing Rate + 1.25%
3.10%, 02/24/2033
(j)
150 131
Secured Overnight Financing Rate + 1.41%
3.21%, 04/22/2042 1,161 877
Secured Overnight Financing Rate + 3.03%
3.63%, 10/29/2029
(j)
GBP 100 122
Generic Britain 1 Year Government Bond +
1.95%
4.02%, 10/31/2038
(j)
$ 200 174
CME Term Secured Overnight Financing
Rate 3 Month + 1.63%
4.22%, 05/01/2029
(j)
992 969
CME Term Secured Overnight Financing
Rate 3 Month + 1.56%
4.39%, 06/15/2027
(j)
200 199
Secured Overnight Financing Rate + 1.51%
4.69%, 10/23/2030
(j)
438 432
Secured Overnight Financing Rate + 1.14%
4.95%, 02/10/2025
(g),(j)
2,000 1,988
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.15%, 05/22/2045 100 96
5.33%, 07/23/2035
(j)
100 100
Secured Overnight Financing Rate + 1.55%
5.73%, 04/25/2030
(j)
100 103
Secured Overnight Financing Rate + 1.27%
5.85%, 04/25/2035 753 781
Secured Overnight Financing Rate + 3.10%
6.45%, 05/01/2036 50 54
6.56%, 10/24/2034
(j)
100 109
Secured Overnight Financing Rate + 1.95%
6.75%, 10/01/2037 2,161 2,371
7.50%, 05/10/2029
(g),(j)
1,700 1,783
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.81%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Holdings PLC
3.45%, 09/25/2030
(j)
EUR 100 $ 109
3 Month Euro Interbank Offered Rate +
1.19%
3.97%, 05/22/2030
(j)
$ 200 191
CME Term Secured Overnight Financing
Rate 3 Month + 1.87%
4.79%, 03/10/2032
(j)
EUR 100 116
3 Month Euro Interbank Offered Rate +
1.55%
5.60%, 05/17/2028
(j)
$ 200 203
Secured Overnight Financing Rate + 1.06%
5.73%, 05/17/2032
(j)
1,310 1,343
Secured Overnight Financing Rate + 1.52%
5.89%, 08/14/2027
(j)
200 204
Secured Overnight Financing Rate + 1.57%
6.16%, 03/09/2029
(j)
300 310
Secured Overnight Financing Rate + 1.97%
6.33%, 03/09/2044 1,281 1,385
Secured Overnight Financing Rate + 5.30%
6.36%, 11/16/2032
(j)
EUR 100 117
EUR Swap Annual (VS 6 Month) 5 Year +
3.30%
6.55%, 06/20/2034
(j)
$ 200 212
Secured Overnight Financing Rate + 2.98%
6.80%, 06/01/2038 100 108
8.11%, 11/03/2033
(j)
600 692
Secured Overnight Financing Rate + 4.25%
8.20%, 11/16/2034
(j)
GBP 150 210
Generic Britain 5 Year Government Bond +
4.55%
Huntington Bancshares Inc/OH
4.45%, 10/15/2027
(g),(j)
$ 3,100 2,964
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 07/15/2030
(g),(j)
1,000 996
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
Huntington National Bank/The
4.55%, 05/17/2028
(j)
250 248
Secured Overnight Financing Rate + 1.65%
ING Groep NV
0.88%, 06/09/2032
(j)
EUR 100 102
Euribor Swap Rate 5 Year + 1.15%
1.40%, 07/01/2026
(i),(j)
$ 2,589 2,524
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%
1.75%, 02/16/2031
(j)
EUR 100 100
3 Month Euro Interbank Offered Rate +
1.15%
3.88%, 08/12/2029
(j)
100 111
3 Month Euro Interbank Offered Rate +
1.72%
4.02%, 03/28/2028
(j)
$ 200 196
Secured Overnight Financing Rate + 1.83%
4.25%, 03/28/2033
(j)
200 188
Secured Overnight Financing Rate + 2.07%
4.75%, 05/23/2034
(j)
EUR 100 117
3 Month Euro Interbank Offered Rate +
1.90%
5.00%, 02/20/2035
(j)
100 114
Euribor Swap Rate 5 Year + 2.20%
5.75%, 11/16/2026
(g),(j),(n)
$ 2,600 2,571
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%
6.11%, 09/11/2034
(j)
355 373
Secured Overnight Financing Rate + 2.09%

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Intesa Sanpaolo SpA
2.50%, 01/15/2030 GBP 100 $ 112
4.00%, 09/23/2029
(i)
$ 200 189
4.38%, 08/29/2027 EUR 200 225
5.13%, 08/29/2031 100 119
6.63%, 06/20/2033
(i)
$ 200 212
7.78%, 06/20/2054
(i),(j)
1,612 1,774
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.90%
JPMorgan Chase & Co
0.60%, 02/17/2033
(j)
EUR 100 89
3 Month Euro Interbank Offered Rate +
0.65%
1.05%, 11/04/2032
(j)
200 186
3 Month Euro Interbank Offered Rate +
0.87%
1.47%, 09/22/2027
(j)
$ 300 282
Secured Overnight Financing Rate + 0.77%
1.58%, 04/22/2027
(j)
200 191
Secured Overnight Financing Rate + 0.89%
2.01%, 03/13/2026
(j)
1,685 1,666
CME Term Secured Overnight Financing
Rate 3 Month + 1.59%
2.07%, 06/01/2029
(j)
3,465 3,149
Secured Overnight Financing Rate + 1.02%
2.52%, 04/22/2031
(j)
300 265
Secured Overnight Financing Rate + 2.04%
2.53%, 11/19/2041
(j)
3,573 2,498
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.55%, 11/08/2032
(j)
420 358
Secured Overnight Financing Rate + 1.18%
3.54%, 05/01/2028 674 654
CME Term Secured Overnight Financing
Rate 3 Month + 3.28%
3.65%, 06/01/2026
(g),(j)
7,500 7,259
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
3.78%, 02/01/2028
(j)
400 391
CME Term Secured Overnight Financing
Rate 3 Month + 1.60%
3.88%, 07/24/2038
(j)
200 174
CME Term Secured Overnight Financing
Rate 3 Month + 1.62%
3.96%, 11/15/2048
(j)
100 82
CME Term Secured Overnight Financing
Rate 3 Month + 1.64%
4.51%, 10/22/2028
(j)
709 704
Secured Overnight Financing Rate + 0.86%
4.59%, 04/26/2033
(j)
200 194
Secured Overnight Financing Rate + 1.80%
4.85%, 02/01/2044 100 95
4.91%, 07/25/2033
(j)
382 378
Secured Overnight Financing Rate + 2.08%
4.95%, 06/01/2045 100 94
5.01%, 01/23/2030
(j)
300 301
Secured Overnight Financing Rate + 1.31%
5.29%, 07/22/2035
(j)
100 101
Secured Overnight Financing Rate + 1.46%
5.30%, 07/24/2029
(j)
400 406
Secured Overnight Financing Rate + 1.45%
5.34%, 01/23/2035
(j)
200 202
Secured Overnight Financing Rate + 1.62%
5.72%, 09/14/2033
(j)
150 154
Secured Overnight Financing Rate + 2.58%
5.77%, 04/22/2035
(j)
100 104
Secured Overnight Financing Rate + 1.49%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co (continued)
6.25%, 10/23/2034 $ 1,937 $ 2,081
Secured Overnight Financing Rate + 3.62%
6.88%, 06/01/2029
(g),(j)
800 845
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.74%
KBC Group NV
4.38%, 11/23/2027
(j)
EUR 100 112
3 Month Euro Interbank Offered Rate +
1.70%
4.75%, 04/17/2035
(j)
100 112
EUR Swap Annual (VS 6 Month) 5 Year +
2.25%
5.80%, 01/19/2029
(i),(j)
$ 200 204
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.10%
KeyBank NA/Cleveland OH
3.40%, 05/20/2026 1,046 1,018
4.90%, 08/08/2032 1,115 1,065
KeyCorp
2.25%, 04/06/2027 100 94
2.55%, 10/01/2029 200 178
KeyCorp Capital III
7.75%, 07/15/2029 795 823
Lloyds Bank Corporate Markets PLC
2.38%, 04/09/2026 EUR 100 108
Lloyds Banking Group PLC
1.99%, 12/15/2031
(j)
GBP 100 120
Generic Britain 5 Year Government Bond +
1.60%
2.00%, 04/12/2028
(j)
100 119
Generic Britain 1 Year Government Bond +
1.18%
3.88%, 05/14/2032
(j)
EUR 100 110
Euribor Swap Rate 1 Year + 1.18%
5.68%, 01/05/2035
(j)
$ 626 634
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%
5.72%, 06/05/2030
(j)
593 607
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.07%
5.87%, 03/06/2029
(j)
200 205
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
7.50%, 09/27/2025
(g),(j),(n)
300 303
USD Swap Rate NY 5 Year + 4.50%
7.95%, 11/15/2033
(j)
200 227
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.75%
8.00%, 09/27/2029
(g),(h),(j),(n)
3,000 3,126
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.91%
M&T Bank Corp
3.50%, 09/01/2026
(g),(j)
3,000 2,729
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
5.05%, 01/27/2034
(j)
100 96
Secured Overnight Financing Rate + 1.85%
Macquarie Bank Ltd
3.05%, 03/03/2036
(i),(j)
200 172
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.70%
5.21%, 06/15/2026
(i)
200 202
Macquarie Group Ltd
3.76%, 11/28/2028
(i),(j)
100 97
3 Month USD LIBOR + 1.37%
5.49%, 11/09/2033
(i),(j)
100 102
Secured Overnight Financing Rate + 2.87%

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Mediobanca Banca di Credito Finanziario SpA
1.00%, 07/17/2029
(j)
EUR 100 $ 100
3 Month Euro Interbank Offered Rate +
0.90%
Mitsubishi UFJ Financial Group Inc
0.85%, 07/19/2029 200 195
1.54%, 07/20/2027
(j)
$ 200 190
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.75%
5.43%, 04/17/2035
(j)
200 203
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%
Mizuho Financial Group Inc
1.98%, 09/08/2031
(j)
300 253
CME Term Secured Overnight Financing
Rate 3 Month + 1.53%
2.56%, 09/13/2031 1,443 1,216
3.98%, 05/21/2034 EUR 100 111
4.16%, 05/20/2028 100 112
5.67%, 05/27/2029
(j)
$ 200 205
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.50%
5.78%, 07/06/2029
(j)
1,959 2,014
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.65%
Morgan Stanley
0.50%, 02/07/2031
(j)
EUR 200 187
3 Month Euro Interbank Offered Rate +
0.72%
0.99%, 12/10/2026
(j)
$ 200 192
Secured Overnight Financing Rate + 0.72%
1.51%, 07/20/2027
(j)
300 284
Secured Overnight Financing Rate + 0.86%
1.59%, 05/04/2027
(j)
570 543
Secured Overnight Financing Rate + 0.88%
2.48%, 09/16/2036
(j)
274 223
Secured Overnight Financing Rate + 1.36%
2.51%, 10/20/2032
(j)
200 170
Secured Overnight Financing Rate + 1.20%
3.22%, 04/22/2042
(j)
1,185 912
Secured Overnight Financing Rate + 1.49%
3.59%, 07/22/2028 2,195 2,128
3 Month USD LIBOR + 1.34%
3.62%, 04/01/2031 725 678
Secured Overnight Financing Rate + 6.24%
3.95%, 04/23/2027 200 196
4.65%, 10/18/2030
(j)
314 310
Secured Overnight Financing Rate + 1.10%
4.81%, 10/25/2028
(j)
EUR 300 342
3 Month Euro Interbank Offered Rate +
1.76%
5.17%, 01/16/2030
(j)
$ 2,100 2,118
Secured Overnight Financing Rate + 1.45%
5.30%, 04/20/2037 1,321 1,296
Secured Overnight Financing Rate + 5.24%
5.32%, 07/19/2035 627 629
Secured Overnight Financing Rate + 3.11%
5.42%, 07/21/2034
(j)
250 253
Secured Overnight Financing Rate + 1.88%
5.60%, 03/24/2051
(j)
200 208
Secured Overnight Financing Rate + 4.84%
5.79%, 11/18/2033
(j)
GBP 100 133
SONIA Interest Rate Benchmark + 2.25%
5.83%, 04/19/2035
(j)
$ 100 104
Secured Overnight Financing Rate + 1.58%
5.94%, 02/07/2039
(j)
1,335 1,354
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.80%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley (continued)
6.63%, 11/01/2034
(j)
$ 100 $ 110
Secured Overnight Financing Rate + 2.05%
Morgan Stanley Bank NA
4.75%, 04/21/2026 300 301
5.50%, 05/26/2028
(j)
460 468
Secured Overnight Financing Rate + 0.87%
National Australia Bank Ltd
1.25%, 05/18/2026 EUR 100 106
1.70%, 09/15/2031
(j)
GBP 100 120
Generic Britain 5 Year Government Bond +
1.40%
2.13%, 05/24/2028 EUR 100 106
2.33%, 08/21/2030
(i)
$ 250 214
4.20%, 05/12/2026 AUD 200 131
National Bank of Canada
5.30%, 11/03/2025 CAD 200 146
5.43%, 08/16/2032
(j)
100 74
Canadian Overnight Repo Rate Average +
2.32%
National Bank of Uzbekistan
8.50%, 07/05/2029 $ 1,275 1,307
NatWest Group PLC
1.64%, 06/14/2027
(j)
709 673
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
2.06%, 11/09/2028
(j)
GBP 100 118
Generic Britain 1 Year Government Bond +
1.27%
3.03%, 11/28/2035
(j)
$ 2,320 2,012
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%
3.07%, 05/22/2028
(j)
200 191
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.55%
3.62%, 03/29/2029
(j)
GBP 100 122
Generic Britain 1 Year Government Bond +
2.10%
4.77%, 02/16/2029
(j)
EUR 100 114
3 Month Euro Interbank Offered Rate +
1.83%
4.96%, 08/15/2030
(j)
$ 986 979
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.22%
6.02%, 03/02/2034
(h),(j)
200 209
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.10%
NatWest Markets PLC
0.13%, 11/12/2025 EUR 200 211
Nordea Bank Abp
0.50%, 05/14/2027 100 103
2.88%, 08/24/2032 100 105
5.38%, 09/22/2027
(i)
$ 1,170 1,191
Northern Trust Corp
3.15%, 05/03/2029 100 94
Nykredit Realkredit AS
4.00%, 07/17/2028 EUR 100 111
Oldenburgische Landesbank AG
5.63%, 02/02/2026 100 111
OP Corporate Bank plc
0.25%, 03/24/2026 150 157
0.38%, 06/16/2028 100 99
PNC Financial Services Group Inc/The
2.60%, 07/23/2026 $ 300 290
4.63%, 06/06/2033
(h),(j)
100 96
Secured Overnight Financing Rate + 1.85%
5.07%, 01/24/2034
(j)
100 99
Secured Overnight Financing Rate + 1.93%

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
PNC Financial Services Group Inc/The (continued)
5.49%, 05/14/2030
(j)
$ 100 $ 102
Secured Overnight Financing Rate + 1.20%
6.20%, 09/15/2027
(g),(j)
500 504
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%
6.25%, 03/15/2030
(g),(j)
1,800 1,802
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 2.81%
Raiffeisen Bank International AG
1.38%, 06/17/2033
(j)
EUR 100 98
Euribor Swap Rate 5 Year + 1.60%
Regions Financial Corp
5.50%, 09/06/2035
(j)
$ 792 785
Secured Overnight Financing Rate + 2.06%
5.72%, 06/06/2030
(j)
755 766
Secured Overnight Financing Rate + 1.49%
5.75%, 06/15/2025
(g),(j)
1,000 997
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
7.38%, 12/10/2037 1,119 1,261
Royal Bank of Canada
1.40%, 11/02/2026 200 188
2.13%, 04/26/2029 EUR 100 104
2.14%, 11/03/2031
(j)
CAD 200 139
Canadian Dollar Offered Rate 3 Month +
0.61%
2.94%, 05/03/2032
(j)
150 105
Canadian Dollar Offered Rate 3 Month +
0.76%
5.15%, 02/01/2034 $ 200 201
5.20%, 07/20/2026 200 202
5.34%, 06/23/2026 CAD 200 147
6.35%, 11/24/2084
(j),(m)
$ 1,500 1,446
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.26%
Santander Holdings USA Inc
3.24%, 10/05/2026 100 97
6.57%, 06/12/2029
(j)
100 104
Secured Overnight Financing Rate + 2.70%
Santander UK Group Holdings PLC
6.53%, 01/10/2029
(j)
200 208
Secured Overnight Financing Rate + 2.60%
Skandinaviska Enskilda Banken AB
3.75%, 02/07/2028 EUR 125 138
Societe Generale SA
0.50%, 06/12/2029
(j)
200 195
3 Month Euro Interbank Offered Rate +
0.95%
1.13%, 06/30/2031
(j)
200 208
EUR Swap Annual (VS 6 Month) 5 Year +
1.60%
2.63%, 05/30/2029 100 106
3.63%, 03/01/2041
(i)
$ 200 138
6.45%, 01/12/2027
(i),(j)
200 202
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
6.69%, 01/10/2034
(i),(j)
200 211
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.95%
8.00%, 09/29/2025
(g),(i),(j),(n)
1,000 1,013
USD Swap Rate NY 5 Year + 5.87%
8.50%, 03/25/2034
(g),(i),(j),(n)
600 600
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.15%
10.00%, 11/14/2028
(g),(i),(j),(n)
200 213
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.45%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Sovcombank Via Sovcom Capital DAC - Escrow
0.00%, 12/31/2049
(d)
$ 230 $ —
Standard Chartered PLC
1.46%, 01/14/2027
(i),(j)
300 287
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%
3.27%, 02/18/2036
(i),(j)
200 175
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.30%
4.75%, 01/14/2031
(g),(j),(n)
1,575 1,378
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.81%
4.87%, 05/10/2031
(j)
EUR 100 116
EUR Swap Annual (VS 6 Month) 1 Year +
1.85%
6.10%, 01/11/2035
(h),(i),(j)
$ 200 208
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.10%
State Street Corp
4.14%, 12/03/2029
(j)
200 195
CME Term Secured Overnight Financing
Rate 3 Month + 1.29%
5.27%, 08/03/2026 100 101
6.70%, 03/15/2029
(g),(j)
500 515
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
6.70%, 09/15/2029
(g),(h),(j)
2,800 2,876
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
Sumitomo Mitsui Financial Group Inc
1.55%, 06/15/2026 EUR 200 213
5.72%, 09/14/2028 $ 400 413
5.81%, 09/14/2033
(h)
200 210
5.84%, 07/09/2044 472 487
5.88%, 07/13/2026 200 204
6.18%, 07/13/2043 100 110
Sumitomo Mitsui Trust Bank Ltd
2.80%, 03/10/2027
(i)
200 191
4.45%, 09/10/2027
(i)
763 758
Svenska Handelsbanken AB
0.13%, 11/03/2026 EUR 200 206
2.63%, 09/05/2029 100 107
5.00%, 03/02/2028 AUD 300 198
Swedbank AB
0.20%, 01/12/2028 EUR 200 198
1.54%, 11/16/2026
(i)
$ 1,805 1,701
7.75%, 03/17/2030
(g),(j),(n)
200 209
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.66%
Texas Capital Bancshares Inc
4.00%, 05/06/2031
(j)
545 518
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.15%
Toronto-Dominion Bank/The
1.20%, 06/03/2026 300 284
2.00%, 09/10/2031
(h)
100 84
2.55%, 08/03/2027 EUR 100 108
2.67%, 09/09/2025 CAD 200 142
3.20%, 03/10/2032 $ 100 89
4.48%, 01/18/2028 CAD 200 147
4.68%, 01/08/2029 200 148
8.13%, 10/31/2082
(j)
$ 1,300 1,370
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.08%
Truist Financial Corp
3.88%, 03/19/2029 100 95
4.12%, 06/06/2028
(j)
200 197
Secured Overnight Financing Rate + 1.37%

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Truist Financial Corp (continued)
5.10%, 03/01/2030
(g),(j)
$ 500 $ 485
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.35%
5.71%, 01/24/2035
(j)
100 102
Secured Overnight Financing Rate + 1.92%
5.90%, 10/28/2026
(j)
200 202
Secured Overnight Financing Rate + 1.63%
6.67%, 03/01/2025
(g),(j)
5,000 4,973
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
Turkiye Vakiflar Bankasi TAO
8.99%, 10/05/2034
(i),(j)
1,300 1,343
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.67%
UBS AG/Stamford CT
1.25%, 08/07/2026 300 283
7.50%, 02/15/2028 873 941
UBS Group AG
0.88%, 11/03/2031 EUR 200 182
1.00%, 06/24/2027
(j)
200 210
Euribor Swap Rate 1 Year + 1.05%
1.49%, 08/10/2027
(i)
$ 1,385 1,302
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
1.88%, 11/03/2029
(j)
GBP 200 226
SONIA Interest Rate Benchmark + 0.96%
3.87%, 01/12/2029
(i),(j)
$ 400 387
3 Month USD LIBOR + 1.41%
4.38%, 02/10/2031
(g),(i),(j),(n)
1,200 1,014
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%
4.63%, 03/17/2028
(j)
EUR 200 224
Euribor Swap Rate 1 Year + 1.15%
4.75%, 05/12/2028
(i),(j)
$ 1,313 1,306
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%
4.88%, 05/15/2045 250 231
5.43%, 02/08/2030
(i),(j)
1,158 1,174
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.52%
6.88%, 08/07/2025
(g),(j),(n)
3,000 3,005
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.59%
7.00%, 02/19/2025
(g),(j),(n)
3,000 3,004
USD Swap Semi-Annual 5 Year + 4.87%
9.02%, 11/15/2033
(i),(j)
330 407
Secured Overnight Financing Rate + 5.02%
UniCredit SpA
0.85%, 01/19/2031 EUR 100 93
4.30%, 01/23/2031
(j)
200 224
3 Month Euro Interbank Offered Rate +
1.80%
United Overseas Bank Ltd/Sydney
4.64%, 03/16/2026 AUD 200 131
US Bancorp
1.38%, 07/22/2030 $ 100 83
2.49%, 11/03/2036
(j)
3,156 2,583
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
3.00%, 07/30/2029 100 92
3.70%, 01/15/2027
(g),(j)
7,000 6,561
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%
5.73%, 10/21/2026
(j)
200 202
Secured Overnight Financing Rate + 1.43%
5.84%, 06/12/2034
(j)
200 207
Secured Overnight Financing Rate + 2.26%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Wells Fargo & Co
1.00%, 02/02/2027 EUR 200 $ 208
2.50%, 05/02/2029 GBP 100 115
2.57%, 02/11/2031
(j)
$ 654 580
CME Term Secured Overnight Financing
Rate 3 Month + 1.26%
2.88%, 10/30/2030
(j)
441 400
CME Term Secured Overnight Financing
Rate 3 Month + 1.43%
3.07%, 04/30/2041 1,777 1,335
Secured Overnight Financing Rate + 5.06%
3.53%, 03/24/2028
(j)
400 388
Secured Overnight Financing Rate + 1.51%
3.90%, 05/01/2045 100 81
3.90%, 03/15/2026
(g),(j)
4,000 3,874
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
4.15%, 01/24/2029 200 195
4.40%, 06/14/2046 100 83
4.48%, 04/04/2031
(j)
200 195
CME Term Secured Overnight Financing
Rate 3 Month + 4.03%
4.61%, 04/25/2053
(j)
100 88
Secured Overnight Financing Rate + 2.13%
4.75%, 12/07/2046 100 87
5.39%, 04/24/2034
(j)
730 735
Secured Overnight Financing Rate + 2.02%
5.50%, 01/23/2035
(j)
302 306
Secured Overnight Financing Rate + 1.78%
5.56%, 07/25/2034
(j)
100 102
Secured Overnight Financing Rate + 1.99%
5.57%, 07/25/2029
(j)
200 204
Secured Overnight Financing Rate + 1.74%
5.61%, 01/15/2044 692 681
5.71%, 04/22/2028
(j)
3,052 3,111
Secured Overnight Financing Rate + 1.07%
Wells Fargo Bank NA
6.60%, 01/15/2038 250 278
Westpac Banking Corp
2.96%, 11/16/2040
(h)
150 109
3.02%, 11/18/2036
(j)
100 85
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.53%
4.60%, 02/16/2026 AUD 100 66
5.46%, 11/18/2027 $ 200 205
Westpac Securities NZ Ltd/London
0.43%, 12/14/2026 EUR 150 155
Zions Bancorp NA
3.25%, 10/29/2029 $ 3,237 2,844
$ 304,784
Beverages - 0.33%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
3.65%, 02/01/2026 115 114
4.90%, 02/01/2046 1,881 1,756
Anheuser-Busch InBev SA/NV
2.70%, 03/31/2026 EUR 100 109
2.75%, 03/17/2036 200 202
2.88%, 04/02/2032 100 106
Anheuser-Busch InBev Worldwide Inc
4.35%, 06/01/2040 $ 200 181
5.00%, 06/15/2034
(h)
100 100
5.45%, 01/23/2039 100 102
5.55%, 01/23/2049 25 26
5.80%, 01/23/2059 100 106
CCEP Finance Ireland DAC
1.50%, 05/06/2041 EUR 100 79

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
Coca-Cola Co/The
0.50%, 03/09/2033 EUR 100 $ 88
0.95%, 05/06/2036 100 84
1.50%, 03/05/2028
(h)
$ 200 182
1.65%, 06/01/2030 200 172
2.25%, 01/05/2032 200 173
2.50%, 03/15/2051 100 62
5.20%, 01/14/2055 50 50
Constellation Brands Inc
4.35%, 05/09/2027 425 421
4.90%, 05/01/2033 200 196
Diageo Capital PLC
2.00%, 04/29/2030 200 174
Diageo Finance PLC
2.50%, 03/27/2032 EUR 100 104
2.75%, 06/08/2038 GBP 100 98
Heineken NV
1.50%, 10/03/2029 EUR 100 102
1.75%, 03/17/2031 100 100
JDE Peet's NV
0.63%, 02/09/2028 100 100
Keurig Dr Pepper Inc
3.80%, 05/01/2050 $ 100 77
4.05%, 04/15/2032
(h)
150 142
Molson Coors Beverage Co
3.00%, 07/15/2026 200 195
PepsiCo Inc
0.88%, 07/18/2028 EUR 200 203
2.25%, 03/19/2025 $ 1,005 996
2.63%, 10/21/2041 100 71
3.00%, 10/15/2027 400 386
3.38%, 07/29/2049 200 148
3.60%, 02/18/2028 511 499
3.90%, 07/18/2032 564 536
4.00%, 03/05/2042 274 237
Pernod Ricard SA
1.75%, 04/08/2030 EUR 100 101
3.75%, 09/15/2033 100 110
$ 8,688
Biotechnology - 0.29%
Amgen Inc
3.15%, 02/21/2040 $ 1,652 1,262
4.05%, 08/18/2029 200 194
4.40%, 05/01/2045 261 223
4.40%, 02/22/2062 50 41
4.66%, 06/15/2051 200 175
5.15%, 03/02/2028 690 699
5.25%, 03/02/2030 301 307
5.25%, 03/02/2033 200 202
5.50%, 12/07/2026 GBP 100 130
5.60%, 03/02/2043 $ 200 200
5.65%, 03/02/2053 492 495
5.75%, 03/02/2063 620 621
Biogen Inc
3.15%, 05/01/2050 100 65
CSL Finance PLC
4.63%, 04/27/2042
(i)
100 91
Gilead Sciences Inc
4.15%, 03/01/2047 200 167
5.25%, 10/15/2033 200 204
5.55%, 10/15/2053 489 501
Royalty Pharma PLC
2.15%, 09/02/2031 1,261 1,045
3.35%, 09/02/2051 100 66
5.15%, 09/02/2029 432 435
5.90%, 09/02/2054 532 529
$ 7,652
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials - 0.91%
Aliaxis Finance SA
0.88%, 11/08/2028 EUR 100 $ 97
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/2028
(h),(i)
$ 1,880 1,978
Carrier Global Corp
3.38%, 04/05/2040 1,041 822
3.58%, 04/05/2050 100 75
4.13%, 05/29/2028 EUR 100 112
Cie de Saint-Gobain SA
2.38%, 10/04/2027 100 107
3.50%, 01/18/2029 100 110
CRH SMW Finance DAC
4.25%, 07/11/2035 100 114
5.20%, 05/21/2029 $ 2,367 2,399
Eco Material Technologies Inc
7.88%, 01/31/2027
(i)
3,650 3,674
EMRLD Borrower LP / Emerald Co-Issuer Inc
6.63%, 12/15/2030
(i)
2,760 2,807
Heidelberg Materials Finance Luxembourg SA
1.63%, 04/07/2026 EUR 200 214
Holcim Finance Luxembourg SA
0.50%, 11/29/2026 175 181
Johnson Controls International plc
4.25%, 05/23/2035 100 115
Johnson Controls International plc / Tyco Fire &
Security Finance SCA
1.75%, 09/15/2030 $ 200 169
Lennox International Inc
5.50%, 09/15/2028 1,009 1,033
Martin Marietta Materials Inc
2.40%, 07/15/2031 666 571
5.50%, 12/01/2054
(m)
543 531
Mohawk Capital Finance SA
1.75%, 06/12/2027 EUR 100 106
Oscar AcquisitionCo LLC / Oscar Finance Inc
9.50%, 04/15/2030
(i)
$ 5,850 5,715
Owens Corning
3.40%, 08/15/2026 100 98
3.95%, 08/15/2029 100 96
5.50%, 06/15/2027 422 430
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(i)
1,425 1,413
Trane Technologies Financing Ltd
3.80%, 03/21/2029 150 145
5.10%, 06/13/2034 432 437
Vulcan Materials Co
3.50%, 06/01/2030 100 93
$ 23,642
Chemicals - 0.79%
Air Liquide Finance SA
0.38%, 05/27/2031 EUR 100 92
Akzo Nobel NV
2.00%, 03/28/2032 100 98
Albemarle Corp
5.05%, 06/01/2032
(h)
$ 100 97
BASF SE
4.50%, 03/08/2035 EUR 100 116
Bayport Polymers LLC
5.14%, 04/14/2032
(i)
$ 100 95
Celanese US Holdings LLC
5.34%, 01/19/2029 EUR 100 115
6.17%, 07/15/2027 $ 150 153
CF Industries Inc
5.38%, 03/15/2044 1,345 1,269
Dow Chemical Co/The
1.13%, 03/15/2032 EUR 100 92
4.38%, 11/15/2042 $ 100 85
4.80%, 05/15/2049 100 87

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Dow Chemical Co/The (continued)
5.60%, 02/15/2054 $ 640 $ 628
DuPont de Nemours Inc
5.32%, 11/15/2038 30 31
Eastman Chemical Co
5.00%, 08/01/2029
(h)
458 459
5.75%, 03/08/2033 803 825
Ecolab Inc
2.70%, 12/15/2051 1,106 698
3.95%, 12/01/2047 100 83
5.25%, 01/15/2028
(h)
649 663
FMC Corp
5.15%, 05/18/2026 150 150
International Flavors & Fragrances Inc
4.38%, 06/01/2047 75 60
LANXESS AG
0.00%, 09/08/2027
(d)
EUR 200 199
Linde Inc/CT
3.20%, 01/30/2026 $ 200 197
Linde PLC
0.38%, 09/30/2033 EUR 100 85
1.00%, 03/31/2027 100 104
3.50%, 06/04/2034 100 110
LYB International Finance BV
4.88%, 03/15/2044 $ 150 133
Nutrien Ltd
2.95%, 05/13/2030 250 227
5.20%, 06/21/2027 456 462
Orbia Advance Corp SAB de CV
2.88%, 05/11/2031 200 166
RPM International Inc
2.95%, 01/15/2032 372 326
Sasol Financing USA LLC
8.75%, 05/03/2029
(i)
1,675 1,722
8.75%, 05/03/2029 450 463
SCIH Salt Holdings Inc
6.63%, 05/01/2029
(i)
6,000 5,825
Sherwin-Williams Co/The
2.20%, 03/15/2032 100 84
4.80%, 09/01/2031 419 415
Sociedad Quimica y Minera de Chile SA
6.50%, 11/07/2033
(i)
1,775 1,853
6.50%, 11/07/2033 300 313
Solvay Finance America LLC
5.65%, 06/04/2029
(i)
1,042 1,066
Westlake Corp
3.38%, 08/15/2061 1,010 633
4.38%, 11/15/2047 100 82
Yara International ASA
4.75%, 06/01/2028
(i)
200 198
$ 20,559
Coal - 0.13%
SunCoke Energy Inc
4.88%, 06/30/2029
(i)
3,650 3,296
Commercial Mortgage Backed Securities - 1.25%
Bayview Commercial Asset Trust 2005-3
5.33%, 11/25/2035
(i)
530 505
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.59%
5.45%, 11/25/2035
(i)
407 394
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.71%
Bayview Commercial Asset Trust 2006-2
5.20%, 07/25/2036
(i)
406 389
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.46%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Bayview Commercial Asset Trust 2006-4
5.20%, 12/25/2036
(i)
$ 645 $ 615
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.46%
Bayview Commercial Asset Trust 2007-4
5.53%, 09/25/2037
(i)
557 529
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.79%
BBCMS 2018-TALL Mortgage Trust
5.72%, 03/15/2037
(i)
1,470 1,382
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.92%
Benchmark 2019-B15 Mortgage Trust
2.93%, 12/15/2072 740 661
Benchmark 2019-B9 Mortgage Trust
4.02%, 03/15/2052 3,460 3,287
Benchmark 2020-B20 Mortgage Trust
2.03%, 10/15/2053 658 543
Benchmark 2021-B27 Mortgage Trust
2.39%, 07/15/2054 464 386
Benchmark 2022-B34 Mortgage Trust
3.79%, 04/15/2055
(k)
2,641 2,372
BX Commercial Mortgage Trust 2020-VIV2
3.54%, 03/09/2044
(i),(k)
200 177
BX Commercial Mortgage Trust 2020-VIV4
2.84%, 03/09/2044
(i)
1,500 1,328
BX Commercial Mortgage Trust 2021-ACNT
5.77%, 11/15/2038
(i)
1,045 1,041
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.96%
BX Trust 2019-OC11
3.94%, 12/09/2041
(i),(k)
1,750 1,586
Citigroup Commercial Mortgage Trust 2014-GC23
4.39%, 07/10/2047
(k)
715 674
COMM 2018-COR3 Mortgage Trust
4.23%, 05/10/2051 2,107 2,011
COMM 2024-277P Mortgage Trust
6.34%, 08/10/2044
(i)
1,484 1,528
EQT Trust 2024-EXTR
5.33%, 07/05/2041
(i),(k)
1,050 1,051
FRESB 2019-SB63 Mortgage Trust
0.75%, 04/25/2039
(k),(o)
11,355 441
FRESB 2020-SB76 Mortgage Trust
1.15%, 05/25/2030
(k),(o)
7,104 271
FRESB 2020-SB77 Mortgage Trust
0.88%, 06/25/2040
(k),(o)
13,810 412
Harvest Commercial Capital Loan Trust 2019-1
4.64%, 09/25/2046
(i),(k)
2,000 1,815
Harvest Commercial Capital Loan Trust 2024-1
6.16%, 10/25/2056 1,994 1,995
J.P. Morgan Chase Commercial Mortgage Securities
Trust 2024-OMNI
5.80%, 10/05/2039
(i),(k)
1,007 1,018
JP Morgan Chase Commercial Mortgage Securities
Trust 2006-CIBC17
5.49%, 12/12/2043
(k)
4,010 2,622
MHC Commercial Mortgage Trust 2021-MHC
5.72%, 04/15/2038
(i)
1,105 1,102
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.92%
MKT 2020-525M Mortgage Trust
2.69%, 02/12/2040
(i)
1,400 1,177
Taubman Centers Commercial Mortgage Trust
2022-DPM
6.99%, 05/15/2037
(i)
865 869
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.19%

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
WFRBS Commercial Mortgage Trust 2014-C21
3.89%, 08/15/2047 $ 394 $ 384
$ 32,565
Commercial Services - 2.07%
Abertis Infraestructuras SA
4.13%, 01/31/2028 EUR 100 111
4.13%, 08/07/2029 100 112
Adani International Container Terminal Pvt Ltd
3.00%, 02/16/2031 $ 2,781 2,416
Adani Ports & Special Economic Zone Ltd
4.00%, 07/30/2027 200 190
AMN Healthcare Inc
4.63%, 10/01/2027
(i)
1,925 1,855
APRR SA
1.25%, 01/18/2028 EUR 100 103
Arval Service Lease SA/France
4.00%, 09/22/2026 100 110
Ashtead Capital Inc
5.55%, 05/30/2033
(i)
$ 200 199
ASTM SpA
1.00%, 11/25/2026 EUR 200 208
Autoroutes du Sud de la France SA
1.25%, 01/18/2027 100 105
2.75%, 09/02/2032 100 104
Autostrade per l'Italia SpA
5.13%, 06/14/2033 100 116
Block Financial LLC
3.88%, 08/15/2030 $ 100 94
Champions Financing Inc
8.75%, 02/15/2029
(h),(i)
2,750 2,776
Duke University
2.76%, 10/01/2050 100 67
Edenred SE
3.63%, 12/13/2026 EUR 100 110
Equifax Inc
5.10%, 06/01/2028 $ 200 201
EquipmentShare.com Inc
8.00%, 03/15/2033
(i)
1,575 1,590
8.63%, 05/15/2032
(i)
2,725 2,811
ERAC USA Finance LLC
4.90%, 05/01/2033
(i)
200 198
Ford Foundation/The
2.82%, 06/01/2070 1,165 699
Global Payments Inc
2.90%, 11/15/2031 200 173
GXO Logistics Inc
6.25%, 05/06/2029 607 627
6.50%, 05/06/2034 100 104
Holding d'Infrastructures de Transport SASU
1.63%, 09/18/2029 EUR 100 100
ISS Global A/S
0.88%, 06/18/2026 100 105
Massachusetts Institute of Technology
3.07%, 04/01/2052 $ 100 71
Mersin Uluslararasi Liman Isletmeciligi AS
8.25%, 11/15/2028 650 672
Moody's Corp
2.75%, 08/19/2041 100 71
Motability Operations Group PLC
2.38%, 03/14/2032 GBP 100 107
3.63%, 07/24/2029 EUR 100 110
Movida Europe SA
7.85%, 04/11/2029
(i)
$ 2,400 2,276
PayPal Holdings Inc
2.65%, 10/01/2026
(h)
100 97
5.05%, 06/01/2052 100 95
President and Fellows of Harvard College
3.75%, 11/15/2052 100 81
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Prime Security Services Borrower LLC / Prime
Finance Inc
6.25%, 01/15/2028
(i)
$ 1,000 $ 999
PROG Holdings Inc
6.00%, 11/15/2029
(i)
4,500 4,350
Quanta Services Inc
2.35%, 01/15/2032 743 624
2.90%, 10/01/2030 695 625
3.05%, 10/01/2041 643 467
4.75%, 08/09/2027 442 441
5.25%, 08/09/2034 442 439
Raven Acquisition Holdings LLC
6.88%, 11/15/2031
(i),(m)
425 424
RELX Finance BV
0.50%, 03/10/2028 EUR 100 101
Rentokil Initial Finance BV
3.88%, 06/27/2027 100 110
S&P Global Inc
2.70%, 03/01/2029 $ 786 726
3.70%, 03/01/2052 100 77
4.75%, 08/01/2028 100 101
Shift4 Payments LLC / Shift4 Payments Finance
Sub Inc
6.75%, 08/15/2032
(i)
1,050 1,077
Sotheby's
7.38%, 10/15/2027
(h),(i)
6,650 6,472
Teranet Holdings LP
3.72%, 02/23/2029 CAD 100 69
Thomas Jefferson University
3.85%, 11/01/2057 $ 50 38
Transurban Finance Co Pty Ltd
3.00%, 04/08/2030 EUR 100 107
4.56%, 11/14/2028 CAD 100 72
Transurban Queensland Finance Pty Ltd
3.25%, 08/05/2031 AUD 100 57
Triton Container International Ltd
2.05%, 04/15/2026
(i)
$ 1,747 1,666
3.15%, 06/15/2031
(i)
962 820
University of Miami
4.06%, 04/01/2052 100 82
University of Southern California
4.98%, 10/01/2053 50 49
Upbound Group Inc
6.38%, 02/15/2029
(i)
4,575 4,353
Verisk Analytics Inc
4.00%, 06/15/2025 8 8
VT Topco Inc
8.50%, 08/15/2030
(i)
3,995 4,205
Wand NewCo 3 Inc
7.63%, 01/30/2032
(i)
5,085 5,256
Wolters Kluwer NV
0.75%, 07/03/2030 EUR 100 96
ZipRecruiter Inc
5.00%, 01/15/2030
(i)
$ 1,325 1,195
$ 53,970
Computers - 0.72%
Accenture Capital Inc
4.50%, 10/04/2034 521 504
Amentum Holdings Inc
7.25%, 08/01/2032
(i)
2,025 2,097
Apple Inc
0.70%, 02/08/2026 200 191
1.38%, 05/24/2029 EUR 100 103
1.40%, 08/05/2028 $ 1,742 1,565
1.65%, 02/08/2031 100 85
2.45%, 08/04/2026 300 290
2.65%, 05/11/2050 1,268 824
2.70%, 08/05/2051 464 301

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
Apple Inc (continued)
2.85%, 08/05/2061 $ 200 $ 126
3.35%, 08/08/2032
(h)
200 185
3.45%, 02/09/2045 200 159
3.95%, 08/08/2052 100 83
4.15%, 05/10/2030 100 99
4.45%, 05/06/2044 200 188
ASGN Inc
4.63%, 05/15/2028
(i)
2,075 1,981
Booz Allen Hamilton Inc
5.95%, 08/04/2033 100 105
Capgemini SE
1.13%, 06/23/2030 EUR 100 97
2.00%, 04/15/2029 100 104
Dell International LLC / EMC Corp
3.38%, 12/15/2041 $ 1,138 855
4.35%, 02/01/2030 1,278 1,242
5.25%, 02/01/2028 100 102
5.75%, 02/01/2033 150 156
8.10%, 07/15/2036 930 1,124
DXC Capital Funding DAC
0.95%, 09/15/2031 EUR 100 88
Fortinet Inc
1.00%, 03/15/2026 $ 200 190
Fortress Intermediate 3 Inc
7.50%, 06/01/2031
(i)
725 754
Hewlett Packard Enterprise Co
1.75%, 04/01/2026 1,288 1,234
4.45%, 09/25/2026 454 452
5.25%, 07/01/2028 200 203
5.60%, 10/15/2054 904 870
HP Inc
1.45%, 06/17/2026 200 190
5.50%, 01/15/2033
(h)
100 102
International Business Machines Corp
0.88%, 02/09/2030 EUR 100 97
2.20%, 02/09/2027 $ 200 190
3.38%, 02/06/2027 EUR 100 110
3.43%, 02/09/2052 $ 200 142
4.00%, 02/06/2043 EUR 100 111
4.50%, 02/06/2026 $ 200 200
5.10%, 02/06/2053 100 95
Kyndryl Holdings Inc
4.10%, 10/15/2041 100 79
Leidos Inc
4.38%, 05/15/2030 885 853
Lenovo Group Ltd
3.42%, 11/02/2030 200 181
Western Digital Corp
2.85%, 02/01/2029 100 88
$ 18,795
Consumer Products - 0.01%
Kimberly-Clark Corp
2.00%, 11/02/2031 100 85
3.20%, 07/30/2046 100 72
Reckitt Benckiser Treasury Services PLC
3.63%, 09/14/2028 EUR 100 111
$ 268
Cosmetics & Personal Care - 0.20%
Colgate-Palmolive Co
0.30%, 11/10/2029 100 96
Estee Lauder Cos Inc/The
4.38%, 05/15/2028 $ 651 646
5.15%, 05/15/2053
(h)
100 98
Haleon Netherlands Capital BV
2.13%, 03/29/2034 EUR 100 97
Haleon UK Capital PLC
3.13%, 03/24/2025 $ 1,160 1,152
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Cosmetics & Personal Care (continued)
Haleon US Capital LLC
3.38%, 03/24/2027 $ 250 $ 243
3.63%, 03/24/2032 1,310 1,200
High Ridge Brands - Escrow
0.00%, 03/15/2025
(d),(e),(f)
15,607 —
Kenvue Inc
5.10%, 03/22/2043 100 99
Prestige Brands Inc
3.75%, 04/01/2031
(i)
200 178
Procter & Gamble Co/The
3.25%, 08/02/2026 EUR 200 220
4.05%, 01/26/2033 $ 200 194
Unilever Capital Corp
2.13%, 09/06/2029 535 478
5.00%, 12/08/2033 100 101
Unilever Finance Netherlands BV
1.38%, 09/04/2030 EUR 300 301
$ 5,103
Credit Card Asset Backed Securities - 0.84%
American Express Credit Account Master Trust
0.90%, 11/15/2026 $ 2,000 1,997
3.39%, 05/15/2027 1,900 1,886
4.65%, 07/15/2029 1,305 1,311
4.87%, 05/15/2028 1,215 1,221
BA Credit Card Trust
3.53%, 11/15/2027 2,000 1,986
4.93%, 05/15/2029 910 920
Barclays Dryrock Issuance Trust
3.07%, 02/15/2028 1,585 1,572
Capital One Multi-Asset Execution Trust
1.04%, 11/15/2026 3,000 2,995
2.80%, 03/15/2027 2,000 1,985
3.49%, 05/15/2027 1,886 1,874
Discover Card Execution Note Trust
3.32%, 05/15/2027 2,060 2,044
3.56%, 07/15/2027 2,000 1,984
$ 21,775
Distribution & Wholesale - 0.12%
Ritchie Bros Holdings Inc
7.75%, 03/15/2031
(i)
925 975
Sumitomo Corp
1.55%, 07/06/2026 200 189
Telecommunications co Telekom Srbija AD
Belgrade
7.00%, 10/28/2029
(i)
825 827
Velocity Vehicle Group LLC
8.00%, 06/01/2029
(i)
1,100 1,133
$ 3,124
Diversified Financial Services - 3.14%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
3.30%, 01/30/2032 150 132
3.85%, 10/29/2041 150 120
Air Lease Corp
5.30%, 02/01/2028 150 152
5.85%, 12/15/2027 200 206
Ally Financial Inc
4.75%, 06/09/2027 300 298
6.70%, 02/14/2033
(h)
1,800 1,808
American Express Co
3.13%, 05/20/2026 100 98
3.55%, 09/15/2026
(g),(j)
7,500 7,099
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
5.10%, 02/16/2028
(j)
1,250 1,260
Secured Overnight Financing Rate + 1.00%
5.28%, 07/27/2029
(j)
400 406
Secured Overnight Financing Rate + 1.28%

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Aviation Capital Group LLC
6.25%, 04/15/2028
(i)
$ 100 $ 103
Avolon Holdings Funding Ltd
2.53%, 11/18/2027
(i)
200 185
Azorra Finance Ltd
7.75%, 04/15/2030
(i)
3,275 3,236
Blackstone Holdings Finance Co LLC
1.63%, 08/05/2028
(i)
200 178
2.85%, 08/05/2051
(i)
100 62
Blue Owl Finance LLC
3.13%, 06/10/2031 100 86
Bread Financial Holdings Inc
7.00%, 01/15/2026
(i)
939 936
9.75%, 03/15/2029
(i)
5,150 5,440
Burford Capital Global Finance LLC
9.25%, 07/01/2031
(i)
4,925 5,275
Caja de Compensacion de Asignacion Familiar de
Los Andes
7.00%, 07/30/2029
(i)
2,450 2,503
Cantor Fitzgerald LP
4.50%, 04/14/2027
(i)
100 98
Capital One Financial Corp
1.65%, 06/12/2029 EUR 100 100
3.80%, 01/31/2028 $ 100 97
3.95%, 09/01/2026
(g),(h),(j)
500 471
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
4.93%, 05/10/2028
(j)
150 150
Secured Overnight Financing Rate + 2.06%
6.38%, 06/08/2034
(j)
200 210
Secured Overnight Financing Rate + 2.86%
Charles Schwab Corp/The
1.15%, 05/13/2026 200 190
3.30%, 04/01/2027 100 97
4.00%, 06/01/2026
(g),(j)
5,000 4,798
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
5.64%, 05/19/2029
(j)
100 102
Secured Overnight Financing Rate + 2.21%
6.14%, 08/24/2034
(j)
100 106
Secured Overnight Financing Rate + 2.01%
CI Financial Corp
3.20%, 12/17/2030 100 85
CMB International Leasing Management Ltd
2.88%, 02/04/2031 200 178
CME Group Inc
5.30%, 09/15/2043 100 102
Credit Acceptance Corp
9.25%, 12/15/2028
(i)
3,975 4,206
Deutsche Boerse AG
0.00%, 02/22/2026
(d)
EUR 100 105
Discover Financial Services
4.10%, 02/09/2027 $ 200 197
Drawbridge Special Opportunities Fund LP /
Drawbridge Special Opportunities Finance Corp
3.88%, 02/15/2026
(i)
800 775
Euronext NV
0.13%, 05/17/2026 EUR 200 209
Focus Financial Partners LLC
6.75%, 09/15/2031
(i)
$ 4,210 4,182
Ford Credit Canada Co/Canada
2.96%, 09/16/2026 CAD 100 70
IGM Financial Inc
6.00%, 12/10/2040 100 81
Intercontinental Exchange Inc
1.85%, 09/15/2032 $ 200 160
3.00%, 09/15/2060 100 62
4.95%, 06/15/2052 870 815
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Intercontinental Exchange Inc (continued)
5.20%, 06/15/2062 $ 721 $ 695
Invesco Finance PLC
3.75%, 01/15/2026 100 99
Jefferies Financial Group Inc
2.63%, 10/15/2031 100 85
Lazard Group LLC
4.38%, 03/11/2029 100 98
Lseg Netherlands BV
0.25%, 04/06/2028 EUR 200 199
Mastercard Inc
1.90%, 03/15/2031 $ 300 257
4.35%, 01/15/2032 935 911
Nasdaq Inc
0.90%, 07/30/2033 EUR 100 87
5.35%, 06/28/2028 $ 100 102
5.95%, 08/15/2053 359 373
6.10%, 06/28/2063 310 325
Nationstar Mortgage Holdings Inc
5.50%, 08/15/2028
(i)
1,925 1,878
6.50%, 08/01/2029
(i)
2,000 2,000
7.13%, 02/01/2032
(i)
1,575 1,610
Nomura Holdings Inc
2.17%, 07/14/2028 200 180
3.00%, 01/22/2032 200 172
OneMain Finance Corp
4.00%, 09/15/2030 2,525 2,223
7.13%, 11/15/2031 1,425 1,441
7.50%, 05/15/2031 1,925 1,969
7.88%, 03/15/2030 1,800 1,874
ORIX Corp
5.20%, 09/13/2032 50 50
Oxford Finance LLC / Oxford Finance Co-Issuer
II Inc
6.38%, 02/01/2027
(i)
4,450 4,384
Raymond James Financial Inc
4.65%, 04/01/2030 200 200
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer
Inc
3.88%, 03/01/2031
(i)
4,375 3,897
4.00%, 10/15/2033
(i)
1,075 927
Sagen MI Canada Inc
3.26%, 03/05/2031 CAD 100 64
SIX Finance Luxembourg SA
0.00%, 12/02/2025
(d)
EUR 100 105
SOCAR Turkey Enerji AS via Steas Funding 1 DAC
7.23%, 03/17/2026 $ 1,800 1,791
StoneX Group Inc
7.88%, 03/01/2031
(i)
1,650 1,736
Synchrony Financial
2.88%, 10/28/2031 100 83
4.50%, 07/23/2025 915 910
5.15%, 03/19/2029 783 770
United Wholesale Mortgage LLC
5.50%, 04/15/2029
(i)
975 930
USAA Capital Corp
3.38%, 05/01/2025
(h),(i)
1,342 1,334
Visa Inc
2.00%, 06/15/2029 EUR 100 105
2.05%, 04/15/2030 $ 300 264
3.65%, 09/15/2047 100 80
Voya Financial Inc
5.00%, 09/20/2034 364 351
$ 81,788
Electric - 2.77%
AES Corp/The
2.45%, 01/15/2031 593 499
5.45%, 06/01/2028 672 678

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Alabama Power Co
3.00%, 03/15/2052 $ 150 $ 100
Algonquin Power & Utilities Corp
5.37%, 06/15/2026
(k)
337 339
AltaLink LP
4.87%, 11/15/2040 CAD 100 74
Ameren Corp
5.70%, 12/01/2026 $ 404 412
Ameren Illinois Co
3.85%, 09/01/2032 100 93
American Electric Power Co Inc
5.70%, 08/15/2025 300 302
6.95%, 12/15/2054
(j)
600 628
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
7.05%, 12/15/2054
(j)
800 828
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.75%
Amprion GmbH
4.13%, 09/07/2034 EUR 100 113
Appalachian Power Co
4.50%, 03/01/2049 $ 100 84
7.00%, 04/01/2038 100 114
Arizona Public Service Co
4.50%, 04/01/2042 100 86
5.55%, 08/01/2033 100 101
Ausgrid Finance Pty Ltd
1.81%, 02/05/2027 AUD 200 123
AusNet Services Holdings Pty Ltd
1.63%, 03/11/2081
(j)
EUR 150 156
EUR Swap Annual (VS 6 Month) 5 Year +
1.94%
2.60%, 07/31/2029 AUD 100 58
Avangrid Inc
3.80%, 06/01/2029 $ 100 96
Baltimore Gas and Electric Co
5.40%, 06/01/2053 100 99
Berkshire Hathaway Energy Co
4.60%, 05/01/2053 100 86
Black Hills Corp
6.15%, 05/15/2034 100 105
Brookfield Infrastructure Finance ULC
5.98%, 02/14/2033 CAD 100 78
Brookfield Renewable Partners ULC
5.88%, 11/09/2032 100 78
Bruce Power LP
4.70%, 12/21/2027 100 74
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/2028 $ 150 153
CenterPoint Energy Inc
2.65%, 06/01/2031 200 173
CMS Energy Corp
3.75%, 12/01/2050
(h),(j)
536 469
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
4.75%, 06/01/2050
(j)
884 850
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.12%
Cometa Energia SA de CV
6.38%, 04/24/2035 2,304 2,265
Comision Federal de Electricidad
5.00%, 09/29/2036 1,394 1,245
Commonwealth Edison Co
3.80%, 10/01/2042 200 163
Consolidated Edison Co of New York Inc
3.20%, 12/01/2051 100 68
4.13%, 05/15/2049 750 614
4.45%, 03/15/2044 389 341
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Consolidated Edison Co of New York Inc
(continued)
4.50%, 05/15/2058 $ 100 $ 84
4.63%, 12/01/2054 100 88
Constellation Energy Generation LLC
5.80%, 03/01/2033 200 208
Consumers Energy Co
3.60%, 08/15/2032 200 184
4.90%, 02/15/2029 100 101
Dominion Energy Inc
3.38%, 04/01/2030 100 93
4.65%, 12/15/2024
(g),(j)
6,000 5,979
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
4.85%, 08/15/2052 100 89
DTE Electric Co
1.90%, 04/01/2028 200 183
3.95%, 03/01/2049 1,121 907
4.05%, 05/15/2048 100 83
DTE Energy Co
4.88%, 06/01/2028 955 957
Duke Energy Carolinas LLC
3.55%, 03/15/2052 430 315
5.40%, 01/15/2054 264 262
Duke Energy Corp
3.10%, 06/15/2028 EUR 100 108
3.75%, 09/01/2046 $ 200 150
5.00%, 12/08/2027 200 202
5.80%, 06/15/2054 555 556
6.45%, 09/01/2054
(j)
50 51
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.59%
Duke Energy Florida LLC
5.95%, 11/15/2052 357 377
Duke Energy Indiana LLC
3.25%, 10/01/2049 100 70
5.40%, 04/01/2053 200 197
Duke Energy Ohio Inc
5.55%, 03/15/2054 50 50
5.65%, 04/01/2053 271 275
Duke Energy Progress LLC
2.50%, 08/15/2050 100 61
4.00%, 04/01/2052 582 463
Duquesne Light Holdings Inc
2.53%, 10/01/2030
(i)
100 86
E.ON International Finance BV
1.63%, 05/30/2026 EUR 100 107
5.88%, 10/30/2037 GBP 100 130
E.ON SE
3.50%, 10/26/2037 EUR 200 214
Eastern Power Networks PLC
1.88%, 06/01/2035 GBP 100 92
Edison International
5.25%, 11/15/2028 $ 200 201
5.25%, 03/15/2032
(m)
986 985
EDP Finance BV
3.88%, 03/11/2030 EUR 100 112
Electricidad Firme de Mexico Holdings SA de CV
4.90%, 11/20/2026
(i)
$ 1,850 1,792
4.90%, 11/20/2026 900 872
Emera US Finance LP
2.64%, 06/15/2031 100 85
4.75%, 06/15/2046 835 707
Enel Americas SA
4.00%, 10/25/2026 100 98
Enel Finance America LLC
2.88%, 07/12/2041
(i)
200 139

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Enel Finance International NV
3.50%, 04/06/2028
(i)
$ 347 $ 332
4.50%, 02/20/2043 EUR 100 114
4.75%, 05/25/2047
(i)
$ 283 249
5.13%, 06/26/2029
(i)
475 477
Enel SpA
5.75%, 06/22/2037 GBP 100 128
6.38%, 04/16/2028
(g),(j)
EUR 200 233
Euribor Swap Rate 5 Year + 3.49%
Energo-Pro AS
8.50%, 02/04/2027
(h)
$ 325 326
8.50%, 02/04/2027
(i)
1,300 1,304
Engie SA
1.88%, 01/02/2031
(g),(j)
EUR 100 94
EUR Swap Annual (VS 6 Month) 5 Year +
2.09%
2.13%, 03/30/2032 200 199
3.63%, 01/11/2030 100 111
4.25%, 01/11/2043 100 110
5.25%, 04/10/2029
(i)
$ 498 505
5.63%, 04/10/2034
(i)
200 204
5.88%, 04/10/2054
(i)
562 569
Entergy Arkansas LLC
4.20%, 04/01/2049 100 82
Entergy Louisiana LLC
2.35%, 06/15/2032 200 169
2.40%, 10/01/2026 300 288
Entergy Texas Inc
4.50%, 03/30/2039 1,616 1,465
5.55%, 09/15/2054 50 50
EPH Financing International AS
5.88%, 11/30/2029 EUR 2,200 2,511
Eurogrid GmbH
0.74%, 04/21/2033 100 87
Evergy Metro Inc
4.20%, 06/15/2047 $ 100 82
Eversource Energy
3.45%, 01/15/2050 100 72
Exelon Corp
3.40%, 04/15/2026 100 98
4.10%, 03/15/2052 100 79
FirstEnergy Corp
2.65%, 03/01/2030 100 89
3.40%, 03/01/2050 100 70
4.85%, 07/15/2047 705 619
FirstEnergy Pennsylvania Electric Co
5.20%, 04/01/2028
(i)
1,108 1,116
FirstEnergy Transmission LLC
4.55%, 04/01/2049
(i)
1,386 1,203
Florida Power & Light Co
3.99%, 03/01/2049 100 81
4.05%, 10/01/2044 100 84
5.15%, 06/15/2029 937 956
5.30%, 06/15/2034 150 153
FortisAlberta Inc
4.27%, 09/22/2045 CAD 100 68
Georgia Power Co
3.25%, 03/15/2051 $ 1,141 797
Hydro One Inc
3.63%, 06/25/2049 CAD 200 123
Iberdrola Finanzas SA
1.38%, 03/11/2032 EUR 100 96
1.62%, 11/29/2029 100 103
4.88%, 04/25/2028
(g),(j)
100 112
EUR Swap Annual (VS 6 Month) 5 Year +
2.26%
Indianapolis Power & Light Co
5.70%, 04/01/2054
(i)
$ 50 51
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Interstate Power and Light Co
3.50%, 09/30/2049 $ 762 $ 554
Iren SpA
0.88%, 10/14/2029 EUR 100 97
ITC Holdings Corp
3.35%, 11/15/2027 $ 100 96
Kentucky Power Co
7.00%, 11/15/2033
(i)
1,326 1,432
Kentucky Utilities Co
5.13%, 11/01/2040 100 97
Liberty Utilities Finance GP 1
2.05%, 09/15/2030
(i)
493 414
Lightning Power LLC
7.25%, 08/15/2032
(i)
1,475 1,535
MidAmerican Energy Co
5.30%, 02/01/2055 50 49
5.35%, 01/15/2034 50 51
5.85%, 09/15/2054 50 53
Monongahela Power Co
5.85%, 02/15/2034
(i)
100 103
Narragansett Electric Co/The
5.35%, 05/01/2034
(i)
646 651
National Grid Electricity Distribution East Midlands
PLC
3.95%, 09/20/2032 EUR 100 112
National Grid Electricity Distribution West
Midlands PLC
5.75%, 04/16/2032 GBP 100 130
National Grid PLC
0.25%, 09/01/2028 EUR 200 195
National Rural Utilities Cooperative Finance Corp
4.12%, 09/16/2027 $ 1,049 1,039
5.80%, 01/15/2033 100 105
Naturgy Finance Iberia SA
1.50%, 01/29/2028 EUR 100 104
Network Finance Co Pty Ltd
2.58%, 10/03/2028 AUD 100 59
Nevada Power Co
3.13%, 08/01/2050 $ 100 67
New England Power Co
3.80%, 12/05/2047
(i)
100 76
New York State Electric & Gas Corp
5.85%, 08/15/2033
(i)
878 908
NextEra Energy Capital Holdings Inc
1.88%, 01/15/2027 200 188
5.25%, 02/28/2053 100 95
5.65%, 05/01/2079
(h),(j)
100 99
3 Month USD LIBOR + 3.16%
Niagara Mohawk Power Corp
5.66%, 01/17/2054
(i)
50 50
Northern Powergrid Northeast PLC
1.88%, 06/16/2062 GBP 100 56
Northern States Power Co/MN
2.60%, 06/01/2051 $ 100 62
NRG Energy Inc
7.00%, 03/15/2033
(i)
50 54
Oglethorpe Power Corp
3.75%, 08/01/2050 100 74
Oklahoma Gas and Electric Co
3.25%, 04/01/2030 100 92
Oncor Electric Delivery Co LLC
3.70%, 05/15/2050 100 76
4.15%, 06/01/2032 612 581
4.30%, 05/15/2028 100 99
5.75%, 03/15/2029 200 207

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Pacific Gas and Electric Co
3.30%, 03/15/2027 $ 150 $ 144
3.30%, 08/01/2040 400 300
3.95%, 12/01/2047 554 417
4.30%, 03/15/2045 1,650 1,335
4.95%, 06/08/2025 672 671
6.10%, 01/15/2029 75 78
6.75%, 01/15/2053 100 109
PacifiCorp
4.10%, 02/01/2042 200 163
PECO Energy Co
3.15%, 10/15/2025 50 49
3.90%, 03/01/2048 150 120
PPL Capital Funding Inc
5.25%, 09/01/2034 333 330
PPL Electric Utilities Corp
6.25%, 05/15/2039 100 108
Public Service Co of Colorado
1.90%, 01/15/2031 100 85
2.70%, 01/15/2051 1,938 1,204
3.70%, 06/15/2028 726 704
4.10%, 06/15/2048 948 773
5.25%, 04/01/2053 100 96
Public Service Co of New Hampshire
2.20%, 06/15/2031 300 254
Public Service Co of Oklahoma
2.20%, 08/15/2031 858 716
Public Service Electric and Gas Co
4.85%, 08/01/2034 100 99
5.13%, 03/15/2053 100 97
Public Service Enterprise Group Inc
2.45%, 11/15/2031 100 85
Puget Energy Inc
4.10%, 06/15/2030 100 94
Puget Sound Energy Inc
5.45%, 06/01/2053 100 100
5.69%, 06/15/2054 536 552
Red Electrica Financiaciones SA
1.25%, 03/13/2027 EUR 100 105
RWE AG
2.75%, 05/24/2030 100 106
RWE Finance US LLC
6.25%, 04/16/2054
(i)
$ 1,597 1,605
San Diego Gas & Electric Co
3.70%, 03/15/2052 100 75
4.95%, 08/15/2028 100 101
Sempra
4.13%, 04/01/2052
(j)
75 71
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.87%
Southern California Edison Co
3.60%, 02/01/2045 200 151
4.88%, 02/01/2027 695 700
5.85%, 11/01/2027 646 668
5.95%, 11/01/2032 300 317
Southern Co/The
3.75%, 09/15/2051
(j)
2,000 1,923
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
4.85%, 06/15/2028 100 101
5.15%, 10/06/2025 100 100
Southern Power Co
5.25%, 07/15/2043 200 192
Southwestern Electric Power Co
3.25%, 11/01/2051 200 133
Southwestern Public Service Co
6.00%, 06/01/2054 50 52
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
SP Distribution PLC
5.88%, 07/17/2026 GBP 100 $ 130
SSE PLC
4.00%, 01/21/2028
(g),(j)
EUR 100 109
EUR Swap Annual (VS 6 Month) 5 Year +
2.70%
Tampa Electric Co
3.45%, 03/15/2051 $ 100 71
Teollisuuden Voima Oyj
2.63%, 03/31/2027 EUR 200 214
Terna - Rete Elettrica Nazionale
3.88%, 07/24/2033 100 111
Union Electric Co
3.25%, 10/01/2049 $ 200 141
3.90%, 04/01/2052 530 419
Virginia Electric and Power Co
2.40%, 03/30/2032 300 254
4.60%, 12/01/2048 150 131
5.05%, 08/15/2034 100 99
5.55%, 08/15/2054 270 272
Vistra Operations Co LLC
6.95%, 10/15/2033
(i)
100 109
WEC Energy Group Inc
2.20%, 12/15/2028 200 181
Wisconsin Power and Light Co
5.38%, 03/30/2034 100 101
Xcel Energy Inc
5.45%, 08/15/2033 100 101
$ 72,303
Electrical Components & Equipment - 0.05%
Emerson Electric Co
0.88%, 10/15/2026 100 94
Schneider Electric SE
3.38%, 04/13/2034 EUR 100 110
WESCO Distribution Inc
6.63%, 03/15/2032
(i)
$ 1,125 1,153
$ 1,357
Electronics - 0.31%
Allegion US Holding Co Inc
5.41%, 07/01/2032 821 833
5.60%, 05/29/2034 397 406
Amphenol Corp
4.75%, 03/30/2026 100 100
5.05%, 04/05/2029 566 572
5.25%, 04/05/2034 337 341
5.38%, 11/15/2054 379 375
Arrow Electronics Inc
3.88%, 01/12/2028 200 193
Flex Ltd
6.00%, 01/15/2028 200 205
Honeywell International Inc
0.75%, 03/10/2032 EUR 100 91
1.10%, 03/01/2027 $ 100 93
1.75%, 09/01/2031 821 681
1.95%, 06/01/2030 100 87
2.50%, 11/01/2026 100 96
3.75%, 05/17/2032 EUR 100 112
4.25%, 01/15/2029 $ 677 673
4.50%, 01/15/2034 100 97
4.95%, 09/01/2031 630 641
5.25%, 03/01/2054 777 776
5.35%, 03/01/2064 50 50
Keysight Technologies Inc
4.60%, 04/06/2027 100 100
Trimble Inc
4.90%, 06/15/2028 646 646
6.10%, 03/15/2033 446 470

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electronics (continued)
Vontier Corp
2.40%, 04/01/2028 $ 100 $ 91
2.95%, 04/01/2031 268 230
$ 7,959
Energy - Alternate Sources - 0.07%
Acciona Energia Financiacion Filiales SA
1.38%, 01/26/2032 EUR 100 92
FS Luxembourg Sarl
8.88%, 02/12/2031
(i)
$ 1,050 1,071
8.88%, 02/12/2031 450 459
Worley Financial Services Pty Ltd
5.95%, 10/13/2028 AUD 200 132
$ 1,754
Engineering & Construction - 0.41%
ABB Finance BV
3.38%, 01/15/2034 EUR 100 110
Aeroports de Montreal
3.03%, 04/21/2050 CAD 150 83
Aeropuertos Dominicanos Siglo XXI SA
7.00%, 06/30/2034
(i)
$ 1,875 1,913
Bouygues SA
2.25%, 06/29/2029 EUR 300 314
Calgary Airport Authority/The
3.20%, 10/07/2036 CAD 200 126
Cellnex Finance Co SA
2.00%, 02/15/2033 EUR 100 96
Gatwick Funding Ltd
2.88%, 07/05/2051 GBP 100 78
Heathrow Funding Ltd
1.88%, 03/14/2036 EUR 100 93
2.75%, 10/13/2031 GBP 100 115
HOCHTIEF AG
0.63%, 04/26/2029 EUR 100 97
HTA Group Ltd/Mauritius
7.50%, 06/04/2029
(i)
$ 1,900 1,932
IHS Netherlands Holdco BV
8.00%, 09/18/2027 2,650 2,647
Jacobs Engineering Group Inc
5.90%, 03/01/2033 100 103
6.35%, 08/18/2028 539 562
Kingston Airport Revenue Finance Ltd
6.75%, 12/15/2036
(i)
1,375 1,401
Manchester Airport Group Funding PLC
2.88%, 09/30/2044 GBP 100 82
MasTec Inc
5.90%, 06/15/2029 $ 597 610
Sydney Airport Finance Co Pty Ltd
4.38%, 05/03/2033 EUR 100 114
Vancouver Airport Authority
1.76%, 09/20/2030 CAD 250 160
Vinci SA
2.75%, 09/15/2034 GBP 100 106
$ 10,742
Entertainment - 1.11%
Caesars Entertainment Inc
4.63%, 10/15/2029
(h),(i)
$ 2,825 2,649
7.00%, 02/15/2030
(i)
5,125 5,253
Cinemark USA Inc
5.25%, 07/15/2028
(h),(i)
6,175 6,059
7.00%, 08/01/2032
(i)
675 692
Everi Holdings Inc
5.00%, 07/15/2029
(i)
3,275 3,250
Light & Wonder International Inc
7.50%, 09/01/2031
(i)
800 826
Scientific Games Holdings LP/Scientific Games US
FinCo Inc
6.63%, 03/01/2030
(i)
2,080 2,028
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Six Flags Entertainment Corp / Six Flags Theme
Parks Inc
6.63%, 05/01/2032
(i)
$ 1,190 $ 1,212
Speedway Motorsports LLC / Speedway Funding
II Inc
4.88%, 11/01/2027
(i)
2,925 2,859
Warnermedia Holdings Inc
3.76%, 03/15/2027 200 193
4.28%, 03/15/2032 781 684
5.05%, 03/15/2042 531 424
5.14%, 03/15/2052 868 654
Wynn Resorts Finance LLC / Wynn Resorts Capital
Corp
5.13%, 10/01/2029
(i)
1,050 1,019
7.13%, 02/15/2031
(i)
1,175 1,236
$ 29,038
Environmental Control - 0.65%
Clean Harbors Inc
6.38%, 02/01/2031
(i)
225 227
GFL Environmental Inc
4.00%, 08/01/2028
(i)
500 473
4.75%, 06/15/2029
(i)
2,375 2,274
Madison IAQ LLC
5.88%, 06/30/2029
(i)
9,068 8,601
Republic Services Inc
5.00%, 11/15/2029 1,133 1,144
5.00%, 04/01/2034 100 100
Reworld Holding Corp
4.88%, 12/01/2029
(i)
1,575 1,471
Waste Connections Inc
2.20%, 01/15/2032 1,423 1,188
2.95%, 01/15/2052 100 65
Waste Management Inc
3.15%, 11/15/2027 100 96
4.63%, 02/15/2033 100 98
4.88%, 02/15/2029
(h)
150 152
4.95%, 07/03/2027 928 937
$ 16,826
Food - 1.56%
Albertsons Cos Inc / Safeway Inc / New Albertsons
LP / Albertsons LLC
3.50%, 03/15/2029
(i)
1,025 947
Bimbo Bakeries USA Inc
6.40%, 01/15/2034 200 213
Carrefour SA
1.88%, 10/30/2026 EUR 200 213
Chobani Holdco II LLC
8.75%, PIK 9.50%; 10/01/2029
(i),(k),(l)
$ 875 903
Chobani LLC / Chobani Finance Corp Inc
7.63%, 07/01/2029
(i)
450 469
Conagra Brands Inc
4.85%, 11/01/2028 100 100
5.30%, 11/01/2038 100 96
5.40%, 11/01/2048 752 715
7.00%, 10/01/2028 824 882
Danone SA
0.52%, 11/09/2030 EUR 100 94
Fiesta Purchaser Inc
7.88%, 03/01/2031
(i)
$ 2,730 2,863
9.63%, 09/15/2032
(i)
1,340 1,401
General Mills Inc
4.20%, 04/17/2028 100 98
Hormel Foods Corp
1.70%, 06/03/2028 100 91
4.80%, 03/30/2027 847 853
Indofood CBP Sukses Makmur Tbk PT
3.40%, 06/09/2031 200 178

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
J M Smucker Co/The
2.38%, 03/15/2030 $ 100 $ 89
6.50%, 11/15/2043 100 108
JBS USA Holding Lux Sarl/ JBS USA Food Co/
JBS Lux Co Sarl
2.50%, 01/15/2027 100 95
6.50%, 12/01/2052 50 51
7.25%, 11/15/2053
(i)
100 112
Kellanova
4.30%, 05/15/2028 200 198
Kerry Group Financial Services Unltd Co
0.63%, 09/20/2029 EUR 100 98
Kraft Heinz Foods Co
3.88%, 05/15/2027 $ 200 196
4.38%, 06/01/2046 2,055 1,722
4.63%, 10/01/2039 100 91
4.88%, 10/01/2049 492 440
5.50%, 06/01/2050 100 98
Kroger Co/The
3.88%, 10/15/2046 275 212
4.65%, 09/15/2029 693 693
4.65%, 01/15/2048 150 130
5.00%, 09/15/2034 433 426
5.50%, 09/15/2054 899 873
5.65%, 09/15/2064 799 776
Lamb Weston Holdings Inc
4.38%, 01/31/2032
(i)
300 275
Loblaw Cos Ltd
5.01%, 09/13/2032 CAD 100 75
Mars Inc
3.95%, 04/01/2044
(i)
$ 100 82
4.65%, 04/20/2031
(i)
1,142 1,132
Metro Inc/CN
4.27%, 12/04/2047 CAD 100 65
Minerva Luxembourg SA
8.88%, 09/13/2033
(i)
$ 725 761
Mondelez International Holdings Netherlands BV
0.25%, 09/09/2029 EUR 100 95
Mondelez International Inc
0.25%, 03/17/2028 200 198
Nestle Finance International Ltd
1.25%, 03/29/2031 200 197
3.75%, 03/13/2033 100 114
Nestle Holdings Inc
2.50%, 04/04/2032 GBP 100 110
2.63%, 09/14/2051
(i)
$ 150 95
4.85%, 03/14/2033
(i)
200 201
5.25%, 03/13/2026
(h),(i)
911 921
Nestle SA
1.63%, 07/15/2026 CHF 200 235
Performance Food Group Inc
5.50%, 10/15/2027
(i)
$ 1,200 1,190
6.13%, 09/15/2032
(i)
1,000 1,004
Pilgrim's Pride Corp
6.25%, 07/01/2033 100 104
Post Holdings Inc
4.50%, 09/15/2031
(i)
4,100 3,733
4.63%, 04/15/2030
(i)
400 374
6.25%, 10/15/2034
(i)
1,050 1,038
Simmons Foods Inc/Simmons Prepared Foods Inc/
Simmons Pet Food Inc/Simmons Feed
4.63%, 03/01/2029
(i)
6,700 6,206
Smithfield Foods Inc
2.63%, 09/13/2031
(i)
100 83
Sysco Corp
4.45%, 03/15/2048 1,597 1,344
4.50%, 04/01/2046 1,034 877
5.95%, 04/01/2030 118 124
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Sysco Corp (continued)
6.60%, 04/01/2050 $ 50 $ 56
Tesco Corporate Treasury Services PLC
0.38%, 07/27/2029 EUR 100 95
2.75%, 04/27/2030 GBP 100 114
Tyson Foods Inc
5.10%, 09/28/2048 $ 100 91
US Foods Inc
4.63%, 06/01/2030
(i)
100 95
7.25%, 01/15/2032
(i)
2,846 2,957
$ 40,565
Forest Products & Paper - 0.17%
Georgia-Pacific LLC
0.95%, 05/15/2026
(i)
1,721 1,628
2.30%, 04/30/2030
(i)
100 88
Glatfelter Corp
7.25%, 11/15/2031
(i)
975 967
International Paper Co
4.40%, 08/15/2047 150 126
LD Celulose International GmbH
7.95%, 01/26/2032
(i)
1,350 1,382
Suzano Austria GmbH
3.13%, 01/15/2032 200 168
$ 4,359
Gas - 0.25%
2i Rete Gas SpA
4.38%, 06/06/2033 EUR 100 113
AltaGas Ltd
4.12%, 04/07/2026 CAD 300 216
APA Infrastructure Ltd
2.50%, 03/15/2036 GBP 100 93
5.13%, 09/16/2034
(i)
$ 100 97
Atmos Energy Corp
1.50%, 01/15/2031 100 83
2.85%, 02/15/2052 100 64
Brooklyn Union Gas Co/The
6.39%, 09/15/2033
(i)
150 158
6.42%, 07/18/2054
(i)
477 501
Cadent Finance PLC
5.75%, 03/14/2034 GBP 100 129
CenterPoint Energy Resources Corp
5.25%, 03/01/2028 $ 200 203
CU Inc
5.09%, 09/20/2053 CAD 150 115
Enbridge Gas Inc
4.00%, 08/22/2044 200 130
ENN Energy Holdings Ltd
2.63%, 09/17/2030 $ 200 177
EP Infrastructure AS
2.05%, 10/09/2028 EUR 100 101
Italgas SpA
1.00%, 12/11/2031 100 93
KeySpan Gas East Corp
5.99%, 03/06/2033
(i)
$ 877 902
NiSource Inc
5.65%, 02/01/2045 100 100
6.38%, 03/31/2055
(j)
2,000 1,996
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.53%
ONE Gas Inc
2.00%, 05/15/2030 200 174
Piedmont Natural Gas Co Inc
5.10%, 02/15/2035 100 98
Snam SpA
3.38%, 12/05/2026 EUR 200 219

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Gas (continued)
Southern California Gas Co
2.95%, 04/15/2027 $ 100 $ 96
3.95%, 02/15/2050 25 20
5.60%, 04/01/2054 393 398
Southern Co Gas Capital Corp
1.75%, 01/15/2031 75 62
Vier Gas Transport GmbH
4.63%, 09/26/2032 EUR 100 116
Wales & West Utilities Finance PLC
3.00%, 08/03/2038 GBP 100 96
$ 6,550
Hand & Machine Tools - 0.09%
Regal Rexnord Corp
6.30%, 02/15/2030 $ 150 155
Stanley Black & Decker Inc
4.00%, 03/15/2060
(j)
2,032 1,987
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.66%
6.00%, 03/06/2028 250 260
$ 2,402
Healthcare - Products - 0.77%
Abbott Laboratories
3.75%, 11/30/2026 200 198
4.75%, 04/15/2043 200 193
Agilent Technologies Inc
2.30%, 03/12/2031 1,410 1,212
2.75%, 09/15/2029 1,188 1,082
Alcon Finance Corp
3.00%, 09/23/2029
(i)
200 185
American Medical Systems Europe BV
1.38%, 03/08/2028 EUR 100 103
Baxter International Inc
2.54%, 02/01/2032
(h)
$ 100 84
3.95%, 04/01/2030 100 95
Becton Dickinson Euro Finance Sarl
3.55%, 09/13/2029 EUR 150 166
Boston Scientific Corp
2.65%, 06/01/2030 $ 200 179
DH Europe Finance II Sarl
3.40%, 11/15/2049 100 74
DH Europe Finance Sarl
1.20%, 06/30/2027 EUR 200 209
EssilorLuxottica SA
0.50%, 06/05/2028 200 201
GE HealthCare Technologies Inc
5.65%, 11/15/2027 $ 1,873 1,921
5.91%, 11/22/2032 200 211
Koninklijke Philips NV
4.25%, 09/08/2031 EUR 100 113
Medline Borrower LP
5.25%, 10/01/2029
(i)
$ 775 751
Medtronic Global Holdings SCA
1.13%, 03/07/2027 EUR 100 104
1.63%, 10/15/2050 100 70
2.25%, 03/07/2039 100 92
Medtronic Inc
4.38%, 03/15/2035 $ 100 96
Molnlycke Holding AB
4.25%, 09/08/2028 EUR 100 112
Neogen Food Safety Corp
8.63%, 07/20/2030
(i)
$ 2,310 2,500
Sartorius Finance BV
4.88%, 09/14/2035 EUR 100 116
Solventum Corp
5.90%, 04/30/2054
(i)
$ 100 100
Sotera Health Holdings LLC
7.38%, 06/01/2031
(i)
6,430 6,585
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
STERIS Irish FinCo UnLtd Co
3.75%, 03/15/2051 $ 1,394 $ 1,024
Stryker Corp
0.75%, 03/01/2029 EUR 100 99
3.38%, 11/01/2025 $ 100 99
4.63%, 09/11/2034 963 931
4.85%, 12/08/2028 100 101
Thermo Fisher Scientific Finance I BV
2.00%, 10/18/2051 EUR 100 76
Thermo Fisher Scientific Inc
1.50%, 10/01/2039 100 83
2.04%, 03/07/2036 CHF 50 62
4.98%, 08/10/2030 $ 100 101
5.00%, 01/31/2029
(h)
585 595
5.40%, 08/10/2043 100 101
Zimmer Biomet Holdings Inc
1.16%, 11/15/2027 EUR 100 103
$ 20,127
Healthcare - Services - 2.12%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(i)
$ 1,425 1,338
5.50%, 07/01/2028
(i)
880 854
Advocate Health & Hospitals Corp
4.27%, 08/15/2048 100 86
Aetna Inc
4.75%, 03/15/2044 100 86
Banner Health
2.34%, 01/01/2030 50 45
Catalent Pharma Solutions Inc
3.50%, 04/01/2030
(i)
887 859
Centene Corp
2.50%, 03/01/2031 200 167
4.25%, 12/15/2027 200 193
Cigna Group/The
2.38%, 03/15/2031 688 588
3.40%, 03/01/2027 200 194
3.40%, 03/15/2050 1,596 1,102
3.40%, 03/15/2051 100 68
3.88%, 10/15/2047 310 235
4.38%, 10/15/2028 477 468
4.80%, 08/15/2038 200 185
CommonSpirit Health
4.19%, 10/01/2049 100 82
Concentra Escrow Issuer Corp
6.88%, 07/15/2032
(i)
2,115 2,171
DaVita Inc
3.75%, 02/15/2031
(i)
650 565
4.63%, 06/01/2030
(i)
2,025 1,864
6.88%, 09/01/2032
(i)
525 528
Elevance Health Inc
2.88%, 09/15/2029 200 183
3.60%, 03/15/2051 150 109
4.55%, 03/01/2048 100 85
6.10%, 10/15/2052 95 100
Eurofins Scientific SE
4.75%, 09/06/2030 EUR 100 112
Fresenius Medical Care AG
1.00%, 05/29/2026 100 106
Fresenius Medical Care US Finance III Inc
3.75%, 06/15/2029
(i)
$ 150 140
Fresenius SE & Co KGaA
2.88%, 05/24/2030 EUR 100 106
Hackensack Meridian Health Inc
2.88%, 09/01/2050 $ 100 65
HCA Inc
3.38%, 03/15/2029 403 378
3.50%, 09/01/2030 852 781
3.50%, 07/15/2051 1,037 706

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
HCA Inc (continued)
4.50%, 02/15/2027 $ 100 $ 99
4.63%, 03/15/2052 1,253 1,030
5.25%, 06/15/2026 100 100
5.25%, 06/15/2049 560 507
5.45%, 04/01/2031 616 623
5.50%, 06/15/2047 200 189
5.88%, 02/01/2029 200 206
Health Care Service Corp A Mutual Legal Reserve
Co
5.45%, 06/15/2034
(i)
100 100
Humana Inc
3.13%, 08/15/2029 100 92
4.88%, 04/01/2030 1,039 1,024
5.88%, 03/01/2033 522 532
Kaiser Foundation Hospitals
4.15%, 05/01/2047 100 85
LifePoint Health Inc
9.88%, 08/15/2030
(i)
775 848
10.00%, 06/01/2032
(i)
2,975 3,174
11.00%, 10/15/2030
(i)
450 502
Lonza Finance International NV
3.25%, 09/04/2030 EUR 100 109
Mass General Brigham Inc
3.34%, 07/01/2060 $ 100 69
Memorial Sloan-Kettering Cancer Center
2.96%, 01/01/2050 100 69
Providence St Joseph Health Obligated Group
2.70%, 10/01/2051 100 61
Quest Diagnostics Inc
5.00%, 12/15/2034 1,050 1,029
Roche Holdings Inc
2.08%, 12/13/2031
(i)
200 168
2.13%, 03/10/2025
(h),(i)
2,276 2,255
2.61%, 12/13/2051
(i)
200 125
3.00%, 11/10/2025
(i)
200 197
4.91%, 03/08/2031
(i)
971 981
5.49%, 11/13/2030
(i)
1,941 2,019
Surgery Center Holdings Inc
7.25%, 04/15/2032
(i)
10,110 10,381
Sutter Health
3.70%, 08/15/2028 200 192
Team Health Holdings Inc
9.00%, PIK 4.50%; 06/30/2028
(i),(k),(l)
595 670
Tenet Healthcare Corp
4.63%, 06/15/2028 100 97
6.13%, 10/01/2028
(h)
8,300 8,292
UnitedHealth Group Inc
1.25%, 01/15/2026 1,485 1,429
2.88%, 08/15/2029 100 93
3.05%, 05/15/2041 50 37
3.10%, 03/15/2026 200 196
4.63%, 11/15/2041 200 184
4.75%, 07/15/2045 200 184
4.75%, 05/15/2052 675 609
4.95%, 05/15/2062 365 332
5.00%, 04/15/2034 200 199
5.05%, 04/15/2053 100 94
5.15%, 07/15/2034 662 667
5.20%, 04/15/2063 100 94
5.25%, 02/15/2028 673 688
5.30%, 02/15/2030 100 103
5.63%, 07/15/2054 100 102
$ 55,385
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Equity Asset Backed Securities - 0.05%
Structured Asset Securities Corp Mortgage Loan
Trust 2007-BC2
5.15%, 03/25/2037 $ 2,014 $ 1,330
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.41%
Home Furnishings - 0.01%
Electrolux AB
4.13%, 10/05/2026 EUR 100 110
Whirlpool Corp
4.75%, 02/26/2029
(h)
$ 200 198
$ 308
Housewares - 0.03%
Newell Brands Inc
6.87%, 04/01/2036
(h)
900 896
Insurance - 3.68%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(i)
900 846
8.25%, 02/01/2029
(i)
4,550 4,624
Ageas SA/NV
1.88%, 11/24/2051
(j)
EUR 100 94
3 Month Euro Interbank Offered Rate +
3.10%
AIA Group Ltd
4.95%, 04/04/2033
(i)
$ 200 200
Alliant Holdings Intermediate LLC / Alliant
Holdings Co-Issuer
4.25%, 10/15/2027
(i)
450 427
6.50%, 10/01/2031
(i)
3,100 3,070
6.75%, 10/15/2027
(i)
900 897
Allianz Finance II BV
0.50%, 01/14/2031 EUR 100 94
Allianz SE
4.25%, 07/05/2052
(j)
200 220
3 Month Euro Interbank Offered Rate +
3.55%
Allstate Corp/The
5.05%, 06/24/2029 $ 944 952
5.25%, 03/30/2033 100 101
American International Group Inc
5.13%, 03/27/2033 100 100
AmFam Holdings Inc
2.81%, 03/11/2031
(i)
100 78
AmWINS Group Inc
4.88%, 06/30/2029
(i)
5,275 4,965
Aon Corp / Aon Global Holdings PLC
2.60%, 12/02/2031 100 86
3.90%, 02/28/2052 100 77
Aon North America Inc
5.30%, 03/01/2031 1,214 1,237
5.45%, 03/01/2034 100 102
5.75%, 03/01/2054 785 794
Arch Capital Group Ltd
3.64%, 06/30/2050 100 74
Ardonagh Finco Ltd
7.75%, 02/15/2031
(i)
1,750 1,794
Ardonagh Group Finance Ltd
8.88%, 02/15/2032
(i)
4,725 4,827
Argentum Netherlands BV for Swiss Re Ltd
5.75%, 08/15/2050
(j)
1,500 1,493
3 Month USD LIBOR + 3.59%
Arthur J Gallagher & Co
5.75%, 03/02/2053 974 972
5.75%, 07/15/2054 270 272
ASR Nederland NV
3.38%, 05/02/2049
(j)
EUR 100 106
EUR Swap Annual (VS 6 Month) 5 Year +
4.00%

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Assicurazioni Generali SPA
2.12%, 10/01/2030 EUR 150 $ 151
AssuredPartners Inc
5.63%, 01/15/2029
(i)
$ 500 473
7.50%, 02/15/2032
(i)
5,040 5,076
Athene Global Funding
1.61%, 06/29/2026
(i)
300 284
1.73%, 10/02/2026
(i)
1,678 1,581
4.86%, 08/27/2026
(i)
886 884
Athene Holding Ltd
3.45%, 05/15/2052 821 543
6.25%, 04/01/2054 100 103
Aviva PLC
6.88%, 05/20/2058
(j)
GBP 100 130
SONIA Interest Rate Benchmark + 3.38%
AXA SA
3.25%, 05/28/2049
(j)
EUR 100 107
3 Month Euro Interbank Offered Rate +
3.20%
3.38%, 07/06/2047
(j)
100 109
3 Month Euro Interbank Offered Rate +
3.75%
AXIS Specialty Finance LLC
3.90%, 07/15/2029 $ 100 95
Berkshire Hathaway Finance Corp
2.38%, 06/19/2039 GBP 100 89
2.50%, 01/15/2051 $ 150 92
2.88%, 03/15/2032 200 178
Berkshire Hathaway Inc
1.63%, 03/16/2035 EUR 100 92
Brighthouse Financial Inc
4.70%, 06/22/2047
(h)
$ 100 79
Brown & Brown Inc
5.65%, 06/11/2034 100 102
Chubb Corp/The
6.50%, 05/15/2038 100 112
Chubb INA Holdings LLC
1.38%, 09/15/2030 200 167
4.65%, 08/15/2029 1,315 1,316
Cloverie PLC for Zurich Insurance Co Ltd
1.50%, 12/15/2028 EUR 200 206
Corebridge Financial Inc
3.90%, 04/05/2032 $ 200 183
Corebridge Global Funding
5.90%, 09/19/2028
(i)
100 103
Dai-ichi Life Insurance Co Ltd/The
4.00%, 07/24/2026
(g),(i),(j)
200 196
3 Month USD LIBOR + 3.66%
Empower Finance 2020 LP
1.36%, 09/17/2027
(i)
200 181
Enstar Group Ltd
3.10%, 09/01/2031 1,034 875
4.95%, 06/01/2029 100 99
Equitable Financial Life Global Funding
1.30%, 07/12/2026
(i)
1,555 1,470
6.38%, 06/02/2028 GBP 100 134
Everest Reinsurance Holdings Inc
3.13%, 10/15/2052 $ 100 63
F&G Annuities & Life Inc
6.25%, 10/04/2034 269 261
F&G Global Funding
2.30%, 04/11/2027
(i)
1,152 1,073
Fairfax Financial Holdings Ltd
4.23%, 06/14/2029 CAD 100 72
6.00%, 12/07/2033 $ 100 103
Farmers Insurance Exchange
4.75%, 11/01/2057
(i),(j)
100 80
3 Month USD LIBOR + 3.23%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
First American Financial Corp
5.45%, 09/30/2034 $ 268 $ 260
GA Global Funding Trust
5.50%, 01/08/2029
(i)
150 152
Global Atlantic Fin Co
4.40%, 10/15/2029
(i)
150 142
Great-West Lifeco Inc
2.38%, 05/14/2030 CAD 100 67
Groupe des Assurances du Credit Mutuel SADIR
5.00%, 10/30/2044
(j)
EUR 100 111
3 Month Euro Interbank Offered Rate +
3.25%
Guardian Life Insurance Co of America/The
4.88%, 06/19/2064
(i)
$ 50 44
Hannover Rueck SE
5.88%, 08/26/2043
(j)
EUR 100 122
3 Month Euro Interbank Offered Rate +
3.75%
Hartford Financial Services Group Inc/The
2.90%, 09/15/2051 $ 75 48
Howden UK Refinance PLC / Howden UK
Refinance 2 PLC / Howden US Refinance LLC
7.25%, 02/15/2031
(i)
1,675 1,705
8.13%, 02/15/2032
(i)
1,675 1,695
HUB International Ltd
7.38%, 01/31/2032
(i)
9,210 9,395
Intact Financial Corp
5.28%, 09/14/2054 CAD 100 79
Jackson Financial Inc
5.17%, 06/08/2027 $ 200 201
Jones Deslauriers Insurance Management Inc
8.50%, 03/15/2030
(i)
3,760 3,977
Legal & General Group PLC
4.50%, 11/01/2050
(j)
GBP 100 119
Generic Britain 5 Year Government Bond +
5.25%
Liberty Mutual Group Inc
3.95%, 05/15/2060
(i)
$ 100 70
4.30%, 02/01/2061
(i)
2,597 1,705
7.80%, 03/07/2087
(i)
2,000 2,220
3 Month USD LIBOR + 3.58%
Lincoln National Corp
3.40%, 03/01/2032 100 89
M&G PLC
6.25%, 10/20/2068
(j)
GBP 100 118
Generic Britain 5 Year Government Bond +
5.30%
Manulife Financial Corp
2.48%, 05/19/2027 $ 100 95
Mapfre SA
4.38%, 03/31/2047
(j)
EUR 100 110
3 Month Euro Interbank Offered Rate +
4.54%
Markel Group Inc
3.35%, 09/17/2029 $ 100 93
Marsh & McLennan Cos Inc
1.35%, 09/21/2026 EUR 100 105
4.55%, 11/08/2027
(m)
$ 701 701
5.40%, 09/15/2033
(h)
200 206
Massachusetts Mutual Life Insurance Co
5.67%, 12/01/2052
(i)
100 99
Meiji Yasuda Life Insurance Co
5.80%, 09/11/2054
(i),(j)
500 502
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.03%

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
MetLife Inc
3.85%, 09/15/2025
(g),(j)
$ 2,300 $ 2,251
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
5.25%, 01/15/2054 200 196
9.25%, 04/08/2068
(i)
3,575 4,237
3 Month USD LIBOR + 5.54%
Metropolitan Life Global Funding I
0.55%, 06/16/2027 EUR 100 103
3.50%, 09/30/2026 GBP 100 125
5.40%, 09/12/2028
(i)
$ 150 154
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
1.25%, 05/26/2041
(j)
EUR 100 93
3 Month Euro Interbank Offered Rate +
2.55%
Nationwide Mutual Insurance Co
4.35%, 04/30/2050
(i)
$ 100 77
New York Life Global Funding
0.13%, 07/23/2030 CHF 100 110
0.85%, 01/15/2026
(i)
$ 150 143
3.25%, 04/07/2027
(i)
100 97
4.85%, 01/09/2028
(i)
479 484
5.25%, 06/30/2026 CAD 100 74
New York Life Insurance Co
3.75%, 05/15/2050
(i)
$ 100 76
Nippon Life Insurance Co
5.95%, 04/16/2054
(i)
1,200 1,230
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.18%
NN Group NV
4.63%, 01/13/2048
(j)
EUR 100 112
3 Month Euro Interbank Offered Rate +
4.95%
Northwestern Mutual Global Funding
4.35%, 09/15/2027
(i)
$ 659 656
Northwestern Mutual Life Insurance Co/The
3.63%, 09/30/2059
(i)
150 106
Pacific Life Global Funding II
5.50%, 08/28/2026
(i)
200 203
Pacific Life Insurance Co
4.30%, 10/24/2067
(i),(j)
100 80
3 Month USD LIBOR + 2.80%
Pension Insurance Corp PLC
4.63%, 05/07/2031 GBP 100 116
Pine Street Trust II
5.57%, 02/15/2049
(i)
$ 100 96
Pricoa Global Funding I
4.65%, 08/27/2031
(i)
439 432
5.55%, 08/28/2026
(i)
150 153
Progressive Corp/The
3.20%, 03/26/2030 200 186
Protective Life Global Funding
5.21%, 04/14/2026
(i)
200 201
Prudential Financial Inc
3.70%, 10/01/2050
(j)
100 91
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
3.70%, 03/13/2051 100 76
3.94%, 12/07/2049 150 118
5.70%, 09/15/2048
(j)
282 284
3 Month USD LIBOR + 2.67%
6.50%, 03/15/2054
(j)
1,000 1,043
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.40%
Prudential Funding Asia PLC
3.13%, 04/14/2030
(h)
100 92
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Reinsurance Group of America Inc
3.15%, 06/15/2030 $ 100 $ 91
Rothesay Life PLC
3.38%, 07/12/2026 GBP 100 125
Sammons Financial Group Inc
6.88%, 04/15/2034
(i)
$ 100 105
Sampo Oyj
2.50%, 09/03/2052
(j)
EUR 100 97
3 Month Euro Interbank Offered Rate +
3.60%
SBL Holdings Inc
5.00%, 02/18/2031
(i)
$ 1,104 985
5.13%, 11/13/2026
(i)
100 98
7.20%, 10/30/2034
(i)
557 540
Sun Life Financial Inc
4.78%, 08/10/2034
(j)
CAD 100 74
Canadian Overnight Repo Rate Average +
1.96%
Swiss Life Finance I AG
3.25%, 08/31/2029 EUR 100 109
Swiss Re Finance Luxembourg SA
5.00%, 04/02/2049
(i),(j)
$ 200 199
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
Swiss RE Subordinated Finance PLC
5.70%, 04/05/2035
(i),(j)
1,800 1,802
CME Term Secured Overnight Financing
Rate 3 Month + 1.81%
Teachers Insurance & Annuity Association of
America
4.27%, 05/15/2047
(i)
100 83
Travelers Cos Inc/The
3.05%, 06/08/2051 200 137
Western & Southern Life Insurance Co/The
5.15%, 01/15/2049
(i)
100 92
Willis North America Inc
4.50%, 09/15/2028 100 98
4.65%, 06/15/2027 1,264 1,260
5.90%, 03/05/2054 993 997
Zurich Finance Ireland Designated Activity Co
3.00%, 04/19/2051
(j)
7,000 6,050
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.78%
$ 96,031
Internet - 0.55%
Alibaba Group Holding Ltd
4.00%, 12/06/2037 350 309
Alphabet Inc
1.90%, 08/15/2040 100 67
2.05%, 08/15/2050 100 59
Amazon.com Inc
1.00%, 05/12/2026 200 190
2.10%, 05/12/2031 200 172
3.15%, 08/22/2027 200 194
3.30%, 04/13/2027 782 764
3.60%, 04/13/2032 276 258
3.88%, 08/22/2037 505 453
3.95%, 04/13/2052 100 82
4.05%, 08/22/2047 550 467
4.10%, 04/13/2062 150 123
4.65%, 12/01/2029 492 496
Booking Holdings Inc
1.80%, 03/03/2027 EUR 200 214
4.50%, 11/15/2031 100 117
Cablevision Lightpath LLC
3.88%, 09/15/2027
(i)
$ 1,200 1,140
5.63%, 09/15/2028
(i)
1,700 1,578

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
eBay Inc
2.70%, 03/11/2030 $ 200 $ 180
Gen Digital Inc
7.13%, 09/30/2030
(i)
2,800 2,898
Meta Platforms Inc
4.60%, 05/15/2028 200 201
4.75%, 08/15/2034 100 99
5.55%, 08/15/2064 487 493
5.60%, 05/15/2053 200 207
Netflix Inc
3.63%, 06/15/2030 EUR 100 111
5.88%, 11/15/2028 $ 200 209
Prosus NV
2.78%, 01/19/2034 EUR 100 96
3.06%, 07/13/2031
(h)
$ 200 171
4.85%, 07/06/2027 200 197
Tencent Holdings Ltd
3.24%, 06/03/2050 200 141
3.58%, 04/11/2026 200 197
Uber Technologies Inc
4.80%, 09/15/2034 100 97
United Group BV
7.79%, 02/15/2031 EUR 1,650 1,790
3 Month Euro Interbank Offered Rate +
4.25%
7.79%, 02/15/2031
(i)
550 597
3 Month Euro Interbank Offered Rate +
4.25%
$ 14,367
Investment Companies - 0.22%
Ares Capital Corp
7.00%, 01/15/2027 $ 200 207
Blackstone Private Credit Fund
3.25%, 03/15/2027 200 189
Blue Owl Capital Corp
2.63%, 01/15/2027 200 187
Blue Owl Technology Finance Corp
2.50%, 01/15/2027 100 93
Blue Owl Technology Finance Corp II
6.75%, 04/04/2029
(i)
100 99
Groupe Bruxelles Lambert NV
0.13%, 01/28/2031 EUR 100 90
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029 $ 2,225 1,856
9.00%, 06/15/2030 1,700 1,642
9.75%, 01/15/2029 1,125 1,124
JAB Holdings BV
4.75%, 06/29/2032 EUR 100 116
Wendel SE
4.50%, 06/19/2030 100 113
$ 5,716
Iron & Steel - 3.00%
ArcelorMittal SA
6.35%, 06/17/2054 $ 686 686
6.80%, 11/29/2032
(h)
100 108
Baffinland Iron Mines Corp / Baffinland Iron Mines
LP
8.75%, 07/15/2026
(i)
13,822 12,512
CSN Inova Ventures
6.75%, 01/28/2028 1,625 1,553
Material Sciences Corp
0.00%, PIK 13.06%; 07/09/2026
(e),(f),(k),(l)
22,969 22,969
Nucor Corp
3.13%, 04/01/2032 100 89
4.30%, 05/23/2027 727 724
POSCO
5.75%, 01/17/2028 200 205
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel (continued)
Samarco Mineracao SA Escrow Shares
0.00%, 10/24/2023
(d),(e)
$ 550 $ —
Specialty Steel
15.29%, 11/15/2026
(e),(f)
38,772 38,772
Steel Dynamics Inc
5.38%, 08/15/2034 440 443
Vale Overseas Ltd
6.13%, 06/12/2033 200 205
$ 78,266
Leisure Products & Services - 0.00%
Brunswick Corp/DE
4.40%, 09/15/2032 100 92
Lodging - 0.45%
Boyd Gaming Corp
4.75%, 06/15/2031
(i)
3,050 2,846
Hyatt Hotels Corp
5.50%, 06/30/2034 618 618
5.75%, 01/30/2027 100 102
InterContinental Hotels Group PLC
3.38%, 10/08/2028 GBP 100 120
Marriott International Inc/MD
2.85%, 04/15/2031 $ 1,598 1,405
3.50%, 10/15/2032 906 806
Sands China Ltd
5.40%, 08/08/2028 200 199
Station Casinos LLC
4.63%, 12/01/2031
(i)
6,150 5,588
$ 11,684
Machinery - Construction & Mining - 0.16%
Caterpillar Financial Services Corp
4.38%, 08/16/2029 385 382
4.80%, 01/06/2026 903 906
4.85%, 02/27/2029
(h)
573 580
5.00%, 05/14/2027 316 321
Caterpillar Inc
3.80%, 08/15/2042 200 167
Siemens Energy Finance BV
4.25%, 04/05/2029 EUR 100 112
Terex Corp
6.25%, 10/15/2032
(i)
$ 1,650 1,642
$ 4,110
Machinery - Diversified - 0.73%
AGCO Corp
5.45%, 03/21/2027 287 290
Chart Industries Inc
7.50%, 01/01/2030
(i)
1,920 1,997
9.50%, 01/01/2031
(i)
1,085 1,167
CNH Industrial Capital LLC
1.88%, 01/15/2026 100 97
5.50%, 01/12/2029 843 862
Deere & Co
3.75%, 04/15/2050 100 81
Ingersoll Rand Inc
5.70%, 08/14/2033 100 104
John Deere Capital Corp
1.70%, 01/11/2027 100 94
3.45%, 03/07/2029 200 191
4.40%, 09/08/2031 935 913
4.70%, 06/10/2030 740 741
4.75%, 01/20/2028 367 370
4.90%, 06/11/2027 618 625
4.95%, 07/14/2028 436 442
5.05%, 06/12/2034 100 101
5.10%, 04/11/2034 931 944
5.15%, 09/08/2026 200 203
John Deere Financial Inc
2.31%, 06/20/2025 CAD 100 71

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified (continued)
nVent Finance Sarl
2.75%, 11/15/2031 $ 586 $ 497
4.55%, 04/15/2028 150 149
Otis Worldwide Corp
3.36%, 02/15/2050 50 36
SPX FLOW Inc
8.75%, 04/01/2030
(h),(i)
5,571 5,791
TK Elevator Holdco GmbH
7.63%, 07/15/2028
(i)
2,590 2,602
Westinghouse Air Brake Technologies Corp
4.70%, 09/15/2028 150 149
5.61%, 03/11/2034 363 373
Xylem Inc/NY
2.25%, 01/30/2031 100 87
$ 18,977
Manufactured Housing Asset Backed Securities - 0.07%
BCMSC Trust 2000-A
5.12%, 06/15/2030 7,432 316
1.00 x 1 Month USD LIBOR + 0.16%
Greenpoint Manufactured Housing
9.23%, 12/15/2029
(k)
1,561 1,540
$ 1,856
Media - 2.35%
Bertelsmann SE & Co KGaA
2.00%, 04/01/2028 EUR 100 105
CCO Holdings LLC / CCO Holdings Capital Corp
4.25%, 02/01/2031
(i)
$ 1,550 1,345
4.25%, 01/15/2034
(h),(i)
5,200 4,155
4.50%, 05/01/2032 2,865 2,437
4.50%, 06/01/2033
(i)
2,550 2,121
4.75%, 03/01/2030
(i)
750 682
5.38%, 06/01/2029
(i)
1,200 1,145
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.50%, 06/01/2041 955 654
3.85%, 04/01/2061 1,271 763
4.80%, 03/01/2050 1,737 1,303
4.91%, 07/23/2025 47 47
5.38%, 05/01/2047 50 41
5.50%, 04/01/2063 150 119
6.10%, 06/01/2029 598 611
6.38%, 10/23/2035 200 200
6.48%, 10/23/2045 100 94
Comcast Corp
0.75%, 02/20/2032 EUR 100 91
1.50%, 02/20/2029 GBP 200 225
1.50%, 02/15/2031 $ 200 164
2.65%, 02/01/2030 25 23
2.94%, 11/01/2056 151 93
2.99%, 11/01/2063 200 119
3.40%, 04/01/2030 448 419
3.75%, 04/01/2040 200 165
3.97%, 11/01/2047 200 159
4.00%, 11/01/2049 200 159
4.15%, 10/15/2028 851 836
4.60%, 10/15/2038 968 895
4.65%, 02/15/2033 200 197
4.80%, 05/15/2033
(h)
100 99
5.50%, 05/15/2064 861 840
Cox Communications Inc
3.50%, 08/15/2027
(i)
100 96
3.60%, 06/15/2051
(i)
100 68
5.45%, 09/15/2028
(i)
632 643
5.45%, 09/01/2034
(i)
769 750
5.95%, 09/01/2054
(i)
373 356
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
CSC Holdings LLC
4.63%, 12/01/2030
(i)
$ 1,676 $ 843
5.50%, 04/15/2027
(i)
1,525 1,357
7.50%, 04/01/2028
(i)
1,550 1,018
Discovery Communications LLC
3.63%, 05/15/2030 1,065 943
6.35%, 06/01/2040 100 94
DISH Network Corp
11.75%, 11/15/2027
(i)
2,500 2,632
Fox Corp
5.58%, 01/25/2049 741 703
6.50%, 10/13/2033 100 106
Grupo Televisa SAB
6.63%, 01/15/2040 100 95
McGraw-Hill Education Inc
7.38%, 09/01/2031
(i)
760 778
8.00%, 08/01/2029
(i)
2,800 2,818
Paramount Global
4.20%, 06/01/2029 100 93
4.60%, 01/15/2045 352 254
4.85%, 07/01/2042 828 643
5.85%, 09/01/2043 194 165
Pearson Funding PLC
5.38%, 09/12/2034 GBP 100 125
Sirius XM Radio Inc
4.13%, 07/01/2030
(i)
$ 1,275 1,141
SportsNet New York
10.25%, 01/15/2025
(e),(f)
20,090 18,921
Time Warner Cable LLC
5.50%, 09/01/2041 250 211
6.55%, 05/01/2037 1,104 1,062
Virgin Media Finance PLC
5.00%, 07/15/2030
(i)
3,825 3,288
Walt Disney Co/The
1.75%, 01/13/2026
(h)
100 97
2.00%, 09/01/2029 947 842
2.65%, 01/13/2031 100 89
3.60%, 01/13/2051 150 113
4.75%, 09/15/2044 100 92
5.40%, 10/01/2043 100 100
Ziggo Bond Co BV
6.00%, 01/15/2027
(i)
525 524
$ 61,366
Mining - 1.14%
Anglo American Capital PLC
4.50%, 09/15/2028 EUR 100 113
5.50%, 05/02/2033 $ 200 202
Arsenal AIC Parent LLC
8.00%, 10/01/2030
(i)
1,700 1,787
11.50%, 10/01/2031
(i)
3,300 3,672
Barrick PD Australia Finance Pty Ltd
5.95%, 10/15/2039 100 104
BHP Billiton Finance Ltd
4.30%, 09/25/2042 GBP 100 108
BHP Billiton Finance USA Ltd
4.88%, 02/27/2026 $ 100 100
5.50%, 09/08/2053 100 102
Century Aluminum Co
7.50%, 04/01/2028
(h),(i)
9,530 9,622
Constellium SE
3.75%, 04/15/2029
(i)
1,575 1,425
6.38%, 08/15/2032
(i)
1,200 1,181
First Quantum Minerals Ltd
9.38%, 03/01/2029
(i)
1,900 2,020
Freeport-McMoRan Inc
5.45%, 03/15/2043 100 96
Glencore Capital Finance DAC
0.75%, 03/01/2029 EUR 150 146

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Glencore Funding LLC
3.88%, 04/27/2051
(i)
$ 100 $ 75
4.00%, 03/27/2027
(i)
100 98
Kinross Gold Corp
4.50%, 07/15/2027 150 148
Navoi Mining & Metallurgical Combinat
6.95%, 10/17/2031
(i)
975 977
Newmont Corp
2.60%, 07/15/2032 100 86
Newmont Corp / Newcrest Finance Pty Ltd
5.30%, 03/15/2026 411 415
Northwest Acquisitions ULC / Dominion Finco Inc
0.00%, 11/01/2022
(d),(i)
19,888 —
Novelis Corp
3.88%, 08/15/2031
(i)
400 351
4.75%, 01/30/2030
(i)
2,889 2,707
Rio Tinto Finance USA Ltd
2.75%, 11/02/2051 100 64
South32 Treasury Ltd
4.35%, 04/14/2032
(i)
1,264 1,174
Southern Copper Corp
6.75%, 04/16/2040 100 110
WE Soda Investments Holding PLC
9.38%, 02/14/2031
(i)
525 539
9.50%, 10/06/2028
(i)
1,775 1,829
9.50%, 10/06/2028 400 412
$ 29,663
Miscellaneous Manufacturers - 0.14%
3M Co
3.63%, 09/14/2028 100 97
3.63%, 10/15/2047 150 113
Alstom SA
0.00%, 01/11/2029
(d)
EUR 100 95
Carlisle Cos Inc
2.20%, 03/01/2032 $ 100 83
Eaton Corp
4.15%, 11/02/2042 100 86
Illinois Tool Works Inc
1.00%, 06/05/2031 EUR 100 95
Parker-Hannifin Corp
4.10%, 03/01/2047 $ 150 123
Siemens Financieringsmaatschappij NV
0.25%, 02/20/2029 EUR 200 196
0.63%, 02/25/2027 100 104
1.38%, 09/06/2030 50 50
2.15%, 03/11/2031
(i)
$ 250 217
3.00%, 09/08/2033 EUR 100 108
3.25%, 05/27/2025
(i)
$ 2,260 2,243
3.63%, 02/22/2044 EUR 100 108
Teledyne Technologies Inc
2.75%, 04/01/2031 $ 50 44
$ 3,762
Mortgage Backed Securities - 0.73%
Alternative Loan Trust 2005-30CB
5.50%, 08/25/2035 992 650
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.86%
Angel Oak Mortgage Trust 2022-6
4.30%, 07/25/2067
(i),(k)
1,360 1,343
Banc of America Funding 2007-1 Trust
6.44%, 01/25/2037
(k)
937 858
Bear Stearns Mortgage Funding Trust 2006-AR1
5.27%, 07/25/2036 414 375
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.53%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Bravo Mortgage Asset Trust
5.45%, 07/25/2036
(i)
$ 311 $ 277
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.71%
COLT 2021-RPL1 Trust
1.67%, 09/25/2061
(i),(k)
343 306
CSMC 2021-RPL2Trust
1.11%, 01/25/2060
(i),(k)
343 286
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-AR2
5.15%, 03/25/2037 640 583
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.41%
Fannie Mae REMICS
1.03%, 05/25/2046
(o)
7,734 817
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
1.03%, 09/25/2046
(o)
2,025 224
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
1.03%, 01/25/2047
(o)
3,470 395
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
1.03%, 12/25/2049
(o)
4,526 493
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
1.03%, 05/25/2050
(o)
3,082 349
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
1.08%, 08/25/2049
(o)
3,251 333
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.08%, 11/25/2049
(o)
4,608 490
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.10%, 06/25/2050
(o)
2,021 238
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.96%
1.23%, 03/25/2048
(o)
1,981 218
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
1.23%, 06/25/2048
(o)
2,163 274
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
1.73%, 12/25/2042
(o)
1,802 214
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.59%
First Horizon Alternative Mortgage Securities Trust
2006-FA8
6.25%, 02/25/2037 3,073 1,235
Freddie Mac REMICS
1.08%, 10/25/2049
(o)
3,535 382
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.53%, 05/15/2042
(o)
3,580 378
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.54%
1.53%, 08/15/2043
(o)
3,970 434
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.54%
Ginnie Mae
1.18%, 04/20/2046
(o)
8,242 937
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.94%
1.23%, 11/20/2046
(o)
5,035 597
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae (continued)
1.36%, 09/20/2050
(o)
$ 2,125 $ 302
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.25%
1.43%, 08/20/2051
(o)
3,088 429
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
2.50%, 11/20/2050
(o)
7,345 1,066
RALI Series 2005-QS17 Trust
6.00%, 12/25/2035 931 781
6.00%, 12/25/2035 639 537
RALI Series 2006-QS12 Trust
5.50%, 09/25/2036 2,749 1,955
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.76%
Structured Asset Mortgage Investments II Trust
2007-AR1
5.17%, 01/25/2037 280 248
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.43%
Washington Mutual Mortgage Pass-Through
Certificates WMALT Series 2006-5 Trust
6.00%, 07/25/2036 1,627 1,151
$ 19,155
Oil & Gas - 2.78%
Aker BP ASA
3.75%, 01/15/2030
(i)
200 187
5.80%, 10/01/2054
(i)
696 652
Apache Corp
5.35%, 07/01/2049 2,455 2,038
6.00%, 01/15/2037 466 467
BP Capital Markets America Inc
3.00%, 02/24/2050 937 616
3.38%, 02/08/2061 100 66
3.54%, 04/06/2027 1,894 1,851
4.89%, 09/11/2033 824 810
BP Capital Markets PLC
2.52%, 04/07/2028 EUR 300 321
3.25%, 03/22/2026
(g),(j)
100 108
EUR Swap Annual (VS 6 Month) 5 Year +
3.52%
3.63%, 03/22/2029
(g),(j)
100 107
EUR Swap Annual (VS 6 Month) 5 Year +
3.78%
3.72%, 11/28/2028 $ 200 193
4.88%, 03/22/2030
(g),(j)
1,000 973
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%
Canadian Natural Resources Ltd
2.95%, 07/15/2030 100 89
Cenovus Energy Inc
6.75%, 11/15/2039 100 109
Chevron Corp
2.24%, 05/11/2030 1,376 1,216
2.95%, 05/16/2026 225 220
Chevron USA Inc
4.20%, 10/15/2049 576 482
Civitas Resources Inc
8.63%, 11/01/2030
(i)
1,200 1,261
Comstock Resources Inc
5.88%, 01/15/2030
(i)
2,125 1,942
ConocoPhillips Co
5.05%, 09/15/2033
(h)
100 100
5.70%, 09/15/2063 150 151
Continental Resources Inc/OK
2.88%, 04/01/2032
(i)
100 83
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Devon Energy Corp
5.25%, 10/15/2027 $ 100 $ 100
5.75%, 09/15/2054 503 468
7.95%, 04/15/2032 100 115
Diamondback Energy Inc
4.40%, 03/24/2051 988 791
5.75%, 04/18/2054 150 146
5.90%, 04/18/2064 338 327
6.25%, 03/15/2053 1,261 1,303
Energean Israel Finance Ltd
5.88%, 03/30/2031
(i)
2,850 2,432
Eni SpA
0.63%, 01/23/2030 EUR 100 95
4.25%, 05/09/2029
(i)
$ 200 196
4.25%, 05/19/2033 EUR 100 113
5.95%, 05/15/2054
(i)
$ 533 529
EOG Resources Inc
4.15%, 01/15/2026 100 99
EQT Corp
3.63%, 05/15/2031
(i)
1,965 1,758
Exxon Mobil Corp
0.84%, 06/26/2032 EUR 100 91
3.29%, 03/19/2027 $ 200 196
3.45%, 04/15/2051 300 220
Gulfport Energy Operating Corp
6.75%, 09/01/2029
(i)
1,500 1,508
Helmerich & Payne Inc
5.50%, 12/01/2034
(i)
1,239 1,173
Hess Corp
4.30%, 04/01/2027 200 198
HF Sinclair Corp
5.00%, 02/01/2028 604 598
Hilcorp Energy I LP / Hilcorp Finance Co
6.00%, 02/01/2031
(i)
1,275 1,205
6.25%, 04/15/2032
(i)
2,275 2,135
7.25%, 02/15/2035
(i)
1,800 1,766
8.38%, 11/01/2033
(i)
200 209
Leviathan Bond Ltd
6.50%, 06/30/2027
(i)
2,350 2,225
Marathon Oil Corp
5.20%, 06/01/2045 100 95
5.30%, 04/01/2029 965 982
6.60%, 10/01/2037 800 880
Matador Resources Co
6.25%, 04/15/2033
(i)
2,475 2,422
MEG Energy Corp
5.88%, 02/01/2029
(i)
150 147
North West Redwater Partnership / NWR Financing
Co Ltd
4.35%, 01/10/2039 CAD 100 69
Occidental Petroleum Corp
4.40%, 04/15/2046 $ 1,314 1,009
5.20%, 08/01/2029 675 673
6.05%, 10/01/2054 50 48
6.13%, 01/01/2031 874 901
6.38%, 09/01/2028 150 155
6.45%, 09/15/2036 634 655
6.63%, 09/01/2030 100 105
OMV AG
3.75%, 09/04/2036 EUR 100 108
ORLEN SA
1.13%, 05/27/2028 100 100
Petroleos de Venezuela SA
0.00%, 05/16/2024
(d)
$ 14,402 1,354
Petroleos Mexicanos
6.50%, 01/23/2029 2,700 2,537
7.69%, 01/23/2050 2,235 1,734

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Phillips 66 Co
3.75%, 03/01/2028 $ 200 $ 194
5.25%, 06/15/2031 1,091 1,100
5.30%, 06/30/2033 100 100
5.50%, 03/15/2055 100 95
Pioneer Natural Resources Co
5.10%, 03/29/2026 488 492
Puma International Financing SA
7.75%, 04/25/2029
(i)
2,475 2,528
Reliance Industries Ltd
2.88%, 01/12/2032 250 216
Repsol International Finance BV
0.25%, 08/02/2027 EUR 200 202
Shell Finance US Inc
4.38%, 05/11/2045 $ 200 173
Shell International Finance BV
1.25%, 11/11/2032 EUR 100 93
2.50%, 09/12/2026 $ 100 96
3.00%, 11/26/2051 75 50
5.50%, 03/25/2040 100 102
SM Energy Co
7.00%, 08/01/2032
(i)
1,975 1,959
Suncor Energy Inc
3.75%, 03/04/2051 100 73
Tengizchevroil Finance Co International Ltd
4.00%, 08/15/2026 75 73
TotalEnergies Capital International SA
1.62%, 05/18/2040 EUR 100 82
2.99%, 06/29/2041 $ 200 149
3.39%, 06/29/2060 50 34
TotalEnergies Capital SA
5.43%, 09/10/2064 1,374 1,323
5.64%, 04/05/2064 277 276
TotalEnergies SE
1.63%, 10/25/2027
(g),(j)
EUR 100 102
EUR Swap Annual (VS 6 Month) 5 Year +
1.99%
2.13%, 07/25/2032
(g),(j)
100 94
EUR Swap Annual (VS 6 Month) 5 Year +
2.51%
Transocean Inc
6.80%, 03/15/2038 $ 2,050 1,701
7.50%, 04/15/2031 2,850 2,659
8.50%, 05/15/2031
(i)
1,675 1,688
Trident Energy Finance PLC
12.50%, 11/30/2029
(i)
2,000 2,096
Valero Energy Corp
3.65%, 12/01/2051 100 70
Var Energi ASA
7.50%, 01/15/2028
(i)
200 212
Viper Energy Inc
7.38%, 11/01/2031
(i)
1,475 1,533
Wildfire Intermediate Holdings LLC
7.50%, 10/15/2029
(i)
4,000 3,879
Wintershall Dea Finance BV
1.33%, 09/25/2028 EUR 100 100
Woodside Finance Ltd
4.50%, 03/04/2029
(i)
$ 150 146
5.10%, 09/12/2034 698 676
$ 72,378
Oil & Gas Services - 0.11%
Baker Hughes Holdings LLC / Baker Hughes Co-
Obligor Inc
3.14%, 11/07/2029 100 93
Halliburton Co
4.75%, 08/01/2043 749 669
4.85%, 11/15/2035 200 192
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas Services (continued)
Schlumberger Holdings Corp
3.90%, 05/17/2028
(i)
$ 200 $ 195
Yinson Production Financial Services Pte Ltd
9.63%, 05/03/2029
(i)
1,550 1,604
$ 2,753
Other Asset Backed Securities - 0.58%
Crestline Denali CLO XV Ltd
5.91%, 04/20/2030
(i)
775 775
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.29%
Golub Capital Partners Clo 36m Ltd
7.15%, 02/05/2031
(i)
586 586
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.91%
ICG US CLO 2015-2R Ltd
6.28%, 01/16/2033
(i)
712 713
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.63%
Invitation Homes 2024-SFR1 Trust
4.00%, 09/17/2041
(i)
1,497 1,427
Man GLG US CLO
6.02%, 04/22/2030
(i)
740 740
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.40%
MidOcean Credit CLO VI
5.85%, 04/20/2033
(i)
391 391
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.23%
Midocean Credit Clo VIII
6.69%, 02/20/2031
(i)
3,537 3,538
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.56%
Mountain View CLO IX Ltd
6.04%, 07/15/2031
(i)
2,317 2,317
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.38%
OCP CLO 2014-6 Ltd
5.80%, 10/17/2030
(i)
724 725
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.15%
Verizon Master Trust
1.53%, 07/20/2028 2,025 2,011
Zais Clo 13 Ltd
5.96%, 07/15/2032
(i)
1,963 1,964
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.30%
$ 15,187
Packaging & Containers - 0.69%
Amcor Flexibles North America Inc
2.69%, 05/25/2031 1,161 1,006
Ardagh Metal Packaging Finance USA LLC /
Ardagh Metal Packaging Finance PLC
4.00%, 09/01/2029
(i)
5,800 5,088
Packaging Corp of America
3.40%, 12/15/2027 200 193
5.70%, 12/01/2033 974 1,010
Sealed Air Corp/Sealed Air Corp US
7.25%, 02/15/2031
(i)
1,400 1,453
Sonoco Products Co
1.80%, 02/01/2025
(h)
2,282 2,261
4.60%, 09/01/2029 447 436
5.00%, 09/01/2034 633 606
Trivium Packaging Finance BV
5.50%, 08/15/2026
(i)
5,825 5,774
WRKCo Inc
3.00%, 06/15/2033 100 85
$ 17,912

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals - 1.47%
AbbVie Inc
0.75%, 11/18/2027 EUR 200 $ 205
4.05%, 11/21/2039 $ 1,949 1,713
4.25%, 11/14/2028 100 99
4.25%, 11/21/2049 1,116 948
4.88%, 11/14/2048 200 187
4.95%, 03/15/2031 727 734
5.05%, 03/15/2034 50 50
5.50%, 03/15/2064 50 50
Astrazeneca Finance LLC
4.85%, 02/26/2029 1,142 1,153
4.88%, 03/03/2028 952 962
4.90%, 03/03/2030 1,040 1,054
AstraZeneca PLC
0.70%, 04/08/2026 200 190
1.38%, 08/06/2030 200 168
3.00%, 05/28/2051 100 69
Bayer AG
4.00%, 08/26/2026 EUR 100 110
4.63%, 05/26/2033 100 114
Bayer US Finance II LLC
3.95%, 04/15/2045
(i)
$ 100 71
4.25%, 12/15/2025
(i)
200 198
4.70%, 07/15/2064
(i)
100 76
Becton Dickinson & Co
3.79%, 05/20/2050 100 77
4.30%, 08/22/2032 345 329
4.69%, 02/13/2028 985 985
Bristol-Myers Squibb Co
1.13%, 11/13/2027 100 91
2.95%, 03/15/2032 631 557
3.25%, 08/01/2042 347 263
3.70%, 03/15/2052 200 151
3.90%, 02/20/2028 100 98
3.90%, 03/15/2062 200 149
4.13%, 06/15/2039 200 176
5.75%, 02/01/2031 1,043 1,096
6.40%, 11/15/2063 631 705
Cardinal Health Inc
4.60%, 03/15/2043 2,156 1,869
4.90%, 09/15/2045 100 90
5.13%, 02/15/2029 474 478
Cencora Inc
2.70%, 03/15/2031 100 88
4.30%, 12/15/2047 586 489
5.13%, 02/15/2034 1,075 1,068
CVS Health Corp
3.00%, 08/15/2026 200 194
4.78%, 03/25/2038 1,553 1,385
5.00%, 02/20/2026 100 100
5.00%, 01/30/2029 300 299
5.05%, 03/25/2048 200 173
5.13%, 07/20/2045 842 738
5.55%, 06/01/2031 698 703
6.05%, 06/01/2054 100 99
Eli Lilly & Co
0.63%, 11/01/2031 EUR 100 93
3.38%, 03/15/2029 $ 250 239
4.15%, 08/14/2027 310 309
4.50%, 02/09/2029 200 200
4.70%, 02/27/2033 736 733
4.88%, 02/27/2053 100 95
GlaxoSmithKline Capital Inc
3.88%, 05/15/2028 300 294
GlaxoSmithKline Capital PLC
1.63%, 05/12/2035 GBP 100 93
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Grifols SA
3.88%, 10/15/2028
(i)
EUR 1,125 $ 1,111
4.75%, 10/15/2028
(i)
$ 1,900 1,751
Johnson & Johnson
0.95%, 09/01/2027 200 183
1.15%, 11/20/2028 EUR 100 103
2.10%, 09/01/2040 $ 400 275
4.80%, 06/01/2029
(h)
733 745
Merck & Co Inc
3.40%, 03/07/2029 200 191
4.90%, 05/17/2044 200 191
5.15%, 05/17/2063 100 96
Merck Financial Services GmbH
0.88%, 07/05/2031 EUR 100 94
MSD Netherlands Capital BV
3.70%, 05/30/2044 100 109
Novartis Capital Corp
2.20%, 08/14/2030 $ 200 177
3.70%, 09/21/2042 100 83
4.00%, 09/18/2031 621 597
Novartis Finance SA
0.00%, 09/23/2028
(d)
EUR 200 195
Novo Nordisk Finance Netherlands BV
1.38%, 03/31/2030 100 101
Option Care Health Inc
4.38%, 10/31/2029
(i)
$ 2,210 2,034
Pfizer Inc
2.74%, 06/15/2043 GBP 100 87
3.45%, 03/15/2029 $ 100 96
3.90%, 03/15/2039 200 174
4.00%, 03/15/2049 100 82
Pfizer Investment Enterprises Pte Ltd
4.75%, 05/19/2033 864 852
5.11%, 05/19/2043 621 603
5.30%, 05/19/2053 882 863
5.34%, 05/19/2063 559 538
Sanofi SA
1.25%, 04/06/2029 EUR 200 203
Takeda Pharmaceutical Co Ltd
1.00%, 07/09/2029 100 99
3.03%, 07/09/2040 $ 200 150
5.00%, 11/26/2028 200 202
5.80%, 07/05/2064 1,134 1,152
Upjohn Finance BV
1.36%, 06/23/2027 EUR 100 104
Viatris Inc
2.30%, 06/22/2027 $ 100 93
2.70%, 06/22/2030 100 87
3.85%, 06/22/2040 521 391
4.00%, 06/22/2050 1,245 861
Wyeth LLC
5.95%, 04/01/2037 506 538
Zoetis Inc
4.45%, 08/20/2048 100 86
5.60%, 11/16/2032 456 474
$ 38,428
Pipelines - 2.15%
Acu Petroleo Luxembourg Sarl
7.50%, 07/13/2035 1,956 1,964
Antero Midstream Partners LP / Antero Midstream
Finance Corp
5.75%, 01/15/2028
(i)
225 224
Blue Racer Midstream LLC / Blue Racer Finance
Corp
7.25%, 07/15/2032
(i)
925 956
Boardwalk Pipelines LP
4.80%, 05/03/2029 100 99

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Buckeye Partners LP
4.50%, 03/01/2028
(i)
$ 1,025 $ 976
5.60%, 10/15/2044 375 318
5.85%, 11/15/2043 1,450 1,253
Cheniere Energy Partners LP
3.25%, 01/31/2032 100 87
4.00%, 03/01/2031 100 92
CNX Midstream Partners LP
4.75%, 04/15/2030
(i)
2,825 2,630
Coastal Gaslink Pipeline LP
4.69%, 09/30/2029 CAD 200 149
5.19%, 09/30/2034 100 76
Columbia Pipelines Operating Co LLC
6.50%, 08/15/2043
(i)
$ 100 106
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 06/15/2031
(i)
2,005 1,908
DCP Midstream Operating LP
3.25%, 02/15/2032 100 87
Enbridge Energy Partners LP
7.38%, 10/15/2045 150 174
Enbridge Inc
2.99%, 10/03/2029 CAD 300 206
3.13%, 11/15/2029 $ 100 92
4.73%, 08/22/2034 CAD 100 73
5.36%, 05/26/2033 75 57
5.70%, 03/08/2033 $ 100 103
6.00%, 01/15/2077
(j)
400 396
CME Term Secured Overnight Financing
Rate 3 Month + 4.15%
6.25%, 03/01/2078
(j)
2,500 2,454
CME Term Secured Overnight Financing
Rate 3 Month + 3.90%
8.50%, 01/15/2084
(j)
200 222
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.43%
Enbridge Pipelines Inc
3.52%, 02/22/2029 CAD 300 212
Energy Transfer LP
4.95%, 05/15/2028 $ 306 307
5.15%, 02/01/2043 260 234
5.25%, 07/01/2029 100 101
5.35%, 05/15/2045 985 902
5.40%, 10/01/2047 1,747 1,597
5.95%, 05/15/2054 100 99
6.10%, 02/15/2042 200 200
6.25%, 04/15/2049 25 25
6.40%, 12/01/2030 537 569
Enterprise Products Operating LLC
3.70%, 01/31/2051 455 339
5.10%, 02/15/2045 100 94
5.35%, 01/31/2033 200 204
EQM Midstream Partners LP
4.75%, 01/15/2031
(i)
725 689
Flex Intermediate Holdco LLC
3.36%, 06/30/2031
(i)
100 86
Galaxy Pipeline Assets Bidco Ltd
3.25%, 09/30/2040 200 155
Genesis Energy LP / Genesis Energy Finance Corp
7.88%, 05/15/2032 750 750
8.25%, 01/15/2029 875 894
8.88%, 04/15/2030 1,150 1,185
Gray Oak Pipeline LLC
3.45%, 10/15/2027
(i)
1,180 1,125
Greensaif Pipelines Bidco Sarl
6.10%, 08/23/2042 1,525 1,525
6.13%, 02/23/2038 200 205
Harvest Midstream I LP
7.50%, 05/15/2032
(i)
1,175 1,203
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Inter Pipeline Ltd/AB
3.98%, 11/25/2031 CAD 100 $ 68
6.38%, 02/17/2033 100 77
Kinder Morgan Energy Partners LP
5.00%, 08/15/2042 $ 100 90
5.40%, 09/01/2044 100 93
5.50%, 03/01/2044 617 582
Kinder Morgan Inc
5.10%, 08/01/2029
(h)
606 609
5.30%, 12/01/2034 200 197
Midwest Connector Capital Co LLC
4.63%, 04/01/2029
(i)
150 147
MPLX LP
4.70%, 04/15/2048 150 126
4.90%, 04/15/2058 50 42
5.00%, 03/01/2033 100 97
Northern Natural Gas Co
5.63%, 02/01/2054
(i)
296 295
NuStar Logistics LP
6.38%, 10/01/2030 1,250 1,264
ONEOK Inc
5.15%, 10/15/2043 100 91
5.80%, 11/01/2030 50 52
6.05%, 09/01/2033 100 104
6.63%, 09/01/2053 100 108
ONEOK Partners LP
6.65%, 10/01/2036 1,331 1,444
Pembina Pipeline Corp
4.75%, 03/26/2048 CAD 200 132
Plains All American Pipeline LP / PAA Finance
Corp
4.30%, 01/31/2043 $ 505 410
4.90%, 02/15/2045 150 130
6.65%, 01/15/2037 852 913
Prairie Acquiror LP
9.00%, 08/01/2029
(i)
1,800 1,825
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 200 196
5.90%, 09/15/2037 570 593
South Bow USA Infrastructure Holdings LLC
5.58%, 10/01/2034
(i)
50 49
Southern Gas Corridor CJSC
6.88%, 03/24/2026 1,725 1,758
Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp
6.00%, 09/01/2031
(i)
675 626
7.38%, 02/15/2029
(i)
1,250 1,254
Targa Resources Corp
4.20%, 02/01/2033 100 92
6.50%, 02/15/2053 100 107
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
5.50%, 03/01/2030 565 566
Tennessee Gas Pipeline Co LLC
2.90%, 03/01/2030
(i)
200 179
TMS Issuer Sarl
5.78%, 08/23/2032 200 205
TransCanada PipeLines Ltd
4.75%, 05/15/2038 300 277
5.92%, 05/12/2052 CAD 100 80
Transcanada Trust
5.60%, 03/07/2082
(j)
$ 3,800 3,627
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.99%
Venture Global LNG Inc
7.00%, 01/15/2030
(i)
1,150 1,157
8.38%, 06/01/2031
(i)
4,200 4,362
9.88%, 02/01/2032
(i)
1,775 1,937

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Western Midstream Operating LP
5.30%, 03/01/2048 $ 619 $ 538
5.45%, 11/15/2034 923 900
5.45%, 04/01/2044 100 90
Williams Cos Inc/The
2.60%, 03/15/2031 100 87
5.30%, 08/15/2028 200 203
5.30%, 08/15/2052 100 94
5.75%, 06/24/2044 652 644
$ 55,919
Private Equity - 0.14%
Brookfield Finance II Inc
5.43%, 12/14/2032 CAD 100 75
Brookfield Finance Inc
5.97%, 03/04/2054 $ 50 52
Brookfield Finance LLC / Brookfield Finance Inc
3.45%, 04/15/2050 50 35
Carlyle Finance Subsidiary LLC
3.50%, 09/19/2029
(i)
100 94
CBRE Global Investors Open-Ended Funds SCA
SICAV-SIF-Pan European Core Fund
0.50%, 01/27/2028 EUR 100 99
EQT AB
2.38%, 04/06/2028 100 105
HAT Holdings I LLC / HAT Holdings II LLC
3.75%, 09/15/2030
(h),(i)
$ 2,175 1,903
8.00%, 06/15/2027
(i)
1,100 1,152
Intermediate Capital Group PLC
1.63%, 02/17/2027 EUR 100 104
KKR Group Finance Co VIII LLC
3.50%, 08/25/2050
(i)
$ 150 106
$ 3,725
Real Estate - 0.38%
Acef Holding SCA
1.25%, 04/26/2030 EUR 100 96
Akelius Residential Property Financing BV
1.00%, 01/17/2028 100 100
Aldar Sukuk No 2 Ltd
3.88%, 10/22/2029 $ 200 191
Alpha Star Holding VII Ltd
7.75%, 04/27/2026 2,400 2,439
Annington Funding PLC
3.18%, 07/12/2029 GBP 100 115
Aroundtown SA
1.45%, 07/09/2028 EUR 100 100
3.00%, 10/16/2029 GBP 100 110
Aster Treasury Plc
1.41%, 01/27/2036 100 86
Blackstone Property Partners Europe Holdings Sarl
1.00%, 10/20/2026 EUR 200 207
Blend Funding PLC
3.46%, 09/21/2049 GBP 100 91
Castellum Helsinki Finance Holding Abp
0.88%, 09/17/2029 EUR 100 94
Clarion Funding PLC
1.25%, 11/13/2032 GBP 100 94
CTP NV
1.25%, 06/21/2029 EUR 100 98
Grand City Properties SA
4.38%, 01/09/2030 100 111
Heimstaden Bostad Treasury BV
1.38%, 07/24/2028 100 99
Hyde Housing Association Ltd
1.75%, 08/18/2055 GBP 100 56
Kojamo Oyj
1.88%, 05/27/2027 EUR 100 105
LEG Immobilien SE
0.75%, 06/30/2031 100 89
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Real Estate (continued)
London & Quadrant Housing Trust
2.00%, 03/31/2032 GBP 100 $ 103
MAF Global Securities Ltd
7.88%, 06/30/2027
(g),(j)
$ 3,275 3,379
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
Notting Hill Genesis
2.88%, 01/31/2029 GBP 100 117
Ontario Teachers' Cadillac Fairview Properties Trust
2.50%, 10/15/2031
(i)
$ 830 695
Orbit Capital PLC
2.00%, 11/24/2038 GBP 100 84
Peabody Capital PLC
5.25%, 03/17/2043 100 121
Platform HG Financing PLC
1.93%, 09/15/2041 100 79
Prologis International Funding II SA
2.38%, 11/14/2030 EUR 125 128
Southern Housing
3.50%, 10/19/2047 GBP 100 89
Sun Hung Kai Properties Capital Market Ltd
2.88%, 01/21/2030 $ 200 181
VGP NV
1.63%, 01/17/2027 EUR 100 104
Vonovia SE
0.00%, 12/01/2025
(d)
200 210
0.38%, 06/16/2027 100 101
0.63%, 03/24/2031 100 90
1.13%, 09/14/2034 100 84
$ 9,846
Regional Authority - 0.16%
Province of British Columbia Canada
4.20%, 07/06/2033 $ 1,662 1,612
Provincia de Buenos Aires/Government Bonds
6.63%, 09/01/2037
(k)
4,335 2,471
$ 4,083
REITs - 0.84%
Alexandria Real Estate Equities Inc
4.90%, 12/15/2030 300 298
5.25%, 05/15/2036 100 98
American Homes 4 Rent LP
4.25%, 02/15/2028 200 196
American Tower Corp
0.45%, 01/15/2027 EUR 100 103
1.45%, 09/15/2026 $ 25 23
1.50%, 01/31/2028 300 270
2.30%, 09/15/2031 869 730
2.70%, 04/15/2031 200 174
4.10%, 05/16/2034 EUR 100 111
5.20%, 02/15/2029 $ 876 886
AvalonBay Communities Inc
2.45%, 01/15/2031 100 87
Boston Properties LP
2.55%, 04/01/2032 150 122
5.75%, 01/15/2035 100 99
Brixmor Operating Partnership LP
4.05%, 07/01/2030 100 95
Choice Properties Real Estate Investment Trust
4.18%, 03/08/2028 CAD 300 217
Covivio SA/France
1.63%, 06/23/2030 EUR 100 98
Crown Castle Inc
2.25%, 01/15/2031 $ 100 85
2.90%, 04/01/2041 200 143
5.00%, 01/11/2028 644 645
5.60%, 06/01/2029 559 573
Digital Dutch Finco BV
1.25%, 02/01/2031 EUR 200 189

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Digital Realty Trust LP
5.55%, 01/15/2028 $ 100 $ 102
Equinix Inc
1.00%, 03/15/2033 EUR 100 89
3.90%, 04/15/2032 $ 100 93
ERP Operating LP
3.50%, 03/01/2028 200 193
Extra Space Storage LP
5.70%, 04/01/2028 100 102
Gecina SA
1.63%, 05/29/2034 EUR 100 93
GLP Capital LP / GLP Financing II Inc
5.38%, 04/15/2026 $ 200 200
5.63%, 09/15/2034 50 49
Goodman US Finance Six LLC
5.13%, 10/07/2034
(i)
376 368
Healthpeak OP LLC
3.50%, 07/15/2029 100 94
Highwoods Realty LP
2.60%, 02/01/2031 100 83
Host Hotels & Resorts LP
3.50%, 09/15/2030 675 612
5.50%, 04/15/2035 100 98
Inmobiliaria Colonial Socimi SA
2.00%, 04/17/2026 EUR 100 107
Invitation Homes Operating Partnership LP
5.50%, 08/15/2033 $ 100 100
Kilroy Realty LP
4.75%, 12/15/2028
(h)
100 98
Kimco Realty OP LLC
2.25%, 12/01/2031 100 84
4.60%, 02/01/2033 25 24
Klepierre SA
2.00%, 05/12/2029 EUR 100 103
LXP Industrial Trust
2.38%, 10/01/2031 $ 520 424
Merlin Properties Socimi SA
1.38%, 06/01/2030 EUR 100 98
MPT Operating Partnership LP / MPT Finance Corp
0.99%, 10/15/2026 2,050 1,890
3.50%, 03/15/2031 $ 1,200 850
5.00%, 10/15/2027
(h)
2,675 2,361
National Health Investors Inc
3.00%, 02/01/2031 1,030 883
NNN REIT Inc
5.60%, 10/15/2033 150 153
Piedmont Operating Partnership LP
3.15%, 08/15/2030 100 86
Prologis Euro Finance LLC
0.50%, 02/16/2032 EUR 300 263
Prologis LP
2.25%, 04/15/2030 $ 200 176
4.00%, 09/15/2028 100 98
Public Storage Operating Co
5.35%, 08/01/2053 100 99
Realty Income Corp
4.65%, 03/15/2047 100 89
5.05%, 01/13/2026 200 200
Regency Centers LP
5.25%, 01/15/2034
(h)
100 101
RioCan Real Estate Investment Trust
5.61%, 10/06/2027 CAD 100 75
Scentre Group Trust 2
4.75%, 09/24/2080
(i)
$ 454 449
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 8.76%
Segro PLC
5.13%, 12/06/2041 GBP 100 120
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
SELP Finance Sarl
1.50%, 11/20/2025 EUR 100 $ 107
Service Properties Trust
8.63%, 11/15/2031
(i)
$ 1,975 2,087
Simon Property Group LP
5.50%, 03/08/2033 100 103
5.85%, 03/08/2053 100 104
Store Capital LLC
4.50%, 03/15/2028 200 194
Tritax Big Box REIT PLC
2.63%, 12/14/2026 GBP 100 122
Trust Fibra Uno
5.25%, 01/30/2026 $ 200 199
UDR Inc
3.10%, 11/01/2034 100 83
Unibail-Rodamco-Westfield SE
1.88%, 01/15/2031 EUR 100 99
2.00%, 05/29/2037 100 88
2.88%, 01/25/2026
(g),(j)
100 107
EUR Swap Annual (VS 6 Month) 5 Year +
2.11%
Ventas Realty LP
5.70%, 09/30/2043 $ 50 49
VICI Properties LP
4.75%, 02/15/2028 100 99
5.75%, 04/01/2034
(h)
100 102
WEA Finance LLC
3.50%, 06/15/2029
(i)
100 92
Welltower OP LLC
4.13%, 03/15/2029 200 195
4.80%, 11/20/2028 GBP 100 126
Weyerhaeuser Co
4.00%, 03/09/2052 $ 697 545
4.75%, 05/15/2026 979 979
WPC Eurobond BV
0.95%, 06/01/2030 EUR 100 94
$ 21,923
Retail - 1.02%
1011778 BC ULC / New Red Finance Inc
4.00%, 10/15/2030
(i)
$ 6,100 5,509
7-Eleven Inc
0.95%, 02/10/2026
(i)
100 95
2.50%, 02/10/2041
(i)
100 66
Alimentation Couche-Tard Inc
1.88%, 05/06/2026 EUR 100 107
5.27%, 02/12/2034
(i)
$ 150 148
Asbury Automotive Group Inc
5.00%, 02/15/2032
(i)
500 461
AutoZone Inc
4.75%, 08/01/2032 100 98
5.10%, 07/15/2029 308 311
Beacon Roofing Supply Inc
6.50%, 08/01/2030
(i)
475 483
CK Hutchison Europe Finance 21 Ltd
1.00%, 11/02/2033 EUR 100 87
CK Hutchison International 21 Ltd
3.13%, 04/15/2041
(i)
$ 200 154
Costco Wholesale Corp
1.38%, 06/20/2027 200 185
1.60%, 04/20/2030 613 525
Darden Restaurants Inc
4.35%, 10/15/2027 488 482
Dick's Sporting Goods Inc
4.10%, 01/15/2052 50 37
Dollar General Corp
3.50%, 04/03/2030 200 184
Genuine Parts Co
6.50%, 11/01/2028 840 886

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Home Depot Inc/The
1.38%, 03/15/2031 $ 100 $ 82
3.35%, 04/15/2050 200 145
4.50%, 12/06/2048 200 178
4.75%, 06/25/2029 50 50
4.90%, 04/15/2029 555 563
4.95%, 06/25/2034 100 100
Kohl's Corp
5.55%, 07/17/2045 693 463
LCM Investments Holdings II LLC
8.25%, 08/01/2031
(i)
1,325 1,384
Lithia Motors Inc
4.38%, 01/15/2031
(i)
950 869
Lowe's Cos Inc
2.50%, 04/15/2026 200 194
2.63%, 04/01/2031 200 175
3.70%, 04/15/2046 525 398
4.05%, 05/03/2047 100 80
4.45%, 04/01/2062 75 60
4.50%, 04/15/2030
(h)
100 99
5.75%, 07/01/2053 100 101
McDonald's Corp
1.50%, 11/28/2029 EUR 200 201
3.60%, 07/01/2030 $ 150 141
3.63%, 09/01/2049 774 577
3.70%, 01/30/2026 100 99
4.60%, 09/09/2032 100 99
4.80%, 08/14/2028 1,661 1,671
4.88%, 12/09/2045 200 184
O'Reilly Automotive Inc
3.60%, 09/01/2027 859 835
5.75%, 11/20/2026 551 562
Raising Cane's Restaurants LLC
9.38%, 05/01/2029
(i)
2,460 2,645
Richemont International Holding SA
1.63%, 05/26/2040 EUR 150 125
Starbucks Corp
4.50%, 11/15/2048 $ 100 86
4.75%, 02/15/2026 100 100
4.80%, 02/15/2033
(h)
100 99
Suburban Propane Partners LP/Suburban Energy
Finance Corp
5.00%, 06/01/2031
(i)
800 734
Target Corp
2.95%, 01/15/2052 100 67
4.50%, 09/15/2032 75 74
Tractor Supply Co
5.25%, 05/15/2033 100 100
Victra Holdings LLC / Victra Finance Corp
8.75%, 09/15/2029
(i)
2,525 2,636
Walmart Inc
1.50%, 09/22/2028 200 180
1.80%, 09/22/2031 150 127
2.50%, 09/22/2041 100 71
4.00%, 04/15/2030 100 98
4.50%, 04/15/2053 100 91
5.63%, 03/27/2034 GBP 200 270
$ 26,631
Savings & Loans - 0.01%
Nationwide Building Society
0.25%, 09/14/2028 EUR 100 97
4.38%, 04/16/2034
(j)
100 111
Euribor Swap Rate 5 Year + 1.65%
$ 208
Semiconductors - 0.37%
Analog Devices Inc
5.30%, 04/01/2054 $ 50 50
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
Applied Materials Inc
3.30%, 04/01/2027 $ 100 $ 98
4.80%, 06/15/2029 430 434
ASML Holding NV
0.63%, 05/07/2029 EUR 100 98
Broadcom Inc
2.45%, 02/15/2031
(i)
$ 1,737 1,500
3.19%, 11/15/2036
(i)
1,609 1,308
3.42%, 04/15/2033
(i)
150 132
3.46%, 09/15/2026 200 196
Foundry JV Holdco LLC
5.90%, 01/25/2030
(i)
200 203
6.15%, 01/25/2032
(i)
444 451
6.25%, 01/25/2035
(i)
627 641
6.40%, 01/25/2038
(i)
387 397
Intel Corp
2.80%, 08/12/2041 200 132
3.73%, 12/08/2047 664 462
4.10%, 05/19/2046 150 113
4.88%, 02/10/2028 200 199
5.05%, 08/05/2062 200 166
5.60%, 02/21/2054
(h)
536 496
KLA Corp
4.95%, 07/15/2052 100 94
Marvell Technology Inc
4.88%, 06/22/2028 200 199
Micron Technology Inc
4.19%, 02/15/2027 100 99
5.88%, 02/09/2033 75 78
NVIDIA Corp
2.00%, 06/15/2031 200 172
NXP BV / NXP Funding LLC / NXP USA Inc
5.00%, 01/15/2033 100 98
QUALCOMM Inc
4.30%, 05/20/2047 100 85
4.80%, 05/20/2045 100 92
Skyworks Solutions Inc
3.00%, 06/01/2031 100 86
Texas Instruments Inc
3.88%, 03/15/2039 100 88
4.60%, 02/15/2028 640 644
4.85%, 02/08/2034 100 100
4.90%, 03/14/2033 100 101
5.05%, 05/18/2063 460 435
TSMC Arizona Corp
3.13%, 10/25/2041 200 159
$ 9,606
Software - 1.80%
ACI Worldwide Inc
5.75%, 08/15/2026
(i)
375 375
Adobe Inc
4.85%, 04/04/2027 396 400
AthenaHealth Group Inc
6.50%, 02/15/2030
(i)
4,490 4,246
Capstone Borrower Inc
8.00%, 06/15/2030
(i)
4,100 4,285
Central Parent Inc / CDK Global Inc
7.25%, 06/15/2029
(i)
1,300 1,305
Central Parent LLC / CDK Global II LLC / CDK
Financing Co Inc
8.00%, 06/15/2029
(i)
2,625 2,682
Clarivate Science Holdings Corp
4.88%, 07/01/2029
(i)
3,150 2,977
Dye & Durham Ltd
8.63%, 04/15/2029
(i)
4,075 4,320
Fidelity National Information Services Inc
3.10%, 03/01/2041 100 74

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Fiserv Inc
3.00%, 07/01/2031 GBP 100 $ 113
3.20%, 07/01/2026 $ 200 195
4.40%, 07/01/2049 1,202 1,017
5.15%, 08/12/2034 619 615
Intuit Inc
5.13%, 09/15/2028 75 77
Microsoft Corp
1.35%, 09/15/2030 100 85
2.40%, 08/08/2026 200 194
2.53%, 06/01/2050 100 64
2.68%, 06/01/2060 150 92
2.92%, 03/17/2052 898 620
3.70%, 08/08/2046 200 167
4.10%, 02/06/2037 200 190
MSCI Inc
4.00%, 11/15/2029
(i)
200 190
Open Text Corp
3.88%, 12/01/2029
(i)
450 410
Oracle Corp
1.65%, 03/25/2026 200 192
2.30%, 03/25/2028 1,698 1,571
2.80%, 04/01/2027 300 287
2.88%, 03/25/2031 100 89
3.60%, 04/01/2040 200 159
3.60%, 04/01/2050 200 144
3.80%, 11/15/2037 2,090 1,774
3.85%, 04/01/2060 300 213
4.00%, 11/15/2047 541 422
4.13%, 05/15/2045 200 161
4.30%, 07/08/2034 502 469
4.65%, 05/06/2030 100 99
5.55%, 02/06/2053 250 244
Playtika Holding Corp
4.25%, 03/15/2029
(i)
5,200 4,691
RingCentral Inc
8.50%, 08/15/2030
(i)
1,350 1,428
Roper Technologies Inc
4.20%, 09/15/2028 200 196
4.90%, 10/15/2034 939 917
Salesforce Inc
1.95%, 07/15/2031 300 254
SAP SE
1.25%, 03/10/2028 EUR 200 207
SS&C Technologies Inc
6.50%, 06/01/2032
(i)
$ 2,150 2,189
UKG Inc
6.88%, 02/01/2031
(i)
2,525 2,587
VMware LLC
4.70%, 05/15/2030 100 98
ZoomInfo Technologies LLC/ZoomInfo Finance
Corp
3.88%, 02/01/2029
(i)
4,100 3,735
$ 46,819
Sovereign - 3.05%
Argentine Republic Government International Bond
4.12%, 07/09/2035
(k)
4,075 2,249
Benin Government International Bond
7.96%, 02/13/2038 2,475 2,436
Brazil Notas do Tesouro Nacional Serie F
9.76%, 01/01/2027 BRL 27,666 4,540
Dominican Republic International Bond
6.85%, 01/27/2045 $ 1,400 1,422
10.75%, 06/01/2036
(i)
DOP 143,000 2,496
Ecuador Government International Bond
5.00%, 07/31/2040
(k)
$ 1,175 596
5.50%, 07/31/2035
(k)
1,950 1,076
6.90%, 07/31/2030
(k)
1,450 996
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Egypt Government Bond
24.46%, 10/01/2027 EGP 55,900 $ 1,115
25.32%, 08/13/2027 53,500 1,079
Egypt Government International Bond
5.80%, 09/30/2027 $ 1,550 1,456
8.50%, 01/31/2047 3,600 2,852
8.70%, 03/01/2049 1,600 1,282
Egypt Treasury Bills
0.00%, 09/16/2025
(d)
EGP 49,700 823
El Salvador Government International Bond
0.25%, 04/17/2030
(i)
$ 30,000 757
Ghana Government International Bond
5.00%, 07/03/2029
(i),(k)
1,175 1,008
Guatemala Government Bond
6.60%, 06/13/2036 1,750 1,776
Hungary Government International Bond
5.50%, 03/26/2036 2,500 2,409
Indonesia Treasury Bond
6.50%, 07/15/2030 IDR 12,700,000 799
6.50%, 02/15/2031 10,800,000 678
6.88%, 04/15/2029 27,100,000 1,737
Iraq International Bond
5.80%, 01/15/2028 $ 1,267 1,217
Israel Government International Bond
4.13%, 01/17/2048
(h)
3,500 2,615
Ivory Coast Government International Bond
5.25%, 03/22/2030 EUR 1,125 1,156
6.88%, 10/17/2040 1,750 1,647
Japan Government Five Year Bond
0.40%, 09/20/2028 JPY 150,000 983
Japan Government Ten Year Bond
0.70%, 12/20/2033 50,000 325
Mexico Government International Bond
4.28%, 08/14/2041 $ 2,281 1,754
6.34%, 05/04/2053 400 371
Nigeria Government International Bond
7.38%, 09/28/2033 2,400 2,028
Pakistan Government International Bond
6.88%, 12/05/2027 3,350 3,034
Peru Government Bond
5.40%, 08/12/2034 PEN 4,225 1,005
Peruvian Government International Bond
7.30%, 08/12/2033
(i)
8,568 2,359
Republic of Italy Government International Bond
3.88%, 05/06/2051 $ 1,013 713
Republic of Poland Government Bond
2.00%, 08/25/2036 PLN 10,427 2,256
Republic of South Africa Government Bond
8.75%, 01/31/2044 ZAR 53,800 2,440
8.88%, 02/28/2035 80,400 4,083
Republic of Uzbekistan International Bond
6.90%, 02/28/2032
(i)
$ 2,075 2,041
Serbia International Bond
6.50%, 09/26/2033 2,125 2,221
Tunisian Republic
6.38%, 07/15/2026 EUR 3,450 3,467
Turkiye Government Bond
37.00%, 02/18/2026 TRY 113,800 3,196
Turkiye Government International Bond
5.75%, 05/11/2047 $ 875 677
Ukraine Government International Bond
0.00%, 02/01/2035
(d),(i),(k)
344 168
0.00%, 02/01/2035
(d),(k)
564 275
0.00%, 02/01/2036
(d),(i),(k)
287 138
0.00%, 02/01/2036
(d),(k)
470 227
1.75%, 02/01/2029
(i),(k)
300 180
1.75%, 02/01/2029
(k)
272 163
1.75%, 02/01/2034
(i),(k)
2,148 1,025

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Ukraine Government International Bond
(continued)
1.75%, 02/01/2034
(k)
$ 1,025 $ 490
1.75%, 02/01/2035
(i),(k)
1,599 743
1.75%, 02/01/2035
(k)
1,289 600
1.75%, 02/01/2036
(i),(k)
67 31
Zambia Government International Bond
0.50%, 12/31/2053 2,300 1,252
5.75%, 06/30/2033
(i),(k)
1,248 1,095
$ 79,557
Student Loan Asset Backed Securities - 0.74%
CIT Education Loan Trust 2007-1
5.70%, 03/25/2042
(i)
1,375 1,353
1.00 x 90 Day Average Secured Overnight
Financing Rate + 0.35%
Commonbond Student Loan Trust 2017-B-GS
2.68%, 09/25/2042
(i)
1,097 1,008
ECMC Group Student Loan Trust 2024-1
6.41%, 11/27/2073
(i)
1,000 1,000
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.15%
ELFI Graduate Loan Program 2024-A LLC
5.56%, 08/25/2049
(i)
1,912 1,922
National Collegiate Student Loan Trust 2005-2
5.22%, 06/25/2033 964 926
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.48%
Navient Private Education Refi Loan Trust 2022-A
2.23%, 07/15/2070
(i)
856 766
Navient Student Loan Trust
6.48%, 03/15/2072
(i)
333 342
SLM Private Credit Student Loan Trust 2003-A
6.81%, 06/15/2032 1,939 713
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.86%
SLM Private Credit Student Loan Trust 2005-B
5.54%, 06/15/2039 596 585
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.59%
SLM Private Credit Student Loan Trust 2006-A
5.50%, 06/15/2039 1,349 1,312
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.55%
SLM Private Credit Student Loan Trust 2006-B
5.41%, 12/15/2039 542 524
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.46%
SLM Private Credit Student Loan Trust 2007-A
5.45%, 12/16/2041 176 175
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.50%
SLM Student Loan Trust 2008-2
6.20%, 04/27/2026 886 886
1.00 x 90 Day Average Secured Overnight
Financing Rate + 1.01%
SLM Student Loan Trust 2008-3
6.45%, 07/25/2028 2,033 2,019
1.00 x 90 Day Average Secured Overnight
Financing Rate + 1.26%
SLM Student Loan Trust 2008-4
7.10%, 01/25/2028 262 263
1.00 x 90 Day Average Secured Overnight
Financing Rate + 1.91%
SLM Student Loan Trust 2008-5
7.15%, 10/25/2027 1,747 1,751
1.00 x 90 Day Average Secured Overnight
Financing Rate + 1.96%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
SLM Student Loan Trust 2008-6
6.55%, 04/25/2029 $ 2,175 $ 2,173
1.00 x 90 Day Average Secured Overnight
Financing Rate + 1.36%
SMB Private Education Loan Trust 2024-C
6.11%, 06/17/2052
(i)
1,688 1,678
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.10%
$ 19,396
Supranational Bank - 0.45%
European Bank for Reconstruction & Development
1.50%, 02/13/2025 1,803 1,787
6.30%, 10/26/2027 INR 291,000 3,403
Inter-American Development Bank
1.13%, 07/20/2028 $ 2,404 2,153
7.00%, 01/25/2029 INR 131,000 1,556
International Bank for Reconstruction &
Development
0.75%, 11/24/2027 $ 1,959 1,768
3.13%, 11/20/2025 1,110 1,095
$ 11,762
Telecommunications - 2.06%
Africell Holding Ltd
10.50%, 10/23/2029
(i)
1,875 1,872
America Movil SAB de CV
4.38%, 04/22/2049
(h)
200 169
AT&T Inc
0.25%, 03/04/2026 EUR 200 210
2.55%, 12/01/2033 $ 200 163
2.60%, 05/19/2038 EUR 150 143
3.55%, 09/15/2055 $ 300 208
3.65%, 06/01/2051 200 145
3.65%, 09/15/2059 200 137
3.85%, 06/01/2060 406 292
4.25%, 06/01/2043 GBP 100 103
4.30%, 11/18/2034 EUR 100 115
4.50%, 05/15/2035 $ 2,196 2,058
4.75%, 05/15/2046 1,381 1,228
4.90%, 08/15/2037 1,625 1,553
5.40%, 02/15/2034 643 653
5.54%, 02/20/2026 300 300
5.55%, 08/15/2041 100 100
Axian Telecom
7.38%, 02/16/2027
(i)
1,975 1,981
Bell Telephone Co of Canada or Bell Canada
4.75%, 09/29/2044 CAD 100 68
5.60%, 08/11/2053 150 114
British Telecommunications PLC
3.13%, 11/21/2031 GBP 100 112
5.13%, 12/04/2028 $ 200 202
C&W Senior Finance Ltd
6.88%, 09/15/2027
(i)
1,621 1,605
Cisco Systems Inc
2.50%, 09/20/2026 100 97
4.85%, 02/26/2029 1,354 1,370
5.05%, 02/26/2034 100 102
5.30%, 02/26/2054 100 101
CK Hutchison Group Telecom Finance SA
1.13%, 10/17/2028 EUR 100 100
Corning Inc
3.90%, 11/15/2049 $ 555 433
5.45%, 11/15/2079 751 704
Deutsche Telekom AG
1.75%, 12/09/2049 EUR 100 77
Deutsche Telekom International Finance BV
1.38%, 12/01/2025 150 161
4.38%, 06/21/2028
(i)
$ 150 148
9.25%, 06/01/2032 100 126

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Digicel Intermediate Holdings Ltd / Digicel
International Finance Ltd / DIFL US
9.00%, PIK 1.50%; 05/25/2027
(k),(l)
$ 4,421 $ 4,443
Koninklijke KPN NV
3.88%, 07/03/2031 EUR 100 113
Liquid Telecommunications Financing Plc
5.50%, 09/04/2026
(i)
$ 1,625 1,170
5.50%, 09/04/2026 275 198
Millicom International Cellular SA
7.38%, 04/02/2032
(i)
2,350 2,401
NTT Finance Corp
0.34%, 03/03/2030 EUR 100 94
1.59%, 04/03/2028
(i)
$ 300 270
Orange SA
0.50%, 09/04/2032 EUR 100 89
1.38%, 02/11/2029
(g),(j)
100 97
EUR Swap Annual (VS 6 Month) 5 Year +
1.49%
1.88%, 09/12/2030 200 204
3.25%, 01/15/2032 GBP 100 115
Rogers Communications Inc
3.20%, 03/15/2027 $ 100 96
3.25%, 05/01/2029 CAD 200 139
4.55%, 03/15/2052 $ 100 83
5.00%, 02/15/2029 707 707
5.90%, 09/21/2033 CAD 200 156
6.75%, 11/09/2039 100 83
SES SA
1.63%, 03/22/2026 EUR 100 106
Sprint Capital Corp
6.88%, 11/15/2028 $ 100 107
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
5.15%, 03/20/2028
(i)
140 141
Telecom Argentina SA
9.50%, 07/18/2031
(i)
1,200 1,236
Telefonica Emisiones SA
1.45%, 01/22/2027 EUR 100 105
2.32%, 10/17/2028 200 212
4.18%, 11/21/2033 100 113
4.90%, 03/06/2048 $ 1,007 880
5.52%, 03/01/2049 200 190
Telia Co AB
0.13%, 11/27/2030 EUR 100 91
Telstra Corp Ltd
1.38%, 03/26/2029 100 101
TELUS Corp
3.15%, 02/19/2030 CAD 100 68
4.65%, 08/13/2031 100 73
4.70%, 03/06/2048 100 66
T-Mobile USA Inc
3.00%, 02/15/2041 $ 3,085 2,266
3.60%, 11/15/2060 669 462
3.88%, 04/15/2030 300 285
4.38%, 04/15/2040 200 177
4.80%, 07/15/2028 200 200
5.05%, 07/15/2033 200 199
5.65%, 01/15/2053 100 100
Turk Telekomunikasyon AS
7.38%, 05/20/2029 800 816
VEON Holdings BV
3.38%, 11/25/2027 1,325 1,155
Verizon Communications Inc
0.19%, 03/24/2028 CHF 100 113
0.88%, 04/08/2027 EUR 200 207
1.30%, 05/18/2033 100 91
1.45%, 03/20/2026 $ 200 192
1.75%, 01/20/2031 150 124
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Verizon Communications Inc (continued)
2.36%, 03/15/2032 $ 200 $ 167
2.65%, 05/06/2030 AUD 200 114
2.85%, 09/03/2041 $ 1,483 1,055
2.88%, 01/15/2038 EUR 100 99
2.99%, 10/30/2056 $ 100 62
3.00%, 11/20/2060 1,052 638
3.40%, 03/22/2041 692 536
3.55%, 03/22/2051 300 219
3.88%, 03/01/2052 461 354
4.00%, 03/22/2050 200 158
4.02%, 12/03/2029 125 120
4.25%, 10/31/2030 EUR 100 114
4.50%, 08/10/2033 $ 1,102 1,049
4.78%, 02/15/2035
(i)
191 184
Viasat Inc
5.63%, 09/15/2025
(i)
4,550 4,491
5.63%, 04/15/2027
(i)
725 677
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031
(i)
3,450 2,976
Vodafone Group PLC
2.20%, 08/25/2026 EUR 200 216
4.25%, 09/17/2050 $ 332 263
5.63%, 02/10/2053 200 195
5.75%, 02/10/2063 520 501
5.88%, 06/28/2064 2,076 2,041
Vodafone International Financing DAC
3.75%, 12/02/2034 EUR 100 111
$ 53,624
Toys, Games & Hobbies - 0.01%
Hasbro Inc
3.55%, 11/19/2026 $ 200 195
Transportation - 0.59%
BNSF Funding Trust I
6.61%, 12/15/2055
(j)
4,310 4,361
3 Month USD LIBOR + 2.35%
Burlington Northern Santa Fe LLC
4.15%, 12/15/2048 946 790
4.45%, 03/15/2043 912 818
5.20%, 04/15/2054 150 147
Canadian National Railway Co
3.05%, 02/08/2050 CAD 100 54
3.85%, 08/05/2032 $ 100 94
4.38%, 09/18/2034 582 557
Canadian Pacific Railway Co
2.88%, 11/15/2029 100 91
4.30%, 05/15/2043 100 87
4.70%, 05/01/2048 649 582
CSX Corp
3.35%, 09/15/2049 100 72
3.80%, 11/01/2046 100 79
4.25%, 03/15/2029 100 99
5.20%, 11/15/2033 100 102
Deutsche Post AG
0.38%, 05/20/2026 EUR 100 105
3.50%, 03/25/2036 100 109
DSV Finance BV
1.38%, 03/16/2030 100 99
East Japan Railway Co
4.11%, 02/22/2043 100 114
FedEx Corp
4.95%, 10/17/2048 $ 100 90
5.10%, 01/15/2044 100 93
FedEx Corp 2020-1 Class AA Pass Through Trust
1.88%, 08/20/2035 2,078 1,758

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
Norfolk Southern Corp
3.15%, 06/01/2027 $ 200 $ 193
4.15%, 02/28/2048 100 83
4.55%, 06/01/2053 100 87
5.55%, 03/15/2034 100 104
Ryder System Inc
5.25%, 06/01/2028 100 101
5.50%, 06/01/2029 695 710
Transnet SOC Ltd
8.25%, 02/06/2028 2,375 2,414
TTX Co
5.50%, 09/25/2026
(i)
839 850
Union Pacific Corp
3.25%, 02/05/2050 100 71
3.60%, 09/15/2037 100 86
3.85%, 02/14/2072 200 146
United Parcel Service Inc
5.30%, 04/01/2050 200 198
XPO Inc
6.25%, 06/01/2028
(i)
150 152
$ 15,496
Trucking & Leasing - 0.30%
Fortress Transportation and Infrastructure Investors
LLC
7.00%, 05/01/2031
(i)
1,825 1,877
7.00%, 06/15/2032
(i)
1,100 1,128
GATX Corp
3.25%, 09/15/2026
(h)
1,028 1,001
4.00%, 06/30/2030 100 95
6.05%, 03/15/2034 775 813
Penske Truck Leasing Co Lp / PTL Finance Corp
5.35%, 03/30/2029
(h),(i)
410 415
5.88%, 11/15/2027
(i)
100 103
6.05%, 08/01/2028
(i)
667 690
6.20%, 06/15/2030
(i)
1,439 1,520
SMBC Aviation Capital Finance DAC
5.55%, 04/03/2034
(i)
200 201
$ 7,843
Water - 0.16%
Aegea Finance Sarl
9.00%, 01/20/2031
(i)
1,875 1,999
9.00%, 01/20/2031 250 267
American Water Capital Corp
3.45%, 06/01/2029 200 189
4.15%, 06/01/2049 100 82
Anglian Water Services Financing PLC
2.63%, 06/15/2027 GBP 100 119
Essential Utilities Inc
3.35%, 04/15/2050 $ 100 69
Georgia Global Utilities JSC
8.88%, 07/25/2029
(i)
850 856
Northumbrian Water Finance PLC
6.38%, 10/28/2034 GBP 100 130
Southern Water Services Finance Ltd
6.19%, 03/31/2029 50 64
Suez SACA
5.00%, 11/03/2032 EUR 100 118
United Utilities Water Finance PLC
2.63%, 02/12/2031 GBP 100 110
Veolia Environnement SA
1.59%, 01/10/2028 EUR 200 209
Yorkshire Water Finance PLC
2.75%, 04/18/2041 GBP 100 81
$ 4,293
TOTAL BONDS $ 1,855,028
SENIOR FLOATING RATE INTERESTS
- 10.07%
Principal
Amount (000's) Value (000's)
Advertising - 0.14%
Advantage Sales & Marketing Inc Term Loan B2
9.12%, 10/28/2027
(p)
$ 269 $ 264
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Clear Channel Outdoor Holdings Inc Term Loan B
8.88%, 08/23/2028
(p)
1,890 1,879
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
8.88%, 08/23/2028
(p)
882 877
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Dotdash Meredith Inc Term Loan B
8.94%, 12/01/2028
(p)
274 274
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Planet US Buyer LLC Term Loan B
7.07%, 02/07/2031
(p)
281 282
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
$ 3,576
Aerospace & Defense - 0.05%
Bleriot US Bidco Inc Term Loan B
7.85%, 10/31/2030
(p)
249 250
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
TransDigm Inc Term Loan J
7.10%, 02/28/2031
(p)
798 799
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
TransDigm Inc Term Loan L
7.32%, 01/19/2032
(p)
208 208
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
$ 1,257
Airlines - 0.06%
AAdvantage Loyalty IP Ltd Term Loan
9.63%, 04/20/2028
(p)
697 716
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Air Canada Term Loan B
7.25%, 03/21/2031
(p)
308 308
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
SkyMiles IP Ltd Term Loan B
8.37%, 10/20/2027
(p)
295 301
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
United Airlines Inc Term Loan B
7.38%, 02/22/2031
(p)
218 218
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
$ 1,543
Apparel - 0.04%
ABG Intermediate Holdings 2 LLC Term Loan B1
7.60%, 12/21/2028
(p)
285 285
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Varsity Brands Inc Term Loan B
8.82%, 08/26/2031
(p)
425 423
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
8.82%, 08/26/2031
(p)
398 396
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 1,104

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment - 0.20%
Clarios Global LP Term Loan B
7.19%, 05/04/2030
(p)
$ 832 $ 832
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Dexko Global Inc Term Loan B
8.61%, 10/04/2028
(p)
118 113
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
First Brands Group LLC Term Loan B
10.51%, 03/30/2027
(p)
2,659 2,581
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
10.51%, 03/30/2027
(p)
323 313
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
First Brands Group LLC Term Loan
14.01%, 03/30/2028
(p)
1,475 1,364
CME Term Secured Overnight Financing
Rate 3 Month + 8.50%
$ 5,203
Beverages - 0.06%
BrewCo Borrower LLC Term Loan
8.42%, 04/05/2028
(p)
374 287
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
10.91%, 04/05/2028
(p)
143 118
CME Term Secured Overnight Financing
Rate 3 Month + 6.25%
BrewCo Borrower LLC PIK Term Loan
9.92%, PIK 0.00%, 04/05/2028
(l),(p)
103 46
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Naked Juice LLC Term Loan
7.95%, 01/24/2029
(p)
152 114
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Pegasus BidCo BV
7.85%, 07/12/2029
(p)
198 198
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Triton Water Holdings Inc Term Loan B
8.12%, 03/31/2028
(p)
753 753
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
8.60%, 03/31/2028
(p)
124 124
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
$ 1,640
Building Materials - 0.05%
ACProducts Holdings Inc Term Loan B
9.11%, 05/17/2028
(p)
225 187
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Chariot Buyer LLC Term Loan B
8.04%, 10/22/2028
(p)
559 558
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
8.35%, 11/03/2028
(p)
298 298
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Gulfside Supply Inc
7.79%, 05/29/2031
(p)
225 225
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
Quikrete Holdings Inc Term Loan B
7.18%, 03/25/2031
(p)
$ 139 $ 139
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
$ 1,407
Chemicals - 0.48%
A-AP Buyer Inc Term Loan B
7.85%, 09/09/2031
(p)
125 125
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Advancion Holdings LLC Term Loan
12.70%, 10/27/2028
(p)
8,680 8,227
CME Term Secured Overnight Financing
Rate 1 Month + 7.75%
Ascend Performance Materials Operations LLC
Term Loan B
9.10%, 08/27/2026
(p)
479 444
CME Term Secured Overnight Financing
Rate 6 Month + 4.75%
Discovery Purchaser Corp Term Loan
8.96%, 08/04/2029
(p)
358 358
CME Term Secured Overnight Financing
Rate 3 Month + 4.38%
Ecovyst Catalyst Technologies LLC Term Loan B
6.84%, 06/12/2031
(p)
217 216
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Herens US Holdco Corp Term Loan B
8.63%, 07/03/2028
(p)
307 299
CME Term Secured Overnight Financing
Rate 3 Month + 3.93%
INEOS US Finance LLC Term Loan B
8.10%, 02/18/2030
(p)
365 365
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
8.43%, 02/07/2031
(p)
284 285
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
INEOS US Petrochem LLC Term Loan B
8.94%, 10/01/2031
(p)
220 219
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
9.04%, 04/02/2029
(p)
273 272
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
NIC Acquisition Corp Term Loan B
8.62%, 12/29/2027
(p)
287 250
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Nouryon USA LLC Term Loan B
8.63%, 04/03/2028
(p)
741 744
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Tronox Finance LLC Term Loan B
7.35%, 05/04/2029
(p)
189 188
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
USALCO LLC
8.68%, 09/17/2031
(p)
204 205
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
WR Grace Holdings LLC Term Loan B
7.85%, 09/22/2028
(p)
236 237
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 12,434

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services - 0.53%
Allied Universal Holdco LLC Term Loan B
8.70%, 05/12/2028
(p)
$ 734 $ 733
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Anticimex Global AB Term Loan B1
8.48%, 11/16/2028
(p)
745 745
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Anticimex Global AB
8.73%, 11/16/2028
(p)
771 773
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
AVSC Holding Corp PIK Term Loan B3
5.00%, PIK 10.00%, 10/15/2026
(l),(p)
235 236
Belron Finance 2019 LLC Term Loan B
7.54%, 10/01/2031
(p)
301 302
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Boost Newco Borrower LLC Term Loan B1
7.10%, 01/31/2031
(p)
1,309 1,312
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Camelot US Acquisition LLC Term Loan B
7.43%, 01/31/2031
(p)
700 700
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Corp Service Co Term Loan B
7.19%, 11/02/2029
(p)
296 296
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Creative Artists Agency LLC Term Loan B
7.59%, 09/12/2031
(p)
500 500
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Driven Brands Holdings Inc
7.80%, 12/17/2028
(p)
365 364
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Element Materials Technology Group US Holdings
Inc
8.35%, 07/06/2029
(p)
392 392
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Ensemble RCM LLC Term Loan B
7.59%, 08/01/2029
(p)
236 236
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Evertec Group LLC
7.94%, 10/12/2030
(p)
189 189
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
First Advantage Holdings LLC Term Loan B
0.00%, 09/19/2031
(p),(q)
210 210
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Garda World Security Corp Term Loan B
8.33%, 02/01/2029
(p)
469 468
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Learning Care Group US No 2 Inc Term Loan B
9.78%, 08/11/2028
(p)
2,881 2,888
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Mister Car Wash Holdings Inc Term Loan B
7.85%, 03/27/2031
(p)
429 429
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
OMNIA Partners LLC Term Loan B
7.87%, 07/25/2030
(p)
$ 284 $ 284
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
PG Polaris BidCo Sarl Term Loan B
7.60%, 03/26/2031
(p)
243 244
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Prime Security Services Borrower LLC Term Loan
B1
7.11%, 10/13/2030
(p)
472 472
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Signal Parent Inc Term Loan B
8.28%, 04/03/2028
(p)
240 215
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Spin Holdco Inc Term Loan B
9.26%, 03/03/2028
(p)
1,242 1,075
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Wand NewCo 3 Inc Term Loan B
8.01%, 01/30/2031
(p)
489 489
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
XPLOR T1 LLC Term Loan B
8.85%, 06/24/2031
(p)
235 236
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
$ 13,788
Computers - 0.22%
Amentum Holdings Inc Term Loan B
7.10%, 07/30/2031
(p)
515 515
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Fortress Intermediate 3 Inc Term Loan B
8.52%, 06/27/2031
(p)
725 724
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
8.52%, 06/27/2031
(p)
549 548
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Javelin Buyer Inc
0.00%, 10/08/2031
(p),(q)
222 221
McAfee Corp Term Loan B1
8.10%, 03/01/2029
(p)
746 744
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
8.10%, 03/01/2029
(p)
536 535
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
NCR Atleos Corp
8.40%, 03/27/2029
(p)
148 148
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Peraton Corp Term Loan B
8.54%, 02/01/2028
(p)
251 243
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Perforce Software Inc Term Loan
8.70%, 07/01/2026
(p)
407 406
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Perforce Software Inc Term Loan B
9.60%, 03/21/2031
(p)
297 297
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
Synechron Inc Term Loan B
8.36%, 09/26/2031
(p)
$ 250 $ 248
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
VeriFone Systems Inc Term Loan
0.00%, 08/08/2025
(p),(q)
569 526
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Vision Solutions Inc Term Loan B
8.85%, 04/23/2028
(p)
301 296
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
World Wide Technology Holding Co LLC Term
Loan B
7.61%, 03/01/2030
(p)
221 222
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 5,673
Distribution & Wholesale - 0.20%
Core & Main LP Term Loan D
6.72%, 07/27/2028
(p)
261 260
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Fastlane Parent Co Inc Term Loan B
9.19%, 09/04/2028
(p)
128 122
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Gates Corp/DE Term Loan B5
7.10%, 06/04/2031
(p)
275 276
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Infinite Bidco LLC Term Loan
12.51%, 02/24/2029
(p)
4,850 4,086
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
Windsor Holdings III LLC Term Loan B
8.26%, 08/01/2030
(p)
429 430
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 5,174
Diversified Financial Services - 0.02%
Azorra SOAR TLB Finance Ltd
8.13%, 10/11/2029
(p)
250 250
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Focus Financial Partners LLC Term Loan B8
7.93%, 09/10/2031
(p)
140 140
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Kestra Advisor Services Holdings A Inc Term Loan
B
9.06%, 03/19/2031
(p)
260 260
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
$ 650
Electric - 0.17%
EFS Cogen Holdings I LLC Term Loan B
8.11%, 10/03/2031
(p)
50 50
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Lightning Power LLC Term Loan B
8.35%, 08/07/2031
(p)
750 751
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Talen Energy Supply LLC Term Loan B
8.20%, 05/17/2030
(p)
1,568 1,570
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Talen Energy Supply LLC Term Loan C
8.17%, 05/17/2030
(p)
$ 1,287 $ 1,288
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Vistra Zero Operating Co LLC Term Loan B
7.43%, 04/30/2031
(p)
686 687
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 4,346
Electronics - 0.02%
Coherent Corp Term Loan B
7.19%, 07/01/2029
(p)
185 184
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Ingram Micro Inc Term Loan B1
7.56%, 09/17/2031
(p)
187 187
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Project Castle Inc
9.66%, 06/01/2029
(p)
153 139
CME Term Secured Overnight Financing
Rate 3 Month + 5.50%
$ 510
Engineering & Construction - 0.07%
Apple Bidco LLC Term Loan
7.55%, 07/14/2028
(p)
230 230
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Apple Bidco LLC Term Loan B
8.19%, 09/22/2028
(p)
230 231
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
ArchKey Holdings Inc
0.00%, 10/10/2031
(p),(q)
273 273
Brown Group Holding LLC Term Loan B1
7.43%, 07/01/2031
(p)
224 223
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Brown Group Holding LLC Term Loan B2
7.52%, 07/01/2031
(p)
519 518
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Centuri Group Inc Term Loan B
7.31%, 08/18/2028
(p)
265 265
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
$ 1,740
Entertainment - 0.32%
AMC Entertainment Holdings Inc Term Loan
11.74%, 01/04/2029
(p)
906 921
CME Term Secured Overnight Financing
Rate 1 Month + 7.00%
Caesars Entertainment Inc Term Loan B1
7.44%, 02/06/2031
(p)
620 620
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Churchill Downs Inc Term Loan B1
6.95%, 03/17/2028
(p)
580 579
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Cinemark USA Inc Term Loan B
7.91%, 05/24/2030
(p)
244 245
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Crown Finance US Inc Term Loan B
0.00%, 10/31/2031
(p),(q)
375 373
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Crown Finance US Inc PIK Term Loan Exit
6.30%, PIK 7.00%, 07/31/2028
(l),(p)
$ 1,351 $ 1,359
CME Term Secured Overnight Financing
Rate 1 Month + 8.50%
Entain PLC Term Loan B
8.01%, 10/31/2029
(p)
523 522
CME Term Secured Overnight Financing
Rate 6 Month + 2.75%
Everi Holdings Inc Term Loan
7.30%, 06/30/2028
(p)
480 480
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Flutter Financing BV Term Loan B
6.60%, 11/30/2030
(p)
612 611
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
Light & Wonder International Inc Term Loan B2
7.03%, 04/14/2029
(p)
168 167
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Lions Gate Capital Holdings LLC Term Loan B
7.03%, 03/24/2025
(p)
69 69
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Merlin Entertainment
8.10%, 11/12/2029
(p)
246 234
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
PCI Gaming Authority Term Loan B
6.69%, 07/18/2031
(p)
215 213
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Penn Entertainment Inc Term Loan B
7.69%, 05/03/2029
(p)
189 189
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Scientific Games Holdings LP Term Loan B
7.59%, 04/04/2029
(p)
565 563
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
SeaWorld Parks & Entertainment Inc Term Loan B2
7.19%, 08/25/2028
(p)
403 402
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Six Flags Entertainment Corp Term Loan B
6.85%, 04/18/2031
(p)
180 179
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
William Morris Endeavor Entertainment LLC Term
Loan B1
7.71%, 05/18/2025
(p)
681 680
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 8,406
Environmental Control - 0.08%
GFL Environmental Inc Term Loan B
5.54%, 07/03/2031
(p)
345 344
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
Madison IAQ LLC Term Loan B
7.89%, 06/21/2028
(p)
213 213
CME Term Secured Overnight Financing
Rate 6 Month + 2.75%
Reworld Holding Corp Term Loan B
7.35%, 11/30/2028
(p)
262 262
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control (continued)
Reworld Holding Corp Term Loan C
7.58%, 11/30/2028
(p)
$ 20 $ 20
CME Term Secured Overnight Financing
Rate 6 Month + 2.50%
Win Waste Innovations Holdings Inc Term Loan
7.71%, 03/24/2028
(p)
1,243 1,181
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 2,020
Food - 0.06%
8th Avenue Food & Provisions Inc Term Loan B
8.55%, 10/01/2025
(p)
646 634
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
9.71%, 10/01/2025
(p)
90 88
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Aspire Bakeries Hldgs LLC
0.00%, 12/13/2030
(p),(q)
140 140
CHG PPC Parent LLC Term Loan B
7.55%, 12/08/2028
(p)
230 229
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Fiesta Purchaser Inc Term Loan B
8.85%, 01/31/2031
(p)
236 237
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Froneri US Inc Term Loan B
0.00%, 01/31/2027
(p),(q)
230 229
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
$ 1,557
Hand & Machine Tools - 0.01%
Madison Safety Flow LLC
7.97%, 09/19/2031
(p)
170 171
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Healthcare - Products - 0.17%
Bausch + Lomb Corp Term Loan B
8.09%, 05/10/2027
(p)
1,254 1,252
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Curia Global Inc Term Loan B
9.10%, 08/28/2026
(p)
99 94
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
ICU Medical Inc Term Loan B
7.25%, 12/15/2028
(p)
230 230
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Insulet Corp Term Loan B
7.34%, 08/01/2031
(p)
239 240
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Medline Borrower LP Term Loan B
7.44%, 10/23/2028
(p)
1,831 1,832
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Medline Borrower LP Term Loan
6.93%, 10/23/2028
(p)
117 117
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Resonetics LLC Unitranche Term Loan B
8.37%, 06/18/2031
(p)
273 274
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
Viant Medical Holdings Inc
0.00%, 10/17/2031
(p),(q)
$ 350 $ 351
$ 4,390
Healthcare - Services - 0.62%
ADMI Corp Term Loan B1
10.44%, 12/23/2027
(p)
298 299
CME Term Secured Overnight Financing
Rate 1 Month + 5.75%
AHP Health Partners Inc Term Loan B
7.43%, 08/24/2028
(p)
194 194
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Aveanna Healthcare LLC Term Loan
12.21%, 12/10/2029
(p)
1,720 1,616
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
Aveanna Healthcare LLC Term Loan B
8.91%, 07/17/2028
(p)
2,806 2,738
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Concentra Health Services Inc Term Loan B
6.94%, 07/26/2031
(p)
250 250
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Eyecare Partners LLC PIK Term Loan C
0.00%, PIK 12.13%, 11/30/2028
(l),(p)
522 89
CME Term Secured Overnight Financing
Rate 3 Month + 6.75%
Eyecare Partners LLC PIK Term Loan B
6.38%, PIK 3.61%, 11/30/2028
(l),(p)
3,500 2,558
CME Term Secured Overnight Financing
Rate 3 Month + 1.00%
Global Medical Response Inc PIK Term Loan B
9.51%, PIK 0.75%, 10/31/2028
(l),(p)
744 740
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
National Mentor Holdings Inc Term Loan B
8.52%, 03/02/2028
(p)
677 663
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
National Mentor Holdings Inc Term Loan C
8.45%, 03/02/2028
(p)
19 19
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Pacific Dental Services Inc Term Loan B
7.54%, 03/15/2031
(p)
391 391
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Phoenix Guarantor Inc Term Loan B4
8.10%, 02/21/2031
(p)
738 738
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Phoenix Newco Inc Term Loan B
7.85%, 11/15/2028
(p)
1,003 1,002
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Radiology Partners Inc
8.88%, PIK 0.00%, 01/31/2029
(l),(p)
467 459
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Select Medical Corp Term Loan B1
7.69%, 03/06/2027
(p)
196 197
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Sound Inpatient Physicians Inc PIK Term Loan B
9.87%, PIK 1.50%, 06/28/2028
(l),(p)
263 235
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Sound Inpatient Physicians Inc PIK Term Loan C
0.00%, PIK 11.62%, 06/28/2029
(l),(p)
$ 2,996 $ 1,857
CME Term Secured Overnight Financing
Rate 3 Month + 6.75%
Surgery Center Holdings Inc Term Loan
7.49%, 12/19/2030
(p)
1,241 1,243
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Team Health Holdings Inc Term Loan B
10.50%, 03/02/2027
(p)
1,035 1,012
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
$ 16,300
Holding Companies - Diversified - 0.01%
Cornerstone Generation LLC
0.00%, 10/28/2031
(p),(q)
390 390
Home Furnishings - 0.09%
AI Aqua Merger Sub Inc Term Loan B
8.36%, 07/30/2028
(p)
824 825
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
MillerKnoll Inc Term Loan B
6.96%, 07/19/2028
(p)
385 383
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Tempur Sealy International Inc Term Loan B
0.00%, 10/03/2031
(p),(q)
250 250
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Weber-Stephen Products LLC Term Loan B
8.21%, 10/30/2027
(p)
744 703
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Weber-Stephen Products LLC Term Loan
9.19%, 10/30/2027
(p)
94 89
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
$ 2,250
Insurance - 1.03%
Acrisure LLC Term Loan B6
8.01%, 11/06/2030
(p)
459 458
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Alliant Holdings Intermediate LLC Term Loan B6
6.47%, 09/12/2031
(p)
1,171 1,165
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
AmWINS Group Inc Term Loan B
7.21%, 02/21/2028
(p)
79 79
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
AssuredPartners Inc Term Loan B5
8.19%, 02/14/2031
(p)
696 696
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Asurion LLC Term Loan B8
8.05%, 12/23/2026
(p)
908 908
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Asurion LLC Term Loan B9
8.05%, 07/31/2027
(p)
163 162
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Asurion LLC Term Loan B11
9.04%, 08/19/2028
(p)
208 206
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Asurion LLC Term Loan B3
10.21%, 01/31/2028
(p)
$ 7,350 $ 7,061
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Asurion LLC Term Loan B4
10.21%, 01/20/2029
(p)
4,510 4,292
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
10.21%, 01/20/2029
(p)
1,950 1,856
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
BroadStreet Partners Inc Term Loan B4
8.10%, 06/14/2031
(p)
1,360 1,358
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
HUB International Ltd Term Loan B
7.37%, 06/20/2030
(p)
996 998
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Ryan Specialty LLC Term Loan B
6.94%, 09/10/2031
(p)
565 564
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Sedgwick Claims Management Services Inc Term
Loan B
7.90%, 07/31/2031
(p)
1,310 1,311
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
7.90%, 07/31/2031
(p)
774 774
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
TIH Insurance Holdings LLC Term Loan B
7.85%, 05/06/2031
(p)
1,180 1,181
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
TIH Insurance Holdings LLC Term Loan
9.35%, 05/06/2032
(p)
2,750 2,784
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
USI Inc/NY Term Loan B
6.05%, 09/27/2030
(p)
232 232
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
7.35%, 11/21/2029
(p)
824 823
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
$ 26,908
Internet - 0.55%
Arches Buyer Inc Term Loan B
8.20%, 12/06/2027
(p)
3,250 3,110
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
CNT Holdings I Corp Term Loan B
8.09%, 11/08/2027
(p)
668 669
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
MH Sub I LLC Term Loan
11.50%, 02/12/2029
(p)
7,550 7,380
CME Term Secured Overnight Financing
Rate 3 Month + 6.25%
Proofpoint Inc Term Loan B
7.85%, 08/31/2028
(p)
420 420
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Ten-X LLC Term Loan
10.11%, 05/26/2028
(p)
$ 2,992 $ 2,753
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
$ 14,332
Investment Companies - 0.28%
Aragorn Parent Corp Term Loan B
8.74%, 12/15/2028
(p)
184 184
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Nexus Buyer LLC Term Loan
11.20%, 11/05/2029
(p)
6,600 6,562
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
Nexus Buyer LLC Term Loan B
8.85%, 07/18/2031
(p)
700 697
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
$ 7,443
Leisure Products & Services - 0.14%
Alterra Mountain Co Term Loan B
7.93%, 08/17/2028
(p)
474 474
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Carnival Corp Term Loan B
7.60%, 08/08/2027
(p)
222 223
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
7.60%, 10/18/2028
(p)
255 256
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
ClubCorp Holdings Inc Term Loan B
9.87%, 09/18/2026
(p)
1,569 1,570
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
GBT US III LLC Term Loan B
7.63%, 07/25/2031
(p)
289 289
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Hayward Industries Inc Term Loan B
7.30%, 05/28/2028
(p)
279 279
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
SRAM LLC Term Loan B
7.55%, 05/18/2028
(p)
219 219
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Topgolf Callaway Brands Corp Term Loan B
7.68%, 03/16/2030
(p)
236 235
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 3,545
Lodging - 0.03%
Fertitta Entertainment LLC/NV Term Loan B
8.54%, 01/13/2029
(p)
500 500
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Hilton Grand Vacations Borrower LLC Term Loan
B
6.98%, 01/17/2031
(p)
283 282
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 782
Machinery - Diversified - 0.88%
Chart Industries Inc Term Loan B
4.59%, 03/15/2030
(p)
181 181
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified (continued)
Engineered Machinery Holdings Inc Term Loan
10.87%, 05/21/2029
(p)
$ 19,333 $ 19,270
CME Term Secured Overnight Financing
Rate 3 Month + 6.00%
Titan Acquisition Ltd/Canada Term Loan B
10.33%, 02/01/2029
(p)
245 245
CME Term Secured Overnight Financing
Rate 6 Month + 5.00%
TK Elevator US Newco Inc Term Loan B
8.59%, 04/30/2030
(p)
819 821
CME Term Secured Overnight Financing
Rate 6 Month + 3.50%
8.59%, 04/30/2030
(p)
1,208 1,211
CME Term Secured Overnight Financing
Rate 6 Month + 3.50%
Victory Buyer LLC Term Loan
8.58%, 11/18/2028
(p)
1,364 1,304
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
$ 23,032
Media - 0.20%
Cengage Learning Inc Term Loan B
9.54%, 03/22/2031
(p)
620 622
CME Term Secured Overnight Financing
Rate 6 Month + 4.25%
Century DE Buyer LLC Term Loan
8.60%, 09/27/2030
(p)
248 248
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
CSC Holdings LLC Term Loan B5
7.17%, 04/15/2027
(p)
782 725
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
CSC Holdings LLC Term Loan B6
0.00%, 01/18/2028
(p),(q)
276 269
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Directv Financing LLC Term Loan Non-Extended
9.85%, 08/02/2027
(p)
277 277
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
iHeartCommunications Inc Term Loan B
7.80%, 05/01/2026
(p)
220 185
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
8.05%, 05/01/2026
(p)
209 173
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
McGraw-Hill Education Inc Term Loan B
8.60%, 08/06/2031
(p)
312 313
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
NEP Group Inc PIK Term Loan B
8.12%, PIK 1.50%, 08/19/2026
(l),(p)
719 694
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Nexstar Media Inc Term Loan B4
7.30%, 09/18/2026
(p)
294 294
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Sunrise Financing Partnership Term Loan AX
7.83%, 01/31/2029
(p)
222 222
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Virgin Media Bristol LLC Term Loan Q
8.15%, 01/31/2029
(p)
150 146
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Virgin Media Bristol LLC Term Loan Y
7.72%, 03/31/2031
(p)
$ 300 $ 291
CME Term Secured Overnight Financing
Rate 6 Month + 3.25%
Ziggo Financing Partnership Term Loan I
7.42%, 04/28/2028
(p)
808 796
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
$ 5,255
Mining - 0.18%
Arctic Canadian Diamond Co Ltd
10.00%, 06/30/2026
(e),(p)
4,510 4,510
Arsenal AIC Parent LLC Term Loan B
8.10%, 08/18/2030
(p)
104 104
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 4,614
Oil & Gas Services - 0.01%
Kestrel Acquisition LLC
0.00%, 10/29/2031
(p),(q)
200 199
Packaging & Containers - 0.25%
Berlin Packaging LLC Term Loan B7
8.57%, 06/09/2031
(p)
269 269
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Clydesdale Acquisition Holdings Inc Term Loan B
8.02%, 04/13/2029
(p)
603 601
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Klockner Pentaplast of America Inc Term Loan B
9.72%, 02/12/2026
(p)
583 542
CME Term Secured Overnight Financing
Rate 6 Month + 4.73%
LABL Inc Term Loan B
9.95%, 10/27/2028
(p)
3,251 3,174
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
9.95%, 10/27/2028
(p)
566 552
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Pactiv Evergreen Group Holdings Inc Term Loan B4
7.19%, 09/24/2028
(p)
299 299
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Proampac PG Borrower LLC Term Loan B
8.84%, 09/15/2028
(p)
461 462
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
SupplyOne Inc Term Loan B
8.44%, 03/27/2031
(p)
213 213
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
TricorBraun Holdings Inc Term Loan
8.05%, 03/03/2028
(p)
451 447
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 6,559
Pharmaceuticals - 0.36%
Amneal Pharmaceuticals LLC Term Loan B
10.19%, 05/04/2028
(p)
226 229
CME Term Secured Overnight Financing
Rate 1 Month + 5.50%
Barentz International BV
8.70%, 03/03/2031
(p)
190 191
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Covetrus Inc Term Loan
9.60%, 10/13/2029
(p)
$ 1,926 $ 1,823
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Gainwell Acquisition Corp Term Loan B
8.70%, 10/01/2027
(p)
1,110 1,065
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Jazz Financing Lux Sarl Term Loan B2
6.94%, 05/05/2028
(p)
405 405
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Organon & Co Term Loan B
7.26%, 05/19/2031
(p)
695 695
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Packaging Coordinators Midco Inc Term Loan
8.08%, 11/30/2027
(p)
4,160 4,163
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
8.08%, 11/30/2027
(p)
140 140
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Perrigo Investments LLC Term Loan B
7.04%, 04/20/2029
(p)
186 186
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Sharp Services LLC Term Loan D
7.88%, 12/31/2028
(p)
579 577
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 9,474
Pipelines - 0.09%
Epic Crude Services LP
7.66%, 10/10/2031
(p)
250 250
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Freeport LNG Investments LLLP
7.88%, 11/17/2026
(p)
835 832
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Freeport LNG Investments LLLP Term Loan B
8.38%, 12/21/2028
(p)
406 403
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
New Fortress Energy Inc Term Loan B
0.00%, 10/27/2028
(p),(q)
254 239
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Oryx Midstream Services Permian Basin LLC Term
Loan B
7.92%, 10/05/2028
(p)
202 202
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
TransMontaigne Operating Co LP Term Loan B
7.94%, 11/17/2028
(p)
282 282
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Traverse Midstream Partners LLC Term Loan B
8.08%, 02/16/2028
(p)
251 252
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
$ 2,460
Real Estate - 0.03%
CoreLogic Inc Term Loan B
8.30%, 06/02/2028
(p)
277 275
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Real Estate (continued)
Cushman & Wakefield US Borrower LLC Term
Loan B
6.43%, 01/31/2030
(p)
$ 255 $ 255
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Cushman & Wakefield US Borrower LLC
7.94%, 01/31/2030
(p)
249 249
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Forest City Enterprises LP Term Loan B
0.00%, 12/07/2025
(p),(q)
164 158
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 937
Retail - 0.18%
EG America LLC Term Loan BC
10.44%, 02/07/2028
(p)
313 313
CME Term Secured Overnight Financing
Rate 1 Month + 5.50%
IRB Holding Corp Term Loan B
7.54%, 12/15/2027
(p)
631 631
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Johnstone Supply LLC Term Loan B
6.24%, 05/16/2031
(p)
290 289
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Kodiak BP LLC Term Loan B2
8.44%, 03/17/2028
(p)
139 140
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
LBM Acquisition LLC Term Loan B
8.53%, 12/17/2027
(p)
139 139
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
8.67%, 06/06/2031
(p)
219 216
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
LS Group OpCo Acquisition LLC Term Loan B
7.69%, 04/23/2031
(p)
199 198
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
MITER Brands Acquisition Holdco Inc Term Loan
B2
7.69%, 03/21/2031
(p)
209 210
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
PetSmart LLC Term Loan B
7.68%, 02/11/2028
(p)
786 781
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
RH Term Loan B
7.30%, 10/20/2028
(p)
263 253
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Victra Holdings LLC Term Loan B
0.00%, 03/31/2029
(p),(q)
518 523
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Whatabrands LLC Term Loan B
7.60%, 08/03/2028
(p)
744 744
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
White Cap Supply Holdings LLC Term Loan B
7.93%, 10/19/2029
(p)
190 189
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 4,626

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors - 0.15%
Altar Bidco Inc Term Loan
9.75%, 02/01/2030
(p)
$ 3,570 $ 3,463
CME Term Secured Overnight Financing
Rate 6 Month + 5.60%
Synaptics Inc Term Loan B
7.22%, 10/20/2028
(p)
229 229
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
Ultra Clean Holdings Inc Term Loan B
8.10%, 02/28/2028
(p)
185 185
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 3,877
Software - 1.44%
Applied Systems Inc Term Loan
9.85%, 02/06/2032
(p)
2,700 2,774
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
Avaya Inc PIK Term Loan Exit
12.35%, PIK 0.00%, 07/31/2028
(l),(p)
1,026 862
CME Term Secured Overnight Financing
Rate 1 Month + 7.50%
Azalea Topco Inc Term Loan B
8.35%, 04/30/2031
(p)
324 324
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Boxer Parent Co Inc Term Loan B
8.34%, 07/30/2031
(p)
844 841
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Capstone Borrower Inc Term Loan B
7.85%, 06/17/2030
(p)
241 241
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Cast & Crew LLC Term Loan B
8.60%, 12/29/2028
(p)
1,592 1,554
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
CCC Intelligent Solutions Inc Term Loan B
7.21%, 09/21/2028
(p)
135 135
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Central Parent LLC Term Loan B
7.85%, 07/06/2029
(p)
500 497
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Ceridian HCM Holding Inc
7.35%, 03/01/2031
(p)
196 196
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Cloudera Inc Term Loan
10.77%, 10/08/2029
(p)
1,490 1,423
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Cotiviti Inc Term Loan B
7.39%, 05/01/2031
(p)
710 711
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
DS Admiral Bidco LLC Term Loan B
8.94%, 06/26/2031
(p)
250 245
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
DTI Holdco Inc Term Loan B
9.60%, 04/26/2029
(p)
223 224
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Dun & Bradstreet Corp/The Term Loan B2
7.47%, 01/18/2029
(p)
$ 488 $ 488
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Ellucian Holdings Inc Term Loan B
8.29%, 10/09/2029
(p)
692 695
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Envestnet Inc/BCPE Pequod Buyer Inc
0.00%, 09/19/2031
(p),(q)
210 210
EP Purchaser LLC Term Loan B
8.37%, 11/06/2028
(p)
693 690
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Epicor Software Corp Delayed Draw Term Loan DD
7.96%, 05/30/2031
(p)
176 177
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Epicor Software Corp Term Loan
8.10%, 05/23/2031
(p)
1,254 1,257
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Genesys Cloud Services Holdings II LLC Term
Loan B
7.69%, 12/01/2027
(p)
1,258 1,260
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Icon Parent Inc
0.00%, 09/11/2031
(p),(q)
530 526
IGT Holding IV AB Term Loan B
8.49%, 03/31/2028
(p)
280 281
CME Term Secured Overnight Financing
Rate 3 Month + 3.40%
Informatica LLC Term Loan B
6.94%, 10/27/2028
(p)
518 518
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Instructure Holdings Inc Term Loan B
8.07%, 10/30/2028
(p)
330 330
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Isolved Inc Term Loan B
8.35%, 10/15/2030
(p)
192 193
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Leia Finco US LLC Term Loan B
7.89%, 10/09/2031
(p)
2,050 2,030
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
7.89%, 10/09/2031
(p)
700 693
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Leia Finco US LLC Term Loan
9.89%, 10/09/2032
(p)
3,700 3,591
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Loyalty Ventures Inc
0.00%, 11/03/2027
(d),(p)
1,608 12
Marcel Bidco LLC Term Loan B5
9.53%, 11/09/2030
(p)
284 284
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Mitchell International Inc Term Loan B
7.94%, 06/17/2031
(p)
761 754
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Modena Buyer LLC Term Loan B
9.10%, 04/18/2031
(p)
$ 1,200 $ 1,148
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Open Text Corp Term Loan B
6.94%, 01/31/2030
(p)
576 578
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
PointClickCare Technologies Inc Term Loan B
0.00%, 10/10/2031
(p),(q)
225 225
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Rackspace Finance LLC Term Loan B
7.68%, 05/15/2028
(p)
737 439
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
11.18%, 05/15/2028
(p)
320 325
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
Riverbed Technology
7.10%, PIK 2.00%, 07/01/2028
(l),(p)
532 319
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Rocket Software Inc Term Loan B
9.60%, 11/28/2028
(p)
697 698
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Skopima Consilio Parent LLC Term Loan
12.46%, 05/14/2029
(p)
4,760 4,671
CME Term Secured Overnight Financing
Rate 1 Month + 7.50%
SS&C Technologies Inc Term Loan B8
7.14%, 05/09/2031
(p)
285 285
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Thunder Generation Funding LLC Term Loan B
7.61%, 09/27/2031
(p)
125 125
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
UKG Inc Term Loan B
7.62%, 01/30/2031
(p)
1,546 1,547
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
7.62%, 01/30/2031
(p)
1,283 1,284
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
VS Buyer LLC Term Loan B
8.04%, 04/12/2031
(p)
314 314
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
West Technology Group LLC Term Loan B3
9.50%, 04/09/2027
(p)
803 697
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Zelis Payments Buyer Inc
0.00%, 10/25/2031
(p),(q)
250 249
Zelis Payments Buyer Inc Term Loan B
7.44%, 09/28/2029
(p)
595 588
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 37,508
Telecommunications - 0.55%
Altice France SA Term Loan B12
8.37%, 01/31/2026
(p)
152 129
CME Term Secured Overnight Financing
Rate 1 Month + 3.69%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Altice France SA Term Loan B13
8.68%, 08/14/2026
(p)
$ 879 $ 743
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Cincinnati Bell Inc Term Loan B2
8.04%, 11/23/2028
(p)
722 721
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
CommScope LLC Term Loan B2
8.05%, 04/06/2026
(p)
1,992 1,945
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Cyborg Oldco DC Holdings Inc Term Loan B
0.00%, 05/01/2024
(d),(p)
454 —
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Delta Topco Inc Term Loan B
9.39%, 11/30/2029
(p)
879 879
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Digicel International Finance Ltd PIK Term Loan B
12.00%, PIK 1.50%, 05/25/2027
(l),(p)
731 727
CME Term Secured Overnight Financing
Rate 1 Month + 5.15%
EOS US Finco LLC Term Loan
11.26%, 10/06/2029
(p)
341 259
CME Term Secured Overnight Financing
Rate 3 Month + 6.00%
Frontier Communications Holdings LLC Term Loan
B
8.76%, 07/01/2031
(p)
1,572 1,578
CME Term Secured Overnight Financing
Rate 6 Month + 3.50%
Level 3 Financing Inc Term Loan B1
11.28%, 04/15/2029
(p)
1,673 1,708
CME Term Secured Overnight Financing
Rate 1 Month + 6.56%
Level 3 Financing Inc Term Loan B2
11.28%, 04/15/2030
(p)
1,503 1,532
CME Term Secured Overnight Financing
Rate 1 Month + 6.56%
Lumen Technologies Inc Term Loan A
0.00%, 06/01/2028
(p),(q)
324 319
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Lumen Technologies Inc Term Loan B2
0.00%, 04/15/2030
(p),(q)
762 683
CME Term Secured Overnight Financing
Rate 1 Month + 2.35%
MLN US Holdco LLC
12.08%, 10/18/2027
(p)
537 43
CME Term Secured Overnight Financing
Rate 3 Month + 6.80%
MLN US Holdco LLC Term Loan
9.41%, 11/30/2025
(p)
824 27
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Syniverse Holdings LLC/DE Term Loan
11.60%, 05/13/2027
(p)
722 717
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
Zayo Group Holdings Inc Term Loan B
7.80%, 03/09/2027
(p)
2,412 2,263
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 14,273

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Transportation - 0.05%
Lasership Inc Term Loan
12.37%, 04/30/2029
(p)
$ 4,990 $ 956
CME Term Secured Overnight Financing
Rate 3 Month + 7.50%
PODS LLC Term Loan B
7.85%, 03/31/2028
(p)
307 289
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
$ 1,245
TOTAL SENIOR FLOATING RATE INTERESTS $ 262,598
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 9.45%
Principal
Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 5.61%
2.00%, 07/01/2041 $ 1,480 $ 1,249
2.00%, 02/01/2051 1,984 1,585
2.00%, 03/01/2051 4,839 3,845
2.00%, 07/01/2051 5,674 4,511
2.00%, 09/01/2051 6,128 4,874
2.00%, 11/01/2051 4,839 3,893
2.00%, 12/01/2051 2,423 1,949
2.00%, 12/01/2051 1,532 1,228
2.00%, 02/01/2052 858 683
2.00%, 02/01/2052 3,240 2,648
2.00%, 03/01/2052 1,875 1,503
2.50%, 07/01/2051 830 694
2.50%, 10/01/2051 891 741
2.50%, 11/01/2051 529 444
2.50%, 12/01/2051 4,591 3,849
2.50%, 12/01/2051 3,326 2,787
2.50%, 12/01/2051 4,164 3,483
2.50%, 01/01/2052 2,069 1,737
2.50%, 01/01/2052 3,416 2,857
2.50%, 02/01/2052 1,235 1,030
2.50%, 03/01/2052 1,038 871
3.00%, 07/01/2037 864 809
3.00%, 08/01/2042 1,103 989
3.00%, 03/01/2052 4,132 3,593
3.00%, 03/01/2052 4,891 4,271
3.00%, 04/01/2052 562 488
3.00%, 05/01/2052 2,586 2,242
3.00%, 05/01/2052 865 745
3.50%, 05/01/2052 4,123 3,721
3.50%, 05/01/2052 2,822 2,545
3.50%, 11/01/2052 1,446 1,294
4.00%, 04/01/2052 768 709
4.00%, 07/01/2052 979 913
4.00%, 08/01/2052 3,253 3,020
4.00%, 10/01/2052 1,271 1,180
4.00%, 03/01/2053 3,801 3,532
4.50%, 08/01/2052 1,326 1,267
4.50%, 09/01/2052 1,903 1,826
4.50%, 10/01/2052 2,144 2,068
4.50%, 02/01/2053 2,479 2,367
4.50%, 11/01/2054
(r)
9,415 8,938
5.00%, 07/01/2052 2,490 2,446
5.00%, 06/01/2053 4,289 4,196
5.00%, 06/01/2053 2,161 2,117
5.00%, 08/01/2053 2,233 2,182
5.00%, 11/01/2054
(r)
5,235 5,086
5.50%, 02/01/2053 3,114 3,116
5.50%, 07/01/2053 1,385 1,387
5.50%, 07/01/2053 1,683 1,680
5.50%, 11/01/2053 1,646 1,643
5.50%, 11/01/2053 1,883 1,884
5.50%, 05/01/2054 1,532 1,528
5.50%, 06/01/2054 1,396 1,388
5.50%, 11/01/2054
(r)
10,315 10,217
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
6.00%, 04/01/2054 $ 1,553 $ 1,580
6.00%, 06/01/2054 972 988
6.00%, 09/01/2054 1,119 1,136
6.00%, 11/01/2054
(r)
5,245 5,278
6.50%, 11/01/2054
(r)
5,375 5,486
$ 146,316
Government National Mortgage Association (GNMA) - 2.24%
2.00%, 01/20/2051 1,321 1,079
2.00%, 07/20/2051 2,734 2,231
2.50%, 04/20/2051 2,121 1,799
2.50%, 07/20/2051 417 354
2.50%, 09/20/2051 2,204 1,869
3.00%, 07/20/2051 3,144 2,759
3.00%, 09/20/2051 950 834
3.50%, 09/20/2047 1,879 1,715
3.50%, 03/20/2048 2,011 1,836
3.50%, 08/20/2048 1,307 1,193
4.00%, 03/20/2049 3,032 2,854
4.00%, 03/20/2050 623 586
4.50%, 05/20/2048 2,417 2,339
4.50%, 11/20/2054
(r)
6,060 5,784
5.00%, 12/20/2052 1,311 1,282
5.00%, 01/20/2053 2,761 2,699
5.00%, 02/20/2053 1,112 1,089
5.00%, 11/20/2054
(r)
9,050 8,839
5.50%, 03/20/2053 1,072 1,069
5.50%, 11/20/2054
(r)
11,390 11,326
6.00%, 11/20/2054
(r)
3,425 3,450
6.50%, 11/20/2054
(r)
1,400 1,422
$ 58,408
U.S. Treasury - 1.05%
1.88%, 11/15/2051 2,014 1,179
2.25%, 02/15/2052 1,268 814
2.75%, 11/15/2042 962 746
2.88%, 05/15/2052 2,042 1,508
3.25%, 05/15/2042 1,047 881
3.50%, 09/30/2029 331 321
3.63%, 09/30/2031 1,940 1,871
3.88%, 08/15/2034 2,226 2,154
4.13%, 10/31/2029 1,443 1,441
4.13%, 08/15/2044 1,126 1,057
4.38%, 05/15/2034 1,045 1,052
4.63%, 05/15/2044 530 533
4.63%, 05/15/2054 2,308 2,361
4.79%, 01/31/2026
(s),(t)
11,500 11,505
US Treasury 3 Month Bill Money Market
Yield + 0.25%
$ 27,423
U.S. Treasury Bill - 0.55%
4.64%, 12/17/2024
(u)
2,515 2,500
4.66%, 12/05/2024
(u)
8,250 8,214
5.02%, 11/29/2024
(u)
3,425 3,413
$ 14,127
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 246,274
REPURCHASE AGREEMENTS - 0.19%
Maturity Amount
(000's) Value (000's)
Banks - 0.19%
Daiwa Securities Repurchase Agreement; 4.85%
traded 10/31/2024 maturing 11/01/2024
(collateralized by US Government Security;
$5,130,688; 4.85%; dated 12/31/2028)
$ 5,029 $ 5,028
TOTAL REPURCHASE AGREEMENTS $ 5,028
TOTAL PURCHASED CREDIT DEFAULT SWAPTIONS - 0.00% $ 46
Total Investments $ 2,684,982
Other Assets and Liabilities -  (2.98)% (77,642)
TOTAL NET ASSETS - 100.00% $ 2,607,340

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $50,345 or
1.93% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(h) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $48,569 or 1.86% of net assets.
(i) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $765,980 or 29.38% of net assets.
(j) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(k) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(l) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(m) Security purchased on a when-issued basis.
(n) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $42,369 or 1.62% of net assets.
(o) Security is an Interest Only Strip.
(p) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(q) This Senior Floating Rate Note will settle after October 31, 2024, at which time the interest rate will be determined.
(r) Security was purchased in a "to-be-announced" ("TBA") transaction.
(s) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$174 or 0.01% of net assets.
(t) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $360 or 0.01% of net assets.
(u) Rate shown is the discount rate of the original purchase.
Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.75% $ 85,777 $ 2,055,196 $ 1,998,208 $ 142,765
$ 85,777 $ 2,055,196 $ 1,998,208 $ 142,765
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.75% $ 3,395 $ — $ — $ —
$ 3,395 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Arctic Canadian Diamond Co Ltd 02/03/2021 $ — $ 1,038 0.04%
High Ridge Brands - Escrow   0.00%, 03/15/2025 12/29/2020 14,671 — 0.00%
Material Sciences Corp   0.00%, PIK 13.06%, 07/09/2026 12/22/2016-09/30/2024 23,240 22,969 0.88%
Specialty Steel   15.29%, 11/15/2026 02/15/2024 38,772 38,772 1.49%
SportsNet New York   10.25%, 01/15/2025 12/27/2017 19,789 18,921 0.73%
Total $ 81,700 3.14%
Amounts in thousands.
Credit Default Swaptions
Purchased Swaptions Outstanding Counterparty
Paid
by the Fund
Received
by the Fund
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 5 Year Credit Default Swap Citigroup Inc 5.00% CDX.NA.HY.43 $ 1,410 107.00% 12/19/2024 $ 17 $ 15 $ (2)
Put - 5 Year Credit Default Swap Goldman Sachs & Co 5.00% CDX.NA.HY.42 1,425 107.00% 12/19/2024 17 12 (5)
Put - 5 Year Credit Default Swap Goldman Sachs & Co 5.00% CDX.NA.HY.43 1,325 107.00% 01/16/2025 17 19 2
Total $ 51 $ 46 $ (5)
Written Swaptions Outstanding Counterparty
Paid
by the Fund
Received
by the Fund
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 5 Year Credit Default Swap Citigroup Inc CDX.NA.HY.43 5.00% $ 1,410 103.00% 12/19/2024 $ (5) $ (3) $ 2
Put - 5 Year Credit Default Swap Goldman Sachs & Co CDX.NA.HY.42 5.00% 1,425 102.00% 12/19/2024 (4) (2) 2
Put - 5 Year Credit Default Swap Goldman Sachs & Co CDX.NA.HY.43 5.00% 1,325 102.50% 01/16/2025 (5) (4) 1
Put - 5 Year Credit Default Swap JPMorgan Chase ITRX.FIN.
SNR.41
1.00% EUR 4,970 70.00% 11/21/2024 (13) (2) 11
Put - 5 Year Credit Default Swap JPMorgan Chase ITRX.FIN.
SNR.41
1.00% 4,251 62.50% 11/21/2024 (9) (4) 5

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

Credit Default Swaptions (continued)
Written Swaptions Outstanding Counterparty
Paid
by the Fund
Received
by the Fund
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 5 Year Credit Default Swap Morgan Stanley & Co CDX.NA.IG.42 1.00% $ 5,700 62.50% 11/21/2024 $ (9) $ (1) $ 8
Total $ (45) $ (16) $ 29
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; December 2024 Long 204 $ 22,535 $ (582)
US 10 Year Ultra Note; December 2024 Long 32 3,640 (72)
US 2 Year Note; December 2024 Short 65 13,387 122
US 2 Year Note; December 2024 Long 38 7,826 (52)
US 5 Year Note; December 2024 Short 201 21,554 457
US Long Bond; December 2024 Long 12 1,416 (79)
US Ultra Bond; December 2024 Long 315 39,572 (728)
Total $ (934)
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America 01/28/2025 EUR 181 $ 196 $ 1 $ —
Bank o f America 01/28/2025 $ 469 EUR 432 — (3)
Bank of New York Mellon 11/20/2024 EUR 43 $ 47 — —
Bank of New York Mellon 11/20/2024 $ 3,100 EUR 2,803 49 —
Citigroup Inc 11/22/2024 EUR 3,675 $ 4,037 — (37)
Citigroup Inc 11/22/2024 $ 18,208 EUR 16,575 167 —
Citigroup Inc 11/29/2024 PEN 8,000 $ 2,134 — (14)
Citigroup Inc 11/29/2024 ZAR 13,000 $ 737 — —
Citigroup Inc 11/29/2024 TRY 246,660 $ 6,941 78 —
Citigroup Inc 11/29/2024 $ 4,357 ZAR 77,000 — (3)
Citigroup Inc 11/29/2024 $ 4,758 BRL 27,300 49 —
HSBC Securities Inc 11/22/2024 EUR 2,909 $ 3,144 22 —
HSBC Securities Inc 11/22/2024 $ 2,184 EUR 1,991 18 (1)
HSBC Securities Inc 11/29/2024 $ 5,877 PEN 22,050 34 —
HSBC Securities Inc 11/29/2024 $ 2,312 PLN 9,250 2 —
HSBC Securities Inc 11/29/2024 $ 2,969 ZAR 52,700 — (15)
Total $ 420 $ (73)
Amounts in thousands.
Credit Default Swaps
Buy Protection
Counterparty Reference Entity
Implied Credit
Spread as of
October 31,
2024
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Goldman Sachs & Co CMBX.11.BBB- N/A (3.00)% Monthly 11/18/2054 $ 650 $ 84 $ — $ 84 $ —
Goldman Sachs & Co CMBX.NA.11.AA N/A (1.50)% Monthly 11/18/2054 1,000 17 (3) 14 —
Goldman Sachs & Co CMBX.NA.13.AA N/A (1.50)% Monthly 12/16/2072 2,000 77 (20) 57 —
Goldman Sachs & Co CMBX.NA.15.A N/A (2.00)% Monthly 11/18/2064 1,000 82 (16) 66 —
Goldman Sachs & Co CMBX.NA.BBB- N/A (3.00)% Monthly 11/18/2064 1,000 158 3 161 —
Morgan Stanley & Co CMBX.NA.15.A N/A (2.00)% Monthly 11/18/2064 1,000 64 2 66 —
Morgan Stanley & Co CMBX.NA.15.A N/A (2.00)% Monthly 11/18/2064 440 26 3 29 —
Morgan Stanley & Co CMBX.NA.8.A N/A (2.00)% Monthly 10/17/2057 829 20 (10) 10 —
Morgan Stanley & Co CMBX.NA.9.BBB N/A (3.00)% Monthly 09/17/2058 1,000 157 7 164 —
Morgan Stanley & Co CMBX.NA.BBB- N/A (3.00)% Monthly 11/18/2064 500 71 9 80 —
Total $ 756 $ (25) $ 731 $ —
Sell Protection
Counterparty Reference Entity
Implied Credit
Spread as of
October 31,
2024
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
(c)
Goldman Sachs & Co CMBX.NA.15.AAA N/A 0.50% Monthly 11/18/2064 $ 2,000 $ (33) $ 9 $ — $ (24)
JPMorgan Chase ITRX.XOVER.42 N/A 5.00% Quarterly 12/20/2029 EUR 2,800 586 1 587 —
Morgan Stanley & Co CMBX.NA.15.AAA N/A 0.50% Monthly 11/18/2064 $ 880 (12) 2 — (10)

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

Credit Default Swaps (continued)
Sell Protection (continued)
Counterparty Reference Entity
Implied Credit
Spread as of
October 31,
2024
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
(c)
Morgan Stanley & Co CMBX.NA.9.A N/A 2.00% Monthly 09/17/2058 $ 1,500 $ (96) $ 16 $ — $ (80)
Total $ 445 $ 28 $ 587 $ (114)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as of
October 31,
2024
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.NA.IG.43 N/A (1.00)% Quarterly 12/20/2029 $ 14,667 $ (325) $ 12 $ (313)
ITRX.FIN.SNR.41 N/A (1.00)% Quarterly 06/20/2029 EUR 9,221 (167) (12) (179)
ITRX.XOVER.42 N/A (5.00)% Quarterly 12/20/2029 1,400 (120) (2) (122)
Total $ (612) $ (2) $ (614)
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the fair value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs is $4,380 and 2,800 EUR.
(c) The price and resulting fair value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing fair values of the swap, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Total Return Swaps
Counterparty Fund Pays Fund Receives
Payment
Frequency
Maturity
Date
Notional
Amount
Upfront
Payments/(Receipts)
Value and Unrealized
Appreciation/(Depreciation)
Asset Liability
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria Government Treasury
Bill, 0.00%, 03/06/2025
Maturity 03/11/2025 $ 889 $ — $ 27 $ —
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria Government Treasury
Bill, 0.00%, 03/13/2025
Maturity 03/18/2025 442 — 27 —
HSBC Securities Inc Secured Overnight Financing
Rate + 0.60%
Egypt Treasury Bill, 0.00%,
03/18/2025
Maturity 03/21/2025 733 — 109 —
HSBC Securities Inc Secured Overnight Financing
Rate + 0.70%
Egypt Treasury Bill, 0.00%,
12/10/2024
Maturity 12/11/2024 772 — 16 —
HSBC Securities Inc Secured Overnight Financing
Rate + 0.60%
Egypt Treasury Bill, 0.00%,
12/17/2024
Maturity 12/20/2024 733 — 100 —
HSBC Securities Inc US Federal Funds Effective
Rate + 0.00%
Zambia Government Bond,
13.00%, 12/18/2027
Maturity 12/20/2027 475 — — (7)
JPMorgan Chase Secured Overnight Financing
Rate + 0.60%
Egypt Treasury Bill, 0.00%,
03/04/2025
Maturity 03/07/2025 713 — 63 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.75%
Egypt Treasury Bill, 0.00%,
09/16/2025
Maturity 09/16/2025 329 — 3 —
Total $ — $ 345 $ (7)
Amounts in thousands.

Schedule of Investments
Diversified Income Fund
October 31, 2024
See accompanying notes.

Short Sales Outstanding
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - (0.25)%
Principal Amount
(000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - (0.25)%
2.00%, 11/01/2054 $ 1,700 $ 1,347
2.50%, 11/01/2039 3,600 3,286
5.00%, 11/01/2039 1,800 1,796
$ 6,429
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (proceeds $6,617) $ 6,429
TOTAL SHORT SALES (proceeds $6,617) $ 6,429

Schedule of Investments
Diversified International Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 2 .58 % Shares Held Value (000's)
Money Market Funds - 2 .58%
Principal Government Money Market Fund - Class
R-6 4.75%
(a),(b)
174,467,262 $ 174,467
TOTAL INVESTMENT COMPANIES $ 174,467
COMMON STOCKS - 97 .41 % Shares Held Value (000's)
Aerospace & Defense - 3 .39%
Airbus SE 560,535 $ 85,504
BAE Systems PLC 7,689,821 123,940
Thales SA 123,028 19,832
$ 229,276
Apparel - 2 .18%
Hermes International SCA 19,764 44,919
LVMH Moet Hennessy Louis Vuitton SE 40,019 26,641
PRADA SpA 2,773,000 21,290
Samsonite International SA
(c)
23,118,200 54,325
$ 147,175
Automobile Manufacturers - 2 .15%
Daimler Truck Holding AG 1,299,578 53,739
Toyota Motor Corp 5,335,700 91,936
$ 145,675
Automobile Parts & Equipment - 1 .19%
Bridgestone Corp 394,400 14,055
Toyota Industries Corp 958,700 66,459
$ 80,514
Banks - 12 .91%
AIB Group PLC 13,832,649 74,157
Banco do Brasil SA 5,837,600 26,518
Bank Negara Indonesia Persero Tbk PT 92,628,900 30,895
Bank of Ireland Group PLC 3,527,453 32,693
Bank Rakyat Indonesia Persero Tbk PT 172,024,094 52,442
Credicorp Ltd 112,696 20,751
DBS Group Holdings Ltd 2,627,260 76,177
Erste Group Bank AG 791,455 44,769
FinecoBank Banca Fineco SpA 1,394,416 22,261
Grupo Financiero Banorte SAB de CV 3,095,730 21,606
ICICI Bank Ltd ADR 2,309,748 70,239
Kotak Mahindra Bank Ltd 3,136,130 64,386
National Bank of Greece SA 7,239,694 56,721
NatWest Group PLC 14,627,297 69,308
Nordea Bank Abp 2,527,246 29,573
Piraeus Financial Holdings SA 4,622,054 17,415
PT Bank Central Asia Tbk 35,346,370 23,045
Societe Generale SA 1,327,996 38,142
Swedbank AB 1,064,098 21,591
UniCredit SpA 1,829,600 80,940
$ 873,629
Beverages - 0 .62%
Arca Continental SAB de CV 1,465,300 12,500
Kweichow Moutai Co Ltd 136,820 29,362
$ 41,862
Biotechnology - 0 .39%
Argenx SE
(d)
45,226 26,668
Building Materials - 1 .93%
CRH PLC 1,371,079 130,710
Chemicals - 0 .38%
Shin-Etsu Chemical Co Ltd 708,345 25,957
Coal - 1 .46%
Teck Resources Ltd 2,119,700 98,620
Commercial Services - 1 .15%
Localiza Rent a Car SA 5,419,687 39,441
TOPPAN Holdings Inc 1,302,800 38,109
$ 77,550
Cosmetics & Personal Care - 3 .06%
L'Oreal SA 146,897 55,111
Unilever PLC 2,492,955 152,076
$ 207,187
Distribution & Wholesale - 0 .39%
Rexel SA 950,505 26,188
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services - 0 .34%
Brookfield Asset Management Ltd 435,358 $ 23,098
Electric - 1 .12%
Iberdrola SA 5,080,230 75,464
Electrical Components & Equipment - 1 .32%
Schneider Electric SE 344,641 89,279
Electronics - 1 .00%
Halma PLC 549,448 17,553
Hoya Corp 376,260 50,341
$ 67,894
Engineering & Construction - 0 .62%
Kajima Corp 1,711,300 29,478
Obayashi Corp 1,001,300 12,275
$ 41,753
Entertainment - 1 .25%
Entain PLC 2,926,831 28,149
Universal Music Group NV 2,237,106 56,299
$ 84,448
Food - 0 .54%
Danone SA 506,875 36,210
Food Service - 0 .56%
Compass Group PLC 1,170,337 38,009
Healthcare - Products - 0 .83%
Alcon AG 306,122 28,118
Smith & Nephew PLC 2,245,441 27,917
$ 56,035
Healthcare - Services - 0 .44%
ICON PLC
(d)
133,417 29,633
Home Builders - 1 .24%
Taylor Wimpey PLC 20,974,352 39,656
Vistry Group PLC
(d)
3,736,173 43,907
$ 83,563
Home Furnishings - 0 .30%
Howden Joinery Group PLC 1,869,868 20,344
Insurance - 8 .73%
AIA Group Ltd 24,640,600 194,471
ASR Nederland NV 511,051 24,223
AXA SA 2,659,866 99,871
Fairfax Financial Holdings Ltd 46,758 58,105
Hannover Rueck SE 275,946 72,462
MS&AD Insurance Group Holdings Inc 1,946,500 43,055
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
94,780 48,469
Sompo Holdings Inc 1,599,500 34,292
Tryg A/S 651,797 15,383
$ 590,331
Internet - 6 .02%
Alibaba Group Holding Ltd 5,350,800 65,453
JD.com Inc 4,452,800 90,299
MercadoLibre Inc
(d)
17,780 36,221
Tencent Holdings Ltd 4,127,200 215,201
$ 407,174
Investment Companies - 0 .39%
EXOR NV 250,326 26,439
Machinery - Construction & Mining - 1 .57%
Mitsubishi Electric Corp 3,732,700 65,667
Weir Group PLC/The 1,511,191 40,697
$ 106,364
Machinery - Diversified - 2 .30%
Atlas Copco AB - A Shares 4,909,982 81,032
Keyence Corp 135,032 60,955
THK Co Ltd 840,300 13,873
$ 155,860
Media - 0 .63%
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
536,673 42,848
Mining - 0 .55%
Sandfire Resources Ltd
(d)
5,528,457 37,415

Schedule of Investments
Diversified International Fund
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas - 4 .50%
Canadian Natural Resources Ltd 1,080,200 $ 36,735
Noble Corp PLC 1,303,422 41,684
Shell PLC 3,419,430 114,166
Suncor Energy Inc 1,998,700 75,449
Tourmaline Oil Corp 792,900 36,554
$ 304,588
Oil & Gas Services - 0 .37%
Schlumberger NV 624,735 25,033
Pharmaceuticals - 8 .73%
AstraZeneca PLC 1,303,698 185,509
Merck KGaA 139,802 23,113
Novo Nordisk A/S 1,097,898 123,146
Roche Holding AG 208,458 64,602
Sanofi SA 1,835,836 194,010
$ 590,380
Private Equity - 3 .90%
3i Group PLC 3,534,683 144,950
Brookfield Corp 1,804,031 95,660
Intermediate Capital Group PLC 875,273 23,251
$ 263,861
Retail - 4 .83%
Alimentation Couche-Tard Inc 1,307,792 68,200
Dollarama Inc 730,800 76,048
Industria de Diseno Textil SA 770,030 43,903
MatsukiyoCocokara & Co 1,284,500 17,488
Wal-Mart de Mexico SAB de CV 12,758,090 35,228
Yum China Holdings Inc 1,951,161 86,066
$ 326,933
Semiconductors - 8 .99%
ASML Holding NV 194,341 130,817
Renesas Electronics Corp 3,585,100 48,034
Samsung Electronics Co Ltd 3,289,165 139,661
Socionext Inc 2,076,700 38,662
Taiwan Semiconductor Manufacturing Co Ltd 8,008,544 251,144
$ 608,318
Software - 0 .68%
Dassault Systemes SE 705,691 24,152
Nemetschek SE 202,721 21,844
$ 45,996
Telecommunications - 2 .02%
Deutsche Telekom AG 4,508,706 136,314
Toys, Games & Hobbies - 1 .53%
Nintendo Co Ltd 1,963,400 103,713
Transportation - 0 .91%
Canadian Pacific Kansas City Ltd 794,900 61,321
TOTAL COMMON STOCKS $ 6,589,629
Total Investments $ 6,764,096
Other Assets and Liabilities -  0.01% 791
TOTAL NET ASSETS - 100.00% $ 6,764,887
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $54,325 or 0.80% of net assets.
(d) Non-income producing security
Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.75% $ 61,242 $ 2,693,253 $ 2,580,028 $ 174,467
$ 61,242 $ 2,693,253 $ 2,580,028 $ 174,467
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.75% $ 3,552 $ — $ — $ —
$ 3,552 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Equity Income Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 1 .63 % Shares Held Value (000's)
Money Market Funds - 1 .63%
BlackRock Liquidity FedFund - Institutional Class
4.75%
(a),(b)
2,392,446 $ 2,392
Principal Government Money Market Fund - Class
R-6 4.75%
(a),(c)
144,824,456 144,824
$ 147,216
TOTAL INVESTMENT COMPANIES $ 147,216
COMMON STOCKS - 98 .60 % Shares Held Value (000's)
Advertising - 1 .30%
Omnicom Group Inc 1,168,923 $ 118,061
Automobile Manufacturers - 4 .62%
Cummins Inc 602,948 198,358
PACCAR Inc 2,105,554 219,567
$ 417,925
Banks - 11 .71%
Bank of America Corp 4,992,096 208,770
Citigroup Inc 1,394,143 89,462
JPMorgan Chase & Co 1,154,231 256,147
Morgan Stanley 2,249,842 261,544
PNC Financial Services Group Inc/The 1,298,788 244,523
$ 1,060,446
Beverages - 1 .70%
Coca-Cola Co/The 2,361,066 154,201
Biotechnology - 1 .86%
Corteva Inc 2,761,844 168,252
Building Materials - 3 .76%
Carrier Global Corp 1,529,716 111,241
Trane Technologies PLC 619,595 229,349
$ 340,590
Chemicals - 1 .38%
Air Products and Chemicals Inc 401,257 124,602
Computers - 1 .87%
Apple Inc 749,262 169,266
Cosmetics & Personal Care - 1 .84%
Procter & Gamble Co/The 1,009,132 166,688
Diversified Financial Services - 3 .04%
Blackrock Inc 214,138 210,076
Nasdaq Inc 885,046 65,422
$ 275,498
Electric - 4 .91%
NextEra Energy Inc 2,184,314 173,107
Sempra 790,886 65,936
WEC Energy Group Inc 1,061,489 101,404
Xcel Energy Inc 1,561,504 104,324
$ 444,771
Food - 1 .04%
Hershey Co/The 530,771 94,254
Healthcare - Products - 4 .57%
Abbott Laboratories 1,652,868 187,386
Medtronic PLC 984,550 87,871
STERIS PLC 621,901 137,969
$ 413,226
Healthcare - Services - 1 .58%
UnitedHealth Group Inc 253,698 143,213
Home Builders - 2 .14%
DR Horton Inc 1,146,018 193,677
Insurance - 4 .06%
Chubb Ltd 818,984 231,314
Fidelity National Financial Inc 2,260,555 136,017
$ 367,331
Iron & Steel - 1 .12%
Reliance Inc 354,919 101,628
Lodging - 2 .42%
Hilton Worldwide Holdings Inc 933,184 219,158
Machinery - Diversified - 2 .20%
Deere & Co 492,704 199,392
COMMON STOCKS (continued) Shares Held Value (000’s)
Media - 1 .15%
Comcast Corp - Class A 2,385,679 $ 104,183
Miscellaneous Manufacturers - 3 .13%
Parker-Hannifin Corp 446,679 283,226
Oil & Gas - 4 .57%
Chevron Corp 559,749 83,302
EOG Resources Inc 1,312,670 160,093
Marathon Petroleum Corp 1,170,456 170,266
$ 413,661
Oil & Gas Services - 0 .45%
Halliburton Co 1,466,351 40,677
Pharmaceuticals - 8 .80%
Becton Dickinson & Co 713,271 166,613
Eli Lilly & Co 28,738 23,845
Merck & Co Inc 1,782,469 182,382
Novartis AG ADR 1,762,249 191,028
Pfizer Inc 2,315,414 65,526
Roche Holding AG ADR 4,308,126 167,199
$ 796,593
Pipelines - 1 .73%
Enterprise Products Partners LP 5,469,524 156,757
Private Equity - 2 .85%
KKR & Co Inc 1,864,732 257,781
REITs - 3 .88%
Alexandria Real Estate Equities Inc 1,262,913 140,878
Equity LifeStyle Properties Inc 1,086,941 76,216
Prologis Inc 668,557 75,507
Realty Income Corp 990,856 58,827
$ 351,428
Retail - 4 .12%
Costco Wholesale Corp 287,429 251,265
Starbucks Corp 1,153,720 112,718
Target Corp 59,459 8,921
$ 372,904
Semiconductors - 3 .75%
Broadcom Inc 477,949 81,141
Microchip Technology Inc 800,914 58,763
Monolithic Power Systems Inc 24,829 18,853
Taiwan Semiconductor Manufacturing Co Ltd ADR 948,201 180,670
$ 339,427
Software - 4 .02%
Fidelity National Information Services Inc 643,347 57,727
Microsoft Corp 357,284 145,182
Salesforce Inc 125,444 36,551
SAP SE ADR
(d)
530,756 124,006
$ 363,466
Telecommunications - 1 .95%
T-Mobile US Inc 791,018 176,524
Transportation - 1 .08%
Expeditors International of Washington Inc 821,312 97,736
TOTAL COMMON STOCKS $ 8,926,542
Total Investments $ 9,073,758
Other Assets and Liabilities -  (0.23)% (20,421)
TOTAL NET ASSETS - 100.00% $ 9,053,337
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,392 or
0.03% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $2,309 or 0.03% of net assets.

Schedule of Investments
Equity Income Fund
October 31, 2024
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.75% $ 145,357 $ 2,562,999 $ 2,563,532 $ 144,824
$ 145,357 $ 2,562,999 $ 2,563,532 $ 144,824
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.75% $ 8,162 $ — $ — $ —
$ 8,162 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 13.92% Shares Held Value (000's)
Money Market Funds - 13.92%
BlackRock Liquidity FedFund - Institutional Class
4.75%
(a),(b)
1,825,654 $ 1,826
Principal Government Money Market Fund - Class
R-6 4.75%
(a),(b),(c)
90,146,824 90,147
$ 91,973
TOTAL INVESTMENT COMPANIES $ 91,973
BONDS - 83.67%
Principal
Amount (000's) Value (000's)
Automobile Manufacturers - 0.53%
Ford Otomotiv Sanayi AS
7.13%, 04/25/2029
(d)
$ 3,450 $ 3,504
Banks - 8.64%
Banca Transilvania SA
7.25%, 12/07/2028
(e)
EUR 1,375 1,601
Euribor Swap Rate 1 Year + 4.29%
8.88%, 04/27/2027
(e)
2,750 3,167
Euribor Swap Rate 1 Year + 5.58%
Banco Mercantil del Norte SA/Grand Cayman
5.88%, 01/24/2027
(d),(e),(f),(g),(h)
$ 4,575 4,422
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.64%
5.88%, 01/24/2027
(e),(f),(g),(h)
1,150 1,112
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.64%
Bank Gospodarstwa Krajowego
5.75%, 07/09/2034
(d)
3,175 3,203
BBVA Bancomer SA/Texas
5.13%, 01/18/2033
(e),(g)
2,525 2,355
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
8.45%, 06/29/2038
(d),(e),(g)
3,300 3,471
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.66%
BOI Finance BV
7.50%, 02/16/2027 EUR 2,655 2,760
HSBC Holdings PLC
6.25%, 03/09/2034
(e)
$ 7,625 8,080
Secured Overnight Financing Rate + 2.39%
Israel Discount Bank Ltd
5.38%, 01/26/2028
(d)
2,300 2,275
JPMorgan Chase Bank NA
0.00%, 03/15/2034
(d),(i)
TRY 1,820,000 2,610
Korea Development Bank/The
0.80%, 07/19/2026 $ 4,360 4,091
4.75%, 06/26/2027 4,000 4,035
National Bank of Uzbekistan
8.50%, 07/05/2029 1,450 1,486
Standard Chartered PLC
5.91%, 05/14/2035
(d),(e)
1,600 1,640
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.45%
5.91%, 05/14/2035
(e)
700 718
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.45%
6.10%, 01/11/2035
(d),(e),(h)
5,025 5,232
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.10%
6.10%, 01/11/2035
(e)
1,200 1,249
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.10%
Turkiye Vakiflar Bankasi TAO
8.99%, 10/05/2034
(d),(e)
3,450 3,564
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.67%
$ 57,071
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials - 0.25%
Cemex SAB de CV
9.13%, 03/14/2028
(e),(f),(h)
$ 1,550 $ 1,650
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.16%
Chemicals - 1.13%
Sasol Financing USA LLC
8.75%, 05/03/2029
(d)
3,650 3,751
8.75%, 05/03/2029 900 925
Sociedad Quimica y Minera de Chile SA
6.50%, 11/07/2033
(d)
2,699 2,818
$ 7,494
Commercial Services - 0.45%
Mersin Uluslararasi Liman Isletmeciligi AS
8.25%, 11/15/2028 2,900 2,997
Distribution & Wholesale - 0.34%
Telecommunications co Telekom Srbija AD
Belgrade
7.00%, 10/28/2029
(d)
2,250 2,255
Diversified Financial Services - 0.36%
SOCAR Turkey Enerji AS via Steas Funding 1 DAC
7.23%, 03/17/2026 2,400 2,388
Electric - 2.32%
Comision Federal de Electricidad
5.00%, 09/29/2036 2,457 2,193
Electricidad Firme de Mexico Holdings SA de CV
4.90%, 11/20/2026 3,900 3,777
Energo-Pro AS
8.50%, 02/04/2027
(h)
2,726 2,734
8.50%, 02/04/2027
(d)
1,950 1,956
FIEMEX Energia - Banco Actinver SA Institucion
de Banca Multiple
7.25%, 01/31/2041
(d),(h)
4,625 4,637
$ 15,297
Energy - Alternate Sources - 0.60%
FS Luxembourg Sarl
8.88%, 02/12/2031
(d)
3,600 3,672
8.88%, 02/12/2031 300 306
$ 3,978
Engineering & Construction - 3.39%
Aeropuertos Dominicanos Siglo XXI SA
7.00%, 06/30/2034
(d)
5,200 5,304
HTA Group Ltd/Mauritius
7.50%, 06/04/2029
(d)
5,050 5,135
IHS Holding Ltd
5.63%, 11/29/2026 2,075 2,039
IHS Netherlands Holdco BV
8.00%, 09/18/2027 6,175 6,169
Kingston Airport Revenue Finance Ltd
6.75%, 12/15/2036
(d)
3,675 3,746
$ 22,393
Food - 0.35%
Minerva Luxembourg SA
8.88%, 09/13/2033
(d)
2,175 2,284
Forest Products & Paper - 0.56%
LD Celulose International GmbH
7.95%, 01/26/2032
(d)
3,600 3,685
Iron & Steel - 0.64%
CSN Inova Ventures
6.75%, 01/28/2028 3,950 3,775
Samarco Mineracao SA Escrow Shares
0.00%, 10/24/2023
(i),(j)
200 —
Usiminas International Sarl
5.88%, 07/18/2026 446 443
$ 4,218
Mining - 1.57%
Navoi Mining & Metallurgical Combinat
6.95%, 10/17/2031
(d)
2,475 2,479

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
WE Soda Investments Holding PLC
9.38%, 02/14/2031
(d)
$ 1,775 $ 1,822
9.50%, 10/06/2028
(d)
3,675 3,786
9.50%, 10/06/2028 2,200 2,266
$ 10,353
Oil & Gas - 6.25%
Energean Israel Finance Ltd
5.38%, 03/30/2028
(d)
4,300 3,870
8.50%, 09/30/2033
(d),(h)
4,440 4,222
Leviathan Bond Ltd
6.50%, 06/30/2027
(d)
5,575 5,279
Petroleos de Venezuela SA
0.00%, 05/16/2024
(i)
24,625 2,315
0.00%, 11/15/2026
(i)
2,525 240
Petroleos Mexicanos
6.35%, 02/12/2048 2,875 1,964
6.50%, 03/13/2027 4,025 3,950
6.50%, 01/23/2029 4,500 4,228
6.75%, 09/21/2047 1,575 1,128
Puma International Financing SA
7.75%, 04/25/2029
(d)
6,400 6,536
Tengizchevroil Finance Co International Ltd
4.00%, 08/15/2026 4,990 4,831
Trident Energy Finance PLC
12.50%, 11/30/2029
(d),(h)
2,600 2,724
$ 41,287
Oil & Gas Services - 0.36%
Yinson Boronia Production BV
8.95%, 07/31/2042 2,225 2,356
Pipelines - 3.28%
Acu Petroleo Luxembourg Sarl
7.50%, 07/13/2035 4,322 4,340
Galaxy Pipeline Assets Bidco Ltd
2.16%, 03/31/2034
(d)
2,613 2,265
2.16%, 03/31/2034 1,994 1,728
Greensaif Pipelines Bidco Sarl
5.85%, 02/23/2036
(d)
2,250 2,252
6.13%, 02/23/2038
(d)
3,725 3,814
6.13%, 02/23/2038 4,625 4,733
Southern Gas Corridor CJSC
6.88%, 03/24/2026 2,475 2,523
$ 21,655
Real Estate - 0.24%
MAF Global Securities Ltd
7.88%, 06/30/2027
(e),(f)
1,525 1,574
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
Regional Authority - 0.69%
Provincia de Buenos Aires/Government Bonds
6.63%, 09/01/2037
(k)
7,948 4,530
Sovereign - 46.04%
Abu Dhabi Government International Bond
3.13%, 05/03/2026 4,000 3,918
Argentine Republic Government International Bond
4.12%, 07/09/2035
(k)
10,650 5,878
Benin Government International Bond
7.96%, 02/13/2038 6,550 6,446
Brazil Notas do Tesouro Nacional Serie F
9.76%, 01/01/2027 BRL 159,300 26,139
Brazilian Government International Bond
6.13%, 01/22/2032
(h)
$ 6,575 6,624
Chile Government International Bond
2.75%, 01/31/2027 9,000 8,596
Colombia Government International Bond
4.50%, 03/15/2029 2,725 2,525
7.50%, 02/02/2034 4,700 4,649
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Dominican Republic International Bond
4.50%, 01/30/2030 $ 6,500 $ 6,022
10.75%, 06/01/2036
(d)
DOP 184,500 3,220
Ecuador Government International Bond
5.00%, 07/31/2040
(k)
$ 3,200 1,623
5.50%, 07/31/2035
(k)
5,225 2,883
6.90%, 07/31/2030
(k)
3,825 2,626
Egypt Government Bond
24.46%, 10/01/2027 EGP 155,400 3,101
25.32%, 08/13/2027 140,200 2,827
Egypt Government International Bond
5.80%, 09/30/2027 $ 4,225 3,970
7.90%, 02/21/2048 1,975 1,482
8.15%, 11/20/2059 2,725 2,074
8.50%, 01/31/2047 3,475 2,753
Egypt Treasury Bills
0.00%, 11/19/2024
(i)
EGP 171,225 3,456
0.00%, 09/16/2025
(i)
143,600 2,378
Ghana Government International Bond
5.00%, 07/03/2029
(d),(k)
$ 3,275 2,808
Guatemala Government Bond
6.55%, 02/06/2037
(d)
3,175 3,198
6.60%, 06/13/2036 3,875 3,933
7.05%, 10/04/2032 2,300 2,422
Indonesia Government International Bond
4.15%, 09/20/2027 6,750 6,672
Indonesia Treasury Bond
6.50%, 07/15/2030 IDR 37,804,000 2,379
6.50%, 02/15/2031 25,100,000 1,576
6.88%, 04/15/2029 73,050,000 4,682
Iraq International Bond
5.80%, 01/15/2028 $ 3,095 2,972
Israel Government International Bond
5.50%, 03/12/2034 11,675 11,374
Ivory Coast Government International Bond
4.88%, 01/30/2032 EUR 5,725 5,447
6.88%, 10/17/2040 4,850 4,563
Lebanon Government International Bond
0.00%, 06/19/2020
(i)
$ 5,375 456
0.00%, 05/27/2022
(i)
1,900 158
0.00%, 10/04/2022
(i)
3,650 313
0.00%, 05/26/2023
(i)
1,900 161
Nigeria Government International Bond
6.13%, 09/28/2028 7,500 6,766
Pakistan Government International Bond
6.88%, 12/05/2027 8,750 7,924
Peru Government Bond
5.40%, 08/12/2034 PEN 32,525 7,733
6.15%, 08/12/2032 14,950 3,871
Peruvian Government International Bond
2.39%, 01/23/2026 $ 4,000 3,866
6.90%, 08/12/2037 PEN 13,275 3,422
Qatar Government International Bond
4.50%, 04/23/2028 $ 5,000 5,025
Republic of Poland Government Bond
2.00%, 08/25/2036 PLN 39,960 8,647
5.00%, 10/25/2034 23,200 5,393
Republic of Poland Government International Bond
5.50%, 11/16/2027 $ 5,000 5,136
Republic of South Africa Government Bond
8.75%, 01/31/2044 ZAR 359,125 16,285
8.88%, 02/28/2035 230,000 11,679
Republic of Uzbekistan International Bond
6.90%, 02/28/2032
(d)
$ 4,775 4,697
Romanian Government International Bond
5.13%, 09/24/2031
(d)
EUR 4,650 5,036
5.25%, 05/30/2032
(d)
2,425 2,631
6.38%, 01/30/2034
(d)
$ 4,626 4,616

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Senegal Government International Bond
5.38%, 06/08/2037 EUR 750 $ 585
6.75%, 03/13/2048 $ 1,525 1,075
Serbia International Bond
6.00%, 06/12/2034
(d)
1,525 1,530
6.00%, 06/12/2034 225 226
Tunisian Republic
6.38%, 07/15/2026 EUR 9,700 9,747
Turkiye Government Bond
37.00%, 02/18/2026 TRY 358,250 10,061
Ukraine Government International Bond
0.00%, 02/01/2035
(d),(i),(k)
$ 1,388 677
0.00%, 02/01/2035
(i),(k)
1,311 640
0.00%, 02/01/2036
(d),(i),(k)
1,161 560
0.00%, 02/01/2036
(i),(k)
1,093 527
1.75%, 02/01/2029
(d),(k)
800 480
1.75%, 02/01/2029
(k)
1,305 783
1.75%, 02/01/2034
(d),(k)
7,046 3,365
1.75%, 02/01/2034
(k)
2,540 1,213
1.75%, 02/01/2035
(d),(k)
5,633 2,618
1.75%, 02/01/2035
(k)
2,638 1,227
Zambia Government International Bond
0.50%, 12/31/2053
(d)
5,425 2,953
0.50%, 12/31/2053 6,963 3,790
5.75%, 06/30/2033
(d),(k)
740 650
5.75%, 06/30/2033
(k)
2,768 2,430
$ 304,168
Supranational Bank - 2.75%
Asian Development Bank
6.72%, 02/08/2028 INR 188,200 2,233
European Bank for Reconstruction & Development
6.30%, 10/26/2027 607,000 7,099
Inter-American Development Bank
7.00%, 01/25/2029 158,000 1,877
International Bank for Reconstruction &
Development
6.75%, 09/08/2027 180,000 2,127
6.85%, 04/24/2028 180,000 2,136
7.05%, 07/22/2029 229,000 2,723
$ 18,195
Telecommunications - 0.84%
Turk Telekomunikasyon AS
7.38%, 05/20/2029 $ 2,050 2,091
VEON Holdings BV
3.38%, 11/25/2027 3,975 3,466
$ 5,557
Transportation - 1.20%
Transnet SOC Ltd
8.25%, 02/06/2028 7,825 7,953
Water - 0.89%
Aegea Finance Sarl
9.00%, 01/20/2031
(d)
3,200 3,412
9.00%, 01/20/2031 250 266
Georgia Global Utilities JSC
8.88%, 07/25/2029
(d)
2,150 2,165
$ 5,843
TOTAL BONDS $ 552,685
Total Investments $ 644,658
Other Assets and Liabilities -  2.41% 15,939
TOTAL NET ASSETS - 100.00% $ 660,597
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $7,346 or
1.11% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $152,829 or 23.13% of net assets.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(g) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $11,360 or 1.72% of net assets.
(h) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $7,044 or 1.07% of net assets.
(i) Non-income producing security
(j) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(k) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
October 31, 2024
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.75% $ 56,782 $ 580,137 $ 546,772 $ 90,147
$ 56,782 $ 580,137 $ 546,772 $ 90,147
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.75% $ 2,028 $ — $ — $ —
$ 2,028 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Euro Bond 10 Year Bond; December 2024 Long 120 $ 17,204 $ (462)
US 5 Year Note; December 2024 Long 763 81,820 (1,444)
US Long Bond; December 2024 Short 245 28,903 1,158
Total $ (748)
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Citigroup Inc 11/22/2024 $ 36,253 EUR 33,000 $ 335 $ —
Citigroup Inc 11/29/2024 PEN 11,200 $ 2,977 — (9)
Citigroup Inc 11/29/2024 TRY 634,352 $ 17,850 199 —
Citigroup Inc 11/29/2024 $ 14,000 ZAR 247,448 — (9)
Citigroup Inc 11/29/2024 $ 20,429 EUR 18,850 — (94)
Citigroup Inc 11/29/2024 $ 12,878 MXN 258,556 10 —
Citigroup Inc 11/29/2024 $ 19,723 CNH 140,351 — (20)
Citigroup Inc 11/29/2024 $ 29,752 BRL 170,300 378 —
Goldman Sachs & Co 11/29/2024 EUR 13,750 $ 14,909 61 —
Goldman Sachs & Co 12/20/2024 $ 5,681 INR 479,000 — (8)
HSBC Securities Inc 11/22/2024 EUR 4,762 $ 5,139 44 —
HSBC Securities Inc 11/29/2024 ILS 24,975 $ 6,612 83 —
HSBC Securities Inc 11/29/2024 PEN 53,850 $ 14,335 — (65)
HSBC Securities Inc 11/29/2024 $ 9,869 THB 330,007 72 —
HSBC Securities Inc 11/29/2024 $ 14,323 ZAR 254,250 — (72)
HSBC Securities Inc 11/29/2024 $ 37,274 PEN 139,925 192 —
HSBC Securities Inc 11/29/2024 $ 14,690 PLN 59,100 — (68)
HSBC Securities Inc 12/20/2024 INR 479,000 $ 5,702 — (14)
JPMorgan Chase 11/22/2024 $ 5,182 EUR 4,757 5 —
JPMorgan Chase 11/29/2024 PEN 16,450 $ 4,382 — (22)
Total $ 1,379 $ (381)
Amounts in thousands.
Credit Default Swaps
Buy Protection
Counterparty Reference Entity
Implied Credit
Spread as of
October 31,
2024
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.36% (1.00)% Quarterly 12/20/2026 $ 20,400 $ (263) $ (3) $ — $ (266)
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.36% (1.00)% Quarterly 12/20/2026 3,300 (42) (1) — (43)
Goldman Sachs & Co China Construction
Bank /London, 3.125%,
05/17/2025
0.32% (1.00)% Quarterly 12/20/2026 20,400 (265) (21) — (286)
Goldman Sachs & Co China Construction
Bank /London, 3.125%,
05/17/2025
0.32% (1.00)% Quarterly 12/20/2026 3,300 (42) (4) — (46)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.35% (1.00)% Quarterly 12/20/2026 16,400 (212) (6) — (218)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.35% (1.00)% Quarterly 12/20/2026 2,600 (33) (1) — (34)

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
October 31, 2024
See accompanying notes.

Credit Default Swaps (continued)
Buy Protection (continued)
Counterparty Reference Entity
Implied Credit
Spread as of
October 31,
2024
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/
Hong Kong, 1.625%,
10/28/2026
0.33% (1.00)% Quarterly 12/20/2026 $ 20,400 $ (264) $ (17) $ — $ (281)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/
Hong Kong, 1.625%,
10/28/2026
0.33% (1.00)% Quarterly 12/20/2026 3,300 (42) (3) — (45)
Total $ (1,163) $ (56) $ — $ (1,219)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as of
October 31,
2024
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.NA.HY.43 N/A (5.00)% Quarterly 12/20/2029 $ 15,000 $ (1,078) $ 35 $ (1,043)
ITRX.XOVER.42 N/A (5.00)% Quarterly 12/20/2029 EUR 49,925 (4,586) 231 (4,355)
Total $ (5,664) $ 266 $ (5,398)
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the fair value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/(Receipts)
Fair
Value
6 Month Warsaw Interbank
Offered Rate
Pay 4.37% Semiannual Annual N/A 12/18/2029 PLN 50,300 $ (341) $ 1 $ (340)
6 Month Warsaw Interbank
Offered Rate
Pay 4.37% Semiannual Annual N/A 12/18/2029 51,400 (227) (121) (348)
6 Month Warsaw Interbank
Offered Rate
Pay 4.37% Semiannual Annual N/A 12/18/2029 16,000 (23) (85) (108)
Brazil Cetip DI Interbank
Deposit Rate
Pay 12.73% Maturity Maturity N/A 01/04/2027 BRL 493,006 (259) — (259)
MXN TIIE Banxico Pay 8.59% Monthly Monthly N/A 12/16/2026 MXN 1,500,000 (1,525) 8 (1,517)
MXN TIIE Banxico Pay 8.59% Monthly Monthly N/A 12/16/2026 225,000 (44) (184) (228)
Total $ (2,419) $ (381) $ (2,800)
Amounts in thousands.
(a)     Forward swap.
Total Return Swaps
Counterparty Fund Pays Fund Receives
Payment
Frequency
Maturity
Date
Notional
Amount
Upfront
Payments/(Receipts)
Value and Unrealized
Appreciation/(Depreciation)
Asset Liability
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria Government Treasury
Bill, 0.00%, 03/06/2025
Maturity 03/11/2025 $ 1,550 $ — $ 47 $ —
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria Government Treasury
Bill, 0.00%, 03/13/2025
Maturity 03/18/2025 1,278 — 79 —
HSBC Securities Inc Secured Overnight Financing
Rate + 0.60%
Egypt Treasury Bill, 0.00%,
03/18/2025
Maturity 03/21/2025 2,116 — 318 —
HSBC Securities Inc Secured Overnight Financing
Rate + 0.60%
Egypt Treasury Bill, 0.00%,
12/17/2024
Maturity 12/20/2024 2,115 — 292 —

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
October 31, 2024
See accompanying notes.

Total Return Swaps (continued)
Counterparty Fund Pays Fund Receives
Payment
Frequency
Maturity
Date
Notional
Amount
Upfront
Payments/(Receipts)
Value and Unrealized
Appreciation/(Depreciation)
Asset Liability
HSBC Securities Inc US Federal Funds Effective
Rate + 0.00%
Zambia Government Bond,
13.00%, 12/18/2027
Maturity 12/20/2027 $ 1,366 $ — $ — $ (19)
JPMorgan Chase Secured Overnight Financing
Rate + 0.60%
Egypt Treasury Bill, 0.00%,
03/04/2025
Maturity 03/07/2025 2,071 — 183 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.75%
Egypt Treasury Bill, 0.00%,
09/16/2025
Maturity 09/16/2025 1,315 — 2 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.75%
Egypt Treasury Bill, 0.00%,
11/19/2024
Maturity 11/19/2024 1,349 — 1 —
Total $ — $ 922 $ (19)
Amounts in thousands.

Schedule of Investments
Global Emerging Markets Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 4 .36 % Shares Held Value (000's)
Money Market Funds - 4 .36%
Principal Government Money Market Fund - Class
R-6 4.75%
(a),(b)
105,493,353 $ 105,493
TOTAL INVESTMENT COMPANIES $ 105,493
COMMON STOCKS - 94 .86 % Shares Held Value (000's)
Aerospace & Defense - 1 .57%
Korea Aerospace Industries Ltd 604,299 $ 25,487
LIG Nex1 Co Ltd 70,736 12,590
$ 38,077
Automobile Manufacturers - 1 .45%
BYD Co Ltd 390,500 14,104
Hyundai Motor India Ltd
(c)
115,126 2,496
Kia Corp 171,772 11,359
Maruti Suzuki India Ltd 55,284 7,256
$ 35,215
Automobile Parts & Equipment - 0 .28%
Fuyao Glass Industry Group Co Ltd
(d)
460,800 3,260
Weichai Power Co Ltd 2,354,000 3,557
$ 6,817
Banks - 13 .64%
Bank Negara Indonesia Persero Tbk PT 94,762,400 31,607
Bank Polska Kasa Opieki SA 746,454 26,116
Bank Rakyat Indonesia Persero Tbk PT 101,683,882 30,999
Grupo Financiero Banorte SAB de CV 894,100 6,240
HDFC Bank Ltd 2,094,098 43,044
ICICI Bank Ltd 3,266,607 50,108
Kotak Mahindra Bank Ltd 2,117,880 43,480
National Bank of Greece SA 6,611,776 51,801
Saudi National Bank/The 3,646,874 32,059
Vietnam Technological & Commercial Joint Stock
Bank
15,642,400 14,733
$ 330,187
Beverages - 1 .65%
Arca Continental SAB de CV 914,600 7,802
Ichitan Group PCL 21,822,400 10,138
Varun Beverages Ltd 3,098,698 22,028
$ 39,968
Biotechnology - 0 .06%
Zai Lab Ltd ADR
(c)
50,546 1,527
Building Materials - 2 .88%
Cemex SAB de CV 81,629,314 42,794
Voltas Ltd 1,372,297 26,862
$ 69,656
Chemicals - 0 .08%
Orbia Advance Corp SAB de CV 1,982,200 1,816
Commercial Services - 1 .06%
Humansoft Holding Co KSC 331,811 2,825
JSW Infrastructure Ltd 5,302,868 19,759
Localiza Rent a Car SA 11,155 81
New Oriental Education & Technology Group Inc 496,100 3,105
$ 25,770
Computers - 2 .14%
Elm Co 22,376 6,078
Globant SA
(c)
106,516 22,357
Quanta Computer Inc 2,577,000 23,402
$ 51,837
Distribution & Wholesale - 0 .14%
AKR Corporindo Tbk PT 37,902,800 3,258
Diversified Financial Services - 3 .22%
Bajaj Finance Ltd 67,073 5,478
Bajaj Housing Finance Ltd
(c)
27,477 44
Banco BTG Pactual SA 1,365,050 7,677
Fubon Financial Holding Co Ltd 8,215,345 22,949
Intercorp Financial Services Inc 210,161 5,689
KB Financial Group Inc 553,331 36,005
$ 77,842
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric - 1 .50%
Adani Energy Solutions Ltd
(c)
2,756,359 $ 31,865
China Longyuan Power Group Corp Ltd 1,703,000 1,515
Emirates Central Cooling Systems Corp 6,262,800 2,985
$ 36,365
Electrical Components & Equipment - 2 .00%
Delta Electronics Inc 3,913,000 48,329
Electronics - 1 .73%
Advanced Energy Solution Holding Co Ltd 121,000 1,924
Avalon Technologies Ltd
(c),(d)
390,160 2,755
E Ink Holdings Inc 2,176,000 20,365
Lotes Co Ltd 220,830 11,231
Voltronic Power Technology Corp 85,000 5,590
$ 41,865
Engineering & Construction - 1 .12%
Cury Construtora e Incorporadora SA 3,381,000 14,311
L&T Technology Services Ltd
(d)
157,849 9,239
Samsung E&A Co Ltd
(c)
267,658 3,445
$ 26,995
Food - 2 .72%
Bid Corp Ltd 503,235 11,865
Indofood Sukses Makmur Tbk PT 18,183,200 8,798
LT Foods Ltd 2,490,451 11,513
Nestle India Ltd 284,117 7,641
SM Investments Corp 213,765 3,447
Want Want China Holdings Ltd 2,607,000 1,622
WH Group Ltd
(d)
27,070,500 21,069
$ 65,955
Forest Products & Paper - 1 .68%
Suzano SA 3,934,700 40,641
Gas - 0 .61%
ENN Natural Gas Co Ltd 2,925,262 7,540
Indraprastha Gas Ltd 1,457,269 7,266
$ 14,806
Healthcare - Products - 0 .25%
Pegavision Corp 309,000 3,582
Universal Vision Biotechnology Co Ltd 348,000 2,359
$ 5,941
Healthcare - Services - 0 .62%
Bangkok Dusit Medical Services PCL 10,092,500 8,297
Hygeia Healthcare Holdings Co Ltd
(c),(d)
3,006,200 6,798
$ 15,095
Home Furnishings - 0 .87%
Anker Innovations Technology Co Ltd 1,569,879 17,680
Gree Electric Appliances Inc of Zhuhai 564,600 3,452
Vestel Beyaz Esya Sanayi ve Ticaret AS 1 —
$ 21,132
Insurance - 4 .04%
AIA Group Ltd 5,758,000 45,444
China Pacific Insurance Group Co Ltd 10,633,000 36,927
Max Financial Services Ltd
(c)
802,380 12,226
PICC Property & Casualty Co Ltd 2,034,000 3,085
$ 97,682
Internet - 18 .05%
Alibaba Group Holding Ltd 4,843,324 59,245
Grab Holdings Ltd
(c)
5,998,423 24,473
IndiaMart InterMesh Ltd
(d)
198,448 5,886
JD.com Inc 3,437,800 69,716
Meituan
(c),(d)
1,765,100 41,710
MercadoLibre Inc
(c)
18,606 37,904
Naspers Ltd 55,668 13,157
PDD Holdings Inc ADR
(c)
206,059 24,849
Tencent Holdings Ltd 2,751,000 143,443
Tencent Music Entertainment Group ADR 264,801 2,947
Trip.com Group Ltd ADR
(c)
212,758 13,701
$ 437,031

Schedule of Investments
Global Emerging Markets Fund
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Iron & Steel - 0 .09%
Severstal PAO
(c)
31,471 $ —
Ternium SA ADR 60,066 2,049
$ 2,049
Leisure Products & Services - 1 .42%
Bajaj Auto Ltd 230,004 26,863
Yadea Group Holdings Ltd
(d)
4,414,000 7,624
$ 34,487
Machinery - Diversified - 0 .65%
WEG SA 1,675,300 15,759
Metal Fabrication & Hardware - 0 .16%
APL Apollo Tubes Ltd 219,146 3,958
Mining - 1 .66%
Aluminum Corp of China Ltd 5,316,000 3,387
Capstone Copper Corp
(c)
1,947,900 13,472
Impala Platinum Holdings Ltd
(c)
1,118,609 7,384
Ivanhoe Mines Ltd
(c)
897,900 11,872
Polyus PJSC
(c)
343 —
Shandong Gold Mining Co Ltd
(d)
2,084,750 4,130
$ 40,245
Miscellaneous Manufacturers - 0 .93%
Escorts Kubota Ltd 341,995 15,195
Zhuzhou CRRC Times Electric Co Ltd 1,887,500 7,243
$ 22,438
Oil & Gas - 1 .32%
Geopark Ltd 312,265 2,448
PRIO SA/Brazil 481,500 3,417
Reliance Industries Ltd 817,240 12,922
Saudi Arabian Oil Co
(d)
712,963 5,121
Thai Oil PCL 6,645,000 8,078
$ 31,986
Pharmaceuticals - 0 .78%
Caplin Point Laboratories Ltd 506,694 12,234
Richter Gedeon Nyrt 146,795 4,243
Simcere Pharmaceutical Group Ltd
(d)
2,649,000 2,390
$ 18,867
Real Estate - 0 .72%
China Overseas Land & Investment Ltd 841,000 1,607
China Resources Land Ltd 3,100,000 10,333
Sun Hung Kai Properties Ltd 509,500 5,517
$ 17,457
Retail - 1 .42%
El Puerto de Liverpool SAB de CV 584,958 3,076
Jumbo SA 213,467 5,697
Mavi Giyim Sanayi Ve Ticaret AS
(d)
2,266,241 5,043
Wal-Mart de Mexico SAB de CV 3,989,000 11,014
Yum China Holdings Inc 213,700 9,603
$ 34,433
Semiconductors - 18 .32%
Alchip Technologies Ltd 50,000 3,097
ASML Holding NV - NY Reg Shares 6,987 4,699
ASMPT Ltd 410,000 4,445
ASPEED Technology Inc 90,000 11,413
Hana Materials Inc 73,437 1,565
MediaTek Inc 473,000 18,413
Samsung Electronics Co Ltd 1,752,108 74,396
SK Hynix Inc 236,851 31,007
Taiwan Semiconductor Manufacturing Co Ltd 9,392,685 294,550
$ 443,585
Shipbuilding - 0 .46%
Yangzijiang Shipbuilding Holdings Ltd 5,757,800 11,186
Software - 0 .73%
NetEase Inc 1,091,825 17,566
Telecommunications - 2 .11%
Accton Technology Corp 1,101,000 18,501
Xiaomi Corp
(c),(d)
9,504,000 32,598
$ 51,099
COMMON STOCKS (continued) Shares Held Value (000’s)
Textiles - 0 .17%
SLC Agricola SA 1,400,406 $ 4,138
Transportation - 0 .24%
Blue Dart Express Ltd 29,260 2,828
Tsakos Energy Navigation Ltd 139,760 3,048
$ 5,876
Water - 0 .32%
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP
490,300 7,825
TOTAL COMMON STOCKS $ 2,296,761
PREFERRED STOCKS - 0 .97 % Shares Held Value (000's)
Automobile Manufacturers - 0 .59%
Hyundai Motor Co 14,500.00% 123,183 $ 14,232
Diversified Financial Services - 0 .00%
Fubon Financial Holding Co Ltd 1.80% 20,961 34
Oil & Gas - 0 .38%
Petroleo Brasileiro SA 2.11% 1,482,100 9,189
TOTAL PREFERRED STOCKS $ 23,455
Total Investments $ 2,425,709
Other Assets and Liabilities -  (0.19)% (4,519)
TOTAL NET ASSETS - 100.00% $ 2,421,190
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $147,623 or 6.10% of net assets.

Schedule of Investments
Global Emerging Markets Fund
October 31, 2024
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.75% $ 8,768 $ 1,269,054 $ 1,172,329 $ 105,493
$ 8,768 $ 1,269,054 $ 1,172,329 $ 105,493
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.75% $ 625 $ — $ — $ —
$ 625 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Global Real Estate Securities Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 1 .42 % Shares Held Value (000's)
Money Market Funds - 1 .42%
BlackRock Liquidity FedFund - Institutional Class
4.75%
(a),(b)
2 $ —
Principal Government Money Market Fund - Class
R-6 4.75%
(a),(c)
26,077,730 26,078
$ 26,078
TOTAL INVESTMENT COMPANIES $ 26,078
COMMON STOCKS - 98 .54 % Shares Held Value (000's)
Engineering & Construction - 0 .69%
Cellnex Telecom SA - Rights
(d),(e)
343,055 $ 12,599
Entertainment - 0 .33%
Marriott Vacations Worldwide Corp 78,211 6,024
Real Estate - 9 .24%
Fastighets AB Balder
(d)
2,094,667 16,295
Mitsubishi Estate Co Ltd 1,665,600 24,631
Mitsui Fudosan Co Ltd 4,588,779 39,153
Sun Hung Kai Properties Ltd 2,079,500 22,517
Vonovia SE 1,273,377 41,749
Wharf Real Estate Investment Co Ltd 2,139,000 6,431
Wihlborgs Fastigheter AB 1,781,509 18,727
$ 169,503
REITs - 87 .55%
Advance Residence Investment Corp 3,535 7,104
Alexandria Real Estate Equities Inc 9,368 1,045
Allied Properties Real Estate Investment Trust 860,194 11,349
American Healthcare REIT Inc 426,945 11,357
American Homes 4 Rent 1,175,023 41,408
American Tower Corp 119,229 25,460
Americold Realty Trust Inc 1,030,046 26,452
AvalonBay Communities Inc 306,688 67,965
Big Yellow Group PLC 560,555 8,693
Broadstone Net Lease Inc 1,033,447 18,178
Canadian Apartment Properties REIT 453,271 15,102
CapitaLand Integrated Commercial Trust 8,733,443 13,269
COPT Defense Properties 185,459 5,972
Cousins Properties Inc 535,804 16,412
Daiwa House REIT Investment Corp 6,695 10,198
Digital Realty Trust Inc 219,162 39,061
Equinix Inc 124,221 112,803
Equity LifeStyle Properties Inc 435,730 30,553
Equity Residential 506,988 35,677
Essex Property Trust Inc 94,447 26,810
Extra Space Storage Inc 422,606 69,012
Gaming and Leisure Properties Inc 467,386 23,458
Gecina SA 125,911 13,456
GLP J-Reit 12,242 10,765
Goodman Group 2,555,989 61,036
Healthpeak Properties Inc 1,017,692 22,847
InterRent Real Estate Investment Trust 827,975 6,773
Invincible Investment Corp 18,016 7,338
Invitation Homes Inc 1,437,092 45,139
Keppel DC REIT 2,712,700 4,673
Kilroy Realty Corp 310,577 12,491
Klepierre SA 990,234 31,659
Lineage Inc 152,822 11,315
Link REIT 6,352,844 29,601
Mapletree Industrial Trust 9,662,100 17,447
Mapletree Logistics Trust 12,141,611 12,110
Merlin Properties Socimi SA 1,426,807 15,921
Mirvac Group 9,148,484 12,789
National Storage REIT 6,804,692 11,195
Nippon Accommodations Fund Inc 1,204 4,821
Nippon Building Fund Inc 18,922 16,230
Nippon Prologis REIT Inc 7,360 11,841
NNN REIT Inc 394,721 17,147
Prologis Inc 704,819 79,602
Prologis Property Mexico SA de CV 1,140,793 3,820
Regency Centers Corp 532,273 38,026
Retail Opportunity Investments Corp 985,013 15,268
Rexford Industrial Realty Inc 642,162 27,542
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Ryman Hospitality Properties Inc 270,253 $ 28,931
Sabra Health Care REIT Inc 1,408,816 27,331
Safestore Holdings PLC 1,332,722 13,899
Saul Centers Inc 64,030 2,506
Segro PLC 3,455,751 35,015
Sekisui House Reit Inc 20,909 9,942
Stockland 8,489,329 28,708
Terreno Realty Corp 208,110 12,476
Unibail-Rodamco-Westfield 208,190 17,024
UNITE Group PLC/The 1,394,285 15,772
Ventas Inc 1,229,248 80,503
VICI Properties Inc 1,590,304 50,508
Vornado Realty Trust 413,602 17,127
Welltower Inc 805,412 108,634
$ 1,606,566
Telecommunications - 0 .73%
NEXTDC Ltd
(d)
1,258,013 13,438
TOTAL COMMON STOCKS $ 1,808,130
Total Investments $ 1,834,208
Other Assets and Liabilities -  0.04% 787
TOTAL NET ASSETS - 100.00% $ 1,834,995
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $0 or 0.00%
of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $12,599 or 0.69% of net assets.

Schedule of Investments
Global Real Estate Securities Fund
October 31, 2024
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.75% $ 2 $ 358,511 $ 332,435 $ 26,078
$ 2 $ 358,511 $ 332,435 $ 26,078
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.75% $ 569 $ — $ — $ —
$ 569 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 0 .49 % Shares Held Value (000's)
Money Market Funds - 0 .49%
Principal Government Money Market Fund - Class
R-6 4.75%
(a),(b)
3,265,681 $ 3,266
TOTAL INVESTMENT COMPANIES $ 3,266
BONDS - 31 .72%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 13 .63%
Ally Auto Receivables Trust 2024-2
4.46%, 07/15/2027 $ 4,800 $ 4,793
Americredit Automobile Receivables Trust 2023-1
5.84%, 10/19/2026 254 254
AmeriCredit Automobile Receivables Trust 2023-2
6.19%, 04/19/2027 2,509 2,522
AmeriCredit Automobile Receivables Trust 2024-1
5.75%, 02/18/2028 3,000 3,012
BMW Vehicle Owner Trust 2024-A
5.42%, 02/25/2027 6,500 6,528
BofA Auto Trust 2024-1
5.57%, 12/15/2026
(c)
4,570 4,586
Carmax Auto Owner Trust 2024-3
5.21%, 09/15/2027 5,200 5,222
Chase Auto Owner Trust 2024-1
5.48%, 04/26/2027
(c)
3,936 3,949
Chase Auto Owner Trust 2024-4
5.25%, 09/27/2027
(c)
5,550 5,573
Drive Auto Receivables Trust 2024-1
5.83%, 12/15/2026 1,148 1,150
GM Financial Automobile Leasing Trust 2023-3
5.34%, 01/20/2026 1,992 1,992
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.45%
GM Financial Automobile Leasing Trust 2024-1
5.18%, 06/22/2026 3,864 3,871
GM Financial Automobile Leasing Trust 2024-3
5.36%, 01/20/2027 6,735 6,736
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.47%
Mercedes-Benz Auto Lease Trust 2024-A
5.44%, 02/16/2027 4,755 4,779
Santander Drive Auto Receivables Trust 2022-7
5.75%, 04/15/2027 2,413 2,416
Santander Drive Auto Receivables Trust 2024-1
5.71%, 02/16/2027 1,295 1,298
Santander Drive Auto Receivables Trust 2024-2
5.80%, 09/15/2027 3,058 3,067
Santander Drive Auto Receivables Trust 2024-3
5.91%, 06/15/2027 5,583 5,605
Santander Drive Auto Receivables Trust 2024-4
5.41%, 07/15/2027 8,675 8,701
SBNA Auto Lease Trust 2024-B
5.67%, 11/20/2026
(c)
5,554 5,576
SBNA Auto Receivables Trust 2024-A
5.70%, 03/15/2027
(c)
3,064 3,069
Tesla Electric Vehicle Trust 2023-1
5.54%, 12/21/2026
(c)
3,583 3,594
Toyota Auto Receivables 2023-C Owner Trust
5.60%, 08/17/2026 2,354 2,359
$ 90,652
Credit Card Asset Backed Securities - 7 .54%
American Express Credit Account Master Trust
3.39%, 05/15/2027 6,600 6,553
BA Credit Card Trust
3.53%, 11/15/2027 5,000 4,964
Barclays Dryrock Issuance Trust
3.07%, 02/15/2028 5,635 5,590
Capital One Multi-Asset Execution Trust
1.04%, 11/15/2026 2,500 2,496
2.80%, 03/15/2027 7,100 7,045
3.49%, 05/15/2027 6,701 6,657
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Credit Card Asset Backed Securities (continued)
Discover Card Execution Note Trust
1.96%, 02/15/2027 $ 4,000 $ 3,967
3.32%, 05/15/2027 5,931 5,886
3.56%, 07/15/2027 7,050 6,993
$ 50,151
Mortgage Backed Securities - 8 .58%
Citigroup Mortgage Loan Trust 2015-PS1
5.25%, 09/25/2042
(c),(d)
3,034 2,986
CSMC Trust 2015-1
3.89%, 01/25/2045
(c),(d)
2,407 2,276
Fannie Mae Interest Strip
3.50%, 12/25/2043
(d),(e)
1,353 184
Fannie Mae REMICS
1.03%, 09/25/2046
(e)
10,785 1,192
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
1.03%, 10/25/2049
(e)
11,351 1,349
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
1.03%, 05/25/2050
(e)
12,839 1,454
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
1.08%, 06/25/2045
(e)
3,945 226
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.00%
1.08%, 08/25/2049
(e)
17,910 1,833
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.08%, 09/25/2049
(e)
5,013 611
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.08%, 11/25/2049
(e)
8,429 897
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.10%, 06/25/2050
(e)
7,413 873
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.96%
1.18%, 09/25/2047
(e)
16,208 1,853
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
1.73%, 12/25/2042
(e)
6,447 765
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.59%
2.50%, 02/25/2028
(e)
1,765 48
3.00%, 07/25/2032
(e)
2,950 183
3.00%, 10/25/2040
(e)
932 21
3.00%, 04/25/2042 505 495
3.00%, 05/25/2048 740 639
3.00%, 01/25/2051
(e)
11,209 1,880
3.50%, 02/25/2036
(e)
2,064 174
3.50%, 02/25/2043
(e)
712 14
3.50%, 02/25/2043 126 123
3.50%, 07/25/2043
(e)
3,065 207
3.50%, 08/25/2045 578 574
5.57%, 04/25/2027 1 1
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.71%
7.00%, 04/25/2032 240 248
Freddie Mac REMICS
1.08%, 09/25/2049
(e)
16,247 1,928
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.08%, 10/25/2049
(e)
12,950 1,398
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.08%, 11/25/2049
(e)
5,662 622
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Freddie Mac REMICS (continued)
1.08%, 03/25/2050
(e)
$ 9,589 $ 1,101
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.13%, 08/25/2050
(e)
7,843 964
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.99%
3.00%, 04/15/2046 781 714
4.00%, 11/15/2042
(e)
1,239 171
6.50%, 08/15/2027 8 8
Ginnie Mae
1.23%, 03/20/2044
(e)
4,130 431
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
1.23%, 06/20/2046
(e)
1,909 226
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
1.23%, 08/20/2047
(e)
10,084 1,226
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
1.33%, 10/20/2045
(e)
4,345 532
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
1.33%, 11/20/2047
(e)
3,132 407
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
1.36%, 09/20/2050
(e)
7,085 1,008
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.25%
1.43%, 08/20/2050
(e)
11,104 1,455
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
1.43%, 07/20/2051
(e)
7,958 1,081
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
1.43%, 08/20/2051
(e)
9,263 1,287
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
3.00%, 07/20/2050
(e)
6,301 907
3.00%, 11/20/2050
(e)
11,432 1,807
3.00%, 11/20/2050
(e)
17,693 2,791
3.00%, 12/20/2050
(e)
7,153 1,139
3.50%, 10/20/2049
(e)
10,668 1,902
4.00%, 04/20/2044
(e)
1,251 79
4.00%, 01/20/2046
(e)
1,130 53
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(c),(d)
583 524
New Residential Mortgage Loan Trust 2015-2
5.34%, 08/25/2055
(c),(d)
2,857 2,815
NRP Mortgage Trust 2013-1
3.28%, 07/25/2043
(c),(d)
1,842 1,410
Sequoia Mortgage Trust 2013-2
3.64%, 02/25/2043
(d)
835 807
Sequoia Mortgage Trust 2017-3
3.76%, 04/25/2047
(c),(d)
1,758 1,611
Sequoia Mortgage Trust 2017-5
3.50%, 08/25/2047
(c),(d)
184 163
Sequoia Mortgage Trust 2024-5
6.00%, 06/25/2054
(c),(d)
5,402 5,394
$ 57,067
Other Asset Backed Securities - 1 .97%
MMAF Equipment Finance LLC 2019-B
2.07%, 07/13/2026
(c)
2,471 2,449
Verizon Master Trust
1.53%, 07/20/2028 6,775 6,728
4.89%, 04/13/2028 3,900 3,901
$ 13,078
TOTAL BONDS $ 210,948
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 90 .93%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 4 .95%
3.00%, 04/01/2035 $ 670 $ 631
3.00%, 03/01/2037 1,525 1,417
3.00%, 05/01/2043 996 889
3.00%, 07/01/2045 2,476 2,203
3.00%, 10/01/2046 3,669 3,257
3.50%, 11/01/2026 216 212
3.50%, 02/01/2032 964 934
3.50%, 04/01/2032 931 902
3.50%, 04/01/2042 2,319 2,136
3.50%, 07/01/2042 2,892 2,665
3.50%, 08/01/2043 1,903 1,750
3.50%, 02/01/2044 2,001 1,834
3.50%, 11/01/2046 1,744 1,588
4.00%, 12/01/2041 1,672 1,598
4.00%, 07/01/2042 1,364 1,304
4.00%, 09/15/2042 481 464
4.00%, 10/01/2045 2,954 2,813
4.50%, 04/01/2041 1,722 1,687
5.00%, 10/01/2025 2 2
5.00%, 12/01/2032 8 8
5.00%, 02/01/2033 103 104
5.00%, 01/01/2034 1,082 1,084
5.00%, 05/01/2034 21 20
5.00%, 07/01/2035 11 11
5.00%, 10/01/2035 2 2
5.00%, 11/01/2035 103 103
5.00%, 07/01/2044 884 887
5.00%, 03/01/2048 1,680 1,681
5.50%, 05/01/2033 1 1
5.50%, 10/01/2033 4 5
5.50%, 12/01/2033 88 89
5.50%, 07/01/2037 5 5
5.50%, 04/01/2038 2 2
5.50%, 05/01/2038 10 10
6.00%, 06/01/2028 1 1
6.00%, 05/01/2031 22 23
6.00%, 10/01/2031 1 1
6.00%, 02/01/2032 5 5
6.00%, 11/01/2033 118 120
6.00%, 09/01/2034 18 19
6.00%, 02/01/2035 10 10
6.00%, 10/01/2036 14 14
6.00%, 03/01/2037 36 36
6.00%, 05/01/2037 53 56
6.00%, 03/01/2038 19 19
6.00%, 04/01/2038 28 29
6.00%, 07/01/2038 51 52
6.00%, 10/01/2038 27 28
6.50%, 03/01/2029 7 7
6.50%, 04/01/2031 21 22
6.50%, 10/01/2031 15 15
6.50%, 02/01/2032 2 2
6.50%, 04/01/2032 2 2
7.00%, 01/01/2028 30 32
7.00%, 06/01/2029 15 15
7.00%, 04/01/2031 12 12
7.00%, 10/01/2031 28 30
7.00%, 04/01/2032 42 44
7.50%, 12/01/2030 2 2
7.50%, 02/01/2031 2 2
8.50%, 07/01/2029 40 40
$ 32,936
Federal National Mortgage Association (FNMA) - 0 .43%
3.00%, 04/01/2043 2,589 2,290
5.50%, 05/01/2033 32 32
5.94%, 12/01/2033 11 11
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.69%

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2024
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)
6.00%, 01/01/2032 $ 46 $ 46
6.00%, 04/01/2033 56 56
6.00%, 09/01/2034 127 127
6.50%, 06/01/2031 21 21
6.50%, 11/01/2032 139 141
6.50%, 11/01/2032 52 52
7.00%, 08/01/2028 11 11
7.00%, 12/01/2028 15 16
7.00%, 07/01/2029 10 11
7.00%, 07/01/2032 10 10
7.50%, 12/01/2024 1 1
7.50%, 02/01/2030 3 3
$ 2,828
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 58 .27%
2.00%, 03/01/2051 11,797 9,543
2.00%, 11/01/2051 9,719 7,850
2.00%, 11/01/2051 3,775 3,005
2.00%, 12/01/2051 16,360 13,214
2.00%, 12/01/2051 16,606 13,413
2.00%, 01/01/2052 14,019 11,275
2.00%, 01/01/2052 11,124 9,001
2.00%, 02/01/2052 13,222 10,666
2.00%, 02/01/2052 10,626 8,686
2.50%, 02/01/2051 7,460 6,313
2.50%, 07/01/2051 11,021 9,237
2.50%, 10/01/2051 11,497 9,560
2.50%, 11/01/2051 5,503 4,614
2.50%, 12/01/2051 12,391 10,509
2.50%, 12/01/2051 5,770 4,846
2.50%, 01/01/2052 11,876 10,039
2.50%, 02/01/2052 11,535 9,684
3.00%, 08/01/2031 2,111 2,029
3.00%, 10/01/2036 2,307 2,139
3.00%, 01/01/2043 2,285 2,036
3.00%, 01/01/2046 2,345 2,082
3.00%, 07/01/2046 2,613 2,300
3.00%, 10/01/2046 3,020 2,664
3.00%, 12/01/2046 3,231 2,843
3.00%, 07/01/2050 5,192 4,541
3.00%, 08/01/2050 4,093 3,580
3.00%, 09/01/2050 6,678 5,860
3.00%, 03/01/2052 3,558 3,106
3.50%, 08/01/2031 1,176 1,145
3.50%, 06/01/2039 1,167 1,097
3.50%, 06/01/2042 927 852
3.50%, 11/01/2042 1,805 1,661
3.50%, 02/01/2043 855 790
3.50%, 05/01/2043 1,255 1,160
3.50%, 03/01/2045 1,899 1,748
3.50%, 09/01/2045 1,833 1,683
3.50%, 11/01/2048 6,108 5,614
3.50%, 12/01/2049 973 890
4.00%, 01/01/2034 361 354
4.00%, 10/01/2037 1,501 1,454
4.00%, 09/01/2040 790 753
4.00%, 02/01/2042 758 723
4.00%, 03/01/2043 1,097 1,043
4.00%, 08/01/2044 1,466 1,398
4.00%, 11/01/2044 1,194 1,137
4.00%, 07/01/2045 1,930 1,838
4.00%, 08/01/2045 2,115 2,014
4.00%, 08/01/2046 3,449 3,256
4.00%, 07/01/2047 3,168 3,009
4.00%, 02/01/2048 2,732 2,587
4.00%, 07/01/2052 2,613 2,417
4.50%, 09/01/2025 34 34
4.50%, 08/01/2039 983 961
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.50%, 10/01/2044 $ 1,356 $ 1,326
4.50%, 12/01/2044 2,847 2,784
4.50%, 05/01/2045 1,319 1,290
4.50%, 09/01/2045 1,718 1,674
4.50%, 10/01/2045 2,515 2,460
4.50%, 11/01/2045 3,469 3,379
4.50%, 08/01/2052 4,948 4,727
4.50%, 11/01/2054
(f)
12,890 12,237
5.00%, 01/01/2026 3 3
5.00%, 04/01/2035 57 56
5.00%, 05/01/2035 21 21
5.00%, 07/01/2035 7 7
5.00%, 02/01/2038 783 781
5.00%, 03/01/2038 455 456
5.00%, 02/01/2040 2,239 2,266
5.00%, 05/01/2040 888 890
5.00%, 07/01/2040 488 486
5.00%, 07/01/2041 2,370 2,377
5.00%, 02/01/2044 1,133 1,131
5.00%, 06/01/2044 1,001 1,004
5.00%, 05/01/2048 1,801 1,800
5.00%, 09/01/2052 4,385 4,299
5.00%, 11/01/2054
(f)
27,550 26,768
5.50%, 06/01/2026 4 4
5.50%, 07/01/2033 172 173
5.50%, 12/01/2037 345 351
5.50%, 03/01/2038 68 69
5.50%, 07/01/2053 5,958 6,068
5.50%, 07/01/2053 5,509 5,502
5.50%, 11/01/2053 6,333 6,334
5.50%, 11/01/2053 6,115 6,104
5.50%, 05/01/2054 4,943 4,929
5.50%, 11/01/2054
(f)
17,300 17,136
6.00%, 03/01/2029 8 9
6.00%, 11/01/2032 4 4
6.00%, 11/01/2037 9 9
6.00%, 02/01/2038 28 29
6.00%, 03/01/2038 24 25
6.00%, 04/01/2039 131 135
6.00%, 04/01/2054 5,162 5,253
6.00%, 06/01/2054 3,645 3,704
6.00%, 09/01/2054 3,657 3,711
6.00%, 11/01/2054
(f)
23,850 24,003
6.50%, 08/01/2028 5 5
6.50%, 03/01/2029 9 9
6.50%, 06/01/2031 40 42
6.50%, 12/01/2031 1 1
6.50%, 01/01/2032 20 21
6.50%, 04/01/2032 3 3
6.50%, 08/01/2032 25 25
6.50%, 02/01/2033 34 35
6.50%, 04/01/2036 1 1
6.50%, 08/01/2036 14 15
6.50%, 08/01/2036 7 7
6.50%, 10/01/2036 12 12
6.50%, 11/01/2036 6 6
6.50%, 07/01/2037 8 8
6.50%, 08/01/2037 110 115
6.50%, 08/01/2037 12 12
6.50%, 02/01/2038 10 10
6.50%, 11/01/2054
(f)
7,000 7,144
7.00%, 11/01/2031 26 27
7.50%, 08/01/2032 3 3
$ 387,528

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2024
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) - 26 .90%
2.00%, 08/20/2050 $ 3,709 $ 3,033
2.00%, 02/20/2051 10,605 8,658
2.50%, 06/20/2050 14,814 12,605
3.00%, 11/15/2042 1,225 1,102
3.00%, 12/15/2042 1,509 1,358
3.00%, 02/15/2043 2,163 1,946
3.00%, 09/20/2046 2,917 2,551
3.00%, 02/20/2047 2,533 2,253
3.00%, 08/20/2047 1,487 1,320
3.00%, 11/15/2047 3,728 3,376
3.50%, 08/20/2042 1,547 1,408
3.50%, 05/15/2043 2,597 2,410
3.50%, 06/20/2043 1,900 1,730
3.50%, 08/15/2043 2,418 2,241
3.50%, 04/20/2045 1,282 1,171
3.50%, 02/20/2047 1,042 957
3.50%, 10/20/2047 1,694 1,555
3.50%, 11/20/2047 1,722 1,620
4.00%, 08/15/2041 1,064 1,015
4.00%, 09/15/2041 2,254 2,139
4.00%, 03/15/2044 1,458 1,391
4.00%, 01/20/2048 6,515 6,133
4.50%, 08/20/2048 1,356 1,312
4.50%, 09/20/2052 5,948 5,687
4.50%, 11/20/2054
(f)
20,935 19,981
5.00%, 10/15/2039 906 908
5.00%, 12/20/2052 8,302 8,121
5.00%, 04/20/2053 13,576 13,285
5.00%, 11/20/2054
(f)
23,100 22,562
5.50%, 07/20/2033 306 312
5.50%, 03/20/2034 331 340
5.50%, 05/20/2035 32 33
5.50%, 03/20/2053 6,859 6,839
5.50%, 08/20/2053 13,663 13,599
5.50%, 11/20/2054
(f)
9,000 8,950
6.00%, 04/20/2026 4 4
6.00%, 10/20/2028 1 1
6.00%, 02/20/2029 11 12
6.00%, 02/15/2033 5 5
6.00%, 07/20/2033 250 256
6.00%, 08/15/2038 25 25
6.00%, 11/20/2054
(f)
9,200 9,267
6.50%, 03/15/2026 1 1
6.50%, 10/20/2028 1 1
6.50%, 03/20/2031 14 14
6.50%, 04/20/2031 12 12
6.50%, 10/15/2031 4 4
6.50%, 07/15/2032 1 1
6.50%, 05/20/2034 196 200
6.50%, 11/20/2054
(f)
4,975 5,055
7.00%, 10/15/2027 3 3
7.00%, 04/15/2028 1 1
7.00%, 06/15/2028 31 31
7.00%, 12/15/2028 10 10
7.00%, 01/15/2029 17 17
7.00%, 03/15/2029 11 11
7.00%, 04/15/2029 36 36
7.00%, 05/15/2031 2 2
7.50%, 06/15/2027 1 1
7.50%, 08/15/2029 6 6
7.50%, 10/15/2029 9 9
8.00%, 12/15/2030 2 2
$ 178,888
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Bill - 0 .38%
5.24%, 11/29/2024
(g)
$ 2,500 $ 2,491
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 604,671
Total Investments $ 818,885
Other Assets and Liabilities -  (23.14)% (153,876)
TOTAL NET ASSETS - 100.00% $ 665,009
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $45,975 or 6.91% of net assets.
(d) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(e) Security is an Interest Only Strip.
(f) Security was purchased in a "to-be-announced" ("TBA") transaction.
(g) Rate shown is the discount rate of the original purchase.

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2024
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.75% $ 3,773 $ 246,225 $ 246,732 $ 3,266
$ 3,773 $ 246,225 $ 246,732 $ 3,266
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.75% $ 559 $ — $ — $ —
$ 559 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 2 Year Note; December 2024 Short 192 $ 39,541 $ 354
US 5 Year Note; December 2024 Short 306 32,814 781
US Long Bond; December 2024 Long 157 18,521 (1,057)
Total $ 78
Amounts in thousands except contracts.

Schedule of Investments
Government Money Market Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 5 .68 % Shares Held Value (000's)
Money Market Funds - 5 .68%
DWS Government Money Market Series -
Institutional Class 4.80%
(a)
94,700,000 $ 94,700
Goldman Sachs Financial Square Government Fund
- Institutional Class 4.78%
(a)
42,600,000 42,600
Invesco Government & Agency Portfolio -
Institutional Class 4.77%
(a)
28,400,000 28,400
Morgan Stanley Institutional Liquidity Funds -
Government Portfolio - Institutional Class 4.79%
(a)
46,800,000 46,800
$ 212,500
TOTAL INVESTMENT COMPANIES $ 212,500
BONDS - 48 .83%
Principal
Amount (000's) Value (000's)
Finance - Mortgage Loan/Banker - 48 .83%
Fannie Mae Discount Notes
4.58%, 12/17/2024 $ 50,000 $ 49,708
4.97%, 11/04/2024 50,000 49,979
Federal Home Loan Bank Discount Notes
4.45%, 02/12/2025 67,500 66,642
4.47%, 02/19/2025 14,725 14,524
4.50%, 01/02/2025 50,000 49,613
4.50%, 01/03/2025 77,000 76,391
4.50%, 01/29/2025 19,695 19,476
4.51%, 01/17/2025 35,350 35,009
4.52%, 01/24/2025 60,000 59,368
4.53%, 12/27/2024 10,000 9,930
4.53%, 01/10/2025 62,150 61,602
4.62%, 12/20/2024 60,000 59,623
4.64%, 12/13/2024 40,000 39,784
4.67%, 11/22/2024 72,000 71,791
4.75%, 01/15/2025 60,000 59,406
4.76%, 12/18/2024 65,000 64,596
4.86%, 12/11/2024 56,000 55,697
4.95%, 12/06/2024 50,000 49,760
4.95%, 12/16/2024 60,000 59,629
4.97%, 12/04/2024 60,000 59,727
4.98%, 11/27/2024 60,000 59,784
5.07%, 11/13/2024 60,000 59,899
5.08%, 11/15/2024 60,000 59,881
5.09%, 11/06/2024 50,000 49,965
5.13%, 11/01/2024 65,000 65,000
5.14%, 11/20/2024 75,000 74,799
5.16%, 11/08/2024 46,000 45,954
Freddie Mac Discount Notes
4.48%, 01/29/2025 50,000 49,446
4.50%, 01/07/2025 60,000 59,498
4.52%, 01/23/2025 60,000 59,375
4.55%, 01/08/2025 60,000 59,485
4.55%, 01/09/2025 17,741 17,586
4.89%, 12/12/2024 30,480 30,310
4.94%, 11/18/2024 65,000 64,848
4.98%, 12/02/2024 59,296 59,042
$ 1,827,127
TOTAL BONDS $ 1,827,127
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 6 .63%
Principal
Amount (000's) Value (000's)
U.S. Treasury Bill - 6 .63%
4.46%, 02/11/2025 $ 50,000 $ 49,369
4.47%, 01/30/2025 50,000 49,442
4.53%, 01/14/2025 50,000 49,535
4.92%, 11/05/2024 50,000 49,973
5.05%, 12/05/2024 50,000 49,761
$ 248,080
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 248,080
REPURCHASE AGREEMENTS - 39 .28%
Maturity Amount
(000's) Value (000's)
Banks - 39 .28%
Bank of New York Mellon Repurchase
Agreement; 4.83% traded 10/31/2024 maturing
11/01/2024 (collateralized by US Government
Securities; $163,200,042; 0.25%-4.63%; dated
01/15/2025-02/15/2032)
$ 160,021 $ 160,000
Barclays Capital Repurchase Agreement; 4.82%
traded 10/31/2024 maturing 11/01/2024
(collateralized by US Government Security;
$132,600,096; 3.89%; dated 12/31/2029)
130,017 130,000
BNP Paribas Securities Corp Repurchase
Agreement; 4.84% traded 10/31/2024 maturing
11/01/2024 (collateralized by US Government
Securities; $122,400,003; 0.00%-5.25%; dated
11/15/2024-02/15/2054)
120,016 120,000
Federal Reserve Bank of New York Repurchase
Agreement; 4.80% traded 10/31/2024 maturing
11/01/2024 (collateralized by US Government
Securities; $800,106,717; 0.63%-2.88%; dated
05/15/2025-05/15/2032)
800,107 800,000
Goldman Sachs Repurchase Agreement; 4.77%
traded 10/31/2024 maturing 11/01/2024
(collateralized by US Government
Securities; $30,600,001; 0.00%-4.00%; dated
11/15/2042-08/15/2054)
30,004 30,000
HSBC Bank USA Repurchase Agreement;
4.82% traded 10/31/2024 maturing
11/01/2024 (collateralized by US Government
Securities; $102,000,000; 0.00%; dated
11/15/2024-02/15/2030)
100,013 100,000
Merrill Lynch Repurchase Agreement; 4.81% traded
10/31/2024 maturing 11/01/2024 (collateralized
by US Government Security; $132,600,036;
3.75%; dated 12/31/2030)
130,017 130,000
$ 1,470,000
TOTAL REPURCHASE AGREEMENTS $ 1,470,000
Total Investments $ 3,757,707
Other Assets and Liabilities -  (0.42)% (15,682)
TOTAL NET ASSETS - 100.00% $ 3,742,025
(a) 1-day yield shown is as of period end.

Schedule of Investments
High Income Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 2.24% Shares Held Value (000's)
Money Market Funds - 2.24%
BlackRock Liquidity FedFund - Institutional Class
4.75%
(a),(b)
2,221,179 $ 2,221
Principal Government Money Market Fund - Class
R-6 4.75%
(a),(b),(c)
11,172,869 11,173
$ 13,394
TOTAL INVESTMENT COMPANIES $ 13,394
COMMON STOCKS - 0.32% Shares Held Value (000's)
Distribution & Wholesale - 0.00%
ATD New Holdings Inc
(d),(e)
101,514 $ —
Electric - 0.00%
Vistra Energy Corp - Rights
(d),(e)
164,087 —
Healthcare - Services - 0.07%
Sound Inpatient Physicians Inc - Class A
(d),(e)
3,719,963 206
Sound Inpatient Physicians Inc - Class A2
(d),(e)
173,273 173
$ 379
Mining - 0.25%
Arctic Canadian Diamond Co Ltd
(d),(e),(f)
5,247 827
Burgundy Diamond Mines Ltd
(d)
9,531,558 689
$ 1,516
Oil & Gas - 0.00%
Sabine Oil & Gas Holdings Inc
(d),(e)
246 —
Telecommunications - 0.00%
Goodman Networks Inc
(d),(e)
15,207 —
TOTAL COMMON STOCKS $ 1,895
PREFERRED STOCKS - 0.00% Shares Held Value (000's)
Telecommunications - 0.00%
Goodman Networks Inc 0.00%
(d),(e)
18,092 $ —
TOTAL PREFERRED STOCKS $ —
BONDS - 78.02%
Principal
Amount (000's) Value (000's)
Advertising - 0.87%
Advantage Sales & Marketing Inc
6.50%, 11/15/2028
(g)
$ 500 $ 468
Clear Channel Outdoor Holdings Inc
5.13%, 08/15/2027
(g)
200 194
7.75%, 04/15/2028
(g)
382 340
7.88%, 04/01/2030
(g)
200 204
9.00%, 09/15/2028
(g)
121 127
Lamar Media Corp
3.63%, 01/15/2031 395 353
3.75%, 02/15/2028 215 204
4.00%, 02/15/2030 313 289
4.88%, 01/15/2029 125 122
Neptune Bidco US Inc
9.29%, 04/15/2029
(g)
800 748
Outfront Media Capital LLC / Outfront Media
Capital Corp
4.25%, 01/15/2029
(g)
107 100
4.63%, 03/15/2030
(g)
1,605 1,493
5.00%, 08/15/2027
(g)
180 177
7.38%, 02/15/2031
(g)
102 108
Stagwell Global LLC
5.63%, 08/15/2029
(g)
300 285
$ 5,212
Aerospace & Defense - 1.36%
AAR Escrow Issuer LLC
6.75%, 03/15/2029
(g)
132 135
Bombardier Inc
6.00%, 02/15/2028
(g)
120 120
7.00%, 06/01/2032
(g),(h)
139 142
7.25%, 07/01/2031
(g)
186 192
8.75%, 11/15/2030
(g)
293 317
Moog Inc
4.25%, 12/15/2027
(g)
339 323
Spirit AeroSystems Inc
9.75%, 11/15/2030
(g)
132 146
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
TransDigm Inc
4.63%, 01/15/2029 $ 500 $ 475
4.88%, 05/01/2029 233 223
5.50%, 11/15/2027 1,325 1,313
6.38%, 03/01/2029
(g)
800 812
6.63%, 03/01/2032
(g)
800 814
6.75%, 08/15/2028
(g)
400 409
6.88%, 12/15/2030
(g)
723 741
7.13%, 12/01/2031
(g)
1,918 1,985
$ 8,147
Agriculture - 0.36%
Darling Ingredients Inc
6.00%, 06/15/2030
(g)
1,950 1,937
Turning Point Brands Inc
5.63%, 02/15/2026
(g)
230 229
$ 2,166
Airlines - 0.59%
Air Canada 2020-1 Class C Pass Through Trust
10.50%, 07/15/2026
(g)
303 323
American Airlines Inc
7.25%, 02/15/2028
(g)
100 102
American Airlines Inc/AAdvantage Loyalty IP Ltd
5.75%, 04/20/2029
(g)
291 288
Avianca Midco 2 PLC
9.00%, 12/01/2028
(g)
500 494
United Airlines 2016-2 Class A Pass Through Trust
3.10%, 10/07/2028 39 35
United Airlines Inc
4.38%, 04/15/2026
(g)
1,305 1,282
4.63%, 04/15/2029
(g)
160 153
VistaJet Malta Finance PLC / Vista Management
Holding Inc
6.38%, 02/01/2030
(g),(h)
363 311
7.88%, 05/01/2027
(g),(h)
50 49
9.50%, 06/01/2028
(g),(h)
475 467
$ 3,504
Apparel - 0.19%
Hanesbrands Inc
4.88%, 05/15/2026
(g)
141 139
9.00%, 02/15/2031
(g),(h)
335 359
Kontoor Brands Inc
4.13%, 11/15/2029
(g)
159 148
Under Armour Inc
3.25%, 06/15/2026
(h)
134 129
VF Corp
2.95%, 04/23/2030
(h)
264 228
6.00%, 10/15/2033 50 50
6.45%, 11/01/2037 70 72
$ 1,125
Automobile Manufacturers - 0.28%
Allison Transmission Inc
3.75%, 01/30/2031
(g)
252 224
Aston Martin Capital Holdings Ltd
10.00%, 03/31/2029
(g)
340 330
Jaguar Land Rover Automotive PLC
4.50%, 10/01/2027
(g),(h)
230 222
5.50%, 07/15/2029
(g)
134 131
5.88%, 01/15/2028
(g)
102 101
JB Poindexter & Co Inc
8.75%, 12/15/2031
(g)
200 210
PM General Purchaser LLC
9.50%, 10/01/2028
(g)
252 256
Wabash National Corp
4.50%, 10/15/2028
(g)
255 232
$ 1,706

Schedule of Investments
High Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment - 0.85%
Adient Global Holdings Ltd
4.88%, 08/15/2026
(g),(h)
$ 166 $ 164
8.25%, 04/15/2031
(g)
120 124
American Axle & Manufacturing Inc
6.50%, 04/01/2027 107 107
Clarios Global LP / Clarios US Finance Co
6.25%, 05/15/2026
(g)
225 225
6.75%, 05/15/2028
(g),(h)
1,126 1,153
8.50%, 05/15/2027
(g)
441 443
Cooper-Standard Automotive Inc
5.63%, PIK 10.63%; 05/15/2027
(g),(i),(j)
100 82
Dana Inc
5.63%, 06/15/2028 88 85
Dornoch Debt Merger Sub Inc
6.63%, 10/15/2029
(g)
107 90
Garrett Motion Holdings Inc / Garrett LX I Sarl
7.75%, 05/31/2032
(g)
200 200
Goodyear Tire & Rubber Co/The
4.88%, 03/15/2027 100 96
5.00%, 07/15/2029 140 127
5.25%, 04/30/2031 137 120
5.25%, 07/15/2031 90 79
IHO Verwaltungs GmbH
7.75%, PIK 8.50%; 11/15/2030
(g),(i),(j)
120 120
8.00%, PIK 8.50%; 11/15/2032
(g),(i),(j)
1,445 1,450
Phinia Inc
6.75%, 04/15/2029
(g)
54 55
Real Hero Merger Sub 2 Inc
6.25%, 02/01/2029
(g)
180 157
Tenneco Inc
8.00%, 11/17/2028
(g)
250 232
$ 5,109
Banks - 0.51%
Banc of California
3.25%, 05/01/2031
(k)
300 274
CME Term Secured Overnight Financing
Rate 3 Month + 2.52%
Dresdner Funding Trust I
8.15%, 06/30/2031
(g)
159 177
Freedom Mortgage Corp
6.63%, 01/15/2027
(g)
59 58
12.00%, 10/01/2028
(g)
271 293
12.25%, 10/01/2030
(g)
500 551
Intesa Sanpaolo SpA
4.95%, 06/01/2042
(g),(k)
100 78
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.75%
5.71%, 01/15/2026
(g)
300 300
Texas Capital Bancshares Inc
4.00%, 05/06/2031
(k)
221 210
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.15%
UniCredit SpA
5.46%, 06/30/2035
(g),(k)
359 346
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.75%
5.86%, 06/19/2032
(g),(k)
52 52
USD Swap Rate NY 5 Year + 3.70%
Valley National Bancorp
3.00%, 06/15/2031
(k)
244 208
CME Term Secured Overnight Financing
Rate 3 Month + 2.36%
6.25%, 09/30/2032
(k)
280 249
CME Term Secured Overnight Financing
Rate 3 Month + 2.78%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Western Alliance Bancorp
3.00%, 06/15/2031
(h),(k)
$ 270 $ 249
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
$ 3,045
Beverages - 0.05%
Triton Water Holdings Inc
6.25%, 04/01/2029
(g)
286 282
Biotechnology - 0.02%
Emergent BioSolutions Inc
3.88%, 08/15/2028
(g)
181 145
Building Materials - 1.26%
ACProducts Holdings Inc
6.38%, 05/15/2029
(g)
162 102
Boise Cascade Co
4.88%, 07/01/2030
(g)
190 180
Builders FirstSource Inc
4.25%, 02/01/2032
(g)
220 197
5.00%, 03/01/2030
(g)
124 118
6.38%, 06/15/2032
(g)
218 219
6.38%, 03/01/2034
(g)
243 245
Camelot Return Merger Sub Inc
8.75%, 08/01/2028
(g)
110 110
Cornerstone Building Brands Inc
6.13%, 01/15/2029
(g)
50 45
9.50%, 08/15/2029
(g)
250 257
CP Atlas Buyer Inc
7.00%, 12/01/2028
(g)
100 92
Eco Material Technologies Inc
7.88%, 01/31/2027
(g)
1,000 1,006
EMRLD Borrower LP / Emerald Co-Issuer Inc
6.63%, 12/15/2030
(g)
657 668
6.75%, 07/15/2031
(g)
169 173
Griffon Corp
5.75%, 03/01/2028 426 418
Knife River Corp
7.75%, 05/01/2031
(g)
329 345
Masterbrand Inc
7.00%, 07/15/2032
(g)
305 312
Miter Brands Acquisition Holdco Inc / MIWD
Borrower LLC
6.75%, 04/01/2032
(g)
225 229
Oscar AcquisitionCo LLC / Oscar Finance Inc
9.50%, 04/15/2030
(g)
100 98
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(g)
397 394
8.88%, 11/15/2031
(g)
457 480
Standard Industries Inc/NY
3.38%, 01/15/2031
(g)
280 243
4.38%, 07/15/2030
(g)
473 435
4.75%, 01/15/2028
(g)
228 220
5.00%, 02/15/2027
(g)
200 196
Summit Materials LLC / Summit Materials Finance
Corp
5.25%, 01/15/2029
(g)
225 223
6.50%, 03/15/2027
(g)
161 161
7.25%, 01/15/2031
(g)
179 186
Wilsonart LLC
11.00%, 08/15/2032
(g)
220 217
$ 7,569
Chemicals - 1.10%
Avient Corp
7.13%, 08/01/2030
(g)
292 300
Axalta Coating Systems Dutch Holding B BV
7.25%, 02/15/2031
(g)
348 364
Axalta Coating Systems LLC
3.38%, 02/15/2029
(g)
210 193

Schedule of Investments
High Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Chemours Co/The
4.63%, 11/15/2029
(g),(h)
$ 135 $ 117
5.75%, 11/15/2028
(g)
231 213
Consolidated Energy Finance SA
5.63%, 10/15/2028
(g)
100 82
12.00%, 02/15/2031
(g)
286 279
CVR Partners LP / CVR Nitrogen Finance Corp
6.13%, 06/15/2028
(g)
60 58
Element Solutions Inc
3.88%, 09/01/2028
(g)
285 275
GPD Cos Inc
10.13%, 04/01/2026
(g)
39 37
Herens Holdco Sarl
4.75%, 05/15/2028
(g)
143 125
Illuminate Buyer LLC / Illuminate Holdings IV Inc
9.00%, 07/01/2028
(g)
121 123
INEOS Finance PLC
6.75%, 05/15/2028
(g)
235 237
7.50%, 04/15/2029
(g)
205 212
INEOS Quattro Finance 2 Plc
9.63%, 03/15/2029
(g),(h)
315 334
Ingevity Corp
3.88%, 11/01/2028
(g)
42 39
Iris Holdings Inc
8.75%, PIK 9.50%; 02/15/2026
(g),(i),(j)
115 107
Kobe US Midco 2 Inc
9.25%, PIK 10.00%; 11/01/2026
(g),(i),(j)
58 49
Minerals Technologies Inc
5.00%, 07/01/2028
(g)
233 225
Nufarm Australia Ltd / Nufarm Americas Inc
5.00%, 01/27/2030
(g)
141 131
OCI NV
6.70%, 03/16/2033
(g)
200 200
Olin Corp
5.13%, 09/15/2027 44 43
Olympus Water US Holding Corp
6.25%, 10/01/2029
(g)
100 95
7.13%, 10/01/2027
(g)
89 90
7.25%, 06/15/2031
(g)
335 344
9.75%, 11/15/2028
(g)
389 413
Rayonier AM Products Inc
7.63%, 01/15/2026
(g)
100 100
SCIH Salt Holdings Inc
4.88%, 05/01/2028
(g)
249 238
6.63%, 05/01/2029
(g)
189 183
SCIL IV LLC / SCIL USA Holdings LLC
5.38%, 11/01/2026
(g)
463 457
Trinseo Materials Operating SCA / Trinseo
Materials Finance Inc
5.13%, 04/01/2029
(g)
126 68
Tronox Inc
4.63%, 03/15/2029
(g)
143 130
Vibrantz Technologies Inc
9.00%, 02/15/2030
(g)
200 187
WR Grace Holdings LLC
4.88%, 06/15/2027
(g)
155 152
5.63%, 08/15/2029
(g)
300 277
7.38%, 03/01/2031
(g)
100 103
$ 6,580
Coal - 0.22%
Alliance Resource Operating Partners LP / Alliance
Resource Finance Corp
8.63%, 06/15/2029
(g)
177 187
Conuma Resources Ltd
13.13%, 05/01/2028
(g)
147 150
SunCoke Energy Inc
4.88%, 06/30/2029
(g)
971 877
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Coal (continued)
Warrior Met Coal Inc
7.88%, 12/01/2028
(g)
$ 100 $ 104
$ 1,318
Commercial Services - 4.20%
ADT Security Corp/The
4.13%, 08/01/2029
(g)
85 80
Adtalem Global Education Inc
5.50%, 03/01/2028
(g)
200 196
Albion Financing 1 SARL / Aggreko Holdings Inc
6.13%, 10/15/2026
(g)
200 200
Albion Financing 2 Sarl
8.75%, 04/15/2027
(g)
223 229
Allied Universal Holdco LLC
7.88%, 02/15/2031
(g)
630 641
Allied Universal Holdco LLC / Allied Universal
Finance Corp
9.75%, 07/15/2027
(g)
257 258
Allied Universal Holdco LLC/Allied Universal
Finance Corp/Atlas Luxco 4 Sarl
4.63%, 06/01/2028
(g)
235 220
4.63%, 06/01/2028
(g)
223 209
Alta Equipment Group Inc
9.00%, 06/01/2029
(g)
90 80
AMN Healthcare Inc
4.63%, 10/01/2027
(g)
4,100 3,950
Avis Budget Car Rental LLC / Avis Budget Finance
Inc
5.75%, 07/15/2027
(g)
126 124
5.75%, 07/15/2027
(g)
403 393
Belron UK Finance PLC
5.75%, 10/15/2029
(g)
270 271
Block Inc
6.50%, 05/15/2032
(g)
182 185
Boost Newco Borrower LLC
7.50%, 01/15/2031
(g)
741 781
Brink's Co/The
4.63%, 10/15/2027
(g)
246 240
6.75%, 06/15/2032
(g)
183 186
Champions Financing Inc
8.75%, 02/15/2029
(g)
325 328
CoreCivic Inc
4.75%, 10/15/2027 313 298
8.25%, 04/15/2029 186 195
CPI CG Inc
10.00%, 07/15/2029
(g)
165 173
Deluxe Corp
8.00%, 06/01/2029
(g)
165 156
EquipmentShare.com Inc
8.63%, 05/15/2032
(g)
940 970
9.00%, 05/15/2028
(g)
125 129
Garda World Security Corp
4.63%, 02/15/2027
(g)
107 104
7.75%, 02/15/2028
(g)
27 28
8.25%, 08/01/2032
(g)
150 149
9.50%, 11/01/2027
(g)
160 160
GEO Group Inc/The
8.63%, 04/15/2029 235 246
10.25%, 04/15/2031 140 150
Herc Holdings Inc
5.50%, 07/15/2027
(g)
200 199
6.63%, 06/15/2029
(g)
115 118
Hertz Corp/The
5.00%, 12/01/2029
(g),(h)
250 160
12.63%, 07/15/2029
(g),(h)
100 106
Mobius Merger Sub Inc
9.00%, 06/01/2030
(g)
110 105
NESCO Holdings II Inc
5.50%, 04/15/2029
(g)
171 159

Schedule of Investments
High Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Prime Security Services Borrower LLC / Prime
Finance Inc
3.38%, 08/31/2027
(g)
$ 364 $ 343
5.75%, 04/15/2026
(g)
320 320
PROG Holdings Inc
6.00%, 11/15/2029
(g)
1,184 1,144
Raven Acquisition Holdings LLC
6.88%, 11/15/2031
(g),(l)
380 379
RR Donnelley & Sons Co
9.50%, 08/01/2029
(g)
390 393
10.88%, 08/01/2029
(g)
280 276
RRD Parent Inc
10.00%, PIK 10.00%; 10/15/2031
(g),(i),(j)
255 450
Service Corp International/US
3.38%, 08/15/2030 295 261
4.00%, 05/15/2031 365 329
4.63%, 12/15/2027 121 119
7.50%, 04/01/2027 315 331
Shift4 Payments LLC / Shift4 Payments Finance
Sub Inc
4.63%, 11/01/2026
(g)
392 385
6.75%, 08/15/2032
(g)
475 487
Sotheby's
7.38%, 10/15/2027
(g),(h)
1,341 1,305
Sotheby's/Bidfair Holdings Inc
5.88%, 06/01/2029
(g)
100 88
StoneMor Inc
8.50%, 05/15/2029
(g)
160 143
TriNet Group Inc
3.50%, 03/01/2029
(g)
205 186
7.13%, 08/15/2031
(g)
185 189
United Rentals North America Inc
3.88%, 11/15/2027 192 185
3.88%, 02/15/2031 190 172
4.00%, 07/15/2030 164 151
4.88%, 01/15/2028 395 387
5.25%, 01/15/2030 172 169
6.13%, 03/15/2034
(g)
301 304
Upbound Group Inc
6.38%, 02/15/2029
(g)
2,167 2,062
Vortex Opco LLC
8.00%, 04/30/2030
(g)
40 15
VT Topco Inc
8.50%, 08/15/2030
(g)
884 930
Wand NewCo 3 Inc
7.63%, 01/30/2032
(g)
961 993
Williams Scotsman Inc
6.63%, 06/15/2029
(g)
118 120
WW International Inc
4.50%, 04/15/2029
(g)
100 25
ZipRecruiter Inc
5.00%, 01/15/2030
(g)
375 338
$ 25,155
Computers - 1.40%
Ahead DB Holdings LLC
6.63%, 05/01/2028
(g)
58 56
Amentum Holdings Inc
7.25%, 08/01/2032
(g)
450 466
ASGN Inc
4.63%, 05/15/2028
(g)
821 784
Conduent Business Services LLC / Conduent State
& Local Solutions Inc
6.00%, 11/01/2029
(g)
300 285
Crane NXT Co
4.20%, 03/15/2048 300 207
Fortress Intermediate 3 Inc
7.50%, 06/01/2031
(g)
2,425 2,521
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
Insight Enterprises Inc
6.63%, 05/15/2032
(g)
$ 114 $ 117
KBR Inc
4.75%, 09/30/2028
(g)
300 287
McAfee Corp
7.38%, 02/15/2030
(g)
480 463
NCR Atleos Corp
9.50%, 04/01/2029
(g)
300 330
NCR Voyix Corp
5.00%, 10/01/2028
(g)
60 58
Science Applications International Corp
4.88%, 04/01/2028
(g)
338 331
Seagate HDD Cayman
8.50%, 07/15/2031 300 323
9.63%, 12/01/2032 440 501
Unisys Corp
6.88%, 11/01/2027
(g)
100 98
Vericast Corp
12.50%, 12/15/2027
(g)
800 924
Western Digital Corp
4.75%, 02/15/2026 618 611
$ 8,362
Consumer Products - 0.05%
Kronos Acquisition Holdings Inc
8.25%, 06/30/2031
(g)
278 275
Cosmetics & Personal Care - 0.18%
Edgewell Personal Care Co
5.50%, 06/01/2028
(g)
100 99
High Ridge Brands - Escrow
0.00%, 03/15/2025
(d),(e),(f)
4,938 —
Oriflame Investment Holding PLC
5.13%, 05/04/2026
(g)
375 85
Perrigo Finance Unlimited Co
4.90%, 06/15/2030 100 95
Prestige Brands Inc
3.75%, 04/01/2031
(g)
625 557
5.13%, 01/15/2028
(g)
222 217
$ 1,053
Distribution & Wholesale - 0.32%
American Builders & Contractors Supply Co Inc
4.00%, 01/15/2028
(g)
70 66
BCPE Empire Holdings Inc
7.63%, 05/01/2027
(g)
120 121
Dealer Tire LLC / DT Issuer LLC
8.00%, 02/01/2028
(g)
59 58
H&E Equipment Services Inc
3.88%, 12/15/2028
(g)
280 258
Ritchie Bros Holdings Inc
6.75%, 03/15/2028
(g)
127 130
7.75%, 03/15/2031
(g)
828 873
Velocity Vehicle Group LLC
8.00%, 06/01/2029
(g)
127 131
Verde Purchaser LLC
10.50%, 11/30/2030
(g)
128 137
Windsor Holdings III LLC
8.50%, 06/15/2030
(g)
159 167
$ 1,941
Diversified Financial Services - 6.15%
AG TTMT Escrow Issuer LLC
8.63%, 09/30/2027
(g)
128 132
Ally Financial Inc
5.75%, 11/20/2025 155 156
6.70%, 02/14/2033 445 447
Aretec Group Inc
7.50%, 04/01/2029
(g)
130 125
10.00%, 08/15/2030
(g)
110 120
Azorra Finance Ltd
7.75%, 04/15/2030
(g)
880 869

Schedule of Investments
High Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Bread Financial Holdings Inc
9.75%, 03/15/2029
(g)
$ 1,694 $ 1,789
Burford Capital Global Finance LLC
6.25%, 04/15/2028
(g)
242 241
6.88%, 04/15/2030
(g)
167 168
9.25%, 07/01/2031
(g)
1,600 1,713
Coinbase Global Inc
3.38%, 10/01/2028
(g)
300 267
3.63%, 10/01/2031
(g)
200 167
Credit Acceptance Corp
9.25%, 12/15/2028
(g)
1,243 1,315
Encore Capital Group Inc
8.50%, 05/15/2030
(g)
302 318
9.25%, 04/01/2029
(g)
205 218
Enova International Inc
11.25%, 12/15/2028
(g)
300 323
Freedom Mortgage Holdings LLC
9.25%, 02/01/2029
(g)
387 396
GGAM Finance Ltd
5.88%, 03/15/2030
(g)
30 30
6.88%, 04/15/2029
(g)
99 101
8.00%, 02/15/2027
(g)
298 308
8.00%, 06/15/2028
(g)
107 113
goeasy Ltd
6.88%, 05/15/2030
(g),(l)
100 102
9.25%, 12/01/2028
(g)
386 412
Hightower Holding LLC
6.75%, 04/15/2029
(g)
208 205
Jane Street Group / JSG Finance Inc
6.13%, 11/01/2032
(g)
270 270
7.13%, 04/30/2031
(g)
246 255
Jefferies Finance LLC / JFIN Co-Issuer Corp
5.00%, 08/15/2028
(g)
500 461
Jefferson Capital Holdings LLC
6.00%, 08/15/2026
(g)
120 120
9.50%, 02/15/2029
(g)
233 248
LD Holdings Group LLC
6.13%, 04/01/2028
(g)
212 184
8.75%, 11/01/2027
(g)
100 96
Midcap Financial Issuer Trust
5.63%, 01/15/2030
(g)
8,650 7,636
6.50%, 05/01/2028
(g)
500 473
Nationstar Mortgage Holdings Inc
5.13%, 12/15/2030
(g)
100 94
5.50%, 08/15/2028
(g)
390 381
5.75%, 11/15/2031
(g)
63 60
6.50%, 08/01/2029
(g)
857 857
7.13%, 02/01/2032
(g)
913 933
Navient Corp
4.88%, 03/15/2028 200 191
5.50%, 03/15/2029 125 119
9.38%, 07/25/2030 129 140
OneMain Finance Corp
3.50%, 01/15/2027 244 233
3.88%, 09/15/2028 211 194
4.00%, 09/15/2030 1,178 1,037
5.38%, 11/15/2029 10 10
6.63%, 01/15/2028 288 293
7.50%, 05/15/2031 1,075 1,099
7.88%, 03/15/2030 3,181 3,311
9.00%, 01/15/2029 412 437
Oxford Finance LLC / Oxford Finance Co-Issuer
II Inc
6.38%, 02/01/2027
(g)
1,201 1,183
PennyMac Financial Services Inc
4.25%, 02/15/2029
(g)
276 257
5.75%, 09/15/2031
(g)
114 109
7.13%, 11/15/2030
(g)
162 164
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
PennyMac Financial Services Inc (continued)
7.88%, 12/15/2029
(g)
$ 181 $ 189
PHH Mortgage Corp
7.88%, 03/15/2026
(g)
122 124
PRA Group Inc
5.00%, 10/01/2029
(g)
235 213
8.38%, 02/01/2028
(g)
175 180
8.88%, 01/31/2030
(g)
222 230
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer
Inc
3.88%, 03/01/2031
(g)
287 256
4.00%, 10/15/2033
(g)
1,100 949
StoneX Group Inc
7.88%, 03/01/2031
(g)
610 642
Synchrony Financial
7.25%, 02/02/2033 90 92
United Wholesale Mortgage LLC
5.50%, 04/15/2029
(g)
2,756 2,628
5.75%, 06/15/2027
(g)
270 265
World Acceptance Corp
7.00%, 11/01/2026
(g)
170 168
$ 36,816
Electric - 1.09%
AES Corp/The
7.60%, 01/15/2055
(k)
300 311
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.20%
Algonquin Power & Utilities Corp
4.75%, 01/18/2082
(k)
400 374
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.25%
California Buyer Ltd / Atlantica Sustainable
Infrastructure PLC
6.38%, 02/15/2032
(g),(l)
160 159
Calpine Corp
4.50%, 02/15/2028
(g)
100 96
4.63%, 02/01/2029
(g)
206 195
5.00%, 02/01/2031
(g)
147 139
5.13%, 03/15/2028
(g)
322 315
Clearway Energy Operating LLC
4.75%, 03/15/2028
(g)
201 195
Edison International
7.88%, 06/15/2054
(k)
150 157
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.66%
8.13%, 06/15/2053
(k)
100 105
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.86%
EUSHI Finance Inc
7.63%, 12/15/2054
(g),(h),(k)
187 194
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.14%
Leeward Renewable Energy Operations LLC
4.25%, 07/01/2029
(g)
300 281
Lightning Power LLC
7.25%, 08/15/2032
(g)
605 629
NRG Energy Inc
3.63%, 02/15/2031
(g)
115 102
5.75%, 01/15/2028 190 190
6.00%, 02/01/2033
(g)
200 199
6.25%, 11/01/2034
(g)
210 210
Pattern Energy Operations LP / Pattern Energy
Operations Inc
4.50%, 08/15/2028
(g)
330 315
PG&E Corp
5.00%, 07/01/2028 204 199
5.25%, 07/01/2030 355 346

Schedule of Investments
High Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Pike Corp
5.50%, 09/01/2028
(g)
$ 130 $ 127
8.63%, 01/31/2031
(g)
87 92
Talen Energy Supply LLC
8.63%, 06/01/2030
(g)
300 324
Vistra Operations Co LLC
4.38%, 05/01/2029
(g)
282 268
5.63%, 02/15/2027
(g)
442 441
6.88%, 04/15/2032
(g)
219 226
7.75%, 10/15/2031
(g)
319 337
$ 6,526
Electrical Components & Equipment - 0.19%
Energizer Holdings Inc
4.75%, 06/15/2028
(g)
100 96
6.50%, 12/31/2027
(g)
218 220
EnerSys
4.38%, 12/15/2027
(g)
201 193
WESCO Distribution Inc
6.38%, 03/15/2029
(g),(h)
140 143
6.63%, 03/15/2032
(g)
275 282
7.25%, 06/15/2028
(g)
200 205
$ 1,139
Electronics - 0.22%
Coherent Corp
5.00%, 12/15/2029
(g)
266 255
Imola Merger Corp
4.75%, 05/15/2029
(g)
727 703
Sensata Technologies BV
4.00%, 04/15/2029
(g)
202 189
5.88%, 09/01/2030
(g)
170 168
$ 1,315
Energy - Alternate Sources - 0.14%
Sunnova Energy Corp
5.88%, 09/01/2026
(g)
133 119
11.75%, 10/01/2028
(g),(h)
94 76
TerraForm Power Operating LLC
4.75%, 01/15/2030
(g)
300 280
5.00%, 01/31/2028
(g)
400 391
$ 866
Engineering & Construction - 0.54%
AECOM
5.13%, 03/15/2027 100 99
Arcosa Inc
4.38%, 04/15/2029
(g)
132 125
6.88%, 08/15/2032
(g)
400 411
Artera Services LLC
8.50%, 02/15/2031
(g)
130 129
ASG Finance Designated Activity Co
9.75%, 05/15/2029
(g)
310 310
Brand Industrial Services Inc
10.38%, 08/01/2030
(g)
360 382
Brundage-Bone Concrete Pumping Holdings Inc
6.00%, 02/01/2026
(g)
276 275
Dycom Industries Inc
4.50%, 04/15/2029
(g)
249 235
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(g)
186 181
7.50%, 04/15/2032
(g)
265 269
Great Lakes Dredge & Dock Corp
5.25%, 06/01/2029
(g)
135 127
Railworks Holdings LP / Railworks Rally Inc
8.25%, 11/15/2028
(g)
190 194
TopBuild Corp
3.63%, 03/15/2029
(g)
236 216
Tutor Perini Corp
11.88%, 04/30/2029
(g)
100 110
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Engineering & Construction (continued)
Weekley Homes LLC / Weekley Finance Corp
4.88%, 09/15/2028
(g)
$ 181 $ 173
$ 3,236
Entertainment - 2.26%
Affinity Interactive
6.88%, 12/15/2027
(g)
200 164
Allen Media LLC / Allen Media Co-Issuer Inc
10.50%, 02/15/2028
(g)
150 65
AMC Entertainment Holdings Inc
7.50%, 02/15/2029
(g)
230 198
10.00%, PIK 12.00%; 06/15/2026
(g),(i),(j)
100 100
Boyne USA Inc
4.75%, 05/15/2029
(g)
140 134
Caesars Entertainment Inc
4.63%, 10/15/2029
(g),(h)
500 469
6.50%, 02/15/2032
(g)
385 390
7.00%, 02/15/2030
(g)
1,401 1,436
8.13%, 07/01/2027
(g)
95 97
CCM Merger Inc
6.38%, 05/01/2026
(g)
39 39
Churchill Downs Inc
4.75%, 01/15/2028
(g)
550 534
5.75%, 04/01/2030
(g)
500 492
6.75%, 05/01/2031
(g)
300 305
Cinemark USA Inc
7.00%, 08/01/2032
(g)
2,530 2,593
Empire Resorts Inc
7.75%, 11/01/2026
(g)
500 476
Everi Holdings Inc
5.00%, 07/15/2029
(g)
875 868
International Game Technology PLC
6.25%, 01/15/2027
(g)
168 170
Jacobs Entertainment Inc
6.75%, 02/15/2029
(g)
198 195
Light & Wonder International Inc
7.00%, 05/15/2028
(g)
254 255
7.25%, 11/15/2029
(g)
130 133
7.50%, 09/01/2031
(g)
255 263
Lions Gate Capital Holdings LLC
5.50%, 04/15/2029
(g)
75 54
Live Nation Entertainment Inc
4.75%, 10/15/2027
(g),(h)
222 216
6.50%, 05/15/2027
(g)
575 583
Merlin Entertainments Group US Holdings Inc
7.38%, 02/15/2031
(g)
130 128
Merlin Entertainments Ltd
5.75%, 06/15/2026
(g)
100 99
Mohegan Tribal Gaming Authority
8.00%, 02/01/2026
(g)
469 466
13.25%, 12/15/2027
(g)
180 205
Premier Entertainment Sub LLC / Premier
Entertainment Finance Corp
5.63%, 09/01/2029
(g)
100 71
5.88%, 09/01/2031
(g)
200 129
Resorts World Las Vegas LLC / RWLV Capital Inc
4.63%, 04/16/2029 100 88
Scientific Games Holdings LP/Scientific Games US
FinCo Inc
6.63%, 03/01/2030
(g)
264 257
Six Flags Entertainment Corp/DE
5.50%, 04/15/2027
(g)
118 117
7.25%, 05/15/2031
(g)
185 190
Speedway Motorsports LLC / Speedway Funding
II Inc
4.88%, 11/01/2027
(g)
400 391
Vail Resorts Inc
6.50%, 05/15/2032
(g)
195 200

Schedule of Investments
High Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Wynn Resorts Finance LLC / Wynn Resorts Capital
Corp
5.13%, 10/01/2029
(g)
$ 164 $ 159
7.13%, 02/15/2031
(g)
776 816
$ 13,545
Environmental Control - 1.04%
Clean Harbors Inc
4.88%, 07/15/2027
(g)
209 206
5.13%, 07/15/2029
(g)
146 142
6.38%, 02/01/2031
(g)
1,090 1,099
Enviri Corp
5.75%, 07/31/2027
(g)
133 128
GFL Environmental Inc
3.50%, 09/01/2028
(g)
218 204
4.00%, 08/01/2028
(g)
1,851 1,751
4.38%, 08/15/2029
(g)
775 726
4.75%, 06/15/2029
(g)
475 455
5.13%, 12/15/2026
(g)
164 162
6.75%, 01/15/2031
(g)
178 183
Madison IAQ LLC
5.88%, 06/30/2029
(g)
350 332
Reworld Holding Corp
4.88%, 12/01/2029
(g)
605 565
Stericycle Inc
3.88%, 01/15/2029
(g)
139 137
Wrangler Holdco Corp
6.63%, 04/01/2032
(g)
115 117
$ 6,207
Food - 3.27%
Albertsons Cos Inc / Safeway Inc / New Albertsons
LP / Albertsons LLC
3.25%, 03/15/2026
(g)
770 744
3.50%, 03/15/2029
(g)
3,976 3,674
4.63%, 01/15/2027
(g)
1,547 1,518
4.88%, 02/15/2030
(g)
2,000 1,948
5.88%, 02/15/2028
(g)
1,251 1,253
6.50%, 02/15/2028
(g)
645 660
B&G Foods Inc
8.00%, 09/15/2028
(g)
60 62
Chobani Holdco II LLC
8.75%, PIK 9.50%; 10/01/2029
(g),(i),(j)
240 247
Chobani LLC / Chobani Finance Corp Inc
7.63%, 07/01/2029
(g)
1,144 1,192
Fiesta Purchaser Inc
7.88%, 03/01/2031
(g)
216 227
KeHE Distributors LLC / KeHE Finance Corp /
NextWave Distribution Inc
9.00%, 02/15/2029
(g)
221 229
Lamb Weston Holdings Inc
4.13%, 01/31/2030
(g)
100 93
4.38%, 01/31/2032
(g)
1,060 971
4.88%, 05/15/2028
(g)
100 98
Performance Food Group Inc
4.25%, 08/01/2029
(g)
441 413
5.50%, 10/15/2027
(g)
354 351
6.13%, 09/15/2032
(g)
430 432
Post Holdings Inc
4.50%, 09/15/2031
(g)
1,486 1,353
4.63%, 04/15/2030
(g)
750 701
5.50%, 12/15/2029
(g)
590 575
6.25%, 02/15/2032
(g)
200 202
6.38%, 03/01/2033
(g)
492 487
Safeway Inc
7.25%, 02/01/2031 316 322
TreeHouse Foods Inc
4.00%, 09/01/2028 140 128
United Natural Foods Inc
6.75%, 10/15/2028
(g)
203 196
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
US Foods Inc
4.63%, 06/01/2030
(g)
$ 600 $ 569
7.25%, 01/15/2032
(g)
725 753
Viking Baked Goods Acquisition Corp
8.63%, 11/01/2031
(g),(l)
200 199
$ 19,597
Food Service - 0.24%
Aramark Services Inc
5.00%, 02/01/2028
(g)
1,103 1,083
TKC Holdings Inc
6.88%, 05/15/2028
(g)
53 52
10.50%, 05/15/2029
(g)
274 277
$ 1,412
Forest Products & Paper - 0.13%
Domtar Corp
6.75%, 10/01/2028
(g)
175 160
Glatfelter Corp
4.75%, 11/15/2029
(g)
75 68
7.25%, 11/15/2031
(g)
320 317
Mercer International Inc
12.88%, 10/01/2028
(g)
205 217
$ 762
Gas - 0.14%
AmeriGas Partners LP / AmeriGas Finance Corp
5.75%, 05/20/2027 169 163
5.88%, 08/20/2026 126 123
9.38%, 06/01/2028
(g)
435 448
South Jersey Industries Inc
5.02%, 04/15/2031 150 120
$ 854
Hand & Machine Tools - 0.03%
Werner FinCo LP / Werner FinCo Inc
11.50%, 06/15/2028
(g)
169 188
Healthcare - Products - 1.03%
Avantor Funding Inc
3.88%, 11/01/2029
(g)
200 185
4.63%, 07/15/2028
(g)
200 194
Bausch + Lomb Corp
8.38%, 10/01/2028
(g)
350 367
Embecta Corp
6.75%, 02/15/2030
(g)
65 61
Medline Borrower LP
3.88%, 04/01/2029
(g)
800 748
5.25%, 10/01/2029
(g)
3,276 3,173
Medline Borrower LP/Medline Co-Issuer Inc
6.25%, 04/01/2029
(g)
300 305
Neogen Food Safety Corp
8.63%, 07/20/2030
(g)
450 487
Sotera Health Holdings LLC
7.38%, 06/01/2031
(g)
300 307
Varex Imaging Corp
7.88%, 10/15/2027
(g)
310 315
$ 6,142
Healthcare - Services - 2.55%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(g)
679 638
5.50%, 07/01/2028
(g)
89 86
AHP Health Partners Inc
5.75%, 07/15/2029
(g)
39 38
CHS/Community Health Systems Inc
4.75%, 02/15/2031
(g)
200 167
5.25%, 05/15/2030
(g)
500 436
5.63%, 03/15/2027
(g)
460 449
6.00%, 01/15/2029
(g)
75 71
6.88%, 04/01/2028
(g)
200 166
6.88%, 04/15/2029
(g)
200 169
10.88%, 01/15/2032
(g)
500 536

Schedule of Investments
High Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Concentra Escrow Issuer Corp
6.88%, 07/15/2032
(g)
$ 200 $ 205
DaVita Inc
3.75%, 02/15/2031
(g)
2,324 2,021
4.63%, 06/01/2030
(g)
1,716 1,579
6.88%, 09/01/2032
(g)
500 503
Encompass Health Corp
4.50%, 02/01/2028 367 357
4.75%, 02/01/2030 404 389
Heartland Dental LLC / Heartland Dental Finance
Corp
10.50%, 04/30/2028
(g)
455 484
IQVIA Inc
5.00%, 10/15/2026
(g)
360 356
Kedrion SpA
6.50%, 09/01/2029
(g)
300 283
LifePoint Health Inc
4.38%, 02/15/2027
(g)
200 194
9.88%, 08/15/2030
(g)
500 547
10.00%, 06/01/2032
(g)
907 968
11.00%, 10/15/2030
(g)
625 696
ModivCare Inc
5.00%, 10/01/2029
(g),(h)
100 68
Molina Healthcare Inc
3.88%, 05/15/2032
(g)
90 80
4.38%, 06/15/2028
(g)
168 161
MPH Acquisition Holdings LLC
5.50%, 09/01/2028
(g)
152 103
5.75%, 11/01/2028
(g)
150 69
Prime Healthcare Services Inc
9.38%, 09/01/2029
(g)
400 406
Radiology Partners Inc
0.00%, PIK 9.78%; 02/15/2030
(g),(i),(j)
100 94
Select Medical Corp
6.25%, 08/15/2026
(g)
265 266
Star Parent Inc
9.00%, 10/01/2030
(g)
240 250
Surgery Center Holdings Inc
7.25%, 04/15/2032
(g)
159 163
Tenet Healthcare Corp
4.38%, 01/15/2030 240 225
4.63%, 06/15/2028 140 135
5.13%, 11/01/2027 250 248
6.13%, 10/01/2028 755 754
6.13%, 06/15/2030 511 514
6.75%, 05/15/2031 200 204
Toledo Hospital/The
5.33%, 11/15/2028 200 195
$ 15,273
Holding Companies - Diversified - 0.10%
Benteler International AG
10.50%, 05/15/2028
(g)
236 244
Stena International SA
7.25%, 01/15/2031
(g)
172 179
7.63%, 02/15/2031
(g)
170 178
$ 601
Home Builders - 1.17%
Adams Homes Inc
9.25%, 10/15/2028
(g)
349 365
Ashton Woods USA LLC / Ashton Woods Finance
Co
6.63%, 01/15/2028
(g)
185 185
Brookfield Residential Properties Inc / Brookfield
Residential US LLC
4.88%, 02/15/2030
(g)
179 166
6.25%, 09/15/2027
(g)
284 282
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Builders (continued)
Century Communities Inc
3.88%, 08/15/2029
(g)
$ 348 $ 317
6.75%, 06/01/2027 184 185
Dream Finders Homes Inc
8.25%, 08/15/2028
(g)
313 328
Empire Communities Corp
9.75%, 05/01/2029
(g)
470 491
Forestar Group Inc
3.85%, 05/15/2026
(g)
220 214
5.00%, 03/01/2028
(g)
313 300
Installed Building Products Inc
5.75%, 02/01/2028
(g)
128 127
K Hovnanian Enterprises Inc
11.75%, 09/30/2029
(g)
320 353
KB Home
6.88%, 06/15/2027 15 16
7.25%, 07/15/2030 5 5
Landsea Homes Corp
8.88%, 04/01/2029
(g)
292 298
LGI Homes Inc
4.00%, 07/15/2029
(g)
366 328
8.75%, 12/15/2028
(g)
439 462
M/I Homes Inc
4.95%, 02/01/2028 131 127
Mattamy Group Corp
4.63%, 03/01/2030
(g)
175 164
5.25%, 12/15/2027
(g)
248 244
New Home Co Inc/The
9.25%, 10/01/2029
(g)
290 304
Shea Homes LP / Shea Homes Funding Corp
4.75%, 02/15/2028 193 184
4.75%, 04/01/2029 70 66
STL Holding Co LLC
8.75%, 02/15/2029
(g)
300 319
Taylor Morrison Communities Inc
5.13%, 08/01/2030
(g)
91 88
5.75%, 01/15/2028
(g)
260 260
5.88%, 06/15/2027
(g)
200 201
Thor Industries Inc
4.00%, 10/15/2029
(g)
235 214
Tri Pointe Homes Inc
5.70%, 06/15/2028 418 415
$ 7,008
Home Furnishings - 0.05%
Tempur Sealy International Inc
3.88%, 10/15/2031
(g)
100 87
4.00%, 04/15/2029
(g)
220 203
$ 290
Housewares - 0.67%
Newell Brands Inc
6.38%, 09/15/2027 50 51
6.63%, 09/15/2029 80 81
6.87%, 04/01/2036 3,470 3,453
7.00%, 04/01/2046 195 181
Scotts Miracle-Gro Co/The
4.50%, 10/15/2029 129 122
SWF Holdings I Corp
6.50%, 10/01/2029
(g)
160 103
$ 3,991
Insurance - 3.48%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(g)
2,418 2,274
6.00%, 08/01/2029
(g)
136 129
7.50%, 11/06/2030
(g)
142 144
8.25%, 02/01/2029
(g)
1,542 1,567

Schedule of Investments
High Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Alliant Holdings Intermediate LLC / Alliant
Holdings Co-Issuer
4.25%, 10/15/2027
(g)
$ 675 $ 640
5.88%, 11/01/2029
(g)
179 169
6.50%, 10/01/2031
(g)
650 644
6.75%, 10/15/2027
(g)
472 470
6.75%, 04/15/2028
(g)
300 301
7.00%, 01/15/2031
(g)
375 378
AmWINS Group Inc
4.88%, 06/30/2029
(g)
8,010 7,539
6.38%, 02/15/2029
(g)
100 101
APH Somerset Investor 2 LLC / APH2 Somerset
Investor 2 LLC / APH3 Somerset Inves
7.88%, 11/01/2029
(g)
160 160
Ardonagh Finco Ltd
7.75%, 02/15/2031
(g)
405 416
Ardonagh Group Finance Ltd
8.88%, 02/15/2032
(g)
1,392 1,422
AssuredPartners Inc
5.63%, 01/15/2029
(g)
423 400
BroadStreet Partners Inc
5.88%, 04/15/2029
(g)
139 132
Global Atlantic Fin Co
4.70%, 10/15/2051
(g),(k)
304 292
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.80%
7.95%, 10/15/2054
(g),(k)
100 104
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.61%
Howden UK Refinance PLC / Howden UK
Refinance 2 PLC / Howden US Refinance LLC
7.25%, 02/15/2031
(g)
476 484
8.13%, 02/15/2032
(g)
595 602
HUB International Ltd
7.25%, 06/15/2030
(g)
625 646
7.38%, 01/31/2032
(g)
616 628
Jones Deslauriers Insurance Management Inc
8.50%, 03/15/2030
(g)
60 63
10.50%, 12/15/2030
(g)
10 11
Liberty Mutual Group Inc
4.30%, 02/01/2061
(g)
250 164
Panther Escrow Issuer LLC
7.13%, 06/01/2031
(g)
705 722
Ryan Specialty LLC
4.38%, 02/01/2030
(g),(h)
10 9
USI Inc/NY
7.50%, 01/15/2032
(g)
200 204
$ 20,815
Internet - 0.99%
Acuris Finance US Inc / Acuris Finance SARL
5.00%, 05/01/2028
(g)
175 158
Arches Buyer Inc
4.25%, 06/01/2028
(g)
132 121
6.13%, 12/01/2028
(g)
102 90
Cablevision Lightpath LLC
3.88%, 09/15/2027
(g)
120 114
5.63%, 09/15/2028
(g)
849 788
Cars.com Inc
6.38%, 11/01/2028
(g)
252 251
Cogent Communications Group Inc / Cogent
Communications Finance Inc
7.00%, 06/15/2027
(g)
147 148
Cogent Communications Group LLC
7.00%, 06/15/2027
(g)
227 229
Gen Digital Inc
6.75%, 09/30/2027
(g)
336 342
7.13%, 09/30/2030
(g)
650 673
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Go Daddy Operating Co LLC / GD Finance Co Inc
3.50%, 03/01/2029
(g)
$ 247 $ 228
5.25%, 12/01/2027
(g)
145 143
ION Trading Technologies Sarl
5.75%, 05/15/2028
(g)
207 188
Match Group Holdings II LLC
4.13%, 08/01/2030
(g)
137 124
4.63%, 06/01/2028
(g)
182 175
5.00%, 12/15/2027
(g)
240 234
5.63%, 02/15/2029
(g)
100 99
Millennium Escrow Corp
6.63%, 08/01/2026
(g)
216 139
Newfold Digital Holdings Group Inc
6.00%, 02/15/2029
(g)
150 101
11.75%, 10/15/2028
(g)
100 99
Rakuten Group Inc
5.13%, 04/22/2026
(g),(k),(m)
200 191
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.58%
6.25%, 04/22/2031
(g),(h),(k),(m)
200 180
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.96%
9.75%, 04/15/2029
(g)
400 433
11.25%, 02/15/2027
(g)
400 435
Wayfair LLC
7.25%, 10/31/2029
(g)
180 182
Ziff Davis Inc
4.63%, 10/15/2030
(g)
42 38
$ 5,903
Investment Companies - 1.00%
Blue Owl Credit Income Corp
6.65%, 03/15/2031 3,325 3,348
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029
(g)
400 384
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029 719 600
5.25%, 05/15/2027 310 289
9.00%, 06/15/2030
(h)
950 917
9.75%, 01/15/2029 428 428
$ 5,966
Iron & Steel - 1.82%
ATI Inc
4.88%, 10/01/2029 186 176
5.88%, 12/01/2027 103 102
7.25%, 08/15/2030 32 33
Baffinland Iron Mines Corp / Baffinland Iron Mines
LP
8.75%, 07/15/2026
(g)
100 91
Big River Steel LLC / BRS Finance Corp
6.63%, 01/31/2029
(g)
152 154
Carpenter Technology Corp
6.38%, 07/15/2028 100 100
7.63%, 03/15/2030 85 88
Cleveland-Cliffs Inc
6.75%, 04/15/2030
(g)
209 209
6.88%, 11/01/2029
(g)
200 201
7.00%, 03/15/2032
(g)
395 395
7.38%, 05/01/2033
(g)
170 171
Infrabuild Australia Pty Ltd
14.50%, 11/15/2028
(g)
185 182
Mineral Resources Ltd
8.00%, 11/01/2027
(g)
200 205
8.13%, 05/01/2027
(g)
300 302
8.50%, 05/01/2030
(g)
200 206
Specialty Steel
15.29%, 11/15/2026
(e),(f)
8,096 8,096

Schedule of Investments
High Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel (continued)
United States Steel Corp
6.88%, 03/01/2029 $ 193 $ 194
$ 10,905
Leisure Products & Services - 0.88%
Acushnet Co
7.38%, 10/15/2028
(g)
20 21
Amer Sports Co
6.75%, 02/16/2031
(g)
179 182
Carnival Corp
5.75%, 03/01/2027
(g)
1,103 1,106
6.00%, 05/01/2029
(g)
208 208
6.65%, 01/15/2028 30 31
Carnival Holdings Bermuda Ltd
10.38%, 05/01/2028
(g)
329 353
Life Time Inc
6.00%, 11/15/2031
(g),(l)
270 269
MajorDrive Holdings IV LLC
6.38%, 06/01/2029
(g)
83 80
NCL Corp Ltd
5.88%, 03/15/2026
(g)
489 489
5.88%, 02/15/2027
(g)
105 105
6.25%, 03/01/2030
(g)
50 49
7.75%, 02/15/2029
(g),(h)
53 56
8.13%, 01/15/2029
(g)
193 205
Royal Caribbean Cruises Ltd
5.38%, 07/15/2027
(g)
100 100
5.50%, 08/31/2026
(g)
100 100
5.50%, 04/01/2028
(g)
270 270
6.00%, 02/01/2033
(g)
551 554
6.25%, 03/15/2032
(g)
400 408
Sabre GLBL Inc
8.63%, 06/01/2027
(g)
140 135
11.25%, 12/15/2027
(g)
120 124
Viking Cruises Ltd
5.88%, 09/15/2027
(g)
241 239
VOC Escrow Ltd
5.00%, 02/15/2028
(g)
205 199
$ 5,283
Lodging - 1.77%
Boyd Gaming Corp
4.75%, 12/01/2027 600 589
4.75%, 06/15/2031
(g)
925 863
Full House Resorts Inc
8.25%, 02/15/2028
(g)
191 191
Hilton Domestic Operating Co Inc
3.63%, 02/15/2032
(g)
415 364
3.75%, 05/01/2029
(g)
391 364
4.00%, 05/01/2031
(g)
385 351
4.88%, 01/15/2030 425 412
5.88%, 04/01/2029
(g)
331 336
6.13%, 04/01/2032
(g)
285 288
Hilton Worldwide Finance LLC / Hilton Worldwide
Finance Corp
4.88%, 04/01/2027 295 293
Melco Resorts Finance Ltd
5.25%, 04/26/2026 250 245
5.38%, 12/04/2029
(g)
300 274
5.63%, 07/17/2027 200 194
5.75%, 07/21/2028
(g)
300 286
7.63%, 04/17/2032
(g)
300 304
MGM China Holdings Ltd
5.88%, 05/15/2026
(g)
157 156
7.13%, 06/26/2031
(g)
475 483
MGM Resorts International
5.50%, 04/15/2027 54 54
6.50%, 04/15/2032 179 179
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging (continued)
Station Casinos LLC
4.50%, 02/15/2028
(g)
$ 100 $ 95
4.63%, 12/01/2031
(g)
1,445 1,313
6.63%, 03/15/2032
(g)
200 201
Studio City Finance Ltd
5.00%, 01/15/2029
(g)
300 271
6.50%, 01/15/2028
(g)
300 289
Travel + Leisure Co
4.50%, 12/01/2029
(g)
100 93
4.63%, 03/01/2030
(g)
202 188
6.00%, 04/01/2027 193 195
6.63%, 07/31/2026
(g)
350 353
Wyndham Hotels & Resorts Inc
4.38%, 08/15/2028
(g)
364 346
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp
5.25%, 05/15/2027
(g)
205 203
Wynn Macau Ltd
5.13%, 12/15/2029
(g)
203 188
5.50%, 01/15/2026
(g)
357 353
5.63%, 08/26/2028
(g)
300 288
$ 10,602
Machinery - Construction & Mining - 0.21%
BWX Technologies Inc
4.13%, 06/30/2028
(g)
131 125
4.13%, 04/15/2029
(g)
142 135
Terex Corp
5.00%, 05/15/2029
(g)
144 138
6.25%, 10/15/2032
(g)
450 448
Vertiv Group Corp
4.13%, 11/15/2028
(g)
441 420
$ 1,266
Machinery - Diversified - 0.36%
Chart Industries Inc
7.50%, 01/01/2030
(g)
322 335
Esab Corp
6.25%, 04/15/2029
(g)
219 223
GrafTech Finance Inc
4.63%, 12/15/2028
(g),(h)
224 158
Husky Injection Molding Systems Ltd / Titan Co-
Borrower LLC
9.00%, 02/15/2029
(g)
202 208
Maxim Crane Works Holdings Capital LLC
11.50%, 09/01/2028
(g)
188 202
Mueller Water Products Inc
4.00%, 06/15/2029
(g)
90 84
OT Merger Corp
7.88%, 10/15/2029
(g)
100 43
SPX FLOW Inc
8.75%, 04/01/2030
(g)
201 209
TK Elevator Holdco GmbH
7.63%, 07/15/2028
(g)
161 162
TK Elevator US Newco Inc
5.25%, 07/15/2027
(g)
522 513
$ 2,137
Media - 5.85%
Beasley Mezzanine Holdings LLC
8.63%, 02/01/2026
(g),(i)
230 127
9.20%, 08/01/2028
(g)
50 25
Belo Corp
7.25%, 09/15/2027 225 232
7.75%, 06/01/2027 161 167
CCO Holdings LLC / CCO Holdings Capital Corp
4.25%, 02/01/2031
(g)
700 607
4.25%, 01/15/2034
(g)
750 599
4.50%, 08/15/2030
(g)
700 625
4.50%, 05/01/2032 768 653
4.50%, 06/01/2033
(g)
300 249

Schedule of Investments
High Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
CCO Holdings LLC / CCO Holdings Capital Corp
(continued)
4.75%, 03/01/2030
(g)
$ 1,175 $ 1,069
4.75%, 02/01/2032
(g)
200 173
5.00%, 02/01/2028
(g)
1,895 1,834
5.13%, 05/01/2027
(g)
1,273 1,246
5.38%, 06/01/2029
(g)
300 286
6.38%, 09/01/2029
(g)
360 356
7.38%, 03/01/2031
(g)
200 203
CSC Holdings LLC
3.38%, 02/15/2031
(g)
200 143
4.13%, 12/01/2030
(g)
300 221
4.50%, 11/15/2031
(g)
400 293
4.63%, 12/01/2030
(g)
985 496
5.38%, 02/01/2028
(g)
200 171
5.50%, 04/15/2027
(g)
2,500 2,225
5.75%, 01/15/2030
(g)
500 263
6.50%, 02/01/2029
(g)
300 254
7.50%, 04/01/2028
(g)
280 184
11.25%, 05/15/2028
(g)
200 195
11.75%, 01/31/2029
(g)
355 346
Cumulus Media New Holdings Inc
8.00%, 07/01/2029
(g)
58 24
Directv Financing LLC
8.88%, 02/01/2030
(g)
246 243
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(g)
1,312 1,263
DISH DBS Corp
5.13%, 06/01/2029 650 432
5.25%, 12/01/2026
(g)
500 463
5.75%, 12/01/2028
(g)
500 437
DISH Network Corp
11.75%, 11/15/2027
(g)
1,440 1,515
GCI LLC
4.75%, 10/15/2028
(g)
400 378
Gray Television Inc
4.75%, 10/15/2030
(g),(h)
200 126
5.38%, 11/15/2031
(g)
200 121
7.00%, 05/15/2027
(g),(h)
155 151
10.50%, 07/15/2029
(g)
284 295
iHeartCommunications Inc
5.25%, 08/15/2027
(g)
160 108
6.38%, 05/01/2026 130 110
8.38%, 05/01/2027 200 104
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029
(g),(h)
154 129
6.75%, 10/15/2027
(g)
300 281
McGraw-Hill Education Inc
5.75%, 08/01/2028
(g)
421 413
7.38%, 09/01/2031
(g)
180 184
8.00%, 08/01/2029
(g)
194 195
Midcontinent Communications
8.00%, 08/15/2032
(g)
270 275
News Corp
5.13%, 02/15/2032
(g)
143 137
Nexstar Media Inc
4.75%, 11/01/2028
(g)
447 420
5.63%, 07/15/2027
(g)
770 757
Paramount Global
6.25%, 02/28/2057
(k)
150 135
3 Month USD LIBOR + 3.90%
6.38%, 03/30/2062
(k)
400 370
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.00%
Radiate Holdco LLC / Radiate Finance Inc
4.50%, 09/15/2026
(g)
370 321
6.50%, 09/15/2028
(g)
250 172
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Sinclair Television Group Inc
4.13%, 12/01/2030
(g),(h)
$ 130 $ 100
5.50%, 03/01/2030
(g)
100 69
Sirius XM Radio Inc
3.13%, 09/01/2026
(g)
250 240
3.88%, 09/01/2031
(g),(h)
180 155
4.00%, 07/15/2028
(g)
300 280
4.13%, 07/01/2030
(g)
798 714
5.00%, 08/01/2027
(g)
200 196
5.50%, 07/01/2029
(g)
300 291
SportsNet New York
10.25%, 01/15/2025
(e),(f)
4,130 3,890
Sunrise FinCo I BV
4.88%, 07/15/2031
(g)
482 441
TEGNA Inc
4.63%, 03/15/2028 567 532
4.75%, 03/15/2026
(g)
329 326
5.00%, 09/15/2029 250 233
Telenet Finance Luxembourg Notes Sarl
5.50%, 03/01/2028
(g)
400 389
Univision Communications Inc
4.50%, 05/01/2029
(g)
200 178
6.63%, 06/01/2027
(g)
290 288
7.38%, 06/30/2030
(g)
500 480
8.00%, 08/15/2028
(g)
431 438
Virgin Media Finance PLC
5.00%, 07/15/2030
(g)
1,131 972
Virgin Media Secured Finance PLC
4.50%, 08/15/2030
(g)
80 70
5.50%, 05/15/2029
(g)
390 369
VZ Secured Financing BV
5.00%, 01/15/2032
(g)
189 170
Warner Media LLC
7.63%, 04/15/2031 100 106
Ziggo Bond Co BV
6.00%, 01/15/2027
(g)
1,195 1,193
Ziggo BV
4.88%, 01/15/2030
(g)
100 93
$ 35,014
Metal Fabrication & Hardware - 0.03%
Advanced Drainage Systems Inc
6.38%, 06/15/2030
(g)
190 192
Mining - 0.97%
Arsenal AIC Parent LLC
8.00%, 10/01/2030
(g)
627 659
11.50%, 10/01/2031
(g)
896 997
Coeur Mining Inc
5.13%, 02/15/2029
(g)
165 157
FMG Resources August 2006 Pty Ltd
4.38%, 04/01/2031
(g)
199 181
Hecla Mining Co
7.25%, 02/15/2028 130 132
JW Aluminum Continuous Cast Co
10.25%, 06/01/2026
(g)
30 30
Kaiser Aluminum Corp
4.50%, 06/01/2031
(g)
42 37
New Gold Inc
7.50%, 07/15/2027
(g)
60 61
Northwest Acquisitions ULC / Dominion Finco Inc
0.00%, 11/01/2022
(d),(g)
15,820 —
Novelis Corp
3.88%, 08/15/2031
(g)
2,995 2,631
4.75%, 01/30/2030
(g)
805 754
Taseko Mines Ltd
8.25%, 05/01/2030
(g)
137 142
$ 5,781

Schedule of Investments
High Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Miscellaneous Manufacturers - 0.09%
Amsted Industries Inc
5.63%, 07/01/2027
(g)
$ 37 $ 37
Calderys Financing LLC
11.25%, 06/01/2028
(g)
200 213
FXI Holdings Inc
12.25%, 11/15/2026
(g)
170 169
12.25%, 11/15/2026
(g)
100 99
$ 518
Office & Business Equipment - 0.11%
Pitney Bowes Inc
6.88%, 03/15/2027
(g)
178 176
7.25%, 03/15/2029
(g)
24 24
Xerox Corp
4.80%, 03/01/2035 2 1
6.75%, 12/15/2039 76 51
Xerox Holdings Corp
5.50%, 08/15/2028
(g)
296 243
8.88%, 11/30/2029
(g)
210 183
$ 678
Office Furnishings - 0.05%
Steelcase Inc
5.13%, 01/18/2029 300 289
Oil & Gas - 4.09%
Berry Petroleum Co LLC
7.00%, 02/15/2026
(g)
230 224
California Resources Corp
8.25%, 06/15/2029
(g)
497 502
Chord Energy Corp
6.38%, 06/01/2026
(g)
359 360
Civitas Resources Inc
5.00%, 10/15/2026
(g)
120 118
8.38%, 07/01/2028
(g)
268 277
8.63%, 11/01/2030
(g)
552 580
8.75%, 07/01/2031
(g)
158 165
CNX Resources Corp
6.00%, 01/15/2029
(g)
177 175
7.25%, 03/01/2032
(g)
154 159
7.38%, 01/15/2031
(g)
199 205
Comstock Resources Inc
5.88%, 01/15/2030
(g)
721 659
6.75%, 03/01/2029
(g)
500 479
Crescent Energy Finance LLC
7.38%, 01/15/2033
(g)
290 281
7.63%, 04/01/2032
(g)
249 246
9.25%, 02/15/2028
(g)
367 385
CVR Energy Inc
5.75%, 02/15/2028
(g)
502 458
8.50%, 01/15/2029
(g)
433 420
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/2028
(g)
221 222
8.75%, 05/01/2031
(g)
342 351
EnQuest PLC
11.63%, 11/01/2027
(g)
190 192
Global Marine Inc
7.00%, 06/01/2028 24 23
Greenfire Resources Ltd
12.00%, 10/01/2028
(g)
294 316
Gulfport Energy Operating Corp
6.75%, 09/01/2029
(g)
300 302
Hilcorp Energy I LP / Hilcorp Finance Co
5.75%, 02/01/2029
(g)
148 142
6.25%, 11/01/2028
(g)
87 85
6.25%, 04/15/2032
(g)
475 446
7.25%, 02/15/2035
(g)
595 584
8.38%, 11/01/2033
(g)
200 209
Ithaca Energy North Sea PLC
8.13%, 10/15/2029
(g)
120 120
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Kraken Oil & Gas Partners LLC
7.63%, 08/15/2029
(g)
$ 200 $ 198
Matador Resources Co
6.25%, 04/15/2033
(g)
525 514
6.50%, 04/15/2032
(g)
526 521
MEG Energy Corp
5.88%, 02/01/2029
(g)
2,475 2,426
Nabors Industries Inc
7.38%, 05/15/2027
(g)
382 382
Nabors Industries Ltd
7.50%, 01/15/2028
(g)
300 285
Noble Finance II LLC
8.00%, 04/15/2030
(g)
340 345
Northern Oil & Gas Inc
8.13%, 03/01/2028
(g)
314 317
8.75%, 06/15/2031
(g)
220 228
Parkland Corp
4.50%, 10/01/2029
(g)
111 103
4.63%, 05/01/2030
(g)
259 238
PBF Holding Co LLC / PBF Finance Corp
6.00%, 02/15/2028 200 194
Permian Resources Operating LLC
5.38%, 01/15/2026
(g)
251 250
5.88%, 07/01/2029
(g)
233 230
7.00%, 01/15/2032
(g)
203 207
8.00%, 04/15/2027
(g)
240 247
9.88%, 07/15/2031
(g)
77 85
Petrofac Ltd
0.00%, 11/15/2026
(d),(g)
110 25
Puma International Financing SA
5.00%, 01/24/2026
(g)
200 196
7.75%, 04/25/2029
(g)
300 306
Range Resources Corp
4.75%, 02/15/2030
(g)
163 153
Saturn Oil & Gas Inc
9.63%, 06/15/2029
(g)
464 458
Seadrill Finance Ltd
8.38%, 08/01/2030
(g)
130 133
SM Energy Co
6.50%, 07/15/2028 175 174
6.75%, 09/15/2026 165 165
6.75%, 08/01/2029
(g)
420 417
7.00%, 08/01/2032
(g)
890 883
Sunoco LP
7.00%, 05/01/2029
(g)
270 278
7.25%, 05/01/2032
(g)
165 172
Sunoco LP / Sunoco Finance Corp
5.88%, 03/15/2028 142 142
Talos Production Inc
9.38%, 02/01/2031
(g)
400 412
TGNR Intermediate Holdings LLC
5.50%, 10/15/2029
(g)
256 242
Transocean Aquila Ltd
8.00%, 09/30/2028
(g)
5 6
Transocean Inc
6.80%, 03/15/2038 625 518
7.50%, 04/15/2031 590 550
8.25%, 05/15/2029
(g)
151 152
8.50%, 05/15/2031
(g)
525 529
8.75%, 02/15/2030
(g)
162 167
9.35%, 12/15/2041 118 107
Valaris Ltd
8.38%, 04/30/2030
(g)
306 310
Vantage Drilling International Ltd
9.50%, 02/15/2028
(g)
110 110
Viper Energy Inc
5.38%, 11/01/2027
(g)
371 367
7.38%, 11/01/2031
(g)
254 264

Schedule of Investments
High Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Vital Energy Inc
7.88%, 04/15/2032
(g)
$ 147 $ 141
9.75%, 10/15/2030 111 117
W&T Offshore Inc
11.75%, 02/01/2026
(g)
390 391
Wildfire Intermediate Holdings LLC
7.50%, 10/15/2029
(g)
1,175 1,140
$ 24,480
Oil & Gas Services - 0.54%
Archrock Partners LP / Archrock Partners Finance
Corp
6.63%, 09/01/2032
(g)
176 177
Bristow Group Inc
6.88%, 03/01/2028
(g)
382 379
Enerflex Ltd
9.00%, 10/15/2027
(g)
264 274
Helix Energy Solutions Group Inc
9.75%, 03/01/2029
(g)
184 196
KCA Deutag UK Finance PLC
9.88%, 12/01/2025
(g)
206 207
KLX Energy Services Holdings Inc
11.50%, 11/01/2025
(g)
135 131
Kodiak Gas Services LLC
7.25%, 02/15/2029
(g)
166 171
Nine Energy Service Inc
13.00%, 02/01/2028 125 82
Oceaneering International Inc
6.00%, 02/01/2028 140 137
6.00%, 02/01/2028 309 304
Solaris Midstream Holdings LLC
7.63%, 04/01/2026
(g)
155 156
USA Compression Partners LP / USA Compression
Finance Corp
6.88%, 09/01/2027 323 324
7.13%, 03/15/2029
(g)
233 237
Viridien
8.75%, 04/01/2027
(g)
123 119
Weatherford International Ltd
8.63%, 04/30/2030
(g)
299 309
$ 3,203
Packaging & Containers - 1.22%
ARD Finance SA
6.50%, PIK 7.25%; 06/30/2027
(g),(i),(j)
200 42
Ardagh Metal Packaging Finance USA LLC /
Ardagh Metal Packaging Finance PLC
4.00%, 09/01/2029
(g)
1,392 1,221
6.00%, 06/15/2027
(g)
220 219
Ardagh Packaging Finance PLC / Ardagh Holdings
USA Inc
4.13%, 08/15/2026
(g)
115 100
5.25%, 08/15/2027
(g)
130 78
5.25%, 08/15/2027
(g)
160 96
Ball Corp
6.00%, 06/15/2029 176 179
6.88%, 03/15/2028 163 168
Berry Global Inc
4.50%, 02/15/2026
(g)
138 136
5.63%, 07/15/2027
(g)
109 109
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/2029
(g)
100 100
8.75%, 04/15/2030
(g)
294 299
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 146 152
Graham Packaging Co Inc
7.13%, 08/15/2028
(g)
100 97
Iris Holding Inc
10.00%, 12/15/2028
(g)
41 36
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
LABL Inc
5.88%, 11/01/2028
(g)
$ 294 $ 273
9.50%, 11/01/2028
(g)
147 151
Mauser Packaging Solutions Holding Co
7.88%, 04/15/2027
(g)
625 642
9.25%, 04/15/2027
(g)
345 353
Owens-Brockway Glass Container Inc
6.63%, 05/13/2027
(g)
271 270
7.25%, 05/15/2031
(g),(h)
100 98
Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen
Group Issuer LLC
4.00%, 10/15/2027
(g)
201 192
Pactiv Evergreen Group Issuer LLC / Pactiv
Evergreen Group Issuer Inc
4.38%, 10/15/2028
(g)
120 113
Sealed Air Corp
4.00%, 12/01/2027
(g)
23 22
Sealed Air Corp/Sealed Air Corp US
6.13%, 02/01/2028
(g)
170 172
7.25%, 02/15/2031
(g)
548 568
Silgan Holdings Inc
4.13%, 02/01/2028 124 118
Trident TPI Holdings Inc
12.75%, 12/31/2028
(g)
165 181
TriMas Corp
4.13%, 04/15/2029
(g)
186 174
Trivium Packaging Finance BV
5.50%, 08/15/2026
(g)
948 940
$ 7,299
Pharmaceuticals - 0.92%
AdaptHealth LLC
6.13%, 08/01/2028
(g)
145 143
Bausch Health Americas Inc
8.50%, 01/31/2027
(g)
140 112
9.25%, 04/01/2026
(g)
300 290
Bausch Health Cos Inc
4.88%, 06/01/2028
(g)
400 309
5.00%, 01/30/2028
(g)
100 64
5.25%, 01/30/2030
(g)
170 93
5.25%, 02/15/2031
(g)
200 108
5.50%, 11/01/2025
(g)
450 442
6.25%, 02/15/2029
(g)
180 112
7.00%, 01/15/2028
(g)
71 48
9.00%, 12/15/2025
(g)
372 365
11.00%, 09/30/2028
(g)
300 276
14.00%, 10/15/2030
(g)
150 133
BellRing Brands Inc
7.00%, 03/15/2030
(g)
264 275
Cheplapharm Arzneimittel GmbH
5.50%, 01/15/2028
(g)
205 198
Elanco Animal Health Inc
6.65%, 08/28/2028 114 117
Endo Finance Holdings Inc
8.50%, 04/15/2031
(g),(h)
161 172
Grifols SA
3.88%, 10/15/2028
(g)
EUR 300 296
4.75%, 10/15/2028
(g)
$ 550 507
HLF Financing Sarl LLC / Herbalife International
Inc
12.25%, 04/15/2029
(g)
350 352
Mallinckrodt International Finance SA /
Mallinckrodt CB LLC
14.75%, 11/14/2028
(g)
377 412
Organon & Co / Organon Foreign Debt Co-Issuer
BV
4.13%, 04/30/2028
(g)
300 284
5.13%, 04/30/2031
(g),(h)
468 427
$ 5,535

Schedule of Investments
High Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines - 4.12%
Antero Midstream Partners LP / Antero Midstream
Finance Corp
5.38%, 06/15/2029
(g)
$ 160 $ 156
5.75%, 03/01/2027
(g)
75 75
5.75%, 01/15/2028
(g)
145 144
6.63%, 02/01/2032
(g)
152 154
Blue Racer Midstream LLC / Blue Racer Finance
Corp
6.63%, 07/15/2026
(g)
92 92
7.25%, 07/15/2032
(g)
225 232
Buckeye Partners LP
4.13%, 12/01/2027 89 85
4.50%, 03/01/2028
(g)
112 107
5.85%, 11/15/2043 890 770
6.88%, 07/01/2029
(g)
248 252
CNX Midstream Partners LP
4.75%, 04/15/2030
(g)
630 586
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 06/15/2031
(g)
912 867
Delek Logistics Partners LP / Delek Logistics
Finance Corp
7.13%, 06/01/2028
(g)
301 298
8.63%, 03/15/2029
(g)
382 392
DT Midstream Inc
4.13%, 06/15/2029
(g)
161 151
Energy Transfer LP
7.13%, 10/01/2054
(k)
310 313
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.83%
8.00%, 05/15/2054
(k)
460 487
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.02%
EQM Midstream Partners LP
4.75%, 01/15/2031
(g)
250 238
5.50%, 07/15/2028 320 318
6.38%, 04/01/2029
(g)
105 107
6.50%, 07/01/2027
(g)
160 164
6.50%, 07/15/2048 87 87
7.50%, 06/01/2027
(g)
112 114
7.50%, 06/01/2030
(g)
105 113
FTAI Infra Escrow Holdings LLC
10.50%, 06/01/2027
(g)
144 154
Genesis Energy LP / Genesis Energy Finance Corp
7.88%, 05/15/2032 483 483
8.00%, 01/15/2027 290 295
8.25%, 01/15/2029 272 278
8.88%, 04/15/2030 658 677
Global Partners LP / GLP Finance Corp
6.88%, 01/15/2029 26 26
8.25%, 01/15/2032
(g)
104 106
Harvest Midstream I LP
7.50%, 09/01/2028
(g)
276 279
7.50%, 05/15/2032
(g)
475 487
Howard Midstream Energy Partners LLC
8.88%, 07/15/2028
(g)
190 200
ITT Holdings LLC
6.50%, 08/01/2029
(g)
400 370
Martin Midstream Partners LP / Martin Midstream
Finance Corp
11.50%, 02/15/2028
(g)
360 392
New Fortress Energy Inc
6.50%, 09/30/2026
(g),(h)
180 167
8.75%, 03/15/2029
(g),(h)
100 83
NGL Energy Operating LLC / NGL Energy Finance
Corp
8.13%, 02/15/2029
(g)
269 271
8.38%, 02/15/2032
(g)
300 302
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
NuStar Logistics LP
6.38%, 10/01/2030 $ 450 $ 455
Prairie Acquiror LP
9.00%, 08/01/2029
(g)
4,359 4,419
Summit Midstream Holdings LLC
8.63%, 10/31/2029
(g)
258 267
Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp
5.50%, 01/15/2028
(g)
337 324
6.00%, 12/31/2030
(g)
250 235
6.00%, 09/01/2031
(g)
2,407 2,233
7.38%, 02/15/2029
(g)
179 180
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029
(g)
219 202
3.88%, 11/01/2033
(g)
130 113
4.13%, 08/15/2031
(g)
210 191
6.25%, 01/15/2030
(g)
131 134
Venture Global LNG Inc
7.00%, 01/15/2030
(g)
225 226
8.13%, 06/01/2028
(g)
830 861
8.38%, 06/01/2031
(g)
1,975 2,052
9.50%, 02/01/2029
(g)
670 741
9.88%, 02/01/2032
(g)
1,065 1,162
$ 24,667
Private Equity - 0.25%
HAT Holdings I LLC / HAT Holdings II LLC
3.75%, 09/15/2030
(g),(h)
893 782
8.00%, 06/15/2027
(g)
700 733
$ 1,515
Real Estate - 0.38%
Anywhere Real Estate Group LLC / Anywhere Co-
Issuer Corp
7.00%, 04/15/2030
(g),(h)
140 123
CoreLogic Inc
4.50%, 05/01/2028
(g)
274 257
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028
(g)
198 199
Five Point Operating Co LP / Five Point Capital
Corp
10.50%, 01/15/2028
(g),(i)
115 118
Howard Hughes Corp/The
4.13%, 02/01/2029
(g)
309 285
4.38%, 02/01/2031
(g)
209 187
5.38%, 08/01/2028
(g)
320 311
Hunt Cos Inc
5.25%, 04/15/2029
(g)
203 192
Kennedy-Wilson Inc
4.75%, 03/01/2029 207 190
5.00%, 03/01/2031 200 177
Newmark Group Inc
7.50%, 01/12/2029 210 222
$ 2,261
REITs - 2.12%
Apollo Commercial Real Estate Finance Inc
4.63%, 06/15/2029
(g)
247 214
Blackstone Mortgage Trust Inc
3.75%, 01/15/2027
(g)
123 115
Brandywine Operating Partnership LP
3.95%, 11/15/2027 146 137
8.30%, 03/15/2028 100 105
Brookfield Property REIT Inc / BPR Cumulus LLC /
BPR Nimbus LLC / GGSI Sellco LL
4.50%, 04/01/2027
(g)
175 169
5.75%, 05/15/2026
(g)
200 198
Diversified Healthcare Trust
0.00%, 01/15/2026
(d),(g)
238 219
4.75%, 02/15/2028 50 44

Schedule of Investments
High Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Hudson Pacific Properties LP
3.25%, 01/15/2030 $ 174 $ 127
3.95%, 11/01/2027
(h)
223 200
4.65%, 04/01/2029
(h)
220 176
5.95%, 02/15/2028 140 124
Iron Mountain Inc
4.50%, 02/15/2031
(g)
586 544
4.88%, 09/15/2029
(g)
300 289
5.00%, 07/15/2028
(g)
250 244
5.25%, 03/15/2028
(g)
380 373
5.25%, 07/15/2030
(g)
665 643
5.63%, 07/15/2032
(g)
324 314
7.00%, 02/15/2029
(g)
370 380
Iron Mountain Information Management Services
Inc
5.00%, 07/15/2032
(g)
150 141
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.25%, 02/01/2027
(g)
294 285
4.75%, 06/15/2029
(g)
359 342
MPT Operating Partnership LP / MPT Finance Corp
0.99%, 10/15/2026 EUR 400 369
3.50%, 03/15/2031 $ 550 389
4.63%, 08/01/2029
(h)
100 78
5.00%, 10/15/2027
(h)
874 772
5.25%, 08/01/2026
(h)
125 118
Necessity Retail REIT Inc/The / American Finance
Operating Partner LP
4.50%, 09/30/2028
(g)
246 227
Office Properties Income Trust
9.00%, 03/31/2029
(g)
74 72
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(g)
108 103
5.88%, 10/01/2028
(g)
100 99
RHP Hotel Properties LP / RHP Finance Corp
6.50%, 04/01/2032
(g)
360 364
Rithm Capital Corp
8.00%, 04/01/2029
(g)
268 267
RLJ Lodging Trust LP
3.75%, 07/01/2026
(g)
392 380
SBA Communications Corp
3.13%, 02/01/2029 339 308
3.88%, 02/15/2027 285 276
Service Properties Trust
3.95%, 01/15/2028 107 92
4.38%, 02/15/2030 80 61
4.75%, 10/01/2026 110 104
4.95%, 02/15/2027 100 93
4.95%, 10/01/2029 100 80
5.25%, 02/15/2026 178 173
5.50%, 12/15/2027 266 252
8.38%, 06/15/2029 170 166
8.63%, 11/15/2031
(g)
750 792
Starwood Property Trust Inc
3.63%, 07/15/2026
(g)
369 354
4.38%, 01/15/2027
(g)
180 173
7.25%, 04/01/2029
(g)
188 192
Uniti Group LP / Uniti Group Finance 2019 Inc /
CSL Capital LLC
6.50%, 02/15/2029
(g)
400 344
10.50%, 02/15/2028
(g)
300 320
Vornado Realty LP
2.15%, 06/01/2026 256 242
XHR LP
4.88%, 06/01/2029
(g)
70 66
$ 12,709
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail - 3.68%
1011778 BC ULC / New Red Finance Inc
3.88%, 01/15/2028
(g)
$ 248 $ 236
4.00%, 10/15/2030
(g)
2,042 1,844
6.13%, 06/15/2029
(g)
186 189
Asbury Automotive Group Inc
4.50%, 03/01/2028
(h)
100 97
4.63%, 11/15/2029
(g)
186 174
4.75%, 03/01/2030 227 214
At Home Group Inc
4.88%, 07/15/2028
(g)
200 84
Bath & Body Works Inc
6.63%, 10/01/2030
(g)
289 289
6.75%, 07/01/2036 100 101
6.88%, 11/01/2035 200 203
BCPE Ulysses Intermediate Inc
7.75%, PIK 8.50%; 04/01/2027
(g),(i),(j)
196 191
Beacon Roofing Supply Inc
4.13%, 05/15/2029
(g),(h)
100 93
6.50%, 08/01/2030
(g)
1,833 1,863
Bloomin' Brands Inc / OSI Restaurant Partners LLC
5.13%, 04/15/2029
(g),(h)
105 97
BlueLinx Holdings Inc
6.00%, 11/15/2029
(g)
316 305
Brinker International Inc
8.25%, 07/15/2030
(g)
162 172
Carvana Co
0.00%, PIK 14.00%; 06/01/2031
(g),(i),(j)
400 477
9.00%, PIK 12.00%; 12/01/2028
(g),(i),(j)
100 106
11.00%, PIK 13.00%; 06/01/2030
(g),(i),(j)
480 523
CEC Entertainment LLC
6.75%, 05/01/2026
(g)
115 114
Cougar JV Subsidiary LLC
8.00%, 05/15/2032
(g)
50 52
Dave & Buster's Inc
7.63%, 11/01/2025
(g)
121 121
eG Global Finance PLC
12.00%, 11/30/2028
(g)
300 334
Evergreen Acqco 1 LP / TVI Inc
9.75%, 04/26/2028
(g)
109 115
Ferrellgas LP / Ferrellgas Finance Corp
5.88%, 04/01/2029
(g)
215 201
Fertitta Entertainment LLC / Fertitta Entertainment
Finance Co Inc
6.75%, 01/15/2030
(g)
308 280
FirstCash Inc
6.88%, 03/01/2032
(g)
153 155
Foot Locker Inc
4.00%, 10/01/2029
(g),(h)
159 137
Foundation Building Materials Inc
6.00%, 03/01/2029
(g)
229 202
Gap Inc/The
3.63%, 10/01/2029
(g)
100 90
3.88%, 10/01/2031
(g)
166 143
Global Auto Holdings Ltd/AAG FH UK Ltd
8.38%, 01/15/2029
(g)
120 113
8.75%, 01/15/2032
(g)
400 364
GPS Hospitality Holding Co LLC / GPS Finco Inc
7.00%, 08/15/2028
(g)
100 62
Group 1 Automotive Inc
4.00%, 08/15/2028
(g)
112 105
6.38%, 01/15/2030
(g)
119 120
Guitar Center Inc
8.50%, 01/15/2026
(g)
86 73
KFC Holding Co/Pizza Hut Holdings LLC/Taco
Bell of America LLC
4.75%, 06/01/2027
(g)
300 297
Kohl's Corp
4.62%, 05/01/2031 265 220

Schedule of Investments
High Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
LCM Investments Holdings II LLC
8.25%, 08/01/2031
(g)
$ 3,279 $ 3,425
Liberty Interactive LLC
8.25%, 02/01/2030 200 102
8.50%, 07/15/2029 52 28
Lithia Motors Inc
3.88%, 06/01/2029
(g)
188 173
4.63%, 12/15/2027
(g)
109 106
Macy's Retail Holdings LLC
5.88%, 03/15/2030
(g),(h)
3 3
6.70%, 07/15/2034
(g)
210 180
Michaels Cos Inc/The
5.25%, 05/01/2028
(g)
50 36
7.88%, 05/01/2029
(g)
400 211
Murphy Oil USA Inc
3.75%, 02/15/2031
(g)
120 107
4.75%, 09/15/2029 100 96
Nordstrom Inc
4.00%, 03/15/2027 100 96
5.00%, 01/15/2044 160 120
Papa John's International Inc
3.88%, 09/15/2029
(g)
140 128
Park River Holdings Inc
5.63%, 02/01/2029
(g)
73 64
6.75%, 08/01/2029
(g)
65 58
Patrick Industries Inc
4.75%, 05/01/2029
(g)
123 116
7.50%, 10/15/2027
(g)
175 175
Penske Automotive Group Inc
3.75%, 06/15/2029 113 103
PetSmart Inc / PetSmart Finance Corp
4.75%, 02/15/2028
(g)
300 285
7.75%, 02/15/2029
(g)
300 291
QVC Inc
5.45%, 08/15/2034 198 130
6.88%, 04/15/2029
(g)
90 78
Raising Cane's Restaurants LLC
9.38%, 05/01/2029
(g)
275 296
Sizzling Platter LLC / Sizzling Platter Finance Corp
8.50%, 11/28/2025
(g)
215 215
Specialty Building Products Holdings LLC / SBP
Finance Corp
7.75%, 10/15/2029
(g)
150 153
Staples Inc
10.75%, 09/01/2029
(g)
600 580
12.75%, 01/15/2030
(g)
300 238
Suburban Propane Partners LP/Suburban Energy
Finance Corp
5.00%, 06/01/2031
(g)
547 501
Superior Plus LP / Superior General Partner Inc
4.50%, 03/15/2029
(g)
220 203
Victoria's Secret & Co
4.63%, 07/15/2029
(g),(h)
131 115
Victra Holdings LLC / Victra Finance Corp
8.75%, 09/15/2029
(g)
750 783
Walgreen Co
4.40%, 09/15/2042 100 65
Walgreens Boots Alliance Inc
3.20%, 04/15/2030
(h)
120 95
3.45%, 06/01/2026 200 192
4.10%, 04/15/2050 300 194
4.80%, 11/18/2044
(h)
200 147
White Cap Buyer LLC
6.88%, 10/15/2028
(g)
100 100
Yum! Brands Inc
3.63%, 03/15/2031 263 238
4.63%, 01/31/2032 590 553
4.75%, 01/15/2030
(g)
383 371
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Yum! Brands Inc (continued)
5.38%, 04/01/2032 $ 224 $ 218
6.88%, 11/15/2037 86 96
$ 22,020
Semiconductors - 0.09%
ams-OSRAM AG
12.25%, 03/30/2029
(g)
105 109
Entegris Inc
4.38%, 04/15/2028
(g),(h)
100 96
5.95%, 06/15/2030
(g)
205 205
ON Semiconductor Corp
3.88%, 09/01/2028
(g)
124 116
$ 526
Software - 4.76%
Alteryx Inc
8.75%, 03/15/2028
(g)
100 102
AthenaHealth Group Inc
6.50%, 02/15/2030
(g)
713 674
Camelot Finance SA
4.50%, 11/01/2026
(g)
127 125
Capstone Borrower Inc
8.00%, 06/15/2030
(g)
1,298 1,357
Castle US Holding Corp
9.50%, 02/15/2028
(g)
105 47
Central Parent Inc / CDK Global Inc
7.25%, 06/15/2029
(g)
850 853
Central Parent LLC / CDK Global II LLC / CDK
Financing Co Inc
8.00%, 06/15/2029
(g)
1,418 1,449
Clarivate Science Holdings Corp
3.88%, 07/01/2028
(g)
282 266
4.88%, 07/01/2029
(g)
3,741 3,535
Cloud Software Group Inc
6.50%, 03/31/2029
(g)
1,000 977
8.25%, 06/30/2032
(g)
400 411
9.00%, 09/30/2029
(g)
800 800
Consensus Cloud Solutions Inc
6.50%, 10/15/2028
(g)
112 111
Dye & Durham Ltd
8.63%, 04/15/2029
(g)
1,105 1,171
Elastic NV
4.13%, 07/15/2029
(g)
242 224
Helios Software Holdings Inc / ION Corporate
Solutions Finance Sarl
8.75%, 05/01/2029
(g)
150 152
Open Text Corp
3.88%, 02/15/2028
(g)
246 231
3.88%, 12/01/2029
(g)
1,720 1,569
Open Text Holdings Inc
4.13%, 02/15/2030
(g)
250 230
4.13%, 12/01/2031
(g)
70 63
Playtika Holding Corp
4.25%, 03/15/2029
(g)
6,615 5,968
PTC Inc
4.00%, 02/15/2028
(g)
189 181
RingCentral Inc
8.50%, 08/15/2030
(g),(h)
3,637 3,847
ROBLOX Corp
3.88%, 05/01/2030
(g)
163 148
Rocket Software Inc
6.50%, 02/15/2029
(g)
241 224
SS&C Technologies Inc
5.50%, 09/30/2027
(g)
445 443
6.50%, 06/01/2032
(g)
975 993
Twilio Inc
3.88%, 03/15/2031 465 419
UKG Inc
6.88%, 02/01/2031
(g)
885 906

Schedule of Investments
High Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
West Technology Group LLC
8.50%, 04/10/2027
(g)
$ 100 $ 84
ZoomInfo Technologies LLC/ZoomInfo Finance
Corp
3.88%, 02/01/2029
(g)
990 902
$ 28,462
Telecommunications - 2.53%
Altice Financing SA
5.00%, 01/15/2028
(g)
313 265
5.75%, 08/15/2029
(g)
667 547
Altice France Holding SA
6.00%, 02/15/2028
(g)
290 79
10.50%, 05/15/2027
(g)
410 125
Altice France SA
5.13%, 07/15/2029
(g)
800 598
5.50%, 10/15/2029
(g)
600 449
8.13%, 02/01/2027
(g)
426 353
CommScope LLC
4.75%, 09/01/2029
(g)
400 342
6.00%, 03/01/2026
(g)
360 351
8.25%, 03/01/2027
(g)
320 303
CommScope Technologies LLC
5.00%, 03/15/2027
(g)
300 265
Consolidated Communications Inc
6.50%, 10/01/2028
(g)
188 178
Embarq Corp
8.00%, 06/01/2036 300 129
Frontier Communications Holdings LLC
5.00%, 05/01/2028
(g)
300 295
5.88%, 10/15/2027
(g)
480 479
5.88%, 11/01/2029 100 98
6.00%, 01/15/2030
(g),(h)
204 200
6.75%, 05/01/2029
(g)
366 364
8.63%, 03/15/2031
(g)
220 236
Frontier Florida LLC
6.86%, 02/01/2028 14 15
Frontier North Inc
6.73%, 02/15/2028 140 143
GoTo Group Inc
5.50%, 05/01/2028
(g)
300 231
5.50%, 05/01/2028
(g)
150 47
Hughes Satellite Systems Corp
5.25%, 08/01/2026 211 193
6.63%, 08/01/2026 115 100
Iliad Holding SASU
6.50%, 10/15/2026
(g)
152 153
7.00%, 10/15/2028
(g)
325 329
8.50%, 04/15/2031
(g)
220 234
Intelsat Jackson Holdings SA
6.50%, 03/15/2030
(g)
600 564
Level 3 Financing Inc
3.63%, 01/15/2029
(g)
100 75
3.75%, 07/15/2029
(g)
200 146
3.88%, 10/15/2030
(g)
200 152
4.25%, 07/01/2028
(g)
200 166
4.88%, 06/15/2029
(g)
130 111
10.00%, 10/15/2032
(g)
90 89
10.75%, 12/15/2030
(g)
220 246
11.00%, 11/15/2029
(g)
500 564
Lumen Technologies Inc
4.13%, 04/15/2029
(g)
59 51
7.65%, 03/15/2042 227 164
10.00%, 10/15/2032
(g)
100 100
Optics Bidco SpA
6.38%, 11/15/2033
(g)
85 86
7.20%, 07/18/2036
(g)
74 76
7.72%, 06/04/2038
(g)
85 90
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Rogers Communications Inc
5.25%, 03/15/2082
(g),(k)
$ 508 $ 497
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.59%
Telecom Italia Capital SA
7.20%, 07/18/2036 50 51
Telesat Canada / Telesat LLC
4.88%, 06/01/2027
(g)
60 26
5.63%, 12/06/2026
(g)
100 44
6.50%, 10/15/2027
(g)
50 16
Viasat Inc
5.63%, 09/15/2025
(g)
1,175 1,160
5.63%, 04/15/2027
(g)
50 47
Viavi Solutions Inc
3.75%, 10/01/2029
(g)
190 172
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031
(g)
100 86
4.75%, 07/15/2031
(g)
1,105 957
7.75%, 04/15/2032
(g)
300 300
Vodafone Group PLC
4.13%, 06/04/2081
(k)
165 148
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
5.13%, 06/04/2081
(k)
383 306
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.07%
7.00%, 04/04/2079
(k)
709 743
USD Swap Semi-Annual 5 Year + 4.87%
Windstream Services LLC / Windstream Escrow
Finance Corp
7.75%, 08/15/2028
(g)
275 277
Zayo Group Holdings Inc
4.00%, 03/01/2027
(g)
45 40
6.13%, 03/01/2028
(g)
175 150
Zegona Finance PLC
8.63%, 07/15/2029
(g)
300 317
$ 15,118
Transportation - 0.35%
Brightline East LLC
11.00%, 01/31/2030
(g)
291 263
Cargo Aircraft Management Inc
4.75%, 02/01/2028
(g)
186 177
Danaos Corp
8.50%, 03/01/2028
(g)
322 331
First Student Bidco Inc / First Transit Parent Inc
4.00%, 07/31/2029
(g)
182 168
Genesee & Wyoming Inc
6.25%, 04/15/2032
(g)
120 121
Rand Parent LLC
8.50%, 02/15/2030
(g)
283 282
Seaspan Corp
5.50%, 08/01/2029
(g)
379 361
XPO Inc
7.13%, 06/01/2031
(g)
207 214
7.13%, 02/01/2032
(g)
179 186
$ 2,103
Trucking & Leasing - 0.54%
Fortress Transportation and Infrastructure Investors
LLC
5.50%, 05/01/2028
(g)
349 342
5.88%, 04/15/2033
(g)
110 107
7.00%, 05/01/2031
(g)
595 612
7.00%, 06/15/2032
(g)
1,664 1,707
7.88%, 12/01/2030
(g)
240 253
NAC Aviation 29 DAC
4.75%, 06/30/2026 200 191
$ 3,212
TOTAL BONDS $ 466,921

Schedule of Investments
High Income Fund
October 31, 2024
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
- 3.03%
Principal
Amount (000's) Value (000's)
Automobile Parts & Equipment - 0.15%
First Brands Group LLC Term Loan B
10.51%, 03/30/2027
(n)
$ 535 $ 519
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
10.51%, 03/30/2027
(n)
54 52
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
First Brands Group LLC Term Loan
14.01%, 03/30/2028
(n)
375 347
CME Term Secured Overnight Financing
Rate 3 Month + 8.50%
$ 918
Computers - 0.08%
Fortress Intermediate 3 Inc Term Loan B
8.52%, 06/27/2031
(n)
175 175
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
McAfee Corp Term Loan B1
8.10%, 03/01/2029
(n)
293 292
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 467
Electric - 0.04%
Lightning Power LLC Term Loan B
8.35%, 08/07/2031
(n)
250 250
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Healthcare - Services - 0.60%
Medical Solutions Holdings Inc Term Loan
12.35%, 10/05/2029
(n)
5,510 3,582
CME Term Secured Overnight Financing
Rate 1 Month + 7.00%
Insurance - 0.43%
Asurion LLC Term Loan B4
10.21%, 01/20/2029
(n)
1,775 1,689
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Sedgwick Claims Management Services Inc Term
Loan B
7.90%, 07/31/2031
(n)
200 200
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
TIH Insurance Holdings LLC Term Loan
9.35%, 05/06/2032
(n)
650 658
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
$ 2,547
Investment Companies - 0.26%
Nexus Buyer LLC Term Loan
11.20%, 11/05/2029
(n)
1,585 1,576
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
Machinery - Diversified - 0.04%
TK Elevator US Newco Inc Term Loan B
8.59%, 04/30/2030
(n)
211 211
CME Term Secured Overnight Financing
Rate 6 Month + 3.50%
Mining - 0.60%
Arctic Canadian Diamond Co Ltd
10.00%, 06/30/2026
(e),(n)
3,592 3,592
Retail - 0.05%
Whatabrands LLC Term Loan B
7.60%, 08/03/2028
(n)
287 286
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software - 0.55%
Applied Systems Inc Term Loan
9.85%, 02/06/2032
(n)
$ 1,250 $ 1,284
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
Leia Finco US LLC Term Loan B
7.89%, 10/09/2031
(n)
1,175 1,164
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Modena Buyer LLC Term Loan B
9.10%, 04/18/2031
(n)
300 287
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
UKG Inc Term Loan B
7.62%, 01/30/2031
(n)
574 574
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 3,309
Transportation - 0.23%
Lasership Inc Term Loan
12.37%, 04/30/2029
(n)
7,320 1,403
CME Term Secured Overnight Financing
Rate 3 Month + 7.50%
TOTAL SENIOR FLOATING RATE INTERESTS $ 18,141
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 11.68%
Principal
Amount (000's) Value (000's)
U.S. Treasury Bill - 11.68%
4.68%, 11/12/2024
(o)
$ 70,000 $ 69,900
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 69,900
Total Investments $ 570,251
Other Assets and Liabilities -  4.71% 28,199
TOTAL NET ASSETS - 100.00% $ 598,450
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $9,211 or
1.54% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $395,114 or 66.02% of net assets.
(h) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $8,621 or 1.44% of net assets.
(i) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(j) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(k) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(l) Security purchased on a when-issued basis.
(m) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.

Schedule of Investments
High Income Fund
October 31, 2024
See accompanying notes.

(n) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(o) Rate shown is the discount rate of the original purchase.
Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.75% $ 130,197 $ 3,842,693 $ 3,961,717 $ 11,173
$ 130,197 $ 3,842,693 $ 3,961,717 $ 11,173
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.75% $ 4,641 $ — $ — $ —
$ 4,641 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Arctic Canadian Diamond Co Ltd 02/03/2021 $ — $ 827 0.14%
High Ridge Brands - Escrow   0.00%, 03/15/2025 12/29/2020 4,576 — 0.00%
Specialty Steel   15.29%, 11/15/2026 02/15/2024 8,096 8,096 1.35%
SportsNet New York   10.25%, 01/15/2025 12/27/2017 4,068 3,890 0.65%
Total $ 12,813 2.14%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; December 2024 Long 20 $ 2,209 $ (79)
US 10 Year Ultra Note; December 2024 Long 33 3,754 (99)
US 5 Year Note; December 2024 Short 35 3,753 73
US Long Bond; December 2024 Long 11 1,298 (70)
Total $ (175)
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of New York Mellon 11/20/2024 EUR 8,399 $ 9,312 $ — $ (171)
Bank of New York Mellon 11/20/2024 $ 9,972 EUR 9,016 159 —
Total $ 159 $ (171)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Sell Protection
Reference Entity
Implied Credit
Spread as of
October 31,
2024
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
(c)
CDX.NA.HY.43 N/A 5.00% Quarterly 12/20/2029 $ 9,000 $ 661 $ (35) $ 626
Total $ 661 $ (35) $ 626
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the fair value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs is $9,000.
(c) The price and resulting fair value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing fair values of the swap, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments
High Yield Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 7 .30 % Shares Held Value (000's)
Exchange-Traded Funds - 1 .28%
iShares Broad USD High Yield Corporate Bond
ETF
2,015,000 $ 74,817
Money Market Funds - 6 .02%
BlackRock Liquidity FedFund - Institutional Class
4.75%
(a),(b)
22,269,495 22,269
Principal Government Money Market Fund - Class
R-6 4.75%
(a),(b),(c)
329,981,595 329,982
$ 352,251
TOTAL INVESTMENT COMPANIES $ 427,068
COMMON STOCKS - 0 .02 % Shares Held Value (000's)
Diversified Financial Services - 0 .00%
Avation PLC - Warrants
(d)
103,250 $ 74
Oil & Gas - 0 .02%
Mesquite Energy Inc
(d),(e)
15,341 1,087
Retail - 0 .00%
Claire's Holdings LLC
(d)
4,036 4
TOTAL COMMON STOCKS $ 1,165
BONDS - 91 .13%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 2 .05%
Bombardier Inc
7.00%, 06/01/2032
(f),(g)
$ 11,725 $ 12,004
7.25%, 07/01/2031
(g)
13,675 14,128
7.50%, 02/01/2029
(f),(g)
2,660 2,770
8.75%, 11/15/2030
(g)
20,710 22,440
TransDigm Inc
4.88%, 05/01/2029 3,280 3,133
6.00%, 01/15/2033
(g)
30,745 30,476
6.38%, 03/01/2029
(g)
8,100 8,222
6.63%, 03/01/2032
(g)
6,872 6,988
6.88%, 12/15/2030
(g)
5,790 5,935
Triumph Group Inc
9.00%, 03/15/2028
(g)
13,448 14,011
$ 120,107
Airlines - 0 .80%
American Airlines 2021-1 Class B Pass Through
Trust
3.95%, 01/11/2032 2,833 2,627
American Airlines Inc
8.50%, 05/15/2029
(g)
1,425 1,497
American Airlines Inc/AAdvantage Loyalty IP Ltd
5.75%, 04/20/2029
(g)
8,680 8,595
Grupo Aeromexico SAB de CV
8.63%, 11/15/2031
(g),(h)
10,300 10,272
United Airlines 2016-1 Class B Pass Through Trust
3.65%, 07/07/2027 3,006 2,935
United Airlines Inc
4.63%, 04/15/2029
(g)
21,765 20,831
$ 46,757
Apparel - 0 .47%
S&S Holdings LLC
8.38%, 10/01/2031
(g)
27,317 27,385
Automobile Manufacturers - 0 .18%
Ford Motor Co
3.25%, 02/12/2032 12,349 10,332
Automobile Parts & Equipment - 1 .29%
American Axle & Manufacturing Inc
6.25%, 03/15/2026 646 643
6.88%, 07/01/2028
(f)
20,800 20,586
Dana Inc
4.25%, 09/01/2030 13,495 11,800
4.50%, 02/15/2032 3,500 2,994
5.38%, 11/15/2027 7,280 7,121
5.63%, 06/15/2028 6,745 6,547
Phinia Inc
6.63%, 10/15/2032
(g)
9,460 9,429
6.75%, 04/15/2029
(g)
1,220 1,245
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment (continued)
Tenneco Inc
8.00%, 11/17/2028
(g)
$ 13,070 $ 12,103
ZF North America Capital Inc
6.88%, 04/14/2028
(g)
2,805 2,829
$ 75,297
Banks - 2 .12%
Barclays PLC
5.09%, 06/20/2030
(i)
26,300 25,879
3 Month USD LIBOR + 3.05%
8.00%, 03/15/2029
(i),(j),(k)
32,390 33,479
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
JPMorgan Chase & Co
4.60%, 05/01/2025
(i),(j)
24,600 24,482
CME Term Secured Overnight Financing
Rate 3 Month + 3.13%
UBS Group AG
9.25%, 11/13/2028
(g),(i),(j),(k)
36,900 40,209
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.75%
$ 124,049
Building Materials - 1 .83%
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/2028
(f),(g)
27,570 29,009
Miter Brands Acquisition Holdco Inc / MIWD
Borrower LLC
6.75%, 04/01/2032
(f),(g)
13,975 14,216
MIWD Holdco II LLC / MIWD Finance Corp
5.50%, 02/01/2030
(g)
15,495 14,804
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(g)
49,305 48,899
$ 106,928
Chemicals - 3 .60%
Avient Corp
6.25%, 11/01/2031
(g)
6,185 6,203
Consolidated Energy Finance SA
5.63%, 10/15/2028
(g)
15,590 12,705
6.50%, 05/15/2026
(g)
15,740 15,525
12.00%, 02/15/2031
(g)
8,380 8,173
Element Solutions Inc
3.88%, 09/01/2028
(g)
25,568 24,630
Kobe US Midco 2 Inc
9.25%, PIK 10.00%; 11/01/2026
(g),(l),(m)
9,099 7,687
Olympus Water US Holding Corp
4.25%, 10/01/2028
(f),(g)
1,065 1,002
6.25%, 10/01/2029
(g)
43,355 41,350
7.13%, 10/01/2027
(g)
3,390 3,442
7.25%, 06/15/2031
(g)
12,070 12,384
9.75%, 11/15/2028
(g)
17,835 18,921
Tronox Inc
4.63%, 03/15/2029
(g)
32,600 29,578
Vibrantz Technologies Inc
9.00%, 02/15/2030
(g)
31,090 29,126
$ 210,726
Commercial Services - 3 .73%
ADT Security Corp/The
4.13%, 08/01/2029
(g)
14,375 13,441
Albion Financing 1 SARL / Aggreko Holdings Inc
6.13%, 10/15/2026
(g)
5,790 5,795
Albion Financing 2 Sarl
8.75%, 04/15/2027
(f),(g)
18,405 18,858
Belron UK Finance PLC
5.75%, 10/15/2029
(g)
9,175 9,193
EquipmentShare.com Inc
8.00%, 03/15/2033
(g)
15,345 15,493
8.63%, 05/15/2032
(g)
11,310 11,668
9.00%, 05/15/2028
(g)
875 905

Schedule of Investments
High Yield Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Garda World Security Corp
6.00%, 06/01/2029
(g)
$ 18,173 $ 17,031
8.38%, 11/15/2032
(g)
18,335 18,333
9.50%, 11/01/2027
(g)
13,011 13,021
Prime Security Services Borrower LLC / Prime
Finance Inc
6.25%, 01/15/2028
(g)
30,480 30,448
United Rentals North America Inc
3.88%, 02/15/2031 6,360 5,770
4.88%, 01/15/2028 8,925 8,738
5.25%, 01/15/2030 8,520 8,386
WASH Multifamily Acquisition Inc
5.75%, 04/15/2026
(g)
31,000 30,923
ZipRecruiter Inc
5.00%, 01/15/2030
(g)
11,631 10,489
$ 218,492
Computers - 2 .03%
McAfee Corp
7.38%, 02/15/2030
(g)
31,495 30,364
NCR Atleos Corp
9.50%, 04/01/2029
(g)
26,220 28,858
NCR Voyix Corp
5.13%, 04/15/2029
(g)
5,015 4,793
Seagate HDD Cayman
5.75%, 12/01/2034 9,660 9,522
8.50%, 07/15/2031 3,920 4,226
9.63%, 12/01/2032 15,075 17,181
Virtusa Corp
7.13%, 12/15/2028
(g)
24,687 23,939
$ 118,883
Consumer Products - 0 .69%
ACCO Brands Corp
4.25%, 03/15/2029
(g)
19,190 17,605
Kronos Acquisition Holdings Inc
8.25%, 06/30/2031
(g)
9,075 8,987
10.75%, 06/30/2032
(f),(g)
15,035 14,009
$ 40,601
Cosmetics & Personal Care - 0 .37%
Perrigo Finance Unlimited Co
6.13%, 09/30/2032 21,847 21,574
Distribution & Wholesale - 0 .72%
H&E Equipment Services Inc
3.88%, 12/15/2028
(g)
7,495 6,920
Verde Purchaser LLC
10.50%, 11/30/2030
(f),(g)
33,055 35,282
$ 42,202
Diversified Financial Services - 4 .34%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
6.95%, 03/10/2055
(i)
27,625 28,476
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.72%
Credit Acceptance Corp
6.63%, 03/15/2026
(f)
4,620 4,615
9.25%, 12/15/2028
(g)
27,300 28,888
Freedom Mortgage Holdings LLC
9.13%, 05/15/2031
(g)
44,315 44,890
Global Aircraft Leasing Co Ltd
8.75%, 09/01/2027
(g)
42,665 44,087
Jane Street Group / JSG Finance Inc
6.13%, 11/01/2032
(g)
18,510 18,522
Macquarie Airfinance Holdings Ltd
5.15%, 03/17/2030
(g)
5,250 5,139
8.13%, 03/30/2029
(g)
6,885 7,283
8.38%, 05/01/2028
(g)
12,515 13,154
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
OneMain Finance Corp
3.50%, 01/15/2027 $ 3,966 $ 3,785
4.00%, 09/15/2030 6,460 5,687
6.63%, 01/15/2028 2,475 2,514
6.63%, 05/15/2029
(h)
11,170 11,170
7.13%, 11/15/2031 27,370 27,683
7.50%, 05/15/2031 7,605 7,777
$ 253,670
Electric - 3 .77%
California Buyer Ltd / Atlantica Sustainable
Infrastructure PLC
6.38%, 02/15/2032
(g),(h)
20,175 20,036
Clearway Energy Operating LLC
3.75%, 02/15/2031
(g)
43,120 38,493
Elwood Energy LLC
8.16%, 07/05/2026 1,112 1,042
Lightning Power LLC
7.25%, 08/15/2032
(g)
44,000 45,775
NextEra Energy Capital Holdings Inc
6.70%, 09/01/2054
(i)
29,835 30,640
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.36%
NRG Energy Inc
3.63%, 02/15/2031
(g)
10,940 9,686
3.88%, 02/15/2032
(g)
6,181 5,489
6.25%, 11/01/2034
(g)
4,000 3,996
10.25%, 03/15/2028
(g),(i),(j)
12,125 13,381
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.92%
Pattern Energy Operations LP / Pattern Energy
Operations Inc
4.50%, 08/15/2028
(g)
15,775 15,038
Vistra Corp
7.00%, 12/15/2026
(g),(i),(j)
16,889 17,032
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.74%
Vistra Operations Co LLC
4.38%, 05/01/2029
(g)
20,945 19,937
$ 220,545
Electronics - 0 .94%
Imola Merger Corp
4.75%, 05/15/2029
(g)
27,393 26,481
Sensata Technologies BV
4.00%, 04/15/2029
(g)
16,194 15,143
Sensata Technologies Inc
3.75%, 02/15/2031
(g)
11,886 10,608
4.38%, 02/15/2030
(g)
2,650 2,468
$ 54,700
Engineering & Construction - 0 .41%
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(g)
24,817 24,198
Entertainment - 3 .55%
Allwyn Entertainment Financing UK PLC
7.88%, 04/30/2029
(g)
19,815 20,525
Caesars Entertainment Inc
4.63%, 10/15/2029
(f),(g)
2,950 2,766
6.00%, 10/15/2032
(g)
15,000 14,632
6.50%, 02/15/2032
(g)
30,370 30,799
CCM Merger Inc
6.38%, 05/01/2026
(g)
11,930 11,892
Churchill Downs Inc
5.75%, 04/01/2030
(g)
28,170 27,732
Cinemark USA Inc
5.25%, 07/15/2028
(f),(g)
18,330 17,985
7.00%, 08/01/2032
(g)
38,065 39,018
Lions Gate Capital Holdings LLC
5.50%, 04/15/2029
(f),(g)
13,160 9,495

Schedule of Investments
High Yield Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Wynn Resorts Finance LLC / Wynn Resorts Capital
Corp
6.25%, 03/15/2033
(g)
$ 17,075 $ 16,995
7.13%, 02/15/2031
(g)
15,280 16,074
$ 207,913
Environmental Control - 0 .30%
Madison IAQ LLC
4.13%, 06/30/2028
(g)
18,265 17,335
Food - 3 .38%
Albertsons Cos Inc / Safeway Inc / New Albertsons
LP / Albertsons LLC
3.50%, 03/15/2029
(g)
11,785 10,888
4.63%, 01/15/2027
(g)
7,970 7,819
B&G Foods Inc
5.25%, 09/15/2027
(f)
11,625 11,280
8.00%, 09/15/2028
(g)
17,045 17,708
Chobani Holdco II LLC
8.75%, PIK 9.50%; 10/01/2029
(g),(l),(m)
4,100 4,230
Chobani LLC / Chobani Finance Corp Inc
4.63%, 11/15/2028
(g)
13,095 12,574
7.63%, 07/01/2029
(g)
11,420 11,906
Fiesta Purchaser Inc
7.88%, 03/01/2031
(g)
3,620 3,796
9.63%, 09/15/2032
(g)
24,490 25,598
Ingles Markets Inc
4.00%, 06/15/2031
(g)
500 446
JBS USA Holding Lux Sarl/ JBS USA Food Co/
JBS Lux Co Sarl
3.63%, 01/15/2032 27,275 24,076
Pilgrim's Pride Corp
3.50%, 03/01/2032 14,595 12,767
4.25%, 04/15/2031 15,060 14,000
Post Holdings Inc
4.63%, 04/15/2030
(g)
21,879 20,448
6.25%, 10/15/2034
(g)
10,000 9,889
Viking Baked Goods Acquisition Corp
8.63%, 11/01/2031
(g),(h)
10,360 10,327
$ 197,752
Forest Products & Paper - 0 .51%
Mercer International Inc
5.13%, 02/01/2029 21,090 18,202
12.88%, 10/01/2028
(f),(g)
5,765 6,104
Sappi Papier Holding GmbH
7.50%, 06/15/2032
(g)
5,381 5,556
$ 29,862
Healthcare - Products - 0 .42%
Medline Borrower LP
3.88%, 04/01/2029
(g)
26,085 24,402
Healthcare - Services - 3 .75%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(g)
40,928 38,434
Centene Corp
2.50%, 03/01/2031 16,540 13,833
3.00%, 10/15/2030 1,820 1,576
3.38%, 02/15/2030 16,070 14,406
CHS/Community Health Systems Inc
6.00%, 01/15/2029
(g)
29,751 28,018
Concentra Escrow Issuer Corp
6.88%, 07/15/2032
(g)
21,930 22,504
Molina Healthcare Inc
3.88%, 05/15/2032
(g)
10,385 9,206
4.38%, 06/15/2028
(g)
14,755 14,157
Star Parent Inc
9.00%, 10/01/2030
(g)
27,275 28,366
Tenet Healthcare Corp
6.13%, 06/15/2030 30,180 30,321
6.75%, 05/15/2031 18,005 18,407
$ 219,228
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Builders - 1 .27%
Adams Homes Inc
9.25%, 10/15/2028
(g)
$ 23,615 $ 24,707
Century Communities Inc
3.88%, 08/15/2029
(g)
18,385 16,723
Dream Finders Homes Inc
8.25%, 08/15/2028
(g)
15,970 16,709
Forestar Group Inc
3.85%, 05/15/2026
(g)
5,775 5,628
5.00%, 03/01/2028
(g)
11,195 10,713
$ 74,480
Insurance - 0 .37%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(g)
13,855 13,029
6.00%, 08/01/2029
(g)
9,200 8,706
$ 21,735
Internet - 0 .08%
Cogent Communications Group Inc / Cogent
Communications Finance Inc
7.00%, 06/15/2027
(g)
4,860 4,887
Investment Companies - 1 .00%
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029
(g)
30,713 29,529
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029 34,511 28,789
$ 58,318
Iron & Steel - 1 .04%
Cleveland-Cliffs Inc
4.63%, 03/01/2029
(f),(g)
10,100 9,463
7.00%, 03/15/2032
(g)
5,730 5,737
7.38%, 05/01/2033
(g)
21,085 21,241
TMS International Corp/DE
6.25%, 04/15/2029
(g)
25,450 24,622
$ 61,063
Leisure Products & Services - 2 .21%
Carnival Corp
4.00%, 08/01/2028
(g)
2,220 2,116
5.75%, 03/01/2027
(g)
9,535 9,564
6.00%, 05/01/2029
(g)
11,900 11,919
7.00%, 08/15/2029
(g)
3,970 4,152
Carnival Holdings Bermuda Ltd
10.38%, 05/01/2028
(g)
17,422 18,703
Life Time Inc
6.00%, 11/15/2031
(g),(h)
14,495 14,433
NCL Corp Ltd
5.88%, 02/15/2027
(g)
7,375 7,367
6.25%, 03/01/2030
(g)
19,900 19,683
NCL Finance Ltd
6.13%, 03/15/2028
(g)
13,170 13,251
Royal Caribbean Cruises Ltd
5.38%, 07/15/2027
(g)
17,730 17,698
5.63%, 09/30/2031
(g)
10,480 10,437
$ 129,323
Lodging - 1 .68%
Hilton Grand Vacations Borrower Escrow LLC /
Hilton Grand Vacations Borrower Esc
6.63%, 01/15/2032
(g)
31,150 31,158
Station Casinos LLC
6.63%, 03/15/2032
(g)
35,555 35,729
Wynn Macau Ltd
5.63%, 08/26/2028
(g)
32,435 31,132
$ 98,019
Machinery - Construction & Mining - 0 .20%
Terex Corp
6.25%, 10/15/2032
(g)
11,860 11,805

Schedule of Investments
High Yield Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified - 0 .57%
Maxim Crane Works Holdings Capital LLC
11.50%, 09/01/2028
(g)
$ 30,845 $ 33,100
Media - 6 .58%
AMC Networks Inc
10.25%, 01/15/2029
(g)
28,990 29,860
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(g)
21,800 19,470
4.75%, 03/01/2030
(g)
10,100 9,188
4.75%, 02/01/2032
(g)
29,462 25,471
CSC Holdings LLC
4.50%, 11/15/2031
(g)
30,700 22,505
6.50%, 02/01/2029
(g)
22,155 18,728
11.25%, 05/15/2028
(g)
12,525 12,212
Directv Financing LLC
8.88%, 02/01/2030
(g)
28,770 28,396
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(g)
12,965 12,483
DISH DBS Corp
5.25%, 12/01/2026
(g)
16,970 15,707
DISH Network Corp
11.75%, 11/15/2027
(g)
24,855 26,163
Gray Television Inc
5.38%, 11/15/2031
(f),(g)
11,970 7,218
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029
(f),(g)
20,860 17,526
6.75%, 10/15/2027
(g)
20,867 19,559
McGraw-Hill Education Inc
7.38%, 09/01/2031
(g)
10,765 11,026
Scripps Escrow II Inc
3.88%, 01/15/2029
(f),(g)
14,045 10,898
5.38%, 01/15/2031
(g)
6,387 3,837
Sirius XM Radio Inc
3.88%, 09/01/2031
(f),(g)
940 808
4.00%, 07/15/2028
(g)
11,265 10,525
Sunrise HoldCo IV BV
5.50%, 01/15/2028
(g)
25,285 25,008
Virgin Media Vendor Financing Notes IV DAC
5.00%, 07/15/2028
(g)
30,925 29,640
Ziggo BV
4.88%, 01/15/2030
(g)
31,055 28,795
$ 385,023
Mining - 2 .06%
ACN 113 874 712 Pty Ltd
0.00%, 02/15/2018
(d),(g)
10,457 11
First Quantum Minerals Ltd
6.88%, 10/15/2027
(g)
6,345 6,302
8.63%, 06/01/2031
(g)
13,400 13,556
Hudbay Minerals Inc
4.50%, 04/01/2026
(g)
9,355 9,238
6.13%, 04/01/2029
(g)
18,565 18,699
IAMGOLD Corp
5.75%, 10/15/2028
(g)
19,263 18,781
New Gold Inc
7.50%, 07/15/2027
(g)
17,740 18,024
Taseko Mines Ltd
8.25%, 05/01/2030
(g)
34,640 35,795
$ 120,406
Office & Business Equipment - 0 .22%
Xerox Holdings Corp
5.50%, 08/15/2028
(g)
15,965 13,092
Oil & Gas - 5 .58%
Aethon United BR LP / Aethon United Finance Corp
7.50%, 10/01/2029
(g)
20,712 20,856
Antero Resources Corp
8.38%, 07/15/2026
(g)
2,641 2,710
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Apache Corp
5.10%, 09/01/2040 $ 5,870 $ 5,068
5.25%, 02/01/2042 9,655 8,354
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
6.63%, 10/15/2032
(g)
34,025 33,703
Borr IHC Ltd / Borr Finance LLC
10.00%, 11/15/2028
(g)
27,101 27,714
Civitas Resources Inc
8.63%, 11/01/2030
(g)
22,550 23,690
Comstock Resources Inc
6.75%, 03/01/2029
(g)
5,940 5,684
Expand Energy Corp
4.75%, 02/01/2032 8,535 8,021
5.38%, 03/15/2030 2,355 2,316
Hilcorp Energy I LP / Hilcorp Finance Co
5.75%, 02/01/2029
(g)
8,135 7,806
6.00%, 02/01/2031
(g)
4,595 4,344
6.88%, 05/15/2034
(g)
13,400 12,827
7.25%, 02/15/2035
(g)
6,055 5,940
Matador Resources Co
6.25%, 04/15/2033
(g)
30,595 29,941
Permian Resources Operating LLC
6.25%, 02/01/2033
(g)
25,745 25,560
Sunoco LP / Sunoco Finance Corp
4.50%, 04/30/2030 31,495 29,557
Transocean Inc
8.50%, 05/15/2031
(g)
45,975 46,328
Vital Energy Inc
7.88%, 04/15/2032
(f),(g)
14,765 14,189
9.75%, 10/15/2030 11,278 11,900
$ 326,508
Oil & Gas Services - 1 .22%
Archrock Partners LP / Archrock Partners Finance
Corp
6.25%, 04/01/2028
(g)
44,261 44,343
Enerflex Ltd
9.00%, 10/15/2027
(g)
26,112 27,106
$ 71,449
Packaging & Containers - 2 .63%
Canpack SA / Canpack US LLC
3.13%, 11/01/2025
(g)
9,640 9,324
Cascades Inc/Cascades USA Inc
5.38%, 01/15/2028
(g)
16,537 16,269
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/2029
(g)
2,105 2,115
6.88%, 01/15/2030
(g)
14,990 15,208
8.75%, 04/15/2030
(g)
20,235 20,549
Crown Cork & Seal Co Inc
7.38%, 12/15/2026
(f)
14,419 14,973
LABL Inc
5.88%, 11/01/2028
(g)
9,942 9,231
8.25%, 11/01/2029
(g)
18,665 16,443
8.63%, 10/01/2031
(g)
5,880 5,667
9.50%, 11/01/2028
(g)
8,780 8,997
Mauser Packaging Solutions Holding Co
7.88%, 04/15/2027
(g)
11,800 12,124
9.25%, 04/15/2027
(g)
22,295 22,800
$ 153,700
Pharmaceuticals - 4 .09%
180 Medical Inc
3.88%, 10/15/2029
(g)
26,920 25,038
AdaptHealth LLC
5.13%, 03/01/2030
(f),(g)
30,521 27,961
Bausch Health Cos Inc
5.50%, 11/01/2025
(g)
7,555 7,414
6.13%, 02/01/2027
(g)
42,805 38,638

Schedule of Investments
High Yield Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
BellRing Brands Inc
7.00%, 03/15/2030
(g)
$ 28,390 $ 29,545
Endo Finance Holdings Inc
8.50%, 04/15/2031
(f),(g)
33,935 36,284
Jazz Securities DAC
4.38%, 01/15/2029
(g)
47,640 45,081
Owens & Minor Inc
4.50%, 03/31/2029
(f),(g)
32,407 29,162
$ 239,123
Pipelines - 4 .11%
Antero Midstream Partners LP / Antero Midstream
Finance Corp
5.38%, 06/15/2029
(g)
17,000 16,557
5.75%, 03/01/2027
(g)
13,465 13,440
DT Midstream Inc
4.13%, 06/15/2029
(g)
24,619 23,119
4.30%, 04/15/2032
(g)
5,900 5,415
EQM Midstream Partners LP
4.75%, 01/15/2031
(g)
8,745 8,313
6.38%, 04/01/2029
(g)
6,380 6,479
Harvest Midstream I LP
7.50%, 05/15/2032
(g)
27,873 28,538
Hess Midstream Operations LP
4.25%, 02/15/2030
(g)
41,615 38,858
NGL Energy Operating LLC / NGL Energy Finance
Corp
8.38%, 02/15/2032
(g)
15,055 15,173
Venture Global Calcasieu Pass LLC
3.88%, 11/01/2033
(g)
28,060 24,379
Venture Global LNG Inc
7.00%, 01/15/2030
(g)
1,225 1,233
8.38%, 06/01/2031
(g)
25,370 26,351
9.50%, 02/01/2029
(g)
29,320 32,408
$ 240,263
Private Equity - 0 .25%
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(g)
9,195 8,878
3.75%, 09/15/2030
(f),(g)
4,395 3,846
8.00%, 06/15/2027
(g)
2,085 2,184
$ 14,908
REITs - 3 .23%
Iron Mountain Inc
4.50%, 02/15/2031
(g)
32,320 30,010
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(g)
39,053 37,207
7.00%, 07/15/2031
(g)
18,850 19,550
MPT Operating Partnership LP / MPT Finance Corp
3.50%, 03/15/2031 21,740 15,395
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(g)
14,025 13,359
7.00%, 02/01/2030
(g)
14,255 14,603
Uniti Group LP / Uniti Fiber Holdings Inc / CSL
Capital LLC
6.00%, 01/15/2030
(g)
36,090 30,235
XHR LP
4.88%, 06/01/2029
(g)
30,543 28,669
$ 189,028
Retail - 5 .14%
Academy Ltd
6.00%, 11/15/2027
(g)
12,385 12,321
Bath & Body Works Inc
5.25%, 02/01/2028 12,290 12,119
6.63%, 10/01/2030
(g)
14,105 14,123
6.75%, 07/01/2036 11,210 11,271
6.95%, 03/01/2033 2,750 2,727
9.38%, 07/01/2025
(g)
432 443
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Carvana Co
11.00%, PIK 13.00%; 06/01/2030
(g),(l),(m)
$ 28,875 $ 31,481
Doman Building Materials Group Ltd
5.25%, 05/15/2026
(g)
CAD 8,370 5,940
Fertitta Entertainment LLC / Fertitta Entertainment
Finance Co Inc
4.63%, 01/15/2029
(g)
$ 45,420 42,403
6.75%, 01/15/2030
(g)
17,945 16,321
Gap Inc/The
3.63%, 10/01/2029
(g)
24,460 21,951
3.88%, 10/01/2031
(g)
5,000 4,297
Macy's Retail Holdings LLC
6.13%, 03/15/2032
(g)
18,738 17,903
Park River Holdings Inc
5.63%, 02/01/2029
(g)
18,490 16,148
Patrick Industries Inc
4.75%, 05/01/2029
(g)
10,705 10,125
6.38%, 11/01/2032
(g)
12,790 12,649
PetSmart Inc / PetSmart Finance Corp
4.75%, 02/15/2028
(g)
13,350 12,691
7.75%, 02/15/2029
(g)
2,750 2,669
Specialty Building Products Holdings LLC / SBP
Finance Corp
7.75%, 10/15/2029
(g)
9,020 9,199
Victra Holdings LLC / Victra Finance Corp
8.75%, 09/15/2029
(f),(g)
42,280 44,137
$ 300,918
Savings & Loans - 0 .00%
Washington Mutual Bank / Henderson NV
0.00%, 06/15/2011
(d),(e)
3,500 —
0.00%, 01/15/2013
(d)
3,000 —
0.00%, 01/15/2015
(d),(e)
2,000 —
$ —
Semiconductors - 0 .33%
ams-OSRAM AG
12.25%, 03/30/2029
(g)
18,480 19,186
Software - 1 .12%
Cloud Software Group Inc
6.50%, 03/31/2029
(g)
3,290 3,213
9.00%, 09/30/2029
(g)
32,680 32,677
Open Text Corp
3.88%, 12/01/2029
(g)
32,800 29,924
$ 65,814
Telecommunications - 3 .24%
Altice Financing SA
5.00%, 01/15/2028
(g)
22,235 18,803
Altice France SA
5.50%, 10/15/2029
(g)
9,575 7,169
8.13%, 02/01/2027
(g)
19,100 15,820
Connect Finco SARL / Connect US Finco LLC
9.00%, 09/15/2029
(g)
22,540 21,410
Frontier Communications Holdings LLC
5.88%, 11/01/2029
(f)
10,630 10,386
8.63%, 03/15/2031
(g)
4,970 5,327
Iliad Holding SASU
6.50%, 10/15/2026
(g)
1,448 1,460
Level 3 Financing Inc
10.50%, 05/15/2030
(g)
19,280 21,087
10.75%, 12/15/2030
(g)
19,530 21,822
Viavi Solutions Inc
3.75%, 10/01/2029
(g)
27,375 24,841
Windstream Services LLC / Windstream Escrow
Finance Corp
8.25%, 10/01/2031
(g)
6,950 7,037
Zayo Group Holdings Inc
4.00%, 03/01/2027
(f),(g)
6,485 5,772
6.13%, 03/01/2028
(g)
33,440 28,706
$ 189,640

Schedule of Investments
High Yield Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Textiles - 0 .19%
Eagle Intermediate Global Holding BV/Eagle US
Finance LLC
7.50%, 05/01/2025
(g)
$ 7,500 $ 4,275
Linx Capital Ltd
15.20%, PIK 15.20%; 04/01/2025
(g),(l),(m)
EUR 7,638 6,896
$ 11,171
Transportation - 1 .47%
Brightline East LLC
11.00%, 01/31/2030
(f),(g)
$ 19,570 17,673
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(d),(e)
18,905 94
GN Bondco LLC
9.50%, 10/15/2031
(f),(g)
11,420 12,127
SFL Corp Ltd
7.25%, 05/12/2026
(g)
8,200 8,248
8.25%, 04/19/2028 8,200 8,473
8.88%, 02/01/2027 8,700 8,962
Watco Cos LLC / Watco Finance Corp
7.13%, 08/01/2032
(g)
29,290 30,199
$ 85,776
TOTAL BONDS $ 5,331,673
CONVERTIBLE BONDS - 0 .00%
Principal
Amount (000's) Value (000's)
Food - 0 .00%
Fresh Express Delivery Holding Group Co Ltd
- Escrow
0.00%, 11/09/2009
(d),(e)
HKD 46,500 $ —
0.00%, 10/18/2010
(d),(e)
CNH 245,000 —
$ —
TOTAL CONVERTIBLE BONDS $ —
SENIOR FLOATING RATE INTERESTS
- 3 .54%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0 .03%
TransDigm Inc Term Loan J
7.10%, 02/28/2031
(n)
$ 1,886 $ 1,887
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Airlines - 0 .73%
AAdvantage Loyalty IP Ltd Term Loan
9.63%, 04/20/2028
(n)
26,764 27,513
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
United Airlines Inc Term Loan B
7.38%, 02/15/2031
(n)
4,721 4,725
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
WestJet Loyalty LP Term Loan B
8.35%, 01/31/2031
(n)
10,443 10,435
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
$ 42,673
Automobile Parts & Equipment - 0 .06%
Tenneco Inc Term Loan B
10.23%, 11/17/2028
(n)
3,800 3,621
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Building Materials - 0 .07%
MIWD Holdco II LLC Term Loan B2
7.69%, 03/21/2031
(n)
4,160 4,169
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Chemicals - 0 .37%
Advancion Holdings LLC Term Loan
12.54%, 11/24/2028
(n)
23,075 21,872
CME Term Secured Overnight Financing
Rate 1 Month + 7.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Consumer Products - 0 .06%
Kronos Acquisition Holdings Inc Term Loan B
8.19%, 06/27/2031
(n)
$ 3,750 $ 3,518
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Entertainment - 0 .01%
Lions Gate Capital Holdings LLC Term Loan B
7.11%, 03/24/2025
(n)
329 329
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Food - 0 .23%
Fiesta Purchaser Inc Term Loan B
8.76%, 01/31/2031
(n)
13,297 13,324
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Forest Products & Paper - 0 .13%
Spectrum Group Buyer Inc Term Loan B
7.10%, 05/19/2028
(n)
9,327 7,648
CME Term Secured Overnight Financing
Rate 3 Month + 6.50%
Healthcare - Services - 0 .22%
LifePoint Health Inc Term Loan B
8.41%, 05/16/2031
(n)
8,090 8,089
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
8.63%, 05/09/2031
(n)
4,648 4,652
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
$ 12,741
Insurance - 0 .10%
Acrisure LLC Term Loan B6
8.01%, 11/06/2030
(n)
5,661 5,647
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Investment Companies - 0 .12%
Teide Ltd PIK Term Loan
0.00%, 08/01/2026
(n),(o)
EUR 14,395 7,281
Iron & Steel - 0 .12%
TMS International Corp/DE Term Loan B6
8.36%, 03/02/2030
(n)
$ 6,937 6,933
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Lodging - 0 .07%
Fertitta Entertainment LLC/NV Term Loan B
8.54%, 01/27/2029
(n)
3,935 3,935
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Media - 0 .33%
CSC Holdings LLC Term Loan B5
7.17%, 04/15/2027
(n)
1,369 1,271
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Directv Financing LLC Tern Loan Extended
10.10%, 08/02/2029
(n)
12,400 12,047
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Gray Television Inc Term Loan F
10.01%, 05/23/2029
(n)
6,120 5,926
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
$ 19,244
Mining - 0 .21%
Arsenal AIC Parent LLC Term Loan B
8.01%, 08/18/2030
(n)
12,474 12,485
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%

Schedule of Investments
High Yield Fund
October 31, 2024
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers - 0 .05%
Mauser Packaging Solutions Holding Co Term Loan
B1
8.35%, 04/15/2027
(n)
$ 2,985 $ 2,993
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Pharmaceuticals - 0 .15%
Endo Finance Holdings Inc Term Loan B
5.33%, 04/23/2031
(n)
8,565 8,567
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Retail - 0 .37%
Foundation Building Materials Inc Term Loan B2
9.25%, 01/24/2031
(n)
6,234 6,134
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
IRB Holding Corp Term Loan B
7.61%, 12/15/2027
(n)
15,470 15,461
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 21,595
Software - 0 .11%
Cloud Software Group Inc Term Loan B
8.60%, 03/30/2029
(n)
6,352 6,347
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
TOTAL SENIOR FLOATING RATE INTERESTS $ 206,809
Total Investments $ 5,966,715
Other Assets and Liabilities -  (1.99)% (116,212)
TOTAL NET ASSETS - 100.00% $ 5,850,503
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $87,809 or
1.50% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $84,679 or 1.45% of net assets.
(g) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $4,643,056 or 79.36% of net assets.
(h) Security purchased on a when-issued basis.
(i) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(j) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(k) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $73,688 or 1.26% of net assets.
(l) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(m) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(n) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(o) This Senior Floating Rate Note will settle after October 31, 2024, at which time the interest rate will be determined.
Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.75% $ 32,956 $ 3,866,509 $ 3,569,483 $ 329,982
$ 32,956 $ 3,866,509 $ 3,569,483 $ 329,982
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.75% $ 4,361 $ — $ — $ —
$ 4,361 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
JPMorgan Chase 11/25/2024 GBP 3 $ 3 $ — $ —
JPMorgan Chase 11/25/2024 $ 77 GBP 59 1 —
JPMorgan Chase 11/25/2024 $ 15,173 EUR 13,956 — (19)
JPMorgan Chase 11/25/2024 $ 6,063 CAD 8,358 55 —
Total $ 56 $ (19)
Amounts in thousands.

Schedule of Investments
Inflation Protection Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 0.94% Shares Held Value (000's)
Money Market Funds - 0.94%
BlackRock Liquidity FedFund - Institutional Class
4.75%
(a),(b)
2 $ —
Principal Government Money Market Fund - Class
R-6 4.75%
(a),(c)
20,979,511 20,980
$ 20,980
TOTAL INVESTMENT COMPANIES $ 20,980
BONDS - 4.82%
Principal
Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 0.65%
BAMLL Trust 2024-BHP
7.15%, 08/15/2039
(d)
$ 560 $ 563
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.35%
BFLD 2024-VICT Mortgage Trust
6.69%, 07/15/2041
(d)
570 570
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.89%
BX Commercial Mortgage Trust 2024-AIRC
6.50%, 08/15/2039
(d)
750 751
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.69%
BX Commercial Mortgage Trust 2024-KING
6.35%, 05/15/2034
(d)
1,920 1,920
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.54%
BX Commercial Mortgage Trust 2024-MDHS
6.45%, 05/15/2041
(d)
1,495 1,496
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.64%
BX Commercial Mortgage Trust 2024-XL4
7.94%, 02/15/2039
(d)
807 808
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 3.14%
BX Trust 2024-VLT4
6.30%, 07/15/2029
(d)
1,910 1,911
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.49%
COMM 2024-WCL1 MORTGAGE TRUST
6.63%, 06/15/2041
(d)
840 837
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.84%
CONE Trust 2024-DFW1
6.45%, 08/15/2041
(d)
320 320
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.64%
DBSG 2024-ALTA Mortgage Trust
5.95%, 06/10/2037
(d),(e)
330 334
ELM Trust 2024-ELM
5.80%, 06/10/2039
(d),(e)
680 687
5.80%, 06/10/2039
(d),(e)
680 687
Ginnie Mae
1.60%, 03/16/2047
(e),(f)
65 —
GWT 2024-WLF2
6.50%, 05/15/2041
(d)
1,480 1,481
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.69%
HILT COMMERCIAL MORTGAGE TRUST
2024-ORL
6.35%, 05/15/2037
(d)
745 745
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.54%
HONO 2021-LULU Mortgage Trust
6.07%, 10/15/2036
(d)
220 214
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.26%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
LBA Trust 2024-BOLT
6.40%, 06/15/2026
(d)
$ 1,270 $ 1,270
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.59%
$ 14,594
Home Equity Asset Backed Securities - 0.00%
Argent Securities Trust 2006-W3
5.09%, 04/25/2036 23 8
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.35%
Countrywide Asset-Backed Certificates
5.98%, 12/25/2032 5 5
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.24%
Long Beach Mortgage Loan Trust 2004-2
5.65%, 06/25/2034 13 13
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.91%
Option One Mortgage Loan Trust 2005-1
6.35%, 02/25/2035 23 16
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.61%
$ 42
Mortgage Backed Securities - 1.14%
A&D Mortgage Trust 2024-NQM5
5.70%, 11/25/2069 2,172 2,171
ACRA Trust 2024-NQM1
5.61%, 10/25/2064
(d),(e)
1,068 1,065
Alternative Loan Trust 2006-OA6
5.37%, 07/25/2046 1 1
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.63%
BRAVO Residential Funding Trust 2023-NQM3
4.85%, 09/25/2062
(d),(e)
1,589 1,574
Chase Mortgage Finance Trust Series 2007-A2
7.26%, 06/25/2035
(e)
4 4
COLT 2024-6 Mortgage Loan Trust
5.39%, 11/25/2069
(d),(e)
1,518 1,513
Cross 2024-H7 Mortgage Trust
5.59%, 11/25/2069
(d),(e)
2,060 2,057
CSMC 2022-NQM4 Trust
4.82%, 06/25/2067
(d),(e)
1,258 1,248
CSMC 2022-NQM5 Trust
5.17%, 05/25/2067
(d),(e)
2,354 2,340
Deephaven Residential Mortgage Trust 2024-1
5.74%, 07/25/2069
(d),(e)
1,232 1,230
Ellington Financial Mortgage Trust 2021-3
1.24%, 09/25/2066
(d),(e)
1,977 1,596
Fannie Mae REMIC Trust 2004-W5
5.42%, 02/25/2047 9 9
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.56%
GCAT 2021-NQM4 Trust
1.09%, 08/25/2066
(d),(e)
2,358 1,918
Impac CMB Trust Series 2004-5
7.18%, 10/25/2034 2 2
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.44%
Impac CMB Trust Series 2004-6
5.83%, 10/25/2034 1 1
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.09%
Impac CMB Trust Series 2005-1
5.47%, 04/25/2035 20 18
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.73%

Schedule of Investments
Inflation Protection Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Impac CMB Trust Series 2005-5
5.62%, 08/25/2035 $ 5 $ 4
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.62%
J.P. Morgan Mortgage Trust 2023-DSC1
4.62%, 07/25/2063
(d),(e)
862 823
Merrill Lynch Alternative Note Asset Trust Series
2007-A3
5.27%, 04/25/2037 1,249 436
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.53%
NYMT Loan Trust 2024-INV1
5.38%, 06/25/2069
(d),(e)
2,300 2,298
PRKCM 2022-AFC2 Trust
5.33%, 08/25/2057
(d),(e)
451 447
SG Residential Mortgage Trust 2021-1
1.16%, 07/25/2061
(d),(e)
2,267 1,827
SG Residential Mortgage Trust 2022-2
5.35%, 08/25/2062
(d),(e)
588 586
Verus Securitization Trust 2022-7
5.15%, 07/25/2067
(d),(e)
1,699 1,689
Verus Securitization Trust 2022-INV2
6.79%, 10/25/2067
(d),(e)
569 573
WaMu Mortgage Pass-Through Certificates Series
2005-AR2 Trust
5.59%, 01/25/2045 9 9
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.85%
$ 25,439
Other Asset Backed Securities - 0.58%
AMSR 2022-SFR3 Trust
4.00%, 10/17/2039
(d)
2,091 1,982
AMSR 2023-SFR2 Trust
3.95%, 06/17/2040
(d)
750 697
New Residential Mortgage Loan Trust 2022-SFR2
4.00%, 09/04/2039
(d)
2,035 1,913
Pagaya AI Technology in Housing Trust 2022-1
4.25%, 08/25/2025
(d)
1,275 1,246
Progress Residential 2022-SFR6 Trust
6.04%, 07/20/2039
(d)
1,990 1,981
Progress Residential 2022-SFR7 Trust
5.50%, 10/27/2039
(d)
3,320 3,266
Tricon Residential 2024-SFR2 Trust
6.00%, 06/17/2040
(d)
1,805 1,794
$ 12,879
Sovereign - 2.45%
Brazil Notas do Tesouro Nacional Serie F
9.76%, 01/01/2029 BRL 8,500 1,341
9.76%, 01/01/2033 15,300 2,295
10.00%, 01/01/2035 29,700 4,386
Brazilian Government International Bond
6.13%, 03/15/2034 $ 2,200 2,174
European Union
2.50%, 10/04/2052 EUR 1,175 1,080
3.00%, 03/04/2053 9,225 9,373
French Republic Government Bond OAT
3.00%, 05/25/2054
(d)
2,785 2,703
Israel Government International Bond
5.75%, 03/12/2054 $ 393 359
Japan Government Thirty Year Bond
1.80%, 03/20/2054 JPY 546,150 3,293
2.10%, 09/20/2054 505,650 3,261
Kingdom of Belgium Government Bond
3.30%, 06/22/2054
(d)
EUR 6,862 7,176
Mexican Bonos
7.75%, 11/23/2034 MXN 24,000 1,024
8.50%, 03/01/2029 16,500 781
8.50%, 05/31/2029 48,000 2,273
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Mexico Government International Bond
3.50%, 02/12/2034 $ 663 $ 538
6.35%, 02/09/2035 1,334 1,338
United Kingdom Gilt
4.38%, 07/31/2054 GBP 9,704 11,528
$ 54,923
TOTAL BONDS $ 107,877
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 99.91%
Principal
Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 5.62%
5.00%, 11/01/2054
(g)
$ 29,588 $ 28,749
5.50%, 11/01/2054
(g)
98,066 97,134
$ 125,883
U.S. Treasury - 0.33%
3.00%, 02/15/2049 9,740 7,432
U.S. Treasury Inflation-Indexed Obligations - 93.96%
0.13%, 04/15/2026 19,338 18,784
0.13%, 07/15/2026 46,551 45,290
0.13%, 10/15/2026 42,031 40,728
0.13%, 04/15/2027 71,919 68,852
0.13%, 01/15/2030 65,135 59,678
0.13%, 07/15/2030 71,863 65,521
0.13%, 01/15/2031 74,649 67,125
0.13%, 07/15/2031 76,209 68,128
0.13%, 01/15/2032 89,186 78,656
0.13%, 02/15/2051 27,520 16,294
0.13%, 02/15/2052 31,952 18,706
0.25%, 07/15/2029 55,730 52,009
0.25%, 02/15/2050 28,566 17,851
0.38%, 01/15/2027 57,857 55,967
0.38%, 07/15/2027 69,009 66,636
0.50%, 01/15/2028 47,339 45,400
0.63%, 01/15/2026 57,061 55,976
0.63%, 07/15/2032 86,352 78,684
0.63%, 02/15/2043 27,932 21,527
0.75%, 07/15/2028 52,995 51,199
0.75%, 02/15/2042 35,464 28,475
0.75%, 02/15/2045 42,169 32,239
0.88%, 01/15/2029 48,805 46,949
0.88%, 02/15/2047 26,584 20,384
1.00%, 02/15/2046 21,716 17,286
1.00%, 02/15/2048 19,155 14,978
1.00%, 02/15/2049 10,440 8,088
1.13%, 01/15/2033 84,269 79,103
1.25%, 04/15/2028 58,641 57,427
1.38%, 07/15/2033 82,371 78,817
1.38%, 02/15/2044 39,512 34,573
1.50%, 02/15/2053 30,510 26,176
1.63%, 10/15/2027 72,501 72,344
1.63%, 10/15/2029 42,659 42,352
1.75%, 01/15/2028 29,113 29,044
1.75%, 01/15/2034
(h)
86,925 85,273
1.88%, 07/15/2034 64,518 64,062
2.00%, 01/15/2026 31,491 31,391
2.13%, 04/15/2029 76,549 77,360
2.13%, 02/15/2040 16,321 16,398
2.13%, 02/15/2041 21,949 22,115
2.13%, 02/15/2054 30,397 30,076
2.38%, 01/15/2027 29,472 29,774
2.38%, 10/15/2028 61,172 62,617
2.50%, 01/15/2029 24,990 25,659
3.38%, 04/15/2032 10,456 11,535
3.63%, 04/15/2028 29,545 31,254

Schedule of Investments
Inflation Protection Fund
October 31, 2024
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Inflation-Indexed Obligations (continued)
3.88%, 04/15/2029 $ 32,185 $ 34,902
$ 2,103,662
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 2,236,977
TOTAL PURCHASED OPTIONS - 0.01% $ 185
Total Investments $ 2,366,019
Other Assets and Liabilities -  (5.68)% (127,081)
TOTAL NET ASSETS - 100.00% $ 2,238,938
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $0 or 0.00%
of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $60,136 or 2.69% of net assets.
(e) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(f) Security is an Interest Only Strip.
(g) Security was purchased in a "to-be-announced" ("TBA") transaction.
(h) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $725 or 0.03% of net assets.
Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.75% $ 1,697 $ 1,098,865 $ 1,079,582 $ 20,980
$ 1,697 $ 1,098,865 $ 1,079,582 $ 20,980
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.75% $ 394 $ — $ — $ —
$ 394 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - USD versus CNH Morgan Stanley & Co 1 $ 21,124 $ 7.75 03/09/2026 $ 155 $ 111 $ (44)
Call - USD versus MXN Barclays Bank PLC 1 352 $ 18.50 11/14/2024 44 71 27
Call - UK 10 Year Gilt Future; December
2024
N/A 39 GBP 39 GBP 99.50 11/25/2024 31 3 (28)
Total $ 230 $ 185 $ (45)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - UK 10 Year Gilt Future; December
2024
N/A 39 GBP 39 GBP 102.00 11/25/2024 $ (10) $ (1) $ 9
Total $ (10) $ (1) $ 9
Amounts in thousands except contracts/shares.
Interest Rate Swaptions
Written Swaptions
Outstanding Counterparty
Paid by the Fund
Rate/Reference  Frequency
Received by the Fund
Rate/Reference  Frequency
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 10 Year Interest
Rate Swap
Deutsche Bank
AG
2.80% Annual Secured
Overnight
Financing Rate
Annual $ 2,854 2.80% 04/07/2025 $ (24) $ (8) $ 16
Call - 10 Year Interest
Rate Swap
Deutsche Bank
AG
2.76% Annual Secured
Overnight
Financing Rate
Annual 2,854 2.76% 04/03/2025 (22) (7) 15
Call - 10 Year Interest
Rate Swap
Deutsche Bank
AG
2.76% Annual Secured
Overnight
Financing Rate
Annual 2,854 2.76% 03/31/2025 (22) (7) 15

Schedule of Investments
Inflation Protection Fund
October 31, 2024
See accompanying notes.

Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty
Paid by the Fund
Rate/Reference  Frequency
Received by the Fund
Rate/Reference  Frequency
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 10 Year Interest
Rate Swap
JPMorgan
Chase
2.76% Annual Secured
Overnight
Financing Rate
Annual $ 5,681 2.76% 03/31/2025 $ (46) $ (14) $ 32
Call - 10 Year Interest
Rate Swap
JPMorgan
Chase
2.76% Annual Secured
Overnight
Financing Rate
Annual 5,709 2.76% 04/03/2025 (46) (15) 31
Call - 10 Year Interest
Rate Swap
JPMorgan
Chase
2.80% Annual Secured
Overnight
Financing Rate
Annual 5,709 2.80% 04/03/2025 (47) (16) 31
Put - 10 Year Interest
Rate Swap
Deutsche Bank
AG
Secured
Overnight
Financing Rate
Annual 3.76% Annual 2,854 3.76% 03/31/2025 (25) (64) (39)
Put - 10 Year Interest
Rate Swap
Deutsche Bank
AG
Secured
Overnight
Financing Rate
Annual 3.76% Annual 2,854 3.76% 04/03/2025 (26) (65) (39)
Put - 10 Year Interest
Rate Swap
Deutsche Bank
AG
Secured
Overnight
Financing Rate
Annual 3.80% Annual 2,854 3.80% 04/07/2025 (25) (61) (36)
Put - 10 Year Interest
Rate Swap
JPMorgan
Chase
Secured
Overnight
Financing Rate
Annual 3.76% Annual 5,681 3.76% 03/31/2025 (50) (127) (77)
Put - 10 Year Interest
Rate Swap
JPMorgan
Chase
Secured
Overnight
Financing Rate
Annual 3.76% Annual 5,709 3.76% 04/03/2025 (51) (130) (79)
Put - 10 Year Interest
Rate Swap
JPMorgan
Chase
Secured
Overnight
Financing Rate
Annual 3.80% Annual 5,709 3.80% 04/03/2025 (49) (121) (72)
Total $ (433) $ (635) $ (202)
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
ASX 90 Day Bank Bill; December 2025 Long 58 $ 37,804 $ (54)
ASX 90 Day Bank Bill; March 2025 Short 58 37,771 36
Australia 10 Year Bond; December 2024 Long 36 2,650 (36)
Canada 10 Year Bond; December 2024 Short 329 28,825 112
Euro Buxl 30 Year Bond; December 2024 Short 63 9,070 250
Euro-Bobl 5 Year; December 2024 Long 29 3,727 (50)
US 10 Year Note; December 2024 Short 32 3,535 —
US 10 Year Ultra Note; December 2024 Long 140 15,925 8
US 2 Year Note; December 2024 Long 92 18,947 1
US 5 Year Note; December 2024 Long 6 643 (5)
US Long Bond; December 2024 Short 102 12,033 53
US Ultra Bond; December 2024 Short 9 1,131 (6)
Total $ 309
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of New York Mellon 11/04/2024 EUR 167 $ 181 $ 1 $ —
Bank of New York Mellon 11/04/2024 $ 9,318 GBP 6,959 345 —
Bank of New York Mellon 12/18/2024 $ 2,568 BRL 14,075 146 —
Barclays Bank PLC 11/04/2024 GBP 1,212 $ 1,577 — (14)
Barclays Bank PLC 11/05/2024 $ 2,691 JPY 381,737 178 —
Barclays Bank PLC 12/03/2024 $ 1,577 GBP 1,212 14 —
BNP Paribas 11/04/2024 EUR 18,634 $ 20,156 113 —
BNP Paribas 11/04/2024 $ 301 EUR 269 8 —
BNP Paribas 12/03/2024 GBP 266 $ 342 1 —
BNP Paribas 12/03/2024 $ 20,419 EUR 18,854 — (110)
Citigroup Inc 12/18/2024 BRL 7,851 $ 1,435 — (84)
Citigroup Inc 12/18/2024 MXN 24,312 $ 1,245 — (39)
Citigroup Inc 12/18/2024 $ 1,245 MXN 24,094 50 —
Goldman Sachs & Co 12/18/2024 $ 3,036 MXN 61,211 17 (18)
HSBC Securities Inc 11/04/2024 EUR 484 $ 523 3 —

Schedule of Investments
Inflation Protection Fund
October 31, 2024
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
HSBC Securities Inc 11/04/2024 $ 2,176 EUR 2,009 $ — $ (9)
HSBC Securities Inc 11/05/2024 JPY 503,545 $ 3,285 30 —
HSBC Securities Inc 12/03/2024 $ 3,297 JPY 503,545 — (30)
Morgan Stanley & Co 11/04/2024 $ 14,731 EUR 13,184 389 —
Morgan Stanley & Co 11/04/2024 $ 915 GBP 705 5 —
Morgan Stanley & Co 11/05/2024 $ 833 JPY 121,808 32 —
Morgan Stanley & Co 12/18/2024 $ 6,355 BRL 35,033 326 —
Morgan Stanley & Co 12/18/2024 $ 539 MXN 10,597 13 —
Royal Bank of Scotland 11/04/2024 GBP 723 $ 938 — (6)
Standard Chartered Bank, Hong Kong 11/04/2024 GBP 8,159 $ 10,614 — (94)
Standard Chartered Bank, Hong Kong 12/03/2024 $ 10,614 GBP 8,159 95 —
Standard Chartered Bank, Hong Kong 01/07/2025 $ 3,396 JPY 501,309 66 —
UBS AG 11/04/2024 $ 3,341 GBP 2,518 94 —
UBS AG 11/04/2024 $ 4,242 EUR 3,834 72 —
UBS AG 12/18/2024 MXN 11,139 $ 570 — (17)
Total $ 1,998 $ (421)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Sell Protection
Reference Entity
Implied Credit
Spread as of
October 31,
2024
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
(c)
CDX.NA.HY.43 N/A 5.00% Quarterly 12/20/2029 $ 36,740 $ 2,631 $ (77) $ 2,554
Total $ 2,631 $ (77) $ 2,554
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the fair value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs is $36,740.
(c) The price and resulting fair value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing fair values of the swap, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
6 Month Euro Interbank Offered Rate Receive 2.27% Annual Semiannual N/A 10/17/2054 EUR 1,800 $ (38) $ — $ (38)
6 Month Euro Interbank Offered Rate Pay 2.44% Semiannual Annual N/A 06/24/2054 278 16 — 16
6 Month Euro Interbank Offered Rate Receive 2.43% Annual Semiannual N/A 06/20/2054 401 (23) — (23)
6 Month Euro Interbank Offered Rate Receive 2.43% Annual Semiannual N/A 06/19/2054 414 (23) — (23)
6 Month Euro Interbank Offered Rate Receive 2.54% Annual Semiannual N/A 04/22/2054 1,325 (105) (3) (108)
6 Month Euro Interbank Offered Rate Receive 2.46% Annual Semiannual N/A 03/22/2054 342 (21) — (21)
6 Month Euro Interbank Offered Rate Receive 2.51% Annual Semiannual N/A 02/20/2054 3,392 (251) 2 (249)
6 Month Euro Interbank Offered Rate Receive 2.51% Annual Semiannual N/A 03/01/2054 815 (60) 1 (59)
6 Month Euro Interbank Offered Rate Receive 2.49% Annual Semiannual N/A 02/19/2054 1,605 (110) 1 (109)
6 Month Euro Interbank Offered Rate Receive 2.24% Annual Semiannual N/A 09/19/2054 1,550 (19) — (19)
6 Month Euro Interbank Offered Rate Receive 2.25% Annual Semiannual N/A 10/02/2054 3,100 (83) — (83)
6 Month Euro Interbank Offered Rate Receive 2.51% Annual Semiannual N/A 02/20/2054 1,605 (116) 1 (115)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.28% Maturity Maturity N/A 09/11/2054 $ 1,033 36 — 36
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.31% Maturity Maturity N/A 08/23/2049 990 24 — 24
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.29% Maturity Maturity N/A 09/11/2054 1,033 35 — 35
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.05% Maturity Maturity N/A 09/13/2026 8,165 55 (1) 54

Schedule of Investments
Inflation Protection Fund
October 31, 2024
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.31% Maturity Maturity N/A 09/10/2054 $ 1,033 $ 31 $ — $ 31
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.30% Maturity Maturity N/A 09/10/2054 1,033 32 — 32
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.20% Maturity Maturity N/A 10/02/2026 10,865 43 — 43
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.33% Maturity Maturity N/A 10/08/2026 10,080 16 — 16
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.18% Maturity Maturity N/A 08/07/2028 10,805 102 — 102
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.05% Maturity Maturity N/A 08/09/2026 9,085 47 — 47
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.61% Maturity Maturity N/A 12/12/2027 16,230 67 — 67
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.42% Maturity Maturity N/A 05/22/2028 13,840 123 1 124
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.32% Maturity Maturity N/A 11/14/2025 3,400 6 — 6
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.32% Maturity Maturity N/A 11/21/2026 5,015 20 — 20
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.47% Maturity Maturity N/A 07/15/2049 2,570 (14) 1 (13)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.12% Maturity Maturity N/A 01/05/2026 15,185 96 — 96
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.40% Maturity Maturity N/A 02/23/2026 4,155 11 — 11
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.17% Maturity Maturity N/A 01/16/2026 6,975 41 — 41
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.51% Maturity Maturity N/A 03/25/2029 3,135 1 — 1
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.55% Maturity Maturity N/A 05/07/2049 2,530 (49) — (49)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.45% Maturity Maturity N/A 07/02/2026 3,560 (14) — (14)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.48% Maturity Maturity N/A 03/20/2026 7,095 — — —
Eurostat Eurozone HICP ex Tobacco Receive 2.05% Maturity Maturity N/A 10/15/2034 EUR 2,331 (16) — (16)
Eurostat Eurozone HICP ex Tobacco Receive 2.06% Maturity Maturity N/A 10/15/2034 2,331 (20) — (20)
Eurostat Eurozone HICP ex Tobacco Receive 1.87% Maturity Maturity N/A 08/15/2029 3,580 (3) 6 3
Eurostat Eurozone HICP ex Tobacco Receive 2.01% Maturity Maturity N/A 10/15/2034 3,062 (8) — (8)
Eurostat Eurozone HICP ex Tobacco Receive 2.01% Maturity Maturity N/A 10/15/2034 1,554 (5) — (5)
United Kingdom Retail Prices Index Pay 3.61% Maturity Maturity N/A 10/15/2034 GBP 1,946 (4) — (4)
United Kingdom Retail Prices Index Pay 3.45% Maturity Maturity N/A 09/15/2034 2,875 (63) — (63)
United Kingdom Retail Prices Index Pay 3.57% Maturity Maturity N/A 10/15/2034 2,556 (18) — (18)
United Kingdom Retail Prices Index Receive 3.69% Maturity Maturity N/A 09/15/2029 2,875 39 (1) 38
United Kingdom Retail Prices Index Pay 3.10% Maturity Maturity N/A 09/15/2054 2,866 (163) (1) (164)
United Kingdom Retail Prices Index Pay 3.57% Maturity Maturity N/A 10/15/2034 1,297 (8) — (8)
United Kingdom Retail Prices Index Pay 3.62% Maturity Maturity N/A 10/15/2034 1,946 (2) — (2)
Total $ (395) $ 7 $ (388)
Amounts in thousands.
(a)     Forward swap.

Schedule of Investments
International Equity Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 0 .39 % Shares Held Value (000's)
Money Market Funds - 0 .39%
Principal Government Money Market Fund - Class
R-6 4.75%
(a),(b)
907,190 $ 907
TOTAL INVESTMENT COMPANIES $ 907
COMMON STOCKS - 99 .46 % Shares Held Value (000's)
Aerospace & Defense - 6 .55%
Airbus SE 36,725 $ 5,602
BAE Systems PLC 594,105 9,575
$ 15,177
Apparel - 4 .07%
PRADA SpA 560,400 4,303
Samsonite International SA
(c)
2,181,900 5,127
$ 9,430
Automobile Manufacturers - 2 .59%
Daimler Truck Holding AG 54,745 2,264
Honda Motor Co Ltd 371,300 3,734
$ 5,998
Banks - 11 .89%
Bank of Ireland Group PLC 681,446 6,316
Erste Group Bank AG 90,608 5,125
National Bank of Greece SA 537,011 4,207
NatWest Group PLC 1,461,604 6,926
Sberbank of Russia PJSC ADR
(d)
194,243 —
UniCredit SpA 112,327 4,969
$ 27,543
Building Materials - 2 .69%
CRH PLC 65,385 6,240
Coal - 2 .20%
Teck Resources Ltd 109,800 5,108
Cosmetics & Personal Care - 4 .59%
Unilever PLC 174,370 10,637
Electronics - 1 .11%
TDK Corp 217,900 2,561
Engineering & Construction - 2 .09%
Technip Energies NV 193,643 4,835
Entertainment - 1 .98%
Entain PLC 477,073 4,588
Food - 1 .28%
Loblaw Cos Ltd 23,400 2,959
Magnit PJSC 24,200 —
$ 2,959
Healthcare - Products - 1 .33%
Straumann Holding AG 23,320 3,074
Home Builders - 0 .96%
Taylor Wimpey PLC 1,174,864 2,221
Insurance - 9 .77%
AIA Group Ltd 1,100,400 8,685
AXA SA 64,914 2,437
Hannover Rueck SE 23,718 6,228
MS&AD Insurance Group Holdings Inc 37,200 823
Sompo Holdings Inc 208,500 4,470
$ 22,643
Internet - 6 .37%
JD.com Inc 388,000 7,868
Tencent Holdings Ltd 132,300 6,899
$ 14,767
Iron & Steel - 0 .00%
Evraz PLC
(d)
204,000 —
Machinery - Construction & Mining - 3 .84%
Komatsu Ltd 162,200 4,199
Weir Group PLC/The 174,268 4,693
$ 8,892
Machinery - Diversified - 2 .45%
Keyence Corp 12,600 5,688
Media - 2 .01%
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
58,455 4,667
COMMON STOCKS (continued) Shares Held Value (000’s)
Mining - 1 .30%
Sandfire Resources Ltd
(d)
445,233 $ 3,013
Oil & Gas - 2 .30%
Gazprom PJSC
(d)
288,000 —
LUKOIL PJSC 20,000 —
Novatek PJSC 67,000 —
Suncor Energy Inc 141,000 5,323
$ 5,323
Pharmaceuticals - 7 .77%
AstraZeneca PLC 782 111
Novartis AG 59,412 6,447
Novo Nordisk A/S 22,024 2,470
Sanofi SA 85,026 8,986
$ 18,014
Retail - 6 .12%
Dollarama Inc 72,300 7,524
Yum China Holdings Inc 150,899 6,656
$ 14,180
Semiconductors - 6 .61%
ASM International NV 6,364 3,554
ASML Holding NV 2,142 1,442
Rohm Co Ltd 182,200 2,009
Socionext Inc 18,300 341
Taiwan Semiconductor Manufacturing Co Ltd 254,000 7,965
$ 15,311
Software - 2 .63%
Capcom Co Ltd 307,800 6,091
Constellation Software Inc/Canada - Warrants
(d),(e)
500 —
$ 6,091
Telecommunications - 4 .96%
Deutsche Telekom AG 380,006 11,488
TOTAL COMMON STOCKS $ 230,448
Total Investments $ 231,355
Other Assets and Liabilities -  0.15% 345
TOTAL NET ASSETS - 100.00% $ 231,700
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $5,127 or 2.21% of net assets.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.

Schedule of Investments
International Equity Fund
October 31, 2024
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.75% $ 937 $ 124,839 $ 124,869 $ 907
$ 937 $ 124,839 $ 124,869 $ 907
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.75% $ 113 $ — $ — $ —
$ 113 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
LargeCap Growth Fund I
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 2 .71 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .43%
iShares Russell 1000 Growth ETF 116,100 $ 43,417
Money Market Funds - 2 .28%
BlackRock Liquidity FedFund - Institutional Class
4.75%
(a),(b)
557,747 558
Principal Government Money Market Fund - Class
R-6 4.75%
(a),(c)
229,345,534 229,346
$ 229,904
TOTAL INVESTMENT COMPANIES $ 273,321
CONVERTIBLE PREFERRED STOCKS
- 0 .10 % Shares Held Value (000's)
Automobile Manufacturers - 0 .04%
Waymo LLC Series A-2 0.00%
(d),(e),(f)
48,770 $ 3,916
Chemicals - 0 .02%
Sila Nano Series F 0.00%
(d),(e),(f)
103,620 2,026
Software - 0 .04%
Nuro - Series C 0.00%
(d),(e),(f)
353,308 1,445
Rappi Inc - Series E 0.00%
(d),(e),(f)
103,387 2,349
$ 3,794
TOTAL CONVERTIBLE PREFERRED STOCKS $ 9,736
COMMON STOCKS - 97 .27 % Shares Held Value (000's)
Advertising - 0 .04%
Trade Desk Inc/The
(d)
32,256 $ 3,877
Aerospace & Defense - 1 .81%
Boeing Co/The
(d)
185,221 27,655
General Electric Co 17,036 2,926
HEICO Corp 3,232 792
HEICO Corp - Class A 5,925 1,138
Howmet Aerospace Inc 325,642 32,473
Loar Holdings Inc
(d),(g)
639 55
Lockheed Martin Corp 4,992 2,726
Spirit AeroSystems Holdings Inc
(d)
1,057 34
TransDigm Group Inc 87,803 114,346
$ 182,145
Airlines - 0 .00%
American Airlines Group Inc
(d)
3,438 46
Apparel - 0 .06%
Crocs Inc
(d)
864 93
Deckers Outdoor Corp
(d)
11,076 1,782
NIKE Inc 54,282 4,187
Skechers USA Inc
(d)
846 52
$ 6,114
Automobile Manufacturers - 0 .50%
Tesla Inc
(d)
202,981 50,715
Automobile Parts & Equipment - 0 .06%
Aurora Innovation Inc
(d)
1,189,490 6,179
Banks - 0 .07%
Goldman Sachs Group Inc/The 6,193 3,207
Morgan Stanley 5,007 582
NU Holdings Ltd/Cayman Islands
(d)
232,239 3,504
Popular Inc 489 44
$ 7,337
Beverages - 0 .26%
Boston Beer Co Inc/The
(d)
131 38
Celsius Holdings Inc
(d)
12,817 385
Coca-Cola Co/The 162,535 10,615
Monster Beverage Corp
(d)
41,831 2,204
PepsiCo Inc 79,359 13,180
$ 26,422
Biotechnology - 0 .60%
Alnylam Pharmaceuticals Inc
(d)
8,175 2,179
Amgen Inc 30,521 9,772
Apellis Pharmaceuticals Inc
(d)
8,018 218
Argenx SE ADR
(d)
47,026 27,571
Exelixis Inc
(d)
17,370 577
Incyte Corp
(d)
684 51
Intra-Cellular Therapies Inc
(d)
7,505 636
Ionis Pharmaceuticals Inc
(d)
10,394 399
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Legend Biotech Corp ADR
(d)
276,057 $ 12,428
Regeneron Pharmaceuticals Inc
(d)
644 540
Sarepta Therapeutics Inc
(d)
6,609 833
Ultragenyx Pharmaceutical Inc
(d)
6,464 330
Vertex Pharmaceuticals Inc
(d)
9,425 4,486
Viking Therapeutics Inc
(d)
7,667 556
$ 60,576
Building Materials - 0 .66%
AAON Inc 4,990 570
Armstrong World Industries Inc 1,179 165
AZEK Co Inc/The
(d)
7,360 324
Builders FirstSource Inc
(d)
753 129
Eagle Materials Inc 1,838 525
Lennox International Inc 2,343 1,412
Louisiana-Pacific Corp 3,263 323
Martin Marietta Materials Inc 237 140
Simpson Manufacturing Co Inc 266 48
Trane Technologies PLC 166,032 61,458
Trex Co Inc
(d)
7,798 552
Vulcan Materials Co 2,509 687
$ 66,333
Chemicals - 0 .10%
Celanese Corp 2,036 256
Chemours Co/The 530 10
Ecolab Inc 15,801 3,883
RPM International Inc 2,102 267
Sherwin-Williams Co/The 15,602 5,598
$ 10,014
Commercial Services - 3 .29%
Affirm Holdings Inc
(d)
95,172 4,173
Automatic Data Processing Inc 27,867 8,060
Avis Budget Group Inc 492 41
Block Inc
(d)
17,056 1,233
Booz Allen Hamilton Holding Corp 9,328 1,695
Bright Horizons Family Solutions Inc
(d)
602 80
Cintas Corp 624,317 128,491
Corpay Inc
(d)
4,985 1,644
Equifax Inc 122,589 32,488
Grand Canyon Education Inc
(d)
651 89
H&R Block Inc 1,937 116
Moody's Corp 11,529 5,235
Morningstar Inc 1,960 643
Paylocity Holding Corp
(d)
3,184 588
Quanta Services Inc 3,259 983
Rollins Inc 20,323 958
S&P Global Inc 288,242 138,460
Shift4 Payments Inc
(d)
4,371 395
Toast Inc
(d)
32,239 968
TransUnion 770 78
U-Haul Holding Co 3,104 212
U-Haul Holding Co
(d)
129 9
United Rentals Inc 1,171 952
Valvoline Inc
(d)
9,390 378
Verisk Analytics Inc 10,377 2,851
WEX Inc
(d)
252 43
WillScot Holdings Corp
(d)
3,879 129
$ 330,992
Computers - 6 .35%
Apple Inc 2,760,449 623,613
Crowdstrike Holdings Inc
(d)
16,566 4,918
Dell Technologies Inc 3,133 387
EPAM Systems Inc
(d)
255 48
Fortinet Inc
(d)
37,576 2,956
Gartner Inc
(d)
5,504 2,766
Globant SA
(d)
2,327 488
HP Inc 17,225 612
KBR Inc 771 52
NetApp Inc 6,734 777
Pure Storage Inc
(d)
19,547 978

Schedule of Investments
LargeCap Growth Fund I
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Super Micro Computer Inc
(d)
36,075 $ 1,050
Zscaler Inc
(d)
6,679 1,207
$ 639,852
Consumer Products - 0 .03%
Avery Dennison Corp 2,223 460
Clorox Co/The 9,044 1,434
Kimberly-Clark Corp 10,072 1,352
$ 3,246
Cosmetics & Personal Care - 0 .10%
Colgate-Palmolive Co 32,582 3,053
elf Beauty Inc
(d)
3,873 408
Estee Lauder Cos Inc/The 6,079 419
Procter & Gamble Co/The 38,445 6,350
$ 10,230
Distribution & Wholesale - 0 .10%
Copart Inc
(d)
59,301 3,052
Core & Main Inc
(d)
9,203 408
Fastenal Co 35,074 2,742
Pool Corp 2,689 972
SiteOne Landscape Supply Inc
(d)
1,179 165
WW Grainger Inc 2,750 3,050
$ 10,389
Diversified Financial Services - 5 .28%
Ally Financial Inc 2,577 90
American Express Co 15,373 4,152
Ameriprise Financial Inc 6,670 3,404
Apollo Global Management Inc 28,442 4,075
Ares Management Corp 13,362 2,241
Blue Owl Capital Inc 36,471 816
Charles Schwab Corp/The 452,779 32,071
Coinbase Global Inc
(d)
12,073 2,164
Credit Acceptance Corp
(d)
354 150
Houlihan Lokey Inc 321 55
Jefferies Financial Group Inc 3,630 232
Lazard Inc 7,450 395
LPL Financial Holdings Inc 5,434 1,533
Mastercard Inc 661,732 330,595
SoFi Technologies Inc
(d)
11,332 127
TPG Inc 1,694 115
Tradeweb Markets Inc 160,371 20,367
UWM Holdings Corp 4,692 30
Visa Inc 446,351 129,374
Western Union Co/The 3,944 42
XP Inc 2,869 50
$ 532,078
Electric - 0 .05%
Constellation Energy Corp 3,666 964
NRG Energy Inc 6,197 560
Vistra Corp 25,127 3,140
$ 4,664
Electrical Components & Equipment - 0 .61%
Generac Holdings Inc
(d)
371,030 61,424
Universal Display Corp 1,705 307
$ 61,731
Electronics - 0 .84%
Amphenol Corp 1,245,026 83,441
Honeywell International Inc 7,369 1,516
Jabil Inc 671 83
$ 85,040
Energy - Alternate Sources - 0 .01%
Enphase Energy Inc
(d)
9,580 796
Engineering & Construction - 0 .02%
Comfort Systems USA Inc 2,583 1,010
EMCOR Group Inc 1,365 609
TopBuild Corp
(d)
176 62
$ 1,681
COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment - 0 .04%
Churchill Downs Inc 5,036 $ 706
DraftKings Inc
(d)
33,071 1,168
Light & Wonder Inc
(d)
6,585 617
Live Nation Entertainment Inc
(d)
11,499 1,347
Madison Square Garden Sports Corp
(d)
64 14
TKO Group Holdings Inc
(d)
753 88
Vail Resorts Inc 2,346 389
$ 4,329
Environmental Control - 0 .93%
Tetra Tech Inc 4,089 200
Veralto Corp 853,567 87,226
Waste Management Inc 29,292 6,323
$ 93,749
Food - 0 .02%
Hershey Co/The 1,483 263
Lamb Weston Holdings Inc 3,302 257
Performance Food Group Co
(d)
1,760 143
Pilgrim's Pride Corp
(d)
316 15
Sysco Corp 22,501 1,687
$ 2,365
Hand & Machine Tools - 0 .00%
Lincoln Electric Holdings Inc 1,129 217
Healthcare - Products - 5 .99%
10X Genomics Inc
(d)
4,854 78
Align Technology Inc
(d)
249,624 51,180
Bruker Corp 5,121 290
Danaher Corp 127,855 31,409
Edwards Lifesciences Corp
(d)
8,330 558
Exact Sciences Corp
(d)
5,293 365
GE HealthCare Technologies Inc 3,034 265
IDEXX Laboratories Inc
(d)
6,020 2,450
Inspire Medical Systems Inc
(d)
2,189 427
Insulet Corp
(d)
5,105 1,182
Intuitive Surgical Inc
(d)
506,903 255,398
Masimo Corp
(d)
1,594 230
Natera Inc
(d)
97,551 11,800
Penumbra Inc
(d)
34,485 7,893
Repligen Corp
(d)
555 74
ResMed Inc 2,916 707
Sonova Holding AG ADR 388,958 28,417
Stryker Corp 182,573 65,047
Thermo Fisher Scientific Inc 146,778 80,188
Waters Corp
(d)
2,643 854
West Pharmaceutical Services Inc 207,792 63,985
$ 602,797
Healthcare - Services - 1 .87%
Chemed Corp 103 56
Cigna Group/The 208,585 65,664
DaVita Inc
(d)
3,697 517
Elevance Health Inc 2,705 1,097
Fortrea Holdings Inc
(d)
505 8
HCA Healthcare Inc 3,375 1,211
IQVIA Holdings Inc
(d)
1,483 305
Medpace Holdings Inc
(d)
1,878 590
Molina Healthcare Inc
(d)
2,692 865
UnitedHealth Group Inc 208,309 117,591
$ 187,904
Home Furnishings - 0 .01%
SharkNinja Inc 1,068 99
Tempur Sealy International Inc 12,212 585
$ 684
Insurance - 1 .55%
Allstate Corp/The 3,010 561
Arthur J Gallagher & Co 1,087 306
Brown & Brown Inc 7,665 802
Equitable Holdings Inc 23,750 1,077
Everest Group Ltd 504 179
Kinsale Capital Group Inc 1,602 686

Schedule of Investments
LargeCap Growth Fund I
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Markel Group Inc
(d)
222 $ 342
Marsh & McLennan Cos Inc 4,941 1,078
Progressive Corp/The 620,788 150,746
RLI Corp 103 16
Ryan Specialty Holdings Inc 7,465 492
$ 156,285
Internet - 19 .92%
Airbnb Inc
(d)
31,906 4,301
Alphabet Inc - A Shares 1,912,814 327,302
Alphabet Inc - C Shares 1,268,525 219,062
Amazon.com Inc
(d)
3,327,987 620,337
Booking Holdings Inc 16,584 77,550
CDW Corp/DE 4,942 930
Coupang Inc
(d)
1,535,080 39,590
DoorDash Inc - Class A
(d)
22,074 3,459
Etsy Inc
(d)
5,540 285
Expedia Group Inc
(d)
9,215 1,440
GoDaddy Inc
(d)
10,297 1,718
Lyft Inc
(d)
18,168 236
MercadoLibre Inc
(d)
8,937 18,206
Meta Platforms Inc 558,312 316,887
Netflix Inc
(d)
201,919 152,657
Okta Inc
(d)
5,132 369
Palo Alto Networks Inc
(d)
22,495 8,106
Pinterest Inc
(d)
43,931 1,397
Roku Inc
(d)
1,527 98
Shopify Inc
(d)
532,323 41,633
Spotify Technology SA
(d)
43,731 16,840
TripAdvisor Inc
(d)
683 11
Trump Media & Technology Group Corp
(d),(g)
2,633 93
Uber Technologies Inc
(d)
2,131,292 153,559
VeriSign Inc
(d)
392 69
$ 2,006,135
Iron & Steel - 0 .00%
Cleveland-Cliffs Inc
(d)
10,928 142
Leisure Products & Services - 0 .02%
Norwegian Cruise Line Holdings Ltd
(d)
31,092 788
Planet Fitness Inc
(d)
3,454 271
Royal Caribbean Cruises Ltd 6,007 1,239
YETI Holdings Inc
(d)
1,778 63
$ 2,361
Lodging - 1 .51%
Choice Hotels International Inc
(g)
1,747 244
Hilton Worldwide Holdings Inc 641,789 150,724
Hyatt Hotels Corp 422 61
Las Vegas Sands Corp 26,029 1,350
Wyndham Hotels & Resorts Inc 488 43
Wynn Resorts Ltd 559 54
$ 152,476
Machinery - Construction & Mining - 0 .05%
BWX Technologies Inc 1,283 156
Caterpillar Inc 5,081 1,912
Vertiv Holdings Co 26,030 2,845
$ 4,913
Machinery - Diversified - 0 .38%
Cognex Corp 372 15
Ingersoll Rand Inc 398,309 38,238
Rockwell Automation Inc 756 201
$ 38,454
Media - 0 .01%
FactSet Research Systems Inc 1,009 458
Liberty Broadband Corp - A Shares
(d)
148 12
Liberty Broadband Corp - C Shares
(d)
1,866 151
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
602 45
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
5,389 430
COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Nexstar Media Group Inc 875 $ 154
$ 1,250
Metal Fabrication & Hardware - 0 .00%
Advanced Drainage Systems Inc 1,939 291
Mining - 0 .01%
Southern Copper Corp 6,301 690
Miscellaneous Manufacturers - 0 .06%
3M Co 7,502 964
Axon Enterprise Inc
(d)
5,246 2,222
Carlisle Cos Inc 462 195
Illinois Tool Works Inc 8,102 2,115
$ 5,496
Office & Business Equipment - 0 .00%
Zebra Technologies Corp
(d)
804 307
Oil & Gas - 0 .04%
Civitas Resources Inc 2,213 108
EQT Corp 2,666 98
Hess Corp 13,162 1,770
Matador Resources Co 358 19
Permian Resources Corp 9,557 130
Texas Pacific Land Corp 1,366 1,593
Viper Energy Inc 2,165 112
Weatherford International PLC 5,269 416
$ 4,246
Oil & Gas Services - 0 .22%
Schlumberger NV 556,791 22,311
Packaging & Containers - 0 .00%
Sealed Air Corp 335 12
Pharmaceuticals - 3 .47%
AbbVie Inc 55,922 11,401
Becton Dickinson & Co 161,328 37,685
Cardinal Health Inc 10,541 1,144
Cencora Inc 12,130 2,767
Dexcom Inc
(d)
29,234 2,060
Eli Lilly & Co 175,423 145,556
McKesson Corp 4,102 2,053
Merck & Co Inc 185,142 18,944
Neurocrine Biosciences Inc
(d)
7,272 874
Zoetis Inc 710,967 127,106
$ 349,590
Pipelines - 0 .04%
Antero Midstream Corp 9,245 133
Cheniere Energy Inc 8,559 1,638
New Fortress Energy Inc
(g)
1,381 12
Targa Resources Corp 15,989 2,669
$ 4,452
Private Equity - 0 .11%
Blackstone Inc 51,559 8,649
KKR & Co Inc 14,121 1,952
$ 10,601
Real Estate - 1 .02%
CoStar Group Inc
(d)
1,411,988 102,779
Jones Lang LaSalle Inc
(d)
1,074 291
$ 103,070
REITs - 0 .11%
American Tower Corp 34,106 7,283
Equinix Inc 383 348
Iron Mountain Inc 12,105 1,498
Lamar Advertising Co 1,570 207
Public Storage 1,779 585
Simon Property Group Inc 6,046 1,023
$ 10,944
Retail - 3 .31%
AutoZone Inc
(d)
1,140 3,430
Burlington Stores Inc
(d)
4,623 1,146
CarMax Inc
(d)
766 56
Carvana Co
(d)
2,763 683

Schedule of Investments
LargeCap Growth Fund I
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Casey's General Stores Inc 461 $ 182
Cava Group Inc
(d)
5,510 736
Chipotle Mexican Grill Inc
(d)
628,674 35,061
Costco Wholesale Corp 219,329 191,733
Darden Restaurants Inc 4,595 735
Dick's Sporting Goods Inc 360 71
Domino's Pizza Inc 912 377
Dutch Bros Inc
(d)
3,149 104
Ferguson Enterprises Inc 971 191
Five Below Inc
(d)
3,163 300
Floor & Decor Holdings Inc
(d)
2,796 288
Freshpet Inc
(d)
1,064 141
Home Depot Inc/The 57,794 22,756
Lululemon Athletica Inc
(d)
8,797 2,621
McDonald's Corp 3,383 988
Murphy USA Inc 1,368 668
O'Reilly Automotive Inc
(d)
3,893 4,489
RH
(d)
195 62
Ross Stores Inc 341,131 47,663
Starbucks Corp 64,241 6,276
Texas Roadhouse Inc 4,872 931
TJX Cos Inc/The 48,928 5,530
Tractor Supply Co 7,862 2,088
Ulta Beauty Inc
(d)
3,043 1,123
Wendy's Co/The 6,829 131
Williams-Sonoma Inc 5,503 738
Wingstop Inc 2,125 611
Yum! Brands Inc 7,893 1,035
$ 332,944
Semiconductors - 12 .68%
Advanced Micro Devices Inc
(d)
361,431 52,071
Applied Materials Inc 55,864 10,144
ASML Holding NV - NY Reg Shares 48,399 32,551
Astera Labs Inc
(d)
200 14
Broadcom Inc 332,097 56,380
Entegris Inc 117,469 12,300
KLA Corp 9,836 6,553
Lam Research Corp 95,443 7,096
Lattice Semiconductor Corp
(d)
8,577 434
Marvell Technology Inc 1,501,986 120,324
MKS Instruments Inc 158 16
Monolithic Power Systems Inc 3,415 2,593
NVIDIA Corp 6,747,719 895,827
NXP Semiconductors NV 278,280 65,257
Onto Innovation Inc
(d)
886 176
QUALCOMM Inc 76,535 12,458
Teradyne Inc 10,387 1,103
Texas Instruments Inc 8,038 1,633
$ 1,276,930
Software - 22 .85%
Adobe Inc
(d)
311,108 148,735
Appfolio Inc
(d)
1,599 332
AppLovin Corp
(d)
19,079 3,232
Atlassian Corp
(d)
156,063 29,424
Autodesk Inc
(d)
465,330 132,060
Bentley Systems Inc 10,211 493
BILL Holdings Inc
(d)
2,071 121
Broadridge Financial Solutions Inc 7,798 1,644
Cadence Design Systems Inc
(d)
333,716 92,146
Cloudflare Inc
(d)
21,809 1,913
Confluent Inc
(d)
17,562 460
Datadog Inc
(d)
21,741 2,727
Dayforce Inc
(d)
1,093 78
DocuSign Inc
(d)
14,784 1,026
DoubleVerify Holdings Inc
(d)
6,579 112
Doximity Inc
(d)
417 17
Dropbox Inc - A Shares
(d)
5,371 139
Duolingo Inc
(d)
2,693 789
Dynatrace Inc
(d)
511,190 27,503
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Elastic NV
(d)
5,957 $ 478
Fair Isaac Corp
(d)
16,792 33,468
Fiserv Inc
(d)
687,588 136,074
Five9 Inc
(d)
4,991 147
Gitlab Inc
(d)
8,617 463
Guidewire Software Inc
(d)
2,735 509
HashiCorp Inc
(d)
8,050 273
HubSpot Inc
(d)
52,877 29,336
Intuit Inc 432,922 264,213
Magic Leap Inc
(d),(e),(f)
10,706 —
Manhattan Associates Inc
(d)
4,479 1,180
Microsoft Corp 2,208,304 897,344
MicroStrategy Inc
(d),(g)
680 166
MongoDB Inc
(d)
24,169 6,535
MSCI Inc 3,251 1,857
nCino Inc
(d)
4,108 153
Nutanix Inc
(d)
5,033 313
Oracle Corp 114,768 19,263
Palantir Technologies Inc
(d)
146,963 6,108
Paychex Inc 8,422 1,173
Paycom Software Inc 2,332 487
Paycor HCM Inc
(d)
1,264 19
Pegasystems Inc 3,186 253
Procore Technologies Inc
(d)
7,679 504
PTC Inc
(d)
5,247 972
RingCentral Inc
(d)
6,001 216
ROBLOX Corp
(d)
37,140 1,921
Salesforce Inc 58,096 16,927
SentinelOne Inc
(d)
3,228 83
ServiceNow Inc
(d)
258,807 241,465
Smartsheet Inc
(d)
9,761 551
Snowflake Inc - Class A
(d)
22,993 2,640
Stripe Inc - Class B
(d),(e),(f)
114,126 2,967
Synopsys Inc
(d)
11,086 5,694
Teradata Corp
(d)
6,926 223
Twilio Inc
(d)
2,467 199
Tyler Technologies Inc
(d)
2,621 1,587
UiPath Inc
(d)
27,864 344
Unity Software Inc
(d)
9,426 189
Veeva Systems Inc
(d)
330,201 68,956
Workday Inc
(d)
483,963 113,175
$ 2,301,376
Telecommunications - 0 .10%
Arista Networks Inc
(d)
18,814 7,271
Iridium Communications Inc 441 13
Motorola Solutions Inc 5,733 2,576
Ubiquiti Inc 152 40
$ 9,900
Toys, Games & Hobbies - 0 .01%
Hasbro Inc 8,859 581
Transportation - 0 .10%
Expeditors International of Washington Inc 1,647 196
Old Dominion Freight Line Inc 14,296 2,878
Saia Inc
(d)
1,153 563
Union Pacific Corp 21,342 4,953
XPO Inc
(d)
8,331 1,088
$ 9,678
TOTAL COMMON STOCKS $ 9,797,937
Total Investments $ 10,080,994
Other Assets and Liabilities -  (0.08)% (8,537)
TOTAL NET ASSETS - 100.00% $ 10,072,457

Schedule of Investments
LargeCap Growth Fund I
October 31, 2024
See accompanying notes.

(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $558 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $529 or 0.01% of net assets.
Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.75% $ 271,630 $ 2,979,068 $ 3,021,352 $ 229,346
$ 271,630 $ 2,979,068 $ 3,021,352 $ 229,346
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.75% $ 11,099 $ — $ — $ —
$ 11,099 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Magic Leap Inc 01/20/2016-10/12/2017 $ 5,204 $ — 0.00%
Nuro - Series C   0.00% 10/30/2020 4,612 1,445 0.02%
Rappi Inc - Series E   0.00% 09/08/2020 6,177 2,349 0.02%
Sila Nano Series F   0.00% 01/07/2021 4,277 2,026 0.02%
Stripe Inc - Class B 12/17/2019 1,791 2,967 0.03%
Waymo LLC Series A-2   0.00% 05/08/2020 4,188 3,916 0.04%
Total $ 12,703 0.13%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; December 2024 Long 341 $ 97,841 $ (2,113)
Total $ (2,113)
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 3 .55 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .31%
iShares Core S&P 500 ETF 47,300 $ 27,019
Money Market Funds - 3 .24%
BlackRock Liquidity FedFund - Institutional Class
4.75%
(a),(b)
5,503 6
Principal Government Money Market Fund - Class
R-6 4.75%
(a),(c)
280,734,050 280,734
$ 280,740
TOTAL INVESTMENT COMPANIES $ 307,759
COMMON STOCKS - 96 .25 % Shares Held Value (000's)
Advertising - 0 .06%
Interpublic Group of Cos Inc/The 64,951 $ 1,910
Omnicom Group Inc 33,834 3,417
$ 5,327
Aerospace & Defense - 1 .75%
Boeing Co/The
(d)
126,294 18,857
General Dynamics Corp 44,592 13,003
General Electric Co 187,507 32,210
Howmet Aerospace Inc 70,578 7,038
L3Harris Technologies Inc 32,806 8,118
Lockheed Martin Corp 36,685 20,032
Northrop Grumman Corp 23,773 12,101
RTX Corp 230,034 27,832
TransDigm Group Inc 9,704 12,638
$ 151,829
Agriculture - 0 .67%
Altria Group Inc 295,053 16,068
Archer-Daniels-Midland Co 82,683 4,565
Bunge Global SA 24,495 2,058
Philip Morris International Inc 268,867 35,679
$ 58,370
Airlines - 0 .16%
Delta Air Lines Inc 110,891 6,345
Southwest Airlines Co 103,611 3,169
United Airlines Holdings Inc
(d)
56,865 4,450
$ 13,964
Apparel - 0 .27%
Deckers Outdoor Corp
(d)
26,366 4,242
NIKE Inc 207,765 16,025
Ralph Lauren Corp 6,926 1,371
Tapestry Inc 39,812 1,889
$ 23,527
Automobile Manufacturers - 1 .78%
Cummins Inc 23,700 7,797
Ford Motor Co 675,174 6,948
General Motors Co 194,356 9,865
PACCAR Inc 90,653 9,453
Tesla Inc
(d)
479,802 119,879
$ 153,942
Automobile Parts & Equipment - 0 .05%
Aptiv PLC
(d)
45,957 2,612
BorgWarner Inc 39,387 1,324
$ 3,936
Banks - 4 .03%
Bank of America Corp 1,167,398 48,821
Bank of New York Mellon Corp/The 127,613 9,617
Citigroup Inc 329,909 21,170
Citizens Financial Group Inc 77,524 3,265
Fifth Third Bancorp 117,037 5,112
Goldman Sachs Group Inc/The 54,611 28,277
Huntington Bancshares Inc/OH 251,165 3,916
JPMorgan Chase & Co 492,005 109,186
KeyCorp 160,496 2,769
M&T Bank Corp 28,880 5,622
Morgan Stanley 215,425 25,043
Northern Trust Corp 34,869 3,505
PNC Financial Services Group Inc/The 68,738 12,941
Regions Financial Corp 158,251 3,778
State Street Corp 51,640 4,792
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Truist Financial Corp 231,574 $ 9,969
US Bancorp 269,846 13,036
Wells Fargo & Co 588,603 38,212
$ 349,031
Beverages - 1 .21%
Brown-Forman Corp - B Shares 31,700 1,396
Coca-Cola Co/The 670,762 43,807
Constellation Brands Inc 27,096 6,295
Keurig Dr Pepper Inc 182,911 6,027
Molson Coors Beverage Co 30,382 1,655
Monster Beverage Corp
(d)
121,961 6,425
PepsiCo Inc 237,528 39,449
$ 105,054
Biotechnology - 1 .18%
Amgen Inc 92,918 29,748
Biogen Inc
(d)
25,188 4,383
Corteva Inc 119,709 7,293
Gilead Sciences Inc 215,293 19,122
Incyte Corp
(d)
27,644 2,049
Moderna Inc
(d)
58,494 3,180
Regeneron Pharmaceuticals Inc
(d)
18,351 15,382
Vertex Pharmaceuticals Inc
(d)
44,633 21,244
$ 102,401
Building Materials - 0 .62%
Builders FirstSource Inc
(d)
20,139 3,452
Carrier Global Corp 145,183 10,558
Johnson Controls International plc 115,518 8,727
Martin Marietta Materials Inc 10,569 6,260
Masco Corp 37,742 3,016
Mohawk Industries Inc
(d)
9,060 1,216
Trane Technologies PLC 39,025 14,446
Vulcan Materials Co 22,837 6,256
$ 53,931
Chemicals - 1 .30%
Air Products and Chemicals Inc 38,444 11,938
Albemarle Corp 20,324 1,925
Celanese Corp 18,893 2,380
CF Industries Holdings Inc 31,199 2,565
Dow Inc 121,209 5,985
DuPont de Nemours Inc 72,197 5,992
Eastman Chemical Co 20,216 2,124
Ecolab Inc 43,792 10,761
FMC Corp 21,586 1,403
International Flavors & Fragrances Inc 44,211 4,396
Linde PLC 83,130 37,920
LyondellBasell Industries NV 44,972 3,906
Mosaic Co/The 55,102 1,475
PPG Industries Inc 40,344 5,023
Sherwin-Williams Co/The 40,133 14,399
$ 112,192
Commercial Services - 1 .47%
Automatic Data Processing Inc 70,518 20,397
Cintas Corp 59,248 12,194
Corpay Inc
(d)
12,007 3,959
Equifax Inc 21,398 5,671
Global Payments Inc 44,000 4,563
MarketAxess Holdings Inc 6,529 1,890
Moody's Corp 27,082 12,296
PayPal Holdings Inc
(d)
176,789 14,019
Quanta Services Inc 25,476 7,684
Rollins Inc 48,576 2,290
S&P Global Inc 55,372 26,599
United Rentals Inc 11,516 9,360
Verisk Analytics Inc 24,630 6,766
$ 127,688

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 8 .48%
Accenture PLC - Class A 108,319 $ 37,351
Amentum Holdings Inc
(d)
21,653 644
Apple Inc 2,629,195 593,961
Cognizant Technology Solutions Corp 85,713 6,393
Crowdstrike Holdings Inc
(d)
39,927 11,853
Dell Technologies Inc 49,745 6,150
EPAM Systems Inc
(d)
9,846 1,857
Fortinet Inc
(d)
109,788 8,636
Gartner Inc
(d)
13,326 6,696
Hewlett Packard Enterprise Co 224,749 4,380
HP Inc 169,217 6,011
International Business Machines Corp 159,291 32,929
Leidos Holdings Inc 23,296 4,267
NetApp Inc 35,548 4,099
Seagate Technology Holdings PLC 36,311 3,645
Super Micro Computer Inc
(d)
87,090 2,535
Western Digital Corp
(d)
56,466 3,688
$ 735,095
Consumer Products - 0 .21%
Avery Dennison Corp 13,923 2,882
Church & Dwight Co Inc 42,336 4,230
Clorox Co/The 21,420 3,396
Kimberly-Clark Corp 58,243 7,815
$ 18,323
Cosmetics & Personal Care - 1 .05%
Colgate-Palmolive Co 141,297 13,241
Estee Lauder Cos Inc/The 40,296 2,778
Kenvue Inc 331,183 7,594
Procter & Gamble Co/The 407,079 67,241
$ 90,854
Distribution & Wholesale - 0 .32%
Copart Inc
(d)
151,432 7,794
Fastenal Co 99,027 7,742
LKQ Corp 45,525 1,675
Pool Corp 6,616 2,393
WW Grainger Inc 7,682 8,521
$ 28,125
Diversified Financial Services - 3 .50%
American Express Co 97,119 26,230
Ameriprise Financial Inc 16,979 8,664
Blackrock Inc 24,078 23,621
Capital One Financial Corp 66,034 10,750
Cboe Global Markets Inc 18,095 3,865
Charles Schwab Corp/The 258,335 18,298
CME Group Inc 62,271 14,033
Discover Financial Services 43,418 6,444
Franklin Resources Inc 53,359 1,108
Intercontinental Exchange Inc 99,285 15,476
Invesco Ltd 77,818 1,349
Mastercard Inc 142,673 71,278
Nasdaq Inc 71,558 5,290
Raymond James Financial Inc 32,052 4,751
Synchrony Financial 68,346 3,769
T Rowe Price Group Inc 38,494 4,229
Visa Inc 288,863 83,727
$ 302,882
Electric - 2 .30%
AES Corp/The 122,938 2,027
Alliant Energy Corp 44,355 2,661
Ameren Corp 46,139 4,019
American Electric Power Co Inc 92,017 9,087
CenterPoint Energy Inc 112,699 3,328
CMS Energy Corp 51,659 3,596
Consolidated Edison Inc 59,805 6,081
Constellation Energy Corp 54,073 14,219
Dominion Energy Inc 145,076 8,636
DTE Energy Co 35,800 4,447
Duke Energy Corp 133,501 15,389
Edison International 66,781 5,503
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Entergy Corp 36,974 $ 5,723
Evergy Inc 39,767 2,404
Eversource Energy 61,800 4,070
Exelon Corp 172,927 6,796
FirstEnergy Corp 88,638 3,708
NextEra Energy Inc 355,284 28,156
NRG Energy Inc 35,689 3,226
PG&E Corp 369,624 7,474
Pinnacle West Capital Corp 19,638 1,724
PPL Corp 127,576 4,154
Public Service Enterprise Group Inc 86,146 7,702
Sempra 109,489 9,128
Southern Co/The 189,083 17,212
Vistra Corp 59,410 7,424
WEC Energy Group Inc 54,659 5,222
Xcel Energy Inc 96,408 6,441
$ 199,557
Electrical Components & Equipment - 0 .49%
AMETEK Inc 40,038 7,340
Eaton Corp PLC 68,843 22,827
Emerson Electric Co 99,036 10,723
Generac Holdings Inc
(d)
10,403 1,722
$ 42,612
Electronics - 0 .86%
Allegion plc 15,066 2,104
Amphenol Corp 208,254 13,957
Fortive Corp 60,584 4,327
Garmin Ltd 26,592 5,274
Honeywell International Inc 112,608 23,161
Hubbell Inc 9,283 3,964
Jabil Inc 19,618 2,415
Keysight Technologies Inc
(d)
30,183 4,498
Mettler-Toledo International Inc
(d)
3,670 4,741
TE Connectivity PLC 52,556 7,748
Trimble Inc
(d)
42,231 2,555
$ 74,744
Energy - Alternate Sources - 0 .06%
Enphase Energy Inc
(d)
23,419 1,945
First Solar Inc
(d)
18,512 3,600
$ 5,545
Engineering & Construction - 0 .04%
Jacobs Solutions Inc 21,653 3,044
Entertainment - 0 .05%
Caesars Entertainment Inc
(d)
37,411 1,498
Live Nation Entertainment Inc
(d)
27,082 3,173
$ 4,671
Environmental Control - 0 .32%
Pentair PLC 28,620 2,837
Republic Services Inc 35,303 6,990
Veralto Corp 42,730 4,367
Waste Management Inc 63,153 13,631
$ 27,825
Food - 0 .74%
Campbell Soup Co 34,075 1,590
Conagra Brands Inc 82,841 2,397
General Mills Inc 96,255 6,547
Hershey Co/The 25,537 4,535
Hormel Foods Corp 50,254 1,535
J M Smucker Co/The 18,406 2,089
Kellanova 46,391 3,742
Kraft Heinz Co/The 152,629 5,107
Kroger Co/The 114,833 6,404
Lamb Weston Holdings Inc 24,845 1,930
McCormick & Co Inc/MD 43,581 3,410
Mondelez International Inc 230,996 15,819
Sysco Corp 85,039 6,374
Tyson Foods Inc 49,427 2,896
$ 64,375

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Forest Products & Paper - 0 .04%
International Paper Co 60,070 $ 3,336
Gas - 0 .07%
Atmos Energy Corp 26,843 3,725
NiSource Inc 77,560 2,727
$ 6,452
Hand & Machine Tools - 0 .06%
Snap-on Inc 9,111 3,008
Stanley Black & Decker Inc 26,624 2,474
$ 5,482
Healthcare - Products - 3 .01%
Abbott Laboratories 300,875 34,110
Agilent Technologies Inc 50,453 6,575
Align Technology Inc
(d)
12,142 2,489
Baxter International Inc 88,223 3,150
Bio-Techne Corp 27,250 2,010
Boston Scientific Corp
(d)
254,657 21,396
Cooper Cos Inc/The
(d)
34,434 3,605
Danaher Corp 111,153 27,306
Edwards Lifesciences Corp
(d)
104,172 6,981
GE HealthCare Technologies Inc 78,964 6,898
Hologic Inc
(d)
40,167 3,248
IDEXX Laboratories Inc
(d)
14,233 5,792
Insulet Corp
(d)
12,125 2,807
Intuitive Surgical Inc
(d)
61,339 30,905
Medtronic PLC 221,796 19,795
ResMed Inc 25,409 6,161
Revvity Inc 21,329 2,529
Solventum Corp
(d)
23,894 1,734
STERIS PLC 17,054 3,783
Stryker Corp 59,288 21,123
Teleflex Inc 8,148 1,638
Thermo Fisher Scientific Inc 66,058 36,089
Waters Corp
(d)
10,266 3,317
West Pharmaceutical Services Inc 12,545 3,863
Zimmer Biomet Holdings Inc 35,218 3,766
$ 261,070
Healthcare - Services - 1 .92%
Catalent Inc
(d)
31,297 1,834
Centene Corp
(d)
90,966 5,664
Charles River Laboratories International Inc
(d)
8,929 1,595
Cigna Group/The 48,342 15,219
DaVita Inc
(d)
7,980 1,116
Elevance Health Inc 40,100 16,271
HCA Healthcare Inc 32,133 11,527
Humana Inc 20,821 5,368
IQVIA Holdings Inc
(d)
29,949 6,164
Labcorp Holdings Inc 14,520 3,314
Molina Healthcare Inc
(d)
10,134 3,255
Quest Diagnostics Inc 19,250 2,980
UnitedHealth Group Inc 159,684 90,142
Universal Health Services Inc 10,283 2,101
$ 166,550
Home Builders - 0 .29%
DR Horton Inc 50,744 8,576
Lennar Corp - A Shares 41,798 7,118
NVR Inc
(d)
533 4,879
PulteGroup Inc 35,887 4,648
$ 25,221
Insurance - 3 .72%
Aflac Inc 87,159 9,133
Allstate Corp/The 45,659 8,516
American International Group Inc 111,356 8,450
Aon PLC 37,567 13,782
Arch Capital Group Ltd
(d)
64,767 6,384
Arthur J Gallagher & Co 37,888 10,654
Assurant Inc 8,956 1,717
Berkshire Hathaway Inc - Class B
(d)
316,764 142,835
Brown & Brown Inc 40,943 4,284
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Chubb Ltd 64,962 $ 18,348
Cincinnati Financial Corp 27,019 3,805
Erie Indemnity Co 4,312 1,936
Everest Group Ltd 7,484 2,661
Globe Life Inc 15,531 1,640
Hartford Financial Services Group Inc/The 50,671 5,596
Loews Corp 31,508 2,488
Marsh & McLennan Cos Inc 85,039 18,559
MetLife Inc 101,729 7,978
Principal Financial Group Inc 36,844 3,036
Progressive Corp/The 101,278 24,593
Prudential Financial Inc 61,736 7,562
Travelers Cos Inc/The 39,416 9,694
W R Berkley Corp 51,989 2,972
Willis Towers Watson PLC 17,562 5,307
$ 321,930
Internet - 11 .52%
Airbnb Inc
(d)
76,088 10,256
Alphabet Inc - A Shares 1,013,177 173,365
Alphabet Inc - C Shares 830,583 143,433
Amazon.com Inc
(d)
1,615,313 301,094
Booking Holdings Inc 5,797 27,108
CDW Corp/DE 23,099 4,348
eBay Inc 84,562 4,863
Expedia Group Inc
(d)
21,557 3,370
F5 Inc
(d)
10,079 2,357
Gen Digital Inc 93,669 2,727
GoDaddy Inc
(d)
24,379 4,066
Match Group Inc
(d)
44,598 1,607
Meta Platforms Inc 377,798 214,431
Netflix Inc
(d)
74,215 56,109
Palo Alto Networks Inc
(d)
55,994 20,176
Uber Technologies Inc
(d)
363,308 26,176
VeriSign Inc
(d)
14,515 2,567
$ 998,053
Iron & Steel - 0 .11%
Nucor Corp 41,043 5,822
Steel Dynamics Inc 24,816 3,238
$ 9,060
Leisure Products & Services - 0 .16%
Carnival Corp
(d)
174,692 3,843
Norwegian Cruise Line Holdings Ltd
(d)
76,033 1,927
Royal Caribbean Cruises Ltd 40,954 8,451
$ 14,221
Lodging - 0 .31%
Hilton Worldwide Holdings Inc 42,614 10,008
Las Vegas Sands Corp 61,127 3,169
Marriott International Inc/MD 40,407 10,507
MGM Resorts International
(d)
39,923 1,472
Wynn Resorts Ltd 16,171 1,553
$ 26,709
Machinery - Construction & Mining - 0 .53%
Caterpillar Inc 83,853 31,546
GE Vernova Inc
(d)
47,521 14,335
$ 45,881
Machinery - Diversified - 0 .66%
Deere & Co 44,318 17,935
Dover Corp 23,771 4,501
IDEX Corp 13,092 2,810
Ingersoll Rand Inc 69,774 6,698
Nordson Corp 9,409 2,333
Otis Worldwide Corp 69,267 6,802
Rockwell Automation Inc 19,622 5,233
Westinghouse Air Brake Technologies Corp 30,294 5,695
Xylem Inc/NY 42,003 5,115
$ 57,122

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media - 0 .89%
Charter Communications Inc
(d)
16,786 $ 5,499
Comcast Corp - Class A 668,025 29,173
FactSet Research Systems Inc 6,579 2,987
Fox Corp - A Shares 38,848 1,631
Fox Corp - B Shares 22,814 889
News Corp - A Shares 65,423 1,783
News Corp - B Shares
(e)
19,412 564
Paramount Global - Class B 102,840 1,125
Walt Disney Co/The 313,619 30,170
Warner Bros Discovery Inc
(d)
385,841 3,137
$ 76,958
Mining - 0 .23%
Freeport-McMoRan Inc 248,471 11,186
Newmont Corp 198,421 9,016
$ 20,202
Miscellaneous Manufacturers - 0 .60%
3M Co 94,998 12,204
A O Smith Corp 20,744 1,558
Axon Enterprise Inc
(d)
12,414 5,257
Illinois Tool Works Inc 46,722 12,201
Parker-Hannifin Corp 22,229 14,095
Teledyne Technologies Inc
(d)
8,091 3,684
Textron Inc 32,401 2,606
$ 51,605
Office & Business Equipment - 0 .04%
Zebra Technologies Corp
(d)
8,920 3,407
Oil & Gas - 2 .60%
APA Corp 63,965 1,510
Chevron Corp 294,131 43,773
ConocoPhillips 200,812 21,997
Coterra Energy Inc 127,841 3,058
Devon Energy Corp 108,288 4,189
Diamondback Energy Inc 32,399 5,727
EOG Resources Inc 98,327 11,992
EQT Corp 102,724 3,753
Exxon Mobil Corp 768,283 89,720
Hess Corp 47,795 6,427
Marathon Oil Corp 96,733 2,679
Marathon Petroleum Corp 57,877 8,419
Occidental Petroleum Corp 116,435 5,835
Phillips 66 72,383 8,818
Valero Energy Corp 55,403 7,189
$ 225,086
Oil & Gas Services - 0 .24%
Baker Hughes Co 171,790 6,542
Halliburton Co 152,666 4,235
Schlumberger NV 245,557 9,839
$ 20,616
Packaging & Containers - 0 .16%
Amcor PLC 249,939 2,782
Ball Corp 52,494 3,110
Packaging Corp of America 15,420 3,530
Smurfit WestRock PLC 85,321 4,394
$ 13,816
Pharmaceuticals - 4 .66%
AbbVie Inc 305,449 62,272
Becton Dickinson & Co 49,983 11,676
Bristol-Myers Squibb Co 350,591 19,552
Cardinal Health Inc 42,168 4,576
Cencora Inc 30,165 6,880
CVS Health Corp 217,539 12,282
Dexcom Inc
(d)
69,295 4,884
Eli Lilly & Co 136,415 113,189
Henry Schein Inc
(d)
21,912 1,539
Johnson & Johnson 416,277 66,546
McKesson Corp 22,425 11,226
Merck & Co Inc 438,337 44,851
Pfizer Inc 979,922 27,732
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Viatris Inc 206,392 $ 2,394
Zoetis Inc 78,345 14,006
$ 403,605
Pipelines - 0 .41%
Kinder Morgan Inc 333,910 8,184
ONEOK Inc 101,003 9,785
Targa Resources Corp 37,885 6,325
Williams Cos Inc/The 210,786 11,039
$ 35,333
Private Equity - 0 .43%
Blackstone Inc 124,520 20,888
KKR & Co Inc 116,625 16,123
$ 37,011
Real Estate - 0 .14%
CBRE Group Inc
(d)
52,088 6,822
CoStar Group Inc
(d)
70,869 5,159
$ 11,981
REITs - 2 .06%
Alexandria Real Estate Equities Inc 26,922 3,003
American Tower Corp 80,771 17,248
AvalonBay Communities Inc 24,560 5,443
BXP Inc 25,126 2,024
Camden Property Trust 18,441 2,135
Crown Castle Inc 75,149 8,078
Digital Realty Trust Inc 53,222 9,486
Equinix Inc 16,419 14,910
Equity Residential 59,000 4,152
Essex Property Trust Inc 11,104 3,152
Extra Space Storage Inc 36,649 5,985
Federal Realty Investment Trust 13,008 1,442
Healthpeak Properties Inc 121,704 2,732
Host Hotels & Resorts Inc 121,472 2,094
Invitation Homes Inc 98,519 3,094
Iron Mountain Inc 50,726 6,276
Kimco Realty Corp 116,571 2,765
Mid-America Apartment Communities Inc 20,212 3,059
Prologis Inc 160,115 18,083
Public Storage 27,239 8,963
Realty Income Corp 150,598 8,941
Regency Centers Corp 28,248 2,018
SBA Communications Corp 18,585 4,265
Simon Property Group Inc 52,998 8,963
UDR Inc 51,903 2,190
Ventas Inc 71,444 4,679
VICI Properties Inc 181,084 5,751
Welltower Inc 100,072 13,498
Weyerhaeuser Co 125,773 3,919
$ 178,348
Retail - 4 .54%
AutoZone Inc
(d)
2,954 8,889
Best Buy Co Inc 33,944 3,070
CarMax Inc
(d)
26,991 1,954
Chipotle Mexican Grill Inc
(d)
236,820 13,207
Costco Wholesale Corp 76,665 67,019
Darden Restaurants Inc 20,486 3,278
Dollar General Corp 38,026 3,044
Dollar Tree Inc
(d)
34,940 2,258
Domino's Pizza Inc 6,048 2,502
Genuine Parts Co 24,092 2,763
Home Depot Inc/The 171,477 67,519
Lowe's Cos Inc 98,541 25,801
Lululemon Athletica Inc
(d)
19,887 5,924
McDonald's Corp 124,049 36,236
O'Reilly Automotive Inc
(d)
10,031 11,567
Ross Stores Inc 57,685 8,060
Starbucks Corp 195,961 19,145
Target Corp 80,003 12,004
TJX Cos Inc/The 195,433 22,090
Tractor Supply Co 18,654 4,953

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Ulta Beauty Inc
(d)
8,252 $ 3,045
Walgreens Boots Alliance Inc 123,905 1,172
Walmart Inc 751,107 61,553
Yum! Brands Inc 48,622 6,377
$ 393,430
Semiconductors - 11 .00%
Advanced Micro Devices Inc
(d)
279,880 40,322
Analog Devices Inc 85,809 19,145
Applied Materials Inc 143,179 25,998
Broadcom Inc 804,951 136,656
Intel Corp 737,878 15,879
KLA Corp 23,246 15,487
Lam Research Corp 225,460 16,763
Microchip Technology Inc 92,777 6,807
Micron Technology Inc 191,749 19,108
Monolithic Power Systems Inc 8,431 6,402
NVIDIA Corp 4,253,990 564,760
NXP Semiconductors NV 44,051 10,330
ON Semiconductor Corp
(d)
74,075 5,222
Qorvo Inc
(d)
16,405 1,169
QUALCOMM Inc 192,641 31,356
Skyworks Solutions Inc 27,620 2,419
Teradyne Inc 28,216 2,997
Texas Instruments Inc 157,891 32,077
$ 952,897
Shipbuilding - 0 .01%
Huntington Ingalls Industries Inc 6,782 1,254
Software - 10 .01%
Adobe Inc
(d)
76,676 36,657
Akamai Technologies Inc
(d)
26,203 2,649
ANSYS Inc
(d)
15,111 4,842
Autodesk Inc
(d)
37,255 10,573
Broadridge Financial Solutions Inc 20,182 4,255
Cadence Design Systems Inc
(d)
47,352 13,075
Dayforce Inc
(d)
27,340 1,940
Electronic Arts Inc 41,576 6,272
Fair Isaac Corp
(d)
4,241 8,453
Fidelity National Information Services Inc 94,344 8,465
Fiserv Inc
(d)
99,559 19,703
Intuit Inc 48,342 29,503
Jack Henry & Associates Inc 12,607 2,294
Microsoft Corp 1,285,369 522,310
MSCI Inc 13,601 7,769
Oracle Corp 276,407 46,392
Palantir Technologies Inc
(d)
348,235 14,473
Paychex Inc 55,426 7,722
Paycom Software Inc 8,414 1,759
PTC Inc
(d)
20,775 3,850
Roper Technologies Inc 18,538 9,968
Salesforce Inc 167,566 48,824
ServiceNow Inc
(d)
35,624 33,237
Synopsys Inc
(d)
26,496 13,609
Take-Two Interactive Software Inc
(d)
28,188 4,558
Tyler Technologies Inc
(d)
7,380 4,469
$ 867,621
Telecommunications - 1 .78%
Arista Networks Inc
(d)
44,546 17,214
AT&T Inc 1,239,926 27,948
Cisco Systems Inc 696,689 38,158
Corning Inc 133,177 6,338
Juniper Networks Inc 56,920 2,214
Motorola Solutions Inc 28,852 12,965
T-Mobile US Inc 84,743 18,911
Verizon Communications Inc 727,938 30,668
$ 154,416
Toys, Games & Hobbies - 0 .02%
Hasbro Inc 22,661 1,487
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 1 .01%
CH Robinson Worldwide Inc 20,282 $ 2,090
CSX Corp 335,260 11,278
Expeditors International of Washington Inc 24,405 2,904
FedEx Corp 38,972 10,672
JB Hunt Transport Services Inc 13,933 2,517
Norfolk Southern Corp 39,099 9,792
Old Dominion Freight Line Inc 32,609 6,565
Union Pacific Corp 105,348 24,448
United Parcel Service Inc 126,671 16,981
$ 87,247
Water - 0 .05%
American Water Works Co Inc 33,697 4,654
TOTAL COMMON STOCKS $ 8,340,905
Total Investments $ 8,648,664
Other Assets and Liabilities -  0.20% 17,315
TOTAL NET ASSETS - 100.00% $ 8,665,979
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $6 or 0.00%
of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $5 or 0.00% of net assets.

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2024
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.75% $ 140,635 $ 974,920 $ 834,821 $ 280,734
$ 140,635 $ 974,920 $ 834,821 $ 280,734
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.75% $ 8,914 $ — $ — $ —
$ 8,914 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; December 2024 Long 1,025 $ 294,098 $ 980
Total $ 980
Amounts in thousands except contracts.

Schedule of Investments
LargeCap Value Fund III
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 5 .12 % Shares Held Value (000's)
Exchange-Traded Funds - 2 .68%
Invesco Exchange-Traded Fund Trust - Invesco S&P
500 Pure Value ETF
1,146,183 $ 101,609
Money Market Funds - 2 .44%
BlackRock Liquidity FedFund - Institutional Class
4.75%
(a),(b)
1,885,798 1,886
Principal Government Money Market Fund - Class
R-6 4.75%
(a),(c)
90,343,605 90,344
$ 92,230
TOTAL INVESTMENT COMPANIES $ 193,839
COMMON STOCKS - 94 .67 % Shares Held Value (000's)
Advertising - 0 .02%
Interpublic Group of Cos Inc/The 10,468 $ 308
Omnicom Group Inc 5,385 544
$ 852
Aerospace & Defense - 1 .23%
Boeing Co/The
(d)
15,946 2,381
Curtiss-Wright Corp 1,057 365
General Dynamics Corp 92,115 26,861
General Electric Co 23,702 4,072
Hexcel Corp 2,256 132
Howmet Aerospace Inc 10,574 1,054
L3Harris Technologies Inc 5,236 1,296
Loar Holdings Inc
(d)
123 11
Lockheed Martin Corp 4,011 2,190
Northrop Grumman Corp 3,810 1,939
RTX Corp 36,893 4,464
Spirit AeroSystems Holdings Inc
(d)
3,118 101
TransDigm Group Inc 1,204 1,568
$ 46,434
Agriculture - 1 .69%
Altria Group Inc 47,763 2,601
Archer-Daniels-Midland Co 13,212 729
Bunge Global SA 3,917 329
Darling Ingredients Inc
(d)
4,504 176
Philip Morris International Inc 453,132 60,131
$ 63,966
Airlines - 0 .07%
Alaska Air Group Inc
(d)
3,480 167
American Airlines Group Inc
(d)
16,322 219
Delta Air Lines Inc 17,900 1,024
Southwest Airlines Co 16,601 507
United Airlines Holdings Inc
(d)
9,099 712
$ 2,629
Apparel - 0 .07%
Birkenstock Holding Plc
(d)
1,170 54
Capri Holdings Ltd
(d)
3,285 65
Carter's Inc 1,045 57
Columbia Sportswear Co 1,023 82
Crocs Inc
(d)
1,388 150
NIKE Inc 12,774 985
PVH Corp 1,538 151
Ralph Lauren Corp 1,088 215
Skechers USA Inc
(d)
3,311 204
Tapestry Inc 6,294 299
Under Armour Inc - Class A
(d)
5,478 47
Under Armour Inc - Class C
(d)
5,875 46
VF Corp 10,233 212
$ 2,567
Automobile Manufacturers - 0 .15%
Cummins Inc 3,770 1,240
Ford Motor Co 109,079 1,122
General Motors Co 31,003 1,574
Lucid Group Inc
(d)
27,317 60
PACCAR Inc 14,294 1,491
Rivian Automotive Inc
(d),(e)
22,849 231
$ 5,718
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment - 0 .71%
Allison Transmission Holdings Inc 2,348 $ 251
Aptiv PLC
(d)
456,647 25,951
BorgWarner Inc 6,177 208
Gentex Corp 6,213 188
Lear Corp 1,609 154
QuantumScape Corp
(d)
9,829 51
$ 26,803
Banks - 8 .96%
Bank of America Corp 2,031,922 84,975
Bank of New York Mellon Corp/The 20,489 1,544
Bank of Nova Scotia/The 489,140 25,185
Bank OZK 2,947 129
BOK Financial Corp 624 66
Citigroup Inc 53,262 3,418
Citizens Financial Group Inc 12,511 527
Columbia Banking System Inc 5,782 165
Comerica Inc 3,557 227
Commerce Bancshares Inc/MO 3,196 200
Cullen/Frost Bankers Inc 1,573 200
East West Bancorp Inc 3,837 374
Fifth Third Bancorp 18,974 829
First Citizens BancShares Inc/NC 332 643
First Hawaiian Inc 3,696 91
First Horizon Corp 15,167 263
FNB Corp/PA 9,864 143
Goldman Sachs Group Inc/The 68,453 35,444
Huntington Bancshares Inc/OH 40,113 625
JPMorgan Chase & Co 286,095 63,490
KeyCorp 25,716 444
M&T Bank Corp 111,154 21,640
Morgan Stanley 30,358 3,529
Northern Trust Corp 5,512 554
Pinnacle Financial Partners Inc 2,031 214
PNC Financial Services Group Inc/The 11,038 2,078
Popular Inc 1,822 163
Prosperity Bancshares Inc 2,554 187
Regions Financial Corp 25,523 609
SouthState Corp 136,848 13,347
State Street Corp 8,379 777
Synovus Financial Corp 3,917 195
Truist Financial Corp 37,087 1,597
US Bancorp 385,176 18,608
Webster Financial Corp 4,582 237
Wells Fargo & Co 861,582 55,934
Western Alliance Bancorp 2,988 249
Wintrust Financial Corp 1,731 201
Zions Bancorp NA 3,880 202
$ 339,303
Beverages - 1 .74%
Boston Beer Co Inc/The
(d)
198 58
Brown-Forman Corp - A Shares 1,335 58
Brown-Forman Corp - B Shares 4,623 204
Coca-Cola Co/The 46,069 3,009
Coca-Cola Consolidated Inc 171 192
Constellation Brands Inc 4,428 1,029
Keurig Dr Pepper Inc 1,046,536 34,483
Molson Coors Beverage Co 4,870 265
Monster Beverage Corp
(d)
4,062 214
PepsiCo Inc 159,676 26,519
$ 66,031
Biotechnology - 0 .34%
Alnylam Pharmaceuticals Inc
(d)
393 105
Amgen Inc 3,270 1,047
Biogen Inc
(d)
4,050 705
BioMarin Pharmaceutical Inc
(d)
5,249 346
Bio-Rad Laboratories Inc
(d)
553 198
Certara Inc
(d)
3,299 34
Corteva Inc 19,437 1,184
Exelixis Inc
(d)
1,305 43

Schedule of Investments
LargeCap Value Fund III
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Gilead Sciences Inc 34,686 $ 3,081
GRAIL Inc
(d),(e)
529 7
Illumina Inc
(d)
4,429 638
Incyte Corp
(d)
4,132 306
Ionis Pharmaceuticals Inc
(d)
280 11
Moderna Inc
(d)
8,984 488
Regeneron Pharmaceuticals Inc
(d)
2,655 2,225
Roivant Sciences Ltd
(d)
12,440 144
Royalty Pharma PLC 10,874 293
United Therapeutics Corp
(d)
1,192 446
Vertex Pharmaceuticals Inc
(d)
3,569 1,699
$ 13,000
Building Materials - 2 .94%
Armstrong World Industries Inc 799 112
AZEK Co Inc/The
(d)
1,175 52
Boise Cascade Co 181,702 24,172
Builders FirstSource Inc
(d)
3,036 520
Carrier Global Corp 23,312 1,695
CRH PLC 458,434 43,749
Eagle Materials Inc 228 65
Fortune Brands Innovations Inc 3,471 289
Hayward Holdings Inc
(d)
3,858 63
Johnson Controls International plc 473,239 35,753
Louisiana-Pacific Corp 535 53
Martin Marietta Materials Inc 1,604 950
Masco Corp 6,118 489
MDU Resources Group Inc 5,937 171
Mohawk Industries Inc
(d)
1,421 191
Owens Corning 2,402 425
Simpson Manufacturing Co Inc 1,025 184
Trane Technologies PLC 4,121 1,525
Vulcan Materials Co 2,705 741
$ 111,199
Chemicals - 2 .81%
Air Products and Chemicals Inc 195,948 60,848
Albemarle Corp 3,265 309
Ashland Inc 1,385 117
Axalta Coating Systems Ltd
(d)
844,910 32,039
Celanese Corp 2,234 281
CF Industries Holdings Inc 5,037 414
Chemours Co/The 4,244 77
Dow Inc 19,557 966
DuPont de Nemours Inc 11,624 965
Eastman Chemical Co 3,256 342
Ecolab Inc 881 217
Element Solutions Inc 6,355 172
FMC Corp 3,338 217
Huntsman Corp 4,531 100
International Flavors & Fragrances Inc 7,109 707
Linde PLC 13,317 6,075
LyondellBasell Industries NV 7,238 629
Mosaic Co/The 8,891 238
NewMarket Corp 193 101
Olin Corp 3,253 133
PPG Industries Inc 6,497 809
RPM International Inc 2,741 348
Sherwin-Williams Co/The 555 199
Westlake Corp 930 123
$ 106,426
Commercial Services - 0 .83%
ADT Inc 8,921 64
Affirm Holdings Inc
(d)
6,434 282
API Group Corp
(d)
6,318 216
Aramark 440,033 16,646
Automatic Data Processing Inc 789 228
Avis Budget Group Inc 287 24
Block Inc
(d)
8,925 645
Bright Horizons Family Solutions Inc
(d)
1,396 186
Cintas Corp 490 101
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Clarivate PLC
(d)
12,554 $ 83
Dun & Bradstreet Holdings Inc 9,299 111
Equifax Inc 2,705 717
Euronet Worldwide Inc
(d)
1,198 118
FTI Consulting Inc
(d)
938 183
Global Payments Inc 7,077 734
Grand Canyon Education Inc
(d)
609 84
GXO Logistics Inc
(d)
3,149 188
H&R Block Inc 2,995 179
ManpowerGroup Inc 1,307 82
MarketAxess Holdings Inc 1,053 305
PayPal Holdings Inc
(d)
28,365 2,249
Quanta Services Inc 2,777 838
R1 RCM Inc
(d)
4,442 63
RB Global Inc 5,091 431
Robert Half Inc 2,741 187
S&P Global Inc 8,667 4,163
Service Corp International/US 3,965 324
TransUnion 5,090 516
U-Haul Holding Co
(d)
138 10
U-Haul Holding Co 1,577 108
United Rentals Inc 1,396 1,135
Vestis Corp 4,084 55
WEX Inc
(d)
1,011 174
WillScot Holdings Corp
(d)
3,616 120
$ 31,549
Computers - 3 .64%
Accenture PLC - Class A 93,250 32,154
Amdocs Ltd 3,186 280
Amentum Holdings Inc
(d)
3,676 109
Apple Inc 113,308 25,597
CACI International Inc
(d)
52,861 29,209
Cognizant Technology Solutions Corp 276,935 20,657
Crane NXT Co 1,398 76
Dell Technologies Inc 6,329 782
DXC Technology Co
(d)
4,960 99
EPAM Systems Inc
(d)
1,452 274
Fortinet Inc
(d)
3,114 245
Genpact Ltd 4,714 180
Globant SA
(d)
286 60
Hewlett Packard Enterprise Co 36,047 703
HP Inc 559,695 19,881
International Business Machines Corp 25,447 5,260
KBR Inc 3,261 219
Kyndryl Holdings Inc
(d)
6,305 144
Leidos Holdings Inc 3,752 687
Lumentum Holdings Inc
(d)
1,942 124
NetApp Inc 3,166 365
Parsons Corp
(d)
1,269 137
Pure Storage Inc
(d)
1,019 51
Science Applications International Corp 1,368 197
Western Digital Corp
(d)
9,069 592
$ 138,082
Consumer Products - 0 .56%
Avery Dennison Corp 1,393 288
Church & Dwight Co Inc 202,765 20,259
Kimberly-Clark Corp 5,508 739
Reynolds Consumer Products Inc 1,579 43
Spectrum Brands Holdings Inc 753 67
$ 21,396
Cosmetics & Personal Care - 0 .29%
Colgate-Palmolive Co 10,168 953
Coty Inc
(d)
10,577 79
Estee Lauder Cos Inc/The 4,098 282
Kenvue Inc 53,198 1,220
Perrigo Co PLC 3,758 96
Procter & Gamble Co/The 50,875 8,404
$ 11,034

Schedule of Investments
LargeCap Value Fund III
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale - 0 .04%
Copart Inc
(d)
1,824 $ 94
Core & Main Inc
(d)
1,749 77
Fastenal Co 2,410 188
LKQ Corp 7,398 272
SiteOne Landscape Supply Inc
(d)
824 115
Watsco Inc
(e)
940 445
WESCO International Inc 1,167 224
WW Grainger Inc 160 178
$ 1,593
Diversified Financial Services - 2 .43%
Affiliated Managers Group Inc 870 169
Air Lease Corp 2,892 128
Ally Financial Inc 6,592 231
American Express Co 118,519 32,010
Ameriprise Financial Inc 245 125
Apollo Global Management Inc 3,657 524
Blackrock Inc 4,095 4,017
Capital One Financial Corp 10,525 1,713
Cboe Global Markets Inc 2,938 627
Charles Schwab Corp/The 37,296 2,642
CME Group Inc 9,959 2,244
Coinbase Global Inc
(d)
893 160
Credit Acceptance Corp
(d)
37 16
Discover Financial Services 6,952 1,032
Evercore Inc - Class A 1,004 265
Franklin Resources Inc 8,093 168
Houlihan Lokey Inc 1,320 228
Interactive Brokers Group Inc - A Shares 2,893 441
Intercontinental Exchange Inc 15,795 2,462
Invesco Ltd 10,377 180
Janus Henderson Group PLC 3,584 148
Jefferies Financial Group Inc 3,470 222
Lazard Inc 193 10
Nasdaq Inc 11,402 843
OneMain Holdings Inc 3,130 155
Raymond James Financial Inc 5,260 780
Rocket Cos Inc
(d)
3,796 61
SEI Investments Co 2,711 203
SLM Corp 5,988 132
SoFi Technologies Inc
(d)
23,335 261
Stifel Financial Corp 2,765 287
Synchrony Financial 10,931 603
T Rowe Price Group Inc 6,099 670
TPG Inc 1,752 119
Tradeweb Markets Inc 1,881 239
UWM Holdings Corp 1,732 11
Virtu Financial Inc 2,559 79
Visa Inc 128,424 37,224
Voya Financial Inc 2,718 218
Western Union Co/The 8,565 92
XP Inc 10,413 182
$ 91,921
Electric - 6 .91%
AES Corp/The 19,699 325
Alliant Energy Corp 7,121 427
Ameren Corp 7,397 644
American Electric Power Co Inc 14,659 1,448
Avangrid Inc 2,066 74
Brookfield Renewable Corp 3,747 115
CenterPoint Energy Inc 17,599 520
Clearway Energy Inc - Class A 1,006 27
Clearway Energy Inc - Class C 2,381 68
CMS Energy Corp 8,272 576
Consolidated Edison Inc 9,626 979
Constellation Energy Corp 7,332 1,928
Dominion Energy Inc 23,287 1,386
DTE Energy Co 211,366 26,256
Duke Energy Corp 21,444 2,472
Edison International 10,572 871
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Entergy Corp 430,063 $ 66,565
Evergy Inc 6,191 374
Eversource Energy 9,763 643
Exelon Corp 27,799 1,092
FirstEnergy Corp 15,998 669
IDACORP Inc 1,402 145
NextEra Energy Inc 362,682 28,742
NRG Energy Inc 3,384 306
OGE Energy Corp 5,369 215
PG&E Corp 59,385 1,201
Pinnacle West Capital Corp 341,795 30,012
PPL Corp 20,519 668
Public Service Enterprise Group Inc 13,858 1,239
Sempra 17,604 1,468
Southern Co/The 312,729 28,467
WEC Energy Group Inc 281,287 26,871
Xcel Energy Inc 520,885 34,801
$ 261,594
Electrical Components & Equipment - 0 .54%
Acuity Brands Inc 820 246
AMETEK Inc 6,419 1,177
Eaton Corp PLC 11,060 3,667
Emerson Electric Co 15,883 1,720
Generac Holdings Inc
(d)
833 138
Littelfuse Inc 54,166 13,251
Universal Display Corp 642 116
$ 20,315
Electronics - 1 .64%
Allegion plc 2,433 340
Amphenol Corp 13,693 918
Arrow Electronics Inc
(d)
1,441 171
Avnet Inc 2,490 135
Coherent Corp
(d)
3,677 340
Fortive Corp 9,781 699
Garmin Ltd 4,307 854
Honeywell International Inc 140,767 28,953
Hubbell Inc 62,103 26,519
Jabil Inc 2,795 344
Keysight Technologies Inc
(d)
4,846 722
Mettler-Toledo International Inc
(d)
585 756
nVent Electric PLC 4,595 343
Sensata Technologies Holding PLC 4,144 142
TD SYNNEX Corp 2,070 239
Trimble Inc
(d)
6,771 409
Vontier Corp 4,282 159
Woodward Inc 1,658 272
$ 62,315
Energy - Alternate Sources - 0 .02%
First Solar Inc
(d)
2,969 577
Engineering & Construction - 1 .18%
AECOM 142,850 15,256
EMCOR Group Inc 779 348
Jacobs Solutions Inc 203,070 28,548
MasTec Inc
(d)
1,678 206
TopBuild Corp
(d)
836 295
$ 44,653
Entertainment - 0 .02%
Caesars Entertainment Inc
(d)
5,773 231
Liberty Media Corp-Liberty Live - A Shares
(d)
568 32
Liberty Media Corp-Liberty Live - C Shares
(d)
1,358 79
Madison Square Garden Sports Corp
(d)
475 106
Marriott Vacations Worldwide Corp 1,070 82
Penn Entertainment Inc
(d)
4,347 86
TKO Group Holdings Inc
(d)
1,822 213
Vail Resorts Inc 167 28
$ 857

Schedule of Investments
LargeCap Value Fund III
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Environmental Control - 0 .78%
Clean Harbors Inc
(d)
1,393 $ 322
Pentair PLC 4,591 455
Republic Services Inc 5,710 1,131
Stericycle Inc
(d)
2,622 161
Tetra Tech Inc 5,925 290
Veralto Corp 3,778 386
Waste Management Inc 124,141 26,796
$ 29,541
Food - 0 .91%
Albertsons Cos Inc 11,563 209
Campbell Soup Co 5,339 249
Conagra Brands Inc 13,241 383
Flowers Foods Inc 5,197 116
General Mills Inc 15,476 1,053
Grocery Outlet Holding Corp
(d)
2,758 39
Hershey Co/The 136,022 24,155
Hormel Foods Corp 8,058 246
Ingredion Inc 1,754 233
J M Smucker Co/The 2,874 326
Kellanova 7,289 588
Kraft Heinz Co/The 24,693 826
Kroger Co/The 18,436 1,028
Lamb Weston Holdings Inc 2,618 203
McCormick & Co Inc/MD 7,003 548
Mondelez International Inc 37,216 2,549
Performance Food Group Co
(d)
3,642 296
Pilgrim's Pride Corp
(d)
1,193 58
Post Holdings Inc
(d)
1,408 154
Seaboard Corp 8 22
Sysco Corp 5,250 393
Tyson Foods Inc 7,820 458
US Foods Holding Corp
(d)
6,367 393
$ 34,525
Forest Products & Paper - 0 .01%
International Paper Co 9,628 535
Gas - 0 .03%
Atmos Energy Corp 4,183 580
National Fuel Gas Co 2,658 161
NiSource Inc 12,539 441
UGI Corp 5,819 139
$ 1,321
Hand & Machine Tools - 0 .48%
Lincoln Electric Holdings Inc 1,062 205
MSA Safety Inc 1,054 175
Regal Rexnord Corp 1,850 308
Snap-on Inc 1,417 468
Stanley Black & Decker Inc 184,164 17,116
$ 18,272
Healthcare - Products - 3 .94%
10X Genomics Inc
(d)
941 15
Abbott Laboratories 388,939 44,094
Agilent Technologies Inc 8,141 1,061
Align Technology Inc
(d)
826 169
Avantor Inc
(d)
1,209,977 27,067
Azenta Inc
(d)
1,685 69
Baxter International Inc 14,149 505
Bio-Techne Corp 4,316 318
Boston Scientific Corp
(d)
40,821 3,430
Bruker Corp 1,180 67
Cooper Cos Inc/The
(d)
5,428 568
Danaher Corp 111,853 27,478
DENTSPLY SIRONA Inc 5,604 130
Edwards Lifesciences Corp
(d)
13,439 900
Enovis Corp
(d)
1,523 63
Envista Holdings Corp
(d)
5,283 111
Exact Sciences Corp
(d)
3,040 209
GE HealthCare Technologies Inc 11,077 968
Globus Medical Inc
(d)
3,002 221
Hologic Inc
(d)
6,326 512
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Masimo Corp
(d)
563 $ 81
Medtronic PLC 325,968 29,093
QIAGEN NV
(d)
6,142 259
QuidelOrtho Corp
(d)
1,552 59
Repligen Corp
(d)
1,360 183
ResMed Inc 2,941 713
Revvity Inc 3,425 406
Solventum Corp
(d)
3,915 284
STERIS PLC 2,744 609
Stryker Corp 7,042 2,509
Teleflex Inc 1,317 265
Thermo Fisher Scientific Inc 10,579 5,779
Waters Corp
(d)
611 197
West Pharmaceutical Services Inc 814 251
Zimmer Biomet Holdings Inc 5,686 608
$ 149,251
Healthcare - Services - 3 .50%
Acadia Healthcare Co Inc
(d)
2,640 113
Amedisys Inc
(d)
931 88
Catalent Inc
(d)
5,034 295
Centene Corp
(d)
14,573 907
Charles River Laboratories International Inc
(d)
1,425 254
Chemed Corp 383 207
Cigna Group/The 7,012 2,207
Elevance Health Inc 72,403 29,378
Encompass Health Corp 2,723 271
Fortrea Holdings Inc
(d)
2,208 37
HCA Healthcare Inc 3,934 1,411
Humana Inc 3,327 858
IQVIA Holdings Inc
(d)
4,445 915
Labcorp Holdings Inc 2,342 535
Molina Healthcare Inc
(d)
569 183
Quest Diagnostics Inc 3,091 479
Sotera Health Co
(d)
4,399 69
Tenet Healthcare Corp
(d)
2,619 406
UnitedHealth Group Inc 165,945 93,676
Universal Health Services Inc 1,616 330
$ 132,619
Home Builders - 0 .12%
DR Horton Inc 8,246 1,394
Lennar Corp - A Shares 6,587 1,122
Lennar Corp - B Shares 312 50
NVR Inc
(d)
79 723
PulteGroup Inc 5,708 739
Thor Industries Inc 1,410 147
Toll Brothers Inc 2,817 412
$ 4,587
Home Furnishings - 0 .01%
Dolby Laboratories Inc 1,621 118
Leggett & Platt Inc 3,849 46
SharkNinja Inc 1,546 143
Whirlpool Corp 1,467 152
$ 459
Housewares - 0 .01%
Newell Brands Inc 12,759 112
Scotts Miracle-Gro Co/The
(e)
1,178 103
$ 215
Insurance - 4 .50%
Aflac Inc 15,466 1,621
Allstate Corp/The 6,163 1,150
American Financial Group Inc/OH 1,999 258
American International Group Inc 436,112 33,093
Aon PLC 5,429 1,992
Arch Capital Group Ltd
(d)
10,025 988
Arthur J Gallagher & Co 97,784 27,497
Assurant Inc 1,451 278
Assured Guaranty Ltd 1,541 129
Axis Capital Holdings Ltd 2,209 173
Berkshire Hathaway Inc - Class B
(d)
104,609 47,170

Schedule of Investments
LargeCap Value Fund III
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Brighthouse Financial Inc
(d)
1,898 $ 90
Brown & Brown Inc 3,722 389
Chubb Ltd 11,211 3,166
Cincinnati Financial Corp 4,257 599
CNA Financial Corp 603 29
Corebridge Financial Inc 6,865 218
Everest Group Ltd 998 355
Fidelity National Financial Inc 7,214 434
First American Financial Corp 2,843 182
Globe Life Inc 2,443 258
Hanover Insurance Group Inc/The 990 147
Hartford Financial Services Group Inc/The 8,100 895
Kemper Corp 1,749 109
Lincoln National Corp 4,717 164
Loews Corp 5,040 398
Markel Group Inc
(d)
271 418
Marsh & McLennan Cos Inc 11,792 2,573
MetLife Inc 16,310 1,279
MGIC Investment Corp 7,167 179
Old Republic International Corp 6,767 236
Primerica Inc 966 267
Progressive Corp/The 60,271 14,635
Prudential Financial Inc 9,994 1,224
Reinsurance Group of America Inc 1,832 387
RenaissanceRe Holdings Ltd 1,405 369
RLI Corp 1,108 173
Travelers Cos Inc/The 6,353 1,562
Unum Group 5,106 328
W R Berkley Corp 8,134 465
White Mountains Insurance Group Ltd 70 126
Willis Towers Watson PLC 80,654 24,373
$ 170,376
Internet - 1 .53%
Alphabet Inc - A Shares 309,524 52,962
Booking Holdings Inc 60 281
CDW Corp/DE 1,859 350
DoorDash Inc - Class A
(d)
1,203 189
eBay Inc 14,064 809
Etsy Inc
(d)
1,244 64
F5 Inc
(d)
1,630 381
Gen Digital Inc 15,063 439
IAC Inc
(d)
2,153 103
Lyft Inc
(d)
3,079 40
Maplebear Inc
(d)
4,618 204
Match Group Inc
(d)
7,112 256
Okta Inc
(d)
2,562 184
Robinhood Markets Inc
(d)
18,451 433
Roku Inc
(d)
2,881 185
TripAdvisor Inc
(d)
3,125 50
Trump Media & Technology Group Corp
(d),(e)
591 21
VeriSign Inc
(d)
2,174 384
Wayfair Inc
(d),(e)
2,601 111
Zillow Group Inc - A Shares
(d)
1,291 75
Zillow Group Inc - C Shares
(d),(e)
4,478 269
$ 57,790
Iron & Steel - 0 .06%
ATI Inc
(d)
3,308 174
Cleveland-Cliffs Inc
(d)
8,599 111
Nucor Corp 6,667 946
Reliance Inc 1,566 448
Steel Dynamics Inc 4,136 540
United States Steel Corp 6,194 241
$ 2,460
Leisure Products & Services - 1 .46%
Amer Sports Inc
(d)
1,693 30
Brunswick Corp/DE 1,872 149
Carnival Corp
(d)
2,455,286 54,016
Harley-Davidson Inc 3,356 107
Planet Fitness Inc
(d)
1,223 96
COMMON STOCKS (continued) Shares Held Value (000’s)
Leisure Products & Services (continued)
Polaris Inc 1,556 $ 109
Royal Caribbean Cruises Ltd 4,307 889
YETI Holdings Inc
(d)
1,639 58
$ 55,454
Lodging - 1 .79%
Boyd Gaming Corp 1,904 132
Choice Hotels International Inc 119 17
Hilton Worldwide Holdings Inc 3,331 782
Hyatt Hotels Corp 1,069 156
Las Vegas Sands Corp 796,459 41,296
Marriott International Inc/MD 6,348 1,651
MGM Resorts International
(d)
6,463 238
Travel + Leisure Co 1,858 89
Wyndham Hotels & Resorts Inc 2,039 180
Wynn Resorts Ltd 242,920 23,325
$ 67,866
Machinery - Construction & Mining - 1 .24%
BWX Technologies Inc 1,944 237
Caterpillar Inc 11,626 4,374
GE Vernova Inc
(d)
7,545 2,276
Oshkosh Corp 1,747 178
Vertiv Holdings Co 366,377 40,041
$ 47,106
Machinery - Diversified - 0 .30%
AGCO Corp 1,772 177
CNH Industrial NV 24,263 272
Cognex Corp 4,621 186
Crane Co 1,308 206
Deere & Co 6,981 2,825
Dover Corp 3,816 722
Esab Corp 1,611 198
Flowserve Corp 3,523 185
Gates Industrial Corp PLC
(d)
5,683 110
Graco Inc 4,650 379
IDEX Corp 2,110 453
Ingersoll Rand Inc 11,216 1,077
Middleby Corp/The
(d)
1,476 191
Nordson Corp 1,584 393
Otis Worldwide Corp 11,228 1,103
Rockwell Automation Inc 2,867 765
Toro Co/The 2,904 234
Westinghouse Air Brake Technologies Corp 4,868 915
Xylem Inc/NY 6,718 818
$ 11,209
Media - 1 .51%
Charter Communications Inc
(d)
2,583 846
Comcast Corp - Class A 1,106,646 48,327
FactSet Research Systems Inc 702 319
Fox Corp - A Shares 6,352 267
Fox Corp - B Shares 3,667 143
Liberty Broadband Corp - A Shares
(d)
380 30
Liberty Broadband Corp - C Shares
(d)
2,361 191
Liberty Global Ltd - A Shares
(d)
4,599 91
Liberty Global Ltd - C Shares
(d)
4,689 97
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
411 31
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
3,696 295
New York Times Co/The 4,470 250
News Corp - A Shares 10,573 288
News Corp - B Shares 3,494 101
Nexstar Media Group Inc 584 103
Paramount Global - Class A
(e)
266 6
Paramount Global - Class B 16,794 184
Sirius XM Holdings Inc 7,108 189
Walt Disney Co/The 50,959 4,902
Warner Bros Discovery Inc
(d)
67,307 547
$ 57,207

Schedule of Investments
LargeCap Value Fund III
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Metal Fabrication & Hardware - 0 .02%
Advanced Drainage Systems Inc 1,243 $ 186
RBC Bearings Inc
(d)
758 213
Timken Co/The 1,792 149
Valmont Industries Inc 571 178
$ 726
Mining - 0 .10%
Alcoa Corp 6,940 278
Freeport-McMoRan Inc 39,768 1,790
MP Materials Corp
(d),(e)
3,592 65
Newmont Corp 32,075 1,457
Royal Gold Inc 1,832 268
$ 3,858
Miscellaneous Manufacturers - 0 .20%
3M Co 12,507 1,607
A O Smith Corp 3,311 249
Carlisle Cos Inc 1,085 458
Donaldson Co Inc 3,338 244
Illinois Tool Works Inc 5,146 1,344
ITT Inc 2,297 322
Parker-Hannifin Corp 3,531 2,239
Teledyne Technologies Inc
(d)
1,265 576
Textron Inc 5,165 415
$ 7,454
Office & Business Equipment - 0 .01%
Zebra Technologies Corp
(d)
1,096 419
Oil & Gas - 5 .73%
Antero Resources Corp
(d)
8,062 209
APA Corp 10,053 237
Chevron Corp 216,542 32,226
Chord Energy Corp 1,720 215
Civitas Resources Inc 2,009 98
ConocoPhillips 32,566 3,567
Coterra Energy Inc 20,611 493
Devon Energy Corp 17,486 676
Diamondback Energy Inc 5,219 923
EOG Resources Inc 116,703 14,233
EQT Corp 15,330 560
Expand Energy Corp 6,262 531
Exxon Mobil Corp 698,362 81,555
Hess Corp 205,102 27,582
HF Sinclair Corp 4,349 168
Marathon Oil Corp 15,493 429
Marathon Petroleum Corp 9,795 1,425
Matador Resources Co 3,012 157
Occidental Petroleum Corp 18,476 926
Ovintiv Inc 7,455 292
Permian Resources Corp 1,227,864 16,736
Phillips 66 182,543 22,237
Range Resources Corp 6,367 191
Valero Energy Corp 88,600 11,497
Viper Energy Inc 1,988 103
$ 217,266
Oil & Gas Services - 0 .76%
Baker Hughes Co 27,732 1,056
Halliburton Co 922,011 25,577
NOV Inc 11,180 173
Schlumberger NV 39,703 1,591
TechnipFMC PLC 11,917 318
$ 28,715
Packaging & Containers - 0 .10%
Amcor PLC 39,964 445
AptarGroup Inc 1,840 309
Ardagh Group SA
(d),(f)
412 —
Ball Corp 8,497 503
Berry Global Group Inc 3,107 219
Crown Holdings Inc 3,236 303
Graphic Packaging Holding Co 8,451 239
Packaging Corp of America 2,470 565
COMMON STOCKS (continued) Shares Held Value (000’s)
Packaging & Containers (continued)
Sealed Air Corp 3,816 $ 138
Silgan Holdings Inc 2,427 126
Smurfit WestRock PLC 14,321 737
Sonoco Products Co 2,716 143
$ 3,727
Pharmaceuticals - 3 .96%
AbbVie Inc 27,917 5,691
Becton Dickinson & Co 116,726 27,266
BellRing Brands Inc
(d)
3,493 230
Bristol-Myers Squibb Co 56,368 3,144
Cardinal Health Inc 2,753 299
CVS Health Corp 35,055 1,979
Elanco Animal Health Inc
(d)
13,976 177
Henry Schein Inc
(d)
3,555 250
Jazz Pharmaceuticals PLC
(d)
1,731 190
Johnson & Johnson 228,187 36,478
McKesson Corp 2,031 1,017
Merck & Co Inc 312,564 31,982
Organon & Co 7,684 144
Pfizer Inc 157,271 4,451
Premier Inc 2,889 58
Sanofi SA ADR 681,051 36,014
Viatris Inc 32,974 382
Zoetis Inc 2,229 398
$ 150,150
Pipelines - 1 .33%
Antero Midstream Corp 6,440 92
Cheniere Energy Inc 3,124 598
DT Midstream Inc 2,604 235
Enbridge Inc 1,107,417 44,740
Kinder Morgan Inc 53,857 1,320
New Fortress Energy Inc
(e)
840 7
ONEOK Inc 16,216 1,571
Williams Cos Inc/The 33,812 1,771
$ 50,334
Private Equity - 0 .06%
Carlyle Group Inc/The 6,086 304
KKR & Co Inc 13,331 1,843
$ 2,147
Real Estate - 0 .06%
CBRE Group Inc
(d)
8,504 1,114
CoStar Group Inc
(d)
11,277 821
Howard Hughes Holdings Inc
(d)
851 64
Jones Lang LaSalle Inc
(d)
871 236
Seaport Entertainment Group Inc
(d)
212 6
$ 2,241
REITs - 3 .95%
AGNC Investment Corp 20,297 189
Agree Realty Corp 2,655 197
Alexandria Real Estate Equities Inc 4,817 537
American Homes 4 Rent 9,383 331
Americold Realty Trust Inc 7,633 196
Annaly Capital Management Inc 13,904 264
AvalonBay Communities Inc 3,946 875
Brixmor Property Group Inc 8,050 217
BXP Inc 4,366 352
Camden Property Trust 2,881 334
Cousins Properties Inc 4,396 135
Crown Castle Inc 12,080 1,299
CubeSmart 6,218 298
Digital Realty Trust Inc 8,978 1,600
EastGroup Properties Inc 1,335 229
EPR Properties 2,157 98
Equinix Inc 2,487 2,258
Equity LifeStyle Properties Inc 5,125 359
Equity Residential 10,498 739
Essex Property Trust Inc 1,752 497
Extra Space Storage Inc 5,817 950
Federal Realty Investment Trust 226,370 25,091

Schedule of Investments
LargeCap Value Fund III
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
First Industrial Realty Trust Inc 3,543 $ 186
Gaming and Leisure Properties Inc 7,241 363
Healthcare Realty Trust Inc 10,213 176
Healthpeak Properties Inc 19,364 435
Highwoods Properties Inc 3,024 101
Host Hotels & Resorts Inc 19,365 334
Invitation Homes Inc 17,003 534
Iron Mountain Inc 3,477 430
Kilroy Realty Corp 3,388 136
Kimco Realty Corp 18,302 434
Lamar Advertising Co 1,743 230
Lineage Inc 1,794 133
Medical Properties Trust Inc 17,246 80
Mid-America Apartment Communities Inc 3,234 489
National Storage Affiliates Trust 1,906 80
NNN REIT Inc 4,867 211
Omega Healthcare Investors Inc 6,858 291
Park Hotels & Resorts Inc 6,384 89
Prologis Inc 245,878 27,769
Public Storage 100,754 33,154
Rayonier Inc 4,097 128
Realty Income Corp 24,168 1,435
Regency Centers Corp 5,113 365
Rexford Industrial Realty Inc 5,995 257
Rithm Capital Corp 13,708 145
SBA Communications Corp 2,968 681
Simon Property Group Inc 6,694 1,132
STAG Industrial Inc 4,859 181
Starwood Property Trust Inc 8,850 175
Sun Communities Inc 3,432 455
UDR Inc 9,124 385
Ventas Inc 11,207 734
VICI Properties Inc 1,181,121 37,513
Vornado Realty Trust 4,840 200
Welltower Inc 16,715 2,255
Weyerhaeuser Co 20,254 631
WP Carey Inc 6,024 336
$ 149,708
Retail - 4 .95%
Advance Auto Parts Inc 1,830 65
AutoNation Inc
(d)
705 110
AutoZone Inc
(d)
40 120
Bath & Body Works Inc 6,391 181
Best Buy Co Inc 5,990 542
BJ's Wholesale Club Holdings Inc
(d)
3,668 311
CarMax Inc
(d)
4,065 294
Carvana Co
(d)
1,908 472
Casey's General Stores Inc 874 344
Darden Restaurants Inc 152,059 24,333
Dick's Sporting Goods Inc 1,393 273
Dillard's Inc
(e)
84 31
Dollar General Corp 6,104 489
Dollar Tree Inc
(d)
5,591 361
Domino's Pizza Inc 63,170 26,135
Dutch Bros Inc
(d)
1,926 64
Ferguson Enterprises Inc 5,252 1,033
Five Below Inc
(d)
304 29
Floor & Decor Holdings Inc
(d)
1,783 184
Freshpet Inc
(d)
913 121
GameStop Corp
(d)
10,371 230
Gap Inc/The 5,566 116
Genuine Parts Co 3,869 444
Home Depot Inc/The 37,035 14,582
Kohl's Corp
(e)
3,212 59
Lithia Motors Inc 113,008 37,560
Lowe's Cos Inc 15,873 4,156
Macy's Inc 8,178 125
McDonald's Corp 18,702 5,463
MSC Industrial Direct Co Inc 1,272 101
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Nordstrom Inc 2,746 $ 62
Ollie's Bargain Outlet Holdings Inc
(d)
1,734 159
O'Reilly Automotive Inc
(d)
22,938 26,451
Penske Automotive Group Inc 568 86
RH
(d)
332 106
Ross Stores Inc 7,032 983
Starbucks Corp 7,057 689
Target Corp 12,860 1,930
TJX Cos Inc/The 12,883 1,456
Ulta Beauty Inc
(d)
197 73
Walgreens Boots Alliance Inc 19,223 182
Walmart Inc 439,813 36,042
Wendy's Co/The 2,404 46
Williams-Sonoma Inc 1,389 186
Yum! Brands Inc 4,825 633
$ 187,412
Savings & Loans - 0 .00%
TFS Financial Corp 1,454 19
Semiconductors - 3 .71%
Advanced Micro Devices Inc
(d)
15,217 2,192
Allegro MicroSystems Inc
(d)
3,586 75
Amkor Technology Inc 3,465 88
Analog Devices Inc 13,734 3,064
Applied Materials Inc 1,878 341
Astera Labs Inc
(d)
573 40
Broadcom Inc 226,016 38,371
Cirrus Logic Inc
(d)
1,532 168
GLOBALFOUNDRIES Inc
(d)
2,727 100
Intel Corp 118,419 2,548
IPG Photonics Corp
(d)
878 71
Lattice Semiconductor Corp
(d)
500 25
MACOM Technology Solutions Holdings Inc
(d)
1,587 178
Marvell Technology Inc 176,482 14,138
Microchip Technology Inc 347,059 25,464
Micron Technology Inc 30,637 3,053
MKS Instruments Inc 1,792 178
ON Semiconductor Corp
(d)
11,930 841
Onto Innovation Inc
(d)
970 193
Qorvo Inc
(d)
2,606 186
QUALCOMM Inc 271,648 44,216
Skyworks Solutions Inc 4,467 391
Teradyne Inc 374 40
Texas Instruments Inc 22,189 4,508
Wolfspeed Inc
(d)
3,604 48
$ 140,517
Shipbuilding - 0 .01%
Huntington Ingalls Industries Inc 1,056 195
Software - 4 .98%
Akamai Technologies Inc
(d)
4,185 423
ANSYS Inc
(d)
2,400 769
Aspen Technology Inc
(d)
780 183
BILL Holdings Inc
(d)
2,133 125
Broadridge Financial Solutions Inc 280 59
CCC Intelligent Solutions Holdings Inc
(d)
13,281 138
Concentrix Corp 1,460 62
Dayforce Inc
(d)
3,742 266
DoubleVerify Holdings Inc
(d)
1,732 30
Doximity Inc
(d)
3,147 131
Dropbox Inc - A Shares
(d)
4,643 120
Electronic Arts Inc 153,308 23,127
Fair Isaac Corp
(d)
101 201
Fidelity National Information Services Inc 639,549 57,387
Fiserv Inc
(d)
10,831 2,143
Guidewire Software Inc
(d)
1,193 222
HashiCorp Inc
(d)
890 30
Informatica Inc
(d)
1,751 48
Jack Henry & Associates Inc 2,019 367
Microsoft Corp 92,030 37,396
MicroStrategy Inc
(d),(e)
4,067 994

Schedule of Investments
LargeCap Value Fund III
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
MSCI Inc 880 $ 503
nCino Inc
(d)
864 32
Nutanix Inc
(d)
4,836 300
Oracle Corp 175,819 29,509
Paychex Inc 5,731 799
Paycom Software Inc 580 121
Paycor HCM Inc
(d)
1,797 27
Playtika Holding Corp 1,928 15
PTC Inc
(d)
1,245 231
Roper Technologies Inc 2,943 1,583
Salesforce Inc 99,197 28,903
SentinelOne Inc
(d)
6,741 174
SS&C Technologies Holdings Inc 5,974 418
Take-Two Interactive Software Inc
(d)
4,765 771
Twilio Inc
(d)
3,748 302
Tyler Technologies Inc
(d)
177 107
UiPath Inc
(d)
1,506 19
Unity Software Inc
(d)
4,586 92
Zoom Video Communications Inc
(d)
7,285 544
ZoomInfo Technologies Inc
(d)
9,595 106
$ 188,777
Telecommunications - 0 .92%
AT&T Inc 199,124 4,488
Ciena Corp
(d)
3,862 245
Cisco Systems Inc 112,513 6,162
Corning Inc 21,295 1,013
Frontier Communications Parent Inc
(d)
6,595 236
Iridium Communications Inc 2,945 86
Juniper Networks Inc 8,934 348
Motorola Solutions Inc 2,376 1,068
T-Mobile US Inc 73,399 16,380
Ubiquiti Inc 63 17
Verizon Communications Inc 116,935 4,926
$ 34,969
Toys, Games & Hobbies - 0 .01%
Hasbro Inc 482 32
Mattel Inc
(d)
9,730 198
$ 230
Transportation - 2 .77%
CH Robinson Worldwide Inc 3,188 329
CSX Corp 54,290 1,826
Expeditors International of Washington Inc 3,291 392
FedEx Corp 102,701 28,125
JB Hunt Transport Services Inc 154,961 27,989
Kirby Corp
(d)
1,553 178
Knight-Swift Transportation Holdings Inc 4,352 227
Landstar System Inc 1,014 178
Norfolk Southern Corp 6,283 1,573
Ryder System Inc 1,229 180
Saia Inc
(d)
306 150
Schneider National Inc 1,567 44
Union Pacific Corp 177,225 41,128
United Parcel Service Inc 20,259 2,716
$ 105,035
Water - 0 .03%
American Water Works Co Inc 5,425 749
Essential Utilities Inc 6,998 270
$ 1,019
TOTAL COMMON STOCKS $ 3,586,525
Total Investments $ 3,780,364
Other Assets and Liabilities -  0.21% 8,122
TOTAL NET ASSETS - 100.00% $ 3,788,486
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,886 or
0.05% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,812 or 0.05% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.

Schedule of Investments
LargeCap Value Fund III
October 31, 2024
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.75% $ 57,090 $ 1,461,521 $ 1,428,267 $ 90,344
$ 57,090 $ 1,461,521 $ 1,428,267 $ 90,344
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.75% $ 4,035 $ — $ — $ —
$ 4,035 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; December 2024 Long 175 $ 50,212 $ (828)
Total $ (828)
Amounts in thousands except contracts.

Schedule of Investments
MidCap Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 0 .12 % Shares Held Value (000's)
Money Market Funds - 0 .12%
BlackRock Liquidity FedFund - Institutional Class
4.75%
(a),(b)
3,955,902 $ 3,956
Principal Government Money Market Fund - Class
R-6 4.75%
(a),(c)
28,529,910 28,530
$ 32,486
TOTAL INVESTMENT COMPANIES $ 32,486
COMMON STOCKS - 100 .02 % Shares Held Value (000's)
Aerospace & Defense - 9 .09%
HEICO Corp - Class A 6,869,120 $ 1,318,940
TransDigm Group Inc 947,665 1,234,144
$ 2,553,084
Beverages - 0 .00%
Brown-Forman Corp - A Shares 7,199 314
Building Materials - 6 .76%
Martin Marietta Materials Inc 1,271,949 753,426
Summit Materials Inc
(d)
2,435,806 115,482
Vulcan Materials Co 3,760,885 1,030,219
$ 1,899,127
Chemicals - 0 .75%
Perimeter Solutions SA
(c),(d)
7,975,046 105,909
Perimeter Solutions SA - Warrants
(d)
2,883,826 952
Sherwin-Williams Co/The 292,775 105,039
$ 211,900
Commercial Services - 1 .12%
Moody's Corp 256,459 116,442
Verisk Analytics Inc 726,240 199,513
$ 315,955
Computers - 2 .25%
Gartner Inc
(d)
1,255,574 630,926
Distribution & Wholesale - 5 .55%
Copart Inc
(d)
23,689,972 1,219,323
Fastenal Co 4,349,599 340,052
$ 1,559,375
Diversified Financial Services - 2 .38%
Ares Management Corp 2,404,662 403,214
Brookfield Asset Management Ltd 4,861,789 257,869
Brookfield Wealth Solutions Ltd
(d),(e)
156,328 8,296
$ 669,379
Electric - 3 .47%
Brookfield Infrastructure Partners LP 21,331,734 730,398
Brookfield Renewable Corp 2,304,580 70,474
Brookfield Renewable Partners LP 6,738,998 172,923
$ 973,795
Electrical Components & Equipment - 0 .72%
AMETEK Inc 1,106,974 202,953
Electronics - 0 .86%
Mettler-Toledo International Inc
(d)
186,257 240,597
Entertainment - 2 .99%
Liberty Media Corp-Liberty Live - A Shares
(d)
21,874 1,241
Liberty Media Corp-Liberty Live - C Shares
(d)
157,552 9,195
Live Nation Entertainment Inc
(d)
5,380,971 630,327
Vail Resorts Inc 1,196,643 198,272
$ 839,035
Environmental Control - 1 .15%
Veralto Corp 605,003 61,825
Waste Connections Inc 1,476,295 260,935
$ 322,760
Healthcare - Products - 1 .01%
IDEXX Laboratories Inc
(d)
317,798 129,318
Waters Corp
(d)
480,832 155,362
$ 284,680
Home Builders - 2 .48%
Lennar Corp - A Shares 1,849,705 315,005
Lennar Corp - B Shares 38,636 6,194
NVR Inc
(d)
40,888 374,240
$ 695,439
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 10 .52%
Arch Capital Group Ltd
(d)
5,787,514 $ 570,416
Arthur J Gallagher & Co 853,737 240,071
Brown & Brown Inc 9,490,799 993,117
Markel Group Inc
(d)
413,816 638,109
Progressive Corp/The 1,280,778 311,011
Ryan Specialty Holdings Inc 664,045 43,741
W R Berkley Corp 2,744,340 156,894
$ 2,953,359
Internet - 0 .76%
VeriSign Inc
(d)
545,578 96,480
Wix.com Ltd
(d)
706,664 118,098
$ 214,578
Lodging - 5 .44%
Hilton Worldwide Holdings Inc 5,456,944 1,281,564
Hyatt Hotels Corp 1,686,279 245,269
$ 1,526,833
Machinery - Diversified - 0 .40%
Graco Inc 1,372,221 111,767
Media - 1 .70%
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
508,165 37,726
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
5,493,307 438,586
$ 476,312
Private Equity - 10 .00%
Brookfield Corp 26,511,899 1,405,131
KKR & Co Inc 10,162,264 1,404,831
$ 2,809,962
Real Estate - 5 .40%
CBRE Group Inc
(d)
5,446,813 713,369
CoStar Group Inc
(d)
11,032,047 803,023
Seaport Entertainment Group Inc
(d)
16,812 456
$ 1,516,848
REITs - 1 .38%
SBA Communications Corp 1,689,340 387,653
Retail - 8 .46%
CarMax Inc
(d)
6,385,650 462,193
Domino's Pizza Inc 1,194,260 494,101
Floor & Decor Holdings Inc
(d)
727,738 74,994
O'Reilly Automotive Inc
(d)
1,022,510 1,179,097
Ross Stores Inc 1,187,742 165,951
$ 2,376,336
Semiconductors - 1 .47%
Entegris Inc 798,741 83,636
Microchip Technology Inc 4,483,195 328,932
$ 412,568
Software - 13 .91%
ANSYS Inc
(d)
347,962 111,490
Appfolio Inc
(d)
99,640 20,712
Autodesk Inc
(d)
1,429,343 405,647
CCC Intelligent Solutions Holdings Inc
(d)
20,085,025 209,085
Constellation Software Inc/Canada 166,641 503,046
Constellation Software Inc/Canada - Warrants
(d),(f)
143,533 —
Fair Isaac Corp
(d)
210,494 419,538
Jack Henry & Associates Inc 191,711 34,878
Lumine Group Inc
(d)
329,031 7,597
MSCI Inc 970,784 554,512
Roper Technologies Inc 1,278,243 687,350
Tyler Technologies Inc
(d)
905,642 548,448
Veeva Systems Inc
(d)
1,930,957 403,242
$ 3,905,545
TOTAL COMMON STOCKS $ 28,091,080
Total Investments $ 28,123,566
Other Assets and Liabilities -  (0.14)% (39,305)
TOTAL NET ASSETS - 100.00% $ 28,084,261

Schedule of Investments
MidCap Fund
October 31, 2024
See accompanying notes.

(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3,956 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $3,800 or 0.01% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Perimeter Solutions SA $ 25,667 $ — $ 209 $ 105,909
Principal Government Money Market Fund - Class R-6 4.75% 157 2,513,610 2,485,237 28,530
$ 25,824 $ 2,513,610 $ 2,485,446 $ 134,439
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Perimeter Solutions SA $ — $ (434) $ — $ 80,885
Principal Government Money Market Fund - Class R-6 4.75% 1,273 — — —
$ 1,273 $ (434) $ — $ 80,885
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
MidCap Growth Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 3 .82 % Shares Held Value (000's)
Money Market Funds - 3 .82%
BlackRock Liquidity FedFund - Institutional Class
4.75%
(a),(b)
3,241,595 $ 3,242
Principal Government Money Market Fund - Class
R-6 4.75%
(a),(c)
4,871,847 4,872
$ 8,114
TOTAL INVESTMENT COMPANIES $ 8,114
COMMON STOCKS - 97 .21 % Shares Held Value (000's)
Advertising - 2 .76%
Trade Desk Inc/The
(d)
48,693 $ 5,853
Aerospace & Defense - 1 .34%
HEICO Corp 11,575 2,835
Apparel - 1 .37%
Deckers Outdoor Corp
(d)
18,042 2,903
Banks - 4 .34%
NU Holdings Ltd/Cayman Islands
(d)
291,828 4,404
Western Alliance Bancorp 57,685 4,800
$ 9,204
Beverages - 1 .92%
Keurig Dr Pepper Inc 123,979 4,085
Biotechnology - 1 .65%
Illumina Inc
(d)
24,263 3,497
Building Materials - 0 .90%
Builders FirstSource Inc
(d)
11,080 1,899
Chemicals - 1 .55%
International Flavors & Fragrances Inc 33,057 3,287
Commercial Services - 3 .27%
Cintas Corp 18,616 3,831
TransUnion 30,685 3,109
$ 6,940
Computers - 1 .25%
Seagate Technology Holdings PLC 26,481 2,658
Diversified Financial Services - 9 .52%
Ameriprise Financial Inc 8,930 4,557
Evercore Inc - Class A 20,680 5,463
Interactive Brokers Group Inc - A Shares 38,204 5,829
Tradeweb Markets Inc 34,328 4,360
$ 20,209
Engineering & Construction - 2 .99%
Fluor Corp
(d)
78,959 4,128
Jacobs Solutions Inc 15,736 2,212
$ 6,340
Entertainment - 2 .13%
DraftKings Inc
(d)
66,073 2,334
TKO Group Holdings Inc
(d)
18,735 2,187
$ 4,521
Healthcare - Products - 5 .41%
Avantor Inc
(d)
191,027 4,273
Exact Sciences Corp
(d)
62,384 4,300
Natera Inc
(d)
24,019 2,906
$ 11,479
Insurance - 1 .42%
Fidelity National Financial Inc 50,038 3,011
Internet - 6 .25%
Chewy Inc
(d)
115,229 3,108
DoorDash Inc - Class A
(d)
22,862 3,582
Pinterest Inc
(d)
47,314 1,504
Sea Ltd ADR
(d)
29,425 2,767
Spotify Technology SA
(d)
5,995 2,309
$ 13,270
Lodging - 1 .25%
Las Vegas Sands Corp 51,272 2,658
Machinery - Construction & Mining - 4 .59%
GE Vernova Inc
(d)
16,088 4,853
Vertiv Holdings Co 44,688 4,884
$ 9,737
COMMON STOCKS (continued) Shares Held Value (000’s)
Mining - 0 .99%
Cameco Corp 40,423 $ 2,111
Miscellaneous Manufacturers - 2 .03%
Axon Enterprise Inc
(d)
10,148 4,298
Office & Business Equipment - 2 .38%
Zebra Technologies Corp
(d)
13,245 5,059
Oil & Gas - 1 .86%
Matador Resources Co 54,248 2,827
Permian Resources Corp 82,790 1,128
$ 3,955
Private Equity - 2 .83%
KKR & Co Inc 43,417 6,002
Real Estate - 2 .43%
Jones Lang LaSalle Inc
(d)
19,068 5,167
Retail - 8 .97%
BJ's Wholesale Club Holdings Inc
(d)
60,539 5,130
Cava Group Inc
(d)
16,912 2,259
Dick's Sporting Goods Inc 14,539 2,846
Floor & Decor Holdings Inc
(d)
22,203 2,288
Ross Stores Inc 25,145 3,513
Tractor Supply Co 11,292 2,998
$ 19,034
Semiconductors - 2 .12%
Marvell Technology Inc 31,347 2,511
Monolithic Power Systems Inc 2,611 1,983
$ 4,494
Software - 15 .83%
AppLovin Corp
(d)
28,869 4,890
Datadog Inc
(d)
40,096 5,029
Fair Isaac Corp
(d)
3,242 6,462
HubSpot Inc
(d)
4,367 2,423
MicroStrategy Inc
(d),(e)
12,968 3,171
Palantir Technologies Inc
(d)
138,140 5,741
ROBLOX Corp
(d)
79,489 4,111
Snowflake Inc - Class A
(d)
15,476 1,777
$ 33,604
Transportation - 3 .86%
Knight-Swift Transportation Holdings Inc 49,072 2,556
XPO Inc
(d)
43,221 5,641
$ 8,197
TOTAL COMMON STOCKS $ 206,307
Total Investments $ 214,421
Other Assets and Liabilities -  (1.03)% (2,183)
TOTAL NET ASSETS - 100.00% $ 212,238
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3,242 or
1.53% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $3,139 or 1.48% of net assets.

Schedule of Investments
MidCap Growth Fund
October 31, 2024
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.75% $ 4,345 $ 146,548 $ 146,021 $ 4,872
$ 4,345 $ 146,548 $ 146,021 $ 4,872
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.75% $ 279 $ — $ — $ —
$ 279 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
MidCap Growth Fund III
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 1 .69 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .30%
iShares Russell Mid-Cap Growth ETF 10,900 $ 1,301
Money Market Funds - 1 .39%
BlackRock Liquidity FedFund - Institutional Class
4.75%
(a),(b)
290,756 291
Principal Government Money Market Fund - Class
R-6 4.75%
(a),(c)
5,822,518 5,823
$ 6,114
TOTAL INVESTMENT COMPANIES $ 7,415
COMMON STOCKS - 98 .02 % Shares Held Value (000's)
Advertising - 1 .13%
Trade Desk Inc/The
(d)
41,164 $ 4,948
Aerospace & Defense - 1 .08%
HEICO Corp
(e)
14,003 3,430
HEICO Corp - Class A 1,670 320
Howmet Aerospace Inc 508 51
Loar Holdings Inc
(d),(e)
210 18
Spirit AeroSystems Holdings Inc
(d)
299 10
Standardaero Inc
(d)
30,669 885
$ 4,714
Airlines - 0 .00%
American Airlines Group Inc
(d)
1,026 14
Apparel - 0 .75%
Crocs Inc
(d)
232 25
Deckers Outdoor Corp
(d)
20,170 3,245
Skechers USA Inc
(d)
249 15
$ 3,285
Banks - 0 .23%
NU Holdings Ltd/Cayman Islands
(d)
65,529 989
Popular Inc 161 14
$ 1,003
Beverages - 0 .35%
Boston Beer Co Inc/The
(d)
40 12
Celsius Holdings Inc
(d)
50,952 1,532
$ 1,544
Biotechnology - 1 .66%
Alnylam Pharmaceuticals Inc
(d)
9,379 2,500
Apellis Pharmaceuticals Inc
(d)
2,150 59
BioMarin Pharmaceutical Inc
(d)
14,046 925
Corteva Inc 28,653 1,746
Exelixis Inc
(d)
4,926 164
Incyte Corp
(d)
205 15
Intra-Cellular Therapies Inc
(d)
2,124 180
Ionis Pharmaceuticals Inc
(d)
3,002 115
Sarepta Therapeutics Inc
(d)
10,385 1,309
Ultragenyx Pharmaceutical Inc
(d)
1,853 94
Viking Therapeutics Inc
(d)
2,171 157
$ 7,264
Building Materials - 3 .20%
AAON Inc 24,505 2,799
Armstrong World Industries Inc 297 41
AZEK Co Inc/The
(d)
2,080 92
Builders FirstSource Inc
(d)
221 38
Eagle Materials Inc 516 147
Fortune Brands Innovations Inc 16,697 1,391
Lennox International Inc 4,677 2,819
Louisiana-Pacific Corp 925 91
Martin Marietta Materials Inc 5,416 3,208
Simpson Manufacturing Co Inc 87 16
Trex Co Inc
(d)
44,727 3,169
Vulcan Materials Co 702 192
$ 14,003
Chemicals - 0 .03%
Celanese Corp 568 72
Chemours Co/The 194 3
RPM International Inc 589 75
$ 150
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services - 7 .72%
Avis Budget Group Inc 158 $ 13
Block Inc
(d)
4,826 349
Booz Allen Hamilton Holding Corp 21,324 3,873
Bright Horizons Family Solutions Inc
(d)
189 25
Corpay Inc
(d)
9,621 3,172
Equifax Inc 13,478 3,572
Grand Canyon Education Inc
(d)
206 28
H&R Block Inc 557 33
MarketAxess Holdings Inc 11,912 3,448
Moody's Corp 5,642 2,562
Morningstar Inc 549 180
Paylocity Holding Corp
(d)
902 167
Quanta Services Inc 5,298 1,598
RB Global Inc 49,722 4,214
Rollins Inc 74,098 3,493
Shift4 Payments Inc
(d)
60,634 5,484
Toast Inc
(d)
9,128 274
TransUnion 241 24
U-Haul Holding Co 895 61
U-Haul Holding Co
(d)
59 4
United Rentals Inc 331 269
Valvoline Inc
(d)
2,665 107
Verisk Analytics Inc 2,932 806
WEX Inc
(d)
84 15
WillScot Holdings Corp
(d)
1,118 37
$ 33,808
Computers - 3 .22%
Crowdstrike Holdings Inc
(d)
6,355 1,887
EPAM Systems Inc
(d)
16,507 3,114
Gartner Inc
(d)
6,349 3,190
Globant SA
(d)
17,657 3,706
HP Inc 4,889 174
KBR Inc 249 17
NetApp Inc 1,906 220
Pure Storage Inc
(d)
22,867 1,144
Super Micro Computer Inc
(d)
10,224 298
Zscaler Inc
(d)
1,889 341
$ 14,091
Consumer Products - 0 .12%
Avery Dennison Corp 618 128
Clorox Co/The 2,553 405
$ 533
Cosmetics & Personal Care - 0 .13%
elf Beauty Inc
(d)
5,446 573
Distribution & Wholesale - 3 .98%
Copart Inc
(d)
54,446 2,802
Core & Main Inc
(d)
37,525 1,662
Fastenal Co 66,216 5,177
Pool Corp 8,415 3,043
SiteOne Landscape Supply Inc
(d)
335 47
WW Grainger Inc 4,221 4,682
$ 17,413
Diversified Financial Services - 4 .65%
Ally Financial Inc 812 28
Ameriprise Financial Inc 1,881 960
Ares Management Corp 34,709 5,820
Blue Owl Capital Inc 10,354 232
Coinbase Global Inc
(d)
12,053 2,160
Credit Acceptance Corp
(d)
100 43
Houlihan Lokey Inc 13,530 2,337
Jefferies Financial Group Inc 1,008 64
Lazard Inc 2,115 112
LPL Financial Holdings Inc 13,518 3,814
Raymond James Financial Inc 30,776 4,562
SoFi Technologies Inc
(d)
3,330 37
TPG Inc 428 29
Tradeweb Markets Inc 943 120
UWM Holdings Corp 1,335 9
Western Union Co/The 1,296 14

Schedule of Investments
MidCap Growth Fund III
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
XP Inc 897 $ 16
$ 20,357
Electric - 0 .96%
NRG Energy Inc 1,747 158
Vistra Corp 32,347 4,042
$ 4,200
Electrical Components & Equipment - 0 .04%
Generac Holdings Inc
(d)
592 98
Universal Display Corp 482 87
$ 185
Electronics - 0 .01%
Jabil Inc 187 23
Energy - Alternate Sources - 0 .05%
Enphase Energy Inc
(d)
2,711 225
Engineering & Construction - 0 .11%
Comfort Systems USA Inc 722 282
EMCOR Group Inc 378 169
TopBuild Corp
(d)
56 20
$ 471
Entertainment - 1 .76%
Churchill Downs Inc 32,807 4,596
DraftKings Inc
(d)
68,290 2,412
Light & Wonder Inc
(d)
1,856 174
Live Nation Entertainment Inc
(d)
3,250 381
Madison Square Garden Sports Corp
(d)
38 9
TKO Group Holdings Inc
(d)
235 27
Vail Resorts Inc 654 108
$ 7,707
Environmental Control - 0 .91%
Tetra Tech Inc 1,176 57
Veralto Corp 2,286 234
Waste Connections Inc 21,016 3,715
$ 4,006
Food - 0 .83%
Hershey Co/The 411 73
Lamb Weston Holdings Inc 39,151 3,042
Performance Food Group Co
(d)
450 37
Pilgrim's Pride Corp
(d)
69 3
Sysco Corp 6,369 477
$ 3,632
Hand & Machine Tools - 0 .45%
Lincoln Electric Holdings Inc 10,191 1,962
Healthcare - Products - 6 .40%
10X Genomics Inc
(d)
1,504 24
Align Technology Inc
(d)
5,016 1,028
Bio-Techne Corp 35,139 2,592
Bruker Corp 1,419 80
Exact Sciences Corp
(d)
1,487 103
GE HealthCare Technologies Inc 849 74
IDEXX Laboratories Inc
(d)
11,289 4,593
Inspire Medical Systems Inc
(d)
6,577 1,283
Insulet Corp
(d)
18,334 4,245
Masimo Corp
(d)
455 66
Natera Inc
(d)
17,419 2,107
Penumbra Inc
(d)
17,476 3,999
Repligen Corp
(d)
26,646 3,578
ResMed Inc 11,091 2,690
Waters Corp
(d)
739 239
West Pharmaceutical Services Inc 4,366 1,344
$ 28,045
Healthcare - Services - 1 .00%
Chemed Corp 32 17
DaVita Inc
(d)
1,039 145
Fortrea Holdings Inc
(d)
159 2
ICON PLC
(d)
13,045 2,898
IQVIA Holdings Inc
(d)
417 86
Medpace Holdings Inc
(d)
3,147 989
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
Molina Healthcare Inc
(d)
753 $ 242
$ 4,379
Home Builders - 0 .60%
DR Horton Inc 15,636 2,643
Home Furnishings - 0 .04%
SharkNinja Inc 286 26
Tempur Sealy International Inc 3,467 166
$ 192
Insurance - 1 .62%
Allstate Corp/The 844 157
Arthur J Gallagher & Co 303 85
Brown & Brown Inc 2,169 227
Equitable Holdings Inc 6,725 305
Everest Group Ltd 141 50
Kinsale Capital Group Inc 9,172 3,927
Markel Group Inc
(d)
62 96
RLI Corp 63 10
Ryan Specialty Holdings Inc 33,823 2,228
$ 7,085
Internet - 2 .60%
CDW Corp/DE 21,791 4,102
Chewy Inc
(d)
44,783 1,208
Coupang Inc
(d)
23,834 614
DoorDash Inc - Class A
(d)
19,472 3,051
Etsy Inc
(d)
1,565 81
Expedia Group Inc
(d)
2,600 406
GoDaddy Inc
(d)
2,907 485
Lyft Inc
(d)
5,081 66
Okta Inc
(d)
1,463 105
Pinterest Inc
(d)
37,951 1,206
Roku Inc
(d)
411 26
TripAdvisor Inc
(d)
101 2
Trump Media & Technology Group Corp
(d),(e)
786 28
VeriSign Inc
(d)
121 21
$ 11,401
Iron & Steel - 0 .01%
Cleveland-Cliffs Inc
(d)
3,044 40
Leisure Products & Services - 1 .09%
Norwegian Cruise Line Holdings Ltd
(d)
8,833 224
Planet Fitness Inc
(d)
972 76
Royal Caribbean Cruises Ltd 21,677 4,473
YETI Holdings Inc
(d)
554 20
$ 4,793
Lodging - 1 .00%
Choice Hotels International Inc 483 67
Hilton Worldwide Holdings Inc 2,593 609
Hyatt Hotels Corp 14,720 2,141
Las Vegas Sands Corp 7,284 378
Wyndham Hotels & Resorts Inc 146 13
Wynn Resorts Ltd 12,272 1,178
$ 4,386
Machinery - Construction & Mining - 2 .74%
BWX Technologies Inc 18,943 2,306
GE Vernova Inc
(d)
10,386 3,133
Vertiv Holdings Co 59,846 6,541
$ 11,980
Machinery - Diversified - 3 .84%
Cognex Corp 32,423 1,305
Graco Inc 40,452 3,295
IDEX Corp 16,446 3,530
Ingersoll Rand Inc 38,875 3,732
Rockwell Automation Inc 212 56
Westinghouse Air Brake Technologies Corp 26,171 4,919
$ 16,837
Media - 0 .08%
FactSet Research Systems Inc 277 126
Liberty Broadband Corp - A Shares
(d)
101 8
Liberty Broadband Corp - C Shares
(d)
556 45

Schedule of Investments
MidCap Growth Fund III
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
181 $ 13
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
1,513 121
Nexstar Media Group Inc 250 44
$ 357
Metal Fabrication & Hardware - 0 .02%
Advanced Drainage Systems Inc 540 81
Miscellaneous Manufacturers - 1 .29%
Axon Enterprise Inc
(d)
9,822 4,160
Carlisle Cos Inc 127 54
ITT Inc 10,158 1,423
$ 5,637
Office & Business Equipment - 1 .32%
Zebra Technologies Corp
(d)
15,114 5,773
Oil & Gas - 1 .76%
Antero Resources Corp
(d)
50,147 1,298
Civitas Resources Inc 566 28
Diamondback Energy Inc 17,431 3,081
EQT Corp 753 27
Hess Corp 3,722 501
Matador Resources Co 184 10
Permian Resources Corp 160,447 2,186
Texas Pacific Land Corp 385 449
Viper Energy Inc 611 32
Weatherford International PLC 1,489 118
$ 7,730
Oil & Gas Services - 0 .85%
Baker Hughes Co 98,299 3,743
Packaging & Containers - 0 .00%
Sealed Air Corp 195 7
Pharmaceuticals - 2 .84%
Cardinal Health Inc 2,978 323
Cencora Inc 26,381 6,017
Dexcom Inc
(d)
58,378 4,114
Neurocrine Biosciences Inc
(d)
16,376 1,970
$ 12,424
Pipelines - 0 .29%
Antero Midstream Corp 2,638 38
Cheniere Energy Inc 2,414 462
New Fortress Energy Inc
(e)
858 7
Targa Resources Corp 4,523 755
$ 1,262
Private Equity - 0 .29%
Carlyle Group Inc/The 25,385 1,270
Real Estate - 1 .20%
CoStar Group Inc
(d)
70,980 5,166
Jones Lang LaSalle Inc
(d)
297 81
$ 5,247
REITs - 0 .46%
EastGroup Properties Inc 7,211 1,235
Iron Mountain Inc 3,422 424
Lamar Advertising Co 448 59
Simon Property Group Inc 1,710 289
$ 2,007
Retail - 9 .70%
BJ's Wholesale Club Holdings Inc
(d)
46,014 3,899
Burlington Stores Inc
(d)
16,967 4,204
CarMax Inc
(d)
239 17
Carvana Co
(d)
7,432 1,838
Casey's General Stores Inc 15,585 6,141
Cava Group Inc
(d)
9,093 1,214
Darden Restaurants Inc 1,295 207
Dick's Sporting Goods Inc 105 21
Domino's Pizza Inc 247 102
Dutch Bros Inc
(d)
126,326 4,185
Ferguson Enterprises Inc 22,564 4,439
Five Below Inc
(d)
891 84
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Floor & Decor Holdings Inc
(d)
32,656 $ 3,365
Freshpet Inc
(d)
12,264 1,626
Murphy USA Inc 378 185
RH
(d)
65 21
Ross Stores Inc 22,552 3,151
Texas Roadhouse Inc 17,546 3,353
Tractor Supply Co 2,219 589
Ulta Beauty Inc
(d)
852 314
Wendy's Co/The 1,735 33
Williams-Sonoma Inc 1,555 209
Wingstop Inc 10,383 2,987
Yum! Brands Inc 2,227 292
$ 42,476
Semiconductors - 4 .23%
Astera Labs Inc
(d)
30 2
Entegris Inc 25,932 2,715
Lattice Semiconductor Corp
(d)
2,436 123
Marvell Technology Inc 31,981 2,562
Microchip Technology Inc 21,847 1,603
MKS Instruments Inc 98 10
Monolithic Power Systems Inc 10,249 7,782
Onto Innovation Inc
(d)
8,215 1,629
Teradyne Inc 19,994 2,124
$ 18,550
Software - 18 .32%
ANSYS Inc
(d)
7,532 2,413
Appfolio Inc
(d)
7,696 1,600
AppLovin Corp
(d)
16,974 2,875
Bentley Systems Inc 2,892 140
BILL Holdings Inc
(d)
525 31
Broadridge Financial Solutions Inc 22,649 4,776
Cloudflare Inc
(d)
6,171 541
Confluent Inc
(d)
5,073 133
Datadog Inc
(d)
44,230 5,548
Dayforce Inc
(d)
329 23
Descartes Systems Group Inc/The
(d)
24,122 2,507
DocuSign Inc
(d)
4,180 290
DoubleVerify Holdings Inc
(d)
1,670 28
Doximity Inc
(d)
221 9
Dropbox Inc - A Shares
(d)
1,511 39
Duolingo Inc
(d)
753 221
Dynatrace Inc
(d)
77,787 4,185
Elastic NV
(d)
1,679 135
Fair Isaac Corp
(d)
1,900 3,787
Five9 Inc
(d)
1,511 45
Gitlab Inc
(d)
2,445 131
Guidewire Software Inc
(d)
767 143
HashiCorp Inc
(d)
2,265 77
HubSpot Inc
(d)
4,697 2,606
Jack Henry & Associates Inc 21,657 3,940
Manhattan Associates Inc
(d)
16,001 4,214
MicroStrategy Inc
(d),(e)
202 49
MongoDB Inc
(d)
4,976 1,345
MSCI Inc 12,573 7,181
nCino Inc
(d)
1,052 39
Nutanix Inc
(d)
31,754 1,972
Palantir Technologies Inc
(d)
41,459 1,723
Paychex Inc 2,376 331
Paycom Software Inc 658 138
Paycor HCM Inc
(d)
124 2
Pegasystems Inc 919 73
Procore Technologies Inc
(d)
2,174 143
PTC Inc
(d)
37,452 6,941
RingCentral Inc
(d)
1,695 61
ROBLOX Corp
(d)
10,518 544
SentinelOne Inc
(d)
911 24
Smartsheet Inc
(d)
2,745 155
Synopsys Inc
(d)
3,795 1,949
Take-Two Interactive Software Inc
(d)
8,190 1,324

Schedule of Investments
MidCap Growth Fund III
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Teradata Corp
(d)
2,001 $ 65
Twilio Inc
(d)
694 56
Tyler Technologies Inc
(d)
13,500 8,176
UiPath Inc
(d)
7,761 96
Unity Software Inc
(d)
2,707 54
Veeva Systems Inc
(d)
27,945 5,836
Zoom Video Communications Inc
(d)
20,408 1,525
$ 80,239
Telecommunications - 0 .00%
Iridium Communications Inc 269 8
Ubiquiti Inc 43 11
$ 19
Toys, Games & Hobbies - 0 .04%
Hasbro Inc 2,511 165
Transportation - 1 .02%
Expeditors International of Washington Inc 470 56
Old Dominion Freight Line Inc 19,702 3,967
Saia Inc
(d)
316 154
XPO Inc
(d)
2,351 307
$ 4,484
TOTAL COMMON STOCKS $ 429,363
Total Investments $ 436,778
Other Assets and Liabilities -  0.29% 1,283
TOTAL NET ASSETS - 100.00% $ 438,061
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $291 or
0.07% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $278 or 0.06% of net assets.
Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.75% $ 17,712 $ 393,349 $ 405,238 $ 5,823
$ 17,712 $ 393,349 $ 405,238 $ 5,823
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.75% $ 1,127 $ — $ — $ —
$ 1,127 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; December 2024 Long 12 $ 3,736 $ (9)
Total $ (9)
Amounts in thousands except contracts.

Schedule of Investments
MidCap S&P 400 Index Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 1 .69 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .19%
iShares Core S&P Mid-Cap ETF 38,900 $ 2,408
Money Market Funds - 1 .50%
BlackRock Liquidity FedFund - Institutional Class
4.75%
(a),(b)
1,792,740 1,793
Principal Government Money Market Fund - Class
R-6 4.75%
(a),(b),(c)
17,344,255 17,344
$ 19,137
TOTAL INVESTMENT COMPANIES $ 21,545
COMMON STOCKS - 99 .01 % Shares Held Value (000's)
Aerospace & Defense - 0 .62%
Curtiss-Wright Corp 16,666 $ 5,749
Hexcel Corp 35,570 2,088
$ 7,837
Agriculture - 0 .21%
Darling Ingredients Inc
(d)
69,193 2,706
Airlines - 0 .30%
American Airlines Group Inc
(d)
285,734 3,829
Apparel - 1 .01%
Capri Holdings Ltd
(d)
51,250 1,012
Carter's Inc 15,721 860
Columbia Sportswear Co 14,267 1,148
Crocs Inc
(d)
25,840 2,786
PVH Corp 24,305 2,393
Skechers USA Inc
(d)
57,671 3,545
Under Armour Inc - Class A
(d)
82,158 702
Under Armour Inc - Class C
(d)
56,342 445
$ 12,891
Automobile Parts & Equipment - 0 .82%
Autoliv Inc 31,811 2,955
Gentex Corp 100,169 3,036
Goodyear Tire & Rubber Co/The
(d)
124,004 993
Lear Corp 24,478 2,344
Visteon Corp
(d)
12,012 1,084
$ 10,412
Banks - 5 .94%
Associated Banc-Corp 64,610 1,534
Bank OZK 45,913 2,009
Cadence Bank 79,376 2,653
Columbia Banking System Inc 91,147 2,599
Commerce Bancshares Inc/MO 51,045 3,190
Cullen/Frost Bankers Inc 27,856 3,547
East West Bancorp Inc 60,308 5,879
First Financial Bankshares Inc 55,941 2,022
First Horizon Corp 233,172 4,041
FNB Corp/PA 156,453 2,268
Glacier Bancorp Inc 49,339 2,573
Hancock Whitney Corp 37,570 1,957
Home BancShares Inc/AR 80,802 2,205
International Bancshares Corp 23,272 1,426
Old National Bancorp/IN 138,786 2,673
Pinnacle Financial Partners Inc 33,295 3,511
Prosperity Bancshares Inc 41,449 3,034
SouthState Corp 33,158 3,234
Synovus Financial Corp 62,644 3,124
Texas Capital Bancshares Inc
(d)
20,101 1,547
UMB Financial Corp 19,301 2,118
United Bankshares Inc/WV 58,696 2,212
Valley National Bancorp 186,115 1,762
Webster Financial Corp 74,589 3,864
Western Alliance Bancorp 47,462 3,949
Wintrust Financial Corp 28,933 3,353
Zions Bancorp NA 64,265 3,346
$ 75,630
Beverages - 0 .47%
Boston Beer Co Inc/The
(d)
3,837 1,117
Celsius Holdings Inc
(d)
67,943 2,044
Coca-Cola Consolidated Inc 2,564 2,882
$ 6,043
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology - 3 .43%
Arrowhead Pharmaceuticals Inc
(d)
54,090 $ 1,040
BioMarin Pharmaceutical Inc
(d)
82,837 5,458
Bio-Rad Laboratories Inc
(d)
8,330 2,984
Cytokinetics Inc
(d)
51,193 2,611
Exelixis Inc
(d)
124,115 4,121
Halozyme Therapeutics Inc
(d)
55,119 2,787
Illumina Inc
(d)
69,314 9,991
Roivant Sciences Ltd
(d)
189,844 2,193
Sarepta Therapeutics Inc
(d)
41,495 5,228
United Therapeutics Corp
(d)
19,360 7,240
$ 43,653
Building Materials - 3 .31%
AAON Inc 29,256 3,342
Eagle Materials Inc 14,629 4,176
Fortune Brands Innovations Inc 54,001 4,500
Knife River Corp
(d)
24,633 2,397
Lennox International Inc 13,956 8,409
Louisiana-Pacific Corp 27,215 2,692
Owens Corning 37,833 6,688
Simpson Manufacturing Co Inc 18,347 3,299
Trex Co Inc
(d)
47,299 3,351
UFP Industries Inc 26,506 3,243
$ 42,097
Chemicals - 2 .08%
Arcadium Lithium PLC
(d)
467,910 2,522
Ashland Inc 21,247 1,797
Avient Corp 39,730 1,852
Axalta Coating Systems Ltd
(d)
95,421 3,618
Cabot Corp 23,853 2,572
Chemours Co/The 64,948 1,180
NewMarket Corp 3,339 1,753
Olin Corp 51,125 2,098
RPM International Inc 56,041 7,123
Westlake Corp 14,545 1,919
$ 26,434
Commercial Services - 3 .90%
Aramark 114,628 4,336
Avis Budget Group Inc 7,447 618
Brink's Co/The 19,204 1,974
Euronet Worldwide Inc
(d)
18,370 1,809
FTI Consulting Inc
(d)
15,352 2,995
Graham Holdings Co 1,496 1,262
Grand Canyon Education Inc
(d)
12,639 1,733
GXO Logistics Inc
(d)
51,981 3,109
H&R Block Inc 60,739 3,628
Insperity Inc 15,517 1,222
ManpowerGroup Inc 20,645 1,297
Morningstar Inc 11,742 3,852
Paylocity Holding Corp
(d)
18,859 3,481
R1 RCM Inc
(d)
67,956 969
RB Global Inc 80,171 6,794
Service Corp International/US 63,357 5,173
Valvoline Inc
(d)
56,071 2,258
WEX Inc
(d)
17,877 3,086
$ 49,596
Computers - 3 .01%
ASGN Inc
(d)
19,492 1,795
CACI International Inc
(d)
9,704 5,362
Crane NXT Co 21,377 1,160
ExlService Holdings Inc
(d)
70,230 2,927
Genpact Ltd 71,325 2,722
KBR Inc 57,892 3,879
Kyndryl Holdings Inc
(d)
100,600 2,303
Lumentum Holdings Inc
(d)
29,544 1,887
Maximus Inc 26,184 2,263
Parsons Corp
(d)
20,327 2,199
Pure Storage Inc
(d)
134,437 6,729
Qualys Inc
(d)
16,017 1,910

Schedule of Investments
MidCap S&P 400 Index Fund
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Science Applications International Corp 22,291 $ 3,216
$ 38,352
Cosmetics & Personal Care - 0 .42%
Coty Inc
(d)
158,593 1,180
elf Beauty Inc
(d)
24,535 2,582
Perrigo Co PLC 59,356 1,521
$ 5,283
Distribution & Wholesale - 1 .15%
Core & Main Inc
(d)
83,940 3,717
Watsco Inc
(e)
15,137 7,160
WESCO International Inc 19,464 3,736
$ 14,613
Diversified Financial Services - 3 .79%
Affiliated Managers Group Inc 12,972 2,515
Ally Financial Inc 119,309 4,182
Evercore Inc - Class A 15,514 4,098
Federated Hermes Inc 34,248 1,374
Hamilton Lane Inc 17,635 3,168
Houlihan Lokey Inc 23,114 3,993
Interactive Brokers Group Inc - A Shares 47,355 7,226
Janus Henderson Group PLC 55,438 2,290
Jefferies Financial Group Inc 70,636 4,519
SEI Investments Co 42,954 3,211
SLM Corp 94,619 2,085
Stifel Financial Corp 44,604 4,622
Voya Financial Inc 42,781 3,435
Western Union Co/The 146,971 1,582
$ 48,300
Electric - 1 .29%
ALLETE Inc 25,128 1,606
Black Hills Corp 30,347 1,796
IDACORP Inc 23,170 2,397
Northwestern Energy Group Inc 26,672 1,426
OGE Energy Corp 87,399 3,495
Ormat Technologies Inc 23,410 1,850
Portland General Electric Co 44,846 2,126
TXNM Energy Inc 39,361 1,714
$ 16,410
Electrical Components & Equipment - 1 .30%
Acuity Brands Inc 13,386 4,025
Belden Inc 17,754 2,022
EnerSys 17,511 1,696
Littelfuse Inc 10,787 2,639
Novanta Inc
(d)
15,623 2,660
Universal Display Corp 19,202 3,462
$ 16,504
Electronics - 2 .55%
Arrow Electronics Inc
(d)
23,036 2,734
Avnet Inc 38,337 2,078
Coherent Corp
(d)
66,701 6,166
NEXTracker Inc
(d)
62,410 2,485
nVent Electric PLC 72,322 5,393
Sensata Technologies Holding PLC 65,684 2,256
TD SYNNEX Corp 33,094 3,817
Vishay Intertechnology Inc 49,363 837
Vontier Corp 66,876 2,480
Woodward Inc 25,959 4,260
$ 32,506
Engineering & Construction - 2 .77%
AECOM 58,333 6,230
Comfort Systems USA Inc 15,475 6,051
EMCOR Group Inc 20,302 9,056
Exponent Inc 22,073 2,083
Fluor Corp
(d)
74,529 3,896
MasTec Inc
(d)
26,777 3,291
TopBuild Corp
(d)
13,047 4,611
$ 35,218
COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment - 1 .35%
Churchill Downs Inc 31,943 $ 4,475
Light & Wonder Inc
(d)
38,605 3,621
Marriott Vacations Worldwide Corp 14,033 1,081
TKO Group Holdings Inc
(d)
28,906 3,375
Vail Resorts Inc 16,371 2,713
Warner Music Group Corp 61,614 1,969
$ 17,234
Environmental Control - 1 .04%
Clean Harbors Inc
(d)
22,076 5,105
Stericycle Inc
(d)
40,394 2,483
Tetra Tech Inc 116,385 5,689
$ 13,277
Food - 2 .19%
Flowers Foods Inc 85,216 1,894
Ingredion Inc 28,309 3,758
Lancaster Colony Corp 8,385 1,456
Performance Food Group Co
(d)
67,806 5,509
Pilgrim's Pride Corp
(d)
17,539 850
Post Holdings Inc
(d)
20,592 2,249
Sprouts Farmers Market Inc
(d)
43,568 5,595
US Foods Holding Corp
(d)
106,407 6,560
$ 27,871
Gas - 0 .93%
National Fuel Gas Co 39,751 2,406
New Jersey Resources Corp 43,149 1,980
ONE Gas Inc 24,651 1,757
Southwest Gas Holdings Inc 26,195 1,919
Spire Inc 25,126 1,605
UGI Corp 93,411 2,233
$ 11,900
Hand & Machine Tools - 0 .97%
Lincoln Electric Holdings Inc 24,661 4,749
MSA Safety Inc 17,122 2,841
Regal Rexnord Corp 28,953 4,822
$ 12,412
Healthcare - Products - 2 .79%
Avantor Inc
(d)
295,804 6,617
Azenta Inc
(d)
21,283 874
Bruker Corp 48,086 2,722
DENTSPLY SIRONA Inc 88,202 2,044
Enovis Corp
(d)
24,300 1,003
Envista Holdings Corp
(d)
74,816 1,569
Globus Medical Inc
(d)
49,158 3,615
Haemonetics Corp
(d)
22,269 1,585
Lantheus Holdings Inc
(d)
30,210 3,318
LivaNova PLC
(d)
23,626 1,219
Masimo Corp
(d)
19,212 2,767
Neogen Corp
(d)
85,799 1,225
Penumbra Inc
(d)
16,903 3,869
Repligen Corp
(d)
22,663 3,043
$ 35,470
Healthcare - Services - 2 .28%
Acadia Healthcare Co Inc
(d)
40,407 1,725
Amedisys Inc
(d)
14,198 1,343
Chemed Corp 6,549 3,538
Encompass Health Corp 43,783 4,355
Ensign Group Inc/The 24,672 3,824
HealthEquity Inc
(d)
37,860 3,228
Medpace Holdings Inc
(d)
11,060 3,475
Sotera Health Co
(d)
66,542 1,043
Tenet Healthcare Corp
(d)
41,694 6,463
$ 28,994
Home Builders - 1 .14%
KB Home 31,363 2,462
Taylor Morrison Home Corp
(d)
45,357 3,107
Thor Industries Inc 23,147 2,409
Toll Brothers Inc 44,664 6,541
$ 14,519

Schedule of Investments
MidCap S&P 400 Index Fund
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Home Furnishings - 0 .63%
Dolby Laboratories Inc 25,966 $ 1,893
Tempur Sealy International Inc 75,557 3,620
Whirlpool Corp 23,885 2,472
$ 7,985
Housewares - 0 .13%
Scotts Miracle-Gro Co/The 18,543 1,613
Insurance - 5 .43%
American Financial Group Inc/OH 31,395 4,048
Brighthouse Financial Inc
(d)
26,435 1,250
CNO Financial Group Inc 46,020 1,583
Equitable Holdings Inc 139,128 6,308
Essent Group Ltd 46,230 2,774
Fidelity National Financial Inc 113,036 6,801
First American Financial Corp 44,768 2,872
Hanover Insurance Group Inc/The 15,657 2,322
Kemper Corp 26,350 1,641
Kinsale Capital Group Inc 9,627 4,122
MGIC Investment Corp 112,794 2,824
Old Republic International Corp 103,475 3,614
Primerica Inc 14,720 4,075
Reinsurance Group of America Inc 28,656 6,049
RenaissanceRe Holdings Ltd 22,694 5,955
RLI Corp 18,111 2,825
Ryan Specialty Holdings Inc 44,511 2,932
Selective Insurance Group Inc 26,469 2,404
Unum Group 74,365 4,773
$ 69,172
Iron & Steel - 1 .25%
Cleveland-Cliffs Inc
(d)
203,648 2,643
Commercial Metals Co 50,035 2,692
Reliance Inc 23,939 6,855
United States Steel Corp 97,347 3,782
$ 15,972
Leisure Products & Services - 0 .76%
Brunswick Corp/DE 28,813 2,297
Harley-Davidson Inc 51,543 1,647
Planet Fitness Inc
(d)
36,801 2,890
Polaris Inc 22,801 1,594
YETI Holdings Inc
(d)
36,833 1,297
$ 9,725
Lodging - 0 .93%
Boyd Gaming Corp 29,943 2,075
Choice Hotels International Inc 9,861 1,376
Hilton Grand Vacations Inc
(d)
27,823 1,026
Hyatt Hotels Corp 19,549 2,843
Travel + Leisure Co 30,354 1,451
Wyndham Hotels & Resorts Inc 34,365 3,035
$ 11,806
Machinery - Construction & Mining - 0 .73%
BWX Technologies Inc 39,777 4,843
Oshkosh Corp 28,320 2,895
Terex Corp 29,109 1,505
$ 9,243
Machinery - Diversified - 3 .17%
AGCO Corp 26,956 2,691
Applied Industrial Technologies Inc 16,690 3,865
Chart Industries Inc
(d)
18,294 2,208
CNH Industrial NV 381,866 4,288
Cognex Corp 74,622 3,002
Crane Co 21,159 3,328
Esab Corp 24,720 3,042
Flowserve Corp 57,162 3,009
Graco Inc 73,504 5,987
Middleby Corp/The
(d)
23,396 3,035
Toro Co/The 45,197 3,638
Watts Water Technologies Inc 11,923 2,272
$ 40,365
COMMON STOCKS (continued) Shares Held Value (000’s)
Media - 0 .49%
New York Times Co/The 71,118 $ 3,971
Nexstar Media Group Inc 13,195 2,321
$ 6,292
Metal Fabrication & Hardware - 1 .04%
Advanced Drainage Systems Inc 30,693 4,600
RBC Bearings Inc
(d)
12,643 3,545
Timken Co/The 27,770 2,305
Valmont Industries Inc 8,775 2,735
$ 13,185
Mining - 0 .68%
Alcoa Corp 112,404 4,506
Royal Gold Inc 28,604 4,178
$ 8,684
Miscellaneous Manufacturers - 1 .66%
Carlisle Cos Inc 20,066 8,472
Donaldson Co Inc 52,390 3,833
Fabrinet
(d)
15,726 3,790
ITT Inc 35,549 4,981
$ 21,076
Oil & Gas - 4 .26%
Antero Resources Corp
(d)
127,203 3,292
Chord Energy Corp 26,924 3,368
Civitas Resources Inc 39,370 1,921
CNX Resources Corp
(d)
65,800 2,239
Expand Energy Corp 89,838 7,611
HF Sinclair Corp 70,571 2,725
Matador Resources Co 50,508 2,632
Murphy Oil Corp 61,714 1,943
Ovintiv Inc 114,888 4,504
PBF Energy Inc 43,327 1,236
Permian Resources Corp 276,116 3,763
Range Resources Corp 105,335 3,163
Texas Pacific Land Corp 8,201 9,562
Valaris Ltd
(d)
28,985 1,467
Viper Energy Inc 44,134 2,290
Weatherford International PLC 31,832 2,515
$ 54,231
Oil & Gas Services - 0 .39%
ChampionX Corp 82,888 2,339
NOV Inc 171,304 2,657
$ 4,996
Packaging & Containers - 1 .70%
AptarGroup Inc 28,886 4,850
Berry Global Group Inc 49,863 3,513
Crown Holdings Inc 51,864 4,852
Graphic Packaging Holding Co 130,582 3,690
Greif Inc - Class A 11,229 701
Silgan Holdings Inc 35,311 1,827
Sonoco Products Co 42,754 2,246
$ 21,679
Pharmaceuticals - 1 .07%
BellRing Brands Inc
(d)
56,234 3,702
Jazz Pharmaceuticals PLC
(d)
26,870 2,957
Neurocrine Biosciences Inc
(d)
43,935 5,284
Option Care Health Inc
(d)
74,414 1,714
$ 13,657
Pipelines - 0 .46%
Antero Midstream Corp 146,581 2,107
DT Midstream Inc 42,254 3,809
$ 5,916
Private Equity - 0 .36%
Carlyle Group Inc/The 91,486 4,577
Real Estate - 0 .44%
Jones Lang LaSalle Inc
(d)
20,653 5,596
REITs - 7 .21%
Agree Realty Corp 43,683 3,243
American Homes 4 Rent 136,904 4,824
Annaly Capital Management Inc 217,997 4,144

Schedule of Investments
MidCap S&P 400 Index Fund
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Brixmor Property Group Inc 131,118 $ 3,534
COPT Defense Properties 48,916 1,575
Cousins Properties Inc 66,198 2,028
CubeSmart 97,986 4,688
EastGroup Properties Inc 21,169 3,626
EPR Properties 32,947 1,495
Equity LifeStyle Properties Inc 81,156 5,691
First Industrial Realty Trust Inc 57,583 3,023
Gaming and Leisure Properties Inc 119,390 5,992
Healthcare Realty Trust Inc 157,957 2,714
Independence Realty Trust Inc 97,776 1,918
Kilroy Realty Corp 45,968 1,849
Kite Realty Group Trust 95,573 2,453
Lamar Advertising Co 38,238 5,047
National Storage Affiliates Trust 30,402 1,281
NNN REIT Inc 79,913 3,471
Omega Healthcare Investors Inc 112,186 4,765
Park Hotels & Resorts Inc 90,901 1,263
PotlatchDeltic Corp 31,245 1,299
Rayonier Inc 58,341 1,822
Rexford Industrial Realty Inc 95,313 4,088
Sabra Health Care REIT Inc 101,930 1,977
STAG Industrial Inc 79,238 2,954
Starwood Property Trust Inc 138,142 2,727
Vornado Realty Trust 72,105 2,986
WP Carey Inc 95,222 5,306
$ 91,783
Retail - 6 .15%
Abercrombie & Fitch Co
(d)
22,235 2,930
AutoNation Inc
(d)
11,394 1,771
BJ's Wholesale Club Holdings Inc
(d)
57,743 4,893
Burlington Stores Inc
(d)
27,466 6,805
Casey's General Stores Inc 16,149 6,363
Dick's Sporting Goods Inc 25,203 4,933
FirstCash Holdings Inc 16,939 1,753
Five Below Inc
(d)
23,962 2,271
Floor & Decor Holdings Inc
(d)
46,628 4,805
GameStop Corp
(d)
168,758 3,743
Gap Inc/The 96,282 2,000
Lithia Motors Inc 11,636 3,867
Macy's Inc 120,269 1,845
MSC Industrial Direct Co Inc 19,536 1,545
Murphy USA Inc 8,115 3,964
Nordstrom Inc 42,011 950
Ollie's Bargain Outlet Holdings Inc
(d)
26,632 2,446
Penske Automotive Group Inc 8,136 1,225
RH
(d)
6,502 2,068
Texas Roadhouse Inc 29,013 5,545
Wendy's Co/The 74,282 1,420
Williams-Sonoma Inc 55,962 7,506
Wingstop Inc 12,751 3,668
$ 78,316
Savings & Loans - 0 .10%
Flagstar Financial Inc 129,677 1,312
Semiconductors - 2 .01%
Allegro MicroSystems Inc
(d)
67,629 1,409
Amkor Technology Inc 49,313 1,255
Cirrus Logic Inc
(d)
23,240 2,552
IPG Photonics Corp
(d)
11,930 966
Lattice Semiconductor Corp
(d)
59,946 3,037
MACOM Technology Solutions Holdings Inc
(d)
25,126 2,824
MKS Instruments Inc 29,276 2,908
Onto Innovation Inc
(d)
21,489 4,262
Power Integrations Inc 24,727 1,494
Rambus Inc
(d)
46,853 2,241
Silicon Laboratories Inc
(d)
14,049 1,459
Synaptics Inc
(d)
17,186 1,180
$ 25,587
COMMON STOCKS (continued) Shares Held Value (000’s)
Software - 3 .55%
Altair Engineering Inc
(d)
25,856 $ 2,689
Appfolio Inc
(d)
10,010 2,081
Aspen Technology Inc
(d)
11,560 2,713
Blackbaud Inc
(d)
17,367 1,311
CommVault Systems Inc
(d)
19,020 2,971
Concentrix Corp 20,466 870
DocuSign Inc
(d)
88,819 6,162
Doximity Inc
(d)
54,459 2,273
Dropbox Inc - A Shares
(d)
103,230 2,669
Duolingo Inc
(d)
16,290 4,772
Dynatrace Inc
(d)
129,619 6,974
Manhattan Associates Inc
(d)
26,650 7,019
Teradata Corp
(d)
41,814 1,348
ZoomInfo Technologies Inc
(d)
125,559 1,387
$ 45,239
Telecommunications - 0 .70%
Ciena Corp
(d)
62,528 3,971
Frontier Communications Parent Inc
(d)
96,251 3,439
Iridium Communications Inc 51,510 1,511
$ 8,921
Toys, Games & Hobbies - 0 .24%
Mattel Inc
(d)
147,894 3,014
Transportation - 1 .91%
Kirby Corp
(d)
25,193 2,891
Knight-Swift Transportation Holdings Inc 70,429 3,668
Landstar System Inc 15,427 2,712
Ryder System Inc 18,833 2,755
Saia Inc
(d)
11,570 5,653
XPO Inc
(d)
50,644 6,610
$ 24,289
Trucking & Leasing - 0 .17%
GATX Corp 15,490 2,134
Water - 0 .33%
Essential Utilities Inc 109,551 4,229
TOTAL COMMON STOCKS $ 1,260,585
Total Investments $ 1,282,130
Other Assets and Liabilities -  (0.70)% (8,910)
TOTAL NET ASSETS - 100.00% $ 1,273,220
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $7,253 or
0.57% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $7,088 or 0.56% of net assets.

Schedule of Investments
MidCap S&P 400 Index Fund
October 31, 2024
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.75% $ 41,181 $ 346,912 $ 370,749 $ 17,344
$ 41,181 $ 346,912 $ 370,749 $ 17,344
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.75% $ 1,446 $ — $ — $ —
$ 1,446 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; December 2024 Long 40 $ 12,454 $ (174)
Total $ (174)
Amounts in thousands except contracts.

Schedule of Investments
MidCap Value Fund I
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 2 .10 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .25%
iShares Russell Mid-Cap Value ETF 53,700 $ 7,007
Money Market Funds - 1 .85%
BlackRock Liquidity FedFund - Institutional Class
4.75%
(a),(b)
1,112,476 1,112
Principal Government Money Market Fund - Class
R-6 4.75%
(a),(c)
51,595,408 51,595
$ 52,707
TOTAL INVESTMENT COMPANIES $ 59,714
COMMON STOCKS - 97 .90 % Shares Held Value (000's)
Advertising - 0 .04%
Interpublic Group of Cos Inc/The 13,947 $ 410
Omnicom Group Inc 7,145 722
$ 1,132
Aerospace & Defense - 0 .64%
Curtiss-Wright Corp 1,406 485
Hexcel Corp 3,020 177
Howmet Aerospace Inc 156,932 15,649
L3Harris Technologies Inc 6,985 1,729
Loar Holdings Inc
(d)
53 5
Spirit AeroSystems Holdings Inc
(d)
3,750 121
$ 18,166
Agriculture - 0 .06%
Archer-Daniels-Midland Co 17,616 973
Bunge Global SA 5,188 436
Darling Ingredients Inc
(d)
5,843 228
$ 1,637
Airlines - 0 .12%
Alaska Air Group Inc
(d)
4,656 223
American Airlines Group Inc
(d)
22,481 301
Delta Air Lines Inc 23,722 1,358
Southwest Airlines Co 22,144 677
United Airlines Holdings Inc
(d)
12,104 947
$ 3,506
Apparel - 0 .64%
Birkenstock Holding Plc
(d)
1,409 65
Capri Holdings Ltd
(d)
4,227 83
Carter's Inc 1,273 70
Columbia Sportswear Co 1,183 95
Crocs Inc
(d)
1,802 194
PVH Corp 2,040 201
Ralph Lauren Corp 83,384 16,505
Skechers USA Inc
(d)
4,465 274
Tapestry Inc 8,460 401
Under Armour Inc - Class A
(d)
7,071 61
Under Armour Inc - Class C
(d)
7,254 57
VF Corp 12,947 268
$ 18,274
Automobile Manufacturers - 0 .07%
Cummins Inc 5,033 1,656
Lucid Group Inc
(d)
35,594 78
Rivian Automotive Inc
(d),(e)
30,495 308
$ 2,042
Automobile Parts & Equipment - 1 .86%
Allison Transmission Holdings Inc 63,317 6,766
Aptiv PLC
(d)
269,069 15,291
BorgWarner Inc 901,888 30,330
Gentex Corp 8,548 259
Lear Corp 2,053 197
QuantumScape Corp
(d)
12,748 66
$ 52,909
Banks - 3 .64%
Bank of New York Mellon Corp/The 383,637 28,911
Bank OZK 3,927 172
BOK Financial Corp 815 87
Citizens Financial Group Inc 16,628 700
Columbia Banking System Inc 143,045 4,079
Comerica Inc 4,880 311
Commerce Bancshares Inc/MO 4,379 274
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Cullen/Frost Bankers Inc 2,164 $ 276
East West Bancorp Inc 5,079 495
Fifth Third Bancorp 25,232 1,102
First Citizens BancShares Inc/NC 442 856
First Hawaiian Inc 4,707 116
First Horizon Corp 221,733 3,843
FNB Corp/PA 13,201 191
Huntington Bancshares Inc/OH 1,538,205 23,981
KeyCorp 34,319 592
M&T Bank Corp 30,691 5,975
Northern Trust Corp 7,341 738
Pinnacle Financial Partners Inc 2,772 292
Popular Inc 2,332 208
Prosperity Bancshares Inc 365,609 26,762
Regions Financial Corp 33,857 808
State Street Corp 11,128 1,033
Synovus Financial Corp 5,375 268
Webster Financial Corp 6,293 326
Western Alliance Bancorp 3,944 328
Wintrust Financial Corp 2,397 278
Zions Bancorp NA 5,327 277
$ 103,279
Beverages - 0 .04%
Boston Beer Co Inc/The
(d)
258 75
Brown-Forman Corp - A Shares 1,745 76
Brown-Forman Corp - B Shares 6,351 280
Coca-Cola Consolidated Inc 222 250
Molson Coors Beverage Co 6,454 351
$ 1,032
Biotechnology - 1 .82%
Alnylam Pharmaceuticals Inc
(d)
24,910 6,641
Biogen Inc
(d)
5,369 934
BioMarin Pharmaceutical Inc
(d)
6,968 459
Bio-Rad Laboratories Inc
(d)
707 253
Certara Inc
(d)
4,299 44
Corteva Inc 25,761 1,569
Exelixis Inc
(d)
452,250 15,015
GRAIL Inc
(d),(e)
956 13
Illumina Inc
(d)
5,872 846
Incyte Corp
(d)
5,552 412
Ionis Pharmaceuticals Inc
(d)
477 18
Roivant Sciences Ltd
(d)
15,794 183
Royalty Pharma PLC 313,443 8,463
United Therapeutics Corp
(d)
44,910 16,795
$ 51,645
Building Materials - 1 .64%
Armstrong World Industries Inc 110,003 15,351
AZEK Co Inc/The
(d)
1,534 68
Builders FirstSource Inc
(d)
4,009 687
Carrier Global Corp 254,200 18,485
Eagle Materials Inc 25,710 7,339
Fortune Brands Innovations Inc 4,546 379
Hayward Holdings Inc
(d)
5,091 83
Louisiana-Pacific Corp 700 69
Martin Marietta Materials Inc 2,134 1,264
Masco Corp 8,129 650
MDU Resources Group Inc 7,537 217
Mohawk Industries Inc
(d)
1,925 259
Owens Corning 3,163 559
Simpson Manufacturing Co Inc 1,418 255
Vulcan Materials Co 3,628 994
$ 46,659
Chemicals - 4 .24%
Albemarle Corp 4,315 409
Ashland Inc 1,847 156
Axalta Coating Systems Ltd
(d)
743,434 28,191
Celanese Corp 2,997 378
CF Industries Holdings Inc 303,762 24,978
Chemours Co/The 4,914 89

Schedule of Investments
MidCap Value Fund I
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Dow Inc 25,938 $ 1,281
DuPont de Nemours Inc 15,413 1,279
Eastman Chemical Co 4,301 452
Element Solutions Inc 8,268 224
FMC Corp 4,578 298
Huntsman Corp 6,038 133
International Flavors & Fragrances Inc 9,454 940
LyondellBasell Industries NV 9,626 836
Mosaic Co/The 11,836 317
NewMarket Corp 13,231 6,946
Olin Corp 4,350 178
PPG Industries Inc 8,636 1,075
RPM International Inc 212,912 27,063
Westlake Corp 190,442 25,127
$ 120,350
Commercial Services - 4 .39%
ADT Inc 10,386 75
Affirm Holdings Inc
(d)
8,585 376
API Group Corp
(d)
8,402 287
Aramark 9,681 366
Avis Budget Group Inc 379 31
Block Inc
(d)
11,880 859
Bright Horizons Family Solutions Inc
(d)
1,802 240
Cintas Corp 27,516 5,663
Clarivate PLC
(d)
15,093 100
Dun & Bradstreet Holdings Inc 11,175 133
Equifax Inc 3,617 959
Euronet Worldwide Inc
(d)
108,136 10,648
FTI Consulting Inc
(d)
190,018 37,069
Global Payments Inc 153,410 15,910
Grand Canyon Education Inc
(d)
103,289 14,161
GXO Logistics Inc
(d)
4,315 258
H&R Block Inc 4,103 245
ManpowerGroup Inc 192,901 12,124
MarketAxess Holdings Inc 1,361 394
Quanta Services Inc 3,725 1,124
R1 RCM Inc
(d)
5,601 80
RB Global Inc 6,754 572
Robert Half Inc 3,752 256
Service Corp International/US 5,252 429
TransUnion 199,852 20,245
U-Haul Holding Co
(d)
156 11
U-Haul Holding Co 2,103 144
United Rentals Inc 1,856 1,509
Vestis Corp 5,179 70
WEX Inc
(d)
1,364 235
WillScot Holdings Corp
(d)
4,818 160
$ 124,733
Computers - 3 .91%
Amdocs Ltd 4,212 370
Amentum Holdings Inc
(d)
4,608 137
CACI International Inc
(d)
817 451
Cognizant Technology Solutions Corp 18,344 1,368
Crane NXT Co 1,812 98
DXC Technology Co
(d)
6,458 128
EPAM Systems Inc
(d)
1,924 363
Genpact Ltd 868,991 33,169
Globant SA
(d)
105,278 22,096
Hewlett Packard Enterprise Co 47,953 935
HP Inc 27,322 971
KBR Inc 4,471 300
Kyndryl Holdings Inc
(d)
8,438 193
Leidos Holdings Inc 151,566 27,761
Lumentum Holdings Inc
(d)
2,467 158
NetApp Inc 126,537 14,591
Parsons Corp
(d)
63,766 6,897
Pure Storage Inc
(d)
1,410 71
Science Applications International Corp 1,880 271
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Western Digital Corp
(d)
12,073 $ 789
$ 111,117
Consumer Products - 0 .80%
Avery Dennison Corp 93,645 19,387
Church & Dwight Co Inc 9,015 901
Reynolds Consumer Products Inc 89,340 2,408
Spectrum Brands Holdings Inc 976 87
$ 22,783
Cosmetics & Personal Care - 0 .07%
Coty Inc
(d)
14,103 105
Kenvue Inc 70,574 1,618
Perrigo Co PLC 5,009 129
$ 1,852
Distribution & Wholesale - 0 .35%
Core & Main Inc
(d)
2,433 108
Fastenal Co 104,507 8,171
LKQ Corp 9,742 358
SiteOne Landscape Supply Inc
(d)
1,041 145
Watsco Inc
(e)
1,270 601
WESCO International Inc 1,612 309
WW Grainger Inc 211 234
$ 9,926
Diversified Financial Services - 3 .20%
Affiliated Managers Group Inc 42,556 8,252
Air Lease Corp 3,854 171
Ally Financial Inc 8,763 307
Ameriprise Financial Inc 328 167
Cboe Global Markets Inc 77,764 16,608
Coinbase Global Inc
(d)
1,166 209
Credit Acceptance Corp
(d)
54 23
Discover Financial Services 28,598 4,245
Evercore Inc - Class A 1,322 349
Franklin Resources Inc 10,537 219
Houlihan Lokey Inc 1,758 304
Interactive Brokers Group Inc - A Shares 3,909 596
Invesco Ltd 13,522 234
Janus Henderson Group PLC 4,795 198
Jefferies Financial Group Inc 4,651 298
Lazard Inc 257 14
Nasdaq Inc 15,169 1,121
OneMain Holdings Inc 4,147 206
Raymond James Financial Inc 6,979 1,034
Rocket Cos Inc
(d)
4,927 79
SEI Investments Co 3,710 277
SLM Corp 8,013 177
SoFi Technologies Inc
(d)
32,109 359
Stifel Financial Corp 158,778 16,453
Synchrony Financial 14,545 802
T Rowe Price Group Inc 199,602 21,928
TPG Inc 2,335 158
Tradeweb Markets Inc 2,566 326
UWM Holdings Corp 1,381 9
Virtu Financial Inc 390,864 12,101
Voya Financial Inc 3,753 301
Western Union Co/The 299,518 3,223
XP Inc 13,572 237
$ 90,985
Electric - 4 .12%
AES Corp/The 26,286 434
Alliant Energy Corp 768,772 46,126
Ameren Corp 9,839 857
Avangrid Inc 2,524 90
Brookfield Renewable Corp 4,994 153
CenterPoint Energy Inc 23,429 692
Clearway Energy Inc - Class A 1,299 35
Clearway Energy Inc - Class C 2,930 83
CMS Energy Corp 11,009 766
Consolidated Edison Inc 40,107 4,078
DTE Energy Co 7,636 949

Schedule of Investments
MidCap Value Fund I
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Edison International 14,021 $ 1,155
Entergy Corp 7,877 1,219
Evergy Inc 134,033 8,101
Eversource Energy 12,957 853
Exelon Corp 110,798 4,354
FirstEnergy Corp 21,255 889
IDACORP Inc 1,873 194
NRG Energy Inc 154,043 13,926
OGE Energy Corp 7,382 295
PG&E Corp 78,783 1,593
Pinnacle West Capital Corp 4,175 367
PPL Corp 27,217 886
Public Service Enterprise Group Inc 53,704 4,801
WEC Energy Group Inc 11,648 1,113
Xcel Energy Inc 343,418 22,944
$ 116,953
Electrical Components & Equipment - 0 .09%
Acuity Brands Inc 1,134 341
AMETEK Inc 8,503 1,559
Generac Holdings Inc
(d)
1,109 184
Littelfuse Inc 897 219
Universal Display Corp 859 155
$ 2,458
Electronics - 1 .94%
Allegion plc 3,202 447
Arrow Electronics Inc
(d)
1,955 232
Avnet Inc 3,329 180
Coherent Corp
(d)
4,867 450
Flex Ltd
(d)
380,000 13,175
Fortive Corp 12,954 925
Garmin Ltd 5,709 1,132
Hubbell Inc 23,279 9,941
Jabil Inc 3,761 463
Keysight Technologies Inc
(d)
6,425 957
Mettler-Toledo International Inc
(d)
780 1,008
nVent Electric PLC 6,089 454
Sensata Technologies Holding PLC 5,506 189
TD SYNNEX Corp 2,754 318
Trimble Inc
(d)
409,301 24,763
Vontier Corp 5,731 213
Woodward Inc 2,225 365
$ 55,212
Energy - Alternate Sources - 0 .03%
First Solar Inc
(d)
3,918 762
Engineering & Construction - 1 .09%
AECOM 127,040 13,568
EMCOR Group Inc 36,156 16,128
Jacobs Solutions Inc 4,588 645
MasTec Inc
(d)
2,282 280
TopBuild Corp
(d)
1,077 381
$ 31,002
Entertainment - 0 .04%
Caesars Entertainment Inc
(d)
7,942 318
Liberty Media Corp-Liberty Live - A Shares
(d)
707 40
Liberty Media Corp-Liberty Live - C Shares
(d)
1,664 97
Madison Square Garden Sports Corp
(d)
634 141
Marriott Vacations Worldwide Corp 1,249 96
Penn Entertainment Inc
(d)
5,567 110
TKO Group Holdings Inc
(d)
2,482 290
Vail Resorts Inc 216 36
$ 1,128
Environmental Control - 0 .49%
Clean Harbors Inc
(d)
1,870 433
Pentair PLC 6,088 603
Republic Services Inc 59,600 11,801
Stericycle Inc
(d)
3,380 208
Tetra Tech Inc 7,756 379
COMMON STOCKS (continued) Shares Held Value (000’s)
Environmental Control (continued)
Veralto Corp 5,001 $ 511
$ 13,935
Food - 2 .39%
Albertsons Cos Inc 15,343 278
Campbell Soup Co 61,507 2,870
Conagra Brands Inc 17,653 511
Flowers Foods Inc 6,925 154
General Mills Inc 58,202 3,959
Grocery Outlet Holding Corp
(d)
3,834 55
Hershey Co/The 4,627 822
Hormel Foods Corp 10,723 328
Ingredion Inc 2,390 317
J M Smucker Co/The 3,790 430
Kellanova 9,693 782
Kroger Co/The 24,452 1,364
Lamb Weston Holdings Inc 3,582 278
McCormick & Co Inc/MD 9,312 729
Performance Food Group Co
(d)
162,819 13,228
Pilgrim's Pride Corp
(d)
1,342 65
Post Holdings Inc
(d)
1,817 198
Seaboard Corp 11 30
Sysco Corp 6,967 522
Tyson Foods Inc 10,402 609
US Foods Holding Corp
(d)
655,963 40,440
$ 67,969
Forest Products & Paper - 0 .02%
International Paper Co 12,819 712
Gas - 0 .06%
Atmos Energy Corp 5,545 770
National Fuel Gas Co 3,360 203
NiSource Inc 16,626 585
UGI Corp 7,787 186
$ 1,744
Hand & Machine Tools - 1 .37%
Lincoln Electric Holdings Inc 81,070 15,611
MSA Safety Inc 1,365 226
Regal Rexnord Corp 130,853 21,792
Snap-on Inc 1,912 631
Stanley Black & Decker Inc 5,666 527
$ 38,787
Healthcare - Products - 3 .35%
10X Genomics Inc
(d)
1,234 20
Agilent Technologies Inc 157,888 20,575
Align Technology Inc
(d)
1,145 235
Avantor Inc
(d)
25,142 562
Azenta Inc
(d)
1,951 80
Baxter International Inc 18,869 674
Bio-Techne Corp 5,723 422
Bruker Corp 1,428 81
Cooper Cos Inc/The
(d)
289,506 30,305
DENTSPLY SIRONA Inc 7,499 174
Enovis Corp
(d)
1,935 80
Envista Holdings Corp
(d)
6,350 133
Exact Sciences Corp
(d)
4,055 280
GE HealthCare Technologies Inc 14,728 1,287
Globus Medical Inc
(d)
4,113 302
Hologic Inc
(d)
339,222 27,433
Masimo Corp
(d)
740 107
QIAGEN NV
(d)
8,287 349
QuidelOrtho Corp
(d)
1,931 73
Repligen Corp
(d)
1,764 237
ResMed Inc 3,906 947
Revvity Inc 4,528 537
Solventum Corp
(d)
5,100 370
STERIS PLC 3,641 808
Teleflex Inc 1,742 350
Waters Corp
(d)
846 273
West Pharmaceutical Services Inc 1,052 324

Schedule of Investments
MidCap Value Fund I
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Zimmer Biomet Holdings Inc 75,951 $ 8,120
$ 95,138
Healthcare - Services - 3 .15%
Acadia Healthcare Co Inc
(d)
3,336 142
Amedisys Inc
(d)
1,186 112
Catalent Inc
(d)
6,677 391
Centene Corp
(d)
19,365 1,206
Charles River Laboratories International Inc
(d)
1,889 337
Chemed Corp 493 266
Encompass Health Corp 34,458 3,427
Fortrea Holdings Inc
(d)
3,183 54
Humana Inc 4,445 1,146
ICON PLC
(d)
92,100 20,456
IQVIA Holdings Inc
(d)
5,892 1,213
Labcorp Holdings Inc 3,106 709
Molina Healthcare Inc
(d)
785 252
Quest Diagnostics Inc 246,980 38,240
Sotera Health Co
(d)
5,375 84
Tenet Healthcare Corp
(d)
86,345 13,386
Universal Health Services Inc 39,248 8,019
$ 89,440
Home Builders - 0 .34%
DR Horton Inc 10,922 1,846
Lennar Corp - A Shares 8,768 1,493
Lennar Corp - B Shares 406 65
NVR Inc
(d)
106 970
PulteGroup Inc 34,564 4,477
Thor Industries Inc 1,847 192
Toll Brothers Inc 3,768 552
$ 9,595
Home Furnishings - 0 .02%
Dolby Laboratories Inc 2,161 158
Leggett & Platt Inc 5,258 63
SharkNinja Inc 1,968 181
Whirlpool Corp 1,962 203
$ 605
Housewares - 0 .01%
Newell Brands Inc 15,328 135
Scotts Miracle-Gro Co/The 1,570 136
$ 271
Insurance - 8 .89%
Aflac Inc 65,673 6,882
Allstate Corp/The 8,166 1,523
American Financial Group Inc/OH 227,621 29,347
Arch Capital Group Ltd
(d)
159,135 15,684
Arthur J Gallagher & Co 7,399 2,081
Assurant Inc 1,923 369
Assured Guaranty Ltd 1,922 160
Axis Capital Holdings Ltd 188,163 14,725
Brighthouse Financial Inc
(d)
2,211 105
Brown & Brown Inc 56,467 5,909
Cincinnati Financial Corp 5,643 795
CNA Financial Corp 780 37
Corebridge Financial Inc 9,451 300
Everest Group Ltd 15,020 5,341
Fidelity National Financial Inc 520,493 31,318
First American Financial Corp 3,666 235
Globe Life Inc 3,291 348
Hanover Insurance Group Inc/The 1,318 196
Hartford Financial Services Group Inc/The 304,401 33,618
Kemper Corp 2,239 139
Lincoln National Corp 6,272 218
Loews Corp 6,601 521
Markel Group Inc
(d)
361 557
MGIC Investment Corp 593,302 14,856
Old Republic International Corp 791,878 27,661
Primerica Inc 24,296 6,725
Prudential Financial Inc 13,234 1,621
Reinsurance Group of America Inc 2,431 513
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
RenaissanceRe Holdings Ltd 1,883 $ 494
RLI Corp 26,870 4,191
Unum Group 6,855 440
W R Berkley Corp 10,854 621
White Mountains Insurance Group Ltd 93 167
Willis Towers Watson PLC 148,077 44,747
$ 252,444
Internet - 1 .81%
CDW Corp/DE 2,471 465
eBay Inc 385,653 22,179
Etsy Inc
(d)
1,451 75
Expedia Group Inc
(d)
157,500 24,619
F5 Inc
(d)
2,160 505
Gen Digital Inc 20,173 587
IAC Inc
(d)
2,749 132
Lyft Inc
(d)
4,209 54
Maplebear Inc
(d)
6,343 280
Match Group Inc
(d)
9,537 344
Okta Inc
(d)
3,268 235
Robinhood Markets Inc
(d)
24,606 578
Roku Inc
(d)
3,945 253
TripAdvisor Inc
(d)
4,043 65
Trump Media & Technology Group Corp
(d),(e)
767 27
VeriSign Inc
(d)
2,931 518
Wayfair Inc
(d)
3,409 146
Zillow Group Inc - A Shares
(d)
1,739 101
Zillow Group Inc - C Shares
(d)
5,845 351
$ 51,514
Iron & Steel - 0 .12%
ATI Inc
(d)
4,537 239
Cleveland-Cliffs Inc
(d)
11,456 148
Nucor Corp 8,825 1,252
Reliance Inc 2,110 604
Steel Dynamics Inc 5,478 715
United States Steel Corp 8,232 320
$ 3,278
Leisure Products & Services - 0 .32%
Amer Sports Inc
(d)
2,083 37
Brunswick Corp/DE 2,502 200
Carnival Corp
(d)
329,429 7,247
Harley-Davidson Inc 4,473 143
Planet Fitness Inc
(d)
1,471 116
Polaris Inc 1,905 133
Royal Caribbean Cruises Ltd 5,706 1,178
YETI Holdings Inc
(d)
2,140 75
$ 9,129
Lodging - 0 .53%
Boyd Gaming Corp 2,538 176
Choice Hotels International Inc 157 22
Hilton Worldwide Holdings Inc 58,403 13,716
Hyatt Hotels Corp 1,382 201
MGM Resorts International
(d)
8,672 320
Travel + Leisure Co 2,436 116
Wyndham Hotels & Resorts Inc 2,617 231
Wynn Resorts Ltd 3,468 333
$ 15,115
Machinery - Construction & Mining - 0 .02%
BWX Technologies Inc 2,652 323
Oshkosh Corp 2,380 243
$ 566
Machinery - Diversified - 2 .60%
AGCO Corp 229,267 22,890
CNH Industrial NV 32,338 363
Cognex Corp 5,995 241
Crane Co 1,809 285
Dover Corp 5,052 956
Esab Corp 2,055 253
Flowserve Corp 4,832 254

Schedule of Investments
MidCap Value Fund I
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Gates Industrial Corp PLC
(d)
7,572 $ 147
Graco Inc 6,165 502
IDEX Corp 2,799 601
Ingersoll Rand Inc 14,855 1,426
Middleby Corp/The
(d)
206,968 26,844
Nordson Corp 2,097 520
Otis Worldwide Corp 14,873 1,461
Rockwell Automation Inc 3,845 1,025
Toro Co/The 3,833 308
Westinghouse Air Brake Technologies Corp 6,454 1,213
Xylem Inc/NY 118,901 14,480
$ 73,769
Media - 0 .52%
Charter Communications Inc
(d)
3,457 1,133
FactSet Research Systems Inc 909 413
Fox Corp - A Shares 8,522 358
Fox Corp - B Shares 4,906 191
Liberty Broadband Corp - A Shares
(d)
468 38
Liberty Broadband Corp - C Shares
(d)
3,091 250
Liberty Global Ltd - A Shares
(d)
6,129 121
Liberty Global Ltd - C Shares
(d)
5,920 122
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
531 39
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
4,890 390
New York Times Co/The 176,666 9,865
News Corp - A Shares 14,088 384
News Corp - B Shares 4,201 122
Nexstar Media Group Inc 703 124
Paramount Global - Class A
(e)
472 10
Paramount Global - Class B 21,906 240
Sirius XM Holdings Inc 9,056 241
Warner Bros Discovery Inc
(d)
89,771 730
$ 14,771
Metal Fabrication & Hardware - 0 .03%
Advanced Drainage Systems Inc 1,609 241
RBC Bearings Inc
(d)
1,045 293
Timken Co/The 2,350 195
Valmont Industries Inc 729 227
$ 956
Mining - 1 .23%
Alcoa Corp 9,238 371
Franco-Nevada Corp 257,100 34,107
MP Materials Corp
(d),(e)
4,678 84
Royal Gold Inc 2,397 350
$ 34,912
Miscellaneous Manufacturers - 1 .12%
A O Smith Corp 29,053 2,182
Carlisle Cos Inc 1,462 617
Donaldson Co Inc 4,413 323
ITT Inc 3,016 423
Teledyne Technologies Inc
(d)
1,702 775
Textron Inc 343,334 27,611
$ 31,931
Office & Business Equipment - 0 .89%
Zebra Technologies Corp
(d)
66,183 25,280
Oil & Gas - 2 .95%
Antero Resources Corp
(d)
10,728 278
APA Corp 13,392 316
Chord Energy Corp 179,273 22,427
Civitas Resources Inc 2,678 131
Coterra Energy Inc 1,152,304 27,563
Devon Energy Corp 719,074 27,813
Diamondback Energy Inc 6,954 1,229
EQT Corp 20,433 747
Expand Energy Corp 8,346 707
Hess Corp 3,620 487
HF Sinclair Corp 5,858 226
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Marathon Oil Corp 20,750 $ 575
Matador Resources Co 3,987 208
Ovintiv Inc 9,769 383
Permian Resources Corp 19,113 260
Range Resources Corp 8,762 263
Viper Energy Inc 2,652 138
$ 83,751
Oil & Gas Services - 1 .95%
Baker Hughes Co 1,040,248 39,613
Halliburton Co 32,490 901
NOV Inc 14,574 226
TechnipFMC PLC 547,242 14,606
$ 55,346
Packaging & Containers - 3 .46%
Amcor PLC 53,347 594
AptarGroup Inc 146,939 24,673
Ardagh Group SA
(d),(f)
901 —
Ball Corp 11,339 672
Berry Global Group Inc 4,259 300
Crown Holdings Inc 417,298 39,038
Graphic Packaging Holding Co 11,021 311
Packaging Corp of America 136,376 31,222
Sealed Air Corp 5,085 184
Silgan Holdings Inc 3,063 158
Smurfit WestRock PLC 19,097 983
Sonoco Products Co 3,592 189
$ 98,324
Pharmaceuticals - 0 .08%
BellRing Brands Inc
(d)
4,794 316
Cardinal Health Inc 3,631 394
Elanco Animal Health Inc
(d)
18,226 230
Henry Schein Inc
(d)
4,700 330
Jazz Pharmaceuticals PLC
(d)
2,279 251
Organon & Co 9,506 178
Premier Inc 3,721 75
Viatris Inc 44,014 511
$ 2,285
Pipelines - 0 .73%
Antero Midstream Corp 617,194 8,869
Cheniere Energy Inc 4,127 790
DT Midstream Inc 55,692 5,020
Kinder Morgan Inc 71,446 1,751
New Fortress Energy Inc
(e)
1,091 9
ONEOK Inc 21,506 2,084
Williams Cos Inc/The 44,853 2,349
$ 20,872
Private Equity - 0 .01%
Carlyle Group Inc/The 8,086 405
Real Estate - 0 .38%
CBRE Group Inc
(d)
11,274 1,477
CoStar Group Inc
(d)
14,959 1,089
Howard Hughes Holdings Inc
(d)
1,113 85
Jones Lang LaSalle Inc
(d)
29,519 7,998
Seaport Entertainment Group Inc
(d)
455 12
$ 10,661
REITs - 10 .08%
AGNC Investment Corp 27,416 255
Agree Realty Corp 3,635 270
Alexandria Real Estate Equities Inc 177,090 19,755
American Homes 4 Rent 12,494 440
Americold Realty Trust Inc 10,508 270
Annaly Capital Management Inc 18,538 352
AvalonBay Communities Inc 5,227 1,158
Brixmor Property Group Inc 11,083 299
BXP Inc 5,790 466
Camden Property Trust 282,200 32,676
Cousins Properties Inc 5,598 171
Crown Castle Inc 16,024 1,722

Schedule of Investments
MidCap Value Fund I
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
CubeSmart 8,265 $ 395
Digital Realty Trust Inc 11,894 2,120
EastGroup Properties Inc 1,786 306
EPR Properties 93,077 4,223
Equity LifeStyle Properties Inc 305,295 21,407
Equity Residential 150,281 10,575
Essex Property Trust Inc 2,348 666
Extra Space Storage Inc 7,725 1,261
Federal Realty Investment Trust 3,017 334
First Industrial Realty Trust Inc 4,861 255
Gaming and Leisure Properties Inc 9,628 483
Healthcare Realty Trust Inc 14,074 242
Healthpeak Properties Inc 25,849 580
Highwoods Properties Inc 3,853 129
Host Hotels & Resorts Inc 25,834 445
Invitation Homes Inc 22,527 708
Iron Mountain Inc 4,597 569
Kilroy Realty Corp 4,318 174
Kimco Realty Corp 24,418 579
Lamar Advertising Co 356,920 47,114
Lineage Inc 220,678 16,339
Medical Properties Trust Inc 21,947 102
Mid-America Apartment Communities Inc 4,269 646
National Storage Affiliates Trust 2,458 104
NNN REIT Inc 889,986 38,661
Omega Healthcare Investors Inc 136,684 5,805
Park Hotels & Resorts Inc 389,465 5,410
Rayonier Inc 5,460 171
Realty Income Corp 32,122 1,907
Regency Centers Corp 6,782 485
Rexford Industrial Realty Inc 7,964 342
Rithm Capital Corp 18,989 201
SBA Communications Corp 115,465 26,496
Simon Property Group Inc 108,039 18,271
STAG Industrial Inc 6,676 249
Starwood Property Trust Inc 11,608 229
Sun Communities Inc 4,537 602
UDR Inc 12,068 509
Ventas Inc 14,851 973
VICI Properties Inc 529,652 16,822
Vornado Realty Trust 6,462 268
Weyerhaeuser Co 26,864 837
WP Carey Inc 8,004 446
$ 286,274
Retail - 5 .50%
Advance Auto Parts Inc 2,119 76
AutoNation Inc
(d)
941 146
Bath & Body Works Inc 8,314 236
Best Buy Co Inc 7,960 720
BJ's Wholesale Club Holdings Inc
(d)
454,355 38,497
CarMax Inc
(d)
5,387 390
Carvana Co
(d)
2,602 644
Casey's General Stores Inc 1,127 444
Darden Restaurants Inc 80,276 12,846
Dick's Sporting Goods Inc 11,611 2,273
Dillard's Inc
(e)
115 43
Dollar General Corp 8,113 649
Dollar Tree Inc
(d)
7,503 485
Domino's Pizza Inc 826 342
Dutch Bros Inc
(d)
2,362 78
Ferguson Enterprises Inc 6,969 1,371
Five Below Inc
(d)
402 38
Floor & Decor Holdings Inc
(d)
2,431 251
Freshpet Inc
(d)
1,174 156
GameStop Corp
(d)
13,897 308
Gap Inc/The 7,416 154
Genuine Parts Co 5,122 588
Kohl's Corp
(e)
3,945 73
Lithia Motors Inc 997 331
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Macy's Inc 10,118 $ 155
MSC Industrial Direct Co Inc 1,697 134
Nordstrom Inc 3,574 81
Ollie's Bargain Outlet Holdings Inc
(d)
78,029 7,166
Penske Automotive Group Inc 683 103
RH
(d)
444 141
Ross Stores Inc 333,025 46,530
Target Corp 231,300 34,704
Ulta Beauty Inc
(d)
235 87
Walgreens Boots Alliance Inc 26,518 251
Wendy's Co/The 3,467 66
Williams-Sonoma Inc 1,911 256
Yum! Brands Inc 41,100 5,390
$ 156,203
Savings & Loans - 0 .00%
TFS Financial Corp 1,810 23
Semiconductors - 2 .01%
Allegro MicroSystems Inc
(d)
4,540 95
Amkor Technology Inc 4,166 106
Astera Labs Inc
(d)
755 53
Cirrus Logic Inc
(d)
105,641 11,602
GLOBALFOUNDRIES Inc
(d)
3,633 133
IPG Photonics Corp
(d)
992 80
Lattice Semiconductor Corp
(d)
659 33
MACOM Technology Solutions Holdings Inc
(d)
2,052 231
Microchip Technology Inc 19,543 1,434
MKS Instruments Inc 207,692 20,630
ON Semiconductor Corp
(d)
303,822 21,416
Onto Innovation Inc
(d)
1,344 266
Qorvo Inc
(d)
3,490 249
Skyworks Solutions Inc 5,922 519
Teradyne Inc 501 53
Wolfspeed Inc
(d)
4,461 59
$ 56,959
Shipbuilding - 0 .01%
Huntington Ingalls Industries Inc 1,456 269
Software - 1 .65%
Akamai Technologies Inc
(d)
247,049 24,972
ANSYS Inc
(d)
3,214 1,030
Aspen Technology Inc
(d)
990 232
BILL Holdings Inc
(d)
2,842 166
Broadridge Financial Solutions Inc 370 78
CCC Intelligent Solutions Holdings Inc
(d)
16,705 174
Concentrix Corp 1,690 72
Dayforce Inc
(d)
4,992 354
DoubleVerify Holdings Inc
(d)
2,369 40
Doximity Inc
(d)
4,192 175
Dropbox Inc - A Shares
(d)
6,187 160
Electronic Arts Inc 43,592 6,576
Fair Isaac Corp
(d)
135 269
Fidelity National Information Services Inc 20,716 1,859
Guidewire Software Inc
(d)
1,648 307
HashiCorp Inc
(d)
1,103 37
Informatica Inc
(d)
2,564 70
Jack Henry & Associates Inc 2,680 487
Manhattan Associates Inc
(d)
9,033 2,379
MicroStrategy Inc
(d)
5,414 1,324
MSCI Inc 1,196 683
nCino Inc
(d)
1,119 42
Nutanix Inc
(d)
6,412 398
Paychex Inc 7,612 1,060
Paycom Software Inc 698 146
Paycor HCM Inc
(d)
2,345 35
Playtika Holding Corp 2,524 20
PTC Inc
(d)
1,717 318
SentinelOne Inc
(d)
8,553 221
SS&C Technologies Holdings Inc 7,938 555
Take-Two Interactive Software Inc
(d)
6,361 1,029
Twilio Inc
(d)
5,080 410

Schedule of Investments
MidCap Value Fund I
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Tyler Technologies Inc
(d)
236 $ 143
UiPath Inc
(d)
2,241 28
Unity Software Inc
(d)
6,111 123
Zoom Video Communications Inc
(d)
9,711 726
ZoomInfo Technologies Inc
(d)
11,531 127
$ 46,825
Telecommunications - 1 .34%
Ciena Corp
(d)
5,300 337
Corning Inc 359,168 17,092
Frontier Communications Parent Inc
(d)
9,071 324
Iridium Communications Inc 3,877 114
Juniper Networks Inc 12,081 470
Motorola Solutions Inc 43,700 19,636
Ubiquiti Inc 89 24
$ 37,997
Toys, Games & Hobbies - 0 .01%
Hasbro Inc 657 43
Mattel Inc
(d)
12,678 259
$ 302
Transportation - 2 .71%
CH Robinson Worldwide Inc 4,303 443
Expeditors International of Washington Inc 4,345 517
JB Hunt Transport Services Inc 159,239 28,762
Kirby Corp
(d)
2,132 245
Knight-Swift Transportation Holdings Inc 506,666 26,387
Landstar System Inc 114,412 20,110
Ryder System Inc 1,557 228
Saia Inc
(d)
408 199
Schneider National Inc 1,760 50
$ 76,941
Water - 0 .91%
American Water Works Co Inc 184,300 25,454
Essential Utilities Inc 9,307 359
$ 25,813
TOTAL COMMON STOCKS $ 2,780,653
Total Investments $ 2,840,367
Other Assets and Liabilities -  0.00% (24)
TOTAL NET ASSETS - 100.00% $ 2,840,343
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,112 or
0.04% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,058 or 0.04% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.75% $ 70,147 $ 1,376,867 $ 1,395,419 $ 51,595
$ 70,147 $ 1,376,867 $ 1,395,419 $ 51,595
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.75% $ 3,795 $ — $ — $ —
$ 3,795 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; December 2024 Long 50 $ 15,568 $ (220)
Total $ (220)
Amounts in thousands except contracts.

Schedule of Investments
Money Market Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 3 .61 % Shares Held Value (000's)
Money Market Funds - 3 .61%
DWS Government Money Market Series -
Institutional Class 4.80%
(a)
11,990,000 $ 11,990
Goldman Sachs Financial Square Government Fund
- Institutional Class 4.78%
(a)
8,450,000 8,450
Invesco Government & Agency Portfolio -
Institutional Class 4.77%
(a)
9,280,000 9,280
Morgan Stanley Institutional Liquidity Funds -
Government Portfolio - Institutional Class 4.79%
(a)
8,180,000 8,180
$ 37,900
TOTAL INVESTMENT COMPANIES $ 37,900
BONDS - 5 .99%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 1 .53%
AmeriCredit Automobile Receivables Trust 2024-1
5.62%, 06/18/2025 $ 157 $ 157
ARI Fleet Lease Trust 2024-A
5.57%, 03/14/2025
(b)
745 746
BofA Auto Trust 2024-1
5.56%, 05/15/2025
(b)
641 641
Carmax Auto Owner Trust 2024-3
5.44%, 08/15/2025 2,704 2,704
Chase Auto Owner Trust 2024-5
5.00%, 09/25/2025
(b)
3,716 3,716
Enterprise Fleet Financing 2024-2 LLC
5.61%, 05/20/2025
(b)
1,873 1,873
Enterprise Fleet Financing 2024-4 LLC
4.72%, 10/21/2025
(b)
6,000 6,000
Volkswagen Auto Lease Trust 2024-A
5.52%, 03/20/2025 228 228
$ 16,065
Insurance - 1 .62%
Met Life
5.42%, 08/18/2025 9,000 9,000
New York Life
5.15%, 07/22/2025 8,000 8,000
$ 17,000
Other Asset Backed Securities - 2 .84%
Dell Equipment Finance Trust 2024-1
5.57%, 04/22/2025
(b)
2,210 2,210
Dllad 2024-1 LLC
5.54%, 05/20/2025
(b)
1,177 1,177
DLLMT 2024-1 LLC
5.35%, 08/20/2025
(b)
4,610 4,610
GreatAmerica Leasing Receivables Funding LLC
Series 2024-1
5.55%, 02/18/2025
(b)
453 453
GreatAmerica Leasing Receivables Funding LLC
Series 2024-2
5.46%, 08/15/2025
(b)
2,714 2,714
HPEFS Equipment Trust 2024-2
5.63%, 06/20/2025
(b)
2,767 2,766
M&T Equipment 2024-LEAF1 Notes
5.39%, 08/18/2025
(b)
3,914 3,914
PEAC Solutions Receivables 2024-1 LLC
5.72%, 06/20/2025
(b)
2,296 2,296
PEAC Solutions Receivables 2024-2 LLC
4.81%, 10/20/2025
(b)
4,848 4,848
Volvo Financial Equipment LLC Series 2024-1
5.07%, 09/15/2025
(b)
4,810 4,810
$ 29,798
TOTAL BONDS $ 62,863
MUNICIPAL BONDS - 2 .86%
Principal
Amount (000's) Value (000's)
Colorado - 0 .27%
Colorado Housing and Finance Authority (credit
support from Federal Home Loan Bank )
4.88%, 11/07/2024
(c),(d)
$ 2,830 $ 2,830
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Georgia - 0 .72%
Development Authority Of Greene County (credit
support from US Bank )
4.90%, 11/07/2024
(c),(d)
$ 3,000 $ 3,000
Valdosta-Lowndes County Industrial Development
Authority (credit support from Wells Fargo )
4.85%, 11/07/2024
(c),(d)
4,555 4,555
$ 7,555
Maryland - 0 .73%
City of Baltimore MD (credit support from Toronto
Dominion Bank )
4.85%, 11/07/2024
(c),(d)
7,660 7,660
New York - 0 .46%
New York City Housing Development Corp (credit
support from Fannie Mae )
4.82%, 11/07/2024
(c),(d)
900 900
4.84%, 11/07/2024
(c),(d)
3,900 3,900
$ 4,800
Virginia - 0 .09%
Newport News Economic Development
Authority (credit support from JPMorgan Chase &
Co )
4.88%, 11/07/2024
(c),(d)
1,000 1,000
Washington - 0 .59%
Washington State Housing Finance
Commission (credit support from Federal Home
Loan Bank )
4.90%, 11/07/2024
(c),(d)
4,600 4,600
4.90%, 11/07/2024
(c),(d)
1,545 1,545
$ 6,145
TOTAL MUNICIPAL BONDS $ 29,990
COMMERCIAL PAPER - 73 .05%
Principal
Amount (000's) Value (000's)
Agriculture - 1 .04%
Archer-Daniels-Midland Co
4.81%, 11/21/2024
(b)
$ 5,000 $ 4,986
4.82%, 12/05/2024
(b)
6,000 5,973
$ 10,959
Automobile Manufacturers - 6 .19%
Cummins Inc
4.81%, 11/14/2024
(b)
5,500 5,490
4.82%, 11/13/2024
(b)
6,000 5,990
4.84%, 11/20/2024
(b)
6,050 6,034
Mercedes-Benz Finance North America LLC (credit
support from Mercedes Benz Group AG )
4.75%, 12/11/2024
(b),(c)
5,000 4,974
4.78%, 11/19/2024
(b),(c)
5,500 5,487
PACCAR Financial Corp (credit support from
Paccar Inc )
4.77%, 11/25/2024
(c)
5,000 4,984
Toyota Credit de Puerto Rico Corp (credit support
from Toyota Financial Services )
4.70%, 03/17/2025
(c)
4,000 3,929
4.72%, 02/18/2025
(c)
4,000 3,943
4.89%, 01/27/2025
(c)
3,000 2,965
4.91%, 01/21/2025
(c)
3,000 2,967
Volvo Treasury North America LP (credit support
from AB Volvo )
4.75%, 11/29/2024
(b),(c)
6,000 5,978
4.84%, 11/04/2024
(b),(c)
5,000 4,998
4.84%, 11/12/2024
(b),(c)
6,000 5,991
4.85%, 11/15/2024
(b),(c)
1,250 1,248
$ 64,978
Banks - 11 .57%
Barclays Bank PLC
4.66%, 12/27/2024
(b)
6,500 6,453
4.73%, 12/24/2024
(b)
6,500 6,455
4.85%, 11/05/2024
(b)
6,000 5,997

Schedule of Investments
Money Market Fund
October 31, 2024
See accompanying notes.

COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Barclays Bank PLC (continued)
4.85%, 11/06/2024
(b)
$ 6,000 $ 5,996
Canadian Imperial Bank of Commerce
4.83%, 11/01/2024
(b),(e)
6,000 6,000
4.84%, 11/07/2024
(b),(e)
4,750 4,746
4.85%, 11/05/2024
(b),(e)
5,040 5,037
DBS Bank Ltd
4.76%, 11/27/2024
(b),(e)
4,000 3,986
4.82%, 11/12/2024
(b),(e)
5,600 5,592
DNB Bank ASA
4.69%, 01/02/2025
(b),(e)
2,800 2,777
HSBC USA Inc
4.83%, 12/17/2024
(b)
4,000 3,975
4.86%, 11/27/2024
(b)
5,000 4,982
5.34%, 11/12/2024
(b)
4,500 4,493
ING US Funding LLC (credit support from ING
Bank )
4.78%, 11/27/2024
(b),(c)
1,150 1,145
MUFG Bank Ltd/New York NY
4.70%, 12/16/2024 5,000 4,971
4.73%, 12/24/2024 6,000 5,958
Oversea-Chinese Banking Corp Ltd
4.68%, 01/02/2025
(b),(e)
7,000 6,944
Sheffield Receivables Co LLC
4.71%, 02/03/2025
(b)
5,000 4,939
4.79%, 11/08/2024
(b)
5,500 5,495
Societe Generale SA
4.82%, 11/01/2024
(b),(e)
12,000 12,000
United Overseas Bank Ltd
4.75%, 11/26/2024
(b),(e)
7,500 7,475
4.80%, 11/18/2024
(b),(e)
6,100 6,086
$ 121,502
Beverages - 1 .62%
Brown-Forman Corp
4.80%, 12/18/2024
(b)
3,900 3,876
4.80%, 12/19/2024
(b)
1,900 1,888
4.86%, 11/06/2024
(b)
5,300 5,296
4.90%, 11/20/2024
(b)
6,000 5,984
$ 17,044
Commercial Services - 1 .84%
Experian Finance PLC (credit support from
Experian PLC )
4.83%, 12/03/2024
(b),(c)
4,000 3,983
4.85%, 11/18/2024
(b),(c)
5,000 4,988
4.85%, 11/20/2024
(b),(c)
4,000 3,990
4.85%, 11/22/2024
(b),(c)
6,400 6,382
$ 19,343
Diversified Financial Services - 27 .76%
AllianceBernstein LP
4.88%, 11/13/2024
(b)
5,500 5,491
4.92%, 11/15/2024
(b)
6,000 5,988
Anglesea Funding LLC
4.84%, 11/05/2024
(b)
6,000 5,997
4.84%, 11/07/2024
(b)
6,500 6,495
BofA Securities Inc
4.75%, 11/29/2024 6,000 5,978
5.15%, 11/18/2024 6,000 5,985
Cabot Trail Funding LLC
4.68%, 01/28/2025
(b)
5,500 5,437
4.70%, 02/05/2025
(b)
4,700 4,641
4.80%, 11/22/2024
(b)
6,000 5,983
4.84%, 11/15/2024
(b)
2,600 2,595
Chesham Finance Ltd / Chesham Finance LLC
4.83%, 11/01/2024
(b)
20,000 20,000
Citigroup Global Markets Inc
4.65%, 12/23/2024
(b)
3,335 3,313
CRC Funding LLC
4.82%, 11/05/2024
(b)
6,000 5,997
COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
DCAT LLC
4.82%, 11/14/2024 $ 5,500 $ 5,490
4.83%, 11/13/2024 5,500 5,491
4.85%, 11/06/2024 3,600 3,598
4.86%, 11/04/2024 5,000 4,998
4.86%, 11/07/2024 5,500 5,496
Glencove Funding LLC
4.76%, 12/18/2024
(b)
6,000 5,963
4.79%, 12/20/2024
(b)
1,700 1,689
5.02%, 12/10/2024
(b)
5,000 4,973
5.03%, 12/09/2024
(b)
4,000 3,979
5.10%, 12/02/2024
(b)
6,000 5,974
Gotham Funding Corp
4.70%, 01/02/2025
(b)
6,000 5,951
4.85%, 11/15/2024
(b)
2,592 2,587
5.20%, 11/06/2024
(b)
6,500 6,495
Great Bear Funding LLC
4.84%, 11/01/2024
(b)
6,000 6,000
4.84%, 11/04/2024
(b)
6,000 5,998
4.88%, 11/08/2024
(b)
5,500 5,495
Liberty Street Funding LLC
4.84%, 11/01/2024
(b)
6,000 6,000
Lion Bay Funding LLC
4.84%, 11/04/2024
(b)
7,000 6,997
4.84%, 11/05/2024
(b)
6,000 5,997
Longship Funding LLC
4.83%, 11/01/2024
(b)
6,000 6,000
4.83%, 11/04/2024
(b)
6,000 5,998
4.84%, 11/05/2024
(b)
6,000 5,997
4.85%, 11/08/2024
(b)
5,000 4,995
Manhattan Asset Funding Co LLC
4.84%, 11/05/2024
(b)
5,000 4,997
Nieuw Amsterdam Receivables Corp BV
4.83%, 11/01/2024
(b)
10,000 10,000
4.84%, 11/07/2024
(b)
6,000 5,995
4.84%, 11/08/2024
(b)
5,900 5,894
Pacific Life Short Term Funding LLC
4.70%, 01/02/2025
(b)
6,000 5,951
4.72%, 12/13/2024
(b)
5,300 5,271
Podium Funding Trust
4.72%, 12/04/2024 5,000 4,978
4.85%, 11/01/2024 5,330 5,330
Starbird Funding Corp
4.83%, 11/01/2024
(b)
22,000 22,000
Thunder Bay Funding LLC
4.82%, 11/01/2024
(b)
15,000 15,000
$ 291,477
Electric - 2 .81%
National Rural Utilities Cooperative Finance Corp
4.83%, 11/13/2024 5,000 4,992
4.83%, 11/15/2024 4,500 4,492
4.86%, 11/01/2024 5,000 5,000
4.86%, 11/07/2024 5,000 4,996
4.86%, 11/12/2024 6,000 5,991
NSTAR Electric Co
4.83%, 11/06/2024 4,000 3,997
$ 29,468
Food - 1 .71%
Mars Inc
4.80%, 11/20/2024
(b)
6,000 5,985
4.80%, 11/22/2024
(b)
6,000 5,983
Unilever Capital Corp (credit support from Unilever
PLC )
4.82%, 11/01/2024
(b),(c)
6,000 6,000
$ 17,968

Schedule of Investments
Money Market Fund
October 31, 2024
See accompanying notes.

COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products - 2 .44%
Medtronic Global Holdings SCA (credit support
from Medtronic PLC/Medtronic Inc )
4.80%, 11/19/2024
(b),(c)
$ 6,000 $ 5,986
4.84%, 11/14/2024
(b),(c)
5,060 5,051
4.85%, 11/06/2024
(b),(c)
7,000 6,995
4.85%, 11/13/2024
(b),(c)
7,600 7,588
$ 25,620
Holding Companies - Diversified - 0 .78%
Koch Cos LLC
4.76%, 11/19/2024 5,000 4,988
4.76%, 11/25/2024 3,200 3,190
$ 8,178
Insurance - 2 .34%
Northwestern Mutual Short Term Funding LLC
5.23%, 11/04/2024
(b)
1,080 1,078
Prudential Financial Inc
4.83%, 11/01/2024
(b)
5,500 5,500
4.83%, 11/04/2024
(b)
6,000 5,998
4.83%, 11/06/2024
(b)
6,000 5,996
4.83%, 11/07/2024
(b)
6,000 5,995
$ 24,567
Machinery - Diversified - 0 .38%
John Deere Financial Inc (credit support from John
Deere Capital )
4.68%, 01/07/2025
(b),(c)
4,000 3,965
Media - 0 .20%
Walt Disney Co/The (credit support from TWDC
Enteprises )
4.85%, 11/14/2024
(b),(c)
2,087 2,083
Oil & Gas - 6 .66%
BP Capital Markets PLC (credit support from BP
PLC )
4.88%, 11/04/2024
(b),(c)
5,000 4,998
4.88%, 11/05/2024
(b),(c)
6,000 5,997
4.88%, 11/06/2024
(b),(c)
6,000 5,996
4.88%, 11/07/2024
(b),(c)
6,000 5,995
Chevron Corp
4.83%, 11/08/2024
(b)
6,000 5,994
5.00%, 11/21/2024
(b)
5,900 5,884
5.12%, 11/07/2024
(b)
6,000 5,995
Equinor ASA
4.75%, 12/27/2024
(b)
5,300 5,261
4.83%, 11/04/2024
(b)
3,700 3,698
TotalEnergies Capital SA (credit support from Total
SA )
4.73%, 12/20/2024
(b),(c)
3,150 3,130
4.77%, 11/25/2024
(b),(c)
5,500 5,482
4.83%, 11/01/2024
(b),(c)
5,500 5,500
4.85%, 11/06/2024
(b),(c)
6,000 5,996
$ 69,926
Oil & Gas Services - 1 .00%
Schlumberger Investment SA (credit support from
Schlumberger NV )
4.81%, 11/05/2024
(b),(c)
5,000 4,997
4.83%, 11/01/2024
(b),(c)
5,450 5,450
$ 10,447
Pharmaceuticals - 0 .52%
Sanofi SA
4.85%, 11/15/2024
(b)
5,500 5,490
Semiconductors - 1 .09%
Analog Devices Inc
4.75%, 11/21/2024
(b)
6,000 5,984
4.82%, 11/14/2024
(b)
5,500 5,491
$ 11,475
Supranational Bank - 0 .40%
Corp Andina de Fomento
4.81%, 11/14/2024
(b)
4,230 4,223
COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications - 0 .49%
Telstra Group Ltd (credit support from Telstra
Corporation )
5.10%, 01/30/2025
(b),(c)
$ 3,000 $ 2,962
5.30%, 12/19/2024
(b),(c)
2,200 2,184
$ 5,146
Water - 2 .21%
American Water Capital Corp (credit support from
American Water Works )
4.82%, 11/07/2024
(b),(c)
6,000 5,995
4.82%, 11/08/2024
(b),(c)
6,000 5,994
4.84%, 11/04/2024
(b),(c)
6,000 5,998
4.84%, 11/12/2024
(b),(c)
5,150 5,144
$ 23,131
TOTAL COMMERCIAL PAPER $ 766,990
REPURCHASE AGREEMENTS - 14 .29%
Maturity Amount
(000's) Value (000's)
Banks - 14 .29%
Bank of New York Mellon Repurchase
Agreement; 4.83% traded 10/31/2024 maturing
11/01/2024 (collateralized by US Government
Securities; $40,800,046; 0.00%-4.875%; dated
04/30/2026-08/15/2030)
$ 40,005 $ 40,000
Barclays Capital Repurchase Agreement; 4.82%
traded 10/31/2024 maturing 11/01/2024
(collateralized by US Government Security;
$40,800,014; 2.625%; dated 05/31/2027)
40,005 40,000
Goldman Sachs Repurchase Agreement; 4.77%
traded 10/31/2024 maturing 11/01/2024
(collateralized by US Government Securities;
$30,600,001; 0.00%-0.625%; dated
08/15/2025-07/31/2026)
30,004 30,000
Merrill Lynch Repurchase Agreement; 4.81% traded
10/31/2024 maturing 11/01/2024 (collateralized
by US Government Security; $30,600,017;
0.875%; dated 06/30/2026)
40,005 40,000
$ 150,000
TOTAL REPURCHASE AGREEMENTS $ 150,000
Total Investments $ 1,047,743
Other Assets and Liabilities -  0.20% 2,085
TOTAL NET ASSETS - 100.00% $ 1,049,828
(a) 1-day yield shown is as of period end.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $695,057 or 66.21% of net assets.
(c) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(d) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(e) Security issued by foreign bank and denominated in USD.

Schedule of Investments
Overseas Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 1 .01 % Shares Held Value (000's)
Money Market Funds - 1 .01%
BlackRock Liquidity FedFund - Institutional Class
4.75%
(a),(b)
177,198 $ 177
Principal Government Money Market Fund - Class
R-6 4.75%
(a),(c)
11,503,044 11,503
$ 11,680
TOTAL INVESTMENT COMPANIES $ 11,680
COMMON STOCKS - 96 .72 % Shares Held Value (000's)
Advertising - 0 .05%
Dentsu Group Inc 1,000 $ 31
Publicis Groupe SA 3,270 347
WPP PLC 15,412 162
$ 540
Aerospace & Defense - 3 .68%
BAE Systems PLC 321,323 5,179
Dassault Aviation SA 95 19
Elbit Systems Ltd 142 33
Leonardo SpA 5,781 138
MTU Aero Engines AG 384 125
Rheinmetall AG 12,617 6,496
Rolls-Royce Holdings PLC
(d)
3,309,273 22,835
Thales SA 48,653 7,843
$ 42,668
Agriculture - 0 .91%
British American Tobacco PLC 276,443 9,667
Imperial Brands PLC 11,603 350
Japan Tobacco Inc 17,100 478
Wilmar International Ltd 17,900 43
$ 10,538
Airlines - 0 .02%
ANA Holdings Inc 2,200 43
Deutsche Lufthansa AG 8,545 59
Japan Airlines Co Ltd 2,200 35
Singapore Airlines Ltd
(e)
21,200 104
$ 241
Apparel - 1 .50%
Kering SA 69,442 17,345
Automobile Manufacturers - 0 .40%
Bayerische Motoren Werke AG 4,556 359
Daimler Truck Holding AG 7,055 292
Honda Motor Co Ltd 64,000 644
Isuzu Motors Ltd 8,500 110
Mazda Motor Corp 8,200 58
Mercedes-Benz Group AG 10,699 650
Nissan Motor Co Ltd 33,200 88
Renault SA 2,746 126
Stellantis NV 30,239 414
Subaru Corp 8,500 152
Suzuki Motor Corp 22,400 222
Toyota Motor Corp 51,250 883
Volvo AB - A Shares 2,859 75
Volvo AB - B Shares 22,697 591
Volvo Car AB
(d)
11,363 25
$ 4,689
Automobile Parts & Equipment - 0 .79%
Aisin Corp 7,700 80
Bridgestone Corp 8,200 292
Cie Generale des Etablissements Michelin SCA 6,307 213
Continental AG 134,532 8,397
Sumitomo Electric Industries Ltd 10,200 157
$ 9,139
Banks - 11 .42%
ABN AMRO Bank NV
(f)
6,545 108
AIB Group PLC 25,935 139
ANZ Group Holdings Ltd 42,999 876
Banco Bilbao Vizcaya Argentaria SA 82,357 820
Banco BPM SpA 18,397 124
Banco de Sabadell SA 77,736 152
Banco Santander SA 221,406 1,082
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Bank Hapoalim BM 18,158 $ 189
Bank Leumi Le-Israel BM 21,679 220
Bank of Ireland Group PLC 14,534 135
Bank of Nova Scotia/The 164,200 8,454
Banque Cantonale Vaudoise 408 41
Barclays PLC 6,383,576 19,569
BNP Paribas SA 230,010 15,708
BOC Hong Kong Holdings Ltd 3,321,271 10,843
CaixaBank SA 51,922 316
Chiba Bank Ltd/The 7,600 56
Commerzbank AG 14,388 255
Concordia Financial Group Ltd 15,100 75
Credit Agricole SA 15,132 232
Danske Bank A/S 6,403 189
Deutsche Bank AG 27,078 460
DNB Bank ASA 12,794 265
Erste Group Bank AG 4,810 272
FinecoBank Banca Fineco SpA 8,729 139
Hang Seng Bank Ltd 10,700 131
HSBC Holdings PLC 264,515 2,428
ING Groep NV 349,516 5,931
Intesa Sanpaolo SpA 135,847 581
Israel Discount Bank Ltd 17,669 104
Japan Post Bank Co Ltd 20,500 183
KBC Group NV 3,279 239
Lloyds Banking Group PLC 891,686 612
Mediobanca Banca di Credito Finanziario SpA 7,140 118
Mitsubishi UFJ Financial Group Inc 158,600 1,672
Mizrahi Tefahot Bank Ltd 2,212 91
Mizuho Financial Group Inc 34,400 715
National Australia Bank Ltd 44,197 1,120
NatWest Group PLC 782,512 3,708
Nordea Bank Abp 45,083 528
Oversea-Chinese Banking Corp Ltd 48,300 554
Resona Holdings Inc 29,800 197
Shinhan Financial Group Co Ltd 68,696 2,559
Shizuoka Financial Group Inc 6,300 50
Skandinaviska Enskilda Banken AB 22,677 320
Societe Generale SA 10,324 297
Standard Chartered PLC 1,629,437 18,895
Sumitomo Mitsui Financial Group Inc 53,600 1,137
Sumitomo Mitsui Trust Group Inc 9,214 202
Svenska Handelsbanken AB 20,842 217
Swedbank AB 12,132 246
UniCredit SpA 236,281 10,453
United Overseas Bank Ltd 714,060 17,359
Westpac Banking Corp 49,478 1,039
$ 132,405
Beverages - 2 .94%
Anheuser-Busch InBev SA/NV 157,395 9,332
Asahi Group Holdings Ltd 623,300 7,483
Carlsberg AS 478 53
Coca-Cola Europacific Partners PLC 2,950 224
Coca-Cola HBC AG
(d)
1,558 55
Diageo PLC 357,104 11,028
Heineken Holding NV 1,852 128
Heineken NV 62,096 5,093
JDE Peet's NV 1,650 37
Kirin Holdings Co Ltd 11,100 163
Pernod Ricard SA 2,895 361
Suntory Beverage & Food Ltd 2,000 68
$ 34,025
Building Materials - 1 .83%
AGC Inc 2,800 86
Cie de Saint-Gobain SA 117,098 10,619
Geberit AG 239 150
Heidelberg Materials AG 1,951 215
Holcim AG
(d)
7,447 731
ROCKWOOL A/S 133 57

Schedule of Investments
Overseas Fund
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
Svenska Cellulosa AB SCA 8,658 $ 114
TOTO Ltd 333,100 9,294
$ 21,266
Chemicals - 4 .65%
Air Liquide SA 29,269 5,248
Akzo Nobel NV 357,725 22,828
Arkema SA 84,402 7,438
Asahi Kasei Corp 17,900 123
BASF SE 234,923 11,420
Clariant AG
(d)
2,922 41
Croda International PLC 1,894 91
DSM-Firmenich AG 2,657 315
EMS-Chemie Holding AG 65 50
Evonik Industries AG 3,661 81
ICL Group Ltd 10,484 43
Mitsubishi Chemical Group Corp 19,300 104
Mitsui Chemicals Inc 2,500 57
Syensqo SA 1,059 82
Toray Industries Inc 19,700 107
Tosoh Corp 470,300 5,844
$ 53,872
Commercial Services - 1 .73%
Adecco Group AG 2,404 75
Bureau Veritas SA 1,588 50
Dai Nippon Printing Co Ltd 5,500 96
Intertek Group PLC 807 48
Nexi SpA
(d),(f)
8,438 53
Persol Holdings Co Ltd 3,272,700 5,497
Randstad NV 177,943 8,204
RELX PLC 115,650 5,344
Secom Co Ltd 3,900 139
Securitas AB 7,027 83
SGS SA 1,428 151
TOPPAN Holdings Inc 3,400 100
Transurban Group 28,720 239
$ 20,079
Computers - 0 .99%
Check Point Software Technologies Ltd
(d)
12,468 2,159
Fujitsu Ltd 474,600 9,125
Otsuka Corp 1,600 36
SCSK Corp 700 13
Teleperformance SE 776 82
$ 11,415
Consumer Products - 1 .42%
Henkel AG & Co KGaA 1,484 116
Reckitt Benckiser Group PLC 270,317 16,398
$ 16,514
Cosmetics & Personal Care - 0 .16%
Haleon PLC 55,448 266
Kao Corp 3,300 145
Shiseido Co Ltd 3,700 80
Unilever PLC 23,172 1,414
$ 1,905
Distribution & Wholesale - 0 .25%
Bunzl PLC 3,140 138
ITOCHU Corp 17,000 841
Marubeni Corp 13,100 196
Mitsubishi Corp 47,700 873
Mitsui & Co Ltd 12,800 261
Rexel SA 3,232 89
Sumitomo Corp 14,800 312
Toyota Tsusho Corp 9,100 155
$ 2,865
Diversified Financial Services - 4 .04%
AerCap Holdings NV 2,771 259
Amundi SA
(f)
878 64
ASX Ltd 920 39
Azimut Holding SpA 317,927 7,864
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Daiwa Securities Group Inc 18,900 $ 124
Euronext NV
(f)
87,548 9,660
Hargreaves Lansdown PLC 5,082 71
Japan Exchange Group Inc 5,000 59
Julius Baer Group Ltd 305,221 18,610
Mitsubishi HC Capital Inc 11,400 76
Nomura Holdings Inc 42,900 220
ORIX Corp 16,400 345
SBI Holdings Inc 2,600 57
Schroders PLC 11,511 51
St James's Place PLC 887,818 9,314
$ 46,813
Electric - 4 .18%
Chubu Electric Power Co Inc 9,100 105
CLP Holdings Ltd 828,000 7,034
E.ON SE 32,081 433
EDP Renovaveis SA 4,457 60
EDP SA 44,833 177
Elia Group SA/NV 200 19
Endesa SA 4,537 98
Enel SpA 3,144,523 23,848
Engie SA 26,098 438
Fortum Oyj 478,627 7,067
Iberdrola SA 87,274 1,296
Kansai Electric Power Co Inc/The 10,000 160
Mercury NZ Ltd 9,443 37
National Grid PLC 68,758 863
Origin Energy Ltd 15,996 101
Orsted AS
(d),(f)
2,702 159
Power Assets Holdings Ltd 20,000 133
Redeia Corp SA 5,798 107
RWE AG 175,057 5,674
SSE PLC 15,624 355
Terna - Rete Elettrica Nazionale 20,104 174
Tokyo Electric Power Co Holdings Inc
(d)
21,600 87
$ 48,425
Electrical Components & Equipment - 0 .02%
Brother Industries Ltd 3,400 66
Legrand SA 1,312 148
$ 214
Electronics - 1 .02%
Kyocera Corp 18,300 185
MINEBEA MITSUMI Inc 341,200 6,007
Murata Manufacturing Co Ltd 324,000 5,661
$ 11,853
Engineering & Construction - 0 .61%
Acciona SA 336 43
ACS Actividades de Construccion y Servicios SA 2,623 126
Aena SME SA
(f)
13,035 2,889
Aeroports de Paris SA 306 36
Auckland International Airport Ltd 21,246 93
Bouygues SA 2,707 87
Eiffage SA 1,050 98
Fraport AG Frankfurt Airport Services
Worldwide
(d)
45,491 2,462
Kajima Corp 5,600 96
Obayashi Corp 9,200 113
Skanska AB 4,861 99
Taisei Corp 2,400 101
Vinci SA 7,147 800
$ 7,043
Entertainment - 0 .52%
CTS Eventim AG & Co KGaA 297 31
Entain PLC 600,161 5,772
La Francaise des Jeux SAEM
(f)
1,454 62
Oriental Land Co Ltd/Japan 5,400 131
Toho Co Ltd/Tokyo 1,000 38
$ 6,034

Schedule of Investments
Overseas Fund
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Food - 3 .37%
Barry Callebaut AG 5,079 $ 8,908
Carrefour SA 276,173 4,386
CK Hutchison Holdings Ltd 1,513,500 7,959
Coles Group Ltd 6,698 77
Danone SA 116,790 8,343
J Sainsbury PLC 23,629 81
Kerry Group PLC 773 77
Kesko Oyj 3,902 84
Koninklijke Ahold Delhaize NV 13,385 442
MEIJI Holdings Co Ltd 3,300 77
Mowi ASA 6,649 115
Nestle SA 13,104 1,238
Orkla ASA 10,017 93
Salmar ASA 582 30
Seven & i Holdings Co Ltd 445,400 6,414
Tesco PLC 98,966 437
WH Group Ltd
(f)
77,000 60
Woolworths Group Ltd 8,725 171
Yakult Honsha Co Ltd 3,600 78
$ 39,070
Food Service - 0 .55%
Compass Group PLC 86,211 2,800
Sodexo SA 41,552 3,612
$ 6,412
Forest Products & Paper - 0 .48%
Holmen AB 1,033 41
Mondi PLC 334,230 5,412
UPM-Kymmene Oyj 4,956 146
$ 5,599
Gas - 1 .40%
Centrica PLC 5,256,650 7,957
Osaka Gas Co Ltd 5,200 112
Snam SpA 1,702,180 8,177
$ 16,246
Hand & Machine Tools - 1 .03%
Makita Corp 362,400 11,833
Schindler Holding AG - PC 291 85
Schindler Holding AG - REG 160 45
$ 11,963
Healthcare - Products - 3 .91%
Elekta AB 952,629 5,739
FUJIFILM Holdings Corp 15,900 378
Getinge AB 425,549 7,529
Koninklijke Philips NV
(d)
422,298 11,110
Olympus Corp 532,800 9,378
Smith & Nephew PLC 900,123 11,191
$ 45,325
Healthcare - Services - 0 .03%
Fresenius Medical Care AG 2,933 115
Fresenius SE & Co KGaA
(d)
6,034 220
$ 335
Holding Companies - Diversified - 0 .01%
Jardine Matheson Holdings Ltd 2,318 89
Swire Pacific Ltd 6,000 50
Wharf Holdings Ltd/The 6,000 17
$ 156
Home Builders - 1 .14%
Barratt Redrow PLC 19,691 113
Berkeley Group Holdings PLC 61,238 3,494
Daiwa House Industry Co Ltd 8,000 239
Persimmon PLC 484,151 9,176
Sekisui Chemical Co Ltd 5,400 76
Taylor Wimpey PLC 50,581 96
$ 13,194
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Furnishings - 0 .54%
Electrolux AB
(d)
711,612 $ 5,972
Panasonic Holdings Corp 33,200 273
SEB SA 338 36
$ 6,281
Insurance - 5 .23%
Admiral Group PLC 1,858 61
Aegon Ltd 19,289 122
Ageas SA/NV 2,280 119
AIA Group Ltd 1,208,800 9,540
Allianz SE 17,764 5,593
ASR Nederland NV 2,262 107
Aviva PLC 38,249 224
AXA SA 191,942 7,207
Baloise Holding AG 622 119
Dai-ichi Life Holdings Inc 6,400 160
Generali 14,573 404
Gjensidige Forsikring ASA 2,857 52
Helvetia Holding AG 529 89
Insurance Australia Group Ltd 33,864 166
Japan Post Holdings Co Ltd 27,200 251
Japan Post Insurance Co Ltd 2,800 46
Legal & General Group PLC 4,456,851 12,501
M&G PLC 2,924,508 7,327
Medibank Pvt Ltd 39,350 92
MS&AD Insurance Group Holdings Inc 18,300 405
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
1,911 977
NN Group NV 3,867 190
Phoenix Group Holdings PLC 10,014 64
Prudential PLC 1,376,096 11,456
QBE Insurance Group Ltd 7,514 85
Sampo Oyj 7,176 318
Sompo Holdings Inc 13,400 287
Suncorp Group Ltd 18,180 213
Swiss Life Holding AG 410 334
Swiss Re AG 4,308 550
T&D Holdings Inc 6,900 110
Talanx AG 568 44
Tryg A/S 4,842 114
Zurich Insurance Group AG 2,091 1,233
$ 60,560
Internet - 0 .63%
LY Corp 37,800 103
Prosus NV
(d)
10,128 427
Rakuten Group Inc 7,900 47
Tencent Holdings Ltd 128,100 6,680
$ 7,257
Investment Companies - 0 .05%
Eurazeo SE 653 50
EXOR NV 1,420 150
Groupe Bruxelles Lambert NV 1,186 86
Industrivarden AB - A Shares 1,071 37
Industrivarden AB - C Shares 1,484 51
L E Lundbergforetagen AB 1,084 54
Sofina SA 221 54
Washington H Soul Pattinson & Co Ltd
(e)
3,351 73
$ 555
Iron & Steel - 0 .74%
ArcelorMittal SA 319,286 7,898
BlueScope Steel Ltd 4,088 54
Fortescue Ltd 24,197 303
JFE Holdings Inc 8,100 98
Nippon Steel Corp 12,300 246
voestalpine AG 1,451 30
$ 8,629
Leisure Products & Services - 0 .31%
Amadeus IT Group SA 48,092 3,487
Yamaha Motor Co Ltd 7,800 68
$ 3,555

Schedule of Investments
Overseas Fund
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Lodging - 0 .01%
Whitbread PLC 2,573 $ 100
Machinery - Construction & Mining - 0 .72%
Hitachi Construction Machinery Co Ltd 1,500 32
Komatsu Ltd 278,847 7,218
Mitsubishi Electric Corp 27,000 475
Mitsubishi Heavy Industries Ltd 22,900 323
Sandvik AB 5,331 105
Siemens Energy AG
(d)
4,567 188
$ 8,341
Machinery - Diversified - 3 .23%
FANUC Corp 482,000 12,788
GEA Group AG 135,858 6,692
Kone Oyj 4,856 266
Nabtesco Corp 432,758 7,015
Omron Corp 2,500 99
SMC Corp 16,300 6,920
Valmet Oyj 143,770 3,683
$ 37,463
Media - 0 .04%
Bollore SE 10,185 64
Informa PLC 19,050 199
Pearson PLC 8,597 126
Vivendi SE 6,695 71
$ 460
Metal Fabrication & Hardware - 1 .15%
NSK Ltd 1,437,100 6,553
SKF AB 350,827 6,654
Tenaris SA 4,385 72
$ 13,279
Mining - 1 .34%
Anglo American PLC 18,155 563
Antofagasta PLC 2,816 63
Barrick Gold Corp 121,015 2,339
BHP Group Ltd 72,449 2,013
Boliden AB 258,744 8,094
Glencore PLC
(d)
148,188 777
Norsk Hydro ASA 20,090 125
Rio Tinto Ltd 5,304 416
Rio Tinto PLC 16,107 1,041
South32 Ltd 32,354 78
Sumitomo Metal Mining Co Ltd 1,700 47
$ 15,556
Miscellaneous Manufacturers - 2 .11%
Alstom SA
(d)
1,042,307 22,927
Knorr-Bremse AG 492 41
Siemens AG 7,059 1,373
Smiths Group PLC 4,933 97
$ 24,438
Office & Business Equipment - 0 .05%
Canon Inc 13,400 436
Ricoh Co Ltd 7,800 84
Seiko Epson Corp 4,100 75
$ 595
Oil & Gas - 4 .42%
Aker BP ASA 421,946 9,029
Ampol Ltd 3,405 62
BP PLC 2,886,025 14,115
DCC PLC
(d)
1,411 89
ENEOS Holdings Inc 41,210 208
Eni SpA 32,853 501
Equinor ASA 309,983 7,365
Idemitsu Kosan Co Ltd 13,800 94
Inpex Corp 13,400 177
Neste Oyj 6,045 97
OMV AG 2,103 87
Repsol SA 17,395 218
Santos Ltd 46,405 206
Shell PLC 168,301 5,665
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Shell PLC 89,981 $ 3,004
Suncor Energy Inc 211,532 7,985
TotalEnergies SE 30,826 1,935
Woodside Energy Group Ltd 27,132 427
$ 51,264
Oil & Gas Services - 0 .55%
Saipem SpA
(d)
2,669,440 6,347
Packaging & Containers - 0 .97%
SIG Group AG
(d)
1,450 31
Smurfit WestRock PLC 112,404 5,789
Stora Enso Oyj 480,816 5,366
$ 11,186
Pharmaceuticals - 6 .21%
Astellas Pharma Inc 25,800 302
AstraZeneca PLC 75,143 10,692
Bayer AG 14,036 378
Eisai Co Ltd 3,600 122
GSK PLC 612,336 11,058
Hikma Pharmaceuticals PLC 2,376 57
Ipsen SA 333 41
Novartis AG 28,142 3,054
Ono Pharmaceutical Co Ltd 5,200 65
Orion Oyj 1,539 75
Roche Holding AG 57,297 17,757
Sandoz Group AG 5,850 267
Sanofi SA 210,560 22,251
Shionogi & Co Ltd 10,700 153
Takeda Pharmaceutical Co Ltd 193,000 5,385
Teva Pharmaceutical Industries Ltd ADR
(d)
16,008 295
Zealand Pharma A/S
(d)
304 35
$ 71,987
Pipelines - 0 .78%
Enbridge Inc 224,403 9,064
Private Equity - 0 .06%
3i Group PLC 13,908 571
CapitaLand Investment Ltd/Singapore 33,200 70
$ 641
Real Estate - 0 .20%
Azrieli Group Ltd 576 44
CK Asset Holdings Ltd 27,500 112
Daito Trust Construction Co Ltd 800 88
Fastighets AB Balder
(d)
9,467 74
Henderson Land Development Co Ltd 21,438 69
Hongkong Land Holdings Ltd 15,601 67
Hulic Co Ltd 5,500 51
LEG Immobilien SE 1,065 101
Mitsubishi Estate Co Ltd 10,500 155
Mitsui Fudosan Co Ltd 38,100 325
Nomura Real Estate Holdings Inc 1,500 37
Sekisui House Ltd 8,500 205
Sino Land Co Ltd 56,000 56
Sumitomo Realty & Development Co Ltd 4,000 119
Sun Hung Kai Properties Ltd 20,883 226
Swiss Prime Site AG 1,104 120
Vonovia SE 10,581 347
Wharf Real Estate Investment Co Ltd 24,000 72
$ 2,268
REITs - 1 .33%
CapitaLand Ascendas REIT 52,800 107
CapitaLand Integrated Commercial Trust 81,615 124
Covivio SA/France 756 43
Dexus 15,365 72
Gecina SA 658 70
GPT Group/The 27,367 85
Japan Real Estate Investment Corp 18 65
Klepierre SA 3,073 98
Land Securities Group PLC 10,107 79
Link REIT 2,196,722 10,235

Schedule of Investments
Overseas Fund
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Mirvac Group 56,376 $ 79
Nippon Building Fund Inc 109 94
Nippon Prologis REIT Inc 32 52
Scentre Group 74,230 170
Segro PLC 364,530 3,694
Stockland 34,106 115
Unibail-Rodamco-Westfield 1,693 138
Vicinity Ltd 55,287 79
Warehouses De Pauw CVA 2,557 61
$ 15,460
Retail - 1 .01%
Associated British Foods PLC 4,794 138
Kingfisher PLC 1,135,101 4,292
Li Ning Co Ltd 579,500 1,183
MatsukiyoCocokara & Co 2,600 35
Swatch Group AG/The - BR 414 85
Swatch Group AG/The - REG 713 29
Tokyo Gas Co Ltd 1,900 47
Welcia Holdings Co Ltd 469,900 5,866
$ 11,675
Semiconductors - 5 .00%
ASMPT Ltd 486,200 5,271
Infineon Technologies AG 487,092 15,404
Renesas Electronics Corp 1,020,400 13,672
Rohm Co Ltd 4,900 54
Samsung Electronics Co Ltd 432,977 18,384
SK Hynix Inc 39,325 5,148
SUMCO Corp 5,000 48
$ 57,981
Software - 0 .92%
SAP SE 45,440 10,610
Temenos AG 268 19
TIS Inc 1,500 37
$ 10,666
Telecommunications - 1 .47%
BT Group PLC 92,448 165
Deutsche Telekom AG 393,905 11,909
Elisa Oyj 2,031 97
Hikari Tsushin Inc 100 20
HKT Trust & HKT Ltd 54,000 67
KDDI Corp 21,900 683
Koninklijke KPN NV 56,398 221
Nippon Telegraph & Telephone Corp 426,100 411
Nokia OYJ 76,196 361
Orange SA 26,607 292
Singapore Telecommunications Ltd 105,900 250
SoftBank Corp 406,500 512
SoftBank Group Corp 7,300 435
Spark New Zealand Ltd 24,574 43
Swisscom AG 369 225
Tele2 AB 7,662 80
Telecom Italia SpA/Milano
(d)
134,973 34
Telefonaktiebolaget LM Ericsson 39,639 332
Telefonica SA 56,714 266
Telenor ASA 8,798 108
Telia Co AB 33,707 98
Telstra Group Ltd 57,782 145
Vodafone Group PLC 322,943 300
$ 17,054
Toys, Games & Hobbies - 0 .29%
Bandai Namco Holdings Inc 4,300 90
Nintendo Co Ltd 62,200 3,286
$ 3,376
Transportation - 2 .27%
AP Moller - Maersk A/S - A 42 64
AP Moller - Maersk A/S - B 66 104
Canadian Pacific Kansas City Ltd 116,337 8,975
Central Japan Railway Co 11,100 230
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
Deutsche Post AG 194,762 $ 7,824
East Japan Railway Co 12,900 259
Getlink SE 2,663 45
Hankyu Hanshin Holdings Inc 3,200 87
Kawasaki Kisen Kaisha Ltd 5,600 77
Keisei Electric Railway Co Ltd 1,200 31
Kuehne + Nagel International AG 689 172
Mitsui OSK Lines Ltd 4,900 167
Nippon Express Holdings Inc 157,600 7,770
Nippon Yusen KK 6,600 221
Poste Italiane SpA
(f)
6,531 92
Tokyu Corp 7,000 86
West Japan Railway Co 6,200 110
$ 26,314
Water - 0 .04%
Severn Trent PLC 1,925 64
United Utilities Group PLC 9,743 128
Veolia Environnement SA 9,856 313
$ 505
TOTAL COMMON STOCKS $ 1,121,045
PREFERRED STOCKS - 1 .67 % Shares Held Value (000's)
Automobile Manufacturers - 0 .76%
Bayerische Motoren Werke AG 6.02% 842 $ 62
Dr Ing hc F Porsche AG 2.31%
(f)
118,376 8,329
Porsche Automobil Holding SE 2.56% 2,186 91
Volkswagen AG 9.06% 2,946 286
$ 8,768
Consumer Products - 0 .91%
Henkel AG & Co KGaA 1.85% 122,585 10,615
TOTAL PREFERRED STOCKS $ 19,383
Total Investments $ 1,152,108
Other Assets and Liabilities -  0.60% 6,966
TOTAL NET ASSETS - 100.00% $ 1,159,074
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $177 or
0.02% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $167 or 0.01% of net assets.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $21,476 or 1.85% of net assets.

Schedule of Investments
Overseas Fund
October 31, 2024
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.75% $ 59,132 $ 1,487,700 $ 1,535,329 $ 11,503
$ 59,132 $ 1,487,700 $ 1,535,329 $ 11,503
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.75% $ 2,197 $ — $ — $ —
$ 2,197 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal Capital Appreciation Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 0 .52 % Shares Held Value (000's)
Money Market Funds - 0 .52%
Principal Government Money Market Fund - Class
R-6 4.75%
(a),(b)
24,066,074 $ 24,066
TOTAL INVESTMENT COMPANIES $ 24,066
COMMON STOCKS - 99 .52 % Shares Held Value (000's)
Aerospace & Defense - 0 .84%
RTX Corp 323,051 $ 39,086
Apparel - 0 .57%
Deckers Outdoor Corp
(c)
165,534 26,633
Automobile Manufacturers - 1 .99%
Cummins Inc 105,400 34,674
PACCAR Inc 293,812 30,639
Tesla Inc
(c)
111,563 27,874
$ 93,187
Banks - 5 .81%
East West Bancorp Inc 319,356 31,134
JPMorgan Chase & Co 564,290 125,227
Morgan Stanley 405,564 47,147
PNC Financial Services Group Inc/The 278,503 52,434
Wintrust Financial Corp 134,671 15,607
$ 271,549
Beverages - 1 .01%
Keurig Dr Pepper Inc 1,072,772 35,348
Monster Beverage Corp
(c)
224,902 11,848
$ 47,196
Biotechnology - 1 .70%
Corteva Inc 481,080 29,308
Regeneron Pharmaceuticals Inc
(c)
20,951 17,561
Vertex Pharmaceuticals Inc
(c)
68,642 32,672
$ 79,541
Building Materials - 2 .00%
CRH PLC 484,886 46,273
Trane Technologies PLC 127,548 47,213
$ 93,486
Chemicals - 0 .72%
Linde PLC 73,570 33,559
Computers - 6 .58%
Amdocs Ltd 207,307 18,190
Apple Inc 1,217,826 275,119
Dell Technologies Inc 115,112 14,232
$ 307,541
Consumer Products - 1 .15%
Avery Dennison Corp 158,503 32,815
Church & Dwight Co Inc 208,528 20,834
$ 53,649
Distribution & Wholesale - 0 .24%
Pool Corp 30,607 11,069
Diversified Financial Services - 5 .01%
Ameriprise Financial Inc 125,943 64,269
Blackrock Inc 23,290 22,848
Nasdaq Inc 569,332 42,085
Visa Inc 361,934 104,906
$ 234,108
Electric - 2 .32%
Constellation Energy Corp 168,394 44,281
NextEra Energy Inc 616,664 48,871
Vistra Corp 119,914 14,984
$ 108,136
Electronics - 0 .64%
NEXTracker Inc
(c)
234,343 9,332
nVent Electric PLC 273,891 20,424
$ 29,756
Environmental Control - 1 .46%
Republic Services Inc 343,645 68,042
Food - 0 .73%
Hershey Co/The 135,980 24,147
Simply Good Foods Co/The
(c)
297,713 10,021
$ 34,168
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products - 2 .26%
Abbott Laboratories 279,391 $ 31,675
GE HealthCare Technologies Inc 322,339 28,156
Thermo Fisher Scientific Inc 83,863 45,816
$ 105,647
Healthcare - Services - 3 .30%
Chemed Corp 14,782 7,986
HCA Healthcare Inc 151,269 54,266
UnitedHealth Group Inc 162,815 91,909
$ 154,161
Insurance - 2 .32%
Berkshire Hathaway Inc - Class B
(c)
95,106 42,885
Marsh & McLennan Cos Inc 173,142 37,786
Progressive Corp/The 113,177 27,483
$ 108,154
Internet - 10 .22%
Airbnb Inc
(c)
141,331 19,050
Alphabet Inc - A Shares 903,917 154,669
Amazon.com Inc
(c)
811,251 151,217
Meta Platforms Inc 239,261 135,800
Netflix Inc
(c)
21,624 16,349
$ 477,085
Machinery - Construction & Mining - 1 .90%
Caterpillar Inc 105,075 39,529
GE Vernova Inc
(c)
163,367 49,281
$ 88,810
Machinery - Diversified - 0 .47%
Deere & Co 54,303 21,976
Media - 0 .53%
Comcast Corp - Class A 566,842 24,754
Mining - 0 .29%
Cameco Corp 255,416 13,338
Miscellaneous Manufacturers - 1 .24%
Parker-Hannifin Corp 91,139 57,789
Oil & Gas - 3 .21%
Chevron Corp 173,691 25,849
EOG Resources Inc 247,914 30,235
Exxon Mobil Corp 490,214 57,247
Marathon Petroleum Corp 250,787 36,482
$ 149,813
Pharmaceuticals - 4 .06%
Eli Lilly & Co 56,476 46,860
McKesson Corp 94,850 47,481
Merck & Co Inc 497,636 50,918
Novartis AG ADR 409,122 44,349
$ 189,608
Private Equity - 1 .14%
KKR & Co Inc 385,977 53,357
REITs - 2 .51%
Equinix Inc 42,789 38,856
Extra Space Storage Inc 336,091 54,884
Prologis Inc 206,770 23,352
$ 117,092
Retail - 8 .12%
Casey's General Stores Inc 118,595 46,729
Chipotle Mexican Grill Inc
(c)
319,566 17,822
Costco Wholesale Corp 100,084 87,491
Domino's Pizza Inc 50,025 20,697
Home Depot Inc/The 81,242 31,989
Lululemon Athletica Inc
(c)
72,323 21,545
O'Reilly Automotive Inc
(c)
53,056 61,181
TJX Cos Inc/The 440,117 49,746
Tractor Supply Co 88,053 23,379
Ulta Beauty Inc
(c)
12,444 4,592
Williams-Sonoma Inc 105,451 14,144
$ 379,315

Schedule of Investments
Principal Capital Appreciation Fund
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 10 .01%
Advanced Micro Devices Inc
(c)
88,080 $ 12,690
Broadcom Inc 620,915 105,413
Lam Research Corp 601,873 44,749
Microchip Technology Inc 220,409 16,171
NVIDIA Corp 1,864,426 247,521
Taiwan Semiconductor Manufacturing Co Ltd ADR 215,298 41,023
$ 467,567
Software - 11 .69%
Adobe Inc
(c)
86,247 41,233
Fair Isaac Corp
(c)
22,740 45,323
Fiserv Inc
(c)
159,500 31,565
Microsoft Corp 655,329 266,293
Oracle Corp 423,540 71,087
Roper Technologies Inc 54,917 29,531
Salesforce Inc 208,793 60,836
$ 545,868
Telecommunications - 1 .61%
T-Mobile US Inc 337,550 75,328
Transportation - 1 .31%
Old Dominion Freight Line Inc 150,503 30,299
Union Pacific Corp 134,089 31,118
$ 61,417
Water - 0 .56%
American Water Works Co Inc 189,873 26,223
TOTAL COMMON STOCKS $ 4,648,008
Total Investments $ 4,672,074
Other Assets and Liabilities -  (0.04)% (1,880)
TOTAL NET ASSETS - 100.00% $ 4,670,194
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.75% $ 89,715 $ 832,073 $ 897,722 $ 24,066
$ 89,715 $ 832,073 $ 897,722 $ 24,066
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.75% $ 2,386 $ — $ — $ —
$ 2,386 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal LifeTime 2015 Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 63 .85%
Blue Chip Fund
(a)
215,437 $ 9,912
Core Fixed Income Fund
(a)
9,249,019 79,079
Diversified International Fund
(a)
1,340,547 18,969
Diversified Real Asset Fund
(a)
84,561 976
Global Emerging Markets Fund
(a)
75,483 2,009
High Yield Fund
(a)
2,363,010 15,974
International Small Company Fund
(a)
176,252 1,842
LargeCap Growth Fund I
(a)
475,486 9,895
MidCap Fund
(a)
52,998 2,415
Real Estate Securities Fund
(a)
146,530 4,387
SmallCap Fund
(a)
113,632 3,277
Small-MidCap Dividend Income Fund
(a)
110,423 2,137
$ 150,872
Principal Funds, Inc. Institutional Class - 36 .17%
Equity Income Fund
(a)
214,444 9,245
High Income Fund
(a)
227,099 1,855
Inflation Protection Fund
(a)
1,730,987 13,640
LargeCap S&P 500 Index Fund
(a)
366,917 10,329
LargeCap Value Fund III
(a)
446,627 9,272
Short-Term Income Fund
(a)
3,432,397 41,120
$ 85,461
TOTAL INVESTMENT COMPANIES $ 236,333
Total Investments $ 236,333
Other Assets and Liabilities -  (0.02)% (37)
TOTAL NET ASSETS - 100.00% $ 236,296
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime 2015 Fund
October 31, 2024
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 9,558 $ 1,162 $ 3,991 $ 9,912
Core Fixed Income Fund 82,914 12,575 22,326 79,079
Diversified International Fund 12,820 8,730 4,958 18,969
Diversified Real Asset Fund 5,768 509 6,046 976
Equity Income Fund 8,204 1,631 2,910 9,245
Global Emerging Markets Fund — 2,086 38 2,009
High Income Fund 16,628 3,304 19,340 1,855
High Yield Fund — 16,160 103 15,974
Inflation Protection Fund 15,439 2,062 4,521 13,640
International Small Company Fund 1,900 357 745 1,842
LargeCap Growth Fund I 9,391 1,757 3,938 9,895
LargeCap S&P 500 Index Fund 9,216 1,580 3,208 10,329
LargeCap Value Fund III 8,284 1,926 2,917 9,272
MidCap Fund 1,564 1,320 1,045 2,415
MidCap Growth Fund III 3,856 458 4,833 —
MidCap Value Fund I 5,499 507 6,984 —
Origin Emerging Markets Fund 3,345 265 4,245 —
Overseas Fund 7,297 728 8,819 —
Real Estate Securities Fund — 4,487 32 4,387
Short-Term Income Fund 42,408 7,927 10,664 41,120
SmallCap Fund — 3,479 269 3,277
SmallCap Growth Fund I 1,552 348 2,343 —
SmallCap Value Fund II 1,697 426 2,470 —
Small-MidCap Dividend Income Fund — 2,119 17 2,137
$ 247,340 $ 75,903 $ 116,762 $ 236,333
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 3 $ 1,760 $ — $ 1,423
Core Fixed Income Fund 2,908 (1,525) — 7,441
Diversified International Fund 358 628 — 1,749
Diversified Real Asset Fund 147 (397) — 1,142
Equity Income Fund 173 664 63 1,656
Global Emerging Markets Fund — — — (39)
High Income Fund 1,102 (2,320) — 3,583
High Yield Fund 108 — — (83)
Inflation Protection Fund 542 3 — 657
International Small Company Fund 41 30 — 300
LargeCap Growth Fund I 9 1,607 585 1,078
LargeCap S&P 500 Index Fund 139 837 267 1,904
LargeCap Value Fund III 160 319 123 1,660
MidCap Fund 2 249 43 327
MidCap Growth Fund III — 618 293 (99)
MidCap Value Fund I 83 2,000 189 (1,022)
Origin Emerging Markets Fund 123 (763) — 1,398
Overseas Fund 338 2,378 143 (1,584)
Real Estate Securities Fund — — — (68)
Short-Term Income Fund 1,507 (73) — 1,522
SmallCap Fund — — — 67
SmallCap Growth Fund I — 1,237 — (794)
SmallCap Value Fund II 52 767 8 (420)
Small-MidCap Dividend Income Fund 6 — — 35
$ 7,801 $ 8,019 $ 1,714 $ 21,833
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2020 Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 65 .64%
Blue Chip Fund
(a)
2,568,419 $ 118,173
Core Fixed Income Fund
(a)
85,400,299 730,173
Diversified International Fund
(a)
15,959,741 225,830
Diversified Real Asset Fund
(a)
810,669 9,355
Global Emerging Markets Fund
(a)
928,567 24,718
High Yield Fund
(a)
20,660,190 139,663
International Small Company Fund
(a)
2,089,276 21,833
LargeCap Growth Fund I
(a)
5,668,486 117,961
MidCap Fund
(a)
631,411 28,767
Real Estate Securities Fund
(a)
1,439,317 43,093
SmallCap Fund
(a)
1,421,827 41,006
Small-MidCap Dividend Income Fund
(a)
1,315,311 25,451
$ 1,526,023
Principal Funds, Inc. Institutional Class - 34 .37%
Equity Income Fund
(a)
2,557,476 110,253
High Income Fund
(a)
1,959,487 16,009
Inflation Protection Fund
(a)
15,178,965 119,610
LargeCap S&P 500 Index Fund
(a)
4,404,764 123,994
LargeCap Value Fund III
(a)
5,326,197 110,572
Short-Term Income Fund
(a)
26,602,586 318,699
$ 799,137
TOTAL INVESTMENT COMPANIES $ 2,325,160
Total Investments $ 2,325,160
Other Assets and Liabilities -  (0.01)% (221)
TOTAL NET ASSETS - 100.00% $ 2,324,939
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime 2020 Fund
October 31, 2024
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 109,706 $ 9,872 $ 38,681 $ 118,173
Core Fixed Income Fund 742,812 79,153 145,529 730,173
Diversified International Fund 150,063 91,347 43,693 225,830
Diversified Real Asset Fund 51,633 5,322 54,681 9,355
Equity Income Fund 93,924 15,214 26,145 110,253
Global Emerging Markets Fund — 25,535 332 24,718
High Income Fund 139,892 24,632 159,339 16,009
High Yield Fund — 140,898 512 139,663
Inflation Protection Fund 129,712 12,744 28,520 119,610
International Small Company Fund 21,951 2,649 6,642 21,833
LargeCap Growth Fund I 107,827 16,840 38,203 117,961
LargeCap S&P 500 Index Fund 104,020 14,810 26,802 123,994
LargeCap Value Fund III 94,775 18,703 26,191 110,572
MidCap Fund 16,107 15,715 9,192 28,767
MidCap Growth Fund III 45,751 3,671 55,681 —
MidCap Value Fund I 63,070 3,344 77,937 —
Origin Emerging Markets Fund 37,627 1,737 46,746 —
Overseas Fund 81,866 5,640 96,828 —
Real Estate Securities Fund — 43,936 175 43,093
Short-Term Income Fund 304,581 59,789 56,420 318,699
SmallCap Fund — 41,030 794 41,006
SmallCap Growth Fund I 18,727 1,560 25,800 —
SmallCap Value Fund II 19,168 2,257 25,429 —
Small-MidCap Dividend Income Fund — 25,119 118 25,451
$ 2,333,212 $ 661,517 $ 990,390 $ 2,325,160
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 39 $ 18,604 $ — $ 18,672
Core Fixed Income Fund 26,927 (9,973) — 63,710
Diversified International Fund 4,300 50 — 28,063
Diversified Real Asset Fund 1,416 1,718 — 5,363
Equity Income Fund 2,036 6,347 738 20,913
Global Emerging Markets Fund — (1) — (484)
High Income Fund 9,602 (18,441) — 29,265
High Yield Fund 945 — — (723)
Inflation Protection Fund 4,678 (1,875) — 7,549
International Small Company Fund 482 60 — 3,815
LargeCap Growth Fund I 108 13,550 6,851 17,947
LargeCap S&P 500 Index Fund 1,598 6,388 3,067 25,578
LargeCap Value Fund III 1,874 2,672 1,435 20,613
MidCap Fund 21 2,660 451 3,477
MidCap Growth Fund III — 7,410 3,560 (1,151)
MidCap Value Fund I 972 22,733 2,218 (11,210)
Origin Emerging Markets Fund 1,436 (7,821) — 15,203
Overseas Fund 3,860 22,715 1,628 (13,393)
Real Estate Securities Fund — 1 — (669)
Short-Term Income Fund 11,336 (10) — 10,759
SmallCap Fund — 2 — 768
SmallCap Growth Fund I — 11,598 — (6,085)
SmallCap Value Fund II 604 8,546 89 (4,542)
Small-MidCap Dividend Income Fund 80 — — 450
$ 72,314 $ 86,933 $ 20,037 $ 233,888
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2025 Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 68 .30%
Blue Chip Fund
(a)
2,014,814 $ 92,702
Core Fixed Income Fund
(a)
55,712,188 476,339
Diversified International Fund
(a)
12,498,377 176,852
Diversified Real Asset Fund
(a)
560,584 6,469
Global Emerging Markets Fund
(a)
730,719 19,452
High Yield Fund
(a)
12,111,112 81,871
International Small Company Fund
(a)
1,609,012 16,814
LargeCap Growth Fund I
(a)
4,449,330 92,591
MidCap Fund
(a)
498,032 22,690
Real Estate Securities Fund
(a)
957,647 28,672
SmallCap Fund
(a)
1,075,111 31,006
Small-MidCap Dividend Income Fund
(a)
1,031,541 19,960
$ 1,065,418
Principal Funds, Inc. Institutional Class - 31 .71%
Equity Income Fund
(a)
2,011,388 86,711
High Income Fund
(a)
1,152,421 9,415
Inflation Protection Fund
(a)
8,954,564 70,562
LargeCap S&P 500 Index Fund
(a)
3,356,316 94,480
LargeCap Value Fund III
(a)
4,187,704 86,937
Short-Term Income Fund
(a)
12,238,474 146,617
$ 494,722
TOTAL INVESTMENT COMPANIES $ 1,560,140
Total Investments $ 1,560,140
Other Assets and Liabilities -  (0.01)% (104)
TOTAL NET ASSETS - 100.00% $ 1,560,036
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime 2025 Fund
October 31, 2024
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 82,517 $ 10,081 $ 28,185 $ 92,702
Core Fixed Income Fund 443,173 79,417 78,735 476,339
Diversified International Fund 109,096 76,925 29,940 176,852
Diversified Real Asset Fund 37,357 1,963 37,658 6,469
Equity Income Fund 71,110 14,451 19,734 86,711
Global Emerging Markets Fund — 20,071 237 19,452
High Income Fund 77,020 17,534 91,200 9,415
High Yield Fund — 82,613 319 81,871
Inflation Protection Fund 71,689 10,272 14,647 70,562
International Small Company Fund 16,782 1,866 4,787 16,814
LargeCap Growth Fund I 81,448 15,390 28,287 92,591
LargeCap S&P 500 Index Fund 79,895 13,791 23,707 94,480
LargeCap Value Fund III 71,825 17,034 19,775 86,937
MidCap Fund 13,111 11,775 7,290 22,690
MidCap Growth Fund III 32,997 3,366 40,855 —
MidCap Value Fund I 45,961 3,445 57,912 —
Origin Emerging Markets Fund 27,864 2,212 35,603 —
Overseas Fund 59,510 5,178 71,735 —
Real Estate Securities Fund — 29,239 123 28,672
Short-Term Income Fund 126,034 37,222 21,222 146,617
SmallCap Fund — 32,151 1,762 31,006
SmallCap Growth Fund I 13,301 2,322 19,591 —
SmallCap Value Fund II 14,434 2,955 20,431 —
Small-MidCap Dividend Income Fund — 19,732 98 19,960
$ 1,475,124 $ 511,005 $ 653,833 $ 1,560,140
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 29 $ 12,494 $ — $ 15,795
Core Fixed Income Fund 16,772 (466) — 32,950
Diversified International Fund 3,152 102 — 20,669
Diversified Real Asset Fund 959 (2,574) — 7,381
Equity Income Fund 1,567 93 565 20,791
Global Emerging Markets Fund — (1) — (381)
High Income Fund 5,471 (9,247) — 15,308
High Yield Fund 554 — — (423)
Inflation Protection Fund 2,609 42 — 3,206
International Small Company Fund 372 12 — 2,941
LargeCap Growth Fund I 82 (1,406) 5,212 25,446
LargeCap S&P 500 Index Fund 1,236 822 2,372 23,679
LargeCap Value Fund III 1,433 292 1,097 17,561
MidCap Fund 17 1,179 372 3,915
MidCap Growth Fund III — 5,298 2,589 (806)
MidCap Value Fund I 715 14,429 1,630 (5,923)
Origin Emerging Markets Fund 1,089 (5,760) — 11,287
Overseas Fund 2,823 15,011 1,190 (7,964)
Real Estate Securities Fund — 1 — (445)
Short-Term Income Fund 4,933 37 — 4,546
SmallCap Fund — 5 — 612
SmallCap Growth Fund I — 9,212 — (5,244)
SmallCap Value Fund II 460 6,330 67 (3,288)
Small-MidCap Dividend Income Fund 60 — — 326
$ 44,333 $ 45,905 $ 15,094 $ 181,939
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2030 Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 70 .22%
Blue Chip Fund
(a)
8,463,827 $ 389,421
Core Fixed Income Fund
(a)
173,561,302 1,483,949
Diversified International Fund
(a)
52,766,662 746,648
Diversified Real Asset Fund
(a)
2,321,725 26,793
Global Emerging Markets Fund
(a)
2,997,908 79,804
High Yield Fund
(a)
37,350,610 252,490
International Small Company Fund
(a)
6,562,155 68,575
LargeCap Growth Fund I
(a)
18,696,598 389,076
MidCap Fund
(a)
2,110,887 96,172
Real Estate Securities Fund
(a)
3,436,209 102,880
SmallCap Fund
(a)
4,514,611 130,201
Small-MidCap Dividend Income Fund
(a)
4,360,494 84,376
$ 3,850,385
Principal Funds, Inc. Institutional Class - 29 .79%
Equity Income Fund
(a)
8,474,309 365,327
High Income Fund
(a)
3,590,894 29,338
Inflation Protection Fund
(a)
26,865,971 211,704
LargeCap S&P 500 Index Fund
(a)
13,992,442 393,887
LargeCap Value Fund III
(a)
17,641,152 366,230
Short-Term Income Fund
(a)
22,297,821 267,128
$ 1,633,614
TOTAL INVESTMENT COMPANIES $ 5,483,999
Total Investments $ 5,483,999
Other Assets and Liabilities -  (0.01)% (437)
TOTAL NET ASSETS - 100.00% $ 5,483,562
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime 2030 Fund
October 31, 2024
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 325,696 $ 37,659 $ 87,203 $ 389,421
Core Fixed Income Fund 1,693,421 256,049 586,591 1,483,949
Diversified International Fund 438,145 308,999 83,844 746,648
Diversified Real Asset Fund — 27,106 58 26,793
Equity Income Fund 279,512 52,761 51,029 365,327
Global Emerging Markets Fund — 82,117 741 79,804
High Income Fund 235,538 47,971 272,781 29,338
High Yield Fund — 254,348 553 252,490
Inflation Protection Fund — 240,046 31,774 211,704
International Small Company Fund 69,724 2,808 16,203 68,575
LargeCap Growth Fund I 320,448 58,626 86,412 389,076
LargeCap S&P 500 Index Fund 297,619 55,585 54,952 393,887
LargeCap Value Fund III 282,517 62,581 51,124 366,230
MidCap Fund 52,129 49,236 25,751 96,172
MidCap Growth Fund III 132,217 11,563 161,858 —
MidCap Value Fund I 186,616 11,202 232,560 —
Origin Emerging Markets Fund 111,768 6,018 140,201 —
Overseas Fund 239,426 17,960 285,949 —
Real Estate Securities Fund 107,471 6,292 40,834 102,880
Short-Term Income Fund — 272,462 6,992 267,128
SmallCap Fund — 133,652 6,006 130,201
SmallCap Growth Fund I 52,766 6,583 75,177 —
SmallCap Value Fund II 59,882 9,393 81,912 —
Small-MidCap Dividend Income Fund — 83,206 223 84,376
$ 4,884,895 $ 2,094,223 $ 2,380,728 $ 5,483,999
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 116 $ 6,802 $ — $ 106,467
Core Fixed Income Fund 61,180 (22,912) — 143,982
Diversified International Fund 12,715 315 — 83,033
Diversified Real Asset Fund — — — (255)
Equity Income Fund 6,353 648 2,217 83,435
Global Emerging Markets Fund — (1) — (1,571)
High Income Fund 16,957 (29,940) — 48,550
High Yield Fund 1,714 — — (1,305)
Inflation Protection Fund — 652 — 2,780
International Small Company Fund 1,555 (8) — 12,254
LargeCap Growth Fund I 325 1,940 20,567 94,474
LargeCap S&P 500 Index Fund 4,618 1,640 8,860 93,995
LargeCap Value Fund III 5,654 2,296 4,329 69,960
MidCap Fund 69 647 1,479 19,911
MidCap Growth Fund III — 21,084 10,410 (3,006)
MidCap Value Fund I 2,913 63,268 6,642 (28,526)
Origin Emerging Markets Fund 4,436 (20,316) — 42,731
Overseas Fund 11,396 60,855 4,803 (32,292)
Real Estate Securities Fund 3,165 (4,154) — 34,105
Short-Term Income Fund 2,965 13 — 1,645
SmallCap Fund — 20 — 2,535
SmallCap Growth Fund I — 33,558 — (17,730)
SmallCap Value Fund II 1,916 26,803 281 (14,166)
Small-MidCap Dividend Income Fund 254 — — 1,393
$ 138,301 $ 143,210 $ 59,588 $ 742,399
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2035 Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 75 .95%
Blue Chip Fund
(a)
3,505,602 $ 161,293
Core Fixed Income Fund
(a)
64,611,788 552,431
Diversified International Fund
(a)
21,872,074 309,490
Global Emerging Markets Fund
(a)
1,234,827 32,871
High Yield Fund
(a)
12,632,682 85,397
International Small Company Fund
(a)
2,902,108 30,327
LargeCap Growth Fund I
(a)
7,749,369 161,264
MidCap Fund
(a)
878,027 40,003
Real Estate Securities Fund
(a)
1,567,475 46,930
SmallCap Fund
(a)
1,901,660 54,844
Small-MidCap Dividend Income Fund
(a)
1,809,038 35,005
$ 1,509,855
Principal Funds, Inc. Institutional Class - 24 .06%
Equity Income Fund
(a)
3,520,780 151,781
High Income Fund
(a)
1,173,328 9,586
LargeCap S&P 500 Index Fund
(a)
5,856,569 164,862
LargeCap Value Fund III
(a)
7,326,617 152,101
$ 478,330
TOTAL INVESTMENT COMPANIES $ 1,988,185
Total Investments $ 1,988,185
Other Assets and Liabilities -  (0.01)% (119)
TOTAL NET ASSETS - 100.00% $ 1,988,066
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime 2035 Fund
October 31, 2024
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 125,988 $ 21,886 $ 31,088 $ 161,293
Core Fixed Income Fund 433,469 131,997 45,326 552,431
Diversified International Fund 172,426 133,463 29,205 309,490
Equity Income Fund 108,515 28,686 18,868 151,781
Global Emerging Markets Fund — 33,986 477 32,871
High Income Fund 71,487 19,837 87,517 9,586
High Yield Fund — 86,026 188 85,397
International Small Company Fund 26,306 3,884 4,521 30,327
LargeCap Growth Fund I 124,019 30,054 30,924 161,264
LargeCap S&P 500 Index Fund 118,182 27,455 19,351 164,862
LargeCap Value Fund III 109,767 32,371 18,892 152,101
MidCap Fund 24,266 18,508 12,400 40,003
MidCap Growth Fund III 47,578 6,128 60,164 —
MidCap Value Fund I 72,774 7,052 93,468 —
Origin Emerging Markets Fund 43,309 4,645 56,747 —
Overseas Fund 91,849 9,766 113,040 —
Real Estate Securities Fund 36,454 4,214 4,032 46,930
SmallCap Fund — 55,967 2,176 54,844
SmallCap Growth Fund I 20,523 3,767 30,565 —
SmallCap Value Fund II 22,934 4,820 32,692 —
Small-MidCap Dividend Income Fund — 34,576 92 35,005
$ 1,649,846 $ 699,088 $ 691,733 $ 1,988,185
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 45 $ 1,226 $ — $ 43,281
Core Fixed Income Fund 17,581 9 — 32,282
Diversified International Fund 5,029 (28) — 32,834
Equity Income Fund 2,557 138 865 33,310
Global Emerging Markets Fund — (1) — (637)
High Income Fund 5,338 (5,073) — 10,852
High Yield Fund 569 — — (441)
International Small Company Fund 590 (2) — 4,660
LargeCap Growth Fund I 126 330 7,996 37,785
LargeCap S&P 500 Index Fund 1,844 320 3,535 38,256
LargeCap Value Fund III 2,211 182 1,691 28,673
MidCap Fund 32 534 693 9,095
MidCap Growth Fund III — 3,582 3,764 2,876
MidCap Value Fund I 1,144 18,354 2,605 (4,712)
Origin Emerging Markets Fund 1,766 (1,251) — 10,044
Overseas Fund 4,389 18,779 1,850 (7,354)
Real Estate Securities Fund 1,112 9 — 10,285
SmallCap Fund — 8 — 1,045
SmallCap Growth Fund I — 9,342 — (3,067)
SmallCap Value Fund II 740 7,348 108 (2,410)
Small-MidCap Dividend Income Fund 99 — — 521
$ 45,172 $ 53,806 $ 23,107 $ 277,178
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2040 Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 71 .63%
Blue Chip Fund
(a)
9,977,958 $ 459,086
Core Fixed Income Fund
(a)
94,508,654 808,049
Diversified International Fund
(a)
62,375,299 882,611
Global Emerging Markets Fund
(a)
3,479,577 92,626
High Yield Fund
(a)
21,206,360 143,355
International Small Company Fund
(a)
8,104,055 84,687
LargeCap Growth Fund I
(a)
22,052,792 458,919
MidCap Fund
(a)
2,507,545 114,244
Real Estate Securities Fund
(a)
3,712,872 111,163
SmallCap Fund
(a)
5,419,356 156,294
Small-MidCap Dividend Income Fund
(a)
5,155,398 99,757
$ 3,410,791
Principal Funds, Inc. Institutional Class - 28 .38%
Equity Income Fund
(a)
10,016,842 431,826
High Income Fund
(a)
2,017,937 16,487
LargeCap S&P 500 Index Fund
(a)
16,696,790 470,015
LargeCap Value Fund III
(a)
20,848,286 432,810
$ 1,351,138
TOTAL INVESTMENT COMPANIES $ 4,761,929
Total Investments $ 4,761,929
Other Assets and Liabilities -  (0.01)% (369)
TOTAL NET ASSETS - 100.00% $ 4,761,560
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime 2040 Fund
October 31, 2024
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 351,368 $ 51,898 $ 68,845 $ 459,086
Core Fixed Income Fund 618,655 192,843 49,489 808,049
Diversified International Fund 479,256 368,891 57,052 882,611
Equity Income Fund 301,828 74,748 38,499 431,826
Global Emerging Markets Fund — 95,048 591 92,626
High Income Fund 122,483 30,457 146,304 16,487
High Yield Fund — 144,261 166 143,355
International Small Company Fund 75,280 6,035 9,881 84,687
LargeCap Growth Fund I 345,766 74,661 68,361 458,919
LargeCap S&P 500 Index Fund 335,929 67,659 42,631 470,015
LargeCap Value Fund III 305,245 85,060 38,555 432,810
MidCap Fund 67,736 50,411 30,903 114,244
MidCap Growth Fund III 133,473 12,804 164,394 —
MidCap Value Fund I 201,997 13,581 253,719 —
Origin Emerging Markets Fund 122,475 8,517 155,813 —
Overseas Fund 257,106 20,889 310,196 —
Real Estate Securities Fund 86,740 7,225 7,205 111,163
SmallCap Fund — 157,186 3,858 156,294
SmallCap Growth Fund I 58,468 8,444 84,863 —
SmallCap Value Fund II 63,238 11,077 87,911 —
Small-MidCap Dividend Income Fund — 98,417 135 99,757
$ 3,927,043 $ 1,580,112 $ 1,619,371 $ 4,761,929
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 126 $ 3,076 $ — $ 121,589
Core Fixed Income Fund 25,304 10 — 46,030
Diversified International Fund 13,983 196 — 91,320
Equity Income Fund 7,198 237 2,404 93,512
Global Emerging Markets Fund — — — (1,831)
High Income Fund 9,114 (8,525) — 18,376
High Yield Fund 958 — — (740)
International Small Company Fund 1,690 32 — 13,221
LargeCap Growth Fund I 352 (1,431) 22,269 108,284
LargeCap S&P 500 Index Fund 5,233 986 10,038 108,072
LargeCap Value Fund III 6,135 146 4,696 80,914
MidCap Fund 90 1,398 1,931 25,602
MidCap Growth Fund III — 12,782 10,549 5,335
MidCap Value Fund I 3,168 56,027 7,222 (17,886)
Origin Emerging Markets Fund 5,002 (3,743) — 28,564
Overseas Fund 12,286 61,380 5,175 (29,179)
Real Estate Securities Fund 2,646 (20) — 24,423
SmallCap Fund — 12 — 2,954
SmallCap Growth Fund I — 30,012 — (12,061)
SmallCap Value Fund II 2,035 28,047 298 (14,451)
Small-MidCap Dividend Income Fund 280 — — 1,475
$ 95,600 $ 180,622 $ 64,582 $ 693,523
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2045 Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 68 .58%
Blue Chip Fund
(a)
3,899,502 $ 179,416
Core Fixed Income Fund
(a)
18,454,645 157,787
Diversified International Fund
(a)
24,465,882 346,192
Global Emerging Markets Fund
(a)
1,386,202 36,901
High Yield Fund
(a)
5,286,467 35,737
International Small Company Fund
(a)
3,177,596 33,206
LargeCap Growth Fund I
(a)
8,622,540 179,435
MidCap Fund
(a)
985,015 44,877
Real Estate Securities Fund
(a)
1,309,069 39,194
SmallCap Fund
(a)
2,170,354 62,593
Small-MidCap Dividend Income Fund
(a)
2,036,458 39,405
$ 1,154,743
Principal Funds, Inc. Institutional Class - 31 .43%
Equity Income Fund
(a)
3,923,463 169,141
High Income Fund
(a)
495,892 4,051
LargeCap S&P 500 Index Fund
(a)
6,622,068 186,411
LargeCap Value Fund III
(a)
8,163,463 169,474
$ 529,077
TOTAL INVESTMENT COMPANIES $ 1,683,820
Total Investments $ 1,683,820
Other Assets and Liabilities -  (0.01)% (103)
TOTAL NET ASSETS - 100.00% $ 1,683,717
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime 2045 Fund
October 31, 2024
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 129,917 $ 27,197 $ 24,641 $ 179,416
Core Fixed Income Fund 111,759 49,378 11,781 157,787
Diversified International Fund 179,044 153,543 20,843 346,192
Equity Income Fund 111,978 35,578 14,093 169,141
Global Emerging Markets Fund — 37,824 200 36,901
High Income Fund 28,905 9,065 36,277 4,051
High Yield Fund — 35,949 28 35,737
International Small Company Fund 28,167 3,698 3,655 33,206
LargeCap Growth Fund I 127,920 35,719 24,636 179,435
LargeCap S&P 500 Index Fund 122,706 33,666 11,222 186,411
LargeCap Value Fund III 113,347 39,290 14,106 169,474
MidCap Fund 24,806 21,158 11,217 44,877
MidCap Growth Fund III 49,290 7,114 63,069 —
MidCap Value Fund I 75,018 8,418 97,843 —
Origin Emerging Markets Fund 44,727 5,955 59,993 —
Overseas Fund 93,345 11,138 116,703 —
Real Estate Securities Fund 29,009 4,372 2,580 39,194
SmallCap Fund — 61,930 487 62,593
SmallCap Growth Fund I 21,690 4,121 32,591 —
SmallCap Value Fund II 23,328 5,059 33,522 —
Small-MidCap Dividend Income Fund — 38,857 37 39,405
$ 1,314,956 $ 629,029 $ 579,524 $ 1,683,820
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 47 $ (111) $ — $ 47,054
Core Fixed Income Fund 4,728 3 — 8,428
Diversified International Fund 5,276 (9) — 34,457
Equity Income Fund 2,763 77 901 35,601
Global Emerging Markets Fund — — — (723)
High Income Fund 2,196 (167) — 2,525
High Yield Fund 237 — — (184)
International Small Company Fund 640 3 — 4,993
LargeCap Growth Fund I 132 91 8,323 40,341
LargeCap S&P 500 Index Fund 1,932 47 3,705 41,214
LargeCap Value Fund III 2,306 (23) 1,765 30,966
MidCap Fund 33 369 713 9,761
MidCap Growth Fund III — (814) 3,945 7,479
MidCap Value Fund I 1,191 15,526 2,714 (1,119)
Origin Emerging Markets Fund 1,886 (719) — 10,030
Overseas Fund 4,499 18,444 1,897 (6,224)
Real Estate Securities Fund 921 6 — 8,387
SmallCap Fund — 1 — 1,149
SmallCap Growth Fund I — 7,086 — (306)
SmallCap Value Fund II 762 4,888 112 247
Small-MidCap Dividend Income Fund 111 — — 585
$ 29,660 $ 44,698 $ 24,075 $ 274,661
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2050 Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 66 .17%
Blue Chip Fund
(a)
8,418,253 $ 387,324
Core Fixed Income Fund
(a)
13,027,135 111,382
Diversified International Fund
(a)
52,608,862 744,415
Global Emerging Markets Fund
(a)
2,934,604 78,119
High Yield Fund
(a)
4,988,624 33,723
International Small Company Fund
(a)
6,892,146 72,023
LargeCap Growth Fund I
(a)
18,611,333 387,302
MidCap Fund
(a)
2,130,482 97,065
Real Estate Securities Fund
(a)
2,575,587 77,113
SmallCap Fund
(a)
4,589,166 132,352
Small-MidCap Dividend Income Fund
(a)
4,381,717 84,786
$ 2,205,604
Principal Funds, Inc. Institutional Class - 33 .84%
Equity Income Fund
(a)
8,468,373 365,071
High Income Fund
(a)
450,762 3,683
LargeCap S&P 500 Index Fund
(a)
13,965,281 393,123
LargeCap Value Fund III
(a)
17,622,051 365,834
$ 1,127,711
TOTAL INVESTMENT COMPANIES $ 3,333,315
Total Investments $ 3,333,315
Other Assets and Liabilities -  (0.01)% (277)
TOTAL NET ASSETS - 100.00% $ 3,333,038
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime 2050 Fund
October 31, 2024
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 283,060 $ 48,796 $ 45,835 $ 387,324
Core Fixed Income Fund 81,701 49,454 25,881 111,382
Diversified International Fund 386,671 320,716 36,931 744,415
Equity Income Fund 243,876 68,943 24,660 365,071
Global Emerging Markets Fund — 80,064 402 78,119
High Income Fund 28,493 12,140 39,209 3,683
High Yield Fund — 33,927 31 33,723
International Small Company Fund 60,749 6,262 5,724 72,023
LargeCap Growth Fund I 278,585 67,216 45,536 387,302
LargeCap S&P 500 Index Fund 267,475 63,761 26,281 393,123
LargeCap Value Fund III 246,745 77,095 24,677 365,834
MidCap Fund 54,711 42,753 22,566 97,065
MidCap Growth Fund III 106,728 11,910 133,006 —
MidCap Value Fund I 163,524 13,349 208,054 —
Origin Emerging Markets Fund 98,550 9,633 128,330 —
Overseas Fund 206,417 19,252 252,132 —
Real Estate Securities Fund 58,831 6,685 5,175 77,113
SmallCap Fund — 131,709 1,829 132,352
SmallCap Growth Fund I 47,431 8,194 70,260 —
SmallCap Value Fund II 51,155 10,381 72,678 —
Small-MidCap Dividend Income Fund — 83,635 80 84,786
$ 2,664,702 $ 1,165,875 $ 1,169,277 $ 3,333,315
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 102 $ (1,075) $ — $ 102,378
Core Fixed Income Fund 3,057 (820) — 6,928
Diversified International Fund 11,323 (34) — 73,993
Equity Income Fund 5,942 78 1,947 76,834
Global Emerging Markets Fund — (1) — (1,542)
High Income Fund 1,906 (1,770) — 4,029
High Yield Fund 219 — — (173)
International Small Company Fund 1,370 22 — 10,714
LargeCap Growth Fund I 284 208 17,994 86,829
LargeCap S&P 500 Index Fund 4,179 71 8,015 88,097
LargeCap Value Fund III 4,977 86 3,809 66,585
MidCap Fund 73 750 1,563 21,417
MidCap Growth Fund III — 4,075 8,464 10,293
MidCap Value Fund I 2,573 38,180 5,866 (6,999)
Origin Emerging Markets Fund 4,095 (3,416) — 23,563
Overseas Fund 9,891 46,319 4,165 (19,856)
Real Estate Securities Fund 1,822 1 — 16,771
SmallCap Fund — 7 — 2,465
SmallCap Growth Fund I — 17,396 — (2,761)
SmallCap Value Fund II 1,654 16,884 242 (5,742)
Small-MidCap Dividend Income Fund 235 — — 1,231
$ 53,702 $ 116,961 $ 52,065 $ 555,054
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2055 Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 65 .93%
Blue Chip Fund
(a)
2,858,659 $ 131,527
Core Fixed Income Fund
(a)
3,587,229 30,671
Diversified International Fund
(a)
17,945,591 253,931
Global Emerging Markets Fund
(a)
1,011,982 26,939
High Yield Fund
(a)
1,445,987 9,775
International Small Company Fund
(a)
2,353,564 24,595
LargeCap Growth Fund I
(a)
6,323,521 131,592
MidCap Fund
(a)
733,901 33,436
Real Estate Securities Fund
(a)
876,697 26,248
SmallCap Fund
(a)
1,593,793 45,965
Small-MidCap Dividend Income Fund
(a)
1,509,046 29,200
$ 743,879
Principal Funds, Inc. Institutional Class - 34 .08%
Equity Income Fund
(a)
2,886,477 124,436
High Income Fund
(a)
138,776 1,134
LargeCap S&P 500 Index Fund
(a)
4,769,655 134,266
LargeCap Value Fund III
(a)
6,004,295 124,649
$ 384,485
TOTAL INVESTMENT COMPANIES $ 1,128,364
Total Investments $ 1,128,364
Other Assets and Liabilities -  (0.01)% (80)
TOTAL NET ASSETS - 100.00% $ 1,128,284
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime 2055 Fund
October 31, 2024
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 89,044 $ 22,279 $ 12,372 $ 131,527
Core Fixed Income Fund 26,084 11,000 8,325 30,671
Diversified International Fund 122,559 117,280 9,537 253,931
Equity Income Fund 76,953 28,502 6,013 124,436
Global Emerging Markets Fund — 27,491 20 26,939
High Income Fund 9,074 3,532 12,183 1,134
High Yield Fund — 9,834 8 9,775
International Small Company Fund 19,367 3,359 1,578 24,595
LargeCap Growth Fund I 87,687 28,124 12,418 131,592
LargeCap S&P 500 Index Fund 84,214 27,279 6,019 134,266
LargeCap Value Fund III 77,973 30,928 6,015 124,649
MidCap Fund 17,140 16,024 6,900 33,436
MidCap Growth Fund III 33,819 5,792 44,179 —
MidCap Value Fund I 51,530 7,079 68,645 —
Origin Emerging Markets Fund 31,056 4,892 42,450 —
Overseas Fund 64,193 9,198 82,018 —
Real Estate Securities Fund 18,546 3,671 1,421 26,248
SmallCap Fund — 45,181 42 45,965
SmallCap Growth Fund I 15,041 3,408 23,198 —
SmallCap Value Fund II 16,140 4,075 23,799 —
Small-MidCap Dividend Income Fund — 28,803 26 29,200
$ 840,420 $ 437,731 $ 367,166 $ 1,128,364
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 32 $ (123) $ — $ 32,699
Core Fixed Income Fund 939 (98) — 2,010
Diversified International Fund 3,610 — — 23,629
Equity Income Fund 1,950 7 619 24,987
Global Emerging Markets Fund — — — (532)
High Income Fund 597 (245) — 956
High Yield Fund 66 — — (51)
International Small Company Fund 440 1 — 3,446
LargeCap Growth Fund I 90 27 5,699 28,172
LargeCap S&P 500 Index Fund 1,325 9 2,540 28,783
LargeCap Value Fund III 1,584 2 1,212 21,761
MidCap Fund 23 215 493 6,957
MidCap Growth Fund III — (1,035) 2,703 5,603
MidCap Value Fund I 817 9,538 1,862 498
Origin Emerging Markets Fund 1,328 (384) — 6,886
Overseas Fund 3,092 12,826 1,303 (4,199)
Real Estate Securities Fund 602 4 — 5,448
SmallCap Fund — — — 826
SmallCap Growth Fund I — 3,130 — 1,619
SmallCap Value Fund II 527 2,242 77 1,342
Small-MidCap Dividend Income Fund 81 — — 423
$ 17,103 $ 26,116 $ 16,508 $ 191,263
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2060 Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 65 .93%
Blue Chip Fund
(a)
2,739,880 $ 126,062
Core Fixed Income Fund
(a)
3,456,101 29,550
Diversified International Fund
(a)
17,216,487 243,614
Global Emerging Markets Fund
(a)
966,665 25,733
High Yield Fund
(a)
1,379,029 9,322
International Small Company Fund
(a)
2,266,857 23,689
LargeCap Growth Fund I
(a)
6,061,349 126,137
MidCap Fund
(a)
704,776 32,109
Real Estate Securities Fund
(a)
842,468 25,223
SmallCap Fund
(a)
1,526,688 44,030
Small-MidCap Dividend Income Fund
(a)
1,447,548 28,010
$ 713,479
Principal Funds, Inc. Institutional Class - 34 .08%
Equity Income Fund
(a)
2,769,396 119,389
High Income Fund
(a)
135,938 1,110
LargeCap S&P 500 Index Fund
(a)
4,569,875 128,642
LargeCap Value Fund III
(a)
5,761,233 119,603
$ 368,744
TOTAL INVESTMENT COMPANIES $ 1,082,223
Total Investments $ 1,082,223
Other Assets and Liabilities -  (0.01)% (71)
TOTAL NET ASSETS - 100.00% $ 1,082,152
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime 2060 Fund
October 31, 2024
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 85,162 $ 23,240 $ 13,267 $ 126,062
Core Fixed Income Fund 24,998 11,099 8,382 29,550
Diversified International Fund 117,385 114,972 11,083 243,614
Equity Income Fund 73,674 29,165 7,228 119,389
Global Emerging Markets Fund — 26,263 22 25,733
High Income Fund 8,693 3,515 11,776 1,110
High Yield Fund — 9,380 10 9,322
International Small Company Fund 18,577 3,807 1,970 23,689
LargeCap Growth Fund I 83,865 28,847 13,262 126,137
LargeCap S&P 500 Index Fund 80,556 28,057 7,255 128,642
LargeCap Value Fund III 74,647 31,498 7,232 119,603
MidCap Fund 16,380 15,746 6,821 32,109
MidCap Growth Fund III 32,390 6,164 42,913 —
MidCap Value Fund I 49,308 7,652 66,509 —
Origin Emerging Markets Fund 29,714 5,278 41,154 —
Overseas Fund 61,270 9,839 79,306 —
Real Estate Securities Fund 17,755 4,025 1,775 25,223
SmallCap Fund — 43,288 45 44,030
SmallCap Growth Fund I 14,411 3,751 22,690 —
SmallCap Value Fund II 15,448 4,397 23,275 —
Small-MidCap Dividend Income Fund — 27,636 27 28,010
$ 804,233 $ 437,619 $ 366,002 $ 1,082,223
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 31 $ (128) $ — $ 31,055
Core Fixed Income Fund 892 (37) — 1,872
Diversified International Fund 3,484 (10) — 22,350
Equity Income Fund 1,854 4 594 23,774
Global Emerging Markets Fund — — — (508)
High Income Fund 569 (322) — 1,000
High Yield Fund 63 — — (48)
International Small Company Fund 425 5 — 3,270
LargeCap Growth Fund I 86 20 5,468 26,667
LargeCap S&P 500 Index Fund 1,271 2 2,438 27,282
LargeCap Value Fund III 1,522 7 1,164 20,683
MidCap Fund 22 191 472 6,613
MidCap Growth Fund III — (1,660) 2,599 6,019
MidCap Value Fund I 785 8,183 1,788 1,366
Origin Emerging Markets Fund 1,276 (290) — 6,452
Overseas Fund 2,966 11,877 1,247 (3,680)
Real Estate Securities Fund 572 7 — 5,211
SmallCap Fund — — — 787
SmallCap Growth Fund I — 2,258 — 2,270
SmallCap Value Fund II 507 1,742 74 1,688
Small-MidCap Dividend Income Fund 77 — — 401
$ 16,402 $ 21,849 $ 15,844 $ 184,524
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2065 Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 66 .01%
Blue Chip Fund
(a)
562,162 $ 25,865
Core Fixed Income Fund
(a)
720,515 6,160
Diversified International Fund
(a)
3,547,557 50,198
Global Emerging Markets Fund
(a)
200,388 5,334
High Yield Fund
(a)
287,429 1,943
International Small Company Fund
(a)
472,412 4,937
LargeCap Growth Fund I
(a)
1,244,641 25,901
MidCap Fund
(a)
147,079 6,701
Real Estate Securities Fund
(a)
175,582 5,257
SmallCap Fund
(a)
320,516 9,244
Small-MidCap Dividend Income Fund
(a)
303,215 5,867
$ 147,407
Principal Funds, Inc. Institutional Class - 34 .00%
Equity Income Fund
(a)
571,687 24,645
High Income Fund
(a)
28,125 230
LargeCap S&P 500 Index Fund
(a)
936,893 26,374
LargeCap Value Fund III
(a)
1,188,812 24,680
$ 75,929
TOTAL INVESTMENT COMPANIES $ 223,336
Total Investments $ 223,336
Other Assets and Liabilities -  (0.01)% (30)
TOTAL NET ASSETS - 100.00% $ 223,306
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime 2065 Fund
October 31, 2024
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 14,856 $ 7,365 $ 2,010 $ 25,865
Core Fixed Income Fund 4,435 2,991 1,588 6,160
Diversified International Fund 20,750 27,212 1,772 50,198
Equity Income Fund 12,907 8,367 1,065 24,645
Global Emerging Markets Fund — 5,441 3 5,334
High Income Fund 1,536 883 2,312 230
High Yield Fund — 1,955 2 1,943
International Small Company Fund 3,312 1,426 389 4,937
LargeCap Growth Fund I 14,652 8,352 2,069 25,901
LargeCap S&P 500 Index Fund 14,073 8,251 1,061 26,374
LargeCap Value Fund III 13,111 8,725 1,065 24,680
MidCap Fund 2,839 3,864 1,268 6,701
MidCap Growth Fund III 5,730 2,023 8,524 —
MidCap Value Fund I 8,632 2,677 13,059 —
Origin Emerging Markets Fund 5,201 1,773 8,109 —
Overseas Fund 10,473 3,177 15,185 —
Real Estate Securities Fund 3,147 1,417 281 5,257
SmallCap Fund — 9,091 6 9,244
SmallCap Growth Fund I 2,563 1,127 4,522 —
SmallCap Value Fund II 2,726 1,234 4,578 —
Small-MidCap Dividend Income Fund — 5,789 5 5,867
$ 140,943 $ 113,140 $ 68,873 $ 223,336
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 6 $ 3 $ — $ 5,651
Core Fixed Income Fund 173 (3) — 325
Diversified International Fund 618 1 — 4,007
Equity Income Fund 354 1 104 4,435
Global Emerging Markets Fund — — — (104)
High Income Fund 109 — — 123
High Yield Fund 13 — — (10)
International Small Company Fund 76 — — 588
LargeCap Growth Fund I 15 4 957 4,962
LargeCap S&P 500 Index Fund 223 — 427 5,111
LargeCap Value Fund III 268 — 205 3,909
MidCap Fund 4 32 82 1,234
MidCap Growth Fund III — (648) 461 1,419
MidCap Value Fund I 138 1,310 314 440
Origin Emerging Markets Fund 237 (92) — 1,227
Overseas Fund 508 1,975 214 (440)
Real Estate Securities Fund 111 1 — 973
SmallCap Fund — — — 159
SmallCap Growth Fund I — 202 — 630
SmallCap Value Fund II 90 378 13 240
Small-MidCap Dividend Income Fund 16 — — 83
$ 2,959 $ 3,164 $ 2,777 $ 34,962
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2070 Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .04 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 66 .21%
Blue Chip Fund
(a)
111,014 $ 5,108
Core Fixed Income Fund
(a)
146,011 1,248
Diversified International Fund
(a)
703,732 9,958
Global Emerging Markets Fund
(a)
40,517 1,078
High Yield Fund
(a)
58,360 394
International Small Company Fund
(a)
95,574 999
LargeCap Growth Fund I
(a)
246,211 5,124
MidCap Fund
(a)
29,368 1,338
Real Estate Securities Fund
(a)
34,841 1,043
SmallCap Fund
(a)
65,554 1,891
Small-MidCap Dividend Income Fund
(a)
60,971 1,180
$ 29,361
Principal Funds, Inc. Institutional Class - 33 .83%
Equity Income Fund
(a)
113,057 4,874
High Income Fund
(a)
5,542 45
LargeCap S&P 500 Index Fund
(a)
184,729 5,200
LargeCap Value Fund III
(a)
235,340 4,886
$ 15,005
TOTAL INVESTMENT COMPANIES $ 44,366
Total Investments $ 44,366
Other Assets and Liabilities -  (0.04)% (18)
TOTAL NET ASSETS - 100.00% $ 44,348
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime 2070 Fund
October 31, 2024
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 935 $ 4,149 $ 543 $ 5,108
Core Fixed Income Fund 295 1,199 269 1,248
Diversified International Fund 1,351 8,970 648 9,958
Equity Income Fund 840 3,905 387 4,874
Global Emerging Markets Fund — 1,097 — 1,078
High Income Fund 100 336 403 45
High Yield Fund — 396 — 394
International Small Company Fund 224 843 113 999
LargeCap Growth Fund I 923 4,185 528 5,124
LargeCap S&P 500 Index Fund 896 4,124 413 5,200
LargeCap Value Fund III 852 3,932 387 4,886
MidCap Fund 182 1,299 297 1,338
MidCap Growth Fund III 378 997 1,426 —
MidCap Value Fund I 565 1,475 2,216 —
Origin Emerging Markets Fund 335 1,057 1,498 —
Overseas Fund 653 2,005 2,843 —
Real Estate Securities Fund 210 807 91 1,043
SmallCap Fund — 1,863 — 1,891
SmallCap Growth Fund I 183 559 825 —
SmallCap Value Fund II 192 596 848 —
Small-MidCap Dividend Income Fund — 1,165 — 1,180
$ 9,114 $ 44,959 $ 13,735 $ 44,366
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 3 $ — $ 564
Core Fixed Income Fund 23 — — 23
Diversified International Fund 49 — — 285
Equity Income Fund 47 — 8 516
Global Emerging Markets Fund — — — (19)
High Income Fund 14 7 — 5
High Yield Fund 3 — — (2)
International Small Company Fund 6 — — 45
LargeCap Growth Fund I 1 1 70 543
LargeCap S&P 500 Index Fund 17 1 32 592
LargeCap Value Fund III 20 — 16 489
MidCap Fund — 2 6 152
MidCap Growth Fund III — 8 36 43
MidCap Value Fund I 11 139 24 37
Origin Emerging Markets Fund 29 79 — 27
Overseas Fund 38 144 15 41
Real Estate Securities Fund 16 — — 117
SmallCap Fund — — — 28
SmallCap Growth Fund I — 57 — 26
SmallCap Value Fund II 8 41 1 19
Small-MidCap Dividend Income Fund 3 — — 15
$ 285 $ 482 $ 208 $ 3,546
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2015 Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 21 .92%
Diversified International Fund
(a)
1,818,996 $ 25,739
Diversified Real Asset Fund
(a)
141,142 1,629
Global Emerging Markets Fund
(a)
104,434 2,780
High Yield Fund
(a)
3,161,231 21,370
International Small Company Fund
(a)
249,784 2,610
MidCap S&P 400 Index Fund
(a)
263,952 6,540
Real Estate Securities Fund
(a)
197,195 5,904
SmallCap S&P 600 Index Fund
(a)
165,295 4,544
$ 71,116
Principal Funds, Inc. Institutional Class - 78 .10%
Bond Market Index Fund
(a)
12,686,105 109,735
High Income Fund
(a)
298,137 2,436
Inflation Protection Fund
(a)
2,433,903 19,179
LargeCap S&P 500 Index Fund
(a)
2,326,460 65,490
Short-Term Income Fund
(a)
4,723,314 56,585
$ 253,425
TOTAL INVESTMENT COMPANIES $ 324,541
Total Investments $ 324,541
Other Assets and Liabilities -  (0.02)% (61)
TOTAL NET ASSETS - 100.00% $ 324,480
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Bond Market Index Fund $ 72,947 $ 38,913 $ 7,126 $ 109,735
Diversified International Fund 18,409 7,556 4,041 25,739
Diversified Real Asset Fund 5,125 2,317 6,593 1,629
Global Emerging Markets Fund — 2,874 42 2,780
High Income Fund 14,552 7,687 21,041 2,436
High Yield Fund — 21,554 73 21,370
Inflation Protection Fund 13,660 6,854 2,034 19,179
International Small Company Fund 1,799 864 377 2,610
LargeCap S&P 500 Index Fund 39,028 20,476 7,863 65,490
MidCap S&P 400 Index Fund 9,461 3,692 9,165 6,540
Origin Emerging Markets Fund 2,033 712 3,181 —
Real Estate Securities Fund — 6,018 22 5,904
Short-Term Income Fund 37,180 21,348 3,407 56,585
SmallCap S&P 600 Index Fund 2,936 1,894 1,060 4,544
$ 217,130 $ 142,759 $ 66,025 $ 324,541
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 3,301 $ — $ — $ 5,001
Diversified International Fund 565 (3) — 3,818
Diversified Real Asset Fund 167 276 — 504
Global Emerging Markets Fund — — — (52)
High Income Fund 1,219 (232) — 1,470
High Yield Fund 145 — — (111)
Inflation Protection Fund 532 — — 699
International Small Company Fund 43 1 — 323
LargeCap S&P 500 Index Fund 631 45 1,211 13,804
MidCap S&P 400 Index Fund 166 390 258 2,162
Origin Emerging Markets Fund 92 (256) — 692
Real Estate Securities Fund — — — (92)
Short-Term Income Fund 1,706 — — 1,464
SmallCap S&P 600 Index Fund 57 1 105 773
$ 8,624 $ 222 $ 1,574 $ 30,455
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2020 Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 24 .00%
Diversified International Fund
(a)
3,708,334 $ 52,473
Diversified Real Asset Fund
(a)
202,702 2,339
Global Emerging Markets Fund
(a)
211,261 5,624
High Yield Fund
(a)
4,730,313 31,977
International Small Company Fund
(a)
482,717 5,044
MidCap S&P 400 Index Fund
(a)
513,507 12,725
Real Estate Securities Fund
(a)
331,722 9,932
SmallCap S&P 600 Index Fund
(a)
346,466 9,524
$ 129,638
Principal Funds, Inc. Institutional Class - 76 .01%
Bond Market Index Fund
(a)
19,745,965 170,802
High Income Fund
(a)
446,360 3,647
Inflation Protection Fund
(a)
3,572,251 28,149
LargeCap S&P 500 Index Fund
(a)
4,749,652 133,703
Short-Term Income Fund
(a)
6,199,645 74,272
$ 410,573
TOTAL INVESTMENT COMPANIES $ 540,211
Total Investments $ 540,211
Other Assets and Liabilities -  (0.01)% (63)
TOTAL NET ASSETS - 100.00% $ 540,148
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Bond Market Index Fund $ 142,724 $ 34,784 $ 15,857 $ 170,802
Diversified International Fund 46,901 6,218 9,990 52,473
Diversified Real Asset Fund 10,646 1,466 11,268 2,339
Global Emerging Markets Fund — 5,812 80 5,624
High Income Fund 26,870 7,919 33,318 3,647
High Yield Fund — 32,281 140 31,977
Inflation Protection Fund 25,043 5,518 3,591 28,149
International Small Company Fund 4,408 786 941 5,044
LargeCap S&P 500 Index Fund 98,701 23,405 20,584 133,703
MidCap S&P 400 Index Fund 23,885 3,390 20,574 12,725
Origin Emerging Markets Fund 5,174 646 6,866 —
Real Estate Securities Fund — 10,134 47 9,932
Short-Term Income Fund 58,553 19,685 6,160 74,272
SmallCap S&P 600 Index Fund 7,501 1,693 1,508 9,524
$ 450,406 $ 153,737 $ 130,924 $ 540,211
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 6,308 $ (2) $ — $ 9,153
Diversified International Fund 1,400 (7) — 9,351
Diversified Real Asset Fund 308 440 — 1,055
Global Emerging Markets Fund — — — (108)
High Income Fund 2,037 (1,925) — 4,101
High Yield Fund 215 — — (164)
Inflation Protection Fund 945 — — 1,179
International Small Company Fund 102 1 — 790
LargeCap S&P 500 Index Fund 1,565 426 2,998 31,755
MidCap S&P 400 Index Fund 411 1,007 637 5,017
Origin Emerging Markets Fund 212 (1,167) — 2,213
Real Estate Securities Fund — — — (155)
Short-Term Income Fund 2,427 1 — 2,193
SmallCap S&P 600 Index Fund 141 — 260 1,838
$ 16,071 $ (1,226) $ 3,895 $ 68,218
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2025 Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 25 .89%
Diversified International Fund
(a)
7,083,353 $ 100,230
Diversified Real Asset Fund
(a)
352,941 4,073
Global Emerging Markets Fund
(a)
405,576 10,796
High Yield Fund
(a)
6,737,139 45,543
International Small Company Fund
(a)
942,178 9,846
MidCap S&P 400 Index Fund
(a)
1,010,184 25,032
Real Estate Securities Fund
(a)
541,339 16,208
SmallCap S&P 600 Index Fund
(a)
651,741 17,916
$ 229,644
Principal Funds, Inc. Institutional Class - 74 .12%
Bond Market Index Fund
(a)
31,597,602 273,319
High Income Fund
(a)
651,801 5,325
Inflation Protection Fund
(a)
5,186,071 40,866
LargeCap S&P 500 Index Fund
(a)
9,043,182 254,566
Short-Term Income Fund
(a)
6,971,768 83,522
$ 657,598
TOTAL INVESTMENT COMPANIES $ 887,242
Total Investments $ 887,242
Other Assets and Liabilities -  (0.01)% (84)
TOTAL NET ASSETS - 100.00% $ 887,158
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Bond Market Index Fund $ 193,251 $ 80,033 $ 13,119 $ 273,319
Diversified International Fund 78,003 18,995 12,528 100,230
Diversified Real Asset Fund 15,480 4,010 17,673 4,073
Global Emerging Markets Fund — 11,117 110 10,796
High Income Fund 33,535 14,320 45,329 5,325
High Yield Fund — 45,860 83 45,543
Inflation Protection Fund 31,404 11,269 3,393 40,866
International Small Company Fund 7,796 2,238 1,566 9,846
LargeCap S&P 500 Index Fund 166,072 61,975 29,771 254,566
MidCap S&P 400 Index Fund 40,191 9,768 35,339 25,032
Origin Emerging Markets Fund 8,679 1,936 12,412 —
Real Estate Securities Fund — 16,492 31 16,208
Short-Term Income Fund 54,931 29,956 3,519 83,522
SmallCap S&P 600 Index Fund 12,493 5,265 3,038 17,916
$ 641,835 $ 313,234 $ 177,911 $ 887,242
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 8,593 $ — $ — $ 13,154
Diversified International Fund 2,337 33 — 15,727
Diversified Real Asset Fund 472 457 — 1,799
Global Emerging Markets Fund — — — (211)
High Income Fund 2,703 (1,311) — 4,110
High Yield Fund 304 — — (234)
Inflation Protection Fund 1,190 — — 1,586
International Small Company Fund 181 — — 1,378
LargeCap S&P 500 Index Fund 2,646 277 5,067 56,013
MidCap S&P 400 Index Fund 695 1,531 1,077 8,881
Origin Emerging Markets Fund 374 (1,372) — 3,169
Real Estate Securities Fund — — — (253)
Short-Term Income Fund 2,474 3 — 2,151
SmallCap S&P 600 Index Fund 237 2 437 3,194
$ 22,206 $ (380) $ 6,581 $ 110,464
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2030 Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 29 .06%
Diversified International Fund
(a)
9,374,646 $ 132,651
Diversified Real Asset Fund
(a)
411,440 4,748
Global Emerging Markets Fund
(a)
533,615 14,205
High Yield Fund
(a)
6,583,691 44,506
International Small Company Fund
(a)
1,251,433 13,077
MidCap S&P 400 Index Fund
(a)
1,344,019 33,305
Real Estate Securities Fund
(a)
629,747 18,855
SmallCap S&P 600 Index Fund
(a)
872,370 23,981
$ 285,328
Principal Funds, Inc. Institutional Class - 70 .95%
Bond Market Index Fund
(a)
31,160,592 269,539
High Income Fund
(a)
634,694 5,186
Inflation Protection Fund
(a)
4,808,768 37,893
LargeCap S&P 500 Index Fund
(a)
11,972,152 337,016
Short-Term Income Fund
(a)
3,936,230 47,156
$ 696,790
TOTAL INVESTMENT COMPANIES $ 982,118
Total Investments $ 982,118
Other Assets and Liabilities -  (0.01)% (105)
TOTAL NET ASSETS - 100.00% $ 982,013
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Bond Market Index Fund $ 224,382 $ 110,224 $ 79,649 $ 269,539
Diversified International Fund 93,529 32,639 12,759 132,651
Diversified Real Asset Fund — 4,826 33 4,748
Global Emerging Markets Fund — 14,675 195 14,205
High Income Fund 31,106 16,069 44,641 5,186
High Yield Fund — 45,041 304 44,506
Inflation Protection Fund — 41,427 4,051 37,893
International Small Company Fund 9,588 3,899 2,105 13,077
LargeCap S&P 500 Index Fund 198,446 98,139 29,968 337,016
MidCap S&P 400 Index Fund 48,427 16,627 44,623 33,305
Origin Emerging Markets Fund 10,413 3,283 15,910 —
Real Estate Securities Fund 14,263 5,941 5,860 18,855
Short-Term Income Fund — 47,425 522 47,156
SmallCap S&P 600 Index Fund 15,348 8,333 3,701 23,981
$ 645,502 $ 448,548 $ 244,321 $ 982,118
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 10,228 $ (18) $ — $ 14,600
Diversified International Fund 2,870 4 — 19,238
Diversified Real Asset Fund — — — (45)
Global Emerging Markets Fund — — — (275)
High Income Fund 2,626 (1,299) — 3,951
High Yield Fund 303 — — (231)
Inflation Protection Fund — 52 — 465
International Small Company Fund 228 2 — 1,693
LargeCap S&P 500 Index Fund 3,229 87 6,193 70,312
MidCap S&P 400 Index Fund 857 1,612 1,331 11,262
Origin Emerging Markets Fund 472 (1,698) — 3,912
Real Estate Securities Fund 508 65 — 4,446
Short-Term Income Fund 494 — — 253
SmallCap S&P 600 Index Fund 300 — 554 4,001
$ 22,115 $ (1,193) $ 8,078 $ 133,582
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2035 Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 32 .04%
Diversified International Fund
(a)
7,852,729 $ 111,116
Global Emerging Markets Fund
(a)
442,660 11,784
High Yield Fund
(a)
4,506,712 30,465
International Small Company Fund
(a)
1,046,100 10,932
MidCap S&P 400 Index Fund
(a)
1,110,065 27,507
Real Estate Securities Fund
(a)
566,439 16,959
SmallCap S&P 600 Index Fund
(a)
729,381 20,051
$ 228,814
Principal Funds, Inc. Institutional Class - 67 .97%
Bond Market Index Fund
(a)
23,104,633 199,855
High Income Fund
(a)
420,631 3,437
LargeCap S&P 500 Index Fund
(a)
10,023,959 282,174
$ 485,466
TOTAL INVESTMENT COMPANIES $ 714,280
Total Investments $ 714,280
Other Assets and Liabilities -  (0.01)% (81)
TOTAL NET ASSETS - 100.00% $ 714,199
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Bond Market Index Fund $ 127,735 $ 72,934 $ 9,922 $ 199,855
Diversified International Fund 81,999 23,628 11,304 111,116
Global Emerging Markets Fund — 12,237 227 11,784
High Income Fund 21,068 10,371 29,799 3,437
High Yield Fund — 30,846 223 30,465
International Small Company Fund 7,930 2,762 1,194 10,932
LargeCap S&P 500 Index Fund 173,569 75,319 27,315 282,174
MidCap S&P 400 Index Fund 42,266 12,137 38,036 27,507
Origin Emerging Markets Fund 9,066 2,303 13,277 —
Real Estate Securities Fund 10,742 3,795 875 16,959
SmallCap S&P 600 Index Fund 13,184 6,212 2,799 20,051
$ 487,559 $ 252,544 $ 134,971 $ 714,280
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 5,725 $ 4 $ — $ 9,104
Diversified International Fund 2,474 2 — 16,791
Global Emerging Markets Fund — — — (226)
High Income Fund 1,758 (677) — 2,474
High Yield Fund 203 — — (158)
International Small Company Fund 185 1 — 1,433
LargeCap S&P 500 Index Fund 2,785 51 5,339 60,550
MidCap S&P 400 Index Fund 736 1,115 1,143 10,025
Origin Emerging Markets Fund 401 (887) — 2,795
Real Estate Securities Fund 373 2 — 3,295
SmallCap S&P 600 Index Fund 252 — 466 3,454
$ 14,892 $ (389) $ 6,948 $ 109,537
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2040 Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 35 .58%
Diversified International Fund
(a)
10,189,896 $ 144,186
Global Emerging Markets Fund
(a)
580,239 15,446
High Yield Fund
(a)
3,464,387 23,419
International Small Company Fund
(a)
1,359,300 14,205
MidCap S&P 400 Index Fund
(a)
1,445,448 35,818
Real Estate Securities Fund
(a)
613,781 18,377
SmallCap S&P 600 Index Fund
(a)
957,101 26,311
$ 277,762
Principal Funds, Inc. Institutional Class - 64 .43%
Bond Market Index Fund
(a)
15,451,865 133,659
High Income Fund
(a)
330,855 2,703
LargeCap S&P 500 Index Fund
(a)
13,024,310 366,634
$ 502,996
TOTAL INVESTMENT COMPANIES $ 780,758
Total Investments $ 780,758
Other Assets and Liabilities -  (0.01)% (85)
TOTAL NET ASSETS - 100.00% $ 780,673
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Bond Market Index Fund $ 81,241 $ 51,211 $ 4,644 $ 133,659
Diversified International Fund 100,758 32,592 9,892 144,186
Global Emerging Markets Fund — 15,916 169 15,446
High Income Fund 16,038 8,012 22,713 2,703
High Yield Fund — 23,684 144 23,419
International Small Company Fund 10,143 3,673 1,421 14,205
LargeCap S&P 500 Index Fund 213,624 99,753 22,509 366,634
MidCap S&P 400 Index Fund 51,877 15,441 45,307 35,818
Origin Emerging Markets Fund 11,007 3,063 16,427 —
Real Estate Securities Fund 11,294 4,259 672 18,377
SmallCap S&P 600 Index Fund 16,275 8,029 2,301 26,311
$ 512,257 $ 265,633 $ 126,199 $ 780,758
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 3,645 $ — $ — $ 5,851
Diversified International Fund 3,045 1 — 20,727
Global Emerging Markets Fund — — — (301)
High Income Fund 1,345 (217) — 1,583
High Yield Fund 155 — — (121)
International Small Company Fund 238 1 — 1,809
LargeCap S&P 500 Index Fund 3,432 4 6,576 75,762
MidCap S&P 400 Index Fund 905 1,175 1,403 12,632
Origin Emerging Markets Fund 500 (718) — 3,075
Real Estate Securities Fund 398 2 — 3,494
SmallCap S&P 600 Index Fund 312 — 575 4,308
$ 13,975 $ 248 $ 8,554 $ 128,819
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2045 Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 38 .09%
Diversified International Fund
(a)
7,009,546 $ 99,185
Global Emerging Markets Fund
(a)
399,552 10,636
High Yield Fund
(a)
1,511,807 10,220
International Small Company Fund
(a)
930,006 9,718
MidCap S&P 400 Index Fund
(a)
993,415 24,617
Real Estate Securities Fund
(a)
375,473 11,242
SmallCap S&P 600 Index Fund
(a)
664,455 18,266
$ 183,884
Principal Funds, Inc. Institutional Class - 61 .92%
Bond Market Index Fund
(a)
5,278,311 45,656
High Income Fund
(a)
142,169 1,162
LargeCap S&P 500 Index Fund
(a)
8,955,374 252,094
$ 298,912
TOTAL INVESTMENT COMPANIES $ 482,796
Total Investments $ 482,796
Other Assets and Liabilities -  (0.01)% (61)
TOTAL NET ASSETS - 100.00% $ 482,735
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Bond Market Index Fund $ 28,151 $ 18,694 $ 3,176 $ 45,656
Diversified International Fund 71,690 20,825 7,867 99,185
Global Emerging Markets Fund — 10,944 105 10,636
High Income Fund 7,268 3,442 10,158 1,162
High Yield Fund — 10,330 57 10,220
International Small Company Fund 7,204 2,340 1,096 9,718
LargeCap S&P 500 Index Fund 152,024 64,957 17,757 252,094
MidCap S&P 400 Index Fund 36,923 9,804 31,771 24,617
Origin Emerging Markets Fund 7,884 1,828 11,364 —
Real Estate Securities Fund 7,237 2,482 664 11,242
SmallCap S&P 600 Index Fund 11,541 5,206 1,486 18,266
$ 329,922 $ 150,852 $ 85,501 $ 482,796
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 1,257 $ 1 $ — $ 1,986
Diversified International Fund 2,154 2 — 14,535
Global Emerging Markets Fund — — — (203)
High Income Fund 587 89 — 521
High Yield Fund 68 — — (53)
International Small Company Fund 168 — — 1,270
LargeCap S&P 500 Index Fund 2,431 3 4,663 52,867
MidCap S&P 400 Index Fund 641 760 996 8,901
Origin Emerging Markets Fund 351 (536) — 2,188
Real Estate Securities Fund 247 2 — 2,185
SmallCap S&P 600 Index Fund 219 — 406 3,005
$ 8,123 $ 321 $ 6,065 $ 87,202
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2050 Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 39 .83%
Diversified International Fund
(a)
6,799,579 $ 96,214
Global Emerging Markets Fund
(a)
385,459 10,261
High Yield Fund
(a)
648,887 4,387
International Small Company Fund
(a)
908,825 9,497
MidCap S&P 400 Index Fund
(a)
966,505 23,950
Real Estate Securities Fund
(a)
334,500 10,015
SmallCap S&P 600 Index Fund
(a)
638,539 17,553
$ 171,877
Principal Funds, Inc. Institutional Class - 60 .18%
Bond Market Index Fund
(a)
1,690,248 14,620
High Income Fund
(a)
59,820 489
LargeCap S&P 500 Index Fund
(a)
8,687,698 244,559
$ 259,668
TOTAL INVESTMENT COMPANIES $ 431,545
Total Investments $ 431,545
Other Assets and Liabilities -  (0.01)% (55)
TOTAL NET ASSETS - 100.00% $ 431,490
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Bond Market Index Fund $ 9,042 $ 8,042 $ 3,072 $ 14,620
Diversified International Fund 67,350 20,558 5,477 96,214
Global Emerging Markets Fund — 10,607 145 10,261
High Income Fund 3,143 1,980 4,894 489
High Yield Fund — 4,460 50 4,387
International Small Company Fund 6,799 2,142 653 9,497
LargeCap S&P 500 Index Fund 142,914 62,690 11,481 244,559
MidCap S&P 400 Index Fund 34,735 9,738 29,725 23,950
Origin Emerging Markets Fund 7,462 1,811 10,847 —
Real Estate Securities Fund 6,323 2,241 495 10,015
SmallCap S&P 600 Index Fund 10,922 5,195 1,447 17,553
$ 288,690 $ 129,464 $ 68,286 $ 431,545
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 403 $ (22) $ — $ 630
Diversified International Fund 2,019 3 — 13,780
Global Emerging Markets Fund — — — (201)
High Income Fund 230 36 — 224
High Yield Fund 29 — — (23)
International Small Company Fund 158 — — 1,209
LargeCap S&P 500 Index Fund 2,283 6 4,377 50,430
MidCap S&P 400 Index Fund 602 682 935 8,520
Origin Emerging Markets Fund 336 (396) — 1,970
Real Estate Securities Fund 220 1 — 1,945
SmallCap S&P 600 Index Fund 208 — 383 2,883
$ 6,488 $ 310 $ 5,695 $ 81,367
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2055 Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 40 .16%
Diversified International Fund
(a)
4,288,741 $ 60,686
Global Emerging Markets Fund
(a)
243,858 6,491
High Yield Fund
(a)
346,814 2,344
International Small Company Fund
(a)
575,097 6,010
MidCap S&P 400 Index Fund
(a)
618,427 15,325
Real Estate Securities Fund
(a)
210,338 6,297
SmallCap S&P 600 Index Fund
(a)
410,661 11,289
$ 108,442
Principal Funds, Inc. Institutional Class - 59 .86%
Bond Market Index Fund
(a)
866,491 7,495
High Income Fund
(a)
33,735 276
LargeCap S&P 500 Index Fund
(a)
5,465,646 153,858
$ 161,629
TOTAL INVESTMENT COMPANIES $ 270,071
Total Investments $ 270,071
Other Assets and Liabilities -  (0.02)% (49)
TOTAL NET ASSETS - 100.00% $ 270,022
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Bond Market Index Fund $ 5,262 $ 3,722 $ 1,822 $ 7,495
Diversified International Fund 38,845 16,307 2,522 60,686
Global Emerging Markets Fund — 6,665 48 6,491
High Income Fund 1,826 1,120 2,819 276
High Yield Fund — 2,377 21 2,344
International Small Company Fund 3,968 1,770 434 6,010
LargeCap S&P 500 Index Fund 82,490 46,465 5,187 153,858
MidCap S&P 400 Index Fund 20,069 7,573 17,768 15,325
Origin Emerging Markets Fund 4,307 1,441 6,679 —
Real Estate Securities Fund 3,675 1,735 275 6,297
SmallCap S&P 600 Index Fund 6,322 3,813 566 11,289
$ 166,764 $ 92,988 $ 38,141 $ 270,071
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 237 $ (9) $ — $ 342
Diversified International Fund 1,179 1 — 8,055
Global Emerging Markets Fund — — — (126)
High Income Fund 132 26 — 123
High Yield Fund 16 — — (12)
International Small Company Fund 93 — — 706
LargeCap S&P 500 Index Fund 1,331 (2) 2,549 30,092
MidCap S&P 400 Index Fund 352 527 545 4,924
Origin Emerging Markets Fund 201 (122) — 1,053
Real Estate Securities Fund 132 1 — 1,161
SmallCap S&P 600 Index Fund 122 — 225 1,720
$ 3,795 $ 422 $ 3,319 $ 48,038
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2060 Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 40 .25%
Diversified International Fund
(a)
2,271,941 $ 32,148
Global Emerging Markets Fund
(a)
129,844 3,456
High Yield Fund
(a)
185,242 1,252
International Small Company Fund
(a)
306,394 3,202
MidCap S&P 400 Index Fund
(a)
329,404 8,163
Real Estate Securities Fund
(a)
112,153 3,358
SmallCap S&P 600 Index Fund
(a)
219,100 6,023
$ 57,602
Principal Funds, Inc. Institutional Class - 59 .78%
Bond Market Index Fund
(a)
461,459 3,992
High Income Fund
(a)
17,917 146
LargeCap S&P 500 Index Fund
(a)
2,892,564 81,426
$ 85,564
TOTAL INVESTMENT COMPANIES $ 143,166
Total Investments $ 143,166
Other Assets and Liabilities -  (0.03)% (40)
TOTAL NET ASSETS - 100.00% $ 143,126
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Bond Market Index Fund $ 2,599 $ 2,172 $ 949 $ 3,992
Diversified International Fund 19,039 10,502 1,393 32,148
Global Emerging Markets Fund — 3,531 9 3,456
High Income Fund 900 642 1,471 146
High Yield Fund — 1,262 4 1,252
International Small Company Fund 1,966 1,149 265 3,202
LargeCap S&P 500 Index Fund 40,446 28,618 2,875 81,426
MidCap S&P 400 Index Fund 9,856 4,853 9,284 8,163
Origin Emerging Markets Fund 2,112 927 3,505 —
Real Estate Securities Fund 1,811 1,110 157 3,358
SmallCap S&P 600 Index Fund 3,119 2,353 323 6,023
$ 81,848 $ 57,119 $ 20,235 $ 143,166
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 119 $ (3) $ — $ 173
Diversified International Fund 588 1 — 3,999
Global Emerging Markets Fund — — — (66)
High Income Fund 68 16 — 59
High Yield Fund 9 — — (6)
International Small Company Fund 47 — — 352
LargeCap S&P 500 Index Fund 662 2 1,269 15,235
MidCap S&P 400 Index Fund 176 273 273 2,465
Origin Emerging Markets Fund 102 (8) — 474
Real Estate Securities Fund 69 — — 594
SmallCap S&P 600 Index Fund 61 — 114 874
$ 1,901 $ 281 $ 1,656 $ 24,153
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2065 Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .05 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 40 .53%
Diversified International Fund
(a)
744,253 $ 10,531
Global Emerging Markets Fund
(a)
42,607 1,134
High Yield Fund
(a)
61,039 413
International Small Company Fund
(a)
102,064 1,067
MidCap S&P 400 Index Fund
(a)
111,353 2,759
Real Estate Securities Fund
(a)
37,245 1,115
SmallCap S&P 600 Index Fund
(a)
73,398 2,018
$ 19,037
Principal Funds, Inc. Institutional Class - 59 .52%
Bond Market Index Fund
(a)
153,696 1,329
High Income Fund
(a)
6,089 50
LargeCap S&P 500 Index Fund
(a)
944,337 26,583
$ 27,962
TOTAL INVESTMENT COMPANIES $ 46,999
Total Investments $ 46,999
Other Assets and Liabilities -  (0.05)% (25)
TOTAL NET ASSETS - 100.00% $ 46,974
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Bond Market Index Fund $ 744 $ 836 $ 300 $ 1,329
Diversified International Fund 5,441 4,465 516 10,531
Global Emerging Markets Fund — 1,160 5 1,134
High Income Fund 258 238 468 50
High Yield Fund — 417 2 413
International Small Company Fund 563 498 94 1,067
LargeCap S&P 500 Index Fund 11,568 11,533 1,066 26,583
MidCap S&P 400 Index Fund 2,815 2,015 2,878 2,759
Origin Emerging Markets Fund 604 388 1,127 —
Real Estate Securities Fund 519 474 56 1,115
SmallCap S&P 600 Index Fund 885 999 126 2,018
$ 23,397 $ 23,023 $ 6,638 $ 46,999
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 34 $ (2) $ — $ 51
Diversified International Fund 166 — — 1,141
Global Emerging Markets Fund — — — (21)
High Income Fund 20 6 — 16
High Yield Fund 3 — — (2)
International Small Company Fund 13 — — 100
LargeCap S&P 500 Index Fund 187 (1) 359 4,549
MidCap S&P 400 Index Fund 50 44 77 763
Origin Emerging Markets Fund 32 (3) — 138
Real Estate Securities Fund 22 — — 178
SmallCap S&P 600 Index Fund 17 — 32 260
$ 544 $ 44 $ 468 $ 7,173
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2070 Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .32 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 40 .45%
Diversified International Fund
(a)
65,033 $ 920
Global Emerging Markets Fund
(a)
3,959 106
High Yield Fund
(a)
5,449 37
International Small Company Fund
(a)
8,742 91
MidCap S&P 400 Index Fund
(a)
9,463 235
Real Estate Securities Fund
(a)
3,209 96
SmallCap S&P 600 Index Fund
(a)
6,228 171
$ 1,656
Principal Funds, Inc. Institutional Class - 59 .87%
Bond Market Index Fund
(a)
13,175 114
High Income Fund
(a)
712 6
LargeCap S&P 500 Index Fund
(a)
82,846 2,331
$ 2,451
TOTAL INVESTMENT COMPANIES $ 4,107
Total Investments $ 4,107
Other Assets and Liabilities -  (0.32)% (13)
TOTAL NET ASSETS - 100.00% $ 4,094
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Bond Market Index Fund $ 22 $ 132 $ 43 $ 114
Diversified International Fund 157 906 200 920
Global Emerging Markets Fund — 109 1 106
High Income Fund 8 41 44 6
High Yield Fund — 38 1 37
International Small Company Fund 17 92 23 91
LargeCap S&P 500 Index Fund 332 2,148 448 2,331
MidCap S&P 400 Index Fund 82 403 294 235
Origin Emerging Markets Fund 17 88 112 —
Real Estate Securities Fund 15 90 20 96
SmallCap S&P 600 Index Fund 28 167 39 171
$ 678 $ 4,214 $ 1,225 $ 4,107
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 1 $ — $ — $ 3
Diversified International Fund 7 — — 57
Global Emerging Markets Fund — — — (2)
High Income Fund 1 1 — —
High Yield Fund — — — —
International Small Company Fund 1 — — 5
LargeCap S&P 500 Index Fund 7 3 14 296
MidCap S&P 400 Index Fund 2 7 3 37
Origin Emerging Markets Fund 2 6 — 1
Real Estate Securities Fund 2 — — 11
SmallCap S&P 600 Index Fund 1 — 2 15
$ 24 $ 17 $ 19 $ 423
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid Income Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 22 .01%
Diversified International Fund
(a)
893,669 $ 12,646
Diversified Real Asset Fund
(a)
79,219 914
Global Emerging Markets Fund
(a)
51,630 1,374
High Yield Fund
(a)
1,565,056 10,580
International Small Company Fund
(a)
121,183 1,266
MidCap S&P 400 Index Fund
(a)
130,267 3,228
Real Estate Securities Fund
(a)
93,899 2,811
SmallCap S&P 600 Index Fund
(a)
85,140 2,341
$ 35,160
Principal Funds, Inc. Institutional Class - 78 .01%
Bond Market Index Fund
(a)
6,255,835 54,113
High Income Fund
(a)
140,459 1,148
Inflation Protection Fund
(a)
1,201,923 9,471
LargeCap S&P 500 Index Fund
(a)
1,136,243 31,985
Short-Term Income Fund
(a)
2,326,904 27,876
$ 124,593
TOTAL INVESTMENT COMPANIES $ 159,753
Total Investments $ 159,753
Other Assets and Liabilities -  (0.02)% (31)
TOTAL NET ASSETS - 100.00% $ 159,722
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Bond Market Index Fund $ 35,504 $ 20,486 $ 4,284 $ 54,113
Diversified International Fund 8,515 3,956 1,545 12,646
Diversified Real Asset Fund 2,571 1,187 3,219 914
Global Emerging Markets Fund — 1,408 7 1,374
High Income Fund 7,109 3,512 10,075 1,148
High Yield Fund — 10,689 53 10,580
Inflation Protection Fund 6,650 3,622 1,139 9,471
International Small Company Fund 859 476 218 1,266
LargeCap S&P 500 Index Fund 18,052 10,850 3,210 31,985
MidCap S&P 400 Index Fund 4,378 1,862 4,174 3,228
Origin Emerging Markets Fund 926 307 1,431 —
Real Estate Securities Fund — 2,872 17 2,811
Short-Term Income Fund 18,638 10,614 2,089 27,876
SmallCap S&P 600 Index Fund 1,369 881 267 2,341
$ 104,571 $ 72,722 $ 31,728 $ 159,753
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 1,572 $ (1) $ — $ 2,408
Diversified International Fund 254 7 — 1,713
Diversified Real Asset Fund 79 143 — 232
Global Emerging Markets Fund — — — (27)
High Income Fund 581 (286) — 888
High Yield Fund 70 — — (56)
Inflation Protection Fund 250 1 — 337
International Small Company Fund 20 1 — 148
LargeCap S&P 500 Index Fund 287 5 550 6,288
MidCap S&P 400 Index Fund 75 (14) 117 1,176
Origin Emerging Markets Fund 41 (145) — 343
Real Estate Securities Fund — — — (44)
Short-Term Income Fund 828 2 — 711
SmallCap S&P 600 Index Fund 26 — 48 358
$ 4,083 $ (287) $ 715 $ 14,475
Amounts in thousands.

Schedule of Investments
Principal LifeTime Strategic Income Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 63 .90%
Blue Chip Fund
(a)
717,739 $ 33,023
Core Fixed Income Fund
(a)
31,048,865 265,468
Diversified International Fund
(a)
4,491,293 63,552
Diversified Real Asset Fund
(a)
289,145 3,337
Global Emerging Markets Fund
(a)
249,322 6,637
High Yield Fund
(a)
7,810,884 52,801
International Small Company Fund
(a)
580,907 6,070
LargeCap Growth Fund I
(a)
1,585,446 32,993
MidCap Fund
(a)
179,274 8,168
Real Estate Securities Fund
(a)
492,083 14,733
SmallCap Fund
(a)
397,442 11,462
Small-MidCap Dividend Income Fund
(a)
371,672 7,192
$ 505,436
Principal Funds, Inc. Institutional Class - 36 .11%
Equity Income Fund
(a)
719,609 31,023
High Income Fund
(a)
755,712 6,174
Inflation Protection Fund
(a)
5,821,278 45,872
LargeCap S&P 500 Index Fund
(a)
1,196,954 33,694
LargeCap Value Fund III
(a)
1,497,838 31,095
Short-Term Income Fund
(a)
11,501,445 137,787
$ 285,645
TOTAL INVESTMENT COMPANIES $ 791,081
Total Investments $ 791,081
Other Assets and Liabilities -  (0.01)% (90)
TOTAL NET ASSETS - 100.00% $ 790,991
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime Strategic Income Fund
October 31, 2024
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 28,543 $ 3,122 $ 8,412 $ 33,023
Core Fixed Income Fund 259,445 28,968 41,640 265,468
Diversified International Fund 38,248 27,487 9,361 63,552
Diversified Real Asset Fund 17,816 1,040 17,895 3,337
Equity Income Fund 24,487 4,410 5,079 31,023
Global Emerging Markets Fund — 6,802 33 6,637
High Income Fund 52,380 8,694 58,951 6,174
High Yield Fund — 53,332 257 52,801
Inflation Protection Fund 48,502 4,380 9,131 45,872
International Small Company Fund 6,169 312 1,464 6,070
LargeCap Growth Fund I 28,058 4,935 8,290 32,993
LargeCap S&P 500 Index Fund 26,413 4,329 5,299 33,694
LargeCap Value Fund III 24,732 5,347 5,157 31,095
MidCap Fund 4,361 4,209 2,102 8,168
MidCap Growth Fund III 11,697 1,059 14,347 —
MidCap Value Fund I 16,340 1,037 20,382 —
Origin Emerging Markets Fund 9,962 540 12,450 —
Overseas Fund 20,919 1,671 25,042 —
Real Estate Securities Fund — 15,040 78 14,733
Short-Term Income Fund 136,995 16,311 20,292 137,787
SmallCap Fund — 11,316 63 11,462
SmallCap Growth Fund I 4,694 409 6,503 —
SmallCap Value Fund II 5,103 614 6,788 —
Small-MidCap Dividend Income Fund — 7,118 43 7,192
$ 764,864 $ 212,482 $ 279,059 $ 791,081
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 10 $ 4,143 $ — $ 5,627
Core Fixed Income Fund 9,503 (1,818) — 20,513
Diversified International Fund 1,095 95 — 7,083
Diversified Real Asset Fund 476 1,325 — 1,051
Equity Income Fund 541 (153) 192 7,358
Global Emerging Markets Fund — — — (132)
High Income Fund 3,607 (7,234) — 11,285
High Yield Fund 359 — — (274)
Inflation Protection Fund 1,748 (58) — 2,179
International Small Company Fund 136 47 — 1,006
LargeCap Growth Fund I 28 (502) 1,780 8,792
LargeCap S&P 500 Index Fund 405 52 777 8,199
LargeCap Value Fund III 488 78 374 6,095
MidCap Fund 6 (38) 122 1,738
MidCap Growth Fund III — 1,879 908 (288)
MidCap Value Fund I 252 2,971 574 34
Origin Emerging Markets Fund 384 (2,265) — 4,213
Overseas Fund 986 5,714 415 (3,262)
Real Estate Securities Fund — — — (229)
Short-Term Income Fund 5,029 (73) — 4,846
SmallCap Fund — — — 209
SmallCap Growth Fund I — 2,469 — (1,069)
SmallCap Value Fund II 161 2,196 23 (1,125)
Small-MidCap Dividend Income Fund 22 — — 117
$ 25,236 $ 8,828 $ 5,165 $ 83,966
Amounts in thousands.

Schedule of Investments
Real Estate Securities Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 2 .15 % Shares Held Value (000's)
Money Market Funds - 2 .15%
Principal Government Money Market Fund - Class
R-6 4.75%
(a),(b)
142,427,695 $ 142,428
TOTAL INVESTMENT COMPANIES $ 142,428
COMMON STOCKS - 97 .81 % Shares Held Value (000's)
Entertainment - 0 .52%
Marriott Vacations Worldwide Corp 441,283 $ 33,992
REITs - 97 .29%
Alexandria Real Estate Equities Inc 31,934 3,562
American Healthcare REIT Inc 2,963,924 78,840
American Homes 4 Rent 4,709,954 165,979
American Tower Corp 2,883,182 615,675
Americold Realty Trust Inc 5,010,571 128,672
AvalonBay Communities Inc 1,518,487 336,512
Broadstone Net Lease Inc 4,930,542 86,728
Cousins Properties Inc 3,183,554 97,512
DiamondRock Hospitality Co 4,491,175 38,489
Digital Realty Trust Inc 1,279,551 228,054
Equinix Inc 560,461 508,943
Equity LifeStyle Properties Inc 1,901,340 133,322
Equity Residential 2,270,401 159,768
Essex Property Trust Inc 412,501 117,093
Extra Space Storage Inc 1,998,216 326,309
Gaming and Leisure Properties Inc 2,517,437 126,350
Healthpeak Properties Inc 2,967,110 66,612
InvenTrust Properties Corp 2,056,696 60,570
Invitation Homes Inc 6,263,008 196,721
Kilroy Realty Corp 1,526,814 61,408
Lineage Inc 665,835 49,298
National Health Investors Inc 784,088 60,100
NETSTREIT Corp 1,954,047 30,288
NNN REIT Inc 2,242,518 97,415
Prologis Inc 3,171,024 358,135
Regency Centers Corp 3,162,683 225,942
Rexford Industrial Realty Inc 2,813,539 120,673
Ryman Hospitality Properties Inc 1,024,680 109,692
Sabra Health Care REIT Inc 7,079,294 137,338
Saul Centers Inc 279,987 10,959
SBA Communications Corp 1,054,533 241,984
Simon Property Group Inc 331,735 56,103
Terreno Realty Corp 1,855,145 111,216
Ventas Inc 6,334,529 414,848
VICI Properties Inc 7,393,883 234,830
Vornado Realty Trust 1,962,132 81,252
Welltower Inc 3,757,108 506,759
Weyerhaeuser Co 1,706,517 53,175
$ 6,437,126
TOTAL COMMON STOCKS $ 6,471,118
Total Investments $ 6,613,546
Other Assets and Liabilities -  0.04% 2,914
TOTAL NET ASSETS - 100.00% $ 6,616,460
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.75% $ 127,008 $ 1,072,551 $ 1,057,131 $ 142,428
$ 127,008 $ 1,072,551 $ 1,057,131 $ 142,428
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.75% $ 3,585 $ — $ — $ —
$ 3,585 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
SAM Balanced Portfolio
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .05 % Shares Held Value (000's)
Money Market Funds - 0 .51%
Principal Government Money Market Fund - Class
R-6 4.75%
(a),(b)
23,646,902 $ 23,647
Principal Exchange-Traded Funds - 14 .38%
Principal U.S. Mega-Cap ETF
(a)
9,444,257 536,245
Principal U.S. Small-Cap ETF
(a)
2,517,700 127,799
$ 664,044
Principal Funds, Inc. Class R-6 - 46 .03%
Blue Chip Fund
(a)
5,024,237 231,165
Core Fixed Income Fund
(a)
88,531,801 756,946
Diversified International Fund
(a)
11,481,676 162,466
Diversified Real Asset Fund
(a)
12,182,647 140,588
Global Emerging Markets Fund
(a)
3,393,739 90,341
High Yield Fund
(a)
18,033,123 121,904
International Equity Index Fund
(a)
1,819,317 21,577
International Small Company Fund
(a)
4,193,358 43,821
LargeCap Growth Fund I
(a)
7,532,806 156,758
MidCap Fund
(a)
3,899,811 177,675
Real Estate Securities Fund
(a)
1,102,402 33,006
Small-MidCap Dividend Income Fund
(a)
3,611,448 69,881
Spectrum Preferred and Capital Securities Income
Fund
(a)
12,895,492 119,283
$ 2,125,411
Principal Funds, Inc. Institutional Class - 39 .13%
Bond Market Index Fund
(a)
23,564,092 203,829
Equity Income Fund
(a)
7,837,090 337,857
Finisterre Emerging Markets Total Return Bond
Fund
(a)
9,684,832 86,486
Government & High Quality Bond Fund
(a)
6,566,904 58,511
Inflation Protection Fund
(a)
11,676,819 92,013
LargeCap S&P 500 Index Fund
(a)
3,490,688 98,263
LargeCap Value Fund III
(a)
12,472,353 258,926
Overseas Fund
(a)
14,077,883 156,968
Principal Capital Appreciation Fund
(a)
5,138,394 431,060
Short-Term Income Fund
(a)
6,908,646 82,766
$ 1,806,679
TOTAL INVESTMENT COMPANIES $ 4,619,781
Total Investments $ 4,619,781
Other Assets and Liabilities -  (0.05)% (2,084)
TOTAL NET ASSETS - 100.00% $ 4,617,697
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
SAM Balanced Portfolio
October 31, 2024
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 369,375 $ 2,034 $ 263,690 $ 231,165
Bond Market Index Fund 268,530 35,523 114,683 203,829
Core Fixed Income Fund 571,458 176,398 32,475 756,946
Diversified International Fund 147,549 10,892 24,927 162,466
Diversified Real Asset Fund 126,055 10,676 12,924 140,588
Equity Income Fund 279,957 10,649 35,246 337,857
Finisterre Emerging Markets Total Return Bond Fund 54,902 30,970 3,677 86,486
Global Emerging Markets Fund — 91,867 — 90,341
Government & High Quality Bond Fund 56,521 2,821 5,158 58,511
High Yield Fund 151,899 12,645 55,140 121,904
Inflation Protection Fund 71,715 19,479 2,714 92,013
International Equity Index Fund 20,021 1,272 3,203 21,577
International Small Company Fund 39,816 1,143 4,094 43,821
LargeCap Growth Fund I 137,994 9,585 32,368 156,758
LargeCap S&P 500 Index Fund 82,637 4,276 14,473 98,263
LargeCap Value Fund III 146,939 83,370 15,194 258,926
MidCap Fund 68,102 119,731 30,281 177,675
Origin Emerging Markets Fund 87,585 4,039 108,088 —
Overseas Fund 95,715 55,035 6,079 156,968
Principal Capital Appreciation Fund 372,396 6,010 80,770 431,060
Principal Government Money Market Fund - Class R-6 4.75% 29,543 17,601 23,497 23,647
Principal U.S. Mega-Cap ETF 422,573 37,081 80,739 536,245
Principal U.S. Small-Cap ETF 76,269 24,675 3,921 127,799
Real Estate Securities Fund 37,636 1,843 17,427 33,006
Short-Term Income Fund 81,516 5,523 7,139 82,766
Small-MidCap Dividend Income Fund 78,521 5,172 34,504 69,881
Spectrum Preferred and Capital Securities Income Fund 120,976 8,154 23,620 119,283
$ 3,996,200 $ 788,464 $ 1,036,031 $ 4,619,781
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 119 $ 177,329 $ — $ (53,883)
Bond Market Index Fund 7,583 (4,436) — 18,895
Core Fixed Income Fund 24,177 (3,971) — 45,536
Diversified International Fund 4,310 3,639 — 25,313
Diversified Real Asset Fund 3,665 (1,343) — 18,124
Equity Income Fund 6,251 15,546 2,233 66,951
Finisterre Emerging Markets Total Return Bond Fund 4,510 (665) — 4,956
Global Emerging Markets Fund — — — (1,526)
Government & High Quality Bond Fund 1,842 (266) — 4,593
High Yield Fund 10,443 (2,332) — 14,832
Inflation Protection Fund 2,674 (334) — 3,867
International Equity Index Fund 652 140 187 3,347
International Small Company Fund 892 141 — 6,815
LargeCap Growth Fund I 138 (2,886) 8,698 44,433
LargeCap S&P 500 Index Fund 1,263 2,065 2,425 23,758
LargeCap Value Fund III 2,956 12 2,263 43,799
MidCap Fund 81 5,496 1,725 14,627
Origin Emerging Markets Fund 3,720 (2,154) — 18,618
Overseas Fund 5,379 62 2,265 12,235
Principal Capital Appreciation Fund 3,956 8,213 — 125,211
Principal Government Money Market Fund - Class R-6 4.75% 1,557 — — —
Principal U.S. Mega-Cap ETF 6,697 12,941 — 144,389
Principal U.S. Small-Cap ETF 1,073 726 — 30,050
Real Estate Securities Fund 1,135 1,961 — 8,993
Short-Term Income Fund 3,035 (82) — 2,948
Small-MidCap Dividend Income Fund 1,424 3,357 570 17,335
Spectrum Preferred and Capital Securities Income Fund 7,023 (2,376) — 16,149
$ 106,555 $ 210,783 $ 20,366 $ 660,365
Amounts in thousands.

Schedule of Investments
SAM Conservative Balanced Portfolio
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Money Market Funds - 0 .58%
Principal Government Money Market Fund - Class
R-6 4.75%
(a),(b)
10,742,326 $ 10,742
Principal Exchange-Traded Funds - 9 .34%
Principal U.S. Mega-Cap ETF
(a)
2,534,648 143,917
Principal U.S. Small-Cap ETF
(a)
583,700 29,629
$ 173,546
Principal Funds, Inc. Class R-6 - 51 .11%
Blue Chip Fund
(a)
1,612,363 74,185
Core Fixed Income Fund
(a)
61,355,326 524,588
Diversified International Fund
(a)
3,207,195 45,382
Diversified Real Asset Fund
(a)
4,052,752 46,769
Global Emerging Markets Fund
(a)
860,017 22,894
High Yield Fund
(a)
8,006,662 54,125
International Equity Index Fund
(a)
726,315 8,614
International Small Company Fund
(a)
1,028,302 10,746
LargeCap Growth Fund I
(a)
1,088,393 22,649
MidCap Fund
(a)
711,311 32,407
Real Estate Securities Fund
(a)
444,524 13,309
Small-MidCap Dividend Income Fund
(a)
1,679,973 32,507
Spectrum Preferred and Capital Securities Income
Fund
(a)
6,701,686 61,991
$ 950,166
Principal Funds, Inc. Institutional Class - 39 .00%
Bond Market Index Fund
(a)
18,521,430 160,210
Equity Income Fund
(a)
2,696,035 116,226
Finisterre Emerging Markets Total Return Bond
Fund
(a)
8,991,982 80,298
Government & High Quality Bond Fund
(a)
4,795,553 42,728
Inflation Protection Fund
(a)
8,790,835 69,272
LargeCap S&P 500 Index Fund
(a)
1,049,332 29,539
LargeCap Value Fund III
(a)
1,617,807 33,586
Overseas Fund
(a)
2,614,984 29,157
Principal Capital Appreciation Fund
(a)
1,349,241 113,188
Short-Term Income Fund
(a)
4,242,636 50,827
$ 725,031
TOTAL INVESTMENT COMPANIES $ 1,859,485
Total Investments $ 1,859,485
Other Assets and Liabilities -  (0.03)% (642)
TOTAL NET ASSETS - 100.00% $ 1,858,843
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
SAM Conservative Balanced Portfolio
October 31, 2024
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 99,516 $ 2,734 $ 61,632 $ 74,185
Bond Market Index Fund 214,080 19,683 85,636 160,210
Core Fixed Income Fund 394,896 120,892 20,496 524,588
Diversified International Fund 40,632 2,019 5,242 45,382
Diversified Real Asset Fund 44,915 1,589 5,478 46,769
Equity Income Fund 98,544 6,396 17,897 116,226
Finisterre Emerging Markets Total Return Bond Fund 37,388 44,241 3,993 80,298
Global Emerging Markets Fund — 23,288 — 22,894
Government & High Quality Bond Fund 38,895 4,066 3,220 42,728
High Yield Fund 67,802 8,308 27,628 54,125
Inflation Protection Fund 60,562 10,242 4,373 69,272
International Equity Index Fund 8,030 880 1,698 8,614
International Small Company Fund 9,935 732 1,660 10,746
LargeCap Growth Fund I 20,782 1,843 6,082 22,649
LargeCap S&P 500 Index Fund 25,776 1,861 6,063 29,539
LargeCap Value Fund III 19,862 10,645 2,941 33,586
MidCap Fund 16,174 33,614 20,441 32,407
Origin Emerging Markets Fund 21,820 839 26,912 —
Overseas Fund 16,289 12,487 2,198 29,157
Principal Capital Appreciation Fund 94,956 4,644 20,731 113,188
Principal Government Money Market Fund - Class R-6 4.75% 8,997 6,321 4,576 10,742
Principal U.S. Mega-Cap ETF 114,370 13,145 26,696 143,917
Principal U.S. Small-Cap ETF 24,853 1,981 5,829 29,629
Real Estate Securities Fund 11,620 5,010 7,435 13,309
Short-Term Income Fund 44,004 8,761 3,498 50,827
Small-MidCap Dividend Income Fund 19,984 9,093 2,288 32,507
Spectrum Preferred and Capital Securities Income Fund 64,422 6,209 16,057 61,991
$ 1,619,104 $ 361,523 $ 390,700 $ 1,859,485
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 32 $ 33,101 $ — $ 466
Bond Market Index Fund 8,307 (4,262) — 16,345
Core Fixed Income Fund 16,977 (3,376) — 32,672
Diversified International Fund 1,183 503 — 7,470
Diversified Real Asset Fund 1,234 (616) — 6,359
Equity Income Fund 2,212 1,644 785 27,539
Finisterre Emerging Markets Total Return Bond Fund 3,100 (727) — 3,389
Global Emerging Markets Fund — — — (394)
Government & High Quality Bond Fund 1,289 (175) — 3,162
High Yield Fund 4,720 (657) — 6,300
Inflation Protection Fund 2,257 (561) — 3,402
International Equity Index Fund 262 63 75 1,339
International Small Company Fund 223 50 — 1,689
LargeCap Growth Fund I 21 924 1,324 5,182
LargeCap S&P 500 Index Fund 398 844 764 7,121
LargeCap Value Fund III 399 97 306 5,923
MidCap Fund 21 4,071 460 (1,011)
Origin Emerging Markets Fund 834 470 — 3,783
Overseas Fund 782 57 329 2,522
Principal Capital Appreciation Fund 1,022 2,017 — 32,302
Principal Government Money Market Fund - Class R-6 4.75% 591 — — —
Principal U.S. Mega-Cap ETF 1,832 4,306 — 38,792
Principal U.S. Small-Cap ETF 287 1,113 — 7,511
Real Estate Securities Fund 425 859 — 3,255
Short-Term Income Fund 1,688 (3) — 1,563
Small-MidCap Dividend Income Fund 462 69 147 5,649
Spectrum Preferred and Capital Securities Income Fund 3,766 (1,588) — 9,005
$ 54,324 $ 38,223 $ 4,190 $ 231,335
Amounts in thousands.

Schedule of Investments
SAM Conservative Growth Portfolio
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .05 % Shares Held Value (000's)
Money Market Funds - 0 .62%
Principal Government Money Market Fund - Class
R-6 4.75%
(a),(b)
19,880,818 $ 19,881
Principal Exchange-Traded Funds - 16 .47%
Principal U.S. Mega-Cap ETF
(a)
7,236,445 410,885
Principal U.S. Small-Cap ETF
(a)
2,338,800 118,718
$ 529,603
Principal Funds, Inc. Class R-6 - 41 .30%
Blue Chip Fund
(a)
5,081,684 233,808
Core Fixed Income Fund
(a)
29,554,042 252,687
Diversified International Fund
(a)
9,261,731 131,053
Diversified Real Asset Fund
(a)
9,436,288 108,895
Global Emerging Markets Fund
(a)
3,229,865 85,979
High Yield Fund
(a)
4,834,709 32,683
International Equity Index Fund
(a)
2,418,678 28,686
International Small Company Fund
(a)
4,352,577 45,484
LargeCap Growth Fund I
(a)
6,771,390 140,913
MidCap Fund
(a)
3,180,118 144,886
Real Estate Securities Fund
(a)
1,311,296 39,260
Small-MidCap Dividend Income Fund
(a)
2,343,572 45,348
Spectrum Preferred and Capital Securities Income
Fund
(a)
4,132,301 38,224
$ 1,327,906
Principal Funds, Inc. Institutional Class - 41 .66%
Bond Market Index Fund
(a)
9,722,985 84,104
Equity Income Fund
(a)
8,099,562 349,172
Finisterre Emerging Markets Total Return Bond
Fund
(a)
3,654,342 32,633
Government & High Quality Bond Fund
(a)
1,738,951 15,494
Inflation Protection Fund
(a)
2,320,837 18,288
LargeCap S&P 500 Index Fund
(a)
2,776,727 78,165
LargeCap Value Fund III
(a)
11,439,900 237,492
Overseas Fund
(a)
11,179,802 124,655
Principal Capital Appreciation Fund
(a)
4,763,990 399,651
$ 1,339,654
TOTAL INVESTMENT COMPANIES $ 3,217,044
Total Investments $ 3,217,044
Other Assets and Liabilities -  (0.05)% (1,470)
TOTAL NET ASSETS - 100.00% $ 3,215,574
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
SAM Conservative Growth Portfolio
October 31, 2024
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 338,572 $ 1,230 $ 223,487 $ 233,808
Bond Market Index Fund 84,366 26,338 31,422 84,104
Core Fixed Income Fund 165,698 83,668 8,892 252,687
Diversified International Fund 154,420 9,637 60,850 131,053
Diversified Real Asset Fund 96,542 9,538 10,105 108,895
Equity Income Fund 281,364 14,884 30,964 349,172
Finisterre Emerging Markets Total Return Bond Fund 21,926 12,437 3,412 32,633
Global Emerging Markets Fund — 87,619 136 85,979
Government & High Quality Bond Fund 17,144 695 3,622 15,494
High Yield Fund 42,232 3,156 16,155 32,683
Inflation Protection Fund 18,233 1,315 2,033 18,288
International Equity Index Fund 27,041 1,332 4,396 28,686
International Small Company Fund 37,098 5,434 3,755 45,484
LargeCap Growth Fund I 119,125 8,076 22,774 140,913
LargeCap S&P 500 Index Fund 70,220 3,579 16,900 78,165
LargeCap Value Fund III 138,293 73,014 14,468 237,492
MidCap Fund 58,696 103,134 32,681 144,886
Origin Emerging Markets Fund 79,771 3,601 97,885 —
Overseas Fund 65,961 55,997 8,005 124,655
Principal Capital Appreciation Fund 331,307 5,099 57,275 399,651
Principal Government Money Market Fund - Class R-6 4.75% 27,558 14,802 22,479 19,881
Principal U.S. Mega-Cap ETF 325,269 12,446 44,804 410,885
Principal U.S. Small-Cap ETF 67,064 25,459 — 118,718
Real Estate Securities Fund 38,673 1,531 11,593 39,260
Small-MidCap Dividend Income Fund 61,361 9,236 39,866 45,348
Spectrum Preferred and Capital Securities Income Fund 36,210 2,404 4,431 38,224
$ 2,704,144 $ 575,661 $ 772,390 $ 3,217,044
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 115 $ 147,249 $ — $ (29,756)
Bond Market Index Fund 2,782 (1,241) — 6,063
Core Fixed Income Fund 7,658 (1,537) — 13,750
Diversified International Fund 4,479 8,450 — 19,396
Diversified Real Asset Fund 2,822 (1,015) — 13,935
Equity Income Fund 6,419 6,340 2,239 77,548
Finisterre Emerging Markets Total Return Bond Fund 1,679 (620) — 2,302
Global Emerging Markets Fund — 1 — (1,505)
Government & High Quality Bond Fund 513 (266) — 1,543
High Yield Fund 2,822 (619) — 4,069
Inflation Protection Fund 675 (220) — 993
International Equity Index Fund 882 227 252 4,482
International Small Company Fund 831 3 — 6,704
LargeCap Growth Fund I 120 (2,784) 7,584 39,270
LargeCap S&P 500 Index Fund 1,075 2,467 2,062 18,799
LargeCap Value Fund III 2,766 (166) 2,117 40,819
MidCap Fund 64 5,707 1,371 10,030
Origin Emerging Markets Fund 3,433 12,327 — 2,186
Overseas Fund 3,132 (155) 1,319 10,857
Principal Capital Appreciation Fund 3,539 6,764 — 113,756
Principal Government Money Market Fund - Class R-6 4.75% 1,485 — — —
Principal U.S. Mega-Cap ETF 5,027 7,424 — 110,550
Principal U.S. Small-Cap ETF 969 — — 26,195
Real Estate Securities Fund 1,109 870 — 9,779
Small-MidCap Dividend Income Fund 915 4,117 404 10,500
Spectrum Preferred and Capital Securities Income Fund 2,066 (545) — 4,586
$ 57,377 $ 192,778 $ 17,348 $ 516,851
Amounts in thousands.

Schedule of Investments
SAM Flexible Income Portfolio
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .04 % Shares Held Value (000's)
Money Market Funds - 0 .73%
Principal Government Money Market Fund - Class
R-6 4.75%
(a),(b)
17,105,107 $ 17,105
Principal Exchange-Traded Funds - 9 .09%
Principal Active High Yield ETF
(a)
2,073,084 40,363
Principal U.S. Mega-Cap ETF
(a)
2,800,095 158,989
Principal U.S. Small-Cap ETF
(a)
285,000 14,467
$ 213,819
Principal Funds, Inc. Class R-6 - 47 .21%
Core Fixed Income Fund
(a)
95,974,968 820,586
Diversified International Fund
(a)
4,150,850 58,735
Diversified Real Asset Fund
(a)
2,383,590 27,507
High Yield Fund
(a)
4,081,397 27,590
LargeCap Growth Fund I
(a)
1,086,985 22,620
MidCap Fund
(a)
513,779 23,408
Real Estate Securities Fund
(a)
396,651 11,876
Small-MidCap Dividend Income Fund
(a)
2,123,227 41,084
Spectrum Preferred and Capital Securities Income
Fund
(a)
8,344,812 77,189
$ 1,110,595
Principal Funds, Inc. Institutional Class - 43 .01%
Bond Market Index Fund
(a)
32,765,413 283,421
Equity Income Fund
(a)
1,793,490 77,317
Finisterre Emerging Markets Total Return Bond
Fund
(a)
14,703,881 131,306
Government & High Quality Bond Fund
(a)
11,274,592 100,457
Inflation Protection Fund
(a)
17,922,715 141,231
LargeCap S&P 500 Index Fund
(a)
898,549 25,294
LargeCap Value Fund III
(a)
2,544,130 52,816
Overseas Fund
(a)
1,465,038 16,335
Principal Capital Appreciation Fund
(a)
1,179,245 98,927
Short-Term Income Fund
(a)
7,052,755 84,492
$ 1,011,596
TOTAL INVESTMENT COMPANIES $ 2,353,115
Total Investments $ 2,353,115
Other Assets and Liabilities -  (0.04)% (979)
TOTAL NET ASSETS - 100.00% $ 2,352,136
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
SAM Flexible Income Portfolio
October 31, 2024
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 44,242 $ 152 $ 58,612 $ —
Bond Market Index Fund 419,060 52,505 208,258 283,421
Core Fixed Income Fund 665,352 152,533 45,621 820,586
Diversified International Fund 56,574 2,211 10,982 58,735
Diversified Real Asset Fund 34,353 845 11,821 27,507
Equity Income Fund 70,802 2,795 16,485 77,317
Finisterre Emerging Markets Total Return Bond Fund 49,939 88,580 12,485 131,306
Global Real Estate Securities Fund 10,799 449 14,231 —
Government & High Quality Bond Fund 97,878 6,369 11,249 100,457
High Yield Fund 77,640 6,280 62,505 27,590
Inflation Protection Fund 118,785 25,390 8,652 141,231
LargeCap Growth Fund I 22,249 1,570 7,669 22,620
LargeCap S&P 500 Index Fund 22,852 1,294 5,801 25,294
LargeCap Value Fund III 21,879 29,631 6,121 52,816
MidCap Fund — 23,894 — 23,408
Origin Emerging Markets Fund 10,720 267 12,477 —
Overseas Fund — 17,939 2,773 16,335
Principal Active High Yield ETF 37,087 — — 40,363
Principal Capital Appreciation Fund 93,061 1,703 28,041 98,927
Principal Government Money Market Fund - Class R-6 4.75% 15,209 14,518 12,622 17,105
Principal U.S. Mega-Cap ETF 133,835 17,540 42,369 158,989
Principal U.S. Small-Cap ETF — 13,566 — 14,467
Real Estate Securities Fund 10,646 521 2,086 11,876
Short-Term Income Fund 83,052 8,217 9,685 84,492
Small-MidCap Dividend Income Fund 68,386 5,855 49,643 41,084
Spectrum Preferred and Capital Securities Income Fund 92,937 5,763 31,887 77,189
$ 2,257,337 $ 480,387 $ 672,075 $ 2,353,115
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 16 $ 26,503 $ — $ (12,285)
Bond Market Index Fund 15,970 (11,683) — 31,797
Core Fixed Income Fund 27,251 (7,946) — 56,268
Diversified International Fund 1,625 714 — 10,218
Diversified Real Asset Fund 845 861 — 3,269
Equity Income Fund 1,507 5,667 557 14,538
Finisterre Emerging Markets Total Return Bond Fund 7,394 (2,260) — 7,532
Global Real Estate Securities Fund 334 3,979 — (996)
Government & High Quality Bond Fund 3,141 (1,568) — 9,027
High Yield Fund 4,755 1,747 — 4,428
Inflation Protection Fund 4,571 (1,051) — 6,759
LargeCap Growth Fund I 22 1,389 1,407 5,081
LargeCap S&P 500 Index Fund 349 869 670 6,080
LargeCap Value Fund III 433 137 331 7,290
MidCap Fund — — — (486)
Origin Emerging Markets Fund 267 (1,687) — 3,177
Overseas Fund — 143 — 1,026
Principal Active High Yield ETF 2,744 — — 3,276
Principal Capital Appreciation Fund 986 3,208 — 28,996
Principal Government Money Market Fund - Class R-6 4.75% 892 — — —
Principal U.S. Mega-Cap ETF 2,102 6,785 — 43,198
Principal U.S. Small-Cap ETF 86 — — 901
Real Estate Securities Fund 305 (5) — 2,800
Short-Term Income Fund 3,070 (59) — 2,967
Small-MidCap Dividend Income Fund 1,015 5,834 495 10,652
Spectrum Preferred and Capital Securities Income Fund 5,138 (3,383) — 13,759
$ 84,818 $ 28,194 $ 3,460 $ 259,272
Amounts in thousands.

Schedule of Investments
SAM Strategic Growth Portfolio
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .05 % Shares Held Value (000's)
Money Market Funds - 0 .73%
Principal Government Money Market Fund - Class
R-6 4.75%
(a),(b)
16,447,615 $ 16,448
Principal Exchange-Traded Funds - 18 .05%
Principal U.S. Mega-Cap ETF
(a)
5,509,800 312,846
Principal U.S. Small-Cap ETF
(a)
1,899,500 96,419
$ 409,265
Principal Funds, Inc. Class R-6 - 36 .92%
Blue Chip Fund
(a)
4,134,965 190,250
Diversified International Fund
(a)
9,111,423 128,926
Diversified Real Asset Fund
(a)
6,992,484 80,693
Global Emerging Markets Fund
(a)
2,958,254 78,749
International Equity Index Fund
(a)
2,217,615 26,301
International Small Company Fund
(a)
5,032,990 52,595
LargeCap Growth Fund I
(a)
5,530,102 115,081
MidCap Fund
(a)
2,571,249 117,146
Real Estate Securities Fund
(a)
618,000 18,503
Small-MidCap Dividend Income Fund
(a)
1,485,991 28,754
$ 836,998
Principal Funds, Inc. Institutional Class - 44 .35%
Equity Income Fund
(a)
6,598,818 284,475
LargeCap S&P 500 Index Fund
(a)
2,337,567 65,802
LargeCap Value Fund III
(a)
10,104,025 209,760
Overseas Fund
(a)
10,022,395 111,750
Principal Capital Appreciation Fund
(a)
3,977,533 333,675
$ 1,005,462
TOTAL INVESTMENT COMPANIES $ 2,268,173
Total Investments $ 2,268,173
Other Assets and Liabilities -  (0.05)% (1,089)
TOTAL NET ASSETS - 100.00% $ 2,267,084
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
SAM Strategic Growth Portfolio
October 31, 2024
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 275,380 $ 1,280 $ 181,102 $ 190,250
Diversified International Fund 97,327 24,310 11,427 128,926
Diversified Real Asset Fund 68,640 7,710 4,969 80,693
Equity Income Fund 217,822 21,222 20,755 284,475
Global Emerging Markets Fund — 80,167 — 78,749
International Equity Index Fund 24,214 2,029 4,176 26,301
International Small Company Fund 42,344 7,501 4,934 52,595
LargeCap Growth Fund I 94,961 6,973 16,321 115,081
LargeCap S&P 500 Index Fund 57,218 4,487 13,693 65,802
LargeCap Value Fund III 110,559 78,998 14,173 209,760
MidCap Fund 35,790 88,143 16,814 117,146
Origin Emerging Markets Fund 74,688 4,320 92,781 —
Overseas Fund 90,201 20,294 9,610 111,750
Principal Capital Appreciation Fund 274,822 4,654 46,668 333,675
Principal Government Money Market Fund - Class R-6 4.75% 10,199 21,152 14,903 16,448
Principal U.S. Mega-Cap ETF 251,831 — 28,338 312,846
Principal U.S. Small-Cap ETF 47,483 28,517 — 96,419
Real Estate Securities Fund 8,903 8,265 2,082 18,503
Small-MidCap Dividend Income Fund 70,777 2,727 58,777 28,754
$ 1,853,159 $ 412,749 $ 541,523 $ 2,268,173
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 92 $ 89,061 $ — $ 5,631
Diversified International Fund 2,833 1,612 — 17,104
Diversified Real Asset Fund 2,054 (588) — 9,900
Equity Income Fund 5,097 579 1,742 65,607
Global Emerging Markets Fund — — — (1,418)
International Equity Index Fund 789 168 225 4,066
International Small Company Fund 953 (934) — 8,618
LargeCap Growth Fund I 96 2,020 6,047 27,448
LargeCap S&P 500 Index Fund 877 1,922 1,685 15,868
LargeCap Value Fund III 2,212 326 1,694 34,050
MidCap Fund 47 3,379 1,010 6,648
Origin Emerging Markets Fund 3,215 15,468 — (1,695)
Overseas Fund 4,459 (346) 1,878 11,211
Principal Capital Appreciation Fund 2,946 4,883 — 95,984
Principal Government Money Market Fund - Class R-6 4.75% 966 — — —
Principal U.S. Mega-Cap ETF 3,815 4,892 — 84,461
Principal U.S. Small-Cap ETF 787 — — 20,419
Real Estate Securities Fund 453 53 — 3,364
Small-MidCap Dividend Income Fund 695 4,364 340 9,663
$ 32,386 $ 126,859 $ 14,621 $ 416,929
Amounts in thousands.

Schedule of Investments
Short-Term Income Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 5 .18 % Shares Held Value (000's)
Money Market Funds - 5 .18%
BlackRock Liquidity FedFund - Institutional Class
4.75%
(a),(b)
362,252 $ 362
Principal Government Money Market Fund - Class
R-6 4.75%
(a),(c)
171,922,767 171,923
$ 172,285
TOTAL INVESTMENT COMPANIES $ 172,285
BONDS - 83 .20%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1 .21%
BAE Systems PLC
5.13%, 03/26/2029
(d)
$ 8,600 $ 8,680
Lockheed Martin Corp
4.50%, 02/15/2029 13,350 13,297
Northrop Grumman Corp
4.60%, 02/01/2029 10,000 9,955
RTX Corp
5.75%, 11/08/2026 8,075 8,247
$ 40,179
Agriculture - 0 .61%
Bunge Ltd Finance Corp
1.63%, 08/17/2025 4,200 4,096
4.10%, 01/07/2028 5,500 5,395
4.20%, 09/17/2029 11,000 10,712
$ 20,203
Airlines - 0 .66%
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 02/15/2029
(d)
8,924 8,842
AS Mileage Plan IP Ltd
5.02%, 10/20/2029
(d)
10,600 10,296
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(d)
2,892 2,877
$ 22,015
Automobile Asset Backed Securities - 6 .26%
AmeriCredit Automobile Receivables Trust 2024-1
5.75%, 02/18/2028 5,000 5,020
BMW Vehicle Owner Trust 2023-A
5.72%, 04/27/2026 2,699 2,704
BMW Vehicle Owner Trust 2024-A
5.42%, 02/25/2027 4,800 4,821
Chase Auto Owner Trust 2024-5
4.40%, 11/26/2027
(d)
10,000 9,971
CPS Auto Receivables Trust 2023-C
6.13%, 09/15/2026
(d)
2,157 2,161
CPS Auto Receivables Trust 2024-A
5.71%, 09/15/2027
(d)
3,839 3,854
CPS Auto Receivables Trust 2024-B
5.78%, 01/18/2028
(d)
8,772 8,821
CPS Auto Receivables Trust 2024-C
5.88%, 02/15/2028
(d)
8,013 8,073
CPS Auto Receivables Trust 2024-D
4.91%, 06/15/2028
(d)
11,116 11,120
Ford Credit Auto Owner Trust 2020-REV2
1.06%, 04/15/2033
(d)
11,000 10,628
GM Financial Consumer Automobile Receivables
Trust 2023-1
5.19%, 03/16/2026 616 616
GM Financial Consumer Automobile Receivables
Trust 2023-3
5.74%, 09/16/2026 2,825 2,831
GM Financial Consumer Automobile Receivables
Trust 2023-4
5.89%, 11/16/2026 4,540 4,557
GM Financial Consumer Automobile Receivables
Trust 2024-3
5.35%, 06/16/2027 12,750 12,804
GM Financial Consumer Automobile Receivables
Trust 2024-4
4.53%, 10/18/2027 9,000 8,992
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Honda Auto Receivables 2023-2 Owner Trust
5.41%, 04/15/2026 $ 3,697 $ 3,702
Nissan Auto Receivables 2023-A Owner Trust
5.34%, 02/17/2026 1,836 1,837
Nissan Auto Receivables 2024-B Owner Trust
4.51%, 06/15/2027 12,000 11,987
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027
(d)
8,273 8,214
OneMain Direct Auto Receivables Trust 2021-1
0.87%, 07/14/2028
(d)
9,986 9,801
OneMain Direct Auto Receivables Trust 2022-1
4.65%, 03/14/2029
(d)
7,508 7,491
Santander Drive Auto Receivables Trust 2024-5
4.88%, 09/15/2027 6,400 6,398
Toyota Auto Loan Extended Note Trust 2020-1
1.35%, 05/25/2033
(d)
6,100 5,983
Toyota Auto Loan Extended Note Trust 2023-1
4.93%, 06/25/2036
(d)
7,600 7,673
Toyota Auto Receivables 2023-A Owner Trust
5.05%, 01/15/2026 820 820
Toyota Auto Receivables 2024-D Owner Trust
4.55%, 08/16/2027 5,750 5,746
Westlake Automobile Receivables Trust 2024-1
5.62%, 03/15/2027
(d)
9,453 9,473
Westlake Automobile Receivables Trust 2024-2
5.75%, 08/16/2027
(d)
7,325 7,375
Westlake Automobile Receivables Trust 2024-3
4.82%, 09/15/2027
(d)
8,500 8,495
World Omni Auto Receivables Trust 2023-A
5.44%, 07/15/2026 1,132 1,132
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.43%
World Omni Select Auto Trust 2023-A
5.92%, 03/15/2027 3,257 3,264
World Omni Select Auto Trust 2024-A
5.37%, 02/15/2028 12,000 12,049
$ 208,413
Banks - 14 .01%
Bank of America Corp
1.20%, 10/24/2026
(e)
9,600 9,261
Secured Overnight Financing Rate + 1.01%
1.32%, 06/19/2026
(e)
19,400 18,947
Secured Overnight Financing Rate + 1.15%
Bank of Ireland Group PLC
5.60%, 03/20/2030
(d),(e),(f)
14,100 14,348
Secured Overnight Financing Rate + 1.62%
Bank of Montreal
0.95%, 01/22/2027
(e)
14,700 14,015
Secured Overnight Financing Rate + 0.60%
Bank of Nova Scotia/The
1.30%, 09/15/2026 5,300 4,987
4.40%, 09/08/2028
(e)
9,400 9,301
Secured Overnight Financing Rate + 1.00%
Barclays PLC
2.28%, 11/24/2027
(e)
7,308 6,930
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
5.30%, 08/09/2026
(e)
7,250 7,253
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
BNP Paribas SA
5.13%, 01/13/2029
(d),(e)
8,400 8,439
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.45%
Canadian Imperial Bank of Commerce
5.93%, 10/02/2026 6,900 7,060
5.99%, 10/03/2028 3,440 3,592

Schedule of Investments
Short-Term Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc
1.12%, 01/28/2027
(e)
$ 19,600 $ 18,713
Secured Overnight Financing Rate + 0.77%
4.54%, 09/19/2030
(e)
9,500 9,304
Secured Overnight Financing Rate + 1.34%
5.17%, 02/13/2030
(e)
8,000 8,054
Secured Overnight Financing Rate + 1.36%
Deutsche Bank AG/New York NY
5.41%, 05/10/2029 6,100 6,191
6.82%, 11/20/2029
(e)
7,100 7,484
Secured Overnight Financing Rate + 2.51%
Fifth Third Bancorp
4.89%, 09/06/2030
(e)
3,400 3,361
Secured Overnight Financing Rate + 1.49%
Goldman Sachs Group Inc/The
2.64%, 02/24/2028
(e)
8,600 8,194
Secured Overnight Financing Rate + 1.11%
4.48%, 08/23/2028
(e)
10,500 10,420
Secured Overnight Financing Rate + 1.73%
5.65%, 12/09/2026 14,700 14,724
Secured Overnight Financing Rate + 0.79%
5.73%, 04/25/2030
(e)
8,235 8,467
Secured Overnight Financing Rate + 1.27%
HSBC Holdings PLC
2.63%, 11/07/2025
(e)
9,300 9,296
CME Term Secured Overnight Financing
Rate 3 Month + 1.40%
JPMorgan Chase & Co
1.04%, 02/04/2027
(e)
15,800 15,065
CME Term Secured Overnight Financing
Rate 3 Month + 0.70%
1.05%, 11/19/2026
(e)
19,600 18,825
Secured Overnight Financing Rate + 0.80%
4.45%, 12/05/2029
(e)
6,650 6,543
CME Term Secured Overnight Financing
Rate 3 Month + 1.59%
4.51%, 10/22/2028
(e)
8,400 8,341
Secured Overnight Financing Rate + 0.86%
5.57%, 04/22/2028
(e)
6,200 6,311
Secured Overnight Financing Rate + 0.93%
5.58%, 04/22/2030
(e)
6,200 6,360
Secured Overnight Financing Rate + 1.16%
KeyBank NA/Cleveland OH
5.85%, 11/15/2027 15,900 16,287
Morgan Stanley
1.59%, 05/04/2027
(e)
10,750 10,249
Secured Overnight Financing Rate + 0.88%
2.48%, 01/21/2028
(e)
6,000 5,712
Secured Overnight Financing Rate + 1.00%
4.65%, 10/18/2030
(e)
10,000 9,862
Secured Overnight Financing Rate + 1.10%
5.05%, 01/28/2027
(e)
10,000 10,029
Secured Overnight Financing Rate + 1.30%
5.17%, 01/16/2030
(e)
9,350 9,431
Secured Overnight Financing Rate + 1.45%
5.65%, 04/13/2028
(e)
2,575 2,626
Secured Overnight Financing Rate + 1.01%
5.66%, 04/18/2030
(e)
6,200 6,365
Secured Overnight Financing Rate + 1.26%
NatWest Group PLC
4.96%, 08/15/2030
(e)
9,500 9,435
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.22%
6.37%, 11/15/2028 9,500 9,575
Secured Overnight Financing Rate + 1.30%
Royal Bank of Canada
0.88%, 01/20/2026 14,700 14,066
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Societe Generale SA
2.63%, 01/22/2025
(d)
$ 9,700 $ 9,643
Toronto-Dominion Bank/The
0.75%, 01/06/2026 14,700 14,025
Truist Financial Corp
1.27%, 03/02/2027
(e)
5,230 4,986
Secured Overnight Financing Rate + 0.61%
7.16%, 10/30/2029
(e)
10,000 10,720
Secured Overnight Financing Rate + 2.45%
UBS Group AG
3.87%, 01/12/2029
(d),(e)
15,000 14,507
3 Month USD LIBOR + 1.41%
US Bancorp
5.10%, 07/23/2030
(e)
4,800 4,822
Secured Overnight Financing Rate + 1.25%
5.38%, 01/23/2030
(e)
3,675 3,734
Secured Overnight Financing Rate + 1.56%
Wells Fargo & Co
2.16%, 02/11/2026
(e)
9,800 9,717
CME Term Secured Overnight Financing
Rate 3 Month + 1.01%
2.19%, 04/30/2026
(e)
14,600 14,389
Secured Overnight Financing Rate + 2.00%
5.71%, 04/22/2028
(e)
6,200 6,320
Secured Overnight Financing Rate + 1.07%
$ 466,286
Beverages - 0 .06%
Constellation Brands Inc
4.80%, 01/15/2029 2,000 1,999
Biotechnology - 0 .28%
Amgen Inc
5.15%, 03/02/2028 9,100 9,224
Chemicals - 0 .53%
Nutrien Ltd
5.90%, 11/07/2024 10,000 10,001
Westlake Corp
3.60%, 08/15/2026 7,900 7,733
$ 17,734
Commercial Mortgage Backed Securities - 8 .25%
Arbor Multifamily Mortgage Securities Trust
2022-MF4
3.27%, 02/15/2055
(d),(g)
6,027 5,835
BFLD Commercial Mortgage Trust 2024-UNIV
0.00%, 11/15/2029
(d),(h),(i)
8,900 8,878
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.49%
BX 2024-PALM
6.34%, 06/15/2037
(d)
11,700 11,700
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.54%
BX Commercial Mortgage Trust 2021-ACNT
5.77%, 11/15/2038
(d)
9,584 9,545
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.96%
BX Commercial Mortgage Trust 2021-SOAR
5.59%, 06/15/2038
(d)
10,696 10,649
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.78%
BX Commercial Mortgage Trust 2021-VOLT
5.62%, 09/15/2036
(d)
15,000 14,916
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
BX Commercial Mortgage Trust 2021-XL2
5.61%, 10/15/2038
(d)
12,818 12,746
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.80%

Schedule of Investments
Short-Term Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
BX Commercial Mortgage Trust 2024-AIRC
6.50%, 08/15/2039
(d)
$ 17,000 $ 17,027
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.69%
BX Trust 2021-BXMF
5.55%, 10/15/2026
(d)
9,696 9,627
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.75%
BX Trust 2021-LGCY
5.42%, 10/15/2036
(d)
10,700 10,590
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.62%
ELP Commercial Mortgage Trust 2021-ELP
5.62%, 11/15/2038
(d)
14,983 14,875
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.82%
GS Mortgage Securities Corp Trust 2023-SHIP
4.32%, 09/10/2038
(d),(g)
2,350 2,314
JP Morgan Chase Commercial Mortgage Securities
Trust 2021-MHC
5.97%, 04/15/2038
(d)
12,473 12,457
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.16%
LBA Trust 2024-7IND
6.25%, 10/15/2041
(d)
9,200 9,191
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.44%
LBA Trust 2024-BOLT
6.40%, 06/15/2026
(d)
12,750 12,754
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.59%
Life 2021-BMR Mortgage Trust
5.62%, 03/15/2038
(d)
13,261 13,062
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
Life 2022-BMR Mortgage Trust
6.10%, 05/15/2039
(d)
18,400 17,882
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.30%
MED Commercial Mortgage Trust 2024-MOB
6.40%, 05/15/2041
(d)
15,000 14,953
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.59%
MHC Commercial Mortgage Trust 2021-MHC
5.72%, 04/15/2038
(d)
11,048 11,016
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.92%
MHP 2021-STOR
5.62%, 07/15/2038
(d)
8,800 8,748
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
MHP 2022-MHIL
5.62%, 01/15/2027
(d)
13,446 13,345
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
OPG Trust 2021-PORT
5.40%, 10/15/2036
(d)
10,192 10,103
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.60%
SREIT Trust 2021-MFP
5.65%, 11/15/2038
(d)
12,535 12,482
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.85%
WB Commercial Mortgage Trust 2024-HQ
5.94%, 03/15/2040
(d),(g)
10,000 10,015
$ 274,710
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers - 1 .16%
Apple Inc
1.13%, 05/11/2025 $ 15,000 $ 14,737
Hewlett Packard Enterprise Co
4.40%, 09/25/2027 14,500 14,387
4.55%, 10/15/2029 9,500 9,320
$ 38,444
Diversified Financial Services - 0 .28%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
6.45%, 04/15/2027 9,127 9,449
Electric - 6 .53%
AES Corp/The
1.38%, 01/15/2026 14,600 13,982
Alliant Energy Finance LLC
1.40%, 03/15/2026
(d)
4,600 4,358
5.95%, 03/30/2029
(d)
8,800 9,107
Consumers Energy Co
4.90%, 02/15/2029 8,200 8,285
DTE Energy Co
1.05%, 06/01/2025 4,400 4,306
3.40%, 06/15/2029 2,000 1,874
5.10%, 03/01/2029 5,000 5,039
Duke Energy Corp
0.90%, 09/15/2025 9,750 9,426
Exelon Corp
5.15%, 03/15/2029 6,330 6,417
Fortis Inc/Canada
3.06%, 10/04/2026 14,594 14,137
NextEra Energy Capital Holdings Inc
4.90%, 02/28/2028 3,458 3,474
4.90%, 03/15/2029 10,000 10,044
5.75%, 09/01/2025 17,200 17,323
6.05%, 03/01/2025 3,700 3,712
OGE Energy Corp
5.45%, 05/15/2029 10,000 10,203
PacifiCorp
5.10%, 02/15/2029 9,050 9,160
Public Service Enterprise Group Inc
0.80%, 08/15/2025 14,600 14,140
5.20%, 04/01/2029 10,000 10,149
5.88%, 10/15/2028 8,000 8,301
Southern Co/The
5.50%, 03/15/2029 10,300 10,593
Southwestern Electric Power Co
1.65%, 03/15/2026 11,600 11,123
Tampa Electric Co
4.90%, 03/01/2029 2,340 2,339
Tucson Electric Power Co
3.05%, 03/15/2025 4,400 4,366
Vistra Operations Co LLC
3.70%, 01/30/2027
(d)
19,500 18,949
Xcel Energy Inc
1.75%, 03/15/2027 7,000 6,538
$ 217,345
Food - 0 .23%
JBS USA Holding Lux Sarl/ JBS USA Food Co/
JBS Lux Co Sarl
5.13%, 02/01/2028 7,800 7,777
Forest Products & Paper - 0 .29%
Georgia-Pacific LLC
1.75%, 09/30/2025
(d)
10,000 9,750
Gas - 0 .51%
NiSource Inc
0.95%, 08/15/2025 14,600 14,151
5.25%, 03/30/2028 2,700 2,739
$ 16,890

Schedule of Investments
Short-Term Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products - 0 .30%
Solventum Corp
5.40%, 03/01/2029
(d)
$ 10,000 $ 10,127
Healthcare - Services - 1 .28%
Centene Corp
4.25%, 12/15/2027 16,750 16,202
Cigna Group/The
1.25%, 03/15/2026 3,534 3,372
HCA Inc
5.25%, 06/15/2026 20,000 20,073
5.88%, 02/01/2029 3,000 3,089
$ 42,736
Home Equity Asset Backed Securities - 1 .02%
JP Morgan Mortgage Trust 2023-HE1
6.64%, 11/25/2053
(d)
1,947 1,962
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.75%
JP Morgan Mortgage Trust 2023-HE2
6.59%, 03/20/2054
(d)
9,065 9,127
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.70%
JP Morgan Mortgage Trust 2023-HE3
6.47%, 05/25/2054
(d)
6,803 6,845
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.60%
JP Morgan Mortgage Trust Series 2024-HE3
6.41%, 02/25/2055
(d)
15,952 15,961
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.20%
$ 33,895
Insurance - 2 .61%
Aon North America Inc
5.15%, 03/01/2029 14,000 14,154
Athene Global Funding
1.72%, 01/07/2025
(d)
9,600 9,540
Guardian Life Global Funding
0.88%, 12/10/2025
(d)
8,647 8,296
1.10%, 06/23/2025
(d)
17,525 17,139
Markel Group Inc
3.50%, 11/01/2027 4,719 4,541
New York Life Global Funding
2.00%, 01/22/2025
(d)
9,800 9,737
Northwestern Mutual Global Funding
0.80%, 01/14/2026
(d)
14,500 13,865
5.07%, 03/25/2027
(d)
9,500 9,631
$ 86,903
Internet - 0 .39%
eBay Inc
1.40%, 05/10/2026 13,530 12,875
Machinery - Diversified - 0 .18%
Ingersoll Rand Inc
5.20%, 06/15/2027 6,000 6,078
Media - 0 .53%
Charter Communications Operating LLC / Charter
Communications Operating Capital
4.91%, 07/23/2025 2,236 2,233
6.10%, 06/01/2029 15,000 15,320
$ 17,553
Mining - 0 .43%
Anglo American Capital PLC
5.38%, 04/01/2025
(d)
9,600 9,609
Glencore Funding LLC
1.63%, 09/01/2025
(d)
4,750 4,623
$ 14,232
Mortgage Backed Securities - 3 .96%
Chase Home Lending Mortgage Trust Series 2024-2
6.50%, 02/25/2055
(d),(g)
8,154 8,214
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
CHL Mortgage Pass-Through Trust 2003-46
5.76%, 01/19/2034
(g)
$ 111 $ 105
Credit Suisse First Boston Mortgage Securities Corp
5.00%, 01/25/2038 3 2
GS Mortgage-Backed Securities Corp Trust
2021-PJ3
2.50%, 08/25/2051
(d),(g)
3,248 2,853
J.P. Morgan Mortgage Trust 2023-8
6.00%, 02/25/2054
(d),(g)
8,065 8,047
JP Morgan Mortgage Trust 2004-A3
7.02%, 07/25/2034
(g)
108 99
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034 72 67
JP Morgan Mortgage Trust 2021-1
2.50%, 06/25/2051
(d),(g)
10,879 9,790
JP Morgan Mortgage Trust 2023-10
6.00%, 05/25/2054
(d),(g)
1,124 1,126
JP Morgan Mortgage Trust Series 2024-CES1
5.92%, 06/25/2054
(d),(g)
11,446 11,473
Metlife Securitization Trust 2019-1
3.75%, 04/25/2058
(d),(g)
1,116 1,091
Morgan Stanley Residential Mortgage Loan Trust
2020-1
2.50%, 12/25/2050
(d),(g)
4,324 3,860
Oceanview Mortgage Trust 2021-3
2.50%, 06/25/2051
(d),(g)
10,442 9,141
PHH Mortgage Trust Series 2008-CIM1
7.21%, 06/25/2038 435 390
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.36%
PSMC 2021-3 Trust
2.50%, 08/25/2051
(d),(g)
9,752 8,642
Sequoia Mortgage Trust 2020-4
2.50%, 11/25/2050
(d),(g)
6,390 5,836
Sequoia Mortgage Trust 2021-3
2.50%, 05/25/2051
(d),(g)
17,246 15,130
Sequoia Mortgage Trust 2021-4
2.50%, 06/25/2051
(d),(g)
17,530 15,363
Sequoia Mortgage Trust 2024-1
6.00%, 01/25/2054
(d),(g)
4,493 4,486
Sequoia Mortgage Trust 2024-2
6.00%, 03/25/2054
(d),(g)
5,067 5,060
Sequoia Mortgage Trust 2024-4
6.00%, 05/25/2054
(d),(g)
11,501 11,503
Wells Fargo Mortgage Backed Securities 2020-3
Trust
3.00%, 06/25/2050
(d),(g)
336 328
Wells Fargo Mortgage Backed Securities 2020-4
Trust
3.00%, 07/25/2050
(d),(g)
4,470 3,819
Wells Fargo Mortgage Backed Securities 2020-5
Trust
2.50%, 09/25/2050
(d),(g)
4,323 3,926
Wells Fargo Mortgage Backed Securities 2021-1
Trust
2.50%, 12/25/2050
(d),(g)
1,729 1,538
$ 131,889
Office & Business Equipment - 0 .32%
CDW LLC / CDW Finance Corp
2.67%, 12/01/2026 11,000 10,496
Oil & Gas - 1 .39%
Chevron USA Inc
0.69%, 08/12/2025 4,600 4,464
Diamondback Energy Inc
5.15%, 01/30/2030 7,500 7,545
5.20%, 04/18/2027 8,150 8,233
Exxon Mobil Corp
2.99%, 03/19/2025 9,800 9,735

Schedule of Investments
Short-Term Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Occidental Petroleum Corp
5.20%, 08/01/2029 $ 9,500 $ 9,476
Phillips 66
3.85%, 04/09/2025 6,850 6,818
$ 46,271
Oil & Gas Services - 0 .39%
Schlumberger Holdings Corp
5.00%, 05/29/2027
(d)
6,400 6,449
5.00%, 11/15/2029
(d)
6,400 6,460
$ 12,909
Other Asset Backed Securities - 12 .85%
37 Capital CLO II
5.95%, 07/15/2034
(d)
10,000 9,997
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.29%
720 East CLO V Ltd
6.86%, 07/20/2037
(d)
5,500 5,499
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.53%
AMMC CLO 15 Ltd
6.04%, 01/15/2032
(d)
9,137 9,150
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.38%
Ares LIV CLO Ltd
5.93%, 10/15/2032
(d)
4,000 3,999
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.27%
Bardot CLO Ltd
5.98%, 10/22/2032
(d)
14,250 14,266
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.35%
CCG Receivables Trust 2024-1
4.99%, 03/15/2032
(d)
4,600 4,605
5.41%, 08/14/2025
(d)
5,733 5,739
CF Hippolyta Issuer LLC
1.53%, 03/15/2061
(d)
30,064 28,161
1.69%, 07/15/2060
(d)
13,339 12,921
CNH Equipment Trust 2024-B
5.42%, 10/15/2027 6,000 6,031
Dell Equipment Finance Trust 2023-2
5.84%, 01/22/2029
(d)
2,347 2,351
Dell Equipment Finance Trust 2024-1
5.58%, 03/22/2030
(d)
7,950 7,979
Dewolf Park CLO Ltd
5.84%, 10/15/2030
(d)
8,550 8,559
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.18%
DLLAA 2023-1 LLC
5.93%, 07/20/2026
(d)
3,865 3,881
Dllad 2024-1 LLC
5.50%, 08/20/2027
(d)
6,000 6,036
DLLST 2024-1 LLC
5.33%, 01/20/2026
(d)
5,514 5,520
GreatAmerica Leasing Receivables Funding LLC
Series 2024-1
5.32%, 08/17/2026
(d)
9,400 9,427
John Deere Owner Trust 2023-B
5.59%, 06/15/2026 3,913 3,919
KKR CLO 18 Ltd
5.83%, 07/18/2030
(d)
7,987 7,990
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
KKR Lending Partners III Clo LLC
6.26%, 10/20/2030
(d)
$ 1,790 $ 1,789
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.64%
6.43%, 10/20/2030
(d)
13,600 13,584
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.81%
Kubota Credit Owner Trust 2023-1
5.40%, 02/17/2026
(d)
719 720
Kubota Credit Owner Trust 2023-2
5.61%, 07/15/2026
(d)
7,797 7,819
Lake Shore MM CLO II Ltd
6.05%, 10/17/2031
(d)
15,251 15,243
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.40%
Madison Park Funding XVIII Ltd
5.82%, 10/21/2030
(d)
12,738 12,757
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
Maranon Loan Funding 2021-3 Ltd
6.41%, 10/15/2036
(d)
6,300 6,297
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.75%
Marathon CLO XIII Ltd
5.86%, 04/15/2032
(d)
19,462 19,475
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
MMAF Equipment Finance LLC 2023-A
5.79%, 11/13/2026
(d)
6,955 6,990
MVW 2021-1W LLC
1.14%, 01/22/2041
(d)
1,921 1,820
MVW 2023-2 LLC
6.18%, 11/20/2040
(d)
7,756 7,912
MVW 2024-2 LLC
4.43%, 03/20/2042
(d)
17,000 16,681
New Mountain CLO 6 Ltd
6.04%, 10/15/2037
(d)
6,300 6,301
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.40%
Oaktree CLO 2019-4 Ltd
6.13%, 07/20/2037
(d)
19,000 19,045
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.51%
Oaktree CLO 2024-25 Ltd
6.17%, 04/20/2037
(d)
6,300 6,340
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.55%
Palmer Square Loan Funding 2022-1 Ltd
5.70%, 04/15/2030
(d)
3,637 3,639
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.05%
Parliament Funding II ltd
6.13%, 10/20/2031
(d)
3,433 3,433
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.51%
PFS Financing Corp
2.47%, 02/15/2027
(d)
11,750 11,665
4.95%, 02/15/2029
(d)
13,350 13,401
5.52%, 10/15/2028
(d)
4,500 4,566
TCI-Flatiron CLO 2016-1 Ltd
5.75%, 01/17/2032
(d)
2,930 2,932
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.10%
T-Mobile US Trust 2022-1
4.91%, 05/22/2028
(d)
7,000 7,001
Trafigura Securitisation Finance PLC
5.98%, 11/15/2027
(d)
15,000 15,104

Schedule of Investments
Short-Term Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Verizon Master Trust
4.17%, 08/20/2030 $ 5,500 $ 5,452
4.35%, 08/20/2032
(d)
5,500 5,417
4.49%, 01/22/2029 16,000 15,983
4.89%, 04/13/2028 10,000 10,004
5.16%, 06/20/2029 13,800 13,914
5.23%, 11/22/2027 12,950 12,950
Voya 2012-4 Ltd
5.92%, 10/15/2030
(d)
3,524 3,528
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.26%
$ 427,792
Packaging & Containers - 0 .58%
Graphic Packaging International LLC
1.51%, 04/15/2026
(d)
9,800 9,265
Smurfit Kappa Treasury ULC
5.20%, 01/15/2030
(d)
10,000 10,091
$ 19,356
Pharmaceuticals - 1 .61%
AbbVie Inc
2.60%, 11/21/2024 6,800 6,791
4.80%, 03/15/2029 10,000 10,080
Astrazeneca Finance LLC
4.85%, 02/26/2029 9,400 9,490
Bristol-Myers Squibb Co
4.90%, 02/22/2029 10,000 10,129
Eli Lilly & Co
4.50%, 02/09/2029 10,000 10,007
Pfizer Investment Enterprises Pte Ltd
4.65%, 05/19/2025 7,000 6,995
$ 53,492
Pipelines - 3 .12%
Columbia Pipelines Holding Co LLC
6.04%, 08/15/2028
(d)
11,350 11,683
6.06%, 08/15/2026
(d)
3,450 3,506
Enbridge Inc
5.30%, 04/05/2029 13,250 13,444
5.90%, 11/15/2026 11,275 11,522
Energy Transfer LP
4.40%, 03/15/2027 5,250 5,207
5.55%, 02/15/2028 10,000 10,212
Kinder Morgan Inc
5.00%, 02/01/2029 10,000 10,010
5.10%, 08/01/2029 6,000 6,029
ONEOK Inc
4.25%, 09/24/2027 11,700 11,551
4.40%, 10/15/2029 7,900 7,696
5.55%, 11/01/2026 6,000 6,081
Williams Cos Inc/The
5.40%, 03/02/2026 7,000 7,047
$ 103,988
REITs - 2 .48%
American Tower Trust #1
3.65%, 03/15/2048
(d)
6,300 6,009
5.49%, 03/15/2053
(d)
10,500 10,617
Crown Castle Inc
1.35%, 07/15/2025 8,750 8,536
CubeSmart LP
4.00%, 11/15/2025 3,275 3,242
Omega Healthcare Investors Inc
4.50%, 01/15/2025 7,250 7,240
Public Storage Operating Co
5.52%, 04/16/2027 9,550 9,593
Secured Overnight Financing Rate + 0.70%
SBA Tower Trust
1.63%, 05/15/2051
(d)
19,400 18,068
1.88%, 07/15/2050
(d)
6,463 6,224
2.33%, 07/15/2052
(d)
2,800 2,553
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
SBA Tower Trust (continued)
2.84%, 01/15/2050
(d)
$ 10,325 $ 10,278
$ 82,360
Semiconductors - 0 .90%
Broadcom Inc
5.05%, 07/12/2029 7,400 7,463
Micron Technology Inc
6.75%, 11/01/2029 6,675 7,164
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025 5,300 5,238
Texas Instruments Inc
4.60%, 02/08/2029 10,000 10,030
$ 29,895
Software - 1 .34%
Oracle Corp
4.20%, 09/27/2029 9,300 9,059
Roper Technologies Inc
1.00%, 09/15/2025 10,450 10,132
4.50%, 10/15/2029 7,400 7,286
Take-Two Interactive Software Inc
4.95%, 03/28/2028 10,700 10,738
5.40%, 06/12/2029 7,400 7,519
$ 44,734
Student Loan Asset Backed Securities - 4 .88%
Commonbond Student Loan Trust 2018-BGS
3.56%, 09/25/2045
(d)
1,933 1,821
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046
(d)
2,565 2,433
Commonbond Student Loan Trust 2019-A-GS
2.54%, 01/25/2047
(d)
4,661 4,203
Commonbond Student Loan Trust 2020-A-GS
1.98%, 08/25/2050
(d)
1,972 1,702
Commonbond Student Loan Trust 2021-A-GS
1.20%, 03/25/2052
(d)
9,040 7,457
Commonbond Student Loan Trust 2021-B-GS
1.17%, 09/25/2051
(d)
2,914 2,423
EDvestinU Private Education Loan Issue No 3 LLC
1.80%, 11/25/2045
(d)
6,470 5,898
ELFI Graduate Loan Program 2024-A LLC
5.56%, 08/25/2049
(d)
4,781 4,806
Laurel Road Prime Student Loan Trust 2019-A
2.34%, 10/25/2048
(d)
143 141
Navient Private Education Refi Loan Trust 2019-A
3.42%, 01/15/2043
(d)
568 559
Navient Private Education Refi Loan Trust 2019-G
2.40%, 10/15/2068
(d)
2,657 2,539
Navient Private Education Refi Loan Trust 2020-D
1.69%, 05/15/2069
(d)
3,610 3,364
Navient Private Education Refi Loan Trust 2020-F
1.22%, 07/15/2069
(d)
2,361 2,182
Navient Private Education Refi Loan Trust 2020-G
1.17%, 09/16/2069
(d)
2,589 2,373
Navient Private Education Refi Loan Trust 2020-H
1.31%, 01/15/2069
(d)
3,452 3,204
Navient Private Education Refi Loan Trust 2021-A
0.84%, 05/15/2069
(d)
3,424 3,077
Navient Private Education Refi Loan Trust 2021-B
0.94%, 07/15/2069
(d)
7,470 6,685
Navient Private Education Refi Loan Trust 2021-c
1.06%, 10/15/2069
(d)
7,057 6,308
Navient Private Education Refi Loan Trust 2021-E
0.97%, 12/16/2069
(d)
10,259 8,980
Navient Private Education Refi Loan Trust 2021-F
1.11%, 02/18/2070
(d)
4,373 3,820
Navient Private Education Refi Loan Trust 2022-A
2.23%, 07/15/2070
(d)
4,004 3,584
Navient Private Education Refi Loan Trust 2023-A
5.51%, 10/15/2071
(d)
2,430 2,451

Schedule of Investments
Short-Term Income Fund
October 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
Navient Private Education Refi Loan Trust 2024-A
5.66%, 10/15/2072
(d)
$ 8,880 $ 9,024
Nelnet Student Loan Trust 2021-A
1.36%, 04/20/2062
(d)
16,158 14,838
Nelnet Student Loan Trust 2021-C
1.32%, 04/20/2062
(d)
5,568 5,108
Nelnet Student Loan Trust 2021-D
1.63%, 04/20/2062
(d)
7,724 7,159
SLM Private Credit Student Loan Trust 2004-A
5.61%, 06/15/2033 246 243
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.66%
SLM Private Credit Student Loan Trust 2006-A
5.50%, 06/15/2039 9,853 9,580
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.55%
SLM Private Credit Student Loan Trust 2006-B
5.41%, 12/15/2039 5,683 5,494
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.46%
SMB Private Education Loan Trust 2021-A
1.07%, 01/15/2053
(d)
5,994 5,313
SMB Private Education Loan Trust 2021-B
1.31%, 07/17/2051
(d)
9,769 8,995
SMB Private Education Loan Trust 2021-E
1.68%, 02/15/2051
(d)
9,370 8,651
SMB Private Education Loan Trust 2022-C
4.48%, 05/16/2050
(d)
8,060 7,938
$ 162,353
Telecommunications - 1 .13%
AT&T Inc
1.70%, 03/25/2026 9,400 9,021
Cisco Systems Inc
4.85%, 02/26/2029 10,000 10,124
Crown Castle Towers LLC
3.66%, 05/15/2045
(d)
5,187 5,147
4.24%, 07/15/2048
(d)
1,650 1,596
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
4.74%, 09/20/2029
(d)
5,132 5,122
5.15%, 03/20/2028
(d)
6,650 6,694
$ 37,704
Transportation - 0 .64%
Canadian Pacific Railway Co
1.35%, 12/02/2024 11,000 10,966
Ryder System Inc
1.75%, 09/01/2026 11,000 10,410
$ 21,376
TOTAL BONDS $ 2,769,432
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 11 .48%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .00%
6.88%, 09/01/2035 $ 13 $ 14
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.25%
Federal National Mortgage Association (FNMA) - 0 .00%
6.02%, 12/01/2032 7 8
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.64%
6.13%, 01/01/2035 9 9
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.75%
6.37%, 07/01/2034 2 2
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.63%
6.41%, 11/01/2032 3 3
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.29%
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)
6.63%, 02/01/2037 $ 19 $ 19
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.04%
7.18%, 10/01/2035 33 33
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.68%
7.26%, 02/01/2035 2 1
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 6-Month + 2.01%
7.37%, 08/01/2034 7 7
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.63%
7.54%, 07/01/2034 13 13
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.58%
$ 95
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 0 .00%
7.50%, 10/01/2029 1 1
U.S. Treasury - 11 .48%
2.25%, 11/15/2027 19,400 18,361
2.63%, 02/15/2029 29,750 27,965
3.25%, 06/30/2029 71,500 68,727
4.00%, 01/15/2027 55,000 54,830
4.50%, 07/15/2026 84,000 84,410
5.00%, 09/30/2025 127,000 127,706
$ 381,999
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 382,109
Total Investments $ 3,323,826
Other Assets and Liabilities -  0.14% 4,748
TOTAL NET ASSETS - 100.00% $ 3,328,574
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $362 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,397,664 or 41.99% of net assets.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $351 or 0.01% of net assets.
(g) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(h) Security purchased on a when-issued basis.
(i) Non-income producing security

Schedule of Investments
Short-Term Income Fund
October 31, 2024
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.75% $ 83,891 $ 1,656,136 $ 1,568,104 $ 171,923
$ 83,891 $ 1,656,136 $ 1,568,104 $ 171,923
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.75% $ 5,792 $ — $ — $ —
$ 5,792 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 5 Year Note; December 2024 Long 1,995 $ 213,933 $ (4,801)
Total $ (4,801)
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 0 .92 % Shares Held Value (000's)
Money Market Funds - 0 .92%
BlackRock Liquidity FedFund - Institutional Class
4.75%
(a),(b)
2,004,866 $ 2,005
Principal Government Money Market Fund - Class
R-6 4.75%
(a),(c)
18,986,249 18,986
$ 20,991
TOTAL INVESTMENT COMPANIES $ 20,991
COMMON STOCKS - 99 .51 % Shares Held Value (000's)
Aerospace & Defense - 0 .63%
AAR Corp
(d)
245,700 $ 14,423
Agriculture - 1 .42%
Darling Ingredients Inc
(d)
435,600 17,036
Vital Farms Inc
(d)
444,100 15,402
$ 32,438
Apparel - 0 .89%
PVH Corp 206,300 20,312
Automobile Parts & Equipment - 0 .54%
Visteon Corp
(d)
136,600 12,328
Banks - 9 .79%
Ameris Bancorp 347,100 21,517
First Horizon Corp 1,476,700 25,591
First Merchants Corp 281,400 10,426
FNB Corp/PA 1,694,296 24,567
Independent Bank Corp/MI 245,700 8,054
National Bank Holdings Corp 223,300 10,039
Pinnacle Financial Partners Inc 244,400 25,772
Popular Inc 349,500 31,186
Trustmark Corp 222,900 7,739
UMB Financial Corp 337,600 37,045
Webster Financial Corp 197,122 10,211
Wintrust Financial Corp 95,200 11,033
$ 223,180
Biotechnology - 8 .30%
Axsome Therapeutics Inc
(d)
81,700 7,274
Bicycle Therapeutics PLC ADR
(d)
199,700 4,682
Bridgebio Pharma Inc
(d)
483,500 11,319
Cellectis SA ADR
(d)
199,153 354
Denali Therapeutics Inc
(d)
534,700 13,881
Immunocore Holdings PLC ADR
(d)
229,900 7,088
Immunovant Inc
(d)
377,500 11,046
Insmed Inc
(d)
791,526 53,254
Intra-Cellular Therapies Inc
(d)
245,700 20,823
Iovance Biotherapeutics Inc
(d)
1,736,900 18,133
SpringWorks Therapeutics Inc
(d)
396,800 11,955
Structure Therapeutics Inc ADR
(d),(e)
324,100 13,337
Viking Therapeutics Inc
(d)
220,700 16,009
$ 189,155
Building Materials - 4 .77%
Modine Manufacturing Co
(d)
382,300 45,023
SPX Technologies Inc
(d)
82,800 11,881
Summit Materials Inc
(d)
637,200 30,210
Trex Co Inc
(d)
306,100 21,687
$ 108,801
Chemicals - 0 .50%
Koppers Holdings Inc 335,000 11,393
Commercial Services - 2 .06%
Huron Consulting Group Inc
(d)
118,400 13,702
Remitly Global Inc
(d)
769,900 13,843
Verra Mobility Corp
(d)
745,500 19,361
$ 46,906
Computers - 2 .76%
Parsons Corp
(d)
304,900 32,978
Varonis Systems Inc
(d)
593,800 29,910
$ 62,888
Consumer Products - 0 .88%
Quanex Building Products Corp 692,300 20,118
Distribution & Wholesale - 1 .25%
WESCO International Inc 148,500 28,508
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services - 5 .12%
Janus Henderson Group PLC 685,800 $ 28,331
Lazard Inc 744,900 39,472
Marex Group PLC 195,000 5,136
OneMain Holdings Inc 299,500 14,876
Stifel Financial Corp 278,500 28,858
$ 116,673
Electric - 1 .16%
Portland General Electric Co 559,700 26,530
Electrical Components & Equipment - 1 .03%
EnerSys 243,100 23,547
Electronics - 2 .61%
Advanced Energy Industries Inc 208,900 22,672
TD SYNNEX Corp 185,677 21,418
Vishay Intertechnology Inc 905,200 15,352
$ 59,442
Engineering & Construction - 2 .90%
Dycom Industries Inc
(d)
169,500 29,549
MYR Group Inc
(d)
110,400 14,463
Sterling Infrastructure Inc
(d)
127,900 19,754
TopBuild Corp
(d)
6,600 2,332
$ 66,098
Entertainment - 1 .89%
Caesars Entertainment Inc
(d)
351,500 14,078
TKO Group Holdings Inc
(d)
248,300 28,994
$ 43,072
Food - 1 .37%
Performance Food Group Co
(d)
385,218 31,299
Gas - 1 .23%
Southwest Gas Holdings Inc 382,290 28,003
Hand & Machine Tools - 1 .44%
Regal Rexnord Corp 197,100 32,825
Healthcare - Products - 3 .42%
Castle Biosciences Inc
(d)
564,500 19,571
Exact Sciences Corp
(d)
365,200 25,173
Natera Inc
(d)
274,292 33,179
$ 77,923
Healthcare - Services - 2 .74%
Acadia Healthcare Co Inc
(d)
162,900 6,954
Addus HomeCare Corp
(d)
149,800 18,638
LifeStance Health Group Inc
(d)
1,489,900 9,997
RadNet Inc
(d)
415,200 27,005
$ 62,594
Home Builders - 2 .27%
Forestar Group Inc
(d)
137,300 4,335
Taylor Morrison Home Corp
(d)
692,400 47,429
$ 51,764
Insurance - 3 .56%
Abacus Life Inc
(d)
343,973 2,972
CNO Financial Group Inc 552,766 19,015
Essent Group Ltd 329,800 19,791
Hanover Insurance Group Inc/The 62,118 9,214
Lincoln National Corp 867,100 30,132
$ 81,124
Internet - 0 .03%
Lulu's Fashion Lounge Holdings Inc
(d)
395,100 577
Iron & Steel - 1 .21%
Commercial Metals Co 512,400 27,567
Leisure Products & Services - 1 .24%
Life Time Group Holdings Inc
(d)
1,047,800 23,345
Lindblad Expeditions Holdings Inc
(d)
516,000 4,876
$ 28,221
Machinery - Diversified - 4 .90%
Chart Industries Inc
(d)
270,600 32,667
Middleby Corp/The
(d)
199,700 25,901
Mueller Water Products Inc - Class A 1,201,500 25,941
Zurn Elkay Water Solutions Corp 751,500 27,129
$ 111,638

Schedule of Investments
SmallCap Fund
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers - 0 .48%
Fabrinet
(d)
45,151 $ 10,880
Oil & Gas - 2 .63%
Chord Energy Corp 149,800 18,740
Civitas Resources Inc 371,800 18,140
Patterson-UTI Energy Inc 1,403,100 10,762
Valaris Ltd
(d)
245,700 12,432
$ 60,074
Oil & Gas Services - 0 .98%
ChampionX Corp 628,000 17,722
Helix Energy Solutions Group Inc
(d)
510,900 4,726
$ 22,448
Packaging & Containers - 1 .23%
Graphic Packaging Holding Co 994,000 28,090
Pharmaceuticals - 2 .30%
AdaptHealth Corp
(d)
458,867 4,722
BellRing Brands Inc
(d)
198,400 13,061
Collegium Pharmaceutical Inc
(d)
586,300 20,016
Dexcom Inc
(d)
70,700 4,983
Vaxcyte Inc
(d)
90,231 9,596
$ 52,378
Real Estate - 0 .79%
Newmark Group Inc 1,206,200 18,081
REITs - 5 .05%
Agree Realty Corp 466,700 34,652
Cousins Properties Inc 628,000 19,236
First Industrial Realty Trust Inc 457,200 23,998
Ladder Capital Corp 748,300 8,538
Rexford Industrial Realty Inc 667,400 28,625
$ 115,049
Retail - 3 .36%
American Eagle Outfitters Inc 534,700 10,475
BJ's Wholesale Club Holdings Inc
(d)
341,451 28,931
Bloomin' Brands Inc 716,525 11,887
Caleres Inc 574,800 17,158
Portillo's Inc
(d)
635,900 8,222
$ 76,673
Semiconductors - 2 .05%
Allegro MicroSystems Inc
(d)
655,600 13,663
Entegris Inc 164,640 17,239
SiTime Corp
(d)
93,300 15,769
$ 46,671
Software - 5 .93%
Agilysys Inc
(d)
129,800 12,985
DigitalOcean Holdings Inc
(d)
354,700 14,039
DoubleVerify Holdings Inc
(d)
429,600 7,325
Jamf Holding Corp
(d)
459,700 7,649
JFrog Ltd
(d)
538,700 15,719
Manhattan Associates Inc
(d)
119,600 31,498
Privia Health Group Inc
(d)
896,339 16,457
Progress Software Corp 248,300 15,913
Sophia Genetics SA
(d)
628,100 2,249
Sprout Social Inc
(d)
433,826 11,492
$ 135,326
Telecommunications - 1 .12%
Credo Technology Group Holding Ltd
(d)
678,895 25,594
Transportation - 1 .23%
Teekay Tankers Ltd 345,400 16,469
World Kinect Corp 444,100 11,613
$ 28,082
Water - 0 .45%
American States Water Co 125,700 10,365
TOTAL COMMON STOCKS $ 2,269,058
Total Investments $ 2,290,049
Other Assets and Liabilities -  (0.43)% (9,837)
TOTAL NET ASSETS - 100.00% $ 2,280,212
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,005 or
0.09% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $2,130 or 0.09% of net assets.

Schedule of Investments
SmallCap Fund
October 31, 2024
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.75% $ 27,136 $ 574,921 $ 583,071 $ 18,986
$ 27,136 $ 574,921 $ 583,071 $ 18,986
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.75% $ 968 $ — $ — $ —
$ 968 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
SmallCap Growth Fund I
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 4 .86 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .50%
iShares Russell 2000 Growth ETF
(a)
9,400 $ 2,636
SPDR S&P Biotech ETF
(a)
83,105 8,064
$ 10,700
Money Market Funds - 4 .36%
BlackRock Liquidity FedFund - Institutional Class
4.75%
(b),(c)
9,780,792 9,781
Principal Government Money Market Fund - Class
R-6 4.75%
(b),(c),(d)
82,816,737 82,817
$ 92,598
TOTAL INVESTMENT COMPANIES $ 103,298
COMMON STOCKS - 97 .27 % Shares Held Value (000's)
Advertising - 0 .00%
Boston Omaha Corp
(e)
171 $ 2
Clear Channel Outdoor Holdings Inc
(e)
4,547 7
Stagwell Inc
(e)
1,393 9
$ 18
Aerospace & Defense - 4 .32%
AAR Corp
(e)
107,233 6,294
AeroVironment Inc
(e)
103,314 22,209
Amprius Technologies Inc
(e)
1,892 3
Archer Aviation Inc
(a),(e)
20,528 65
Bridger Aerospace Group Holdings Inc
(e)
326 1
Curtiss-Wright Corp 63,671 21,964
Eve Holding Inc
(a),(e)
2,344 7
Intuitive Machines Inc
(a),(e)
297 2
Joby Aviation Inc
(a),(e)
37,119 178
Kratos Defense & Security Solutions Inc
(e)
420,014 9,543
Leonardo DRS Inc
(e)
399,451 12,011
Loar Holdings Inc
(a),(e)
62,600 5,395
Moog Inc 2,640 498
Redwire Corp
(e)
524 4
Rocket Lab USA Inc
(e)
32,133 344
Standardaero Inc
(e)
462,798 13,352
Virgin Galactic Holdings Inc
(e)
202 1
VirTra Inc
(a),(e)
858 5
$ 91,876
Agriculture - 0 .29%
Andersons Inc/The 397 18
Ispire Technology Inc
(a),(e)
1,780 10
Turning Point Brands Inc 1,332 63
Vital Farms Inc
(e)
177,452 6,154
$ 6,245
Airlines - 0 .10%
Allegiant Travel Co 32,386 2,106
Frontier Group Holdings Inc
(a),(e)
4,165 25
Sun Country Airlines Holdings Inc
(e)
1,842 26
Wheels Up Experience Inc
(a),(e)
8,325 17
$ 2,174
Apparel - 0 .06%
Hanesbrands Inc
(e)
32,633 227
Kontoor Brands Inc 5,156 442
Oxford Industries Inc 964 70
Rocky Brands Inc 225 5
Steven Madden Ltd 6,726 302
Superior Group of Cos Inc 268 4
Torrid Holdings Inc
(e)
1,366 5
Wolverine World Wide Inc 7,371 113
$ 1,168
Automobile Manufacturers - 0 .01%
Blue Bird Corp
(e)
2,957 125
REV Group Inc 3,702 98
$ 223
Automobile Parts & Equipment - 0 .05%
Aurora Innovation Inc
(e)
46,836 243
Dorman Products Inc
(e)
2,429 277
Douglas Dynamics Inc 1,719 39
Gentherm Inc
(e)
2,879 121
Holley Inc
(e)
1,710 4
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment (continued)
indie Semiconductor Inc
(e)
5,020 $ 17
Luminar Technologies Inc
(a),(e)
28,777 22
Miller Industries Inc/TN 59 4
SES AI Corp
(e)
1,345 1
Shyft Group Inc/The 279 4
Visteon Corp
(e)
2,536 229
XPEL Inc
(e)
2,320 89
$ 1,050
Banks - 1 .70%
Alerus Financial Corp 106 2
BancFirst Corp 230 25
Bancorp Inc/The
(e)
4,388 221
Bank7 Corp 24 1
Citizens Financial Services Inc 23 1
City Holding Co 100 12
Coastal Financial Corp/WA
(e)
959 61
Esquire Financial Holdings Inc 547 37
First BanCorp/Puerto Rico 1,193 23
First Busey Corp 54,409 1,323
First Business Financial Services Inc 53 2
First Financial Bankshares Inc 67,053 2,423
First Foundation Inc 1,665 11
First Internet Bancorp 277 10
Fulton Financial Corp 336,442 6,093
Lakeland Financial Corp 131 9
Live Oak Bancshares Inc 2,771 110
Metrocity Bankshares Inc 130 4
Nicolet Bankshares Inc 299 30
Pathward Financial Inc 678 48
Peoples Financial Services Corp 190 9
Popular Inc 23,427 2,090
Prosperity Bancshares Inc 262,341 19,203
ServisFirst Bancshares Inc 1,327 110
Shore Bancshares Inc 368 5
Triumph Financial Inc
(e)
1,881 166
UMB Financial Corp 34,467 3,782
USCB Financial Holdings Inc 266 4
Walker & Dunlop Inc 2,159 236
$ 36,051
Beverages - 0 .02%
BRC Inc
(e)
4,135 13
MGP Ingredients Inc 1,310 63
National Beverage Corp 2,153 97
Primo Water Corp 1,756 46
Vita Coco Co Inc/The
(e)
3,616 107
Westrock Coffee Co
(a),(e)
3,391 23
$ 349
Biotechnology - 11 .00%
4D Molecular Therapeutics Inc
(e)
3,175 25
Absci Corp
(a),(e)
5,778 22
ACADIA Pharmaceuticals Inc
(e)
184,972 2,698
Achieve Life Sciences Inc
(e)
1,802 8
Actinium Pharmaceuticals Inc
(e)
2,969 5
ADC Therapeutics SA
(e)
3,997 11
ADMA Biologics Inc
(e)
20,794 339
Aerovate Therapeutics Inc
(e)
1,821 4
Agenus Inc
(a),(e)
366 2
Akero Therapeutics Inc
(e)
246,203 7,590
Aldeyra Therapeutics Inc
(e)
687 4
Altimmune Inc
(a),(e)
3,590 24
Alto Neuroscience Inc
(e)
1,050 4
Alumis Inc
(e)
688 8
ALX Oncology Holdings Inc
(e)
3,689 5
Amicus Therapeutics Inc
(e)
27,097 309
AnaptysBio Inc
(e)
1,784 39
Anavex Life Sciences Corp
(a),(e)
1,709 11
ANI Pharmaceuticals Inc
(e)
1,221 70
Apogee Therapeutics Inc
(e)
82,108 4,273
Applied Therapeutics Inc
(e)
5,482 48

Schedule of Investments
SmallCap Growth Fund I
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Arbutus Biopharma Corp
(e)
12,774 $ 49
Arcellx Inc
(e)
3,980 335
Arcturus Therapeutics Holdings Inc
(e)
1,863 33
Arcus Biosciences Inc
(e)
5,029 77
Arcutis Biotherapeutics Inc
(e)
9,871 82
Ardelyx Inc
(e)
21,638 127
ArriVent Biopharma Inc
(e)
1,558 46
Arrowhead Pharmaceuticals Inc
(e)
11,085 213
ARS Pharmaceuticals Inc
(e)
4,548 67
Artiva Biotherapeutics Inc
(e)
729 7
Astria Therapeutics Inc
(e)
3,528 39
Atossa Therapeutics Inc
(e)
2,938 4
Aurinia Pharmaceuticals Inc
(e)
9,063 65
Avid Bioservices Inc
(e)
325,831 3,245
Avidity Biosciences Inc
(e)
10,011 423
Axsome Therapeutics Inc
(e)
3,382 301
Bicara Therapeutics Inc
(a),(e)
90,348 2,139
BioAge Labs Inc
(a),(e)
274,389 6,476
BioCryst Pharmaceuticals Inc
(e)
19,215 154
Biohaven Ltd
(e)
151,279 7,529
Biomea Fusion Inc
(a),(e)
2,569 24
Black Diamond Therapeutics Inc
(e)
2,327 6
Blueprint Medicines Corp
(e)
245,974 21,526
Boundless Bio Inc
(e)
516 1
Bridgebio Pharma Inc
(e)
430,281 10,073
Cabaletta Bio Inc
(e)
858 3
Candel Therapeutics Inc
(e)
1,862 10
Capricor Therapeutics Inc
(e)
2,023 41
Cardiff Oncology Inc
(a),(e)
1,220 4
Cargo Therapeutics Inc
(a),(e)
266 5
Cartesian Therapeutics Inc
(a),(e)
722 14
Cartesian Therapeutics Inc - Contingent Value
Rights
(e),(f)
3,555 1
Cassava Sciences Inc
(a),(e)
3,746 97
Celcuity Inc
(e)
2,319 36
Celldex Therapeutics Inc
(e)
4,876 127
CervoMed Inc
(a),(e)
438 6
CG oncology Inc
(e)
122,398 4,349
Chinook Therapeutics Inc - Contingent Value
Rights
(e),(f)
1,785 1
ChromaDex Corp
(e)
4,834 17
Climb Bio Inc
(e)
143 1
Cogent Biosciences Inc
(e)
7,921 91
Conduit Pharmaceuticals Inc
(e)
1,885 —
Contineum Therapeutics Inc
(e)
312 5
Crinetics Pharmaceuticals Inc
(e)
8,119 454
Cullinan Therapeutics Inc
(e)
181,416 2,821
Cytokinetics Inc
(e)
213,368 10,882
Day One Biopharmaceuticals Inc
(e)
4,290 63
Denali Therapeutics Inc
(e)
209,169 5,430
Dianthus Therapeutics Inc
(a),(e)
113,140 3,152
Disc Medicine Inc
(e)
202 9
Dynavax Technologies Corp
(e)
9,793 116
Dyne Therapeutics Inc
(e)
7,440 215
Edgewise Therapeutics Inc
(e)
6,722 226
Elevation Oncology Inc
(e)
4,277 2
Esperion Therapeutics Inc
(e)
4,433 9
Evolus Inc
(e)
5,115 83
EyePoint Pharmaceuticals Inc
(e)
2,261 27
Fibrobiologics Inc
(e)
2,514 8
Forafric Global PLC
(e)
543 6
Geron Corp
(e)
37,336 153
Greenwich Lifesciences Inc
(e)
515 7
Guardant Health Inc
(e)
10,888 238
Halozyme Therapeutics Inc
(e)
182,600 9,234
Harvard Bioscience Inc
(e)
1,427 3
HilleVax Inc
(e)
857 2
Humacyte Inc
(a),(e)
8,160 41
Ideaya Biosciences Inc
(e)
7,661 216
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
IGM Biosciences Inc
(a),(e)
1,297 $ 22
ImmunityBio Inc
(a),(e)
10,208 53
Immunome Inc
(e)
72,784 835
Immunovant Inc
(e)
60,286 1,764
Inhibrx Biosciences Inc
(e)
549 9
Inmune Bio Inc
(a),(e)
1,362 8
Innoviva Inc
(e)
415 8
Insmed Inc
(e)
323,611 21,772
Intellia Therapeutics Inc
(e)
145,075 2,063
Intra-Cellular Therapies Inc
(e)
156,368 13,252
Iovance Biotherapeutics Inc
(a),(e)
23,378 244
Janux Therapeutics Inc
(e)
2,576 139
Jasper Therapeutics Inc
(e)
1,125 24
Keros Therapeutics Inc
(e)
49,348 2,864
Kiniksa Pharmaceuticals International Plc
(e)
3,441 78
Korro Bio Inc
(a),(e)
133 8
Krystal Biotech Inc
(e)
2,296 396
Kymera Therapeutics Inc
(e)
4,105 190
Kyverna Therapeutics Inc
(a),(e)
1,139 5
Larimar Therapeutics Inc
(e)
3,908 32
Legend Biotech Corp ADR
(e)
97,102 4,372
Lexeo Therapeutics Inc
(e)
2,079 16
Lexicon Pharmaceuticals Inc
(e)
3,501 7
Lineage Cell Therapeutics Inc
(e)
13,700 11
Liquidia Corp
(e)
5,340 58
Lyra Therapeutics Inc
(e)
4,141 1
MacroGenics Inc
(e)
5,146 19
Maravai LifeSciences Holdings Inc
(e)
10,253 76
MeiraGTx Holdings plc
(e)
2,246 12
Mersana Therapeutics Inc
(e)
5,507 10
Metagenomi Inc
(e)
516 1
Mind Medicine MindMed Inc
(a),(e)
6,675 42
Mineralys Therapeutics Inc
(a),(e)
501 7
MoonLake Immunotherapeutics
(e)
70,640 3,279
NeoGenomics Inc
(e)
1,037,718 14,103
Neumora Therapeutics Inc
(a),(e)
7,807 89
Novavax Inc
(e)
10,149 98
Nurix Therapeutics Inc
(e)
4,075 100
Nuvalent Inc
(e)
3,208 284
Olema Pharmaceuticals Inc
(e)
956 11
Omeros Corp
(a),(e)
1,646 7
OmniAb Operations Inc
(e)
95 —
OmniAb Operations Inc
(e)
95 —
Oncternal Therapeutics Inc
(e),(f)
139 —
Organogenesis Holdings Inc
(e)
975 3
Ovid therapeutics Inc
(e)
4,775 5
PepGen Inc
(e)
1,274 8
Perspective Therapeutics Inc
(e)
4,048 48
Phathom Pharmaceuticals Inc
(e)
680 12
Poseida Therapeutics Inc
(e)
1,930 5
Praxis Precision Medicines Inc
(e)
1,605 112
Precigen Inc
(e)
1,350 1
Prime Medicine Inc
(a),(e)
5,597 22
ProKidney Corp
(a),(e)
7,571 12
Prothena Corp PLC
(e)
2,278 39
PTC Therapeutics Inc
(e)
5,356 214
Puma Biotechnology Inc
(e)
1,182 3
Rapport Therapeutics Inc
(a),(e)
125,792 3,086
Recursion Pharmaceuticals Inc
(a),(e)
22,015 139
Renovaro Inc
(e)
4,175 2
REVOLUTION Medicines Inc
(e)
9,215 493
Rigel Pharmaceuticals Inc
(e)
1,337 18
Rocket Pharmaceuticals Inc
(e)
6,098 102
Sana Biotechnology Inc
(e)
12,275 43
Savara Inc
(e)
8,529 31
Scholar Rock Holding Corp
(e)
5,709 162
Scilex Holding Co
(e)
1,010 1
Shattuck Labs Inc
(e)
2,925 4
Soleno Therapeutics Inc
(e)
132,871 7,316

Schedule of Investments
SmallCap Growth Fund I
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Solid Biosciences Inc
(a),(e)
288 $ 2
SpringWorks Therapeutics Inc
(e)
6,373 192
Stoke Therapeutics Inc
(e)
3,278 41
Summit Therapeutics Inc
(a),(e)
7,701 143
Syndax Pharmaceuticals Inc
(e)
7,624 144
Tango Therapeutics Inc
(e)
4,693 25
Tarsus Pharmaceuticals Inc
(e)
19,228 856
Taysha Gene Therapies Inc
(e)
15,678 26
Tenaya Therapeutics Inc
(e)
2,056 4
Terns Pharmaceuticals Inc
(e)
413 3
Tevogen Bio Holdings Inc
(a),(e)
1,666 4
TG Therapeutics Inc
(e)
12,884 323
Tobira Therapeutics Inc - Rights
(e),(f)
1,559 —
Travere Therapeutics Inc
(e)
458,015 8,015
TScan Therapeutics Inc
(e)
2,322 11
Tyra Biosciences Inc
(e)
1,854 31
Ultragenyx Pharmaceutical Inc
(e)
185,743 9,471
Upstream Bio Inc
(e)
128,386 3,184
UroGen Pharma Ltd
(a),(e)
2,679 33
Vera Therapeutics Inc
(e)
3,594 145
Verastem Inc
(e)
3,597 14
Vericel Corp
(e)
4,482 197
Veru Inc
(e)
7,938 6
Viking Therapeutics Inc
(e)
111,155 8,063
Viridian Therapeutics Inc
(e)
222,169 4,793
WaVe Life Sciences Ltd
(a),(e)
681,257 9,340
Werewolf Therapeutics Inc
(e)
1,029 3
X4 Pharmaceuticals Inc
(e)
14,491 7
Xencor Inc
(e)
2,503 53
Xenon Pharmaceuticals Inc
(e)
86,472 3,555
XOMA Royalty Corp
(e)
462 14
Zevra Therapeutics Inc
(a),(e)
2,198 18
Zura Bio Ltd
(e)
4,124 18
$ 233,729
Building Materials - 3 .66%
American Woodmark Corp
(e)
81 7
Apogee Enterprises Inc 668 50
Armstrong World Industries Inc 77,120 10,762
Aspen Aerogels Inc
(e)
1,256 22
AZEK Co Inc/The
(e)
205,768 9,054
Boise Cascade Co 1,757 234
Gibraltar Industries Inc
(e)
1,344 91
Griffon Corp 3,491 220
JELD-WEN Holding Inc
(e)
2,735 39
Knife River Corp
(e)
5,264 512
Louisiana-Pacific Corp 68,101 6,735
LSI Industries Inc 1,913 31
Modine Manufacturing Co
(e)
173,008 20,375
Smith-Midland Corp
(a),(e)
413 14
SPX Technologies Inc
(e)
159,553 22,895
Summit Materials Inc
(e)
128,180 6,077
Tecnoglass Inc 2,089 143
UFP Industries Inc 3,166 387
$ 77,648
Chemicals - 1 .30%
Balchem Corp 2,992 501
Cabot Corp 5,021 541
Codexis Inc
(e)
1,058 3
Element Solutions Inc 367,472 9,958
Hawkins Inc 1,798 192
HB Fuller Co 148,891 10,895
Ingevity Corp
(e)
3,358 140
Innospec Inc 1,977 213
Lightwave Logic Inc
(a),(e)
11,116 35
Northern Technologies International Corp 680 9
Oil-Dri Corp of America 87 6
Orion SA 5,324 80
Quaker Chemical Corp 31,813 4,823
Sensient Technologies Corp 3,690 279
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Stepan Co 192 $ 14
$ 27,689
Coal - 0 .01%
Alpha Metallurgical Resources Inc 1,024 213
Ramaco Resources Inc - A Shares 2,467 25
Ramaco Resources Inc - B Shares 458 5
$ 243
Commercial Services - 5 .52%
Adtalem Global Education Inc
(e)
627 51
AirSculpt Technologies Inc
(a),(e)
1,075 6
Alarm.com Holdings Inc
(e)
4,464 238
Alta Equipment Group Inc 2,653 17
American Public Education Inc
(e)
179 3
AMN Healthcare Services Inc
(e)
3,496 133
Arlo Technologies Inc
(e)
284,594 2,892
Barrett Business Services Inc 2,136 77
Bright Horizons Family Solutions Inc
(e)
197,118 26,309
Brink's Co/The 4,160 428
Cadiz Inc
(a),(e)
3,910 12
Carriage Services Inc 989 37
Cass Information Systems Inc 1,043 43
CBIZ Inc
(e)
4,428 305
Cimpress PLC
(e)
1,093 75
CompoSecure Inc
(a)
2,088 32
Coursera Inc
(e)
12,793 89
CPI Card Group Inc
(e)
448 10
CRA International Inc 607 111
Custom Truck One Source Inc
(e)
3,129 13
Distribution Solutions Group Inc
(e)
838 32
DLH Holdings Corp
(e)
404 3
Driven Brands Holdings Inc
(e)
5,548 82
European Wax Center Inc
(e)
3,098 22
EVERTEC Inc 5,980 196
First Advantage Corp
(a),(e)
276,540 5,011
FiscalNote Holdings Inc
(e)
4,885 4
Flywire Corp
(e)
59,273 1,033
Franklin Covey Co
(e)
1,012 40
FTI Consulting Inc
(e)
73,630 14,363
Hackett Group Inc/The 2,089 51
Herc Holdings Inc 2,605 545
HireQuest Inc 444 6
Huron Consulting Group Inc
(e)
1,635 189
ICF International Inc 1,736 293
Insperity Inc 3,326 262
John Wiley & Sons Inc 1,723 85
Kforce Inc 1,737 100
KinderCare Learning Cos Inc
(e)
499,679 14,570
Laureate Education Inc 10,057 173
Legalzoom.com Inc
(e)
12,805 92
LiveRamp Holdings Inc
(e)
6,099 153
MarketWise Inc 915 —
Marqeta Inc
(e)
37,360 211
Mister Car Wash Inc
(e)
1,524,109 11,446
Moneylion Inc
(e)
788 34
National Research Corp 1,487 27
Payoneer Global Inc
(e)
20,017 173
Performant Financial Corp
(e)
4,790 19
Priority Technology Holdings Inc
(e)
1,681 9
PROG Holdings Inc 670 29
Progyny Inc
(e)
7,845 118
Quad/Graphics Inc 1,656 10
Remitly Global Inc
(e)
13,608 245
Rentokil Initial PLC ADR 406,466 10,304
Sezzle Inc
(a),(e)
201 43
Shift4 Payments Inc
(e)
168,716 15,259
SoundThinking Inc
(e)
770 8
Spire Global Inc
(a),(e)
2,077 21
StoneCo Ltd
(e)
13,848 154
Stride Inc
(e)
3,944 368

Schedule of Investments
SmallCap Growth Fund I
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Target Hospitality Corp
(e)
3,257 $ 24
Transcat Inc
(e)
830 79
TriNet Group Inc 46,764 3,970
Udemy Inc
(e)
8,872 70
Universal Technical Institute Inc
(e)
3,648 61
Upbound Group Inc 4,965 145
Verra Mobility Corp
(e)
15,423 400
Viad Corp
(e)
1,868 70
WEX Inc
(e)
33,159 5,723
ZipRecruiter Inc
(e)
6,650 62
$ 117,268
Computers - 2 .22%
ASGN Inc
(e)
939 86
Cantaloupe Inc
(e)
5,123 45
Corsair Gaming Inc
(e)
940 6
Cricut Inc 3,764 25
D-Wave Quantum Inc
(e)
4,398 5
Everspin Technologies Inc
(e)
1,404 9
ExlService Holdings Inc
(e)
14,567 607
Grid Dynamics Holdings Inc
(e)
3,977 63
Insight Enterprises Inc
(e)
2,592 453
Integral Ad Science Holding Corp
(e)
730 9
Lumentum Holdings Inc
(e)
84,344 5,387
Maximus Inc 5,650 488
Mitek Systems Inc
(e)
4,274 37
NCR Atleos Corp
(e)
310,563 8,130
NCR Voyix Corp
(e)
12,271 157
NextNav Inc
(e)
6,958 81
OneSpan Inc
(e)
3,178 53
PAR Technology Corp
(e)
3,183 188
PlayAGS Inc
(e)
3,620 42
Qualys Inc
(e)
3,438 410
Rapid7 Inc
(e)
5,735 232
Rekor Systems Inc
(e)
5,331 5
Rimini Street Inc
(e)
1,005 2
Rubrik Inc
(e)
276,877 11,424
System1 Inc
(e)
3,163 3
Tenable Holdings Inc
(e)
190,603 7,550
Varonis Systems Inc
(e)
228,221 11,496
WNS Holdings Ltd
(e)
4,167 200
$ 47,193
Consumer Products - 0 .02%
Central Garden & Pet Co
(e)
164 6
Central Garden & Pet Co - A Shares
(e)
849 25
WD-40 Co 1,269 332
$ 363
Cosmetics & Personal Care - 0 .01%
Beauty Health Co/The
(e)
6,419 10
Honest Co Inc/The
(e)
2,880 11
Interparfums Inc 1,696 205
$ 226
Distribution & Wholesale - 0 .32%
EVI Industries Inc 354 7
Global Industrial Co 1,230 33
H&E Equipment Services Inc 2,732 143
Hudson Technologies Inc
(e)
696 5
SiteOne Landscape Supply Inc
(e)
47,019 6,570
ThredUp Inc
(e)
1,185 1
VSE Corp 244 25
$ 6,784
Diversified Financial Services - 4 .02%
Artisan Partners Asset Management Inc 5,833 257
Atlanticus Holdings Corp
(e)
34 1
B Riley Financial Inc
(a)
1,656 10
Brightsphere Investment Group Inc 2,536 67
Cohen & Steers Inc 2,554 252
Columbia Financial Inc
(e)
211 4
Dave Inc
(e)
700 27
Diamond Hill Investment Group Inc 217 33
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Federal Agricultural Mortgage Corp 748 $ 137
First Western Financial Inc
(e)
198 4
FTAI Aviation Ltd 153,300 20,610
GCM Grosvenor Inc 3,345 39
Hamilton Lane Inc 3,557 639
Houlihan Lokey Inc 77,408 13,374
International Money Express Inc
(e)
2,917 51
LendingTree Inc
(e)
77,096 4,396
Moelis & Co 105,621 7,013
Mr Cooper Group Inc
(e)
2,156 191
NerdWallet Inc
(e)
3,571 52
OppFi Inc 1,610 8
Pagseguro Digital Ltd
(e)
9,161 74
Paysign Inc
(e)
2,671 10
PennyMac Financial Services Inc 1,370 137
Perella Weinberg Partners 4,865 98
Piper Sandler Cos 44,100 12,508
PJT Partners Inc 2,184 303
Regional Management Corp 131 4
StepStone Group Inc 221,050 13,292
Stifel Financial Corp 105,833 10,966
StoneX Group Inc
(e)
249 22
Upstart Holdings Inc
(e)
7,144 348
Victory Capital Holdings Inc 3,798 228
Virtus Investment Partners Inc 516 112
WisdomTree Inc 12,976 134
World Acceptance Corp
(e)
305 35
$ 85,436
Electric - 0 .01%
Ameresco Inc
(e)
961 29
Genie Energy Ltd 495 8
MGE Energy Inc 1,444 131
Otter Tail Corp 1,697 133
$ 301
Electrical Components & Equipment - 1 .32%
American Superconductor Corp
(e)
3,219 79
Belden Inc 2,013 229
ChargePoint Holdings Inc
(a),(e)
19,987 24
Energizer Holdings Inc 6,666 214
EnerSys 3,395 329
Graham Corp
(e)
958 27
Insteel Industries Inc 843 23
Littelfuse Inc 34,676 8,483
nLight Inc
(e)
347 4
Novanta Inc
(e)
69,590 11,847
Powell Industries Inc 874 223
Ultralife Corp
(e)
163 1
Universal Display Corp 35,916 6,476
$ 27,959
Electronics - 1 .38%
Advanced Energy Industries Inc 3,465 376
Allient Inc 111 2
Applied Optoelectronics Inc
(e)
145,812 2,278
Atkore Inc 3,410 292
Atmus Filtration Technologies Inc 7,755 302
Badger Meter Inc 2,730 546
CTS Corp 2,170 107
Enovix Corp
(a),(e)
14,153 128
ESCO Technologies Inc 1,181 148
Evolv Technologies Holdings Inc
(a),(e)
12,132 26
Itron Inc
(e)
3,846 430
Mesa Laboratories Inc 159 18
MicroVision Inc
(a),(e)
10,282 10
Mirion Technologies Inc
(e)
354,122 5,241
Napco Security Technologies Inc 144,235 5,550
NEXTracker Inc
(e)
9,953 396
NVE Corp 434 33
OSI Systems Inc
(e)
1,420 188
Plexus Corp
(e)
750 108

Schedule of Investments
SmallCap Growth Fund I
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics (continued)
Standard BioTools Inc
(e)
6,161 $ 12
TTM Technologies Inc
(e)
159,831 3,587
Turtle Beach Corp
(e)
939 15
Vicor Corp
(e)
1,196 55
Woodward Inc 57,277 9,399
$ 29,247
Energy - Alternate Sources - 0 .02%
Array Technologies Inc
(e)
14,192 93
ASP Isotopes Inc
(a),(e)
5,061 35
Fluence Energy Inc
(a),(e)
5,638 123
Montauk Renewables Inc
(e)
6,117 34
Plug Power Inc
(a),(e)
5,704 11
REX American Resources Corp
(e)
305 14
Shoals Technologies Group Inc
(e)
15,961 86
SolarMax Technology Inc
(e)
290 —
Verde Clean Fuels Inc
(e)
442 2
$ 398
Engineering & Construction - 2 .66%
908 Devices Inc
(a),(e)
250 1
Bowman Consulting Group Ltd
(e)
14,478 294
Centuri Holdings Inc
(a),(e)
1,358 26
Comfort Systems USA Inc 20,588 8,051
Construction Partners Inc
(e)
169,614 13,354
Dycom Industries Inc
(e)
2,639 460
Exponent Inc 4,682 442
Fluor Corp
(e)
338,953 17,720
Frontdoor Inc
(e)
7,283 362
Granite Construction Inc 3,369 283
IES Holdings Inc
(e)
770 168
Limbach Holdings Inc
(e)
943 72
MYR Group Inc
(e)
1,526 200
NV5 Global Inc
(e)
280,307 6,405
Orion Group Holdings Inc
(e)
624 4
Primoris Services Corp 97,417 6,100
Sterling Infrastructure Inc
(e)
2,799 432
TopBuild Corp
(e)
5,884 2,079
$ 56,453
Entertainment - 0 .31%
Accel Entertainment Inc
(e)
4,840 53
Atlanta Braves Holdings Inc - A shares
(a),(e)
942 40
Atlanta Braves Holdings Inc - C shares
(e)
4,638 183
Churchill Downs Inc 22,841 3,200
Cinemark Holdings Inc
(e)
8,071 240
Everi Holdings Inc
(e)
3,959 53
IMAX Corp
(e)
3,937 96
International Game Technology PLC 1,468 30
Light & Wonder Inc
(e)
19,510 1,830
Madison Square Garden Entertainment Corp
(e)
356 15
Monarch Casino & Resort Inc 1,183 93
RCI Hospitality Holdings Inc 440 19
Red Rock Resorts Inc 2,051 106
Reservoir Media Inc
(e)
178 1
Rush Street Interactive Inc
(e)
7,044 76
Six Flags Entertainment Corp 6,390 252
Super Group SGHC Ltd 13,942 57
United Parks & Resorts Inc
(e)
3,056 161
Webtoon Entertainment Inc
(a),(e)
622 6
$ 6,511
Environmental Control - 2 .44%
374Water Inc
(e)
5,300 8
Arq Inc
(e)
390 2
Casella Waste Systems Inc
(e)
124,454 12,182
CECO Environmental Corp
(e)
2,687 64
Energy Recovery Inc
(e)
5,255 94
LanzaTech Global Inc
(e)
10,378 18
Montrose Environmental Group Inc
(e)
71,064 1,874
Perma-Fix Environmental Services Inc
(a),(e)
1,356 18
PureCycle Technologies Inc
(a),(e)
2,157 28
Quest Resource Holding Corp
(e)
1,597 12
COMMON STOCKS (continued) Shares Held Value (000’s)
Environmental Control (continued)
Tetra Tech Inc 222,965 $ 10,898
Waste Connections Inc 150,810 26,655
$ 51,853
Food - 0 .68%
Beyond Meat Inc
(a),(e)
5,526 34
Calavo Growers Inc 264 7
Cal-Maine Foods Inc 233 21
Chefs' Warehouse Inc/The
(e)
269,295 10,751
J & J Snack Foods Corp 1,412 232
John B Sanfilippo & Son Inc 838 69
Krispy Kreme Inc 7,948 90
Lancaster Colony Corp 1,811 314
Lifeway Foods Inc
(e)
388 10
Mama's Creations Inc
(e)
3,252 24
Mission Produce Inc
(e)
528 6
Nathan's Famous Inc 238 20
Natural Grocers by Vitamin Cottage Inc 235 6
Simply Good Foods Co/The
(e)
8,418 283
Sprouts Farmers Market Inc
(e)
9,335 1,199
SunOpta Inc
(e)
8,525 56
Utz Brands Inc 76,256 1,314
WK Kellogg Co 6,085 101
$ 14,537
Forest Products & Paper - 0 .00%
Sylvamo Corp 705 60
Hand & Machine Tools - 0 .41%
Cadre Holdings Inc 2,384 83
Enerpac Tool Group Corp 5,032 222
Franklin Electric Co Inc 4,195 402
MSA Safety Inc 48,481 8,045
$ 8,752
Healthcare - Products - 6 .47%
Accuray Inc
(e)
8,893 15
Akoya Biosciences Inc
(a),(e)
2,621 7
Alphatec Holdings Inc
(e)
9,543 75
Artivion Inc
(e)
2,775 73
AtriCure Inc
(e)
353,443 11,727
Avita Medical Inc
(e)
2,376 24
Axogen Inc
(e)
3,876 54
Axonics Inc
(e)
4,728 332
BioLife Solutions Inc
(e)
2,969 69
Bio-Techne Corp 121,635 8,971
Bioventus Inc
(e)
1,261 17
Bruker Corp 195,160 11,048
CareDx Inc
(e)
1,004 22
Castle Biosciences Inc
(e)
829 29
Ceribell Inc
(e)
28,021 737
Cerus Corp
(a),(e)
16,760 26
CONMED Corp 2,839 194
CVRx Inc
(e)
40,001 525
Embecta Corp 480 7
Establishment Labs Holdings Inc
(e)
196,932 8,486
Fractyl Health Inc
(e)
1,912 5
Glaukos Corp
(e)
4,531 599
Haemonetics Corp
(e)
50,419 3,588
Inari Medical Inc
(e)
182,559 8,836
InfuSystem Holdings Inc
(e)
1,842 11
Inmode Ltd
(e)
997 17
Integer Holdings Corp
(e)
2,174 270
iRadimed Corp 765 38
iRhythm Technologies Inc
(e)
2,879 208
Lantheus Holdings Inc
(e)
6,388 702
LeMaitre Vascular Inc 1,877 166
LivaNova PLC
(e)
167,492 8,646
Masimo Corp
(e)
59,389 8,553
Merit Medical Systems Inc
(e)
74,922 7,392
MiMedx Group Inc
(e)
5,531 38
Natera Inc
(e)
62,837 7,601
NeuroPace Inc
(a),(e)
1,178 8

Schedule of Investments
SmallCap Growth Fund I
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Novocure Ltd
(e)
95,964 $ 1,456
OmniAb Inc
(e)
998 4
Orchestra BioMed Holdings Inc
(a),(e)
918 5
Orthofix Medical Inc
(e)
177,896 2,880
OrthoPediatrics Corp
(e)
186,757 4,955
Paragon 28 Inc
(e)
4,640 25
Patterson Cos Inc 1,436 30
PROCEPT BioRobotics Corp
(e)
144,034 12,963
Pulmonx Corp
(e)
3,791 24
Pulse Biosciences Inc
(e)
1,697 30
Quanterix Corp
(e)
551,830 7,292
Repligen Corp
(e)
61,611 8,272
RxSight Inc
(e)
3,313 168
Sanara Medtech Inc
(a),(e)
366 12
Semler Scientific Inc
(a),(e)
410 12
Sera Prognostics Inc
(e)
2,730 21
SI-BONE Inc
(e)
428,968 5,920
STAAR Surgical Co
(e)
4,580 133
Stereotaxis Inc
(e)
4,368 8
Surmodics Inc
(e)
847 32
Tandem Diabetes Care Inc
(e)
5,967 187
TransMedics Group Inc
(a),(e)
43,125 3,535
Treace Medical Concepts Inc
(e)
4,531 21
Twist Bioscience Corp
(e)
5,326 215
UFP Technologies Inc
(e)
681 182
Zynex Inc
(e)
1,413 12
$ 137,510
Healthcare - Services - 2 .69%
Accolade Inc
(e)
2,106 7
Addus HomeCare Corp
(e)
635 79
agilon health Inc
(e)
28,701 73
Ardent Health Partners Inc
(e)
678 12
Astrana Health Inc
(e)
3,982 214
Aveanna Healthcare Holdings Inc
(e)
3,559 17
BrightSpring Health Services Inc
(e)
376,261 5,632
Brookdale Senior Living Inc
(e)
15,258 96
Community Health Systems Inc
(e)
6,423 26
Concentra Group Holdings Parent Inc
(e)
1,532 31
CorVel Corp
(e)
828 247
DocGo Inc
(e)
1,837 6
Encompass Health Corp 150,781 14,997
Enhabit Inc
(e)
395 3
Ensign Group Inc/The 5,139 796
GeneDx Holdings Corp
(e)
20,759 1,696
HealthEquity Inc
(e)
207,578 17,696
Innovage Holding Corp
(e)
481 3
Joint Corp/The
(e)
1,007 11
LifeStance Health Group Inc
(e)
663,411 4,452
ModivCare Inc
(e)
542 9
Nano-X Imaging Ltd
(a),(e)
5,065 29
Oscar Health Inc
(e)
17,949 301
PACS Group Inc
(e)
3,662 156
Pennant Group Inc/The
(e)
2,655 85
Quipt Home Medical Corp
(e)
482 1
RadNet Inc
(e)
156,229 10,161
Select Medical Holdings Corp 6,825 219
Sonida Senior Living Inc
(a),(e)
163 4
Teladoc Health Inc
(e)
2,470 22
US Physical Therapy Inc 1,394 112
Viemed Healthcare Inc
(e)
3,187 27
$ 57,220
Home Builders - 0 .94%
Cavco Industries Inc
(e)
777 319
Century Communities Inc 342 30
Champion Homes Inc
(e)
119,462 10,540
Dream Finders Homes Inc
(e)
2,571 77
Forestar Group Inc
(e)
221 7
Green Brick Partners Inc
(e)
789 55
Hovnanian Enterprises Inc
(e)
30 5
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders (continued)
Installed Building Products Inc 2,228 $ 483
KB Home 868 68
Landsea Homes Corp
(e)
291 3
LCI Industries 2,296 256
LGI Homes Inc
(e)
131 13
Meritage Homes Corp 44,140 7,998
Tri Pointe Homes Inc
(e)
2,480 100
United Homes Group Inc
(e)
557 3
$ 19,957
Home Furnishings - 0 .51%
Arhaus Inc 252,605 2,142
Daktronics Inc
(e)
429 5
Lovesac Co/The
(e)
749 22
SharkNinja Inc 92,418 8,522
Sonos Inc
(e)
10,287 129
Vizio Holding Corp
(a),(e)
8,249 92
$ 10,912
Insurance - 2 .19%
American Coastal Insurance Corp
(e)
970 12
AMERISAFE Inc 780 42
Baldwin Insurance Group Inc/The
(e)
195,246 9,032
Bowhead Specialty Holdings Inc
(e)
56,916 1,657
Crawford & Co 1,230 14
F&G Annuities & Life Inc 87 3
Goosehead Insurance Inc
(e)
2,089 228
HCI Group Inc 773 88
Investors Title Co 15 3
Kingsway Financial Services Inc
(e)
1,109 10
Kinsale Capital Group Inc 1,042 446
Lemonade Inc
(a),(e)
3,919 93
Mercury General Corp 335 23
NMI Holdings Inc
(e)
581 22
Palomar Holdings Inc
(e)
109,229 9,806
RLI Corp 54,301 8,469
Roadzen Inc
(e)
527 1
Root Inc/OH
(a),(e)
822 56
Selective Insurance Group Inc 25,621 2,326
SiriusPoint Ltd
(e)
793 10
Skyward Specialty Insurance Group Inc
(e)
203,836 9,012
Stewart Information Services Corp 14,636 1,007
Tiptree Inc 502 10
Trupanion Inc
(a),(e)
3,035 166
TWFG Inc
(e)
120,765 3,918
Universal Insurance Holdings Inc 382 8
$ 46,462
Internet - 1 .79%
1-800-Flowers.com Inc
(e)
581 5
1stdibs.com Inc
(a),(e)
758 3
AudioEye Inc
(a),(e)
578 12
Backblaze Inc
(e)
3,943 28
Bumble Inc
(e)
891 6
Cardlytics Inc
(e)
3,297 14
Cargurus Inc
(e)
8,145 253
Cogent Communications Holdings Inc 223,109 17,909
Couchbase Inc
(e)
3,588 58
Despegar.com Corp
(e)
738 11
Entravision Communications Corp 1,272 3
ePlus Inc
(e)
1,637 146
Eventbrite Inc
(e)
7,016 22
EverQuote Inc
(e)
2,301 41
Figs Inc
(e)
617 4
fuboTV Inc
(e)
1,881 3
Gambling.com Group Ltd
(e)
1,494 14
Getty Images Holdings Inc
(e)
9,321 39
Grindr Inc
(e)
2,417 32
Groupon Inc
(a),(e)
997 10
HealthStream Inc 830 24
Hims & Hers Health Inc
(e)
17,575 331
Innovid Corp
(e)
1,640 3

Schedule of Investments
SmallCap Growth Fund I
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
LifeMD Inc
(e)
1,899 $ 8
Liquidity Services Inc
(e)
1,961 42
LiveOne Inc
(e)
6,603 5
Magnite Inc
(e)
10,396 130
MediaAlpha Inc
(e)
2,741 47
Mondee Holdings Inc
(e)
2,913 4
Nerdy Inc
(e)
6,745 6
Open Lending Corp
(e)
9,491 53
Opendoor Technologies Inc
(e)
2,513 4
OptimizeRx Corp
(e)
1,628 9
Q2 Holdings Inc
(e)
145,389 12,308
QuinStreet Inc
(e)
4,867 102
RealReal Inc/The
(a),(e)
6,369 18
Revolve Group Inc
(e)
3,537 88
Shutterstock Inc 1,793 58
Sprinklr Inc
(e)
11,679 87
TechTarget Inc
(e)
2,370 69
Tucows Inc
(a),(e)
647 12
Upwork Inc
(e)
11,581 157
Vivid Seats Inc
(a),(e)
7,163 29
Wayfair Inc
(e)
131,370 5,627
Yelp Inc
(e)
6,078 208
$ 38,042
Investment Companies - 0 .16%
Cipher Mining Inc
(e)
11,484 56
Cleanspark Inc
(e)
21,103 224
Core Scientific Inc
(e)
13,011 173
MARA Holdings Inc
(e)
20,738 348
Riot Platforms Inc
(a),(e)
3,521 32
Terawulf Inc
(a),(e)
20,203 132
Trinity Capital Inc 179,519 2,474
$ 3,439
Iron & Steel - 0 .71%
ATI Inc
(e)
131,912 6,953
Carpenter Technology Corp 54,553 8,156
$ 15,109
Leisure Products & Services - 0 .14%
Acushnet Holdings Corp 2,665 163
Global Business Travel Group I
(e)
10,023 77
Lindblad Expeditions Holdings Inc
(e)
2,477 23
Livewire Group Inc
(e)
1,686 10
Marine Products Corp
(a)
325 3
OneSpaWorld Holdings Ltd 137,603 2,409
Peloton Interactive Inc
(e)
29,237 249
Sabre Corp
(e)
7,364 24
Xponential Fitness Inc
(e)
2,229 27
$ 2,985
Lodging - 0 .01%
Hilton Grand Vacations Inc
(e)
6,819 251
Machinery - Construction & Mining - 0 .02%
Argan Inc 1,144 151
Bloom Energy Corp
(a),(e)
16,904 162
Hyster-Yale Inc 669 42
NANO Nuclear Energy Inc
(a),(e)
126 3
NuScale Power Corp
(a),(e)
7,347 141
$ 499
Machinery - Diversified - 3 .68%
Alamo Group Inc 946 160
Albany International Corp 710 48
Applied Industrial Technologies Inc 44,250 10,248
Cactus Inc 130,175 7,718
Chart Industries Inc
(e)
59,523 7,185
CSW Industrials Inc 39,191 13,838
DXP Enterprises Inc/TX
(e)
96 5
Esab Corp 75,584 9,300
Gorman-Rupp Co/The 1,916 71
GrafTech International Ltd
(e)
22,120 38
Ichor Holdings Ltd
(e)
973 27
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
IDEX Corp 28,174 $ 6,047
Kadant Inc 22,053 7,345
Lindsay Corp 506 61
Mueller Water Products Inc - Class A 278,168 6,006
Taylor Devices Inc
(e)
216 10
Tennant Co 787 69
Thermon Group Holdings Inc
(e)
297 8
Watts Water Technologies Inc 2,546 485
Zurn Elkay Water Solutions Corp 260,502 9,404
$ 78,073
Media - 0 .01%
GCI Liberty Inc - Escrow
(e),(f)
157,046 —
Sinclair Inc 2,946 51
Thryv Holdings Inc
(e)
2,928 42
Townsquare Media Inc 1,213 12
Value Line Inc
(a)
60 3
$ 108
Metal Fabrication & Hardware - 0 .89%
AZZ Inc 2,256 172
Helios Technologies Inc 2,077 96
Hillman Solutions Corp
(e)
3,096 33
Janus International Group Inc
(e)
13,181 97
Mayville Engineering Co Inc
(e)
140 3
Mueller Industries Inc 9,586 786
Northwest Pipe Co
(e)
151 7
Omega Flex Inc 337 17
Standex International Corp 821 151
Valmont Industries Inc 55,540 17,311
Worthington Enterprises Inc 2,576 98
Xometry Inc
(e)
3,879 76
$ 18,847
Mining - 0 .05%
Centrus Energy Corp
(e)
926 96
Century Aluminum Co
(e)
4,884 86
Constellium SE
(e)
11,949 133
Contango ORE Inc
(a),(e)
314 7
Critical Metals Corp
(e)
673 4
Dakota Gold Corp
(e)
3,474 7
Encore Energy Corp
(a),(e)
12,138 47
Ivanhoe Electric Inc / US
(e)
7,765 79
Kaiser Aluminum Corp 1,397 104
Metals Acquisition Ltd
(e)
1,387 17
Perpetua Resources Corp
(e)
3,619 37
Piedmont Lithium Inc
(a),(e)
443 6
United States Lime & Minerals Inc 982 111
Uranium Energy Corp
(e)
36,939 274
Ur-Energy Inc
(e)
28,519 36
$ 1,044
Miscellaneous Manufacturers - 1 .91%
Byrna Technologies Inc
(e)
1,610 23
Enpro Inc 52,078 7,583
Fabrinet
(e)
87,525 21,092
Federal Signal Corp 5,571 454
Hillenbrand Inc 2,152 59
ITT Inc 77,122 10,806
John Bean Technologies Corp 207 23
Materion Corp 1,805 184
Myers Industries Inc 3,386 40
Park Aerospace Corp 692 9
Sight Sciences Inc
(e)
3,472 17
Smith & Wesson Brands Inc 343 5
Solidion Technology Inc
(a),(e)
2,466 1
Sturm Ruger & Co Inc 462 18
Trinity Industries Inc 6,952 238
$ 40,552
Office & Business Equipment - 0 .00%
Pitney Bowes Inc 4,458 32

Schedule of Investments
SmallCap Growth Fund I
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Office Furnishings - 0 .01%
CompX International Inc 118 $ 3
HNI Corp 2,055 101
Interface Inc 485 9
Virco Mfg. Corp 94 1
$ 114
Oil & Gas - 0 .44%
Berry Corp 2,152 11
Crescent Energy Co 3,487 43
CVR Energy Inc 2,811 45
Delek US Holdings Inc 1,697 27
Diversified Energy Co PLC 336 4
Empire Petroleum Corp
(a),(e)
1,235 6
Evolution Petroleum Corp 801 4
Gulfport Energy Corp
(e)
618 86
Kosmos Energy Ltd
(e)
43,212 162
Magnolia Oil & Gas Corp 14,820 375
Nabors Industries Ltd
(e)
287 21
Noble Corp PLC 8,303 265
Northern Oil & Gas Inc 127,817 4,634
Permian Resources Corp 236,578 3,225
Prairie Operating Co
(e)
313 3
Riley Exploration Permian Inc 152 4
Sable Offshore Corp
(a),(e)
4,670 104
Seadrill Ltd
(e)
1,852 73
SM Energy Co 1,766 74
VAALCO Energy Inc 1,008 5
Valaris Ltd
(e)
3,706 187
W&T Offshore Inc 9,735 21
$ 9,379
Oil & Gas Services - 1 .63%
Archrock Inc 15,403 308
Aris Water Solutions Inc 229 4
Atlas Energy Solutions Inc 6,298 123
ChampionX Corp 516,724 14,582
Core Laboratories Inc 4,338 82
DMC Global Inc
(e)
502 5
Drilling Tools International Corp
(e)
498 2
Expro Group Holdings NV
(e)
200,481 2,556
Helix Energy Solutions Group Inc
(e)
2,559 24
Kodiak Gas Services Inc 448 14
Liberty Energy Inc 795 14
Natural Gas Services Group Inc
(e)
207 4
Oceaneering International Inc
(e)
318,829 7,779
TechnipFMC PLC 198,458 5,297
TETRA Technologies Inc
(e)
11,662 39
Tidewater Inc
(e)
64,426 3,870
$ 34,703
Packaging & Containers - 0 .00%
Ardagh Metal Packaging SA 13,433 50
Karat Packaging Inc 683 18
Pactiv Evergreen Inc 436 5
$ 73
Pharmaceuticals - 3 .83%
AdaptHealth Corp
(e)
4,093 42
Akebia Therapeutics Inc
(e)
2,612 4
Alector Inc
(e)
7,479 37
Alkermes PLC
(e)
15,195 390
Amneal Pharmaceuticals Inc
(e)
12,421 105
Amphastar Pharmaceuticals Inc
(e)
3,544 179
Anika Therapeutics Inc
(e)
226 4
Aquestive Therapeutics Inc
(a),(e)
1,744 10
Arvinas Inc
(e)
5,957 157
Ascendis Pharma A/S ADR
(e)
67,577 8,299
Avadel Pharmaceuticals PLC
(e)
8,573 133
BellRing Brands Inc
(e)
156,310 10,290
Biote Corp
(e)
2,072 11
Catalyst Pharmaceuticals Inc
(e)
10,315 225
Coherus Biosciences Inc
(e)
3,882 3
Collegium Pharmaceutical Inc
(e)
214,770 7,332
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Corbus Pharmaceuticals Holdings Inc
(e)
592 $ 9
Corcept Therapeutics Inc
(e)
7,501 367
CorMedix Inc
(e)
4,693 47
Enliven Therapeutics Inc
(e)
3,075 86
Fennec Pharmaceuticals Inc
(e)
566 2
Foghorn Therapeutics Inc
(e)
1,417 11
Fulcrum Therapeutics Inc
(e)
2,625 8
Galectin Therapeutics Inc
(a),(e)
1,000 2
Gyre Therapeutics Inc
(e)
106 1
Harmony Biosciences Holdings Inc
(e)
2,790 90
Harrow Inc
(e)
2,813 127
Herbalife Ltd
(e)
6,181 47
Heron Therapeutics Inc
(e)
1,492 3
Ironwood Pharmaceuticals Inc
(e)
145,131 574
KalVista Pharmaceuticals Inc
(e)
200,212 2,056
Kura Oncology Inc
(e)
6,722 112
Longboard Pharmaceuticals Inc
(e)
155,652 9,296
Madrigal Pharmaceuticals Inc
(e)
9,052 2,347
MannKind Corp
(e)
18,981 134
MediWound Ltd
(a),(e)
723 13
Merus NV
(e)
70,597 3,525
Mirum Pharmaceuticals Inc
(e)
3,616 139
Nature's Sunshine Products Inc
(e)
217 3
Neurocrine Biosciences Inc
(e)
104,218 12,534
Neurogene Inc
(e)
543 24
Ocugen Inc
(a),(e)
25,238 23
Ocular Therapeutix Inc
(e)
14,461 152
Option Care Health Inc
(e)
7,419 171
ORIC Pharmaceuticals Inc
(e)
1,300 12
Outlook Therapeutics Inc
(a),(e)
645 4
Owens & Minor Inc
(e)
990 13
Pacira BioSciences Inc
(e)
310 5
Phibro Animal Health Corp 425 10
Protagonist Therapeutics Inc
(e)
5,410 248
Regulus Therapeutics Inc
(e)
2,158 3
Revance Therapeutics Inc
(e)
9,670 57
Rhythm Pharmaceuticals Inc
(e)
5,066 242
scPharmaceuticals Inc
(e)
2,634 11
SIGA Technologies Inc 3,369 24
Skye Bioscience Inc
(e)
348 2
Spyre Therapeutics Inc
(e)
94,274 3,067
Supernus Pharmaceuticals Inc
(e)
312 11
Telomir Pharmaceuticals Inc
(e)
366 1
Trevi Therapeutics Inc
(e)
3,341 10
Vaxcyte Inc
(e)
172,380 18,333
Verrica Pharmaceuticals Inc
(a),(e)
2,559 4
Xeris Biopharma Holdings Inc
(e)
13,025 42
Y-mAbs Therapeutics Inc
(e)
3,391 49
$ 81,272
Pipelines - 0 .00%
Kinetik Holdings Inc 366 18
NextDecade Corp
(e)
10,732 62
$ 80
Private Equity - 0 .00%
P10 Inc 3,297 37
Patria Investments Ltd 5,092 59
$ 96
Real Estate - 0 .04%
Compass Inc
(e)
35,054 223
eXp World Holdings Inc
(a)
7,522 100
Maui Land & Pineapple Co Inc
(e)
611 13
McGrath RentCorp 2,269 258
Offerpad Solutions Inc
(e)
269 1
Real Brokerage Inc/The
(e)
8,835 48
Redfin Corp
(e)
10,909 113
Sky Harbour Group Corp
(e)
1,049 12
St Joe Co/The 3,325 172
$ 940

Schedule of Investments
SmallCap Growth Fund I
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs - 0 .70%
AG Mortgage Investment Trust Inc 382 $ 3
Alexander's Inc 199 45
Angel Oak Mortgage REIT Inc 350 3
Apartment Investment and Management Co
(e)
6,330 54
Armada Hoffler Properties Inc 471 5
CareTrust REIT Inc 1,068 35
CBL & Associates Properties Inc 1,420 38
Clipper Realty Inc 941 6
Community Healthcare Trust Inc 171 3
EastGroup Properties Inc 48,617 8,327
Gladstone Commercial Corp 526 8
KKR Real Estate Finance Trust Inc 1,556 18
NETSTREIT Corp 1,436 22
Outfront Media Inc 5,367 95
Phillips Edison & Co Inc 1,645 62
Postal Realty Trust Inc 753 11
Ryman Hospitality Properties Inc 31,729 3,397
Saul Centers Inc 843 33
Strawberry Fields REIT Inc 473 6
Tanger Inc 3,858 128
Terreno Realty Corp 41,366 2,480
UMH Properties Inc 955 18
Universal Health Realty Income Trust 958 38
$ 14,835
Retail - 5 .01%
Abercrombie & Fitch Co
(e)
4,657 614
Academy Sports & Outdoors Inc 1,679 85
American Eagle Outfitters Inc 13,364 262
Arko Corp 749 5
Beacon Roofing Supply Inc
(e)
5,504 507
BJ's Restaurants Inc
(e)
127,746 4,738
Blink Charging Co
(a),(e)
3,496 7
Bloomin' Brands Inc 3,861 64
Boot Barn Holdings Inc
(e)
82,180 10,235
Brinker International Inc
(e)
3,684 378
Buckle Inc/The 2,840 121
Build-A-Bear Workshop Inc 1,160 44
Caleres Inc 995 30
Camping World Holdings Inc 3,909 78
Casey's General Stores Inc 41,629 16,403
Cheesecake Factory Inc/The 4,461 206
Cracker Barrel Old Country Store Inc 490 23
Dave & Buster's Entertainment Inc
(e)
2,970 110
Denny's Corp
(e)
3,583 23
Dine Brands Global Inc 189 6
Dutch Bros Inc
(e)
235,430 7,797
EVgo Inc
(e)
1,165 9
First Watch Restaurant Group Inc
(e)
147,214 2,502
FirstCash Holdings Inc 3,565 369
Freshpet Inc
(e)
184,025 24,391
Genesco Inc
(e)
241 6
GMS Inc
(e)
3,335 300
GrowGeneration Corp
(e)
565 1
J Jill Inc 401 10
Jack in the Box Inc
(a)
44,577 2,195
Kura Sushi USA Inc
(a),(e)
546 55
Leslie's Inc
(e)
10,123 27
National Vision Holdings Inc
(e)
175,693 1,827
Ollie's Bargain Outlet Holdings Inc
(e)
144,626 13,281
ONE Group Hospitality Inc/The
(e)
1,798 6
Papa John's International Inc 2,213 116
Patrick Industries Inc 1,999 252
Portillo's Inc
(e)
243,384 3,147
Potbelly Corp
(e)
2,715 20
PriceSmart Inc 1,467 122
Qurate Retail Inc
(e)
319 1
Savers Value Village Inc
(e)
2,314 24
Shake Shack Inc
(e)
3,521 428
Sonic Automotive Inc 395 22
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Sweetgreen Inc
(e)
9,161 $ 331
Texas Roadhouse Inc 45,539 8,703
Tile Shop Holdings Inc
(e)
985 7
Urban Outfitters Inc
(e)
1,639 59
Victoria's Secret & Co
(e)
1,670 51
Warby Parker Inc
(e)
8,095 137
Wingstop Inc 21,814 6,276
$ 106,411
Savings & Loans - 0 .39%
Axos Financial Inc
(e)
122,183 8,275
Greene County Bancorp Inc 699 19
$ 8,294
Semiconductors - 4 .85%
ACM Research Inc
(e)
3,222 61
Aehr Test Systems
(a),(e)
2,537 36
Ambarella Inc
(e)
1,834 103
Arteris Inc
(e)
2,729 19
Axcelis Technologies Inc
(e)
3,015 257
CEVA Inc
(e)
1,813 42
Diodes Inc
(e)
476 28
Entegris Inc 99,800 10,450
FormFactor Inc
(e)
165,186 6,274
GCT Semiconductor Holding Inc
(e)
1,022 2
Impinj Inc
(e)
89,958 17,091
Kulicke & Soffa Industries Inc 102,716 4,608
Lattice Semiconductor Corp
(e)
62,784 3,181
MACOM Technology Solutions Holdings Inc
(e)
132,351 14,876
MaxLinear Inc
(e)
6,926 90
Navitas Semiconductor Corp
(a),(e)
1,490 4
Onto Innovation Inc
(e)
38,959 7,727
Ouster Inc
(a),(e)
690 5
Photronics Inc
(e)
1,920 44
Power Integrations Inc 111,331 6,727
QuickLogic Corp
(a),(e)
1,190 9
Rambus Inc
(e)
135,775 6,493
Semtech Corp
(e)
281,907 12,457
Silicon Laboratories Inc
(e)
2,977 309
SiTime Corp
(e)
55,716 9,416
SkyWater Technology Inc
(a),(e)
251,229 2,464
Synaptics Inc
(e)
292 20
Ultra Clean Holdings Inc
(e)
4,088 137
Veeco Instruments Inc
(e)
4,340 125
$ 103,055
Software - 11 .41%
8x8 Inc
(e)
11,861 26
ACI Worldwide Inc
(e)
9,773 481
ACV Auctions Inc
(e)
641,748 11,096
Adeia Inc 8,528 106
Agilysys Inc
(e)
57,072 5,710
Airship AI Holdings Inc
(e)
416 1
Alignment Healthcare Inc
(e)
9,297 115
Alkami Technology Inc
(e)
116,692 4,273
Altair Engineering Inc
(e)
142,504 14,819
Amplitude Inc
(e)
7,092 64
Appian Corp
(e)
3,715 133
Asana Inc
(e)
7,492 89
AvePoint Inc
(e)
11,788 143
AvidXchange Holdings Inc
(e)
16,185 133
Bandwidth Inc
(e)
2,016 39
BigBear.ai Holdings Inc
(e)
7,053 11
BigCommerce Holdings Inc
(e)
6,535 34
Blackbaud Inc
(e)
3,809 288
BlackLine Inc
(e)
72,092 3,992
Blend Labs Inc
(e)
21,488 78
Box Inc
(e)
13,059 415
Braze Inc
(e)
212,156 6,674
C3.ai Inc
(a),(e)
7,799 192
CCC Intelligent Solutions Holdings Inc
(e)
1,580,967 16,458
Clear Secure Inc 235,620 8,666

Schedule of Investments
SmallCap Growth Fund I
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Clearwater Analytics Holdings Inc
(e)
623,266 $ 16,273
Climb Global Solutions Inc 380 39
CommVault Systems Inc
(e)
19,388 3,028
CS Disco Inc
(e)
1,691 10
CSG Systems International Inc 2,722 127
Daily Journal Corp
(e)
92 45
Digimarc Corp
(e)
1,299 40
DigitalOcean Holdings Inc
(e)
6,076 240
Domo Inc
(e)
3,343 27
Donnelley Financial Solutions Inc
(e)
1,532 89
Duolingo Inc
(e)
35,460 10,389
Dynatrace Inc
(e)
330,401 17,776
eGain Corp
(e)
1,797 9
Enfusion Inc
(e)
4,475 40
Envestnet Inc
(e)
138,121 8,671
EverCommerce Inc
(e)
1,543 16
Evolent Health Inc
(e)
10,650 249
Fastly Inc
(e)
9,527 69
Freshworks Inc
(e)
19,140 224
GigaCloud Technology Inc
(a),(e)
2,150 49
Golden Matrix Group Inc
(e)
1,869 5
Guidewire Software Inc
(e)
44,501 8,289
Health Catalyst Inc
(e)
477 4
I3 Verticals Inc
(e)
184 4
Ibotta Inc
(a),(e)
10,302 755
iLearningEngines Holdings Inc
(a),(e)
2,378 4
Innodata Inc
(e)
2,454 49
Inspired Entertainment Inc
(e)
2,170 21
Instructure Holdings Inc
(e)
1,137 27
Intapp Inc
(e)
240,640 12,073
IonQ Inc
(a),(e)
18,464 278
Jamf Holding Corp
(e)
7,550 126
Kaltura Inc
(e)
8,924 11
Klaviyo Inc
(e)
276,080 10,499
Life360 Inc
(e)
51,154 2,193
Matterport Inc
(e)
24,364 111
Meridianlink Inc
(e)
1,586 35
Monday.com Ltd
(e)
35,910 10,553
N-able Inc/US
(e)
6,619 81
Olo Inc
(e)
5,036 25
Onestream Inc
(e)
162,572 4,799
PagerDuty Inc
(e)
8,483 153
PDF Solutions Inc
(e)
245,950 6,965
Phreesia Inc
(e)
651,305 11,912
Porch Group Inc
(e)
7,698 17
Privia Health Group Inc
(e)
9,486 174
Progress Software Corp 3,946 253
PROS Holdings Inc
(e)
306,975 6,078
PubMatic Inc
(e)
3,861 57
Red Violet Inc
(e)
1,040 31
ReposiTrak Inc
(a)
1,165 22
Sapiens International Corp NV 2,831 104
Schrodinger Inc/United States
(e)
5,147 91
SEMrush Holdings Inc
(e)
3,340 44
Silvaco Group Inc
(e)
455 3
Simulations Plus Inc 1,445 39
SoundHound AI Inc
(a),(e)
27,001 136
Sprout Social Inc
(e)
44,962 1,191
SPS Commerce Inc
(e)
73,957 12,203
Take-Two Interactive Software Inc
(e)
64,588 10,445
Talkspace Inc
(e)
11,404 36
Tempus AI Inc
(a),(e)
85,820 3,829
Vertex Inc
(e)
5,022 208
Viant Technology Inc
(e)
1,542 18
Waystar Holding Corp
(e)
2,583 74
Weave Communications Inc
(e)
3,611 51
WM Technology Inc
(e)
6,852 5
Workiva Inc
(e)
76,939 6,136
Yext Inc
(e)
9,728 70
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Zeta Global Holdings Corp
(e)
16,571 $ 459
Zuora Inc
(e)
12,862 127
$ 242,319
Telecommunications - 1 .80%
A10 Networks Inc 6,566 96
Anterix Inc
(e)
881 29
Applied Digital Corp
(a),(e)
7,500 51
Calix Inc
(e)
4,007 142
Credo Technology Group Holding Ltd
(e)
371,542 14,007
DigitalBridge Group Inc 677,919 10,636
Extreme Networks Inc
(e)
6,236 93
Globalstar Inc
(e)
56,640 60
Gogo Inc
(e)
2,729 18
Harmonic Inc
(e)
10,266 114
IDT Corp - Class B 1,053 49
Infinera Corp
(a),(e)
965,522 6,489
InterDigital Inc 42,426 6,382
Ooma Inc
(e)
275 3
Preformed Line Products Co 22 3
$ 38,172
Transportation - 1 .12%
ArcBest Corp 70,031 7,296
Costamare Inc 256 3
Covenant Logistics Group Inc 114 6
CryoPort Inc
(e)
3,318 22
Dorian LPG Ltd 1,668 48
FLEX LNG Ltd 1,668 41
Heartland Express Inc 1,885 20
Himalaya Shipping Ltd
(e)
2,757 18
Kirby Corp
(e)
79,980 9,179
Marten Transport Ltd 1,212 19
PAM Transportation Services Inc
(e)
98 2
Proficient Auto Logistics Inc
(e)
150,434 1,232
RXO Inc
(e)
203,727 5,743
SFL Corp Ltd 2,486 26
Universal Logistics Holdings Inc 208 9
Werner Enterprises Inc 741 27
World Kinect Corp 521 14
$ 23,705
Water - 0 .01%
American States Water Co 1,948 161
California Water Service Group 1,428 74
Consolidated Water Co Ltd 314 8
Global Water Resources Inc 1,070 13
Middlesex Water Co 202 12
York Water Co/The 150 5
$ 273
TOTAL COMMON STOCKS $ 2,066,567
Total Investments $ 2,169,865
Other Assets and Liabilities -  (2.13)% (45,313)
TOTAL NET ASSETS - 100.00% $ 2,124,552
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $37,661 or 1.77% of net assets.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $39,551 or
1.86% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.

Schedule of Investments
SmallCap Growth Fund I
October 31, 2024
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.75% $ 76,745 $ 1,608,359 $ 1,602,287 $ 82,817
$ 76,745 $ 1,608,359 $ 1,602,287 $ 82,817
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.75% $ 3,213 $ — $ — $ —
$ 3,213 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; December 2024 Long 39 $ 4,307 $ (95)
Total $ (95)
Amounts in thousands except contracts.

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 2 .20 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .14%
iShares Core S&P Small-Cap ETF 14,744 $ 1,680
Money Market Funds - 2 .06%
BlackRock Liquidity FedFund - Institutional Class
4.75%
(a),(b)
2,912,125 2,912
Principal Government Money Market Fund - Class
R-6 4.75%
(a),(c)
22,194,066 22,194
$ 25,106
TOTAL INVESTMENT COMPANIES $ 26,786
COMMON STOCKS - 98 .04 % Shares Held Value (000's)
Aerospace & Defense - 1 .38%
AAR Corp
(d)
31,679 $ 1,859
AeroVironment Inc
(d)
25,204 5,418
Barnes Group Inc 41,103 1,922
Mercury Systems Inc
(d)
45,427 1,469
Moog Inc 25,878 4,881
National Presto Industries Inc 4,600 331
Triumph Group Inc
(d)
69,566 963
$ 16,843
Agriculture - 0 .28%
Andersons Inc/The 28,904 1,312
Fresh Del Monte Produce Inc 30,188 970
Universal Corp/VA 22,215 1,131
$ 3,413
Airlines - 0 .96%
Alaska Air Group Inc
(d)
113,496 5,438
Allegiant Travel Co 13,050 848
JetBlue Airways Corp
(d)
268,337 1,529
SkyWest Inc
(d)
36,080 3,435
Sun Country Airlines Holdings Inc
(d)
35,155 494
$ 11,744
Apparel - 1 .42%
Hanesbrands Inc
(d)
316,384 2,199
Kontoor Brands Inc 45,086 3,861
Oxford Industries Inc 13,258 963
Steven Madden Ltd 65,326 2,937
VF Corp 297,601 6,163
Wolverine World Wide Inc 71,980 1,108
$ 17,231
Automobile Manufacturers - 0 .06%
Wabash National Corp 39,583 690
Automobile Parts & Equipment - 0 .97%
Adient PLC
(d)
78,437 1,532
American Axle & Manufacturing Holdings Inc
(d)
105,779 598
Dana Inc 116,079 890
Dorman Products Inc
(d)
24,480 2,792
Fox Factory Holding Corp
(d)
37,499 1,350
Gentherm Inc
(d)
28,189 1,183
Phinia Inc 39,295 1,830
Standard Motor Products Inc 18,555 597
Titan International Inc
(d)
44,142 284
XPEL Inc
(d)
20,389 786
$ 11,842
Banks - 8 .30%
Ameris Bancorp 58,189 3,607
Atlantic Union Bankshares Corp 80,771 3,053
BancFirst Corp 17,824 1,938
Bancorp Inc/The
(d)
44,045 2,214
Bank of Hawaii Corp 35,743 2,582
BankUnited Inc 67,251 2,377
Banner Corp 30,999 1,985
Cathay General Bancorp 64,926 2,985
Central Pacific Financial Corp 24,348 656
City Holding Co 13,227 1,542
Comerica Inc 119,353 7,604
Community Financial System Inc 47,271 2,890
Customers Bancorp Inc
(d)
26,520 1,223
CVB Financial Corp 118,123 2,295
Dime Community Bancshares Inc 31,698 953
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Eagle Bancorp Inc 27,149 $ 712
FB Financial Corp 31,472 1,548
First BanCorp/Puerto Rico 146,490 2,824
First Bancorp/Southern Pines NC 37,136 1,549
First Commonwealth Financial Corp 91,803 1,509
First Financial Bancorp 85,898 2,197
First Hawaiian Inc 115,049 2,846
Fulton Financial Corp 163,647 2,964
Hanmi Financial Corp 27,055 619
Heritage Financial Corp/WA 31,034 713
Hilltop Holdings Inc 41,488 1,271
Hope Bancorp Inc 108,614 1,346
Independent Bank Corp 38,218 2,404
Independent Bank Group Inc 32,436 1,893
Lakeland Financial Corp 22,946 1,493
National Bank Holdings Corp 34,112 1,534
NBT Bancorp Inc 42,437 1,888
OFG Bancorp 41,888 1,687
Park National Corp 13,078 2,260
Pathward Financial Inc 22,470 1,590
Preferred Bank/Los Angeles CA 11,157 941
Renasant Corp 57,177 1,950
S&T Bancorp Inc 34,416 1,307
Seacoast Banking Corp of Florida 76,051 2,031
ServisFirst Bancshares Inc 45,132 3,752
Simmons First National Corp 112,950 2,620
Southside Bancshares Inc 25,594 829
Stellar Bancorp Inc 42,897 1,168
Tompkins Financial Corp 11,268 727
Triumph Financial Inc
(d)
19,717 1,742
TrustCo Bank Corp NY 17,102 564
Trustmark Corp 55,063 1,912
United Community Banks Inc/GA 107,238 3,052
Veritex Holdings Inc 48,927 1,321
Walker & Dunlop Inc 28,845 3,155
Westamerica BanCorp 24,008 1,237
$ 101,059
Beverages - 0 .13%
MGP Ingredients Inc 12,662 608
National Beverage Corp 21,047 951
$ 1,559
Biotechnology - 2 .04%
ADMA Biologics Inc
(d)
209,686 3,420
ANI Pharmaceuticals Inc
(d)
14,924 854
Arcus Biosciences Inc
(d)
48,529 742
Certara Inc
(d)
98,418 1,004
Cytek Biosciences Inc
(d)
95,825 474
Dynavax Technologies Corp
(d)
109,639 1,299
Innoviva Inc
(d)
49,529 969
Krystal Biotech Inc
(d)
22,745 3,924
Ligand Pharmaceuticals Inc
(d)
16,435 1,737
Myriad Genetics Inc
(d)
81,705 1,794
NeoGenomics Inc
(d)
115,294 1,567
OmniAb Operations Inc
(d)
7,689 —
OmniAb Operations Inc
(d)
7,689 —
REGENXBIO Inc
(d)
40,905 351
TG Therapeutics Inc
(d)
120,016 3,008
Vericel Corp
(d)
44,109 1,943
Vir Biotechnology Inc
(d)
82,358 617
Xencor Inc
(d)
55,628 1,169
$ 24,872
Building Materials - 2 .66%
American Woodmark Corp
(d)
14,023 1,272
Apogee Enterprises Inc 19,732 1,477
Armstrong World Industries Inc 39,315 5,486
Boise Cascade Co 35,013 4,658
Gibraltar Industries Inc
(d)
27,420 1,850
Griffon Corp 36,782 2,313
Hayward Holdings Inc
(d)
127,732 2,077

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
Masterbrand Inc
(d)
114,314 $ 2,053
MDU Resources Group Inc 182,730 5,272
SPX Technologies Inc
(d)
41,591 5,968
$ 32,426
Chemicals - 2 .14%
AdvanSix Inc 24,033 682
Balchem Corp 29,188 4,884
Hawkins Inc 17,114 1,830
HB Fuller Co 49,050 3,590
Ingevity Corp
(d)
32,695 1,366
Innospec Inc 22,439 2,418
Koppers Holdings Inc 18,460 628
Mativ Holdings Inc 48,874 755
Minerals Technologies Inc 28,941 2,179
Quaker Chemical Corp 12,409 1,881
Rogers Corp
(d)
15,227 1,527
Sensient Technologies Corp 38,121 2,877
Stepan Co 19,022 1,376
$ 25,993
Coal - 1 .14%
Alpha Metallurgical Resources Inc 9,837 2,049
Arch Resources Inc 16,270 2,388
CONSOL Energy Inc 24,064 2,669
Peabody Energy Corp 113,261 2,975
SunCoke Energy Inc 75,652 780
Warrior Met Coal Inc 47,061 2,971
$ 13,832
Commercial Services - 4 .33%
ABM Industries Inc 56,464 2,996
Adtalem Global Education Inc
(d)
33,907 2,744
Alarm.com Holdings Inc
(d)
44,306 2,363
AMN Healthcare Services Inc
(d)
34,187 1,297
Arlo Technologies Inc
(d)
89,906 913
CoreCivic Inc
(d)
99,203 1,370
Deluxe Corp 39,774 746
EVERTEC Inc 57,558 1,886
GEO Group Inc/The
(d)
122,367 1,858
Green Dot Corp
(d)
48,319 549
Healthcare Services Group Inc
(d)
66,018 724
Heidrick & Struggles International Inc 18,278 714
Hertz Global Holdings Inc
(d),(e)
110,271 307
John Wiley & Sons Inc 37,087 1,828
Kelly Services Inc 29,030 580
Korn Ferry 47,458 3,353
LiveRamp Holdings Inc
(d)
59,926 1,500
Matthews International Corp 27,527 641
Mister Car Wash Inc
(d)
83,962 631
Monro Inc 26,918 738
Payoneer Global Inc
(d)
227,682 1,963
Perdoceo Education Corp 55,537 1,241
PROG Holdings Inc 38,074 1,663
Progyny Inc
(d)
70,656 1,063
Robert Half Inc 92,030 6,268
Strategic Education Inc 21,931 1,907
Stride Inc
(d)
38,275 3,570
Upbound Group Inc 43,783 1,280
Verra Mobility Corp
(d)
148,132 3,847
Vestis Corp 102,908 1,391
Viad Corp
(d)
19,040 713
$ 52,644
Computers - 1 .04%
Corsair Gaming Inc
(d)
40,288 259
DXC Technology Co
(d)
162,664 3,231
Insight Enterprises Inc
(d)
25,211 4,410
NCR Atleos Corp
(d)
65,061 1,703
NCR Voyix Corp
(d)
130,778 1,675
NetScout Systems Inc
(d)
64,160 1,349
$ 12,627
COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products - 0 .61%
Central Garden & Pet Co
(d)
8,572 $ 294
Central Garden & Pet Co - A Shares
(d)
46,788 1,364
Helen of Troy Ltd
(d)
20,522 1,306
Quanex Building Products Corp 42,507 1,235
WD-40 Co 12,189 3,194
$ 7,393
Cosmetics & Personal Care - 0 .56%
Edgewell Personal Care Co 44,360 1,551
Interparfums Inc 16,134 1,953
Prestige Consumer Healthcare Inc
(d)
44,583 3,288
$ 6,792
Distribution & Wholesale - 0 .76%
G-III Apparel Group Ltd
(d)
35,617 1,079
OPENLANE Inc
(d)
97,717 1,544
Resideo Technologies Inc
(d)
131,717 2,591
Rush Enterprises Inc - Class A 55,659 3,149
ScanSource Inc
(d)
20,451 867
$ 9,230
Diversified Financial Services - 4 .31%
Air Lease Corp 93,184 4,133
Artisan Partners Asset Management Inc 62,885 2,773
BGC Group Inc 340,428 3,190
Bread Financial Holdings Inc 44,691 2,228
Brightsphere Investment Group Inc 25,011 660
Cohen & Steers Inc 24,104 2,381
Encore Capital Group Inc
(d)
21,314 974
Enova International Inc
(d)
23,747 2,064
EZCORP Inc
(d)
46,574 535
Moelis & Co 63,301 4,203
Mr Cooper Group Inc
(d)
58,013 5,137
Navient Corp 70,868 1,008
Piper Sandler Cos 14,244 4,040
PJT Partners Inc 21,405 2,974
PRA Group Inc
(d)
35,461 715
Radian Group Inc 135,322 4,724
StepStone Group Inc 56,371 3,390
StoneX Group Inc
(d)
25,452 2,292
Virtu Financial Inc 73,737 2,283
Virtus Investment Partners Inc 5,990 1,296
WisdomTree Inc 107,080 1,108
World Acceptance Corp
(d)
2,962 338
$ 52,446
Electric - 1 .01%
Avista Corp 70,805 2,654
Clearway Energy Inc - Class A 31,141 829
Clearway Energy Inc - Class C 74,515 2,115
MGE Energy Inc 32,547 2,945
Otter Tail Corp 37,630 2,955
Unitil Corp 14,550 842
$ 12,340
Electrical Components & Equipment - 0 .37%
Energizer Holdings Inc 58,777 1,885
Insteel Industries Inc 17,494 472
Powell Industries Inc 8,413 2,145
$ 4,502
Electronics - 2 .94%
Advanced Energy Industries Inc 33,893 3,678
Badger Meter Inc 26,460 5,293
Benchmark Electronics Inc 32,483 1,406
Brady Corp 39,532 2,812
CTS Corp 27,318 1,352
ESCO Technologies Inc 23,169 2,909
Itron Inc
(d)
40,451 4,521
Knowles Corp
(d)
79,551 1,378
Mesa Laboratories Inc 4,866 555
OSI Systems Inc
(d)
14,264 1,886
Plexus Corp
(d)
24,494 3,530
Sanmina Corp
(d)
49,162 3,446

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics (continued)
TTM Technologies Inc
(d)
91,718 $ 2,058
Vicor Corp
(d)
20,691 946
$ 35,770
Energy - Alternate Sources - 0 .42%
Green Plains Inc
(d)
58,166 711
REX American Resources Corp
(d)
13,858 620
SolarEdge Technologies Inc
(d)
51,548 880
Sunrun Inc
(d)
201,102 2,906
$ 5,117
Engineering & Construction - 1 .51%
Arcosa Inc 43,889 4,110
Dycom Industries Inc
(d)
26,173 4,563
Frontdoor Inc
(d)
68,843 3,421
Granite Construction Inc 39,303 3,303
MYR Group Inc
(d)
14,852 1,945
NV5 Global Inc
(d)
46,876 1,071
$ 18,413
Entertainment - 1 .12%
Cinemark Holdings Inc
(d)
96,067 2,858
Golden Entertainment Inc 19,105 561
Madison Square Garden Sports Corp
(d)
15,027 3,347
Monarch Casino & Resort Inc 11,454 899
Penn Entertainment Inc
(d)
134,575 2,658
Six Flags Entertainment Corp 83,773 3,301
$ 13,624
Environmental Control - 0 .05%
Enviri Corp
(d)
72,071 552
Food - 1 .43%
B&G Foods Inc 71,218 607
Cal-Maine Foods Inc 36,615 3,214
Chefs' Warehouse Inc/The
(d)
31,171 1,244
Grocery Outlet Holding Corp
(d)
88,154 1,261
Hain Celestial Group Inc/The
(d)
80,826 706
J & J Snack Foods Corp 13,980 2,294
John B Sanfilippo & Son Inc 8,104 669
Simply Good Foods Co/The
(d)
81,978 2,759
SpartanNash Co 30,358 639
Tootsie Roll Industries Inc 14,831 433
TreeHouse Foods Inc
(d)
42,021 1,529
United Natural Foods Inc
(d)
53,501 1,088
WK Kellogg Co 59,505 989
$ 17,432
Forest Products & Paper - 0 .22%
Sylvamo Corp 30,985 2,634
Gas - 0 .31%
Chesapeake Utilities Corp 20,198 2,420
Northwest Natural Holding Co 34,789 1,353
$ 3,773
Hand & Machine Tools - 0 .60%
Enerpac Tool Group Corp 48,850 2,155
Franklin Electric Co Inc 35,337 3,382
Kennametal Inc 70,083 1,775
$ 7,312
Healthcare - Products - 3 .88%
Artivion Inc
(d)
33,919 893
Avanos Medical Inc
(d)
41,337 772
BioLife Solutions Inc
(d)
32,376 758
CONMED Corp 27,710 1,891
Embecta Corp 51,888 731
Glaukos Corp
(d)
49,434 6,538
ICU Medical Inc
(d)
21,972 3,751
Inari Medical Inc
(d)
45,080 2,182
Inspire Medical Systems Inc
(d)
26,827 5,232
Integer Holdings Corp
(d)
30,166 3,748
Integra LifeSciences Holdings Corp
(d)
60,024 1,126
LeMaitre Vascular Inc 18,395 1,626
Merit Medical Systems Inc
(d)
52,368 5,167
Omnicell Inc
(d)
41,378 2,013
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Patterson Cos Inc 70,574 $ 1,483
QuidelOrtho Corp
(d)
52,017 1,979
STAAR Surgical Co
(d)
44,237 1,282
Tandem Diabetes Care Inc
(d)
58,895 1,847
TransMedics Group Inc
(d)
30,010 2,460
UFP Technologies Inc
(d)
6,559 1,751
$ 47,230
Healthcare - Services - 1 .51%
Addus HomeCare Corp
(d)
16,103 2,003
Astrana Health Inc
(d)
37,365 2,009
CorVel Corp
(d)
8,169 2,433
Fortrea Holdings Inc
(d)
80,606 1,356
Fulgent Genetics Inc
(d)
17,989 386
National HealthCare Corp 11,101 1,288
Pediatrix Medical Group Inc
(d)
76,027 937
RadNet Inc
(d)
58,550 3,808
Select Medical Holdings Corp 94,746 3,039
US Physical Therapy Inc 13,565 1,088
$ 18,347
Home Builders - 2 .52%
Cavco Industries Inc
(d)
7,423 3,042
Century Communities Inc 24,810 2,200
Green Brick Partners Inc
(d)
27,620 1,906
Installed Building Products Inc 20,961 4,546
LCI Industries 22,907 2,549
LGI Homes Inc
(d)
18,605 1,890
M/I Homes Inc
(d)
24,661 3,738
Meritage Homes Corp 32,681 5,922
Tri Pointe Homes Inc
(d)
84,195 3,404
Winnebago Industries Inc 26,049 1,460
$ 30,657
Home Furnishings - 0 .39%
Ethan Allen Interiors Inc 20,348 563
Leggett & Platt Inc 120,699 1,448
MillerKnoll Inc 62,822 1,405
Sonos Inc
(d)
108,864 1,364
$ 4,780
Housewares - 0 .27%
Newell Brands Inc 374,242 3,293
Insurance - 3 .17%
Ambac Financial Group Inc
(d)
42,678 483
AMERISAFE Inc 17,145 927
Assured Guaranty Ltd 44,494 3,713
Employers Holdings Inc 22,344 1,089
Genworth Financial Inc
(d)
388,664 2,620
Goosehead Insurance Inc
(d)
21,780 2,372
HCI Group Inc 7,593 860
Horace Mann Educators Corp 36,677 1,366
Jackson Financial Inc 67,689 6,765
Lincoln National Corp 153,113 5,321
Mercury General Corp 23,911 1,617
NMI Holdings Inc
(d)
71,676 2,772
Palomar Holdings Inc
(d)
23,557 2,115
ProAssurance Corp
(d)
46,021 685
Safety Insurance Group Inc 13,348 1,045
SiriusPoint Ltd
(d)
87,633 1,151
Stewart Information Services Corp 24,901 1,713
Trupanion Inc
(d)
29,966 1,642
United Fire Group Inc 19,146 376
$ 38,632
Internet - 2 .45%
Cargurus Inc
(d)
78,599 2,438
Cars.com Inc
(d)
54,642 874
Cogent Communications Holdings Inc 37,935 3,045
ePlus Inc
(d)
23,915 2,127
Etsy Inc
(d)
103,232 5,310
HealthStream Inc 21,611 632
Hims & Hers Health Inc
(d)
170,440 3,209

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
IAC Inc
(d)
63,599 $ 3,050
Liquidity Services Inc
(d)
20,052 433
QuinStreet Inc
(d)
49,727 1,044
Shutterstock Inc 21,986 705
Sprinklr Inc
(d)
108,323 805
TechTarget Inc
(d)
23,135 670
TripAdvisor Inc
(d)
98,491 1,580
Yelp Inc
(d)
60,194 2,055
Ziff Davis Inc
(d)
40,249 1,862
$ 29,839
Investment Companies - 0 .67%
HA Sustainable Infrastructure Capital Inc 104,765 3,666
MARA Holdings Inc
(d)
264,915 4,442
$ 8,108
Iron & Steel - 1 .09%
ATI Inc
(d)
111,971 5,902
Carpenter Technology Corp 44,934 6,718
Haynes International Inc 11,425 689
$ 13,309
Leisure Products & Services - 0 .38%
Sabre Corp
(d)
346,981 1,110
Topgolf Callaway Brands Corp
(d)
127,323 1,236
Vista Outdoor Inc
(d)
52,546 2,311
$ 4,657
Machinery - Construction & Mining - 0 .05%
Astec Industries Inc 20,513 652
Machinery - Diversified - 2 .05%
Alamo Group Inc 9,331 1,582
Albany International Corp 28,070 1,907
Cactus Inc 59,808 3,546
CSW Industrials Inc 14,960 5,283
DXP Enterprises Inc/TX
(d)
11,506 565
Gates Industrial Corp PLC
(d)
203,426 3,936
Ichor Holdings Ltd
(d)
30,306 826
Lindsay Corp 9,794 1,172
Tennant Co 17,008 1,489
Zurn Elkay Water Solutions Corp 129,166 4,663
$ 24,969
Media - 0 .40%
Cable One Inc 4,146 1,416
Scholastic Corp 22,463 558
TEGNA Inc 148,825 2,445
Thryv Holdings Inc
(d)
30,698 442
$ 4,861
Metal Fabrication & Hardware - 1 .29%
AZZ Inc 26,823 2,043
Metallus Inc
(d)
34,405 485
Mueller Industries Inc 101,950 8,357
Proto Labs Inc
(d)
22,624 620
Standex International Corp 10,665 1,961
Worthington Enterprises Inc 27,960 1,071
Worthington Steel Inc 31,279 1,196
$ 15,733
Mining - 0 .32%
Century Aluminum Co
(d)
46,746 825
Kaiser Aluminum Corp 14,340 1,065
MP Materials Corp
(d),(e)
110,097 1,981
$ 3,871
Miscellaneous Manufacturers - 1 .45%
Enpro Inc 18,869 2,747
Federal Signal Corp 55,010 4,487
Hillenbrand Inc 63,177 1,741
John Bean Technologies Corp 28,647 3,192
Materion Corp 18,666 1,897
Myers Industries Inc 33,486 394
Sturm Ruger & Co Inc 15,164 596
Trinity Industries Inc 74,172 2,543
$ 17,597
COMMON STOCKS (continued) Shares Held Value (000’s)
Office & Business Equipment - 0 .15%
Pitney Bowes Inc 140,498 $ 1,013
Xerox Holdings Corp 104,012 850
$ 1,863
Office Furnishings - 0 .25%
HNI Corp 42,407 2,090
Interface Inc 52,452 916
$ 3,006
Oil & Gas - 2 .21%
California Resources Corp 62,593 3,253
Comstock Resources Inc 81,508 942
Crescent Energy Co 138,027 1,716
CVR Energy Inc 30,748 489
Helmerich & Payne Inc 88,842 2,985
Magnolia Oil & Gas Corp 169,273 4,279
Nabors Industries Ltd
(d)
8,076 601
Northern Oil & Gas Inc 89,684 3,251
Par Pacific Holdings Inc
(d)
50,676 783
Patterson-UTI Energy Inc 321,772 2,468
SM Energy Co 102,933 4,320
Talos Energy Inc
(d)
111,829 1,143
Vital Energy Inc
(d)
24,265 662
$ 26,892
Oil & Gas Services - 1 .28%
Archrock Inc 151,980 3,043
Bristow Group Inc
(d)
22,141 734
Core Laboratories Inc 42,204 798
DNOW Inc
(d)
95,783 1,133
Helix Energy Solutions Group Inc
(d)
128,584 1,189
Innovex International Inc
(d)
30,995 440
Liberty Energy Inc 148,735 2,539
Oceaneering International Inc
(d)
91,295 2,228
ProPetro Holding Corp
(d)
72,154 498
RPC Inc 74,323 422
Tidewater Inc
(d)
43,445 2,610
$ 15,634
Packaging & Containers - 0 .55%
Clearwater Paper Corp
(d)
14,963 377
O-I Glass Inc
(d)
140,092 1,556
Sealed Air Corp 131,051 4,742
$ 6,675
Pharmaceuticals - 2 .29%
AdaptHealth Corp
(d)
95,067 978
Alkermes PLC
(d)
148,140 3,807
Amphastar Pharmaceuticals Inc
(d)
34,156 1,726
Catalyst Pharmaceuticals Inc
(d)
100,368 2,188
Collegium Pharmaceutical Inc
(d)
28,981 989
Corcept Therapeutics Inc
(d)
83,664 4,097
Harmony Biosciences Holdings Inc
(d)
27,100 871
Ironwood Pharmaceuticals Inc
(d)
126,460 500
Organon & Co 231,629 4,350
Owens & Minor Inc
(d)
66,479 845
Pacira BioSciences Inc
(d)
41,497 689
Phibro Animal Health Corp 18,296 423
Premier Inc 94,299 1,900
Protagonist Therapeutics Inc
(d)
52,993 2,429
Supernus Pharmaceuticals Inc
(d)
49,574 1,689
USANA Health Sciences Inc
(d)
9,941 367
$ 27,848
Real Estate - 0 .62%
Cushman & Wakefield PLC
(d)
206,237 2,795
eXp World Holdings Inc
(e)
76,064 1,013
Kennedy-Wilson Holdings Inc 106,313 1,137
Marcus & Millichap Inc 21,595 817
St Joe Co/The 34,147 1,765
$ 7,527

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs - 7 .89%
Acadia Realty Trust 94,759 $ 2,321
Alexander & Baldwin Inc 65,333 1,216
American Assets Trust Inc 42,736 1,152
Apollo Commercial Real Estate Finance Inc 114,503 1,018
Apple Hospitality REIT Inc 201,419 2,975
Arbor Realty Trust Inc 169,623 2,500
Armada Hoffler Properties Inc 61,061 661
ARMOUR Residential REIT Inc 43,872 823
Blackstone Mortgage Trust Inc 156,194 2,844
Brandywine Realty Trust 154,980 786
CareTrust REIT Inc 138,728 4,532
Centerspace 13,765 959
Curbline Properties Corp
(d)
86,594 1,960
DiamondRock Hospitality Co 186,455 1,598
Douglas Emmett Inc 150,605 2,679
Easterly Government Properties Inc 87,095 1,181
Ellington Financial Inc 78,205 945
Elme Communities 79,177 1,336
Essential Properties Realty Trust Inc 157,731 4,998
Four Corners Property Trust Inc 83,364 2,297
Franklin BSP Realty Trust Inc 73,616 958
Getty Realty Corp 44,846 1,408
Global Net Lease Inc 178,029 1,387
Highwoods Properties Inc 95,369 3,199
Hudson Pacific Properties Inc 126,883 548
Innovative Industrial Properties Inc 25,489 3,293
JBG SMITH Properties 77,827 1,323
KKR Real Estate Finance Trust Inc 52,394 607
LTC Properties Inc 39,126 1,495
LXP Industrial Trust 264,796 2,500
Macerich Co/The 194,311 3,634
Medical Properties Trust Inc 539,826 2,499
New York Mortgage Trust Inc 81,488 470
NexPoint Residential Trust Inc 20,116 838
Outfront Media Inc 123,938 2,201
Pebblebrook Hotel Trust 108,409 1,299
PennyMac Mortgage Investment Trust 78,143 1,053
Phillips Edison & Co Inc 110,204 4,167
Ready Capital Corp 151,329 1,037
Redwood Trust Inc 118,945 871
Retail Opportunity Investments Corp 114,661 1,777
Safehold Inc 41,131 875
Saul Centers Inc 10,856 425
Service Properties Trust 149,238 477
SITE Centers Corp 42,413 676
SL Green Realty Corp 58,309 4,409
Summit Hotel Properties Inc 97,462 596
Sunstone Hotel Investors Inc 182,933 1,846
Tanger Inc 98,378 3,269
Two Harbors Investment Corp 93,223 1,072
Uniti Group Inc 219,644 1,114
Universal Health Realty Income Trust 11,462 453
Urban Edge Properties 109,156 2,428
Veris Residential Inc 72,664 1,197
Whitestone REIT 39,636 546
Xenia Hotels & Resorts Inc 91,730 1,300
$ 96,028
Retail - 5 .85%
Academy Sports & Outdoors Inc 64,886 3,300
Advance Auto Parts Inc 53,637 1,914
American Eagle Outfitters Inc 160,809 3,150
Asbury Automotive Group Inc
(d)
17,975 4,095
Bath & Body Works Inc 200,819 5,699
BJ's Restaurants Inc
(d)
20,832 773
Bloomin' Brands Inc 68,033 1,129
Boot Barn Holdings Inc
(d)
27,443 3,418
Brinker International Inc
(d)
40,026 4,111
Buckle Inc/The 26,910 1,145
Caleres Inc 31,602 943
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Cheesecake Factory Inc/The 42,104 $ 1,946
Cracker Barrel Old Country Store Inc 19,974 950
Dave & Buster's Entertainment Inc
(d)
28,471 1,051
Foot Locker Inc
(d)
74,134 1,719
GMS Inc
(d)
35,672 3,207
Group 1 Automotive Inc 11,773 4,289
Guess? Inc 25,520 434
Jack in the Box Inc 17,207 847
Kohl's Corp
(e)
100,044 1,849
La-Z-Boy Inc 37,835 1,440
Leslie's Inc
(d)
166,198 447
MarineMax Inc
(d)
17,668 515
National Vision Holdings Inc
(d)
70,744 736
ODP Corp/The
(d)
30,208 937
Papa John's International Inc 29,351 1,538
Patrick Industries Inc 20,153 2,539
PC Connection Inc 11,115 708
PriceSmart Inc 22,623 1,880
Sally Beauty Holdings Inc
(d)
92,340 1,200
Shake Shack Inc
(d)
35,969 4,376
Shoe Carnival Inc 15,882 544
Signet Jewelers Ltd 40,131 3,679
Sonic Automotive Inc 13,117 744
Urban Outfitters Inc
(d)
51,255 1,843
Victoria's Secret & Co
(d)
70,440 2,132
$ 71,227
Savings & Loans - 1 .55%
Axos Financial Inc
(d)
48,684 3,297
Banc of California Inc 123,901 1,903
Berkshire Hills Bancorp Inc 37,964 1,034
Brookline Bancorp Inc 79,987 900
Capitol Federal Financial Inc 109,861 708
Northwest Bancshares Inc 114,587 1,523
Pacific Premier Bancorp Inc 86,747 2,213
Provident Financial Services Inc 117,388 2,193
WaFd Inc 73,065 2,483
WSFS Financial Corp 53,320 2,621
$ 18,875
Semiconductors - 2 .38%
Alpha & Omega Semiconductor Ltd
(d)
21,370 706
Axcelis Technologies Inc
(d)
29,345 2,503
CEVA Inc
(d)
21,309 497
Cohu Inc
(d)
42,210 1,052
Diodes Inc
(d)
41,681 2,438
FormFactor Inc
(d)
69,622 2,644
Impinj Inc
(d)
20,487 3,892
Kulicke & Soffa Industries Inc 49,038 2,200
MaxLinear Inc
(d)
68,684 891
Penguin Solutions Inc
(d)
47,604 716
Photronics Inc
(d)
56,997 1,300
Semtech Corp
(d)
67,499 2,983
SiTime Corp
(d)
16,854 2,849
Ultra Clean Holdings Inc
(d)
40,512 1,355
Veeco Instruments Inc
(d)
51,086 1,470
Wolfspeed Inc
(d)
113,221 1,507
$ 29,003
Software - 3 .42%
ACI Worldwide Inc
(d)
94,152 4,632
Adeia Inc 97,973 1,218
Agilysys Inc
(d)
20,050 2,006
BlackLine Inc
(d)
46,426 2,571
Box Inc
(d)
130,884 4,157
Clear Secure Inc 82,989 3,052
CSG Systems International Inc 25,420 1,185
Digi International Inc
(d)
32,760 949
DigitalOcean Holdings Inc
(d)
56,919 2,253
Donnelley Financial Solutions Inc
(d)
24,028 1,402
DoubleVerify Holdings Inc
(d)
126,971 2,165
Envestnet Inc
(d)
45,220 2,839

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
N-able Inc/US
(d)
63,323 $ 774
PDF Solutions Inc
(d)
27,886 790
Privia Health Group Inc
(d)
92,314 1,695
Progress Software Corp 38,482 2,466
Schrodinger Inc/United States
(d)
49,803 876
Simulations Plus Inc 14,580 397
SolarWinds Corp 48,768 638
SPS Commerce Inc
(d)
33,372 5,506
$ 41,571
Telecommunications - 1 .98%
A10 Networks Inc 66,450 973
Calix Inc
(d)
52,685 1,864
Consolidated Communications Holdings Inc
(d)
68,215 316
EchoStar Corp
(d)
108,573 2,721
Extreme Networks Inc
(d)
117,255 1,751
Gogo Inc
(d)
53,678 352
Harmonic Inc
(d)
104,652 1,161
InterDigital Inc 22,703 3,415
Lumen Technologies Inc
(d)
914,746 5,845
Shenandoah Telecommunications Co 41,239 571
Telephone and Data Systems Inc 87,732 2,610
Viasat Inc
(d)
75,867 728
Viavi Solutions Inc
(d)
199,639 1,841
$ 24,148
Textiles - 0 .20%
UniFirst Corp/MA 13,516 2,430
Transportation - 1 .66%
ArcBest Corp 21,274 2,216
Dorian LPG Ltd 32,589 940
Forward Air Corp 17,195 608
Heartland Express Inc 38,839 420
Hub Group Inc 55,415 2,404
Marten Transport Ltd 52,003 805
Matson Inc 30,209 4,679
RXO Inc
(d)
123,503 3,482
Schneider National Inc 42,293 1,196
Werner Enterprises Inc 55,604 2,051
World Kinect Corp 53,162 1,390
$ 20,191
Trucking & Leasing - 0 .14%
Greenbrier Cos Inc/The 28,007 1,660
Water - 0 .66%
American States Water Co 33,699 2,779
California Water Service Group 52,921 2,750
Middlesex Water Co 16,041 981
SJW Group 26,780 1,491
$ 8,001
TOTAL COMMON STOCKS $ 1,193,219
Total Investments $ 1,220,005
Other Assets and Liabilities -  (0.24)% (2,930)
TOTAL NET ASSETS - 100.00% $ 1,217,075
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,912 or
0.24% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $2,762 or 0.23% of net assets.
Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.75% $ 19,882 $ 334,387 $ 332,075 $ 22,194
$ 19,882 $ 334,387 $ 332,075 $ 22,194
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.75% $ 1,098 $ — $ — $ —
$ 1,098 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2024
See accompanying notes.

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; December 2024 Long 214 $ 23,632 $ (119)
Total $ (119)
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Value Fund II
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 4 .79 % Shares Held Value (000's)
Exchange-Traded Funds - 2 .36%
iShares Russell 2000 Value ETF 160,160 $ 26,324
Money Market Funds - 2 .43%
BlackRock Liquidity FedFund - Institutional Class
4.75%
(a),(b)
1,151,047 1,151
Principal Government Money Market Fund - Class
R-6 4.75%
(a),(b),(c)
26,058,921 26,059
$ 27,210
TOTAL INVESTMENT COMPANIES $ 53,534
COMMON STOCKS - 95 .76 % Shares Held Value (000's)
Advertising - 0 .16%
Advantage Solutions Inc
(d)
6,317 $ 19
Boston Omaha Corp
(d)
1,358 20
Clear Channel Outdoor Holdings Inc
(d)
17,832 26
National CineMedia Inc
(d)
87,311 628
Stagwell Inc
(d)
181,086 1,125
$ 1,818
Aerospace & Defense - 0 .41%
AAR Corp
(d)
1,512 89
AerSale Corp
(d)
101,892 537
Archer Aviation Inc
(d),(e)
896 3
Astronics Corp
(d)
1,535 27
Barnes Group Inc 48,863 2,285
Bridger Aerospace Group Holdings Inc
(d)
642 2
Ducommun Inc
(d)
732 43
Intuitive Machines Inc
(d),(e)
1,685 13
Kratos Defense & Security Solutions Inc
(d)
4,536 103
Mercury Systems Inc
(d)
3,043 98
National Presto Industries Inc 18,151 1,305
Redwire Corp
(d)
1,025 8
Triumph Group Inc
(d)
4,062 56
Virgin Galactic Holdings Inc
(d),(e)
1,042 7
$ 4,576
Agriculture - 0 .19%
Alico Inc 434 11
Andersons Inc/The 40,272 1,828
Dole PLC 4,131 67
Fresh Del Monte Produce Inc 1,858 60
Limoneira Co 944 24
Tejon Ranch Co
(d)
1,228 19
Turning Point Brands Inc 144 7
Universal Corp/VA 1,340 68
$ 2,084
Airlines - 0 .26%
Alaska Air Group Inc
(d)
35,900 1,720
Allegiant Travel Co 864 56
JetBlue Airways Corp
(d)
17,386 99
SkyWest Inc
(d)
2,210 211
Spirit Airlines Inc
(e)
6,118 15
Sun Country Airlines Holdings Inc
(d)
59,966 842
$ 2,943
Apparel - 1 .44%
Capri Holdings Ltd
(d)
143,600 2,835
Carter's Inc 25,700 1,406
Gildan Activewear Inc 168,430 8,236
Oxford Industries Inc 26,858 1,951
Rocky Brands Inc 274 5
Steven Madden Ltd 36,300 1,632
Superior Group of Cos Inc 686 10
Weyco Group Inc
(e)
355 12
$ 16,087
Automobile Manufacturers - 0 .32%
Canoo Inc
(d)
4,578 4
Hyliion Holdings Corp
(d)
8,330 20
REV Group Inc 54,656 1,448
Wabash National Corp 119,832 2,090
$ 3,562
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment - 1 .21%
Adient PLC
(d)
103,343 $ 2,018
Aeva Technologies Inc
(d)
1,591 6
American Axle & Manufacturing Holdings Inc
(d)
6,362 36
Aurora Innovation Inc
(d)
24,002 125
Commercial Vehicle Group Inc
(d)
2,309 7
Cooper-Standard Holdings Inc
(d)
1,045 13
Dana Inc 7,226 55
Douglas Dynamics Inc 40,226 911
Fox Factory Holding Corp
(d)
43,141 1,552
Goodyear Tire & Rubber Co/The
(d)
178,761 1,432
Holley Inc
(d)
1,787 5
indie Semiconductor Inc
(d)
6,649 22
Luminar Technologies Inc
(d),(e)
2,881 2
Methode Electronics Inc 215,574 1,880
Miller Industries Inc/TN 22,381 1,469
Phinia Inc 38,296 1,784
SES AI Corp
(d)
8,368 4
Shyft Group Inc/The 1,843 24
Solid Power Inc
(d)
9,545 11
Standard Motor Products Inc 1,141 37
Titan International Inc
(d)
2,921 19
Visteon Corp
(d)
24,000 2,166
$ 13,578
Banks - 16 .47%
1st Source Corp 12,958 768
ACNB Corp 479 20
Alerus Financial Corp 1,251 25
Amalgamated Financial Corp 971 32
Amerant Bancorp Inc 1,592 34
Ameris Bancorp 3,656 227
Ames National Corp 539 9
Arrow Financial Corp 30,289 864
Associated Banc-Corp 105,503 2,505
Atlantic Union Bankshares Corp 4,968 188
BancFirst Corp 977 106
Bancorp Inc/The
(d)
157 8
Bank First Corp 546 50
Bank of Hawaii Corp 2,163 156
Bank of Marin Bancorp 25,337 563
Bank of NT Butterfield & Son Ltd/The 2,578 94
Bank7 Corp 233 10
BankUnited Inc 65,949 2,331
Bankwell Financial Group Inc 393 11
Banner Corp 1,915 123
Bar Harbor Bankshares 805 26
BayCom Corp
(e)
26,084 648
BCB Bancorp Inc
(e)
42,430 515
Blue Foundry Bancorp
(d)
1,290 13
Bridgewater Bancshares Inc
(d)
51,876 757
Burke & Herbert Financial Services Corp 755 48
Business First Bancshares Inc 1,317 34
Byline Bancorp Inc 1,708 46
Cadence
Bank
311,979 10,429
California BanCorp
(d)
1,428 21
Camden National Corp 28,871 1,211
Capital Bancorp Inc 571 14
Capital City Bank Group Inc 740 26
Carter Bankshares Inc
(d)
30,937 570
Cathay General Bancorp 51,569 2,372
Central Pacific Financial Corp 55,860 1,505
Chemung Financial Corp 182 9
ChoiceOne Financial Services Inc
(e)
465 15
Citizens & Northern Corp
(e)
869 16
Citizens Financial Services Inc 245 14
City Holding Co 754 88
Civista Bancshares Inc 12,002 244
CNB Financial Corp/PA 29,522 749
Coastal Financial Corp/WA
(d)
41 3
Colony Bankcorp Inc
(e)
924 14

Schedule of Investments
SmallCap Value Fund II
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Columbia Banking System Inc 78,500 $ 2,238
Comerica Inc 237,255 15,116
Community Financial System Inc 2,902 177
Community Trust Bancorp Inc 21,484 1,113
Community West Bancshares 991 19
ConnectOne Bancorp Inc 62,994 1,527
CrossFirst Bankshares Inc
(d)
102,469 1,609
Cullen/Frost Bankers Inc 83,480 10,631
Customers Bancorp Inc
(d)
1,623 75
CVB Financial Corp 7,350 143
Dime Community Bancshares Inc 59,850 1,800
Eagle Bancorp Inc 95,019 2,490
Eastern Bankshares Inc 10,739 175
Enterprise Bancorp Inc/MA
(e)
575 18
Enterprise Financial Services Corp 43,365 2,286
Equity Bancshares Inc 785 33
Esquire Financial Holdings Inc 66 4
Farmers & Merchants Bancorp Inc/Archbold OH 739 20
Farmers National Banc Corp 1,973 27
FB Financial Corp 17,741 873
Fidelity D&D Bancorp Inc
(e)
278 15
Financial Institutions Inc 18,910 454
First Bancorp Inc/The
(e)
618 16
First BanCorp/Puerto Rico 8,285 160
First Bancorp/Southern Pines NC 2,216 92
First Bancshares Inc/The 1,676 56
First Bank/Hamilton NJ 1,238 18
First Busey Corp 27,844 677
First Business Financial Services Inc 14,382 616
First Commonwealth Financial Corp 5,585 92
First Community Bankshares Inc 934 39
First Financial Bancorp 5,221 134
First Financial Corp/IN 12,861 552
First Foundation Inc 236,044 1,589
First Hawaiian Inc 89,007 2,202
First Internet Bancorp 36,036 1,260
First Interstate BancSystem Inc 55,500 1,710
First Merchants Corp 20,137 746
First Mid Bancshares Inc 19,556 746
First of Long Island Corp/The 68,263 859
Five Star Bancorp 904 27
Fulton Financial Corp 10,096 183
FVCBankcorp Inc
(d)
1,022 13
German American Bancorp Inc 1,570 64
Glacier Bancorp Inc 6,356 331
Great Southern Bancorp Inc 13,367 757
Guaranty Bancshares Inc/TX
(e)
487 16
Hancock Whitney Corp 4,820 251
Hanmi Financial Corp 79,885 1,827
HarborOne Bancorp Inc 2,131 25
HBT Financial Inc 715 15
Heartland Financial USA Inc 2,365 141
Heritage Commerce Corp 141,763 1,377
Heritage Financial Corp/WA 51,391 1,181
Hilltop Holdings Inc 74,972 2,297
Home BancShares Inc/AR 10,481 286
HomeStreet Inc 34,773 315
Hope Bancorp Inc 192,620 2,386
Horizon Bancorp Inc/IN 71,354 1,143
Independent Bank Corp 27,950 1,758
Independent Bank Corp/MI 48,685 1,596
Independent Bank Group Inc 9,321 544
International Bancshares Corp 3,016 185
Investar Holding Corp 9,269 194
John Marshall Bancorp Inc 698 15
Kearny Financial Corp/MD 156,629 1,095
Lakeland Financial Corp 1,282 83
LCNB Corp 798 13
LINKBANCORP Inc 1,379 10
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Live Oak Bancshares Inc 26,766 $ 1,063
Mercantile Bank Corp 19,248 825
Merchants Bancorp/IN 38,981 1,440
Metrocity Bankshares Inc 922 27
Metropolitan Bank Holding Corp
(d)
564 30
Mid Penn Bancorp Inc 14,907 470
Middlefield Banc Corp
(e)
427 12
Midland States Bancorp Inc 47,706 1,183
MidWestOne Financial Group Inc 40,805 1,180
MVB Financial Corp 675 13
National Bank Holdings Corp 2,041 92
National Bankshares Inc
(e)
348 10
NB Bancorp Inc
(d)
88,808 1,678
NBT Bancorp Inc 2,545 113
Nicolet Bankshares Inc 570 58
Northeast Bank 7,605 675
Northeast Community Bancorp Inc 20,320 528
Northrim BanCorp Inc 7,850 513
Norwood Financial Corp 451 13
Oak Valley Bancorp 400 11
OFG Bancorp 2,541 102
Old National Bancorp/IN 17,535 338
Old Second Bancorp Inc 2,364 39
Orange County Bancorp Inc 302 16
Origin Bancorp Inc 1,610 51
Orrstown Financial Services Inc 994 37
Park National Corp 804 139
Parke Bancorp Inc 27,254 576
Pathward Financial Inc 1,007 71
PCB Bancorp 32,178 604
Peapack-Gladstone Financial Corp 41,612 1,337
Peoples Bancorp Inc/OH 1,902 59
Peoples Bancorp of North Carolina Inc 261 7
Peoples Financial Services Corp 405 19
Pioneer Bancorp Inc/NY
(d),(e)
690 8
Plumas Bancorp
(e)
321 13
Ponce Financial Group Inc
(d)
1,205 14
Preferred Bank/Los Angeles CA 26,674 2,251
Premier Financial Corp 71,444 1,762
Primis Financial Corp 64,313 723
Princeton Bancorp Inc 313 11
Prosperity Bancshares Inc 124,950 9,146
Provident Bancorp Inc
(d)
969 10
QCR Holdings Inc 913 72
RBB Bancorp 19,909 442
Red River Bancshares Inc 268 14
Renasant Corp 3,404 116
Republic Bancorp Inc/KY 478 32
S&T Bancorp Inc 2,110 80
Sandy Spring Bancorp Inc 65,625 2,208
Seacoast Banking Corp of Florida 4,692 125
ServisFirst Bancshares Inc 2,029 169
Shore Bancshares Inc 64,935 944
Sierra Bancorp 29,860 848
Simmons First National Corp 101,267 2,349
SmartFinancial Inc 854 28
South Plains Financial Inc 13,286 448
Southern First Bancshares Inc
(d)
5,334 203
Southern States Bancshares Inc 511 16
Southside Bancshares Inc 1,575 51
SouthState Corp 4,243 414
Stellar Bancorp Inc 2,721 74
Sterling Bancorp Inc/MI
(d)
1,258 6
Stock Yards Bancorp Inc 1,428 92
Texas Capital Bancshares Inc
(d)
12,173 937
Third Coast Bancshares Inc
(d)
656 21
Tompkins Financial Corp 17,609 1,137
Towne Bank/Portsmouth VA 24,710 803
TriCo Bancshares 1,758 75

Schedule of Investments
SmallCap Value Fund II
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Triumph Financial Inc
(d)
114 $ 10
TrustCo Bank Corp NY 32,842 1,083
Trustmark Corp 3,366 117
UMB Financial Corp 2,502 275
United Bankshares Inc/WV 232,203 8,749
United Community Banks Inc/GA 6,629 189
Unity Bancorp Inc 438 17
Univest Financial Corp 66,686 1,856
USCB Financial Holdings Inc 448 6
Valley National Bancorp 296,105 2,804
Veritex Holdings Inc 83,410 2,252
Virginia National Bankshares Corp 289 11
Walker & Dunlop Inc 490 54
Washington Trust Bancorp Inc 44,518 1,519
WesBanco Inc 3,183 100
West BanCorp Inc
(e)
945 20
Westamerica BanCorp 1,432 74
Western Alliance Bancorp 181,195 15,077
Zions Bancorp NA 250,165 13,024
$ 184,254
Beverages - 0 .07%
BRC Inc
(d)
307 1
Duckhorn Portfolio Inc/The
(d)
2,935 32
MGP Ingredients Inc 12,300 591
Primo Water Corp 7,691 202
$ 826
Biotechnology - 0 .35%
2seventy bio Inc
(d)
3,050 13
4D Molecular Therapeutics Inc
(d)
1,088 9
89bio Inc
(d)
4,642 36
Absci Corp
(d),(e)
1,496 6
Achieve Life Sciences Inc
(d)
948 4
Acrivon Therapeutics Inc
(d),(e)
699 6
Acumen Pharmaceuticals Inc
(d)
2,483 7
ADC Therapeutics SA
(d)
1,933 5
Adverum Biotechnologies Inc
(d),(e)
1,296 10
Agenus Inc
(d),(e)
1,273 5
Akero Therapeutics Inc
(d)
3,119 96
Aldeyra Therapeutics Inc
(d)
2,495 13
Allogene Therapeutics Inc
(d),(e)
7,572 19
Altimmune Inc
(d),(e)
1,809 12
Alto Neuroscience Inc
(d),(e)
499 2
Alumis Inc
(d),(e)
403 5
Anavex Life Sciences Corp
(d),(e)
3,328 22
ANI Pharmaceuticals Inc
(d)
11,809 676
Annexon Inc
(d)
5,303 39
Applied Therapeutics Inc
(d)
2,231 20
Arbutus Biopharma Corp
(d)
627 2
Arcturus Therapeutics Holdings Inc
(d)
176 3
ArriVent Biopharma Inc
(d),(e)
645 19
Artiva Biotherapeutics Inc
(d)
427 4
Astria Therapeutics Inc
(d)
474 5
Atea Pharmaceuticals Inc
(d)
4,303 14
Atossa Therapeutics Inc
(d)
6,524 9
Aura Biosciences Inc
(d)
2,572 27
Aurinia Pharmaceuticals Inc
(d)
2,007 15
Avid Bioservices Inc
(d)
249 3
Beam Therapeutics Inc
(d)
4,209 92
Black Diamond Therapeutics Inc
(d)
895 2
Bluebird Bio Inc
(d)
11,331 5
Boundless Bio Inc
(d)
300 1
Bridgebio Pharma Inc
(d)
2,928 69
C4 Therapeutics Inc
(d)
3,455 18
Cabaletta Bio Inc
(d),(e)
2,275 8
Capricor Therapeutics Inc
(d)
258 5
Cardiff Oncology Inc
(d),(e)
1,684 5
Cargo Therapeutics Inc
(d),(e)
1,693 33
Caribou Biosciences Inc
(d)
4,581 9
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Cartesian Therapeutics Inc - Contingent Value
Rights
(d),(f)
12,004 $ 2
Celcuity Inc
(d)
139 2
Celldex Therapeutics Inc
(d)
694 18
Century Therapeutics Inc
(d)
3,265 4
CG oncology Inc
(d)
1,014 36
Chinook Therapeutics Inc - Contingent Value
Rights
(d),(f)
4,587 2
Cibus Inc
(d)
1,078 4
Climb Bio Inc
(d)
1,639 6
Cogent Biosciences Inc
(d)
449 5
Compass Therapeutics Inc
(d)
6,388 11
Conduit Pharmaceuticals Inc
(d)
1,399 —
Contineum Therapeutics Inc
(d),(e)
155 3
Cullinan Therapeutics Inc
(d)
404 6
Cytek Biosciences Inc
(d)
6,718 33
Cytokinetics Inc
(d)
5,783 295
Day One Biopharmaceuticals Inc
(d)
383 6
Denali Therapeutics Inc
(d)
2,932 76
Design Therapeutics Inc
(d)
1,857 10
Dianthus Therapeutics Inc
(d)
1,206 34
Disc Medicine Inc
(d)
952 43
Dynavax Technologies Corp
(d)
1,537 18
Editas Medicine Inc
(d)
4,908 14
Elevation Oncology Inc
(d)
2,010 1
Entrada Therapeutics Inc
(d)
1,450 25
Erasca Inc
(d)
9,841 26
Esperion Therapeutics Inc
(d)
8,124 17
EyePoint Pharmaceuticals Inc
(d)
1,515 18
Fate Therapeutics Inc
(d)
5,909 14
Generation Bio Co
(d)
2,926 6
Geron Corp
(d)
9,705 40
Harvard Bioscience Inc
(d)
2,119 5
HilleVax Inc
(d)
1,757 3
IGM Biosciences Inc
(d),(e)
88 2
ImmunityBio Inc
(d),(e)
1,918 10
Inhibrx Biosciences Inc
(d)
339 5
Innoviva Inc
(d)
2,776 54
Inovio Pharmaceuticals Inc
(d),(e)
1,718 9
Inozyme Pharma Inc
(d)
2,883 12
Intellia Therapeutics Inc
(d)
5,319 76
Invivyd Inc
(d)
5,533 5
iTeos Therapeutics Inc
(d)
1,590 13
Kodiak Sciences Inc
(d)
1,930 7
Korro Bio Inc
(d),(e)
261 15
Kyverna Therapeutics Inc
(d),(e)
463 2
LENZ Therapeutics Inc
(e)
728 20
Lexeo Therapeutics Inc
(d),(e)
86 1
Lexicon Pharmaceuticals Inc
(d)
4,486 9
Ligand Pharmaceuticals Inc
(d)
949 100
Lyra Therapeutics Inc
(d)
5,004 1
MacroGenics Inc
(d)
618 2
MeiraGTx Holdings plc
(d)
892 5
Mersana Therapeutics Inc
(d)
3,200 6
Metagenomi Inc
(d)
349 1
Mineralys Therapeutics Inc
(d),(e)
1,309 18
Monte Rosa Therapeutics Inc
(d)
2,304 20
Myriad Genetics Inc
(d)
4,933 108
Nektar Therapeutics
(d)
11,126 13
NeoGenomics Inc
(d)
6,489 88
Nkarta Inc
(d)
3,301 10
Novavax Inc
(d)
1,851 18
Nurix Therapeutics Inc
(d)
1,076 26
Nuvation Bio Inc
(d)
10,575 23
Olema Pharmaceuticals Inc
(d)
1,740 20
Omeros Corp
(d),(e)
2,309 9
OmniAb Operations Inc
(d)
476 —
OmniAb Operations Inc
(d)
476 —
Organogenesis Holdings Inc
(d)
4,033 11

Schedule of Investments
SmallCap Value Fund II
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
PepGen Inc
(d)
175 $ 1
Perspective Therapeutics Inc
(d)
596 7
Phathom Pharmaceuticals Inc
(d)
1,544 27
Pliant Therapeutics Inc
(d)
3,114 44
Poseida Therapeutics Inc
(d)
2,905 7
Precigen Inc
(d)
6,898 5
Prelude Therapeutics Inc
(d)
925 1
ProKidney Corp
(d)
1,330 2
Prothena Corp PLC
(d)
1,037 18
PTC Therapeutics Inc
(d)
992 40
Puma Biotechnology Inc
(d)
1,872 5
Pyxis Oncology Inc
(d),(e)
3,046 11
Q32 Bio Inc
(d),(e)
353 17
Rapport Therapeutics Inc
(d),(e)
240 6
RAPT Therapeutics Inc
(d)
2,094 4
REGENXBIO Inc
(d)
2,675 23
Relay Therapeutics Inc
(d)
5,495 31
Renovaro Inc
(d)
1,750 1
Replimune Group Inc
(d)
3,367 40
REVOLUTION Medicines Inc
(d)
2,943 157
Rigel Pharmaceuticals Inc
(d)
261 4
Sage Therapeutics Inc
(d)
3,135 19
Savara Inc
(d)
1,593 6
Scholar Rock Holding Corp
(d)
424 12
Scilex Holding Co
(d)
3,201 3
Shattuck Labs Inc
(d)
902 1
Solid Biosciences Inc
(d),(e)
1,367 8
Summit Therapeutics Inc
(d)
275 5
Sutro Biopharma Inc
(d)
4,827 16
Tenaya Therapeutics Inc
(d)
2,799 5
Terns Pharmaceuticals Inc
(d)
3,227 22
Tevogen Bio Holdings Inc
(d),(e)
609 2
Theravance Biopharma Inc
(d)
2,160 18
Third Harmonic Bio Inc
(d)
1,106 15
Tourmaline Bio Inc
(d),(e)
1,270 32
Travere Therapeutics Inc
(d)
4,054 71
TScan Therapeutics Inc
(d),(e)
938 4
UroGen Pharma Ltd
(d),(e)
545 7
Ventyx Biosciences Inc
(d)
3,788 8
Veracyte Inc
(d)
4,257 144
Veru Inc
(d)
2,024 2
Verve Therapeutics Inc
(d)
4,175 24
Vir Biotechnology Inc
(d)
4,939 37
Viridian Therapeutics Inc
(d)
970 21
WaVe Life Sciences Ltd
(d)
693 10
Werewolf Therapeutics Inc
(d)
1,596 4
XBiotech Inc
(d)
1,298 9
Xencor Inc
(d)
1,772 37
XOMA Royalty Corp
(d)
211 6
Zentalis Pharmaceuticals Inc
(d)
3,563 10
Zevra Therapeutics Inc
(d),(e)
1,236 10
Zymeworks Inc
(d)
3,052 42
$ 3,916
Building Materials - 2 .29%
AAON Inc 109,375 12,493
American Woodmark Corp
(d)
22,617 2,051
Apogee Enterprises Inc 14,530 1,087
Armstrong World Industries Inc 12,900 1,800
Aspen Aerogels Inc
(d)
2,513 45
Boise Cascade Co 1,155 154
Caesarstone Ltd
(d)
1,452 6
Gibraltar Industries Inc
(d)
894 60
JELD-WEN Holding Inc
(d)
386,245 5,469
Knife River Corp
(d)
19,000 1,849
LSI Industries Inc 528 9
Masterbrand Inc
(d)
7,012 126
SmartRent Inc
(d)
11,272 19
Summit Materials Inc
(d)
6,743 320
COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
UFP Industries Inc 1,468 $ 180
$ 25,668
Chemicals - 4 .36%
AdvanSix Inc 38,297 1,087
American Vanguard Corp 85,471 447
Arcadium Lithium PLC
(d)
60,427 326
Avient Corp 5,019 234
Axalta Coating Systems Ltd
(d)
266,230 10,095
Cabot Corp 10,800 1,165
Chemours Co/The 296,570 5,386
Codexis Inc
(d)
3,866 12
Danimer Scientific Inc - Warrants
(d)
3,340 —
Ecovyst Inc
(d)
340,946 2,271
Element Solutions Inc 680,880 18,452
Hawkins Inc 30,765 3,289
HB Fuller Co 2,193 160
Huntsman Corp 90,200 1,984
Ingevity Corp
(d)
47,400 1,981
Innospec Inc 11,515 1,241
Intrepid Potash Inc
(d)
610 15
Koppers Holdings Inc 1,113 38
Kronos Worldwide Inc 1,215 14
Mativ Holdings Inc 2,951 46
Minerals Technologies Inc 1,791 135
Oil-Dri Corp of America 223 15
Perimeter Solutions SA
(d)
7,419 98
Rayonier Advanced Materials Inc
(d)
3,523 28
Rogers Corp
(d)
1,047 105
Sensient Technologies Corp 133 10
Stepan Co 1,067 77
Tronox Holdings PLC 6,574 80
Valhi Inc 170 6
$ 48,797
Coal - 0 .19%
Arch Resources Inc 980 144
CONSOL Energy Inc 1,632 181
Hallador Energy Co
(d)
1,494 15
NACCO Industries Inc
(e)
241 7
Peabody Energy Corp 7,028 185
SunCoke Energy Inc 138,510 1,427
Warrior Met Coal Inc 2,892 183
$ 2,142
Commercial Services - 3 .98%
ABM Industries Inc 32,208 1,709
Acacia Research Corp
(d)
2,234 10
Adtalem Global Education Inc
(d)
20,306 1,643
Alight Inc
(d)
23,621 164
American Public Education Inc
(d)
895 14
AMN Healthcare Services Inc
(d)
165,035 6,261
Barrett Business Services Inc 163 6
BrightView Holdings Inc
(d)
3,214 53
Brink's Co/The 21,800 2,241
Carriage Services Inc 199 7
Cass Information Systems Inc 14,740 610
Chegg Inc
(d)
5,529 9
Cimpress PLC
(d)
326 23
CompoSecure Inc
(e)
226 3
CoreCivic Inc
(d)
6,076 84
Cross Country Healthcare Inc
(d)
1,916 22
Custom Truck One Source Inc
(d)
1,208 5
Deluxe Corp 2,408 45
Distribution Solutions Group Inc
(d)
87 3
DLH Holdings Corp
(d)
383 3
Emerald Holding Inc 135,166 532
Ennis Inc 50,090 1,020
Euronet Worldwide Inc
(d)
22,600 2,225
European Wax Center Inc
(d)
175 1
First Advantage Corp
(d)
1,348 24
Forrester Research Inc
(d)
39,330 577

Schedule of Investments
SmallCap Value Fund II
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
GEO Group Inc/The
(d)
6,880 $ 104
Graham Holdings Co 181 153
Green Dot Corp
(d)
2,905 33
Hackett Group Inc/The 27,670 673
Healthcare Services Group Inc
(d)
130,645 1,433
Heidrick & Struggles International Inc 47,497 1,855
Hertz Global Holdings Inc
(d),(e)
7,242 20
HireQuest Inc 109 2
Huron Consulting Group Inc
(d)
12,900 1,493
Information Services Group Inc 2,083 6
Insperity Inc 21,800 1,717
John Wiley & Sons Inc 957 47
Kelly Services Inc 1,707 34
Kforce Inc 37,400 2,161
Korn Ferry 35,762 2,527
Laureate Education Inc 64,420 1,107
Lifecore Biomedical Inc
(d)
1,495 9
Lincoln Educational Services Corp
(d)
1,531 20
ManpowerGroup Inc 30,100 1,892
MarketWise Inc 2,316 1
Marqeta Inc
(d)
3,740 21
Matthews International Corp 1,629 38
Medifast Inc
(d)
50,534 929
Mister Car Wash Inc
(d)
881 7
Monro Inc 1,638 45
National Research Corp 30,500 553
Payoneer Global Inc
(d)
60,911 525
Paysafe Ltd
(d)
1,777 38
Perdoceo Education Corp 3,595 80
Performant Financial Corp
(d)
1,469 6
PROG Holdings Inc 1,912 84
Quad/Graphics Inc 822 5
Repay Holdings Corp
(d)
4,990 40
Resources Connection Inc 179,038 1,441
Sezzle Inc
(d),(e)
17 4
SoundThinking Inc
(d)
113 1
StoneCo Ltd
(d)
7,624 85
Strategic Education Inc 1,238 108
TrueBlue Inc
(d)
143,464 1,074
Valvoline Inc
(d)
170,310 6,860
Willdan Group Inc
(d)
674 32
$ 44,557
Computers - 1 .41%
3D Systems Corp
(d)
7,518 22
ASGN Inc
(d)
25,056 2,307
Cantaloupe Inc
(d)
177 2
Conduent Inc
(d)
8,845 32
Corsair Gaming Inc
(d)
1,966 13
Crane NXT Co 37,900 2,057
Cricut Inc 620 4
Diebold Nixdorf Inc
(d)
1,389 64
D-Wave Quantum Inc
(d)
2,793 3
Everspin Technologies Inc
(d)
313 2
Grid Dynamics Holdings Inc
(d)
814 13
Insight Enterprises Inc
(d)
43,340 7,581
Integral Ad Science Holding Corp
(d)
3,495 41
Maximus Inc 26,000 2,247
NCR Atleos Corp
(d)
45,650 1,195
NCR Voyix Corp
(d)
835 11
NetScout Systems Inc
(d)
3,804 80
OneSpan Inc
(d)
239 4
PAR Technology Corp
(d)
137 8
Rekor Systems Inc
(d)
838 1
Rigetti Computing Inc
(d),(e)
8,857 12
Rimini Street Inc
(d)
3,201 6
Telos Corp
(d)
3,432 12
Thoughtworks Holding Inc
(d)
5,889 26
TTEC Holdings Inc 1,158 6
Unisys Corp
(d)
3,885 27
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
V2X Inc
(d)
667 $ 41
$ 15,817
Consumer Products - 0 .30%
ACCO Brands Corp 5,481 27
Central Garden & Pet Co
(d),(e)
33,166 1,138
Central Garden & Pet Co - A Shares
(d)
2,376 69
Helen of Troy Ltd
(d)
32,571 2,073
Quanex Building Products Corp 2,423 70
$ 3,377
Cosmetics & Personal Care - 0 .80%
Coty Inc
(d)
789,485 5,874
Edgewell Personal Care Co 63,414 2,216
Honest Co Inc/The
(d),(e)
2,839 10
Interparfums Inc 5,400 654
Olaplex Holdings Inc
(d)
8,187 15
Prestige Consumer Healthcare Inc
(d)
2,747 203
Waldencast plc
(d)
1,714 6
$ 8,978
Distribution & Wholesale - 2 .19%
A-Mark Precious Metals Inc 953 37
EVI Industries Inc 82 2
G-III Apparel Group Ltd
(d)
50,029 1,514
Global Industrial Co 37,461 994
H&E Equipment Services Inc 72,588 3,793
Hudson Technologies Inc
(d)
2,252 17
MRC Global Inc
(d)
4,639 57
OPENLANE Inc
(d)
5,940 94
Resideo Technologies Inc
(d)
124,703 2,453
Rush Enterprises Inc - Class A 215,672 12,203
Rush Enterprises Inc - Class B 512 25
ScanSource Inc
(d)
32,523 1,379
ThredUp Inc
(d)
4,388 3
Titan Machinery Inc
(d),(e)
132,012 1,812
VSE Corp 743 76
$ 24,459
Diversified Financial Services - 3 .43%
AlTi Global Inc
(d),(e)
1,994 8
Artisan Partners Asset Management Inc 212,580 9,375
Atlanticus Holdings Corp
(d)
316 12
BGC Group Inc 20,293 190
Bread Financial Holdings Inc 44,948 2,241
Brookfield Business Corp 1,420 34
Burford Capital Ltd 11,140 150
Columbia Financial Inc
(d)
1,485 25
Consumer Portfolio Services Inc
(d)
594 6
Diamond Hill Investment Group Inc 6,512 983
Enact Holdings Inc 58,011 1,978
Encore Capital Group Inc
(d)
1,306 60
Enova International Inc
(d)
1,421 123
Evercore Inc - Class A 20,465 5,406
Federal Agricultural Mortgage Corp 59 11
Federated Hermes Inc 64,800 2,600
First Western Financial Inc
(d)
344 7
Forge Global Holdings Inc
(d)
7,146 8
GCM Grosvenor Inc 375 4
International Money Express Inc
(d)
61,200 1,076
LendingClub Corp
(d)
6,040 86
LendingTree Inc
(d)
49 3
Medallion Financial Corp 1,167 11
Mr Cooper Group Inc
(d)
2,257 200
Navient Corp 143,168 2,037
Nelnet Inc 792 89
Onity Group Inc
(d)
377 11
Pagseguro Digital Ltd
(d)
4,959 40
PennyMac Financial Services Inc 670 67
Perella Weinberg Partners 59,500 1,204
PRA Group Inc
(d)
2,142 43
Radian Group Inc 69,926 2,441
Regional Management Corp 435 12

Schedule of Investments
SmallCap Value Fund II
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Silvercrest Asset Management Group Inc 591 $ 10
SLM Corp 70,900 1,562
StoneX Group Inc
(d)
1,377 124
SWK Holdings Corp
(d)
231 4
Velocity Financial Inc
(d),(e)
559 11
Virtu Financial Inc 61,600 1,907
Virtus Investment Partners Inc 10,564 2,286
Western Union Co/The 182,300 1,962
World Acceptance Corp
(d)
19 2
$ 38,409
Electric - 2 .57%
ALLETE Inc 36,662 2,343
Altus Power Inc
(d)
4,233 15
Ameresco Inc
(d)
1,168 36
Avista Corp 60,632 2,272
Black Hills Corp 44,320 2,623
Genie Energy Ltd 425 7
Hawaiian Electric Industries Inc
(d)
9,212 95
MGE Energy Inc 24,563 2,222
Northwestern Energy Group Inc 41,615 2,225
Ormat Technologies Inc 3,011 238
Otter Tail Corp 28,658 2,250
Portland General Electric Co 226,607 10,741
TXNM Energy Inc 59,236 2,580
Unitil Corp 18,790 1,087
$ 28,734
Electrical Components & Equipment - 0 .38%
Belden Inc 19,253 2,192
ChargePoint Holdings Inc
(d),(e)
10,775 13
Energizer Holdings Inc 32,500 1,042
EnerSys 196 19
Insteel Industries Inc 33,697 909
nLight Inc
(d)
2,395 30
Ultralife Corp
(d)
621 5
$ 4,210
Electronics - 2 .63%
Allient Inc 851 15
Applied Optoelectronics Inc
(d)
2,014 31
Arrow Electronics Inc
(d)
18,900 2,243
Atmus Filtration Technologies Inc 55,000 2,142
Avnet Inc 38,900 2,109
Bel Fuse Inc - A Shares
(e)
106 11
Bel Fuse Inc - B Shares 576 43
Benchmark Electronics Inc 1,972 85
Celestica Inc
(d)
166,415 11,383
CTS Corp 385 19
ESCO Technologies Inc 735 92
FARO Technologies Inc
(d)
1,122 20
GoPro Inc
(d)
7,800 10
Itron Inc
(d)
18,760 2,096
Kimball Electronics Inc
(d)
67,798 1,206
Knowles Corp
(d)
4,844 84
Mesa Laboratories Inc 201 23
MicroVision Inc
(d),(e)
5,649 6
Mirion Technologies Inc
(d)
9,670 143
NEXTracker Inc
(d)
2,032 81
OSI Systems Inc
(d)
9,446 1,249
Plexus Corp
(d)
16,862 2,430
Sanmina Corp
(d)
22,508 1,578
Standard BioTools Inc
(d)
12,740 25
Stoneridge Inc
(d)
1,610 11
TTM Technologies Inc
(d)
5,577 125
Turtle Beach Corp
(d)
415 7
Vicor Corp
(d)
544 25
Vishay Intertechnology Inc 125,970 2,136
$ 29,428
COMMON STOCKS (continued) Shares Held Value (000’s)
Energy - Alternate Sources - 0 .23%
Aemetis Inc
(d)
2,144 $ 6
Energy Vault Holdings Inc
(d)
6,422 12
Freyr Battery Inc
(d),(e)
6,633 6
FuelCell Energy Inc
(d)
31,088 11
FutureFuel Corp 1,627 10
Green Plains Inc
(d)
3,494 43
Plug Power Inc
(d),(e)
38,086 75
REX American Resources Corp
(d)
48,812 2,183
SolarMax Technology Inc
(d)
341 —
Stem Inc
(d)
10,590 4
Sunnova Energy International Inc
(d)
6,002 36
Sunrun Inc
(d)
12,155 176
TPI Composites Inc
(d)
2,875 10
$ 2,572
Engineering & Construction - 0 .20%
908 Devices Inc
(d),(e)
1,528 5
Arcosa Inc 2,707 253
Concrete Pumping Holdings Inc
(d)
113,588 630
Fluor Corp
(d)
768 40
Granite Construction Inc 449 38
Great Lakes Dredge & Dock Corp
(d)
3,617 41
Latham Group Inc
(d)
2,261 15
Mistras Group Inc
(d)
1,171 10
NV5 Global Inc
(d)
2,578 59
Orion Group Holdings Inc
(d)
1,748 11
Primoris Services Corp 233 14
Southland Holdings Inc
(d)
703 2
Tutor Perini Corp
(d)
42,495 1,102
$ 2,220
Entertainment - 1 .85%
Accel Entertainment Inc
(d)
92,900 1,026
AMC Entertainment Holdings Inc
(d)
18,850 83
Bally's Corp
(d)
1,381 24
Cinemark Holdings Inc
(d)
1,247 37
Empire Resorts Inc - Escrow
(d),(f)
288 —
Everi Holdings Inc
(d)
184,863 2,464
Golden Entertainment Inc 1,099 32
International Game Technology PLC 111,243 2,261
Lions Gate Entertainment Corp - A shares
(d)
3,263 26
Lions Gate Entertainment Corp - B shares
(d)
6,916 49
Madison Square Garden Entertainment Corp
(d)
1,951 81
Marriott Vacations Worldwide Corp 30,100 2,319
Monarch Casino & Resort Inc 21,400 1,680
RCI Hospitality Holdings Inc 252 11
Red Rock Resorts Inc 158,835 8,174
Reservoir Media Inc
(d)
1,130 9
Six Flags Entertainment Corp 1,303 51
United Parks & Resorts Inc
(d)
45,325 2,385
Webtoon Entertainment Inc
(d),(e)
584 6
$ 20,718
Environmental Control - 0 .01%
Arq Inc
(d)
1,291 8
Enviri Corp
(d)
4,364 33
Pure Cycle Corp
(d)
1,294 14
PureCycle Technologies Inc
(d),(e)
5,531 72
$ 127
Food - 0 .50%
B&G Foods Inc 4,285 36
Calavo Growers Inc 820 22
Cal-Maine Foods Inc 19,652 1,725
Hain Celestial Group Inc/The
(d)
200,847 1,753
HF Foods Group Inc
(d)
2,491 9
Ingles Markets Inc 785 50
Mission Produce Inc
(d)
2,219 26
Nathan's Famous Inc 27 2
Natural Grocers by Vitamin Cottage Inc 424 12
Seneca Foods Corp - Class A
(d)
267 17
SpartanNash Co 1,849 39
TreeHouse Foods Inc
(d)
2,643 96

Schedule of Investments
SmallCap Value Fund II
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
United Natural Foods Inc
(d)
3,217 $ 65
Utz Brands Inc 1,214 21
Village Super Market Inc 486 14
Weis Markets Inc 918 58
WK Kellogg Co 96,200 1,600
$ 5,545
Forest Products & Paper - 0 .16%
Mercer International Inc 65,900 430
Sylvamo Corp 15,736 1,338
$ 1,768
Gas - 0 .70%
Brookfield Infrastructure Corp 6,672 274
Chesapeake Utilities Corp 1,233 148
New Jersey Resources Corp 5,466 251
Northwest Natural Holding Co 55,200 2,147
ONE Gas Inc 3,142 224
RGC Resources Inc 507 10
Southwest Gas Holdings Inc 33,998 2,491
Spire Inc 36,012 2,299
$ 7,844
Hand & Machine Tools - 0 .50%
Kennametal Inc 61,670 1,562
Lincoln Electric Holdings Inc 20,655 3,977
Luxfer Holdings PLC 1,573 22
$ 5,561
Healthcare - Products - 2 .00%
Accuray Inc
(d)
513 1
Adaptive Biotechnologies Corp
(d)
6,418 31
AngioDynamics Inc
(d)
2,128 14
Artivion Inc
(d)
583 15
AtriCure Inc
(d)
921 31
Avanos Medical Inc
(d)
2,502 47
BioLife Solutions Inc
(d)
268 6
Bioventus Inc
(d)
1,410 19
CareDx Inc
(d)
2,170 48
Castle Biosciences Inc
(d)
951 33
Embecta Corp 2,862 40
Envista Holdings Corp
(d)
135,400 2,839
Fractyl Health Inc
(d)
937 3
Globus Medical Inc
(d)
107,405 7,899
ICU Medical Inc
(d)
1,196 204
Inmode Ltd
(d)
149,717 2,557
Inogen Inc
(d)
1,475 13
Integer Holdings Corp
(d)
555 69
Integra LifeSciences Holdings Corp
(d)
3,761 71
LivaNova PLC
(d)
2,836 146
MaxCyte Inc
(d)
6,159 22
MiMedx Group Inc
(d)
3,649 25
Nautilus Biotechnology Inc
(d)
3,050 8
Neogen Corp
(d)
12,123 173
Nevro Corp
(d)
2,253 12
OmniAb Inc
(d)
4,805 20
Omnicell Inc
(d)
2,531 123
OraSure Technologies Inc
(d)
4,257 17
Orchestra BioMed Holdings Inc
(d),(e)
928 5
Orthofix Medical Inc
(d)
1,839 30
OrthoPediatrics Corp
(d)
957 25
Pacific Biosciences of California Inc
(d),(e)
15,255 33
Patterson Cos Inc 116,860 2,456
Quanterix Corp
(d)
1,819 24
Quantum-Si Inc
(d),(e)
7,017 5
SI-BONE Inc
(d)
455 6
Stereotaxis Inc
(d)
726 1
Surmodics Inc
(d)
289 11
Tactile Systems Technology Inc
(d)
1,386 20
TransMedics Group Inc
(d),(e)
45,890 3,762
Utah Medical Products Inc 14,301 907
Varex Imaging Corp
(d)
2,098 28
Zimvie Inc
(d)
1,549 21
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Zynex Inc
(d),(e)
67,700 $ 584
$ 22,404
Healthcare - Services - 1 .62%
Acadia Healthcare Co Inc
(d)
128,915 5,503
Accolade Inc
(d)
3,033 10
Addus HomeCare Corp
(d)
587 73
Ardent Health Partners Inc
(d)
261 5
Aveanna Healthcare Holdings Inc
(d)
1,140 5
Blade Air Mobility Inc
(d)
3,428 12
Brookdale Senior Living Inc
(d)
1,705 11
Community Health Systems Inc
(d)
3,381 14
Concentra Group Holdings Parent Inc
(d)
435 9
DocGo Inc
(d)
4,906 17
Enhabit Inc
(d)
2,644 18
Fulgent Genetics Inc
(d)
1,208 26
GeneDx Holdings Corp
(d)
602 49
HealthEquity Inc
(d)
121,720 10,377
Innovage Holding Corp
(d)
920 5
LifeStance Health Group Inc
(d)
4,183 28
ModivCare Inc
(d)
383 6
Nano-X Imaging Ltd
(d)
278 2
National HealthCare Corp 696 81
OPKO Health Inc
(d),(e)
18,080 27
Pediatrix Medical Group Inc
(d)
4,645 57
Quipt Home Medical Corp
(d)
2,208 6
Select Medical Holdings Corp 49,682 1,593
Sonida Senior Living Inc
(d),(e)
108 3
Surgery Partners Inc
(d)
4,254 123
Teladoc Health Inc
(d)
7,977 72
$ 18,132
Home Builders - 2 .61%
Beazer Homes USA Inc
(d)
23,426 720
Century Communities Inc 15,609 1,384
Champion Homes Inc
(d)
97,767 8,626
Forestar Group Inc
(d)
909 29
Green Brick Partners Inc
(d)
23,359 1,612
Hovnanian Enterprises Inc
(d)
259 46
Installed Building Products Inc 43,805 9,501
KB Home 22,837 1,793
Landsea Homes Corp
(d)
985 10
LGI Homes Inc
(d)
9,783 994
M/I Homes Inc
(d)
10,678 1,618
Meritage Homes Corp 2,004 363
Taylor Morrison Home Corp
(d)
5,709 391
Tri Pointe Homes Inc
(d)
51,041 2,064
United Homes Group Inc
(d)
211 1
Winnebago Industries Inc 1,566 88
$ 29,240
Home Furnishings - 0 .28%
Arhaus Inc 522 4
Daktronics Inc
(d)
1,847 24
Ethan Allen Interiors Inc 1,246 35
Flexsteel Industries Inc 277 16
Hamilton Beach Brands Holding Co
(e)
465 13
Hooker Furnishings Corp 628 10
iRobot Corp
(d)
1,588 14
Leggett & Platt Inc 110,500 1,326
Lovesac Co/The
(d)
415 12
MillerKnoll Inc 69,967 1,565
Purple Innovation Inc
(d)
3,968 4
Sleep Number Corp
(d)
1,264 17
Sonos Inc
(d)
782 10
Traeger Inc
(d)
2,024 6
Xperi Inc
(d)
2,651 24
$ 3,080
Housewares - 0 .00%
Lifetime Brands Inc 873 5

Schedule of Investments
SmallCap Value Fund II
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 5 .14%
Ambac Financial Group Inc
(d)
134,790 $ 1,524
American Coastal Insurance Corp
(d)
851 10
AMERISAFE Inc 579 31
Assured Guaranty Ltd 20,500 1,711
Axis Capital Holdings Ltd 20,500 1,604
Bowhead Specialty Holdings Inc
(d)
327 10
CNO Financial Group Inc 65,314 2,247
Donegal Group Inc 956 15
Employers Holdings Inc 51,815 2,525
Enstar Group Ltd
(d)
707 228
Essent Group Ltd 43,612 2,617
F&G Annuities & Life Inc 23,659 948
Fidelis Insurance Holdings Ltd 2,879 50
First American Financial Corp 206,835 13,269
Genworth Financial Inc
(d)
23,986 162
GoHealth Inc
(d)
315 4
Greenlight Capital Re Ltd
(d)
1,623 22
Hamilton Insurance Group Ltd
(d)
2,180 38
Hanover Insurance Group Inc/The 14,400 2,136
Heritage Insurance Holdings Inc
(d)
1,337 14
Hippo Holdings Inc
(d)
1,158 26
Horace Mann Educators Corp 64,748 2,411
Investors Title Co 66 15
Jackson Financial Inc 4,260 426
James River Group Holdings Ltd 1,952 12
Kemper Corp 35,600 2,217
Lemonade Inc
(d),(e)
560 13
Lincoln National Corp 32,800 1,140
Maiden Holdings Ltd
(d)
5,515 9
MBIA Inc 2,638 10
Mercury General Corp 16,507 1,116
MGIC Investment Corp 78,000 1,953
NI Holdings Inc
(d)
462 7
NMI Holdings Inc
(d)
63,527 2,458
ProAssurance Corp
(d)
99,915 1,488
Roadzen Inc
(d)
1,384 1
Safety Insurance Group Inc 818 64
Selective Insurance Group Inc 101,055 9,178
Selectquote Inc
(d)
8,059 16
SiriusPoint Ltd
(d)
84,664 1,112
Skyward Specialty Insurance Group Inc
(d)
1,563 69
Stewart Information Services Corp 25,189 1,733
Tiptree Inc 1,136 23
United Fire Group Inc 28,096 552
Universal Insurance Holdings Inc 1,116 22
White Mountains Insurance Group Ltd 1,240 2,228
$ 57,464
Internet - 0 .31%
1-800-Flowers.com Inc
(d)
1,217 10
1stdibs.com Inc
(d),(e)
1,390 6
aka Brands Holding Corp
(d)
44 1
BARK Inc
(d)
8,267 12
Beyond Inc
(d)
2,652 17
Bumble Inc
(d)
4,804 34
Cars.com Inc
(d)
3,614 58
Despegar.com Corp
(d)
2,888 42
Entravision Communications Corp 3,080 7
ePlus Inc
(d)
13,209 1,175
Eventbrite Inc
(d),(e)
695 2
Figs Inc
(d)
6,800 42
fuboTV Inc
(d)
14,994 26
Groupon Inc
(d)
695 7
HealthStream Inc 938 27
Innovid Corp
(d)
5,886 11
Lands' End Inc
(d)
791 12
LifeMD Inc
(d)
938 4
LiveOne Inc
(d)
874 1
Magnite Inc
(d)
819 10
Mondee Holdings Inc
(d)
677 1
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
Nextdoor Holdings Inc
(d)
10,259 $ 25
Opendoor Technologies Inc
(d)
32,806 57
RealReal Inc/The
(d),(e)
2,043 6
RumbleON Inc
(d)
1,121 6
Shutterstock Inc 51,622 1,656
Solo Brands Inc
(d)
1,599 2
Stitch Fix Inc
(d)
5,012 16
TrueCar Inc
(d)
5,058 20
Vacasa Inc
(d)
665 2
Ziff Davis Inc
(d)
2,523 117
$ 3,412
Investment Companies - 0 .07%
Bit Digital Inc
(d),(e)
6,655 25
Cannae Holdings Inc 3,080 61
Cipher Mining Inc
(d)
3,488 17
Compass Diversified Holdings 3,694 80
Core Scientific Inc
(d)
2,111 28
FTAI Infrastructure Inc 5,564 45
HA Sustainable Infrastructure Capital Inc 6,243 219
Hut 8 Corp
(d),(e)
4,489 71
MARA Holdings Inc
(d)
2,698 45
NewtekOne Inc
(e)
1,362 18
Riot Platforms Inc
(d),(e)
13,767 127
Terawulf Inc
(d),(e)
913 6
$ 742
Iron & Steel - 0 .04%
Commercial Metals Co 6,446 347
Haynes International Inc 730 44
Radius Recycling Inc 1,548 25
Universal Stainless & Alloy Products Inc
(d)
506 22
$ 438
Leisure Products & Services - 0 .69%
Clarus Corp 1,805 8
Escalade Inc 661 9
Global Business Travel Group I
(d)
1,106 8
Harley-Davidson Inc 62,400 1,994
Johnson Outdoors Inc 36,365 1,149
Life Time Group Holdings Inc
(d)
3,296 73
Lindblad Expeditions Holdings Inc
(d)
618 6
Malibu Boats Inc
(d)
1,103 50
Marine Products Corp
(e)
334 3
MasterCraft Boat Holdings Inc
(d)
983 17
Peloton Interactive Inc
(d)
1,436 12
Polaris Inc 27,400 1,916
Sabre Corp
(d)
16,522 53
Topgolf Callaway Brands Corp
(d)
7,875 76
Vista Outdoor Inc
(d)
52,039 2,288
$ 7,662
Lodging - 0 .49%
Full House Resorts Inc
(d)
2,054 10
Hilton Grand Vacations Inc
(d)
42,500 1,567
Marcus Corp/The 1,409 27
Playa Hotels & Resorts NV
(d)
172,200 1,464
Travel + Leisure Co 50,300 2,405
$ 5,473
Machinery - Construction & Mining - 1 .07%
Astec Industries Inc 1,244 39
Bloom Energy Corp
(d),(e)
1,011 10
BWX Technologies Inc 70,600 8,596
Hyster-Yale Inc 268 17
Manitowoc Co Inc/The
(d)
2,047 19
NANO Nuclear Energy Inc
(d),(e)
235 5
Net Power Inc
(d),(e)
1,250 11
Oshkosh Corp 30,300 3,098
Terex Corp 3,693 191
$ 11,986

Schedule of Investments
SmallCap Value Fund II
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified - 1 .48%
Alamo Group Inc 42,610 $ 7,224
Albany International Corp 23,099 1,569
Cactus Inc 25,700 1,524
Columbus McKinnon Corp/NY 1,556 50
DXP Enterprises Inc/TX
(d)
14,510 712
Eastman Kodak Co
(d)
3,566 17
Gates Industrial Corp PLC
(d)
90,300 1,747
Gencor Industries Inc
(d)
639 13
GrafTech International Ltd
(d)
1,352 2
Ichor Holdings Ltd
(d)
1,236 34
Lindsay Corp 13,503 1,616
Tennant Co 587 51
Thermon Group Holdings Inc
(d)
76,928 2,016
Twin Disc Inc 661 8
Zurn Elkay Water Solutions Corp 426 15
$ 16,598
Media - 0 .20%
AMC Networks Inc
(d)
1,780 14
Cable One Inc 315 108
EW Scripps Co/The
(d)
3,796 13
Gannett Co Inc
(d)
7,871 37
Gray Television Inc 4,716 27
iHeartMedia Inc
(d)
6,439 13
Liberty Latin America Ltd - Class A
(d)
1,792 17
Liberty Latin America Ltd - Class C
(d)
7,205 70
Scholastic Corp 1,250 31
Sphere Entertainment Co
(d)
1,454 61
TEGNA Inc 111,120 1,826
Value Line Inc
(e)
8 —
WideOpenWest Inc
(d)
3,072 15
$ 2,232
Metal Fabrication & Hardware - 1 .53%
AZZ Inc 18,094 1,378
Eastern Co/The 322 10
Helios Technologies Inc 563 26
Hillman Solutions Corp
(d)
9,042 96
Janus International Group Inc
(d)
202,400 1,490
L B Foster Co
(d)
27,556 520
Mayville Engineering Co Inc
(d)
653 13
Metallus Inc
(d)
2,326 33
Mueller Industries Inc 468 38
NN Inc
(d)
2,870 9
Northwest Pipe Co
(d)
473 21
Olympic Steel Inc 576 21
Park-Ohio Holdings Corp 526 15
Proto Labs Inc
(d)
58,402 1,600
Ryerson Holding Corp 1,558 34
Standex International Corp 157 29
Timken Co/The 28,000 2,324
Tredegar Corp
(d)
45,889 356
Valmont Industries Inc 29,065 9,059
Worthington Enterprises Inc 213 8
Worthington Steel Inc 1,789 68
$ 17,148
Mining - 0 .15%
Caledonia Mining Corp PLC 918 14
Centrus Energy Corp
(d)
236 24
Coeur Mining Inc
(d)
22,036 142
Compass Minerals International Inc 2,033 25
Constellium SE
(d)
85,000 943
Contango ORE Inc
(d),(e)
375 8
Dakota Gold Corp
(d)
1,906 4
Encore Energy Corp
(d),(e)
3,022 12
Energy Fuels Inc/Canada
(d),(e)
10,324 62
Hecla Mining Co 32,739 212
i-80 Gold Corp
(d)
18,668 20
Kaiser Aluminum Corp 65 5
Lifezone Metals Ltd
(d)
2,039 13
Metals Acquisition Ltd
(d)
2,254 27
COMMON STOCKS (continued) Shares Held Value (000’s)
Mining (continued)
Novagold Resources Inc
(d),(e)
13,561 $ 47
Piedmont Lithium Inc
(d),(e)
810 11
SSR Mining Inc 11,288 70
Ur-Energy Inc
(d)
2,372 3
$ 1,642
Miscellaneous Manufacturers - 1 .78%
AMMO Inc
(d)
5,304 6
Core Molding Technologies Inc
(d)
447 7
Enpro Inc 1,047 152
Fabrinet
(d)
30,204 7,278
Hillenbrand Inc 82,778 2,281
John Bean Technologies Corp 1,647 184
LSB Industries Inc
(d)
3,151 26
Materion Corp 82,931 8,428
Myers Industries Inc 121,100 1,427
NL Industries Inc 588 4
Park Aerospace Corp 657 9
Smith & Wesson Brands Inc 2,270 29
Solidion Technology Inc
(d),(e)
3,003 1
Sturm Ruger & Co Inc 633 25
Trinity Industries Inc 394 13
$ 19,870
Office & Business Equipment - 0 .01%
Pitney Bowes Inc 6,263 45
Xerox Holdings Corp 6,431 53
$ 98
Office Furnishings - 0 .22%
CompX International Inc 65 2
HNI Corp 1,337 66
Interface Inc 62,530 1,092
Steelcase Inc 107,710 1,295
Virco Mfg. Corp 608 9
$ 2,464
Oil & Gas - 4 .38%
Amplify Energy Corp
(d)
2,308 15
Antero Resources Corp
(d)
194,950 5,045
Baytex Energy Corp 766,971 2,170
Berry Corp 99,848 501
Borr Drilling Ltd 13,179 55
California Resources Corp 49,124 2,553
CNX Resources Corp
(d)
8,221 280
Comstock Resources Inc 5,097 59
Crescent Energy Co 178,502 2,218
CVR Energy Inc 69,952 1,112
Delek US Holdings Inc 65,844 1,032
Diversified Energy Co PLC 2,418 29
Evolution Petroleum Corp 1,301 7
Granite Ridge Resources Inc 3,105 18
Gulfport Energy Corp
(d)
347 48
Helmerich & Payne Inc 5,362 180
HighPeak Energy Inc
(e)
905 11
Kosmos Energy Ltd
(d)
548,321 2,062
Magnolia Oil & Gas Corp 769 19
Matador Resources Co 94,355 4,917
Murphy Oil Corp 136,096 4,285
Nabors Industries Ltd
(d)
363 27
Noble Corp PLC 2,651 85
Northern Oil & Gas Inc 71,877 2,606
Par Pacific Holdings Inc
(d)
129,092 1,995
Patterson-UTI Energy Inc 455,615 3,494
PBF Energy Inc 80,771 2,303
Permian Resources Corp 351,990 4,798
Prairie Operating Co
(d)
123 1
PrimeEnergy Resources Corp
(d),(e)
31 5
Riley Exploration Permian Inc 596 16
Ring Energy Inc
(d)
9,253 14
SandRidge Energy Inc 1,904 21
Seadrill Ltd
(d)
2,669 105
Sitio Royalties Corp 4,475 100

Schedule of Investments
SmallCap Value Fund II
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
SM Energy Co 5,291 $ 222
Talos Energy Inc
(d)
226,513 2,315
Transocean Ltd
(d)
40,748 177
VAALCO Energy Inc 323,684 1,729
Valaris Ltd
(d)
1,237 63
Vital Energy Inc
(d)
83,267 2,271
Vitesse Energy Inc 1,368 34
$ 48,997
Oil & Gas Services - 1 .36%
Aris Water Solutions Inc 1,447 24
Bristow Group Inc
(d)
1,342 45
DMC Global Inc
(d)
809 8
DNOW Inc
(d)
5,854 69
Drilling Tools International Corp
(d)
560 2
Expro Group Holdings NV
(d)
136,215 1,737
Forum Energy Technologies Inc
(d)
693 10
Geospace Technologies Corp
(d)
786 9
Helix Energy Solutions Group Inc
(d)
6,458 60
Innovex International Inc
(d)
110,744 1,571
Kodiak Gas Services Inc 57,456 1,832
Liberty Energy Inc 104,454 1,783
Mammoth Energy Services Inc
(d)
1,437 6
Matrix Service Co
(d)
1,551 18
National Energy Services Reunited Corp
(d)
181,900 1,674
Natural Gas Services Group Inc
(d)
524 10
Newpark Resources Inc
(d)
4,559 30
Oil States International Inc
(d)
156,319 739
ProFrac Holding Corp
(d),(e)
145,415 866
ProPetro Holding Corp
(d)
273,194 1,888
Ranger Energy Services Inc 975 13
RPC Inc 243,980 1,386
SEACOR Marine Holdings Inc
(d)
1,514 10
Select Water Solutions Inc 132,234 1,401
Solaris Energy Infrastructure Inc 1,477 19
$ 15,210
Packaging & Containers - 0 .30%
Clearwater Paper Corp
(d)
948 24
Greif Inc - Class A 1,369 85
Greif Inc - Class B 288 19
O-I Glass Inc
(d)
8,598 96
Pactiv Evergreen Inc 2,085 24
Ranpak Holdings Corp
(d)
2,397 15
Silgan Holdings Inc 34,100 1,764
TriMas Corp 47,547 1,276
$ 3,303
Pharmaceuticals - 0 .47%
ACELYRIN Inc
(d)
4,306 24
AdaptHealth Corp
(d)
3,144 32
Agios Pharmaceuticals Inc
(d)
3,142 140
Akebia Therapeutics Inc
(d)
10,512 17
Amneal Pharmaceuticals Inc
(d)
1,596 13
Amphastar Pharmaceuticals Inc
(d)
39,000 1,971
Anika Therapeutics Inc
(d)
626 11
Aquestive Therapeutics Inc
(d),(e)
3,016 17
Astrazeneca Finance LLC - Contingent Value
Rights
(d),(f)
3,047 1
Biote Corp
(d)
178 1
Coherus Biosciences Inc
(d)
5,704 4
Corbus Pharmaceuticals Holdings Inc
(d)
273 4
CorMedix Inc
(d)
340 3
Enanta Pharmaceuticals Inc
(d)
1,248 14
Enliven Therapeutics Inc
(d)
128 4
Fennec Pharmaceuticals Inc
(d)
1,289 6
Foghorn Therapeutics Inc
(d)
698 5
Fulcrum Therapeutics Inc
(d)
2,359 7
Galectin Therapeutics Inc
(d),(e)
787 2
Gyre Therapeutics Inc
(d)
444 6
Herbalife Ltd
(d)
316,567 2,390
Heron Therapeutics Inc
(d)
6,631 12
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Ironwood Pharmaceuticals Inc
(d)
5,487 $ 22
Lyell Immunopharma Inc
(d)
10,015 10
MannKind Corp
(d)
3,627 26
Nature's Sunshine Products Inc
(d)
606 8
Neurogene Inc
(d)
301 13
Option Care Health Inc
(d)
5,054 116
ORIC Pharmaceuticals Inc
(d)
2,779 26
Outlook Therapeutics Inc
(d),(e)
304 2
Owens & Minor Inc
(d)
3,507 45
Pacira BioSciences Inc
(d)
2,307 38
Phibro Animal Health Corp 900 21
Regulus Therapeutics Inc
(d)
3,292 5
SIGA Technologies Inc 857 6
Skye Bioscience Inc
(d)
1,027 5
Spyre Therapeutics Inc
(d)
1,724 56
Supernus Pharmaceuticals Inc
(d)
2,571 88
Telomir Pharmaceuticals Inc
(d)
303 1
Trevi Therapeutics Inc
(d)
1,587 5
USANA Health Sciences Inc
(d)
667 25
Vanda Pharmaceuticals Inc
(d)
3,179 15
Voyager Therapeutics Inc
(d)
2,711 18
$ 5,235
Pipelines - 0 .32%
Excelerate Energy Inc 35,602 850
Golar LNG Ltd 5,491 199
Kinetik Holdings Inc 1,914 93
NextDecade Corp
(d),(e)
423,800 2,475
$ 3,617
Private Equity - 0 .00%
Chicago Atlantic Real Estate Finance Inc 944 14
P10 Inc 405 5
$ 19
Real Estate - 1 .84%
American Realty Investors Inc
(d)
142 2
Anywhere Real Estate Inc
(d)
5,782 22
Cushman & Wakefield PLC
(d)
1,162,617 15,753
FRP Holdings Inc
(d)
779 23
Kennedy-Wilson Holdings Inc 6,283 67
Legacy Housing Corp
(d)
26,754 663
Marcus & Millichap Inc 1,289 49
Maui Land & Pineapple Co Inc
(d)
42 1
McGrath RentCorp 13,400 1,524
Newmark Group Inc 7,446 112
Offerpad Solutions Inc
(d)
630 2
RE/MAX Holdings Inc
(d)
1,114 14
RMR Group Inc/The 54,906 1,322
Seritage Growth Properties
(d)
243,649 1,021
Star Holdings
(d)
806 10
Stratus Properties Inc
(d)
331 7
Transcontinental Realty Investors Inc
(d)
86 2
$ 20,594
REITs - 5 .01%
Acadia Realty Trust 5,725 140
Advanced Flower Capital Inc 1,000 10
AG Mortgage Investment Trust Inc 1,496 11
AGNC Investment Corp 922,110 8,585
Alexander & Baldwin Inc 4,001 75
Alexander's Inc 6,400 1,453
Alpine Income Property Trust Inc 780 14
American Assets Trust Inc 2,643 71
American Healthcare REIT Inc 4,561 121
Angel Oak Mortgage REIT Inc 550 5
Apartment Investment and Management Co
(d)
4,064 34
Apollo Commercial Real Estate Finance Inc 142,406 1,266
Apple Hospitality REIT Inc 12,686 187
Arbor Realty Trust Inc 10,243 151
Ares Commercial Real Estate Corp 188,647 1,198
Armada Hoffler Properties Inc 3,376 37
ARMOUR Residential REIT Inc 2,675 50

Schedule of Investments
SmallCap Value Fund II
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Blackstone Mortgage Trust Inc 9,641 $ 176
Braemar Hotels & Resorts Inc 4,110 12
Brandywine Realty Trust 9,422 48
BrightSpire Capital Inc 222,960 1,356
Broadstone Net Lease Inc 10,493 185
BRT Apartments Corp 694 11
CareTrust REIT Inc 7,266 237
CBL & Associates Properties Inc 432 11
Centerspace 852 59
Chatham Lodging Trust 2,687 21
Chimera Investment Corp 4,435 67
City Office REIT Inc 2,430 12
Claros Mortgage Trust Inc 80,966 509
Clipper Realty Inc 188 1
Community Healthcare Trust Inc 1,470 28
COPT Defense Properties 6,256 201
CTO Realty Growth Inc 1,294 25
Curbline Properties Corp
(d)
5,269 119
DiamondRock Hospitality Co 122,189 1,047
Diversified Healthcare Trust 12,129 43
Douglas Emmett Inc 8,956 159
Dynex Capital Inc 4,119 50
Easterly Government Properties Inc 5,357 73
Ellington Financial Inc 4,548 55
Elme Communities 4,850 82
Empire State Realty Trust Inc 213,530 2,264
Equity Commonwealth
(d)
5,854 116
Essential Properties Realty Trust Inc 9,762 309
Farmland Partners Inc 2,387 28
Four Corners Property Trust Inc 5,095 140
Franklin BSP Realty Trust Inc 4,525 59
Franklin Street Properties Corp 6,084 11
Getty Realty Corp 2,732 86
Gladstone Commercial Corp 1,830 29
Gladstone Land Corp 1,946 25
Global Medical REIT Inc 3,333 30
Global Net Lease Inc 11,169 87
Granite Point Mortgage Trust Inc 157,951 470
Great Ajax Corp 57,153 179
Hudson Pacific Properties Inc 7,581 33
Independence Realty Trust Inc 12,561 246
Industrial Logistics Properties Trust 3,853 14
Innovative Industrial Properties Inc 1,572 203
InvenTrust Properties Corp 3,773 111
Invesco Mortgage Capital Inc 2,888 23
JBG SMITH Properties 4,632 79
Kite Realty Group Trust 12,081 310
KKR Real Estate Finance Trust Inc 2,354 27
Ladder Capital Corp 6,281 72
LTC Properties Inc 2,378 91
LXP Industrial Trust 16,200 153
Macerich Co/The 12,039 225
MFA Financial Inc 645,575 7,934
National Health Investors Inc 2,334 179
NET Lease Office Properties 829 25
NETSTREIT Corp 3,450 54
New York Mortgage Trust Inc 5,001 29
NexPoint Diversified Real Estate Trust 1,949 10
Nexpoint Real Estate Finance Inc 484 7
NexPoint Residential Trust Inc 1,259 52
NNN REIT Inc 199,665 8,674
One Liberty Properties Inc 886 24
Orchid Island Capital Inc 3,966 30
Orion Office REIT Inc 3,502 13
Outfront Media Inc 4,967 88
Paramount Group Inc 10,255 50
Park Hotels & Resorts Inc 145,600 2,022
Peakstone Realty Trust 1,986 26
Pebblebrook Hotel Trust 173,805 2,082
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
PennyMac Mortgage Investment Trust 4,790 $ 65
Phillips Edison & Co Inc 5,813 220
Piedmont Office Realty Trust Inc 6,828 68
Plymouth Industrial REIT Inc 2,216 45
Postal Realty Trust Inc 789 12
PotlatchDeltic Corp 4,414 184
Ready Capital Corp 8,971 62
Redwood Trust Inc 7,296 53
Retail Opportunity Investments Corp 6,871 107
RLJ Lodging Trust 8,445 75
Sabra Health Care REIT Inc 12,895 250
Safehold Inc 2,861 61
Saul Centers Inc 72 3
Service Properties Trust 9,140 29
Seven Hills Realty Trust 791 10
SITE Centers Corp 2,619 42
SL Green Realty Corp 3,647 276
STAG Industrial Inc 232,035 8,650
Summit Hotel Properties Inc 5,798 36
Sunrise Realty Trust Inc 396 5
Sunstone Hotel Investors Inc 11,302 114
Tanger Inc 3,583 119
Terreno Realty Corp 5,329 320
TPG RE Finance Trust Inc 3,298 29
Two Harbors Investment Corp 5,748 66
UMH Properties Inc 3,053 57
Uniti Group Inc 13,295 67
Universal Health Realty Income Trust 153 6
Urban Edge Properties 6,795 151
Veris Residential Inc 4,330 71
Whitestone REIT 2,664 37
Xenia Hotels & Resorts Inc 5,663 80
$ 56,084
Retail - 4 .77%
Academy Sports & Outdoors Inc 2,890 147
Advance Auto Parts Inc 40,900 1,460
American Eagle Outfitters Inc 2,074 41
America's Car-Mart Inc/TX
(d)
351 14
Arko Corp 3,973 26
Asbury Automotive Group Inc
(d)
8,304 1,892
Beacon Roofing Supply Inc
(d)
134,118 12,348
Biglari Holdings Inc
(d)
46 8
BJ's Restaurants Inc
(d)
493 18
Blink Charging Co
(d),(e)
3,143 6
Bloomin' Brands Inc 138,509 2,298
BlueLinx Holdings Inc
(d)
463 51
Brinker International Inc
(d)
241 25
Caleres Inc 1,308 39
Citi Trends Inc
(d)
378 7
Clean Energy Fuels Corp
(d)
9,476 27
Cracker Barrel Old Country Store Inc
(e)
938 45
Dave & Buster's Entertainment Inc
(d)
33,600 1,241
Denny's Corp
(d)
252,507 1,618
Designer Brands Inc 2,502 13
Destination XL Group Inc
(d)
3,340 9
Dine Brands Global Inc 777 24
El Pollo Loco Holdings Inc
(d)
88,398 1,080
EVgo Inc
(d)
4,890 38
FirstCash Holdings Inc 66,540 6,885
Foot Locker Inc
(d)
4,598 107
Genesco Inc
(d)
467 12
GMS Inc
(d)
237 21
Group 1 Automotive Inc 7,171 2,612
GrowGeneration Corp
(d)
3,153 7
Haverty Furniture Cos Inc 63,643 1,410
J Jill Inc 52 1
La-Z-Boy Inc 2,335 89
Leslie's Inc
(d)
4,402 12
MarineMax Inc
(d)
31,677 923

Schedule of Investments
SmallCap Value Fund II
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Movado Group Inc 878 $ 16
MSC Industrial Direct Co Inc 26,100 2,064
National Vision Holdings Inc
(d)
4,000 42
Nordstrom Inc 41,600 941
Nu Skin Enterprises Inc 260,135 1,611
ODP Corp/The
(d)
1,926 60
OneWater Marine Inc
(d)
55,666 1,212
Papa John's International Inc 23,734 1,243
PC Connection Inc 11,446 728
Petco Health & Wellness Co Inc
(d)
4,903 21
PetMed Express Inc
(d)
122,883 504
Portillo's Inc
(d)
689 9
PriceSmart Inc 514 43
Sally Beauty Holdings Inc
(d)
5,764 75
Shoe Carnival Inc 975 33
Signet Jewelers Ltd 21,882 2,006
Sonic Automotive Inc 39,853 2,260
Tile Shop Holdings Inc
(d)
1,105 7
Tilly's Inc
(d)
1,035 4
Urban Outfitters Inc
(d)
2,542 91
Vera Bradley Inc
(d)
1,675 8
Victoria's Secret & Co
(d)
3,332 101
Warby Parker Inc
(d)
333,775 5,651
Winmark Corp 162 60
Zumiez Inc
(d)
931 19
$ 53,363
Savings & Loans - 1 .99%
Axos Financial Inc
(d)
2,706 183
Banc of California Inc 115,490 1,774
Berkshire Hills Bancorp Inc 60,560 1,649
Brookline Bancorp Inc 157,892 1,777
Capitol Federal Financial Inc 275,265 1,774
ESSA Bancorp Inc 520 10
First Financial Northwest Inc
(e)
435 10
Flagstar Financial Inc 14,114 143
Flushing Financial Corp 114,124 1,788
FS Bancorp Inc 7,702 337
Hingham Institution For Savings The
(e)
3,089 784
Home Bancorp Inc
(e)
4,308 203
HomeTrust Bancshares Inc
(e)
794 26
Northfield Bancorp Inc 145,649 1,714
Northwest Bancshares Inc 7,058 94
OceanFirst Financial Corp 136,354 2,481
Pacific Premier Bancorp Inc 65,921 1,682
Provident Financial Services Inc 132,316 2,471
Southern Missouri Bancorp Inc 14,905 884
Timberland Bancorp Inc/WA 468 13
WaFd Inc 68,905 2,342
Waterstone Financial Inc 898 13
WSFS Financial Corp 3,272 161
$ 22,313
Semiconductors - 1 .60%
ACM Research Inc
(d)
935 18
Alpha & Omega Semiconductor Ltd
(d)
1,286 43
Ambarella Inc
(d)
1,003 56
CEVA Inc
(d)
247 6
Cohu Inc
(d)
2,560 64
Diodes Inc
(d)
36,372 2,127
IPG Photonics Corp
(d)
21,500 1,741
MaxLinear Inc
(d)
161,828 2,099
Navitas Semiconductor Corp
(d),(e)
6,069 15
Ouster Inc
(d),(e)
1,996 13
Penguin Solutions Inc
(d)
2,876 43
Photronics Inc
(d)
93,546 2,133
Rambus Inc
(d)
196,745 9,408
Richardson Electronics Ltd/United States 764 11
Synaptics Inc
(d)
2,013 138
Veeco Instruments Inc
(d)
500 14
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Vishay Precision Group Inc
(d)
702 $ 16
$ 17,945
Software - 0 .52%
Adeia Inc 135,757 1,687
Asure Software Inc
(d)
1,475 15
Bandwidth Inc
(d)
183 4
BigBear.ai Holdings Inc
(d)
1,787 3
Cerence Inc
(d)
2,433 7
CommVault Systems Inc
(d)
156 24
Concentrix Corp 21,600 918
Consensus Cloud Solutions Inc
(d)
1,027 23
CS Disco Inc
(d)
756 4
Daily Journal Corp
(d)
22 11
Definitive Healthcare Corp
(d)
3,327 14
Digi International Inc
(d)
1,964 57
Digimarc Corp
(d)
81 3
Digital Turbine Inc
(d)
5,352 17
Donnelley Financial Solutions Inc
(d)
493 29
E2open Parent Holdings Inc
(d)
11,362 33
EverCommerce Inc
(d)
405 4
Fastly Inc
(d)
1,551 11
Health Catalyst Inc
(d)
3,150 25
I3 Verticals Inc
(d)
1,157 27
IBEX Holdings Ltd
(d)
546 10
Immersion Corp 1,688 14
Instructure Holdings Inc
(d)
610 14
Life360 Inc
(d)
72 3
Logility Supply Chain Solutions Inc 1,848 20
Meridianlink Inc
(d)
658 14
Olo Inc
(d)
2,997 15
ON24 Inc
(d)
1,716 10
Outbrain Inc
(d)
2,406 10
Pagaya Technologies Ltd
(d),(e)
2,581 30
Planet Labs PBC
(d)
11,849 26
Playstudios Inc
(d)
5,206 7
Rackspace Technology Inc
(d)
4,168 10
Silvaco Group Inc
(d)
75 1
SolarWinds Corp 2,971 39
TruBridge Inc
(d)
83,400 1,070
Verint Systems Inc
(d)
3,383 72
Vimeo Inc
(d)
8,207 39
Waystar Holding Corp
(d)
877 25
ZoomInfo Technologies Inc
(d)
129,400 1,430
$ 5,775
Supranational Bank - 0 .00%
Banco Latinoamericano de Comercio Exterior SA 1,499 48
Telecommunications - 0 .83%
ADTRAN Holdings Inc
(d)
4,350 26
Anterix Inc
(d)
80 3
Applied Digital Corp
(d),(e)
2,142 15
AST SpaceMobile Inc
(d),(e)
7,442 177
ATN International Inc 616 13
Aviat Networks Inc
(d)
21,107 431
BlackSky Technology Inc
(d)
943 6
Calix Inc
(d)
831 29
Ciena Corp
(d)
106,675 6,775
Clearfield Inc
(d)
713 26
CommScope Holding Co Inc
(d)
11,749 79
Consolidated Communications Holdings Inc
(d)
4,532 21
DigitalBridge Group Inc 6,467 101
EchoStar Corp
(d)
6,739 169
Extreme Networks Inc
(d)
3,201 48
Globalstar Inc
(d)
6,686 7
Gogo Inc
(d)
2,075 14
IDT Corp - Class B 268 13
Lumen Technologies Inc
(d)
56,431 361
NETGEAR Inc
(d)
1,524 33
Ooma Inc
(d)
1,189 14
Powerfleet Inc NJ
(d),(e)
5,240 26

Schedule of Investments
SmallCap Value Fund II
October 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Preformed Line Products Co 4,036 $ 496
Ribbon Communications Inc
(d)
5,346 19
Shenandoah Telecommunications Co 2,657 37
Spok Holdings Inc 1,020 16
Telephone and Data Systems Inc 5,479 163
Viasat Inc
(d)
6,870 66
Viavi Solutions Inc
(d)
12,258 113
$ 9,297
Textiles - 0 .15%
UniFirst Corp/MA 9,340 1,679
Toys, Games & Hobbies - 0 .06%
Funko Inc
(d)
1,839 22
JAKKS Pacific Inc
(d)
21,434 676
$ 698
Transportation - 2 .16%
Air Transport Services Group Inc
(d)
49,396 851
Ardmore Shipping Corp 2,249 32
Costamare Inc 2,166 29
Covenant Logistics Group Inc 385 20
CryoPort Inc
(d)
461 3
DHT Holdings Inc 7,472 77
Dorian LPG Ltd 986 28
FLEX LNG Ltd 719 18
Forward Air Corp 1,368 48
Genco Shipping & Trading Ltd 2,290 36
Golden Ocean Group Ltd 6,735 72
Heartland Express Inc 1,622 18
Himalaya Shipping Ltd
(d)
185 1
Hub Group Inc 3,383 147
International Seaways Inc 28,728 1,251
Kirby Corp
(d)
74,670 8,569
Marten Transport Ltd 78,897 1,222
Matson Inc 1,897 294
Nordic American Tankers Ltd 11,307 37
PAM Transportation Services Inc
(d)
377 6
Pangaea Logistics Solutions Ltd 1,953 13
Proficient Auto Logistics Inc
(d)
742 6
Radiant Logistics Inc
(d)
1,981 13
RXO Inc
(d)
260,360 7,340
Safe Bulkers Inc 3,585 15
Schneider National Inc 58,700 1,660
Scorpio Tankers Inc 2,598 151
SFL Corp Ltd 5,220 55
Teekay Corp Ltd
(d)
3,338 28
Teekay Tankers Ltd 1,307 62
Universal Logistics Holdings Inc 264 11
Werner Enterprises Inc 2,973 110
World Kinect Corp 73,369 1,918
$ 24,141
Trucking & Leasing - 0 .71%
GATX Corp 42,791 5,895
Greenbrier Cos Inc/The 33,120 1,963
Willis Lease Finance Corp 165 30
$ 7,888
Water - 0 .04%
American States Water Co 910 75
California Water Service Group 2,345 122
Consolidated Water Co Ltd 663 16
Middlesex Water Co 861 53
SJW Group 1,808 100
York Water Co/The 732 26
$ 392
TOTAL COMMON STOCKS $ 1,071,263
Total Investments $ 1,124,797
Other Assets and Liabilities -  (0.55)% (6,117)
TOTAL NET ASSETS - 100.00% $ 1,118,680
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $4,931 or
0.44% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $4,643 or 0.42% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.

Schedule of Investments
SmallCap Value Fund II
October 31, 2024
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales October 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.75% $ 61,517 $ 867,584 $ 903,042 $ 26,059
$ 61,517 $ 867,584 $ 903,042 $ 26,059
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.75% $ 2,047 $ — $ — $ —
$ 2,047 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; December 2024 Long 41 $ 4,528 $ (79)
Total $ (79)
Amounts in thousands except contracts.

Schedule of Investments
Tax-Exempt Bond Fund
October 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 0.09% Shares Held Value (000's)
Exchange-Traded Funds - 0.09%
iShares National Muni Bond ETF 528 $ 57
iShares Short-Term National Muni Bond ETF 374 39
JPMorgan Ultra-Short Municipal Income ETF 99 5
SPDR Nuveen Bloomberg High Yield Municipal
Bond ETF
9,994 259
VanEck High Yield Muni ETF 2,363 123
$ 483
TOTAL INVESTMENT COMPANIES $ 483
MUNICIPAL BONDS - 102 .93%
Principal
Amount (000's) Value (000's)
Alabama - 3.27%
Energy Southeast A Cooperative District
5.25%, 07/01/2054
(a)
$ 3,220 $ 3,466
Lower Alabama Gas District/The
5.00%, 09/01/2034 5,000 5,350
5.00%, 09/01/2046 3,445 3,783
Phenix City Industrial Development Board
4.13%, 05/15/2035 3,000 2,952
Tender Option Bond Trust Receipts/Certificates
4.40%, 07/01/2025
(a),(b)
2,000 2,000
Tuscaloosa County Industrial Development
Authority
5.25%, 05/01/2044
(b)
997 1,014
$ 18,565
Arizona - 1.54%
Arizona Industrial Development Authority
5.00%, 01/01/2043 575 460
Maricopa County Industrial Development Authority
4.00%, 01/01/2041 6,300 6,264
Navajo Nation
5.50%, 12/01/2030
(b)
1,990 2,019
$ 8,743
Arkansas - 0.18%
Arkansas Development Finance Authority
5.45%, 09/01/2052 1,000 1,037
California - 13.14%
California Community Choice Financing Authority
5.00%, 07/01/2053
(a)
5,000 5,287
California Educational Facilities Authority
5.00%, 05/01/2049 3,000 3,607
California Health Facilities Financing Authority
5.00%, 11/15/2046 1,695 1,733
California Housing Finance Agency (credit support
from Federal Home Loan Mortgage Corporation
Collateral )
3.75%, 03/25/2035
(c)
6,927 6,818
California Infrastructure & Economic Development
Bank
8.00%, 01/01/2050
(a),(b)
10,000 10,305
California Municipal Finance Authority
4.00%, 07/15/2029 4,050 4,045
California Municipal Finance Authority (credit
support from Build America Mutual Assurance Corp
- Transfer Custodial Receipt )
5.00%, 05/15/2031
(c)
2,240 2,383
California Pollution Control Financing Authority
4.30%, 07/01/2040 2,000 2,002
California State Public Works Board
5.00%, 02/01/2032 2,500 2,827
California Statewide Communities Development
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 05/15/2031
(c)
2,000 2,204
Chino Valley Unified School District
5.00%, 08/01/2055
(d)
2,430 2,565
City of Los Angeles Department of Airports
5.00%, 05/15/2029 1,250 1,334
5.00%, 05/15/2037
(d)
3,824 4,073
5.00%, 05/15/2044
(d)
5,150 5,240
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Los Angeles Unified School District/CA
5.00%, 07/01/2034 $ 4,500 $ 5,334
Oakland Unified School District/Alameda County
5.00%, 08/01/2034 2,210 2,244
Ontario International Airport Authority (credit
support from Assured Guaranty Municipal Corp )
5.00%, 05/15/2031
(c)
1,000 1,085
Sacramento Area Flood Control Agency (credit
support from Build America Mutual Assurance
Corp )
5.00%, 10/01/2039
(c)
1,340 1,341
San Diego County Regional Airport Authority
5.00%, 07/01/2040 65 67
San Diego Unified School District/CA
0.00%, 07/01/2032
(e)
5,000 3,886
San Francisco City & County Airport Comm-San
Francisco International Airport
5.00%, 05/01/2040 1,500 1,553
Southern California Public Power Authority
5.00%, 11/01/2028 2,385 2,493
State of California
5.00%, 08/01/2027 2,000 2,122
$ 74,548
Colorado - 0.73%
Denver Convention Center Hotel Authority
5.00%, 12/01/2040 1,000 1,009
Elbert County Independence Water & Sanitation
District
7.25%, 12/01/2038 1,000 1,029
Painted Prairie Public Improvement Authority
5.00%, 12/01/2049 1,000 912
Transport Metropolitan District No 3
5.00%, 12/01/2051 1,500 1,184
$ 4,134
Connecticut - 0.69%
Mohegan Tribal Finance Authority
7.00%, 02/01/2045
(b)
3,900 3,934
District of Columbia - 0.83%
District of Columbia
5.00%, 08/01/2039 4,155 4,698
Florida - 6.78%
City of Lakeland FL Department of Electric Utilities
5.25%, 10/01/2036 5,010 5,706
Collier County Health Facilities Authority
5.00%, 05/01/2043 3,500 3,545
Collier County Industrial Development
Authority (credit support from Assured Guaranty
Municipal Corp )
5.00%, 10/01/2049
(c)
1,500 1,594
County of Miami-Dade FL Aviation Revenue
5.00%, 10/01/2049
(d)
7,000 7,133
County of Palm Beach FL Airport System Revenue
5.00%, 10/01/2044
(f)
700 760
Florida Development Finance Corp
3.00%, 06/01/2032 4,000 3,605
5.00%, 05/01/2029
(b)
2,000 2,035
5.50%, 07/01/2053 3,500 3,612
6.13%, 07/01/2032
(a),(b)
4,000 4,099
Florida Development Finance Corp (credit support
from Assured Guaranty Municipal Corp )
5.25%, 07/01/2047
(c)
4,985 5,232
Palm Beach County Health Facilities Authority
7.50%, 05/15/2053 1,000 1,130
$ 38,451
Georgia - 5.07%
Atlanta Development Authority/The
5.00%, 04/01/2034
(b)
5,650 5,680
5.50%, 04/01/2039
(b)
4,000 4,054

Schedule of Investments
Tax-Exempt Bond Fund
October 31, 2024
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Georgia (continued)
City of Atlanta GA Airport Passenger Facility
Charge
5.00%, 07/01/2032 $ 9,235 $ 9,970
City of Atlanta GA Department of Aviation
5.00%, 07/01/2032 2,180 2,292
George L Smith II Congress Center Authority
5.00%, 01/01/2036
(b)
1,752 1,752
Georgia Ports Authority
5.00%, 07/01/2047 1,000 1,072
5.25%, 07/01/2043 3,585 3,953
$ 28,773
Illinois - 11.29%
Chicago O'Hare International Airport
5.25%, 01/01/2036 2,000 2,067
Chicago Transit Authority Capital Grant Receipts
Revenue
5.00%, 06/01/2029 3,250 3,475
City of Chicago IL
5.25%, 01/01/2029 2,000 2,003
5.50%, 01/01/2049 1,000 1,027
6.00%, 01/01/2038 2,965 3,072
7.46%, 02/15/2026 408 298
City of Chicago IL Wastewater Transmission
Revenue
5.00%, 01/01/2030 1,000 1,003
5.00%, 01/01/2032 1,000 1,002
5.00%, 01/01/2033 2,000 2,004
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2028 1,000 1,002
County of Cook IL Sales Tax Revenue
5.25%, 11/15/2035 1,500 1,577
Illinois State Toll Highway Authority
4.00%, 01/01/2046
(d)
600 581
5.00%, 12/01/2031 5,200 5,304
5.00%, 01/01/2040
(d)
2,000 2,027
5.25%, 01/01/2043
(d)
2,340 2,589
Metropolitan Pier & Exposition Authority (credit
support from Build America Mutual Assurance Corp
- Transfer Custodial Receipt )
4.00%, 12/15/2042
(c)
5,000 4,923
Metropolitan Pier & Exposition Authority (credit
support from National Public Finance Guarantee
Corp )
5.50%, 06/15/2029
(c)
2,185 2,268
Metropolitan Water Reclamation District of Greater
Chicago
5.00%, 12/01/2028 4,000 4,157
5.00%, 12/01/2031 1,000 1,035
Sales Tax Securitization Corp
5.00%, 01/01/2036 2,700 2,887
5.00%, 01/01/2040 3,000 3,095
State of Illinois
5.00%, 11/01/2027 2,415 2,539
5.00%, 11/01/2028 4,590 4,820
5.00%, 12/01/2032 1,380 1,434
5.50%, 10/01/2044 6,855 7,472
United City of Yorkville IL
5.75%, 03/01/2028 300 300
Village of Gilberts IL Special Service Area No 24
5.38%, 03/01/2034 127 119
$ 64,080
Indiana - 0.70%
City of Whiting IN
3.00%, 11/01/2051 455 372
Indiana Finance Authority
4.13%, 12/01/2026 1,670 1,688
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Indiana (continued)
Town of Shoals IN
7.25%, 11/01/2043 $ 1,910 $ 1,914
$ 3,974
Iowa - 0.10%
Iowa Finance Authority
7.50%, 05/15/2053 500 565
Kentucky - 2.02%
County of Trimble KY
1.30%, 09/01/2044
(a)
1,000 912
Kentucky Public Energy Authority
5.00%, 01/01/2055
(a)
3,000 3,216
Kentucky Turnpike Authority
5.00%, 07/01/2031 6,550 7,342
$ 11,470
Louisiana - 2.45%
Louisiana Local Government Environmental
Facilities & Community Development Authority
3.50%, 11/01/2032 7,155 6,946
4.40%, 11/01/2044
(b)
1,700 1,704
5.50%, 11/01/2039
(b)
2,105 2,217
Louisiana Public Facilities Authority
0.00%, 07/01/2039
(e)
417 —
0.00%, 07/01/2039
(e)
659 —
3.80%, 05/01/2054
(a)
900 900
Parish of St James LA
5.85%, 08/01/2041
(a),(b)
1,000 1,011
6.10%, 12/01/2040
(a),(b)
1,000 1,108
$ 13,886
Massachusetts - 2.19%
Massachusetts Bay Transportation Authority
Assessment Revenue
5.25%, 07/01/2028 2,000 2,182
Massachusetts Development Finance Agency
5.00%, 07/15/2040 7,500 9,038
5.00%, 07/01/2050 1,000 1,183
$ 12,403
Michigan - 3.07%
City of Detroit MI
5.50%, 04/01/2050 1,000 1,045
Detroit City School District (credit support from
Qualified School Bond Loan Fund )
5.00%, 05/01/2036
(c)
1,000 1,069
5.00%, 05/01/2037
(c)
1,000 1,064
5.00%, 05/01/2038
(c)
2,000 2,117
Kentwood Economic Development Corp
5.00%, 11/15/2041 1,000 1,003
Michigan Finance Authority
4.00%, 02/15/2047 3,400 3,135
Michigan State Building Authority
3.35%, 04/15/2059
(a)
1,735 1,735
Michigan Strategic Fund
4.00%, 10/01/2061
(a)
3,800 3,806
5.00%, 06/30/2048 2,390 2,422
$ 17,396
Minnesota - 0.88%
State of Minnesota
4.00%, 08/01/2044 5,000 5,008
Missouri - 0.73%
City of St Louis MO Airport Revenue
5.00%, 07/01/2034 1,285 1,374
5.00%, 07/01/2044 1,100 1,149
City of St Louis MO Airport Revenue (credit
support from National Public Finance Guarantee
Corp )
5.50%, 07/01/2028
(c)
1,500 1,634
$ 4,157

Schedule of Investments
Tax-Exempt Bond Fund
October 31, 2024
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Montana - 1.18%
County of Gallatin MT
4.00%, 10/15/2041
(b)
$ 5,000 $ 3,959
Montana Board of Housing (credit support from
Federal Housing Administration, Guaranteed by the
Department of Veterans Affairs and HUD )
4.00%, 06/01/2045
(c)
805 768
Montana Facility Finance Authority
4.13%, 07/01/2038 2,000 1,974
$ 6,701
Nevada - 2.32%
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043
(d)
9,000 9,286
Las Vegas Redevelopment Agency
5.00%, 06/15/2040 3,850 3,879
$ 13,165
New Hampshire - 0.39%
New Hampshire Business Finance Authority
3.75%, 07/01/2045
(a),(b)
1,000 845
4.13%, 01/20/2034 390 390
4.88%, 11/01/2042
(b)
1,000 991
$ 2,226
New Jersey - 5.09%
Casino Reinvestment Development Authority Inc
5.25%, 11/01/2039 750 750
Casino Reinvestment Development Authority
Inc (credit support from Assured Guaranty
Municipal Corp )
5.00%, 11/01/2042
(c)
1,000 1,086
New Jersey Economic Development Authority
5.75%, 04/01/2031 1,005 1,024
New Jersey Transportation Trust Fund Authority
5.25%, 06/15/2032 2,000 2,007
New Jersey Turnpike Authority
5.25%, 01/01/2054 1,000 1,099
South Jersey Port Corp
5.00%, 01/01/2042 5,000 5,085
State of New Jersey
4.00%, 06/01/2031 5,000 5,278
5.00%, 06/01/2028 2,100 2,256
Tobacco Settlement Financing Corp
4.00%, 06/01/2037 5,195 5,175
5.25%, 06/01/2046 5,000 5,143
$ 28,903
New Mexico - 0 .09%
City of Farmington NM
2.15%, 04/01/2033 600 487
New York - 10.70%
Metropolitan Transportation Authority
4.00%, 11/15/2044 1,900 1,833
5.00%, 11/15/2025 400 407
5.00%, 11/15/2032 1,000 1,088
5.00%, 11/15/2045 3,025 3,161
New York City Municipal Water Finance Authority
5.00%, 06/15/2034 3,500 4,048
5.25%, 06/15/2047 3,000 3,283
New York City Transitional Finance Authority
5.50%, 05/01/2042 3,050 3,476
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.25%, 11/01/2038 2,835 3,176
New York Counties Tobacco Trust VI
5.00%, 06/01/2036 740 751
New York State Dormitory Authority
4.00%, 09/01/2045 1,500 1,383
5.00%, 10/01/2050
(d)
5,500 6,366
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New York (continued)
New York State Dormitory Authority (credit
support from Assured Guaranty Municipal Corp )
5.25%, 10/01/2044
(c)
$ 1,000 $ 1,097
5.50%, 10/01/2054
(c)
3,000 3,298
New York Transportation Development Corp
4.00%, 10/31/2041 1,000 918
4.00%, 12/01/2042 1,000 945
5.00%, 12/01/2028 2,350 2,510
5.00%, 01/01/2032 7,200 7,357
5.00%, 01/01/2034 3,200 3,261
5.00%, 10/01/2040 2,000 2,064
5.00%, 07/01/2046 3,500 3,476
5.63%, 04/01/2040 1,000 1,074
New York Transportation Development Corp (credit
support from Assured Guaranty Municipal Corp )
4.50%, 12/31/2054
(c),(f)
350 341
Oneida Indian Nation of New York
6.00%, 09/01/2043
(b)
1,900 2,069
Tompkins County Development Corp
0.00%, 07/01/2027
(e)
115 29
Triborough Bridge & Tunnel Authority
4.13%, 05/15/2054 1,000 978
Westchester County Local Development
Corp (credit support from Assured Guaranty
Municipal Corp )
5.75%, 11/01/2048
(c)
2,075 2,315
$ 60,704
North Carolina - 0.28%
Raleigh Durham Airport Authority
5.00%, 05/01/2033 1,500 1,586
Ohio - 4.23%
Buckeye Tobacco Settlement Financing Authority
4.00%, 06/01/2037 1,125 1,123
4.00%, 06/01/2039 1,850 1,812
5.00%, 06/01/2055 7,500 6,772
County of Cuyahoga OH
5.00%, 12/01/2049 2,655 2,802
County of Hamilton OH
5.00%, 01/01/2036 1,435 1,443
5.00%, 01/01/2046 2,500 2,471
Ohio Air Quality Development Authority
4.25%, 01/15/2038
(b)
1,000 993
4.50%, 01/15/2048
(b)
850 821
Ohio State University/The
5.00%, 12/01/2033 5,000 5,741
$ 23,978
Oregon - 0.97%
State of Oregon Department of Transportation
5.00%, 11/15/2034 4,750 5,494
Other Territory - 0.35%
JPMorgan Chase Putters/Drivers Trust
4.55%, 06/01/2027
(a),(b)
2,000 2,000
Pennsylvania - 5.66%
Allegheny County Industrial Development Authority
5.13%, 05/01/2030 1,630 1,760
City of Philadelphia PA
5.00%, 02/01/2037 2,000 2,132
Lancaster Industrial Development Authority
4.00%, 07/01/2051 1,000 882
Pennsylvania Economic Development Financing
Authority
5.50%, 06/30/2043 4,100 4,386
Pennsylvania Turnpike Commission
5.00%, 12/01/2029 2,000 2,189
5.00%, 12/01/2036 1,725 1,791

Schedule of Investments
Tax-Exempt Bond Fund
October 31, 2024
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pennsylvania (continued)
Pennsylvania Turnpike Commission Oil Franchise
Tax Revenue
5.00%, 12/01/2046 $ 4,055 $ 4,326
5.25%, 12/01/2044 4,350 4,580
Philadelphia Authority for Industrial Development
4.00%, 07/01/2049 1,500 1,435
Philadelphia Gas Works Co (credit support from
Assured Guaranty Municipal Corp )
5.25%, 08/01/2054
(c)
1,000 1,077
Sports & Exhibition Authority of Pittsburgh &
Allegheny County (credit support from Assured
Guaranty Municipal Corp )
5.00%, 02/01/2034
(c)
6,895 7,542
$ 32,100
Puerto Rico - 0.55%
Commonwealth of Puerto Rico
0.00%, 07/01/2033
(e)
428 292
0.00%, 11/01/2043
(a),(e)
1,470 947
4.00%, 07/01/2033 183 180
4.00%, 07/01/2037 257 249
4.00%, 07/01/2041 349 329
4.00%, 07/01/2046 363 338
5.63%, 07/01/2029 361 389
5.75%, 07/01/2031 351 387
$ 3,111
South Carolina - 1.33%
South Carolina Jobs-Economic Development
Authority
5.25%, 11/15/2047 1,830 1,841
5.25%, 11/15/2052 1,500 1,503
6.00%, 06/01/2031
(b)
1,000 150
6.50%, 06/01/2051
(b)
4,500 675
South Carolina Public Service Authority
5.25%, 12/01/2049 3,135 3,387
$ 7,556
South Dakota - 0.26%
Oglala Sioux Tribe
5.75%, 10/01/2025
(b)
1,500 1,481
Tennessee - 0.81%
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities Board
5.00%, 07/01/2040 4,510 4,588
Texas - 7.01%
Central Texas Regional Mobility Authority
5.00%, 01/01/2048 2,740 2,798
Central Texas Turnpike System
5.00%, 08/15/2031 1,285 1,285
City of Galveston TX Wharves & Terminal Revenue
5.50%, 08/01/2041 1,800 1,961
City of Houston TX Airport System Revenue
6.63%, 07/15/2038 5,770 5,828
Gulf Coast Industrial Development Authority
4.05%, 11/01/2041
(a)
1,400 1,400
Harris County-Houston Sports Authority
5.00%, 11/15/2030 3,000 3,003
North Texas Tollway Authority
5.00%, 01/01/2045 1,000 1,002
Permanent University Fund - University of Texas
System
5.00%, 07/01/2036 2,000 2,329
Port of Beaumont Navigation District
3.63%, 01/01/2035
(b)
4,535 4,175
Port of Port Arthur Navigation District
4.30%, 04/01/2040
(a)
1,000 1,000
Tarrant County Cultural Education Facilities
Finance Corp
5.00%, 11/15/2037 2,060 2,064
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Texas (continued)
Texas Municipal Gas Acquisition and Supply Corp I
6.25%, 12/15/2026 $ 8,440 $ 8,673
Texas Private Activity Bond Surface Transportation
Corp
5.00%, 12/31/2033 4,000 4,238
$ 39,756
Utah - 1.46%
Utah Infrastructure Agency
5.00%, 10/15/2028 1,000 1,034
5.00%, 10/15/2032 4,385 4,497
5.00%, 10/15/2037 1,500 1,528
5.38%, 10/15/2040 1,200 1,232
$ 8,291
Virginia - 2.97%
County of Botetourt VA
6.00%, 07/01/2034 1,000 1,001
6.00%, 07/01/2044 1,000 1,002
County of Fairfax VA (credit support from State Aid
Withholding )
4.00%, 10/01/2039
(c)
5,000 5,104
Fairfax County Redevelopment & Housing
Authority
5.00%, 10/01/2039 3,000 3,133
Virginia Public School Authority (credit support
from State Intercept Program )
5.00%, 08/01/2030
(c)
3,535 3,864
Virginia Small Business Financing Authority
3.00%, 01/01/2041 3,480 2,762
$ 16,866
Washington - 0.98%
Port of Seattle WA
5.00%, 08/01/2030 5,250 5,591
Wisconsin - 0.64%
Public Finance Authority
4.00%, 09/30/2051 2,500 2,157
5.00%, 10/01/2043
(b)
1,500 1,505
$ 3,662
TOTAL MUNICIPAL BONDS $ 584,068
Total Investments $ 584,551
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (4.32)%
Notes with interest rates of 3.25% - 3.42% at
October 31, 2024 and contractual maturities of
collateral from 2025-2045.
(g)
$ (24,507) (24,507)
Total Net Investments $ 560,044
Other Assets and Liabilities -  1.30% 7,379
TOTAL NET ASSETS - 100.00% $ 567,423
(a) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $62,596 or 11.03% of net assets.
(c) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(d) Security or portion of underlying security related to Inverse Floaters entered into by the fund.
(e) Non-income producing security
(f) Security purchased on a when-issued basis.
(g) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
October 31, 2024.

Glossary to the Schedule of Investments
October 31, 2024
See accompanying notes.

Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CNH Chinese Renminbi
DOP Dominican Peso
EGP Egyptian Pound
EUR Euro
GBP British Pound Sterling
HKD Hong Kong Dollar
IDR Indonesian Rupiah
ILS Israeli New Shekel
INR Indian Rupee
JPY Japanese Yen
MXN Mexican Peso
PEN Peruvian Nuevo Sol
PLN Polish Zloty
TRY Turkish Lira
USD/$ United States Dollar
ZAR South African Rand

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
CALIFORNIA MUNICIPAL FUND
Class A shares
2024 $ 9 .30 $ 0 .30 $ 0 .56 $ 0 .86 ( $ 0 .30 ) ( $ 0 .30 ) $ 9 .86
2023 9 .27 0 .28 0 .02 0 .30 ( 0 .27 ) ( 0 .27 ) 9 .30
2022 11 .02 0 .25 ( 1 .75 ) ( 1 .50 ) ( 0 .25 ) ( 0 .25 ) 9 .27
2021 10 .85 0 .24 0 .17 0 .41 ( 0 .24 ) ( 0 .24 ) 11 .02
2020 10 .80 0 .25 0 .01 0 .26 ( 0 .21 ) ( 0 .21 ) 10 .85
Class C shares
2024 9 .32 0 .21 0 .56 0 .77 ( 0 .21 ) ( 0 .21 ) 9 .88
2023 9 .29 0 .20 0 .02 0 .22 ( 0 .19 ) ( 0 .19 ) 9 .32
2022 11 .05 0 .16 ( 1 .76 ) ( 1 .60 ) ( 0 .16 ) ( 0 .16 ) 9 .29
2021 10 .87 0 .15 0 .18 0 .33 ( 0 .15 ) ( 0 .15 ) 11 .05
2020 10 .82 0 .16 0 .01 0 .17 ( 0 .12 ) ( 0 .12 ) 10 .87
Institutional shares
2024 9 .30 0 .32 0 .57 0 .89 ( 0 .32 ) ( 0 .32 ) 9 .87
2023 9 .27 0 .31 0 .02 0 .33 ( 0 .30 ) ( 0 .30 ) 9 .30
2022 11 .03 0 .27 ( 1 .76 ) ( 1 .49 ) ( 0 .27 ) ( 0 .27 ) 9 .27
2021 10 .86 0 .26 0 .18 0 .44 ( 0 .27 ) ( 0 .27 ) 11 .03
2020 10 .81 0 .28 0 .01 0 .29 ( 0 .24 ) ( 0 .24 ) 10 .86

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Interest
Expense and Fees)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
9 .27% (b) $ 323,809 0 .87% 0 .71% (c) 3 .02% 35 .9%
3 .19 (b) 301,835 0 .89 0 .72 (c) 2 .89 31 .5
( 13 .86 ) (b) ,(d) 328,411 0 .78 0 .72 (c) 2 .42 38 .9
3 .89 (b) ,(d) 471,777 0 .79 0 .76 (c) 2 .11 13 .2
2 .44 (b) 446,357 0 .79 0 .76 (c) 2 .29 40 .1
8 .34 (b) 20,508 1 .70 1 .54 (c) 2 .18 35 .9
2 .32 (b) 21,229 1 .73 1 .56 (c) 2 .05 31 .5
( 14 .55 ) (b) 26,031 1 .60 1 .54 (c) 1 .59 38 .9
3 .05 (b) 39,213 1 .59 1 .56 (c) 1 .31 13 .2
1 .61 (b) 41,166 1 .60 1 .57 (c) 1 .49 40 .1
9 .64 279,440 0 .62 (e) 0 .46 (c) ,(e) 3 .27 35 .9
3 .46 235,290 0 .63 (e) 0 .46 (c) ,(e) 3 .15 31 .5
( 13 .65 ) 198,684 0 .53 (e) 0 .47 (c) ,(e) 2 .68 38 .9
4 .05 217,309 0 .54 (e) 0 .51 (c) ,(e) 2 .36 13 .2
2 .70 166,577 0 .54 (e) 0 .51 (c) ,(e) 2 .60 40 .1
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
CORE FIXED INCOME FUND
Class A shares
2024 $ 7 .95 $ 0 .25 $ 0 .60 $ 0 .85 ( $ 0 .27 ) ( $ 0 .27 ) $ 8 .53
2023 8 .19 0 .22 ( 0 .22 ) – ( 0 .24 ) ( 0 .24 ) 7 .95
2022 9 .95 0 .16 ( 1 .72 ) ( 1 .56 ) ( 0 .20 ) ( 0 .20 ) 8 .19
2021 10 .17 0 .13 ( 0 .16 ) ( 0 .03 ) ( 0 .19 ) ( 0 .19 ) 9 .95
2020 9 .78 0 .18 0 .43 0 .61 ( 0 .22 ) ( 0 .22 ) 10 .17
Class J shares
2024 7 .97 0 .26 0 .60 0 .86 ( 0 .28 ) ( 0 .28 ) 8 .55
2023 8 .21 0 .23 ( 0 .22 ) 0 .01 ( 0 .25 ) ( 0 .25 ) 7 .97
2022 9 .98 0 .17 ( 1 .72 ) ( 1 .55 ) ( 0 .22 ) ( 0 .22 ) 8 .21
2021 10 .19 0 .15 ( 0 .15 ) – ( 0 .21 ) ( 0 .21 ) 9 .98
2020 9 .81 0 .19 0 .43 0 .62 ( 0 .24 ) ( 0 .24 ) 10 .19
Institutional shares
2024 7 .98 0 .27 0 .60 0 .87 ( 0 .29 ) ( 0 .29 ) 8 .56
2023 8 .22 0 .24 ( 0 .21 ) 0 .03 ( 0 .27 ) ( 0 .27 ) 7 .98
2022 9 .99 0 .18 ( 1 .72 ) ( 1 .54 ) ( 0 .23 ) ( 0 .23 ) 8 .22
2021 10 .20 0 .16 ( 0 .15 ) 0 .01 ( 0 .22 ) ( 0 .22 ) 9 .99
2020 9 .81 0 .20 0 .44 0 .64 ( 0 .25 ) ( 0 .25 ) 10 .20
R-1 shares
2024 7 .98 0 .21 0 .60 0 .81 ( 0 .23 ) ( 0 .23 ) 8 .56
2023 8 .22 0 .18 ( 0 .22 ) ( 0 .04 ) ( 0 .20 ) ( 0 .20 ) 7 .98
2022 9 .99 0 .11 ( 1 .72 ) ( 1 .61 ) ( 0 .16 ) ( 0 .16 ) 8 .22
2021 10 .20 0 .08 ( 0 .15 ) ( 0 .07 ) ( 0 .14 ) ( 0 .14 ) 9 .99
2020 9 .82 0 .13 0 .42 0 .55 ( 0 .17 ) ( 0 .17 ) 10 .20

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
10 .76% (b) $ 207,573 0 .71% – % 2 .94% 13 .9%
( 0 .10 ) (b) 201,448 0 .79 – 2 .57 9 .9
( 15 .89 ) (b) ,(c) 199,804 0 .76 – 1 .71 13 .7
( 0 .18 ) (b) ,(c) 293,606 0 .78 – 1 .30 15 .8
6 .32 (b) 337,294 0 .82 – 1 .77 21 .0
10 .91 (b) 82,571 0 .55 (d) 0 .56 (e) 3 .11 13 .9
0 .04 (b) 79,226 0 .65 (d) 0 .67 (e) 2 .70 9 .9
( 15 .74 ) (b) 84,794 0 .62 (d) 0 .64 (e) 1 .85 13 .7
( 0 .05 ) (b) 114,866 0 .64 (d) 0 .66 (e) 1 .44 15 .8
6 .34 (b) 132,319 0 .68 (d) 0 .71 (e) 1 .91 21 .0
11 .01 542,411 0 .44 (f) – 3 .20 13 .9
0 .23 785,524 0 .46 (f) – 2 .90 9 .9
( 15 .60 ) 636,066 0 .47 (f) – 2 .00 13 .7
0 .06 770,550 0 .54 (f) – 1 .55 15 .8
6 .56 674,265 0 .58 (f) – 2 .02 21 .0
10 .15 5,783 1 .22 – 2 .43 13 .9
( 0 .56 ) 6,277 1 .26 – 2 .09 9 .9
( 16 .27 ) 7,203 1 .26 – 1 .20 13 .7
( 0 .69 ) 11,332 1 .29 – 0 .79 15 .8
5 .65 12,967 1 .33 – 1 .28 21 .0
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
CORE FIXED INCOME FUND
R-3 shares
2024 $ 8 .00 $ 0 .23 $ 0 .60 $ 0 .83 ( $ 0 .25 ) ( $ 0 .25 ) $ 8 .58
2023 8 .24 0 .20 ( 0 .21 ) ( 0 .01 ) ( 0 .23 ) ( 0 .23 ) 8 .00
2022 10 .01 0 .14 ( 1 .72 ) ( 1 .58 ) ( 0 .19 ) ( 0 .19 ) 8 .24
2021 10 .22 0 .11 ( 0 .15 ) ( 0 .04 ) ( 0 .17 ) ( 0 .17 ) 10 .01
2020 9 .83 0 .16 0 .43 0 .59 ( 0 .20 ) ( 0 .20 ) 10 .22
R-4 shares
2024 8 .00 0 .25 0 .60 0 .85 ( 0 .27 ) ( 0 .27 ) 8 .58
2023 8 .23 0 .22 ( 0 .21 ) 0 .01 ( 0 .24 ) ( 0 .24 ) 8 .00
2022 10 .00 0 .16 ( 1 .73 ) ( 1 .57 ) ( 0 .20 ) ( 0 .20 ) 8 .23
2021 10 .21 0 .13 ( 0 .15 ) ( 0 .02 ) ( 0 .19 ) ( 0 .19 ) 10 .00
2020 9 .83 0 .18 0 .42 0 .60 ( 0 .22 ) ( 0 .22 ) 10 .21
R-5 shares
2024 7 .97 0 .26 0 .60 0 .86 ( 0 .28 ) ( 0 .28 ) 8 .55
2023 8 .21 0 .23 ( 0 .21 ) 0 .02 ( 0 .26 ) ( 0 .26 ) 7 .97
2022 9 .98 0 .17 ( 1 .73 ) ( 1 .56 ) ( 0 .21 ) ( 0 .21 ) 8 .21
2021 10 .19 0 .14 ( 0 .15 ) ( 0 .01 ) ( 0 .20 ) ( 0 .20 ) 9 .98
2020 9 .81 0 .19 0 .42 0 .61 ( 0 .23 ) ( 0 .23 ) 10 .19
R-6 shares
2024 7 .97 0 .28 0 .60 0 .88 ( 0 .30 ) ( 0 .30 ) 8 .55
2023 8 .21 0 .25 ( 0 .21 ) 0 .04 ( 0 .28 ) ( 0 .28 ) 7 .97
2022 9 .98 0 .19 ( 1 .72 ) ( 1 .53 ) ( 0 .24 ) ( 0 .24 ) 8 .21
2021 10 .19 0 .17 ( 0 .15 ) 0 .02 ( 0 .23 ) ( 0 .23 ) 9 .98
2020 9 .80 0 .21 0 .44 0 .65 ( 0 .26 ) ( 0 .26 ) 10 .19

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
10 .47% $ 9,170 0 .91% 2 .74% 13 .9%
( 0 .25 ) 9,070 0 .95 2 .40 9 .9
( 15 .97 ) 10,025 0 .95 1 .52 13 .7
( 0 .38 ) 12,325 0 .98 1 .10 15 .8
6 .07 19,911 1 .02 1 .59 21 .0
10 .68 4,411 0 .72 2 .93 13 .9
0 .06 3,128 0 .76 2 .59 9 .9
( 15 .83 ) 10,822 0 .76 1 .71 13 .7
( 0 .19 ) 14,605 0 .79 1 .29 15 .8
6 .17 13,116 0 .83 1 .77 21 .0
10 .85 17,233 0 .60 3 .05 13 .9
0 .06 19,969 0 .64 2 .72 9 .9
( 15 .76 ) 18,198 0 .64 1 .81 13 .7
( 0 .07 ) 32,242 0 .67 1 .41 15 .8
6 .31 38,478 0 .71 1 .89 21 .0
11 .14 9,972,321 0 .34 3 .31 13 .9
0 .32 8,552,003 0 .38 2 .97 9 .9
( 15 .54 ) 8,288,998 0 .38 2 .10 13 .7
0 .18 9,159,603 0 .41 (b) 1 .67 15 .8
6 .69 8,278,200 0 .45 (b) 2 .15 21 .0
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
CORE PLUS BOND FUND
Class A shares
2024 $ 8 .51 $ 0 .35 $ 0 .55 $ 0 .90 ( $ 0 .34 ) $ – ( $ 0 .34 ) $ 9 .07
2023 8 .84 0 .29 ( 0 .35 ) ( 0 .06 ) ( 0 .27 ) – ( 0 .27 ) 8 .51
2022 10 .99 0 .20 ( 2 .05 ) ( 1 .85 ) ( 0 .17 ) ( 0 .13 ) ( 0 .30 ) 8 .84
2021 11 .57 0 .17 ( 0 .03 ) 0 .14 ( 0 .19 ) ( 0 .53 ) ( 0 .72 ) 10 .99
2020 11 .13 0 .24 0 .54 0 .78 ( 0 .34 ) – ( 0 .34 ) 11 .57
Class J shares
2024 8 .58 0 .35 0 .56 0 .91 ( 0 .34 ) – ( 0 .34 ) 9 .15
2023 8 .91 0 .28 ( 0 .35 ) ( 0 .07 ) ( 0 .26 ) – ( 0 .26 ) 8 .58
2022 11 .08 0 .20 ( 2 .07 ) ( 1 .87 ) ( 0 .17 ) ( 0 .13 ) ( 0 .30 ) 8 .91
2021 11 .66 0 .18 ( 0 .03 ) 0 .15 ( 0 .20 ) ( 0 .53 ) ( 0 .73 ) 11 .08
2020 11 .21 0 .25 0 .54 0 .79 ( 0 .34 ) – ( 0 .34 ) 11 .66
Institutional shares
2024 8 .51 0 .38 0 .54 0 .92 ( 0 .37 ) – ( 0 .37 ) 9 .06
2023 8 .84 0 .31 ( 0 .35 ) ( 0 .04 ) ( 0 .29 ) – ( 0 .29 ) 8 .51
2022 10 .98 0 .23 ( 2 .04 ) ( 1 .81 ) ( 0 .20 ) ( 0 .13 ) ( 0 .33 ) 8 .84
2021 11 .57 0 .21 ( 0 .04 ) 0 .17 ( 0 .23 ) ( 0 .53 ) ( 0 .76 ) 10 .98
2020 11 .13 0 .28 0 .53 0 .81 ( 0 .37 ) – ( 0 .37 ) 11 .57
R-1 shares
2024 8 .50 0 .30 0 .55 0 .85 ( 0 .30 ) – ( 0 .30 ) 9 .05
2023 8 .83 0 .24 ( 0 .35 ) ( 0 .11 ) ( 0 .22 ) – ( 0 .22 ) 8 .50
2022 10 .98 0 .15 ( 2 .05 ) ( 1 .90 ) ( 0 .12 ) ( 0 .13 ) ( 0 .25 ) 8 .83
2021 11 .56 0 .11 ( 0 .02 ) 0 .09 ( 0 .14 ) ( 0 .53 ) ( 0 .67 ) 10 .98
2020 11 .13 0 .19 0 .52 0 .71 ( 0 .28 ) – ( 0 .28 ) 11 .56

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
10 .68% (b) $ 64,346 0 .81% (c) – % 3 .83% 159 .6%
( 0 .83 ) (b) 65,589 0 .84 (c) – 3 .16 156 .0
( 17 .03 ) (b) 69,698 0 .84 (c) – 2 .04 160 .7
1 .24 (b) 94,268 0 .84 (c) – 1 .54 181 .5
6 .98 (b) ,(d) 100,498 0 .88 (c) – 2 .12 167 .0
10 .72 (b) 95,565 0 .80 (e) 0 .81 (f) 3 .85 159 .6
( 0 .93 ) (b) 94,195 0 .94 (e) 0 .98 (f) 3 .06 156 .0
( 17 .08 ) (b) 103,790 0 .85 (e) 0 .93 (f) 2 .04 160 .7
1 .25 (b) 142,242 0 .82 (e) 0 .91 (f) 1 .56 181 .5
7 .07 (b) ,(d) 155,238 0 .83 (e) 0 .92 (f) 2 .17 167 .0
10 .90 330,925 0 .51 (c) – 4 .14 159 .6
( 0 .44 ) (d) 330,432 0 .56 (c) – 3 .44 156 .0
( 16 .89 ) (d) 350,465 0 .56 (c) – 2 .34 160 .7
1 .54 (d) 398,554 0 .56 (c) – 1 .85 181 .5
7 .41 318,810 0 .57 (c) – 2 .44 167 .0
10 .01 2,927 1 .33 – 3 .33 159 .6
( 1 .36 ) 2,834 1 .38 (c) – 2 .61 156 .0
( 17 .50 ) 3,181 1 .38 (c) – 1 .51 160 .7
0 .71 3,719 1 .38 (c) – 1 .03 181 .5
6 .45 4,234 1 .38 (c) – 1 .65 167 .0
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(f) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
CORE PLUS BOND FUND
R-3 shares
2024 $ 8 .44 $ 0 .33 $ 0 .54 $ 0 .87 ( $ 0 .32 ) $ – ( $ 0 .32 ) $ 8 .99
2023 8 .77 0 .26 ( 0 .34 ) ( 0 .08 ) ( 0 .25 ) – ( 0 .25 ) 8 .44
2022 10 .91 0 .18 ( 2 .04 ) ( 1 .86 ) ( 0 .15 ) ( 0 .13 ) ( 0 .28 ) 8 .77
2021 11 .49 0 .15 ( 0 .03 ) 0 .12 ( 0 .17 ) ( 0 .53 ) ( 0 .70 ) 10 .91
2020 11 .06 0 .22 0 .52 0 .74 ( 0 .31 ) – ( 0 .31 ) 11 .49
R-4 shares
2024 8 .65 0 .35 0 .56 0 .91 ( 0 .34 ) – ( 0 .34 ) 9 .22
2023 8 .98 0 .29 ( 0 .36 ) ( 0 .07 ) ( 0 .26 ) – ( 0 .26 ) 8 .65
2022 11 .16 0 .20 ( 2 .08 ) ( 1 .88 ) ( 0 .17 ) ( 0 .13 ) ( 0 .30 ) 8 .98
2021 11 .74 0 .17 ( 0 .03 ) 0 .14 ( 0 .19 ) ( 0 .53 ) ( 0 .72 ) 11 .16
2020 11 .29 0 .25 0 .53 0 .78 ( 0 .33 ) – ( 0 .33 ) 11 .74
R-5 shares
2024 8 .46 0 .36 0 .53 0 .89 ( 0 .35 ) – ( 0 .35 ) 9 .00
2023 8 .78 0 .29 ( 0 .33 ) ( 0 .04 ) ( 0 .28 ) – ( 0 .28 ) 8 .46
2022 10 .92 0 .21 ( 2 .04 ) ( 1 .83 ) ( 0 .18 ) ( 0 .13 ) ( 0 .31 ) 8 .78
2021 11 .50 0 .18 ( 0 .03 ) 0 .15 ( 0 .20 ) ( 0 .53 ) ( 0 .73 ) 10 .92
2020 11 .07 0 .25 0 .53 0 .78 ( 0 .35 ) – ( 0 .35 ) 11 .50

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
10 .42% $ 13,628 1 .02% 3 .62% 159 .6%
( 1 .06 ) 14,967 1 .07 (b) 2 .93 156 .0
( 17 .25 ) 13,893 1 .07 (b) 1 .81 160 .7
1 .03 20,465 1 .07 (b) 1 .33 181 .5
6 .83 20,466 1 .07 (b) 1 .93 167 .0
10 .60 3,962 0 .83 3 .83 159 .6
( 0 .86 ) 4,425 0 .88 (b) 3 .11 156 .0
( 17 .08 ) 5,015 0 .88 (b) 2 .00 160 .7
1 .19 6,969 0 .88 (b) 1 .52 181 .5
7 .06 8,449 0 .88 (b) 2 .16 167 .0
10 .62 37,351 0 .71 3 .94 159 .6
( 0 .64 ) 37,949 0 .76 (b) 3 .24 156 .0
( 16 .98 ) 38,423 0 .76 (b) 2 .16 160 .7
1 .34 44,691 0 .76 (b) 1 .64 181 .5
7 .15 49,176 0 .76 (b) 2 .23 167 .0
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Tax Return
of Capital
Distribution
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED INCOME FUND
Class A shares
2024 $ 11 .26 $ 0 .73 $ 0 .71 $ 1 .44 ( $ 0 .74 ) $ – ( $ 0 .74 ) $ 11 .96
2023 11 .58 0 .70 ( 0 .35 ) 0 .35 ( 0 .67 ) – ( 0 .67 ) 11 .26
2022 13 .87 0 .55 ( 2 .27 ) ( 1 .72 ) ( 0 .56 ) ( 0 .01 ) ( 0 .57 ) 11 .58
2021 12 .57 0 .56 1 .32 1 .88 ( 0 .58 ) – ( 0 .58 ) 13 .87
2020 13 .72 0 .60 ( 1 .15 ) ( 0 .55 ) ( 0 .56 ) ( 0 .04 ) ( 0 .60 ) 12 .57
Class C shares
2024 11 .19 0 .64 0 .71 1 .35 ( 0 .65 ) – ( 0 .65 ) 11 .89
2023 11 .51 0 .61 ( 0 .35 ) 0 .26 ( 0 .58 ) – ( 0 .58 ) 11 .19
2022 13 .78 0 .45 ( 2 .25 ) ( 1 .80 ) ( 0 .47 ) – ( 0 .47 ) 11 .51
2021 12 .49 0 .47 1 .29 1 .76 ( 0 .47 ) – ( 0 .47 ) 13 .78
2020 13 .63 0 .50 ( 1 .14 ) ( 0 .64 ) ( 0 .47 ) ( 0 .03 ) ( 0 .50 ) 12 .49
Institutional shares
2024 11 .20 0 .76 0 .71 1 .47 ( 0 .78 ) – ( 0 .78 ) 11 .89
2023 11 .52 0 .74 ( 0 .35 ) 0 .39 ( 0 .71 ) – ( 0 .71 ) 11 .20
2022 13 .79 0 .59 ( 2 .24 ) ( 1 .65 ) ( 0 .61 ) ( 0 .01 ) ( 0 .62 ) 11 .52
2021 12 .50 0 .61 1 .31 1 .92 ( 0 .63 ) – ( 0 .63 ) 13 .79
2020 13 .66 0 .64 ( 1 .16 ) ( 0 .52 ) ( 0 .60 ) ( 0 .04 ) ( 0 .64 ) 12 .50
R-6 shares
2024 11 .19 0 .76 0 .71 1 .47 ( 0 .78 ) – ( 0 .78 ) 11 .88
2023 11 .51 0 .73 ( 0 .33 ) 0 .40 ( 0 .72 ) – ( 0 .72 ) 11 .19
2022 13 .78 0 .58 ( 2 .23 ) ( 1 .65 ) ( 0 .61 ) ( 0 .01 ) ( 0 .62 ) 11 .51
2021 12 .49 0 .62 1 .30 1 .92 ( 0 .63 ) – ( 0 .63 ) 13 .78
2020 13 .64 0 .64 ( 1 .15 ) ( 0 .51 ) ( 0 .60 ) ( 0 .04 ) ( 0 .64 ) 12 .49

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
13 .01% (b) $ 970,669 1 .02% (c) 6 .11% 86 .3%
2 .98 (b) 1,024,316 1 .03 (d) 5 .95 75 .1
( 12 .68 ) (b) 1,156,493 1 .01 (d) 4 .31 72 .1
15 .13 (b) 1,475,288 1 .02 (d) 4 .10 93 .6
( 4 .01 ) (b) ,(e) 1,246,664 1 .01 (d) 4 .69 79 .7
12 .25 (b) 130,856 1 .77 (c) 5 .38 86 .3
2 .18 (b) 168,004 1 .79 (d) 5 .17 75 .1
( 13 .30 ) (b) 269,493 1 .77 (d) 3 .50 72 .1
14 .24 (b) 469,597 1 .76 (d) 3 .48 93 .6
( 4 .71 ) (b) ,(e) 828,186 1 .77 (d) 3 .94 79 .7
13 .38 1,401,376 0 .69 (c) ,(d) 6 .43 86 .3
3 .36 1,341,117 0 .68 (d) 6 .30 75 .1
( 12 .31 ) 1,769,364 0 .68 (d) 4 .63 72 .1
15 .52 2,448,424 0 .68 (d) 4 .48 93 .6
( 3 .71 ) 2,686,381 0 .68 (d) 5 .03 79 .7
13 .40 104,439 0 .68 (c) ,(d) 6 .41 86 .3
3 .37 104,419 0 .67 (d) 6 .25 75 .1
( 12 .31 ) 43,433 0 .67 (d) 4 .49 72 .1
15 .54 101,194 0 .68 (d) 4 .54 93 .6
( 3 .70 ) (e) 133,451 0 .67 (d) 5 .04 79 .7
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(d) Reflects Manager's contractual expense limit.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED INTERNATIONAL FUND
Class A shares
2024 $ 11 .87 $ 0 .19 $ 2 .44 $ 2 .63 ( $ 0 .28 ) $ – ( $ 0 .28 ) $ 14 .22
2023 10 .77 0 .16 1 .01 1 .17 ( 0 .07 ) – ( 0 .07 ) 11 .87
2022 16 .33 0 .21 ( 3 .85 ) ( 3 .64 ) ( 0 .50 ) ( 1 .42 ) ( 1 .92 ) 10 .77
2021 12 .74 0 .18 3 .52 3 .70 ( 0 .11 ) – ( 0 .11 ) 16 .33
2020 12 .52 0 .11 0 .34 0 .45 ( 0 .23 ) – ( 0 .23 ) 12 .74
Class J shares
2024 11 .70 0 .21 2 .41 2 .62 ( 0 .30 ) – ( 0 .30 ) 14 .02
2023 10 .62 0 .17 1 .00 1 .17 ( 0 .09 ) – ( 0 .09 ) 11 .70
2022 16 .13 0 .22 ( 3 .79 ) ( 3 .57 ) ( 0 .52 ) ( 1 .42 ) ( 1 .94 ) 10 .62
2021 12 .58 0 .20 3 .48 3 .68 ( 0 .13 ) – ( 0 .13 ) 16 .13
2020 12 .37 0 .12 0 .34 0 .46 ( 0 .25 ) – ( 0 .25 ) 12 .58
Institutional shares
2024 11 .81 0 .23 2 .43 2 .66 ( 0 .33 ) – ( 0 .33 ) 14 .14
2023 10 .71 0 .21 1 .01 1 .22 ( 0 .12 ) – ( 0 .12 ) 11 .81
2022 16 .25 0 .25 ( 3 .82 ) ( 3 .57 ) ( 0 .55 ) ( 1 .42 ) ( 1 .97 ) 10 .71
2021 12 .68 0 .24 3 .49 3 .73 ( 0 .16 ) – ( 0 .16 ) 16 .25
2020 12 .47 0 .15 0 .34 0 .49 ( 0 .28 ) – ( 0 .28 ) 12 .68
R-1 shares
2024 11 .82 0 .14 2 .43 2 .57 ( 0 .23 ) – ( 0 .23 ) 14 .16
2023 10 .72 0 .11 1 .01 1 .12 ( 0 .02 ) – ( 0 .02 ) 11 .82
2022 16 .25 0 .15 ( 3 .83 ) ( 3 .68 ) ( 0 .43 ) ( 1 .42 ) ( 1 .85 ) 10 .72
2021 12 .68 0 .11 3 .52 3 .63 ( 0 .06 ) – ( 0 .06 ) 16 .25
2020 12 .46 0 .06 0 .33 0 .39 ( 0 .17 ) – ( 0 .17 ) 12 .68

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
22 .37% (b) $ 221,725 1 .18% (c) – % 1 .40% 35 .0%
10 .89 (b) 197,169 1 .29 (d) – 1 .28 42 .2
( 25 .02 ) (b) 193,894 1 .23 (d) – 1 .65 57 .0
29 .16 (b) 267,701 1 .18 – 1 .16 48 .7
3 .59 (b) 209,868 1 .20 (e) – 0 .90 45 .1
22 .60 (b) 151,958 1 .05 (c) ,(f) 1 .06 (g) 1 .54 35 .0
11 .01 (b) 133,313 1 .17 (d) ,(f) 1 .19 (g) 1 .41 42 .2
( 24 .93 ) (b) 125,792 1 .12 (d) ,(f) 1 .14 (g) 1 .76 57 .0
29 .35 (b) 178,815 1 .05 (f) 1 .08 (g) 1 .28 48 .7
3 .67 (b) 143,722 1 .09 (f) 1 .15 (g) 1 .01 45 .1
22 .79 197,038 0 .86 (c) ,(e) – 1 .67 35 .0
11 .40 388,034 0 .88 (d) ,(e) – 1 .70 42 .2
( 24 .77 ) 402,288 0 .88 (d) ,(e) – 1 .99 57 .0
29 .63 (h) 557,003 0 .85 (e) – 1 .50 48 .7
3 .86 (h) 400,116 0 .85 (e) – 1 .26 45 .1
21 .87 1,927 1 .63 (c) – 1 .01 35 .0
10 .45 1,870 1 .67 (d) – 0 .94 42 .2
( 25 .32 ) 2,144 1 .66 (d) – 1 .19 57 .0
28 .65 3,061 1 .63 – 0 .68 48 .7
3 .12 2,905 1 .61 (e) – 0 .47 45 .1
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(d) Includes 0.03% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(e) Reflects Manager's contractual expense limit.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED INTERNATIONAL FUND
R-3 shares
2024 $ 11 .84 $ 0 .18 $ 2 .43 $ 2 .61 ( $ 0 .28 ) $ – ( $ 0 .28 ) $ 14 .17
2023 10 .74 0 .15 1 .00 1 .15 ( 0 .05 ) – ( 0 .05 ) 11 .84
2022 16 .28 0 .19 ( 3 .83 ) ( 3 .64 ) ( 0 .48 ) ( 1 .42 ) ( 1 .90 ) 10 .74
2021 12 .70 0 .17 3 .51 3 .68 ( 0 .10 ) – ( 0 .10 ) 16 .28
2020 12 .49 0 .10 0 .33 0 .43 ( 0 .22 ) – ( 0 .22 ) 12 .70
R-4 shares
2024 12 .05 0 .20 2 .48 2 .68 ( 0 .29 ) – ( 0 .29 ) 14 .44
2023 10 .93 0 .18 1 .02 1 .20 ( 0 .08 ) – ( 0 .08 ) 12 .05
2022 16 .52 0 .22 ( 3 .89 ) ( 3 .67 ) ( 0 .50 ) ( 1 .42 ) ( 1 .92 ) 10 .93
2021 12 .88 0 .18 3 .57 3 .75 ( 0 .11 ) – ( 0 .11 ) 16 .52
2020 12 .66 0 .12 0 .34 0 .46 ( 0 .24 ) – ( 0 .24 ) 12 .88
R-5 shares
2024 12 .00 0 .22 2 .47 2 .69 ( 0 .31 ) – ( 0 .31 ) 14 .38
2023 10 .89 0 .18 1 .02 1 .20 ( 0 .09 ) – ( 0 .09 ) 12 .00
2022 16 .48 0 .23 ( 3 .88 ) ( 3 .65 ) ( 0 .52 ) ( 1 .42 ) ( 1 .94 ) 10 .89
2021 12 .85 0 .21 3 .56 3 .77 ( 0 .14 ) – ( 0 .14 ) 16 .48
2020 12 .64 0 .14 0 .33 0 .47 ( 0 .26 ) – ( 0 .26 ) 12 .85
R-6 shares
2024 11 .82 0 .25 2 .43 2 .68 ( 0 .35 ) – ( 0 .35 ) 14 .15
2023 10 .73 0 .22 1 .00 1 .22 ( 0 .13 ) – ( 0 .13 ) 11 .82
2022 16 .27 0 .26 ( 3 .82 ) ( 3 .56 ) ( 0 .56 ) ( 1 .42 ) ( 1 .98 ) 10 .73
2021 12 .69 0 .23 3 .52 3 .75 ( 0 .17 ) – ( 0 .17 ) 16 .27
2020 12 .48 0 .17 0 .34 0 .51 ( 0 .30 ) – ( 0 .30 ) 12 .69

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
22 .23% $ 10,274 1 .32% (b) 1 .27% 35 .0%
10 .77 9,612 1 .36 (c) 1 .19 42 .2
( 25 .09 ) 9,164 1 .35 (c) 1 .50 57 .0
29 .03 14,118 1 .32 1 .06 48 .7
3 .38 10,932 1 .30 (d) 0 .78 45 .1
22 .46 5,835 1 .13 (b) 1 .45 35 .0
10 .99 5,379 1 .17 (c) 1 .44 42 .2
( 24 .92 ) 6,467 1 .16 (c) 1 .69 57 .0
29 .21 10,683 1 .13 1 .15 48 .7
3 .65 10,680 1 .11 (d) 0 .98 45 .1
22 .63 18,466 1 .01 (b) 1 .57 35 .0
11 .10 17,975 1 .05 (c) 1 .49 42 .2
( 24 .85 ) 23,589 1 .04 (c) 1 .76 57 .0
29 .41 41,789 1 .01 1 .35 48 .7
3 .72 32,242 0 .99 (d) 1 .11 45 .1
22 .89 6,157,664 0 .76 (b) 1 .80 35 .0
11 .40 3,725,314 0 .79 (c) ,(d) 1 .78 42 .2
( 24 .66 ) 3,254,802 0 .78 (c) ,(d) 2 .08 57 .0
29 .71 4,491,999 0 .74 (d) 1 .51 48 .7
4 .03 10,370,769 0 .73 (d) 1 .38 45 .1
(a) Calculated based on average shares outstanding during the period.
(b) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(c) Includes 0.03% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(d) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
EQUITY INCOME FUND
Class A shares
2024 $ 33 .09 $ 0 .66 $ 10 .18 $ 10 .84 ( $ 0 .63 ) ( $ 0 .26 ) ( $ 0 .89 ) $ 43 .04
2023 35 .30 0 .69 ( 0 .88 ) ( 0 .19 ) ( 0 .67 ) ( 1 .35 ) ( 2 .02 ) 33 .09
2022 41 .63 0 .56 ( 4 .79 ) ( 4 .23 ) ( 0 .49 ) ( 1 .61 ) ( 2 .10 ) 35 .30
2021 30 .66 0 .51 10 .94 11 .45 ( 0 .48 ) – ( 0 .48 ) 41 .63
2020 33 .25 0 .55 ( 1 .68 ) ( 1 .13 ) ( 0 .51 ) ( 0 .95 ) ( 1 .46 ) 30 .66
Class C shares
2024 32 .04 0 .36 9 .84 10 .20 ( 0 .34 ) ( 0 .26 ) ( 0 .60 ) 41 .64
2023 34 .23 0 .41 ( 0 .85 ) ( 0 .44 ) ( 0 .40 ) ( 1 .35 ) ( 1 .75 ) 32 .04
2022 40 .42 0 .26 ( 4 .63 ) ( 4 .37 ) ( 0 .21 ) ( 1 .61 ) ( 1 .82 ) 34 .23
2021 29 .78 0 .22 10 .62 10 .84 ( 0 .20 ) – ( 0 .20 ) 40 .42
2020 32 .33 0 .31 ( 1 .62 ) ( 1 .31 ) ( 0 .29 ) ( 0 .95 ) ( 1 .24 ) 29 .78
Class J shares
2024 33 .13 0 .71 10 .20 10 .91 ( 0 .68 ) ( 0 .26 ) ( 0 .94 ) 43 .10
2023 35 .34 0 .73 ( 0 .89 ) ( 0 .16 ) ( 0 .70 ) ( 1 .35 ) ( 2 .05 ) 33 .13
2022 41 .68 0 .60 ( 4 .80 ) ( 4 .20 ) ( 0 .53 ) ( 1 .61 ) ( 2 .14 ) 35 .34
2021 30 .70 0 .55 10 .94 11 .49 ( 0 .51 ) – ( 0 .51 ) 41 .68
2020 33 .29 0 .57 ( 1 .69 ) ( 1 .12 ) ( 0 .52 ) ( 0 .95 ) ( 1 .47 ) 30 .70
Institutional shares
2024 33 .14 0 .80 10 .20 11 .00 ( 0 .77 ) ( 0 .26 ) ( 1 .03 ) 43 .11
2023 35 .36 0 .82 ( 0 .89 ) ( 0 .07 ) ( 0 .80 ) ( 1 .35 ) ( 2 .15 ) 33 .14
2022 41 .69 0 .69 ( 4 .79 ) ( 4 .10 ) ( 0 .62 ) ( 1 .61 ) ( 2 .23 ) 35 .36
2021 30 .71 0 .64 10 .95 11 .59 ( 0 .61 ) – ( 0 .61 ) 41 .69
2020 33 .31 0 .66 ( 1 .68 ) ( 1 .02 ) ( 0 .63 ) ( 0 .95 ) ( 1 .58 ) 30 .71

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
33 .11% (b) $ 1,296,060 0 .85% – % 1 .68% 16 .3%
( 0 .83 ) (b) 1,078,315 0 .87 – 1 .96 13 .3
( 10 .64 ) (b) 1,176,246 0 .86 – 1 .48 16 .9
37 .51 (b) 1,424,668 0 .86 – 1 .33 22 .0
( 3 .49 ) (b) 1,049,990 0 .88 – 1 .79 16 .9
32 .10 (b) 74,647 1 .62 – 0 .94 16 .3
( 1 .59 ) (b) 72,774 1 .65 – 1 .20 13 .3
( 11 .33 ) (b) ,(c) 97,145 1 .62 – 0 .72 16 .9
36 .49 (b) ,(c) 125,768 1 .61 – 0 .61 22 .0
( 4 .23 ) (b) 120,112 1 .63 – 1 .05 16 .9
33 .27 (b) 89,080 0 .74 (d) 0 .75 (e) 1 .79 16 .3
( 0 .75 ) (b) 70,291 0 .79 (d) 0 .81 (e) 2 .05 13 .3
( 10 .55 ) (b) 76,630 0 .77 (d) 0 .79 (e) 1 .58 16 .9
37 .60 (b) 86,651 0 .77 (d) 0 .79 (e) 1 .42 22 .0
( 3 .44 ) (b) 61,063 0 .82 (d) 0 .85 (e) 1 .84 16 .9
33 .55 7,405,320 0 .52 (f) – 2 .01 16 .3
( 0 .50 ) 6,448,013 0 .52 (f) – 2 .32 13 .3
( 10 .32 ) (c) 7,731,338 0 .52 (f) – 1 .82 16 .9
37 .97 (c) 9,001,763 0 .52 (f) – 1 .68 22 .0
( 3 .14 ) 6,372,962 0 .52 (f) – 2 .14 16 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
EQUITY INCOME FUND
R-1 shares
2024 $ 32 .95 $ 0 .47 $ 10 .11 $ 10 .58 ( $ 0 .38 ) ( $ 0 .26 ) ( $ 0 .64 ) $ 42 .89
2023 35 .14 0 .52 ( 0 .89 ) ( 0 .37 ) ( 0 .47 ) ( 1 .35 ) ( 1 .82 ) 32 .95
2022 41 .43 0 .36 ( 4 .76 ) ( 4 .40 ) ( 0 .28 ) ( 1 .61 ) ( 1 .89 ) 35 .14
2021 30 .52 0 .31 10 .88 11 .19 ( 0 .28 ) – ( 0 .28 ) 41 .43
2020 33 .10 0 .39 ( 1 .66 ) ( 1 .27 ) ( 0 .36 ) ( 0 .95 ) ( 1 .31 ) 30 .52
R-3 shares
2024 32 .97 0 .57 10 .14 10 .71 ( 0 .55 ) ( 0 .26 ) ( 0 .81 ) 42 .87
2023 35 .18 0 .62 ( 0 .88 ) ( 0 .26 ) ( 0 .60 ) ( 1 .35 ) ( 1 .95 ) 32 .97
2022 41 .49 0 .48 ( 4 .77 ) ( 4 .29 ) ( 0 .41 ) ( 1 .61 ) ( 2 .02 ) 35 .18
2021 30 .56 0 .43 10 .90 11 .33 ( 0 .40 ) – ( 0 .40 ) 41 .49
2020 33 .14 0 .49 ( 1 .67 ) ( 1 .18 ) ( 0 .45 ) ( 0 .95 ) ( 1 .40 ) 30 .56
R-4 shares
2024 33 .05 0 .65 10 .16 10 .81 ( 0 .62 ) ( 0 .26 ) ( 0 .88 ) 42 .98
2023 35 .26 0 .69 ( 0 .89 ) ( 0 .20 ) ( 0 .66 ) ( 1 .35 ) ( 2 .01 ) 33 .05
2022 41 .58 0 .55 ( 4 .78 ) ( 4 .23 ) ( 0 .48 ) ( 1 .61 ) ( 2 .09 ) 35 .26
2021 30 .62 0 .50 10 .93 11 .43 ( 0 .47 ) – ( 0 .47 ) 41 .58
2020 33 .21 0 .54 ( 1 .67 ) ( 1 .13 ) ( 0 .51 ) ( 0 .95 ) ( 1 .46 ) 30 .62
R-5 shares
2024 33 .10 0 .71 10 .17 10 .88 ( 0 .67 ) ( 0 .26 ) ( 0 .93 ) 43 .05
2023 35 .31 0 .73 ( 0 .88 ) ( 0 .15 ) ( 0 .71 ) ( 1 .35 ) ( 2 .06 ) 33 .10
2022 41 .64 0 .60 ( 4 .79 ) ( 4 .19 ) ( 0 .53 ) ( 1 .61 ) ( 2 .14 ) 35 .31
2021 30 .67 0 .55 10 .93 11 .48 ( 0 .51 ) – ( 0 .51 ) 41 .64
2020 33 .26 0 .58 ( 1 .67 ) ( 1 .09 ) ( 0 .55 ) ( 0 .95 ) ( 1 .50 ) 30 .67

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
32 .38% $ 917 1 .39% 1 .20% 16 .3%
( 1 .34 ) 1,109 1 .39 1 .46 13 .3
( 11 .09 ) 1,942 1 .39 0 .96 16 .9
36 .76 2,957 1 .38 0 .80 22 .0
( 3 .99 ) 2,424 1 .39 1 .27 16 .9
32 .79 29,118 1 .08 1 .46 16 .3
( 1 .05 ) 25,777 1 .08 1 .77 13 .3
( 10 .81 ) 30,045 1 .08 1 .27 16 .9
37 .21 33,754 1 .07 1 .12 22 .0
( 3 .68 ) 24,058 1 .08 1 .59 16 .9
33 .05 28,349 0 .89 1 .63 16 .3
( 0 .85 ) 21,869 0 .89 1 .95 13 .3
( 10 .65 ) 27,590 0 .89 1 .45 16 .9
37 .48 32,675 0 .88 1 .30 22 .0
( 3 .50 ) 28,701 0 .89 1 .76 16 .9
33 .21 129,846 0 .77 1 .80 16 .3
( 0 .73 ) 127,806 0 .77 2 .07 13 .3
( 10 .54 ) 147,468 0 .77 1 .57 16 .9
37 .62 179,232 0 .76 1 .43 22 .0
( 3 .37 ) 129,146 0 .77 1 .89 16 .9
(a) Calculated based on average shares outstanding during the period.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset
Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Tax Return
of Capital
Distribution
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
FINISTERRE EMERGING MARKETS TOTAL RETURN BOND FUND
Institutional shares
2024 $ 8 .25 $ 0 .72 $ 0 .61 $ 1 .33 ( $ 0 .65 ) $ – $ – ( $ 0 .65 ) $ 8 .93
2023 7 .92 0 .61 0 .26 0 .87 ( 0 .54 ) – – ( 0 .54 ) 8 .25
2022 10 .28 0 .49 ( 2 .21 ) ( 1 .72 ) ( 0 .64 ) – – ( 0 .64 ) 7 .92
2021 10 .24 0 .39 0 .07 0 .46 ( 0 .29 ) ( 0 .09 ) ( 0 .04 ) ( 0 .42 ) 10 .28
2020 10 .51 0 .39 ( 0 .09 ) 0 .30 ( 0 .40 ) ( 0 .17 ) – ( 0 .57 ) 10 .24

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
16 .48% $ 660,597 0 .85% (b) 8 .18% 172 .3%
10 .97 447,683 0 .85 (b) 7 .02 139 .8
( 17 .17 ) 378,572 0 .84 (b) 5 .24 117 .4
4 .47 770,197 0 .85 (b) 3 .69 170 .3
2 .90 226,511 0 .85 (b) 3 .78 285 .3
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
GLOBAL EMERGING MARKETS FUND
Class A shares
2024 $ 22 .69 $ 0 .27 $ 4 .36 $ 4 .63 ( $ 0 .45 ) $ – ( $ 0 .45 ) $ 26 .87
2023 20 .06 0 .28 2 .59 2 .87 ( 0 .24 ) – ( 0 .24 ) 22 .69
2022 31 .87 0 .37 ( 10 .12 ) ( 9 .75 ) ( 0 .31 ) ( 1 .75 ) ( 2 .06 ) 20 .06
2021 26 .98 0 .20 4 .73 4 .93 ( 0 .04 ) – ( 0 .04 ) 31 .87
2020 25 .02 0 .13 2 .55 2 .68 ( 0 .44 ) ( 0 .28 ) ( 0 .72 ) 26 .98
Class J shares
2024 21 .72 0 .30 4 .17 4 .47 ( 0 .49 ) – ( 0 .49 ) 25 .70
2023 19 .23 0 .30 2 .47 2 .77 ( 0 .28 ) – ( 0 .28 ) 21 .72
2022 30 .64 0 .38 ( 9 .67 ) ( 9 .29 ) ( 0 .37 ) ( 1 .75 ) ( 2 .12 ) 19 .23
2021 25 .94 0 .25 4 .53 4 .78 ( 0 .08 ) – ( 0 .08 ) 30 .64
2020 24 .09 0 .17 2 .45 2 .62 ( 0 .49 ) ( 0 .28 ) ( 0 .77 ) 25 .94
Institutional shares
2024 22 .44 0 .22 4 .45 4 .67 ( 0 .54 ) – ( 0 .54 ) 26 .57
2023 19 .86 0 .36 2 .54 2 .90 ( 0 .32 ) – ( 0 .32 ) 22 .44
2022 31 .58 0 .47 ( 10 .01 ) ( 9 .54 ) ( 0 .43 ) ( 1 .75 ) ( 2 .18 ) 19 .86
2021 26 .72 0 .32 4 .66 4 .98 ( 0 .12 ) – ( 0 .12 ) 31 .58
2020 24 .78 0 .22 2 .54 2 .76 ( 0 .54 ) ( 0 .28 ) ( 0 .82 ) 26 .72
R-1 shares
2024 22 .27 0 .15 4 .28 4 .43 ( 0 .33 ) – ( 0 .33 ) 26 .37
2023 19 .70 0 .16 2 .55 2 .71 ( 0 .14 ) – ( 0 .14 ) 22 .27
2022 31 .32 0 .24 ( 9 .93 ) ( 9 .69 ) ( 0 .18 ) ( 1 .75 ) ( 1 .93 ) 19 .70
2021 26 .60 0 .06 4 .66 4 .72 – – – 31 .32
2020 24 .66 0 .02 2 .50 2 .52 ( 0 .30 ) ( 0 .28 ) ( 0 .58 ) 26 .60

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
20 .63% (b) $ 67,819 1 .46% (c) ,(d) – % 1 .06% 28 .5%
14 .33 (b) 63,629 1 .47 (c) – 1 .20 32 .4
( 32 .46 ) (b) 60,893 1 .55 (c) – 1 .44 34 .7
18 .27 (b) 91,585 1 .56 (c) ,(d) – 0 .63 43 .9
10 .84 (b) ,(e) 76,952 1 .55 (c) – 0 .55 53 .9
20 .84 (b) 71,586 1 .31 (d) ,(f) 1 .45 (g) 1 .22 28 .5
14 .46 (b) 65,679 1 .31 (f) 1 .59 (g) 1 .35 32 .4
( 32 .31 ) (b) 61,730 1 .37 (f) 1 .52 (g) 1 .58 34 .7
18 .46 (b) 99,899 1 .38 (d) ,(f) 1 .48 (g) 0 .80 43 .9
11 .01 (b) ,(e) 89,271 1 .37 (f) 1 .62 (g) 0 .73 53 .9
21 .07 31,746 1 .11 (c) ,(d) – 0 .89 28 .5
14 .66 67,145 1 .12 (c) – 1 .54 32 .4
( 32 .20 ) 60,449 1 .20 (c) – 1 .90 34 .7
18 .66 73,485 1 .21 (c) ,(d) – 0 .98 43 .9
11 .21 (e) ,(h) 62,738 1 .20 (c) – 0 .90 53 .9
20 .03 1,241 1 .94 (d) – 0 .61 28 .5
13 .75 1,081 1 .97 – 0 .70 32 .4
( 32 .73 ) 1,114 2 .00 – 0 .97 34 .7
17 .74 1,702 1 .99 (d) – 0 .20 43 .9
10 .29 (e) 1,458 2 .02 (c) – 0 .06 53 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(e) During the fiscal year ending October 31, 2020, the Fund experienced a significant one time gain of approximately $0.11/share as a result of a settlement in a litigation proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
GLOBAL EMERGING MARKETS FUND
R-3 shares
2024 $ 22 .37 $ 0 .22 $ 4 .31 $ 4 .53 ( $ 0 .41 ) $ – ( $ 0 .41 ) $ 26 .49
2023 19 .79 0 .23 2 .56 2 .79 ( 0 .21 ) – ( 0 .21 ) 22 .37
2022 31 .46 0 .31 ( 9 .96 ) ( 9 .65 ) ( 0 .27 ) ( 1 .75 ) ( 2 .02 ) 19 .79
2021 26 .64 0 .17 4 .65 4 .82 – – – 31 .46
2020 24 .72 0 .09 2 .52 2 .61 ( 0 .41 ) ( 0 .28 ) ( 0 .69 ) 26 .64
R-4 shares
2024 22 .54 0 .28 4 .33 4 .61 ( 0 .43 ) – ( 0 .43 ) 26 .72
2023 19 .94 0 .28 2 .56 2 .84 ( 0 .24 ) – ( 0 .24 ) 22 .54
2022 31 .69 0 .38 ( 10 .05 ) ( 9 .67 ) ( 0 .33 ) ( 1 .75 ) ( 2 .08 ) 19 .94
2021 26 .82 0 .22 4 .69 4 .91 ( 0 .04 ) – ( 0 .04 ) 31 .69
2020 24 .84 0 .14 2 .54 2 .68 ( 0 .42 ) ( 0 .28 ) ( 0 .70 ) 26 .82
R-5 shares
2024 22 .52 0 .30 4 .34 4 .64 ( 0 .44 ) – ( 0 .44 ) 26 .72
2023 19 .93 0 .31 2 .56 2 .87 ( 0 .28 ) – ( 0 .28 ) 22 .52
2022 31 .66 0 .40 ( 10 .02 ) ( 9 .62 ) ( 0 .36 ) ( 1 .75 ) ( 2 .11 ) 19 .93
2021 26 .79 0 .26 4 .69 4 .95 ( 0 .08 ) – ( 0 .08 ) 31 .66
2020 24 .84 0 .17 2 .54 2 .71 ( 0 .48 ) ( 0 .28 ) ( 0 .76 ) 26 .79
R-6 shares
2024 22 .47 0 .14 4 .56 4 .70 ( 0 .55 ) – ( 0 .55 ) 26 .62
2023 19 .88 0 .35 2 .58 2 .93 ( 0 .34 ) – ( 0 .34 ) 22 .47
2022 31 .60 0 .44 ( 9 .95 ) ( 9 .51 ) ( 0 .46 ) ( 1 .75 ) ( 2 .21 ) 19 .88
2021 26 .74 0 .36 4 .65 5 .01 ( 0 .15 ) – ( 0 .15 ) 31 .60
2020 24 .79 0 .26 2 .52 2 .78 ( 0 .55 ) ( 0 .28 ) ( 0 .83 ) 26 .74

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
20 .45% $ 3,762 1 .63% (b) 0 .88% 28 .5%
14 .10 4,132 1 .66 1 .00 32 .4
( 32 .54 ) 3,733 1 .69 1 .23 34 .7
18 .09 6,358 1 .68 (b) 0 .53 43 .9
10 .67 (c) 5,693 1 .71 (d) 0 .39 53 .9
20 .66 1,810 1 .44 (b) 1 .09 28 .5
14 .29 2,099 1 .47 1 .19 32 .4
( 32 .40 ) 2,335 1 .50 1 .51 34 .7
18 .32 3,585 1 .49 (b) 0 .69 43 .9
10 .85 (c) ,(e) 3,184 1 .52 (d) 0 .56 53 .9
20 .81 3,027 1 .32 (b) 1 .20 28 .5
14 .42 4,691 1 .35 1 .32 32 .4
( 32 .32 ) 4,563 1 .38 1 .60 34 .7
18 .48 8,234 1 .37 (b) 0 .79 43 .9
10 .98 (c) ,(e) 8,537 1 .40 (d) 0 .68 53 .9
21 .16 2,240,199 1 .02 (b) ,(d) 0 .51 28 .5
14 .81 3,961 1 .04 (d) 1 .51 32 .4
( 32 .14 ) (e) 2,165 1 .09 (d) 1 .71 34 .7
18 .79 (e) 4,121 1 .10 (b) ,(d) 1 .12 43 .9
11 .31 (c) ,(e) 3,086 1 .09 (d) 1 .07 53 .9
(a) Calculated based on average shares outstanding during the period.
(b) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(c) During the fiscal year ending October 31, 2020, the Fund experienced a significant one time gain of approximately $0.11/share as a result of a settlement in a litigation proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.
(d) Reflects Manager's contractual expense limit.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
GLOBAL REAL ESTATE SECURITIES FUND
Class A shares
2024 $ 7 .25 $ 0 .16 $ 1 .83 $ 1 .99 ( $ 0 .20 ) $ – ( $ 0 .20 ) $ 9 .04
2023 7 .69 0 .16 ( 0 .54 ) ( 0 .38 ) ( 0 .06 ) – ( 0 .06 ) 7 .25
2022 10 .83 0 .14 ( 3 .03 ) ( 2 .89 ) ( 0 .21 ) ( 0 .04 ) ( 0 .25 ) 7 .69
2021 7 .98 0 .12 2 .80 2 .92 ( 0 .07 ) – ( 0 .07 ) 10 .83
2020 10 .11 0 .13 ( 1 .83 ) ( 1 .70 ) ( 0 .12 ) ( 0 .31 ) ( 0 .43 ) 7 .98
Institutional shares
2024 7 .90 0 .21 1 .99 2 .20 ( 0 .24 ) – ( 0 .24 ) 9 .86
2023 8 .37 0 .21 ( 0 .58 ) ( 0 .37 ) ( 0 .10 ) – ( 0 .10 ) 7 .90
2022 11 .76 0 .19 ( 3 .30 ) ( 3 .11 ) ( 0 .24 ) ( 0 .04 ) ( 0 .28 ) 8 .37
2021 8 .64 0 .16 3 .04 3 .20 ( 0 .08 ) – ( 0 .08 ) 11 .76
2020 10 .90 0 .17 ( 1 .97 ) ( 1 .80 ) ( 0 .15 ) ( 0 .31 ) ( 0 .46 ) 8 .64
R-3 shares
2024 7 .84 0 .15 2 .00 2 .15 ( 0 .21 ) – ( 0 .21 ) 9 .78
2023 8 .31 0 .16 ( 0 .58 ) ( 0 .42 ) ( 0 .05 ) – ( 0 .05 ) 7 .84
2022 11 .68 0 .13 ( 3 .26 ) ( 3 .13 ) ( 0 .20 ) ( 0 .04 ) ( 0 .24 ) 8 .31
2021 8 .61 0 .12 3 .02 3 .14 ( 0 .07 ) – ( 0 .07 ) 11 .68
2020 10 .88 0 .13 ( 1 .97 ) ( 1 .84 ) ( 0 .12 ) ( 0 .31 ) ( 0 .43 ) 8 .61
R-4 shares
2024 7 .86 0 .18 1 .99 2 .17 ( 0 .22 ) – ( 0 .22 ) 9 .81
2023 8 .33 0 .18 ( 0 .59 ) ( 0 .41 ) ( 0 .06 ) – ( 0 .06 ) 7 .86
2022 11 .70 0 .15 ( 3 .27 ) ( 3 .12 ) ( 0 .21 ) ( 0 .04 ) ( 0 .25 ) 8 .33
2021 8 .61 0 .13 3 .03 3 .16 ( 0 .07 ) – ( 0 .07 ) 11 .70
2020 10 .88 0 .13 ( 1 .96 ) ( 1 .83 ) ( 0 .13 ) ( 0 .31 ) ( 0 .44 ) 8 .61
R-5 shares
2024 7 .87 0 .20 1 .99 2 .19 ( 0 .23 ) – ( 0 .23 ) 9 .83
2023 8 .35 0 .19 ( 0 .59 ) ( 0 .40 ) ( 0 .08 ) – ( 0 .08 ) 7 .87
2022 11 .74 0 .18 ( 3 .28 ) ( 3 .10 ) ( 0 .25 ) ( 0 .04 ) ( 0 .29 ) 8 .35
2021 8 .64 0 .14 3 .03 3 .17 ( 0 .07 ) – ( 0 .07 ) 11 .74
2020 10 .90 0 .14 ( 1 .95 ) ( 1 .81 ) ( 0 .14 ) ( 0 .31 ) ( 0 .45 ) 8 .64
R-6 shares
2024 7 .91 0 .22 1 .99 2 .21 ( 0 .25 ) – ( 0 .25 ) 9 .87
2023 8 .38 0 .22 ( 0 .59 ) ( 0 .37 ) ( 0 .10 ) – ( 0 .10 ) 7 .91
2022 11 .77 0 .19 ( 3 .29 ) ( 3 .10 ) ( 0 .25 ) ( 0 .04 ) ( 0 .29 ) 8 .38
2021 8 .64 0 .17 3 .04 3 .21 ( 0 .08 ) – ( 0 .08 ) 11 .77
2020 10 .90 0 .18 ( 1 .98 ) ( 1 .80 ) ( 0 .15 ) ( 0 .31 ) ( 0 .46 ) 8 .64

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
27 .66% (b) $ 58,008 1 .33% (c) 1 .95% 27 .5%
( 4 .98 ) (b) 55,011 1 .36 2 .01 24 .3
( 27 .34 ) (b) 82,943 1 .31 1 .45 16 .8
36 .76 (b) 112,900 1 .29 1 .22 25 .9
( 17 .41 ) (b) 83,680 1 .33 1 .48 41 .7
28 .08 1,044,659 0 .95 (c) ,(d) 2 .33 27 .5
( 4 .54 ) 1,090,278 0 .94 (d) 2 .43 24 .3
( 27 .10 ) 1,422,719 0 .94 (d) 1 .79 16 .8
37 .21 2,394,983 0 .94 (d) 1 .53 25 .9
( 17 .09 ) 1,587,908 0 .94 (d) 1 .87 41 .7
27 .53 1,846 1 .46 (c) 1 .62 27 .5
( 5 .13 ) 724 1 .45 1 .88 24 .3
( 27 .40 ) 578 1 .45 1 .27 16 .8
36 .57 544 1 .44 1 .11 25 .9
( 17 .51 ) 379 1 .44 1 .36 41 .7
27 .73 693 1 .27 (c) 2 .01 27 .5
( 4 .94 ) 612 1 .26 2 .11 24 .3
( 27 .25 ) 554 1 .26 1 .48 16 .8
36 .87 852 1 .25 1 .25 25 .9
( 17 .37 ) 581 1 .25 1 .45 41 .7
27 .97 8,510 1 .15 (c) 2 .13 27 .5
( 4 .84 ) 6,431 1 .14 2 .24 24 .3
( 27 .13 ) 5,935 1 .14 1 .79 16 .8
36 .91 353 1 .13 1 .27 25 .9
( 17 .22 ) 199 1 .13 1 .57 41 .7
28 .27 (e) 721,279 0 .90 (c) 2 .39 27 .5
( 4 .59 ) (e) 650,870 0 .89 2 .47 24 .3
( 27 .02 ) 707,703 0 .88 (d) 1 .84 16 .8
37 .35 1,585,562 0 .87 (d) 1 .59 25 .9
( 17 .06 ) 1,039,109 0 .88 (d) 1 .92 41 .7
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Includes 0.01% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit.
(d) Reflects Manager's contractual expense limit.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
GOVERNMENT & HIGH QUALITY BOND FUND
Class A shares
2024 $ 8 .26 $ 0 .24 $ 0 .64 $ 0 .88 ( $ 0 .25 ) ( $ 0 .25 ) $ 8 .89
2023 8 .62 0 .20 ( 0 .33 ) ( 0 .13 ) ( 0 .23 ) ( 0 .23 ) 8 .26
2022 10 .32 0 .09 ( 1 .66 ) ( 1 .57 ) ( 0 .13 ) ( 0 .13 ) 8 .62
2021 10 .59 0 .03 ( 0 .18 ) ( 0 .15 ) ( 0 .12 ) ( 0 .12 ) 10 .32
2020 10 .52 0 .15 0 .14 0 .29 ( 0 .22 ) ( 0 .22 ) 10 .59
Class J shares
2024 8 .28 0 .24 0 .64 0 .88 ( 0 .24 ) ( 0 .24 ) 8 .92
2023 8 .64 0 .20 ( 0 .34 ) ( 0 .14 ) ( 0 .22 ) ( 0 .22 ) 8 .28
2022 10 .35 0 .09 ( 1 .68 ) ( 1 .59 ) ( 0 .12 ) ( 0 .12 ) 8 .64
2021 10 .62 0 .03 ( 0 .19 ) ( 0 .16 ) ( 0 .11 ) ( 0 .11 ) 10 .35
2020 10 .55 0 .15 0 .14 0 .29 ( 0 .22 ) ( 0 .22 ) 10 .62
Institutional shares
2024 8 .28 0 .27 0 .63 0 .90 ( 0 .27 ) ( 0 .27 ) 8 .91
2023 8 .63 0 .23 ( 0 .32 ) ( 0 .09 ) ( 0 .26 ) ( 0 .26 ) 8 .28
2022 10 .34 0 .11 ( 1 .67 ) ( 1 .56 ) ( 0 .15 ) ( 0 .15 ) 8 .63
2021 10 .61 0 .06 ( 0 .19 ) ( 0 .13 ) ( 0 .14 ) ( 0 .14 ) 10 .34
2020 10 .54 0 .18 0 .14 0 .32 ( 0 .25 ) ( 0 .25 ) 10 .61
R-1 shares
2024 8 .27 0 .20 0 .64 0 .84 ( 0 .21 ) ( 0 .21 ) 8 .90
2023 8 .64 0 .16 ( 0 .34 ) ( 0 .18 ) ( 0 .19 ) ( 0 .19 ) 8 .27
2022 10 .34 0 .04 ( 1 .66 ) ( 1 .62 ) ( 0 .08 ) ( 0 .08 ) 8 .64
2021 10 .62 ( 0 .02 ) ( 0 .20 ) ( 0 .22 ) ( 0 .06 ) ( 0 .06 ) 10 .34
2020 10 .55 0 .10 0 .14 0 .24 ( 0 .17 ) ( 0 .17 ) 10 .62
R-3 shares
2024 8 .28 0 .23 0 .64 0 .87 ( 0 .23 ) ( 0 .23 ) 8 .92
2023 8 .64 0 .19 ( 0 .33 ) ( 0 .14 ) ( 0 .22 ) ( 0 .22 ) 8 .28
2022 10 .34 0 .07 ( 1 .66 ) ( 1 .59 ) ( 0 .11 ) ( 0 .11 ) 8 .64
2021 10 .62 0 .01 ( 0 .19 ) ( 0 .18 ) ( 0 .10 ) ( 0 .10 ) 10 .34
2020 10 .55 0 .14 0 .13 0 .27 ( 0 .20 ) ( 0 .20 ) 10 .62
R-4 shares
2024 8 .29 0 .24 0 .65 0 .89 ( 0 .25 ) ( 0 .25 ) 8 .93
2023 8 .64 0 .21 ( 0 .32 ) ( 0 .11 ) ( 0 .24 ) ( 0 .24 ) 8 .29
2022 10 .35 0 .09 ( 1 .68 ) ( 1 .59 ) ( 0 .12 ) ( 0 .12 ) 8 .64
2021 10 .62 0 .03 ( 0 .18 ) ( 0 .15 ) ( 0 .12 ) ( 0 .12 ) 10 .35
2020 10 .55 0 .16 0 .13 0 .29 ( 0 .22 ) ( 0 .22 ) 10 .62
R-5 shares
2024 8 .29 0 .25 0 .64 0 .89 ( 0 .26 ) ( 0 .26 ) 8 .92
2023 8 .64 0 .22 ( 0 .32 ) ( 0 .10 ) ( 0 .25 ) ( 0 .25 ) 8 .29
2022 10 .35 0 .10 ( 1 .67 ) ( 1 .57 ) ( 0 .14 ) ( 0 .14 ) 8 .64
2021 10 .62 0 .05 ( 0 .19 ) ( 0 .14 ) ( 0 .13 ) ( 0 .13 ) 10 .35
2020 10 .55 0 .17 0 .14 0 .31 ( 0 .24 ) ( 0 .24 ) 10 .62

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
10 .66% (b) $ 141,861 0 .81% – % 2 .72% 233 .7%
( 1 .65 ) (b) 145,881 0 .85 – 2 .30 128 .0
( 15 .37 ) (b) 172,969 0 .78 – 0 .94 352 .1
( 1 .44 ) (b) 229,225 0 .77 – 0 .32 343 .7
2 .82 (b) 263,721 0 .80 – 1 .44 84 .3
10 .72 (b) 68,059 0 .83 (c) 0 .85 (d) 2 .69 233 .7
( 1 .71 ) (b) 68,323 0 .91 (c) 0 .93 (d) 2 .24 128 .0
( 15 .46 ) (b) 77,181 0 .82 (c) 0 .84 (d) 0 .90 352 .1
( 1 .47 ) (b) 99,128 0 .80 (c) 0 .83 (d) 0 .29 343 .7
2 .79 (b) 117,748 0 .82 (c) 0 .85 (d) 1 .42 84 .3
10 .93 444,116 0 .53 (e) – 2 .99 233 .7
( 1 .22 ) 393,944 0 .53 (e) – 2 .62 128 .0
( 15 .22 ) 500,833 0 .52 (e) – 1 .18 352 .1
( 1 .19 ) 770,058 0 .52 (e) – 0 .58 343 .7
3 .09 1,083,668 0 .53 (e) – 1 .72 84 .3
10 .14 468 1 .29 (e) – 2 .24 233 .7
( 2 .20 ) 515 1 .29 (e) – 1 .83 128 .0
( 15 .77 ) 2,393 1 .29 (e) – 0 .44 352 .1
( 2 .04 ) 2,797 1 .29 (e) – ( 0 .19 ) 343 .7
2 .30 5,048 1 .29 (e) – 0 .92 84 .3
10 .56 2,736 0 .98 (e) – 2 .54 233 .7
( 1 .78 ) 3,034 0 .98 (e) – 2 .17 128 .0
( 15 .51 ) 3,656 0 .98 (e) – 0 .73 352 .1
( 1 .74 ) 5,493 0 .98 (e) – 0 .11 343 .7
2 .62 8,704 0 .98 (e) – 1 .29 84 .3
10 .76 1,901 0 .79 (e) – 2 .73 233 .7
( 1 .47 ) 1,948 0 .79 (e) – 2 .36 128 .0
( 15 .43 ) 5,283 0 .79 (e) – 0 .93 352 .1
( 1 .46 ) 7,522 0 .79 (e) – 0 .31 343 .7
2 .82 6,419 0 .79 (e) – 1 .50 84 .3
10 .77 5,868 0 .67 (e) – 2 .86 233 .7
( 1 .36 ) 8,534 0 .67 (e) – 2 .48 128 .0
( 15 .33 ) 8,761 0 .67 (e) – 1 .02 352 .1
( 1 .34 ) 16,336 0 .67 (e) – 0 .43 343 .7
2 .94 24,044 0 .67 (e) – 1 .57 84 .3
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
GOVERNMENT MONEY MARKET FUND
Institutional shares
2024 $ 1 .00 $ 0 .05 $ – $ 0 .05 ( $ 0 .05 ) ( $ 0 .05 ) $ 1 .00
2023 1 .00 0 .04 0 .01 0 .05 ( 0 .05 ) ( 0 .05 ) 1 .00
2022 1 .00 0 .01 – 0 .01 ( 0 .01 ) ( 0 .01 ) 1 .00
2021 1 .00 – – – – – 1 .00
2020 1 .00 0 .01 – 0 .01 ( 0 .01 ) ( 0 .01 ) 1 .00
R-6 shares
2024 1 .00 0 .05 – 0 .05 ( 0 .05 ) ( 0 .05 ) 1 .00
2023(d) 1 .00 0 .04 – 0 .04 ( 0 .04 ) ( 0 .04 ) 1 .00

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment Income
to Average Net Assets
5 .25% $ 352,741 0 .19% (b) 0 .21% (c) 5 .11%
4 .71 191,888 0 .15 (b) 0 .16 (c) 3 .71
0 .81 2,979,627 0 .14 (b) 0 .15 (c) 0 .73
0 .00 3,657,679 0 .04 (b) 0 .16 (c) 0 .00
0 .60 3,077,863 0 .12 (b) 0 .16 (c) 0 .60
5 .31 3,389,284 0 .14 (b) 0 .16 (c) 5 .17
4 .35 (e) 2,582,939 0 .14 (b) ,(f) 0 .16 (c) ,(f) 4 .80 (f)
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual and/or voluntary expense limit.
(c) Excludes expense reimbursement from Manager.
(d) Period from December 12, 2022, date operations commenced, through October 31, 2023.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
HIGH INCOME FUND
Institutional shares
2024 $ 7 .74 $ 0 .57 $ 0 .53 $ 1 .10 ( $ 0 .67 ) ( $ 0 .67 ) $ 8 .17
2023 7 .86 0 .54 ( 0 .07 ) 0 .47 ( 0 .59 ) ( 0 .59 ) 7 .74
2022 9 .36 0 .45 ( 1 .47 ) ( 1 .02 ) ( 0 .48 ) ( 0 .48 ) 7 .86
2021 9 .00 0 .47 0 .38 0 .85 ( 0 .49 ) ( 0 .49 ) 9 .36
2020 9 .30 0 .54 ( 0 .29 ) 0 .25 ( 0 .55 ) ( 0 .55 ) 9 .00

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
14 .44% $ 598,450 0 .60% (b) 6 .96% 73 .9%
5 .89 (c) 3,159,560 0 .61 (b) 6 .81 35 .0
( 10 .90 ) (c) 3,079,579 0 .60 (b) 5 .27 48 .1
9 .45 (c) 3,720,936 0 .60 (b) 4 .99 62 .8
2 .85 (c) 3,020,358 0 .61 (b) 6 .04 73 .8
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
HIGH YIELD FUND
Class A shares
2024 $ 6 .31 $ 0 .42 $ 0 .52 $ 0 .94 ( $ 0 .42 ) ( $ 0 .42 ) $ 6 .83
2023 6 .29 0 .37 0 .03 0 .40 ( 0 .38 ) ( 0 .38 ) 6 .31
2022 7 .33 0 .32 ( 1 .02 ) ( 0 .70 ) ( 0 .34 ) ( 0 .34 ) 6 .29
2021 7 .01 0 .32 0 .35 0 .67 ( 0 .35 ) ( 0 .35 ) 7 .33
2020 7 .15 0 .36 ( 0 .13 ) 0 .23 ( 0 .37 ) ( 0 .37 ) 7 .01
Class C shares
2024 6 .40 0 .37 0 .53 0 .90 ( 0 .37 ) ( 0 .37 ) 6 .93
2023 6 .38 0 .32 0 .02 0 .34 ( 0 .32 ) ( 0 .32 ) 6 .40
2022 7 .43 0 .27 ( 1 .03 ) ( 0 .76 ) ( 0 .29 ) ( 0 .29 ) 6 .38
2021 7 .10 0 .28 0 .34 0 .62 ( 0 .29 ) ( 0 .29 ) 7 .43
2020 7 .23 0 .32 ( 0 .13 ) 0 .19 ( 0 .32 ) ( 0 .32 ) 7 .10
Institutional shares
2024 6 .25 0 .43 0 .52 0 .95 ( 0 .44 ) ( 0 .44 ) 6 .76
2023 6 .24 0 .39 0 .02 0 .41 ( 0 .40 ) ( 0 .40 ) 6 .25
2022 7 .27 0 .34 ( 1 .01 ) ( 0 .67 ) ( 0 .36 ) ( 0 .36 ) 6 .24
2021 6 .96 0 .34 0 .34 0 .68 ( 0 .37 ) ( 0 .37 ) 7 .27
2020 7 .10 0 .38 ( 0 .13 ) 0 .25 ( 0 .39 ) ( 0 .39 ) 6 .96
R-6 shares
2024 6 .25 0 .44 0 .51 0 .95 ( 0 .44 ) ( 0 .44 ) 6 .76
2023 6 .24 0 .39 0 .02 0 .41 ( 0 .40 ) ( 0 .40 ) 6 .25
2022 7 .27 0 .35 ( 1 .01 ) ( 0 .66 ) ( 0 .37 ) ( 0 .37 ) 6 .24
2021 6 .96 0 .35 0 .34 0 .69 ( 0 .38 ) ( 0 .38 ) 7 .27
2020 7 .10 0 .38 ( 0 .12 ) 0 .26 ( 0 .40 ) ( 0 .40 ) 6 .96

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
15 .15% (b) $ 421,065 0 .91% 6 .22% 39 .1%
6 .31 (b) 414,017 0 .94 5 .70 28 .0
( 9 .71 ) (b) 426,999 0 .91 4 .74 33 .1
9 .64 (b) 539,969 0 .91 4 .44 63 .0
3 .39 (b) 513,993 0 .91 5 .22 77 .7
14 .21 (b) 24,716 1 .69 5 .44 39 .1
5 .37 (b) 29,469 1 .75 4 .88 28 .0
( 10 .42 ) (b) 39,928 1 .69 3 .94 33 .1
8 .87 (b) 62,973 1 .64 3 .74 63 .0
2 .74 (b) 118,320 1 .65 4 .51 77 .7
15 .48 1,359,544 0 .61 (c) 6 .52 39 .1
6 .55 1,183,194 0 .61 (c) 6 .03 28 .0
( 9 .50 ) (d) 1,140,046 0 .61 (c) 5 .04 33 .1
10 .05 (d) 1,535,963 0 .61 (c) 4 .73 63 .0
3 .73 1,379,657 0 .61 (c) 5 .51 77 .7
15 .57 4,045,178 0 .53 6 .56 39 .1
6 .64 687,216 0 .53 6 .13 28 .0
( 9 .42 ) (d) 557,144 0 .52 5 .12 33 .1
10 .15 (d) 757,781 0 .52 (c) 4 .84 63 .0
3 .82 971,122 0 .52 (c) 5 .57 77 .7
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
INFLATION PROTECTION FUND
Class J shares
2024 $ 7 .09 $ 0 .23 $ 0 .33 $ 0 .56 ( $ 0 .25 ) $ – ( $ 0 .25 ) $ 7 .40
2023 7 .63 0 .25 ( 0 .33 ) ( 0 .08 ) ( 0 .46 ) – ( 0 .46 ) 7 .09
2022 9 .31 0 .53 ( 1 .56 ) ( 1 .03 ) ( 0 .36 ) ( 0 .29 ) ( 0 .65 ) 7 .63
2021 8 .83 0 .28 0 .24 0 .52 ( 0 .04 ) – ( 0 .04 ) 9 .31
2020 8 .22 0 .05 0 .62 0 .67 ( 0 .06 ) – ( 0 .06 ) 8 .83
Institutional shares
2024 7 .54 0 .29 0 .33 0 .62 ( 0 .28 ) – ( 0 .28 ) 7 .88
2023 8 .09 0 .30 ( 0 .36 ) ( 0 .06 ) ( 0 .49 ) – ( 0 .49 ) 7 .54
2022 9 .83 0 .56 ( 1 .62 ) ( 1 .06 ) ( 0 .39 ) ( 0 .29 ) ( 0 .68 ) 8 .09
2021 9 .29 0 .29 0 .30 0 .59 ( 0 .05 ) – ( 0 .05 ) 9 .83
2020 8 .63 0 .10 0 .66 0 .76 ( 0 .10 ) – ( 0 .10 ) 9 .29
R-1 shares
2024 6 .93 0 .18 0 .32 0 .50 ( 0 .21 ) – ( 0 .21 ) 7 .22
2023 7 .44 0 .21 ( 0 .33 ) ( 0 .12 ) ( 0 .39 ) – ( 0 .39 ) 6 .93
2022 9 .10 0 .49 ( 1 .55 ) ( 1 .06 ) ( 0 .31 ) ( 0 .29 ) ( 0 .60 ) 7 .44
2021 8 .65 0 .21 0 .26 0 .47 ( 0 .02 ) – ( 0 .02 ) 9 .10
2020 8 .06 0 .02 0 .62 0 .64 ( 0 .05 ) – ( 0 .05 ) 8 .65
R-3 shares
2024 7 .13 0 .22 0 .31 0 .53 ( 0 .23 ) – ( 0 .23 ) 7 .43
2023 7 .67 0 .22 ( 0 .31 ) ( 0 .09 ) ( 0 .45 ) – ( 0 .45 ) 7 .13
2022 9 .34 0 .50 ( 1 .55 ) ( 1 .05 ) ( 0 .33 ) ( 0 .29 ) ( 0 .62 ) 7 .67
2021 8 .86 0 .25 0 .26 0 .51 ( 0 .03 ) – ( 0 .03 ) 9 .34
2020 8 .25 0 .05 0 .62 0 .67 ( 0 .06 ) – ( 0 .06 ) 8 .86
R-4 shares
2024 7 .25 0 .26 0 .30 0 .56 ( 0 .18 ) – ( 0 .18 ) 7 .63
2023 7 .78 0 .26 ( 0 .34 ) ( 0 .08 ) ( 0 .45 ) – ( 0 .45 ) 7 .25
2022 9 .50 0 .53 ( 1 .59 ) ( 1 .06 ) ( 0 .37 ) ( 0 .29 ) ( 0 .66 ) 7 .78
2021 8 .99 0 .20 0 .35 0 .55 ( 0 .04 ) – ( 0 .04 ) 9 .50
2020 8 .37 0 .06 0 .63 0 .69 ( 0 .07 ) – ( 0 .07 ) 8 .99
R-5 shares
2024 7 .35 0 .25 0 .34 0 .59 ( 0 .23 ) – ( 0 .23 ) 7 .71
2023 7 .90 0 .27 ( 0 .35 ) ( 0 .08 ) ( 0 .47 ) – ( 0 .47 ) 7 .35
2022 9 .62 0 .54 ( 1 .60 ) ( 1 .06 ) ( 0 .37 ) ( 0 .29 ) ( 0 .66 ) 7 .90
2021 9 .10 0 .29 0 .27 0 .56 ( 0 .04 ) – ( 0 .04 ) 9 .62
2020 8 .46 0 .07 0 .65 0 .72 ( 0 .08 ) – ( 0 .08 ) 9 .10

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
7 .94% (b) $ 11,483 0 .73% (c) 0 .75% (d) 3 .13% 109 .6%
( 1 .18 ) (b) 13,956 0 .78 (c) 0 .80 (d) 3 .37 106 .3
( 11 .90 ) (b) 18,034 0 .73 (c) 0 .75 (d) 6 .29 108 .3
5 .85 (b) 16,550 0 .85 (c) 0 .87 (d) 3 .04 67 .7
8 .15 (b) 9,826 1 .03 (c) 1 .06 (d) 0 .55 80 .9
8 .29 2,218,800 0 .39 – 3 .68 109 .6
( 0 .86 ) 1,447,786 0 .40 – 3 .78 106 .3
( 11 .61 ) 1,616,313 0 .39 – 6 .34 108 .3
6 .33 1,471,415 0 .39 – 3 .03 67 .7
8 .83 1,745,470 0 .39 – 1 .11 80 .9
7 .32 511 1 .27 – 2 .50 109 .6
( 1 .70 ) 670 1 .27 – 2 .94 106 .3
( 12 .36 ) (e) 663 1 .27 – 5 .92 108 .3
5 .37 (e) 1,258 1 .27 – 2 .33 67 .7
7 .93 1,427 1 .26 – 0 .22 80 .9
7 .54 4,656 0 .96 – 2 .97 109 .6
( 1 .31 ) 4,708 0 .96 – 3 .00 106 .3
( 12 .09 ) 6,749 0 .96 – 5 .90 108 .3
5 .80 7,120 0 .96 – 2 .76 67 .7
8 .17 8,491 0 .95 – 0 .58 80 .9
7 .76 1,769 0 .77 – 3 .45 109 .6
( 1 .10 ) 1,360 0 .77 – 3 .43 106 .3
( 11 .95 ) 4,051 0 .77 – 6 .17 108 .3
6 .09 5,912 0 .77 – 2 .17 67 .7
8 .32 1,780 0 .76 – 0 .70 80 .9
8 .15 1,719 0 .65 – 3 .24 109 .6
( 1 .14 ) 3,492 0 .65 – 3 .48 106 .3
( 11 .83 ) 4,251 0 .65 – 6 .26 108 .3
6 .16 4,114 0 .65 – 3 .06 67 .7
8 .56 4,592 0 .64 – 0 .82 80 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
INTERNATIONAL EQUITY FUND
(b)
Institutional shares
2024 $ 12 .01 $ 0 .29 $ 2 .70 $ 2 .99 ( $ 0 .40 ) $ – ( $ 0 .40 ) $ 14 .60
2023 11 .24 0 .38 0 .74 1 .12 ( 0 .35 ) – ( 0 .35 ) 12 .01
2022 18 .41 0 .41 ( 5 .23 ) ( 4 .82 ) ( 0 .41 ) ( 1 .94 ) ( 2 .35 ) 11 .24
2021 15 .19 0 .44 3 .88 4 .32 ( 0 .21 ) ( 0 .89 ) ( 1 .10 ) 18 .41
2020 14 .94 0 .22 0 .41 0 .63 ( 0 .38 ) – ( 0 .38 ) 15 .19
R-1 shares
2024 11 .95 0 .19 2 .67 2 .86 ( 0 .30 ) – ( 0 .30 ) 14 .51
2023 11 .18 0 .27 0 .75 1 .02 ( 0 .25 ) – ( 0 .25 ) 11 .95
2022 18 .31 0 .30 ( 5 .22 ) ( 4 .92 ) ( 0 .27 ) ( 1 .94 ) ( 2 .21 ) 11 .18
2021 15 .11 0 .29 3 .89 4 .18 ( 0 .09 ) ( 0 .89 ) ( 0 .98 ) 18 .31
2020 14 .85 0 .10 0 .40 0 .50 ( 0 .24 ) – ( 0 .24 ) 15 .11
R-3 shares
2024 11 .99 0 .22 2 .70 2 .92 ( 0 .32 ) – ( 0 .32 ) 14 .59
2023 11 .21 0 .31 0 .75 1 .06 ( 0 .28 ) – ( 0 .28 ) 11 .99
2022 18 .35 0 .34 ( 5 .22 ) ( 4 .88 ) ( 0 .32 ) ( 1 .94 ) ( 2 .26 ) 11 .21
2021 15 .15 0 .38 3 .85 4 .23 ( 0 .14 ) ( 0 .89 ) ( 1 .03 ) 18 .35
2020 14 .89 0 .14 0 .42 0 .56 ( 0 .30 ) – ( 0 .30 ) 15 .15
R-4 shares
2024 12 .01 0 .26 2 .70 2 .96 ( 0 .33 ) – ( 0 .33 ) 14 .64
2023 11 .24 0 .27 0 .82 1 .09 ( 0 .32 ) – ( 0 .32 ) 12 .01
2022 18 .40 0 .37 ( 5 .24 ) ( 4 .87 ) ( 0 .35 ) ( 1 .94 ) ( 2 .29 ) 11 .24
2021 15 .17 0 .38 3 .90 4 .28 ( 0 .16 ) ( 0 .89 ) ( 1 .05 ) 18 .40
2020 14 .90 0 .18 0 .40 0 .58 ( 0 .31 ) – ( 0 .31 ) 15 .17
R-5 shares
2024 12 .02 0 .27 2 .70 2 .97 ( 0 .37 ) – ( 0 .37 ) 14 .62
2023 11 .26 0 .40 0 .70 1 .10 ( 0 .34 ) – ( 0 .34 ) 12 .02
2022 18 .39 0 .38 ( 5 .23 ) ( 4 .85 ) ( 0 .34 ) ( 1 .94 ) ( 2 .28 ) 11 .26
2021 15 .17 0 .40 3 .90 4 .30 ( 0 .19 ) ( 0 .89 ) ( 1 .08 ) 18 .39
2020 14 .91 0 .19 0 .40 0 .59 ( 0 .33 ) – ( 0 .33 ) 15 .17
R-6 shares
2024 12 .01 0 .31 2 .69 3 .00 ( 0 .41 ) – ( 0 .41 ) 14 .60
2023 11 .25 0 .39 0 .74 1 .13 ( 0 .37 ) – ( 0 .37 ) 12 .01
2022 18 .41 0 .42 ( 5 .22 ) ( 4 .80 ) ( 0 .42 ) ( 1 .94 ) ( 2 .36 ) 11 .25
2021 15 .19 0 .45 3 .89 4 .34 ( 0 .23 ) ( 0 .89 ) ( 1 .12 ) 18 .41
2020 14 .94 0 .23 0 .41 0 .64 ( 0 .39 ) – ( 0 .39 ) 15 .19

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
25 .19% $ 18,176 0 .81% (c) ,(d) 2 .12% 158 .0%
10 .06 88,447 0 .92 (c) ,(e) 2 .98 65 .8
( 29 .86 ) 88,476 0 .87 (c) 2 .93 60 .5
29 .33 133,135 0 .90 (c) 2 .43 55 .0
4 .14 100,695 0 .90 (c) 1 .48 68 .4
24 .18 1,337 1 .60 (d) 1 .32 158 .0
9 .19 1,049 1 .71 (e) 2 .14 65 .8
( 30 .39 ) 944 1 .65 2 .14 60 .5
28 .31 (f) 1,369 1 .67 1 .61 55 .0
3 .41 (f) 1,168 1 .67 (c) 0 .64 68 .4
24 .58 1,110 1 .29 (d) 1 .56 158 .0
9 .50 969 1 .40 (e) 2 .45 65 .8
( 30 .14 ) 1,649 1 .34 2 .40 60 .5
28 .72 3,029 1 .36 2 .11 55 .0
3 .71 2,167 1 .36 (c) 0 .94 68 .4
24 .94 301 1 .10 (d) 1 .84 158 .0
9 .73 285 1 .21 (e) 2 .19 65 .8
( 30 .04 ) 1,867 1 .15 2 .65 60 .5
29 .05 2,623 1 .17 2 .11 55 .0
3 .85 3,110 1 .17 (c) 1 .24 68 .4
25 .06 2,462 0 .98 (d) 1 .92 158 .0
9 .81 2,058 1 .09 (e) 3 .09 65 .8
( 29 .95 ) 487 1 .03 2 .73 60 .5
29 .12 (f) 755 1 .05 2 .21 55 .0
3 .99 (f) 1,493 1 .05 (c) 1 .32 68 .4
25 .30 208,314 0 .71 (c) ,(d) 2 .21 158 .0
10 .09 180,658 0 .82 (c) ,(e) 3 .09 65 .8
( 29 .73 ) 181,468 0 .76 (c) 3 .06 60 .5
29 .47 204,338 0 .79 (c) 2 .51 55 .0
4 .22 173,218 0 .79 (c) 1 .58 68 .4
(a) Calculated based on average shares outstanding during the period.
(b) Effective July 31, 2024, International Fund I changed its name to International Equity Fund.
(c) Reflects Manager's contractual expense limit.
(d) Includes 0.02% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(e) Includes 0.13% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Distributions from
Realized Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
LARGECAP GROWTH FUND I
Class A shares
2024 $ 14 .77 ( $ 0 .05 ) $ 5 .56 $ 5 .51 ( $ 1 .04 ) ( $ 1 .04 ) $ 19 .24
2023 14 .20 ( 0 .05 ) 2 .14 2 .09 ( 1 .52 ) ( 1 .52 ) 14 .77
2022 23 .75 ( 0 .08 ) ( 6 .95 ) ( 7 .03 ) ( 2 .52 ) ( 2 .52 ) 14 .20
2021 18 .39 ( 0 .11 ) 6 .91 6 .80 ( 1 .44 ) ( 1 .44 ) 23 .75
2020 15 .59 ( 0 .07 ) 4 .15 4 .08 ( 1 .28 ) ( 1 .28 ) 18 .39
Class J shares
2024 11 .25 ( 0 .01 ) 4 .18 4 .17 ( 1 .04 ) ( 1 .04 ) 14 .38
2023 11 .17 ( 0 .02 ) 1 .62 1 .60 ( 1 .52 ) ( 1 .52 ) 11 .25
2022 19 .22 ( 0 .04 ) ( 5 .49 ) ( 5 .53 ) ( 2 .52 ) ( 2 .52 ) 11 .17
2021 15 .10 ( 0 .06 ) 5 .62 5 .56 ( 1 .44 ) ( 1 .44 ) 19 .22
2020 13 .00 ( 0 .03 ) 3 .41 3 .38 ( 1 .28 ) ( 1 .28 ) 15 .10
Institutional shares
2024 15 .82 0 .01 5 .95 5 .96 ( 1 .04 ) ( 1 .04 ) 20 .74
2023 15 .05 ( 0 .01 ) 2 .30 2 .29 ( 1 .52 ) ( 1 .52 ) 15 .82
2022 24 .95 ( 0 .03 ) ( 7 .35 ) ( 7 .38 ) ( 2 .52 ) ( 2 .52 ) 15 .05
2021 19 .20 ( 0 .05 ) 7 .24 7 .19 ( 1 .44 ) ( 1 .44 ) 24 .95
2020 16 .18 ( 0 .02 ) 4 .32 4 .30 ( 1 .28 ) ( 1 .28 ) 19 .20
R-1 shares
2024 11 .56 ( 0 .11 ) 4 .30 4 .19 ( 1 .04 ) ( 1 .04 ) 14 .71
2023 11 .51 ( 0 .09 ) 1 .66 1 .57 ( 1 .52 ) ( 1 .52 ) 11 .56
2022 19 .83 ( 0 .14 ) ( 5 .66 ) ( 5 .80 ) ( 2 .52 ) ( 2 .52 ) 11 .51
2021 15 .64 ( 0 .18 ) 5 .81 5 .63 ( 1 .44 ) ( 1 .44 ) 19 .83
2020 13 .50 ( 0 .13 ) 3 .55 3 .42 ( 1 .28 ) ( 1 .28 ) 15 .64

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
38 .80% (b) $ 533,056 0 .94% (c) – % ( 0 .28 ) % 39 .6%
16 .90 (b) ,(d) 423,684 1 .00 (c) – ( 0 .37 ) 26 .5
( 32 .72 ) (b) 389,907 0 .96 (c) – ( 0 .46 ) 28 .4
38 .72 (b) 632,010 0 .95 (c) – ( 0 .51 ) 23 .1
27 .86 (b) 487,128 0 .99 (c) – ( 0 .43 ) 33 .6
39 .04 (b) 424,765 0 .77 (e) 0 .80 (f) ( 0 .11 ) 39 .6
17 .11 (b) ,(d) 319,716 0 .80 (e) 0 .84 (f) ( 0 .17 ) 26 .5
( 32 .65 ) (b) ,(g) 269,806 0 .79 (e) 0 .83 (f) ( 0 .29 ) 28 .4
39 .03 (b) ,(g) 445,587 0 .78 (e) 0 .82 (f) ( 0 .34 ) 23 .1
28 .03 (b) 331,514 0 .80 (e) 0 .85 (f) ( 0 .23 ) 33 .6
39 .08 693,756 0 .67 (c) – 0 .06 39 .6
17 .31 (d) 2,516,629 0 .68 (c) – ( 0 .05 ) 26 .5
( 32 .53 ) 2,371,763 0 .68 (c) – ( 0 .18 ) 28 .4
39 .14 3,460,761 0 .67 (c) – ( 0 .23 ) 23 .1
28 .23 2,630,670 0 .68 (c) – ( 0 .11 ) 33 .6
38 .10 10,511 1 .47 (c) – ( 0 .81 ) 39 .6
16 .26 (d) 9,023 1 .47 (c) – ( 0 .84 ) 26 .5
( 33 .05 ) (g) 8,728 1 .47 (c) – ( 0 .97 ) 28 .4
38 .07 (g) 14,313 1 .46 (c) – ( 1 .02 ) 23 .1
27 .22 11,345 1 .47 (c) – ( 0 .90 ) 33 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) During the fiscal year ending October 31, 2023, the Fund experienced a one-time gain of approximately $0.03/share as a result of a reimbursement by a service provider. If such gain had not been recognized, the total return amounts expressed herein would have been lower.
(e) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(f) Excludes expense reimbursement from Manager and/or Distributor.
(g) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
LARGECAP GROWTH FUND I
R-3 shares
2024 $ 13 .11 ( $ 0 .08 ) $ 4 .90 $ 4 .82 $ – ( $ 1 .04 ) ( $ 1 .04 ) $ 16 .89
2023 12 .80 ( 0 .07 ) 1 .90 1 .83 – ( 1 .52 ) ( 1 .52 ) 13 .11
2022 21 .70 ( 0 .10 ) ( 6 .28 ) ( 6 .38 ) – ( 2 .52 ) ( 2 .52 ) 12 .80
2021 16 .94 ( 0 .14 ) 6 .34 6 .20 – ( 1 .44 ) ( 1 .44 ) 21 .70
2020 14 .48 ( 0 .09 ) 3 .83 3 .74 – ( 1 .28 ) ( 1 .28 ) 16 .94
R-4 shares
2024 13 .72 ( 0 .05 ) 5 .14 5 .09 – ( 1 .04 ) ( 1 .04 ) 17 .77
2023 13 .30 ( 0 .04 ) 1 .98 1 .94 – ( 1 .52 ) ( 1 .52 ) 13 .72
2022 22 .41 ( 0 .08 ) ( 6 .51 ) ( 6 .59 ) – ( 2 .52 ) ( 2 .52 ) 13 .30
2021 17 .42 ( 0 .10 ) 6 .53 6 .43 – ( 1 .44 ) ( 1 .44 ) 22 .41
2020 14 .83 ( 0 .06 ) 3 .93 3 .87 – ( 1 .28 ) ( 1 .28 ) 17 .42
R-5 shares
2024 14 .73 ( 0 .03 ) 5 .54 5 .51 – ( 1 .04 ) ( 1 .04 ) 19 .20
2023 14 .15 ( 0 .03 ) 2 .13 2 .10 – ( 1 .52 ) ( 1 .52 ) 14 .73
2022 23 .65 ( 0 .06 ) ( 6 .92 ) ( 6 .98 ) – ( 2 .52 ) ( 2 .52 ) 14 .15
2021 18 .29 ( 0 .08 ) 6 .88 6 .80 – ( 1 .44 ) ( 1 .44 ) 23 .65
2020 15 .50 ( 0 .04 ) 4 .11 4 .07 – ( 1 .28 ) ( 1 .28 ) 18 .29
R-6 shares
2024 15 .85 0 .01 5 .99 6 .00 – ( 1 .04 ) ( 1 .04 ) 20 .81
2023 15 .07 0 .01 2 .29 2 .30 – ( 1 .52 ) ( 1 .52 ) 15 .85
2022 24 .96 ( 0 .02 ) ( 7 .35 ) ( 7 .37 ) – ( 2 .52 ) ( 2 .52 ) 15 .07
2021 19 .19 ( 0 .03 ) 7 .25 7 .22 – ( 1 .45 ) ( 1 .45 ) 24 .96
2020 16 .17 – 4 .32 4 .32 ( 0 .03 ) ( 1 .27 ) ( 1 .30 ) 19 .19

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
38 .43% $ 71,500 1 .16% (b) ( 0 .50 ) % 39 .6%
16 .69 (c) 63,841 1 .16 (b) ( 0 .53 ) 26 .5
( 32 .85 ) (d) 58,977 1 .16 (b) ( 0 .66 ) 28 .4
38 .54 (d) 102,793 1 .15 (b) ( 0 .71 ) 23 .1
27 .61 89,315 1 .16 (b) ( 0 .58 ) 33 .6
38 .70 42,944 0 .97 (b) ( 0 .31 ) 39 .6
16 .93 (c) 46,894 0 .97 (b) ( 0 .33 ) 26 .5
( 32 .71 ) 47,601 0 .97 (b) ( 0 .47 ) 28 .4
38 .75 84,797 0 .96 (b) ( 0 .51 ) 23 .1
27 .86 82,907 0 .97 (b) ( 0 .39 ) 33 .6
38 .91 133,666 0 .85 (b) ( 0 .18 ) 39 .6
17 .04 (c) 148,543 0 .85 (b) ( 0 .21 ) 26 .5
( 32 .64 ) 158,035 0 .85 (b) ( 0 .35 ) 28 .4
38 .94 364,553 0 .84 (b) ( 0 .40 ) 23 .1
28 .04 (d) 296,527 0 .85 (b) ( 0 .27 ) 33 .6
39 .27 8,162,259 0 .59 (b) 0 .07 39 .6
17 .36 (c) 6,955,555 0 .59 (b) 0 .04 26 .5
( 32 .47 ) 6,257,991 0 .59 (b) ( 0 .09 ) 28 .4
39 .24 (d) 9,740,176 0 .59 (b) ( 0 .15 ) 23 .1
28 .42 (d) 7,254,770 0 .59 (b) ( 0 .02 ) 33 .6
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.
(c) During the fiscal year ending October 31, 2023, the Fund experienced a one-time gain of approximately $0.03/share as a result of a reimbursement by a service provider. If such gain had not been recognized, the total return amounts expressed herein would have been lower.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
LARGECAP S&P 500 INDEX FUND
Class A shares
2024 $ 21 .25 $ 0 .30 $ 7 .47 $ 7 .77 ( $ 0 .27 ) ( $ 0 .64 ) ( $ 0 .91 ) $ 28 .11
2023 19 .91 0 .27 1 .59 1 .86 ( 0 .25 ) ( 0 .27 ) ( 0 .52 ) 21 .25
2022 26 .67 0 .24 ( 3 .75 ) ( 3 .51 ) ( 0 .20 ) ( 3 .05 ) ( 3 .25 ) 19 .91
2021 20 .14 0 .24 7 .88 8 .12 ( 0 .33 ) ( 1 .26 ) ( 1 .59 ) 26 .67
2020 19 .10 0 .28 1 .46 1 .74 ( 0 .32 ) ( 0 .38 ) ( 0 .70 ) 20 .14
Class J shares
2024 20 .97 0 .32 7 .36 7 .68 ( 0 .29 ) ( 0 .64 ) ( 0 .93 ) 27 .72
2023 19 .65 0 .29 1 .56 1 .85 ( 0 .26 ) ( 0 .27 ) ( 0 .53 ) 20 .97
2022 26 .36 0 .25 ( 3 .70 ) ( 3 .45 ) ( 0 .21 ) ( 3 .05 ) ( 3 .26 ) 19 .65
2021 19 .93 0 .25 7 .78 8 .03 ( 0 .34 ) ( 1 .26 ) ( 1 .60 ) 26 .36
2020 18 .91 0 .29 1 .44 1 .73 ( 0 .33 ) ( 0 .38 ) ( 0 .71 ) 19 .93
Institutional shares
2024 21 .29 0 .36 7 .46 7 .82 ( 0 .32 ) ( 0 .64 ) ( 0 .96 ) 28 .15
2023 19 .94 0 .33 1 .59 1 .92 ( 0 .30 ) ( 0 .27 ) ( 0 .57 ) 21 .29
2022 26 .70 0 .29 ( 3 .75 ) ( 3 .46 ) ( 0 .25 ) ( 3 .05 ) ( 3 .30 ) 19 .94
2021 20 .16 0 .30 7 .88 8 .18 ( 0 .38 ) ( 1 .26 ) ( 1 .64 ) 26 .70
2020 19 .12 0 .33 1 .46 1 .79 ( 0 .37 ) ( 0 .38 ) ( 0 .75 ) 20 .16
R-1 shares
2024 21 .13 0 .14 7 .42 7 .56 ( 0 .13 ) ( 0 .64 ) ( 0 .77 ) 27 .92
2023 19 .78 0 .15 1 .59 1 .74 ( 0 .12 ) ( 0 .27 ) ( 0 .39 ) 21 .13
2022 26 .53 0 .10 ( 3 .75 ) ( 3 .65 ) ( 0 .05 ) ( 3 .05 ) ( 3 .10 ) 19 .78
2021 20 .05 0 .09 7 .85 7 .94 ( 0 .20 ) ( 1 .26 ) ( 1 .46 ) 26 .53
2020 19 .00 0 .16 1 .45 1 .61 ( 0 .18 ) ( 0 .38 ) ( 0 .56 ) 20 .05
R-3 shares
2024 21 .28 0 .22 7 .48 7 .70 ( 0 .21 ) ( 0 .64 ) ( 0 .85 ) 28 .13
2023 19 .91 0 .21 1 .60 1 .81 ( 0 .17 ) ( 0 .27 ) ( 0 .44 ) 21 .28
2022 26 .67 0 .17 ( 3 .76 ) ( 3 .59 ) ( 0 .12 ) ( 3 .05 ) ( 3 .17 ) 19 .91
2021 20 .15 0 .17 7 .87 8 .04 ( 0 .26 ) ( 1 .26 ) ( 1 .52 ) 26 .67
2020 19 .11 0 .22 1 .46 1 .68 ( 0 .26 ) ( 0 .38 ) ( 0 .64 ) 20 .15
R-4 shares
2024 21 .39 0 .27 7 .50 7 .77 ( 0 .24 ) ( 0 .64 ) ( 0 .88 ) 28 .28
2023 20 .02 0 .25 1 .61 1 .86 ( 0 .22 ) ( 0 .27 ) ( 0 .49 ) 21 .39
2022 26 .78 0 .21 ( 3 .77 ) ( 3 .56 ) ( 0 .15 ) ( 3 .05 ) ( 3 .20 ) 20 .02
2021 20 .23 0 .21 7 .91 8 .12 ( 0 .31 ) ( 1 .26 ) ( 1 .57 ) 26 .78
2020 19 .19 0 .26 1 .46 1 .72 ( 0 .30 ) ( 0 .38 ) ( 0 .68 ) 20 .23
R-5 shares
2024 21 .66 0 .30 7 .62 7 .92 ( 0 .27 ) ( 0 .64 ) ( 0 .91 ) 28 .67
2023 20 .27 0 .28 1 .63 1 .91 ( 0 .25 ) ( 0 .27 ) ( 0 .52 ) 21 .66
2022 27 .09 0 .24 ( 3 .82 ) ( 3 .58 ) ( 0 .19 ) ( 3 .05 ) ( 3 .24 ) 20 .27
2021 20 .44 0 .24 7 .99 8 .23 ( 0 .32 ) ( 1 .26 ) ( 1 .58 ) 27 .09
2020 19 .38 0 .29 1 .47 1 .76 ( 0 .32 ) ( 0 .38 ) ( 0 .70 ) 20 .44

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
37 .50% (b) $ 805,883 0 .33% – % 1 .19% 2 .3%
9 .61 (b) 616,516 0 .42 – 1 .29 5 .9
( 14 .93 ) (b) 544,686 0 .40 – 1 .10 3 .7
42 .29 (b) 651,354 0 .40 – 1 .00 3 .8
9 .23 (b) 465,384 0 .42 – 1 .45 6 .0
37 .58 (b) 1,244,170 0 .27 (c) 0 .28 (d) 1 .25 2 .3
9 .71 (b) 892,669 0 .34 (c) 0 .36 (d) 1 .37 5 .9
( 14 .87 ) (b) 810,657 0 .34 (c) 0 .36 (d) 1 .15 3 .7
42 .31 (b) 970,126 0 .35 (c) 0 .37 (d) 1 .06 3 .8
9 .29 (b) 691,249 0 .36 (c) 0 .39 (d) 1 .52 6 .0
37 .75 5,998,941 0 .11 – 1 .40 2 .3
9 .93 4,143,385 0 .16 – 1 .55 5 .9
( 14 .73 ) 3,639,186 0 .16 – 1 .34 3 .7
42 .61 4,069,356 0 .17 – 1 .27 3 .8
9 .51 3,986,295 0 .17 – 1 .71 6 .0
36 .58 14,997 0 .98 – 0 .54 2 .3
9 .01 11,582 1 .02 – 0 .69 5 .9
( 15 .49 ) 11,720 1 .03 – 0 .45 3 .7
41 .38 17,742 1 .03 – 0 .36 3 .8
8 .58 11,726 1 .03 – 0 .85 6 .0
37 .03 169,311 0 .67 – 0 .85 2 .3
9 .32 136,914 0 .71 – 1 .00 5 .9
( 15 .21 ) 133,978 0 .72 – 0 .77 3 .7
41 .78 192,913 0 .72 – 0 .70 3 .8
8 .92 167,324 0 .72 – 1 .16 6 .0
37 .24 136,290 0 .48 – 1 .04 2 .3
9 .55 103,145 0 .52 – 1 .19 5 .9
( 15 .06 ) (e) 105,613 0 .53 – 0 .96 3 .7
42 .09 (e) 135,073 0 .53 – 0 .90 3 .8
9 .09 132,402 0 .53 – 1 .35 6 .0
37 .47 296,387 0 .36 – 1 .16 2 .3
9 .67 238,426 0 .40 – 1 .31 5 .9
( 14 .94 ) 256,634 0 .41 – 1 .08 3 .7
42 .22 327,673 0 .41 – 0 .99 3 .8
9 .21 244,545 0 .41 – 1 .48 6 .0
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
LARGECAP VALUE FUND III
Class J shares
2024 $ 16 .27 $ 0 .25 $ 4 .33 $ 4 .58 ( $ 0 .23 ) ( $ 0 .31 ) ( $ 0 .54 ) $ 20 .31
2023 18 .01 0 .22 ( 0 .29 ) ( 0 .07 ) ( 0 .24 ) ( 1 .43 ) ( 1 .67 ) 16 .27
2022 20 .70 0 .21 ( 1 .16 ) ( 0 .95 ) ( 0 .14 ) ( 1 .60 ) ( 1 .74 ) 18 .01
2021 14 .67 0 .15 6 .10 6 .25 ( 0 .22 ) – ( 0 .22 ) 20 .70
2020 16 .98 0 .21 ( 1 .47 ) ( 1 .26 ) ( 0 .31 ) ( 0 .74 ) ( 1 .05 ) 14 .67
Institutional shares
2024 16 .63 0 .30 4 .42 4 .72 ( 0 .28 ) ( 0 .31 ) ( 0 .59 ) 20 .76
2023 18 .36 0 .28 ( 0 .29 ) ( 0 .01 ) ( 0 .29 ) ( 1 .43 ) ( 1 .72 ) 16 .63
2022 21 .07 0 .26 ( 1 .18 ) ( 0 .92 ) ( 0 .19 ) ( 1 .60 ) ( 1 .79 ) 18 .36
2021 14 .94 0 .21 6 .19 6 .40 ( 0 .27 ) – ( 0 .27 ) 21 .07
2020 17 .27 0 .26 ( 1 .48 ) ( 1 .22 ) ( 0 .37 ) ( 0 .74 ) ( 1 .11 ) 14 .94
R-1 shares
2024 16 .48 0 .14 4 .39 4 .53 ( 0 .13 ) ( 0 .31 ) ( 0 .44 ) 20 .57
2023 18 .21 0 .13 ( 0 .29 ) ( 0 .16 ) ( 0 .14 ) ( 1 .43 ) ( 1 .57 ) 16 .48
2022 20 .93 0 .10 ( 1 .18 ) ( 1 .08 ) ( 0 .04 ) ( 1 .60 ) ( 1 .64 ) 18 .21
2021 14 .83 0 .04 6 .17 6 .21 ( 0 .11 ) – ( 0 .11 ) 20 .93
2020 17 .13 0 .13 ( 1 .48 ) ( 1 .35 ) ( 0 .21 ) ( 0 .74 ) ( 0 .95 ) 14 .83
R-3 shares
2024 17 .64 0 .21 4 .69 4 .90 ( 0 .18 ) ( 0 .31 ) ( 0 .49 ) 22 .05
2023 19 .36 0 .19 ( 0 .30 ) ( 0 .11 ) ( 0 .18 ) ( 1 .43 ) ( 1 .61 ) 17 .64
2022 22 .13 0 .16 ( 1 .24 ) ( 1 .08 ) ( 0 .09 ) ( 1 .60 ) ( 1 .69 ) 19 .36
2021 15 .67 0 .10 6 .53 6 .63 ( 0 .17 ) – ( 0 .17 ) 22 .13
2020 18 .07 0 .19 ( 1 .58 ) ( 1 .39 ) ( 0 .27 ) ( 0 .74 ) ( 1 .01 ) 15 .67
R-4 shares
2024 16 .60 0 .24 4 .40 4 .64 ( 0 .21 ) ( 0 .31 ) ( 0 .52 ) 20 .72
2023 18 .32 0 .21 ( 0 .28 ) ( 0 .07 ) ( 0 .22 ) ( 1 .43 ) ( 1 .65 ) 16 .60
2022 21 .04 0 .19 ( 1 .19 ) ( 1 .00 ) ( 0 .12 ) ( 1 .60 ) ( 1 .72 ) 18 .32
2021 14 .90 0 .14 6 .20 6 .34 ( 0 .20 ) – ( 0 .20 ) 21 .04
2020 17 .23 0 .21 ( 1 .50 ) ( 1 .29 ) ( 0 .30 ) ( 0 .74 ) ( 1 .04 ) 14 .90
R-5 shares
2024 16 .80 0 .26 4 .46 4 .72 ( 0 .24 ) ( 0 .31 ) ( 0 .55 ) 20 .97
2023 18 .52 0 .23 ( 0 .28 ) ( 0 .05 ) ( 0 .24 ) ( 1 .43 ) ( 1 .67 ) 16 .80
2022 21 .22 0 .22 ( 1 .20 ) ( 0 .98 ) ( 0 .12 ) ( 1 .60 ) ( 1 .72 ) 18 .52
2021 15 .04 0 .16 6 .25 6 .41 ( 0 .23 ) – ( 0 .23 ) 21 .22
2020 17 .38 0 .23 ( 1 .50 ) ( 1 .27 ) ( 0 .33 ) ( 0 .74 ) ( 1 .07 ) 15 .04

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
28 .69% (b) $ 88,878 0 .93% (c) 1 .01% (d) 1 .36% 41 .1%
( 0 .46 ) (b) 76,888 1 .00 (c) 1 .09 (d) 1 .31 44 .9
( 4 .80 ) (b) 82,605 0 .97 (c) 1 .06 (d) 1 .13 42 .6
42 .96 (b) 84,871 0 .98 (c) 1 .07 (d) 0 .82 46 .3
( 8 .14 ) (b) 62,003 1 .04 (c) 1 .14 (d) 1 .39 54 .6
28 .97 3,682,407 0 .70 (e) – 1 .57 41 .1
( 0 .13 ) 2,556,406 0 .72 (e) – 1 .59 44 .9
( 4 .56 ) 2,634,970 0 .70 (e) – 1 .39 42 .6
43 .27 3,457,999 0 .70 (e) – 1 .07 46 .3
( 7 .82 ) 1,754,898 0 .72 (e) – 1 .72 54 .6
27 .88 3,719 1 .57 (e) – 0 .73 41 .1
( 0 .99 ) 3,475 1 .58 (e) – 0 .73 44 .9
( 5 .41 ) 4,060 1 .57 (e) – 0 .53 42 .6
42 .06 4,000 1 .58 (e) – 0 .22 46 .3
( 8 .58 ) 2,889 1 .59 (e) – 0 .85 54 .6
28 .19 6,886 1 .26 (e) – 1 .03 41 .1
( 0 .67 ) 5,941 1 .27 (e) – 1 .04 44 .9
( 5 .11 ) 6,078 1 .26 (e) – 0 .83 42 .6
42 .56 7,133 1 .27 (e) – 0 .52 46 .3
( 8 .36 ) 4,056 1 .28 (e) – 1 .16 54 .6
28 .47 1,111 1 .07 (e) – 1 .24 41 .1
( 0 .48 ) 1,123 1 .08 (e) – 1 .21 44 .9
( 4 .97 ) 1,934 1 .07 (e) – 1 .01 42 .6
42 .86 2,599 1 .08 (e) – 0 .72 46 .3
( 8 .19 ) 1,866 1 .09 (e) – 1 .34 54 .6
28 .61 5,485 0 .95 (e) – 1 .36 41 .1
( 0 .34 ) 5,618 0 .96 (e) – 1 .34 44 .9
( 4 .81 ) 5,432 0 .95 (e) – 1 .15 42 .6
42 .94 8,722 0 .96 (e) – 0 .84 46 .3
( 8 .05 ) 6,935 0 .97 (e) – 1 .47 54 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
MIDCAP FUND
Class A shares
2024 $ 31 .74 $ 0 .07 $ 12 .66 $ 12 .73 $ – ( $ 0 .95 ) ( $ 0 .95 ) $ 43 .52
2023 30 .71 ( 0 .10 ) 2 .12 2 .02 – ( 0 .99 ) ( 0 .99 ) 31 .74
2022 42 .87 ( 0 .09 ) ( 8 .74 ) ( 8 .83 ) – ( 3 .33 ) ( 3 .33 ) 30 .71
2021 30 .19 ( 0 .19 ) 13 .26 13 .07 – ( 0 .39 ) ( 0 .39 ) 42 .87
2020 30 .15 ( 0 .01 ) 1 .44 1 .43 ( 0 .07 ) ( 1 .32 ) ( 1 .39 ) 30 .19
Class C shares
2024 26 .69 ( 0 .21 ) 10 .59 10 .38 – ( 0 .95 ) ( 0 .95 ) 36 .12
2023 26 .19 ( 0 .31 ) 1 .80 1 .49 – ( 0 .99 ) ( 0 .99 ) 26 .69
2022 37 .32 ( 0 .31 ) ( 7 .49 ) ( 7 .80 ) – ( 3 .33 ) ( 3 .33 ) 26 .19
2021 26 .51 ( 0 .39 ) 11 .59 11 .20 – ( 0 .39 ) ( 0 .39 ) 37 .32
2020 26 .77 ( 0 .19 ) 1 .25 1 .06 – ( 1 .32 ) ( 1 .32 ) 26 .51
Class J shares
2024 30 .43 0 .12 12 .13 12 .25 – ( 0 .95 ) ( 0 .95 ) 41 .73
2023 29 .44 ( 0 .05 ) 2 .03 1 .98 – ( 0 .99 ) ( 0 .99 ) 30 .43
2022 41 .18 ( 0 .04 ) ( 8 .37 ) ( 8 .41 ) – ( 3 .33 ) ( 3 .33 ) 29 .44
2021 28 .96 ( 0 .12 ) 12 .73 12 .61 – ( 0 .39 ) ( 0 .39 ) 41 .18
2020 28 .99 0 .03 1 .38 1 .41 ( 0 .12 ) ( 1 .32 ) ( 1 .44 ) 28 .96
Institutional shares
2024 33 .08 0 .17 13 .20 13 .37 ( 0 .01 ) ( 0 .95 ) ( 0 .96 ) 45 .49
2023 31 .88 ( 0 .01 ) 2 .20 2 .19 – ( 0 .99 ) ( 0 .99 ) 33 .08
2022 44 .26 – ( 9 .05 ) ( 9 .05 ) – ( 3 .33 ) ( 3 .33 ) 31 .88
2021 31 .08 ( 0 .09 ) 13 .66 13 .57 – ( 0 .39 ) ( 0 .39 ) 44 .26
2020 31 .00 0 .06 1 .49 1 .55 ( 0 .15 ) ( 1 .32 ) ( 1 .47 ) 31 .08
R-1 shares
2024 28 .04 ( 0 .13 ) 11 .14 11 .01 – ( 0 .95 ) ( 0 .95 ) 38 .10
2023 27 .37 ( 0 .24 ) 1 .90 1 .66 – ( 0 .99 ) ( 0 .99 ) 28 .04
2022 38 .77 ( 0 .24 ) ( 7 .83 ) ( 8 .07 ) – ( 3 .33 ) ( 3 .33 ) 27 .37
2021 27 .47 ( 0 .35 ) 12 .04 11 .69 – ( 0 .39 ) ( 0 .39 ) 38 .77
2020 27 .63 ( 0 .14 ) 1 .30 1 .16 – ( 1 .32 ) ( 1 .32 ) 27 .47

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
40 .69% (b) $ 1,994,144 0 .91% – % 0 .18% 10 .5%
6 .62 (b) 1,590,186 0 .95 – ( 0 .30 ) 10 .1
( 22 .25 ) (b) 1,591,916 0 .94 – ( 0 .27 ) 14 .1
43 .63 (b) 2,198,683 0 .93 – ( 0 .50 ) 12 .4
4 .83 (b) 1,607,917 0 .95 – ( 0 .04 ) 13 .9
39 .55 (b) 34,593 1 .72 – ( 0 .64 ) 10 .5
5 .71 (b) 29,926 1 .78 – ( 1 .13 ) 10 .1
( 22 .84 ) (b) 40,097 1 .72 – ( 1 .06 ) 14 .1
42 .62 (b) 72,682 1 .67 – ( 1 .21 ) 12 .4
4 .02 (b) 158,906 1 .69 – ( 0 .74 ) 13 .9
40 .87 (b) 385,523 0 .76 (c) 0 .78 (d) 0 .32 10 .5
6 .78 (b) 293,360 0 .80 (c) 0 .82 (d) ( 0 .16 ) 10 .1
( 22 .13 ) (b) 292,151 0 .79 (c) 0 .81 (d) ( 0 .12 ) 14 .1
43 .85 (b) ,(e) 407,907 0 .78 (c) 0 .80 (d) ( 0 .34 ) 12 .4
4 .98 (b) ,(e) 310,404 0 .79 (c) 0 .82 (d) 0 .12 13 .9
41 .00 13,863,432 0 .67 – 0 .41 10 .5
6 .92 9,079,129 0 .68 – ( 0 .04 ) 10 .1
( 22 .05 ) (e) 10,110,818 0 .67 (f) – 0 .00 14 .1
44 .03 (e) 15,790,247 0 .67 (f) – ( 0 .24 ) 12 .4
5 .08 12,106,903 0 .69 (f) – 0 .21 13 .9
39 .90 112,260 1 .45 – ( 0 .38 ) 10 .5
6 .10 81,144 1 .46 – ( 0 .82 ) 10 .1
( 22 .67 ) 83,862 1 .46 – ( 0 .79 ) 14 .1
42 .92 116,642 1 .46 – ( 1 .02 ) 12 .4
4 .27 89,600 1 .46 – ( 0 .54 ) 13 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
MIDCAP FUND
R-3 shares
2024 $ 30 .58 ( $ 0 .03 ) $ 12 .19 $ 12 .16 $ – ( $ 0 .95 ) ( $ 0 .95 ) $ 41 .79
2023 29 .68 ( 0 .16 ) 2 .05 1 .89 – ( 0 .99 ) ( 0 .99 ) 30 .58
2022 41 .63 ( 0 .16 ) ( 8 .46 ) ( 8 .62 ) – ( 3 .33 ) ( 3 .33 ) 29 .68
2021 29 .38 ( 0 .26 ) 12 .90 12 .64 – ( 0 .39 ) ( 0 .39 ) 41 .63
2020 29 .38 ( 0 .06 ) 1 .38 1 .32 – ( 1 .32 ) ( 1 .32 ) 29 .38
R-4 shares
2024 32 .43 0 .05 12 .93 12 .98 – ( 0 .95 ) ( 0 .95 ) 44 .46
2023 31 .36 ( 0 .11 ) 2 .17 2 .06 – ( 0 .99 ) ( 0 .99 ) 32 .43
2022 43 .71 ( 0 .11 ) ( 8 .91 ) ( 9 .02 ) – ( 3 .33 ) ( 3 .33 ) 31 .36
2021 30 .78 ( 0 .20 ) 13 .52 13 .32 – ( 0 .39 ) ( 0 .39 ) 43 .71
2020 30 .70 ( 0 .01 ) 1 .46 1 .45 ( 0 .05 ) ( 1 .32 ) ( 1 .37 ) 30 .78
R-5 shares
2024 32 .31 0 .10 12 .88 12 .98 – ( 0 .95 ) ( 0 .95 ) 44 .34
2023 31 .21 ( 0 .07 ) 2 .16 2 .09 – ( 0 .99 ) ( 0 .99 ) 32 .31
2022 43 .47 ( 0 .06 ) ( 8 .87 ) ( 8 .93 ) – ( 3 .33 ) ( 3 .33 ) 31 .21
2021 30 .57 ( 0 .15 ) 13 .44 13 .29 – ( 0 .39 ) ( 0 .39 ) 43 .47
2020 30 .53 0 .03 1 .44 1 .47 ( 0 .11 ) ( 1 .32 ) ( 1 .43 ) 30 .57
R-6 shares
2024 33 .13 0 .21 13 .21 13 .42 ( 0 .04 ) ( 0 .95 ) ( 0 .99 ) 45 .56
2023 31 .90 0 .01 2 .21 2 .22 – ( 0 .99 ) ( 0 .99 ) 33 .13
2022 44 .26 0 .03 ( 9 .06 ) ( 9 .03 ) – ( 3 .33 ) ( 3 .33 ) 31 .90
2021 31 .05 ( 0 .06 ) 13 .66 13 .60 – ( 0 .39 ) ( 0 .39 ) 44 .26
2020 30 .97 0 .09 1 .49 1 .58 ( 0 .18 ) ( 1 .32 ) ( 1 .50 ) 31 .05

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
40 .36% $ 51,069 1 .14% ( 0 .07 ) % 10 .5%
6 .41 40,789 1 .15 ( 0 .51 ) 10 .1
( 22 .42 ) 44,432 1 .15 ( 0 .49 ) 14 .1
43 .32 (b) 73,376 1 .15 ( 0 .71 ) 12 .4
4 .61 (b) 66,616 1 .15 ( 0 .22 ) 13 .9
40 .59 59,494 0 .95 0 .12 10 .5
6 .61 45,069 0 .96 ( 0 .32 ) 10 .1
( 22 .25 ) 48,916 0 .96 ( 0 .30 ) 14 .1
43 .61 81,569 0 .96 ( 0 .52 ) 12 .4
4 .82 71,485 0 .96 ( 0 .04 ) 13 .9
40 .75 281,715 0 .83 0 .24 10 .5
6 .74 219,018 0 .84 ( 0 .21 ) 10 .1
( 22 .16 ) 296,351 0 .84 ( 0 .17 ) 14 .1
43 .76 (b) 427,065 0 .84 ( 0 .40 ) 12 .4
4 .93 (b) 325,105 0 .84 0 .09 13 .9
41 .11 11,302,031 0 .59 0 .50 10 .5
7 .01 6,835,701 0 .60 (c) 0 .04 10 .1
( 21 .98 ) 5,989,509 0 .59 (c) 0 .09 14 .1
44 .13 5,220,374 0 .59 (c) ( 0 .15 ) 12 .4
5 .20 4,054,486 0 .60 (c) 0 .29 13 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(c) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Distributions from
Realized Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
MIDCAP GROWTH FUND
Class J shares
2024 $ 5 .46 ( $ 0 .02 ) $ 1 .72 $ 1 .70 $ – $ – $ 7 .16
2023 5 .77 ( 0 .02 ) ( 0 .29 ) ( 0 .31 ) – – 5 .46
2022 10 .74 ( 0 .03 ) ( 2 .79 ) ( 2 .82 ) ( 2 .15 ) ( 2 .15 ) 5 .77
2021 8 .39 ( 0 .03 ) 3 .63 3 .60 ( 1 .25 ) ( 1 .25 ) 10 .74
2020 6 .40 ( 0 .04 ) 2 .39 2 .35 ( 0 .36 ) ( 0 .36 ) 8 .39
Institutional shares
2024 8 .23 ( 0 .02 ) 2 .60 2 .58 – – 10 .81
2023 8 .69 ( 0 .01 ) ( 0 .45 ) ( 0 .46 ) – – 8 .23
2022 14 .99 ( 0 .03 ) ( 4 .12 ) ( 4 .15 ) ( 2 .15 ) ( 2 .15 ) 8 .69
2021 11 .30 ( 0 .03 ) 4 .97 4 .94 ( 1 .25 ) ( 1 .25 ) 14 .99
2020 8 .48 ( 0 .04 ) 3 .22 3 .18 ( 0 .36 ) ( 0 .36 ) 11 .30
R-1 shares
2024 5 .59 ( 0 .06 ) 1 .75 1 .69 – – 7 .28
2023 5 .94 ( 0 .06 ) ( 0 .29 ) ( 0 .35 ) – – 5 .59
2022 11 .05 ( 0 .08 ) ( 2 .88 ) ( 2 .96 ) ( 2 .15 ) ( 2 .15 ) 5 .94
2021 8 .66 ( 0 .10 ) 3 .74 3 .64 ( 1 .25 ) ( 1 .25 ) 11 .05
2020 6 .63 ( 0 .09 ) 2 .48 2 .39 ( 0 .36 ) ( 0 .36 ) 8 .66
R-3 shares
2024 7 .22 ( 0 .06 ) 2 .28 2 .22 – – 9 .44
2023 7 .66 ( 0 .05 ) ( 0 .39 ) ( 0 .44 ) – – 7 .22
2022 13 .55 ( 0 .07 ) ( 3 .67 ) ( 3 .74 ) ( 2 .15 ) ( 2 .15 ) 7 .66
2021 10 .35 ( 0 .09 ) 4 .54 4 .45 ( 1 .25 ) ( 1 .25 ) 13 .55
2020 7 .84 ( 0 .07 ) 2 .94 2 .87 ( 0 .36 ) ( 0 .36 ) 10 .35
R-4 shares
2024 7 .99 ( 0 .04 ) 2 .51 2 .47 – – 10 .46
2023 8 .45 ( 0 .04 ) ( 0 .42 ) ( 0 .46 ) – – 7 .99
2022 14 .68 ( 0 .06 ) ( 4 .02 ) ( 4 .08 ) ( 2 .15 ) ( 2 .15 ) 8 .45
2021 11 .12 ( 0 .07 ) 4 .88 4 .81 ( 1 .25 ) ( 1 .25 ) 14 .68
2020 8 .38 ( 0 .06 ) 3 .16 3 .10 ( 0 .36 ) ( 0 .36 ) 11 .12
R-5 shares
2024 8 .54 ( 0 .03 ) 2 .68 2 .65 – – 11 .19
2023 9 .02 ( 0 .03 ) ( 0 .45 ) ( 0 .48 ) – – 8 .54
2022 15 .50 ( 0 .05 ) ( 4 .28 ) ( 4 .33 ) ( 2 .15 ) ( 2 .15 ) 9 .02
2021 11 .67 ( 0 .05 ) 5 .13 5 .08 ( 1 .25 ) ( 1 .25 ) 15 .50
2020 8 .77 ( 0 .05 ) 3 .31 3 .26 ( 0 .36 ) ( 0 .36 ) 11 .67

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
30 .95% (b) ,(c) $ 78,956 0 .88% (d) 0 .89% (e) ( 0 .28 ) % 149 .5%
( 5 .37 ) (c) 70,897 0 .93 (d) 0 .95 (e) ( 0 .33 ) 181 .4
( 31 .59 ) (b) ,(c) 81,825 0 .90 (d) 0 .92 (e) ( 0 .42 ) 165 .5
45 .43 (b) ,(c) 131,086 0 .88 (d) 0 .90 (e) ( 0 .35 ) 114 .5
38 .55 (b) ,(c) 93,209 0 .93 (d) 0 .96 (e) ( 0 .56 ) 120 .6
31 .23 (b) 108,171 0 .75 (f) – ( 0 .16 ) 149 .5
( 5 .29 ) 98,232 0 .75 (f) – ( 0 .15 ) 181 .4
( 31 .50 ) (b) 125,149 0 .75 (f) – ( 0 .26 ) 165 .5
45 .74 (b) 149,191 0 .75 (f) – ( 0 .24 ) 114 .5
38 .77 58,852 0 .75 (f) – ( 0 .38 ) 120 .6
30 .05 (b) 849 1 .55 – ( 0 .95 ) 149 .5
( 5 .89 ) 777 1 .55 – ( 0 .95 ) 181 .4
( 32 .06 ) (b) 881 1 .54 – ( 1 .05 ) 165 .5
44 .57 (b) 1,740 1 .54 – ( 1 .02 ) 114 .5
37 .62 1,789 1 .55 – ( 1 .19 ) 120 .6
30 .61 (b) 14,421 1 .24 – ( 0 .64 ) 149 .5
( 5 .74 ) 15,596 1 .24 – ( 0 .64 ) 181 .4
( 31 .86 ) (b) 17,879 1 .23 – ( 0 .75 ) 165 .5
45 .01 (b) 22,672 1 .23 – ( 0 .72 ) 114 .5
38 .08 (b) 13,555 1 .24 – ( 0 .87 ) 120 .6
30 .79 (b) 5,070 1 .05 – ( 0 .45 ) 149 .5
( 5 .44 ) 4,295 1 .05 – ( 0 .45 ) 181 .4
( 31 .72 ) (b) 4,709 1 .04 – ( 0 .56 ) 165 .5
45 .27 (b) 6,759 1 .04 – ( 0 .52 ) 114 .5
38 .26 4,709 1 .05 – ( 0 .68 ) 120 .6
30 .91 (b) 4,771 0 .93 – ( 0 .33 ) 149 .5
( 5 .32 ) 4,137 0 .93 – ( 0 .33 ) 181 .4
( 31 .64 ) (b) 5,778 0 .92 – ( 0 .43 ) 165 .5
45 .47 (b) 25,223 0 .92 – ( 0 .39 ) 114 .5
38 .38 23,760 0 .93 – ( 0 .55 ) 120 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Distributions from
Realized Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
MIDCAP GROWTH FUND III
Class J shares
2024 $ 6 .97 ( $ 0 .03 ) $ 1 .72 $ 1 .69 ( $ 0 .81 ) ( $ 0 .81 ) $ 7 .85
2023 7 .29 ( 0 .03 ) ( 0 .10 ) ( 0 .13 ) ( 0 .19 ) ( 0 .19 ) 6 .97
2022 13 .69 ( 0 .05 ) ( 2 .92 ) ( 2 .97 ) ( 3 .43 ) ( 3 .43 ) 7 .29
2021 10 .46 ( 0 .09 ) 4 .12 4 .03 ( 0 .80 ) ( 0 .80 ) 13 .69
2020 9 .53 ( 0 .06 ) 1 .98 1 .92 ( 0 .99 ) ( 0 .99 ) 10 .46
Institutional shares
2024 10 .25 ( 0 .01 ) 2 .54 2 .53 ( 0 .81 ) ( 0 .81 ) 11 .97
2023 10 .59 ( 0 .01 ) ( 0 .14 ) ( 0 .15 ) ( 0 .19 ) ( 0 .19 ) 10 .25
2022 18 .18 ( 0 .04 ) ( 4 .12 ) ( 4 .16 ) ( 3 .43 ) ( 3 .43 ) 10 .59
2021 13 .63 ( 0 .08 ) 5 .43 5 .35 ( 0 .80 ) ( 0 .80 ) 18 .18
2020 12 .10 ( 0 .04 ) 2 .56 2 .52 ( 0 .99 ) ( 0 .99 ) 13 .63
R-1 shares
2024 6 .77 ( 0 .07 ) 1 .65 1 .58 ( 0 .81 ) ( 0 .81 ) 7 .54
2023 7 .12 ( 0 .07 ) ( 0 .09 ) ( 0 .16 ) ( 0 .19 ) ( 0 .19 ) 6 .77
2022 13 .51 ( 0 .10 ) ( 2 .86 ) ( 2 .96 ) ( 3 .43 ) ( 3 .43 ) 7 .12
2021 10 .39 ( 0 .17 ) 4 .09 3 .92 ( 0 .80 ) ( 0 .80 ) 13 .51
2020 9 .52 ( 0 .11 ) 1 .97 1 .86 ( 0 .99 ) ( 0 .99 ) 10 .39
R-3 shares
2024 8 .80 ( 0 .06 ) 2 .17 2 .11 ( 0 .81 ) ( 0 .81 ) 10 .10
2023 9 .17 ( 0 .06 ) ( 0 .12 ) ( 0 .18 ) ( 0 .19 ) ( 0 .19 ) 8 .80
2022 16 .30 ( 0 .10 ) ( 3 .60 ) ( 3 .70 ) ( 3 .43 ) ( 3 .43 ) 9 .17
2021 12 .36 ( 0 .16 ) 4 .90 4 .74 ( 0 .80 ) ( 0 .80 ) 16 .30
2020 11 .12 ( 0 .10 ) 2 .33 2 .23 ( 0 .99 ) ( 0 .99 ) 12 .36
R-4 shares
2024 9 .39 ( 0 .05 ) 2 .32 2 .27 ( 0 .81 ) ( 0 .81 ) 10 .85
2023 9 .75 ( 0 .05 ) ( 0 .12 ) ( 0 .17 ) ( 0 .19 ) ( 0 .19 ) 9 .39
2022 17 .08 ( 0 .09 ) ( 3 .81 ) ( 3 .90 ) ( 3 .43 ) ( 3 .43 ) 9 .75
2021 12 .90 ( 0 .14 ) 5 .12 4 .98 ( 0 .80 ) ( 0 .80 ) 17 .08
2020 11 .53 ( 0 .08 ) 2 .44 2 .36 ( 0 .99 ) ( 0 .99 ) 12 .90
R-5 shares
2024 10 .18 ( 0 .04 ) 2 .52 2 .48 ( 0 .81 ) ( 0 .81 ) 11 .85
2023 10 .54 ( 0 .04 ) ( 0 .13 ) ( 0 .17 ) ( 0 .19 ) ( 0 .19 ) 10 .18
2022 18 .15 ( 0 .08 ) ( 4 .10 ) ( 4 .18 ) ( 3 .43 ) ( 3 .43 ) 10 .54
2021 13 .65 ( 0 .12 ) 5 .42 5 .30 ( 0 .80 ) ( 0 .80 ) 18 .15
2020 12 .14 ( 0 .07 ) 2 .57 2 .50 ( 0 .99 ) ( 0 .99 ) 13 .65

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
25 .08% (b) $ 41,631 1 .04% (c) 1 .08% (d) ( 0 .33 ) % 54 .7%
( 1 .76 ) (b) 36,508 1 .13 (c) 1 .17 (d) ( 0 .42 ) 49 .4
( 27 .12 ) (b) 38,816 1 .14 (c) 1 .18 (d) ( 0 .65 ) 44 .0
39 .96 (b) 59,567 1 .12 (c) 1 .17 (d) ( 0 .77 ) 34 .3
21 .76 (b) 45,753 1 .19 (c) 1 .25 (d) ( 0 .65 ) 50 .7
25 .26 388,247 0 .80 (e) – ( 0 .07 ) 54 .7
( 1 .40 ) 1,033,488 0 .80 (e) – ( 0 .10 ) 49 .4
( 26 .94 ) 1,120,495 0 .85 (e) – ( 0 .35 ) 44 .0
40 .37 1,165,856 0 .86 (e) – ( 0 .50 ) 34 .3
22 .12 1,127,871 0 .87 (e) – ( 0 .33 ) 50 .7
24 .12 1,220 1 .68 (e) – ( 0 .97 ) 54 .7
( 2 .24 ) 1,071 1 .68 (e) – ( 0 .97 ) 49 .4
( 27 .51 ) 1,248 1 .73 (e) – ( 1 .24 ) 44 .0
39 .12 1,781 1 .74 (e) – ( 1 .38 ) 34 .3
21 .09 1,430 1 .75 (e) – ( 1 .21 ) 50 .7
24 .61 2,754 1 .37 (e) – ( 0 .66 ) 54 .7
( 1 .95 ) 2,698 1 .37 (e) – ( 0 .66 ) 49 .4
( 27 .30 ) 3,568 1 .42 (e) – ( 0 .93 ) 44 .0
39 .54 5,149 1 .43 (e) – ( 1 .09 ) 34 .3
21 .41 2,643 1 .44 (e) – ( 0 .89 ) 50 .7
24 .78 1,551 1 .18 (e) – ( 0 .48 ) 54 .7
( 1 .73 ) 1,374 1 .18 (e) – ( 0 .48 ) 49 .4
( 27 .21 ) 1,379 1 .23 (e) – ( 0 .75 ) 44 .0
39 .76 2,640 1 .24 (e) – ( 0 .89 ) 34 .3
21 .80 2,223 1 .25 (e) – ( 0 .69 ) 50 .7
24 .92 2,658 1 .06 (e) – ( 0 .34 ) 54 .7
( 1 .60 ) 2,945 1 .06 (e) – ( 0 .36 ) 49 .4
( 27 .13 ) 2,520 1 .11 (e) – ( 0 .61 ) 44 .0
39 .92 5,903 1 .12 (e) – ( 0 .76 ) 34 .3
21 .87 6,505 1 .13 (e) – ( 0 .59 ) 50 .7
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
MIDCAP S&P 400 INDEX FUND
Class J shares
2024 $ 18 .60 $ 0 .27 $ 5 .65 $ 5 .92 ( $ 0 .26 ) ( $ 0 .52 ) ( $ 0 .78 ) $ 23 .74
2023 20 .31 0 .24 ( 0 .52 ) ( 0 .28 ) ( 0 .24 ) ( 1 .19 ) ( 1 .43 ) 18 .60
2022 25 .15 0 .24 ( 3 .04 ) ( 2 .80 ) ( 0 .25 ) ( 1 .79 ) ( 2 .04 ) 20 .31
2021 18 .23 0 .26 8 .18 8 .44 ( 0 .21 ) ( 1 .31 ) ( 1 .52 ) 25 .15
2020 19 .65 0 .20 ( 0 .41 ) ( 0 .21 ) ( 0 .26 ) ( 0 .95 ) ( 1 .21 ) 18 .23
Institutional shares
2024 19 .39 0 .31 5 .90 6 .21 ( 0 .29 ) ( 0 .52 ) ( 0 .81 ) 24 .79
2023 21 .11 0 .28 ( 0 .54 ) ( 0 .26 ) ( 0 .27 ) ( 1 .19 ) ( 1 .46 ) 19 .39
2022 26 .06 0 .28 ( 3 .16 ) ( 2 .88 ) ( 0 .28 ) ( 1 .79 ) ( 2 .07 ) 21 .11
2021 18 .84 0 .31 8 .46 8 .77 ( 0 .24 ) ( 1 .31 ) ( 1 .55 ) 26 .06
2020 20 .28 0 .25 ( 0 .44 ) ( 0 .19 ) ( 0 .30 ) ( 0 .95 ) ( 1 .25 ) 18 .84
R-1 shares
2024 19 .10 0 .13 5 .82 5 .95 ( 0 .13 ) ( 0 .52 ) ( 0 .65 ) 24 .40
2023 20 .81 0 .12 ( 0 .53 ) ( 0 .41 ) ( 0 .11 ) ( 1 .19 ) ( 1 .30 ) 19 .10
2022 25 .71 0 .10 ( 3 .12 ) ( 3 .02 ) ( 0 .09 ) ( 1 .79 ) ( 1 .88 ) 20 .81
2021 18 .62 0 .11 8 .37 8 .48 ( 0 .08 ) ( 1 .31 ) ( 1 .39 ) 25 .71
2020 19 .99 0 .10 ( 0 .44 ) ( 0 .34 ) ( 0 .08 ) ( 0 .95 ) ( 1 .03 ) 18 .62
R-3 shares
2024 19 .86 0 .21 6 .03 6 .24 ( 0 .18 ) ( 0 .52 ) ( 0 .70 ) 25 .40
2023 21 .57 0 .19 ( 0 .54 ) ( 0 .35 ) ( 0 .17 ) ( 1 .19 ) ( 1 .36 ) 19 .86
2022 26 .57 0 .18 ( 3 .24 ) ( 3 .06 ) ( 0 .15 ) ( 1 .79 ) ( 1 .94 ) 21 .57
2021 19 .19 0 .19 8 .64 8 .83 ( 0 .14 ) ( 1 .31 ) ( 1 .45 ) 26 .57
2020 20 .63 0 .16 ( 0 .46 ) ( 0 .30 ) ( 0 .19 ) ( 0 .95 ) ( 1 .14 ) 19 .19
R-4 shares
2024 19 .98 0 .25 6 .08 6 .33 ( 0 .22 ) ( 0 .52 ) ( 0 .74 ) 25 .57
2023 21 .70 0 .23 ( 0 .55 ) ( 0 .32 ) ( 0 .21 ) ( 1 .19 ) ( 1 .40 ) 19 .98
2022 26 .72 0 .22 ( 3 .25 ) ( 3 .03 ) ( 0 .20 ) ( 1 .79 ) ( 1 .99 ) 21 .70
2021 19 .29 0 .23 8 .68 8 .91 ( 0 .17 ) ( 1 .31 ) ( 1 .48 ) 26 .72
2020 20 .73 0 .19 ( 0 .45 ) ( 0 .26 ) ( 0 .23 ) ( 0 .95 ) ( 1 .18 ) 19 .29
R-5 shares
2024 20 .22 0 .28 6 .17 6 .45 ( 0 .25 ) ( 0 .52 ) ( 0 .77 ) 25 .90
2023 21 .95 0 .26 ( 0 .57 ) ( 0 .31 ) ( 0 .23 ) ( 1 .19 ) ( 1 .42 ) 20 .22
2022 27 .00 0 .25 ( 3 .28 ) ( 3 .03 ) ( 0 .23 ) ( 1 .79 ) ( 2 .02 ) 21 .95
2021 19 .48 0 .27 8 .76 9 .03 ( 0 .20 ) ( 1 .31 ) ( 1 .51 ) 27 .00
2020 20 .91 0 .22 ( 0 .45 ) ( 0 .23 ) ( 0 .25 ) ( 0 .95 ) ( 1 .20 ) 19 .48
R-6 shares
2024 19 .39 0 .33 5 .89 6 .22 ( 0 .31 ) ( 0 .52 ) ( 0 .83 ) 24 .78
2023 21 .11 0 .30 ( 0 .54 ) ( 0 .24 ) ( 0 .29 ) ( 1 .19 ) ( 1 .48 ) 19 .39
2022 26 .05 0 .30 ( 3 .15 ) ( 2 .85 ) ( 0 .30 ) ( 1 .79 ) ( 2 .09 ) 21 .11
2021 18 .83 0 .32 8 .46 8 .78 ( 0 .25 ) ( 1 .31 ) ( 1 .56 ) 26 .05
2020 20 .27 0 .25 ( 0 .43 ) ( 0 .18 ) ( 0 .31 ) ( 0 .95 ) ( 1 .26 ) 18 .83

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
32 .43% (b) $ 153,543 0 .36% (c) 0 .38% (d) 1 .23% 19 .9%
( 1 .41 ) (b) 122,039 0 .40 (c) 0 .42 (d) 1 .21 20 .4
( 11 .85 ) (b) 127,212 0 .39 (c) 0 .41 (d) 1 .12 20 .9
48 .22 (b) 151,143 0 .39 (c) 0 .41 (d) 1 .11 19 .2
( 1 .47 ) (b) 104,139 0 .41 (c) 0 .44 (d) 1 .15 23 .6
32 .61 213,290 0 .25 – 1 .35 19 .9
( 1 .25 ) 183,105 0 .25 – 1 .36 20 .4
( 11 .73 ) 188,790 0 .23 – 1 .27 20 .9
48 .45 251,222 0 .22 – 1 .27 19 .2
( 1 .35 ) 187,318 0 .23 (e) – 1 .34 23 .6
31 .61 5,541 1 .04 – 0 .57 19 .9
( 2 .06 ) 5,151 1 .04 – 0 .57 20 .4
( 12 .45 ) (f) 5,539 1 .04 – 0 .47 20 .9
47 .28 (f) 6,584 1 .04 – 0 .45 19 .2
( 2 .07 ) 5,032 1 .04 – 0 .52 23 .6
31 .92 66,175 0 .73 – 0 .87 19 .9
( 1 .70 ) 59,228 0 .73 – 0 .88 20 .4
( 12 .15 ) 67,797 0 .73 – 0 .77 20 .9
47 .71 88,428 0 .73 – 0 .76 19 .2
( 1 .83 ) 64,732 0 .73 – 0 .83 23 .6
32 .22 42,213 0 .54 – 1 .06 19 .9
( 1 .54 ) 37,056 0 .54 – 1 .07 20 .4
( 12 .00 ) 42,003 0 .54 – 0 .97 20 .9
47 .98 53,233 0 .54 – 0 .95 19 .2
( 1 .62 ) 43,726 0 .54 – 1 .02 23 .6
32 .42 90,491 0 .42 – 1 .18 19 .9
( 1 .45 ) 76,662 0 .42 – 1 .19 20 .4
( 11 .87 ) 95,818 0 .42 – 1 .08 20 .9
48 .14 122,169 0 .42 – 1 .08 19 .2
( 1 .46 ) 102,868 0 .42 – 1 .14 23 .6
32 .67 701,967 0 .16 – 1 .45 19 .9
( 1 .18 ) 740,171 0 .16 – 1 .44 20 .4
( 11 .64 ) 712,153 0 .16 (e) – 1 .36 20 .9
48 .58 740,456 0 .16 (e) – 1 .34 19 .2
( 1 .28 ) 479,248 0 .16 (e) – 1 .38 23 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
MIDCAP VALUE FUND I
Class A shares
2024 $ 14 .89 $ 0 .14 $ 4 .06 $ 4 .20 ( $ 0 .15 ) ( $ 0 .54 ) ( $ 0 .69 ) $ 18 .40
2023 16 .23 0 .15 ( 0 .45 ) ( 0 .30 ) ( 0 .16 ) ( 0 .88 ) ( 1 .04 ) 14 .89
2022 18 .93 0 .18 ( 0 .92 ) ( 0 .74 ) ( 0 .16 ) ( 1 .80 ) ( 1 .96 ) 16 .23
2021 12 .76 0 .16 6 .14 6 .30 ( 0 .13 ) – ( 0 .13 ) 18 .93
2020 14 .27 0 .12 ( 0 .95 ) ( 0 .83 ) ( 0 .11 ) ( 0 .57 ) ( 0 .68 ) 12 .76
Class J shares
2024 14 .72 0 .18 4 .02 4 .20 ( 0 .19 ) ( 0 .54 ) ( 0 .73 ) 18 .19
2023 16 .06 0 .18 ( 0 .45 ) ( 0 .27 ) ( 0 .19 ) ( 0 .88 ) ( 1 .07 ) 14 .72
2022 18 .74 0 .21 ( 0 .90 ) ( 0 .69 ) ( 0 .19 ) ( 1 .80 ) ( 1 .99 ) 16 .06
2021 12 .65 0 .19 6 .08 6 .27 ( 0 .18 ) – ( 0 .18 ) 18 .74
2020 14 .13 0 .16 ( 0 .94 ) ( 0 .78 ) ( 0 .13 ) ( 0 .57 ) ( 0 .70 ) 12 .65
Institutional shares
2024 14 .95 0 .21 4 .08 4 .29 ( 0 .22 ) ( 0 .54 ) ( 0 .76 ) 18 .48
2023 16 .29 0 .22 ( 0 .46 ) ( 0 .24 ) ( 0 .22 ) ( 0 .88 ) ( 1 .10 ) 14 .95
2022 18 .98 0 .25 ( 0 .93 ) ( 0 .68 ) ( 0 .21 ) ( 1 .80 ) ( 2 .01 ) 16 .29
2021 12 .81 0 .22 6 .16 6 .38 ( 0 .21 ) – ( 0 .21 ) 18 .98
2020 14 .30 0 .19 ( 0 .95 ) ( 0 .76 ) ( 0 .16 ) ( 0 .57 ) ( 0 .73 ) 12 .81
R-1 shares
2024 14 .07 0 .06 3 .84 3 .90 ( 0 .09 ) ( 0 .54 ) ( 0 .63 ) 17 .34
2023 15 .39 0 .08 ( 0 .42 ) ( 0 .34 ) ( 0 .10 ) ( 0 .88 ) ( 0 .98 ) 14 .07
2022 18 .04 0 .10 ( 0 .87 ) ( 0 .77 ) ( 0 .08 ) ( 1 .80 ) ( 1 .88 ) 15 .39
2021 12 .20 0 .08 5 .86 5 .94 ( 0 .10 ) – ( 0 .10 ) 18 .04
2020 13 .63 0 .09 ( 0 .92 ) ( 0 .83 ) ( 0 .03 ) ( 0 .57 ) ( 0 .60 ) 12 .20

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
28 .83% (b) $ 47,518 1 .05% (c) – % 0 .83% 55 .3%
( 2 .02 ) (b) 40,844 1 .12 (c) – 0 .93 49 .9
( 4 .18 ) (b) 46,917 1 .09 (c) – 1 .06 51 .1
49 .69 (b) 42,833 1 .10 (c) – 0 .90 53 .5
( 6 .32 ) (b) 23,187 1 .27 (c) – 0 .94 65 .9
29 .20 (b) 188,451 0 .84 (d) 0 .88 (e) 1 .04 55 .3
( 1 .85 ) (b) 162,873 0 .90 (d) 0 .94 (e) 1 .16 49 .9
( 3 .97 ) (b) 180,636 0 .88 (d) 0 .92 (e) 1 .27 51 .1
49 .98 (b) 190,633 0 .89 (d) 0 .93 (e) 1 .11 53 .5
( 6 .00 ) (b) 129,288 0 .94 (d) 0 .99 (e) 1 .28 65 .9
29 .40 1,282,618 0 .69 (c) – 1 .20 55 .3
( 1 .64 ) 1,076,199 0 .69 (c) – 1 .36 49 .9
( 3 .82 ) 1,106,800 0 .69 (c) – 1 .49 51 .1
50 .23 349,246 0 .72 (c) – 1 .29 53 .5
( 5 .82 ) 233,785 0 .72 (c) – 1 .49 65 .9
28 .32 2,160 1 .50 (c) – 0 .39 55 .3
( 2 .40 ) 2,058 1 .50 (c) – 0 .56 49 .9
( 4 .62 ) (f) 2,503 1 .50 (c) – 0 .65 51 .1
49 .03 (f) 2,687 1 .51 (c) – 0 .51 53 .5
( 6 .53 ) 2,079 1 .51 (c) – 0 .70 65 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
MIDCAP VALUE FUND I
R-3 shares
2024 $ 14 .65 $ 0 .12 $ 3 .99 $ 4 .11 ( $ 0 .14 ) ( $ 0 .54 ) ( $ 0 .68 ) $ 18 .08
2023 15 .98 0 .13 ( 0 .44 ) ( 0 .31 ) ( 0 .14 ) ( 0 .88 ) ( 1 .02 ) 14 .65
2022 18 .65 0 .16 ( 0 .90 ) ( 0 .74 ) ( 0 .13 ) ( 1 .80 ) ( 1 .93 ) 15 .98
2021 12 .60 0 .14 6 .05 6 .19 ( 0 .14 ) – ( 0 .14 ) 18 .65
2020 14 .08 0 .13 ( 0 .94 ) ( 0 .81 ) ( 0 .10 ) ( 0 .57 ) ( 0 .67 ) 12 .60
R-4 shares
2024 14 .71 0 .15 4 .01 4 .16 ( 0 .16 ) ( 0 .54 ) ( 0 .70 ) 18 .17
2023 16 .04 0 .16 ( 0 .44 ) ( 0 .28 ) ( 0 .17 ) ( 0 .88 ) ( 1 .05 ) 14 .71
2022 18 .72 0 .19 ( 0 .91 ) ( 0 .72 ) ( 0 .16 ) ( 1 .80 ) ( 1 .96 ) 16 .04
2021 12 .64 0 .17 6 .08 6 .25 ( 0 .17 ) – ( 0 .17 ) 18 .72
2020 14 .12 0 .15 ( 0 .93 ) ( 0 .78 ) ( 0 .13 ) ( 0 .57 ) ( 0 .70 ) 12 .64
R-5 shares
2024 14 .82 0 .17 4 .05 4 .22 ( 0 .19 ) ( 0 .54 ) ( 0 .73 ) 18 .31
2023 16 .16 0 .18 ( 0 .45 ) ( 0 .27 ) ( 0 .19 ) ( 0 .88 ) ( 1 .07 ) 14 .82
2022 18 .85 0 .21 ( 0 .91 ) ( 0 .70 ) ( 0 .19 ) ( 1 .80 ) ( 1 .99 ) 16 .16
2021 12 .72 0 .19 6 .12 6 .31 ( 0 .18 ) – ( 0 .18 ) 18 .85
2020 14 .20 0 .17 ( 0 .94 ) ( 0 .77 ) ( 0 .14 ) ( 0 .57 ) ( 0 .71 ) 12 .72
R-6 shares
2024 15 .00 0 .22 4 .08 4 .30 ( 0 .23 ) ( 0 .54 ) ( 0 .77 ) 18 .53
2023 16 .33 0 .23 ( 0 .45 ) ( 0 .22 ) ( 0 .23 ) ( 0 .88 ) ( 1 .11 ) 15 .00
2022 19 .02 0 .26 ( 0 .92 ) ( 0 .66 ) ( 0 .23 ) ( 1 .80 ) ( 2 .03 ) 16 .33
2021 12 .84 0 .24 6 .16 6 .40 ( 0 .22 ) – ( 0 .22 ) 19 .02
2020 14 .33 0 .20 ( 0 .95 ) ( 0 .75 ) ( 0 .17 ) ( 0 .57 ) ( 0 .74 ) 12 .84

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
28 .68% $ 11,020 1 .19% (b) 0 .69% 55 .3%
( 2 .12 ) 10,065 1 .19 (b) 0 .86 49 .9
( 4 .26 ) 11,582 1 .19 (b) 0 .95 51 .1
49 .47 13,975 1 .20 (b) 0 .81 53 .5
( 6 .24 ) 10,736 1 .20 (b) 1 .01 65 .9
28 .99 7,743 1 .00 (b) 0 .89 55 .3
( 1 .94 ) 7,946 1 .00 (b) 1 .05 49 .9
( 4 .11 ) 9,611 1 .00 (b) 1 .15 51 .1
49 .77 12,292 1 .01 (b) 1 .00 53 .5
( 6 .04 ) 9,285 1 .01 (b) 1 .21 65 .9
29 .14 29,770 0 .88 (b) 1 .01 55 .3
( 1 .82 ) 28,298 0 .88 (b) 1 .17 49 .9
( 4 .00 ) 28,272 0 .88 (b) 1 .27 51 .1
50 .02 29,746 0 .89 (b) 1 .12 53 .5
( 5 .96 ) 21,576 0 .89 (b) 1 .33 65 .9
29 .39 1,271,063 0 .63 (b) 1 .28 55 .3
( 1 .51 ) 2,089,882 0 .62 (b) 1 .43 49 .9
( 3 .78 ) (c) 2,249,267 0 .62 (b) 1 .53 51 .1
50 .41 (c) 2,312,305 0 .63 (b) 1 .38 53 .5
( 5 .73 ) 1,696,270 0 .64 (b) 1 .58 65 .9
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of Period
Net Investment
Income (Loss)(a)
Total From
Investment
Operations
Dividends from Net
Investment Income
Total Dividends and
Distributions
Net Asset Value, End
of Period
MONEY MARKET FUND
Class A shares
2024 $ 1 .00 $ 0 .05 $ 0 .05 ( $ 0 .05 ) ( $ 0 .05 ) $ 1 .00
2023 1 .00 0 .04 0 .04 ( 0 .04 ) ( 0 .04 ) 1 .00
2022 1 .00 0 .01 0 .01 ( 0 .01 ) ( 0 .01 ) 1 .00
2021 1 .00 – – – – 1 .00
2020 1 .00 0 .01 0 .01 ( 0 .01 ) ( 0 .01 ) 1 .00
Class J shares
2024 1 .00 0 .05 0 .05 ( 0 .05 ) ( 0 .05 ) 1 .00
2023 1 .00 0 .04 0 .04 ( 0 .04 ) ( 0 .04 ) 1 .00
2022 1 .00 0 .01 0 .01 ( 0 .01 ) ( 0 .01 ) 1 .00
2021 1 .00 – – – – 1 .00
2020 1 .00 0 .01 0 .01 ( 0 .01 ) ( 0 .01 ) 1 .00

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment Income
to Average Net Assets
5 .08% (b) $ 348,944 0 .47% (c) 0 .47% (d) 4 .96%
4 .53 (b) 341,831 0 .49 (c) 0 .49 (d) 4 .43
0 .63 (b) 352,832 0 .50 (c) 0 .54 (d) 0 .67
0 .00 (b) 293,949 0 .12 (c) 0 .55 (d) 0 .00
0 .61 (b) 342,008 0 .39 (c) 0 .53 (d) 0 .54
5 .12 (b) 700,884 0 .43 (e) 0 .58 (f) 5 .00
4 .58 (b) 654,501 0 .45 (e) 0 .60 (f) 4 .48
0 .64 (b) 625,829 0 .49 (e) 0 .64 (f) 0 .76
0 .00 (b) 411,033 0 .12 (e) 0 .66 (f) 0 .00
0 .58 (b) 455,689 0 .41 (e) 0 .68 (f) 0 .49
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual and/or voluntary expense limit.
(d) Excludes expense reimbursement from Manager.
(e) Reflects Manager's contractual and voluntary expense limit and/or Distributor's contractual distribution fee limit.
(f) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
OVERSEAS FUND
Institutional shares
2024 $ 10 .03 $ 0 .31 $ 1 .48 $ 1 .79 ( $ 0 .30 ) ( $ 0 .37 ) ( $ 0 .67 ) $ 11 .15
2023 8 .90 0 .30 1 .59 1 .89 ( 0 .23 ) ( 0 .53 ) ( 0 .76 ) 10 .03
2022 11 .44 0 .26 ( 1 .98 ) ( 1 .72 ) ( 0 .28 ) ( 0 .54 ) ( 0 .82 ) 8 .90
2021 8 .12 0 .20 3 .31 3 .51 ( 0 .19 ) – ( 0 .19 ) 11 .44
2020 9 .69 0 .18 ( 1 .44 ) ( 1 .26 ) ( 0 .31 ) – ( 0 .31 ) 8 .12
R-3 shares
2024 9 .88 0 .25 1 .46 1 .71 ( 0 .25 ) ( 0 .37 ) ( 0 .62 ) 10 .97
2023 8 .78 0 .24 1 .57 1 .81 ( 0 .18 ) ( 0 .53 ) ( 0 .71 ) 9 .88
2022 11 .30 0 .20 ( 1 .96 ) ( 1 .76 ) ( 0 .22 ) ( 0 .54 ) ( 0 .76 ) 8 .78
2021 8 .02 0 .14 3 .27 3 .41 ( 0 .13 ) – ( 0 .13 ) 11 .30
2020 9 .58 0 .13 ( 1 .43 ) ( 1 .30 ) ( 0 .26 ) – ( 0 .26 ) 8 .02
R-4 shares
2024 9 .95 0 .26 1 .48 1 .74 ( 0 .27 ) ( 0 .37 ) ( 0 .64 ) 11 .05
2023 8 .84 0 .26 1 .58 1 .84 ( 0 .20 ) ( 0 .53 ) ( 0 .73 ) 9 .95
2022 11 .36 0 .23 ( 1 .98 ) ( 1 .75 ) ( 0 .23 ) ( 0 .54 ) ( 0 .77 ) 8 .84
2021 8 .07 0 .16 3 .29 3 .45 ( 0 .16 ) – ( 0 .16 ) 11 .36
2020 9 .64 0 .15 ( 1 .45 ) ( 1 .30 ) ( 0 .27 ) – ( 0 .27 ) 8 .07

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
18 .27% $ 1,157,795 0 .90% (b) 2 .83% 48 .0%
22 .01 2,143,073 0 .97 (b) 2 .86 59 .3
( 16 .05 ) 1,703,672 0 .97 (b) 2 .56 62 .2
43 .48 2,927,281 0 .94 (b) 1 .79 54 .8
( 13 .63 ) 2,314,374 0 .96 (b) 2 .07 79 .6
17 .68 271 1 .45 (b) 2 .37 48 .0
21 .27 717 1 .52 (b) 2 .31 59 .3
( 16 .52 ) 464 1 .52 (b) 2 .01 62 .2
42 .73 604 1 .49 (b) 1 .29 54 .8
( 14 .13 ) 407 1 .51 (b) 1 .52 79 .6
17 .86 1,008 1 .26 (b) 2 .43 48 .0
21 .52 859 1 .33 (b) 2 .54 59 .3
( 16 .30 ) 545 1 .33 (b) 2 .27 62 .2
42 .95 608 1 .30 (b) 1 .44 54 .8
( 13 .99 ) 481 1 .32 (b) 1 .70 79 .6
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL CAPITAL APPRECIATION FUND
Class A shares
2024 $ 58 .41 $ 0 .44 $ 22 .33 $ 22 .77 ( $ 0 .47 ) $ – ( $ 0 .47 ) $ 80 .71
2023 53 .59 0 .44 4 .75 5 .19 ( 0 .37 ) – ( 0 .37 ) 58 .41
2022 68 .28 0 .38 ( 8 .95 ) ( 8 .57 ) ( 0 .27 ) ( 5 .85 ) ( 6 .12 ) 53 .59
2021 51 .30 0 .36 19 .57 19 .93 ( 0 .43 ) ( 2 .52 ) ( 2 .95 ) 68 .28
2020 50 .56 0 .42 4 .45 4 .87 ( 0 .46 ) ( 3 .67 ) ( 4 .13 ) 51 .30
Institutional shares
2024 60 .69 0 .67 23 .19 23 .86 ( 0 .66 ) – ( 0 .66 ) 83 .89
2023 55 .67 0 .64 4 .93 5 .57 ( 0 .55 ) – ( 0 .55 ) 60 .69
2022 70 .67 0 .57 ( 9 .26 ) ( 8 .69 ) ( 0 .46 ) ( 5 .85 ) ( 6 .31 ) 55 .67
2021 53 .00 0 .57 20 .22 20 .79 ( 0 .60 ) ( 2 .52 ) ( 3 .12 ) 70 .67
2020 52 .09 0 .61 4 .60 5 .21 ( 0 .63 ) ( 3 .67 ) ( 4 .30 ) 53 .00
R-1 shares
2024 58 .15 0 .02 22 .27 22 .29 ( 0 .09 ) – ( 0 .09 ) 80 .35
2023 53 .35 0 .14 4 .75 4 .89 ( 0 .09 ) – ( 0 .09 ) 58 .15
2022 68 .09 0 .06 ( 8 .95 ) ( 8 .89 ) – ( 5 .85 ) ( 5 .85 ) 53 .35
2021 51 .14 0 .04 19 .53 19 .57 ( 0 .10 ) ( 2 .52 ) ( 2 .62 ) 68 .09
2020 50 .41 0 .16 4 .43 4 .59 ( 0 .19 ) ( 3 .67 ) ( 3 .86 ) 51 .14
R-3 shares
2024 58 .45 0 .24 22 .36 22 .60 ( 0 .37 ) – ( 0 .37 ) 80 .68
2023 53 .61 0 .30 4 .77 5 .07 ( 0 .23 ) – ( 0 .23 ) 58 .45
2022 68 .37 0 .24 ( 8 .98 ) ( 8 .74 ) ( 0 .17 ) ( 5 .85 ) ( 6 .02 ) 53 .61
2021 51 .37 0 .21 19 .62 19 .83 ( 0 .31 ) ( 2 .52 ) ( 2 .83 ) 68 .37
2020 50 .62 0 .31 4 .45 4 .76 ( 0 .34 ) ( 3 .67 ) ( 4 .01 ) 51 .37
R-4 shares
2024 59 .41 0 .39 22 .73 23 .12 ( 0 .45 ) – ( 0 .45 ) 82 .08
2023 54 .49 0 .42 4 .84 5 .26 ( 0 .34 ) – ( 0 .34 ) 59 .41
2022 69 .31 0 .36 ( 9 .11 ) ( 8 .75 ) ( 0 .22 ) ( 5 .85 ) ( 6 .07 ) 54 .49
2021 52 .03 0 .36 19 .84 20 .20 ( 0 .40 ) ( 2 .52 ) ( 2 .92 ) 69 .31
2020 51 .23 0 .41 4 .51 4 .92 ( 0 .45 ) ( 3 .67 ) ( 4 .12 ) 52 .03
R-5 shares
2024 59 .83 0 .50 22 .86 23 .36 ( 0 .51 ) – ( 0 .51 ) 82 .68
2023 54 .88 0 .49 4 .87 5 .36 ( 0 .41 ) – ( 0 .41 ) 59 .83
2022 69 .77 0 .43 ( 9 .17 ) ( 8 .74 ) ( 0 .30 ) ( 5 .85 ) ( 6 .15 ) 54 .88
2021 52 .35 0 .42 19 .98 20 .40 ( 0 .46 ) ( 2 .52 ) ( 2 .98 ) 69 .77
2020 51 .51 0 .47 4 .54 5 .01 ( 0 .50 ) ( 3 .67 ) ( 4 .17 ) 52 .35

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
39 .15% (b) $ 1,405,974 0 .74% 0 .60% 41 .4%
9 .75 (b) 1,085,264 0 .78 0 .76 48 .2
( 13 .77 ) (b) ,(c) 1,037,510 0 .77 0 .66 49 .5
40 .26 (b) ,(c) 1,288,915 0 .80 0 .59 29 .9
10 .04 (b) ,(c) 987,963 0 .83 0 .86 35 .4
39 .55 3,171,457 0 .45 0 .88 41 .4
10 .12 2,351,308 0 .46 1 .07 48 .2
( 13 .51 ) (c) 2,022,614 0 .46 0 .97 49 .5
40 .71 (c) 961,957 0 .49 (d) 0 .90 29 .9
10 .42 717,175 0 .47 (d) 1 .21 35 .4
38 .36 1,360 1 .30 0 .03 41 .4
9 .18 1,095 1 .32 0 .24 48 .2
( 14 .25 ) (c) 1,343 1 .32 0 .11 49 .5
39 .51 (c) 1,653 1 .35 0 .06 29 .9
9 .44 1,653 1 .37 0 .33 35 .4
38 .81 41,756 0 .99 0 .32 41 .4
9 .51 24,142 1 .01 0 .52 48 .2
( 13 .98 ) 19,275 1 .01 0 .42 49 .5
39 .94 20,459 1 .04 0 .35 29 .9
9 .76 14,150 1 .06 0 .64 35 .4
39 .07 13,666 0 .80 0 .52 41 .4
9 .71 9,048 0 .82 0 .71 48 .2
( 13 .83 ) (c) 8,365 0 .82 0 .61 49 .5
40 .22 (c) 10,333 0 .85 0 .59 29 .9
9 .98 13,402 0 .87 0 .84 35 .4
39 .24 35,981 0 .68 0 .66 41 .4
9 .85 31,171 0 .70 0 .83 48 .2
( 13 .72 ) 27,542 0 .70 0 .73 49 .5
40 .37 33,672 0 .73 0 .68 29 .9
10 .11 32,567 0 .75 0 .95 35 .4
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(d) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2015 FUND
Institutional shares
2024 $ 7 .96 $ 0 .27 $ 1 .05 $ 1 .32 ( $ 0 .25 ) ( $ 0 .14 ) ( $ 0 .39 ) $ 8 .89
2023 8 .28 0 .24 0 .07 0 .31 ( 0 .22 ) ( 0 .41 ) ( 0 .63 ) 7 .96
2022 10 .57 0 .29 ( 1 .78 ) ( 1 .49 ) ( 0 .26 ) ( 0 .54 ) ( 0 .80 ) 8 .28
2021 9 .66 0 .20 1 .26 1 .46 ( 0 .20 ) ( 0 .35 ) ( 0 .55 ) 10 .57
2020 10 .26 0 .22 0 .37 0 .59 ( 0 .23 ) ( 0 .96 ) ( 1 .19 ) 9 .66
R-1 shares
2024 7 .67 0 .19 1 .02 1 .21 ( 0 .17 ) ( 0 .14 ) ( 0 .31 ) 8 .57
2023 8 .00 0 .17 0 .06 0 .23 ( 0 .15 ) ( 0 .41 ) ( 0 .56 ) 7 .67
2022 10 .22 0 .20 ( 1 .72 ) ( 1 .52 ) ( 0 .16 ) ( 0 .54 ) ( 0 .70 ) 8 .00
2021 9 .35 0 .10 1 .23 1 .33 ( 0 .11 ) ( 0 .35 ) ( 0 .46 ) 10 .22
2020 9 .97 0 .14 0 .35 0 .49 ( 0 .15 ) ( 0 .96 ) ( 1 .11 ) 9 .35
R-3 shares
2024 7 .70 0 .21 1 .02 1 .23 ( 0 .20 ) ( 0 .14 ) ( 0 .34 ) 8 .59
2023 8 .02 0 .19 0 .07 0 .26 ( 0 .17 ) ( 0 .41 ) ( 0 .58 ) 7 .70
2022 10 .25 0 .23 ( 1 .72 ) ( 1 .49 ) ( 0 .20 ) ( 0 .54 ) ( 0 .74 ) 8 .02
2021 9 .38 0 .14 1 .22 1 .36 ( 0 .14 ) ( 0 .35 ) ( 0 .49 ) 10 .25
2020 10 .00 0 .16 0 .36 0 .52 ( 0 .18 ) ( 0 .96 ) ( 1 .14 ) 9 .38
R-4 shares
2024 7 .79 0 .23 1 .04 1 .27 ( 0 .22 ) ( 0 .14 ) ( 0 .36 ) 8 .70
2023 8 .11 0 .21 0 .06 0 .27 ( 0 .18 ) ( 0 .41 ) ( 0 .59 ) 7 .79
2022 10 .37 0 .25 ( 1 .75 ) ( 1 .50 ) ( 0 .22 ) ( 0 .54 ) ( 0 .76 ) 8 .11
2021 9 .48 0 .16 1 .24 1 .40 ( 0 .16 ) ( 0 .35 ) ( 0 .51 ) 10 .37
2020 10 .10 0 .19 0 .35 0 .54 ( 0 .20 ) ( 0 .96 ) ( 1 .16 ) 9 .48
R-5 shares
2024 7 .80 0 .25 1 .03 1 .28 ( 0 .23 ) ( 0 .14 ) ( 0 .37 ) 8 .71
2023 8 .13 0 .22 0 .06 0 .28 ( 0 .20 ) ( 0 .41 ) ( 0 .61 ) 7 .80
2022 10 .39 0 .27 ( 1 .76 ) ( 1 .49 ) ( 0 .23 ) ( 0 .54 ) ( 0 .77 ) 8 .13
2021 9 .50 0 .17 1 .24 1 .41 ( 0 .17 ) ( 0 .35 ) ( 0 .52 ) 10 .39
2020 10 .11 0 .19 0 .36 0 .55 ( 0 .20 ) ( 0 .96 ) ( 1 .16 ) 9 .50

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
17 .00% $ 198,424 0 .02% 3 .13% 30 .8%
3 .80 204,780 0 .02 2 .98 14 .5
( 15 .15 ) 223,930 0 .02 3 .16 29 .2
15 .48 304,277 0 .02 1 .91 28 .3
6 .20 273,028 0 .02 2 .30 31 .2
16 .04 1,555 0 .89 2 .23 30 .8
2 .83 1,379 0 .89 2 .17 14 .5
( 15 .90 ) (b) 2,042 0 .89 2 .29 29 .2
14 .62 (b) 2,611 0 .89 1 .06 28 .3
5 .21 3,288 0 .89 1 .49 31 .2
16 .35 14,578 0 .58 2 .57 30 .8
3 .21 16,887 0 .58 2 .41 14 .5
( 15 .57 ) 19,212 0 .58 2 .64 29 .2
14 .85 28,808 0 .58 1 .38 28 .3
5 .52 31,339 0 .58 1 .76 31 .2
16 .69 8,546 0 .39 2 .71 30 .8
3 .41 7,157 0 .39 2 .64 14 .5
( 15 .51 ) 7,376 0 .39 2 .82 29 .2
15 .11 12,547 0 .39 1 .58 28 .3
5 .69 14,286 0 .39 2 .03 31 .2
16 .80 13,193 0 .27 2 .94 30 .8
3 .44 17,102 0 .27 2 .74 14 .5
( 15 .35 ) 18,499 0 .27 2 .97 29 .2
15 .25 26,565 0 .27 1 .67 28 .3
5 .86 28,376 0 .27 2 .08 31 .2
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2020 FUND
Class A shares
2024 $ 11 .52 $ 0 .33 $ 1 .72 $ 2 .05 ( $ 0 .30 ) ( $ 0 .27 ) ( $ 0 .57 ) $ 13 .00
2023 12 .14 0 .29 0 .14 0 .43 ( 0 .25 ) ( 0 .80 ) ( 1 .05 ) 11 .52
2022 15 .80 0 .38 ( 2 .74 ) ( 2 .36 ) ( 0 .33 ) ( 0 .97 ) ( 1 .30 ) 12 .14
2021 14 .07 0 .23 2 .30 2 .53 ( 0 .23 ) ( 0 .57 ) ( 0 .80 ) 15 .80
2020 14 .43 0 .26 0 .52 0 .78 ( 0 .27 ) ( 0 .87 ) ( 1 .14 ) 14 .07
Class J shares
2024 11 .33 0 .35 1 .70 2 .05 ( 0 .33 ) ( 0 .27 ) ( 0 .60 ) 12 .78
2023 11 .96 0 .31 0 .14 0 .45 ( 0 .28 ) ( 0 .80 ) ( 1 .08 ) 11 .33
2022 15 .59 0 .41 ( 2 .72 ) ( 2 .31 ) ( 0 .35 ) ( 0 .97 ) ( 1 .32 ) 11 .96
2021 13 .89 0 .25 2 .28 2 .53 ( 0 .26 ) ( 0 .57 ) ( 0 .83 ) 15 .59
2020 14 .26 0 .29 0 .50 0 .79 ( 0 .29 ) ( 0 .87 ) ( 1 .16 ) 13 .89
Institutional shares
2024 11 .43 0 .37 1 .71 2 .08 ( 0 .35 ) ( 0 .27 ) ( 0 .62 ) 12 .89
2023 12 .06 0 .33 0 .14 0 .47 ( 0 .30 ) ( 0 .80 ) ( 1 .10 ) 11 .43
2022 15 .70 0 .44 ( 2 .73 ) ( 2 .29 ) ( 0 .38 ) ( 0 .97 ) ( 1 .35 ) 12 .06
2021 13 .99 0 .28 2 .28 2 .56 ( 0 .28 ) ( 0 .57 ) ( 0 .85 ) 15 .70
2020 14 .35 0 .31 0 .52 0 .83 ( 0 .32 ) ( 0 .87 ) ( 1 .19 ) 13 .99
R-1 shares
2024 11 .33 0 .26 1 .69 1 .95 ( 0 .24 ) ( 0 .27 ) ( 0 .51 ) 12 .77
2023 11 .95 0 .23 0 .14 0 .37 ( 0 .19 ) ( 0 .80 ) ( 0 .99 ) 11 .33
2022 15 .56 0 .31 ( 2 .71 ) ( 2 .40 ) ( 0 .24 ) ( 0 .97 ) ( 1 .21 ) 11 .95
2021 13 .86 0 .15 2 .27 2 .42 ( 0 .15 ) ( 0 .57 ) ( 0 .72 ) 15 .56
2020 14 .22 0 .19 0 .50 0 .69 ( 0 .18 ) ( 0 .87 ) ( 1 .05 ) 13 .86
R-3 shares
2024 11 .27 0 .30 1 .68 1 .98 ( 0 .28 ) ( 0 .27 ) ( 0 .55 ) 12 .70
2023 11 .89 0 .26 0 .14 0 .40 ( 0 .22 ) ( 0 .80 ) ( 1 .02 ) 11 .27
2022 15 .49 0 .36 ( 2 .70 ) ( 2 .34 ) ( 0 .29 ) ( 0 .97 ) ( 1 .26 ) 11 .89
2021 13 .82 0 .19 2 .25 2 .44 ( 0 .20 ) ( 0 .57 ) ( 0 .77 ) 15 .49
2020 14 .18 0 .23 0 .51 0 .74 ( 0 .23 ) ( 0 .87 ) ( 1 .10 ) 13 .82
R-4 shares
2024 11 .32 0 .33 1 .68 2 .01 ( 0 .30 ) ( 0 .27 ) ( 0 .57 ) 12 .76
2023 11 .94 0 .29 0 .14 0 .43 ( 0 .25 ) ( 0 .80 ) ( 1 .05 ) 11 .32
2022 15 .55 0 .39 ( 2 .71 ) ( 2 .32 ) ( 0 .32 ) ( 0 .97 ) ( 1 .29 ) 11 .94
2021 13 .86 0 .23 2 .26 2 .49 ( 0 .23 ) ( 0 .57 ) ( 0 .80 ) 15 .55
2020 14 .22 0 .28 0 .49 0 .77 ( 0 .26 ) ( 0 .87 ) ( 1 .13 ) 13 .86
R-5 shares
2024 11 .35 0 .34 1 .68 2 .02 ( 0 .31 ) ( 0 .27 ) ( 0 .58 ) 12 .79
2023 11 .97 0 .31 0 .13 0 .44 ( 0 .26 ) ( 0 .80 ) ( 1 .06 ) 11 .35
2022 15 .60 0 .40 ( 2 .72 ) ( 2 .32 ) ( 0 .34 ) ( 0 .97 ) ( 1 .31 ) 11 .97
2021 13 .90 0 .24 2 .28 2 .52 ( 0 .25 ) ( 0 .57 ) ( 0 .82 ) 15 .60
2020 14 .26 0 .28 0 .51 0 .79 ( 0 .28 ) ( 0 .87 ) ( 1 .15 ) 13 .90

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
18 .15% (b) $ 86,973 0 .33% – % 2 .64% 27 .4%
3 .73 (b) 81,249 0 .38 – 2 .44 9 .8
( 16 .17 ) (b) 88,607 0 .36 (c) – 2 .84 25 .2
18 .52 (b) 112,642 0 .35 (c) – 1 .50 19 .6
5 .58 (b) 100,919 0 .36 (c) – 1 .89 21 .7
18 .47 (b) 669,174 0 .15 (d) 0 .17 (e) 2 .82 27 .4
3 .91 (b) 640,253 0 .16 (d) 0 .18 (e) 2 .64 9 .8
( 16 .05 ) (b) 679,727 0 .17 (d) 0 .19 (e) 3 .06 25 .2
18 .69 (b) ,(f) 910,454 0 .18 (d) 0 .20 (e) 1 .68 19 .6
5 .86 (b) ,(f) 832,258 0 .16 (d) 0 .19 (e) 2 .12 21 .7
18 .57 1,401,110 0 .01 – 2 .98 27 .4
4 .07 1,427,262 0 .01 – 2 .82 9 .8
( 15 .85 ) 1,640,911 0 .01 – 3 .25 25 .2
18 .87 2,424,308 0 .01 – 1 .86 19 .6
5 .99 2,298,787 0 .01 – 2 .28 21 .7
17 .54 11,307 0 .88 – 2 .09 27 .4
3 .18 11,131 0 .88 – 1 .91 9 .8
( 16 .60 ) 11,554 0 .88 – 2 .32 25 .2
17 .81 (f) 15,645 0 .88 – 0 .98 19 .6
5 .09 (f) 17,992 0 .88 – 1 .42 21 .7
17 .86 60,266 0 .57 – 2 .41 27 .4
3 .51 62,249 0 .57 – 2 .26 9 .8
( 16 .37 ) (f) 77,582 0 .57 – 2 .69 25 .2
18 .24 (f) 112,088 0 .57 – 1 .30 19 .6
5 .42 110,479 0 .57 – 1 .74 21 .7
18 .11 21,935 0 .38 – 2 .68 27 .4
3 .72 25,028 0 .38 – 2 .44 9 .8
( 16 .17 ) 31,027 0 .38 – 2 .90 25 .2
18 .44 48,132 0 .38 – 1 .50 19 .6
5 .57 47,227 0 .38 – 2 .09 21 .7
18 .20 74,174 0 .26 – 2 .76 27 .4
3 .88 85,830 0 .26 – 2 .60 9 .8
( 16 .13 ) 103,555 0 .26 – 3 .02 25 .2
18 .62 154,635 0 .26 – 1 .63 19 .6
5 .73 158,936 0 .26 – 2 .05 21 .7
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2025 FUND
Institutional shares
2024 $ 10 .13 $ 0 .31 $ 1 .69 $ 2 .00 ( $ 0 .28 ) ( $ 0 .18 ) ( $ 0 .46 ) $ 11 .67
2023 10 .47 0 .27 0 .18 0 .45 ( 0 .24 ) ( 0 .55 ) ( 0 .79 ) 10 .13
2022 13 .55 0 .37 ( 2 .48 ) ( 2 .11 ) ( 0 .33 ) ( 0 .64 ) ( 0 .97 ) 10 .47
2021 11 .64 0 .23 2 .33 2 .56 ( 0 .23 ) ( 0 .42 ) ( 0 .65 ) 13 .55
2020 11 .75 0 .24 0 .43 0 .67 ( 0 .25 ) ( 0 .53 ) ( 0 .78 ) 11 .64
R-1 shares
2024 9 .80 0 .21 1 .64 1 .85 ( 0 .19 ) ( 0 .18 ) ( 0 .37 ) 11 .28
2023 10 .14 0 .17 0 .19 0 .36 ( 0 .15 ) ( 0 .55 ) ( 0 .70 ) 9 .80
2022 13 .16 0 .27 ( 2 .43 ) ( 2 .16 ) ( 0 .22 ) ( 0 .64 ) ( 0 .86 ) 10 .14
2021 11 .31 0 .11 2 .27 2 .38 ( 0 .11 ) ( 0 .42 ) ( 0 .53 ) 13 .16
2020 11 .44 0 .16 0 .39 0 .55 ( 0 .15 ) ( 0 .53 ) ( 0 .68 ) 11 .31
R-3 shares
2024 9 .83 0 .24 1 .65 1 .89 ( 0 .23 ) ( 0 .18 ) ( 0 .41 ) 11 .31
2023 10 .18 0 .21 0 .17 0 .38 ( 0 .18 ) ( 0 .55 ) ( 0 .73 ) 9 .83
2022 13 .20 0 .31 ( 2 .43 ) ( 2 .12 ) ( 0 .26 ) ( 0 .64 ) ( 0 .90 ) 10 .18
2021 11 .35 0 .16 2 .27 2 .43 ( 0 .16 ) ( 0 .42 ) ( 0 .58 ) 13 .20
2020 11 .48 0 .19 0 .40 0 .59 ( 0 .19 ) ( 0 .53 ) ( 0 .72 ) 11 .35
R-4 shares
2024 9 .98 0 .28 1 .66 1 .94 ( 0 .24 ) ( 0 .18 ) ( 0 .42 ) 11 .50
2023 10 .32 0 .23 0 .18 0 .41 ( 0 .20 ) ( 0 .55 ) ( 0 .75 ) 9 .98
2022 13 .37 0 .33 ( 2 .46 ) ( 2 .13 ) ( 0 .28 ) ( 0 .64 ) ( 0 .92 ) 10 .32
2021 11 .49 0 .18 2 .30 2 .48 ( 0 .18 ) ( 0 .42 ) ( 0 .60 ) 13 .37
2020 11 .61 0 .22 0 .40 0 .62 ( 0 .21 ) ( 0 .53 ) ( 0 .74 ) 11 .49
R-5 shares
2024 10 .02 0 .28 1 .68 1 .96 ( 0 .26 ) ( 0 .18 ) ( 0 .44 ) 11 .54
2023 10 .36 0 .25 0 .17 0 .42 ( 0 .21 ) ( 0 .55 ) ( 0 .76 ) 10 .02
2022 13 .42 0 .36 ( 2 .48 ) ( 2 .12 ) ( 0 .30 ) ( 0 .64 ) ( 0 .94 ) 10 .36
2021 11 .54 0 .20 2 .30 2 .50 ( 0 .20 ) ( 0 .42 ) ( 0 .62 ) 13 .42
2020 11 .66 0 .22 0 .41 0 .63 ( 0 .22 ) ( 0 .53 ) ( 0 .75 ) 11 .54

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
20 .13% $ 1,357,468 0 .01% 2 .78% 32 .4%
4 .49 1,267,266 0 .01 2 .60 14 .4
( 16 .71 ) 1,283,002 0 .01 3 .21 22 .6
22 .55 1,534,067 0 .01 1 .76 24 .0
5 .93 1,225,564 0 .01 2 .16 33 .4
19 .12 6,157 0 .88 1 .91 32 .4
3 .64 6,114 0 .89 1 .70 14 .4
( 17 .49 ) 6,575 0 .88 2 .41 22 .6
21 .53 8,802 0 .88 0 .90 24 .0
4 .94 8,795 0 .88 1 .48 33 .4
19 .46 91,488 0 .57 2 .23 32 .4
3 .83 86,339 0 .58 2 .07 14 .4
( 17 .18 ) 98,077 0 .57 2 .73 22 .6
21 .95 132,449 0 .57 1 .23 24 .0
5 .29 123,574 0 .57 1 .69 33 .4
19 .75 31,654 0 .38 2 .53 32 .4
4 .11 34,120 0 .39 2 .19 14 .4
( 17 .07 ) 38,530 0 .38 2 .84 22 .6
22 .14 51,340 0 .38 1 .45 24 .0
5 .49 51,235 0 .38 1 .95 33 .4
19 .84 73,269 0 .26 2 .58 32 .4
4 .25 81,215 0 .27 2 .40 14 .4
( 16 .95 ) 89,987 0 .26 3 .09 22 .6
22 .20 123,237 0 .26 1 .54 24 .0
5 .59 109,815 0 .26 1 .97 33 .4
(a) Calculated based on average shares outstanding during the period.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2030 FUND
Class A shares
2024 $ 12 .50 $ 0 .31 $ 2 .43 $ 2 .74 ( $ 0 .28 ) ( $ 0 .25 ) ( $ 0 .53 ) $ 14 .71
2023 13 .12 0 .24 0 .32 0 .56 ( 0 .20 ) ( 0 .98 ) ( 1 .18 ) 12 .50
2022 17 .49 0 .42 ( 3 .42 ) ( 3 .00 ) ( 0 .35 ) ( 1 .02 ) ( 1 .37 ) 13 .12
2021 14 .76 0 .22 3 .45 3 .67 ( 0 .22 ) ( 0 .72 ) ( 0 .94 ) 17 .49
2020 14 .85 0 .26 0 .54 0 .80 ( 0 .26 ) ( 0 .63 ) ( 0 .89 ) 14 .76
Class J shares
2024 12 .41 0 .33 2 .42 2 .75 ( 0 .31 ) ( 0 .25 ) ( 0 .56 ) 14 .60
2023 13 .04 0 .26 0 .32 0 .58 ( 0 .23 ) ( 0 .98 ) ( 1 .21 ) 12 .41
2022 17 .39 0 .44 ( 3 .39 ) ( 2 .95 ) ( 0 .38 ) ( 1 .02 ) ( 1 .40 ) 13 .04
2021 14 .67 0 .26 3 .43 3 .69 ( 0 .25 ) ( 0 .72 ) ( 0 .97 ) 17 .39
2020 14 .77 0 .29 0 .53 0 .82 ( 0 .29 ) ( 0 .63 ) ( 0 .92 ) 14 .67
Institutional shares
2024 12 .48 0 .36 2 .42 2 .78 ( 0 .33 ) ( 0 .25 ) ( 0 .58 ) 14 .68
2023 13 .10 0 .29 0 .32 0 .61 ( 0 .25 ) ( 0 .98 ) ( 1 .23 ) 12 .48
2022 17 .47 0 .46 ( 3 .40 ) ( 2 .94 ) ( 0 .41 ) ( 1 .02 ) ( 1 .43 ) 13 .10
2021 14 .73 0 .28 3 .45 3 .73 ( 0 .27 ) ( 0 .72 ) ( 0 .99 ) 17 .47
2020 14 .83 0 .31 0 .53 0 .84 ( 0 .31 ) ( 0 .63 ) ( 0 .94 ) 14 .73
R-1 shares
2024 12 .31 0 .23 2 .41 2 .64 ( 0 .22 ) ( 0 .25 ) ( 0 .47 ) 14 .48
2023 12 .94 0 .17 0 .31 0 .48 ( 0 .13 ) ( 0 .98 ) ( 1 .11 ) 12 .31
2022 17 .25 0 .34 ( 3 .37 ) ( 3 .03 ) ( 0 .26 ) ( 1 .02 ) ( 1 .28 ) 12 .94
2021 14 .58 0 .14 3 .40 3 .54 ( 0 .15 ) ( 0 .72 ) ( 0 .87 ) 17 .25
2020 14 .68 0 .18 0 .53 0 .71 ( 0 .18 ) ( 0 .63 ) ( 0 .81 ) 14 .58
R-3 shares
2024 12 .37 0 .28 2 .41 2 .69 ( 0 .26 ) ( 0 .25 ) ( 0 .51 ) 14 .55
2023 12 .99 0 .21 0 .32 0 .53 ( 0 .17 ) ( 0 .98 ) ( 1 .15 ) 12 .37
2022 17 .33 0 .39 ( 3 .39 ) ( 3 .00 ) ( 0 .32 ) ( 1 .02 ) ( 1 .34 ) 12 .99
2021 14 .63 0 .19 3 .42 3 .61 ( 0 .19 ) ( 0 .72 ) ( 0 .91 ) 17 .33
2020 14 .73 0 .23 0 .52 0 .75 ( 0 .22 ) ( 0 .63 ) ( 0 .85 ) 14 .63
R-4 shares
2024 13 .02 0 .33 2 .53 2 .86 ( 0 .28 ) ( 0 .25 ) ( 0 .53 ) 15 .35
2023 13 .61 0 .25 0 .33 0 .58 ( 0 .19 ) ( 0 .98 ) ( 1 .17 ) 13 .02
2022 18 .09 0 .43 ( 3 .55 ) ( 3 .12 ) ( 0 .34 ) ( 1 .02 ) ( 1 .36 ) 13 .61
2021 15 .23 0 .24 3 .55 3 .79 ( 0 .21 ) ( 0 .72 ) ( 0 .93 ) 18 .09
2020 15 .28 0 .30 0 .53 0 .83 ( 0 .25 ) ( 0 .63 ) ( 0 .88 ) 15 .23
R-5 shares
2024 12 .44 0 .33 2 .41 2 .74 ( 0 .29 ) ( 0 .25 ) ( 0 .54 ) 14 .64
2023 13 .07 0 .26 0 .31 0 .57 ( 0 .22 ) ( 0 .98 ) ( 1 .20 ) 12 .44
2022 17 .43 0 .43 ( 3 .40 ) ( 2 .97 ) ( 0 .37 ) ( 1 .02 ) ( 1 .39 ) 13 .07
2021 14 .70 0 .25 3 .44 3 .69 ( 0 .24 ) ( 0 .72 ) ( 0 .96 ) 17 .43
2020 14 .79 0 .28 0 .53 0 .81 ( 0 .27 ) ( 0 .63 ) ( 0 .90 ) 14 .70

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
22 .27% (b) $ 139,779 0 .33% – % 2 .20% 38 .7%
4 .42 (b) 121,782 0 .38 (c) – 1 .84 11 .2
( 18 .48 ) (b) 129,354 0 .37 (c) – 2 .83 31 .1
25 .68 (b) 168,435 0 .36 (c) – 1 .34 24 .0
5 .48 (b) 128,178 0 .38 (c) – 1 .78 33 .4
22 .52 (b) 1,133,064 0 .16 (d) 0 .17 (e) 2 .39 38 .7
4 .59 (b) 1,019,722 0 .17 (d) 0 .19 (e) 2 .05 11 .2
( 18 .33 ) (b) 1,041,206 0 .18 (d) 0 .20 (e) 3 .02 31 .1
26 .00 (b) 1,388,404 0 .18 (d) 0 .20 (e) 1 .56 24 .0
5 .64 (b) 1,169,328 0 .17 (d) 0 .20 (e) 2 .02 33 .4
22 .67 3,850,068 0 .01 – 2 .53 38 .7
4 .84 3,387,912 0 .01 – 2 .21 11 .2
( 18 .22 ) 3,437,305 0 .01 – 3 .15 31 .1
26 .21 4,530,236 0 .01 – 1 .71 24 .0
5 .79 3,592,487 0 .01 – 2 .16 33 .4
21 .70 19,150 0 .88 – 1 .65 38 .7
3 .84 16,206 0 .88 – 1 .32 11 .2
( 18 .91 ) (f) 16,009 0 .88 – 2 .32 31 .1
25 .06 (f) 21,472 0 .88 – 0 .88 24 .0
4 .92 21,726 0 .88 – 1 .27 33 .4
22 .04 133,904 0 .57 – 1 .98 38 .7
4 .20 123,110 0 .57 – 1 .64 11 .2
( 18 .66 ) 125,371 0 .57 – 2 .65 31 .1
25 .46 176,532 0 .57 – 1 .14 24 .0
5 .22 141,979 0 .57 – 1 .60 33 .4
22 .28 50,156 0 .38 – 2 .24 38 .7
4 .44 48,868 0 .38 – 1 .83 11 .2
( 18 .53 ) 52,612 0 .38 – 2 .82 31 .1
25 .68 73,168 0 .38 – 1 .38 24 .0
5 .50 65,940 0 .38 – 2 .01 33 .4
22 .42 157,441 0 .26 – 2 .34 38 .7
4 .49 167,033 0 .26 – 1 .99 11 .2
( 18 .42 ) 184,436 0 .26 – 2 .94 31 .1
25 .88 242,659 0 .26 – 1 .49 24 .0
5 .60 212,626
0
.26 – 1 .96 33 .4
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2035 FUND
Institutional shares
2024 $ 11 .22 $ 0 .30 $ 2 .40 $ 2 .70 ( $ 0 .27 ) ( $ 0 .24 ) ( $ 0 .51 ) $ 13 .41
2023 11 .43 0 .23 0 .37 0 .60 ( 0 .19 ) ( 0 .62 ) ( 0 .81 ) 11 .22
2022 15 .10 0 .41 ( 3 .07 ) ( 2 .66 ) ( 0 .40 ) ( 0 .61 ) ( 1 .01 ) 11 .43
2021 12 .34 0 .24 3 .24 3 .48 ( 0 .23 ) ( 0 .49 ) ( 0 .72 ) 15 .10
2020 12 .49 0 .24 0 .50 0 .74 ( 0 .26 ) ( 0 .63 ) ( 0 .89 ) 12 .34
R-1 shares
2024 10 .89 0 .19 2 .32 2 .51 ( 0 .17 ) ( 0 .24 ) ( 0 .41 ) 12 .99
2023 11 .11 0 .12 0 .38 0 .50 ( 0 .10 ) ( 0 .62 ) ( 0 .72 ) 10 .89
2022 14 .71 0 .30 ( 3 .02 ) ( 2 .72 ) ( 0 .27 ) ( 0 .61 ) ( 0 .88 ) 11 .11
2021 12 .04 0 .12 3 .16 3 .28 ( 0 .12 ) ( 0 .49 ) ( 0 .61 ) 14 .71
2020 12 .20 0 .16 0 .46 0 .62 ( 0 .15 ) ( 0 .63 ) ( 0 .78 ) 12 .04
R-3 shares
2024 10 .95 0 .23 2 .32 2 .55 ( 0 .20 ) ( 0 .24 ) ( 0 .44 ) 13 .06
2023 11 .17 0 .16 0 .37 0 .53 ( 0 .13 ) ( 0 .62 ) ( 0 .75 ) 10 .95
2022 14 .78 0 .34 ( 3 .02 ) ( 2 .68 ) ( 0 .32 ) ( 0 .61 ) ( 0 .93 ) 11 .17
2021 12 .09 0 .15 3 .19 3 .34 ( 0 .16 ) ( 0 .49 ) ( 0 .65 ) 14 .78
2020 12 .26 0 .18 0 .47 0 .65 ( 0 .19 ) ( 0 .63 ) ( 0 .82 ) 12 .09
R-4 shares
2024 11 .08 0 .26 2 .35 2 .61 ( 0 .22 ) ( 0 .24 ) ( 0 .46 ) 13 .23
2023 11 .30 0 .18 0 .37 0 .55 ( 0 .15 ) ( 0 .62 ) ( 0 .77 ) 11 .08
2022 14 .93 0 .37 ( 3 .05 ) ( 2 .68 ) ( 0 .34 ) ( 0 .61 ) ( 0 .95 ) 11 .30
2021 12 .21 0 .19 3 .20 3 .39 ( 0 .18 ) ( 0 .49 ) ( 0 .67 ) 14 .93
2020 12 .37 0 .22 0 .46 0 .68 ( 0 .21 ) ( 0 .63 ) ( 0 .84 ) 12 .21
R-5 shares
2024 11 .13 0 .27 2 .37 2 .64 ( 0 .24 ) ( 0 .24 ) ( 0 .48 ) 13 .29
2023 11 .34 0 .20 0 .37 0 .57 ( 0 .16 ) ( 0 .62 ) ( 0 .78 ) 11 .13
2022 14 .99 0 .40 ( 3 .08 ) ( 2 .68 ) ( 0 .36 ) ( 0 .61 ) ( 0 .97 ) 11 .34
2021 12 .26 0 .21 3 .21 3 .42 ( 0 .20 ) ( 0 .49 ) ( 0 .69 ) 14 .99
2020 12 .41 0 .23 0 .47 0 .70 ( 0 .22 ) ( 0 .63 ) ( 0 .85 ) 12 .26

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
24 .53% $ 1,765,103 0 .01% 2 .36% 36 .5%
5 .54 1,439,309 0 .01 1 .97 12 .3
( 18 .85 ) 1,301,768 0 .01 3 .19 19 .6
28 .95 1,468,727 0 .01 1 .66 19 .5
6 .02 1,043,617 0 .01 2 .04 37 .1
23 .39 7,014 0 .88 1 .54 36 .5
4 .65 6,617 0 .89 1 .09 12 .3
( 19 .58 ) 6,498 0 .88 2 .43 19 .6
27 .85 8,129 0 .88 0 .84 19 .5
5 .11 7,462 0 .88 1 .36 37 .1
23 .73 97,523 0 .57 1 .82 36 .5
4 .94 86,441 0 .58 1 .42 12 .3
( 19 .30 ) 85,620 0 .57 2 .75 19 .6
28 .31 110,352 0 .57 1 .11 19 .5
5 .38 85,507 0 .57 1 .56 37 .1
24 .04 37,681 0 .38 2 .09 36 .5
5 .08 34,284 0 .39 1 .59 12 .3
( 19 .11 ) 34,077 0 .38 2 .93 19 .6
28 .48 44,010 0 .38 1 .37 19 .5
5 .58 38,878 0 .38 1 .86 37 .1
24 .16 80,745 0 .26 2 .17 36 .5
5 .30 83,168 0 .27 1 .77 12 .3
( 19 .06 ) 86,155 0 .26 3 .14 19 .6
28 .61 113,877 0 .26 1 .45 19 .5
5 .76 92,452 0 .26 1 .92 37 .1
(a) Calculated based on average shares outstanding during the period.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2040 FUND
Class A shares
2024 $ 13 .54 $ 0 .27 $ 3 .22 $ 3 .49 ( $ 0 .25 ) ( $ 0 .37 ) ( $ 0 .62 ) $ 16 .41
2023 13 .86 0 .19 0 .59 0 .78 ( 0 .16 ) ( 0 .94 ) ( 1 .10 ) 13 .54
2022 18 .81 0 .46 ( 3 .88 ) ( 3 .42 ) ( 0 .46 ) ( 1 .07 ) ( 1 .53 ) 13 .86
2021 15 .20 0 .22 4 .35 4 .57 ( 0 .23 ) ( 0 .73 ) ( 0 .96 ) 18 .81
2020 15 .43 0 .24 0 .60 0 .84 ( 0 .26 ) ( 0 .81 ) ( 1 .07 ) 15 .20
Class J shares
2024 13 .76 0 .30 3 .28 3 .58 ( 0 .28 ) ( 0 .37 ) ( 0 .65 ) 16 .69
2023 14 .07 0 .22 0 .60 0 .82 ( 0 .19 ) ( 0 .94 ) ( 1 .13 ) 13 .76
2022 19 .07 0 .50 ( 3 .94 ) ( 3 .44 ) ( 0 .49 ) ( 1 .07 ) ( 1 .56 ) 14 .07
2021 15 .39 0 .26 4 .41 4 .67 ( 0 .26 ) ( 0 .73 ) ( 0 .99 ) 19 .07
2020 15 .61 0 .28 0 .59 0 .87 ( 0 .28 ) ( 0 .81 ) ( 1 .09 ) 15 .39
Institutional shares
2024 13 .95 0 .33 3 .31 3 .64 ( 0 .30 ) ( 0 .37 ) ( 0 .67 ) 16 .92
2023 14 .24 0 .24 0 .62 0 .86 ( 0 .21 ) ( 0 .94 ) ( 1 .15 ) 13 .95
2022 19 .29 0 .53 ( 3 .99 ) ( 3 .46 ) ( 0 .52 ) ( 1 .07 ) ( 1 .59 ) 14 .24
2021 15 .55 0 .29 4 .46 4 .75 ( 0 .28 ) ( 0 .73 ) ( 1 .01 ) 19 .29
2020 15 .77 0 .30 0 .60 0 .90 ( 0 .31 ) ( 0 .81 ) ( 1 .12 ) 15 .55
R-1 shares
2024 13 .72 0 .19 3 .27 3 .46 ( 0 .18 ) ( 0 .37 ) ( 0 .55 ) 16 .63
2023 14 .02 0 .12 0 .61 0 .73 ( 0 .09 ) ( 0 .94 ) ( 1 .03 ) 13 .72
2022 18 .99 0 .38 ( 3 .94 ) ( 3 .56 ) ( 0 .34 ) ( 1 .07 ) ( 1 .41 ) 14 .02
2021 15 .34 0 .14 4 .39 4 .53 ( 0 .15 ) ( 0 .73 ) ( 0 .88 ) 18 .99
2020 15 .55 0 .17 0 .59 0 .76 ( 0 .16 ) ( 0 .81 ) ( 0 .97 ) 15 .34
R-3 shares
2024 13 .65 0 .24 3 .23 3 .47 ( 0 .22 ) ( 0 .37 ) ( 0 .59 ) 16 .53
2023 13 .95 0 .16 0 .61 0 .77 ( 0 .13 ) ( 0 .94 ) ( 1 .07 ) 13 .65
2022 18 .93 0 .44 ( 3 .93 ) ( 3 .49 ) ( 0 .42 ) ( 1 .07 ) ( 1 .49 ) 13 .95
2021 15 .29 0 .18 4 .39 4 .57 ( 0 .20 ) ( 0 .73 ) ( 0 .93 ) 18 .93
2020 15 .52 0 .22 0 .58 0 .80 ( 0 .22 ) ( 0 .81 ) ( 1 .03 ) 15 .29
R-4 shares
2024 13 .71 0 .27 3 .26 3 .53 ( 0 .25 ) ( 0 .37 ) ( 0 .62 ) 16 .62
2023 14 .02 0 .19 0 .60 0 .79 ( 0 .16 ) ( 0 .94 ) ( 1 .10 ) 13 .71
2022 19 .00 0 .47 ( 3 .93 ) ( 3 .46 ) ( 0 .45 ) ( 1 .07 ) ( 1 .52 ) 14 .02
2021 15 .34 0 .23 4 .38 4 .61 ( 0 .22 ) ( 0 .73 ) ( 0 .95 ) 19 .00
2020 15 .56 0 .29 0 .55 0 .84 ( 0 .25 ) ( 0 .81 ) ( 1 .06 ) 15 .34
R-5 shares
2024 13 .83 0 .30 3 .28 3 .58 ( 0 .26 ) ( 0 .37 ) ( 0 .63 ) 16 .78
2023 14 .13 0 .21 0 .61 0 .82 ( 0 .18 ) ( 0 .94 ) ( 1 .12 ) 13 .83
2022 19 .15 0 .49 ( 3 .97 ) ( 3 .48 ) ( 0 .47 ) ( 1 .07 ) ( 1 .54 ) 14 .13
2021 15 .45 0 .25 4 .42 4 .67 ( 0 .24 ) ( 0 .73 ) ( 0 .97 ) 19 .15
2020 15 .67 0 .27 0 .59 0 .86 ( 0 .27 ) ( 0 .81 ) ( 1 .08 ) 15 .45

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
26 .30% (b) $ 121,589 0 .35% (c) – % 1 .74% 34 .8%
5 .96 (b) 99,851 0 .38 (c) – 1 .34 12 .4
( 19 .68 ) (b) 101,428 0 .38 (c) – 2 .94 23 .8
31 .00 (b) 126,454 0 .38 (c) – 1 .24 20 .0
5 .49 (b) 97,825 0 .38 (c) – 1 .65 32 .8
26 .56 (b) 875,149 0 .17 (d) 0 .18 (e) 1 .93 34 .8
6 .15 (b) 733,117 0 .18 (d) 0 .20 (e) 1 .53 12 .4
( 19 .53 ) (b) 724,982 0 .18 (d) 0 .20 (e) 3 .17 23 .8
31 .30 (b) 948,713 0 .18 (d) 0 .21 (e) 1 .44 20 .0
5 .67 (b) 753,868 0 .18 (d) 0 .21 (e) 1 .86 32 .8
26 .68 3,432,790 0 .01 – 2 .08 34 .8
6 .42 2,798,971 0 .01 – 1 .70 12 .4
( 19 .43 ) 2,684,679 0 .01 – 3 .30 23 .8
31 .56 3,429,237 0 .01 – 1 .61 20 .0
5 .79 2,615,276 0 .01 – 2 .02 32 .8
25 .64 15,031 0 .88 – 1 .20 34 .8
5 .46 12,039 0 .88 – 0 .82 12 .4
( 20 .10 ) 12,069 0 .88 – 2 .41 23 .8
30 .38 16,062 0 .88 – 0 .81 20 .0
4 .90 15,714 0 .88 – 1 .11 32 .8
25 .95 120,638 0 .57 – 1 .52 34 .8
5 .83 99,443 0 .57 – 1 .13 12 .4
( 19 .88 ) 96,348 0 .57 – 2 .81 23 .8
30 .81 129,032 0 .57 – 1 .02 20 .0
5 .22 97,748 0 .57 – 1 .46 32 .8
26 .26 49,668 0 .38 – 1 .74 34 .8
5 .96 41,115 0 .38 – 1 .31 12 .4
( 19 .68 ) 40,589 0 .38 – 2 .96 23 .8
31 .00 53,623 0 .38 – 1 .31 20 .0
5 .45 48,722 0 .38 – 1 .94 32 .8
26 .45 146,695 0 .26 – 1 .87 34 .8
6 .12 142,339 0 .26 – 1 .49 12 .4
( 19 .62 ) 147,107 0 .26 – 3 .08 23 .8
31 .19 187,926 0 .26 – 1 .39 20 .0
5 .56 159,934 0 .26 – 1 .80 32 .8
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2045 FUND
Institutional shares
2024 $ 12 .22 $ 0 .26 $ 3 .12 $ 3 .38 ( $ 0 .24 ) ( $ 0 .33 ) ( $ 0 .57 ) $ 15 .03
2023 12 .43 0 .18 0 .63 0 .81 ( 0 .16 ) ( 0 .86 ) ( 1 .02 ) 12 .22
2022 16 .56 0 .44 ( 3 .51 ) ( 3 .07 ) ( 0 .47 ) ( 0 .59 ) ( 1 .06 ) 12 .43
2021 12 .95 0 .23 4 .05 4 .28 ( 0 .24 ) ( 0 .43 ) ( 0 .67 ) 16 .56
2020 13 .12 0 .24 0 .48 0 .72 ( 0 .25 ) ( 0 .64 ) ( 0 .89 ) 12 .95
R-1 shares
2024 11 .69 0 .14 2 .98 3 .12 ( 0 .13 ) ( 0 .33 ) ( 0 .46 ) 14 .35
2023 11 .93 0 .08 0 .60 0 .68 ( 0 .06 ) ( 0 .86 ) ( 0 .92 ) 11 .69
2022 15 .93 0 .34 ( 3 .41 ) ( 3 .07 ) ( 0 .34 ) ( 0 .59 ) ( 0 .93 ) 11 .93
2021 12 .49 0 .11 3 .88 3 .99 ( 0 .12 ) ( 0 .43 ) ( 0 .55 ) 15 .93
2020 12 .67 0 .15 0 .44 0 .59 ( 0 .13 ) ( 0 .64 ) ( 0 .77 ) 12 .49
R-3 shares
2024 11 .78 0 .18 3 .00 3 .18 ( 0 .17 ) ( 0 .33 ) ( 0 .50 ) 14 .46
2023 12 .01 0 .11 0 .61 0 .72 ( 0 .09 ) ( 0 .86 ) ( 0 .95 ) 11 .78
2022 16 .03 0 .38 ( 3 .43 ) ( 3 .05 ) ( 0 .38 ) ( 0 .59 ) ( 0 .97 ) 12 .01
2021 12 .57 0 .14 3 .91 4 .05 ( 0 .16 ) ( 0 .43 ) ( 0 .59 ) 16 .03
2020 12 .76 0 .18 0 .45 0 .63 ( 0 .18 ) ( 0 .64 ) ( 0 .82 ) 12 .57
R-4 shares
2024 11 .95 0 .22 3 .04 3 .26 ( 0 .20 ) ( 0 .33 ) ( 0 .53 ) 14 .68
2023 12 .17 0 .13 0 .62 0 .75 ( 0 .11 ) ( 0 .86 ) ( 0 .97 ) 11 .95
2022 16 .23 0 .40 ( 3 .47 ) ( 3 .07 ) ( 0 .40 ) ( 0 .59 ) ( 0 .99 ) 12 .17
2021 12 .71 0 .19 3 .95 4 .14 ( 0 .19 ) ( 0 .43 ) ( 0 .62 ) 16 .23
2020 12 .89 0 .21 0 .45 0 .66 ( 0 .20 ) ( 0 .64 ) ( 0 .84 ) 12 .71
R-5 shares
2024 11 .97 0 .23 3 .05 3 .28 ( 0 .21 ) ( 0 .33 ) ( 0 .54 ) 14 .71
2023 12 .20 0 .16 0 .60 0 .76 ( 0 .13 ) ( 0 .86 ) ( 0 .99 ) 11 .97
2022 16 .26 0 .43 ( 3 .47 ) ( 3 .04 ) ( 0 .43 ) ( 0 .59 ) ( 1 .02 ) 12 .20
2021 12 .74 0 .19 3 .96 4 .15 ( 0 .20 ) ( 0 .43 ) ( 0 .63 ) 16 .26
2020 12 .92 0 .22 0 .46 0 .68 ( 0 .22 ) ( 0 .64 ) ( 0 .86 ) 12 .74

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
28 .28% $ 1,502,321 0 .01% 1 .85% 36 .7%
6 .92 1,152,378 0 .01 1 .46 11 .4
( 19 .76 ) 1,010,879 0 .01 3 .21 23 .8
33 .82 1,139,261 0 .01 1 .50 19 .2
5 .57 780,234 0 .01 1 .90 32 .5
27 .14 3,893 0 .88 1 .04 36 .7
5 .99 3,512 0 .89 0 .64 11 .4
( 20 .41 ) 3,916 0 .88 2 .54 23 .8
32 .61 5,074 0 .88 0 .76 19 .2
4 .68 4,536 0 .89 1 .24 32 .5
27 .56 79,631 0 .57 1 .34 36 .7
6 .35 68,323 0 .58 0 .92 11 .4
( 20 .17 ) 66,131 0 .57 2 .85 23 .8
32 .97 88,634 0 .57 0 .93 19 .2
5 .00 66,042 0 .58 1 .45 32 .5
27 .80 25,325 0 .38 1 .58 36 .7
6 .53 22,066 0 .39 1 .09 11 .4
( 20 .06 ) 22,059 0 .38 2 .95 23 .8
33 .30 30,290 0 .38 1 .23 19 .2
5 .19 27,141 0 .39 1 .72 32 .5
27 .98 72,547 0 .26 1 .67 36 .7
6 .60 68,730 0 .27 1 .28 11 .4
( 19 .89 ) 69,495 0 .26 3 .17 23 .8
33 .37 91,388 0 .26 1 .28 19 .2
5 .30 71,201 0 .27 1 .80 32 .5
(a) Calculated based on average shares outstanding during the period.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2050 FUND
Class A shares
2024 $ 14 .54 $ 0 .22 $ 3 .92 $ 4 .14 ( $ 0 .21 ) ( $ 0 .43 ) ( $ 0 .64 ) $ 18 .04
2023 14 .82 0 .15 0 .81 0 .96 ( 0 .12 ) ( 1 .12 ) ( 1 .24 ) 14 .54
2022 20 .06 0 .49 ( 4 .30 ) ( 3 .81 ) ( 0 .49 ) ( 0 .94 ) ( 1 .43 ) 14 .82
2021 15 .63 0 .21 5 .06 5 .27 ( 0 .22 ) ( 0 .62 ) ( 0 .84 ) 20 .06
2020 15 .89 0 .24 0 .56 0 .80 ( 0 .24 ) ( 0 .82 ) ( 1 .06 ) 15 .63
Class J shares
2024 13 .90 0 .25 3 .73 3 .98 ( 0 .24 ) ( 0 .43 ) ( 0 .67 ) 17 .21
2023 14 .22 0 .16 0 .79 0 .95 ( 0 .15 ) ( 1 .12 ) ( 1 .27 ) 13 .90
2022 19 .30 0 .51 ( 4 .13 ) ( 3 .62 ) ( 0 .52 ) ( 0 .94 ) ( 1 .46 ) 14 .22
2021 15 .06 0 .23 4 .88 5 .11 ( 0 .25 ) ( 0 .62 ) ( 0 .87 ) 19 .30
2020 15 .35 0 .25 0 .54 0 .79 ( 0 .26 ) ( 0 .82 ) ( 1 .08 ) 15 .06
Institutional shares
2024 14 .49 0 .29 3 .90 4 .19 ( 0 .27 ) ( 0 .43 ) ( 0 .70 ) 17 .98
2023 14 .78 0 .20 0 .81 1 .01 ( 0 .18 ) ( 1 .12 ) ( 1 .30 ) 14 .49
2022 19 .99 0 .55 ( 4 .26 ) ( 3 .71 ) ( 0 .56 ) ( 0 .94 ) ( 1 .50 ) 14 .78
2021 15 .57 0 .28 5 .04 5 .32 ( 0 .28 ) ( 0 .62 ) ( 0 .90 ) 19 .99
2020 15 .84 0 .29 0 .55 0 .84 ( 0 .29 ) ( 0 .82 ) ( 1 .11 ) 15 .57
R-1 shares
2024 14 .23 0 .14 3 .82 3 .96 ( 0 .13 ) ( 0 .43 ) ( 0 .56 ) 17 .63
2023 14 .53 0 .07 0 .80 0 .87 ( 0 .05 ) ( 1 .12 ) ( 1 .17 ) 14 .23
2022 19 .67 0 .39 ( 4 .20 ) ( 3 .81 ) ( 0 .39 ) ( 0 .94 ) ( 1 .33 ) 14 .53
2021 15 .35 0 .12 4 .97 5 .09 ( 0 .15 ) ( 0 .62 ) ( 0 .77 ) 19 .67
2020 15 .61 0 .15 0 .54 0 .69 ( 0 .13 ) ( 0 .82 ) ( 0 .95 ) 15 .35
R-3 shares
2024 14 .20 0 .19 3 .81 4 .00 ( 0 .19 ) ( 0 .43 ) ( 0 .62 ) 17 .58
2023 14 .50 0 .11 0 .80 0 .91 ( 0 .09 ) ( 1 .12 ) ( 1 .21 ) 14 .20
2022 19 .64 0 .46 ( 4 .20 ) ( 3 .74 ) ( 0 .46 ) ( 0 .94 ) ( 1 .40 ) 14 .50
2021 15 .33 0 .16 4 .97 5 .13 ( 0 .20 ) ( 0 .62 ) ( 0 .82 ) 19 .64
2020 15 .60 0 .20 0 .56 0 .76 ( 0 .21 ) ( 0 .82 ) ( 1 .03 ) 15 .33
R-4 shares
2024 14 .34 0 .23 3 .84 4 .07 ( 0 .21 ) ( 0 .43 ) ( 0 .64 ) 17 .77
2023 14 .63 0 .14 0 .81 0 .95 ( 0 .12 ) ( 1 .12 ) ( 1 .24 ) 14 .34
2022 19 .81 0 .50 ( 4 .26 ) ( 3 .76 ) ( 0 .48 ) ( 0 .94 ) ( 1 .42 ) 14 .63
2021 15 .44 0 .21 5 .00 5 .21 ( 0 .22 ) ( 0 .62 ) ( 0 .84 ) 19 .81
2020 15 .71 0 .27 0 .52 0 .79 ( 0 .24 ) ( 0 .82 ) ( 1 .06 ) 15 .44
R-5 shares
2024 14 .39 0 .24 3 .88 4 .12 ( 0 .23 ) ( 0 .43 ) ( 0 .66 ) 17 .85
2023 14 .69 0 .17 0 .79 0 .96 ( 0 .14 ) ( 1 .12 ) ( 1 .26 ) 14 .39
2022 19 .88 0 .51 ( 4 .25 ) ( 3 .74 ) ( 0 .51 ) ( 0 .94 ) ( 1 .45 ) 14 .69
2021 15 .49 0 .23 5 .02 5 .25 ( 0 .24 ) ( 0 .62 ) ( 0 .86 ) 19 .88
2020 15 .76 0 .25 0 .55 0 .80 ( 0 .25 ) ( 0 .82 ) ( 1 .07 ) 15 .49

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
29 .14% (b) $ 113,939 0 .38% (c) – % 1 .31% 37 .1%
6 .94 (b) 90,827 0 .38 (c) – 0 .97 10 .6
( 20 .32 ) (b) 87,266 0 .38 (c) – 2 .93 26 .9
34 .64 (b) 105,294 0 .38 (c) – 1 .11 21 .0
5 .06 (b) 77,925 0 .38 (c) – 1 .56 26 .9
29 .33 (b) 293,958 0 .19 (d) 0 .20 (e) 1 .51 37 .1
7 .14 (b) 242,027 0 .23 (d) 0 .25 (e) 1 .12 10 .6
( 20 .17 ) (b) 235,469 0 .22 (d) 0 .24 (e) 3 .17 26 .9
34 .90 (b) 312,540 0 .21 (d) 0 .24 (e) 1 .29 21 .0
5 .18 (b) 237,515 0 .22 (d) 0 .25 (e) 1 .74 26 .9
29 .62 2,677,540 0 .01 – 1 .69 37 .1
7 .31 2,116,797 0 .01 – 1 .32 10 .6
( 19 .96 ) 1,951,777 0 .01 – 3 .29 26 .9
35 .15 2,422,742 0 .01 – 1 .49 21 .0
5 .37 1,754,692 0 .01 – 1 .91 26 .9
28 .44 12,326 0 .88 – 0 .83 37 .1
6 .40 10,281 0 .88 – 0 .47 10 .6
( 20 .65 ) 10,416 0 .88 – 2 .41 26 .9
33 .91 (f) 13,259 0 .88 – 0 .64 21 .0
4 .50 (f) 10,957 0 .88 – 1 .01 26 .9
28 .78 93,764 0 .57 – 1 .13 37 .1
6 .73 76,894 0 .57 – 0 .76 10 .6
( 20 .41 ) 71,732 0 .57 – 2 .80 26 .9
34 .33 94,767 0 .57 – 0 .87 21 .0
4 .87 68,182 0 .57 – 1 .35 26 .9
29 .07 39,371 0 .38 – 1 .40 37 .1
6 .96 34,542 0 .38 – 0 .93 10 .6
( 20 .32 ) 33,403 0 .38 – 3 .01 26 .9
34 .66 44,900 0 .38 – 1 .15 21 .0
5 .03 36,458 0 .38 – 1 .78 26 .9
29 .30 102,140 0 .26 – 1 .45 37 .1
7 .00 93,301 0 .26 – 1 .16 10 .6
( 20 .18 ) 99,622 0 .26 – 3 .12 26 .9
34 .84 128,805 0 .26 – 1 .27 21 .0
5 .12 104,577 0 .26 – 1 .66 26 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2055 FUND
Institutional shares
2024 $ 13 .59 $ 0 .26 $ 3 .66 $ 3 .92 ( $ 0 .25 ) ( $ 0 .37 ) ( $ 0 .62 ) $ 16 .89
2023 13 .75 0 .18 0 .78 0 .96 ( 0 .17 ) ( 0 .95 ) ( 1 .12 ) 13 .59
2022 18 .20 0 .48 ( 3 .92 ) ( 3 .44 ) ( 0 .51 ) ( 0 .50 ) ( 1 .01 ) 13 .75
2021 13 .87 0 .23 4 .71 4 .94 ( 0 .25 ) ( 0 .36 ) ( 0 .61 ) 18 .20
2020 14 .00 0 .24 0 .47 0 .71 ( 0 .25 ) ( 0 .59 ) ( 0 .84 ) 13 .87
R-1 shares
2024 12 .91 0 .11 3 .50 3 .61 ( 0 .10 ) ( 0 .37 ) ( 0 .47 ) 16 .05
2023 13 .12 0 .07 0 .72 0 .79 ( 0 .05 ) ( 0 .95 ) ( 1 .00 ) 12 .91
2022 17 .43 0 .36 ( 3 .79 ) ( 3 .43 ) ( 0 .38 ) ( 0 .50 ) ( 0 .88 ) 13 .12
2021 13 .32 0 .11 4 .49 4 .60 ( 0 .13 ) ( 0 .36 ) ( 0 .49 ) 17 .43
2020 13 .47 0 .13 0 .43 0 .56 ( 0 .12 ) ( 0 .59 ) ( 0 .71 ) 13 .32
R-3 shares
2024 13 .07 0 .17 3 .52 3 .69 ( 0 .18 ) ( 0 .37 ) ( 0 .55 ) 16 .21
2023 13 .27 0 .10 0 .74 0 .84 ( 0 .09 ) ( 0 .95 ) ( 1 .04 ) 13 .07
2022 17 .60 0 .41 ( 3 .82 ) ( 3 .41 ) ( 0 .42 ) ( 0 .50 ) ( 0 .92 ) 13 .27
2021 13 .45 0 .13 4 .56 4 .69 ( 0 .18 ) ( 0 .36 ) ( 0 .54 ) 17 .60
2020 13 .60 0 .17 0 .45 0 .62 ( 0 .18 ) ( 0 .59 ) ( 0 .77 ) 13 .45
R-4 shares
2024 13 .27 0 .22 3 .56 3 .78 ( 0 .20 ) ( 0 .37 ) ( 0 .57 ) 16 .48
2023 13 .46 0 .12 0 .75 0 .87 ( 0 .11 ) ( 0 .95 ) ( 1 .06 ) 13 .27
2022 17 .83 0 .43 ( 3 .86 ) ( 3 .43 ) ( 0 .44 ) ( 0 .50 ) ( 0 .94 ) 13 .46
2021 13 .61 0 .19 4 .59 4 .78 ( 0 .20 ) ( 0 .36 ) ( 0 .56 ) 17 .83
2020 13 .75 0 .21 0 .44 0 .65 ( 0 .20 ) ( 0 .59 ) ( 0 .79 ) 13 .61
R-5 shares
2024 13 .33 0 .23 3 .59 3 .82 ( 0 .22 ) ( 0 .37 ) ( 0 .59 ) 16 .56
2023 13 .52 0 .17 0 .72 0 .89 ( 0 .13 ) ( 0 .95 ) ( 1 .08 ) 13 .33
2022 17 .91 0 .47 ( 3 .90 ) ( 3 .43 ) ( 0 .46 ) ( 0 .50 ) ( 0 .96 ) 13 .52
2021 13 .66 0 .20 4 .63 4 .83 ( 0 .22 ) ( 0 .36 ) ( 0 .58 ) 17 .91
2020 13 .80 0 .21 0 .46 0 .67 ( 0 .22 ) ( 0 .59 ) ( 0 .81 ) 13 .66

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
29 .52% $ 1,016,220 0 .01% 1 .63% 35 .6%
7 .38 744,667 0 .01 1 .28 10 .3
( 19 .95 ) 613,004 0 .01 3 .12 22 .6
36 .38 658,064 0 .01 1 .37 18 .9
5 .07 421,577 0 .02 1 .81 28 .0
28 .50 3,052 0 .89 0 .73 35 .6
6 .39 2,081 0 .89 0 .50 10 .3
( 20 .65 ) 2,912 0 .89 2 .47 22 .6
35 .19 3,341 0 .89 0 .66 18 .9
4 .12 2,642 0 .89 1 .04 28 .0
28 .82 53,518 0 .58 1 .12 35 .6
6 .72 43,506 0 .58 0 .74 10 .3
( 20 .37 ) 38,419 0 .58 2 .78 22 .6
35 .53 48,174 0 .58 0 .81 18 .9
4 .53 32,687 0 .58 1 .34 28 .0
29 .12 14,850 0 .39 1 .44 35 .6
6 .88 14,438 0 .39 0 .91 10 .3
( 20 .23 ) 13,440 0 .39 2 .83 22 .6
35 .84 16,969 0 .39 1 .13 18 .9
4 .69 14,221 0 .39 1 .63 28 .0
29 .27 40,644 0 .27 1 .46 35 .6
7 .00 35,853 0 .27 1 .22 10 .3
( 20 .14 ) 40,556 0 .27 3 .12 22 .6
36 .08 50,443 0 .27 1 .19 18 .9
4 .81 38,859 0 .27 1 .62 28 .0
(a) Calculated based on average shares outstanding during the period.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2060 FUND
Class J shares
2024 $ 14 .36 $ 0 .23 $ 3 .87 $ 4 .10 ( $ 0 .21 ) ( $ 0 .39 ) ( $ 0 .60 ) $ 17 .86
2023 14 .52 0 .14 0 .81 0 .95 ( 0 .12 ) ( 0 .99 ) ( 1 .11 ) 14 .36
2022 19 .13 0 .48 ( 4 .18 ) ( 3 .70 ) ( 0 .47 ) ( 0 .44 ) ( 0 .91 ) 14 .52
2021 14 .47 0 .17 5 .04 5 .21 ( 0 .21 ) ( 0 .34 ) ( 0 .55 ) 19 .13
2020 14 .61 0 .21 0 .47 0 .68 ( 0 .22 ) ( 0 .60 ) ( 0 .82 ) 14 .47
Institutional shares
2024 14 .52 0 .28 3 .93 4 .21 ( 0 .27 ) ( 0 .39 ) ( 0 .66 ) 18 .07
2023 14 .68 0 .19 0 .82 1 .01 ( 0 .18 ) ( 0 .99 ) ( 1 .17 ) 14 .52
2022 19 .32 0 .51 ( 4 .17 ) ( 3 .66 ) ( 0 .54 ) ( 0 .44 ) ( 0 .98 ) 14 .68
2021 14 .60 0 .24 5 .08 5 .32 ( 0 .26 ) ( 0 .34 ) ( 0 .60 ) 19 .32
2020 14 .72 0 .25 0 .49 0 .74 ( 0 .26 ) ( 0 .60 ) ( 0 .86 ) 14 .60
R-1 shares
2024 13 .99 0 .13 3 .78 3 .91 ( 0 .14 ) ( 0 .39 ) ( 0 .53 ) 17 .37
2023 14 .20 0 .06 0 .79 0 .85 ( 0 .07 ) ( 0 .99 ) ( 1 .06 ) 13 .99
2022 18 .72 0 .35 ( 4 .05 ) ( 3 .70 ) ( 0 .38 ) ( 0 .44 ) ( 0 .82 ) 14 .20
2021 14 .19 0 .11 4 .91 5 .02 ( 0 .15 ) ( 0 .34 ) ( 0 .49 ) 18 .72
2020 14 .32 0 .14 0 .45 0 .59 ( 0 .12 ) ( 0 .60 ) ( 0 .72 ) 14 .19
R-3 shares
2024 14 .24 0 .18 3 .84 4 .02 ( 0 .19 ) ( 0 .39 ) ( 0 .58 ) 17 .68
2023 14 .41 0 .10 0 .82 0 .92 ( 0 .10 ) ( 0 .99 ) ( 1 .09 ) 14 .24
2022 19 .00 0 .43 ( 4 .14 ) ( 3 .71 ) ( 0 .44 ) ( 0 .44 ) ( 0 .88 ) 14 .41
2021 14 .38 0 .13 5 .01 5 .14 ( 0 .18 ) ( 0 .34 ) ( 0 .52 ) 19 .00
2020 14 .52 0 .17 0 .48 0 .65 ( 0 .19 ) ( 0 .60 ) ( 0 .79 ) 14 .38
R-4 shares
2024 14 .33 0 .22 3 .87 4 .09 ( 0 .22 ) ( 0 .39 ) ( 0 .61 ) 17 .81
2023 14 .50 0 .13 0 .81 0 .94 ( 0 .12 ) ( 0 .99 ) ( 1 .11 ) 14 .33
2022 19 .08 0 .48 ( 4 .16 ) ( 3 .68 ) ( 0 .46 ) ( 0 .44 ) ( 0 .90 ) 14 .50
2021 14 .44 0 .18 5 .01 5 .19 ( 0 .21 ) ( 0 .34 ) ( 0 .55 ) 19 .08
2020 14 .57 0 .24 0 .44 0 .68 ( 0 .21 ) ( 0 .60 ) ( 0 .81 ) 14 .44
R-5 shares
2024 14 .37 0 .24 3 .88 4 .12 ( 0 .23 ) ( 0 .39 ) ( 0 .62 ) 17 .87
2023 14 .54 0 .18 0 .78 0 .96 ( 0 .14 ) ( 0 .99 ) ( 1 .13 ) 14 .37
2022 19 .14 0 .48 ( 4 .15 ) ( 3 .67 ) ( 0 .49 ) ( 0 .44 ) ( 0 .93 ) 14 .54
2021 14 .48 0 .20 5 .02 5 .22 ( 0 .22 ) ( 0 .34 ) ( 0 .56 ) 19 .14
2020 14 .61 0 .20 0 .50 0 .70 ( 0 .23 ) ( 0 .60 ) ( 0 .83 ) 14 .48

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
29 .17% (b) $ 17,409 0 .35% (c) 0 .36% (d) 1 .37% 37 .3%
6 .96 (b) 14,751 0 .38 (c) 0 .46 (d) 0 .98 10 .6
( 20 .23 ) (b) 14,614 0 .38 (c) 0 .43 (d) 2 .94 21 .7
36 .62 (b) 18,803 0 .38 (c) 0 .43 (d) 0 .94 18 .3
4 .61 (b) 11,740 0 .38 (c) 0 .58 (d) 1 .49 22 .9
29 .64 989,955 0 .01 – 1 .66 37 .3
7 .30 726,855 0 .01 – 1 .28 10 .6
( 19 .92 ) 594,766 0 .01 – 3 .13 21 .7
37 .12 629,044 0 .02 – 1 .32 18 .3
5 .02 385,276 0 .02 – 1 .75 22 .9
28 .48 3,827 0 .89 – 0 .77 37 .3
6 .35 2,678 0 .89 – 0 .41 10 .6
( 20 .60 ) 2,442 0 .89 – 2 .22 21 .7
35 .95 2,430 0 .89 – 0 .65 18 .3
4 .08 1,935 0 .89 – 1 .02 22 .9
28 .83 32,512 0 .58 – 1 .09 37 .3
6 .79 24,915 0 .58 – 0 .71 10 .6
( 20 .41 ) 19,914 0 .58 – 2 .67 21 .7
36 .38 22,111 0 .58 – 0 .75 18 .3
4 .45 14,091 0 .58 – 1 .23 22 .9
29 .13 9,218 0 .39 – 1 .32 37 .3
6 .91 7,200 0 .39 – 0 .86 10 .6
( 20 .21 ) 5,694 0 .39 – 2 .95 21 .7
36 .55 7,736 0 .39 – 1 .05 18 .3
4 .67 5,851 0 .39 – 1 .72 22 .9
29 .26 29,231 0 .27 – 1 .42 37 .3
7 .05 27,953 0 .27 – 1 .18 10 .6
( 20 .10 ) 28,139 0 .27 – 2 .94 21 .7
36 .74 30,796 0 .27 – 1 .13 18 .3
4 .76 20,854 0 .27 – 1 .46 22 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2065 FUND
Institutional shares
2024 $ 11 .79 $ 0 .21 $ 3 .20 $ 3 .41 ( $ 0 .21 ) ( $ 0 .26 ) ( $ 0 .47 ) $ 14 .73
2023 11 .71 0 .14 0 .68 0 .82 ( 0 .14 ) ( 0 .60 ) ( 0 .74 ) 11 .79
2022 15 .19 0 .38 ( 3 .30 ) ( 2 .92 ) ( 0 .42 ) ( 0 .14 ) ( 0 .56 ) 11 .71
2021 11 .33 0 .15 4 .03 4 .18 ( 0 .19 ) ( 0 .13 ) ( 0 .32 ) 15 .19
2020 11 .19 0 .14 0 .44 0 .58 ( 0 .19 ) ( 0 .25 ) ( 0 .44 ) 11 .33
R-1 shares
2024 11 .51 0 .12 3 .10 3 .22 ( 0 .10 ) ( 0 .26 ) ( 0 .36 ) 14 .37
2023 11 .46 0 .05 0 .65 0 .70 ( 0 .05 ) ( 0 .60 ) ( 0 .65 ) 11 .51
2022 14 .92 0 .30 ( 3 .28 ) ( 2 .98 ) ( 0 .34 ) ( 0 .14 ) ( 0 .48 ) 11 .46
2021 11 .17 ( 0 .01 ) 4 .01 4 .00 ( 0 .12 ) ( 0 .13 ) ( 0 .25 ) 14 .92
2020 11 .05 0 .29 0 .19 0 .48 ( 0 .11 ) ( 0 .25 ) ( 0 .36 ) 11 .17
R-3 shares
2024 11 .63 0 .14 3 .16 3 .30 ( 0 .15 ) ( 0 .26 ) ( 0 .41 ) 14 .52
2023 11 .57 0 .08 0 .66 0 .74 ( 0 .08 ) ( 0 .60 ) ( 0 .68 ) 11 .63
2022 15 .04 0 .30 ( 3 .26 ) ( 2 .96 ) ( 0 .37 ) ( 0 .14 ) ( 0 .51 ) 11 .57
2021 11 .21 0 .07 4 .00 4 .07 ( 0 .11 ) ( 0 .13 ) ( 0 .24 ) 15 .04
2020 11 .10 0 .11 0 .40 0 .51 ( 0 .15 ) ( 0 .25 ) ( 0 .40 ) 11 .21
R-4 shares
2024 11 .67 0 .15 3 .18 3 .33 ( 0 .17 ) ( 0 .26 ) ( 0 .43 ) 14 .57
2023 11 .60 0 .10 0 .67 0 .77 ( 0 .10 ) ( 0 .60 ) ( 0 .70 ) 11 .67
2022 15 .06 0 .37 ( 3 .31 ) ( 2 .94 ) ( 0 .38 ) ( 0 .14 ) ( 0 .52 ) 11 .60
2021 11 .25 0 .13 3 .97 4 .10 ( 0 .16 ) ( 0 .13 ) ( 0 .29 ) 15 .06
2020 11 .13 0 .17 0 .36 0 .53 ( 0 .16 ) ( 0 .25 ) ( 0 .41 ) 11 .25
R-5 shares
2024 11 .70 0 .18 3 .18 3 .36 ( 0 .19 ) ( 0 .26 ) ( 0 .45 ) 14 .61
2023 11 .63 0 .15 0 .63 0 .78 ( 0 .11 ) ( 0 .60 ) ( 0 .71 ) 11 .70
2022 15 .10 0 .33 ( 3 .26 ) ( 2 .93 ) ( 0 .40 ) ( 0 .14 ) ( 0 .54 ) 11 .63
2021 11 .27 0 .14 3 .99 4 .13 ( 0 .17 ) ( 0 .13 ) ( 0 .30 ) 15 .10
2020 11 .16 0 .06 0 .48 0 .54 ( 0 .18 ) ( 0 .25 ) ( 0 .43 ) 11 .27

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
29 .47% $ 204,205 0 .03% 1 .53% 36 .6%
7 .29 126,627 0 .04 (b) 1 .18 13 .7
( 19 .92 ) 83,762 0 .05 (b) 2 .96 28 .4
37 .37 73,568 0 .08 (b) 1 .04 22 .5
5 .15 26,561 0 .08 (b) 1 .28 55 .1
28 .35 447 0 .90 0 .89 36 .6
6 .39 240 0 .90 (b) 0 .46 13 .7
( 20 .61 ) 268 0 .90 (b) 2 .40 28 .4
36 .21 176 0 .91 (b) ( 0 .10 ) 22 .5
4 .34 58 0 .93 (b) 2 .64 55 .1
28 .87 9,360 0 .59 1 .04 36 .6
6 .65 7,872 0 .59 (b) 0 .63 13 .7
( 20 .37 ) 4,642 0 .59 (b) 2 .34 28 .4
36 .70 4,115 0 .60 (b) 0 .49 22 .5
4 .55 1,590 0 .62 (b) 1 .00 55 .1
29 .06 2,517 0 .40 1 .12 36 .6
6 .88 1,517 0 .40 (b) 0 .79 13 .7
( 20 .19 ) 1,102 0 .40 (b) 2 .86 28 .4
36 .90 1,234 0 .41 (b) 0 .91 22 .5
4 .73 505 0 .43 (b) 1 .55 55 .1
29 .17 6,777 0 .28 1 .34 36 .6
7 .04 4,707 0 .28 (b) 1 .25 13 .7
( 20 .11 ) 5,055 0 .28 (b) 2 .57 28 .4
37 .09 3,917 0 .29 (b) 0 .98 22 .5
4 .81 1,898 0 .31 (b) 0 .52 55 .1
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2070 FUND
Class J shares
2024 $ 10.09 $ 0.11 $ 2.83 $ 2.94 ( $ 0.17) ( $ 0.17) $ 12.86
2023(e) 10.00 0.02 0.07 0.09 – – 10.09
Institutional shares
2024 10.06 0.13 2.81 2.94 (0.17) (0.17) 12.83
2023(e) 10.00 0.03 0.03 0.06 – – 10.06
R-1 shares
2024 10.00 0.03 2.79 2.82 (0.17) (0.17) 12.65
2023(e) 10.00 (0.02) 0.02 – – – 10.00
R-3 shares
2024 10.02 0.06 2.80 2.86 (0.17) (0.17) 12.71
2023(e) 10.00 (0.01) 0.03 0.02 – – 10.02
R-4 shares
2024 10.03 0.08 2.81 2.89 (0.17) (0.17) 12.75
2023(e) 10.00 0.01 0.02 0.03 – – 10 .03
R-5 shares
2024 10.04 0.09 2.82 2.91 (0.17) (0.17) 12.78
2023(e) 10.00 0.02 0.02 0.04 – – 10.04

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
29.36% (b) $ 330 0.30% (c) 8.13% (d) 0.89% 54.0%
0.90 (b),(f) 125 0.30 (c),(g) 62.61 (d),(g) 0.24 (g) 94.1 (g)
29.45 41,700 0.05 (h) – 1.08 54.0
0.60 (f) 8,476 0.05 (g),(h) – 0.49 (g) 94.1 (g)
28.41 225 0.93 (h) – 0.24 54.0
0.00 (f) 31 0.93 (g),(h) – (0.33) (g) 94.1 (g)
28.76 772 0.62 (h) – 0.45 54.0
0.20 (f) 282 0.62 (g),(h) – (0.14) (g) 94.1 (g)
29.03 247 0.43 (h) – 0.70 54.0
0.30 (f) 55 0.43 (g),(h) – 0.13 (g) 94.1 (g)
29.20 1,074 0.31 (h) – 0.72 54.0
0.40 (f) 136 0.31 (g),(h) – 0.23 (g) 94.1 (g)
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Period from March 1, 2023, date operations commenced, through October 31, 2023.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2015 FUND
Class J shares
2024 $ 10 .26 $ 0 .32 $ 1 .43 $ 1 .75 ( $ 0 .32 ) ( $ 0 .05 ) ( $ 0 .37 ) $ 11 .64
2023 10 .44 0 .22 0 .12 0 .34 ( 0 .21 ) ( 0 .31 ) ( 0 .52 ) 10 .26
2022 12 .91 0 .23 ( 2 .00 ) ( 1 .77 ) ( 0 .28 ) ( 0 .42 ) ( 0 .70 ) 10 .44
2021 11 .75 0 .39 1 .34 1 .73 ( 0 .48 ) ( 0 .09 ) ( 0 .57 ) 12 .91
2020 11 .39 0 .21 0 .48 0 .69 ( 0 .26 ) ( 0 .07 ) ( 0 .33 ) 11 .75
Institutional shares
2024 10 .32 0 .38 1 .39 1 .77 ( 0 .33 ) ( 0 .05 ) ( 0 .38 ) 11 .71
2023 10 .49 0 .26 0 .10 0 .36 ( 0 .22 ) ( 0 .31 ) ( 0 .53 ) 10 .32
2022 12 .96 0 .31 ( 2 .07 ) ( 1 .76 ) ( 0 .29 ) ( 0 .42 ) ( 0 .71 ) 10 .49
2021 11 .80 0 .48 1 .27 1 .75 ( 0 .50 ) ( 0 .09 ) ( 0 .59 ) 12 .96
2020 11 .42 0 .28 0 .45 0 .73 ( 0 .28 ) ( 0 .07 ) ( 0 .35 ) 11 .80
R-6 shares
2024 10 .34 0 .37 1 .40 1 .77 ( 0 .33 ) ( 0 .05 ) ( 0 .38 ) 11 .73
2023 10 .51 0 .28 0 .08 0 .36 ( 0 .22 ) ( 0 .31 ) ( 0 .53 ) 10 .34
2022 12 .98 0 .32 ( 2 .07 ) ( 1 .75 ) ( 0 .30 ) ( 0 .42 ) ( 0 .72 ) 10 .51
2021 11 .82 0 .50 1 .26 1 .76 ( 0 .51 ) ( 0 .09 ) ( 0 .60 ) 12 .98
2020 11 .44 0 .27 0 .46 0 .73 ( 0 .28 ) ( 0 .07 ) ( 0 .35 ) 11 .82

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
17 .29% (b) $ 271,360 0 .16% (c) 0 .18% (d) 2 .89% 23 .8%
3 .27 (b) 168,885 0 .17 (c) 0 .19 (d) 2 .07 15 .8
( 14 .50 ) (b) 96,345 0 .23 (c) 0 .25 (d) 2 .07 18 .1
15 .07 (b) 55,458 0 .23 (c) 0 .25 (d) 3 .10 20 .6
6 .21 (b) 29,710 0 .28 (c) 0 .31 (d) 1 .84 32 .4
17 .39 16,141 0 .05 (e) – 3 .39 23 .8
3 .48 16,961 0 .05 (e) – 2 .49 15 .8
( 14 .35 ) 18,704 0 .05 (e) – 2 .72 18 .1
15 .21 22,888 0 .05 (e) – 3 .85 20 .6
6 .54 19,501 0 .05 (e) – 2 .46 32 .4
17 .39 36,979 0 .02 (e) – 3 .23 23 .8
3 .51 31,245 0 .02 (e) – 2 .66 15 .8
( 14 .30 ) 46,216 0 .02 (e) – 2 .78 18 .1
15 .21 58,859 0 .02 (e) – 3 .98 20 .6
6 .55 56,576 0 .02 (e) – 2 .34 32 .4
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2020 FUND
Class J shares
2024 $ 10 .46 $ 0 .34 $ 1 .62 $ 1 .96 ( $ 0 .33 ) ( $ 0 .05 ) ( $ 0 .38 ) $ 12 .04
2023 10 .80 0 .22 0 .15 0 .37 ( 0 .21 ) ( 0 .50 ) ( 0 .71 ) 10 .46
2022 13 .47 0 .28 ( 2 .19 ) ( 1 .91 ) ( 0 .30 ) ( 0 .46 ) ( 0 .76 ) 10 .80
2021 11 .92 0 .37 1 .76 2 .13 ( 0 .47 ) ( 0 .11 ) ( 0 .58 ) 13 .47
2020 11 .54 0 .20 0 .53 0 .73 ( 0 .26 ) ( 0 .09 ) ( 0 .35 ) 11 .92
Institutional shares
2024 10 .53 0 .36 1 .62 1 .98 ( 0 .34 ) ( 0 .05 ) ( 0 .39 ) 12 .12
2023 10 .86 0 .26 0 .13 0 .39 ( 0 .22 ) ( 0 .50 ) ( 0 .72 ) 10 .53
2022 13 .54 0 .33 ( 2 .24 ) ( 1 .91 ) ( 0 .31 ) ( 0 .46 ) ( 0 .77 ) 10 .86
2021 11 .97 0 .45 1 .71 2 .16 ( 0 .48 ) ( 0 .11 ) ( 0 .59 ) 13 .54
2020 11 .59 0 .33 0 .41 0 .74 ( 0 .27 ) ( 0 .09 ) ( 0 .36 ) 11 .97
R-6 shares
2024 10 .53 0 .37 1 .61 1 .98 ( 0 .34 ) ( 0 .05 ) ( 0 .39 ) 12 .12
2023 10 .86 0 .27 0 .13 0 .40 ( 0 .23 ) ( 0 .50 ) ( 0 .73 ) 10 .53
2022 13 .54 0 .33 ( 2 .24 ) ( 1 .91 ) ( 0 .31 ) ( 0 .46 ) ( 0 .77 ) 10 .86
2021 11 .97 0 .49 1 .68 2 .17 ( 0 .49 ) ( 0 .11 ) ( 0 .60 ) 13 .54
2020 11 .59 0 .26 0 .49 0 .75 ( 0 .28 ) ( 0 .09 ) ( 0 .37 ) 11 .97

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
19 .03% (b) $ 341,998 0 .15% (c) 0 .17% (d) 2 .90% 25 .4%
3 .57 (b) 265,194 0 .16 (c) 0 .18 (d) 2 .05 18 .1
( 15 .02 ) (b) 205,008 0 .18 (c) 0 .20 (d) 2 .38 20 .4
18 .31 (b) 184,994 0 .19 (c) 0 .21 (d) 2 .87 16 .2
6 .38 (b) 87,239 0 .20 (c) 0 .23 (d) 1 .71 26 .7
19 .09 36,532 0 .05 (e) – 3 .11 25 .4
3 .77 38,504 0 .05 (e) – 2 .39 18 .1
( 14 .95 ) 42,581 0 .05 (e) – 2 .78 20 .4
18 .50 58,554 0 .05 (e) – 3 .44 16 .2
6 .50 49,188 0 .05 (e) – 2 .83 26 .7
19 .13 161,618 0 .02 (e) – 3 .17 25 .4
3 .81 146,660 0 .02 (e) – 2 .44 18 .1
( 14 .91 ) 187,400 0 .02 (e) – 2 .77 20 .4
18 .54 233,947 0 .02 (e) – 3 .78 16 .2
6 .53 212,655 0 .02 (e) – 2 .28 26 .7
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2025 FUND
Class J shares
2024 $ 11 .15 $ 0 .33 $ 1 .93 $ 2 .26 ( $ 0 .33 ) ( $ 0 .08 ) ( $ 0 .41 ) $ 13 .00
2023 11 .43 0 .21 0 .23 0 .44 ( 0 .21 ) ( 0 .51 ) ( 0 .72 ) 11 .15
2022 14 .27 0 .29 ( 2 .42 ) ( 2 .13 ) ( 0 .32 ) ( 0 .39 ) ( 0 .71 ) 11 .43
2021 12 .20 0 .37 2 .25 2 .62 ( 0 .46 ) ( 0 .09 ) ( 0 .55 ) 14 .27
2020 11 .84 0 .20 0 .55 0 .75 ( 0 .26 ) ( 0 .13 ) ( 0 .39 ) 12 .20
Institutional shares
2024 11 .21 0 .39 1 .89 2 .28 ( 0 .34 ) ( 0 .08 ) ( 0 .42 ) 13 .07
2023 11 .48 0 .25 0 .21 0 .46 ( 0 .22 ) ( 0 .51 ) ( 0 .73 ) 11 .21
2022 14 .33 0 .34 ( 2 .47 ) ( 2 .13 ) ( 0 .33 ) ( 0 .39 ) ( 0 .72 ) 11 .48
2021 12 .24 0 .45 2 .20 2 .65 ( 0 .47 ) ( 0 .09 ) ( 0 .56 ) 14 .33
2020 11 .88 0 .28 0 .48 0 .76 ( 0 .27 ) ( 0 .13 ) ( 0 .40 ) 12 .24
R-6 shares
2024 11 .21 0 .36 1 .93 2 .29 ( 0 .34 ) ( 0 .08 ) ( 0 .42 ) 13 .08
2023 11 .49 0 .25 0 .21 0 .46 ( 0 .23 ) ( 0 .51 ) ( 0 .74 ) 11 .21
2022 14 .34 0 .35 ( 2 .48 ) ( 2 .13 ) ( 0 .33 ) ( 0 .39 ) ( 0 .72 ) 11 .49
2021 12 .25 0 .47 2 .19 2 .66 ( 0 .48 ) ( 0 .09 ) ( 0 .57 ) 14 .34
2020 11 .89 0 .25 0 .51 0 .76 ( 0 .27 ) ( 0 .13 ) ( 0 .40 ) 12 .25

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
20 .64% (b) $ 627,376 0 .14% (c) 0 .16% (d) 2 .61% 22 .6%
4 .03 (b) 421,507 0 .15 (c) 0 .17 (d) 1 .81 12 .3
( 15 .71 ) (b) 272,529 0 .18 (c) 0 .20 (d) 2 .30 13 .6
21 .94 (b) 207,361 0 .19 (c) 0 .21 (d) 2 .69 14 .2
6 .36 (b) 95,483 0 .20 (c) 0 .23 (d) 1 .70 18 .6
20 .70 59,042 0 .05 (e) – 3 .09 22 .6
4 .20 61,975 0 .05 (e) – 2 .13 12 .3
( 15 .63 ) 64,787 0 .05 (e) – 2 .70 13 .6
22 .14 75,042 0 .05 (e) – 3 .27 14 .2
6 .46 58,524 0 .05 (e) – 2 .38 18 .6
20 .83 200,740 0 .02 (e) – 2 .86 22 .6
4 .15 158,302 0 .02 (e) – 2 .19 12 .3
( 15 .60 ) 178,008 0 .02 (e) – 2 .73 13 .6
22 .16 206,615 0 .02 (e) – 3 .42 14 .2
6 .49 161,907 0 .02 (e) – 2 .11 18 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2030 FUND
Class J shares
2024 $ 11 .23 $ 0 .29 $ 2 .29 $ 2 .58 ( $ 0 .32 ) ( $ 0 .09 ) ( $ 0 .41 ) $ 13 .40
2023 11 .63 0 .16 0 .31 0 .47 ( 0 .17 ) ( 0 .70 ) ( 0 .87 ) 11 .23
2022 14 .78 0 .28 ( 2 .67 ) ( 2 .39 ) ( 0 .32 ) ( 0 .44 ) ( 0 .76 ) 11 .63
2021 12 .32 0 .37 2 .67 3 .04 ( 0 .45 ) ( 0 .13 ) ( 0 .58 ) 14 .78
2020 11 .99 0 .19 0 .57 0 .76 ( 0 .25 ) ( 0 .18 ) ( 0 .43 ) 12 .32
Institutional shares
2024 11 .31 0 .38 2 .24 2 .62 ( 0 .33 ) ( 0 .09 ) ( 0 .42 ) 13 .51
2023 11 .71 0 .19 0 .30 0 .49 ( 0 .19 ) ( 0 .70 ) ( 0 .89 ) 11 .31
2022 14 .86 0 .33 ( 2 .70 ) ( 2 .37 ) ( 0 .34 ) ( 0 .44 ) ( 0 .78 ) 11 .71
2021 12 .38 0 .41 2 .66 3 .07 ( 0 .46 ) ( 0 .13 ) ( 0 .59 ) 14 .86
2020 12 .04 0 .35 0 .44 0 .79 ( 0 .27 ) ( 0 .18 ) ( 0 .45 ) 12 .38
R-6 shares
2024 11 .31 0 .35 2 .27 2 .62 ( 0 .34 ) ( 0 .09 ) ( 0 .43 ) 13 .50
2023 11 .71 0 .20 0 .29 0 .49 ( 0 .19 ) ( 0 .70 ) ( 0 .89 ) 11 .31
2022 14 .86 0 .33 ( 2 .70 ) ( 2 .37 ) ( 0 .34 ) ( 0 .44 ) ( 0 .78 ) 11 .71
2021 12 .37 0 .45 2 .63 3 .08 ( 0 .46 ) ( 0 .13 ) ( 0 .59 ) 14 .86
2020 12 .03 0 .26 0 .53 0 .79 ( 0 .27 ) ( 0 .18 ) ( 0 .45 ) 12 .37

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
23 .35% (b) $ 599,229 0 .15% (c) 0 .16% (d) 2 .29% 28 .9%
4 .25 (b) 317,418 0 .16 (c) 0 .18 (d) 1 .41 11 .5
( 17 .04 ) (b) 203,444 0 .19 (c) 0 .21 (d) 2 .17 16 .7
25 .23 (b) 177,896 0 .20 (c) 0 .22 (d) 2 .61 14 .9
6 .42 (b) 78,987 0 .22 (c) 0 .25 (d) 1 .60 26 .7
23 .54 77,524 0 .05 (e) – 2 .97 28 .9
4 .35 83,006 0 .05 (e) – 1 .65 11 .5
( 16 .87 ) 77,067 0 .05 (e) – 2 .56 16 .7
25 .38 92,984 0 .05 (e) – 2 .93 14 .9
6 .64 60,462 0 .05 (e) – 2 .92 26 .7
23 .49 305,260 0 .02 (e) – 2 .74 28 .9
4 .39 245,018 0 .02 (e) – 1 .70 11 .5
( 16 .84 ) 237,340 0 .02 (e) – 2 .54 16 .7
25 .52 261,855 0 .02 (e) – 3 .23 14 .9
6 .67 194,059 0 .02 (e) – 2 .15 26 .7
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2035 FUND
Class J shares
2024 $ 11 .82 $ 0 .28 $ 2 .65 $ 2 .93 ( $ 0 .31 ) ( $ 0 .11 ) ( $ 0 .42 ) $ 14 .33
2023 12 .20 0 .17 0 .41 0 .58 ( 0 .17 ) ( 0 .79 ) ( 0 .96 ) 11 .82
2022 15 .50 0 .31 ( 2 .88 ) ( 2 .57 ) ( 0 .34 ) ( 0 .39 ) ( 0 .73 ) 12 .20
2021 12 .56 0 .33 3 .14 3 .47 ( 0 .42 ) ( 0 .11 ) ( 0 .53 ) 15 .50
2020 12 .28 0 .18 0 .55 0 .73 ( 0 .26 ) ( 0 .19 ) ( 0 .45 ) 12 .56
Institutional shares
2024 11 .90 0 .36 2 .61 2 .97 ( 0 .32 ) ( 0 .11 ) ( 0 .43 ) 14 .44
2023 12 .28 0 .19 0 .41 0 .60 ( 0 .19 ) ( 0 .79 ) ( 0 .98 ) 11 .90
2022 15 .59 0 .34 ( 2 .90 ) ( 2 .56 ) ( 0 .36 ) ( 0 .39 ) ( 0 .75 ) 12 .28
2021 12 .62 0 .40 3 .12 3 .52 ( 0 .44 ) ( 0 .11 ) ( 0 .55 ) 15 .59
2020 12 .33 0 .28 0 .47 0 .75 ( 0 .27 ) ( 0 .19 ) ( 0 .46 ) 12 .62
R-6 shares
2024 11 .92 0 .33 2 .65 2 .98 ( 0 .33 ) ( 0 .11 ) ( 0 .44 ) 14 .46
2023 12 .30 0 .20 0 .40 0 .60 ( 0 .19 ) ( 0 .79 ) ( 0 .98 ) 11 .92
2022 15 .61 0 .35 ( 2 .91 ) ( 2 .56 ) ( 0 .36 ) ( 0 .39 ) ( 0 .75 ) 12 .30
2021 12 .64 0 .42 3 .10 3 .52 ( 0 .44 ) ( 0 .11 ) ( 0 .55 ) 15 .61
2020 12 .35 0 .25 0 .51 0 .76 ( 0 .28 ) ( 0 .19 ) ( 0 .47 ) 12 .64

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
25 .26% (b) $ 382,526 0 .17% (c) 0 .18% (d) 2 .08% 21 .5%
4 .99 (b) 226,807 0 .17 (c) 0 .19 (d) 1 .37 13 .1
( 17 .38 ) (b) 158,186 0 .20 (c) 0 .22 (d) 2 .27 12 .6
28 .22 (b) 143,236 0 .21 (c) 0 .24 (d) 2 .22 10 .6
5 .94 (b) 60,829 0 .24 (c) 0 .27 (d) 1 .51 14 .3
25 .44 79,917 0 .05 (e) – 2 .61 21 .5
5 .09 77,698 0 .05 (e) – 1 .55 13 .1
( 17 .25 ) 71,210 0 .05 (e) – 2 .50 12 .6
28 .46 79,002 0 .05 (e) – 2 .75 10 .6
6 .15 54,018 0 .05 (e) – 2 .31 14 .3
25 .43 251,756 0 .02 (e) – 2 .40 21 .5
5 .12 183,007 0 .02 (e) – 1 .62 13 .1
( 17 .21 ) 167,461 0 .02 (e) – 2 .55 12 .6
28 .45 180,539 0 .02 (e) – 2 .84 10 .6
6 .17 124,836 0 .02 (e) – 2 .05 14 .3
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2040 FUND
Class J shares
2024 $ 12 .05 $ 0 .25 $ 3 .04 $ 3 .29 ( $ 0 .28 ) ( $ 0 .13 ) ( $ 0 .41 ) $ 14 .93
2023 12 .41 0 .15 0 .51 0 .66 ( 0 .16 ) ( 0 .86 ) ( 1 .02 ) 12 .05
2022 15 .84 0 .30 ( 2 .98 ) ( 2 .68 ) ( 0 .35 ) ( 0 .40 ) ( 0 .75 ) 12 .41
2021 12 .58 0 .30 3 .48 3 .78 ( 0 .38 ) ( 0 .14 ) ( 0 .52 ) 15 .84
2020 12 .34 0 .19 0 .51 0 .70 ( 0 .25 ) ( 0 .21 ) ( 0 .46 ) 12 .58
Institutional shares
2024 12 .14 0 .31 3 .03 3 .34 ( 0 .29 ) ( 0 .13 ) ( 0 .42 ) 15 .06
2023 12 .50 0 .18 0 .50 0 .68 ( 0 .18 ) ( 0 .86 ) ( 1 .04 ) 12 .14
2022 15 .93 0 .36 ( 3 .02 ) ( 2 .66 ) ( 0 .37 ) ( 0 .40 ) ( 0 .77 ) 12 .50
2021 12 .64 0 .36 3 .47 3 .83 ( 0 .40 ) ( 0 .14 ) ( 0 .54 ) 15 .93
2020 12 .40 0 .34 0 .38 0 .72 ( 0 .27 ) ( 0 .21 ) ( 0 .48 ) 12 .64
R-6 shares
2024 12 .16 0 .30 3 .05 3 .35 ( 0 .30 ) ( 0 .13 ) ( 0 .43 ) 15 .08
2023 12 .52 0 .19 0 .49 0 .68 ( 0 .18 ) ( 0 .86 ) ( 1 .04 ) 12 .16
2022 15 .96 0 .35 ( 3 .02 ) ( 2 .67 ) ( 0 .37 ) ( 0 .40 ) ( 0 .77 ) 12 .52
2021 12 .66 0 .38 3 .46 3 .84 ( 0 .40 ) ( 0 .14 ) ( 0 .54 ) 15 .96
2020 12 .41 0 .25 0 .48 0 .73 ( 0 .27 ) ( 0 .21 ) ( 0 .48 ) 12 .66

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
27 .74% (b) $ 420,423 0 .16% (c) 0 .18% (d) 1 .79% 18 .7%
5 .74 (b) 234,630 0 .18 (c) 0 .20 (d) 1 .21 10 .8
( 17 .72 ) (b) 138,511 0 .21 (c) 0 .23 (d) 2 .18 13 .5
30 .64 (b) 115,496 0 .22 (c) 0 .24 (d) 1 .98 12 .9
5 .74 (b) 49,746 0 .26 (c) 0 .29 (d) 1 .60 22 .5
27 .97 75,455 0 .05 (e) – 2 .21 18 .7
5 .83 67,043 0 .05 (e) – 1 .47 10 .8
( 17 .53 ) 58,528 0 .05 (e) – 2 .58 13 .5
30 .90 68,006 0 .05 (e) – 2 .42 12 .9
5 .86 44,657 0 .05 (e) – 2 .75 22 .5
27 .95 284,795 0 .02 (e) – 2 .14 18 .7
5 .86 210,538 0 .02 (e) – 1 .52 10 .8
( 17 .54 ) 187,431 0 .02 (e) – 2 .50 13 .5
30 .97 194,948 0 .02 (e) – 2 .56 12 .9
5 .97 137,469 0 .02 (e) – 2 .08 22 .5
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2045 FUND
Class J shares
2024 $ 12 .42 $ 0 .24 $ 3 .38 $ 3 .62 ( $ 0 .26 ) ( $ 0 .15 ) ( $ 0 .41 ) $ 15 .63
2023 12 .82 0 .15 0 .59 0 .74 ( 0 .16 ) ( 0 .98 ) ( 1 .14 ) 12 .42
2022 16 .35 0 .30 ( 3 .09 ) ( 2 .79 ) ( 0 .37 ) ( 0 .37 ) ( 0 .74 ) 12 .82
2021 12 .71 0 .28 3 .83 4 .11 ( 0 .35 ) ( 0 .12 ) ( 0 .47 ) 16 .35
2020 12 .46 0 .18 0 .52 0 .70 ( 0 .25 ) ( 0 .20 ) ( 0 .45 ) 12 .71
Institutional shares
2024 12 .51 0 .30 3 .36 3 .66 ( 0 .28 ) ( 0 .15 ) ( 0 .43 ) 15 .74
2023 12 .90 0 .18 0 .59 0 .77 ( 0 .18 ) ( 0 .98 ) ( 1 .16 ) 12 .51
2022 16 .44 0 .36 ( 3 .14 ) ( 2 .78 ) ( 0 .39 ) ( 0 .37 ) ( 0 .76 ) 12 .90
2021 12 .77 0 .34 3 .82 4 .16 ( 0 .37 ) ( 0 .12 ) ( 0 .49 ) 16 .44
2020 12 .51 0 .28 0 .45 0 .73 ( 0 .27 ) ( 0 .20 ) ( 0 .47 ) 12 .77
R-6 shares
2024 12 .53 0 .28 3 .39 3 .67 ( 0 .28 ) ( 0 .15 ) ( 0 .43 ) 15 .77
2023 12 .92 0 .18 0 .59 0 .77 ( 0 .18 ) ( 0 .98 ) ( 1 .16 ) 12 .53
2022 16 .46 0 .36 ( 3 .14 ) ( 2 .78 ) ( 0 .39 ) ( 0 .37 ) ( 0 .76 ) 12 .92
2021 12 .79 0 .35 3 .81 4 .16 ( 0 .37 ) ( 0 .12 ) ( 0 .49 ) 16 .46
2020 12 .53 0 .24 0 .49 0 .73 ( 0 .27 ) ( 0 .20 ) ( 0 .47 ) 12 .79

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
29 .59% (b) $ 212,485 0 .18% (c) 0 .19% (d) 1 .65% 20 .2%
6 .18 (b) 125,834 0 .21 (c) 0 .23 (d) 1 .15 10 .8
( 17 .90 ) (b) 86,099 0 .24 (c) 0 .26 (d) 2 .10 15 .9
32 .92 (b) 70,004 0 .26 (c) 0 .28 (d) 1 .81 13 .5
5 .58 (b) 30,151 0 .30 (c) 0 .35 (d) 1 .46 14 .5
29 .69 62,223 0 .05 (e) – 2 .06 20 .2
6 .39 56,859 0 .05 (e) – 1 .38 10 .8
( 17 .75 ) 49,445 0 .05 (e) – 2 .52 15 .9
33 .20 55,809 0 .05 (e) – 2 .22 13 .5
5 .80 36,546 0 .05 (e) – 2 .30 14 .5
29 .76 208,027 0 .02 (e) – 1 .90 20 .2
6 .42 147,185 0 .02 (e) – 1 .39 10 .8
( 17 .71 ) 119,980 0 .02 (e) – 2 .49 15 .9
33 .18 122,476 0 .02 (e) – 2 .30 13 .5
5 .81 82,272 0 .02 (e) – 1 .95 14 .5
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2050 FUND
Class J shares
2024 $ 12 .64 $ 0 .22 $ 3 .64 $ 3 .86 ( $ 0 .24 ) ( $ 0 .16 ) ( $ 0 .40 ) $ 16 .10
2023 12 .98 0 .14 0 .64 0 .78 ( 0 .15 ) ( 0 .97 ) ( 1 .12 ) 12 .64
2022 16 .55 0 .29 ( 3 .14 ) ( 2 .85 ) ( 0 .36 ) ( 0 .36 ) ( 0 .72 ) 12 .98
2021 12 .73 0 .26 4 .02 4 .28 ( 0 .32 ) ( 0 .14 ) ( 0 .46 ) 16 .55
2020 12 .56 0 .17 0 .51 0 .68 ( 0 .25 ) ( 0 .26 ) ( 0 .51 ) 12 .73
Institutional shares
2024 12 .71 0 .27 3 .64 3 .91 ( 0 .26 ) ( 0 .16 ) ( 0 .42 ) 16 .20
2023 13 .05 0 .17 0 .64 0 .81 ( 0 .18 ) ( 0 .97 ) ( 1 .15 ) 12 .71
2022 16 .63 0 .36 ( 3 .19 ) ( 2 .83 ) ( 0 .39 ) ( 0 .36 ) ( 0 .75 ) 13 .05
2021 12 .77 0 .32 4 .02 4 .34 ( 0 .34 ) ( 0 .14 ) ( 0 .48 ) 16 .63
2020 12 .59 0 .36 0 .34 0 .70 ( 0 .26 ) ( 0 .26 ) ( 0 .52 ) 12 .77
R-6 shares
2024 12 .72 0 .26 3 .64 3 .90 ( 0 .26 ) ( 0 .16 ) ( 0 .42 ) 16 .20
2023 13 .05 0 .17 0 .65 0 .82 ( 0 .18 ) ( 0 .97 ) ( 1 .15 ) 12 .72
2022 16 .63 0 .35 ( 3 .17 ) ( 2 .82 ) ( 0 .40 ) ( 0 .36 ) ( 0 .76 ) 13 .05
2021 12 .78 0 .32 4 .01 4 .33 ( 0 .34 ) ( 0 .14 ) ( 0 .48 ) 16 .63
2020 12 .59 0 .23 0 .49 0 .72 ( 0 .27 ) ( 0 .26 ) ( 0 .53 ) 12 .78

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
31 .00% (b) $ 173,862 0 .20% (c) 0 .22% (d) 1 .44% 18 .1%
6 .52 (b) 103,198 0 .23 (c) 0 .25 (d) 1 .05 8 .5
( 18 .01 ) (b) 70,033 0 .26 (c) 0 .28 (d) 2 .05 16 .3
34 .17 (b) 57,162 0 .28 (c) 0 .30 (d) 1 .65 12 .1
5 .36 (b) 25,905 0 .30 (c) 0 .40 (d) 1 .39 26 .5
31 .24 56,693 0 .05 (e) – 1 .78 18 .1
6 .68 46,298 0 .05 (e) – 1 .32 8 .5
( 17 .85 ) 39,987 0 .05 (e) – 2 .47 16 .3
34 .60 43,480 0 .05 (e) – 2 .04 12 .1
5 .58 28,345 0 .05 (e) – 2 .87 26 .5
31 .17 200,935 0 .02 (e) – 1 .72 18 .1
6 .80 139,155 0 .02 (e) – 1 .30 8 .5
( 17 .83 ) 108,293 0 .02 (e) – 2 .45 16 .3
34 .53 105,040 0 .02 (e) – 2 .08 12 .1
5 .68 64,444 0 .02 (e) – 1 .91 26 .5
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2055 FUND
Class J shares
2024 $ 13 .00 $ 0 .20 $ 3 .76 $ 3 .96 ( $ 0 .24 ) ( $ 0 .15 ) ( $ 0 .39 ) $ 16 .57
2023 13 .31 0 .12 0 .68 0 .80 ( 0 .16 ) ( 0 .95 ) ( 1 .11 ) 13 .00
2022 16 .92 0 .29 ( 3 .22 ) ( 2 .93 ) ( 0 .37 ) ( 0 .31 ) ( 0 .68 ) 13 .31
2021 12 .86 0 .21 4 .28 4 .49 ( 0 .30 ) ( 0 .13 ) ( 0 .43 ) 16 .92
2020 12 .67 0 .17 0 .45 0 .62 ( 0 .25 ) ( 0 .18 ) ( 0 .43 ) 12 .86
Institutional shares
2024 13 .10 0 .28 3 .75 4 .03 ( 0 .27 ) ( 0 .15 ) ( 0 .42 ) 16 .71
2023 13 .40 0 .17 0 .66 0 .83 ( 0 .18 ) ( 0 .95 ) ( 1 .13 ) 13 .10
2022 17 .01 0 .36 ( 3 .26 ) ( 2 .90 ) ( 0 .40 ) ( 0 .31 ) ( 0 .71 ) 13 .40
2021 12 .92 0 .28 4 .27 4 .55 ( 0 .33 ) ( 0 .13 ) ( 0 .46 ) 17 .01
2020 12 .71 0 .29 0 .37 0 .66 ( 0 .27 ) ( 0 .18 ) ( 0 .45 ) 12 .92
R-6 shares
2024 13 .13 0 .26 3 .78 4 .04 ( 0 .27 ) ( 0 .15 ) ( 0 .42 ) 16 .75
2023 13 .43 0 .17 0 .67 0 .84 ( 0 .19 ) ( 0 .95 ) ( 1 .14 ) 13 .13
2022 17 .04 0 .35 ( 3 .25 ) ( 2 .90 ) ( 0 .40 ) ( 0 .31 ) ( 0 .71 ) 13 .43
2021 12 .94 0 .30 4 .26 4 .56 ( 0 .33 ) ( 0 .13 ) ( 0 .46 ) 17 .04
2020 12 .72 0 .22 0 .45 0 .67 ( 0 .27 ) ( 0 .18 ) ( 0 .45 ) 12 .94

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
30 .91% (b) $ 106,439 0 .26% (c) 0 .27% (d) 1 .30% 16 .8%
6 .44 (b) 55,536 0 .30 (c) 0 .35 (d) 0 .91 7 .3
( 18 .06 ) (b) 32,146 0 .30 (c) 0 .39 (d) 1 .96 13 .4
35 .47 (b) 24,427 0 .30 (c) 0 .44 (d) 1 .30 9 .1
4 .91 (b) 9,235 0 .30 (c) 0 .73 (d) 1 .34 14 .2
31 .21 37,805 0 .05 (e) – 1 .81 16 .8
6 .70 30,824 0 .05 (e) – 1 .27 7 .3
( 17 .82 ) 24,173 0 .05 (e) – 2 .45 13 .4
35 .76 25,049 0 .05 (e) – 1 .74 9 .1
5 .19 13,916 0 .05 (e) – 2 .30 14 .2
31 .25 125,778 0 .02 (e) – 1 .66 16 .8
6 .72 80,370 0 .02 (e) – 1 .24 7 .3
( 17 .77 ) 55,493 0 .02 (e) – 2 .39 13 .4
35 .79 50,453 0 .02 (e) – 1 .92 9 .1
5 .26 28,721 0 .02 (e) – 1 .78 14 .2
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2060 FUND
Class J shares
2024 $ 13 .39 $ 0 .19 $ 3 .89 $ 4 .08 ( $ 0 .25 ) ( $ 0 .14 ) ( $ 0 .39 ) $ 17 .08
2023 13 .56 0 .12 0 .70 0 .82 ( 0 .16 ) ( 0 .83 ) ( 0 .99 ) 13 .39
2022 17 .18 0 .27 ( 3 .26 ) ( 2 .99 ) ( 0 .38 ) ( 0 .25 ) ( 0 .63 ) 13 .56
2021 12 .97 0 .19 4 .44 4 .63 ( 0 .30 ) ( 0 .12 ) ( 0 .42 ) 17 .18
2020 12 .81 0 .14 0 .49 0 .63 ( 0 .26 ) ( 0 .21 ) ( 0 .47 ) 12 .97
Institutional shares
2024 13 .55 0 .29 3 .88 4 .17 ( 0 .28 ) ( 0 .14 ) ( 0 .42 ) 17 .30
2023 13 .71 0 .17 0 .69 0 .86 ( 0 .19 ) ( 0 .83 ) ( 1 .02 ) 13 .55
2022 17 .33 0 .35 ( 3 .31 ) ( 2 .96 ) ( 0 .41 ) ( 0 .25 ) ( 0 .66 ) 13 .71
2021 13 .07 0 .24 4 .45 4 .69 ( 0 .31 ) ( 0 .12 ) ( 0 .43 ) 17 .33
2020 12 .87 0 .30 0 .38 0 .68 ( 0 .27 ) ( 0 .21 ) ( 0 .48 ) 13 .07
R-6 shares
2024 13 .59 0 .27 3 .92 4 .19 ( 0 .28 ) ( 0 .14 ) ( 0 .42 ) 17 .36
2023 13 .74 0 .17 0 .70 0 .87 ( 0 .19 ) ( 0 .83 ) ( 1 .02 ) 13 .59
2022 17 .37 0 .35 ( 3 .32 ) ( 2 .97 ) ( 0 .41 ) ( 0 .25 ) ( 0 .66 ) 13 .74
2021 13 .09 0 .28 4 .43 4 .71 ( 0 .31 ) ( 0 .12 ) ( 0 .43 ) 17 .37
2020 12 .89 0 .22 0 .46 0 .68 ( 0 .27 ) ( 0 .21 ) ( 0 .48 ) 13 .09

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
30 .91% (b) $ 58,029 0 .30% (c) 0 .37% (d) 1 .21% 17 .4%
6 .47 (b) 27,750 0 .30 (c) 0 .52 (d) 0 .89 7 .6
( 18 .08 ) (b) 15,523 0 .30 (c) 0 .58 (d) 1 .79 13 .8
36 .20 (b) 9,593 0 .30 (c) 0 .82 (d) 1 .16 12 .9
4 .97 (b) 3,203 0 .30 (c) 1 .72 (d) 1 .15 31 .4
31 .22 18,781 0 .05 (e) – 1 .80 17 .4
6 .68 14,276 0 .05 (e) – 1 .23 7 .6
( 17 .80 ) 10,035 0 .05 (e) – 2 .35 13 .8
36 .46 9,423 0 .05 (e) – 1 .48 12 .9
5 .30 4,268 0 .05 (e) – 2 .39 31 .4
31 .29 66,316 0 .02 (e) – 1 .64 17 .4
6 .74 39,797 0 .02 (e) – 1 .20 7 .6
( 17 .81 ) 24,880 0 .02 (e) – 2 .30 13 .8
36 .56 19,773 0 .02 (e) – 1 .70 12 .9
5 .29 9,905 0 .02 (e) – 1 .71 31 .4
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset
Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Tax Return
of Capital
Distribution
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
PRINCIPAL LIFETIME HYBRID 2065 FUND
Class J shares
2024 $ 12 .12 $ 0 .17 $ 3 .52 $ 3 .69 ( $ 0 .23 ) ( $ 0 .11 ) $ – ( $ 0 .34 ) $ 15 .47
2023 12 .20 0 .12 0 .62 0 .74 ( 0 .16 ) ( 0 .66 ) – ( 0 .82 ) 12 .12
2022 15 .22 0 .30 ( 2 .98 ) ( 2 .68 ) ( 0 .34 ) – – ( 0 .34 ) 12 .20
2021 11 .36 0 .17 3 .95 4 .12 ( 0 .25 ) – ( 0 .01 ) ( 0 .26 ) 15 .22
2020 10 .98 0 .15 0 .42 0 .57 ( 0 .19 ) – – ( 0 .19 ) 11 .36
Institutional shares
2024 12 .31 0 .23 3 .56 3 .79 ( 0 .25 ) ( 0 .11 ) – ( 0 .36 ) 15 .74
2023 12 .36 0 .14 0 .64 0 .78 ( 0 .17 ) ( 0 .66 ) – ( 0 .83 ) 12 .31
2022 15 .38 0 .29 ( 2 .96 ) ( 2 .67 ) ( 0 .35 ) – – ( 0 .35 ) 12 .36
2021 11 .45 0 .19 4 .00 4 .19 ( 0 .25 ) – ( 0 .01 ) ( 0 .26 ) 15 .38
2020 11 .03 0 .18 0 .43 0 .61 ( 0 .19 ) – – ( 0 .19 ) 11 .45
R-6 shares
2024 12 .33 0 .23 3 .56 3 .79 ( 0 .25 ) ( 0 .11 ) – ( 0 .36 ) 15 .76
2023 12 .37 0 .13 0 .66 0 .79 ( 0 .17 ) ( 0 .66 ) – ( 0 .83 ) 12 .33
2022 15 .39 0 .28 ( 2 .95 ) ( 2 .67 ) ( 0 .35 ) – – ( 0 .35 ) 12 .37
2021 11 .45 0 .27 3 .93 4 .20 ( 0 .25 ) – ( 0 .01 ) ( 0 .26 ) 15 .39
2020 11 .03 0 .17 0 .44 0 .61 ( 0 .19 ) – – ( 0 .19 ) 11 .45

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
30 .91% (b) $ 20,034 0 .30% (c) 0 .62% (d) 1 .17% 18 .7%
6 .37 (b) 8,800 0 .30 (c) 0 .87 (d) 0 .96 16 .3
( 18 .04 ) (b) 5,632 0 .30 (c) 0 .89 (d) 2 .26 28 .4
36 .67 (b) 5,381 0 .30 (c) 1 .24 (d) 1 .19 31 .3
5 .18 (b) 1,550 0 .30 (c) 3 .26 (d) 1 .34 65 .7
31 .25 3,547 0 .05 (e) – 1 .52 18 .7
6 .67 1,946 0 .05 (e) – 1 .11 16 .3
( 17 .81 ) 1,463 0 .05 (e) – 2 .12 28 .4
37 .00 1,312 0 .05 (e) – 1 .29 31 .3
5 .52 360 0 .05 (e) – 1 .59 65 .7
31 .20 23,393 0 .02 (e) – 1 .56 18 .7
6 .75 12,636 0 .02 (e) – 1 .04 16 .3
( 17 .80 ) 5,956 0 .02 (e) – 2 .07 28 .4
37 .09 3,340 0 .02 (e) – 1 .91 31 .3
5 .52 1,013 0 .02 (e) – 1 .56 65 .7
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2070 FUND
Class J shares
2024 $ 10.15 $ 0.12 $ 3.04 $ 3.16 ( $ 0.20) ( $ 0.01) ( $ 0.21) $ 13.10
2023(e) 10.00 (0.01) 0.16 0.15 – – – 10.15
Institutional shares
2024 10.06 0.10 3.04 3.14 (0.20) (0.01) (0.21) 12.99
2023(e) 10.00 0.01 0.05 0.06 – – – 10.06
R-6 shares
2024 10.07 0.09 3.05 3.14 (0.20) (0.01) (0.21) 13.00
2023(e) 10.00 0.01 0.06 0.07 – – – 10.07

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
31.44% (b) $ 1,164 0.30% (c) 3.97% (d) 0.98% 48.0%
1.50 (b),(f) 355 0.30 (c),(g) 40.52 (d),(g) (0.14) (g) 130.0 (g)
31.53 263 0.05 (h) – 0.76 48.0
0.60 (f) 36 0.05 (g),(h) – 0.10 (g) 130.0 (g)
31.50 2,667 0.02 (h) – 0.74 48.0
0.70 (f) 282 0.02 (g),(h) – 0.16 (g) 130.0 (g)
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Period from March 1, 2023, date operations commenced, through October 31, 2023.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID INCOME FUND
Class J shares
2024 $ 9 .33 $ 0 .29 $ 1 .27 $ 1 .56 ( $ 0 .31 ) ( $ 0 .04 ) ( $ 0 .35 ) $ 10 .54
2023 9 .49 0 .20 0 .10 0 .30 ( 0 .19 ) ( 0 .27 ) ( 0 .46 ) 9 .33
2022 11 .69 0 .23 ( 1 .83 ) ( 1 .60 ) ( 0 .25 ) ( 0 .35 ) ( 0 .60 ) 9 .49
2021 11 .18 0 .39 0 .66 1 .05 ( 0 .50 ) ( 0 .04 ) ( 0 .54 ) 11 .69
2020 10 .84 0 .19 0 .45 0 .64 ( 0 .26 ) ( 0 .04 ) ( 0 .30 ) 11 .18
Institutional shares
2024 9 .38 0 .35 1 .22 1 .57 ( 0 .31 ) ( 0 .04 ) ( 0 .35 ) 10 .60
2023 9 .54 0 .25 0 .07 0 .32 ( 0 .21 ) ( 0 .27 ) ( 0 .48 ) 9 .38
2022 11 .74 0 .29 ( 1 .86 ) ( 1 .57 ) ( 0 .28 ) ( 0 .35 ) ( 0 .63 ) 9 .54
2021 11 .23 0 .43 0 .63 1 .06 ( 0 .51 ) ( 0 .04 ) ( 0 .55 ) 11 .74
2020 10 .88 0 .27 0 .40 0 .67 ( 0 .28 ) ( 0 .04 ) ( 0 .32 ) 11 .23
R-6 shares
2024 9 .40 0 .33 1 .25 1 .58 ( 0 .32 ) ( 0 .04 ) ( 0 .36 ) 10 .62
2023 9 .56 0 .26 0 .06 0 .32 ( 0 .21 ) ( 0 .27 ) ( 0 .48 ) 9 .40
2022 11 .76 0 .27 ( 1 .84 ) ( 1 .57 ) ( 0 .28 ) ( 0 .35 ) ( 0 .63 ) 9 .56
2021 11 .24 0 .52 0 .56 1 .08 ( 0 .52 ) ( 0 .04 ) ( 0 .56 ) 11 .76
2020 10 .89 0 .26 0 .41 0 .67 ( 0 .28 ) ( 0 .04 ) ( 0 .32 ) 11 .24

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
16 .97% (b) $ 111,227 0 .19% (c) 0 .21% (d) 2 .84% 24 .1%
3 .27 (b) 69,130 0 .17 (c) 0 .19 (d) 2 .10 20 .7
( 14 .39 ) (b) 42,296 0 .26 (c) 0 .28 (d) 2 .23 31 .5
9 .56 (b) 33,456 0 .28 (c) 0 .30 (d) 3 .38 20 .6
6 .01 (b) 18,439 0 .30 (c) 0 .43 (d) 1 .72 34 .6
17 .08 8,420 0 .05 (e) – 3 .44 24 .1
3 .42 10,053 0 .05 (e) – 2 .54 20 .7
( 14 .17 ) 11,474 0 .05 (e) – 2 .76 31 .5
9 .69 17,255 0 .05 (e) – 3 .74 20 .6
6 .27 12,454 0 .05 (e) – 2 .45 34 .6
17 .07 40,075 0 .02 (e) – 3 .18 24 .1
3 .45 25,367 0 .02 (e) – 2 .65 20 .7
( 14 .13 ) 33,623 0 .02 (e) – 2 .61 31 .5
9 .78 34,760 0 .02 (e) – 4 .48 20 .6
6 .27 33,148 0 .02 (e) – 2 .42 34 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Class A shares
2024 $ 10 .31 $ 0 .32 $ 1 .35 $ 1 .67 ( $ 0 .25 ) $ – ( $ 0 .25 ) $ 11 .73
2023 10 .46 0 .26 0 .08 0 .34 ( 0 .24 ) ( 0 .25 ) ( 0 .49 ) 10 .31
2022 13 .24 0 .31 ( 2 .18 ) ( 1 .87 ) ( 0 .31 ) ( 0 .60 ) ( 0 .91 ) 10 .46
2021 12 .51 0 .22 0 .95 1 .17 ( 0 .22 ) ( 0 .22 ) ( 0 .44 ) 13 .24
2020 12 .43 0 .25 0 .43 0 .68 ( 0 .27 ) ( 0 .33 ) ( 0 .60 ) 12 .51
Class J shares
2024 10 .14 0 .33 1 .33 1 .66 ( 0 .27 ) – ( 0 .27 ) 11 .53
2023 10 .29 0 .26 0 .10 0 .36 ( 0 .26 ) ( 0 .25 ) ( 0 .51 ) 10 .14
2022 13 .04 0 .32 ( 2 .15 ) ( 1 .83 ) ( 0 .32 ) ( 0 .60 ) ( 0 .92 ) 10 .29
2021 12 .33 0 .23 0 .94 1 .17 ( 0 .24 ) ( 0 .22 ) ( 0 .46 ) 13 .04
2020 12 .26 0 .26 0 .43 0 .69 ( 0 .29 ) ( 0 .33 ) ( 0 .62 ) 12 .33
Institutional shares
2024 10 .21 0 .35 1 .34 1 .69 ( 0 .28 ) – ( 0 .28 ) 11 .62
2023 10 .37 0 .30 0 .08 0 .38 ( 0 .29 ) ( 0 .25 ) ( 0 .54 ) 10 .21
2022 13 .13 0 .36 ( 2 .17 ) ( 1 .81 ) ( 0 .35 ) ( 0 .60 ) ( 0 .95 ) 10 .37
2021 12 .41 0 .26 0 .94 1 .20 ( 0 .26 ) ( 0 .22 ) ( 0 .48 ) 13 .13
2020 12 .34 0 .28 0 .44 0 .72 ( 0 .32 ) ( 0 .33 ) ( 0 .65 ) 12 .41
R-1 shares
2024 10 .22 0 .25 1 .35 1 .60 ( 0 .21 ) – ( 0 .21 ) 11 .61
2023 10 .37 0 .20 0 .09 0 .29 ( 0 .19 ) ( 0 .25 ) ( 0 .44 ) 10 .22
2022 13 .11 0 .25 ( 2 .17 ) ( 1 .92 ) ( 0 .22 ) ( 0 .60 ) ( 0 .82 ) 10 .37
2021 12 .40 0 .16 0 .92 1 .08 ( 0 .15 ) ( 0 .22 ) ( 0 .37 ) 13 .11
2020 12 .32 0 .19 0 .43 0 .62 ( 0 .21 ) ( 0 .33 ) ( 0 .54 ) 12 .40
R-3 shares
2024 10 .10 0 .29 1 .32 1 .61 ( 0 .23 ) – ( 0 .23 ) 11 .48
2023 10 .25 0 .23 0 .09 0 .32 ( 0 .22 ) ( 0 .25 ) ( 0 .47 ) 10 .10
2022 12 .99 0 .29 ( 2 .16 ) ( 1 .87 ) ( 0 .27 ) ( 0 .60 ) ( 0 .87 ) 10 .25
2021 12 .27 0 .19 0 .94 1 .13 ( 0 .19 ) ( 0 .22 ) ( 0 .41 ) 12 .99
2020 12 .20 0 .22 0 .42 0 .64 ( 0 .24 ) ( 0 .33 ) ( 0 .57 ) 12 .27
R-4 shares
2024 10 .13 0 .31 1 .33 1 .64 ( 0 .25 ) – ( 0 .25 ) 11 .52
2023 10 .29 0 .25 0 .08 0 .33 ( 0 .24 ) ( 0 .25 ) ( 0 .49 ) 10 .13
2022 13 .03 0 .32 ( 2 .16 ) ( 1 .84 ) ( 0 .30 ) ( 0 .60 ) ( 0 .90 ) 10 .29
2021 12 .32 0 .21 0 .94 1 .15 ( 0 .22 ) ( 0 .22 ) ( 0 .44 ) 13 .03
2020 12 .24 0 .24 0 .43 0 .67 ( 0 .26 ) ( 0 .33 ) ( 0 .59 ) 12 .32
R-5 shares
2024 10 .20 0 .33 1 .34 1 .67 ( 0 .26 ) – ( 0 .26 ) 11 .61
2023 10 .36 0 .27 0 .08 0 .35 ( 0 .26 ) ( 0 .25 ) ( 0 .51 ) 10 .20
2022 13 .12 0 .33 ( 2 .18 ) ( 1 .85 ) ( 0 .31 ) ( 0 .60 ) ( 0 .91 ) 10 .36
2021 12 .39 0 .24 0 .94 1 .18 ( 0 .23 ) ( 0 .22 ) ( 0 .45 ) 13 .12
2020 12 .32 0 .26 0 .43 0 .69 ( 0 .29 ) ( 0 .33 ) ( 0 .62 ) 12 .39

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
16 .36% (b) $ 37,093 0 .37% (c) – % 2 .80% 26 .7%
3 .28 (b) 35,755 0 .38 (c) – 2 .43 11 .8
( 15 .14 ) (b) 16,425 0 .38 (c) – 2 .72 33 .6
9 .45 (b) 19,902 0 .38 (c) – 1 .66 35 .0
5 .70 (b) 16,214 0 .38 (c) – 2 .01 31 .0
16 .54 (b) 237,493 0 .16 (d) 0 .18 (e) 2 .98 26 .7
3 .53 (b) 213,892 0 .19 (d) 0 .21 (e) 2 .51 11 .8
( 15 .02 ) (b) 58,048 0 .23 (d) 0 .25 (e) 2 .87 33 .6
9 .61 (b) 71,811 0 .22 (d) 0 .24 (e) 1 .84 35 .0
5 .87 (b) 65,404 0 .22 (d) 0 .25 (e) 2 .18 31 .0
16 .76 468,789 0 .00 (c) – 3 .16 26 .7
3 .64 464,413 0 .02 – 2 .82 11 .8
( 14 .82 ) 237,065 0 .02 – 3 .12 33 .6
9 .83 337,718 0 .02 – 2 .04 35 .0
6 .06 313,363 0 .02 – 2 .35 31 .0
15 .78 4,524 0 .89 – 2 .26 26 .7
2 .78 4,275 0 .89 – 1 .89 11 .8
( 15 .58 ) 1,686 0 .89 – 2 .21 33 .6
8 .82 2,173 0 .89 – 1 .22 35 .0
5 .22 2,298 0 .89 – 1 .55 31 .0
16 .12 17,650 0 .58 – 2 .60 26 .7
3 .11 19,003 0 .58 – 2 .20 11 .8
( 15 .36 ) 7,731 0 .58 – 2 .56 33 .6
9 .31 10,552 0 .58 – 1 .51 35 .0
5 .45 11,439 0 .58 – 1 .86 31 .0
16 .36 7,442 0 .39 – 2 .79 26 .7
3 .20 7,279 0 .39 – 2 .42 11 .8
( 15 .12 ) 3,546 0 .39 – 2 .81 33 .6
9 .41 5,143 0 .39 – 1 .67 35 .0
5 .69 5,101 0 .39 – 2 .03 31 .0
16 .54 18,000 0 .27 – 2 .94 26 .7
3 .35 20,170 0 .27 – 2 .58 11 .8
( 15 .07 ) 10,147 0 .27 – 2 .90 33 .6
9 .64 13,279 0 .27 – 1 .84 35 .0
5 .79 16,430 0 .27 – 2 .14 31 .0
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset
Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Tax Return
of Capital
Distribution
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
REAL ESTATE SECURITIES FUND
Class A shares
2024 $ 23 .39 $ 0 .54 $ 6 .63 $ 7 .17 ( $ 0 .54 ) ( $ 0 .08 ) $ – ( $ 0 .62 ) $ 29 .94
2023 25 .62 0 .53 ( 1 .88 ) ( 1 .35 ) ( 0 .54 ) ( 0 .26 ) ( 0 .08 ) ( 0 .88 ) 23 .39
2022 33 .58 0 .32 ( 6 .82 ) ( 6 .50 ) ( 0 .35 ) ( 1 .11 ) – ( 1 .46 ) 25 .62
2021 23 .53 0 .26 10 .41 10 .67 ( 0 .30 ) ( 0 .32 ) – ( 0 .62 ) 33 .58
2020 28 .63 0 .33 ( 4 .75 ) ( 4 .42 ) ( 0 .52 ) ( 0 .16 ) – ( 0 .68 ) 23 .53
Class C shares
2024 22 .91 0 .30 6 .50 6 .80 ( 0 .31 ) ( 0 .08 ) – ( 0 .39 ) 29 .32
2023 25 .11 0 .30 ( 1 .85 ) ( 1 .55 ) ( 0 .33 ) ( 0 .26 ) ( 0 .06 ) ( 0 .65 ) 22 .91
2022 32 .93 0 .08 ( 6 .68 ) ( 6 .60 ) ( 0 .11 ) ( 1 .11 ) – ( 1 .22 ) 25 .11
2021 23 .08 0 .05 10 .20 10 .25 ( 0 .08 ) ( 0 .32 ) – ( 0 .40 ) 32 .93
2020 28 .08 0 .14 ( 4 .67 ) ( 4 .53 ) ( 0 .31 ) ( 0 .16 ) – ( 0 .47 ) 23 .08
Class J shares
2024 22 .55 0 .56 6 .39 6 .95 ( 0 .58 ) ( 0 .08 ) – ( 0 .66 ) 28 .84
2023 24 .75 0 .54 ( 1 .83 ) ( 1 .29 ) ( 0 .56 ) ( 0 .26 ) ( 0 .09 ) ( 0 .91 ) 22 .55
2022 32 .49 0 .35 ( 6 .59 ) ( 6 .24 ) ( 0 .39 ) ( 1 .11 ) – ( 1 .50 ) 24 .75
2021 22 .79 0 .28 10 .08 10 .36 ( 0 .34 ) ( 0 .32 ) – ( 0 .66 ) 32 .49
2020 27 .76 0 .36 ( 4 .62 ) ( 4 .26 ) ( 0 .55 ) ( 0 .16 ) – ( 0 .71 ) 22 .79
Institutional shares
2024 23 .40 0 .63 6 .64 7 .27 ( 0 .63 ) ( 0 .08 ) – ( 0 .71 ) 29 .96
2023 25 .65 0 .63 ( 1 .90 ) ( 1 .27 ) ( 0 .62 ) ( 0 .26 ) ( 0 .10 ) ( 0 .98 ) 23 .40
2022 33 .61 0 .42 ( 6 .82 ) ( 6 .40 ) ( 0 .45 ) ( 1 .11 ) – ( 1 .56 ) 25 .65
2021 23 .55 0 .32 10 .46 10 .78 ( 0 .40 ) ( 0 .32 ) – ( 0 .72 ) 33 .61
2020 28 .66 0 .42 ( 4 .77 ) ( 4 .35 ) ( 0 .60 ) ( 0 .16 ) – ( 0 .76 ) 23 .55
R-1 shares
2024 23 .07 0 .40 6 .53 6 .93 ( 0 .41 ) ( 0 .08 ) – ( 0 .49 ) 29 .51
2023 25 .29 0 .41 ( 1 .86 ) ( 1 .45 ) ( 0 .44 ) ( 0 .26 ) ( 0 .07 ) ( 0 .77 ) 23 .07
2022 33 .15 0 .17 ( 6 .72 ) ( 6 .55 ) ( 0 .20 ) ( 1 .11 ) – ( 1 .31 ) 25 .29
2021 23 .24 0 .11 10 .29 10 .40 ( 0 .17 ) ( 0 .32 ) – ( 0 .49 ) 33 .15
2020 28 .26 0 .23 ( 4 .70 ) ( 4 .47 ) ( 0 .39 ) ( 0 .16 ) – ( 0 .55 ) 23 .24

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
30 .84% (b) $ 203,180 1 .19% – % 1 .98% 31 .2%
( 5 .50 ) (b) 182,522 1 .22 – 2 .06 16 .1
( 20 .14 ) (b) 283,213 1 .20 – 1 .05 18 .7
45 .87 (b) 348,715 1 .21 – 0 .88 31 .0
( 15 .56 ) (b) 286,896 1 .24 – 1 .33 35 .1
29 .76 (b) 16,854 2 .05 – 1 .14 31 .2
( 6 .34 ) (b) 18,401 2 .10 – 1 .19 16 .1
( 20 .76 ) (b) 27,677 1 .99 – 0 .25 18 .7
44 .73 (b) ,(c) 40,295 1 .99 – 0 .16 31 .0
( 16 .21 ) (b) ,(c) 34,198 2 .02 – 0 .55 35 .1
31 .00 (b) 138,374 1 .06 (d) 1 .08 (e) 2 .10 31 .2
( 5 .44 ) (b) 119,508 1 .13 (d) 1 .15 (e) 2 .15 16 .1
( 20 .04 ) (b) ,(c) 139,555 1 .07 (d) 1 .09 (e) 1 .18 18 .7
46 .09 (b) ,(c) 185,393 1 .08 (d) 1 .10 (e) 1 .00 31 .0
( 15 .45 ) (b) 134,897 1 .10 (d) 1 .13 (e) 1 .46 35 .1
31 .30 3,810,831 0 .86 (f) – 2 .30 31 .2
( 5 .19 ) 2,867,558 0 .86 (f) – 2 .42 16 .1
( 19 .85 ) 3,291,840 0 .86 (f) – 1 .39 18 .7
46 .34 3,930,727 0 .89 (f) – 1 .06 31 .0
( 15 .27 ) 2,160,526 0 .91 (f) – 1 .66 35 .1
30 .19 2,073 1 .68 – 1 .49 31 .2
( 5 .94 ) 1,939 1 .68 – 1 .61 16 .1
( 20 .49 ) 2,230 1 .68 – 0 .57 18 .7
45 .20 2,955 1 .68 – 0 .37 31 .0
( 15 .94 ) 2,141 1 .68 – 0 .90 35 .1
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset
Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Tax Return
of Capital
Distribution
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
REAL ESTATE SECURITIES FUND
R-3 shares
2024 $ 22 .69 $ 0 .48 $ 6 .43 $ 6 .91 ( $ 0 .50 ) ( $ 0 .08 ) $ – ( $ 0 .58 ) $ 29 .02
2023 24 .89 0 .48 ( 1 .83 ) ( 1 .35 ) ( 0 .51 ) ( 0 .26 ) ( 0 .08 ) ( 0 .85 ) 22 .69
2022 32 .66 0 .26 ( 6 .62 ) ( 6 .36 ) ( 0 .30 ) ( 1 .11 ) – ( 1 .41 ) 24 .89
2021 22 .91 0 .17 10 .17 10 .34 ( 0 .27 ) ( 0 .32 ) – ( 0 .59 ) 32 .66
2020 27 .89 0 .29 ( 4 .63 ) ( 4 .34 ) ( 0 .48 ) ( 0 .16 ) – ( 0 .64 ) 22 .91
R-4 shares
2024 22 .39 0 .52 6 .35 6 .87 ( 0 .55 ) ( 0 .08 ) – ( 0 .63 ) 28 .63
2023 24 .57 0 .51 ( 1 .80 ) ( 1 .29 ) ( 0 .54 ) ( 0 .26 ) ( 0 .09 ) ( 0 .89 ) 22 .39
2022 32 .26 0 .32 ( 6 .54 ) ( 6 .22 ) ( 0 .36 ) ( 1 .11 ) – ( 1 .47 ) 24 .57
2021 22 .63 0 .27 10 .00 10 .27 ( 0 .32 ) ( 0 .32 ) – ( 0 .64 ) 32 .26
2020 27 .57 0 .34 ( 4 .59 ) ( 4 .25 ) ( 0 .53 ) ( 0 .16 ) – ( 0 .69 ) 22 .63
R-5 shares
2024 22 .44 0 .56 6 .35 6 .91 ( 0 .58 ) ( 0 .08 ) – ( 0 .66 ) 28 .69
2023 24 .63 0 .55 ( 1 .81 ) ( 1 .26 ) ( 0 .58 ) ( 0 .26 ) ( 0 .09 ) ( 0 .93 ) 22 .44
2022 32 .34 0 .35 ( 6 .56 ) ( 6 .21 ) ( 0 .39 ) ( 1 .11 ) – ( 1 .50 ) 24 .63
2021 22 .68 0 .29 10 .04 10 .33 ( 0 .35 ) ( 0 .32 ) – ( 0 .67 ) 32 .34
2020 27 .63 0 .37 ( 4 .59 ) ( 4 .22 ) ( 0 .57 ) ( 0 .16 ) – ( 0 .73 ) 22 .68
R-6 shares
2024 23 .39 0 .65 6 .63 7 .28 ( 0 .65 ) ( 0 .08 ) – ( 0 .73 ) 29 .94
2023 25 .64 0 .64 ( 1 .89 ) ( 1 .25 ) ( 0 .64 ) ( 0 .26 ) ( 0 .10 ) ( 1 .00 ) 23 .39
2022 33 .60 0 .45 ( 6 .83 ) ( 6 .38 ) ( 0 .47 ) ( 1 .11 ) – ( 1 .58 ) 25 .64
2021 23 .55 0 .40 10 .39 10 .79 ( 0 .42 ) ( 0 .32 ) – ( 0 .74 ) 33 .60
2020 28 .66 0 .44 ( 4 .76 ) ( 4 .32 ) ( 0 .63 ) ( 0 .16 ) – ( 0 .79 ) 23 .55

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
30 .61% $ 29,609 1 .37% 1 .80% 31 .2%
( 5 .65 ) 26,311 1 .37 1 .92 16 .1
( 20 .26 ) 33,778 1 .37 0 .88 18 .7
45 .63 46,314 1 .37 0 .59 31 .0
( 15 .66 ) 28,733 1 .37 1 .19 35 .1
30 .87 11,816 1 .18 1 .99 31 .2
( 5 .49 ) 11,008 1 .18 2 .04 16 .1
( 20 .10 ) 22,634 1 .18 1 .08 18 .7
45 .92 31,739 1 .18 0 .95 31 .0
( 15 .51 ) 24,909 1 .18 1 .39 35 .1
31 .00 76,319 1 .06 2 .14 31 .2
( 5 .35 ) 75,824 1 .06 2 .22 16 .1
( 20 .01 ) 87,270 1 .06 1 .19 18 .7
46 .10 114,006 1 .06 1 .04 31 .0
( 15 .40 ) 105,340 1 .06 1 .51 35 .1
31 .33 2,327,404 0 .81 2 .36 31 .2
( 5 .14 ) 1,849,047 0 .81 2 .47 16 .1
( 19 .79 ) 1,854,169 0 .80 1 .46 18 .7
46 .43 2,045,827 0 .80 (b) 1 .38 31 .0
( 15 .18 ) 1,643,165 0 .81 (b) 1 .75 35 .1
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM BALANCED PORTFOLIO
Class A shares
2024 $ 13 .81 $ 0 .29 $ 3 .13 $ 3 .42 ( $ 0 .27 ) $ – ( $ 0 .27 ) $ 16 .96
2023 14 .16 0 .24 0 .51 0 .75 ( 0 .23 ) ( 0 .87 ) ( 1 .10 ) 13 .81
2022 18 .95 0 .32 ( 3 .38 ) ( 3 .06 ) ( 0 .30 ) ( 1 .43 ) ( 1 .73 ) 14 .16
2021 15 .64 0 .20 3 .58 3 .78 ( 0 .19 ) ( 0 .28 ) ( 0 .47 ) 18 .95
2020 15 .73 0 .25 0 .25 0 .50 ( 0 .23 ) ( 0 .36 ) ( 0 .59 ) 15 .64
Class C shares
2024 13 .44 0 .17 3 .05 3 .22 ( 0 .15 ) – ( 0 .15 ) 16 .51
2023 13 .81 0 .13 0 .48 0 .61 ( 0 .11 ) ( 0 .87 ) ( 0 .98 ) 13 .44
2022 18 .53 0 .20 ( 3 .30 ) ( 3 .10 ) ( 0 .19 ) ( 1 .43 ) ( 1 .62 ) 13 .81
2021 15 .36 0 .06 3 .51 3 .57 ( 0 .12 ) ( 0 .28 ) ( 0 .40 ) 18 .53
2020 15 .46 0 .14 0 .24 0 .38 ( 0 .12 ) ( 0 .36 ) ( 0 .48 ) 15 .36
Class J shares
2024 13 .15 0 .30 2 .99 3 .29 ( 0 .30 ) – ( 0 .30 ) 16 .14
2023 13 .54 0 .25 0 .48 0 .73 ( 0 .25 ) ( 0 .87 ) ( 1 .12 ) 13 .15
2022 18 .20 0 .32 ( 3 .22 ) ( 2 .90 ) ( 0 .33 ) ( 1 .43 ) ( 1 .76 ) 13 .54
2021 15 .05 0 .22 3 .43 3 .65 ( 0 .22 ) ( 0 .28 ) ( 0 .50 ) 18 .20
2020 15 .15 0 .27 0 .25 0 .52 ( 0 .26 ) ( 0 .36 ) ( 0 .62 ) 15 .05
Institutional shares
2024 13 .49 0 .33 3 .07 3 .40 ( 0 .32 ) – ( 0 .32 ) 16 .57
2023 13 .86 0 .27 0 .50 0 .77 ( 0 .27 ) ( 0 .87 ) ( 1 .14 ) 13 .49
2022 18 .60 0 .37 ( 3 .32 ) ( 2 .95 ) ( 0 .36 ) ( 1 .43 ) ( 1 .79 ) 13 .86
2021 15 .36 0 .25 3 .52 3 .77 ( 0 .25 ) ( 0 .28 ) ( 0 .53 ) 18 .60
2020 15 .45 0 .29 0 .26 0 .55 ( 0 .28 ) ( 0 .36 ) ( 0 .64 ) 15 .36

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
24 .93% (b) $ 2,156,725 0 .59% – % 1 .79% 17 .3%
5 .44 (b) 1,897,327 0 .62 – 1 .66 26 .1
( 17 .52 ) (b) 1,965,970 0 .60 – 1 .98 50 .4
24 .55 (b) 2,523,065 0 .59 – 1 .11 31 .3
3 .26 (b) 2,060,672 0 .61 – 1 .64 17 .3
24 .04 (b) 115,518 1 .37 – 1 .07 17 .3
4 .59 (b) 130,921 1 .40 – 0 .93 26 .1
( 18 .16 ) (b) 174,776 1 .38 – 1 .26 50 .4
23 .57 (b) 281,665 1 .37 – 0 .37 31 .3
2 .48 (b) 322,006 1 .38 – 0 .90 17 .3
25 .20 (b) 1,594,700 0 .42 (c) 0 .44 (d) 1 .93 17 .3
5 .59 (b) 1,263,792 0 .44 (c) 0 .46 (d) 1 .82 26 .1
( 17 .39 ) (b) 1,158,071 0 .45 (c) 0 .47 (d) 2 .11 50 .4
24 .65 (b) 1,336,353 0 .44 (c) 0 .47 (d) 1 .25 31 .3
3 .51 (b) 1,071,910 0 .44 (c) 0 .47 (d) 1 .80 17 .3
25 .38 688,003 0 .29 – 2 .08 17 .3
5 .75 642,053 0 .30 – 1 .96 26 .1
( 17 .32 ) 649,784 0 .29 – 2 .34 50 .4
24 .93 896,603 0 .28 – 1 .42 31 .3
3 .66 747,015 0 .30 – 1 .95 17 .3
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM BALANCED PORTFOLIO
R-1 shares
2024 $ 13 .44 $ 0 .20 $ 3 .05 $ 3 .25 ( $ 0 .19 ) $ – ( $ 0 .19 ) $ 16 .50
2023 13 .81 0 .16 0 .49 0 .65 ( 0 .15 ) ( 0 .87 ) ( 1 .02 ) 13 .44
2022 18 .53 0 .22 ( 3 .29 ) ( 3 .07 ) ( 0 .22 ) ( 1 .43 ) ( 1 .65 ) 13 .81
2021 15 .35 0 .10 3 .50 3 .60 ( 0 .14 ) ( 0 .28 ) ( 0 .42 ) 18 .53
2020 15 .41 0 .17 0 .28 0 .45 ( 0 .15 ) ( 0 .36 ) ( 0 .51 ) 15 .35
R-3 shares
2024 13 .42 0 .24 3 .06 3 .30 ( 0 .24 ) – ( 0 .24 ) 16 .48
2023 13 .80 0 .19 0 .49 0 .68 ( 0 .19 ) ( 0 .87 ) ( 1 .06 ) 13 .42
2022 18 .51 0 .29 ( 3 .30 ) ( 3 .01 ) ( 0 .27 ) ( 1 .43 ) ( 1 .70 ) 13 .80
2021 15 .31 0 .15 3 .50 3 .65 ( 0 .17 ) ( 0 .28 ) ( 0 .45 ) 18 .51
2020 15 .40 0 .21 0 .26 0 .47 ( 0 .20 ) ( 0 .36 ) ( 0 .56 ) 15 .31
R-4 shares
2024 13 .48 0 .27 3 .06 3 .33 ( 0 .26 ) – ( 0 .26 ) 16 .55
2023 13 .85 0 .22 0 .50 0 .72 ( 0 .22 ) ( 0 .87 ) ( 1 .09 ) 13 .48
2022 18 .57 0 .27 ( 3 .27 ) ( 3 .00 ) ( 0 .29 ) ( 1 .43 ) ( 1 .72 ) 13 .85
2021 15 .34 0 .19 3 .51 3 .70 ( 0 .19 ) ( 0 .28 ) ( 0 .47 ) 18 .57
2020 15 .44 0 .23 0 .26 0 .49 ( 0 .23 ) ( 0 .36 ) ( 0 .59 ) 15 .34
R-5 shares
2024 13 .47 0 .30 3 .05 3 .35 ( 0 .28 ) – ( 0 .28 ) 16 .54
2023 13 .84 0 .24 0 .50 0 .74 ( 0 .24 ) ( 0 .87 ) ( 1 .11 ) 13 .47
2022 18 .56 0 .32 ( 3 .29 ) ( 2 .97 ) ( 0 .32 ) ( 1 .43 ) ( 1 .75 ) 13 .84
2021 15 .33 0 .20 3 .52 3 .72 ( 0 .21 ) ( 0 .28 ) ( 0 .49 ) 18 .56
2020 15 .43 0 .25 0 .25 0 .50 ( 0 .24 ) ( 0 .36 ) ( 0 .60 ) 15 .33

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
24 .28% $ 2,020 1 .16% 1 .26% 17 .3%
4 .84 1,890 1 .16 1 .17 26 .1
( 17 .99 ) 2,220 1 .16 1 .41 50 .4
23 .78 2,607 1 .15 0 .58 31 .3
2 .93 2,364 1 .16 1 .16 17 .3
24 .70 23,739 0 .85 1 .51 17 .3
5 .12 19,264 0 .85 1 .40 26 .1
( 17 .71 ) 18,236 0 .85 1 .83 50 .4
24 .17 27,419 0 .84 0 .84 31 .3
3 .08 22,790 0 .85 1 .42 17 .3
24 .89 11,603 0 .66 1 .69 17 .3
5 .37 9,177 0 .66 1 .60 26 .1
( 17 .56 ) 9,913 0 .66 1 .72 50 .4
24 .45 11,619 0 .65 1 .09 31 .3
3 .20 12,631 0 .66 1 .56 17 .3
25 .04 25,389 0 .54 1 .92 17 .3
5 .51 29,840 0 .54 1 .74 26 .1
( 17 .45 ) 29,709 0 .54 2 .05 50 .4
24 .60 37,892 0 .53 1 .15 31 .3
3 .33 30,863 0 .54 1 .69 17 .3
(a) Calculated based on average shares outstanding during the period.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE BALANCED PORTFOLIO
Class A shares
2024 $ 10 .73 $ 0 .29 $ 1 .82 $ 2 .11 ( $ 0 .28 ) $ – ( $ 0 .28 ) $ 12 .56
2023 10 .85 0 .23 0 .14 0 .37 ( 0 .22 ) ( 0 .27 ) ( 0 .49 ) 10 .73
2022 13 .95 0 .26 ( 2 .41 ) ( 2 .15 ) ( 0 .25 ) ( 0 .70 ) ( 0 .95 ) 10 .85
2021 12 .17 0 .19 1 .92 2 .11 ( 0 .19 ) ( 0 .14 ) ( 0 .33 ) 13 .95
2020 12 .16 0 .22 0 .17 0 .39 ( 0 .22 ) ( 0 .16 ) ( 0 .38 ) 12 .17
Class C shares
2024 10 .59 0 .21 1 .79 2 .00 ( 0 .19 ) – ( 0 .19 ) 12 .40
2023 10 .71 0 .15 0 .13 0 .28 ( 0 .13 ) ( 0 .27 ) ( 0 .40 ) 10 .59
2022 13 .78 0 .16 ( 2 .38 ) ( 2 .22 ) ( 0 .15 ) ( 0 .70 ) ( 0 .85 ) 10 .71
2021 12 .03 0 .09 1 .90 1 .99 ( 0 .10 ) ( 0 .14 ) ( 0 .24 ) 13 .78
2020 12 .02 0 .14 0 .16 0 .30 ( 0 .13 ) ( 0 .16 ) ( 0 .29 ) 12 .03
Class J shares
2024 10 .54 0 .30 1 .81 2 .11 ( 0 .31 ) – ( 0 .31 ) 12 .34
2023 10 .67 0 .24 0 .14 0 .38 ( 0 .24 ) ( 0 .27 ) ( 0 .51 ) 10 .54
2022 13 .74 0 .27 ( 2 .37 ) ( 2 .10 ) ( 0 .27 ) ( 0 .70 ) ( 0 .97 ) 10 .67
2021 11 .99 0 .21 1 .89 2 .10 ( 0 .21 ) ( 0 .14 ) ( 0 .35 ) 13 .74
2020 11 .99 0 .24 0 .16 0 .40 ( 0 .24 ) ( 0 .16 ) ( 0 .40 ) 11 .99
Institutional shares
2024 10 .59 0 .32 1 .80 2 .12 ( 0 .32 ) – ( 0 .32 ) 12 .39
2023 10 .71 0 .26 0 .15 0 .41 ( 0 .26 ) ( 0 .27 ) ( 0 .53 ) 10 .59
2022 13 .79 0 .29 ( 2 .38 ) ( 2 .09 ) ( 0 .29 ) ( 0 .70 ) ( 0 .99 ) 10 .71
2021 12 .03 0 .23 1 .90 2 .13 ( 0 .23 ) ( 0 .14 ) ( 0 .37 ) 13 .79
2020 12 .04 0 .26 0 .15 0 .41 ( 0 .26 ) ( 0 .16 ) ( 0 .42 ) 12 .03

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
19 .85% (b) $ 525,205 0 .60% – % 2 .43% 19 .9%
3 .42 (b) 492,836 0 .62 – 2 .06 25 .5
( 16 .39 ) (b) 521,254 0 .61 – 2 .11 55 .3
17 .49 (b) 650,919 0 .60 – 1 .41 29 .9
3 .28 (b) 545,903 0 .61 – 1 .87 19 .4
18 .94 (b) 38,812 1 .38 – 1 .75 19 .9
2 .58 (b) 47,961 1 .42 – 1 .33 25 .5
( 17 .06 ) (b) 70,882 1 .38 – 1 .37 55 .3
16 .66 (b) 114,412 1 .37 – 0 .66 29 .9
2 .50 (b) 137,283 1 .37 – 1 .14 19 .4
20 .13 (b) 1,040,737 0 .43 (c) 0 .44 (d) 2 .57 19 .9
3 .57 (b) 852,351 0 .44 (c) 0 .46 (d) 2 .22 25 .5
( 16 .28 ) (b) 776,202 0 .45 (c) 0 .47 (d) 2 .25 55 .3
17 .69 (b) 869,500 0 .44 (c) 0 .47 (d) 1 .56 29 .9
3 .43 (b) 691,410 0 .44 (c) 0 .47 (d) 2 .03 19 .4
20 .17 212,509 0 .30 – 2 .71 19 .9
3 .79 186,288 0 .31 – 2 .37 25 .5
( 16 .17 ) 206,697 0 .30 – 2 .43 55 .3
17 .89 268,505 0 .29 – 1 .71 29 .9
3 .48 239,975 0 .30 – 2 .20 19 .4
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE BALANCED PORTFOLIO
R-1 shares
2024 $ 10 .55 $ 0 .23 $ 1 .78 $ 2 .01 ( $ 0 .22 ) $ – ( $ 0 .22 ) $ 12 .34
2023 10 .67 0 .17 0 .14 0 .31 ( 0 .16 ) ( 0 .27 ) ( 0 .43 ) 10 .55
2022 13 .74 0 .19 ( 2 .38 ) ( 2 .19 ) ( 0 .18 ) ( 0 .70 ) ( 0 .88 ) 10 .67
2021 11 .98 0 .13 1 .88 2 .01 ( 0 .11 ) ( 0 .14 ) ( 0 .25 ) 13 .74
2020 11 .98 0 .15 0 .16 0 .31 ( 0 .15 ) ( 0 .16 ) ( 0 .31 ) 11 .98
R-3 shares
2024 10 .57 0 .25 1 .80 2 .05 ( 0 .26 ) – ( 0 .26 ) 12 .36
2023 10 .69 0 .19 0 .16 0 .35 ( 0 .20 ) ( 0 .27 ) ( 0 .47 ) 10 .57
2022 13 .76 0 .23 ( 2 .38 ) ( 2 .15 ) ( 0 .22 ) ( 0 .70 ) ( 0 .92 ) 10 .69
2021 12 .01 0 .16 1 .89 2 .05 ( 0 .16 ) ( 0 .14 ) ( 0 .30 ) 13 .76
2020 12 .01 0 .20 0 .15 0 .35 ( 0 .19 ) ( 0 .16 ) ( 0 .35 ) 12 .01
R-4 shares
2024 10 .59 0 .28 1 .80 2 .08 ( 0 .28 ) – ( 0 .28 ) 12 .39
2023 10 .71 0 .22 0 .15 0 .37 ( 0 .22 ) ( 0 .27 ) ( 0 .49 ) 10 .59
2022 13 .79 0 .23 ( 2 .37 ) ( 2 .14 ) ( 0 .24 ) ( 0 .70 ) ( 0 .94 ) 10 .71
2021 12 .03 0 .18 1 .90 2 .08 ( 0 .18 ) ( 0 .14 ) ( 0 .32 ) 13 .79
2020 12 .03 0 .22 0 .15 0 .37 ( 0 .21 ) ( 0 .16 ) ( 0 .37 ) 12 .03
R-5 shares
2024 10 .58 0 .30 1 .79 2 .09 ( 0 .29 ) – ( 0 .29 ) 12 .38
2023 10 .71 0 .23 0 .14 0 .37 ( 0 .23 ) ( 0 .27 ) ( 0 .50 ) 10 .58
2022 13 .78 0 .25 ( 2 .36 ) ( 2 .11 ) ( 0 .26 ) ( 0 .70 ) ( 0 .96 ) 10 .71
2021 12 .02 0 .19 1 .91 2 .10 ( 0 .20 ) ( 0 .14 ) ( 0 .34 ) 13 .78
2020 12 .03 0 .23 0 .15 0 .38 ( 0 .23 ) ( 0 .16 ) ( 0 .39 ) 12 .02

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
19 .14% $ 1,469 1 .16% 1 .91% 19 .9%
2 .89 1,379 1 .17 1 .52 25 .5
( 16 .88 ) 1,649 1 .16 1 .55 55 .3
16 .92 1,956 1 .15 0 .96 29 .9
2 .66 2,577 1 .16 1 .30 19 .4
19 .49 11,594 0 .85 2 .11 19 .9
3 .23 8,792 0 .86 1 .77 25 .5
( 16 .60 ) 8,497 0 .85 1 .89 55 .3
17 .18 11,129 0 .84 1 .18 29 .9
2 .97 12,167 0 .85 1 .69 19 .4
19 .76 10,352 0 .66 2 .37 19 .9
3 .40 9,339 0 .67 2 .02 25 .5
( 16 .47 ) 10,647 0 .66 1 .94 55 .3
17 .47 11,214 0 .65 1 .35 29 .9
3 .18 11,717 0 .66 1 .82 19 .4
19 .91 18,165 0 .54 2 .51 19 .9
3 .45 19,409 0 .55 2 .11 25 .5
( 16 .31 ) 19,091 0 .54 2 .11 55 .3
17 .61 20,710 0 .53 1 .46 29 .9
3 .22 17,108 0 .54 1 .94 19 .4
(a) Calculated based on average shares outstanding during the period.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE GROWTH PORTFOLIO
Class A shares
2024 $ 15 .91 $ 0 .24 $ 4 .37 $ 4 .61 ( $ 0 .22 ) $ – ( $ 0 .22 ) $ 20 .30
2023 16 .64 0 .19 0 .87 1 .06 ( 0 .17 ) ( 1 .62 ) ( 1 .79 ) 15 .91
2022 22 .20 0 .33 ( 4 .18 ) ( 3 .85 ) ( 0 .26 ) ( 1 .45 ) ( 1 .71 ) 16 .64
2021 17 .41 0 .17 5 .27 5 .44 ( 0 .24 ) ( 0 .41 ) ( 0 .65 ) 22 .20
2020 17 .55 0 .25 0 .30 0 .55 ( 0 .25 ) ( 0 .44 ) ( 0 .69 ) 17 .41
Class C shares
2024 14 .22 0 .09 3 .90 3 .99 ( 0 .07 ) – ( 0 .07 ) 18 .14
2023 15 .03 0 .06 0 .79 0 .85 ( 0 .04 ) ( 1 .62 ) ( 1 .66 ) 14 .22
2022 20 .21 0 .18 ( 3 .82 ) ( 3 .64 ) ( 0 .09 ) ( 1 .45 ) ( 1 .54 ) 15 .03
2021 15 .91 0 .01 4 .81 4 .82 ( 0 .11 ) ( 0 .41 ) ( 0 .52 ) 20 .21
2020 16 .09 0 .11 0 .26 0 .37 ( 0 .11 ) ( 0 .44 ) ( 0 .55 ) 15 .91
Class J shares
2024 15 .09 0 .25 4 .14 4 .39 ( 0 .25 ) – ( 0 .25 ) 19 .23
2023 15 .87 0 .20 0 .84 1 .04 ( 0 .20 ) ( 1 .62 ) ( 1 .82 ) 15 .09
2022 21 .26 0 .34 ( 3 .99 ) ( 3 .65 ) ( 0 .29 ) ( 1 .45 ) ( 1 .74 ) 15 .87
2021 16 .70 0 .19 5 .05 5 .24 ( 0 .27 ) ( 0 .41 ) ( 0 .68 ) 21 .26
2020 16 .87 0 .26 0 .29 0 .55 ( 0 .28 ) ( 0 .44 ) ( 0 .72 ) 16 .70
Institutional shares
2024 15 .42 0 .28 4 .23 4 .51 ( 0 .27 ) – ( 0 .27 ) 19 .66
2023 16 .18 0 .23 0 .85 1 .08 ( 0 .22 ) ( 1 .62 ) ( 1 .84 ) 15 .42
2022 21 .64 0 .38 ( 4 .07 ) ( 3 .69 ) ( 0 .32 ) ( 1 .45 ) ( 1 .77 ) 16 .18
2021 16 .98 0 .23 5 .14 5 .37 ( 0 .30 ) ( 0 .41 ) ( 0 .71 ) 21 .64
2020 17 .14 0 .30 0 .29 0 .59 ( 0 .31 ) ( 0 .44 ) ( 0 .75 ) 16 .98

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
29 .15% (b) $ 1,739,501 0 .59% – % 1 .26% 18 .3%
6 .95 (b) 1,484,518 0 .62 – 1 .16 25 .6
( 18 .70 ) (b) 1,508,702 0 .60 – 1 .76 52 .4
31 .84 (b) 1,979,014 0 .59 – 0 .81 34 .3
3 .11 (b) 1,570,186 0 .61 – 1 .46 16 .2
28 .12 (b) 86,958 1 .37 – 0 .53 18 .3
6 .19 (b) 92,295 1 .42 – 0 .40 25 .6
( 19 .39 ) (b) 121,737 1 .37 – 1 .05 52 .4
30 .82 (b) 190,605 1 .38 – 0 .07 34 .3
2 .28 (b) 204,754 1 .37 – 0 .74 16 .2
29 .32 (b) 889,283 0 .43 (c) 0 .44 (d) 1 .40 18 .3
7 .19 (b) 690,996 0 .45 (c) 0 .47 (d) 1 .32 25 .6
( 18 .59 ) (b) 636,126 0 .45 (c) 0 .47 (d) 1 .90 52 .4
32 .04 (b) 778,913 0 .45 (c) 0 .47 (d) 0 .95 34 .3
3 .25 (b) 575,978 0 .45 (c) 0 .48 (d) 1 .61 16 .2
29 .50 455,578 0 .30 – 1 .55 18 .3
7 .35 397,434 0 .30 – 1 .47 25 .6
( 18 .48 ) 395,979 0 .29 – 2 .08 52 .4
32 .27 539,619 0 .29 – 1 .12 34 .3
3 .40 430,895 0 .30 – 1 .79 16 .2
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE GROWTH PORTFOLIO
R-1 shares
2024 $ 15 .05 $ 0 .13 $ 4 .12 $ 4 .25 ( $ 0 .10 ) $ – ( $ 0 .10 ) $ 19 .20
2023 15 .83 0 .10 0 .83 0 .93 ( 0 .09 ) ( 1 .62 ) ( 1 .71 ) 15 .05
2022 21 .22 0 .21 ( 3 .99 ) ( 3 .78 ) ( 0 .16 ) ( 1 .45 ) ( 1 .61 ) 15 .83
2021 16 .70 0 .03 5 .08 5 .11 ( 0 .18 ) ( 0 .41 ) ( 0 .59 ) 21 .22
2020 16 .89 0 .15 0 .27 0 .42 ( 0 .17 ) ( 0 .44 ) ( 0 .61 ) 16 .70
R-3 shares
2024 15 .06 0 .18 4 .13 4 .31 ( 0 .18 ) – ( 0 .18 ) 19 .19
2023 15 .82 0 .15 0 .83 0 .98 ( 0 .12 ) ( 1 .62 ) ( 1 .74 ) 15 .06
2022 21 .20 0 .28 ( 4 .01 ) ( 3 .73 ) ( 0 .20 ) ( 1 .45 ) ( 1 .65 ) 15 .82
2021 16 .65 0 .11 5 .05 5 .16 ( 0 .20 ) ( 0 .41 ) ( 0 .61 ) 21 .20
2020 16 .82 0 .22 0 .26 0 .48 ( 0 .21 ) ( 0 .44 ) ( 0 .65 ) 16 .65
R-4 shares
2024 15 .36 0 .21 4 .22 4 .43 ( 0 .21 ) – ( 0 .21 ) 19 .58
2023 16 .12 0 .20 0 .83 1 .03 ( 0 .17 ) ( 1 .62 ) ( 1 .79 ) 15 .36
2022 21 .54 0 .26 ( 4 .02 ) ( 3 .76 ) ( 0 .21 ) ( 1 .45 ) ( 1 .66 ) 16 .12
2021 16 .91 0 .14 5 .13 5 .27 ( 0 .23 ) ( 0 .41 ) ( 0 .64 ) 21 .54
2020 17 .05 0 .23 0 .29 0 .52 ( 0 .22 ) ( 0 .44 ) ( 0 .66 ) 16 .91
R-5 shares
2024 15 .26 0 .24 4 .18 4 .42 ( 0 .23 ) – ( 0 .23 ) 19 .45
2023 16 .03 0 .19 0 .84 1 .03 ( 0 .18 ) ( 1 .62 ) ( 1 .80 ) 15 .26
2022 21 .46 0 .34 ( 4 .04 ) ( 3 .70 ) ( 0 .28 ) ( 1 .45 ) ( 1 .73 ) 16 .03
2021 16 .85 0 .17 5 .10 5 .27 ( 0 .25 ) ( 0 .41 ) ( 0 .66 ) 21 .46
2020 17 .01 0 .25 0 .30 0 .55 ( 0 .27 ) ( 0 .44 ) ( 0 .71 ) 16 .85

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
28 .34% $ 647 1 .16% 0 .71% 18 .3%
6 .44 1,114 1 .16 0 .66 25 .6
( 19 .18 ) 1,557 1 .16 1 .16 52 .4
31 .17 1,839 1 .15 0 .16 34 .3
2 .47 1,098 1 .16 0 .90 16 .2
28 .76 9,881 0 .85 1 .02 18 .3
6 .80 7,737 0 .85 0 .98 25 .6
( 18 .95 ) 10,909 0 .85 1 .58 52 .4
31 .58 15,823 0 .84 0 .56 34 .3
2 .81 13,833 0 .85 1 .35 16 .2
29 .03 5,175 0 .66 1 .13 18 .3
6 .98 4,143 0 .66 1 .27 25 .6
( 18 .80 ) 5,754 0 .66 1 .44 52 .4
31 .78 8,882 0 .65 0 .69 34 .3
3 .02 6,076 0 .66 1 .40 16 .2
29 .20 28,551 0 .54 1 .32 18 .3
7 .04 24,555 0 .54 1 .21 25 .6
( 18 .66 ) 23,881 0 .54 1 .86 52 .4
31 .91 30,075 0 .53 0 .86 34 .3
3 .18 22,124 0 .54 1 .54 16 .2
(a) Calculated based on average shares outstanding during the period.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM FLEXIBLE INCOME PORTFOLIO
Class A shares
2024 $ 10 .75 $ 0 .35 $ 1 .42 $ 1 .77 ( $ 0 .35 ) $ – ( $ 0 .35 ) $ 12 .17
2023 10 .78 0 .26 ( 0 .03 ) 0 .23 ( 0 .26 ) – ( 0 .26 ) 10 .75
2022 13 .56 0 .28 ( 2 .25 ) ( 1 .97 ) ( 0 .28 ) ( 0 .53 ) ( 0 .81 ) 10 .78
2021 12 .38 0 .23 1 .29 1 .52 ( 0 .23 ) ( 0 .11 ) ( 0 .34 ) 13 .56
2020 12 .40 0 .25 0 .03 0 .28 ( 0 .25 ) ( 0 .05 ) ( 0 .30 ) 12 .38
Class C shares
2024 10 .62 0 .27 1 .38 1 .65 ( 0 .25 ) – ( 0 .25 ) 12 .02
2023 10 .66 0 .18 ( 0 .05 ) 0 .13 ( 0 .17 ) – ( 0 .17 ) 10 .62
2022 13 .41 0 .19 ( 2 .22 ) ( 2 .03 ) ( 0 .19 ) ( 0 .53 ) ( 0 .72 ) 10 .66
2021 12 .24 0 .13 1 .27 1 .40 ( 0 .12 ) ( 0 .11 ) ( 0 .23 ) 13 .41
2020 12 .26 0 .16 0 .03 0 .19 ( 0 .16 ) ( 0 .05 ) ( 0 .21 ) 12 .24
Class J shares
2024 10 .63 0 .37 1 .40 1 .77 ( 0 .37 ) – ( 0 .37 ) 12 .03
2023 10 .67 0 .28 ( 0 .04 ) 0 .24 ( 0 .28 ) – ( 0 .28 ) 10 .63
2022 13 .43 0 .29 ( 2 .22 ) ( 1 .93 ) ( 0 .30 ) ( 0 .53 ) ( 0 .83 ) 10 .67
2021 12 .26 0 .25 1 .28 1 .53 ( 0 .25 ) ( 0 .11 ) ( 0 .36 ) 13 .43
2020 12 .29 0 .27 0 .02 0 .29 ( 0 .27 ) ( 0 .05 ) ( 0 .32 ) 12 .26
Institutional shares
2024 10 .70 0 .38 1 .42 1 .80 ( 0 .38 ) – ( 0 .38 ) 12 .12
2023 10 .74 0 .29 ( 0 .04 ) 0 .25 ( 0 .29 ) – ( 0 .29 ) 10 .70
2022 13 .51 0 .31 ( 2 .23 ) ( 1 .92 ) ( 0 .32 ) ( 0 .53 ) ( 0 .85 ) 10 .74
2021 12 .34 0 .26 1 .28 1 .54 ( 0 .26 ) ( 0 .11 ) ( 0 .37 ) 13 .51
2020 12 .36 0 .28 0 .03 0 .31 ( 0 .28 ) ( 0 .05 ) ( 0 .33 ) 12 .34

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
16 .58% (b) $ 918,982 0 .59% – % 2 .99% 19 .8%
2 .05 (b) 919,005 0 .61 – 2 .33 20 .8
( 15 .28 ) (b) 1,032,096 0 .60 – 2 .32 57 .3
12 .40 (b) 1,289,067 0 .59 – 1 .72 29 .3
2 .30 (b) 1,085,818 0 .60 – 2 .04 35 .9
15 .67 (b) 71,603 1 .38 – 2 .29 19 .8
1 .15 (b) 91,832 1 .40 – 1 .60 20 .8
( 15 .90 ) (b) 135,741 1 .38 – 1 .57 57 .3
11 .58 (b) 205,567 1 .36 – 0 .96 29 .3
1 .54 (b) 237,410 1 .37 – 1 .29 35 .9
16 .78 (b) 1,151,699 0 .42 (c) 0 .44 (d) 3 .13 19 .8
2 .16 (b) 1,064,611 0 .43 (c) 0 .45 (d) 2 .49 20 .8
( 15 .14 ) (b) 1,086,460 0 .44 (c) 0 .46 (d) 2 .48 57 .3
12 .61 (b) 1,321,469 0 .44 (c) 0 .46 (d) 1 .88 29 .3
2 .42 (b) 1,132,937 0 .43 (c) 0 .46 (d) 2 .22 35 .9
16 .98 180,539 0 .32 – 3 .22 19 .8
2 .25 164,167 0 .32 – 2 .60 20 .8
( 15 .01 ) 173,873 0 .31 – 2 .62 57 .3
12 .68 236,379 0 .31 – 2 .00 29 .3
2 .60 200,957 0 .32 – 2 .33 35 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM FLEXIBLE INCOME PORTFOLIO
R-1 shares
2024 $ 10 .64 $ 0 .28 $ 1 .40 $ 1 .68 ( $ 0 .27 ) $ – ( $ 0 .27 ) $ 12 .05
2023 10 .68 0 .19 ( 0 .03 ) 0 .16 ( 0 .20 ) – ( 0 .20 ) 10 .64
2022 13 .44 0 .21 ( 2 .23 ) ( 2 .02 ) ( 0 .21 ) ( 0 .53 ) ( 0 .74 ) 10 .68
2021 12 .27 0 .15 1 .28 1 .43 ( 0 .15 ) ( 0 .11 ) ( 0 .26 ) 13 .44
2020 12 .29 0 .19 0 .02 0 .21 ( 0 .18 ) ( 0 .05 ) ( 0 .23 ) 12 .27
R-3 shares
2024 10 .68 0 .32 1 .41 1 .73 ( 0 .32 ) – ( 0 .32 ) 12 .09
2023 10 .71 0 .24 ( 0 .04 ) 0 .20 ( 0 .23 ) – ( 0 .23 ) 10 .68
2022 13 .48 0 .25 ( 2 .24 ) ( 1 .99 ) ( 0 .25 ) ( 0 .53 ) ( 0 .78 ) 10 .71
2021 12 .31 0 .19 1 .28 1 .47 ( 0 .19 ) ( 0 .11 ) ( 0 .30 ) 13 .48
2020 12 .33 0 .22 0 .03 0 .25 ( 0 .22 ) ( 0 .05 ) ( 0 .27 ) 12 .31
R-4 shares
2024 10 .69 0 .34 1 .41 1 .75 ( 0 .34 ) – ( 0 .34 ) 12 .10
2023 10 .73 0 .25 ( 0 .04 ) 0 .21 ( 0 .25 ) – ( 0 .25 ) 10 .69
2022 13 .50 0 .27 ( 2 .24 ) ( 1 .97 ) ( 0 .27 ) ( 0 .53 ) ( 0 .80 ) 10 .73
2021 12 .32 0 .22 1 .29 1 .51 ( 0 .22 ) ( 0 .11 ) ( 0 .33 ) 13 .50
2020 12 .34 0 .24 0 .03 0 .27 ( 0 .24 ) ( 0 .05 ) ( 0 .29 ) 12 .32
R-5 shares
2024 10 .68 0 .30 1 .46 1 .76 ( 0 .35 ) – ( 0 .35 ) 12 .09
2023 10 .72 0 .26 ( 0 .04 ) 0 .22 ( 0 .26 ) – ( 0 .26 ) 10 .68
2022 13 .48 0 .28 ( 2 .22 ) ( 1 .94 ) ( 0 .29 ) ( 0 .53 ) ( 0 .82 ) 10 .72
2021 12 .31 0 .23 1 .28 1 .51 ( 0 .23 ) ( 0 .11 ) ( 0 .34 ) 13 .48
2020 12 .33 0 .26 0 .03 0 .29 ( 0 .26 ) ( 0 .05 ) ( 0 .31 ) 12 .31

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
15 .91% $ 1,170 1 .16% 2 .38% 19 .8%
1 .41 2,338 1 .16 1 .71 20 .8
( 15 .73 ) 2,079 1 .16 1 .74 57 .3
11 .81 2,432 1 .15 1 .16 29 .3
1 .74 2,307 1 .16 1 .53 35 .9
16 .30 3,170 0 .85 2 .75 19 .8
1 .81 3,109 0 .85 2 .15 20 .8
( 15 .51 ) 3,569 0 .85 2 .07 57 .3
12 .11 5,117 0 .84 1 .48 29 .3
2 .07 4,729 0 .85 1 .81 35 .9
16 .51 4,124 0 .66 2 .86 19 .8
1 .91 3,359 0 .66 2 .23 20 .8
( 15 .33 ) 2,843 0 .66 2 .26 57 .3
12 .39 5,108 0 .65 1 .65 29 .3
2 .26 4,664 0 .66 1 .94 35 .9
16 .67 20,849 0 .54 2 .58 19 .8
2 .03 7,888 0 .54 2 .37 20 .8
( 15 .16 ) 8,059 0 .54 2 .38 57 .3
12 .46 10,225 0 .53 1 .78 29 .3
2 .38 7,970 0 .54 2 .10 35 .9
(a) Calculated based on average shares outstanding during the period.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM STRATEGIC GROWTH PORTFOLIO
Class A shares
2024 $ 18 .11 $ 0 .20 $ 5 .53 $ 5 .73 ( $ 0 .17 ) ( $ 0 .06 ) ( $ 0 .23 ) $ 23 .61
2023 18 .24 0 .14 1 .32 1 .46 ( 0 .13 ) ( 1 .46 ) ( 1 .59 ) 18 .11
2022 24 .57 0 .34 ( 4 .93 ) ( 4 .59 ) ( 0 .34 ) ( 1 .40 ) ( 1 .74 ) 18 .24
2021 18 .57 0 .17 6 .67 6 .84 ( 0 .17 ) ( 0 .67 ) ( 0 .84 ) 24 .57
2020 18 .67 0 .21 0 .53 0 .74 ( 0 .25 ) ( 0 .59 ) ( 0 .84 ) 18 .57
Class C shares
2024 15 .54 0 .03 4 .74 4 .77 ( 0 .03 ) ( 0 .06 ) ( 0 .09 ) 20 .22
2023 15 .88 ( 0 .01 ) 1 .13 1 .12 – ( 1 .46 ) ( 1 .46 ) 15 .54
2022 21 .60 0 .17 ( 4 .33 ) ( 4 .16 ) ( 0 .16 ) ( 1 .40 ) ( 1 .56 ) 15 .88
2021 16 .43 0 .01 5 .87 5 .88 ( 0 .04 ) ( 0 .67 ) ( 0 .71 ) 21 .60
2020 16 .60 0 .07 0 .46 0 .53 ( 0 .11 ) ( 0 .59 ) ( 0 .70 ) 16 .43
Class J shares
2024 17 .18 0 .21 5 .26 5 .47 ( 0 .21 ) ( 0 .06 ) ( 0 .27 ) 22 .38
2023 17 .39 0 .15 1 .26 1 .41 ( 0 .16 ) ( 1 .46 ) ( 1 .62 ) 17 .18
2022 23 .51 0 .35 ( 4 .70 ) ( 4 .35 ) ( 0 .37 ) ( 1 .40 ) ( 1 .77 ) 17 .39
2021 17 .80 0 .19 6 .39 6 .58 ( 0 .20 ) ( 0 .67 ) ( 0 .87 ) 23 .51
2020 17 .93 0 .23 0 .51 0 .74 ( 0 .28 ) ( 0 .59 ) ( 0 .87 ) 17 .80
Institutional shares
2024 17 .50 0 .25 5 .35 5 .60 ( 0 .24 ) ( 0 .06 ) ( 0 .30 ) 22 .80
2023 17 .69 0 .19 1 .27 1 .46 ( 0 .19 ) ( 1 .46 ) ( 1 .65 ) 17 .50
2022 23 .88 0 .40 ( 4 .78 ) ( 4 .38 ) ( 0 .41 ) ( 1 .40 ) ( 1 .81 ) 17 .69
2021 18 .06 0 .23 6 .49 6 .72 ( 0 .23 ) ( 0 .67 ) ( 0 .90 ) 23 .88
2020 18 .18 0 .26 0 .52 0 .78 ( 0 .31 ) ( 0 .59 ) ( 0 .90 ) 18 .06

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
31 .89% (b) $ 1,305,661 0 .60% – % 0 .89% 18 .2%
8 .57 (b) 1,081,383 0 .63 – 0 .73 27 .2
( 19 .99 ) (b) 1,066,233 0 .61 – 1 .67 49 .5
37 .68 (b) 1,401,140 0 .60 – 0 .75 26 .3
3 .93 (b) 1,069,149 0 .62 – 1 .15 19 .9
30 .84 (b) 70,160 1 .39 – 0 .14 18 .2
7 .61 (b) 66,235 1 .45 – ( 0 .03 ) 27 .2
( 20 .59 ) (b) 77,837 1 .41 – 0 .94 49 .5
36 .56 (b) 115,136 1 .39 – 0 .04 26 .3
3 .14 (b) 120,962 1 .40 – 0 .41 19 .9
32 .10 (b) 493,983 0 .44 (c) 0 .46 (d) 1 .02 18 .2
8 .73 (b) 372,876 0 .47 (c) 0 .49 (d) 0 .87 27 .2
( 19 .87 ) (b) 334,032 0 .47 (c) 0 .49 (d) 1 .78 49 .5
37 .88 (b) 410,297 0 .46 (c) 0 .48 (d) 0 .88 26 .3
4 .11 (b) 295,433 0 .46 (c) 0 .49 (d) 1 .31 19 .9
32 .27 356,421 0 .30 – 1 .19 18 .2
8 .89 299,870 0 .30 – 1 .04 27 .2
( 19 .73 ) 271,120 0 .29 – 1 .99 49 .5
38 .14 362,447 0 .29 – 1 .05 26 .3
4 .27 260,585 0 .30 – 1 .47 19 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM STRATEGIC GROWTH PORTFOLIO
R-1 shares
2024 $ 17 .34 $ 0 .08 $ 5 .29 $ 5 .37 ( $ 0 .08 ) ( $ 0 .06 ) ( $ 0 .14 ) $ 22 .57
2023 17 .52 0 .01 1 .30 1 .31 ( 0 .03 ) ( 1 .46 ) ( 1 .49 ) 17 .34
2022 23 .67 0 .22 ( 4 .77 ) ( 4 .55 ) ( 0 .20 ) ( 1 .40 ) ( 1 .60 ) 17 .52
2021 17 .81 0 .03 6 .44 6 .47 – ( 0 .61 ) ( 0 .61 ) 23 .67
2020 17 .99 0 .04 0 .52 0 .56 ( 0 .15 ) ( 0 .59 ) ( 0 .74 ) 17 .81
R-3 shares
2024 17 .10 0 .13 5 .23 5 .36 ( 0 .13 ) ( 0 .06 ) ( 0 .19 ) 22 .27
2023 17 .31 0 .09 1 .25 1 .34 ( 0 .09 ) ( 1 .46 ) ( 1 .55 ) 17 .10
2022 23 .43 0 .32 ( 4 .74 ) ( 4 .42 ) ( 0 .30 ) ( 1 .40 ) ( 1 .70 ) 17 .31
2021 17 .72 0 .08 6 .40 6 .48 ( 0 .10 ) ( 0 .67 ) ( 0 .77 ) 23 .43
2020 17 .86 0 .18 0 .48 0 .66 ( 0 .21 ) ( 0 .59 ) ( 0 .80 ) 17 .72
R-4 shares
2024 17 .39 0 .19 5 .29 5 .48 ( 0 .18 ) ( 0 .06 ) ( 0 .24 ) 22 .63
2023 17 .58 0 .10 1 .30 1 .40 ( 0 .13 ) ( 1 .46 ) ( 1 .59 ) 17 .39
2022 23 .66 0 .29 ( 4 .74 ) ( 4 .45 ) ( 0 .23 ) ( 1 .40 ) ( 1 .63 ) 17 .58
2021 17 .91 0 .18 6 .40 6 .58 ( 0 .16 ) ( 0 .67 ) ( 0 .83 ) 23 .66
2020 18 .02 0 .19 0 .52 0 .71 ( 0 .23 ) ( 0 .59 ) ( 0 .82 ) 17 .91
R-5 shares
2024 17 .23 0 .19 5 .27 5 .46 ( 0 .20 ) ( 0 .06 ) ( 0 .26 ) 22 .43
2023 17 .43 0 .14 1 .26 1 .40 ( 0 .14 ) ( 1 .46 ) ( 1 .60 ) 17 .23
2022 23 .56 0 .33 ( 4 .70 ) ( 4 .37 ) ( 0 .36 ) ( 1 .40 ) ( 1 .76 ) 17 .43
2021 17 .84 0 .17 6 .40 6 .57 ( 0 .18 ) ( 0 .67 ) ( 0 .85 ) 23 .56
2020 17 .97 0 .22 0 .51 0 .73 ( 0 .27 ) ( 0 .59 ) ( 0 .86 ) 17 .84

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
31 .14% $ 530 1 .16% 0 .38% 18 .2%
8 .01 430 1 .16 0 .07 27 .2
( 20 .45 ) 319 1 .16 1 .11 49 .5
36 .96 420 1 .15 0 .15 26 .3
3 .07 344 1 .16 0 .22 19 .9
31 .55 7,327 0 .85 0 .62 18 .2
8 .33 6,746 0 .85 0 .50 27 .2
( 20 .20 ) 6,564 0 .85 1 .60 49 .5
37 .38 9,782 0 .84 0 .36 26 .3
3 .66 6,440 0 .85 1 .05 19 .9
31 .77 4,857 0 .66 0 .90 18 .2
8 .55 5,357 0 .66 0 .54 27 .2
( 20 .05 ) 3,013 0 .66 1 .49 49 .5
37 .63 4,069 0 .65 0 .84 26 .3
3 .91 8,355 0 .66 1 .10 19 .9
31 .92 28,145 0 .54 0 .91 18 .2
8 .67 19,279 0 .54 0 .79 27 .2
( 19 .95 ) (b) 19,246 0 .54 1 .70 49 .5
37 .80 (b) 24,908 0 .53 0 .77 26 .3
4 .04 15,052 0 .54 1 .28 19 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SHORT-TERM INCOME FUND
Class A shares
2024 $ 11 .57 $ 0 .41 $ 0 .42 $ 0 .83 ( $ 0 .41 ) $ – ( $ 0 .41 ) $ 11 .99
2023 11 .40 0 .32 0 .18 0 .50 ( 0 .33 ) – ( 0 .33 ) 11 .57
2022 12 .32 0 .16 ( 0 .86 ) ( 0 .70 ) ( 0 .16 ) ( 0 .06 ) ( 0 .22 ) 11 .40
2021 12 .54 0 .11 ( 0 .13 ) ( 0 .02 ) ( 0 .11 ) ( 0 .09 ) ( 0 .20 ) 12 .32
2020 12 .32 0 .20 0 .22 0 .42 ( 0 .20 ) – ( 0 .20 ) 12 .54
Class C shares
2024 11 .58 0 .30 0 .41 0 .71 ( 0 .30 ) – ( 0 .30 ) 11 .99
2023 11 .40 0 .21 0 .18 0 .39 ( 0 .21 ) – ( 0 .21 ) 11 .58
2022 12 .32 0 .05 ( 0 .86 ) ( 0 .81 ) ( 0 .05 ) ( 0 .06 ) ( 0 .11 ) 11 .40
2021 12 .55 – ( 0 .13 ) ( 0 .13 ) ( 0 .01 ) ( 0 .09 ) ( 0 .10 ) 12 .32
2020 12 .33 0 .09 0 .22 0 .31 ( 0 .09 ) – ( 0 .09 ) 12 .55
Class J shares
2024 11 .56 0 .42 0 .42 0 .84 ( 0 .42 ) – ( 0 .42 ) 11 .98
2023 11 .39 0 .33 0 .17 0 .50 ( 0 .33 ) – ( 0 .33 ) 11 .56
2022 12 .31 0 .16 ( 0 .86 ) ( 0 .70 ) ( 0 .16 ) ( 0 .06 ) ( 0 .22 ) 11 .39
2021 12 .53 0 .12 ( 0 .13 ) ( 0 .01 ) ( 0 .12 ) ( 0 .09 ) ( 0 .21 ) 12 .31
2020 12 .31 0 .20 0 .23 0 .43 ( 0 .21 ) – ( 0 .21 ) 12 .53
Institutional shares
2024 11 .57 0 .44 0 .41 0 .85 ( 0 .44 ) – ( 0 .44 ) 11 .98
2023 11 .39 0 .35 0 .18 0 .53 ( 0 .35 ) – ( 0 .35 ) 11 .57
2022 12 .31 0 .18 ( 0 .85 ) ( 0 .67 ) ( 0 .19 ) ( 0 .06 ) ( 0 .25 ) 11 .39
2021 12 .53 0 .14 ( 0 .13 ) 0 .01 ( 0 .14 ) ( 0 .09 ) ( 0 .23 ) 12 .31
2020 12 .31 0 .23 0 .22 0 .45 ( 0 .23 ) – ( 0 .23 ) 12 .53

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
7 .27% (b) $ 315,310 0 .63% – % 3 .46% 46 .7%
4 .39 (b) 316,038 0 .65 – 2 .79 35 .4
( 5 .73 ) (b) 353,052 0 .65 – 1 .32 28 .4
( 0 .17 ) (b) 470,326 0 .67 – 0 .89 52 .4
3 .47 (b) 445,243 0 .67 – 1 .59 76 .0
6 .17 (b) 15,263 1 .58 – 2 .51 46 .7
3 .46 (b) 17,277 1 .63 – 1 .79 35 .4
( 6 .61 ) (b) 23,675 1 .57 – 0 .38 28 .4
( 1 .09 ) (b) 34,992 1 .56 – 0 .02 52 .4
2 .55 (b) 57,463 1 .56 – 0 .72 76 .0
7 .32 (b) 109,830 0 .59 (c) 0 .60 (d) 3 .50 46 .7
4 .43 (b) 115,360 0 .61 (c) 0 .63 (d) 2 .83 35 .4
( 5 .72 ) (b) 127,563 0 .62 (c) 0 .64 (d) 1 .36 28 .4
( 0 .13 ) (b) 154,334 0 .62 (c) 0 .65 (d) 0 .94 52 .4
3 .49 (b) 168,395 0 .65 (c) 0 .68 (d) 1 .62 76 .0
7 .40 2,865,011 0 .43 – 3 .67 46 .7
4 .72 2,375,615 0 .42 (e) – 3 .02 35 .4
( 5 .53 ) 2,654,929 0 .43 (e) – 1 .53 28 .4
0 .06 3,531,191 0 .43 (e) – 1 .14 52 .4
3 .72 5,210,042 0 .43 (e) – 1 .85 76 .0
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SHORT-TERM INCOME FUND
R-1 shares
2024 $ 11 .57 $ 0 .34 $ 0 .41 $ 0 .75 ( $ 0 .34 ) $ – ( $ 0 .34 ) $ 11 .98
2023 11 .39 0 .25 0 .19 0 .44 ( 0 .26 ) – ( 0 .26 ) 11 .57
2022 12 .31 0 .09 ( 0 .86 ) ( 0 .77 ) ( 0 .09 ) ( 0 .06 ) ( 0 .15 ) 11 .39
2021 12 .54 0 .04 ( 0 .14 ) ( 0 .10 ) ( 0 .04 ) ( 0 .09 ) ( 0 .13 ) 12 .31
2020 12 .32 0 .12 0 .23 0 .35 ( 0 .13 ) – ( 0 .13 ) 12 .54
R-3 shares
2024 11 .57 0 .37 0 .42 0 .79 ( 0 .37 ) – ( 0 .37 ) 11 .99
2023 11 .40 0 .29 0 .17 0 .46 ( 0 .29 ) – ( 0 .29 ) 11 .57
2022 12 .32 0 .12 ( 0 .86 ) ( 0 .74 ) ( 0 .12 ) ( 0 .06 ) ( 0 .18 ) 11 .40
2021 12 .54 0 .07 ( 0 .12 ) ( 0 .05 ) ( 0 .08 ) ( 0 .09 ) ( 0 .17 ) 12 .32
2020 12 .32 0 .16 0 .22 0 .38 ( 0 .16 ) – ( 0 .16 ) 12 .54
R-4 shares
2024 11 .57 0 .39 0 .42 0 .81 ( 0 .40 ) – ( 0 .40 ) 11 .98
2023 11 .39 0 .31 0 .18 0 .49 ( 0 .31 ) – ( 0 .31 ) 11 .57
2022 12 .31 0 .15 ( 0 .87 ) ( 0 .72 ) ( 0 .14 ) ( 0 .06 ) ( 0 .20 ) 11 .39
2021 12 .53 0 .09 ( 0 .12 ) ( 0 .03 ) ( 0 .10 ) ( 0 .09 ) ( 0 .19 ) 12 .31
2020 12 .31 0 .18 0 .23 0 .41 ( 0 .19 ) – ( 0 .19 ) 12 .53
R-5 shares
2024 11 .58 0 .41 0 .41 0 .82 ( 0 .41 ) – ( 0 .41 ) 11 .99
2023 11 .40 0 .32 0 .19 0 .51 ( 0 .33 ) – ( 0 .33 ) 11 .58
2022 12 .32 0 .16 ( 0 .86 ) ( 0 .70 ) ( 0 .16 ) ( 0 .06 ) ( 0 .22 ) 11 .40
2021 12 .54 0 .11 ( 0 .13 ) ( 0 .02 ) ( 0 .11 ) ( 0 .09 ) ( 0 .20 ) 12 .32
2020 12 .33 0 .20 0 .21 0 .41 ( 0 .20 ) – ( 0 .20 ) 12 .54

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
6 .51% $ 442 1 .26% 2 .83% 46 .7%
3 .85 425 1 .26 2 .16 35 .4
( 6 .33 ) 591 1 .27 0 .75 28 .4
( 0 .86 ) 532 1 .29 0 .28 52 .4
2 .83 998 1 .29 (b) 0 .94 76 .0
6 .93 9,050 0 .95 3 .14 46 .7
4 .07 9,999 0 .95 2 .50 35 .4
( 6 .03 ) 9,841 0 .96 1 .02 28 .4
( 0 .48 ) 10,268 0 .98 0 .58 52 .4
3 .15 14,361 0 .98 (b) 1 .30 76 .0
7 .04 5,759 0 .76 3 .32 46 .7
4 .36 11,321 0 .76 (b) 2 .69 35 .4
( 5 .86 ) 13,727 0 .77 (b) 1 .23 28 .4
( 0 .29 ) 14,111 0 .79 (b) 0 .76 52 .4
3 .35 6,435 0 .79 (b) 1 .45 76 .0
7 .17 7,909 0 .64 3 .44 46 .7
4 .49 8,616 0 .64 2 .80 35 .4
( 5 .74 ) 9,125 0 .65 1 .31 28 .4
( 0 .17 ) 11,377 0 .67 0 .90 52 .4
3 .38 12,410 0 .67 (b) 1 .62 76 .0
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SMALLCAP FUND
Class A shares
2024 $ 20 .93 $ 0 .05 $ 5 .70 $ 5 .75 ( $ 0 .04 ) ( $ 0 .69 ) ( $ 0 .73 ) $ 25 .95
2023 22 .97 0 .02 ( 2 .06 ) ( 2 .04 ) – – – 20 .93
2022 30 .71 ( 0 .02 ) ( 5 .59 ) ( 5 .61 ) – ( 2 .13 ) ( 2 .13 ) 22 .97
2021 20 .37 ( 0 .10 ) 11 .00 10 .90 – ( 0 .56 ) ( 0 .56 ) 30 .71
2020 20 .79 – 0 .79 0 .79 – ( 1 .21 ) ( 1 .21 ) 20 .37
Class J shares
2024 19 .80 0 .08 5 .39 5 .47 ( 0 .08 ) ( 0 .69 ) ( 0 .77 ) 24 .50
2023 21 .72 0 .05 ( 1 .95 ) ( 1 .90 ) ( 0 .02 ) – ( 0 .02 ) 19 .80
2022 29 .11 0 .02 ( 5 .28 ) ( 5 .26 ) – ( 2 .13 ) ( 2 .13 ) 21 .72
2021 19 .30 ( 0 .05 ) 10 .42 10 .37 – ( 0 .56 ) ( 0 .56 ) 29 .11
2020 19 .77 0 .02 0 .76 0 .78 ( 0 .04 ) ( 1 .21 ) ( 1 .25 ) 19 .30
Institutional shares
2024 23 .16 0 .13 6 .31 6 .44 ( 0 .11 ) ( 0 .69 ) ( 0 .80 ) 28 .80
2023 25 .39 0 .11 ( 2 .29 ) ( 2 .18 ) ( 0 .05 ) – ( 0 .05 ) 23 .16
2022 33 .60 0 .06 ( 6 .14 ) ( 6 .08 ) – ( 2 .13 ) ( 2 .13 ) 25 .39
2021 22 .21 ( 0 .03 ) 12 .01 11 .98 – ( 0 .59 ) ( 0 .59 ) 33 .60
2020 22 .56 0 .06 0 .88 0 .94 ( 0 .08 ) ( 1 .21 ) ( 1 .29 ) 22 .21
R-1 shares
2024 19 .03 ( 0 .07 ) 5 .17 5 .10 – ( 0 .69 ) ( 0 .69 ) 23 .44
2023 20 .97 ( 0 .08 ) ( 1 .86 ) ( 1 .94 ) – – – 19 .03
2022 28 .35 ( 0 .12 ) ( 5 .13 ) ( 5 .25 ) – ( 2 .13 ) ( 2 .13 ) 20 .97
2021 18 .94 ( 0 .22 ) 10 .19 9 .97 – ( 0 .56 ) ( 0 .56 ) 28 .35
2020 19 .49 ( 0 .09 ) 0 .75 0 .66 – ( 1 .21 ) ( 1 .21 ) 18 .94

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
27 .75% (b) $ 263,797 1 .11% – % 0 .19% 41 .1%
( 8 .88 ) (b) 230,211 1 .19 – 0 .08 28 .7
( 19 .05 ) (b) 253,893 1 .14 – ( 0 .07 ) 18 .7
54 .21 (b) 348,066 1 .12 – ( 0 .35 ) 38 .0
3 .71 (b) 202,896 1 .18 – ( 0 .03 ) 41 .6
27 .94 (b) 192,105 0 .96 (c) 0 .97 (d) 0 .34 41 .1
( 8 .75 ) (b) 165,565 1 .02 (c) 1 .04 (d) 0 .24 28 .7
( 18 .88 ) (b) 193,888 0 .99 (c) 1 .01 (d) 0 .08 18 .7
54 .39 (b) ,(e) 259,335 0 .98 (c) 1 .00 (d) ( 0 .20 ) 38 .0
3 .88 (b) ,(e) 175,489 1 .03 (c) 1 .06 (d) 0 .12 41 .6
28 .10 745,771 0 .85 (f) – 0 .47 41 .1
( 8 .61 ) 378,571 0 .85 (f) – 0 .42 28 .7
( 18 .79 ) 411,643 0 .85 (f) – 0 .21 18 .7
54 .64 577,259 0 .85 (f) – ( 0 .09 ) 38 .0
4 .07 147,591 0 .85 (f) – 0 .28 41 .6
27 .08 1,254 1 .62 – ( 0 .32 ) 41 .1
( 9 .25 ) 1,111 1 .62 – ( 0 .36 ) 28 .7
( 19 .42 ) (e) 1,948 1 .62 – ( 0 .56 ) 18 .7
53 .43 (e) 2,847 1 .62 – ( 0 .84 ) 38 .0
3 .24 1,825 1 .63 – ( 0 .48 ) 41 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SMALLCAP FUND
R-3 shares
2024 $ 20 .72 $ – $ 5 .65 $ 5 .65 ( $ 0 .01 ) ( $ 0 .69 ) ( $ 0 .70 ) $ 25 .67
2023 22 .78 ( 0 .01 ) ( 2 .05 ) ( 2 .06 ) – – – 20 .72
2022 30 .51 ( 0 .06 ) ( 5 .54 ) ( 5 .60 ) – ( 2 .13 ) ( 2 .13 ) 22 .78
2021 20 .28 ( 0 .15 ) 10 .94 10 .79 – ( 0 .56 ) ( 0 .56 ) 30 .51
2020 20 .72 ( 0 .03 ) 0 .80 0 .77 – ( 1 .21 ) ( 1 .21 ) 20 .28
R-4 shares
2024 22 .02 0 .05 6 .00 6 .05 ( 0 .04 ) ( 0 .69 ) ( 0 .73 ) 27 .34
2023 24 .15 0 .04 ( 2 .17 ) ( 2 .13 ) – – – 22 .02
2022 32 .15 ( 0 .01 ) ( 5 .86 ) ( 5 .87 ) – ( 2 .13 ) ( 2 .13 ) 24 .15
2021 21 .30 ( 0 .10 ) 11 .51 11 .41 – ( 0 .56 ) ( 0 .56 ) 32 .15
2020 21 .69 – 0 .84 0 .84 ( 0 .02 ) ( 1 .21 ) ( 1 .23 ) 21 .30
R-5 shares
2024 22 .79 0 .08 6 .21 6 .29 ( 0 .07 ) ( 0 .69 ) ( 0 .76 ) 28 .32
2023 24 .98 0 .07 ( 2 .25 ) ( 2 .18 ) ( 0 .01 ) – ( 0 .01 ) 22 .79
2022 33 .14 0 .02 ( 6 .05 ) ( 6 .03 ) – ( 2 .13 ) ( 2 .13 ) 24 .98
2021 21 .91 ( 0 .07 ) 11 .86 11 .79 – ( 0 .56 ) ( 0 .56 ) 33 .14
2020 22 .28 0 .03 0 .86 0 .89 ( 0 .05 ) ( 1 .21 ) ( 1 .26 ) 21 .91
R-6 shares
2024 23 .19 0 .15 6 .33 6 .48 ( 0 .14 ) ( 0 .69 ) ( 0 .83 ) 28 .84
2023 25 .42 0 .13 ( 2 .28 ) ( 2 .15 ) ( 0 .08 ) – ( 0 .08 ) 23 .19
2022 33 .61 0 .08 ( 6 .14 ) ( 6 .06 ) – ( 2 .13 ) ( 2 .13 ) 25 .42
2021 22 .21 – 12 .01 12 .01 – ( 0 .61 ) ( 0 .61 ) 33 .61
2020 22 .56 0 .08 0 .88 0 .96 ( 0 .10 ) ( 1 .21 ) ( 1 .31 ) 22 .21

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
27 .55% $ 15,484 1 .31% ( 0 .01 ) % 41 .1%
( 9 .04 ) 14,313 1 .31 ( 0 .05 ) 28 .7
( 19 .15 ) 14,119 1 .31 ( 0 .24 ) 18 .7
53 .90 15,267 1 .31 ( 0 .54 ) 38 .0
3 .60 7,119 1 .32 ( 0 .17 ) 41 .6
27 .72 30,197 1 .12 0 .18 41 .1
( 8 .82 ) 32,239 1 .12 0 .14 28 .7
( 19 .00 ) 40,043 1 .12 ( 0 .06 ) 18 .7
54 .23 50,467 1 .12 ( 0 .35 ) 38 .0
3 .78 28,740 1 .13 0 .01 41 .6
27 .87 44,708 1 .00 0 .30 41 .1
( 8 .72 ) 38,705 1 .00 0 .26 28 .7
( 18 .91 ) 50,244 1 .00 0 .09 18 .7
54 .46 44,522 1 .00 ( 0 .23 ) 38 .0
3 .88 26,842 1 .01 0 .13 41 .6
28 .23 986,896 0 .74 (b) 0 .53 41 .1
( 8 .49 ) 200,915 0 .76 (b) 0 .51 28 .7
( 18 .72 ) 221,952 0 .75 (b) 0 .32 18 .7
54 .76 169,609 0 .75 (b) 0 .01 38 .0
4 .14 75,621 0 .77 (b) 0 .37 41 .6
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Distributions from
Realized Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SMALLCAP GROWTH FUND I
Class J shares
2024 $ 6 .89 ( $ 0 .04 ) $ 2 .44 $ 2 .40 $ – $ – $ 9 .29
2023 7 .47 ( 0 .04 ) ( 0 .44 ) ( 0 .48 ) ( 0 .10 ) ( 0 .10 ) 6 .89
2022 13 .34 ( 0 .06 ) ( 3 .36 ) ( 3 .42 ) ( 2 .45 ) ( 2 .45 ) 7 .47
2021 10 .37 ( 0 .09 ) 3 .94 3 .85 ( 0 .88 ) ( 0 .88 ) 13 .34
2020 9 .29 ( 0 .07 ) 2 .16 2 .09 ( 1 .01 ) ( 1 .01 ) 10 .37
Institutional shares
2024 11 .66 ( 0 .05 ) 4 .14 4 .09 – – 15 .75
2023 12 .54 ( 0 .04 ) ( 0 .74 ) ( 0 .78 ) ( 0 .10 ) ( 0 .10 ) 11 .66
2022 20 .54 ( 0 .07 ) ( 5 .48 ) ( 5 .55 ) ( 2 .45 ) ( 2 .45 ) 12 .54
2021 15 .56 ( 0 .12 ) 5 .98 5 .86 ( 0 .88 ) ( 0 .88 ) 20 .54
2020 13 .45 ( 0 .08 ) 3 .20 3 .12 ( 1 .01 ) ( 1 .01 ) 15 .56
R-1 shares
2024 7 .92 ( 0 .11 ) 2 .80 2 .69 – – 10 .61
2023 8 .61 ( 0 .09 ) ( 0 .50 ) ( 0 .59 ) ( 0 .10 ) ( 0 .10 ) 7 .92
2022 15 .05 ( 0 .12 ) ( 3 .87 ) ( 3 .99 ) ( 2 .45 ) ( 2 .45 ) 8 .61
2021 11 .67 ( 0 .19 ) 4 .45 4 .26 ( 0 .88 ) ( 0 .88 ) 15 .05
2020 10 .40 ( 0 .14 ) 2 .42 2 .28 ( 1 .01 ) ( 1 .01 ) 11 .67
R-3 shares
2024 8 .56 ( 0 .09 ) 3 .04 2 .95 – – 11 .51
2023 9 .28 ( 0 .07 ) ( 0 .55 ) ( 0 .62 ) ( 0 .10 ) ( 0 .10 ) 8 .56
2022 15 .96 ( 0 .10 ) ( 4 .13 ) ( 4 .23 ) ( 2 .45 ) ( 2 .45 ) 9 .28
2021 12 .30 ( 0 .16 ) 4 .70 4 .54 ( 0 .88 ) ( 0 .88 ) 15 .96
2020 10 .87 ( 0 .11 ) 2 .55 2 .44 ( 1 .01 ) ( 1 .01 ) 12 .30
R-4 shares
2024 9 .61 ( 0 .07 ) 3 .41 3 .34 – – 12 .95
2023 10 .38 ( 0 .06 ) ( 0 .61 ) ( 0 .67 ) ( 0 .10 ) ( 0 .10 ) 9 .61
2022 17 .51 ( 0 .09 ) ( 4 .59 ) ( 4 .68 ) ( 2 .45 ) ( 2 .45 ) 10 .38
2021 13 .40 ( 0 .14 ) 5 .13 4 .99 ( 0 .88 ) ( 0 .88 ) 17 .51
2020 11 .74 ( 0 .10 ) 2 .77 2 .67 ( 1 .01 ) ( 1 .01 ) 13 .40
R-5 shares
2024 10 .43 ( 0 .06 ) 3 .69 3 .63 – – 14 .06
2023 11 .24 ( 0 .05 ) ( 0 .66 ) ( 0 .71 ) ( 0 .10 ) ( 0 .10 ) 10 .43
2022 18 .71 ( 0 .08 ) ( 4 .94 ) ( 5 .02 ) ( 2 .45 ) ( 2 .45 ) 11 .24
2021 14 .25 ( 0 .13 ) 5 .47 5 .34 ( 0 .88 ) ( 0 .88 ) 18 .71
2020 12 .42 ( 0 .09 ) 2 .93 2 .84 ( 1 .01 ) ( 1 .01 ) 14 .25
R-6 shares
2024 11 .70 ( 0 .03 ) 4 .14 4 .11 – – 15 .81
2023 12 .57 ( 0 .02 ) ( 0 .75 ) ( 0 .77 ) ( 0 .10 ) ( 0 .10 ) 11 .70
2022 20 .56 ( 0 .05 ) ( 5 .49 ) ( 5 .54 ) ( 2 .45 ) ( 2 .45 ) 12 .57
2021 15 .55 ( 0 .10 ) 5 .99 5 .89 ( 0 .88 ) ( 0 .88 ) 20 .56
2020 13 .43 ( 0 .06 ) 3 .19 3 .13 ( 1 .01 ) ( 1 .01 ) 15 .55

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
34 .83% (b) $ 69,270 1 .09% (c) 1 .13% (d) ( 0 .49 ) % 61 .2%
( 6 .47 ) (b) 56,943 1 .14 (c) 1 .18 (d) ( 0 .49 ) 50 .3
( 29 .78 ) (b) 63,827 1 .11 (c) 1 .15 (d) ( 0 .64 ) 50 .7
38 .18 (b) 103,343 1 .07 (c) 1 .11 (d) ( 0 .74 ) 62 .1
24 .24 (b) 78,084 1 .16 (c) 1 .22 (d) ( 0 .75 ) 67 .6
35 .08 114,047 0 .96 (e) – ( 0 .35 ) 61 .2
( 6 .25 ) 133,979 0 .97 (e) – ( 0 .32 ) 50 .3
( 29 .74 ) (f) 195,117 0 .94 (e) – ( 0 .47 ) 50 .7
38 .44 (f) 300,718 0 .93 (e) – ( 0 .60 ) 62 .1
24 .51 (f) 222,802 0 .97 (e) – ( 0 .57 ) 67 .6
33 .96 1,489 1 .72 (e) – ( 1 .11 ) 61 .2
( 6 .90 ) 1,254 1 .72 (e) – ( 1 .06 ) 50 .3
( 30 .30 ) (f) 1,688 1 .71 (e) – ( 1 .25 ) 50 .7
37 .37 (f) 2,523 1 .71 (e) – ( 1 .38 ) 62 .1
23 .53 (f) 1,980 1 .75 (e) – ( 1 .34 ) 67 .6
34 .46 15,205 1 .41 (e) – ( 0 .80 ) 61 .2
( 6 .62 ) (f) 11,855 1 .41 (e) – ( 0 .75 ) 50 .3
( 30 .07 ) (f) 13,703 1 .40 (e) – ( 0 .94 ) 50 .7
37 .78 18,489 1 .40 (e) – ( 1 .07 ) 62 .1
23 .92 13,013 1 .44 (e) – ( 1 .03 ) 67 .6
34 .76 8,566 1 .22 (e) – ( 0 .61 ) 61 .2
( 6 .49 ) 8,538 1 .22 (e) – ( 0 .56 ) 50 .3
( 29 .95 ) (f) 9,817 1 .21 (e) – ( 0 .75 ) 50 .7
38 .13 (f) 21,478 1 .21 (e) – ( 0 .88 ) 62 .1
24 .12 15,438 1 .25 (e) – ( 0 .84 ) 67 .6
34 .80 23,968 1 .10 (e) – ( 0 .49 ) 61 .2
( 6 .34 ) 20,970 1 .10 (e) – ( 0 .44 ) 50 .3
( 29 .79 ) 32,559 1 .09 (e) – ( 0 .63 ) 50 .7
38 .24 50,285 1 .09 (e) – ( 0 .75 ) 62 .1
24 .17 42,541 1 .13 (e) – ( 0 .72 ) 67 .6
35 .13 1,892,007 0 .84 (e) – ( 0 .23 ) 61 .2
( 6 .07 ) (f) 1,786,028 0 .84 (e) – ( 0 .19 ) 50 .3
( 29 .67 ) (f) 1,935,411 0 .84 (e) – ( 0 .37 ) 50 .7
38 .60 2,780,704 0 .83 (e) – ( 0 .50 ) 62 .1
24 .63 (f) 1,817,204 0 .86 (e) – ( 0 .46 ) 67 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SMALLCAP S&P 600 INDEX FUND
Class J shares
2024 $ 20 .38 $ 0 .31 $ 5 .61 $ 5 .92 ( $ 0 .34 ) ( $ 0 .75 ) ( $ 1 .09 ) $ 25 .21
2023 24 .87 0 .31 ( 2 .19 ) ( 1 .88 ) ( 0 .28 ) ( 2 .33 ) ( 2 .61 ) 20 .38
2022 31 .18 0 .27 ( 3 .84 ) ( 3 .57 ) ( 0 .25 ) ( 2 .49 ) ( 2 .74 ) 24 .87
2021 20 .17 0 .24 11 .32 11 .56 ( 0 .24 ) ( 0 .31 ) ( 0 .55 ) 31 .18
2020 23 .55 0 .21 ( 1 .85 ) ( 1 .64 ) ( 0 .26 ) ( 1 .48 ) ( 1 .74 ) 20 .17
Institutional shares
2024 22 .15 0 .38 6 .12 6 .50 ( 0 .39 ) ( 0 .75 ) ( 1 .14 ) 27 .51
2023 26 .79 0 .38 ( 2 .36 ) ( 1 .98 ) ( 0 .33 ) ( 2 .33 ) ( 2 .66 ) 22 .15
2022 33 .36 0 .34 ( 4 .12 ) ( 3 .78 ) ( 0 .30 ) ( 2 .49 ) ( 2 .79 ) 26 .79
2021 21 .54 0 .31 12 .09 12 .40 ( 0 .27 ) ( 0 .31 ) ( 0 .58 ) 33 .36
2020 25 .03 0 .27 ( 1 .98 ) ( 1 .71 ) ( 0 .30 ) ( 1 .48 ) ( 1 .78 ) 21 .54
R-1 shares
2024 21 .57 0 .16 5 .95 6 .11 ( 0 .17 ) ( 0 .75 ) ( 0 .92 ) 26 .76
2023 26 .15 0 .18 ( 2 .31 ) ( 2 .13 ) ( 0 .12 ) ( 2 .33 ) ( 2 .45 ) 21 .57
2022 32 .59 0 .10 ( 4 .03 ) ( 3 .93 ) ( 0 .02 ) ( 2 .49 ) ( 2 .51 ) 26 .15
2021 21 .08 0 .06 11 .85 11 .91 ( 0 .09 ) ( 0 .31 ) ( 0 .40 ) 32 .59
2020 24 .50 0 .09 ( 1 .95 ) ( 1 .86 ) ( 0 .08 ) ( 1 .48 ) ( 1 .56 ) 21 .08
R-3 shares
2024 22 .72 0 .26 6 .27 6 .53 ( 0 .25 ) ( 0 .75 ) ( 1 .00 ) 28 .25
2023 27 .39 0 .26 ( 2 .42 ) ( 2 .16 ) ( 0 .18 ) ( 2 .33 ) ( 2 .51 ) 22 .72
2022 34 .04 0 .20 ( 4 .22 ) ( 4 .02 ) ( 0 .14 ) ( 2 .49 ) ( 2 .63 ) 27 .39
2021 21 .99 0 .16 12 .35 12 .51 ( 0 .15 ) ( 0 .31 ) ( 0 .46 ) 34 .04
2020 25 .52 0 .16 ( 2 .02 ) ( 1 .86 ) ( 0 .19 ) ( 1 .48 ) ( 1 .67 ) 21 .99
R-4 shares
2024 23 .11 0 .31 6 .38 6 .69 ( 0 .29 ) ( 0 .75 ) ( 1 .04 ) 28 .76
2023 27 .83 0 .32 ( 2 .47 ) ( 2 .15 ) ( 0 .24 ) ( 2 .33 ) ( 2 .57 ) 23 .11
2022 34 .52 0 .25 ( 4 .27 ) ( 4 .02 ) ( 0 .18 ) ( 2 .49 ) ( 2 .67 ) 27 .83
2021 22 .28 0 .22 12 .53 12 .75 ( 0 .20 ) ( 0 .31 ) ( 0 .51 ) 34 .52
2020 25 .84 0 .21 ( 2 .07 ) ( 1 .86 ) ( 0 .22 ) ( 1 .48 ) ( 1 .70 ) 22 .28
R-5 shares
2024 23 .29 0 .35 6 .43 6 .78 ( 0 .33 ) ( 0 .75 ) ( 1 .08 ) 28 .99
2023 28 .03 0 .35 ( 2 .49 ) ( 2 .14 ) ( 0 .27 ) ( 2 .33 ) ( 2 .60 ) 23 .29
2022 34 .76 0 .29 ( 4 .30 ) ( 4 .01 ) ( 0 .23 ) ( 2 .49 ) ( 2 .72 ) 28 .03
2021 22 .44 0 .26 12 .60 12 .86 ( 0 .23 ) ( 0 .31 ) ( 0 .54 ) 34 .76
2020 26 .00 0 .23 ( 2 .06 ) ( 1 .83 ) ( 0 .25 ) ( 1 .48 ) ( 1 .73 ) 22 .44
R-6 shares
2024 22 .14 0 .39 6 .11 6 .50 ( 0 .40 ) ( 0 .75 ) ( 1 .15 ) 27 .49
2023 26 .78 0 .39 ( 2 .36 ) ( 1 .97 ) ( 0 .34 ) ( 2 .33 ) ( 2 .67 ) 22 .14
2022 33 .35 0 .35 ( 4 .11 ) ( 3 .76 ) ( 0 .32 ) ( 2 .49 ) ( 2 .81 ) 26 .78
2021 21 .54 0 .33 12 .08 12 .41 ( 0 .29 ) ( 0 .31 ) ( 0 .60 ) 33 .35
2020 25 .03 0 .27 ( 1 .96 ) ( 1 .69 ) ( 0 .32 ) ( 1 .48 ) ( 1 .80 ) 21 .54

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
29 .50% (b) $ 183,530 0 .38% (c) 0 .39% (d) 1 .30% 22 .4%
( 8 .04 ) (b) 152,416 0 .42 (c) 0 .44 (d) 1 .35 27 .5
( 12 .25 ) (b) 175,397 0 .40 (c) 0 .42 (d) 1 .01 15 .9
57 .97 (b) 209,971 0 .39 (c) 0 .41 (d) 0 .83 11 .9
( 7 .93 ) (b) 136,338 0 .42 (c) 0 .45 (d) 1 .02 21 .4
29 .76 222,349 0 .21 (e) – 1 .47 22 .4
( 7 .85 ) 200,564 0 .21 (e) – 1 .56 27 .5
( 12 .08 ) 229,566 0 .21 (e) – 1 .19 15 .9
58 .26 291,508 0 .21 (e) – 1 .01 11 .9
( 7 .75 ) 218,125 0 .24 (e) – 1 .22 21 .4
28 .68 5,516 1 .04 – 0 .64 22 .4
( 8 .61 ) 5,454 1 .04 – 0 .73 27 .5
( 12 .81 ) (f) 6,738 1 .04 – 0 .37 15 .9
56 .98 (f) 8,077 1 .04 – 0 .18 11 .9
( 8 .48 ) 6,987 1 .04 – 0 .42 21 .4
29 .09 66,441 0 .73 – 0 .96 22 .4
( 8 .33 ) 64,740 0 .73 – 1 .04 27 .5
( 12 .54 ) 79,204 0 .73 – 0 .67 15 .9
57 .42 103,119 0 .73 – 0 .49 11 .9
( 8 .19 ) 71,759 0 .73 – 0 .72 21 .4
29 .34 26,473 0 .54 – 1 .14 22 .4
( 8 .17 ) 24,254 0 .54 – 1 .23 27 .5
( 12 .35 ) 34,056 0 .54 – 0 .86 15 .9
57 .78 45,339 0 .54 – 0 .68 11 .9
( 8 .07 ) 39,413 0 .54 – 0 .92 21 .4
29 .49 88,918 0 .42 – 1 .26 22 .4
( 8 .07 ) 80,736 0 .42 – 1 .35 27 .5
( 12 .25 ) 103,304 0 .42 – 0 .99 15 .9
57 .89 128,741 0 .42 – 0 .80 11 .9
( 7 .91 ) 92,028 0 .42 – 1 .04 21 .4
29 .78 623,848 0 .16 – 1 .52 22 .4
( 7 .80 ) 514,879 0 .17 – 1 .60 27 .5
( 12 .04 ) 533,682 0 .16 (e) – 1 .24 15 .9
58 .33 646,055 0 .16 (e) – 1 .06 11 .9
( 7 .67 ) 459,359 0 .16 (e) – 1 .28 21 .4
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SMALLCAP VALUE FUND II
Class J shares
2024 $ 9 .88 $ 0 .12 $ 2 .41 $ 2 .53 ( $ 0 .10 ) ( $ 0 .25 ) ( $ 0 .35 ) $ 12 .06
2023 11 .41 0 .09 ( 0 .42 ) ( 0 .33 ) ( 0 .06 ) ( 1 .14 ) ( 1 .20 ) 9 .88
2022 14 .02 0 .05 ( 0 .75 ) ( 0 .70 ) ( 0 .06 ) ( 1 .85 ) ( 1 .91 ) 11 .41
2021 8 .63 0 .04 5 .39 5 .43 ( 0 .04 ) – ( 0 .04 ) 14 .02
2020 10 .19 0 .04 ( 1 .55 ) ( 1 .51 ) ( 0 .05 ) – ( 0 .05 ) 8 .63
Institutional shares
2024 10 .34 0 .16 2 .50 2 .66 ( 0 .13 ) ( 0 .25 ) ( 0 .38 ) 12 .62
2023 11 .88 0 .13 ( 0 .44 ) ( 0 .31 ) ( 0 .09 ) ( 1 .14 ) ( 1 .23 ) 10 .34
2022 14 .50 0 .09 ( 0 .77 ) ( 0 .68 ) ( 0 .09 ) ( 1 .85 ) ( 1 .94 ) 11 .88
2021 8 .94 0 .09 5 .56 5 .65 ( 0 .09 ) – ( 0 .09 ) 14 .50
2020 10 .55 0 .08 ( 1 .59 ) ( 1 .51 ) ( 0 .10 ) – ( 0 .10 ) 8 .94
R-1 shares
2024 8 .75 0 .05 2 .12 2 .17 ( 0 .05 ) ( 0 .25 ) ( 0 .30 ) 10 .62
2023 10 .25 0 .03 ( 0 .37 ) ( 0 .34 ) ( 0 .02 ) ( 1 .14 ) ( 1 .16 ) 8 .75
2022 12 .79 ( 0 .01 ) ( 0 .68 ) ( 0 .69 ) – ( 1 .85 ) ( 1 .85 ) 10 .25
2021 7 .90 ( 0 .02 ) 4 .92 4 .90 ( 0 .01 ) – ( 0 .01 ) 12 .79
2020 9 .32 0 .01 ( 1 .43 ) ( 1 .42 ) – – – 7 .90
R-3 shares
2024 9 .65 0 .08 2 .35 2 .43 ( 0 .08 ) ( 0 .25 ) ( 0 .33 ) 11 .75
2023 11 .17 0 .07 ( 0 .41 ) ( 0 .34 ) ( 0 .04 ) ( 1 .14 ) ( 1 .18 ) 9 .65
2022 13 .76 0 .02 ( 0 .73 ) ( 0 .71 ) ( 0 .03 ) ( 1 .85 ) ( 1 .88 ) 11 .17
2021 8 .48 0 .02 5 .29 5 .31 ( 0 .03 ) – ( 0 .03 ) 13 .76
2020 10 .01 0 .03 ( 1 .52 ) ( 1 .49 ) ( 0 .04 ) – ( 0 .04 ) 8 .48
R-4 shares
2024 9 .89 0 .11 2 .40 2 .51 ( 0 .10 ) ( 0 .25 ) ( 0 .35 ) 12 .05
2023 11 .41 0 .09 ( 0 .42 ) ( 0 .33 ) ( 0 .05 ) ( 1 .14 ) ( 1 .19 ) 9 .89
2022 14 .02 0 .05 ( 0 .76 ) ( 0 .71 ) ( 0 .05 ) ( 1 .85 ) ( 1 .90 ) 11 .41
2021 8 .63 0 .05 5 .39 5 .44 ( 0 .05 ) – ( 0 .05 ) 14 .02
2020 10 .19 0 .05 ( 1 .55 ) ( 1 .50 ) ( 0 .06 ) – ( 0 .06 ) 8 .63
R-5 shares
2024 10 .06 0 .13 2 .44 2 .57 ( 0 .10 ) ( 0 .25 ) ( 0 .35 ) 12 .28
2023 11 .59 0 .10 ( 0 .42 ) ( 0 .32 ) ( 0 .07 ) ( 1 .14 ) ( 1 .21 ) 10 .06
2022 14 .20 0 .06 ( 0 .75 ) ( 0 .69 ) ( 0 .07 ) ( 1 .85 ) ( 1 .92 ) 11 .59
2021 8 .75 0 .06 5 .45 5 .51 ( 0 .06 ) – ( 0 .06 ) 14 .20
2020 10 .33 0 .06 ( 1 .57 ) ( 1 .51 ) ( 0 .07 ) – ( 0 .07 ) 8 .75
R-6 shares
2024 10 .33 0 .16 2 .51 2 .67 ( 0 .14 ) ( 0 .25 ) ( 0 .39 ) 12 .61
2023 11 .87 0 .13 ( 0 .43 ) ( 0 .30 ) ( 0 .10 ) ( 1 .14 ) ( 1 .24 ) 10 .33
2022 14 .50 0 .09 ( 0 .77 ) ( 0 .68 ) ( 0 .10 ) ( 1 .85 ) ( 1 .95 ) 11 .87
2021 8 .93 0 .10 5 .56 5 .66 ( 0 .09 ) – ( 0 .09 ) 14 .50
2020 10 .54 0 .09 ( 1 .60 ) ( 1 .51 ) ( 0 .10 ) – ( 0 .10 ) 8 .93

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
25 .67% (b) $ 23,814 1 .21% (c) 1 .25% (d) 1 .01% 73 .9%
( 2 .93 ) (b) 19,813 1 .31 (c) 1 .35 (d) 0 .81 65 .2
( 5 .41 ) (b) 20,790 1 .28 (c) 1 .32 (d) 0 .40 55 .4
63 .03 (b) 23,564 1 .29 (c) 1 .33 (d) 0 .35 87 .5
( 14 .92 ) (b) 11,752 1 .48 (c) 1 .54 (d) 0 .42 92 .2
25 .89 171,914 0 .96 (e) – 1 .30 73 .9
( 2 .58 ) 193,833 0 .96 (e) – 1 .18 65 .2
( 5 .02 ) 185,308 0 .96 (e) – 0 .73 55 .4
63 .45 204,526 0 .96 (e) – 0 .70 87 .5
( 14 .51 ) 103,672 0 .98 (e) – 0 .90 92 .2
24 .88 618 1 .80 (e) – 0 .45 73 .9
( 3 .40 ) 642 1 .81 (e) – 0 .32 65 .2
( 5 .84 ) 772 1 .80 (e) – ( 0 .13 ) 55 .4
62 .06 741 1 .80 (e) – ( 0 .13 ) 87 .5
( 15 .21 ) 583 1 .84 (e) – 0 .06 92 .2
25 .27 5,036 1 .49 (e) – 0 .75 73 .9
( 3 .12 ) 4,937 1 .50 (e) – 0 .63 65 .2
( 5 .59 ) 5,063 1 .49 (e) – 0 .19 55 .4
62 .67 6,089 1 .49 (e) – 0 .14 87 .5
( 14 .99 ) 3,599 1 .53 (e) – 0 .39 92 .2
25 .47 3,599 1 .30 (e) – 0 .92 73 .9
( 2 .87 ) 2,741 1 .31 (e) – 0 .81 65 .2
( 5 .45 ) 2,703 1 .30 (e) – 0 .39 55 .4
63 .15 4,153 1 .30 (e) – 0 .37 87 .5
( 14 .84 ) 2,278 1 .34 (e) – 0 .59 92 .2
25 .69 6,507 1 .18 (e) – 1 .10 73 .9
( 2 .82 ) 10,587 1 .19 (e) – 0 .94 65 .2
( 5 .28 ) 13,339 1 .18 (e) – 0 .51 55 .4
63 .22 16,754 1 .18 (e) – 0 .49 87 .5
( 14 .74 ) 14,788 1 .22 (e) – 0 .69 92 .2
25 .94 907,192 0 .94 (e) – 1 .29 73 .9
( 2 .55 ) 935,878 0 .93 (e) – 1 .19 65 .2
( 5 .07 ) 895,326 0 .93 (e) – 0 .76 55 .4
63 .66 1,150,438 0 .93 (e) – 0 .72 87 .5
( 14 .51 ) 663,938 0 .96 (e) – 0 .94 92 .2
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
TAX-EXEMPT BOND FUND
Class A shares
2024 $ 6 .34 $ 0 .23 $ 0 .37 $ 0 .60 ( $ 0 .23 ) ( $ 0 .23 ) $ 6 .71
2023 6 .31 0 .21 0 .03 0 .24 ( 0 .21 ) ( 0 .21 ) 6 .34
2022 7 .61 0 .17 ( 1 .30 ) ( 1 .13 ) ( 0 .17 ) ( 0 .17 ) 6 .31
2021 7 .40 0 .17 0 .21 0 .38 ( 0 .17 ) ( 0 .17 ) 7 .61
2020 7 .43 0 .18 ( 0 .04 ) 0 .14 ( 0 .17 ) ( 0 .17 ) 7 .40
Class C shares
2024 6 .36 0 .17 0 .38 0 .55 ( 0 .17 ) ( 0 .17 ) 6 .74
2023 6 .33 0 .16 0 .02 0 .18 ( 0 .15 ) ( 0 .15 ) 6 .36
2022 7 .63 0 .11 ( 1 .30 ) ( 1 .19 ) ( 0 .11 ) ( 0 .11 ) 6 .33
2021 7 .43 0 .11 0 .20 0 .31 ( 0 .11 ) ( 0 .11 ) 7 .63
2020 7 .46 0 .12 ( 0 .04 ) 0 .08 ( 0 .11 ) ( 0 .11 ) 7 .43
Institutional shares
2024 6 .35 0 .25 0 .37 0 .62 ( 0 .25 ) ( 0 .25 ) 6 .72
2023 6 .31 0 .23 0 .03 0 .26 ( 0 .22 ) ( 0 .22 ) 6 .35
2022 7 .61 0 .19 ( 1 .30 ) ( 1 .11 ) ( 0 .19 ) ( 0 .19 ) 6 .31
2021 7 .41 0 .19 0 .20 0 .39 ( 0 .19 ) ( 0 .19 ) 7 .61
2020 7 .44 0 .21 ( 0 .05 ) 0 .16 ( 0 .19 ) ( 0 .19 ) 7 .41

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Interest
Expense and Fees)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
9 .54% (b) $ 257,775 0 .87% 0 .72% (c) 3 .38% 42 .9%
3 .64 (b) 261,663 0 .85 0 .73 (c) 3 .22 36 .9
( 14 .99 ) (b) 299,054 0 .77 0 .73 (c) 2 .44 59 .3
5 .19 (b) 417,381 0 .79 0 .76 (c) 2 .18 24 .8
1 .89 (b) 356,581 0 .81 0 .77 (c) 2 .50 66 .7
8 .70 (b) 14,303 1 .77 1 .62 (c) 2 .46 42 .9
2 .71 (b) 16,673 1 .74 (d) 1 .62 (c) ,(d) 2 .33 36 .9
( 15 .67 ) (b) 22,134 1 .61 (d) 1 .57 (c) ,(d) 1 .59 59 .3
4 .17 (b) 35,338 1 .61 (d) 1 .58 (c) ,(d) 1 .37 24 .8
1 .05 (b) 38,229 1 .63 (d) 1 .59 (c) ,(d) 1 .69 66 .7
9 .82 295,345 0 .60 (d) 0 .45 (c) ,(d) 3 .66 42 .9
4 .09 266,213 0 .57 (d) 0 .45 (c) ,(d) 3 .51 36 .9
( 14 .88 ) (e) 278,642 0 .50 (d) 0 .46 (c) ,(d) 2 .72 59 .3
5 .44 (e) 345,082 0 .54 (d) 0 .51 (c) ,(d) 2 .42 24 .8
2 .14 248,148 0 .56 (d) 0 .52 (c) ,(d) 2 .85 66 .7
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(d) Reflects Manager's contractual expense limit.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Report of Independent Registered Public Accounting Firm

To the Shareholders of California Municipal Fund, Core Fixed Income Fund, Core Plus Bond Fund, Diversified Income Fund, Diversified International Fund, Equity Income Fund,
Finisterre Emerging Markets Total Return Bond Fund, Global Emerging Markets Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, Government
Money Market Fund, High Income Fund, High Yield Fund, Inflation Protection Fund, International Equity Fund (formerly International Fund I), LargeCap Growth Fund I, LargeCap
S&P 500 Index Fund, LargeCap Value Fund III, MidCap Fund, MidCap Growth Fund, MidCap Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, Money
Market Fund, Overseas Fund, Principal Capital Appreciation Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime
2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal
LifeTime 2060 Fund, Principal LifeTime 2065 Fund, Principal LifeTime 2070 Fund, Principal LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal
LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid
2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, Principal LifeTime Hybrid 2065 Fund, Principal
LifeTime Hybrid 2070 Fund, Principal LifeTime Hybrid Income Fund, Principal LifeTime Strategic Income Fund, Real Estate Securities Fund, SAM Balanced Portfolio, SAM
Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Fund, SmallCap
Fund, SmallCap Growth Fund I, SmallCap S&P 600 Index Fund, SmallCap Value Fund II and Tax-Exempt Bond Fund and the Board of Directors of Principal Funds, Inc..
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of California Municipal Fund, Core Fixed Income Fund, Core Plus Bond Fund, Diversified Income Fund,
Diversified International Fund, Equity Income Fund, Finisterre Emerging Markets Total Return Bond Fund, Global Emerging Markets Fund, Global Real Estate Securities Fund,
Government & High Quality Bond Fund, Government Money Market Fund, High Income Fund, High Yield Fund, Inflation Protection Fund, International Equity Fund (formerly
International Fund I), LargeCap Growth Fund I, LargeCap S&P 500 Index Fund, LargeCap Value Fund III, MidCap Fund, MidCap Growth Fund, MidCap Growth Fund III, MidCap
S&P 400 Index Fund, MidCap Value Fund I, Money Market Fund, Overseas Fund, Principal Capital Appreciation Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020
Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal
LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, Principal LifeTime 2065 Fund, Principal LifeTime 2070 Fund, Principal LifeTime Hybrid
2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund, Principal
LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060
Fund, Principal LifeTime Hybrid 2065 Fund, Principal LifeTime Hybrid 2070 Fund, Principal LifeTime Hybrid Income Fund, Principal LifeTime Strategic Income Fund, Real Estate
Securities Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth
Portfolio, Short-Term Income Fund, SmallCap Fund, SmallCap Growth Fund I, SmallCap S&P 600 Index Fund, SmallCap Value Fund II and Tax-Exempt Bond Fund (collectively referred to as the “Funds”) (64 of the portfolios constituting Principal Funds, Inc. (the “Fund”)), including the schedules of investments, as of October 31, 2024, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (64 of the portfolios constituting the
Fund) at October 31, 2024, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with
U.S. generally accepted accounting principles.
Individual fund constituting the Fund Statement of operations
Statements of changes in
net assets
Financial highlights
California Municipal Fund
Core Fixed Income Fund
Core Plus Bond Fund
Diversified Income Fund
Diversified International Fund
Equity Income Fund
Finisterre Emerging Markets Total Return
Bond Fund
Global Emerging Markets Fund
Global Real Estate Securities Fund
Government & High Quality Bond Fund
Government Money Market Fund
High Income Fund
High Yield Fund
Inflation Protection Fund
International Equity Fund (formerly
International Fund I)
LargeCap Growth Fund I
LargeCap S&P 500 Index Fund
LargeCap Value Fund III
MidCap Fund
MidCap Growth Fund
MidCap Growth Fund III
MidCap S&P 400 Index Fund
MidCap Value Fund I
Money Market Fund
Overseas Fund
Principal Capital Appreciation Fund
Principal LifeTime 2015 Fund
Principal LifeTime 2020 Fund
Principal LifeTime 2025 Fund
Principal LifeTime 2030 Fund
For the year ended
October 31, 2024
For each of the two
years in the period ended
October 31, 2024
For each of the five years in the period
ended October 31, 2024

Report of Independent Registered Public Accounting Firm

Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits.
We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, agent banks, brokers and transfer agents; when replies were not received from brokers, transfer agents or agent banks, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Principal investment companies since 1969.
Minneapolis, Minnesota
December 20, 2024
Individual fund constituting the Fund Statement of operations
Statements of changes in
net assets
Financial highlights
Principal LifeTime 2035 Fund
Principal LifeTime 2040 Fund
Principal LifeTime 2045 Fund
Principal LifeTime 2050 Fund
Principal LifeTime 2055 Fund
Principal LifeTime 2060 Fund
Principal LifeTime 2065 Fund
Principal LifeTime Hybrid 2015 Fund
Principal LifeTime Hybrid 2020 Fund
Principal LifeTime Hybrid 2025 Fund
Principal LifeTime Hybrid 2030 Fund
Principal LifeTime Hybrid 2035 Fund
Principal LifeTime Hybrid 2040 Fund
Principal LifeTime Hybrid 2045 Fund
Principal LifeTime Hybrid 2050 Fund
Principal LifeTime Hybrid 2055 Fund
Principal LifeTime Hybrid 2060 Fund
Principal LifeTime Hybrid 2065 Fund
Principal LifeTime Hybrid Income Fund
Principal LifeTime Strategic Income Fund
Real Estate Securities Fund
SAM Balanced Portfolio
SAM Conservative Balanced Portfolio
SAM Conservative Growth Portfolio
SAM Flexible Income Portfolio
SAM Strategic Growth Portfolio
Short-Term Income Fund
SmallCap Fund
SmallCap Growth Fund I
SmallCap S&P 600 Index Fund
SmallCap Value Fund II
Tax-Exempt Bond Fund
For the year ended
October 31, 2024
For each of the two
years in the period ended
October 31, 2024
For each of the five years in the period
ended October 31, 2024
Principal LifeTime 2070 Fund
Principal LifeTime Hybrid 2070 Fund
For the year ended
October 31, 2024.
For the year ended October 31, 2024 and the period from March 1,
2023 (commencement of operations) through October 31, 2023.

Principal Funds, Inc.
(unaudited)

Notification of Source of Distributions
Pursuant to Rule 19a-1 of the Investment Company Act of 1940
As noted in the table provided below, certain of the Principal Funds made distributions for the months of June 2024, July 2024, August 2024,
September 2024, October 2024 and November 2024 for which a portion is estimated to be in excess of the Fund’s current and accumulated net income. As of these month ends, the estimated sources of these distributions were as follows:
June 2024
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Core Plus Bond Fund 87.50 0.00 12.50
Diversified Income Fund 9.12 0.00 90.88
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 41.42 0.00 58.58
High Yield Fund 0.00 0.00 100.00
SAM Flexible Income Portfolio 90.34 0.00 9.66
July 2024
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Core Plus Bond Fund 87.47 0.00 12.53
Diversified Income Fund 14.47 0.00 85.53
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 45.05 0.00 54.95
High Yield Fund 0.00 0.00 100.00
SAM Flexible Income Portfolio 94.72 0.00 5.28
August 2024
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Core Plus Bond Fund 88.26 0.00 11.74
Diversified Income Fund 11.09 0.00 88.91
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 42.92 0.00 57.08
High Yield Fund 0.00 0.00 100.00
SAM Flexible Income Portfolio 94.14 0.00 5.86
September 2024
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Core Plus Bond Fund 91.47 0.00 8.53
Diversified Income Fund 12.17 0.00 87.83
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 10.19 0.00 89.81
High Yield Fund 22.58 0.00 77.42
October 2024
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Diversified Income Fund 19.82 0.00 80.18
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 0.00 0.00 100.00
High Yield Fund 47.51 0.00 52.49

Principal Funds, Inc.
(unaudited)

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.
Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940. Tax reporting information for shareholders of the Funds will not be available until the end of the Funds’ fiscal year.
As a result, shareholders should not use the information provided in this notice for tax reporting purposes.
Notices are posted monthly on our website at principal.com/individuals/dividends-capital-gains-distributions . You may also request a copy of such notices, free of charge, by telephoning 800-222-5852.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the investment. Contact your financial professional or call 800-222-5852 to obtain another copy of the prospectus. Read the prospectus carefully before investing.
A mutual fund's share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.
Principal Funds are distributed by Principal Funds Distributor, Inc.
November 2024
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Core Plus Bond Fund 88.53 0.00 11.47
Diversified Income Fund 19.21 0.00 80.79
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 0.00 0.00 100.00
High Yield Fund 52.24 0.00 47.76

Federal Income Tax Information
Principal Funds, Inc.
October 31, 2024 (unaudited)

Long-Term Capital Gain Dividends. Certain funds distributed long-term capital gain dividends during the fiscal year ended October 31,
2024 . Details of designated long-term capital gain dividends for federal income tax purposes are shown in the Notes to Financial Statements.
To the extent necessary to distribute such capital gains, certain funds may also utilize, and hereby designate, earnings and profits distributed to shareholders on redemptions of shares as part of the Dividends Paid Deduction.
Dividends Received Deduction (“DRD”). For corporate shareholders, the funds designate the following percentage of taxable ordinary income distributions
*
, or up to the maximum amount allowable, as DRD eligible for the calendar year ended December 31, 2023 :
DRD
California Municipal Fund 0.00%
Core Fixed Income Fund 1.07
Core Plus Bond Fund 1.48
Diversified Income Fund 11.92
Diversified International Fund 0.26
Equity Income Fund 94.99
Finisterre Emerging Markets Total Return Bond Fund 0.00
Global Emerging Markets Fund 0.27
Global Real Estate Securities Fund 0.52
Government & High Quality Bond Fund 0.00
Government Money Market Fund 0.00
High Income Fund 0.00
High Yield Fund 0.87
Inflation Protection Fund 0.00
International Equity Fund 0.00
LargeCap Growth Fund I 100.00
LargeCap S&P 500 Index Fund 99.68
LargeCap Value Fund III 98.20
MidCap Fund 100.00
MidCap Growth Fund 0.00
MidCap Growth Fund III 0.00
MidCap S&P 400 Index Fund 81.06
MidCap Value Fund I 100.00
Money Market Fund 0.00
Overseas Fund 0.00
Principal Capital Appreciation Fund 100.00
Principal LifeTime 2015 Fund 9.20
Principal LifeTime 2020 Fund 11.43
Principal LifeTime 2025 Fund 14.17
Principal LifeTime 2030 Fund 16.80
Principal LifeTime 2035 Fund 21.56
Principal LifeTime 2040 Fund 27.24
Principal LifeTime 2045 Fund 32.91
Principal LifeTime 2050 Fund 37.46
Principal LifeTime 2055 Fund 37.33
Principal LifeTime 2060 Fund 37.08
Principal LifeTime 2065 Fund 37.53
Principal LifeTime 2070 Fund 34.63
Principal LifeTime Hybrid 2015 Fund 11.49
Principal LifeTime Hybrid 2020 Fund 14.18
Principal LifeTime Hybrid 2025 Fund 17.53
Principal LifeTime Hybrid 2030 Fund 20.80
Principal LifeTime Hybrid 2035 Fund 26.07
Principal LifeTime Hybrid 2040 Fund 34.37
Principal LifeTime Hybrid 2045 Fund 41.53
Principal LifeTime Hybrid 2050 Fund 48.62
Principal LifeTime Hybrid 2055 Fund 49.05
Principal LifeTime Hybrid 2060 Fund 49.09
Principal LifeTime Hybrid 2065 Fund 49.06
Principal LifeTime Hybrid 2070 Fund 47.27
Principal LifeTime Hybrid Income Fund 10.77
Principal LifeTime Strategic Income Fund 9.70
Real Estate Securities Fund 0.97

Federal Income Tax Information
Principal Funds, Inc.
October 31, 2024 (unaudited)

*For purposes of calculating DRD, "ordinary income distributions" includes dividend distributions, short term capital gains distributions, and foreign taxes paid.
Qualified Dividend Income (“QDI”). Certain dividends paid by the funds may be subject to a maximum tax rate of 20%. The funds designate the following as a percentage of taxable ordinary income distributions (dividend income and short-term gains, if any), or up to the maximum amount allowable, as QDI eligible for the calendar year ended December 31, 2023 :
DRD
SAM Balanced Portfolio 35.49%
SAM Conservative Balanced Portfolio 20.65
SAM Conservative Growth Portfolio 57.38
SAM Flexible Income Portfolio 14.40
SAM Strategic Growth Portfolio 86.49
Short-Term Income Fund 0.00
SmallCap Fund 93.16
SmallCap Growth Fund I 0.00
SmallCap S&P 600 Index Fund 81.22
SmallCap Value Fund II 52.52
Tax-Exempt Bond Fund 0.00
QDI
California Municipal Fund 0.00%
Core Fixed Income Fund 1.07
Core Plus Bond Fund 1.83
Diversified Income Fund 14.65
Diversified International Fund 76.51
Equity Income Fund 100.00
Finisterre Emerging Markets Total Return Bond Fund 4.26
Global Emerging Markets Fund 47.50
Global Real Estate Securities Fund 31.01
Government & High Quality Bond Fund 0.00
Government Money Market Fund 0.00
High Income Fund 0.07
High Yield Fund 1.46
Inflation Protection Fund 0.00
International Equity Fund 83.07
LargeCap Growth Fund I 100.00
LargeCap S&P 500 Index Fund 100.00
LargeCap Value Fund III 100.00
MidCap Fund 100.00
MidCap Growth Fund 0.00
MidCap Growth Fund III 0.00
MidCap S&P 400 Index Fund 84.09
MidCap Value Fund I 100.00
Money Market Fund 0.00
Overseas Fund 64.44
Principal Capital Appreciation Fund 100.00
Principal LifeTime 2015 Fund 18.15
Principal LifeTime 2020 Fund 22.65
Principal LifeTime 2025 Fund 27.87
Principal LifeTime 2030 Fund 32.97
Principal LifeTime 2035 Fund 42.57
Principal LifeTime 2040 Fund 53.97
Principal LifeTime 2045 Fund 65.57
Principal LifeTime 2050 Fund 74.73
Principal LifeTime 2055 Fund 74.69
Principal LifeTime 2060 Fund 74.37
Principal LifeTime 2065 Fund 75.69
Principal LifeTime 2070 Fund 75.96
Principal LifeTime Hybrid 2015 Fund 18.73

Federal Income Tax Information
Principal Funds, Inc.
October 31, 2024 (unaudited)

Foreign Taxes Paid. The following funds elect under the Internal Revenue Code (“IRC”) Section 853 to pass through foreign taxes paid to their shareholders. The funds designated the following for federal income tax purposes for distributions made during the taxable year ended October
31, 2024 :
QDI
Principal LifeTime Hybrid 2020 Fund 23.01%
Principal LifeTime Hybrid 2025 Fund 28.27
Principal LifeTime Hybrid 2030 Fund 32.92
Principal LifeTime Hybrid 2035 Fund 41.22
Principal LifeTime Hybrid 2040 Fund 54.36
Principal LifeTime Hybrid 2045 Fund 65.71
Principal LifeTime Hybrid 2050 Fund 76.84
Principal LifeTime Hybrid 2055 Fund 77.54
Principal LifeTime Hybrid 2060 Fund 77.62
Principal LifeTime Hybrid 2065 Fund 77.71
Principal LifeTime Hybrid 2070 Fund 74.45
Principal LifeTime Hybrid Income Fund 17.55
Principal LifeTime Strategic Income Fund 19.68
Real Estate Securities Fund 0.00
SAM Balanced Portfolio 54.92
SAM Conservative Balanced Portfolio 31.99
SAM Conservative Growth Portfolio 85.02
SAM Flexible Income Portfolio 21.08
SAM Strategic Growth Portfolio 100.00
Short-Term Income Fund 0.00
SmallCap Fund 100.00
SmallCap Growth Fund I 0.00
SmallCap S&P 600 Index Fund 86.20
SmallCap Value Fund II 55.23
Tax-Exempt Bond Fund 0.00
Foreign
Taxes
Per Share
Diversified International Fund $ 0.0221
Finisterre Emerging Markets Total Return Bond Fund 0.0053
Global Emerging Markets Fund 0.0176
International Equity Fund 0.0583
Overseas Fund 0.0355
Principal LifeTime 2015 Fund 0.0005
Principal LifeTime 2020 Fund 0.0009
Principal LifeTime 2025 Fund 0.0009
Principal LifeTime 2030 Fund 0.0013
Principal LifeTime 2035 Fund 0.0013
Principal LifeTime 2040 Fund 0.0019
Principal LifeTime 2045 Fund 0.0017
Principal LifeTime 2050 Fund 0.0023
Principal LifeTime 2055 Fund 0.0020
Principal LifeTime 2060 Fund 0.0022
Principal LifeTime 2065 Fund 0.0015
Principal LifeTime 2070 Fund 0.0005
Principal LifeTime Hybrid 2015 Fund 0.0004
Principal LifeTime Hybrid 2020 Fund 0.0005
Principal LifeTime Hybrid 2025 Fund 0.0006
Principal LifeTime Hybrid 2030 Fund 0.0007
Principal LifeTime Hybrid 2035 Fund 0.0009
Principal LifeTime Hybrid 2040 Fund 0.0010
Principal LifeTime Hybrid 2045 Fund 0.0012
Principal LifeTime Hybrid 2050 Fund 0.0013
Principal LifeTime Hybrid 2055 Fund 0.0013
Principal LifeTime Hybrid 2060 Fund 0.0013

Federal Income Tax Information
Principal Funds, Inc.
October 31, 2024 (unaudited)

Section 163(j) Interest Dividends. The funds below intend to pass through Section 163(j) Interest Dividends as defined in Proposed Treasury
Regulation §1.163(j)-1(b). The funds designate the following as a percentage of taxable ordinary income distributions (dividend income and short-term gains, if any), or up to the maximum amount allowable, as 163(j) eligible for the calendar year ended December 31, 2023 :
Foreign
Taxes
Per Share
Principal LifeTime Hybrid 2065 Fund $ 0.0010
Principal LifeTime Hybrid 2070 Fund 0.0004
Principal LifeTime Hybrid Income Fund 0.0003
Principal LifeTime Strategic Income Fund 0.0006
SAM Balanced Portfolio 0.0016
SAM Conservative Balanced Portfolio 0.0009
SAM Conservative Growth Portfolio 0.0024
SAM Flexible Income Portfolio 0.0006
SAM Strategic Growth Portfolio 0.0037
163(j)
Interest
Dividends
Core Fixed Income Fund 98.60%
Core Plus Bond Fund 100.00
Diversified Income Fund 85.20
Diversified International Fund 2.70
Equity Income Fund 2.82
Finisterre Emerging Markets Total Return Bond Fund 100.00
Global Emerging Markets Fund 2.76
Global Real Estate Securities Fund 1.56
Government & High Quality Bond Fund 96.99
Government Money Market Fund 97.30
High Income Fund 95.76
High Yield Fund 97.17
Inflation Protection Fund 97.06
International Equity Fund 1.10
LargeCap Growth Fund I 22.70
LargeCap S&P 500 Index Fund 6.30
LargeCap Value Fund III 4.78
MidCap Fund 1.53
MidCap S&P 400 Index Fund 6.38
MidCap Value Fund I 5.46
Money Market Fund 95.45
Overseas Fund 2.08
Principal Capital Appreciation Fund 5.68
Principal LifeTime 2015 Fund 78.21
Principal LifeTime 2020 Fund 73.09
Principal LifeTime 2025 Fund 65.73
Principal LifeTime 2030 Fund 56.44
Principal LifeTime 2035 Fund 48.28
Principal LifeTime 2040 Fund 34.08
Principal LifeTime 2045 Fund 22.43
Principal LifeTime 2050 Fund 12.16
Principal LifeTime 2055 Fund 12.06
Principal LifeTime 2060 Fund 11.99
Principal LifeTime 2065 Fund 11.69
Principal LifeTime 2070 Fund 7.49
Principal LifeTime Hybrid 2015 Fund 77.16
Principal LifeTime Hybrid 2020 Fund 72.95
Principal LifeTime Hybrid 2025 Fund 66.87
Principal LifeTime Hybrid 2030 Fund 60.54
Principal LifeTime Hybrid 2035 Fund 51.44

Federal Income Tax Information
Principal Funds, Inc.
October 31, 2024 (unaudited)

Section 199A Dividends. Non-corporate fund shareholders of the funds below meeting certain holding period requirements may be able to deduct up to 20 percent of qualified REIT dividends passed through and reported to the shareholders by the fund as Section 199A dividends. The funds designate the following as a percentage of taxable ordinary income distributions (dividend income and short-term gains, if any), or up to the maximum amount allowable, as 199A eligible for the calendar year ended December 31, 2023:
In early 2024, if applicable, shareholders of record received the above information on QDI, Foreign Tax Credit, and Section 199A for the
distribution paid to them by the funds during the calendar year 2023 via Form 1099.
The funds will notify shareholders in early 2025 of amounts paid to them by the funds, if any, during the calendar year 2024 .
This information is given to meet certain requirements of the IRC and should not be used by shareholders for preparing their income tax returns.
For tax return preparation purposes, please refer to the information supplied with the 1099-DIV form you will receive from the fund's transfer agent.
The latest tax reporting supplement is available on Principal's Tax Center website.
Website: https://www.principal.com/individuals/dividends-capital-gains-distributions
Please consult your tax advisor if you have any questions.
163(j)
Interest
Dividends
Principal LifeTime Hybrid 2040 Fund 37.43%
Principal LifeTime Hybrid 2045 Fund 24.98
Principal LifeTime Hybrid 2050 Fund 13.51
Principal LifeTime Hybrid 2055 Fund 13.51
Principal LifeTime Hybrid 2060 Fund 13.47
Principal LifeTime Hybrid 2065 Fund 13.41
Principal LifeTime Hybrid 2070 Fund 11.75
Principal LifeTime Hybrid Income Fund 77.82
Principal LifeTime Strategic Income Fund 76.45
Real Estate Securities Fund 2.59
SAM Balanced Portfolio 53.27
SAM Conservative Balanced Portfolio 71.06
SAM Conservative Growth Portfolio 33.56
SAM Flexible Income Portfolio 79.87
SAM Strategic Growth Portfolio 6.91
Short-Term Income Fund 99.25
SmallCap Fund 2.93
SmallCap S&P 600 Index Fund 4.52
SmallCap Value Fund II 4.70
199A
Global Real Estate Securities Fund 51.81%
Real Estate Securities Fund 92.80

Changes in and Disagreements with Accountants (N-CSR Item 8)
Principal Funds, Inc.
October 31, 2024

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Proxy Disclosures (N-CSR Item 9)
Principal Funds, Inc.
October 31, 2024

During the period covered by this report, there were no matters submitted through the solicitation of proxies or otherwise.

Remuneration Paid to Directors, Officers and Others (N-CSR Item 10)
Principal Funds, Inc.
October 31, 2024

The Principal Funds, Inc. (the “Funds”) do not pay any remuneration to its officers or to any Board Members who serve as Interested Board
Members. The Board annually considers a proposal to reimburse the Manager for certain expenses, including a portion of the Chief Compliance
Officer’s compensation. If the proposal is adopted, these amounts are allocated across all Funds based on relative net assets of each portfolio.
Director’s expenses and Chief Compliance Officer’s compensation paid by the Funds are included in the financial statements.

Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11)
Principal Funds, Inc.
October 31, 2024

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved the annual review and renewal of the
Management Agreement and various sub-advisory agreements for all Funds.
Annual Review and Renewal of Management Agreement and Sub-Advisory Agreements
At its September 11, 2024 meeting, the Board performed its annual review and renewal process relating to the Management Agreement and the
Sub-Advisory Agreements for all Funds.
Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PFI, as defined in the 1940 Act (the
“Board”), annually to review and to consider the continuation of: (1) the Management Agreement between Principal Global Investors, LLC (the
“Manager”) and PFI, on behalf of each of the sixty-four (64) series of PFI (each series is referred to as a “Fund”) (2) the Sub-Advisory Agreements between the Manager and each of AllianceBernstein L.P.; Barrow Hanley Mewhinney & Strauss, LLC; BlackRock Financial Management,
Inc.; BlackRock International Limited; Brown Advisory, LLC; Causeway Capital Management LLC; Eagle Asset Management, Inc.; Emerald
Advisers, LLC; Hotchkis and Wiley Capital Management, LLC; Grantham, Mayo, Van Otterloo & Co. LLC; Insight North America LLC;
Los Angeles Capital Management LLC; Nuveen Asset Management, LLC; PineBridge Investments LLC; Polen Capital Credit, LLC; Post
Advisory Group, LLC; Principal Real Estate Investors, LLC; Robert W. Baird & Co. Incorporated; Spectrum Asset Management, Inc.; T. Rowe
Price Associates, Inc.; Vaughan Nelson Investment Management, LP; Victory Capital Management Inc.; and Westwood Management Corp.;
(collectively, the “Sub-Advisors”). The Management Agreement and the Sub-Advisory Agreements are collectively referred to as the “Advisory
Agreements.”
The Board considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board reviewed a broad range of information requested for this purpose, including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.
The Board reviewed comprehensive materials provided by the Manager, the Sub-Advisors, Broadridge Financial Solutions, Inc. (“Broadridge”)
and Management Practice LLC, both independent providers of investment company data, and independent legal counsel. The Board also reviewed performance information for PFI Government Money Market Fund and PFI Money Market Fund based upon data from iMoneyNet, and performance information for each other Fund based upon data from Morningstar Direct. In addition, the Board had previously received extensive information throughout the year regarding the performance and operating results of the Funds and the various services provided by the
Manager and the Sub-Advisors.
Management Agreement
The Board considered, among other factors, that the Manager and its affiliates have demonstrated a long-term commitment to support the Funds, including undertakings to cap Fund expenses and/or waive management fees for certain Funds.
The Board concluded that a relationship with a capable and conscientious investment advisor is in the best interests of each Fund. In addition, the Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the
Management Agreement for each Fund.
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services provided under the Management Agreements, including accounting and administrative services, as applicable. The Board considered the experience and skills of senior management leading Fund operations, the experience and skills of the personnel performing the functions under the Management Agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel and the organizational depth and stability of the Manager. The
Board concluded that appropriate resources were provided under the Management Agreements. The Board also considered that for certain Funds, during the periods reviewed, the Manager had delegated day-to-day portfolio management responsibility to the Sub-Advisors. The Board noted
that the Manager’s process for the selection of sub-advisors emphasizes the selection of Principal-affiliated sub-advisors that are determined to be qualified under the Manager’s due diligence process, but that the Manager will select an unaffiliated sub-advisor to manage all or a portion of a Fund’s investment portfolio when deemed necessary or appropriate based upon a consideration of the Fund’s investment mandate and available expertise and resources within the Principal organization. With respect to Funds with unaffiliated Sub-Advisors, the Board considered the due diligence process developed by the Manager for purposes of selecting a qualified unaffiliated sub-advisor for a Fund. The Board considered the Manager’s due diligence process for monitoring and replacing Sub-Advisors and for monitoring the investment performance of

Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11)
Principal Funds, Inc.
October 31, 2024

the Manager. The Board also considered the compliance program established by the Manager for the Funds, the quality of that program and the level of compliance attained by the Funds. The Board noted that they had previously reviewed annual best execution and soft dollar reports and information regarding the research payment accounts for applicable Funds and included this information in their consideration of the renewal of the Advisory Agreements. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Manager to the Funds under each Management Agreement were satisfactory.
Investment Performance
The Board reviewed each Fund’s investment performance over longer-term periods, reviewing both the investment return during the three-
year period ended March 31, 2024 and the blended investment return (50%/50%) of the three- and five-year periods ended March 31, 2024, and compared those returns to various agreed-upon performance measures, including, for all Funds other than PFI Government Money Market
Fund and PFI Money Market Fund, peer-group data based upon a broad-based industry category determined using Morningstar Direct data
(“Performance Universe”). For PFI Government Money Market Fund and PFI Money Market Fund, comparative performance information was based upon data provided by iMoneyNet.
For Funds or Sub-Advisors that did not have a five-year performance history, the Board reviewed performance information for a three-year period ended March 31, 2024, if available. For Funds or Sub-Advisors that did not have a three-year performance history, the Board reviewed performance information for a one-year period ended March 31, 2024, if available. The Board also compared each Fund’s investment performance over the one-, three- and five-year periods ended March 31, 2024, as available, to one or more relevant benchmark indices. The Board noted that certain Funds had commenced operations recently and, accordingly, no or limited performance information was considered.
The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the
Board concluded that the Fund’s investment returns met acceptable levels of investment performance. There were certain Funds, and certain
Sub-Advisors or affiliated portfolio management teams for multi-manager Funds, that had not attained, during the relevant period(s), a level of investment performance considered satisfactory by the Board. For such Funds, the Board also considered other factors, such as the longer-term performance of each such Fund, Sub-Advisor or portfolio management team, remedial efforts being undertaken to improve performance and/or the Manager’s explanation for the performance of such Fund, Sub-Advisor or portfolio management team.
The Board considered the Manager’s due diligence process for evaluating the performance of all Funds, all Sub-Advisors and all affiliated portfolio management teams, for which they receive regular reporting, and concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Sub-Advisors or affiliated portfolio management teams at the appropriate time, if necessary, subject to Board oversight.
Fees and Expenses
The Board considered each Fund’s contractual and effective management fee rates. For each Fund, other than as noted below, the Board received certain information from Broadridge. For Funds the Board received information comparing each Fund’s (1) contractual management fee rate at current asset levels and at theoretical asset levels, (2) effective net management fee rate (after any fee waivers) at average fiscal-year asset levels,
(3) actual non-management expense rate at average fiscal-year asset levels and (4) total net expense ratio (including, as applicable, acquired fund fees and expenses and after any expense caps or fee waivers) at average fiscal-year asset levels for Institutional Class shares for each Fund, except for Government Money Market Fund and Money Market Fund, as described below; to investment advisory fee rates, non-management expense rates and expense ratios of funds in a peer group selected by Broadridge (“Expense Group”) and a broad-based industry category defined by Broadridge (“Expense Universe”).
For PFI Money Market Fund, which does not have Institutional Class shares, comparative fee and expense information was provided based upon
Class A shares. For other PFI Funds for which Class A shares represented more than 10% of the PFI Fund’s total assets, comparative fee and expense information was supplementally provided based upon Class A shares
In evaluating the contractual and effective management fee rates, the Board considered a variety of factors, including the contractual and effective fee rates, breakpoints, comparisons to fee rates of peer group funds and other funds and non-fund accounts managed by the Manager, sub-advisory fee rates paid, services provided, investment performance, total net expense ratios, profitability, the existence and sharing of economies of scale, indirect benefits, and expense caps and fee waivers. The Board considered the impact of changes in sub-advisory fee rates put into effect since September 2023. The Board considered that certain Funds with similar investment strategies and policies have different management fee schedules and noted the reasons cited by the Manager for the differing fee rates. In reviewing the fee rates of other accounts managed by the Manager, the Board considered information provided by the Manager regarding differences between the services provided to and the risks involved in sponsoring the Funds and the services provided to and the risks involved in sponsoring such other accounts. For most
Funds, effective net management fee rates were within the third quartile or better when compared to the applicable Expense Group.

Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11)
Principal Funds, Inc.
October 31, 2024

For some Funds, although effective net management fee rates were higher than the third quartile, total net expense ratios were within the third quartile or better. Discussion is set forth below regarding specific factors relevant to the Board’ review of certain other Funds.
With respect to the PFI Principal LifeTime Hybrid Funds, and the PFI Principal LifeTime Funds, the Board noted that the Funds do not pay
Fund-level management fees and reviewed the actual non-management expenses of the Funds. The Board reviewed the total net expense ratios of the Funds, including acquired fund fees and expenses, and noted that the total net expense ratio, including acquired fund fees and expenses, for
Institutional Class shares of each of the PFI Principal LifeTime Hybrid Funds were in the third quartile or better in the Expense Group, and that the total net expense ratio, including acquired fund fees and expenses, for Institutional Class shares of each of the PFI Principal LifeTime Funds was in the fourth quartile (ranging from the 80th to 99th percentile) in the Expense Group.
In concluding that the Management Agreement for the PFI Principal LifeTime Hybrid Funds, the PFI Principal LifeTime Funds should be renewed, the Board considered all relevant factors, including each Fund’s actual non-management expenses, which the Board concluded were reasonable, and the fees and expenses of the underlying Funds in which each Fund invests, which the Board evaluated individually and concluded were reasonable. The Board also considered that the Manager intended to reallocate a portion of the assets of the PFI Principal LifeTime Hybrid
Funds, the PFI Principal LifeTime Funds to different underlying Funds and had proposed certain reductions in the management fees and/or expense caps of certain underlying Funds held by the PFI Principal LifeTime Hybrid Funds, the PFI Principal LifeTime Funds, noting that such reallocations and reductions would have the effect of reducing the amounts of acquired fund fees and expenses borne by the PFI Principal
LifeTime Hybrid Funds, the PFI Principal LifeTime Funds. In considering the performance of each of the PFI Principal LifeTime Hybrid
Funds, the PFI Principal LifeTime Funds, the Board noted that for each Fund, the Fund’s performance ranked in the third quartile or better of its
Performance Universe for the three-year and blended three- and five-year periods ended March 31, 2024.
With regard to PFI SAM Conservative Balanced Portfolio, the Board noted that the effective net management fee rate and the total net expense ratio on the basis of Institutional Class shares were higher than the third quartile (99th and 86th percentiles, respectively) in the Expense Group.
Considering all relevant factors, including that the Fund’s performance was in the second quartile of its Performance Universe for the three-year and blended three- and five-year periods ended March 31, 2024 (26th and 27th percentiles, respectively) and the more favorable rankings of the
Fund’s effective net management fee rate and total net expense ratio on the basis of Class A shares (86th and 57th percentiles, respectively), the
Board concluded that the Management Agreement should be renewed.
With regard to PFI Principal LargeCap Value Fund III, the Board noted that the effective net management fee rate and the total net expense ratio on the basis of Institutional Class shares were higher than the third quartile (92nd and 85th percentiles, respectively) in the Expense Group. The
Board accepted management’s proposal to amend the management fee schedule for the Fund to reduce the effective management fee rate payable at all asset levels and considered the pro forma effect of the fee reduction on the rankings of the Fund’s net management fee rate and total net expense ratio on the basis of Institutional Class shares in the Expense Group, noting that the Fund’s net management fee rate would move into the 69th percentile and the Fund’s total net expense ratio would move into the 54th percentile.
Considering all relevant factors, including that the Fund’s performance was in the third quartile of its Performance Universe for the three-year and blended three- and five-year periods ended March 31, 2024 (59th and 56th percentiles, respectively), the Board concluded that the Management
Agreement should be renewed.
The Board also considered the expense caps and fee waivers that would be in place with respect to certain Funds and share classes. The list of agreed upon expense caps and fee waivers is the result of the Manager’s proposals to extend the expense caps and fee waivers for certain Funds and share classes and to terminate the expense caps and fee waivers for other Funds and share classes that are projected to continue to operate below current applicable expense caps.
With regard to each of PFI MidCap S&P 400 Index Fund, PFI SmallCap Fund and PFI SmallCap S&P 600 Index Fund, the Board accepted management’s proposal to amend the Management Agreement for the Fund to add one or more new breakpoints to the management fee schedule and considered the new breakpoint or breakpoints in concluding that the Management Agreement, as amended, should be renewed.
With regard to each of PFI Short Term Income Fund, PFI High Yield Fund, PFI LargeCap Value Fund III, and PFI SmallCap Value Fund II, the
Board accepted management’s proposal to amend the management fee schedule for the Fund to reduce the effective management fee rate payable at current asset levels (for PFI Short Term Income Fund) or all asset levels (for each of the other Funds listed in this paragraph) and considered this fee reduction in concluding that the Management Agreement, as amended, should be renewed.
Profitability
The Board reviewed detailed information regarding revenues the Manager received under the Management Agreements and the estimated direct and indirect costs incurred in providing to each Fund the services described in the applicable Management Agreements for the year ended

Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11)
Principal Funds, Inc.
October 31, 2024

December 31, 2023. The Board also considered the returns on revenue generated in connection with the payment of sub-advisory fees to affiliated
Sub-Advisors (Post Advisory Group, LLC, Principal Real Estate Investors LLC and Spectrum Asset Management, Inc.) and the aggregated return on revenue to the Manager and its affiliates for the year ended December 31, 2023. The Board noted that the Manager compensates each Sub-
Advisor from its own management fee and considered the pro forma impact on the Manager’s returns on revenue from the reductions of certain
Funds’ effective management fee rates described above and the reductions of certain Funds’ effective sub-advisory fee rates described below. The
Board concluded that, for each Fund, the profitability to the Manager of the Management Agreement was not unreasonable.
Economies of Scale
The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale. The Board considered the Manager’s biennial breakpoint analysis that was received by the Board in March 2024 and the Manager’s representation that Funds are initially priced as though the Fund had reached scale, reflecting a sharing of economies of scale. The
Board then reviewed the levels at which breakpoints occur, the incremental declines in management fee rates at each breakpoint and the amount of fee reductions that had been provided to shareholders as a result of these breakpoints. The Board considered cost savings passed along to the
Funds as a result of certain expense caps and fee waivers. The Board also considered whether the effective management fee rate for each Fund under the applicable Management Agreement is reasonable in relation to the asset size of such Fund.
The Board noted management's explanation of efficiencies in the Manager's cost structure. The Board concluded that the fee schedule for each
Fund, taking into account the proposed amendments described above, reflects an appropriate level of sharing of any economies of scale.
The Board noted that the PFI Principal LifeTime Hybrid Funds, the PFI Principal LifeTime Funds do not directly pay management fees, although shareholders bear a portion of the cost of the management fees at the underlying fund level as reflected in the acquired fund fees and expenses.
The Board also noted that the management fee schedules for PFI Government Money Market Fund does not include breakpoints, but that each such Fund has a relatively low management fee rate (25 basis points or less) on all Fund assets. Considering all relevant factors, including each such Fund’s fee rate and current asset level, the Board determined that no breakpoints were necessary at this time.
Other Benefits to Manager
The Board also considered the character and amount of other incidental benefits received by the Manager and its affiliates from their relationships with the Funds. The Board noted that the Manager uses Fund commissions to buy Section 28(e) eligible products and services. The Board concluded that the incidental benefits received by the Manager and its affiliates were appropriate.
Special Circumstances
For certain Funds, in reaching the conclusion that the Management Agreement should be renewed, the Board included within their considerations certain other actions taken by the Board.
Sub-Advisory Agreements
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services provided under each Sub-Advisory Agreement. The Board considered the reputation, qualifications and background of the Sub-Advisor, the investment approach of the Sub-Advisor, the experience and skills of investment personnel responsible for the day-to-day management of each Fund and the resources made available to such personnel. The Board also considered the Sub-Advisors’ compliance with investment policies and general legal compliance. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Sub-Advisors to the sub-advised Funds under the Sub-Advisory
Agreements were satisfactory.
Investment Performance
As to each sub-advised Fund, the Manager recommended the renewal of each Sub-Advisory Agreement. Based upon all relevant factors, the
Board concluded that each Sub-Advisor is qualified and that either: (1) the investment performance of the Sub-Advisor met acceptable levels of investment performance; or (2) although the Fund experienced underperformance from the applicable Sub-Advisor, based upon that Fund’s particular circumstances or in light of remedial efforts being undertaken to improve performance, as applicable, it was in the best interests of the Fund to continue to closely monitor performance and to renew the Sub-Advisory Agreement. In each case involving underperformance, the
Board concluded that the Manager was providing effective monitoring.

Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11)
Principal Funds, Inc.
October 31, 2024

Fees, Economies of Scale and Profitability
For each sub-advised Fund, the Board considered the sub-advisory fee rate(s), noting that the Manager compensates each Sub-Advisor from its own management fee, so that shareholders pay only the management fee. For each sub-advised Fund, other than as noted below, the Board received certain information from Broadridge comparing each such Fund’s sub-advisory fee rate(s) at current asset levels and at theoretical asset levels to sub-advisory fee rates of sub-advised funds in the Broadridge classification.
The Board considered whether there are economies of scale with respect to the sub-advisory services provided to each sub-advised Fund and, if so, whether the sub-advisory fees reflect such economies of scale through breakpoints in fee schedules or whether the sub-advisory fee schedule is otherwise appropriate at current asset levels. In addition, in evaluating the sub-advisory fee rates and the factor of profitability, with respect to unaffiliated Sub-Advisors, the Board considered that the sub-advisory fee rate was negotiated at arm’s length between the Manager and the Sub-
Advisor. The Board considered the profitability of the affiliated Sub-Advisors, taking into account the changes in the sub-advisory fee schedules noted above, as applicable, in conjunction with their review of the profitability of the Manager.
Other Benefits to Sub-Advisors
The Board also considered the character and amount of other indirect benefits received by each Sub-Advisor when evaluating the sub-advisory fees. The Board considered as a part of this analysis each Sub-Advisor’s brokerage practices, soft dollar practices and use of research payment accounts. The Board concluded that the indirect benefits received by each Sub-Advisor were appropriate.
Overall Conclusions
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement, including the fee rate payable thereunder, continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370
Do not use this address for business correspondence
PrincipalAM.com
Investing involves risk, including possible loss of principal.
This shareholder report is published as general information for the shareholders of Principal Funds.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.
Principal Funds are distributed by Principal Funds Distributor, Inc.
Principal
®
, Principal Financial Group
®
, and Principal and the logomark design are registered
trademarks of Principal Financial Services, Inc., a Principal Financial Group company, in the United
States and are trademarks and services marks of Principal Financial Services, Inc., in various countries around the world.
© 2024 Principal Financial Services, Inc. | FV942AR-03 | 12/2024 | 3154528

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

There were no changes or disagreements with Accountants. Changes in and disagreements with Accountants would be included as part of the Financial Statements filed under Item 7 of this form.

ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT COMPANIES

Proxy Disclosures are included as part of the Financial Statements filed under Item 7 of this form.

ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Remuneration paid to Directors, Officers, and Others of Open-End Management Investment Companies is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Statement Regarding Basis for Approval of Investment Advisory Contracts is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 12 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None.

ITEM 16 – CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18 – RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

(a) Not applicable.

(b) Not applicable.

ITEM 19 – EXHIBITS

(a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto as Exhibit 99.906CERT.
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Funds, Inc.

By	/s/ Kamal Bhatia

               Kamal Bhatia, Director, President, and Chief Executive Officer (Principal Executive Officer)

Date	12/10/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kamal Bhatia

              Kamal Bhatia, Director, President, and Chief Executive Officer (Principal Executive Officer)

Date	12/10/2024

By	/s/ Michael Scholten

              Michael Scholten, Chief Financial Officer (Principal Financial Officer)

Date	12/10/2024